UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
➢	iShares TIPS Bond ETF | TIP | NYSE Arca

Fund Performance Overview

iSHARES® 0-5 YEAR TIPS BOND ETF

Performance as of April 30, 2018

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.20%, net of fees, while the total return for the Index was 0.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.32%	0.32%	0.35%	0.32%	0.32%	0.35%
5 Years	0.15%	0.15%	0.23%	0.73%	0.73%	1.15%
Since Inception	0.99%	0.99%	1.11%	7.57%	7.60%	8.55%

The inception date of the Fund was 12/1/10. The first day of secondary market trading was 12/3/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.00	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY MATURITY As of 4/30/18

Maturity	Percentage of Total Investments*

0-1 Year	12.79%
1-2 Years	22.00
2-3 Years	20.13
3-4 Years	32.14
4-5 Years	9.36
5-6 Years	3.58

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 4/30/18

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/22	17.04%
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 07/15/21	14.00
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/19	12.79
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/20	12.01
U.S. Treasury Inflation-Indexed Bonds, 1.38%, 01/15/20	9.99

TOTAL	65.83%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® TIPS BOND ETF

Performance as of April 30, 2018

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.15%, net of fees, while the total return for the Index was 0.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.20%	0.13%	0.27%	0.20%	0.13%	0.27%
5 Years	(0.22)%	(0.26)%	(0.12)%	(1.11)%	(1.27)%	(0.61)%
10 Years	3.00%	2.97%	3.14%	34.45%	33.95%	36.21%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.50	$0.94	$1,000.00	$1,023.90	$0.95	0.19%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY MATURITY As of 4/30/18

Maturity	Percentage of Total Investments*

0-1 Year	5.69%
1-5 Years	31.74
5-10 Years	44.56
10-15 Years	5.06
More than 20 Years	12.95

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 4/30/18

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/21	9.27%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/20	8.95
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/26	6.90
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/24	6.12
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/19	5.69

TOTAL	36.93%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.46%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/19	$226,265	$225,291,473
0.13%, 04/15/20	213,297	211,559,508
0.13%, 04/15/21	137,859	135,972,329
0.13%, 01/15/22	19,634	19,308,419
0.13%, 04/15/22	306,607	300,316,039
0.13%, 07/15/22	128,415	126,318,205
0.13%, 01/15/23	39,508	38,594,022
0.38%, 07/15/23	63,671	63,019,402
0.63%, 07/15/21	245,219	246,660,190
1.13%, 01/15/21	42,090	42,800,517
1.25%, 07/15/20	172,335	175,965,531
1.38%, 01/15/20	173,192	176,061,550

		1,761,867,185

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,784,151,335)		1,761,867,185

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.90%

MONEY MARKET FUNDS — 0.90%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	15,901	$15,900,895

		15,900,895

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,900,895)		15,900,895

TOTAL INVESTMENTS IN SECURITIES — 100.36%
(Cost: $1,800,052,230)		1,777,768,080
Other Assets, Less Liabilities — (0.36)%		(6,374,514)

NET ASSETS — 100.00%		$1,771,393,566

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	701	15,200	[b]	—	15,901	$15,900,895	$34,829	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR TIPS BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$1,761,867,185	$—	$1,761,867,185
Money market funds	15,900,895	—	—	15,900,895

Total	$15,900,895	$1,761,867,185	$—	$1,777,768,080

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.68%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/19	$1,402,178	$1,396,147,091
0.13%, 04/15/20	2,213,358	2,195,323,624
0.13%, 04/15/21	2,306,470	2,274,905,834
0.13%, 01/15/22	923,651	908,337,730
0.13%, 04/15/22	406,533	398,192,027
0.13%, 07/15/22	302,765	297,822,875
0.13%, 01/15/23	1,042,067	1,017,950,533
0.13%, 07/15/24	1,549,670	1,502,280,992
0.13%, 07/15/26	1,211,553	1,157,295,911
0.25%, 01/15/25	962,311	933,795,457
0.38%, 07/15/23	1,791	1,773,086
0.38%, 07/15/25	1,404,267	1,375,883,728
0.38%, 01/15/27	818,043	792,787,648
0.38%, 07/15/27	356,934	346,233,115
0.50%, 01/15/28	176,091	171,842,578
0.63%, 07/15/21	634,608	638,338,064
0.63%, 04/15/23	14,034	13,961,553
0.63%, 01/15/24	438,811	437,845,604
0.63%, 01/15/26	1,707,355	1,694,358,270
0.63%, 02/15/43	150,186	141,599,435
0.75%, 02/15/42	778,444	757,862,816
0.75%, 02/15/45	862,248	831,064,310
0.88%, 02/15/47	103,215	102,510,937
1.00%, 02/15/46	300,563	307,792,836
1.00%, 02/15/48	129,135	132,583,383
1.13%, 01/15/21	333	338,792
1.25%, 07/15/20	41,900	42,782,736
1.38%, 01/15/20	9	9,338
1.38%, 02/15/44	731,050	812,256,966
1.75%, 01/15/28	432,173	471,938,939
2.00%, 01/15/26	814,931	893,702,665
2.13%, 02/15/40	72,623	91,492,244
2.38%, 01/15/25	412,806	458,370,204
2.38%, 01/15/27	285,699	325,181,268
2.50%, 01/15/29	440,925	518,638,249
3.38%, 04/15/32	45,265	60,381,389
3.63%, 04/15/28	292,579	372,489,077
3.88%, 04/15/29	501,118	661,889,018

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $24,872,286,923)		24,537,960,322

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,b]	185,661	$185,660,709

		185,660,709

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,660,709)		185,660,709

TOTAL INVESTMENTS IN SECURITIES — 100.44%
(Cost: $25,057,947,632)		24,723,621,031
Other Assets, Less Liabilities — (0.44)%		(107,390,876)

NET ASSETS — 100.00%		$24,616,230,155

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® TIPS BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	59,079	126,582	[b]	—	185,661	$185,660,709	$473,885	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$24,537,960,322	$—	$24,537,960,322
Money market funds	185,660,709	—	—	185,660,709

Total	$185,660,709	$24,537,960,322	$—	$24,723,621,031

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,784,151,335	$24,872,286,923
Affiliated (Note 2)	15,900,895	185,660,709

Total cost of investments in securities	$1,800,052,230	$25,057,947,632

Investments in securities, at fair value (Note 1):
Unaffiliated	$1,761,867,185	$24,537,960,322
Affiliated (Note 2)	15,900,895	185,660,709
Receivables:
Investment securities sold	109,973,344	471,705,045
Due from custodian (Note 4)	1,535,717	—
Dividends and interest	2,118,553	34,004,692

Total Assets	1,891,395,694	25,229,330,768

LIABILITIES
Payables:
Investment securities purchased	119,916,073	607,694,182
Capital shares redeemed	—	1,478,835
Investment advisory fees (Note 2)	86,055	3,927,596

Total Liabilities	120,002,128	613,100,613

NET ASSETS	$1,771,393,566	$24,616,230,155

Net assets consist of:
Paid-in capital	$1,787,751,476	$24,975,836,061
Undistributed net investment income	10,663,305	169,286,661
Accumulated net realized loss	(4,737,065)	(194,565,966)
Net unrealized depreciation	(22,284,150)	(334,326,601)

NET ASSETS	$1,771,393,566	$24,616,230,155

Shares outstanding[a]	17,750,000	218,400,000

Net asset value per share	$99.80	$112.71

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$34,829	$473,885
Interest — unaffiliated[a]	20,970,447	370,395,829

Total investment income	21,005,276	370,869,714

EXPENSES
Investment advisory fees (Note 2)	456,191	23,359,010
Proxy fees	139	2,494

Total expenses	456,330	23,361,504

Net investment income	20,548,946	347,508,210

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(496,712)	(29,532,555)
In-kind redemptions — unaffiliated	44,210	25,364,593

Net realized loss	(452,502)	(4,167,962)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(16,117,548)	(315,100,308)

Net change in unrealized appreciation/depreciation	(16,117,548)	(315,100,308)

Net realized and unrealized loss	(16,570,050)	(319,268,270)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,978,896	$28,239,940

[a]	Reflects net inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,548,946	$16,982,424	$347,508,210	$424,604,805
Net realized gain (loss)	(452,502)	(258,373)	(4,167,962)	36,391,662
Net change in unrealized appreciation/depreciation	(16,117,548)	(9,579,648)	(315,100,308)	(478,399,237)

Net increase (decrease) in net assets resulting from operations	3,978,896	7,144,403	28,239,940	(17,402,770)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,485,863)	(13,244,635)	(252,054,807)	(348,213,385)

Total distributions to shareholders	(13,485,863)	(13,244,635)	(252,054,807)	(348,213,385)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	483,983,947	740,791,185	2,782,438,428	5,949,463,546
Cost of shares redeemed	(29,956,391)	(195,996,673)	(1,575,890,403)	(1,672,352,886)

Net increase in net assets from capital share transactions	454,027,556	544,794,512	1,206,548,025	4,277,110,660

INCREASE IN NET ASSETS	444,520,589	538,694,280	982,733,158	3,911,494,505

NET ASSETS
Beginning of period	1,326,872,977	788,178,697	23,633,496,997	19,722,002,492

End of period	$1,771,393,566	$1,326,872,977	$24,616,230,155	$23,633,496,997

Undistributed net investment income included in net assets at end of period	$10,663,305	$3,600,222	$169,286,661	$73,833,258

SHARES ISSUED AND REDEEMED
Shares sold	4,850,000	7,350,000	24,600,000	52,100,000
Shares redeemed	(300,000)	(1,950,000)	(14,000,000)	(14,700,000)

Net increase in shares outstanding	4,550,000	5,400,000	10,600,000	37,400,000

See notes to financial statements.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$100.52	$101.05	$99.23	$100.46	$101.37	$103.03

Income from investment operations:
Net investment income (loss)[a]	1.34	1.50	0.60	(0.53)	0.34	0.13
Net realized and unrealized gain (loss)[b]	(1.15)	(0.92)	1.93	(0.70)	(0.51)	(1.16)

Total from investment operations	0.19	0.58	2.53	(1.23)	(0.17)	(1.03)

Less distributions from:
Net investment income	(0.91)	(1.11)	(0.56)	—	(0.53)	(0.21)
Return of capital	—	—	(0.15)	—	(0.21)	(0.42)

Total distributions	(0.91)	(1.11)	(0.71)	—	(0.74)	(0.63)

Net asset value, end of period	$99.80	$100.52	$101.05	$99.23	$100.46	$101.37

Total return	0.20%[c]	0.58%	2.56%	(1.22)%	(0.18)%	(1.01)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,771,394	$1,326,873	$788,179	$580,506	$502,317	$633,589
Ratio of expenses to average net assets[d]	0.06%	0.09%	0.10%	0.10%	0.16%	0.20%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	n/a	0.17%	0.20%	0.20%	n/a
Ratio of net investment income (loss) to average net assets[d]	2.70%	1.49%	0.60%	(0.53)%	0.34%	0.13%
Portfolio turnover rate[e]	22%[c]	27%	42%	25%	25%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$113.73	$115.74	$110.80	$113.01	$112.98	$122.64

Income from investment operations:
Net investment income[a]	1.61	2.14	1.38	0.33	1.67	1.69
Net realized and unrealized gain (loss)[b]	(1.44)	(2.41)	4.99	(2.11)	0.37	(9.51)

Total from investment operations	0.17	(0.27)	6.37	(1.78)	2.04	(7.82)

Less distributions from:
Net investment income	(1.19)	(1.74)	(1.43)	(0.43)	(2.01)	(1.84)

Total distributions	(1.19)	(1.74)	(1.43)	(0.43)	(2.01)	(1.84)

Net asset value, end of period	$112.71	$113.73	$115.74	$110.80	$113.01	$112.98

Total return	0.15%[c]	(0.23)%	5.75%	(1.58)%	1.80%	(6.44)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,616,230	$23,633,497	$19,722,002	$13,739,125	$12,283,725	$13,806,525
Ratio of expenses to average net assets[d]	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.88%	1.88%	1.21%	0.29%	1.48%	1.43%
Portfolio turnover rate[e]	13%[c]	32%	24%	41%	47%	47%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Inflation-indexed public obligations are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond periodically and is accounted for as interest income in the statements of operations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares 0-5 Year TIPS Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA,

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$223,923,675	$98,100,700
TIPS Bond	98,100,700	223,923,675

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
0-5 Year TIPS Bond	$340,560,800	$354,693,091
TIPS Bond	3,183,572,559	3,362,787,712

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$480,873,295	$29,456,676
TIPS Bond	2,750,078,207	1,559,524,463

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
0-5 Year TIPS Bond	$4,089,744	$21,603	$4,111,347
TIPS Bond	132,049,856	—	132,049,856

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$1,800,225,446	$1	$(22,457,367)	$(22,457,366)
TIPS Bond	25,116,314,639	48,433,068	(441,126,676)	(392,693,608)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	25

Notes:

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1001-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
➢	iShares International Treasury Bond ETF | IGOV | NASDAQ

Fund Performance Overview

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2018

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the S&P/Citigroup International Treasury Bond Ex-US 1-3 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 2.81%, net of fees, while the total return for the Index was 2.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.23%	7.11%	7.24%	7.23%	7.11%	7.24%
5 Years	(1.96)%	(1.93)%	(1.72)%	(9.42)%	(9.31)%	(8.29)%
Since Inception	(0.31)%	(0.31)%	0.05%	(2.82)%	(2.85)%	0.43%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.10	$0.05	$1,000.00	$1,024.70	$0.05	0.01%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	27.41%
Aa	26.12
A	27.56
Baa	12.86
Ba	4.62
Not Rated	1.43

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/18

Country	Percentage of Total Investments [2]

Japan	22.98%
Italy	8.56
France	8.50
Germany	7.24
Austria	4.79
Portugal	4.62
Canada	4.62
Ireland	4.58
Australia	4.53
United Kingdom	4.50

TOTAL	74.92%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2018

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the S&P/Citigroup International Treasury Bond Ex-US Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 3.35%, net of fees, while the total return for the Index was 3.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.51%	8.29%	8.88%	8.51%	8.29%	8.88%
5 Years	0.39%	0.38%	0.73%	1.99%	1.91%	3.71%
Since Inception	2.23%	2.22%	2.65%	22.65%	22.57%	27.45%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.50	$1.76	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	26.86%
Aa	24.42
A	28.35
Baa	11.79
Ba	4.73
Not Rated	3.85

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 4/30/18

Country	Percentage of Total Investments [2]

Japan	23.43%
France	7.53
Italy	7.35
United Kingdom	4.97
Ireland	4.92
Germany	4.92
Canada	4.82
Portugal	4.73
Australia	4.70
Belgium	4.69

TOTAL	72.06%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.73%

AUSTRALIA — 4.47%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	2,080	$1,555,187
2.75%, 10/21/19[a]	AUD	1,230	938,261
4.50%, 04/15/20[a]	AUD	1,875	1,481,369

			3,974,817
AUSTRIA — 4.74%
Republic of Austria Government Bond
0.25%, 10/18/19[b]	EUR	800	977,767
1.95%, 06/18/19[b]	EUR	654	812,591
3.90%, 07/15/20[b]	EUR	1,542	2,043,312
4.35%, 03/15/19[b]	EUR	300	377,872

			4,211,542
BELGIUM — 4.25%
Kingdom of Belgium Government Bond
3.00%, 09/28/19[a]	EUR	1,076	1,364,712
3.75%, 09/28/20[b]	EUR	1,817	2,417,583

			3,782,295
CANADA — 4.56%
Canadian Government Bond
0.75%, 05/01/19	CAD	240	185,551
0.75%, 08/01/19	CAD	500	385,211
0.75%, 09/01/20	CAD	664	504,166
0.75%, 03/01/21	CAD	960	723,506
1.50%, 03/01/20	CAD	765	592,770
1.75%, 09/01/19	CAD	715	557,532
1.75%, 05/01/20	CAD	100	77,796
3.50%, 06/01/20	CAD	500	402,674
3.75%, 06/01/19	CAD	787	627,427

			4,056,633
DENMARK — 2.33%
Denmark Government Bond
0.25%, 11/15/20	DKK	5,160	851,676
4.00%, 11/15/19	DKK	7,005	1,217,188

			2,068,864
FINLAND — 3.96%
Finland Government Bond
0.38%, 09/15/20[b]	EUR	726	894,183
3.38%, 04/15/20[b]	EUR	675	877,760

Security		Principal (000s)	Value
3.50%, 04/15/21[b]	EUR	400	$538,361
4.38%, 07/04/19[b]	EUR	951	1,216,208

			3,526,512
FRANCE — 8.40%
French Republic Government Bond OAT
0.00%, 02/25/20[a],c	EUR	160	195,113
0.00%, 05/25/20[a],c	EUR	570	695,471
0.00%, 02/25/21[a],c	EUR	260	317,253
0.25%, 11/25/20[a]	EUR	748	919,273
0.50%, 11/25/19[a]	EUR	480	589,397
1.00%, 05/25/19[a]	EUR	590	724,478
2.50%, 10/25/20[a]	EUR	100	129,671
2.50%, 10/25/20[a]	EUR	600	778,027
3.50%, 04/25/20[a]	EUR	700	913,035
3.75%, 10/25/19[a]	EUR	930	1,195,537
4.25%, 04/25/19[a]	EUR	550	695,742
8.50%, 10/25/19[a]	EUR	230	315,450

			7,468,447
GERMANY — 7.15%
Bundesobligation
0.00%, 04/17/20[a],c	EUR	840	1,026,400
0.25%, 10/16/20[a]	EUR	450	553,981
0.50%, 04/12/19[a]	EUR	600	732,639
Bundesrepublik Deutschland Bundesanleihe
2.25%, 09/04/20[a]	EUR	295	379,808
2.50%, 01/04/21[a]	EUR	860	1,122,929
3.00%, 07/04/20[a]	EUR	405	527,322
3.25%, 01/04/20[a]	EUR	500	643,769
3.50%, 07/04/19[a]	EUR	580	735,084
Bundesschatzanweisungen
0.00%, 12/13/19[a],c	EUR	300	366,118
0.00%, 09/13/19[a],c	EUR	220	268,159

			6,356,209
IRELAND — 4.52%
Ireland Government Bond
4.40%, 06/18/19	EUR	650	829,002
4.50%, 04/18/20	EUR	1,500	1,989,941
5.00%, 10/18/20	EUR	735	1,006,711
5.90%, 10/18/19	EUR	150	198,268

			4,023,922

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security		Principal (000s)	Value
ITALY — 8.45%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	150	$182,213
0.20%, 10/15/20	EUR	100	121,663
0.35%, 06/15/20	EUR	200	244,347
0.65%, 11/01/20	EUR	330	406,126
0.70%, 05/01/20	EUR	90	110,731
1.05%, 12/01/19	EUR	980	1,209,356
1.50%, 08/01/19	EUR	350	432,674
2.50%, 05/01/19	EUR	390	484,695
3.50%, 12/01/18	EUR	300	370,643
3.75%, 03/01/21	EUR	1,020	1,363,327
4.00%, 09/01/20	EUR	802	1,062,530
4.25%, 02/01/19[a]	EUR	650	812,651
4.25%, 09/01/19	EUR	560	718,131

			7,519,087
JAPAN — 22.69%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	62,750	575,012
0.10%, 09/20/19	JPY	130,000	1,191,901
0.10%, 12/20/19	JPY	235,000	2,155,665
0.10%, 03/20/20	JPY	127,000	1,165,533
0.10%, 06/20/20	JPY	160,000	1,469,222
0.10%, 09/20/20	JPY	154,100	1,415,678
0.10%, 12/20/20	JPY	113,000	1,038,671
0.10%, 03/20/21	JPY	240,850	2,215,050
0.20%, 12/20/18	JPY	198,000	1,813,403
0.20%, 06/20/19	JPY	67,500	619,242
0.20%, 09/20/19	JPY	140,000	1,285,364
Japan Government Ten Year Bond
0.80%, 09/20/20	JPY	44,000	410,952
1.00%, 09/20/20	JPY	23,650	221,922
1.10%, 06/20/20	JPY	6,250	58,614
1.10%, 03/20/21	JPY	2,350	22,234
1.20%, 12/20/20	JPY	121,350	1,147,682
1.30%, 09/20/19	JPY	4,250	39,616
1.30%, 12/20/19	JPY	80,100	749,225
1.30%, 03/20/20	JPY	33,000	309,713
1.30%, 03/20/21	JPY	49,900	474,744
1.40%, 09/20/19	JPY	13,100	122,277
1.40%, 03/20/20	JPY	58,650	551,452
Japan Government Twenty Year Bond
2.40%, 03/20/20	JPY	35,000	335,120

Security		Principal (000s)	Value
2.50%, 03/20/20	JPY	2,850	$27,338
2.50%, 12/21/20	JPY	78,000	762,344

			20,177,974
NETHERLANDS — 4.00%
Netherlands Government Bond
0.25%, 01/15/20	EUR	1,025	1,256,617
3.50%, 07/15/20[b]	EUR	1,544	2,033,109
4.00%, 07/15/19[b]	EUR	210	267,952

			3,557,678
NORWAY — 1.33%
Norway Government Bond
4.50%, 05/22/19[b]	NOK	9,140	1,185,344

			1,185,344
PORTUGAL — 4.56%
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21[b]	EUR	500	674,247
4.75%, 06/14/19[b]	EUR	1,002	1,278,707
4.80%, 06/15/20[b]	EUR	1,574	2,103,752

			4,056,706
SPAIN — 4.24%
Spain Government Bond
0.05%, 01/31/21	EUR	200	242,886
0.25%, 01/31/19	EUR	50	60,705
1.15%, 07/30/20	EUR	669	834,142
1.40%, 01/31/20	EUR	530	660,177
2.75%, 04/30/19	EUR	230	286,732
4.00%, 04/30/20[b]	EUR	410	537,869
4.30%, 10/31/19[b]	EUR	450	582,161
4.60%, 07/30/19[b]	EUR	440	565,131

			3,769,803
SWEDEN — 3.17%
Sweden Government Bond
4.25%, 03/12/19	SEK	5,455	651,127
5.00%, 12/01/20	SEK	16,590	2,171,205

			2,822,332
SWITZERLAND — 1.47%
Swiss Confederation Government Bond
2.00%, 04/28/21[a]	CHF	110	119,814
2.25%, 07/06/20[a]	CHF	725	779,955
3.00%, 05/12/19[a]	CHF	390	409,212

			1,308,981

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security		Principal or Shares (000s)	Value
UNITED KINGDOM — 4.44%
United Kingdom Gilt
1.50%, 01/22/21[a]	GBP	450	$631,114
1.75%, 07/22/19[a]	GBP	60	83,711
2.00%, 07/22/20[a]	GBP	796	1,125,889
3.75%, 09/07/19[a]	GBP	850	1,219,106
3.75%, 09/07/20[a]	GBP	318	468,708
4.75%, 03/07/20[a]	GBP	285	421,627

			3,950,155

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $85,220,696)			87,817,301

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[d,e]		14	13,902

			13,902

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,902)			13,902

TOTAL INVESTMENTS IN SECURITIES — 98.74%
(Cost: $85,234,598)			87,831,203
Other Assets, Less Liabilities — 1.26%			1,116,892

NET ASSETS — 100.00%			$88,948,095

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Zero-coupon bond.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	8	6	[b]	—	14	$13,902	$588	$3	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign government obligations	$—	$87,817,301	$—	$87,817,301
Money market funds	13,902	—	—	13,902

Total	$13,902	$87,817,301	$—	$87,831,203

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.50%

AUSTRALIA — 4.58%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	3,150	$2,355,211
2.00%, 12/21/21[a]	AUD	2,100	1,570,442
2.25%, 11/21/22	AUD	700	525,013
2.25%, 05/21/28[a]	AUD	3,500	2,520,443
2.75%, 10/21/19[a]	AUD	2,135	1,628,607
2.75%, 04/21/24[a]	AUD	4,950	3,777,085
2.75%, 11/21/27[a]	AUD	3,809	2,870,392
2.75%, 11/21/28[a]	AUD	3,070	2,308,837
2.75%, 11/21/29[a]	AUD	1,250	935,882
2.75%, 06/21/35[a]	AUD	1,531	1,108,523
3.00%, 03/21/47[a]	AUD	1,561	1,113,324
3.25%, 04/21/25[a]	AUD	3,628	2,845,427
3.25%, 04/21/29[a]	AUD	2,766	2,176,317
3.25%, 06/21/39[a]	AUD	824	629,840
3.75%, 04/21/37[a]	AUD	1,321	1,089,952
4.25%, 04/21/26[a]	AUD	4,300	3,606,760
4.50%, 04/15/20[a]	AUD	3,058	2,416,014
4.50%, 04/21/33[a]	AUD	1,855	1,661,546
4.75%, 04/21/27[a]	AUD	3,718	3,252,321
5.25%, 03/15/19[a]	AUD	3,067	2,380,631
5.50%, 04/21/23[a]	AUD	2,885	2,488,287
5.75%, 05/15/21[a]	AUD	3,637	3,031,074
5.75%, 07/15/22[a]	AUD	3,316	2,845,278

			49,137,206
AUSTRIA — 4.48%
Republic of Austria Government Bond
0.00%, 09/20/22[b,c]	EUR	1,000	1,212,265
0.00%, 07/15/23[b,c]	EUR	1,120	1,347,155
0.25%, 10/18/19[b]	EUR	28	34,222
0.50%, 04/20/27[b]	EUR	1,650	1,967,822
0.75%, 10/20/26[b]	EUR	2,040	2,500,609
0.75%, 02/20/28[b]	EUR	900	1,087,711
1.20%, 10/20/25[b]	EUR	1,671	2,133,252
1.20%, 10/20/25[b]	EUR	250	319,158
1.50%, 02/20/47[b]	EUR	942	1,146,785
1.50%, 11/02/86[b]	EUR	463	498,915
1.65%, 10/21/24[b]	EUR	1,785	2,346,495
1.75%, 10/20/23[b]	EUR	2,396	3,156,453
1.95%, 06/18/19[b]	EUR	1,025	1,273,556

Security	Principal (000s)		Value
2.10%, 09/20/17[b]	EUR	640	$846,380
2.40%, 05/23/34[b]	EUR	1,310	1,877,720
3.15%, 06/20/44[b]	EUR	1,412	2,373,827
3.40%, 11/22/22[b]	EUR	1,876	2,626,051
3.50%, 09/15/21[b]	EUR	2,926	3,987,802
3.65%, 04/20/22[b]	EUR	1,500	2,087,044
3.80%, 01/26/62[b]	EUR	677	1,383,648
3.90%, 07/15/20[b]	EUR	1,848	2,448,793
4.15%, 03/15/37[b]	EUR	2,316	4,203,852
4.35%, 03/15/19[b]	EUR	1,123	1,414,502
4.85%, 03/15/26[b]	EUR	1,640	2,660,632
6.25%, 07/15/27	EUR	1,686	3,066,835

			48,001,484
BELGIUM — 4.57%
Kingdom of Belgium Government Bond
0.20%, 10/22/23[b]	EUR	820	993,696
0.50%, 10/22/24[b]	EUR	700	854,463
0.80%, 06/22/25[b]	EUR	1,765	2,189,164
0.80%, 06/22/27[b]	EUR	1,520	1,853,717
0.80%, 06/22/28[b]	EUR	750	904,754
1.00%, 06/22/26[b]	EUR	1,797	2,246,874
1.00%, 06/22/31[b]	EUR	1,130	1,359,251
1.45%, 06/22/37[b]	EUR	395	485,287
1.60%, 06/22/47[b]	EUR	1,007	1,218,016
1.90%, 06/22/38[b]	EUR	770	1,015,484
2.15%, 06/22/66[b]	EUR	390	516,869
2.25%, 06/22/23[a]	EUR	1,480	1,990,373
2.25%, 06/22/57[b]	EUR	350	480,583
2.60%, 06/22/24[b]	EUR	1,365	1,885,084
2.60%, 06/22/24[b]	EUR	350	483,355
3.00%, 09/28/19[a]	EUR	794	1,007,134
3.00%, 06/22/34[b]	EUR	625	953,450
3.00%, 06/22/34[b]	EUR	150	228,828
3.75%, 09/28/20[b]	EUR	2,092	2,782,886
3.75%, 06/22/45[a]	EUR	790	1,425,421
3.75%, 06/22/45[a]	EUR	350	631,516
4.00%, 03/28/19	EUR	785	987,016
4.00%, 03/28/22	EUR	1,587	2,233,142
4.00%, 03/28/32[a]	EUR	904	1,513,205
4.25%, 09/28/21[b]	EUR	1,766	2,464,411
4.25%, 09/28/22[a]	EUR	1,805	2,599,511
4.25%, 03/28/41[b]	EUR	1,956	3,678,650
4.50%, 03/28/26[b]	EUR	1,115	1,769,822

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
5.00%, 03/28/35[b]	EUR	2,203	$4,220,777
5.50%, 03/28/28	EUR	2,256	3,977,766

			48,950,505
CANADA — 4.70%
Canadian Government Bond
0.50%, 11/01/18	CAD	600	465,846
0.50%, 02/01/19	CAD	900	696,460
0.50%, 03/01/22	CAD	1,988	1,461,441
0.75%, 05/01/19	CAD	1,630	1,260,198
0.75%, 08/01/19	CAD	2,020	1,556,252
0.75%, 09/01/20	CAD	3,492	2,651,430
0.75%, 03/01/21	CAD	3,463	2,609,897
0.75%, 09/01/21	CAD	2,170	1,623,036
1.00%, 09/01/22	CAD	2,140	1,593,980
1.00%, 06/01/27	CAD	2,138	1,492,841
1.25%, 09/01/18	CAD	1,010	787,476
1.25%, 11/01/19	CAD	2,100	1,624,821
1.25%, 02/01/20	CAD	1,650	1,273,858
1.50%, 03/01/20	CAD	3,255	2,522,180
1.50%, 06/01/23	CAD	1,930	1,459,029
1.50%, 06/01/26	CAD	1,608	1,184,237
1.50%, 06/01/26	CAD	300	220,940
1.75%, 03/01/19	CAD	300	234,313
1.75%, 09/01/19	CAD	1,475	1,150,153
1.75%, 05/01/20	CAD	900	700,160
1.75%, 03/01/23	CAD	2,118	1,624,414
2.00%, 06/01/28	CAD	1,200	910,893
2.25%, 06/01/25	CAD	1,800	1,405,346
2.50%, 06/01/24	CAD	1,975	1,567,101
2.75%, 06/01/22	CAD	1,488	1,191,218
2.75%, 12/01/48	CAD	2,127	1,786,119
2.75%, 12/01/64	CAD	735	635,344
3.25%, 06/01/21	CAD	1,591	1,286,749
3.50%, 06/01/20	CAD	1,815	1,461,705
3.50%, 12/01/45	CAD	2,310	2,199,427
3.75%, 06/01/19	CAD	2,241	1,786,613
4.00%, 06/01/41	CAD	2,050	2,048,003
5.00%, 06/01/37	CAD	1,678	1,830,791
5.75%, 06/01/29	CAD	1,460	1,519,554
5.75%, 06/01/33	CAD	1,750	1,950,843
8.00%, 06/01/27	CAD	520	594,853
9.00%, 06/01/25	CAD	20	22,482

			50,390,003

Security	Principal (000s)		Value
DENMARK — 3.76%
Denmark Government Bond
0.25%, 11/15/20	DKK	14,750	$2,434,540
0.50%, 11/15/27	DKK	22,410	3,608,280
1.50%, 11/15/23	DKK	21,666	3,796,177
1.75%, 11/15/25	DKK	31,265	5,613,396
1.75%, 11/15/25	DKK	2,450	439,879
3.00%, 11/15/21	DKK	33,155	6,009,140
4.00%, 11/15/19	DKK	21,333	3,706,789
4.50%, 11/15/39	DKK	53,102	14,349,299
7.00%, 11/10/24	DKK	1,470	344,856

			40,302,356
FINLAND — 3.98%
Finland Government Bond
0.00%, 04/15/22[b,c]	EUR	2,833	3,442,681
0.00%, 09/15/23[b,c]	EUR	1,835	2,204,819
0.38%, 09/15/20[b]	EUR	2,048	2,522,432
0.50%, 04/15/26[b]	EUR	2,269	2,745,284
0.50%, 09/15/27[b]	EUR	1,550	1,844,375
0.75%, 04/15/31[b]	EUR	1,753	2,065,986
0.88%, 09/15/25[b]	EUR	1,563	1,952,735
1.13%, 04/15/34[b]	EUR	1,200	1,454,667
1.50%, 04/15/23[b]	EUR	2,520	3,265,111
1.63%, 09/15/22[b]	EUR	1,230	1,598,069
2.00%, 04/15/24[b]	EUR	1,940	2,594,681
2.63%, 07/04/42[b]	EUR	1,765	2,770,356
2.75%, 07/04/28[b]	EUR	1,942	2,814,829
3.38%, 04/15/20[b]	EUR	3,345	4,349,788
3.50%, 04/15/21[b]	EUR	2,319	3,121,151
4.00%, 07/04/25[b]	EUR	2,300	3,493,733
4.38%, 07/04/19[b]	EUR	310	396,451

			42,637,148
FRANCE — 7.34%
France Government Bond OAT
0.50%, 11/25/19[a]	EUR	1,120	1,375,260
1.00%, 05/25/19[a]	EUR	625	767,456
French Republic Government Bond OAT
0.00%, 02/25/19[a,c]	EUR	1,285	1,559,569
0.00%, 02/25/20[a,c]	EUR	1,040	1,268,232
0.00%, 05/25/20[a,c]	EUR	781	952,917
0.00%, 05/25/21[a,c]	EUR	550	671,018
0.00%, 05/25/21[a,c]	EUR	400	488,013
0.00%, 05/25/22[a,c]	EUR	1,050	1,274,749

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
0.00%, 03/25/23[a,c]	EUR	1,050	$1,265,850
0.25%, 11/25/20[a]	EUR	905	1,112,222
0.25%, 11/25/26[a]	EUR	1,530	1,797,710
0.50%, 05/25/25[a]	EUR	1,587	1,935,647
0.50%, 05/25/26[a]	EUR	1,246	1,503,979
0.75%, 05/25/28[a]	EUR	701	843,839
0.75%, 05/25/28[a]	EUR	300	361,130
1.00%, 11/25/18[a]	EUR	1,327	1,617,165
1.00%, 11/25/25[a]	EUR	500	629,309
1.00%, 11/25/25[a]	EUR	500	629,309
1.00%, 05/25/27[a]	EUR	1,330	1,655,514
1.25%, 05/25/34[a]	EUR	150	182,625
1.25%, 05/25/36[b]	EUR	783	940,107
1.25%, 05/25/36[b]	EUR	250	300,162
1.50%, 05/25/31[a]	EUR	1,487	1,899,681
1.75%, 05/25/23[a]	EUR	1,140	1,495,951
1.75%, 05/25/23[a]	EUR	400	524,895
1.75%, 11/25/24[a]	EUR	1,571	2,077,576
1.75%, 06/25/39[b]	EUR	500	644,040
1.75%, 05/25/66[b]	EUR	513	612,251
2.00%, 05/25/48[b]	EUR	743	975,899
2.25%, 10/25/22[a]	EUR	1,313	1,751,109
2.25%, 05/25/24[a]	EUR	1,503	2,038,865
2.50%, 10/25/20[a]	EUR	1,216	1,576,153
2.50%, 10/25/20[a]	EUR	250	324,178
2.50%, 05/25/30[a]	EUR	1,408	2,003,013
2.75%, 10/25/27[a]	EUR	1,539	2,213,820
3.00%, 04/25/22[a]	EUR	1,730	2,354,298
3.25%, 10/25/21[a]	EUR	1,500	2,034,287
3.25%, 05/25/45[a]	EUR	1,062	1,766,005
3.50%, 04/25/20[a]	EUR	1,380	1,800,570
3.50%, 04/25/26[a]	EUR	1,554	2,325,550
3.75%, 10/25/19[a]	EUR	1,485	1,909,003
3.75%, 04/25/21[a]	EUR	1,320	1,790,763
3.75%, 04/25/21[a]	EUR	250	339,160
4.00%, 10/25/38[a]	EUR	1,167	2,090,738
4.00%, 04/25/55[a]	EUR	618	1,218,151
4.00%, 04/25/60[a]	EUR	547	1,108,196
4.25%, 10/25/18[a]	EUR	1,949	2,408,996
4.25%, 04/25/19[a]	EUR	150	189,748
4.25%, 10/25/23[a]	EUR	2,065	3,061,506
4.50%, 04/25/41[a]	EUR	1,477	2,872,580
4.75%, 04/25/35[a]	EUR	1,124	2,108,686

Security	Principal (000s)		Value
5.50%, 04/25/29[a]	EUR	1,120	$2,018,327
5.50%, 04/25/29[a]	EUR	200	360,416
5.75%, 10/25/32[a]	EUR	100	197,332
5.75%, 10/25/32[a]	EUR	1,238	2,443,034
6.00%, 10/25/25[a]	EUR	1,223	2,093,932
8.50%, 10/25/19[a]	EUR	250	342,881
8.50%, 04/25/23[a]	EUR	335	575,448

			78,678,820
GERMANY — 4.79%
Bundesobligation
0.00%, 04/17/20[a,c]	EUR	770	940,867
0.00%, 04/09/21[a,c]	EUR	809	990,238
0.00%, 10/08/21[a,c]	EUR	1,330	1,626,011
0.00%, 04/08/22[a,c]	EUR	461	562,557
0.00%, 10/07/22[a,c]	EUR	655	796,908
0.25%, 10/11/19[a]	EUR	525	642,433
0.25%, 10/16/20[a]	EUR	500	615,535
0.50%, 04/12/19[a]	EUR	818	998,830
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26[a,c]	EUR	1,004	1,175,762
0.25%, 02/15/27[a]	EUR	1,445	1,718,701
0.50%, 02/15/25[a]	EUR	854	1,053,202
0.50%, 02/15/26[a]	EUR	917	1,123,768
0.50%, 08/15/27[a]	EUR	1,050	1,268,989
0.50%, 02/15/28[a]	EUR	600	720,602
1.00%, 08/15/24[a]	EUR	1,385	1,764,562
1.00%, 08/15/25[a]	EUR	950	1,210,143
1.25%, 08/15/48[a]	EUR	450	545,527
1.50%, 09/04/22[a]	EUR	605	784,926
1.50%, 02/15/23[a]	EUR	855	1,113,338
1.50%, 05/15/23[a]	EUR	1,141	1,487,392
1.50%, 05/15/24[a]	EUR	691	905,424
1.75%, 07/04/22[a]	EUR	925	1,210,284
1.75%, 02/15/24[a]	EUR	1,025	1,359,248
2.00%, 01/04/22[a]	EUR	555	727,615
2.00%, 08/15/23[a]	EUR	753	1,006,877
2.25%, 09/04/20[a]	EUR	621	799,128
2.25%, 09/04/21[a]	EUR	478	628,451
2.50%, 01/04/21[a]	EUR	740	966,241
2.50%, 07/04/44[a]	EUR	1,051	1,648,912
2.50%, 08/15/46[a]	EUR	936	1,483,595
3.00%, 07/04/20[a]	EUR	1,025	1,334,581
3.25%, 01/04/20[a]	EUR	1,507	1,939,877

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
3.25%, 07/04/21[a]	EUR	825	$1,113,092
3.25%, 07/04/42[a]	EUR	650	1,140,594
3.50%, 07/04/19[a]	EUR	681	862,915
4.00%, 01/04/37[a]	EUR	1,036	1,896,263
4.25%, 07/04/39[a]	EUR	634	1,233,052
4.75%, 07/04/28[a]	EUR	464	793,713
4.75%, 07/04/34[a]	EUR	891	1,700,446
4.75%, 07/04/40[a]	EUR	708	1,479,904
5.50%, 01/04/31[a]	EUR	717	1,370,387
5.63%, 01/04/28[a]	EUR	615	1,102,749
6.25%, 01/04/24[a]	EUR	235	383,903
6.25%, 01/04/30[a]	EUR	375	739,800
6.50%, 07/04/27[a]	EUR	450	839,661
Bundesschatzanweisungen
0.00%, 09/13/19[a,c]	EUR	800	975,125
0.00%, 12/13/19[a,c]	EUR	500	610,197

			51,392,325
IRELAND — 4.80%
Ireland Government Bond
0.00%, 10/18/22[a,c]	EUR	1,500	1,807,610
0.80%, 03/15/22[a]	EUR	2,380	2,975,052
0.90%, 05/15/28[a]	EUR	1,850	2,221,961
1.00%, 05/15/26[a]	EUR	3,800	4,711,029
1.70%, 05/15/37[a]	EUR	1,850	2,300,475
2.00%, 02/18/45[a]	EUR	2,758	3,549,558
2.40%, 05/15/30[a]	EUR	3,188	4,406,648
3.40%, 03/18/24[a]	EUR	2,658	3,793,871
3.90%, 03/20/23[a]	EUR	2,133	3,053,899
4.40%, 06/18/19	EUR	2,434	3,103,985
4.50%, 10/18/18	EUR	1,921	2,373,590
4.50%, 04/18/20	EUR	3,638	4,826,176
5.00%, 10/18/20	EUR	2,406	3,295,865
5.40%, 03/13/25	EUR	3,933	6,333,915
5.90%, 10/18/19	EUR	2,042	2,698,725

			51,452,359
ITALY — 7.17%
Italy Buoni Poliennali Del Tesoro
0.20%, 10/15/20	EUR	182	221,427
0.35%, 06/15/20	EUR	550	671,955
0.35%, 11/01/21	EUR	2,065	2,508,816
0.45%, 06/01/21	EUR	1,170	1,430,507
0.65%, 11/01/20	EUR	527	648,570
0.65%, 10/15/23	EUR	616	739,212

Security	Principal (000s)		Value
0.70%, 05/01/20	EUR	552	$679,151
0.90%, 08/01/22	EUR	600	738,468
0.95%, 03/15/23	EUR	1,130	1,386,283
1.05%, 12/01/19	EUR	979	1,208,122
1.20%, 04/01/22	EUR	500	623,962
1.25%, 12/01/26	EUR	1,050	1,239,888
1.35%, 04/15/22	EUR	543	680,986
1.45%, 09/15/22	EUR	790	993,888
1.45%, 11/15/24	EUR	750	925,396
1.50%, 08/01/19	EUR	1,700	2,101,559
1.50%, 06/01/25	EUR	700	860,189
1.60%, 06/01/26	EUR	620	756,559
1.65%, 03/01/32[b]	EUR	1,056	1,202,796
1.85%, 05/15/24	EUR	1,850	2,348,838
2.00%, 12/01/25	EUR	550	694,665
2.00%, 02/01/28	EUR	300	369,883
2.05%, 08/01/27	EUR	830	1,034,043
2.15%, 12/15/21	EUR	446	575,852
2.20%, 06/01/27	EUR	740	935,248
2.25%, 09/01/36[b]	EUR	780	921,008
2.45%, 09/01/33[b]	EUR	450	556,287
2.50%, 05/01/19	EUR	347	431,254
2.50%, 12/01/24	EUR	595	781,576
2.70%, 03/01/47[b]	EUR	749	894,571
2.80%, 03/01/67[b]	EUR	390	444,950
2.95%, 09/01/38[b]	EUR	600	769,836
3.25%, 09/01/46[b]	EUR	675	894,425
3.45%, 03/01/48[b]	EUR	370	500,671
3.50%, 06/01/18	EUR	94	113,916
3.50%, 12/01/18	EUR	425	525,077
3.50%, 03/01/30[b]	EUR	1,620	2,257,002
3.75%, 03/01/21	EUR	849	1,134,769
3.75%, 05/01/21	EUR	643	862,569
3.75%, 08/01/21[a]	EUR	1,201	1,621,393
3.75%, 09/01/24	EUR	748	1,052,989
4.00%, 09/01/20	EUR	1,066	1,412,291
4.00%, 02/01/37[a]	EUR	1,148	1,713,717
4.25%, 02/01/19[a]	EUR	570	712,633
4.25%, 09/01/19	EUR	1,414	1,813,281
4.25%, 03/01/20	EUR	1,000	1,308,323
4.50%, 08/01/18	EUR	192	234,829
4.50%, 03/01/19	EUR	423	531,714
4.50%, 02/01/20[a]	EUR	789	1,033,034
4.50%, 05/01/23	EUR	647	928,744

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
4.50%, 03/01/24	EUR	797	$1,158,266
4.50%, 03/01/26[a]	EUR	859	1,277,554
4.75%, 09/01/21	EUR	1,074	1,495,510
4.75%, 08/01/23[b]	EUR	1,070	1,562,013
4.75%, 09/01/28[b]	EUR	962	1,479,432
4.75%, 09/01/44[b]	EUR	699	1,154,909
5.00%, 03/01/22	EUR	739	1,052,168
5.00%, 03/01/25[b]	EUR	1,479	2,236,669
5.00%, 08/01/34[a]	EUR	1,377	2,265,697
5.00%, 08/01/39[a]	EUR	989	1,660,291
5.00%, 09/01/40[a]	EUR	932	1,562,985
5.25%, 11/01/29	EUR	1,084	1,753,950
5.50%, 09/01/22	EUR	438	643,698
5.50%, 11/01/22	EUR	907	1,338,028
5.75%, 02/01/33	EUR	851	1,479,440
6.00%, 05/01/31	EUR	1,221	2,126,407
6.50%, 11/01/27	EUR	1,204	2,069,278
7.25%, 11/01/26	EUR	435	766,618
9.00%, 11/01/23	EUR	421	733,289

			76,843,324
JAPAN — 22.84%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	16,450	150,740
0.10%, 09/20/19	JPY	478,300	4,385,280
0.10%, 12/20/19	JPY	17,950	164,656
0.10%, 03/20/20	JPY	116,400	1,068,253
0.10%, 06/20/20	JPY	91,350	838,834
0.10%, 09/20/20	JPY	26,900	247,124
0.10%, 12/20/20	JPY	154,900	1,423,806
0.10%, 03/20/21	JPY	474,400	4,362,963
0.10%, 06/20/21	JPY	99,950	919,869
0.10%, 09/20/21	JPY	99,850	919,478
0.10%, 12/20/21	JPY	76,300	702,880
0.10%, 03/20/22	JPY	164,000	1,511,303
0.10%, 06/20/22	JPY	113,000	1,041,676
0.10%, 09/20/22	JPY	147,200	1,357,361
0.10%, 12/20/22	JPY	192,000	1,771,366
0.10%, 03/20/23	JPY	120,000	1,107,674
0.20%, 12/20/18	JPY	111,850	1,024,390
0.20%, 03/20/19	JPY	165,950	1,521,144
0.20%, 06/20/19	JPY	73,750	676,579
0.20%, 09/20/19	JPY	141,850	1,302,350

Security	Principal (000s)		Value
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	114,950	$895,775
0.90%, 03/20/57	JPY	172,300	1,590,624
1.40%, 03/20/55	JPY	62,400	670,555
1.70%, 03/20/54	JPY	59,950	696,001
1.90%, 03/20/53	JPY	57,800	701,988
2.00%, 03/20/52	JPY	99,000	1,226,831
2.20%, 03/20/49	JPY	71,100	906,454
2.20%, 03/20/50	JPY	63,150	809,064
2.20%, 03/20/51	JPY	97,450	1,254,333
2.40%, 03/20/48	JPY	31,900	420,229
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	61,600	568,049
0.10%, 06/20/26	JPY	75,000	691,254
0.10%, 09/20/26	JPY	122,450	1,127,939
0.10%, 12/20/26	JPY	118,500	1,090,871
0.10%, 03/20/27	JPY	87,000	800,702
0.10%, 06/20/27	JPY	109,050	1,003,380
0.10%, 09/20/27	JPY	187,250	1,722,426
0.10%, 12/20/27	JPY	147,000	1,351,110
0.10%, 03/20/28	JPY	145,000	1,331,615
0.30%, 12/20/24	JPY	93,550	874,553
0.30%, 12/20/25	JPY	71,550	670,128
0.40%, 03/20/25	JPY	101,200	952,912
0.40%, 06/20/25	JPY	118,350	1,115,210
0.40%, 09/20/25	JPY	116,950	1,102,371
0.50%, 09/20/24	JPY	118,350	1,119,666
0.50%, 12/20/24	JPY	53,850	509,967
0.60%, 03/20/23	JPY	266,200	2,516,256
0.60%, 09/20/23	JPY	39,350	372,934
0.60%, 12/20/23	JPY	225,550	2,139,968
0.60%, 03/20/24	JPY	105,700	1,004,181
0.60%, 06/20/24	JPY	87,050	827,844
0.70%, 12/20/22	JPY	126,050	1,195,116
0.80%, 09/20/20	JPY	101,150	944,723
0.80%, 06/20/22	JPY	191,700	1,818,089
0.80%, 09/20/22	JPY	355,150	3,375,004
0.80%, 12/20/22	JPY	262,850	2,503,350
0.80%, 06/20/23	JPY	254,100	2,429,352
0.80%, 09/20/23	JPY	126,550	1,211,873
0.90%, 03/20/22	JPY	86,500	821,784
0.90%, 06/20/22	JPY	83,100	791,275
1.00%, 09/20/20	JPY	203,900	1,913,315

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
1.00%, 09/20/21	JPY	153,050	$1,452,174
1.00%, 12/20/21	JPY	189,650	1,804,019
1.00%, 03/20/22	JPY	221,800	2,115,091
1.10%, 06/20/20	JPY	77,450	726,342
1.10%, 03/20/21	JPY	37,350	353,372
1.10%, 06/20/21	JPY	51,450	488,381
1.10%, 09/20/21	JPY	77,750	740,126
1.10%, 12/20/21	JPY	102,550	978,913
1.20%, 12/20/20	JPY	311,850	2,949,359
1.20%, 06/20/21	JPY	123,400	1,174,908
1.30%, 03/20/19	JPY	168,500	1,559,485
1.30%, 09/20/19	JPY	33,200	309,472
1.30%, 12/20/19	JPY	153,550	1,436,249
1.30%, 03/20/20	JPY	106,050	995,305
1.30%, 06/20/20	JPY	63,500	598,000
1.30%, 03/20/21	JPY	198,800	1,891,366
1.40%, 06/20/19	JPY	60,200	559,771
1.40%, 09/20/19	JPY	156,300	1,458,929
1.40%, 03/20/20	JPY	70,850	666,162
1.50%, 03/20/19	JPY	91,800	851,095
1.50%, 06/20/19	JPY	93,700	872,247
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	84,000	686,593
0.50%, 09/20/46	JPY	102,500	883,968
0.60%, 12/20/46	JPY	74,200	656,432
0.80%, 03/20/46	JPY	81,700	763,153
0.80%, 03/20/47	JPY	75,000	698,506
0.80%, 06/20/47	JPY	97,350	905,700
0.80%, 09/20/47	JPY	88,400	821,536
0.80%, 12/20/47	JPY	103,550	961,271
1.10%, 03/20/33	JPY	164,500	1,681,831
1.40%, 09/20/45	JPY	42,550	456,118
1.40%, 12/20/45	JPY	54,950	589,021
1.50%, 12/20/44	JPY	56,950	623,007
1.50%, 03/20/45	JPY	86,900	950,798
1.60%, 06/20/45	JPY	45,650	509,770
1.70%, 06/20/33	JPY	32,550	359,051
1.70%, 12/20/43	JPY	87,350	991,156
1.70%, 03/20/44	JPY	93,600	1,062,596
1.70%, 06/20/44	JPY	68,500	778,049
1.70%, 09/20/44	JPY	68,200	775,894
1.80%, 11/22/32	JPY	26,000	289,544
1.80%, 03/20/43	JPY	121,500	1,401,850
1.80%, 09/20/43	JPY	78,950	912,234

Security	Principal (000s)		Value
1.90%, 09/20/42	JPY	203,500	$2,386,729
1.90%, 06/20/43	JPY	94,150	1,107,111
2.00%, 12/20/33	JPY	54,750	627,845
2.00%, 09/20/40	JPY	170,050	2,007,173
2.00%, 09/20/41	JPY	173,650	2,061,583
2.00%, 03/20/42	JPY	162,550	1,934,052
2.10%, 09/20/33	JPY	30,550	353,875
2.20%, 09/20/39	JPY	112,400	1,361,927
2.20%, 03/20/41	JPY	150,000	1,834,229
2.30%, 05/20/32	JPY	23,800	278,964
2.30%, 03/20/35	JPY	42,200	505,929
2.30%, 06/20/35	JPY	26,050	313,102
2.30%, 12/20/35	JPY	35,650	429,533
2.30%, 12/20/36	JPY	53,550	648,380
2.30%, 03/20/39	JPY	241,300	2,958,469
2.30%, 03/20/40	JPY	151,950	1,874,237
2.40%, 11/20/31	JPY	13,600	160,472
2.40%, 03/20/34	JPY	33,900	408,736
2.40%, 12/20/34	JPY	42,600	516,390
2.40%, 03/20/37	JPY	84,150	1,034,493
2.40%, 09/20/38	JPY	154,200	1,911,587
2.50%, 06/20/34	JPY	36,500	445,805
2.50%, 09/20/34	JPY	34,700	424,746
2.50%, 09/20/35	JPY	26,550	327,590
2.50%, 03/20/36	JPY	58,800	727,492
2.50%, 06/20/36	JPY	44,500	551,532
2.50%, 09/20/36	JPY	36,900	458,106
2.50%, 09/20/37	JPY	87,800	1,096,639
2.50%, 03/20/38	JPY	121,800	1,525,336
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	116,600	1,019,196
0.40%, 03/20/36	JPY	83,000	753,474
0.50%, 09/20/36	JPY	104,000	956,867
0.50%, 03/20/38	JPY	58,000	527,181
0.60%, 12/20/36	JPY	141,100	1,319,319
0.60%, 06/20/37	JPY	123,000	1,145,684
0.60%, 09/20/37	JPY	122,100	1,134,545
0.60%, 12/20/37	JPY	138,350	1,283,491
0.70%, 03/20/37	JPY	110,500	1,049,187
0.80%, 06/20/23	JPY	69,950	668,592
1.00%, 03/20/23	JPY	39,500	380,456
1.00%, 12/20/35	JPY	311,250	3,120,407
1.20%, 12/20/34	JPY	81,450	843,805
1.20%, 03/20/35	JPY	118,550	1,227,243

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
1.20%, 09/20/35	JPY	76,850	$794,928
1.30%, 06/20/35	JPY	63,300	664,625
1.40%, 12/20/22	JPY	19,000	185,763
1.40%, 09/20/34	JPY	110,000	1,171,554
1.50%, 06/20/32	JPY	50,900	546,399
1.50%, 03/20/33	JPY	183,400	1,973,798
1.50%, 03/20/34	JPY	82,350	887,453
1.50%, 06/20/34	JPY	90,000	970,635
1.60%, 06/20/30	JPY	65,800	705,655
1.60%, 03/20/32	JPY	77,700	842,639
1.60%, 06/20/32	JPY	257,100	2,792,093
1.60%, 03/20/33	JPY	102,100	1,112,197
1.60%, 12/20/33	JPY	100,850	1,100,571
1.70%, 12/20/22	JPY	36,000	356,569
1.70%, 09/20/31	JPY	63,400	693,144
1.70%, 12/20/31	JPY	79,600	871,115
1.70%, 03/20/32	JPY	44,300	485,881
1.70%, 06/20/32	JPY	50,750	557,496
1.70%, 09/20/32	JPY	164,450	1,809,228
1.70%, 12/20/32	JPY	127,050	1,398,763
1.70%, 06/20/33	JPY	125,350	1,383,713
1.70%, 09/20/33	JPY	113,600	1,254,682
1.80%, 06/20/23	JPY	69,000	692,037
1.80%, 12/20/23	JPY	60,000	606,503
1.80%, 06/20/30	JPY	50,100	548,200
1.80%, 09/20/30	JPY	54,850	601,463
1.80%, 06/20/31	JPY	55,800	615,536
1.80%, 09/20/31	JPY	102,950	1,137,817
1.80%, 12/20/31	JPY	107,100	1,185,827
1.80%, 03/20/32	JPY	87,550	971,031
1.80%, 12/20/32	JPY	68,950	768,548
1.90%, 03/22/21	JPY	1,950	18,866
1.90%, 06/20/22	JPY	15,000	148,492
1.90%, 09/20/22	JPY	25,900	257,604
1.90%, 09/20/23	JPY	39,000	394,583
1.90%, 12/20/23	JPY	52,000	528,326
1.90%, 03/20/24	JPY	36,050	367,781
1.90%, 03/20/25	JPY	43,500	450,754
1.90%, 06/20/25	JPY	40,200	418,065
1.90%, 12/20/28	JPY	63,050	686,783
1.90%, 03/20/29	JPY	69,350	757,384
1.90%, 09/20/30	JPY	62,200	688,966
1.90%, 03/20/31	JPY	41,950	466,677
1.90%, 06/20/31	JPY	102,400	1,141,583

Security	Principal (000s)		Value
2.00%, 06/21/21	JPY	2,650	$25,838
2.00%, 03/21/22	JPY	14,100	139,463
2.00%, 06/20/22	JPY	54,750	544,073
2.00%, 12/20/24	JPY	67,100	696,663
2.00%, 03/20/25	JPY	27,050	282,002
2.00%, 06/20/25	JPY	13,800	144,417
2.00%, 09/20/25	JPY	20,650	216,991
2.00%, 12/20/25	JPY	29,450	310,707
2.00%, 03/20/27	JPY	38,350	411,811
2.00%, 06/20/30	JPY	43,700	487,986
2.00%, 12/20/30	JPY	46,450	520,902
2.00%, 03/20/31	JPY	51,550	579,409
2.10%, 09/21/21	JPY	25,000	245,767
2.10%, 12/20/21	JPY	41,850	413,379
2.10%, 03/20/24	JPY	57,300	590,584
2.10%, 09/20/24	JPY	83,400	867,147
2.10%, 03/20/25	JPY	29,900	313,600
2.10%, 06/20/25	JPY	29,150	306,959
2.10%, 09/20/25	JPY	18,850	199,351
2.10%, 12/20/25	JPY	30,000	318,607
2.10%, 03/20/26	JPY	39,600	422,291
2.10%, 12/20/26	JPY	64,350	693,522
2.10%, 03/20/27	JPY	44,400	480,372
2.10%, 06/20/27	JPY	27,500	298,701
2.10%, 09/20/27	JPY	160,300	1,747,940
2.10%, 12/20/27	JPY	102,850	1,125,762
2.10%, 06/20/28	JPY	46,450	511,716
2.10%, 09/20/28	JPY	84,750	936,622
2.10%, 12/20/28	JPY	43,000	476,672
2.10%, 03/20/29	JPY	83,500	928,370
2.10%, 06/20/29	JPY	89,700	1,000,271
2.10%, 09/20/29	JPY	112,600	1,259,288
2.10%, 12/20/29	JPY	92,950	1,042,442
2.10%, 03/20/30	JPY	115,200	1,295,451
2.10%, 12/20/30	JPY	116,550	1,321,028
2.20%, 06/22/20	JPY	23,200	222,616
2.20%, 09/21/20	JPY	71,850	693,194
2.20%, 12/20/21	JPY	5,800	57,484
2.20%, 03/20/24	JPY	18,950	196,396
2.20%, 06/20/24	JPY	30,750	320,016
2.20%, 03/20/26	JPY	10,700	114,876
2.20%, 06/20/26	JPY	17,050	183,772
2.20%, 09/20/26	JPY	66,000	714,133
2.20%, 09/20/27	JPY	107,750	1,184,132

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
2.20%, 03/20/28	JPY	119,000	$1,317,423
2.20%, 09/20/28	JPY	47,600	530,540
2.20%, 06/20/29	JPY	47,450	533,903
2.20%, 12/20/29	JPY	53,800	609,011
2.20%, 03/20/30	JPY	64,700	734,485
2.20%, 03/20/31	JPY	73,600	844,196
2.30%, 03/20/26	JPY	9,000	97,273
2.30%, 06/20/26	JPY	36,300	393,957
2.30%, 09/20/26	JPY	2,900	31,601
2.30%, 06/20/27	JPY	37,150	409,704
2.30%, 06/20/28	JPY	44,950	503,469
2.40%, 03/20/20	JPY	1,100	10,532
2.40%, 06/20/24	JPY	79,800	839,459
2.40%, 03/20/28	JPY	41,500	466,893
2.40%, 06/20/28	JPY	67,000	756,609
2.50%, 03/20/20	JPY	1,150	11,031
2.50%, 12/21/20	JPY	119,000	1,163,063
2.60%, 03/20/19	JPY	47,000	439,921
2.90%, 09/20/19	JPY	550	5,238
Japan Government Two Year Bond
0.10%, 01/15/19	JPY	40,000	366,172
0.10%, 02/15/19	JPY	65,750	602,016
0.10%, 03/15/19	JPY	75,050	687,298
0.10%, 04/15/19	JPY	207,250	1,898,404
0.10%, 05/15/19	JPY	53,000	485,551
0.10%, 06/15/19	JPY	57,000	522,306
0.10%, 07/15/19	JPY	52,300	479,334
0.10%, 08/15/19	JPY	73,050	669,643
0.10%, 10/15/19	JPY	53,000	486,040
0.10%, 11/15/19	JPY	80,000	733,799
0.10%, 12/15/19	JPY	65,000	596,331
0.10%, 01/15/20	JPY	200,000	1,835,230
0.10%, 02/15/20	JPY	70,000	642,465
0.10%, 03/15/20	JPY	140,000	1,285,160

			244,849,657
NETHERLANDS — 4.50%
Netherlands Government Bond
0.00%, 01/15/22[b,c]	EUR	1,624	1,979,918
0.00%, 01/15/24[b,c]	EUR	1,050	1,258,778
0.25%, 01/15/20	EUR	2,000	2,451,936
0.25%, 07/15/25[b]	EUR	1,611	1,933,855
0.50%, 07/15/26[b]	EUR	1,300	1,575,041
0.50%, 07/15/26[b]	EUR	600	726,942

Security	Principal (000s)		Value
0.75%, 07/15/27[b]	EUR	1,940	$2,377,753
0.75%, 07/15/28[b]	EUR	800	971,233
1.75%, 07/15/23[b]	EUR	1,918	2,526,267
2.00%, 07/15/24[b]	EUR	1,920	2,579,879
2.25%, 07/15/22[b]	EUR	1,628	2,168,118
2.50%, 01/15/33[b]	EUR	1,751	2,570,956
2.75%, 01/15/47[b]	EUR	2,456	4,064,072
3.25%, 07/15/21[b]	EUR	2,075	2,800,078
3.50%, 07/15/20[b]	EUR	2,557	3,367,056
3.75%, 01/15/23	EUR	826	1,178,984
3.75%, 01/15/42[b]	EUR	2,022	3,778,331
4.00%, 07/15/19[b]	EUR	1,502	1,916,186
4.00%, 01/15/37[b]	EUR	1,574	2,869,289
4.00%, 01/15/37[b]	EUR	300	546,746
5.50%, 01/15/28	EUR	1,645	2,908,470
7.50%, 01/15/23[b]	EUR	1,054	1,729,109

			48,278,997
NORWAY — 1.96%
Norway Government Bond
1.50%, 02/19/26[b]	NOK	16,016	1,960,441
1.75%, 03/13/25[b]	NOK	15,710	1,968,887
1.75%, 02/17/27[b]	NOK	19,990	2,475,151
2.00%, 05/24/23[b]	NOK	26,374	3,376,001
3.00%, 03/14/24[b]	NOK	19,210	2,586,543
3.75%, 05/25/21[b]	NOK	34,806	4,682,611
4.50%, 05/22/19[b]	NOK	30,262	3,924,605

			20,974,239
PORTUGAL — 4.61%
Portugal Obrigacoes do Tesouro OT
2.13%, 10/17/28[b]	EUR	2,050	2,588,130
2.20%, 10/17/22[b]	EUR	3,130	4,102,303
2.88%, 10/15/25[b]	EUR	3,673	4,990,405
2.88%, 07/21/26[b]	EUR	2,343	3,174,282
3.85%, 04/15/21[b]	EUR	3,786	5,105,079
3.88%, 02/15/30[b]	EUR	1,538	2,242,644
4.10%, 04/15/37[b]	EUR	2,591	3,955,637
4.10%, 02/15/45[b]	EUR	1,045	1,611,830
4.13%, 04/14/27[b]	EUR	2,604	3,840,412
4.75%, 06/14/19[b]	EUR	2,895	3,694,469
4.80%, 06/15/20[b]	EUR	3,596	4,806,404
4.95%, 10/25/23[b]	EUR	2,362	3,529,388
5.65%, 02/15/24[b]	EUR	3,126	4,833,095
5.65%, 02/15/24[b]	EUR	600	927,627

			49,401,705

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)		Value
SPAIN — 4.40%
Spain Government Bond
0.25%, 01/31/19	EUR	354	$429,791
0.40%, 04/30/22	EUR	1,200	1,469,499
0.75%, 07/30/21	EUR	647	803,260
1.15%, 07/30/20	EUR	710	885,263
1.30%, 10/31/26[b]	EUR	675	832,094
1.40%, 01/31/20	EUR	934	1,163,407
1.40%, 04/30/28[b]	EUR	650	794,840
1.45%, 10/31/27[b]	EUR	800	988,602
1.50%, 04/30/27[b]	EUR	1,650	2,055,617
1.60%, 04/30/25[b]	EUR	1,474	1,884,649
1.95%, 04/30/26[b]	EUR	450	584,564
1.95%, 07/30/30[b]	EUR	1,465	1,855,353
2.15%, 10/31/25[b]	EUR	646	852,880
2.35%, 07/30/33[b]	EUR	1,776	2,307,767
2.70%, 10/31/48[b]	EUR	250	325,119
2.75%, 04/30/19	EUR	871	1,085,843
2.75%, 10/31/24[b]	EUR	800	1,097,002
2.90%, 10/31/46[b]	EUR	720	984,065
3.45%, 07/30/66[b]	EUR	360	532,551
3.80%, 04/30/24[b]	EUR	803	1,156,498
4.00%, 04/30/20[b]	EUR	2,161	2,834,962
4.20%, 01/31/37[b]	EUR	1,197	1,966,888
4.30%, 10/31/19[b]	EUR	652	843,487
4.40%, 10/31/23[b]	EUR	577	848,283
4.60%, 07/30/19[b]	EUR	689	884,944
4.65%, 07/30/25[b]	EUR	995	1,528,917
4.70%, 07/30/41[b]	EUR	858	1,530,566
4.80%, 01/31/24[b]	EUR	397	597,274
4.85%, 10/31/20[b]	EUR	494	672,483
4.90%, 07/30/40[b]	EUR	791	1,436,281
5.15%, 10/31/28[b]	EUR	380	631,812
5.15%, 10/31/44[b]	EUR	645	1,239,509
5.40%, 01/31/23[b]	EUR	1,359	2,042,068
5.50%, 04/30/21[b]	EUR	1,816	2,564,408
5.75%, 07/30/32	EUR	745	1,373,840
5.85%, 01/31/22[b]	EUR	756	1,113,821
5.90%, 07/30/26[b]	EUR	900	1,509,522
6.00%, 01/31/29	EUR	818	1,451,828

			47,159,557
SWEDEN — 3.06%
Sweden Government Bond
0.75%, 05/12/28	SEK	27,150	3,115,962

Security	Principal (000s)		Value
1.00%, 11/12/26	SEK	30,250	$3,599,587
1.50%, 11/13/23[b]	SEK	43,550	5,371,220
2.50%, 05/12/25	SEK	22,190	2,923,654
2.50%, 05/12/25	SEK	8,400	1,106,746
3.50%, 06/01/22	SEK	37,245	4,906,090
3.50%, 06/01/22	SEK	14,950	1,969,286
3.50%, 03/30/39	SEK	23,295	3,707,990
4.25%, 03/12/19	SEK	11,505	1,373,276
5.00%, 12/01/20	SEK	32,090	4,199,756
5.00%, 12/01/20	SEK	4,100	536,585

			32,810,152
SWITZERLAND — 1.11%
Swiss Confederation Government Bond
1.50%, 04/30/42[a]	CHF	60	73,686
2.00%, 04/28/21[a]	CHF	1,656	1,803,753
2.25%, 07/06/20[a]	CHF	1,932	2,078,446
3.00%, 05/12/19[a]	CHF	1,761	1,847,749
4.00%, 02/11/23[a]	CHF	2,140	2,618,486
4.00%, 04/08/28[a]	CHF	2,482	3,462,317

			11,884,437
UNITED KINGDOM — 4.85%
United Kingdom Gilt
0.50%, 07/22/22[a]	GBP	1,050	1,417,148
0.75%, 07/22/23[a]	GBP	700	946,264
1.25%, 07/22/27[a]	GBP	1,050	1,420,893
1.50%, 01/22/21[a]	GBP	1,805	2,531,467
1.50%, 07/22/26[a]	GBP	830	1,157,260
1.50%, 07/22/47[a]	GBP	940	1,198,958
1.63%, 10/22/28[a]	GBP	100	138,638
1.75%, 09/07/22[a]	GBP	1,772	2,519,600
1.75%, 09/07/37[a]	GBP	550	749,977
1.75%, 07/22/57[a]	GBP	470	661,627
2.00%, 07/22/20[a]	GBP	1,000	1,414,433
2.00%, 09/07/25[a]	GBP	838	1,216,272
2.25%, 09/07/23[a]	GBP	538	785,326
2.50%, 07/22/65[a]	GBP	762	1,350,492
2.75%, 09/07/24[a]	GBP	617	931,805
3.25%, 01/22/44[a]	GBP	983	1,742,095
3.50%, 01/22/45[a]	GBP	968	1,795,082
3.50%, 07/22/68[a]	GBP	889	2,008,248
3.75%, 09/07/19[a]	GBP	850	1,219,106
3.75%, 09/07/20[a]	GBP	772	1,137,159
3.75%, 09/07/21[a]	GBP	414	624,891

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Security	Principal or Shares (000s)		Value
3.75%, 07/22/52[a]	GBP	718	$1,497,105
4.00%, 03/07/22[a]	GBP	425	654,066
4.00%, 01/22/60[a]	GBP	657	1,544,504
4.25%, 12/07/27[a]	GBP	544	938,893
4.25%, 06/07/32[a]	GBP	790	1,438,102
4.25%, 03/07/36[a]	GBP	1,015	1,930,073
4.25%, 09/07/39[a]	GBP	625	1,232,619
4.25%, 12/07/40[a]	GBP	702	1,402,088
4.25%, 12/07/46[a]	GBP	710	1,500,892
4.25%, 12/07/49[a]	GBP	650	1,424,163
4.25%, 12/07/55[a]	GBP	807	1,897,324
4.50%, 09/07/34[a]	GBP	969	1,858,851
4.50%, 12/07/42[a]	GBP	878	1,847,602
4.75%, 03/07/20[a]	GBP	550	813,666
4.75%, 12/07/30[a]	GBP	496	926,629
4.75%, 12/07/38[a]	GBP	728	1,514,421
5.00%, 03/07/25[a]	GBP	683	1,174,132
6.00%, 12/07/28[a]	GBP	405	804,023
8.00%, 06/07/21[a]	GBP	360	604,717

			51,970,611
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,021,046,847)			1,045,114,885

Security	Principal or Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[d,e]	14	$14,137

		14,137

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,137)		14,137

TOTAL INVESTMENTS IN SECURITIES — 97.50%
(Cost: $1,021,060,984)		1,045,129,022
Other Assets, Less Liabilities — 2.50%		26,837,884

NET ASSETS — 100.00%		$1,071,966,906

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Zero-coupon bond.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)		Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,978	—	(1,964)	[b]	14	$14,137	$9,548	$1	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign government obligations	$—	$1,045,114,885	$—	$1,045,114,885
Money market funds	14,137	—	—	14,137

Total	$14,137	$1,045,114,885	$—	$1,045,129,022

See notes to financial statements.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$85,220,696	$1,021,046,847
Affiliated (Note 2)	13,902	14,137

Total cost of investments in securities	$85,234,598	$1,021,060,984

Investments in securities, at fair value (Note 1):
Unaffiliated	$87,817,301	$1,045,114,885
Affiliated (Note 2)	13,902	14,137
Foreign currency, at value[a]	2,009,511	18,754,596
Receivables:
Investment securities sold	198,571	—
Due from custodian (Note 4)	—	1,229,364
Dividends and interest	980,640	8,866,186

Total Assets	91,019,925	1,073,979,168

LIABILITIES
Payables:
Investment securities purchased	2,071,002	1,704,437
Investment advisory fees (Note 2)	828	307,825

Total Liabilities	2,071,830	2,012,262

NET ASSETS	$88,948,095	$1,071,966,906

Net assets consist of:
Paid-in capital	$93,434,421	$1,056,712,269
Undistributed (distributions in excess of) net investment income	(186,300)	2,794,206
Accumulated net realized loss	(6,860,217)	(11,194,195)
Net unrealized appreciation	2,560,191	23,654,626

NET ASSETS	$88,948,095	$1,071,966,906

Shares outstanding[b]	1,050,000	21,300,000

Net asset value per share	$84.71	$50.33

[a]	Cost of foreign currency: $2,032,041 and $19,086,356, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$588	$9,548
Interest — unaffiliated	(36,138)	4,693,099

Total investment income	(35,550)	4,702,647

EXPENSES
Investment advisory fees (Note 2)	141,283	1,614,349
Proxy fees	8	66

Total expenses	141,291	1,614,415
Less investment advisory fees waived (Note 2)	(138,754)	—

Net expenses	2,537	1,614,415

Net investment income (loss)	(38,087)	3,088,232

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,127,662	(278,996)
In-kind redemptions — unaffiliated	296,468	(123,344)
Foreign currency transactions	42,227	395,710
Realized gain distributions from affiliated funds	3	1

Net realized gain (loss)	1,466,360	(6,629)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	417,899	21,304,894
Translation of assets and liabilities in foreign currencies	(19,434)	(214,913)

Net change in unrealized appreciation/depreciation	398,465	21,089,981

Net realized and unrealized gain	1,864,825	21,083,352

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,826,738	$24,171,584

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(38,087)	$(34,348)	$3,088,232	$5,259,065
Net realized gain (loss)	1,466,360	121,237	(6,629)	(13,187,057)
Net change in unrealized appreciation/depreciation	398,465	1,390,120	21,089,981	12,889,177

Net increase in net assets resulting from operations	1,826,738	1,477,009	24,171,584	4,961,185

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(350,329)	—	(364,402)	(5,027,440)

Total distributions to shareholders	(350,329)	—	(364,402)	(5,027,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,005,438	4,058,212	274,068,682	288,531,782
Cost of shares redeemed	(4,175,032)	(11,651,979)	(37,155,953)	(250,922,480)

Net increase (decrease) in net assets from capital share transactions	8,830,406	(7,593,767)	236,912,729	37,609,302

INCREASE (DECREASE) IN NET ASSETS	10,306,815	(6,116,758)	260,719,911	37,543,047

NET ASSETS
Beginning of period	78,641,280	84,758,038	811,246,995	773,703,948

End of period	$88,948,095	$78,641,280	$1,071,966,906	$811,246,995

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(186,300)	$202,116	$2,794,206	$70,376

SHARES ISSUED AND REDEEMED
Shares sold	150,000	50,000	5,400,000	6,050,000
Shares redeemed	(50,000)	(150,000)	(750,000)	(5,500,000)

Net increase (decrease) in shares outstanding	100,000	(100,000)	4,650,000	550,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on August 30,2017.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$82.78	$80.72	$78.95	$88.12	$95.66	$97.55

Income from investment operations:
Net investment income (loss)[a]	(0.04)	(0.04)	0.00 [b]	0.15	0.55	0.98
Net realized and unrealized gain (loss)[c]	2.36	2.10	1.77	(9.12)	(7.77)	(2.23)

Total from investment operations	2.32	2.06	1.77	(8.97)	(7.22)	(1.25)

Less distributions from:
Net investment income	(0.39)	—	—	(0.20)	(0.32)	(0.33)
Return of capital	—	—	—	(0.00)[b]	—	(0.31)

Total distributions	(0.39)	—	—	(0.20)	(0.32)	(0.64)

Net asset value, end of period	$84.71	$82.78	$80.72	$78.95	$88.12	$95.66

Total return	2.81%[d]	2.55%	2.24%	(10.19)%	(7.57)%	(1.29)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,948	$78,641	$84,758	$126,323	$167,421	$167,413
Ratio of expenses to average net assets[e]	0.01%	0.01%	0.20%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to waived fees[e]	0.35%	0.35%	0.35%	n/a	n/a	n/a
Ratio of net investment income (loss) to average net assets[e]	(0.09)%	(0.04)%	0.01%	0.19%	0.58%	1.04%
Portfolio turnover rate[f]	21%[d]	48%	53%	53%	51%	74%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017 [a]	Year ended Oct. 31, 2016 [a]	Year ended Oct. 31, 2015 [a]	Year ended Oct. 31, 2014 [a]	Year ended Oct. 31, 2013 [a]
Net asset value, beginning of period	$48.72	$48.06	$45.51	$49.24	$50.91	$51.36

Income from investment operations:
Net investment income[b]	0.17	0.37	0.45	0.64	0.85	1.01
Net realized and unrealized gain (loss)[c]	1.46	0.62	2.17	(4.24)	(1.67)	(0.71)

Total from investment operations	1.63	0.99	2.62	(3.60)	(0.82)	0.30

Less distributions from:
Net investment income	(0.02)	(0.33)	(0.07)	—	(0.85)	(0.75)
Return of capital	—	—	—	(0.13)	—	—

Total distributions	(0.02)	(0.33)	(0.07)	(0.13)	(0.85)	(0.75)

Net asset value, end of period	$50.33	$48.72	$48.06	$45.51	$49.24	$50.91

Total return	3.35%[d]	2.13%	5.73%	(7.33)%	(1.65)%	0.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,071,967	$811,247	$773,704	$482,424	$536,703	$458,160
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	0.67%	0.78%	0.93%	1.38%	1.65%	2.01%
Portfolio turnover rate[f]	4%[d]	9%	9%	10%	28%	13%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 30, 2017.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

For the six months ended April 30, 2018, BFA has voluntarily waived a portion of its investment advisory fees for the iShares 1-3 Year International Treasury Bond ETF in the amount of $138,754.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$539,329	$67,508
International Treasury Bond	253,260	8,776

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$17,378,571	$16,721,113
International Treasury Bond	89,468,281	35,664,048

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$12,885,972	$4,096,783
International Treasury Bond	196,671,834	9,661,800

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
1-3 Year International Treasury Bond	$8,201,053	$117,648	$8,318,701
International Treasury Bond	9,875,580	55,392	9,930,972

[a]	Must be utilized prior to losses subject to expiration.

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$85,390,687	$3,379,097	$(938,581)	$2,440,516
International Treasury Bond	1,022,578,428	38,449,512	(15,898,918)	22,550,594

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1003-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

Fund Performance Overview

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Performance as of April 30, 2018

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBI® Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -3.07%, net of fees, while the total return for the Index was -2.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.31%	(0.17)%	0.71%	0.31%	(0.17)%	0.71%
5 Years	2.81%	2.66%	3.46%	14.88%	14.04%	18.54%
10 Years	5.98%	5.87%	6.75%	78.74%	76.93%	92.25%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$969.30	$1.90	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating[1]	Percentage of Total Investments [2]

Aa	0.76%
A	14.47
Baa	33.26
Ba	20.11
B	19.69
Caa	3.92
C	0.94
Not Rated	6.85

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 4/30/18

Country	Percentage of Total Investments [2]

Mexico	6.06%
Indonesia	4.96
Turkey	4.36
Russia	4.06
Argentina	4.05
Philippines	3.87
China	3.77
Brazil	3.77
Colombia	3.51
Kazakhstan	3.32

TOTAL	41.73%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are5 meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 15.48%

AZERBAIJAN — 0.75%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	$48,974	$84,956,867

		84,956,867
CHILE — 1.03%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)[b]	44,525	42,382,802
4.50%, 09/16/25[b]	40,459	41,430,016
4.50%, 08/01/47 (Call 02/01/47)[b]	34,300	33,673,843

		117,486,661
CHINA — 3.11%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	15,117	14,784,727
Charming Light Investments Ltd.
4.38%, 12/21/27[b]	11,200	10,509,199
China Development Bank
2.13%, 06/01/21[b]	10,744	10,329,349
2.50%, 10/09/20[b]	3,139	3,078,057
2.63%, 01/24/22[b]	18,650	18,043,875
China Development Bank Corp./Hong Kong (3 mo. LIBOR US + 0.700%)
2.73%, 03/06/22[b,c]	23,470	23,468,340
China Great Wall International Holdings III Ltd.
3.13%, 08/31/22[b]	10,250	9,803,730
China Minmetals Corp.
3.75%, (Call 11/13/22)[b,c,d,e]	1,600	1,503,336
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22[b]	22,520	21,736,714
4.13%, 07/19/27[b]	9,163	8,486,337
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	11,421	11,683,569
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	9,433	9,598,078
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	19,052	19,099,630
4.88%, 05/17/42[b]	14,109	14,725,422

Security	Principal (000s)	Value
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	$17,243	$17,560,676
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	19,577	19,893,251
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25[b]	18,632	17,592,707
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[b]	14,650	13,942,316
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22[b]	3,000	2,847,688
3.00%, 04/12/22[b]	14,800	14,366,882
3.63%, 04/12/27[b]	15,940	15,234,223
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	12,685	12,302,497
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	21,166	21,435,270
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22[b]	12,500	12,097,999
3.50%, 05/04/27[b]	25,578	24,368,491
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[b]	6,834	6,360,335

		354,852,698
INDONESIA — 1.01%
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	10,628	10,349,015
Pertamina Persero PT
4.30%, 05/20/23[b]	14,042	14,048,600
4.88%, 05/03/22[b]	11,844	12,135,007
5.25%, 05/23/21[b]	8,727	9,054,262
5.63%, 05/20/43[b]	14,171	14,103,404
6.00%, 05/03/42[b]	7,220	7,544,467
6.45%, 05/30/44[b]	16,355	18,051,995
Perusahaan Listrik Negara PT
4.13%, 05/15/27[b]	13,350	12,552,509
5.25%, 10/24/42[b]	4,860	4,640,085
5.50%, 11/22/21[b]	12,560	13,140,900

		115,620,244

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
KAZAKHSTAN — 1.72%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	$22,737	$22,651,736
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	28,455	31,129,770
KazMunayGas National Co. JSC
4.75%, 04/19/27[b]	31,450	30,936,319
5.38%, 04/24/30[f]	10,125	10,111,450
5.75%, 04/19/47[b]	35,624	34,043,158
6.38%, 04/09/21[b]	26,570	28,429,900
6.38%, 10/24/48[f]	6,050	6,173,592
7.00%, 05/05/20[b]	31,010	33,103,175

		196,579,100
MALAYSIA — 0.90%
Petronas Capital Ltd.
3.50%, 03/18/25[b]	37,756	36,708,475
4.50%, 03/18/45[b]	38,486	39,048,769
7.88%, 05/22/22[b]	22,937	26,487,999

		102,245,243
MEXICO — 3.52%
Banco Nacional de Comercio Exterior SNC/Cayman Islands
4.38%, 10/14/25[b]	7,124	7,070,570
Comision Federal de Electricidad
4.75%, 02/23/27[b]	8,950	8,894,063
4.88%, 05/26/21[b]	6,356	6,483,120
4.88%, 01/15/24[b]	8,117	8,259,048
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)[b]	1,595	1,432,612
4.25%, 10/31/26 (Call 07/31/26)[b]	6,800	6,397,499
5.50%, 10/31/46 (Call 04/30/46)[b]	8,040	7,135,500
5.50%, 07/31/47 (Call 01/31/47)[b]	21,886	19,473,202
Petroleos Mexicanos
3.50%, 01/30/23	17,121	16,181,485
4.25%, 01/15/25	9,150	8,651,554
4.50%, 01/23/26	8,004	7,543,370
4.63%, 09/21/23	10,154	10,021,693
4.88%, 01/24/22	15,651	15,905,329
4.88%, 01/18/24	10,697	10,586,286

Security	Principal (000s)	Value
5.35%, 02/12/28[b]	$1,000	$952,948
5.38%, 03/13/22	13,196	13,656,049
5.50%, 01/21/21	18,791	19,453,383
5.50%, 06/27/44	17,984	15,163,929
5.63%, 01/23/46	23,186	19,586,373
6.35%, 02/12/48[b]	2,550	2,340,683
6.38%, 02/04/21	10,324	10,872,462
6.38%, 01/23/45	24,733	22,915,124
6.50%, 03/13/27	40,584	42,045,587
6.50%, 06/02/41	23,959	22,940,742
6.63%, 06/15/35	21,690	21,440,565
6.75%, 09/21/47	40,763	39,256,807
6.88%, 08/04/26	25,731	27,557,901
(3 mo. LIBOR US + 3.650%)
5.72%, 03/11/22[c]	8,290	9,064,018

		401,281,902
OMAN — 0.47%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	21,175	18,634,000
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24[b]	36,801	34,433,359

		53,067,359
PERU — 0.44%
Petroleos del Peru SA
4.75%, 06/19/32[b]	25,350	24,127,355
5.63%, 06/19/47[b]	27,157	26,487,151

		50,614,506
PHILIPPINES — 0.21%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	19,580	23,471,525

		23,471,525
RUSSIA — 0.70%
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[b]	18,133	18,744,989
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	18,800	19,552,000
6.03%, 07/05/22[b]	13,023	13,478,805
6.80%, 11/22/25[b]	13,558	14,642,640
6.90%, 07/09/20[b]	12,878	13,395,824

		79,814,258

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
SOUTH AFRICA — 0.92%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	$39,036	$38,969,053
6.75%, 08/06/23[b]	17,856	18,043,488
7.13%, 02/11/25[b]	26,462	26,988,594
Transnet SOC Ltd.
4.00%, 07/26/22[b]	21,741	21,088,770

		105,089,905
VENEZUELA — 0.70%
Petroleos de Venezuela SA
5.38%, 04/12/27[b,g]	23,222	6,072,422
5.50%, 04/12/37[b,g]	18,673	4,901,663
6.00%, 05/16/24[b,g]	48,883	12,342,901
6.00%, 11/15/26[b,g]	44,068	11,056,662
8.50%, 10/27/20[b,g]	25,679	22,270,330
9.00%, 11/17/21[b,g]	20,413	6,047,351
9.75%, 05/17/35[b,g]	21,518	6,052,003
12.75%, 02/17/22[b,g]	34,082	10,522,663

		79,265,995

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,870,827,052)		1,764,346,263

FOREIGN GOVERNMENT OBLIGATIONS[a] — 82.86%

ANGOLA — 0.39%
Angolan Government International Bond
9.50%, 11/12/25[b]	39,334	44,201,583

		44,201,583
ARGENTINA — 3.98%
Argentine Republic Government International Bond
2.50%, 12/31/38[h]	56,987	36,899,377
4.63%, 01/11/23	21,869	20,954,048
5.63%, 01/26/22	26,318	26,462,749
5.88%, 01/11/28	39,975	36,656,310
6.63%, 07/06/28	9,708	9,368,220
6.88%, 04/22/21	49,940	52,337,120
6.88%, 01/26/27	40,423	40,099,616
6.88%, 01/11/48	28,339	25,219,869
7.13%, 07/06/36	20,102	19,127,053
7.13%, 06/28/17[b]	28,383	25,343,676
7.50%, 04/22/26	67,115	70,068,060
7.63%, 04/22/46	28,397	27,388,907
8.28%, 12/31/33	60,534	64,139,586

		454,064,591

Security	Principal (000s)	Value
AZERBAIJAN — 0.73%
Republic of Azerbaijan International Bond
3.50%, 09/01/32[b]	$31,284	$25,717,168
4.75%, 03/18/24[b]	30,594	30,471,624
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	27,249	27,146,816

		83,335,608
BOLIVIA — 0.24%
Bolivian Government International Bond
4.50%, 03/20/28[b]	29,043	27,008,102

		27,008,102
BRAZIL — 3.71%
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24[b]	14,145	13,972,585
5.75%, 09/26/23[b]	17,458	18,324,091
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	16,231	16,231,000
Brazilian Government International Bond
2.63%, 01/05/23	20,123	18,965,928
4.25%, 01/07/25	58,825	58,001,450
4.63%, 01/13/28 (Call 10/13/27)	42,695	41,154,437
4.88%, 01/22/21	34,330	35,445,725
5.00%, 01/27/45	40,171	34,697,701
5.63%, 01/07/41	29,433	28,034,932
5.63%, 02/21/47	43,988	41,304,732
6.00%, 04/07/26	32,860	35,455,940
7.13%, 01/20/37	29,910	34,321,725
8.25%, 01/20/34	22,676	28,095,564
8.88%, 04/15/24	14,781	18,513,203

		422,519,013
CHILE — 0.75%
Chile Government International Bond
3.13%, 01/21/26	5,493	5,300,745
3.24%, 02/06/28 (Call 11/06/27)	38,979	37,339,521
3.86%, 06/21/47	45,500	43,039,919

		85,680,185

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CHINA — 0.60%
China Government International Bond
2.13%, 11/02/22[b]	$6,590	$6,374,560
2.63%, 11/02/27[b]	11,300	10,847,839
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	10,902	10,467,614
2.63%, 03/14/22[b]	8,650	8,365,804
2.88%, 04/26/26[b]	15,818	14,531,839
3.63%, 07/31/24[b]	17,637	17,326,852

		67,914,508
COLOMBIA — 3.46%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	14,394	13,638,315
3.88%, 04/25/27 (Call 01/25/27)	47,344	45,746,140
4.00%, 02/26/24 (Call 11/26/23)	31,015	30,976,231
4.38%, 07/12/21	33,232	34,145,880
4.50%, 01/28/26 (Call 10/28/25)	30,292	30,859,975
5.00%, 06/15/45 (Call 12/15/44)	70,160	69,212,840
5.63%, 02/26/44 (Call 08/26/43)	43,246	46,338,089
6.13%, 01/18/41	45,059	50,804,023
7.38%, 09/18/37	36,413	46,062,445
8.13%, 05/21/24	21,619	26,240,061

		394,023,999
COSTA RICA — 0.67%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	25,394	24,251,270
7.00%, 04/04/44[b]	27,730	27,591,350
7.16%, 03/12/45[b]	24,690	24,967,762

		76,810,382
CROATIA — 1.44%
Croatia Government International Bond
5.50%, 04/04/23[b]	31,917	33,832,020
6.00%, 01/26/24[b]	46,386	50,502,757
6.38%, 03/24/21[b]	43,587	46,692,574
6.63%, 07/14/20[b]	31,102	33,123,630

		164,150,981

Security	Principal (000s)	Value
DOMINICAN REPUBLIC — 2.83%
Dominican Republic International Bond
5.50%, 01/27/25[b]	$43,509	$43,672,159
5.88%, 04/18/24[b]	24,686	25,519,152
5.95%, 01/25/27[b]	46,643	47,750,771
6.50%, 02/15/48[b]	6,170	6,142,221
6.85%, 01/27/45[b]	69,820	72,001,875
6.88%, 01/29/26[b]	42,456	45,852,480
7.45%, 04/30/44[b]	41,518	45,462,210
7.50%, 05/06/21[b]	33,931	35,839,619

		322,240,487
ECUADOR — 2.94%
Ecuador Government International Bond
7.88%, 01/23/28[b]	41,840	37,036,647
7.95%, 06/20/24[b]	55,170	51,583,950
8.75%, 06/02/23[b]	34,670	33,917,020
8.88%, 10/23/27[b]	83,990	79,142,144
9.63%, 06/02/27[b]	32,789	32,145,359
9.65%, 12/13/26[b]	44,508	43,729,110
10.75%, 03/28/22[b]	54,572	57,300,600

		334,854,830
EGYPT — 2.95%
Egypt Government International Bond
5.58%, 02/21/23[b]	34,489	34,630,132
5.88%, 06/11/25[b]	43,679	42,805,420
6.13%, 01/31/22[b]	63,580	65,248,975
6.59%, 02/21/28[f]	26,706	26,347,234
7.50%, 01/31/27[b]	52,569	55,394,584
7.90%, 02/21/48[b]	35,590	36,125,477
8.50%, 01/31/47[b]	70,330	75,253,100

		335,804,922
EL SALVADOR — 0.25%
El Salvador Government International Bond
7.65%, 06/15/35[b]	27,311	28,437,579

		28,437,579
ETHIOPIA — 0.23%
Ethiopia International Bond
6.63%, 12/11/24[b]	26,032	26,259,780

		26,259,780

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
GABON — 0.34%
Gabon Government International Bond
6.38%, 12/12/24[b]	$40,041	$38,939,873

		38,939,873
GHANA — 0.51%
Ghana Government International Bond
7.88%, 08/07/23[b]	19,918	21,586,225
8.13%, 01/18/26[b]	34,562	36,851,732

		58,437,957
HUNGARY — 2.53%
Hungary Government International Bond
5.38%, 02/21/23	49,490	52,954,300
5.38%, 03/25/24	51,114	54,883,657
5.75%, 11/22/23	52,010	56,690,900
6.38%, 03/29/21	73,646	79,261,507
7.63%, 03/29/41	31,454	44,232,188

		288,022,552
INDIA — 0.44%
Export-Import Bank of India
3.38%, 08/05/26[b]	27,250	25,270,707
3.88%, 02/01/28[b]	26,700	25,398,160

		50,668,867
INDONESIA — 3.86%
Indonesia Government International Bond
2.95%, 01/11/23	6,980	6,721,042
3.38%, 04/15/23[b]	5,365	5,217,463
3.50%, 01/11/28	8,465	7,949,366
3.75%, 04/25/22[b]	21,781	21,644,869
3.85%, 07/18/27[b]	15,400	14,864,806
4.10%, 04/24/28	1,085	1,065,031
4.13%, 01/15/25[b]	18,544	18,451,280
4.35%, 01/08/27[b]	18,189	18,189,000
4.35%, 01/11/48	16,059	14,988,129
4.63%, 04/15/43[b]	12,162	11,629,912
4.75%, 01/08/26[b]	22,269	22,937,070
4.75%, 07/18/47[b]	9,850	9,575,022
4.88%, 05/05/21[b]	15,567	16,092,386
5.13%, 01/15/45[b]	5,229	5,294,363
5.25%, 01/17/42[b]	20,600	21,295,250

Security	Principal (000s)	Value
5.25%, 01/08/47[b]	$12,117	$12,510,802
5.38%, 10/17/23[b]	6,400	6,832,000
5.88%, 01/15/24[b]	16,252	17,653,735
5.95%, 01/08/46[b]	7,355	8,329,538
6.63%, 02/17/37[b]	19,173	22,815,870
6.75%, 01/15/44[b]	21,296	26,353,800
7.75%, 01/17/38[b]	20,654	27,547,272
8.50%, 10/12/35[b]	16,594	23,252,342
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22[b]	7,371	7,159,600
3.40%, 03/29/22[b]	16,340	16,013,200
4.15%, 03/29/27[b]	17,700	17,191,125
4.33%, 05/28/25[b]	18,659	18,589,029
4.35%, 09/10/24[b]	11,185	11,254,906
4.40%, 03/01/28[f]	10,605	10,489,016
4.55%, 03/29/26[b]	18,000	18,090,000

		439,997,224
IRAQ — 0.83%
Iraq International Bond
5.80%, 01/15/28 (Call 06/14/18)[b]	72,877	68,504,380
6.75%, 03/09/23[b]	25,900	25,895,748

		94,400,128
IVORY COAST — 0.90%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/18)[b,h]	51,930	49,722,630
6.13%, 06/15/33[b]	33,706	31,941,994
6.38%, 03/03/28[b]	21,196	21,301,980

		102,966,604
JAMAICA — 1.09%
Jamaica Government International Bond
6.75%, 04/28/28	47,549	52,303,900
7.88%, 07/28/45	27,346	31,951,674
8.00%, 03/15/39	34,378	40,222,260

		124,477,834
JORDAN — 0.66%
Jordan Government International Bond
5.75%, 01/31/27[b]	33,411	31,656,922
6.13%, 01/29/26[b]	18,574	18,203,558
7.38%, 10/10/47[b]	25,905	25,279,352

		75,139,832

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
KAZAKHSTAN — 1.54%
Kazakhstan Government International Bond
3.88%, 10/14/24[b]	$42,098	$42,224,294
4.88%, 10/14/44[b]	32,630	31,977,400
5.13%, 07/21/25[b]	62,091	66,064,824
6.50%, 07/21/45[b]	29,474	35,000,375

		175,266,893
KENYA — 0.95%
Kenya Government International Bond
6.88%, 06/24/24[b]	54,276	56,107,815
7.25%, 02/28/28[b]	25,340	26,123,929
8.25%, 02/28/48[b]	25,735	26,533,815

		108,765,559
LEBANON — 2.38%
Lebanon Government International Bond
6.00%, 01/27/23[b]	33,041	31,141,143
6.10%, 10/04/22[b]	41,307	39,344,917
6.60%, 11/27/26[b]	45,596	41,093,395
6.65%, 02/26/30[b]	32,065	27,856,469
6.75%, 11/29/27[b]	24,921	22,335,446
6.85%, 03/23/27[b]	32,946	30,036,116
7.00%, 03/23/32[b]	27,122	24,085,059
8.25%, 04/12/21[b]	53,851	54,995,334

		270,887,879
LITHUANIA — 0.74%
Lithuania Government International Bond
6.13%, 03/09/21[b]	29,035	31,176,331
6.63%, 02/01/22[b]	47,929	53,321,013

		84,497,344
MALAYSIA — 1.16%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	94,000	89,182,500
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[b]	23,984	23,211,955
Malaysia Sukuk Global Bhd
3.18%, 04/27/26[b]	20,951	20,232,381

		132,626,836
MEXICO — 2.44%
Mexico Government International Bond
3.60%, 01/30/25	20,996	20,345,124
3.63%, 03/15/22	9,440	9,468,320

Security	Principal (000s)	Value
3.75%, 01/11/28	$20,848	$19,668,512
4.00%, 10/02/23	14,468	14,627,148
4.13%, 01/21/26	19,745	19,636,402
4.15%, 03/28/27	23,015	22,646,760
4.35%, 01/15/47	16,470	14,526,540
4.60%, 01/23/46	23,948	21,882,485
4.60%, 02/10/48	18,922	17,340,945
4.75%, 03/08/44	30,092	28,166,112
5.55%, 01/21/45	15,293	16,042,357
5.75%, 10/12/10	17,762	17,406,760
6.05%, 01/11/40	26,130	28,638,480
6.75%, 09/27/34	11,865	14,326,988
8.30%, 08/15/31	8,717	12,868,471

		277,591,404
MONGOLIA — 0.22%
Mongolia Government International Bond
5.13%, 12/05/22[b]	26,126	25,113,618

		25,113,618
MOROCCO — 0.33%
Morocco Government International Bond
4.25%, 12/11/22[b]	37,900	37,994,750

		37,994,750
NIGERIA — 1.68%
Nigeria Government International Bond
6.50%, 11/28/27[b]	42,857	43,195,917
7.14%, 02/23/30[b]	33,535	34,344,618
7.63%, 11/28/47[b]	55,749	56,202,062
7.70%, 02/23/38[b]	18,870	19,444,193
7.88%, 02/16/32[b]	36,143	38,808,546

		191,995,336
OMAN — 2.52%
Oman Government International Bond
3.63%, 06/15/21[b]	27,006	26,162,063
3.88%, 03/08/22[b]	27,941	26,823,360
4.13%, 01/17/23[b]	200	190,357
4.75%, 06/15/26[b]	61,210	57,078,325
5.38%, 03/08/27[b]	58,441	55,665,052
5.63%, 01/17/28[b]	38,605	36,907,478
6.50%, 03/08/47[b]	52,220	48,434,050
6.75%, 01/17/48[b]	38,195	36,082,967

		287,343,652

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
PAKISTAN — 0.98%
Pakistan Government International Bond
6.88%, 12/05/27[b]	$37,400	$35,047,959
8.25%, 04/15/24[b]	29,765	30,949,052
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21[b]	19,629	19,285,492
5.63%, 12/05/22[b]	26,973	26,011,398

		111,293,901
PANAMA — 1.46%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	28,422	28,173,308
4.00%, 09/22/24 (Call 06/22/24)	33,208	33,581,590
4.50%, 05/15/47	31,630	31,025,500
4.50%, 04/16/50 (Call 10/16/49)	8,175	7,940,077
6.70%, 01/26/36	53,110	65,590,850

		166,311,325
PARAGUAY — 0.21%
Paraguay Government International Bond
6.10%, 08/11/44[b]	23,168	24,442,240

		24,442,240
PERU — 2.58%
Peruvian Government International Bond
4.13%, 08/25/27	33,112	34,022,580
5.63%, 11/18/50	66,637	77,881,994
6.55%, 03/14/37	29,061	36,544,208
7.35%, 07/21/25	47,807	58,683,092
8.75%, 11/21/33	59,032	86,777,040

		293,908,914
PHILIPPINES — 3.60%
Philippine Government International Bond
3.00%, 02/01/28	26,880	25,139,723
3.70%, 03/01/41	25,570	23,907,950
3.70%, 02/02/42	38,305	35,719,412
3.95%, 01/20/40	28,661	27,872,823
4.00%, 01/15/21	26,063	26,649,418
4.20%, 01/21/24	24,118	24,931,983

Security	Principal (000s)	Value
5.00%, 01/13/37	$21,542	$23,696,200
5.50%, 03/30/26	18,824	21,012,290
6.38%, 01/15/32	19,814	24,272,150
6.38%, 10/23/34	35,566	44,590,872
7.75%, 01/14/31	32,998	44,423,557
9.50%, 02/02/30	35,836	53,082,075
10.63%, 03/16/25	24,957	35,563,725

		410,862,178
POLAND — 2.52%
Republic of Poland Government International Bond
3.00%, 03/17/23	52,891	51,899,294
3.25%, 04/06/26	46,432	45,097,080
4.00%, 01/22/24	51,890	53,057,525
5.00%, 03/23/22	75,670	80,304,787
5.13%, 04/21/21	53,420	56,358,100

		286,716,786
ROMANIA — 1.42%
Romanian Government International Bond
4.38%, 08/22/23[b]	40,432	41,038,480
4.88%, 01/22/24[b]	27,516	28,547,850
6.13%, 01/22/44[b]	27,072	31,403,520
6.75%, 02/07/22[b]	55,331	60,864,100

		161,853,950
RUSSIA — 3.30%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27[b]	34,200	33,437,367
4.50%, 04/04/22[b]	26,200	26,593,000
4.75%, 05/27/26[b]	36,600	37,149,000
4.88%, 09/16/23[b]	33,600	34,692,000
5.25%, 06/23/47[b]	95,600	92,870,231
5.63%, 04/04/42[b]	23,400	24,558,300
5.88%, 09/16/43[b]	20,200	21,866,500
7.50%, 03/31/30[b,h]	44,387	49,614,053
12.75%, 06/24/28[b]	33,960	54,802,950

		375,583,401
SENEGAL — 0.44%
Senegal Government International Bond
6.25%, 05/23/33[b]	25,451	24,561,456
6.75%, 03/13/48[f]	26,440	25,007,887

		49,569,343

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
SERBIA — 0.47%
Serbia International Bond
7.25%, 09/28/21[b]	$48,891	$53,963,441

		53,963,441
SLOVAKIA — 0.34%
Slovakia Government International Bond
4.38%, 05/21/22[b]	36,789	38,490,491

		38,490,491
SOUTH AFRICA — 2.18%
Republic of South Africa Government International Bond
4.30%, 10/12/28	40,994	37,560,753
4.67%, 01/17/24	26,939	26,804,305
4.85%, 09/27/27	20,061	19,446,575
4.88%, 04/14/26	27,750	27,229,688
5.00%, 10/12/46	21,879	19,280,869
5.38%, 07/24/44	18,323	17,040,390
5.65%, 09/27/47	34,385	33,022,820
5.88%, 05/30/22	22,567	24,033,855
5.88%, 09/16/25	41,547	43,520,482

		247,939,737
SRI LANKA — 1.74%
Sri Lanka Government International Bond
5.75%, 04/18/23[f]	7,025	6,993,288
5.88%, 07/25/22[b]	27,069	27,272,018
6.20%, 05/11/27[b]	45,041	43,556,763
6.25%, 10/04/20[b]	19,763	20,376,246
6.25%, 07/27/21[b]	18,966	19,511,273
6.75%, 04/18/28[f]	3,575	3,560,271
6.83%, 07/18/26[b]	34,214	34,641,675
6.85%, 11/03/25[b]	42,011	42,903,734

		198,815,268
TRINIDAD AND TOBAGO — 0.26%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[b]	29,522	29,485,098

		29,485,098
TUNISIA — 0.20%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25[b]	24,929	23,059,325

		23,059,325

Security	Principal (000s)	Value
TURKEY — 4.28%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21[b]	$13,068	$12,953,655
4.49%, 11/25/24[b]	7,650	7,372,688
5.00%, 04/06/23[b]	11,310	11,295,863
Turkey Government International Bond
3.25%, 03/23/23	22,147	20,430,607
4.25%, 04/14/26	13,711	12,408,455
4.88%, 10/09/26	30,572	28,584,820
4.88%, 04/16/43	29,360	23,414,600
5.13%, 03/25/22	9,946	10,045,460
5.13%, 02/17/28	22,160	20,726,650
5.63%, 03/30/21	22,576	23,253,280
5.75%, 03/22/24	24,699	25,038,611
5.75%, 05/11/47	32,998	28,865,558
6.00%, 03/25/27	34,744	34,917,720
6.00%, 01/14/41	27,444	25,214,175
6.25%, 09/26/22	21,401	22,471,050
6.63%, 02/17/45	26,912	26,272,840
6.75%, 05/30/40	18,568	18,637,630
6.88%, 03/17/36	31,989	32,868,697
7.00%, 06/05/20	12,782	13,485,010
7.25%, 03/05/38	12,527	13,388,231
7.38%, 02/05/25	33,333	36,582,967
8.00%, 02/14/34	20,187	23,240,284
11.88%, 01/15/30	11,399	16,728,033

		488,196,884
UKRAINE — 3.02%
Ukraine Government International Bond
7.38%, 09/25/32[b]	73,210	67,624,534
7.75%, 09/01/20[b]	34,416	35,758,224
7.75%, 09/01/21[b]	33,252	34,332,690
7.75%, 09/01/22[b]	31,705	32,339,100
7.75%, 09/01/23[b]	37,587	37,887,696
7.75%, 09/01/24[b]	38,141	38,026,577
7.75%, 09/01/25[b]	34,591	34,314,272
7.75%, 09/01/26[b]	31,196	30,759,256
7.75%, 09/01/27[b]	34,232	33,564,476

		344,606,825

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Security	Principal (000s)	Value
URUGUAY — 2.10%
Uruguay Government International Bond
4.38%, 10/27/27	$50,820	$51,074,100
4.50%, 08/14/24	38,786	40,201,471
4.98%, 04/20/55	6,435	6,168,615
5.10%, 06/18/50	106,800	104,931,000
7.63%, 03/21/36	28,628	37,116,202

		239,491,388
VENEZUELA — 0.67%
Venezuela Government International Bond
6.00%, 12/09/20[b,g]	16,275	4,557,000
7.00%, 03/31/38[b,g]	15,168	4,360,800
7.65%, 04/21/25[b,g]	18,693	5,187,308
8.25%, 10/13/24[b,g]	24,917	7,039,109
9.00%, 05/07/23[b,g]	19,420	5,534,700
9.25%, 09/15/27[g]	37,102	11,594,375
9.25%, 05/07/28[b,g]	20,478	5,785,035
9.38%, 01/13/34[g]	14,199	4,650,173
11.75%, 10/21/26[b,g]	28,653	8,810,797
11.95%, 08/05/31[b,g]	37,103	11,316,262
12.75%, 08/23/22[b,g]	25,747	8,045,781

		76,881,340
VIETNAM — 0.25%
Vietnam Government International Bond
4.80%, 11/19/24[b]	28,380	28,867,994

		28,867,994
ZAMBIA — 0.55%
Zambia Government International Bond
8.50%, 04/14/24[b]	27,155	27,392,606
8.97%, 07/30/27[b]	35,141	35,228,852

		62,621,458

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $9,936,292,881)		9,445,401,979

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[i,j]	24,658	$24,657,919

		24,657,919

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,657,919)		24,657,919

TOTAL INVESTMENTS IN SECURITIES — 98.55%
(Cost: $11,831,777,852)		11,234,406,161
Other Assets, Less Liabilities — 1.45%		165,114,008

NET ASSETS — 100.00%		$11,399,520,169

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[d]	Security is perpetual in nature with no stated maturity date.
[e]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[f]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[g]	Issuer is in default of interest payments.
[h]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[i]	Affiliate of the Fund.
[j]	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)		Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,553	—	(12,895	) [b]	24,658	$24,657,919	$223,433	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$1,764,346,263	$—	$1,764,346,263
Foreign government obligations	—	9,445,401,979	—	9,445,401,979
Money market funds	24,657,919	—	—	24,657,919

Total	$24,657,919	$11,209,748,242	$—	$11,234,406,161

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$11,807,119,933
Affiliated (Note 2)	24,657,919

Total cost of investments in securities	$11,831,777,852

Investments in securities, at fair value(Note 1):
Unaffiliated	$11,209,748,242
Affiliated (Note 2)	24,657,919
Cash	2,069,571
Receivables:
Investment securities sold	19,575,577
Due from custodian (Note 4)	16,242,149
Dividends and interest	149,899,261
Capital shares sold	183,317

Total Assets	11,422,376,036

LIABILITIES
Payables:
Investment securities purchased	16,242,149
Capital shares redeemed	558,775
Securities related to in-kind transactions (Note 4)	2,222,320
Investment advisory fees (Note 2)	3,832,623

Total Liabilities	22,855,867

NET ASSETS	$11,399,520,169

Net assets consist of:
Paid-in capital	$12,141,860,485
Undistributed net investment income	49,617,630
Accumulated net realized loss	(194,586,255)
Net unrealized depreciation	(597,371,691)

NET ASSETS	$11,399,520,169

Shares outstanding[a]	103,500,000

Net asset value per share	$110.14

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statement of Operations (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$223,433
Interest — unaffiliated[a]	279,772,865

Total investment income	279,996,298

EXPENSES
Investment advisory fees (Note 2)	23,815,534
Proxy fees	1,192

Total expenses	23,816,726

Net investment income	256,179,572

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(24,959,940)
In-kind redemptions — unaffiliated	9,808,259

Net realized loss	(15,151,681)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(646,393,210)

Net change in unrealized appreciation/depreciation	(646,393,210)

Net realized and unrealized loss	(661,544,891)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(405,365,319)

[a]	Net of foreign withholding tax of $5,893.

See notes to financial statements.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$256,179,572	$486,867,268
Net realized gain (loss)	(15,151,681)	56,149,030
Net change in unrealized appreciation/depreciation	(646,393,210)	11,132,447

Net increase (decrease) in net assets resulting from operations	(405,365,319)	554,148,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(244,126,438)	(472,368,085)

Total distributions to shareholders	(244,126,438)	(472,368,085)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,485,756,404	9,694,660,077
Cost of shares redeemed	(4,364,954,250)	(7,497,526,529)

Net increase in net assets from capital share transactions	120,802,154	2,197,133,548

INCREASE (DECREASE) IN NET ASSETS	(528,689,603)	2,278,914,208

NET ASSETS
Beginning of period	11,928,209,772	9,649,295,564

End of period	$11,399,520,169	$11,928,209,772

Undistributed net investment income included in net assets at end of period	$49,617,630	$37,564,496

SHARES ISSUED AND REDEEMED
Shares sold	39,200,000	85,200,000
Shares redeemed	(38,600,000)	(66,400,000)

Net increase in shares outstanding	600,000	18,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	19

Financial Highlights

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$115.92	$114.74	$108.36	$114.15	$110.96	$120.81

Income from investment operations:
Net investment income[a]	2.39	5.33	5.39	5.08	4.86	5.00
Net realized and unrealized gain (loss)[b]	(5.88)	1.02	6.57	(5.75)	3.17	(9.77)

Total from investment operations	(3.49)	6.35	11.96	(0.67)	8.03	(4.77)

Less distributions from:
Net investment income	(2.29)	(5.17)	(5.58)	(5.12)	(4.84)	(5.08)

Total distributions	(2.29)	(5.17)	(5.58)	(5.12)	(4.84)	(5.08)

Net asset value, end of period	$110.14	$115.92	$114.74	$108.36	$114.15	$110.96

Total return	(3.07)%[c]	5.74%	11.35%	(0.55)%	7.45%	(4.01)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,399,520	$11,928,210	$9,649,296	$4,464,443	$5,147,968	$3,850,273
Ratio of expenses to average net assets[d]	0.39%	0.40%	0.40%	0.40%	0.59%	0.60%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	0.54%	0.59%	0.60%	0.60%	n/a
Ratio of net investment income to average net assets[d]	4.23%	4.69%	4.81%	4.61%	4.35%	4.30%
Portfolio turnover rate[e]	9%[c]	26%	32%	24%	52%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $19 billion
0.3800	[a]	Over $19 billion, up to and including $33 billion
0.3610	[a]	Over $33 billion, up to and including $47 billion
0.3430	[a]	Over $47 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2018, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $ 6,147,852 and $ 4,877,078, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018, were $1,154,608,511 and $1,050,561,303, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2018, were $4,382,530,498 and $4,272,919,090, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including,

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2018	Total
$141,419,263	$96,030	$141,515,293

[a]	Must be utilized prior to losses subject to expiration.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $11,869,697,133. Net unrealized depreciation was $635,290,972, of which $15,138,221 represented gross unrealized appreciation on securities and $650,429,193 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Supplemental Information (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$2.289096	$—	$—	$2.289096	100%	—%	—%	100%

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	29

Notes:

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1014-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
➢	iShares Convertible Bond ETF | ICVT | Cboe BZX
➢	iShares Floating Rate Bond ETF | FLOT | Cboe BZX

Fund Performance Overview

iSHARES® AAA - A RATED CORPORATE BOND ETF

Performance as of April 30, 2018

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.78%, net of fees, while the total return for the Index was -2.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.00%	(0.16)%	0.14%	0.00%	(0.16)%	0.14%
5 Years	1.94%	1.79%	2.09%	10.10%	9.28%	10.90%
Since Inception	2.67%	2.63%	2.89%	17.77%	17.51%	19.32%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$972.20	$0.73	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY MATURITY

As of 4/30/18

Maturity	Percentage of Total Investments*

1-5 Years	42.43%
5-10 Years	28.01
10-15 Years	2.66
15-20 Years	5.89
More than 20 Years	21.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Total Investments*

Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46	0.48%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	0.46
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	0.46
Microsoft Corp., 2.00%, 11/03/20	0.43
Wells Fargo & Co., 4.30%, 07/22/27	0.42
Credit Suisse AG/New York NY, 4.38%, 08/05/20	0.40
National Australia Bank Ltd./New York, 2.63%, 01/14/21	0.39
Bank of America Corp., 2.33%, 10/01/21	0.39
Morgan Stanley, 2.75%, 05/19/22	0.39
JPMorgan Chase & Co., 3.78%, 02/01/28	0.39

TOTAL	4.21%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CONVERTIBLE BOND ETF

Performance as of April 30, 2018

The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg Barclays U.S. Convertible Cash Pay Bond>$250MM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 2.73%, net of fees, while the total return for the Index was 3.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.21%	10.57%	11.73%	11.21%	10.57%	11.73%
Since Inception	7.19%	7.16%	7.79%	22.44%	22.33%	24.40%

The inception date of the Fund was 6/2/15. The first day of secondary market trading was 6/4/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.30	$1.01	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY MATURITY

As of 4/30/18

Maturity	Percentage of Total Investments*
0-1 Year	9.72%
1-5 Years	47.82
5-10 Years	25.18
10-15 Years	1.06
15-20 Years	6.76
More than 20 Years	9.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Total Investments*
Intel Corp., 3.25%, 08/01/39	3.60%
VeriSign Inc., 4.86%, 08/15/37	2.98
DISH Network Corp., 3.38%, 08/15/26	2.16
Microchip Technology Inc., 1.63%, 02/15/25	1.97
Microchip Technology Inc., 1.63%, 02/15/27	1.71
Altaba Inc., 0.00%, 12/01/18	1.52
Caesars Entertainment Corp., 5.00%, 10/01/24	1.44
Novellus Systems Inc., 2.63%, 05/15/41	1.37
Citrix Systems Inc., 0.50%, 04/15/19	1.36
Booking Holdings Inc., 0.35%, 06/15/20	1.34

TOTAL	19.45%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FLOATING RATE BOND ETF

Performance as of April 30, 2018

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg Barclays US Floating Rate Note<5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.94%, net of fees, while the total return for the Index was 1.09%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.87%	1.93%	2.20%	1.87%	1.93%	2.20%
5 Years	1.00%	0.98%	1.25%	5.08%	5.00%	6.42%
Since Inception	1.11%	1.13%	1.33%	7.92%	8.02%	9.51%

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.40	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating[1]	Percentage of Total Investments [2]

Aaa	12.29%
Aa	20.30
A	45.35
Baa	20.67
Ba	0.37
Not Rated	1.02

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/18

Maturity	Percentage of Total Investments [2]

0-1 Year	21.68%
1-5 Years	77.51
5-10 Years	0.81

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.64%

AEROSPACE & DEFENSE — 1.34%
Boeing Co. (The)
4.88%, 02/15/20	$134	$139,059
General Dynamics Corp.
2.38%, 11/15/24 (Call 09/15/24)	75	70,183
2.63%, 11/15/27 (Call 08/15/27)	45	41,286
3.60%, 11/15/42 (Call 05/15/42)[a]	34	32,092
3.88%, 07/15/21 (Call 04/15/21)[a]	79	80,811
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	134	129,807
United Technologies Corp.
1.50%, 11/01/19	25	24,499
1.95%, 11/01/21 (Call 10/01/21)[a]	150	143,580
2.65%, 11/01/26 (Call 08/01/26)	15	13,533
2.80%, 05/04/24 (Call 03/04/24)	50	46,982
3.10%, 06/01/22	353	348,676
3.13%, 05/04/27 (Call 02/04/27)	125	115,582
3.75%, 11/01/46 (Call 05/01/46)	75	65,390
4.05%, 05/04/47 (Call 11/04/46)[a]	50	45,780
4.15%, 05/15/45 (Call 11/16/44)[a]	69	64,224
4.50%, 06/01/42	225	221,074
5.70%, 04/15/40	50	56,715
6.13%, 07/15/38	45	53,415

		1,692,688
AGRICULTURE — 1.57%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	100	99,431
2.85%, 08/09/22	5	4,873
3.88%, 09/16/46 (Call 03/16/46)	100	88,542
4.00%, 01/31/24	200	202,504
4.50%, 05/02/43	24	23,371
5.38%, 01/31/44	175	192,138
9.25%, 08/06/19	200	215,598
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	75	69,284
4.02%, 04/16/43	34	32,513
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	200	193,064
2.00%, 02/21/20	50	49,132
2.13%, 05/10/23 (Call 03/10/23)	55	51,372
2.50%, 08/22/22	151	145,270
3.13%, 08/17/27 (Call 05/17/27)	50	47,167

Security	Principal (000s)	Value
3.13%, 03/02/28 (Call 12/02/27)[a]	$25	$23,526
3.60%, 11/15/23	63	62,882
3.88%, 08/21/42	100	91,639
4.13%, 03/04/43	75	71,074
4.25%, 11/10/44	140	135,745
4.38%, 11/15/41	24	23,645
4.50%, 03/26/20	100	102,752
6.38%, 05/16/38	50	62,979

		1,988,501
AIRLINES — 0.52%
American Airlines Pass Through Trust
Series 2015-1, Class A
3.38%, 11/01/28	78	75,068
Series 2015-2, Class AA
3.60%, 03/22/29	9	8,857
Series 2016-3, Class AA
3.00%, 04/15/30	166	155,458
Series 2017-2, Class AA
3.35%, 04/15/31	100	95,925
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26	30	30,183
United Airlines Pass Through Trust
Series 2013-1, Class A
4.30%, 02/15/27	83	83,668
Series 2014-2, Class A
3.75%, 03/03/28	125	123,501
Series 2016-1, Class AA
3.10%, 01/07/30	19	18,449
Series 2016-2, Class AA
2.88%, 04/07/30	68	63,304

		654,413
APPAREL — 0.20%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	67	63,967
2.38%, 11/01/26 (Call 08/01/26)	100	91,363
3.88%, 11/01/45 (Call 05/01/45)	100	97,481

		252,811
AUTO MANUFACTURERS — 1.31%
American Honda Finance Corp.
1.20%, 07/12/19	10	9,814
1.65%, 07/12/21	70	66,822

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
1.70%, 09/09/21	$150	$142,997
2.25%, 08/15/19	89	88,391
2.30%, 09/09/26	100	90,932
2.90%, 02/16/24	95	92,090
Daimler Finance North America LLC
8.50%, 01/18/31	90	128,656
Toyota Motor Credit Corp.
1.40%, 05/20/19	200	197,544
1.90%, 04/08/21	175	169,435
1.95%, 04/17/20	290	284,861
2.15%, 03/12/20	112	110,553
2.25%, 10/18/23[a]	50	47,088
2.63%, 01/10/23	100	96,931
2.90%, 04/17/24	125	120,966
4.50%, 06/17/20	9	9,282

		1,656,362
BANKS — 32.28%
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	39	38,761
2.63%, 05/19/22	385	372,422
2.70%, 11/16/20	242	239,302
Banco Santander SA
4.38%, 04/12/28	200	197,772
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)[b,c]	500	488,705
2.63%, 10/19/20	350	345,275
2.82%, 07/21/23 (Call 07/21/22)[b,c]	400	386,704
3.09%, 10/01/25 (Call 10/01/24)[b,c]	125	118,899
3.42%, 12/20/28 (Call 12/20/27)[b,c,d]	427	400,137
3.59%, 07/21/28 (Call 07/21/27)[b,c]	379	361,968
3.71%, 04/24/28 (Call 04/24/27)[b,c]	300	288,306
3.88%, 08/01/25	300	297,588
4.00%, 04/01/24	230	232,969
4.13%, 01/22/24	375	383,677
4.24%, 04/24/38 (Call 04/24/37)[b,c]	125	122,861
4.44%, 01/20/48 (Call 01/20/47)[b,c]	15	15,046
4.88%, 04/01/44	75	79,721
5.00%, 01/21/44	75	80,959
5.88%, 02/07/42	75	90,119
Bank of Montreal
1.50%, 07/18/19	225	221,436

Security	Principal (000s)	Value
1.75%, 09/11/19	$165	$162,540
1.90%, 08/27/21[a]	100	95,726
2.10%, 06/15/20	100	97,958
2.35%, 09/11/22	50	47,723
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	170	159,389
2.30%, 09/11/19 (Call 08/11/19)	100	99,358
2.45%, 11/27/20 (Call 10/27/20)	25	24,617
2.50%, 04/15/21 (Call 03/15/21)	120	117,839
2.60%, 08/17/20 (Call 07/17/20)[a]	50	49,641
2.80%, 05/04/26 (Call 02/04/26)	50	46,808
3.00%, 10/30/28 (Call 07/30/28)	100	91,025
3.30%, 08/23/29 (Call 05/23/29)	75	69,386
3.40%, 05/15/24 (Call 04/15/24)	57	56,419
3.44%, 02/07/28 (Call 02/07/27)[b,c]	50	48,319
3.55%, 09/23/21 (Call 08/23/21)[a]	200	202,236
3.65%, 02/04/24 (Call 01/05/24)	24	24,123
4.60%, 01/15/20	100	102,726
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	177	174,761
Bank of Nova Scotia (The)
2.05%, 06/05/19[a]	239	237,064
2.35%, 10/21/20	197	193,202
2.45%, 03/22/21	205	200,504
2.45%, 09/19/22	5	4,800
2.80%, 07/21/21	100	98,738
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	100	96,587
2.75%, 04/01/22 (Call 03/01/22)	150	146,658
BNP Paribas SA
5.00%, 01/15/21[a]	134	140,559
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	190	188,108
BPCE SA
2.50%, 07/15/19	242	240,507
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)[a]	242	239,856
3.63%, 09/16/25 (Call 08/16/25)	250	246,067
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	200	196,434
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	250	244,985
2.13%, 10/20/20 (Call 09/20/20)	100	97,465

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
3.88%, 02/08/22	$110	$111,858
5.25%, 05/24/41	100	116,377
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	250	245,702
2.75%, 01/10/23	250	242,142
Credit Suisse AG/New York NY
3.63%, 09/09/24	100	98,837
4.38%, 08/05/20	484	497,504
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	100	97,651
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	200	197,874
2.35%, 11/15/21 (Call 11/15/20)	250	240,880
2.55%, 10/23/19	192	191,088
2.60%, 04/23/20 (Call 03/23/20)	400	396,232
2.63%, 04/25/21 (Call 03/25/21)	50	48,946
2.88%, 02/25/21 (Call 01/25/21)	135	133,368
2.91%, 07/24/23 (Call 07/24/22)[b,c]	20	19,300
3.00%, 04/26/22 (Call 04/26/21)	250	244,337
3.50%, 11/16/26 (Call 11/16/25)	225	213,169
3.63%, 01/22/23	181	180,365
3.75%, 05/22/25 (Call 02/22/25)	62	60,588
3.75%, 02/25/26 (Call 11/25/25)	200	193,932
3.85%, 07/08/24 (Call 04/08/24)	145	144,245
4.02%, 10/31/38 (Call 10/31/37)[b,c]	125	115,930
4.75%, 10/21/45 (Call 04/21/45)	100	101,585
5.25%, 07/27/21	170	179,768
5.38%, 03/15/20	112	116,706
5.75%, 01/24/22[a]	275	296,010
6.13%, 02/15/33	400	466,480
6.25%, 02/01/41	195	235,919
Series D
6.00%, 06/15/20[a]	25	26,418
HSBC Bank USA N.A.
4.88%, 08/24/20	242	250,032
HSBC Holdings PLC
2.65%, 01/05/22	200	193,942
3.26%, 03/13/23 (Call 03/13/22)[b,c]	400	393,812
3.60%, 05/25/23	100	99,738
3.90%, 05/25/26[a]	200	197,500
4.00%, 03/30/22	115	117,217
4.04%, 03/13/28 (Call 03/13/27)[b,c]	200	195,700

Security	Principal (000s)	Value
4.30%, 03/08/26	$200	$202,722
4.88%, 01/14/22	174	182,034
5.10%, 04/05/21	150	157,521
5.25%, 03/14/44	200	215,138
6.10%, 01/14/42	100	128,091
6.50%, 05/02/36[a]	100	122,655
6.50%, 09/15/37	190	233,778
HSBC USA Inc.
2.25%, 06/23/19	97	96,291
2.75%, 08/07/20[a]	250	248,045
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	250	246,712
ING Groep NV
3.15%, 03/29/22	200	196,902
JPMorgan Chase & Co.
2.20%, 10/22/19	100	99,087
2.25%, 01/23/20 (Call 12/23/19)	225	222,365
2.30%, 08/15/21 (Call 08/15/20)	212	205,583
2.55%, 10/29/20 (Call 09/29/20)	50	49,272
2.70%, 05/18/23 (Call 03/18/23)	150	143,749
2.75%, 06/23/20 (Call 05/23/20)	124	123,175
2.78%, 04/25/23 (Call 04/25/22)[b,c]	25	24,274
2.95%, 10/01/26 (Call 07/01/26)	200	184,940
3.13%, 01/23/25 (Call 10/23/24)[a]	99	94,424
3.20%, 01/25/23	176	173,432
3.25%, 09/23/22	200	197,974
3.30%, 04/01/26 (Call 01/01/26)[a]	100	95,246
3.63%, 05/13/24	95	94,246
3.78%, 02/01/28 (Call 02/01/27)[b,c]	500	484,555
3.88%, 02/01/24	25	25,160
3.88%, 07/24/38 (Call 07/24/37)[b,c]	15	14,004
3.90%, 07/15/25 (Call 04/15/25)	400	397,856
3.96%, 11/15/48 (Call 11/15/47)[b,c]	15	13,755
4.03%, 07/24/48 (Call 07/24/47)[b,c]	75	69,959
4.35%, 08/15/21	40	41,325
4.50%, 01/24/22	225	233,408
4.63%, 05/10/21	197	204,588
4.85%, 02/01/44	15	16,040
5.40%, 01/06/42	100	114,290
5.50%, 10/15/40[a]	25	28,806
5.60%, 07/15/41	167	194,236
6.40%, 05/15/38	170	213,583
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	242	238,745

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Lloyds Bank PLC
2.70%, 08/17/20	$200	$198,202
Lloyds Banking Group PLC
3.00%, 01/11/22	10	9,812
4.38%, 03/22/28	200	198,796
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	245,532
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	240,287
2.67%, 07/25/22	100	96,619
3.00%, 02/22/22[a]	25	24,555
3.29%, 07/25/27[a]	325	308,945
3.68%, 02/22/27	50	49,090
3.85%, 03/01/26	150	149,391
Mizuho Financial Group Inc.
2.84%, 09/13/26	200	183,896
3.17%, 09/11/27	150	140,531
Morgan Stanley
2.50%, 04/21/21	325	317,385
2.63%, 11/17/21	225	219,013
2.65%, 01/27/20	70	69,577
2.75%, 05/19/22	500	484,980
2.80%, 06/16/20	232	230,355
3.13%, 07/27/26	125	116,556
3.63%, 01/20/27	200	192,894
3.75%, 02/25/23	214	214,809
3.88%, 01/27/26[a]	200	197,170
4.00%, 07/23/25	350	348,866
4.30%, 01/27/45	165	159,121
4.38%, 01/22/47	175	170,368
5.50%, 01/26/20	157	163,398
5.50%, 07/24/20	100	105,036
5.50%, 07/28/21	234	248,681
5.63%, 09/23/19	194	200,959
6.38%, 07/24/42	138	173,031
7.25%, 04/01/32	50	64,503
Series F
3.88%, 04/29/24[a]	177	176,989
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	24	22,942
National Australia Bank Ltd./New York
2.50%, 07/12/26	250	226,090
2.63%, 01/14/21	500	492,345

Security	Principal (000s)	Value
National Bank of Canada
2.20%, 11/02/20 (Call 10/02/20)	$250	$243,697
Northern Trust Corp.
2.38%, 08/02/22	73	70,430
3.38%, 08/23/21	18	18,189
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[e]	250	242,465
2.60%, 07/21/20 (Call 06/21/20)[e]	250	247,275
4.20%, 11/01/25 (Call 10/02/25)[e]	342	347,752
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[e]	65	61,694
3.30%, 03/08/22 (Call 02/06/22)[e]	90	89,587
3.90%, 04/29/24 (Call 03/29/24)[e]	225	225,355
5.13%, 02/08/20[e]	67	69,478
Royal Bank of Canada
2.13%, 03/02/20	25	24,599
2.15%, 10/26/20[a]	230	224,634
2.50%, 01/19/21[a]	200	196,446
4.65%, 01/27/26	155	157,827
Santander UK PLC
2.38%, 03/16/20	252	248,427
4.00%, 03/13/24[a]	67	67,588
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20[a]	250	246,455
2.80%, 03/11/22	280	273,935
State Street Corp.
1.95%, 05/19/21	100	96,671
2.55%, 08/18/20	62	61,539
2.65%, 05/19/26[a]	55	50,895
3.10%, 05/15/23	80	78,632
3.30%, 12/16/24	150	147,492
3.55%, 08/18/25	50	49,738
3.70%, 11/20/23	50	50,807
4.38%, 03/07/21	120	124,292
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250	247,267
2.45%, 10/20/20	242	237,073
3.95%, 07/19/23	250	253,715
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	200	197,994
3.01%, 10/19/26	100	93,394
3.35%, 10/18/27[a]	100	95,528

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.36%, 07/12/27	$100	$95,592
3.45%, 01/11/27	220	212,056
3.78%, 03/09/26	155	153,430
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)[a]	25	24,677
2.45%, 08/01/22 (Call 07/01/22)	150	143,916
Svenska Handelsbanken AB
2.40%, 10/01/20	250	245,575
2.45%, 03/30/21	300	293,217
Toronto-Dominion Bank (The)
1.80%, 07/13/21	100	95,670
1.85%, 09/11/20	200	194,652
2.13%, 07/02/19[a]	74	73,461
2.13%, 04/07/21	200	193,912
2.25%, 11/05/19[a]	67	66,394
2.50%, 12/14/20	134	131,919
3.63%, 09/15/31 (Call 09/15/26)[a,b,c]	50	47,311
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	351	343,766
3.00%, 03/15/22 (Call 02/15/22)	104	103,013
3.10%, 04/27/26 (Call 03/27/26)	150	140,952
3.70%, 01/30/24 (Call 12/29/23)	75	75,776
Series V
2.38%, 07/22/26 (Call 06/22/26)	180	161,519
2.63%, 01/24/22 (Call 12/23/21)	25	24,478
UBS AG/Stamford CT
2.35%, 03/26/20	250	246,430
Wachovia Corp.
5.50%, 08/01/35	25	27,463
Wells Fargo & Co.
2.10%, 07/26/21	175	168,124
2.50%, 03/04/21	125	122,415
2.55%, 12/07/20	13	12,810
2.60%, 07/22/20	250	247,350
3.00%, 01/22/21[a]	145	144,102
3.00%, 02/19/25	320	301,200
3.00%, 04/22/26	233	215,138
3.07%, 01/24/23 (Call 01/24/22)	150	146,085
3.30%, 09/09/24	170	163,878
3.50%, 03/08/22[a]	217	216,813
4.10%, 06/03/26	275	269,090
4.13%, 08/15/23	24	24,113
4.30%, 07/22/27[a]	525	518,406

Security	Principal (000s)	Value
4.48%, 01/16/24	$79	$80,492
4.60%, 04/01/21	212	219,520
4.75%, 12/07/46	125	123,285
4.90%, 11/17/45	125	127,191
5.61%, 01/15/44	300	331,425
Series M
3.45%, 02/13/23	205	201,136
Series N
2.15%, 01/30/20	197	194,339
Westpac Banking Corp.
1.65%, 05/13/19	46	45,431
2.00%, 08/19/21	200	191,942
2.10%, 05/13/21	125	120,833
2.70%, 08/19/26	25	22,913
2.80%, 01/11/22	100	98,156
2.85%, 05/13/26	150	139,443
3.35%, 03/08/27	225	215,624
4.88%, 11/19/19	95	97,762

		40,829,662
BEVERAGES — 4.94%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	15	14,475
2.65%, 02/01/21 (Call 01/01/21)	440	434,905
3.30%, 02/01/23 (Call 12/01/22)	474	470,180
3.65%, 02/01/26 (Call 11/01/25)	582	569,894
3.70%, 02/01/24	95	95,447
4.63%, 02/01/44	45	45,267
4.70%, 02/01/36 (Call 08/01/35)	415	426,491
4.90%, 02/01/46 (Call 08/01/45)	575	595,734
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	230	222,582
3.75%, 01/15/22	200	203,368
3.75%, 07/15/42	177	157,610
4.44%, 10/06/48 (Call 04/06/48)	80	78,087
4.60%, 04/15/48 (Call 10/15/47)	150	149,268
4.75%, 04/15/58 (Call 10/15/57)	75	75,029
5.00%, 04/15/20	25	25,989
8.20%, 01/15/39	97	141,234
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	34	36,208
Coca-Cola Co. (The)
1.88%, 10/27/20	55	53,765

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.25%, 09/01/26	$30	$27,222
2.45%, 11/01/20	159	157,734
2.50%, 04/01/23	100	96,731
2.55%, 06/01/26	50	46,640
2.88%, 10/27/25	100	95,739
2.90%, 05/25/27	125	118,491
3.15%, 11/15/20	100	101,021
3.30%, 09/01/21	101	102,171
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	136	131,149
3.88%, 04/29/43 (Call 10/29/42)[a]	55	53,705
Diageo Investment Corp.
4.25%, 05/11/42	29	29,919
Pepsi-Cola Metropolitan Bottling Co. Inc. Series B
7.00%, 03/01/29	100	128,575
PepsiCo Inc.
1.35%, 10/04/19	100	98,269
2.15%, 10/14/20 (Call 09/14/20)	200	196,782
2.75%, 03/05/22	100	98,902
2.75%, 03/01/23	170	166,542
2.85%, 02/24/26 (Call 11/24/25)	100	94,802
3.10%, 07/17/22 (Call 05/17/22)	25	24,953
3.13%, 11/01/20	100	100,683
3.45%, 10/06/46 (Call 04/06/46)	100	89,351
3.60%, 03/01/24 (Call 12/01/23)	50	50,735
4.00%, 03/05/42	62	62,458
4.00%, 05/02/47 (Call 11/02/46)[a]	40	39,080
4.25%, 10/22/44 (Call 04/22/44)[a]	75	76,424
4.45%, 04/14/46 (Call 10/14/45)[a]	125	131,024
4.50%, 01/15/20	50	51,477
4.60%, 07/17/45 (Call 01/17/45)[a]	75	80,637

		6,246,749
BIOTECHNOLOGY — 1.23%
Gilead Sciences Inc.
2.35%, 02/01/20	272	269,859
2.50%, 09/01/23 (Call 07/01/23)	111	105,995
2.55%, 09/01/20[a]	62	61,510
3.25%, 09/01/22 (Call 07/01/22)	5	4,988
3.50%, 02/01/25 (Call 11/01/24)	139	137,513
3.70%, 04/01/24 (Call 01/01/24)	50	50,386
4.00%, 09/01/36 (Call 03/01/36)	50	48,311
4.15%, 03/01/47 (Call 09/01/46)	180	171,925

Security	Principal (000s)	Value
4.40%, 12/01/21 (Call 09/01/21)	$30	$31,170
4.50%, 04/01/21 (Call 01/01/21)	170	175,989
4.50%, 02/01/45 (Call 08/01/44)	150	149,229
4.60%, 09/01/35 (Call 03/01/35)	167	173,376
5.65%, 12/01/41 (Call 06/01/41)	150	175,094

		1,555,345
CHEMICALS — 0.64%
EI du Pont de Nemours & Co.
2.20%, 05/01/20	268	263,854
2.80%, 02/15/23	80	77,328
4.15%, 02/15/43[a]	54	51,128
4.90%, 01/15/41[a]	30	31,352
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	18	17,488
3.95%, 04/15/45 (Call 10/15/44)	27	23,793
4.20%, 07/15/34 (Call 01/15/34)	131	126,305
4.40%, 07/15/44 (Call 01/15/44)[a]	45	42,456
4.70%, 07/15/64 (Call 01/15/64)	25	23,095
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	34	32,549
2.45%, 02/15/22 (Call 11/15/21)	25	24,310
4.50%, 08/15/19	89	90,943

		804,601
COMMERCIAL SERVICES — 0.37%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	85	83,972
3.38%, 09/15/25 (Call 06/15/25)	77	76,378
Board of Trustees of The Leland Stanford Junior University (The)
3.65%, 05/01/48 (Call 11/01/47)	75	74,486
Massachusetts Institute of Technology
4.68%, 07/01/14	15	16,094
5.60%, 07/01/11	50	64,709
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	75	66,939
Princeton University
5.70%, 03/01/39	24	30,644
University of Southern California
3.03%, 10/01/39	55	48,962

		462,184

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
COMPUTERS — 4.05%
Apple Inc.
1.55%, 02/07/20	$190	$186,561
2.00%, 05/06/20	108	106,490
2.10%, 05/06/19	255	254,342
2.25%, 02/23/21 (Call 01/23/21)	50	49,143
2.40%, 05/03/23	375	360,142
2.70%, 05/13/22	112	110,242
2.75%, 01/13/25 (Call 11/13/24)	100	95,528
2.85%, 05/06/21[a]	292	291,156
2.85%, 02/23/23 (Call 12/23/22)	100	98,280
2.85%, 05/11/24 (Call 03/11/24)	125	121,005
2.90%, 09/12/27 (Call 06/12/27)	100	94,110
3.00%, 02/09/24 (Call 12/09/23)	50	48,936
3.20%, 05/13/25	174	170,320
3.20%, 05/11/27 (Call 02/11/27)	150	144,692
3.25%, 02/23/26 (Call 11/23/25)	200	195,072
3.35%, 02/09/27 (Call 11/09/26)	150	146,511
3.45%, 05/06/24	322	321,977
3.45%, 02/09/45	60	53,620
3.75%, 09/12/47 (Call 03/12/47)	25	23,341
3.75%, 11/13/47 (Call 05/13/47)[a]	100	93,274
3.85%, 05/04/43	112	107,099
3.85%, 08/04/46 (Call 02/04/46)	100	94,896
4.25%, 02/09/47 (Call 08/09/46)	100	101,531
4.38%, 05/13/45	125	129,101
4.45%, 05/06/44	77	80,591
4.50%, 02/23/36 (Call 08/23/35)	20	21,518
4.65%, 02/23/46 (Call 08/23/45)	225	240,991
IBM Credit LLC
2.65%, 02/05/21	200	198,072
3.00%, 02/06/23	150	147,460
International Business Machines Corp.
1.63%, 05/15/20	197	192,367
1.88%, 05/15/19	97	96,233
2.88%, 11/09/22	160	156,925
2.90%, 11/01/21	100	99,153
3.30%, 01/27/27[a]	100	97,173
3.45%, 02/19/26[a]	103	101,434
3.63%, 02/12/24	150	150,873
4.00%, 06/20/42	75	73,853
7.00%, 10/30/25	40	48,327
8.38%, 11/01/19	20	21,629

		5,123,968

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.91%
Colgate-Palmolive Co.
1.95%, 02/01/23[a]	$79	$74,894
2.30%, 05/03/22	35	34,007
3.70%, 08/01/47 (Call 02/01/47)[a]	50	46,958
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	25	24,531
3.15%, 03/15/27 (Call 12/15/26)	25	24,188
4.15%, 03/15/47 (Call 09/15/46)[a]	25	25,663
Procter & Gamble Co. (The)
1.70%, 11/03/21	85	81,511
2.30%, 02/06/22	107	104,250
2.45%, 11/03/26	70	64,487
2.70%, 02/02/26	100	94,344
2.85%, 08/11/27	100	94,486
5.55%, 03/05/37	60	74,513
Unilever Capital Corp.
2.00%, 07/28/26	200	176,518
2.10%, 07/30/20	97	95,300
3.10%, 07/30/25	100	97,012
5.90%, 11/15/32	34	41,839

		1,154,501
DISTRIBUTION & WHOLESALE — 0.04%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	45	46,523

		46,523
DIVERSIFIED FINANCIAL SERVICES — 3.91%
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	275	264,099
2.65%, 12/02/22	250	240,505
4.05%, 12/03/42	51	49,680
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	100	98,724
2.25%, 08/15/19	71	70,544
2.25%, 05/05/21 (Call 04/04/21)	150	146,241
2.38%, 05/26/20 (Call 04/25/20)	150	148,051
3.30%, 05/03/27 (Call 04/03/27)[a]	150	143,668
Series F
2.60%, 09/14/20 (Call 08/14/20)	175	173,243
Ameriprise Financial Inc.
4.00%, 10/15/23	200	204,848
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	70	67,941

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.20%, 03/02/27 (Call 12/02/26)	$75	$71,762
3.20%, 01/25/28 (Call 10/25/27)	40	37,831
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	225	217,645
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	100	130,191
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	280	273,781
3.37%, 11/15/25[a]	200	190,586
4.42%, 11/15/35	600	575,076
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	2	1,913
2.75%, 12/01/20 (Call 11/01/20)	35	34,684
3.10%, 09/15/27 (Call 06/15/27)	75	70,519
3.75%, 12/01/25 (Call 09/01/25)	125	125,230
Invesco Finance PLC
3.75%, 01/15/26	97	96,375
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	75	71,777
3.38%, 04/01/24	152	152,192
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	47,732
3.40%, 02/07/28 (Call 11/07/27)	50	48,624
4.02%, 11/01/32 (Call 05/01/32)	50	50,271
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	45	44,222
3.30%, 04/01/27 (Call 01/01/27)	50	48,288
5.60%, 12/01/19	57	59,251
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	75	73,823
2.80%, 12/14/22 (Call 10/14/22)	275	270,209
3.15%, 12/14/25 (Call 09/14/25)	350	341,341
3.65%, 09/15/47 (Call 03/15/47)	45	42,416
4.15%, 12/14/35 (Call 06/14/35)	50	52,150
4.30%, 12/14/45 (Call 06/14/45)	200	207,934

		4,943,367
ELECTRIC — 4.12%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)[d]	65	60,450
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	25	23,650

Security	Principal (000s)	Value
Series B
3.70%, 12/01/47 (Call 06/01/47)	$40	$37,542
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	100	100,976
3.80%, 07/15/48 (Call 01/15/48)[d]	50	46,749
4.50%, 02/01/45 (Call 08/01/44)[a]	140	145,187
5.15%, 11/15/43 (Call 05/15/43)	25	28,436
6.13%, 04/01/36	80	100,209
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	75	69,958
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	150	138,637
3.65%, 06/15/46 (Call 12/15/45)	150	140,545
3.75%, 08/15/47 (Call 02/15/47)	60	56,863
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	20	25,555
3.85%, 06/15/46 (Call 12/15/45)	100	95,776
3.95%, 03/01/43 (Call 09/01/42)[a]	62	60,155
4.45%, 03/15/44 (Call 09/15/43)[a]	45	46,924
4.50%, 12/01/45 (Call 06/01/45)	35	36,810
4.63%, 12/01/54 (Call 06/01/54)	50	53,261
Series 08-B
6.75%, 04/01/38	79	106,354
Consumers Energy Co.
6.70%, 09/15/19	30	31,441
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	30	29,924
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	25	23,773
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	80	77,025
2.95%, 12/01/26 (Call 09/01/26)[a]	125	118,831
3.88%, 03/15/46 (Call 09/15/45)	50	48,912
4.00%, 09/30/42 (Call 03/30/42)	75	74,635
5.30%, 02/15/40	38	44,695
6.00%, 01/15/38	45	56,720
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	75	72,316
3.40%, 10/01/46 (Call 04/01/46)	100	89,583
6.40%, 06/15/38	120	158,435
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	39,304

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.00%, 09/15/21 (Call 06/15/21)	$100	$99,401
3.60%, 09/15/47 (Call 03/15/47)	10	9,319
4.15%, 12/01/44 (Call 06/01/44)	75	76,110
4.20%, 08/15/45 (Call 02/15/45)	70	71,644
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	4	3,954
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	23,274
3.13%, 12/01/25 (Call 06/01/25)	150	146,244
3.70%, 12/01/47 (Call 06/01/47)	40	38,153
3.95%, 03/01/48 (Call 09/01/47)[a]	25	24,861
4.05%, 06/01/42 (Call 12/01/41)	100	101,370
Georgia Power Co.
4.30%, 03/15/42	134	134,100
5.40%, 06/01/40[a]	50	57,068
Series 10-C
4.75%, 09/01/40	24	25,419
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	12	12,084
5.13%, 11/01/40 (Call 05/01/40)	59	68,303
Northern States Power Co./MN
3.60%, 09/15/47 (Call 03/15/47)	85	79,672
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	50	48,011
5.30%, 06/01/42 (Call 12/01/41)	70	83,019
7.00%, 09/01/22[a]	20	22,798
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	100	100,350
3.95%, 12/01/47 (Call 06/01/47)[d]	100	91,049
4.00%, 12/01/46 (Call 06/01/46)	60	55,405
4.30%, 03/15/45 (Call 09/15/44)	85	81,175
5.13%, 11/15/43 (Call 05/15/43)	20	21,240
5.40%, 01/15/40	45	49,454
5.80%, 03/01/37[a]	29	33,098
6.05%, 03/01/34[a]	226	265,444
PacifiCorp
6.00%, 01/15/39	100	126,669
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	29	27,198
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	44	42,029
3.80%, 03/01/46 (Call 09/01/45)	11	10,691

Security	Principal (000s)	Value
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	$60	$55,262
4.50%, 08/15/40	55	58,936
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	79	80,518
4.00%, 04/01/47 (Call 10/01/46)	50	48,890
4.65%, 10/01/43 (Call 04/01/43)	80	86,339
5.50%, 03/15/40	99	117,503
6.05%, 03/15/39	25	31,388
Series 08-A
5.95%, 02/01/38	12	14,803
Series C
3.50%, 10/01/23 (Call 07/01/23)	25	25,008
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)[a]	93	96,746
8.88%, 11/15/38	81	129,055
Series A
3.15%, 01/15/26 (Call 10/15/25)	10	9,615
3.50%, 03/15/27 (Call 12/15/26)	50	48,920
Series C
4.00%, 11/15/46 (Call 05/15/46)[a]	125	122,251
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	24	24,212

		5,217,683
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	57	56,104
2.63%, 02/15/23 (Call 11/15/22)	57	55,084

		111,188
ELECTRONICS — 0.27%
Honeywell International Inc.
1.40%, 10/30/19	25	24,508
1.80%, 10/30/19[a]	100	98,645
1.85%, 11/01/21 (Call 10/01/21)	25	24,018
2.50%, 11/01/26 (Call 08/01/26)[a]	100	91,590
4.25%, 03/01/21	100	103,606

		342,367
FOOD — 0.04%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	50	45,088

		45,088

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
GAS — 0.10%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	$15	$14,251
4.13%, 10/15/44 (Call 04/15/44)	55	55,693
4.15%, 01/15/43 (Call 07/15/42)	20	20,105
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)[a]	25	26,891
Southern California Gas Co. Series TT
2.60%, 06/15/26 (Call 03/15/26)	15	13,933

		130,873
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
2.90%, 11/01/22	45	44,010

		44,010
HEALTH CARE – PRODUCTS — 1.16%
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	120	119,052
4.38%, 09/15/45 (Call 03/15/45)	25	26,153
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	95	92,395
Medtronic Inc.
2.50%, 03/15/20	150	149,100
3.15%, 03/15/22	240	239,486
3.50%, 03/15/25	350	347,102
4.13%, 03/15/21 (Call 12/15/20)	14	14,365
4.38%, 03/15/35	225	233,312
4.63%, 03/15/44 (Call 09/15/43)	115	121,286
4.63%, 03/15/45	70	74,196
5.55%, 03/15/40	40	46,939

		1,463,386
HEALTH CARE – SERVICES — 1.82%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	147	141,734
2.80%, 06/15/23 (Call 04/15/23)	15	14,307
3.88%, 08/15/47 (Call 02/15/47)	75	66,701
4.13%, 06/01/21 (Call 03/01/21)	17	17,307
4.13%, 11/15/42 (Call 05/15/42)	100	92,849
Ascension Health
3.95%, 11/15/46	65	63,493
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	34	35,850

Security	Principal (000s)	Value
Duke University Health System Inc. Series 2017
3.92%, 06/01/47 (Call 12/01/46)	$25	$24,608
Howard Hughes Medical Institute
3.50%, 09/01/23	82	82,880
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	50	47,752
4.15%, 05/01/47 (Call 11/01/46)	90	90,813
4.88%, 04/01/42	45	50,090
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	40	39,358
Northwell Healthcare Inc.
4.26%, 11/01/47 (Call 11/01/46)	50	48,258
UnitedHealth Group Inc.
2.13%, 03/15/21[a]	100	97,321
2.70%, 07/15/20	162	161,218
2.88%, 03/15/23	79	77,125
3.10%, 03/15/26	30	28,676
3.38%, 11/15/21 (Call 08/15/21)	100	100,610
3.38%, 04/15/27	75	72,559
3.45%, 01/15/27	100	97,458
3.75%, 07/15/25	150	150,140
4.20%, 01/15/47 (Call 07/15/46)	25	24,753
4.25%, 03/15/43 (Call 09/15/42)	20	19,887
4.63%, 07/15/35	100	107,343
4.75%, 07/15/45	200	215,018
5.80%, 03/15/36	150	179,985
6.50%, 06/15/37	25	32,540
6.88%, 02/15/38	95	127,728

		2,308,361
HOUSEHOLD PRODUCTS & WARES — 0.06%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	45	38,613
6.63%, 08/01/37	29	38,945

		77,558
INSURANCE — 2.60%
Aflac Inc.
3.63%, 11/15/24	102	101,624
Allstate Corp. (The)
3.15%, 06/15/23	57	56,237
3.28%, 12/15/26 (Call 09/15/26)	100	96,495
4.50%, 06/15/43	74	76,899

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	$45	$45,221
3.00%, 05/15/22	81	80,728
4.30%, 05/15/43[a]	73	74,812
4.40%, 05/15/42	75	77,907
5.75%, 01/15/40	12	14,619
Berkshire Hathaway Inc.
2.10%, 08/14/19	10	9,945
2.20%, 03/15/21 (Call 02/15/21)	115	113,061
2.75%, 03/15/23 (Call 01/15/23)	50	48,761
3.00%, 02/11/23	45	44,621
3.13%, 03/15/26 (Call 12/15/25)	125	120,357
4.50%, 02/11/43[a]	50	52,758
Chubb Corp. (The)
6.00%, 05/11/37	24	29,957
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	200	196,390
3.15%, 03/15/25	57	55,251
3.35%, 05/15/24	45	44,434
3.35%, 05/03/26 (Call 02/03/26)	50	48,732
4.35%, 11/03/45 (Call 05/03/45)	25	25,906
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	117	111,950
4.13%, 05/15/43 (Call 11/15/42)	24	22,887
Manulife Financial Corp.
4.15%, 03/04/26	105	105,479
5.38%, 03/04/46	25	28,600
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	57	56,196
2.75%, 01/30/22 (Call 12/30/21)	3	2,924
3.75%, 03/14/26 (Call 12/14/25)	200	197,642
4.80%, 07/15/21 (Call 04/15/21)	11	11,449
MetLife Inc.
3.00%, 03/01/25	100	95,239
3.60%, 04/10/24[a]	165	165,175
3.60%, 11/13/25 (Call 08/13/25)	32	31,578
4.05%, 03/01/45	123	116,053
4.13%, 08/13/42	61	58,201
4.60%, 05/13/46 (Call 11/13/45)[a]	20	20,501
4.88%, 11/13/43	75	79,685
6.38%, 06/15/34	25	30,875
6.50%, 12/15/32	15	18,886
Series D
4.37%, 09/15/23	87	89,969

Security	Principal (000s)	Value
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	$50	$48,967
Prudential Financial Inc.
3.50%, 05/15/24	100	99,613
3.91%, 12/07/47 (Call 06/07/47)[d]	100	92,563
3.94%, 12/07/49 (Call 06/07/49)[d]	68	62,640
4.60%, 05/15/44	50	51,626
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	75	70,414
4.60%, 08/01/43	40	42,664
5.35%, 11/01/40	50	58,814
6.25%, 06/15/37	45	57,509
Travelers Property Casualty Corp.
6.38%, 03/15/33	34	42,273

		3,285,087
INTERNET — 1.66%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	198,354
2.80%, 06/06/23 (Call 05/06/23)	215	206,735
3.60%, 11/28/24 (Call 08/28/24)[a]	244	240,364
4.20%, 12/06/47 (Call 06/06/47)	200	188,126
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	105	93,856
3.38%, 02/25/24	27	27,138
3.63%, 05/19/21	165	168,858
Amazon.com Inc.
1.90%, 08/21/20[d]	100	97,879
3.15%, 08/22/27 (Call 05/22/27)[d]	100	95,966
3.88%, 08/22/37 (Call 02/22/37)[d]	150	148,107
4.05%, 08/22/47 (Call 02/22/47)[d]	150	148,283
4.25%, 08/22/57 (Call 02/22/57)[d]	125	123,530
4.80%, 12/05/34 (Call 06/05/34)	50	55,126
4.95%, 12/05/44 (Call 06/05/44)	100	112,885
Baidu Inc.
3.50%, 11/28/22	194	191,208

		2,096,415
MACHINERY — 1.48%
ABB Finance USA Inc.
2.88%, 05/08/22	47	46,166
4.38%, 05/08/42	62	63,818
Caterpillar Financial Services Corp.
2.10%, 06/09/19	167	165,933
2.40%, 06/06/22	25	24,147

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.55%, 11/29/22	$60	$57,961
2.85%, 06/01/22	45	44,253
3.75%, 11/24/23[a]	35	35,539
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	100	97,411
3.40%, 05/15/24 (Call 02/15/24)	45	44,797
3.80%, 08/15/42	100	97,059
3.90%, 05/27/21	150	153,312
4.75%, 05/15/64 (Call 11/15/63)	25	26,919
5.20%, 05/27/41	95	111,258
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	67	68,201
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	101	98,361
3.90%, 06/09/42 (Call 12/09/41)	114	112,912
4.38%, 10/16/19	175	178,773
5.38%, 10/16/29	65	74,612
John Deere Capital Corp.
1.95%, 06/22/20	50	48,975
2.05%, 03/10/20	34	33,454
2.65%, 06/24/24	35	33,255
2.80%, 03/04/21	38	37,691
2.80%, 03/06/23	50	48,686
2.80%, 09/08/27	25	23,202
3.90%, 07/12/21[a]	140	143,118

		1,869,813
MANUFACTURING — 2.06%
3M Co.
2.00%, 06/26/22[a]	50	47,941
2.25%, 03/15/23 (Call 02/15/23)	50	48,042
2.88%, 10/15/27 (Call 07/15/27)	25	23,598
3.00%, 08/07/25	232	227,355
3.63%, 10/15/47 (Call 04/15/47)	45	42,499
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	150	147,886
2.70%, 10/09/22	250	241,177
3.10%, 01/09/23[a]	125	122,189
4.13%, 10/09/42	120	109,348
4.50%, 03/11/44[a]	202	194,324
4.63%, 01/07/21	125	129,219
4.65%, 10/17/21	75	78,215
5.30%, 02/11/21	150	157,386
5.50%, 01/08/20	75	77,854

Security	Principal (000s)	Value
5.55%, 05/04/20	$125	$130,855
5.88%, 01/14/38	250	283,997
6.00%, 08/07/19	10	10,374
6.88%, 01/10/39	100	126,104
Series A
6.75%, 03/15/32	40	49,043
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	125	115,396
3.50%, 03/01/24 (Call 12/01/23)	57	57,396
3.90%, 09/01/42 (Call 03/01/42)	50	49,878
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	50	48,147
3.30%, 11/21/24 (Call 08/21/24)	87	86,013

		2,604,236
MEDIA — 2.82%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	50	44,171
2.85%, 01/15/23	101	98,372
3.00%, 02/01/24 (Call 01/01/24)	25	24,155
3.13%, 07/15/22	200	198,394
3.15%, 03/01/26 (Call 12/01/25)	125	118,992
3.15%, 02/15/28 (Call 11/15/27)	25	23,342
3.20%, 07/15/36 (Call 01/15/36)	153	131,398
3.30%, 02/01/27 (Call 11/01/26)	300	285,669
3.38%, 02/15/25 (Call 11/15/24)	25	24,355
3.38%, 08/15/25 (Call 05/15/25)	85	82,561
3.40%, 07/15/46 (Call 01/15/46)	63	52,548
3.60%, 03/01/24	90	89,710
3.97%, 11/01/47 (Call 05/01/47)	154	140,950
4.00%, 08/15/47 (Call 02/15/47)	20	18,366
4.00%, 03/01/48 (Call 09/01/47)	75	68,647
4.00%, 11/01/49 (Call 05/01/49)	151	138,003
4.05%, 11/01/52 (Call 05/01/52)	59	53,859
4.20%, 08/15/34 (Call 02/15/34)	5	4,921
4.25%, 01/15/33	125	126,324
4.40%, 08/15/35 (Call 02/15/35)	100	100,675
4.50%, 01/15/43	125	124,266
4.60%, 08/15/45 (Call 02/15/45)	125	125,726
4.65%, 07/15/42	125	127,034
4.75%, 03/01/44	82	84,167
5.65%, 06/15/35	50	58,040
6.40%, 05/15/38	35	43,921

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
NBCUniversal Media LLC
2.88%, 01/15/23	$57	$55,592
4.38%, 04/01/21	150	155,122
4.45%, 01/15/43[a]	45	44,039
5.15%, 04/30/20	145	151,112
Walt Disney Co. (The)
1.85%, 07/30/26	114	100,294
1.95%, 03/04/20	100	98,481
2.15%, 09/17/20	100	98,266
2.30%, 02/12/21	25	24,534
2.35%, 12/01/22	139	133,900
3.00%, 02/13/26[a]	200	192,900
3.00%, 07/30/46	45	37,385
Series E
4.13%, 12/01/41	89	89,694

		3,569,885
METAL FABRICATE & HARDWARE — 0.14%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	67	64,732
3.25%, 06/15/25 (Call 03/15/25)	107	104,582
3.90%, 01/15/43 (Call 07/15/42)	7	6,774

		176,088
MINING — 0.53%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	111	109,740
5.00%, 09/30/43	200	225,342
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	35	35,249
5.20%, 11/02/40[a]	75	86,541
7.13%, 07/15/28	112	142,014
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)[a]	50	50,115
4.75%, 03/22/42 (Call 09/22/41)	25	27,113

		676,114
OIL & GAS — 5.76%
BP Capital Markets PLC
2.24%, 05/10/19	45	44,772
2.50%, 11/06/22	150	144,514
2.52%, 01/15/20	200	198,942
2.75%, 05/10/23	100	96,827
3.02%, 01/16/27 (Call 10/16/26)	6	5,668
3.12%, 05/04/26 (Call 02/04/26)	55	52,605
3.22%, 11/28/23 (Call 09/28/23)	185	182,340

Security	Principal (000s)	Value
3.22%, 04/14/24 (Call 02/14/24)	$100	$97,992
3.28%, 09/19/27 (Call 06/19/27)	125	119,932
3.51%, 03/17/25	125	124,246
3.59%, 04/14/27 (Call 01/14/27)[a]	100	98,593
3.72%, 11/28/28 (Call 08/28/28)	50	49,780
3.81%, 02/10/24	45	45,571
4.50%, 10/01/20	72	74,542
4.74%, 03/11/21[a]	12	12,547
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	245	241,643
2.10%, 05/16/21 (Call 04/15/21)	415	404,592
2.36%, 12/05/22 (Call 09/05/22)	100	96,531
2.90%, 03/03/24 (Call 01/03/24)	120	116,896
2.95%, 05/16/26 (Call 02/16/26)	150	143,341
3.33%, 11/17/25 (Call 08/17/25)	100	98,553
Conoco Funding Co.
7.25%, 10/15/31	89	115,974
ConocoPhillips
6.50%, 02/01/39	210	272,702
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	145	142,267
3.35%, 05/15/25 (Call 02/15/25)	12	11,749
4.15%, 11/15/34 (Call 05/15/34)	25	25,237
4.30%, 11/15/44 (Call 05/15/44)	45	46,266
4.95%, 03/15/26 (Call 12/15/25)[a]	250	269,527
5.95%, 03/15/46 (Call 09/15/45)[a]	50	63,732
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)[a]	103	101,597
2.22%, 03/01/21 (Call 02/01/21)	125	122,912
2.71%, 03/06/25 (Call 12/06/24)	165	157,610
2.73%, 03/01/23 (Call 01/01/23)	125	122,590
3.04%, 03/01/26 (Call 12/01/25)	25	24,254
3.18%, 03/15/24 (Call 12/15/23)	101	100,642
3.57%, 03/06/45 (Call 09/06/44)[a]	75	69,838
4.11%, 03/01/46 (Call 09/01/45)	125	127,961
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	63	61,181
3.13%, 02/15/22 (Call 11/15/21)	100	99,688
3.40%, 04/15/26 (Call 01/15/26)	130	127,210
4.10%, 02/15/47 (Call 08/15/46)	90	88,658
4.40%, 04/15/46 (Call 10/15/45)	25	25,667
4.63%, 06/15/45 (Call 12/15/44)	115	121,184
Shell International Finance BV
1.38%, 05/10/19	100	98,858

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
1.38%, 09/12/19	$100	$98,251
1.75%, 09/12/21	175	167,662
1.88%, 05/10/21	225	217,699
2.13%, 05/11/20	100	98,692
2.25%, 11/10/20	120	118,201
2.25%, 01/06/23	125	119,514
2.38%, 08/21/22	50	48,330
2.88%, 05/10/26	25	23,763
3.40%, 08/12/23	200	200,646
3.63%, 08/21/42	20	18,526
3.75%, 09/12/46	80	75,484
4.00%, 05/10/46	175	171,258
4.13%, 05/11/35	100	102,166
4.30%, 09/22/19	50	51,103
4.55%, 08/12/43	132	139,987
6.38%, 12/15/38	190	249,375
Total Capital Canada Ltd.
2.75%, 07/15/23	101	97,699
Total Capital International SA
2.70%, 01/25/23	75	72,740
2.88%, 02/17/22	4	3,949
3.70%, 01/15/24	53	53,561
3.75%, 04/10/24	100	101,179
Total Capital SA
4.25%, 12/15/21	2	2,071
4.45%, 06/24/20	200	206,268

		7,285,855
OIL & GAS SERVICES — 0.25%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	35	37,643
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
4.08%, 12/15/47 (Call 06/15/47)	150	137,463
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	145	145,967

		321,073
PHARMACEUTICALS — 4.75%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	95,570
4.30%, 12/15/47 (Call 06/15/47)	100	91,409
AstraZeneca PLC
1.95%, 09/18/19	150	148,095
2.38%, 06/12/22 (Call 05/12/22)	200	191,964
6.45%, 09/15/37	250	317,932

Security	Principal (000s)	Value
Bristol-Myers Squibb Co.
3.25%, 02/27/27	$40	$38,645
3.25%, 08/01/42	45	39,534
4.50%, 03/01/44 (Call 09/01/43)	49	52,518
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	157	150,100
5.55%, 03/15/37	18	21,861
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	100	97,327
4.20%, 03/18/43[a]	25	25,140
5.38%, 04/15/34	50	56,552
6.38%, 05/15/38	140	181,108
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	95	93,498
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	150	143,404
2.25%, 03/03/22 (Call 02/03/22)	50	48,667
2.45%, 03/01/26 (Call 12/01/25)	125	116,390
2.63%, 01/15/25 (Call 11/15/24)	15	14,346
2.95%, 03/03/27 (Call 12/03/26)	50	47,874
3.38%, 12/05/23	25	25,244
3.40%, 01/15/38 (Call 07/15/37)	50	47,267
3.55%, 03/01/36 (Call 09/01/35)	55	53,407
3.63%, 03/03/37 (Call 09/03/36)	125	121,975
3.70%, 03/01/46 (Call 09/01/45)	130	125,207
3.75%, 03/03/47 (Call 09/03/46)	65	63,443
4.38%, 12/05/33 (Call 06/05/33)	72	76,970
4.50%, 12/05/43 (Call 06/05/43)	25	27,280
5.95%, 08/15/37	167	213,301
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	125	126,850
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	95	92,131
2.75%, 02/10/25 (Call 11/10/24)	215	205,744
2.80%, 05/18/23	35	34,151
3.60%, 09/15/42 (Call 03/15/42)	75	71,042
3.70%, 02/10/45 (Call 08/10/44)	75	71,450
3.88%, 01/15/21 (Call 10/15/20)	250	255,710
4.15%, 05/18/43	25	25,526
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	79	80,996
Novartis Capital Corp.
1.80%, 02/14/20	100	98,306

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.40%, 05/17/22 (Call 04/17/22)	$75	$72,874
2.40%, 09/21/22	139	134,306
3.00%, 11/20/25 (Call 08/20/25)	75	72,228
3.10%, 05/17/27 (Call 02/17/27)	105	100,919
3.40%, 05/06/24	104	103,541
3.70%, 09/21/42	73	70,652
4.00%, 11/20/45 (Call 05/20/45)	65	65,483
4.40%, 05/06/44	70	75,071
Pfizer Inc.
1.70%, 12/15/19	185	182,236
2.10%, 05/15/19	25	24,887
2.75%, 06/03/26	50	46,890
3.00%, 06/15/23[a]	167	165,769
3.00%, 12/15/26	75	71,713
3.40%, 05/15/24	200	199,190
4.00%, 12/15/36[a]	25	25,144
4.13%, 12/15/46[a]	75	74,603
4.40%, 05/15/44	125	129,458
7.20%, 03/15/39	172	242,021
Sanofi
4.00%, 03/29/21	200	205,388
Wyeth LLC
5.95%, 04/01/37	100	124,240
6.00%, 02/15/36	25	30,871

		6,005,418
PIPELINES — 0.54%
TransCanada PipeLines Ltd.
2.50%, 08/01/22	107	103,077
3.80%, 10/01/20	102	103,574
4.63%, 03/01/34 (Call 12/01/33)	100	102,459
4.88%, 01/15/26 (Call 10/15/25)	75	79,535
5.00%, 10/16/43 (Call 04/16/43)[a]	13	13,828
5.85%, 03/15/36	20	23,171
6.10%, 06/01/40	37	44,239
6.20%, 10/15/37	100	119,784
7.25%, 08/15/38	25	33,031
7.63%, 01/15/39	45	61,638

		684,336
REAL ESTATE — 0.10%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	25	24,921
4.25%, 08/15/23 (Call 05/15/23)	100	103,063

		127,984

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.75%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	$50	$51,078
4.63%, 12/15/21 (Call 09/15/21)	112	116,379
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	50	47,154
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	100	97,443
2.63%, 06/15/22 (Call 03/15/22)	50	48,470
2.75%, 02/01/23 (Call 11/01/22)	25	24,141
3.25%, 11/30/26 (Call 08/30/26)[a]	41	38,915
3.30%, 01/15/26 (Call 10/15/25)	125	119,614
3.38%, 03/15/22 (Call 12/15/21)	100	99,669
3.38%, 10/01/24 (Call 07/01/24)	25	24,329
3.38%, 06/15/27 (Call 03/15/27)[a]	100	95,269
3.50%, 09/01/25 (Call 06/01/25)	100	97,633
3.75%, 02/01/24 (Call 11/01/23)	20	19,988
4.25%, 11/30/46 (Call 05/30/46)	25	24,314
4.75%, 03/15/42 (Call 09/15/41)[a]	14	14,570
6.75%, 02/01/40 (Call 11/01/39)	25	32,786

		951,752
RETAIL — 3.41%
Costco Wholesale Corp.
1.70%, 12/15/19	37	36,428
1.75%, 02/15/20	57	56,012
2.15%, 05/18/21 (Call 04/18/21)	76	74,254
2.30%, 05/18/22 (Call 04/18/22)	100	96,797
3.00%, 05/18/27 (Call 02/18/27)	145	138,014
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	57	56,644
2.63%, 06/01/22 (Call 05/01/22)	225	220,275
2.70%, 04/01/23 (Call 01/01/23)	50	48,755
2.80%, 09/14/27 (Call 06/14/27)	100	93,247
3.00%, 04/01/26 (Call 01/01/26)[a]	70	67,016
3.50%, 09/15/56 (Call 03/15/56)	50	43,564
3.75%, 02/15/24 (Call 11/15/23)	90	91,573
3.90%, 06/15/47 (Call 12/15/46)	65	62,798
4.20%, 04/01/43 (Call 10/01/42)[a]	79	80,137
4.25%, 04/01/46 (Call 10/01/45)[a]	100	102,048
4.40%, 03/15/45 (Call 09/15/44)	55	57,433
4.88%, 02/15/44 (Call 08/15/43)	37	41,288
5.40%, 09/15/40 (Call 03/15/40)	50	59,074
5.88%, 12/16/36	230	287,134

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	$100	$91,557
3.10%, 05/03/27 (Call 02/03/27)[a]	150	142,821
3.12%, 04/15/22 (Call 01/15/22)	57	57,029
3.70%, 04/15/46 (Call 10/15/45)	55	49,899
3.80%, 11/15/21 (Call 08/15/21)	18	18,372
4.05%, 05/03/47 (Call 11/03/46)	25	24,027
4.38%, 09/15/45 (Call 03/15/45)	65	65,696
4.65%, 04/15/42 (Call 10/15/41)	129	136,083
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	70	68,345
2.20%, 11/22/20	85	83,489
2.45%, 06/15/26 (Call 03/15/26)	75	69,286
3.85%, 10/01/23 (Call 07/01/23)	111	113,747
Target Corp.
2.90%, 01/15/22	90	89,809
3.63%, 04/15/46	100	89,593
3.90%, 11/15/47 (Call 05/15/47)	90	83,695
4.00%, 07/01/42	130	124,917
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	90	80,227
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)[a]	250	241,877
2.55%, 04/11/23 (Call 01/11/23)	239	232,047
3.30%, 04/22/24 (Call 01/22/24)[a]	139	138,868
3.63%, 07/08/20	100	101,992
3.63%, 12/15/47 (Call 06/15/47)[a]	105	98,538
4.00%, 04/11/43 (Call 10/11/42)	20	19,977
4.30%, 04/22/44 (Call 10/22/43)[a]	175	182,684
6.50%, 08/15/37	40	53,608
7.55%, 02/15/30	100	137,367

		4,308,041
SEMICONDUCTORS — 2.29%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	110	109,012
3.30%, 04/01/27 (Call 01/01/27)	75	72,738
4.30%, 06/15/21	100	103,387
4.35%, 04/01/47 (Call 10/01/46)	75	77,390
5.10%, 10/01/35 (Call 04/01/35)	35	39,473
5.85%, 06/15/41	34	41,705
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	150	139,315
2.88%, 05/11/24 (Call 03/11/24)	195	188,629

Security	Principal (000s)	Value
3.10%, 07/29/22	$1	$998
3.15%, 05/11/27 (Call 02/11/27)[a]	75	72,288
3.30%, 10/01/21	350	353,073
3.70%, 07/29/25 (Call 04/29/25)	100	100,769
3.73%, 12/08/47 (Call 06/08/47)[d]	97	90,996
4.00%, 12/15/32	75	76,096
4.10%, 05/19/46 (Call 11/19/45)	125	125,205
4.10%, 05/11/47 (Call 11/11/46)[a]	25	24,996
4.25%, 12/15/42	50	51,279
QUALCOMM Inc.
1.85%, 05/20/19	50	49,882
2.10%, 05/20/20	175	174,410
2.25%, 05/20/20	54	53,165
2.60%, 01/30/23 (Call 12/30/22)	75	70,980
2.90%, 05/20/24 (Call 03/20/24)	125	117,436
3.00%, 05/20/22[a]	148	144,262
3.25%, 05/20/27 (Call 02/20/27)	225	207,128
3.45%, 05/20/25 (Call 02/20/25)	150	143,626
4.80%, 05/20/45 (Call 11/20/44)[a]	133	130,266
Texas Instruments Inc.
1.65%, 08/03/19	145	143,211

		2,901,715
SOFTWARE — 5.42%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	49,232
4.75%, 02/01/20[a]	50	51,639
Microsoft Corp.
1.10%, 08/08/19	100	98,231
1.55%, 08/08/21 (Call 07/08/21)	175	167,662
2.00%, 11/03/20 (Call 10/03/20)	550	540,232
2.00%, 08/08/23 (Call 06/08/23)	170	160,043
2.38%, 02/12/22 (Call 01/12/22)	50	48,807
2.38%, 05/01/23 (Call 02/01/23)	25	24,087
2.65%, 11/03/22 (Call 09/03/22)	125	122,659
2.88%, 02/06/24 (Call 12/06/23)[a]	200	195,274
3.00%, 10/01/20	189	190,321
3.30%, 02/06/27 (Call 11/06/26)	245	239,919
3.45%, 08/08/36 (Call 02/08/36)	100	95,765
3.50%, 02/12/35 (Call 08/12/34)	200	194,400
3.50%, 11/15/42	40	37,237
3.63%, 12/15/23 (Call 09/15/23)	100	101,860
3.70%, 08/08/46 (Call 02/08/46)	400	382,092
3.75%, 02/12/45 (Call 08/12/44)	79	76,007

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.95%, 08/08/56 (Call 02/08/56)	$150	$146,382
4.10%, 02/06/37 (Call 08/06/36)	100	103,436
4.20%, 11/03/35 (Call 05/03/35)	97	102,164
4.45%, 11/03/45 (Call 05/03/45)	250	267,347
4.50%, 10/01/40	65	70,897
4.50%, 02/06/57 (Call 08/06/56)	125	134,336
4.75%, 11/03/55 (Call 05/03/55)	25	27,961
4.88%, 12/15/43 (Call 06/15/43)	45	51,120
5.20%, 06/01/39[a]	20	23,593
5.30%, 02/08/41	62	74,396
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	97	101,672
Oracle Corp.
2.25%, 10/08/19	222	220,952
2.50%, 05/15/22 (Call 03/15/22)	185	180,451
2.50%, 10/15/22	300	291,261
2.65%, 07/15/26 (Call 04/15/26)	200	184,814
2.95%, 05/15/25 (Call 02/15/25)	22	21,083
3.25%, 11/15/27 (Call 08/15/27)	272	261,735
3.25%, 05/15/30 (Call 02/15/30)[a]	100	94,762
3.40%, 07/08/24 (Call 04/08/24)	95	94,509
3.63%, 07/15/23	197	200,026
3.80%, 11/15/37 (Call 05/15/37)	50	48,397
3.85%, 07/15/36 (Call 01/15/36)[a]	100	97,913
3.88%, 07/15/20	50	51,268
3.90%, 05/15/35 (Call 11/15/34)	114	112,638
4.00%, 07/15/46 (Call 01/15/46)	100	96,817
4.00%, 11/15/47 (Call 05/15/47)	150	145,641
4.13%, 05/15/45 (Call 11/15/44)	85	83,745
4.30%, 07/08/34 (Call 01/08/34)	172	178,930
4.38%, 05/15/55 (Call 11/15/54)	87	87,767
5.00%, 07/08/19	112	115,160
5.38%, 07/15/40	125	145,544
6.13%, 07/08/39	100	127,930
6.50%, 04/15/38[a]	100	131,984

		6,852,098
TELECOMMUNICATIONS — 1.17%
America Movil SAB de CV
4.38%, 07/16/42[a]	194	191,913
5.00%, 03/30/20	100	103,087
6.38%, 03/01/35	50	59,804
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	150	144,298

Security	Principal (000s)	Value
2.20%, 02/28/21	$25	$24,550
2.45%, 06/15/20	100	99,322
2.50%, 09/20/26 (Call 06/20/26)[a]	195	180,396
2.60%, 02/28/23	50	48,531
3.63%, 03/04/24	89	90,380
4.45%, 01/15/20	217	223,230
5.50%, 01/15/40	223	270,713
5.90%, 02/15/39	30	38,003

		1,474,227
TRANSPORTATION — 1.72%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	98,144
3.00%, 04/01/25 (Call 01/01/25)	100	96,610
3.05%, 09/01/22 (Call 06/01/22)	75	74,372
3.75%, 04/01/24 (Call 01/01/24)	100	101,385
3.85%, 09/01/23 (Call 06/01/23)	133	135,552
3.90%, 08/01/46 (Call 02/01/46)	50	48,330
4.13%, 06/15/47 (Call 12/15/46)	100	100,434
4.15%, 04/01/45 (Call 10/01/44)[a]	35	35,124
4.40%, 03/15/42 (Call 09/15/41)	4	4,138
4.55%, 09/01/44 (Call 03/01/44)	90	94,746
4.70%, 09/01/45 (Call 03/01/45)	20	21,557
4.90%, 04/01/44 (Call 10/01/43)	20	22,114
5.05%, 03/01/41 (Call 09/01/40)	20	22,375
5.15%, 09/01/43 (Call 03/01/43)	175	199,635
5.40%, 06/01/41 (Call 12/01/40)	25	29,249
5.75%, 05/01/40 (Call 11/01/39)	20	24,110
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	120	104,455
Union Pacific Corp.
3.00%, 04/15/27 (Call 01/15/27)[a]	100	95,203
3.60%, 09/15/37 (Call 03/15/37)	25	23,547
4.00%, 02/01/21 (Call 11/01/20)	50	51,124
4.00%, 04/15/47 (Call 10/15/46)[a]	75	72,913
4.05%, 03/01/46 (Call 09/01/45)	50	49,136
4.10%, 09/15/67 (Call 03/15/67)	50	45,894
4.16%, 07/15/22 (Call 04/15/22)	113	116,651
4.38%, 11/15/65 (Call 05/15/65)	20	19,338
United Parcel Service Inc.
2.45%, 10/01/22	47	45,570
2.50%, 04/01/23 (Call 03/01/23)	75	72,389
3.05%, 11/15/27 (Call 08/15/27)	95	90,329
3.13%, 01/15/21	62	62,355

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
3.40%, 11/15/46 (Call 05/15/46)	$20	$17,548
3.75%, 11/15/47 (Call 05/15/47)	40	37,383
4.88%, 11/15/40 (Call 05/15/40)	84	92,811
6.20%, 01/15/38	57	72,560

		2,177,081
WATER — 0.19%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	100	93,944
3.40%, 03/01/25 (Call 12/01/24)	62	61,333
3.75%, 09/01/47 (Call 03/01/47)	25	23,320
6.59%, 10/15/37	45	59,134

		237,731

TOTAL CORPORATE BONDS & NOTES
(Cost: $129,261,241)		124,757,138

SHORT-TERM INVESTMENTS — 9.96%

MONEY MARKET FUNDS — 9.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	11,978	11,979,609
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	623	622,663

		12,602,272

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,601,076)		12,602,272

TOTAL INVESTMENTS IN SECURITIES — 108.60% (Cost: $141,862,317)		137,359,410
Other Assets, Less Liabilities — (8.60)%		(10,879,441)

NET ASSETS — 100.00%		$126,479,969

[a]	All or a portion of this security is on loan.
[b]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[c]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,532	446	[b]	—	11,978	$11,979,609	$17,244	[c]	$(1,470)	$3
BlackRock Cash Funds: Treasury, SL Agency Shares	2,595	—		(1,972)[b]	623	622,663	8,208		—	—
PNC Bank N.A.
1.95%, 03/04/19	$250	$—		$(250)	$—	—	1,280		(2,547)	1,404
2.15%, 04/29/21	250	—		—	250	242,465	2,542		—	(6,232)
2.60%, 07/21/20	—	250		—	250	247,275	1,664		—	(3,169)
4.20%, 11/01/25	342	—		—	342	347,752	6,225		—	(19,395)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	65		—	65	61,694	417		—	(1,160)
3.30%, 03/08/22	90	—		—	90	89,587	1,120		—	(3,235)
3.90%, 04/29/24	200	125		(100)	225	225,355	4,195		(2,536)	(10,025)
5.13%, 02/08/20	67	—		—	67	69,478	735		—	(1,063)
6.88%, 05/15/19	19	—		(19)	—	—	155		(201)	65

						$13,885,878	$43,785		$(6,754)	$(42,807)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$124,757,138	$—	$124,757,138
Money market funds	12,602,272	—	—	12,602,272

Total	$12,602,272	$124,757,138	$—	$137,359,410

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CONVERTIBLE BONDS — 100.18%

AEROSPACE & DEFENSE — 0.66%
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23	$650	$827,047
Arconic Inc.
1.63%, 10/15/19	1,040	1,044,274

		1,871,321
AGRICULTURE — 0.23%
Vector Group Ltd.
1.75%, 04/15/20[a]	600	638,658

		638,658
AUTO MANUFACTURERS — 2.85%
Navistar International Corp.
4.75%, 04/15/19	865	889,739
Tesla Inc.
0.25%, 03/01/19	1,875	1,924,987
1.25%, 03/01/21	2,875	2,957,024
2.38%, 03/15/22	2,100	2,305,086

		8,076,836
AUTO PARTS & EQUIPMENT — 0.19%
Meritor Inc.
3.25%, 10/15/37 (Call 10/15/25)[b]	550	546,189

		546,189
BANKS — 0.21%
Deutsche Bank AG/London
1.00%, 05/01/23	600	602,412

		602,412
BIOTECHNOLOGY — 6.34%
Acorda Therapeutics Inc.
1.75%, 06/15/21	1,030	938,196
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19	700	560,588
Alder Biopharmaceuticals Inc.
2.50%, 02/01/25	500	496,225
AMAG Pharmaceuticals Inc.
3.25%, 06/01/22	800	840,072
Amicus Therapeutics Inc.
3.00%, 12/15/23[b]	315	769,107
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	1,100	1,060,323
0.75%, 10/15/18	800	825,176
1.50%, 10/15/20	715	803,932

Security	Principal (000s)	Value
Dermira Inc.
3.00%, 05/15/22[b]	$550	$444,846
Emergent BioSolutions Inc.
2.88%, 01/15/21	420	404,250
Exact Sciences Corp.
1.00%, 01/15/25	1,700	1,662,566
Illumina Inc.
0.00%, 06/15/19[c]	1,260	1,398,676
0.50%, 06/15/21	1,125	1,399,995
Insmed Inc.
1.75%, 01/15/25	890	832,737
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23	1,325	1,092,463
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21	1,550	1,550,341
Medicines Co. (The)
2.50%, 01/15/22	840	923,672
2.75%, 07/15/23	965	894,294
Novavax Inc.
3.75%, 02/01/23	650	413,010
Radius Health Inc.
3.00%, 09/01/24	650	611,871

		17,922,340
BUILDING MATERIALS — 0.26%
Cemex SAB de CV
3.72%, 03/15/20	720	742,882

		742,882
COMMERCIAL SERVICES — 2.11%
Cardtronics Inc.
1.00%, 12/01/20	725	686,416
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)	615	728,055
Huron Consulting Group Inc.
1.25%, 10/01/19	370	346,842
LendingTree Inc.
0.63%, 06/01/22[b]	600	780,156
Macquarie Infrastructure Corp.
2.00%, 10/01/23	805	724,444
2.88%, 07/15/19	805	798,600
Square Inc.
0.38%, 03/01/22	900	1,909,377

		5,973,890

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
COMPUTERS — 2.35%
Electronics For Imaging Inc.
0.75%, 09/01/19	$700	$678,265
Lumentum Holdings Inc.
0.25%, 03/15/24	1,100	1,226,445
Nutanix Inc.
0.00%, 01/15/23[b,c]	1,184	1,474,009
Pure Storage Inc.
0.13%, 04/15/23[b]	900	931,641
Western Digital Corp.
1.50%, 02/01/24[b]	2,232	2,325,588

		6,635,948
DIVERSIFIED FINANCIAL SERVICES — 1.76%
Blackhawk Network Holdings Inc.
1.50%, 01/15/22	1,315	1,453,798
JPMorgan Chase Financial Co. LLC
0.25%, 05/01/23	1,950	1,944,149
PRA Group Inc.
3.00%, 08/01/20	450	432,148
3.50%, 06/01/23[b]	1,100	1,150,479

		4,980,574
ELECTRIC — 0.51%
NRG Yield Inc.
3.25%, 06/01/20[b]	550	546,585
3.50%, 02/01/19[b]	900	896,436

		1,443,021
ELECTRICAL COMPONENTS & EQUIPMENT — 0.95%
General Cable Corp.
4.50%, 11/15/29[d]	865	917,601
SunPower Corp.
0.75%, 06/01/18	75	74,204
0.88%, 06/01/21	890	716,147
4.00%, 01/15/23	1,150	978,880

		2,686,832
ELECTRONICS — 1.03%
II-VI Inc.
0.25%, 09/01/22[b]	764	819,390
OSI Systems Inc.
1.25%, 09/01/22	655	593,162
TTM Technologies Inc.
1.75%, 12/15/20	425	659,978

Security	Principal (000s)	Value
Vishay Intertechnology Inc.
2.25%, 11/15/40	$600	$847,296

		2,919,826
ENERGY – ALTERNATE SOURCES — 0.70%
NextEra Energy Partners LP
1.50%, 09/15/20[b]	900	900,810
Tesla Energy Operations Inc./DE
1.63%, 11/01/19	1,165	1,082,693

		1,983,503
ENGINEERING & CONSTRUCTION — 0.43%
Dycom Industries Inc.
0.75%, 09/15/21	990	1,226,442

		1,226,442
ENTERTAINMENT — 0.62%
Live Nation Entertainment Inc.
2.50%, 05/15/19	750	906,802
2.50%, 03/15/23[b]	850	840,846

		1,747,648
HEALTH CARE – PRODUCTS — 2.18%
Insulet Corp.
1.25%, 09/15/21	705	1,091,157
1.38%, 11/15/24[b]	883	1,003,892
NuVasive Inc.
2.25%, 03/15/21	1,500	1,656,210
Wright Medical Group Inc.
2.00%, 02/15/20	1,515	1,527,059
Wright Medical Group NV
2.25%, 11/15/21	775	877,625

		6,155,943
HEALTH CARE – SERVICES — 2.30%
Anthem Inc.
2.75%, 10/15/42	880	2,853,673
Brookdale Senior Living Inc.
2.75%, 06/15/18	650	649,057
Molina Healthcare Inc.
1.13%, 01/15/20	1,137	2,373,169
Teladoc Inc.
3.00%, 12/15/22[b]	500	619,245

		6,495,144

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.92%
Ares Capital Corp.
3.75%, 02/01/22	$890	$908,886
4.38%, 01/15/19	565	571,780
Prospect Capital Corp.
4.75%, 04/15/20	1,115	1,121,222

		2,601,888
INTERNET — 17.28%
Altaba Inc.
0.00%, 12/01/18[c]	3,250	4,296,013
Booking Holdings Inc.
0.35%, 06/15/20	2,280	3,803,382
0.90%, 09/15/21	2,000	2,526,100
Chegg Inc.
0.25%, 05/15/23[b]	750	812,408
Ctrip.com International Ltd.
1.00%, 07/01/20	1,400	1,445,024
1.25%, 10/15/18	935	1,029,388
1.25%, 09/15/22	2,155	2,177,132
1.99%, 07/01/25	915	1,000,653
Etsy Inc.
0.00%, 03/01/23[b,c]	600	651,288
FireEye Inc.
Series A
1.00%, 06/01/35 (Call 06/01/20)	1,350	1,291,693
Series B
1.63%, 06/01/35 (Call 06/01/22)	700	654,787
IAC FinanceCo Inc.
0.88%, 10/01/22[b]	1,100	1,355,321
Liberty Expedia Holdings Inc.
1.00%, 06/30/47 (Call 07/05/22)[b]	800	782,672
MercadoLibre Inc.
2.25%, 07/01/19	680	1,842,406
Okta Inc.
0.25%, 02/15/23[b]	700	803,880
Palo Alto Networks Inc.
0.00%, 07/01/19[c]	1,315	2,301,710
Pandora Media Inc.
1.75%, 12/01/20	715	658,794
RingCentral Inc.
0.00%, 03/15/23[b,c]	950	996,617
Twitter Inc.
0.25%, 09/15/19	1,850	1,771,726
1.00%, 09/15/21	2,220	2,087,066

Security	Principal (000s)	Value
VeriSign Inc.
4.86%, 08/15/37	$2,475	$8,440,591
Vipshop Holdings Ltd.
1.50%, 03/15/19	1,450	1,510,291
Wayfair Inc.
0.38%, 09/01/22[b]	944	875,362
Web.com Group Inc.
1.00%, 08/15/18	545	540,493
Weibo Corp.
1.25%, 11/15/22[b]	1,900	2,171,681
Yandex NV
1.13%, 12/15/18	875	856,713
Zendesk Inc.
0.25%, 03/15/23[b]	1,018	1,055,391
Zillow Group Inc.
2.00%, 12/01/21	965	1,119,361

		48,857,943
IRON & STEEL — 0.74%
Allegheny Technologies Inc.
4.75%, 07/01/22	525	1,052,751
Cleveland-Cliffs Inc.
1.50%, 01/15/25	925	1,038,932

		2,091,683
LODGING — 1.86%
Caesars Entertainment Corp.
5.00%, 10/01/24	2,325	4,081,049
China Lodging Group Ltd.
0.38%, 11/01/22[b]	1,100	1,190,145

		5,271,194
MACHINERY — 0.31%
Chart Industries Inc.
1.00%, 11/15/24[b]	750	864,810

		864,810
MANUFACTURING — 0.41%
Trinity Industries Inc.
3.88%, 06/01/36 (Call 06/01/18)	865	1,150,934

		1,150,934
MEDIA — 5.00%
DISH Network Corp.
2.38%, 03/15/24	1,775	1,535,357
3.38%, 08/15/26	6,700	6,116,564

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Liberty Interactive LLC
1.75%, 09/30/46 (Call 10/05/23)[b]	$1,305	$1,364,612
3.50%, 01/15/31 (Call 06/13/18)	750	455,168
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23	1,200	1,247,712
Liberty Media Corp.
1.38%, 10/15/23	1,975	2,271,033
2.25%, 09/30/46 (Call 10/05/21)	1,100	1,152,899

		14,143,345
MINING — 0.89%
B2Gold Corp.
3.25%, 10/01/18	375	380,419
Endeavour Mining Corp.
3.00%, 02/15/23[b]	650	657,384
Royal Gold Inc.
2.88%, 06/15/19	980	1,042,583
SSR Mining Inc.
2.88%, 02/01/33 (Call 02/01/20)	450	444,406

		2,524,792
OIL & GAS — 3.27%
Chesapeake Energy Corp.
5.50%, 09/15/26	2,500	2,185,825
Comstock Resources Inc.
7.75% (7.75% PIK), 04/01/19 (Call 05/31/18)[e]	436	421,202
Ensco Jersey Finance Ltd.
3.00%, 01/31/24	1,920	1,624,608
Nabors Industries Inc.
0.75%, 01/15/24	1,200	941,328
Oasis Petroleum Inc.
2.63%, 09/15/23	630	739,236
Transocean Inc.
0.50%, 01/30/23	1,750	2,379,037
Whiting Petroleum Corp.
1.25%, 04/01/20	1,000	949,610

		9,240,846
OIL & GAS SERVICES — 0.88%
Weatherford International Ltd.
5.88%, 07/01/21	2,625	2,500,995

		2,500,995

Security	Principal (000s)	Value
PHARMACEUTICALS — 6.65%
Clovis Oncology Inc.
1.25%, 05/01/25	$600	$544,176
2.50%, 09/15/21	600	635,880
Depomed Inc.
2.50%, 09/01/21	880	713,337
DexCom Inc.
0.75%, 05/15/22[b]	1,000	1,025,030
Herbalife Nutrition Ltd.
2.00%, 08/15/19	2,690	3,449,710
2.63%, 03/15/24[b]	1,000	1,053,608
Horizon Pharma Investment Ltd.
2.50%, 03/15/22	950	862,752
Impax Laboratories Inc.
2.00%, 06/15/22	1,375	1,371,590
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22	840	1,106,683
Jazz Investments I Ltd.
1.50%, 08/15/24[b]	1,250	1,234,162
1.88%, 08/15/21	1,150	1,201,658
Neurocrine Biosciences Inc.
2.25%, 05/15/24[b]	1,050	1,358,364
Pacira Pharmaceuticals Inc./DE
2.38%, 04/01/22	840	786,744
Sarepta Therapeutics Inc.
1.50%, 11/15/24[b]	1,423	1,831,387
Supernus Pharmaceuticals Inc.
0.63%, 04/01/23[b]	700	763,798
Teva Pharmaceutical Finance Co. LLC Series C
0.25%, 02/01/26 (Call 05/21/18)	975	859,823

		18,798,702
PIPELINES — 0.42%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/15/20)	1,525	1,194,456

		1,194,456
REAL ESTATE INVESTMENT TRUSTS — 4.64%
Apollo Commercial Real Estate Finance Inc.
4.75%, 08/23/22	1,000	1,004,720
5.50%, 03/15/19	485	517,248
Blackstone Mortgage Trust Inc.
4.38%, 05/05/22	975	953,179

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Colony NorthStar Inc.
3.88%, 01/15/21	$690	$648,517
Empire State Realty OP LP
2.63%, 08/15/19[b]	795	823,970
Extra Space Storage LP
3.13%, 10/01/35 (Call 10/05/20)[b]	1,250	1,399,212
IH Merger Sub LLC
3.50%, 01/15/22	825	929,239
iStar Inc.
3.13%, 09/15/22[b]	800	764,448
Spirit Realty Capital Inc.
2.88%, 05/15/19	1,105	1,100,989
3.75%, 05/15/21	700	702,366
Starwood Property Trust Inc.
4.00%, 01/15/19	725	775,264
4.38%, 04/01/23 (Call 01/01/23)	700	705,250
Two Harbors Investment Corp.
6.25%, 01/15/22	660	684,262
VEREIT Inc.
3.00%, 08/01/18	965	963,794
3.75%, 12/15/20	1,150	1,154,163

		13,126,621
RETAIL — 0.61%
RH
0.00%, 06/15/19[b,c]	850	880,277
0.00%, 07/15/20[b,c]	825	855,740

		1,736,017
SEMICONDUCTORS — 16.26%
Advanced Micro Devices Inc.
2.13%, 09/01/26	1,600	2,487,520
Cypress Semiconductor Corp.
4.50%, 01/15/22	450	581,517
Inphi Corp.
0.75%, 09/01/21	701	648,138
Integrated Device Technology Inc.
0.88%, 11/15/22	825	901,956
Intel Corp.
3.25%, 08/01/39	4,100	10,189,566
Microchip Technology Inc.
1.63%, 02/15/25	3,425	5,572,715
1.63%, 02/15/27	4,300	4,847,218
2.25%, 02/15/37	1,500	1,680,570

Security	Principal (000s)	Value
Micron Technology Inc. Series G
3.00%, 11/15/43 (Call 11/20/18)	$2,375	$3,782,639
Novellus Systems Inc.
2.63%, 05/15/41	700	3,898,111
NXP Semiconductors NV
1.00%, 12/01/19	2,300	2,720,371
ON Semiconductor Corp.
1.00%, 12/01/20	1,450	1,917,378
1.63%, 10/15/23	1,200	1,545,432
Rovi Corp.
0.50%, 03/01/20	950	914,859
Silicon Laboratories Inc.
1.38%, 03/01/22	825	980,941
Synaptics Inc.
0.50%, 06/15/22[b]	1,200	1,119,708
Teradyne Inc.
1.25%, 12/15/23	1,140	1,392,613
Veeco Instruments Inc.
2.70%, 01/15/23	900	802,395

		45,983,647
SOFTWARE — 10.84%
Akamai Technologies Inc.
0.00%, 02/15/19[c]	1,635	1,665,624
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	950	946,361
Atlassian Inc.
0.63%, 05/01/23[b]	1,800	1,795,471
Citrix Systems Inc.
0.50%, 04/15/19	2,670	3,848,378
Cornerstone OnDemand Inc.
1.50%, 07/01/18	250	249,778
Guidewire Software Inc.
1.25%, 03/15/25	800	812,480
HubSpot Inc.
0.25%, 06/01/22[b]	850	1,094,800
j2 Global Inc.
3.25%, 06/15/29 (Call 06/20/21)	925	1,182,890
Medidata Solutions Inc.
1.00%, 08/01/18	605	747,236
Nice Systems Inc.
1.25%, 01/15/24	580	724,472

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	$1,240	$1,159,822
1.25%, 04/01/25	1,050	1,036,213
1.50%, 11/01/35 (Call 11/05/21)	500	498,010
RealPage Inc.
1.50%, 11/15/22[b]	900	1,262,385
Red Hat Inc.
0.25%, 10/01/19	1,700	3,772,657
ServiceNow Inc.
0.00%, 11/01/18[c]	1,150	2,579,438
0.00%, 06/01/22[b,c]	1,750	2,344,965
Verint Systems Inc.
1.50%, 06/01/21	740	719,761
Workday Inc.
0.25%, 10/01/22[b]	2,331	2,522,911
0.75%, 07/15/18	305	457,128
1.50%, 07/15/20	775	1,238,752

		30,659,532
TELECOMMUNICATIONS — 2.04%
Ciena Corp.
3.75%, 10/15/18	655	861,305
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	650	641,108
0.50%, 12/15/36 (Call 12/22/21)	1,250	1,129,263
Gogo Inc.
3.75%, 03/01/20	575	522,508
InterDigital Inc./PA
1.50%, 03/01/20	650	760,279
Viavi Solutions Inc.
0.63%, 08/15/33 (Call 08/20/18)	550	553,091
1.00%, 03/01/24	1,300	1,304,862

		5,772,416
TRANSPORTATION — 1.19%
Air Transport Services Group Inc.
1.13%, 10/15/24[b]	700	664,405
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24	850	1,048,569
Golar LNG Ltd.
2.75%, 02/15/22	950	1,070,222
Scorpio Tankers Inc.
2.38%, 07/01/19[b]	595	571,099

		3,354,295

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.29%
Greenbrier Companies Inc. (The)
2.88%, 02/01/24	$750	$810,428

		810,428

TOTAL CONVERTIBLE BONDS
(Cost: $273,600,877)		283,333,953

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	1,936	1,936,349

		1,936,349

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,936,349)		1,936,349

TOTAL INVESTMENTS IN SECURITIES — 100.86%
(Cost: $275,537,226)		285,270,302
Other Assets, Less Liabilities — (0.86)%		(2,440,781)

NET ASSETS — 100.00%		$282,829,521

[a]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Zero-coupon bond.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,996	—	(9,060)[b]	1,936	$1,936,349	$24,325	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible bonds	$—	$283,333,953	$—	$283,333,953
Money market funds	1,936,349	—	—	1,936,349

Total	$1,936,349	$283,333,953	$—	$285,270,302

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 85.07%

AEROSPACE & DEFENSE — 0.33%
United Technologies Corp. (3 mo. LIBOR US + 0.350%)
2.12%, 11/01/19[a]	$30,240	$30,303,202

		30,303,202
AGRICULTURE — 0.50%
BAT Capital Corp.
(3 mo. LIBOR US + 0.590%)
2.42%, 08/14/20[a,b]	8,040	8,072,642
(3 mo. LIBOR US + 0.880%)
2.72%, 08/15/22 (Call 07/15/22)[a,b]	15,750	15,919,942
BAT International Finance PLC (3 mo. LIBOR US + 0.510%)
2.63%, 06/15/18[a,b]	14,335	14,342,598
Philip Morris International Inc. (3 mo. LIBOR US + 0.420%)
2.31%, 02/21/20[a,c]	7,060	7,084,428

		45,419,610
AUTO MANUFACTURERS — 6.61%
American Honda Finance Corp.
(3 mo. LIBOR US + 0.150%)
1.97%, 11/13/19[a]	1,700	1,701,071
2.51%, 01/22/19[a,c]	8,975	8,980,206
(3 mo. LIBOR US + 0.210%)
2.05%, 02/12/21[a]	2,606	2,603,081
(3 mo. LIBOR US + 0.270%)
2.63%, 07/20/20[a]	8,750	8,763,475
(3 mo. LIBOR US + 0.280%)
2.16%, 11/19/18[a,c]	8,035	8,044,963
(3 mo. LIBOR US + 0.340%)
2.17%, 02/14/20[a]	24,837	24,914,491
(3 mo. LIBOR US + 0.350%)
2.14%, 11/05/21[a]	21,900	21,938,106
(3 mo. LIBOR US + 0.460%)
2.80%, 07/13/18[a]	3,820	3,824,126
(3 mo. LIBOR US + 0.470%)
2.32%, 11/16/22[a,c]	1,300	1,304,368
(3 mo. LIBOR US + 0.825%)
2.73%, 02/22/19[a]	6,376	6,413,810

Security	Principal (000s)	Value
BMW U.S. Capital LLC (3 mo. LIBOR US + 0.410%)
2.75%, 04/12/21[a,b]	$5,000	$5,013,950
Daimler Finance North America LLC
(3 mo. LIBOR US + 0.250%)
2.04%, 11/05/18[a,b,c]	7,130	7,134,421
(3 mo. LIBOR US + 0.390%)
2.75%, 05/04/20[a,b]	5,000	5,000,000
(3 mo. LIBOR US + 0.430%)
2.24%, 02/12/21[a,b]	2,535	2,537,256
(3 mo. LIBOR US + 0.450%)
2.30%, 02/22/21[a,b,c]	47,380	47,449,649
(3 mo. LIBOR US + 0.530%)
2.32%, 05/05/20[a,b]	14,535	14,606,512
(3 mo. LIBOR US + 0.550%)
2.91%, 05/04/21[a,b]	10,000	10,000,000
(3 mo. LIBOR US + 0.620%)
2.98%, 10/30/19[a,b]	2,215	2,228,401
(3 mo. LIBOR US + 0.630%)
2.95%, 01/06/20[a,b]	3,931	3,956,355
(3 mo. LIBOR US + 0.840%)
3.20%, 05/04/23[a,b]	10,000	10,000,000
Ford Motor Credit Co. LLC
(3 mo. LIBOR US + 0.430%)
2.21%, 11/02/20[a]	5,500	5,483,335
(3 mo. LIBOR US + 0.790%)
2.86%, 06/12/20[a]	12,300	12,373,062
(3 mo. LIBOR US + 0.810%)
2.83%, 04/05/21[a]	6,200	6,216,802
(3 mo. LIBOR US + 0.830%)
2.64%, 08/12/19[a]	10,250	10,303,710
(3 mo. LIBOR US + 0.900%)
3.02%, 06/15/18[a]	9,986	9,994,488
(3 mo. LIBOR US + 0.930%)
2.72%, 11/04/19[a]	8,685	8,752,656
(3 mo. LIBOR US + 1.000%)
3.33%, 01/09/20[a,c]	11,950	12,065,915
(3 mo. LIBOR US + 1.080%)
2.87%, 08/03/22[a,c]	14,017	14,118,623
(3 mo. LIBOR US + 1.270%)
3.56%, 03/28/22[a,c]	4,540	4,606,511
(3 mo. LIBOR US + 1.580%)
3.91%, 01/08/19[a,c]	17,320	17,466,181

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series 1
(3 mo. LIBOR US + 0.830%)
2.90%, 03/12/19[a]	$22,680	$22,757,339
General Motors Co. (3 mo. LIBOR US + 0.800%)
2.59%, 08/07/20[a,c]	17,096	17,194,644
General Motors Financial Co. Inc.
(3 mo. LIBOR US + 0.540%)
2.33%, 11/06/20[a]	7,125	7,120,084
(3 mo. LIBOR US + 0.850%)
3.19%, 04/09/21[a]	17,025	17,132,938
(3 mo. LIBOR US + 0.930%)
3.27%, 04/13/20[a,c]	12,416	12,527,247
(3 mo. LIBOR US + 0.990%)
3.31%, 01/05/23[a,c]	7,675	7,717,366
(3 mo. LIBOR US + 1.270%)
3.58%, 10/04/19[a]	2,000	2,023,220
(3 mo. LIBOR US + 1.310%)
3.62%, 06/30/22[a,c]	11,491	11,696,459
(3 mo. LIBOR US + 1.450%)
3.25%, 05/09/19[a,c]	8,095	8,180,240
(3 mo. LIBOR US + 1.550%)
3.90%, 01/14/22[a]	13,821	14,182,972
Hyundai Capital America (3 mo. LIBOR US + 0.800%)
3.11%, 04/03/20[a,b]	1,945	1,946,050
Nissan Motor Acceptance Corp.
(3 mo. LIBOR US + 0.390%)
2.68%, 09/28/20[a,b]	3,000	3,003,180
2.73%, 07/13/20[a,b]	10,375	10,392,534
(3 mo. LIBOR US + 0.520%)
2.61%, 09/13/19[a,b]	7,400	7,424,198
(3 mo. LIBOR US + 0.650%)
2.99%, 07/13/22[a,b]	13,200	13,226,136
(3 mo. LIBOR US + 0.690%)
2.98%, 09/28/22[a,b,c]	15,558	15,602,651
(3 mo. LIBOR US + 0.890%)
3.23%, 01/13/22[a,b,c]	7,000	7,099,400
(3 mo. LIBOR US + 1.010%)
3.06%, 03/08/19[a,b]	5,025	5,060,376
Toyota Motor Credit Corp.
(3 mo. LIBOR US + 0.100%)
2.44%, 01/10/20[a]	5,350	5,350,642

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.150%)
2.44%, 12/24/18[a]	$1,880	$1,881,805
(3 mo. LIBOR US + 0.230%)
2.07%, 08/15/18[a,c]	725	725,377
(3 mo. LIBOR US + 0.260%)
2.59%, 01/09/19[a,c]	8,828	8,842,743
2.61%, 04/17/20[a,c]	15,246	15,285,335
(3 mo. LIBOR US + 0.280%)
2.62%, 04/13/21[a]	12,000	12,039,120
(3 mo. LIBOR US + 0.370%)
2.44%, 03/12/20[a]	12,036	12,085,588
(3 mo. LIBOR US + 0.390%)
2.09%, 01/11/23[a]	5,000	5,006,050
(3 mo. LIBOR US + 0.440%)
2.80%, 10/18/19[a,c]	11,430	11,490,693
(3 mo. LIBOR US + 0.460%)
2.80%, 07/13/18[a,c]	830	830,963
(3 mo. LIBOR US + 0.480%)
2.53%, 09/08/22[a]	20,857	21,001,122
(3 mo. LIBOR US + 0.690%)
3.03%, 01/11/22[a]	10,050	10,194,620
(3 mo. LIBOR US + 0.820%)
2.69%, 02/19/19[a,c]	13,876	13,959,672
Volkswagen Group of America Finance LLC (3 mo. LIBOR US + 0.470%)
2.37%, 05/22/18[a,b]	4,000	4,000,280

		604,776,568
BANKS — 50.75%
ABN AMRO Bank NV
(3 mo. LIBOR US + 0.410%)
2.77%, 01/19/21[a,b]	15,785	15,805,205
(3 mo. LIBOR US + 0.640%)
3.00%, 01/18/19[a,b]	25,650	25,742,596
ANZ New Zealand Int’l Ltd./London (3 mo. LIBOR US + 1.000%)
3.36%, 01/25/22[a,b]	500	507,175
Australia & New Zealand Banking Group Ltd.
(3 mo. LIBOR US + 0.320%)
2.12%, 11/09/20[a,b]	8,780	8,781,054
(3 mo. LIBOR US + 0.500%)
2.38%, 08/19/20[a,b]	26,075	26,210,329

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.580%)
2.38%, 11/09/22[a,b]	$5,000	$4,995,750
(3 mo. LIBOR US + 0.660%)
2.93%, 09/23/19[a,b]	12,225	12,307,030
(3 mo. LIBOR US + 0.710%)
2.59%, 05/19/22[a,b]	12,800	12,884,352
(3 mo. LIBOR US + 0.750%)
2.60%, 11/16/18[a,b]	9,015	9,044,028
(3 mo. LIBOR US + 0.870%)
2.79%, 11/23/21[a,b]	7,350	7,455,914
(3 mo. LIBOR US + 0.990%)
3.00%, 06/01/21[a,b]	8,295	8,442,983
Australia & New Zealand Banking Group Ltd./New York NY (3 mo. LIBOR US + 0.560%)
2.40%, 05/15/18[a]	17,905	17,908,223
Banco Santander SA
(3 mo. LIBOR US + 1.090%)
3.01%, 02/23/23[a]	6,400	6,439,808
(3 mo. LIBOR US + 1.120%)
3.46%, 04/12/23[a]	15,600	15,667,704
(3 mo. LIBOR US + 1.560%)
3.90%, 04/11/22[a]	15,300	15,714,783
Bank Nederlandse Gemeenten NV
(3 mo. LIBOR US + 0.070%)
2.41%, 03/11/22[a,b]	7,000	7,003,710
(3 mo. LIBOR US + 0.100%)
2.45%, 07/14/20[a,b,c]	47,775	47,854,306
Bank of America Corp.
(3 mo. LIBOR US + 0.380%)
2.74%, 01/23/22 (Call 01/23/21)[a]	15,550	15,494,797
(3 mo. LIBOR US + 0.650%)
2.96%, 10/01/21 (Call 10/01/20)[a]	14,845	14,916,998
(3 mo. LIBOR US + 0.660%)
3.02%, 07/21/21 (Call 07/21/20)[a]	16,722	16,806,446
(3 mo. LIBOR US + 0.790%)
2.81%, 03/05/24 (Call 03/05/23)[a]	5,000	4,998,550
(3 mo. LIBOR US + 0.870%)
3.18%, 04/01/19[a,c]	13,962	14,058,617
(3 mo. LIBOR US + 1.000%)
3.36%, 04/24/23 (Call 04/24/22)[a,c]	8,000	8,108,800
(3 mo. LIBOR US + 1.040%)
3.39%, 01/15/19[a,c]	15,805	15,912,474

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.160%)
3.52%, 01/20/23 (Call 01/20/22)[a]	$10,435	$10,611,456
(3 mo. LIBOR US + 1.180%)
3.54%, 10/21/22 (Call 10/21/21)[a]	2,390	2,435,243
(3 mo. LIBOR US + 1.420%)
3.78%, 04/19/21[a,c]	18,565	19,116,195
Bank of America N.A. (3 mo. LIBOR US + 0.760%)
2.79%, 12/07/18[a,c]	13,440	13,490,938
Bank of Montreal
(3 mo. LIBOR US + 0.250%)
2.32%, 09/11/19[a]	5,932	5,935,974
(3 mo. LIBOR US + 0.440%)
2.56%, 06/15/20[a,c]	28,877	28,985,866
(3 mo. LIBOR US + 0.460%)
2.80%, 04/13/21[a]	14,525	14,573,949
(3 mo. LIBOR US + 0.600%)
2.67%, 12/12/19[a]	6,230	6,267,941
(3 mo. LIBOR US + 0.610%)
2.97%, 07/31/18[a]	8,935	8,945,097
(3 mo. LIBOR US + 0.630%)
2.70%, 09/11/22[a]	6,110	6,129,674
(3 mo. LIBOR US + 0.650%)
3.01%, 07/18/19[a]	16,385	16,479,214
(3 mo. LIBOR US + 0.790%)
2.75%, 08/27/21[a]	12,954	13,106,339
Bank of New York Mellon Corp. (The)
(3 mo. LIBOR US + 0.380%)
2.28%, 05/22/18[a]	5,750	5,750,920
(3 mo. LIBOR US + 0.480%)
2.55%, 09/11/19[a,c]	9,560	9,597,188
(3 mo. LIBOR US + 0.560%)
2.33%, 08/01/18[a,c]	9,785	9,798,210
(3 mo. LIBOR US + 0.870%)
2.75%, 08/17/20[a]	9,370	9,503,897
Bank of Nova Scotia (The)
(3 mo. LIBOR US + 0.290%)
2.62%, 01/08/21[a]	13,468	13,444,835
(3 mo. LIBOR US + 0.390%)
2.74%, 07/14/20[a]	13,125	13,159,913
(3 mo. LIBOR US + 0.440%)
2.80%, 04/20/21[a]	14,250	14,284,485

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.470%)
2.54%, 06/11/18[a]	$12,551	$12,557,024
(3 mo. LIBOR US + 0.620%)
2.64%, 12/05/19[a,c]	13,632	13,720,335
2.80%, 09/19/22[a]	7,070	7,088,241
(3 mo. LIBOR US + 0.640%)
2.67%, 03/07/22[a,c]	12,613	12,687,291
(3 mo. LIBOR US + 0.830%)
3.18%, 01/15/19[a,c]	10,426	10,475,941
Banque Federative du Credit Mutuel SA
(3 mo. LIBOR US + 0.490%)
2.85%, 07/20/20[a,b]	4,775	4,794,052
(3 mo. LIBOR US + 0.730%)
3.09%, 07/20/22[a,b]	7,250	7,298,648
Barclays Bank PLC
(3 mo. LIBOR US + 0.460%)
2.80%, 01/11/21 (Call 12/11/20)[a,c]	27,703	27,874,759
(3 mo. LIBOR US + 0.550%)
2.34%, 08/07/19[a]	4,935	4,949,163
(3 mo. LIBOR US + 0.650%)
2.44%, 08/07/20[a]	8,605	8,644,239
Barclays PLC
(3 mo. LIBOR US + 1.625%)
3.96%, 01/10/23 (Call 01/10/22)[a]	4,900	5,043,570
(3 mo. LIBOR US + 2.110%)
3.92%, 08/10/21[a,c]	21,571	22,546,225
BB&T Corp.
(3 mo. LIBOR US + 0.220%)
1.99%, 02/01/21 (Call 01/01/21)[a]	12,527	12,509,838
(3 mo. LIBOR US + 0.570%)
2.69%, 06/15/20[a]	20,560	20,692,406
(3 mo. LIBOR US + 0.650%)
2.96%, 04/01/22 (Call 03/01/22)[a]	1,000	1,003,270
(3 mo. LIBOR US + 0.660%)
2.43%, 02/01/19 (Call 01/02/19)[a]	18,881	18,950,671
(3 mo. LIBOR US + 0.860%)
2.98%, 06/15/18 (Call 05/15/18)[a]	12,715	12,720,340
BPCE SA
(3 mo. LIBOR US + 0.880%)
2.86%, 05/31/22[a]	1,000	1,010,430
(3 mo. LIBOR US + 1.220%)
3.12%, 05/22/22[a,b]	21,600	21,981,024

Security	Principal (000s)	Value
Branch Banking & Trust Co.
(3 mo. LIBOR US + 0.220%)
2.23%, 06/01/20 (Call 05/01/20)[a]	$7,750	$7,748,838
(3 mo. LIBOR US + 0.450%)
2.80%, 01/15/20 (Call 12/15/19)[a,c]	15,042	15,084,719
Canadian Imperial Bank of Commerce
(3 mo. LIBOR US + 0.310%)
2.63%, 10/05/20[a,c]	17,901	17,916,753
(3 mo. LIBOR US + 0.315%)
2.09%, 02/02/21[a]	10,560	10,555,142
(3 mo. LIBOR US + 0.520%)
2.55%, 09/06/19[a]	9,740	9,780,421
(3 mo. LIBOR US + 0.720%)
2.87%, 06/16/22[a,c]	18,954	19,092,364
Canadian Imperial Bank of Commerce/New York NY (3 mo. LIBOR US + 0.390%)
2.73%, 07/13/18[a]	900	900,711
Capital One Financial Corp.
(3 mo. LIBOR US + 0.450%)
2.81%, 10/30/20 (Call 09/30/20)[a]	7,900	7,877,169
(3 mo. LIBOR US + 0.720%)
3.08%, 01/30/23 (Call 12/30/22)[a]	13,225	13,147,502
(3 mo. LIBOR US + 0.760%)
2.57%, 05/12/20 (Call 04/12/20)[a]	11,339	11,390,706
(3 mo. LIBOR US + 0.950%)
3.01%, 03/09/22 (Call 02/09/22)[a]	4,133	4,145,730
Capital One N.A.
(3 mo. LIBOR US + 0.765%)
2.85%, 09/13/19 (Call 08/13/19)[a]	24,035	24,176,566
(3 mo. LIBOR US + 0.820%)
2.61%, 08/08/22 (Call 07/08/22)[a]	6,400	6,404,928
(3 mo. LIBOR US + 1.150%)
3.03%, 08/17/18 (Call 07/18/18)[a]	8,870	8,888,538
(3 mo. LIBOR US + 1.150%)
3.51%, 01/30/23 (Call 01/30/22)[a]	5,300	5,360,049
Citibank N.A.
(3 mo. LIBOR US + 0.230%)
2.03%, 11/09/18[a]	2,750	2,751,898
(3 mo. LIBOR US + 0.260%)
2.44%, 09/18/19[a]	6,525	6,527,871

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.300%)
2.66%, 10/20/20[a]	$4,315	$4,314,569
(3 mo. LIBOR US + 0.320%)
2.68%, 05/01/20 (Call 04/01/20)[a]	20,000	20,009,800
(3 mo. LIBOR US + 0.340%)
2.54%, 03/20/19[a]	18,945	18,977,775
(3 mo. LIBOR US + 0.350%)
2.19%, 02/12/21 (Call 01/12/21)[a,c]	22,500	22,506,300
(3 mo. LIBOR US + 0.500%)
2.57%, 06/12/20[a]	12,905	12,961,524
Citigroup Inc.
(3 mo. LIBOR US + 0.690%)
3.06%, 10/27/22 (Call 09/27/22)[a]	14,285	14,296,428
(3 mo. LIBOR US + 0.770%)
3.10%, 04/08/19[a,c]	1,850	1,858,695
(3 mo. LIBOR US + 0.790%)
3.13%, 01/10/20 (Call 12/10/19)[a,c]	24,450	24,637,287
(3 mo. LIBOR US + 0.860%)
2.89%, 12/07/18[a,c]	19,102	19,175,543
(3 mo. LIBOR US + 0.880%)
3.24%, 07/30/18[a,c]	24,395	24,436,471
(3 mo. LIBOR US + 0.930%)
2.96%, 06/07/19[a,c]	31,515	31,734,975
(3 mo. LIBOR US + 0.950%)
3.31%, 07/24/23 (Call 07/24/22)[a,c]	5,300	5,358,300
(3 mo. LIBOR US + 0.960%)
3.32%, 04/25/22 (Call 03/25/22)[a,c]	38,098	38,666,803
(3 mo. LIBOR US + 1.070%)
3.12%, 12/08/21 (Call 11/08/21)[a]	21,360	21,712,654
(3 mo. LIBOR US + 1.310%)
3.67%, 10/26/20[a,c]	8,225	8,407,019
(3 mo. LIBOR US + 1.380%)
3.69%, 03/30/21[a,c]	14,672	15,054,206
(3 mo. LIBOR US + 1.700%)
3.54%, 05/15/18[a]	33,901	33,919,646
Series 5
(3 mo. LIBOR US + 1.190%)
2.97%, 08/02/21[a,c]	22,997	23,428,654

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
(3 mo. LIBOR US + 0.540%)
2.56%, 03/02/20 (Call 02/03/20)[a]	$14,605	$14,625,009
(3 mo. LIBOR US + 0.810%)
2.75%, 05/26/22[a]	6,440	6,442,125
Commonwealth Bank of Australia
(3 mo. LIBOR US + 0.400%)
2.58%, 09/18/20[a,b]	1,500	1,503,810
(3 mo. LIBOR US + 0.450%)
2.52%, 03/10/20[a,b]	12,415	12,458,825
(3 mo. LIBOR US + 0.640%)
2.43%, 11/07/19[a,b,c]	16,140	16,232,321
(3 mo. LIBOR US + 0.680%)
2.86%, 09/18/22[a,b,c]	9,025	9,060,739
(3 mo. LIBOR US + 0.700%)
2.77%, 03/10/22[a,b,c]	7,675	7,724,043
(3 mo. LIBOR US + 0.700%)
2.85%, 03/16/23[a,b]	13,800	13,835,466
(3 mo. LIBOR US + 0.790%)
2.57%, 11/02/18[a,b]	17,070	17,125,307
(3 mo. LIBOR US + 0.830%)
2.86%, 09/06/21[a,b,c]	17,018	17,225,449
(3 mo. LIBOR US + 1.060%)
3.18%, 03/15/19[a,b,c]	10,015	10,091,915
Cooperatieve Rabobank UA/NY
(3 mo. LIBOR US + 0.430%)
2.79%, 04/26/21[a]	5,000	5,009,450
(3 mo. LIBOR US + 0.480%)
2.82%, 01/10/23[a]	14,200	14,220,306
(3 mo. LIBOR US + 0.510%)
2.31%, 08/09/19[a]	20,630	20,725,104
(3 mo. LIBOR US + 0.830%)
3.17%, 01/10/22[a]	20,800	21,105,968
Credit Agricole SA/London
(3 mo. LIBOR US + 0.800%)
3.15%, 04/15/19[a,b]	37,360	37,576,688
(3 mo. LIBOR US + 0.970%)
3.04%, 06/10/20[a,b]	2,000	2,027,200
(3 mo. LIBOR US + 1.020%)
3.38%, 04/24/23[a,b]	8,000	8,050,080
(3 mo. LIBOR US + 1.430%)
3.77%, 01/10/22[a,b]	11,500	11,767,145

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd. (3 mo. LIBOR US + 2.290%)
4.65%, 04/16/21[a,c]	$10,825	$11,355,533
Danske Bank A/S
(3 mo. LIBOR US + 0.510%)
2.53%, 03/02/20[a,b]	4,300	4,315,179
(3 mo. LIBOR US + 0.580%)
2.61%, 09/06/19[a,b,c]	11,680	11,731,626
DBS Group Holdings Ltd.
(3 mo. LIBOR US + 0.490%)
2.54%, 06/08/20[a,b]	20,700	20,735,190
(3 mo. LIBOR US + 0.500%)
2.85%, 07/16/19[a,b,c]	5,365	5,373,477
(3 mo. LIBOR US + 0.620%)
2.98%, 07/25/22[a,b]	1,700	1,706,868
Deutsche Bank AG
(3 mo. LIBOR US + 1.310%)
3.19%, 08/20/20[a]	9,385	9,465,429
(3 mo. LIBOR US + 1.450%)
3.81%, 01/18/19[a]	31,815	32,019,252
(3 mo. LIBOR US + 1.910%)
3.72%, 05/10/19[a]	22,922	23,208,296
Deutsche Bank AG/New York NY
(3 mo. LIBOR US + 0.815%)
3.18%, 01/22/21[a]	14,500	14,430,690
(3 mo. LIBOR US + 0.970%)
3.31%, 07/13/20[a,c]	15,265	15,325,144
(3 mo. LIBOR US + 1.190%)
3.04%, 11/16/22[a]	15,018	15,020,253
(3 mo. LIBOR US + 1.230%)
3.19%, 02/27/23[a]	21,635	21,639,543
Dexia Credit Local SA/New York NY (3 mo. LIBOR US + 0.200%)
2.22%, 06/05/18[a,b]	7,730	7,731,082
DNB Bank ASA (3 mo. LIBOR US + 0.370%)
2.68%, 10/02/20[a,b]	6,175	6,189,758
Fifth Third Bank/Cincinnati OH (3 mo. LIBOR US + 0.250%)
2.61%, 10/30/20 (Call 09/30/20)[a]	2,010	2,006,724

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
(3 mo. LIBOR US + 0.730%)
3.02%, 12/27/20 (Call 12/27/19)[a,c]	$20,560	$20,654,987
(3 mo. LIBOR US + 0.750%)
2.56%, 02/23/23[a,c]	38,546	38,553,709
(3 mo. LIBOR US + 0.780%)
3.14%, 10/31/22 (Call 10/31/21)[a]	14,831	14,872,378
(3 mo. LIBOR US + 0.800%)
2.89%, 12/13/19[a,c]	15,750	15,866,235
(3 mo. LIBOR US + 1.000%)
3.36%, 07/24/23 (Call 07/24/22)[a]	5,000	5,045,100
(3 mo. LIBOR US + 1.020%)
3.38%, 10/23/19[a]	12,015	12,136,952
(3 mo. LIBOR US + 1.040%)
3.40%, 04/25/19[a,c]	17,035	17,158,163
(3 mo. LIBOR US + 1.100%)
2.94%, 11/15/18[a]	59,285	59,560,082
(3 mo. LIBOR US + 1.110%)
3.47%, 04/26/22 (Call 04/26/21)[a,c]	53,295	53,948,930
(3 mo. LIBOR US + 1.160%)
3.52%, 04/23/20 (Call 03/23/20)[a]	24,388	24,749,430
(3 mo. LIBOR US + 1.170%)
3.01%, 11/15/21 (Call 11/15/20)[a,c]	26,780	27,164,025
(3 mo. LIBOR US + 1.200%)
3.32%, 09/15/20 (Call 08/15/20)[a]	22,009	22,396,578
(3 mo. LIBOR US + 1.360%)
3.72%, 04/23/21 (Call 03/23/21)[a]	17,790	18,206,998
(3 mo. LIBOR US + 1.770%)
3.71%, 02/25/21[a,c]	14,270	14,761,173
HSBC Bank PLC (3 mo. LIBOR US + 0.640%)
2.48%, 05/15/18[a,b]	8,350	8,351,670
HSBC Holdings PLC
(3 mo. LIBOR US + 1.500%)
3.82%, 01/05/22[a,c]	35,735	36,953,206
(3 mo. LIBOR US + 1.660%)
3.60%, 05/25/21[a]	24,995	25,897,569
(3 mo. LIBOR US + 2.240%)
4.29%, 03/08/21[a,c]	16,860	17,710,924

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
HSBC USA Inc.
(3 mo. LIBOR US + 0.610%)
2.43%, 11/13/19[a]	$4,400	$4,420,680
(3 mo. LIBOR US + 0.880%)
3.17%, 09/24/18[a]	2,450	2,457,497
Huntington National Bank (The) (3 mo. LIBOR US + 0.510%)
2.58%, 03/10/20[a]	950	951,311
Industrial & Commercial Bank of China Ltd./New York (3 mo. LIBOR US + 0.750%)
2.54%, 11/08/20[a]	1,000	1,000,330
ING Bank NV
(3 mo. LIBOR US + 0.690%)
3.00%, 10/01/19[a,b]	19,670	19,786,643
(3 mo. LIBOR US + 0.780%)
2.66%, 08/17/18[a,b]	10,150	10,168,778
(3 mo. LIBOR US + 1.130%)
3.38%, 03/22/19[a,b]	9,850	9,934,612
ING Groep NV (3 mo. LIBOR US + 1.150%)
3.45%, 03/29/22[a]	15,086	15,402,806
JPMorgan Chase & Co.
2.40%, 06/07/21 (Call 05/07/21)[c]	15,030	14,617,727
(3 mo. LIBOR US + 0.550%)
2.61%, 03/09/21 (Call 03/09/20)[a,c]	27,505	27,597,967
(3 mo. LIBOR US + 0.630%)
2.99%, 01/28/19[a,c]	24,090	24,175,279
(3 mo. LIBOR US + 0.680%)
2.69%, 06/01/21 (Call 06/01/20)[a]	21,978	22,114,703
(3 mo. LIBOR US + 0.730%)
3.09%, 04/23/24 (Call 04/23/23)[a]	10,000	10,003,400
(3 mo. LIBOR US + 0.840%)
3.09%, 03/22/19 (Call 02/22/19)[a,c]	20,500	20,618,285
(3 mo. LIBOR US + 0.900%)
3.26%, 04/25/23 (Call 04/25/22)[a]	15,000	15,176,550
(3 mo. LIBOR US + 0.955%)
3.32%, 01/23/20[a,c]	26,170	26,491,629
(3 mo. LIBOR US + 1.000%)
3.35%, 01/15/23 (Call 01/15/22)[a,c]	11,368	11,522,377

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.100%)
3.13%, 06/07/21 (Call 05/07/21)[a]	$18,965	$19,361,937
(3 mo. LIBOR US + 1.205%)
3.56%, 10/29/20 (Call 09/29/20)[a,c]	18,920	19,324,888
(3 mo. LIBOR US + 1.480%)
3.49%, 03/01/21 (Call 02/01/21)[a,c]	15,473	15,939,047
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)[a,c,d]	10,000	9,915,100
(3 mo. LIBOR US + 0.250%)
2.07%, 02/13/20 (Call 02/13/19)[a,c]	3,050	3,051,312
(3 mo. LIBOR US + 0.290%)
2.06%, 02/01/21 (Call 02/01/20)[a]	22,215	22,227,218
(3 mo. LIBOR US + 0.340%)
2.70%, 04/26/21 (Call 04/26/20)[a]	10,000	10,007,400
(3 mo. LIBOR US + 0.450%)
2.67%, 09/21/18 (Call 08/21/18)[a]	10,370	10,383,585
(3 mo. LIBOR US + 0.590%)
2.86%, 09/23/19 (Call 08/23/19)[a]	11,900	11,970,448
Korea Development Bank (The)
(3 mo. LIBOR US + 0.450%)
2.41%, 02/27/20[a]	5,350	5,339,621
(3 mo. LIBOR US + 0.675%)
2.85%, 09/19/20[a]	20,000	20,045,000
(3 mo. LIBOR US + 0.705%)
2.66%, 02/27/22[a]	11,900	11,888,338
(3 mo. LIBOR US + 0.725%)
3.05%, 07/06/22[a]	5,000	4,998,500
Landwirtschaftliche Rentenbank
(3 mo. LIBOR US + 0.250%)
2.27%, 06/03/21[a,b,c]	20,800	20,945,808
(3 mo. LIBOR US + 0.350%)
2.23%, 02/19/21[a,b]	15,360	15,504,230
Macquarie Bank Ltd.
(3 mo. LIBOR US + 0.350%)
2.66%, 04/04/19[a,b]	590	590,212
(3 mo. LIBOR US + 1.120%)
3.48%, 07/29/20[a,b]	7,790	7,903,656
(3 mo. LIBOR US + 1.180%)
3.53%, 01/15/19[a,b,c]	7,895	7,946,475

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Macquarie Group Ltd. (3 mo. LIBOR US + 1.350%)
3.64%, 03/27/24 (Call 03/27/23)[a,b]	$7,000	$7,136,290
Manufacturers & Traders Trust Co. (3 mo. LIBOR US + 0.270%)
2.63%, 01/25/21[a]	12,750	12,744,645
Mitsubishi UFJ Financial Group Inc.
(3 mo. LIBOR US + 0.740%)
2.70%, 03/02/23[a,c]	24,025	24,098,516
(3 mo. LIBOR US + 0.790%)
3.15%, 07/25/22[a]	21,526	21,668,072
(3 mo. LIBOR US + 0.920%)
2.82%, 02/22/22[a]	20,739	20,972,729
(3 mo. LIBOR US + 1.060%)
3.15%, 09/13/21[a,c]	17,946	18,237,264
(3 mo. LIBOR US + 1.880%)
3.89%, 03/01/21[a,c]	8,175	8,471,180
Mizuho Bank Ltd. (3 mo. LIBOR US + 1.190%)
3.55%, 10/20/18[a,b,c]	10,860	10,911,476
Mizuho Financial Group Inc.
(3 mo. LIBOR US + 0.790%)
2.81%, 03/05/23[a]	27,750	27,828,255
(3 mo. LIBOR US + 0.880%)
2.95%, 09/11/22[a]	19,130	19,317,283
(3 mo. LIBOR US + 0.940%)
2.92%, 02/28/22[a,c]	35,113	35,581,407
(3 mo. LIBOR US + 1.140%)
3.23%, 09/13/21[a,c]	11,921	12,110,305
(3 mo. LIBOR US + 1.480%)
3.82%, 04/12/21[a,b,c]	8,510	8,714,836
Morgan Stanley
(3 mo. LIBOR US + 0.550%)
2.29%, 02/10/21 (Call 02/10/20)[a,c]	29,541	29,617,216
(3 mo. LIBOR US + 0.740%)
3.10%, 07/23/19[a,c]	25,717	25,858,443
(3 mo. LIBOR US + 0.850%)
3.21%, 01/24/19[a]	35,807	35,979,948
(3 mo. LIBOR US + 0.930%)
3.29%, 07/22/22 (Call 07/22/21)[a]	57,200	57,857,228
(3 mo. LIBOR US + 0.980%)
3.13%, 06/16/20[a]	16,070	16,271,678

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.140%)
3.51%, 01/27/20[a]	$16,871	$17,103,482
(3 mo. LIBOR US + 1.180%)
3.54%, 01/20/22 (Call 01/20/21)[a]	56,380	57,244,305
(3 mo. LIBOR US + 1.375%)
3.15%, 02/01/19[a]	24,850	25,066,443
(3 mo. LIBOR US + 1.400%)
3.76%, 04/21/21[a,c]	24,084	24,752,572
3.76%, 10/24/23 (Call 10/24/22)[a,c]	1,500	1,540,365
Series 3NC2
(3 mo. LIBOR US + 0.800%)
2.63%, 02/14/20 (Call 02/14/19)[a,c]	61,980	62,200,029
MUFG Bank Ltd. (3 mo. LIBOR US + 1.020%)
3.13%, 09/14/18[a,b]	6,150	6,168,081
National Australia Bank Ltd.
(3 mo. LIBOR US + 0.350%)
2.69%, 01/12/21[a,b]	12,415	12,416,366
(3 mo. LIBOR US + 0.510%)
2.41%, 05/22/20[a,b]	22,355	22,462,080
(3 mo. LIBOR US + 0.600%)
2.94%, 04/12/23[a,b]	21,000	20,989,500
(3 mo. LIBOR US + 0.640%)
3.00%, 07/23/18[a,b]	7,950	7,960,574
(3 mo. LIBOR US + 0.720%)
2.62%, 05/22/22[a,b]	16,225	16,345,714
(3 mo. LIBOR US + 0.780%)
3.13%, 01/14/19[a,b]	9,630	9,672,565
(3 mo. LIBOR US + 0.890%)
3.23%, 01/10/22[a,b]	12,975	13,162,748
(3 mo. LIBOR US + 1.000%)
3.34%, 07/12/21[a,b]	8,865	9,027,584
National Bank of Canada
(3 mo. LIBOR US + 0.330%)
2.11%, 11/02/20[a]	5,000	4,999,950
(3 mo. LIBOR US + 0.560%)
2.63%, 06/12/20 (Call 05/12/20)[a]	19,875	19,990,076
(3 mo. LIBOR US + 0.600%)
2.95%, 01/17/20[a,c]	3,175	3,194,939
(3 mo. LIBOR US + 0.840%)
2.95%, 12/14/18[a]	6,125	6,150,051

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Nederlandse Waterschapsbank NV
(3 mo. LIBOR US + 0.020%)
1.81%, 08/09/19[a,b]	$41,000	$41,002,460
(3 mo. LIBOR US + 0.030%)
1.97%, 02/24/20[a,b]	3,750	3,749,513
Nordea Bank AB
(3 mo. LIBOR US + 0.470%)
2.45%, 05/29/20[a,b]	18,355	18,431,173
(3 mo. LIBOR US + 0.840%)
3.02%, 09/17/18[a,b]	9,090	9,115,997
(3 mo. LIBOR US + 0.990%)
2.95%, 05/27/21[a,b]	4,450	4,525,250
Oesterreichische Kontrollbank AG (3 mo. LIBOR US + 0.160%)
1.95%, 11/04/19[a,c]	8,880	8,897,849
PNC Bank N.A.
(3 mo. LIBOR US + 0.250%)
2.61%, 01/22/21[a,e]	3,300	3,299,868
(3 mo. LIBOR US + 0.360%)
2.24%, 05/19/20[a,e]	9,395	9,428,634
(3 mo. LIBOR US + 0.400%)
2.43%, 12/07/18[a,e]	6,870	6,882,710
(3 mo. LIBOR US + 0.420%)
2.43%, 06/01/18[a,e]	15,605	15,608,589
(3 mo. LIBOR US + 0.500%)
2.87%, 07/27/22[a,c,e]	17,100	17,199,864
Regions Bank/Birmingham AL (3 mo. LIBOR US + 0.380%)
2.69%, 04/01/21 (Call 03/01/21)[a]	12,885	12,875,594
Royal Bank of Canada
(3 mo. LIBOR US + 0.240%)
2.22%, 08/29/19[a,c]	8,200	8,204,838
2.60%, 10/26/20[a,c]	17,068	17,052,468
(3 mo. LIBOR US + 0.380%)
2.40%, 03/02/20[a]	11,883	11,916,035
(3 mo. LIBOR US + 0.390%)
2.75%, 04/30/21[a]	10,000	10,012,600
(3 mo. LIBOR US + 0.450%)
2.79%, 01/10/19[a,c]	1,850	1,854,126
(3 mo. LIBOR US + 0.480%)
2.84%, 07/29/19[a,c]	6,143	6,165,545
(3 mo. LIBOR US + 0.520%)
2.55%, 03/06/20[a,c]	17,780	17,874,412

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.530%)
2.65%, 03/15/19[a,c]	$16,627	$16,679,708
(3 mo. LIBOR US + 0.540%)
2.90%, 07/30/18[a]	3,700	3,703,811
(3 mo. LIBOR US + 0.710%)
3.06%, 04/15/19[a,c]	3,265	3,281,978
(3 mo. LIBOR US + 0.730%)
2.50%, 02/01/22[a,c]	35,300	35,677,357
Santander UK PLC
(3 mo. LIBOR US + 0.300%)
2.09%, 11/03/20[a,c]	8,305	8,294,951
(3 mo. LIBOR US + 1.480%)
3.59%, 03/14/19[a,c]	9,525	9,625,584
Skandinaviska Enskilda Banken AB (3 mo. LIBOR US + 0.570%)
2.66%, 09/13/19[a,b]	14,380	14,451,181
Standard Chartered PLC (3 mo. LIBOR US + 1.130%)
3.01%, 08/19/19[a,b]	16,600	16,760,356
State Street Corp. (3 mo. LIBOR US + 0.900%)
2.78%, 08/18/20[a]	11,033	11,218,134
Sumitomo Mitsui Banking Corp.
(3 mo. LIBOR US + 0.310%)
2.67%, 10/18/19[a,c]	5,685	5,686,592
(3 mo. LIBOR US + 0.350%)
2.70%, 01/17/20[a,c]	17,390	17,403,216
(3 mo. LIBOR US + 0.540%)
2.88%, 01/11/19[a]	12,863	12,893,871
(3 mo. LIBOR US + 0.670%)
3.03%, 10/19/18[a]	11,380	11,412,774
(3 mo. LIBOR US + 0.740%)
3.10%, 07/23/18[a]	19,435	19,459,294
(3 mo. LIBOR US + 0.940%)
3.30%, 01/18/19[a]	10,490	10,544,863
Sumitomo Mitsui Financial Group Inc.
(3 mo. LIBOR US + 0.740%)
3.09%, 01/17/23[a,c]	8,301	8,319,843
3.10%, 10/18/22[a]	18,763	18,812,159
(3 mo. LIBOR US + 0.780%)
3.12%, 07/12/22[a]	14,510	14,577,326
(3 mo. LIBOR US + 1.110%)
3.46%, 07/14/21[a]	15,060	15,303,520

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.140%)
3.50%, 10/19/21[a]	$15,200	$15,457,640
(3 mo. LIBOR US + 1.680%)
3.74%, 03/09/21[a,c]	14,625	15,142,286
Sumitomo Mitsui Trust Bank Ltd.
(3 mo. LIBOR US + 0.440%)
2.62%, 09/19/19[a,b]	900	901,305
(3 mo. LIBOR US + 0.510%)
2.54%, 03/06/19[a,b,c]	19,831	19,870,265
(3 mo. LIBOR US + 0.910%)
3.27%, 10/18/19[a,b]	500	503,820
SunTrust Bank/Atlanta GA (3 mo. LIBOR US + 0.530%)
2.89%, 01/31/20 (Call 12/31/19)[a]	16,045	16,132,445
Svenska Handelsbanken AB
2.21%, 02/12/19	1,000	1,001,011
(3 mo. LIBOR US + 0.360%)
2.41%, 09/08/20[a]	15,014	15,051,385
(3 mo. LIBOR US + 0.490%)
2.52%, 09/06/19[a]	21,835	21,919,938
2.67%, 06/17/19[a]	7,300	7,326,353
Swedbank AB (3 mo. LIBOR US + 0.700%)
2.81%, 03/14/22[a,b]	8,650	8,745,583
Synchrony Bank (3 mo. LIBOR US + 0.625%)
2.93%, 03/30/20[a,c]	20,728	20,789,562
Toronto-Dominion Bank (The)
(3 mo. LIBOR US + 0.150%)
2.51%, 10/24/19[a,c]	15,825	15,816,929
(3 mo. LIBOR US + 0.240%)
2.60%, 01/25/21[a]	11,740	11,727,086
(3 mo. LIBOR US + 0.420%)
2.78%, 01/18/19[a]	10,810	10,833,674
(3 mo. LIBOR US + 0.440%)
2.75%, 07/02/19[a,c]	15,347	15,400,561
(3 mo. LIBOR US + 0.540%)
2.90%, 07/23/18[a,c]	5,445	5,450,881
(3 mo. LIBOR US + 0.560%)
2.35%, 11/05/19[a,c]	12,446	12,515,822
(3 mo. LIBOR US + 0.840%)
3.20%, 01/22/19[a,c]	7,585	7,624,442
(3 mo. LIBOR US + 0.930%)
3.04%, 12/14/20[a,c]	2,440	2,481,553

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.000%)
3.33%, 04/07/21[a,c]	$18,910	$19,319,969
U.S. Bancorp. (3 mo. LIBOR US + 0.490%)
2.33%, 11/15/18 (Call 10/15/18)[a,c]	12,978	12,991,627
U.S. Bank N.A./Cincinnati OH
(3 mo. LIBOR US + 0.120%)
1.95%, 03/14/19 (Call 02/14/19)[a]	385	385,131
(3 mo. LIBOR US + 0.140%)
2.50%, 10/23/20 (Call 09/23/20)[a]	1,775	1,769,746
(3 mo. LIBOR US + 0.150%)
2.09%, 05/24/19 (Call 04/24/19)[a,c]	2,625	2,625,893
(3 mo. LIBOR US + 0.320%)
2.68%, 01/24/20 (Call 12/24/19)[a]	23,050	23,058,528
(3 mo. LIBOR US + 0.480%)
2.84%, 10/28/19 (Call 09/28/19)[a,c]	9,590	9,632,676
UBS AG/London
(3 mo. LIBOR US + 0.480%)
2.49%, 12/01/20 (Call 11/01/20)[a,b,c]	16,905	16,937,627
(3 mo. LIBOR US + 0.580%)
2.63%, 06/08/20 (Call 05/08/20)[a,b,c]	6,240	6,266,894
UBS AG/Stamford CT (3 mo. LIBOR US + 0.640%)
2.47%, 08/14/19[a,c]	12,480	12,536,909
UBS Group Funding Switzerland AG
(3 mo. LIBOR US + 0.950%)
2.79%, 08/15/23 (Call 08/15/22)[a,b]	17,500	17,621,975
(3 mo. LIBOR US + 1.530%)
3.30%, 02/01/22[a,b]	24,200	24,971,738
(3 mo. LIBOR US + 1.780%)
4.13%, 04/14/21[a,b]	30,880	31,977,475
Wells Fargo & Co.
(3 mo. LIBOR US + 0.400%)
2.51%, 09/14/18[a,c]	11,150	11,162,934
(3 mo. LIBOR US + 0.460%)
2.82%, 04/22/19[a,c]	24,718	24,764,470

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.880%)
3.24%, 07/22/20[a]	$17,940	$18,136,264
(3 mo. LIBOR US + 0.930%)
2.74%, 02/11/22 (Call 02/11/21)[a,c]	41,428	41,797,952
(3 mo. LIBOR US + 1.010%)
3.04%, 12/07/20[a,c]	11,065	11,232,856
(3 mo. LIBOR US + 1.025%)
3.39%, 07/26/21[a]	21,870	22,251,194
(3 mo. LIBOR US + 1.110%)
3.47%, 01/24/23 (Call 01/24/22)[a,c]	2,738	2,775,894
(3 mo. LIBOR US + 1.340%)
3.36%, 03/04/21[a]	36,189	37,086,125
Series N
(3 mo. LIBOR US + 0.680%)
3.04%, 01/30/20[a,c]	14,535	14,617,559
Wells Fargo Bank N.A.
(3 mo. LIBOR US + 0.230%)
2.58%, 01/15/20[a]	12,470	12,473,616
(3 mo. LIBOR US + 0.310%)
2.66%, 01/15/21[a,c]	14,550	14,537,341
(3 mo. LIBOR US + 0.500%)
2.48%, 11/28/18[a]	7,750	7,768,988
(3 mo. LIBOR US + 0.600%)
2.54%, 05/24/19[a]	25,990	26,097,599
(3 mo. LIBOR US + 0.650%)
2.68%, 12/06/19[a,c]	13,400	13,489,780
Westpac Banking Corp.
(3 mo. LIBOR US + 0.340%)
2.70%, 01/25/21[a]	10,618	10,623,203
(3 mo. LIBOR US + 0.430%)
2.37%, 05/25/18[a]	17,971	17,975,493
2.46%, 03/06/20[a]	18,445	18,500,335
(3 mo. LIBOR US + 0.560%)
2.44%, 08/19/19[a]	12,590	12,643,508
(3 mo. LIBOR US + 0.570%)
2.91%, 01/11/23[a,c]	11,793	11,776,490
(3 mo. LIBOR US + 0.710%)
2.53%, 05/13/19[a,c]	3,550	3,568,318
3.00%, 06/28/22[a]	7,030	7,082,725
(3 mo. LIBOR US + 0.740%)
2.66%, 11/23/18[a,c]	19,225	19,289,404
3.10%, 07/30/18[a]	13,582	13,602,373

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.850%)
2.73%, 08/19/21[a]	$6,868	$6,966,693
3.19%, 01/11/22[a]	12,275	12,429,788

		4,640,733,308
BEVERAGES — 0.52%
Anheuser-Busch InBev Finance Inc.
(3 mo. LIBOR US + 0.400%)
2.17%, 02/01/19[a]	1,675	1,678,635
(3 mo. LIBOR US + 1.260%)
3.03%, 02/01/21[a,c]	6,105	6,281,617
Anheuser-Busch InBev Worldwide Inc.
(3 mo. LIBOR US + 0.690%)
2.46%, 08/01/18[a]	12,580	12,598,367
Series 5
(3 mo. LIBOR US + 0.740%)
3.05%, 01/12/24[a]	5,000	5,056,300
PepsiCo Inc.
(3 mo. LIBOR US + 0.040%)
1.82%, 05/02/19[a]	16,870	16,868,988
(3 mo. LIBOR US + 0.365%)
2.14%, 05/02/22[a,c]	3,857	3,877,596
(3 mo. LIBOR US + 0.590%)
2.49%, 02/22/19[a,c]	1,650	1,657,392

		48,018,895
BIOTECHNOLOGY — 0.79%
Amgen Inc.
(3 mo. LIBOR US + 0.320%)
2.13%, 05/10/19[a,c]	19,045	19,079,091
(3 mo. LIBOR US + 0.450%)
2.26%, 05/11/20[a,c]	14,125	14,168,929
(3 mo. LIBOR US + 0.600%)
2.50%, 05/22/19[a]	1,505	1,511,998
Baxalta Inc. (3 mo. LIBOR US + 0.780%)
3.03%, 06/22/18[a]	18,325	18,340,026
Gilead Sciences Inc. (3 mo. LIBOR US + 0.250%)
2.45%, 09/20/19[a,c]	18,785	18,809,608

		71,909,652
BUILDING MATERIALS — 0.21%
Martin Marietta Materials Inc.
(3 mo. LIBOR US + 0.500%)
2.70%, 12/20/19[a,c]	8,050	8,071,413

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.650%)
2.55%, 05/22/20[a]	$2,407	$2,415,930
Vulcan Materials Co. (3 mo. LIBOR US + 0.650%)
2.57%, 03/01/21[a]	8,825	8,839,561

		19,326,904
CHEMICALS — 0.09%
EI du Pont de Nemours & Co. (3 mo. LIBOR US + 0.530%)
2.30%, 05/01/20[a,c]	8,410	8,433,969

		8,433,969
COMMERCIAL SERVICES — 0.23%
Korea Expressway Corp. (3 mo. LIBOR US + 0.700%)
3.06%, 04/20/20[a,f]	200	200,176
Moody’s Corp. (3 mo. LIBOR US + 0.350%)
2.37%, 09/04/18[a]	20,565	20,578,162

		20,778,338
COMPUTERS — 3.33%
Apple Inc.
(3 mo. LIBOR US + 0.070%)
1.88%, 05/11/20[a,c]	10,850	10,845,118
(3 mo. LIBOR US + 0.080%)
1.87%, 02/08/19[a]	6,305	6,307,207
(3 mo. LIBOR US + 0.140%)
1.93%, 08/02/19[a]	16,485	16,501,485
(3 mo. LIBOR US + 0.200%)
1.99%, 02/07/20[a,c]	18,965	19,021,705
(3 mo. LIBOR US + 0.250%)
2.04%, 05/03/18[a]	41,583	41,583,000
2.05%, 02/07/20[a]	9,850	9,882,899
(3 mo. LIBOR US + 0.300%)
2.09%, 05/06/19[a,c]	25,253	25,318,153
2.12%, 05/06/20[a,c]	7,075	7,103,300
(3 mo. LIBOR US + 0.350%)
2.16%, 05/11/22[a]	22,840	23,011,985
(3 mo. LIBOR US + 0.500%)
2.30%, 02/09/22[a,c]	21,076	21,350,410
(3 mo. LIBOR US + 0.820%)
2.74%, 02/22/19[a,c]	15,230	15,327,624
(3 mo. LIBOR US + 1.130%)
3.05%, 02/23/21[a,c]	8,590	8,812,996

Security	Principal (000s)	Value
DXC Technology Co. (3 mo. LIBOR US + 0.950%)
2.96%, 03/01/21 (Call 08/20/18)[a]	$7,220	$7,251,768
IBM Credit LLC
(3 mo. LIBOR US + 0.150%)
2.18%, 09/06/19[a]	6,030	6,037,598
(3 mo. LIBOR US + 0.160%)
1.95%, 02/05/21[a]	17,950	17,973,335
(3 mo. LIBOR US + 0.260%)
2.62%, 01/20/21[a,c]	19,560	19,640,000
International Business Machines Corp.
(3 mo. LIBOR US + 0.230%)
2.60%, 01/27/20[a]	24,960	25,020,653
(3 mo. LIBOR US + 0.370%)
2.18%, 02/12/19[a]	19,098	19,146,891
(3 mo. LIBOR US + 0.580%)
2.37%, 11/06/21[a,c]	4,000	4,043,520

		304,179,647
COSMETICS & PERSONAL CARE — 0.04%
Procter & Gamble Co. (The) (3 mo. LIBOR US + 0.270%)
2.04%, 11/01/19[a]	3,871	3,883,929

		3,883,929
DIVERSIFIED FINANCIAL SERVICES — 1.95%
American Express Co.
(3 mo. LIBOR US + 0.330%)
2.69%, 10/30/20 (Call 09/29/20)[a]	4,004	4,006,202
(3 mo. LIBOR US + 0.590%)
2.49%, 05/22/18[a]	20,393	20,398,710
(3 mo. LIBOR US + 0.610%)
2.38%, 08/01/22 (Call 07/01/22)[a,c]	9,050	9,053,801
(3 mo. LIBOR US + 0.650%)
2.61%, 02/27/23 (Call 01/27/23)[a]	7,575	7,575,227
American Express Credit Corp.
(3 mo. LIBOR US + 0.330%)
2.12%, 05/03/19 (Call 04/03/19)[a]	13,685	13,701,696
(3 mo. LIBOR US + 0.430%)
2.45%, 03/03/20 (Call 02/03/20)[a,c]	14,470	14,516,304
(3 mo. LIBOR US + 0.490%)
2.33%, 08/15/19[a,c]	25,040	25,132,398

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.550%)
2.73%, 03/18/19[a,c]	$27,740	$27,839,586
(3 mo. LIBOR US + 0.570%)
2.93%, 10/30/19 (Call 09/30/19)[a,c]	4,000	4,020,760
(3 mo. LIBOR US + 0.610%)
2.97%, 07/31/18 (Call 06/30/18)[a]	16,285	16,298,191
(3 mo. LIBOR US + 0.700%)
2.72%, 03/03/22 (Call 02/03/22)[a]	4,661	4,696,051
(3 mo. LIBOR US + 0.730%)
2.67%, 05/26/20 (Call 04/25/20)[a]	6,832	6,889,525
Series F
(3 mo. LIBOR US + 1.050%)
3.16%, 09/14/20 (Call 08/14/20)[a,c]	8,265	8,403,439
ICBCIL Finance Co. Ltd. (3 mo. LIBOR US + 1.670%)
3.49%, 11/13/18[a,f]	2,500	2,512,625
Nasdaq Inc. (3 mo. LIBOR US + 0.390%)
2.64%, 03/22/19[a,c]	3,950	3,956,083
National Rural Utilities Cooperative Finance Corp. (3 mo. LIBOR US + 0.200%)
2.52%, 04/05/19[a]	3,750	3,755,025
Protective Life Global Funding (3 mo. LIBOR US + 0.550%)
2.60%, 06/08/18[a,b]	1,050	1,050,451
USAA Capital Corp. (3 mo. LIBOR US + 0.230%)
2.00%, 02/01/19[a,b]	4,370	4,373,846

		178,179,920
ELECTRIC — 1.18%
Dominion Energy Inc. (3 mo. LIBOR US + 0.550%)
2.56%, 06/01/19[a,b]	7,900	7,933,654
Duke Energy Progress LLC (3 mo. LIBOR US + 0.180%)
2.23%, 09/08/20[a]	5,305	5,312,533
Florida Power & Light Co. (3 mo. LIBOR US + 0.280%)
2.07%, 11/06/20 (Call 05/11/18)[a,c]	950	949,601

Security	Principal (000s)	Value
Sempra Energy
(3 mo. LIBOR US + 0.250%)
2.60%, 07/15/19[a]	$16,293	$16,316,299
(3 mo. LIBOR US + 0.450%)
2.57%, 03/15/21[a,c]	8,053	8,072,649
(3 mo. LIBOR US + 0.500%)
2.85%, 01/15/21 (Call 01/14/19)[a]	17,542	17,564,454
Southern Co. (The) (3 mo. LIBOR US + 0.700%)
3.01%, 09/30/20 (Call 09/30/19)[a,b]	7,215	7,263,196
Southern Power Co. (3 mo. LIBOR US + 0.550%)
2.75%, 12/20/20 (Call 12/20/18)[a,b]	44,870	44,869,103

		108,281,489
ELECTRONICS — 0.04%
Honeywell International Inc. (3 mo. LIBOR US + 0.040%)
2.40%, 10/30/19[a,c]	3,455	3,453,964

		3,453,964
FOOD — 1.70%
Campbell Soup Co.
(3 mo. LIBOR US + 0.500%)
2.65%, 03/16/20[a,c]	11,925	11,954,813
(3 mo. LIBOR US + 0.630%)
2.78%, 03/15/21[a]	20,175	20,279,305
Conagra Brands Inc. (3 mo. LIBOR US + 0.500%)
2.83%, 10/09/20[a]	10,625	10,636,900
General Mills Inc.
(3 mo. LIBOR US + 0.540%)
2.89%, 04/16/21[a]	14,250	14,313,840
(3 mo. LIBOR US + 1.010%)
3.36%, 10/17/23[a]	5,000	5,055,950
Kraft Heinz Foods Co.
(3 mo. LIBOR US + 0.420%)
2.22%, 08/09/19[a,c]	9,590	9,602,851
(3 mo. LIBOR US + 0.570%)
2.38%, 02/10/21[a]	11,950	11,952,988
(3 mo. LIBOR US + 0.820%)
2.63%, 08/10/22[a,c]	14,465	14,600,392

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Mondelez International Holdings Netherlands BV (3 mo. LIBOR US + 0.610%)
2.97%, 10/28/19[a,b]	$17,740	$17,812,202
Mondelez International Inc. (3 mo. LIBOR US + 0.520%)
2.29%, 02/01/19[a]	12,628	12,655,150
Tyson Foods Inc.
(3 mo. LIBOR US + 0.450%)
2.34%, 08/21/20[a]	9,510	9,525,311
2.43%, 05/30/19[a]	12,810	12,829,855
(3 mo. LIBOR US + 0.550%)
2.57%, 06/02/20[a,c]	4,020	4,034,954

		155,254,511
GAS — 0.01%
WGL Holdings Inc. (3 mo. LIBOR US + 0.400%)
2.38%, 11/29/19[a]	1,125	1,125,079

		1,125,079
HEALTH CARE – PRODUCTS — 0.72%
Becton Dickinson and Co.
(3 mo. LIBOR US + 0.875%)
2.94%, 12/29/20 (Call 03/01/19)[a]	19,970	19,981,782
(3 mo. LIBOR US + 1.030%)
3.06%, 06/06/22[a,c]	13,040	13,110,547
Medtronic Inc. (3 mo. LIBOR US + 0.800%)
2.92%, 03/15/20[a]	20,591	20,829,032
Zimmer Biomet Holdings Inc. (3 mo. LIBOR US + 0.750%)
2.93%, 03/19/21 (Call 03/20/19)[a]	12,250	12,275,725

		66,197,086
HEALTH CARE – SERVICES — 0.34%
Roche Holdings Inc. (3 mo. LIBOR US + 0.340%)
2.64%, 09/30/19[a,b,c]	19,490	19,572,638
UnitedHealth Group Inc. (3 mo. LIBOR US + 0.070%)
2.42%, 10/15/20[a]	11,185	11,168,222

		30,740,860
HOUSEHOLD PRODUCTS & WARES — 0.16%
Church & Dwight Co. Inc. (3 mo. LIBOR US + 0.150%)
2.51%, 01/25/19[a]	8,950	8,950,090

Security	Principal (000s)	Value
Reckitt Benckiser Treasury Services PLC (3 mo. LIBOR US + 0.560%)
2.85%, 06/24/22[a,b]	$5,400	$5,385,042

		14,335,132
INSURANCE — 1.91%
Assurant Inc. (3 mo. LIBOR US + 1.250%)
3.54%, 03/26/21 (Call 03/26/19)[a,c]	5,000	5,021,900
Athene Global Funding
(3 mo. LIBOR US + 1.140%)
3.50%, 04/20/20[a,b]	5,480	5,557,378
(3 mo. LIBOR US + 1.230%)
3.54%, 07/01/22[a,b,c]	10,325	10,514,051
Berkshire Hathaway Finance Corp.
(3 mo. LIBOR US + 0.250%)
2.59%, 01/11/19[a,c]	6,323	6,334,192
(3 mo. LIBOR US + 0.320%)
2.66%, 01/10/20[a]	8,654	8,687,231
(3 mo. LIBOR US + 0.690%)
2.81%, 03/15/19[a]	14,472	14,551,741
Jackson National Life Global Funding
(3 mo. LIBOR US + 0.250%)
2.54%, 12/27/18[a,b]	14,030	14,049,782
(3 mo. LIBOR US + 0.730%)
3.02%, 06/27/22[a,b]	14,750	14,948,387
Metropolitan Life Global Funding I
(3 mo. LIBOR US + 0.220%)
2.40%, 09/19/19[a,b]	8,480	8,495,094
(3 mo. LIBOR US + 0.230%)
2.56%, 01/08/21[a,b]	2,500	2,499,275
(3 mo. LIBOR US + 0.340%)
2.45%, 09/14/18[a,b]	7,500	7,508,100
(3 mo. LIBOR US + 0.400%)
2.47%, 06/12/20[a,b,c]	10,590	10,642,209
(3 mo. LIBOR US + 0.430%)
2.61%, 12/19/18[a,b]	14,593	14,628,315
New York Life Global Funding
(3 mo. LIBOR US + 0.100%)
2.46%, 01/21/20[a,b]	10,100	10,098,485
(3 mo. LIBOR US + 0.120%)
2.46%, 04/12/19[a,b]	1,700	1,701,751

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.270%)
2.60%, 04/09/20[a,b,c]	$7,075	$7,092,334
(3 mo. LIBOR US + 0.390%)
2.75%, 10/24/19[a,b]	2,720	2,732,104
(3 mo. LIBOR US + 0.520%)
2.59%, 06/10/22[a,b,c]	7,860	7,888,846
Principal Life Global Funding II (3 mo. LIBOR US + 0.300%)
2.20%, 02/22/19[a,b]	7,750	7,762,400
Prudential Financial Inc. (3 mo. LIBOR US + 0.780%)
2.62%, 08/15/18[a]	13,900	13,925,020

		174,638,595
INTERNET — 0.18%
eBay Inc.
(3 mo. LIBOR US + 0.480%)
2.25%, 08/01/19[a]	10,700	10,721,614
(3 mo. LIBOR US + 0.870%)
3.23%, 01/30/23[a,c]	3,200	3,220,160
Tencent Holdings Ltd. (3 mo. LIBOR US + 0.605%)
2.96%, 01/19/23[a,c,f]	2,400	2,407,944

		16,349,718
MACHINERY — 1.00%
Caterpillar Financial Services Corp.
(3 mo. LIBOR US + 0.130%)
2.14%, 11/29/19[a]	12,580	12,582,768
(3 mo. LIBOR US + 0.180%)
2.21%, 12/06/18[a,c]	7,025	7,029,777
(3 mo. LIBOR US + 0.230%)
2.35%, 03/15/21[a]	9,750	9,758,970
(3 mo. LIBOR US + 0.290%)
2.31%, 09/04/20[a]	11,200	11,245,472
(3 mo. LIBOR US + 0.510%)
2.85%, 01/10/20[a,c]	13,025	13,113,440
John Deere Capital Corp.
(3 mo. LIBOR US + 0.160%)
2.49%, 01/08/21[a]	5,000	5,001,750
(3 mo. LIBOR US + 0.240%)
2.33%, 03/12/21[a,c]	10,965	10,995,373
(3 mo. LIBOR US + 0.290%)
2.54%, 06/22/20[a]	10,625	10,660,806
(3 mo. LIBOR US + 0.300%)
2.39%, 03/13/20[a,c]	5,507	5,524,457

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.480%)
2.53%, 09/08/22[a,c]	$5,395	$5,413,397

		91,326,210
MANUFACTURING — 0.85%
General Electric Co.
(3 mo. LIBOR US + 0.270%)
2.06%, 08/07/18[a]	4,828	4,827,903
(3 mo. LIBOR US + 0.510%)
2.86%, 01/14/19[a]	1,540	1,541,940
(3 mo. LIBOR US + 0.620%)
2.95%, 01/09/20 (Call 12/09/19)[a]	4,026	4,042,064
(3 mo. LIBOR US + 1.000%)
3.12%, 03/15/23[a]	869	876,951
Siemens Financieringsmaatschappij NV
(3 mo. LIBOR US + 0.280%)
2.22%, 05/25/18[a,b]	13,690	13,692,738
(3 mo. LIBOR US + 0.320%)
2.41%, 09/13/19[a,b]	22,790	22,860,421
(3 mo. LIBOR US + 0.340%)
2.49%, 03/16/20[a,b]	14,830	14,891,100
(3 mo. LIBOR US + 0.610%)
2.76%, 03/16/22[a,b]	13,100	13,243,183
Textron Inc. (3 mo. LIBOR US + 0.550%)
2.36%, 11/10/20 (Call 11/12/18)[a]	1,448	1,448,956

		77,425,256
MEDIA — 0.86%
Discovery Communications LLC (3 mo. LIBOR US + 0.710%)
2.91%, 09/20/19[a]	23,948	24,071,093
NBCUniversal Enterprise Inc. (3 mo. LIBOR US + 0.400%)
2.71%, 04/01/21[a,b]	15,975	16,052,159
Walt Disney Co. (The)
(3 mo. LIBOR US + 0.130%)
2.15%, 03/04/20[a,c]	10,198	10,207,586
(3 mo. LIBOR US + 0.190%)
2.21%, 06/05/20[a,c]	6,390	6,404,569
(3 mo. LIBOR US + 0.320%)
2.65%, 01/08/19[a]	4,380	4,389,505
(3 mo. LIBOR US + 0.390%)
2.41%, 03/04/22[a]	17,205	17,302,552

		78,427,464

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
OIL & GAS — 3.24%
BP Capital Markets PLC
(3 mo. LIBOR US + 0.350%)
2.18%, 08/14/18[a,c]	$6,730	$6,735,115
(3 mo. LIBOR US + 0.510%)
2.32%, 05/10/18[a]	3,400	3,400,340
(3 mo. LIBOR US + 0.630%)
2.92%, 09/26/18[a]	9,210	9,233,025
(3 mo. LIBOR US + 0.650%)
2.83%, 09/19/22[a]	13,950	14,107,495
Chevron Corp.
(3 mo. LIBOR US + 0.090%)
2.07%, 02/28/19[a]	4,275	4,276,624
(3 mo. LIBOR US + 0.210%)
2.23%, 03/03/20[a,c]	12,504	12,533,009
(3 mo. LIBOR US + 0.410%)
2.25%, 11/15/19[a,c]	13,017	13,088,984
(3 mo. LIBOR US + 0.480%)
2.50%, 03/03/22[a]	6,542	6,607,747
(3 mo. LIBOR US + 0.500%)
2.35%, 05/16/18[a]	14,638	14,640,928
(3 mo. LIBOR US + 0.510%)
2.36%, 11/16/18[a]	2,800	2,807,140
(3 mo. LIBOR US + 0.530%)
2.55%, 03/03/22[a]	4,806	4,854,877
ConocoPhillips Co. (3 mo. LIBOR US + 0.900%)
2.74%, 05/15/22[a]	13,444	13,708,981
EQT Corp. (3 mo. LIBOR US + 0.770%)
3.08%, 10/01/20 (Call 10/05/18)[a]	22,525	22,570,050
Exxon Mobil Corp.
(3 mo. LIBOR US + 0.150%)
2.27%, 03/15/19[a]	11,719	11,732,946
(3 mo. LIBOR US + 0.370%)
2.40%, 03/06/22[a]	3,730	3,764,726
Petroleos Mexicanos
(3 mo. LIBOR US + 2.020%)
4.38%, 07/18/18[a]	9,910	9,904,252
(3 mo. LIBOR US + 3.650%)
5.72%, 03/11/22[a]	15,700	17,165,909
Phillips 66
(3 mo. LIBOR US + 0.600%)
2.61%, 02/26/21 (Call 03/01/19)[a]	13,425	13,445,137

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.650%)
3.00%, 04/15/19 (Call 05/31/18)[a,b]	$3,480	$3,481,114
(3 mo. LIBOR US + 0.750%)
3.10%, 04/15/20 (Call 05/31/18)[a,b]	3,875	3,876,317
Shell International Finance BV
(3 mo. LIBOR US + 0.350%)
2.42%, 09/12/19[a]	14,126	14,182,363
(3 mo. LIBOR US + 0.450%)
2.26%, 05/11/20[a,c]	19,638	19,767,218
(3 mo. LIBOR US + 0.580%)
2.39%, 11/10/18[a]	14,331	14,368,834
Sinopec Group Overseas Development 2014 Ltd.
(3 mo. LIBOR US + 0.920%)
3.26%, 04/10/19[a,f]	1,000	1,003,320
3.26%, 04/10/19[a,b]	10,930	10,966,288
Statoil ASA
(3 mo. LIBOR US + 0.290%)
2.13%, 05/15/18[a]	10,885	10,885,980
(3 mo. LIBOR US + 0.460%)
2.25%, 11/08/18[a]	25,008	25,056,766
Total Capital International SA (3 mo. LIBOR US + 0.570%)
2.38%, 08/10/18[a]	8,444	8,455,737

		296,621,222
PHARMACEUTICALS — 1.84%
Allergan Funding SCS (3 mo. LIBOR US + 1.255%)
3.33%, 03/12/20[a,c]	24,220	24,483,029
AstraZeneca PLC
(3 mo. LIBOR US + 0.530%)
2.38%, 11/16/18[a]	12,910	12,938,144
(3 mo. LIBOR US + 0.620%)
2.69%, 06/10/22[a]	8,000	8,038,560
Cardinal Health Inc. (3 mo. LIBOR US + 0.770%)
2.89%, 06/15/22[a]	3,534	3,531,809
CVS Health Corp.
(3 mo. LIBOR US + 0.630%)
2.69%, 03/09/20[a]	25,365	25,490,049
(3 mo. LIBOR US + 0.720%)
2.78%, 03/09/21[a,c]	26,250	26,482,838

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Express Scripts Holding Co. (3 mo. LIBOR US + 0.750%)
2.76%, 11/30/20 (Call 12/03/18)[a,c]	$11,645	$11,667,242
Johnson & Johnson (3 mo. LIBOR US + 0.270%)
2.28%, 03/01/19[a]	3,800	3,808,550
Merck & Co. Inc.
(3 mo. LIBOR US + 0.360%)
2.23%, 05/18/18[a,c]	21,936	21,938,413
(3 mo. LIBOR US + 0.375%)
2.19%, 02/10/20[a]	23,454	23,575,726
Pfizer Inc. (3 mo. LIBOR US + 0.300%)
2.42%, 06/15/18[a]	6,630	6,632,984

		168,587,344
PIPELINES — 0.52%
Enbridge Inc.
(3 mo. LIBOR US + 0.400%)
2.74%, 01/10/20[a,c]	8,205	8,207,133
(3 mo. LIBOR US + 0.700%)
2.82%, 06/15/20[a]	21,968	22,074,105
Spectra Energy Partners LP (3 mo. LIBOR US + 0.700%)
2.72%, 06/05/20[a]	16,620	16,749,304
TransCanada PipeLines Ltd. (3 mo. LIBOR US + 0.275%)
2.11%, 11/15/19[a]	240	239,962

		47,270,504
REAL ESTATE INVESTMENT TRUSTS — 0.09%
AvalonBay Communities Inc. (3 mo. LIBOR US + 0.430%)
2.78%, 01/15/21 (Call 11/15/18)[a]	7,800	7,804,134

		7,804,134
RETAIL — 0.76%
Alimentation Couche-Tard Inc. (3 mo. LIBOR US + 0.500%)
2.59%, 12/13/19 (Call 12/13/18)[a,b,c]	1,400	1,401,232
Dollar Tree Inc. (3 mo. LIBOR US + 0.700%)
3.01%, 04/17/20 (Call 04/17/19)[a]	23,000	23,056,580

Security	Principal (000s)	Value
Home Depot Inc. (The) (3 mo. LIBOR US + 0.150%)
2.17%, 06/05/20[a]	$17,739	$17,775,897
Lowe’s Companies Inc. (3 mo. LIBOR US + 0.420%)
2.49%, 09/10/19[a,c]	18,155	18,239,965
Walmart Inc. (3 mo. LIBOR US - 0.030%)
2.30%, 10/09/19[a]	9,025	9,022,654

		69,496,328
SEMICONDUCTORS — 1.06%
Intel Corp.
(3 mo. LIBOR US + 0.080%)
1.89%, 05/11/20[a,c]	30,610	30,637,855
(3 mo. LIBOR US + 0.350%)
2.16%, 05/11/22[a]	19,718	19,878,110
QUALCOMM Inc.
(3 mo. LIBOR US + 0.360%)
2.24%, 05/20/19[a]	21,985	22,103,060
(3 mo. LIBOR US + 0.450%)
2.33%, 05/20/20[a,c]	8,190	8,237,256
(3 mo. LIBOR US + 0.730%)
3.09%, 01/30/23[a]	16,364	16,318,017

		97,174,298
SOFTWARE — 0.22%
Oracle Corp.
(3 mo. LIBOR US + 0.510%)
2.84%, 10/08/19[a,c]	6,593	6,639,085
(3 mo. LIBOR US + 0.580%)
2.93%, 01/15/19[a]	13,421	13,475,355

		20,114,440
TELECOMMUNICATIONS — 2.77%
AT&T Inc.
(3 mo. LIBOR US + 0.650%)
3.00%, 01/15/20[a]	19,092	19,204,834
(3 mo. LIBOR US + 0.670%)
2.74%, 03/11/19[a,c]	21,085	21,169,340
(3 mo. LIBOR US + 0.890%)
2.72%, 02/14/23 (Call 05/23/18)[a,c]	1,903	1,922,734
(3 mo. LIBOR US + 0.910%)
2.87%, 11/27/18[a,c]	9,496	9,535,029

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.930%)
3.23%, 06/30/20[a,c]	$26,482	$26,782,571
(3 mo. LIBOR US + 0.950%)
3.30%, 07/15/21[a,c]	27,602	27,986,772
Cisco Systems Inc.
(3 mo. LIBOR US + 0.310%)
2.43%, 06/15/18[a]	12,343	12,350,035
(3 mo. LIBOR US + 0.340%)
2.54%, 09/20/19[a]	12,530	12,575,108
(3 mo. LIBOR US + 0.500%)
2.51%, 03/01/19[a,c]	11,025	11,069,651
Deutsche Telekom International Finance BV (3 mo. LIBOR US + 0.580%)
2.93%, 01/17/20[a,b]	9,750	9,798,555
Verizon Communications Inc.
(3 mo. LIBOR US + 0.370%)
2.21%, 08/15/19[a,c]	8,480	8,498,826
(3 mo. LIBOR US + 0.550%)
2.45%, 05/22/20[a,c]	45,274	45,521,196
(3 mo. LIBOR US + 0.770%)
2.95%, 06/17/19[a]	8,668	8,729,976
(3 mo. LIBOR US + 1.000%)
3.15%, 03/16/22[a,c]	24,230	24,694,731
(3 mo. LIBOR US + 1.750%)
3.86%, 09/14/18[a]	13,530	13,613,615

		253,452,973
TRANSPORTATION — 0.27%
United Parcel Service Inc.
(3 mo. LIBOR US + 0.150%)
2.46%, 04/01/21[a,c]	10,450	10,464,003
(3 mo. LIBOR US + 0.380%)
2.23%, 05/16/22[a]	12,590	12,648,795
(3 mo. LIBOR US + 0.450%)
2.76%, 04/01/23[a]	2,015	2,020,098

		25,132,896

TOTAL CORPORATE BONDS & NOTES
(Cost: $7,755,050,773)		7,779,153,445

FOREIGN GOVERNMENT OBLIGATIONS[g] — 12.41%

CANADA — 1.04%
Export Development Canada
(3 mo. LIBOR US + 0.010%)
1.83%, 08/13/19[a,b]	27,350	27,354,376

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.130%)
2.05%, 11/23/20[a,b,c]	$21,850	$21,902,658
Province of Quebec Canada
(3 mo. LIBOR US + 0.130%)
2.35%, 09/21/20[a,c]	2,300	2,303,404
(3 mo. LIBOR US + 0.230%)
2.25%, 09/04/18[a]	16,040	16,053,313
(3 mo. LIBOR US + 0.280%)
2.64%, 07/21/19[a,c]	27,175	27,252,449

		94,866,200
FINLAND — 0.31%
Municipality Finance PLC (3 mo. LIBOR US + 0.170%)
1.96%, 02/07/20[a,b]	28,415	28,480,923

		28,480,923
JAPAN — 0.23%
Japan Bank for International Cooperation
(3 mo. LIBOR US + 0.360%)
2.18%, 11/13/18[a]	9,940	9,949,940
(3 mo. LIBOR US + 0.480%)
2.49%, 06/01/20[a]	3,900	3,922,386
(3 mo. LIBOR US + 0.570%)
2.51%, 02/24/20[a]	7,200	7,248,744

		21,121,070
NORWAY — 1.17%
Kommunalbanken AS
(3 mo. LIBOR US + 0.040%)
2.11%, 03/12/21[a,b,c]	33,350	33,355,669
(3 mo. LIBOR US + 0.070%)
2.25%, 03/17/20[a,b]	24,890	24,916,632
(3 mo. LIBOR US + 0.130%)
1.91%, 05/02/19[a,b]	10,160	10,172,497
2.18%, 09/08/21[a,b]	24,060	24,120,391
(3 mo. LIBOR US + 0.330%)
2.48%, 06/16/20[a,b]	14,186	14,276,649

		106,841,838
SOUTH KOREA — 0.59%
Export-Import Bank of Korea
(3 mo. LIBOR US + 0.460%)
2.82%, 10/21/19[a,c]	22,075	22,052,704
(3 mo. LIBOR US + 0.700%)
2.64%, 05/26/19[a,c]	9,710	9,728,061

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.875%)
3.23%, 01/25/22[a]	$19,150	$19,247,665
(3 mo. LIBOR US + 0.925%)
2.70%, 11/01/22[a]	2,685	2,705,245

		53,733,675
SUPRANATIONAL — 8.52%
African Development Bank
(3 mo. LIBOR US + 0.040%)
1.81%, 08/01/18[a]	18,525	18,524,815
(3 mo. LIBOR US + 0.190%)
2.31%, 06/15/20[a,c]	15,700	15,765,155
Asian Development Bank
(3 mo. LIBOR US + 0.010%)
2.13%, 12/15/21[a]	7,134	7,131,146
(3 mo. LIBOR US + 0.010%)
2.35%, 07/10/19[a,c]	16,285	16,292,980
(3 mo. LIBOR US + 0.050%)
2.20%, 03/16/21[a,c]	26,855	26,874,336
(3 mo. LIBOR US + 0.190%)
2.34%, 06/16/21[a]	37,150	37,340,951
(3 mo. LIBOR US + 0.320%)
2.26%, 02/26/20[a]	22,240	22,358,317
(3 mo. LIBOR US)
2.29%, 06/25/19[a]	9,220	9,223,135
European Bank for Reconstruction & Development
(3 mo. LIBOR US + 0.010%)
1.89%, 11/19/20[a]	350	349,870
(3 mo. LIBOR US + 0.110%)
2.45%, 01/10/20[a]	13,318	13,343,570
(3 mo. LIBOR US)
2.27%, 03/23/20[a]	19,425	19,426,165
European Investment Bank
(1 mo. LIBOR US + 0.020%)
1.91%, 07/06/18[a,b]	4,620	4,620,277
(3 mo. LIBOR US + 0.070%)
2.40%, 10/09/18[a,b]	29,200	29,218,980
(3 mo. LIBOR US + 0.100%)
2.47%, 01/27/20[a,b]	11,680	11,698,922
(3 mo. LIBOR US + 0.110%)
2.40%, 03/24/21[a,b,c]	27,600	27,694,668
Inter-American Development Bank
(1 mo. LIBOR US + 0.040%)
1.94%, 11/26/18[a,c]	40,588	40,595,306

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.010%)
2.36%, 07/15/20[a]	$33,740	$33,750,459
(3 mo. LIBOR US + 0.030%)
2.10%, 09/12/18[a]	16,270	16,275,044
(3 mo. LIBOR US + 0.070%)
2.42%, 07/15/22[a]	22,325	22,346,655
(3 mo. LIBOR US + 0.200%)
2.55%, 07/15/21[a]	56,666	57,011,663
(3 mo. LIBOR US + 0.220%)
2.57%, 10/15/20[a]	20,275	20,377,997
(3 mo. LIBOR US + 0.320%)
2.67%, 04/15/20[a,f]	20,360	20,492,340
(3 mo. LIBOR US - 0.010%)
2.19%, 06/20/18[a]	19,675	19,679,722
(3 mo. LIBOR US)
1.90%, 10/09/20[a]	20,874	20,862,519
(3 mo. LIBOR US)
2.35%, 10/15/19[a]	25,880	25,885,694
International Bank for Reconstruction & Development
(1 mo. LIBOR US + 0.195%)
2.09%, 08/19/19[a]	6,000	6,013,440
(3 mo. LIBOR US + 0.100%)
2.44%, 10/13/20[a,c]	29,997	30,069,593
(3 mo. LIBOR US + 0.280%)
2.09%, 02/11/21[a]	37,470	37,727,794
(3 mo. LIBOR US - 0.120%)
2.24%, 07/19/19[a]	7,978	7,976,564
(3 mo. LIBOR US)
2.18%, 12/17/18[a,c]	24,890	24,896,969
International Finance Corp.
(3 mo. LIBOR US + 0.010%)
2.13%, 12/15/20[a]	27,900	27,916,182
(3 mo. LIBOR US + 0.060%)
2.39%, 01/09/19[a,c]	15,503	15,514,162
(3 mo. LIBOR US + 0.070%)
2.19%, 12/15/22[a]	51,550	51,610,829
(3 mo. LIBOR US + 0.180%)
2.30%, 12/15/21[a]	39,650	39,838,734

		778,704,953
SWEDEN — 0.55%
Kommuninvest I Sverige AB
(3 mo. LIBOR US + 0.030%)
2.05%, 12/03/18[a,b,c]	3,850	3,850,654

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
(3 mo. LIBOR US + 0.140%)
2.02%, 08/17/18[a,b,c]	$5,450	$5,452,180
Svensk Exportkredit AB
(3 mo. LIBOR US + 0.100%)
2.41%, 10/04/18[a]	25,010	25,027,756
(3 mo. LIBOR US + 0.330%)
2.68%, 01/14/19[a]	16,265	16,305,337

		50,635,927

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,133,184,114)		1,134,384,586

SHORT-TERM INVESTMENTS — 5.09%

MONEY MARKET FUNDS — 5.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,h,i]	179,984	180,001,554
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,h]	285,620	285,620,175

		465,621,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $465,604,519)		465,621,729

Value
TOTAL INVESTMENTS IN SECURITIES — 102.57%
(Cost: $9,353,839,406)	$9,379,159,760
Other Assets, Less Liabilities — (2.57)%	(234,880,301)

NET ASSETS — 100.00%	$9,144,279,459

[a]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[e]	Affiliate of the Fund.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Investments are denominated in U.S. dollars.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	96,394	83,590	[b]	—	179,984	$180,001,554	$204,664	[c]	$(5,013)	$(2,069)
BlackRock Cash Funds: Treasury, SL Agency Shares	19,173	266,447	[b]	—	285,620	285,620,175	485,205		—	—
PNC Bank N.A.
2.24%, 05/19/20	$5,320	$4,375		$(300)	$9,395	9,428,634	61,935		785	2,968
2.43%, 06/01/18	15,905	—		(300)	15,605	15,608,589	135,866		675	(6,665)
2.43%, 12/07/18	4,200	2,970		(300)	6,870	6,882,710	45,836		257	5,932
2.61%, 01/22/21	—	3,300		—	3,300	3,299,868	14,537		—	(1,591)
2.87%, 07/27/22	16,000	1,400		(300)	17,100	17,199,864	162,387		828	49,462

						$518,041,394	$1,110,430		$(2,468)	$48,037

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$7,779,153,445	$—	$7,779,153,445
Foreign government obligations	—	1,134,384,586	—	1,134,384,586
Money market funds	465,621,729	—	—	465,621,729

Total	$465,621,729	$8,913,538,031	$—	$9,379,159,760

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares Aaa - A Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$127,939,694	$273,600,877	$8,835,873,051
Affiliated (Note 2)	13,922,623	1,936,349	517,966,355

Total cost of investments in securities	$141,862,317	$275,537,226	$9,353,839,406

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$123,473,532	$283,333,953	$8,861,118,366
Affiliated (Note 2)	13,885,878	1,936,349	518,041,394
Cash	970	—	846,917
Receivables:
Investment securities sold	958,725	2,936,459	—
Due from custodian (Note 4)	—	—	11,425,690
Dividends and interest	1,145,834	1,109,866	29,309,808
Capital shares sold	—	—	30,613,351

Total Assets	139,464,939	289,316,627	9,451,355,526

LIABILITIES
Payables:
Investment securities purchased	989,929	6,440,445	125,731,776
Collateral for securities on loan (Note 1)	11,978,318	—	179,934,090
Investment advisory fees (Note 2)	16,723	46,661	1,410,201

Total Liabilities	12,984,970	6,487,106	307,076,067

NET ASSETS	$126,479,969	$282,829,521	$9,144,279,459

Net assets consist of:
Paid-in capital	$134,369,423	$258,588,776	$9,107,858,428
Undistributed (distributions in excess of) net investment income	296,829	(927,702)	16,953,180
Undistributed net realized gain (accumulated net realized loss)	(3,683,376)	15,435,371	(5,852,503)
Net unrealized appreciation (depreciation)	(4,502,907)	9,733,076	25,320,354

NET ASSETS	$126,479,969	$282,829,521	$9,144,279,459

Shares outstanding[b]	2,500,000	5,050,000	179,400,000

Net asset value per share	$50.59	$56.01	$50.97

[a]	Securities on loan with values of $11,612,015, $ — and $174,171,048, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares Aaa - A Rated Corporate Bond ETF	iShares Convertible Bond ETF	iShares Floating Rate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$8,208	$24,325	$485,205
Interest — unaffiliated	1,991,655	3,141,027	74,846,787
Interest — affiliated (Note 2)	18,333	—	420,561
Securities lending income — affiliated — net (Note 2)	17,244	—	204,664

Total investment income	2,035,440	3,165,352	75,957,217

EXPENSES
Investment advisory fees (Note 2)	100,889	331,334	7,119,743
Proxy fees	11	19	604

Total expenses	100,900	331,353	7,120,347

Net investment income	1,934,540	2,833,999	68,836,870

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,007)	4,719,131	13,216
Investments — affiliated (Note 2)	(1,470)	—	(5,013)
In-kind redemptions — unaffiliated	(895,372)	10,781,495	781,039
In-kind redemptions — affiliated (Note 2)	(5,284)	—	2,545
Payment from affiliate (Note 2)	—	273,766	—

Net realized gain (loss)	(911,133)	15,774,392	791,787

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(5,275,266)	(9,817,437)	(1,042,224)
Investments — affiliated (Note 2)	(42,807)	—	48,037

Net change in unrealized appreciation/depreciation	(5,318,073)	(9,817,437)	(994,187)

Net realized and unrealized gain (loss)	(6,229,206)	5,956,955	(202,400)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,294,666)	$8,790,954	$68,634,470

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Aaa - A Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,934,540	$2,804,549	$2,833,999	$2,714,846
Net realized gain (loss)	(911,133)	(63,778)	15,774,392	2,613,300
Net change in unrealized appreciation/depreciation	(5,318,073)	(274,464)	(9,817,437)	19,546,943

Net increase (decrease) in net assets resulting from operations	(4,294,666)	2,466,307	8,790,954	24,875,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,902,301)	(2,700,100)	(4,081,506)	(2,917,766)
From net realized gain	—	—	(1,242,651)	—

Total distributions to shareholders	(1,902,301)	(2,700,100)	(5,324,157)	(2,917,766)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,024,900	34,027,158	28,384,159	318,349,711
Cost of shares redeemed	(40,693,433)	(18,057,001)	(103,431,278)	—

Net increase (decrease) in net assets from capital share transactions	11,331,467	15,970,157	(75,047,119)	318,349,711

INCREASE (DECREASE) IN NET ASSETS	5,134,500	15,736,364	(71,580,322)	340,307,034

NET ASSETS
Beginning of period	121,345,469	105,609,105	354,409,843	14,102,809

End of period	$126,479,969	$121,345,469	$282,829,521	$354,409,843

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$296,829	$264,590	$(927,702)	$319,805

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	650,000	500,000	6,100,000
Shares redeemed	(800,000)	(350,000)	(1,850,000)	—

Net increase (decrease) in shares outstanding	200,000	300,000	(1,350,000)	6,100,000

See notes to financial statements.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Floating Rate Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$68,836,870	$75,132,026
Net realized gain	791,787	705,238
Net change in unrealized appreciation/depreciation	(994,187)	20,139,379

Net increase in net assets resulting from operations	68,634,470	95,976,643

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,814,475)	(72,403,107)

Total distributions to shareholders	(59,814,475)	(72,403,107)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,738,513,822	3,371,460,472
Cost of shares redeemed	(147,508,046)	(35,583,739)

Net increase in net assets from capital share transactions	2,591,005,776	3,335,876,733

INCREASE IN NET ASSETS	2,599,825,771	3,359,450,269

NET ASSETS
Beginning of period	6,544,453,688	3,185,003,419

End of period	$9,144,279,459	$6,544,453,688

Undistributed net investment income included in net assets at end of period	$16,953,180	$7,930,785

SHARES ISSUED AND REDEEMED
Shares sold	53,800,000	66,400,000
Shares redeemed	(2,900,000)	(700,000)

Net increase in shares outstanding	50,900,000	65,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$52.76	$52.80	$51.32	$51.53	$50.22	$52.31

Income from investment operations:
Net investment income[a]	0.74	1.40	1.34	1.31	1.18	1.06
Net realized and unrealized gain (loss)[b]	(2.19)	(0.08)	1.70	(0.23)	1.30	(2.14)

Total from investment operations	(1.45)	1.32	3.04	1.08	2.48	(1.08)

Less distributions from:
Net investment income	(0.72)	(1.36)	(1.56)	(1.29)	(1.17)	(1.01)

Total distributions	(0.72)	(1.36)	(1.56)	(1.29)	(1.17)	(1.01)

Net asset value, end of period	$50.59	$52.76	$52.80	$51.32	$51.53	$50.22

Total return	(2.78)%[c]	2.57%	6.02%	2.11%	4.99%	(2.07)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$126,480	$121,345	$105,609	$76,976	$422,523	$391,723
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.88%	2.69%	2.56%	2.53%	2.33%	2.09%
Portfolio turnover rate[e]	7%[c]	16%	26%	19%	18%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Jun. 2, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$55.38	$47.01	$46.80	$49.50

Income from investment operations:
Net investment income[b]	0.47	1.00	0.79	0.30
Net realized and unrealized gain (loss)[c]	1.03	8.57	1.02	(2.77)

Total from investment operations	1.50	9.57	1.81	(2.47)

Less distributions from:
Net investment income	(0.68)	(1.20)	(1.60)	(0.23)
Net realized gain	(0.19)	—	—	—

Total distributions	(0.87)	(1.20)	(1.60)	(0.23)

Net asset value, end of period	$56.01	$55.38	$47.01	$46.80

Total return	2.73%[d,e]	20.63%	3.98%	(4.98)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$282,830	$354,410	$14,103	$18,719
Ratio of expenses to average net assets[f]	0.20%	0.20%	0.30%	0.35%
Ratio of net investment income to average net assets[f]	1.71%	1.88%	1.75%	1.55%
Portfolio turnover rate[g]	9%[d]	14%	20%	5%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been 2.62%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$50.93	$50.72	$50.43	$50.74	$50.65	$50.36

Income from investment operations:
Net investment income[a]	0.49	0.73	0.45	0.25	0.22	0.25
Net realized and unrealized gain (loss)[b]	(0.02)	0.19	0.24	(0.31)	0.09	0.34

Total from investment operations	0.47	0.92	0.69	(0.06)	0.31	0.59

Less distributions from:
Net investment income	(0.43)	(0.71)	(0.40)	(0.25)	(0.22)	(0.30)

Total distributions	(0.43)	(0.71)	(0.40)	(0.25)	(0.22)	(0.30)

Net asset value, end of period	$50.97	$50.93	$50.72	$50.43	$50.74	$50.65

Total return	0.94%[c]	1.82%	1.39%	(0.14)%	0.61%	1.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,144,279	$6,544,454	$3,185,003	$3,489,481	$4,119,845	$3,778,710
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.93%	1.43%	0.89%	0.50%	0.44%	0.49%
Portfolio turnover rate[e]	11%[c]	21%	26%	23%	13%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Aaa - A Rated Corporate Bond	Diversified
Convertible Bond	Non-diversified
Floating Rate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Aaa - A Rated Corporate Bond
Barclays Capital Inc.	$964,816	$964,816	$—
BMO Capital Markets	9,874	9,874	—
BNP Paribas New York Branch	113,791	113,791	—
BNP Paribas Prime Brokerage International Ltd.	254,565	254,565	—
Citigroup Global Markets Inc.	974,143	974,143	—
Credit Suisse Securities (USA) LLC	728,381	728,381	—
Deutsche Bank Securities Inc.	216,135	216,135	—
HSBC Securities (USA) Inc.	1,042,948	1,042,948	—
Jefferies LLC	73,461	73,461	—
JPMorgan Securities LLC	1,145,838	1,145,838	—
Merrill Lynch, Pierce, Fenner & Smith	868,874	868,874	—
Morgan Stanley & Co. LLC	1,412,490	1,412,490	—
RBC Capital Markets LLC	1,717,888	1,717,888	—
Scotia Capital (USA) Inc.	157,272	157,272	—
SG Americas Securities LLC	24,861	24,861	—
UBS Securities LLC	182,010	182,010	—
Wells Fargo Securities LLC	1,724,668	1,724,668	—

	$11,612,015	$11,612,015	$—

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Floating Rate Bond
Barclays Capital Inc.	$6,290,158	$6,290,158	$—
BMO Capital Markets	5,635,844	5,635,844	—
BNP Paribas Prime Brokerage International Ltd.	3,686,129	3,686,129	—
BNP Paribas Securities Corp.	860,775	860,775	—
Citigroup Global Markets Inc.	7,215,585	7,215,585	—
Credit Suisse Securities (USA) LLC	8,292,735	8,292,735	—
Deutsche Bank Securities Inc.	2,002,499	2,002,499	—
Goldman Sachs & Co.	10,930,795	10,930,795	—
HSBC Securities (USA) Inc.	2,332,268	2,332,268	—
JPMorgan Securities LLC	39,871,952	39,871,952	—
Merrill Lynch, Pierce, Fenner & Smith	1,347,131	1,347,131	—
Morgan Stanley & Co. LLC	21,321,283	21,321,283	—
MUFG Securities Americas Inc.	496,354	496,354	—
Nomura Securities International Inc.	13,175,916	13,175,916	—
RBC Capital Markets LLC	37,210,303	37,210,303	—
Scotia Capital (USA) Inc.	2,969,616	2,969,616	—
Wells Fargo Securities LLC	10,531,705	10,531,705	—

	$174,171,048	$174,171,048	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Aaa - A Rated Corporate Bond	0.15%
Convertible Bond	0.20
Floating Rate Bond	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Aaa - A Rated Corporate Bond	$6,432
Floating Rate Bond	75,988

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

The iShares Convertible Bond ETF received a payment from BFA to compensate the Fund for the impact of an incorrect processing of the elections made on a corporate action. The payment is reported in the Fund’s statement of operations under “Payment from affiliate”.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

iShares ETF	Purchases	Sales
Aaa - A Rated Corporate Bond	$10,216,016	$9,083,623
Convertible Bond	39,843,417	29,347,778
Floating Rate Bond	1,484,609,374	744,761,467

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Aaa - A Rated Corporate Bond	$50,038,430	$38,493,763
Convertible Bond	23,970,703	97,465,563
Floating Rate Bond	2,116,060,662	143,189,559

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Aaa - A Rated Corporate Bond	$2,770,364
Floating Rate Bond	6,635,457

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aaa - A Rated Corporate Bond	$141,864,196	$103,091	$(4,607,877)	$(4,504,786)
Convertible Bond	276,842,499	20,751,711	(12,323,908)	8,427,803
Floating Rate Bond	9,353,848,239	26,834,411	(1,522,890)	25,311,521

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Aaa - A Rated Corporate Bond	$0.701329	$—	$0.014953	$0.716282	98%	—%	2%	100%
Convertible Bond	0.656835	0.192659	0.016568	0.866062	76	22	2	100
Floating Rate Bond	0.434311	—	—	0.434311	100	—	—	100

SUPPLEMENTAL INFORMATION	73

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1004-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares CMBS ETF | CMBS | NYSE Arca
➢	iShares GNMA Bond ETF | GNMA | NASDAQ
➢	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca
➢	iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX

Fund Performance Overview

iSHARES® CMBS ETF

Performance as of April 30, 2018

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.16%, net of fees, while the total return for the Index was -2.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.60)%	(0.66)%	(0.37)%	(0.60)%	(0.66)%	(0.37)%
5 Years	1.40%	1.31%	1.72%	7.22%	6.73%	8.89%
Since Inception	2.30%	2.29%	2.69%	15.18%	15.08%	17.89%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$978.40	$1.23	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	77.93%
Aa	13.43
A	1.58
Baa	0.02
Not Rated	7.04

TOTAL	100.00%

ALLOCATION BY MATURITY As of 4/30/18

Maturity	Percentage of Total Investments [2]

1-5 Years	13.95%
5-10 Years	23.81
10-15 Years	0.47
More than 20 Years	61.77

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GNMA BOND ETF

Performance as of April 30, 2018

The iShares GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg Barclays U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -1.83%, net of fees, while the total return for the Index was -1.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.91)%	(0.92)%	(0.62)%	(0.91)%	(0.92)%	(0.62)%
5 Years	0.96%	0.95%	1.25%	4.90%	4.84%	6.43%
Since Inception	1.00%	0.99%	1.38%	6.39%	6.31%	8.89%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$981.70	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY As of 4/30/18

Maturity	Percentage of Total Investments*

5-10 Years	0.12%
10-15 Years	2.37
More than 20 Years	97.51

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 4/30/18

Security	Percentage of Total Investments*

Government National Mortgage Association, 3.50%, 07/20/46	14.72%
Government National Mortgage Association, 3.00%, 05/01/48	11.33
Government National Mortgage Association, 3.50%, 10/20/47	7.02
Government National Mortgage Association, 4.00%, 08/15/45	6.39
Government National Mortgage Association, 3.50%, 05/01/48	4.66

TOTAL	44.12%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TREASURY FLOATING RATE BOND ETF

Performance as of April 30, 2018

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg Barclays U.S. Treasury Floating Rate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.74%, net of fees, while the total return for the Index was 0.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.25%	1.25%	1.19%	1.25%	1.25%	1.19%
Since Inception	0.49%	0.49%	0.53%	2.09%	2.09%	2.25%

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.40	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY As of 4/30/18

Maturity	Percentage of Total Investments*

0-1 Year	60.41%
1-5 Years	39.59

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 4/30/18

Security	Percentage of Total Investments*

U.S. Treasury Floating Rate Note, 1.90%, 07/31/19	27.58%
U.S. Treasury Floating Rate Note, 1.91%, 04/30/19	16.83
U.S. Treasury Floating Rate Note, 1.98%, 01/31/19	16.38
U.S. Treasury Floating Rate Note, 2.01%, 10/31/18	13.61
U.S. Treasury Floating Rate Note, 2.02%, 07/31/18	13.59

TOTAL	87.99%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. TREASURY BOND ETF

Performance as of April 30, 2018

The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -1.89%, net of fees, while the total return for the Index was -1.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.21)%	(1.21)%	(1.07)%	(1.21)%	(1.21)%	(1.07)%
5 Years	0.63%	0.62%	0.72%	3.17%	3.12%	3.64%
Since Inception	0.93%	0.94%	1.03%	5.95%	5.99%	6.58%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Core Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$981.10	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY MATURITY As of 4/30/18

Maturity	Percentage of Total Investments*

1-5 Years	58.53%
5-10 Years	25.26
10-15 Years	0.48
15-20 Years	1.36
More than 20 Years	14.37

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 4/30/18

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.63%, 07/31/19	4.78%
U.S. Treasury Note/Bond, 2.38%, 08/15/24	4.65
U.S. Treasury Note/Bond, 1.75%, 09/30/19	3.83
U.S. Treasury Note/Bond, 2.00%, 08/15/25	3.49
U.S. Treasury Note/Bond, 2.25%, 04/30/21	2.82

TOTAL	19.57%

*	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 61.23%

MORTGAGE-BACKED SECURITIES — 61.23%
Banc of America Commercial Mortgage Trust
3.31%, 02/15/50	$1,000	$973,482
Series 2016-UB10, Class A4
3.17%, 07/15/49	800	771,408
Series 2017-BNK3, Class A4
3.57%, 02/15/50	1,000	990,660
Series 2017-BNK3, Class ASB
3.37%, 02/15/50	1,000	988,134
BANK
Series 2017-BNK4, Class ASB
3.42%, 05/15/50	300	297,221
Series 2017-BNK8, Class A3
3.23%, 11/15/50	1,000	959,068
Barclays Commercial Mortgage Securities Trust
Series 2017-C1, Class A4
3.67%, 02/15/50	1,000	996,634
BBCMS Mortgage Trust
Series 2017-C1, Class A2
3.19%, 02/15/50	1,215	1,210,662
Benchmark Mortgage Trust
Series 2018-B1, Class AM
3.88%, 01/15/51[a]	500	499,501
Series 2018-B2, Class A4
3.61%, 02/15/51	1,000	993,541
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50	1,000	979,746
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2
3.04%, 11/10/49	400	398,194
Series 2017-CD3, Class A4
3.63%, 02/10/50	230	229,397
Series 2017-CD3, Class AS
3.83%, 02/10/50	750	744,251
Series 2017-CD3, Class C
4.56%, 02/10/50[a]	300	298,940
Series 2017-CD6, Class C
4.41%, 11/13/50[a]	500	488,848

Security	Principal (000s)	Value
CD Mortgage Trust
Series 2017-CD5, Class A4
3.43%, 08/15/50 (Call 07/11/27)	$750	$732,769
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48	500	504,631
Series 2017-C8, Class A4
3.57%, 06/15/50	1,000	989,271
Series 2017-C8, Class B
4.20%, 06/15/50[a]	750	753,566
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	296,055
Series 2013-GC11, Class A3
2.82%, 04/10/46	859	839,999
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	98,865
Series 2013-GC15, Class A4
4.37%, 09/10/46[a]	750	782,692
Series 2014-GC19, Class A4
4.02%, 03/10/47	500	514,041
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	509,789
Series 2014-GC23
2.85%, 07/10/47	194	193,660
Series 2014-GC23, Class A4
3.62%, 07/10/47	750	754,015
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	250,644
Series 2014-GC23, Class C
4.61%, 07/10/47[a]	250	244,791
Series 2014-GC25, Class AS
4.02%, 10/10/47	750	758,849
Series 2014-GC25, Class B
4.35%, 10/10/47[a]	100	101,674
Series 2015-GC27
3.14%, 02/10/48	750	730,388
Series 2015-GC27, Class AS
3.57%, 02/10/48	250	244,991
Series 2015-GC29, Class A2
2.67%, 04/10/48	494	491,719
Series 2015-GC29, Class C
4.28%, 04/10/48[a]	250	244,215
Series 2015-GC31, Class A4
3.76%, 06/10/48	750	756,107

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
Series 2015-GC33, Class A4
3.78%, 09/10/58	$500	$504,961
Series 2015-GC35, Class AAB
3.61%, 11/10/48	500	505,153
Series 2015-P1
3.72%, 09/15/48	750	755,075
Series 2016-C1, Class A4
3.21%, 05/10/49	650	630,219
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,750	1,702,976
Series 2016-P3, Class A2
2.74%, 04/15/49	750	742,281
Series 2016-P5, Class A4
2.94%, 10/10/49	1,000	946,814
Series 2016-P6, Class A2
3.04%, 12/10/49	250	248,225
Series 2017-P7, Class A4
3.71%, 04/14/50	250	250,338
Series 2018-B2, Class A4
4.01%, 03/10/51	600	615,259
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	237	237,083
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	146,858
Series 2012-CR5, Class A4
2.77%, 12/10/45	600	584,674
Series 2012-LC4, Class AM
4.06%, 12/10/44	150	152,300
Series 2012-LC4, Class C
5.78%, 12/10/44[a]	200	200,392
Series 2013-CR06, Class ASB
2.62%, 03/10/46	483	478,447
Series 2013-CR08, Class A5
3.61%, 06/10/46[a]	500	503,966
Series 2013-CR09, Class A4
4.38%, 07/10/45[a]	700	727,499
Series 2013-CR11, Class AM
4.72%, 08/10/50[a]	250	261,633
Series 2013-CR12, Class A4
4.05%, 10/10/46	800	820,595
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	98,147
Series 2013-LC6, Class ASB
2.48%, 01/10/46	285	281,810

Security	Principal (000s)	Value
Series 2013-LC6, Class B
3.74%, 01/10/46	$430	$425,891
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	411,552
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	513,883
Series 2014-CR16, Class ASB
3.65%, 04/10/47	215	217,865
Series 2014-CR17, Class A5
3.98%, 05/10/47	450	460,756
Series 2014-CR17, Class B
4.38%, 05/10/47	292	295,728
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	304,981
Series 2014-CR19, Class A5
3.80%, 08/10/47	438	444,668
Series 2014-CR19, Class B
4.70%, 08/10/47[a]	650	668,558
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	250,623
Series 2014-LC15, Class A4
4.01%, 04/10/47	945	970,979
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	688,521
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	255,860
Series 2014-UBS3, Class A4
3.82%, 06/10/47	750	762,242
Series 2014-UBS3, Class C
4.94%, 06/10/47[a]	150	148,973
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	300,169
Series 2014-UBS4, Class A4
3.42%, 08/10/47	250	248,552
Series 2014-UBS4, Class A5
3.69%, 08/10/47	500	504,479
Series 2014-UBS4, Class AM
3.97%, 08/10/47	500	501,274
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	250,201
Series 2014-UBS5, Class A4
3.84%, 09/10/47 (Call 09/06/24)	665	675,299
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	501,722

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
Series 2015-CR22, Class A5
3.31%, 03/10/48	$500	$490,270
Series 2015-CR22, Class AM
3.60%, 03/10/48[a]	200	197,275
Series 2015-CR22, Class C
4.26%, 03/10/48[a]	300	290,153
Series 2015-CR23, Class A4
3.50%, 05/10/48	500	495,711
Series 2015-CR24, Class B
4.53%, 08/10/48[a]	250	255,140
Series 2015-CR24, Class D
3.46%, 08/10/48[a]	200	160,082
Series 2015-CR25, Class A4
3.76%, 08/10/48	750	754,187
Series 2015-CR25, Class B
4.70%, 08/10/48[a]	300	306,908
Series 2015-CR26, Class A4
3.63%, 10/10/48	898	896,757
Series 2015-DC1, Class A5
3.35%, 02/10/48	750	737,509
Series 2015-DC1, Class ASB
3.14%, 02/10/48	400	398,057
Series 2015-DC1, Class B
4.04%, 02/10/48[a]	500	491,360
Series 2015-DC1, Class C
4.50%, 02/10/48[a]	250	239,167
Series 2015-LC21, Class A2
2.98%, 07/10/48	580	579,627
Series 2015-LC21, Class A4
3.71%, 07/10/48	500	501,808
Series 2015-PC1, Class A2
3.15%, 07/10/50	155	155,101
Series 2015-PC1, Class A5
3.90%, 07/10/50	850	864,574
Series 2016-DC2, Class A5
3.77%, 02/10/49	1,000	1,003,976
Series 2016-DC2, Class AM
4.24%, 02/10/49	750	756,076
Series 2016-DC2, Class C
4.80%, 02/10/49[a]	250	239,305
Series 2017-COR2, Class A3
3.51%, 09/10/50	1,000	981,528

Security	Principal (000s)	Value
Commercial Mortgage Pass Through Certificates
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	$425	$440,703
Series 2014-CR14, Class C
4.74%, 02/10/47[a]	200	199,663
Series 2016-CR28, Class A4
3.76%, 02/10/49	1,000	1,005,747
Series 2017-COR2, Class C
4.56%, 09/10/50[a]	750	745,063
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50	500	496,954
Series 2015-C2, Class A4
3.50%, 06/15/57	500	495,230
Series 2015-C2, Class AS
3.85%, 06/15/57[a]	200	199,682
Series 2015-C3, Class A4
3.72%, 08/15/48	650	652,465
Series 2015-C4, Class D
3.74%, 11/15/48[a]	250	221,069
Series 2016-C5, Class C
4.69%, 11/15/48[a]	750	746,687
Series 2016-C6, Class C
4.91%, 01/15/49[a]	350	352,287
DBJPM Mortgage Trust
Series 2016-C1, Class A4
3.28%, 05/10/49	1,000	971,721
Series 2016-C1, Class ASB
3.04%, 05/10/49	500	488,519
Series 2016-C1, Class B
4.20%, 05/10/49[a]	500	499,795
Series 2016-C1, Class C
3.50%, 05/10/49[a]	468	430,103
Series 2016-C3, Class A5
2.89%, 09/10/49	1,000	941,624
GS Mortgage Securities Corp. II
Series 2012-GC6, Class A3
3.48%, 01/10/45	996	1,002,606
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	664	668,382
Series 2013-GC10, Class A5
2.94%, 02/10/46	400	392,047
Series 2015-GC30, Class AAB
3.12%, 05/10/50	462	458,123

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
GS Mortgage Securities Trust
Series 2011-GC5, Class A3
3.82%, 08/10/44	$82	$83,009
Series 2012-GC6, Class AAB
3.31%, 01/10/45	109	108,961
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	101,853
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	200	194,797
Series 2013-GC12, Class AS
3.38%, 06/10/46	300	295,654
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	114,154
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	572,902
Series 2013-GC16, Class A4
4.27%, 11/10/46	500	520,295
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	157,385
Series 2013-GC16, Class C
5.50%, 11/10/46[a]	100	103,974
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	308,815
Series 2014-GC20, Class A3
3.68%, 04/10/47	504	509,206
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	409,997
Series 2014-GC20, Class B
4.53%, 04/10/47[a]	250	249,059
Series 2014-GC20, Class C
5.02%, 04/10/47[a]	500	484,834
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	254,087
Series 2014-GC24, Class AAB
3.65%, 09/10/47	600	607,826
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	499,538
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	752,526
Series 2015-GC30, Class AS
3.78%, 05/10/50 (Call 05/06/25)[a]	500	501,302
Series 2015-GC32, Class A2
3.06%, 07/10/48	750	750,620
Series 2015-GC32, Class A3
3.50%, 07/10/48	600	597,739

Security	Principal (000s)	Value
Series 2015-GS1, Class D
3.27%, 11/10/48	$415	$341,232
Series 2016-GS3, Class A4
2.85%, 10/10/49	500	469,988
Series 2018-GS9, Class A4
3.99%, 03/10/51	1,000	1,022,083
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS
4.17%, 07/15/45[a]	500	508,707
Series 2013-C12, Class D
4.23%, 07/15/45[a]	50	44,965
Series 2013-C14
4.72%, 08/15/46[a]	500	516,398
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	154,514
Series 2013-C15, Class A5
4.13%, 11/15/45	500	515,767
Series 2013-C15, Class B
4.93%, 11/15/45[a]	200	206,657
Series 2013-C15, Class C
5.25%, 11/15/45[a]	110	114,312
Series 2013-C17, Class A4
4.20%, 01/15/47	490	507,084
Series 2013-C17, Class C
5.04%, 01/15/47[a]	100	101,422
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	412,404
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	206,224
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	505,186
Series 2014-C18, Class B
4.97%, 02/15/47 (Call 02/11/24)[a]	225	233,927
Series 2014-C19, Class A2
3.05%, 04/15/47	295	295,706
Series 2014-C19, Class C
4.82%, 04/15/47[a]	200	201,193
Series 2014-C21, Class A5
3.77%, 08/15/47	500	505,600
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	402,676
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	758,736

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
Series 2014-C22, Class C
4.71%, 09/15/47 (Call 08/15/24)[a]	$200	$192,833
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	900	917,905
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	350	355,000
Series 2015-C27, Class AS
3.63%, 02/15/48	500	492,710
Series 2015-C28, Class A3
2.91%, 10/15/48	750	722,735
Series 2015-C28, Class A4
3.23%, 10/15/48	750	732,558
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	494,666
Series 2015-C29, Class B
4.12%, 05/15/48 (Call 05/15/25)[a]	250	249,090
Series 2015-C31, Class A3
3.80%, 08/15/48	840	848,991
Series 2015-C32, Class A2
2.82%, 11/15/48	500	496,786
Series 2015-C32, Class ASB
3.36%, 11/15/48	750	748,633
Series 2016-C1, Class A5
3.58%, 03/15/49	1,000	994,368
Series 2016-C1, Class ASB
3.32%, 03/15/49	1,000	992,339
Series 2016-C1, Class B
4.90%, 03/15/49[a]	450	471,664
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.72%, 03/15/50	800	808,250
Series 2017-JP5, Class AS
3.88%, 03/15/50[a]	650	647,708
Series 2017-JP6, Class A5
3.49%, 07/15/50	300	294,195
Series 2017-JP7, Class A5
3.45%, 09/15/50	1,000	980,300
JPMDB Commercial Mortgage Securities Trust
Series 16-C4, Class A3
3.14%, 12/15/49	1,500	1,439,659
Series 2016-C2, Class B
3.99%, 06/15/49 (Call 05/11/26)[a]	750	738,744

Security	Principal (000s)	Value
Series 2017-C5, Class A5
3.69%, 03/15/50	$1,500	$1,497,928
JPMorgan Chase Commercial Mortgage Securities Trust
Series 16-JP4, Class A4
3.65%, 12/15/49[a]	590	588,206
Series 2011-C5, Class A3
4.17%, 08/15/46	398	408,963
Series 2012-C6, Class A3
3.51%, 05/15/45	254	255,620
Series 2012-C8, Class A3
2.83%, 10/15/45	239	234,106
Series 2012-C8, Class ASB
2.38%, 10/15/45	249	245,798
Series 2012-LC9, Class A3
2.48%, 12/15/47	113	112,078
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	488,491
Series 2013-C10, Class A5
3.14%, 12/15/47	600	592,433
Series 2013-C10, Class AS
3.37%, 12/15/47	100	98,321
Series 2013-C10, Class ASB
2.70%, 12/15/47	92	91,449
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	98,710
Series 2013-C10, Class C
4.27%, 12/15/47[a]	200	196,370
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	256,197
Series 2013-C16, Class ASB
3.67%, 12/15/46	400	405,256
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	489,722
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	98,483
Series 2014-C20, Class A5
3.80%, 07/15/47	500	507,824
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	100	101,405
Series 2015-JP1, Class A2
3.14%, 01/15/49	600	600,254
Series 2015-JP1, Class A5
3.91%, 01/15/49	800	812,262

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A3
2.51%, 11/15/45	$332	$329,589
Series 2012-C6, Class A4
2.86%, 11/15/45	300	294,899
Series 2012-C6, Class AS
3.48%, 11/15/45	500	494,644
Series 2013-C07, Class AAB
2.47%, 02/15/46	143	140,982
Series 2013-C07, Class AS
3.21%, 02/15/46	121	118,736
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	196,563
Series 2013-C09, Class A4
3.10%, 05/15/46	500	492,458
Series 2013-C09, Class AAB
2.66%, 05/15/46	299	295,958
Series 2013-C10, Class ASB
3.91%, 07/15/46[a]	250	254,750
Series 2013-C11, Class A3
3.96%, 08/15/46	500	512,030
Series 2013-C13, Class A4
4.04%, 11/15/46	600	617,342
Series 2013-C13, Class ASB
3.56%, 11/15/46	800	807,647
Series 2013-C13, Class C
5.05%, 11/15/46[a]	230	236,302
Series 2013-C8, Class B
3.70%, 12/15/48[a]	200	197,585
Series 2014-C14, Class A3
3.67%, 02/15/47	305	308,729
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	205,481
Series 2014-C14, Class B
4.79%, 02/15/47[a]	200	206,727
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	253,301
Series 2014-C16, Class A5
3.89%, 06/15/47	500	510,195
Series 2014-C17, Class A5
3.74%, 08/15/47 (Call 07/11/24)	750	759,413
Series 2014-C19, Class A2
3.10%, 12/15/47	715	716,345

Security	Principal (000s)	Value
Series 2014-C19, Class A4
3.53%, 12/15/47	$500	$498,380
Series 2015-C20, Class A4
3.25%, 02/15/48	800	782,984
Series 2015-C20, Class AS
3.61%, 02/15/48	500	491,666
Series 2015-C21, Class A4
3.34%, 03/15/48	800	787,167
Series 2015-C22, Class C
4.38%, 04/15/48[a]	250	237,736
Series 2015-C23, Class A3
3.45%, 07/15/50	750	742,307
Series 2015-C24, Class A3
3.48%, 05/15/48	375	371,931
Series 2015-C24, Class A4
3.73%, 05/15/48	950	953,293
Series 2015-C25, Class A5
3.64%, 10/15/48	750	751,651
Series 2015-C25, Class ASB
3.38%, 10/15/48	500	498,792
Series 2016-C29, Class A4
3.33%, 05/15/49	1,000	972,081
Series 2016-C30, Class A5
2.86%, 09/15/49	500	469,708
Series 2017-C33, Class A5
3.60%, 05/15/50	1,000	989,028
Series 2017-C34, Class A4
3.54%, 11/15/52	1,000	983,327
Series 2017-C34, Class AS
3.86%, 11/15/52	500	497,716
Morgan Stanley Capital I Trust
Series 16-BNK2, Class A4
3.05%, 11/15/49	1,250	1,190,216
Series 2011-C3, Class A4
4.12%, 07/15/49	715	732,247
Series 2012-C4, Class A4
3.24%, 03/15/45	700	696,637
Series 2015-MS1, Class A4
3.78%, 05/15/48[a]	500	503,584
Series 2015-UBS8, Class A
4.11%, 12/15/48	250	252,929
Series 2017-H1, Class A5
3.53%, 06/15/50	1,000	982,898

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4
3.06%, 10/10/48	$1,000	$949,918
UBS Commercial Mortgage Trust
Series 2012-C1, Class B
4.82%, 05/10/45	150	155,769
Series 2017-C6, Class AS
3.93%, 12/15/50[a]	500	501,304
Series 2018-C8, Class A4
3.98%, 02/15/51	750	760,976
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	650	644,885
Series 2012-C4, Class A5
2.85%, 12/10/45	250	244,476
Series 2012-C4, Class AAB
2.46%, 12/10/45	300	295,710
Series 2013-C5, Class A4
3.18%, 03/10/46	890	881,493
Series 2013-C6, Class A4
3.24%, 04/10/46	677	672,837
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	331	332,846
Series 2011-C1, Class AAB
3.19%, 01/10/45	176	176,317
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3
2.92%, 10/15/45	1,259	1,237,768
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	199,571
Series 2012-LC5, Class B
4.14%, 10/15/45	300	296,400
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	673,376
Series 2013-LC12, Class AS
4.43%, 07/15/46[a]	473	484,143
Series 2013-LC12, Class C
4.43%, 07/15/46[a]	100	98,094
Series 2015-C27, Class B
4.14%, 02/15/48[a]	330	321,685

Security	Principal (000s)	Value
Series 2015-C28, Class A4
3.54%, 05/15/48	$500	$496,436
Series 2015-C28, Class AS
3.87%, 05/15/48[a]	250	246,835
Series 2015-C30, Class A4
3.66%, 09/15/58	817	818,396
Series 2015-C31, Class A4
3.70%, 11/15/48	500	500,773
Series 2015-C31, Class C
4.76%, 11/15/48 (Call 11/11/25)[a]	450	447,581
Series 2015-LC20, Class A3
3.09%, 04/15/50	600	594,256
Series 2015-NXS2, Class A5
3.77%, 07/15/58[a]	750	754,694
Series 2015-SG1, Class D
4.62%, 09/15/48[a]	200	163,640
Series 2016-C34, Class A4
3.10%, 06/15/49	1,000	959,412
Series 2016-C34, Class AS
3.48%, 06/15/49	850	821,608
Series 2016-C36, Class AS
3.42%, 11/15/59 (Call 10/11/26)	500	484,222
Series 2017-C42, Class A4
3.59%, 12/15/50	1,250	1,233,779
Series 2017-C42, Class B
4.00%, 12/15/50[a]	500	494,221
Series 2017-RC1, Class A2
3.12%, 01/15/60	875	870,164
WFRBS Commercial Mortgage Trust
Series 2012-C06, Class AS
3.84%, 04/15/45	145	146,147
Series 2012-C07, Class A2
3.43%, 06/15/45	500	501,696
Series 2012-C08, Class A3
3.00%, 08/15/45	360	355,263
Series 2012-C09, Class A3
2.87%, 11/15/45	199	194,879
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	149,991
Series 2012-C10, Class A3
2.88%, 12/15/45	200	195,946
Series 2012-C8, Class ASB
2.56%, 08/15/45	340	336,588
Series 2013-C13, Class C
3.91%, 05/15/45[a]	110	105,593

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
Series 2013-C15, Class A4
4.15%, 08/15/46[a]	$750	$775,359
Series 2013-C18, Class A3
3.65%, 12/15/46	500	505,354
Series 2013-C18, Class A4
3.90%, 12/15/46	600	613,279
Series 2013-UBS1, Class A4
4.08%, 03/15/46[a]	800	824,462
Series 2014-C19, Class A4
3.83%, 03/15/47	300	305,346
Series 2014-C19, Class B
4.72%, 03/15/47 (Call 03/01/24)[a]	300	307,436
Series 2014-C20 Class A5
4.00%, 05/15/47	200	204,811
Series 2014-C20, Class ASB
3.64%, 05/15/47	375	379,675
Series 2014-C22, Class A3
3.53%, 09/15/57	150	151,191
Series 2014-C22, Class A4
3.49%, 09/15/57	900	897,356
Series 2014-C22, Class A5
3.75%, 09/15/57	400	404,085
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	200	202,814
Series 2014-C24, Class A2
2.86%, 11/15/47	500	499,185
Series 2014-C24, Class A5
3.61%, 11/15/47	100	100,027
Series 2014-C24, Class C
4.29%, 11/15/47[a]	100	94,993
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	151,317

		152,567,596

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $157,150,612)		152,567,596

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.28%

MORTGAGE-BACKED SECURITIES — 38.28%
Federal National Mortgage Association
2.10%, 07/25/28	972	917,001

Security	Principal (000s)	Value
Series 2010-M1, Class A2
4.45%, 09/25/19	$145	$146,212
Series 2010-M3, Class A3
4.33%, 03/25/20[a]	264	267,338
Series 2010-M4, Class A3
3.82%, 06/25/20	174	176,305
Series 2011-M1, Class A3
3.76%, 06/25/21	750	764,010
Series 2011-M4, Class A2
3.73%, 06/25/21	996	1,013,902
Series 2011-M5, Class A2
2.94%, 07/25/21	374	372,001
Series 2012-M02, Class A2
2.72%, 02/25/22	498	491,809
Series 2012-M05, Class A2
2.72%, 02/25/22	374	369,609
Series 2012-M08, Class A2
2.35%, 05/25/22	400	388,738
Series 2012-M17, Class A2
2.18%, 11/25/22	400	384,484
Series 2012-M9, Class A2
2.48%, 04/25/22	907	887,429
Series 2013-M06, Class 1AC
3.86%, 02/25/43[a]	300	295,904
Series 2013-M07, Class A2
2.28%, 12/27/22	907	874,128
Series 2013-M12, Class APT
2.47%, 03/25/23[a]	718	696,903
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	1,500	1,508,305
Series 2013-M14, Class APT
2.60%, 04/25/23[a]	384	374,341
Series 2013-M4, Class ATS2
2.61%, 03/25/22[a]	183	180,558
Series 2013-M6, Class 1A2
3.53%, 02/25/43[a]	300	292,665
Series 2014-M03, Class A2
3.50%, 01/25/24[a]	250	253,265
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	967	956,703
Series 2014-M09, Class A2
3.10%, 07/25/24[a]	500	497,270
Series 2014-M10, Class ASQ2
2.17%, 09/25/19[a]	671	666,342

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
Series 2014-M11, Class 1A
3.22%, 08/25/24[a]	$973	$970,338
Series 2014-M11, Class 2A
3.41%, 08/25/26[a]	701	699,692
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	197,342
Series 2014-M4, Class A2
3.35%, 03/25/24[a]	700	704,719
Series 2015-M01, Class A2
2.53%, 09/25/24	750	719,038
Series 2015-M02, Class A
2.62%, 12/25/24	461	445,041
Series 2015-M04, Class AV2
2.51%, 07/25/22[a]	1,000	979,445
Series 2015-M08, Class A2
2.90%, 01/25/25[a]	1,250	1,222,453
Series 2015-M11, Class A1
2.10%, 04/25/25	58	57,266
Series 2015-M11, Class A2
2.94%, 04/25/25[a]	800	780,446
Series 2015-M13, Class A2
2.80%, 06/25/25[a]	1,000	966,707
Series 2015-M3, Class A1
2.30%, 10/25/24	116	113,200
Series 2016-M1, Class A1
2.43%, 01/25/26	196	191,293
Series 2016-M3, Class ASQ2
2.26%, 02/25/23	376	363,868
Series 2016-M9, Class A2
2.29%, 06/25/26	2,000	1,838,780
Series 2017-M2, Class A2
2.88%, 02/25/27[a]	1,000	952,137
Series 2017-M3, Class A2
2.57%, 12/25/26[a]	850	789,703
Series 2017-M7, Class A2
2.96%, 02/25/27[a]	1,000	959,863
Series 2017-M8, Class A2
3.06%, 05/25/27[a]	500	482,915
FHLMC Multifamily Structured Pass Through Certificates
Series K007, Class A2
4.22%, 03/25/20	946	961,830
Series K008, Class A2
3.53%, 06/25/20	510	515,638

Security	Principal (000s)	Value
Series K009, Class A2
3.81%, 08/25/20	$1,520	$1,544,797
Series K010, Class A2
4.33%, 10/25/20[a]	1,000	1,029,386
Series K011, Class A1
2.92%, 08/25/20	52	52,249
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	500	511,525
Series K014, Class A1
2.79%, 10/25/20	79	78,375
Series K015, Class A2
3.23%, 07/25/21	1,000	1,004,404
Series K017, Class A2
2.87%, 12/25/21	1,025	1,017,858
Series K018, Class A2
2.79%, 01/25/22	405	400,818
Series K019, Class A1
1.46%, 09/25/21	102	99,648
Series K019, Class A2
2.27%, 03/25/22	1,000	970,730
Series K020, Class A2
2.37%, 05/25/22	600	583,734
Series K022, Class A2
2.36%, 07/25/22	700	679,142
Series K023, Class A2
2.31%, 08/25/22	1,000	967,261
Series K025, Class A2
2.68%, 10/25/22	1,175	1,152,394
Series K026, Class A2
2.51%, 11/25/22	1,000	973,444
Series K027, Class A2
2.64%, 01/25/23	1,110	1,085,110
Series K028, Class A2
3.11%, 02/25/23	210	209,445
Series K029, Class A2
3.32%, 02/25/23[a]	1,000	1,005,864
Series K030, Class A1
2.78%, 09/25/22	513	509,848
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,002,842
Series K032, Class A1
3.02%, 02/25/23	464	464,158
Series K032, Class A2
3.31%, 05/25/23[a]	180	180,918

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
Series K033, Class A2
3.06%, 07/25/23[a]	$1,000	$993,088
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,015,018
Series K035, Class A2
3.46%, 08/25/23[a]	500	505,596
Series K036, Class A2
3.53%, 10/25/23[a]	1,650	1,674,450
Series K037, Class A2
3.49%, 01/25/24	1,150	1,164,800
Series K038, Class A1
2.60%, 10/25/23	712	702,600
Series K038, Class A2
3.39%, 03/25/24	1,000	1,007,997
Series K044, Class A2
2.81%, 01/25/25	1,250	1,217,374
Series K045, Class A2
3.02%, 01/25/25	1,000	985,740
Series K046, Class A2
3.21%, 03/25/25	1,000	996,453
Series K049, Class A2
3.01%, 07/25/25	1,000	982,809
Series K050, Class A2
3.33%, 08/25/25[a]	1,050	1,052,900
Series K051, Class A2
3.31%, 09/25/25	1,000	999,915
Series K052, Class A1
2.60%, 01/25/25	426	419,407
Series K052, Class A2
3.15%, 11/25/25	2,000	1,977,749
Series K054, Class A2
2.75%, 01/25/26	1,700	1,630,637
Series K055, Class A2
2.67%, 03/25/26	1,250	1,190,779
Series K056, Class A2
2.53%, 05/25/26	1,000	941,681
Series K058, Class A1
2.34%, 07/25/26	1,451	1,387,818
Series K059, Class A2
3.12%, 09/25/26[a]	2,200	2,156,630
Series K060, Class A2
3.30%, 10/25/26	100	99,224
Series K061, Class A2
3.35%, 11/25/26[a]	1,300	1,293,385

Security	Principal (000s)	Value
Series K062, Class A2
3.41%, 12/25/26	$1,500	$1,497,281
Series K063, Class A2
3.43%, 01/25/27[a]	1,600	1,599,126
Series K064, Class A1
2.89%, 10/25/26	1,224	1,203,065
Series K064, Class A2
3.22%, 03/25/27	1,325	1,302,762
Series K065, Class A2
3.24%, 04/25/27	1,400	1,377,994
Series K066, Class A2
3.12%, 06/25/27	1,400	1,364,096
Series K067, Class A1
2.90%, 03/25/27	987	969,639
Series K068, Class A2
3.24%, 08/25/27	1,000	983,851
Series K071, Class A2
3.29%, 11/25/27	1,000	985,845
Series K072, Class A2
3.44%, 12/25/27	1,450	1,447,446
Series K074, Class A2
3.60%, 01/25/28	1,000	1,011,097
Series K152, Class A2
3.08%, 01/25/31	250	237,402
Series K504, Class A2
2.57%, 09/25/20[a]	1,200	1,194,792
Series K712, Class A2
1.87%, 11/25/19	964	949,315
Series K715, Class A2
2.86%, 01/25/21	1,500	1,495,461
Series K717, Class A2
2.99%, 09/25/21	750	748,664
Series K720, Class A1
2.32%, 11/25/21	850	835,331
Series K720, Class A2
2.72%, 06/25/22	800	789,149
Series K721, Class A1
2.61%, 01/25/22	416	412,729
Series K721, Class A2
3.09%, 08/25/22[a]	1,000	998,644
Series K724, Class A2
3.06%, 11/25/23[a]	1,400	1,389,105
Series K728, Class A2
3.06%, 08/25/24[a]	1,000	989,290

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Security	Principal (000s)	Value
Series K729, Class A1
2.95%, 02/25/24	$992	$987,122
Series K729, Class A2
3.14%, 10/25/24	1,000	993,008
Series K731, Class A2
3.60%, 02/25/25[a]	1,000	1,022,800
Series KS03, Class A4
3.16%, 05/25/25[a]	1,000	993,646

		95,385,596

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $98,868,632)		95,385,596

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	1,260	$1,259,873

		1,259,873

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,259,873)		1,259,873

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $257,279,117)		249,213,065
Other Assets, Less Liabilities — (0.02)%		(55,895)

NET ASSETS — 100.00%		$249,157,170

[a]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[b]	Affiliate of the Fund.

[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,482	—	(222)[b]	1,260	$1,259,873	$4,120	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collateralized mortgage obligations	$—	$152,567,596	$—	$152,567,596
U.S. government agency obligations	—	95,385,596	—	95,385,596
Money market funds	1,259,873	—	—	1,259,873

Total	$1,259,873	$247,953,192	$—	$249,213,065

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® GNMA BOND ETF

April 30, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.71%

MORTGAGE-BACKED SECURITIES — 99.71%
Government National Mortgage Association
2.50%, 01/15/28	$11	$10,639
2.50%, 02/20/28	22	21,318
2.50%, 01/20/31	333	325,239
2.50%, 04/20/43	38	35,619
2.50%, 05/01/48[a]	950	897,453
3.00%, 07/15/27	17	17,042
3.00%, 09/15/27	21	20,614
3.00%, 01/20/31	471	471,073
3.00%, 07/20/31	741	741,649
3.00%, 02/20/32	1,013	1,013,277
3.00%, 09/15/42	11	10,725
3.00%, 10/15/42	84	82,165
3.00%, 09/20/43	2,117	2,076,480
3.00%, 08/20/44	1,207	1,182,775
3.00%, 05/20/45	715	699,650
3.00%, 10/20/45	520	508,901
3.00%, 02/20/46	1,774	1,736,415
3.00%, 05/20/46	1,513	1,478,348
3.00%, 06/20/46	1,742	1,701,695
3.00%, 07/20/46	2,690	2,628,289
3.00%, 09/20/46	1,999	1,953,335
3.00%, 12/15/46	516	505,319
3.00%, 02/20/47	567	554,515
3.00%, 07/20/47	1,128	1,099,676
3.00%, 05/01/48[a]	14,659	14,283,827
3.50%, 02/15/26	11	10,840
3.50%, 11/15/26	8	7,857
3.50%, 02/20/27	21	21,356
3.50%, 01/20/31	128	131,225
3.50%, 09/15/41	14	13,810
3.50%, 09/15/42	47	46,609
3.50%, 10/15/42	15	15,429
3.50%, 11/15/42	89	89,638
3.50%, 03/15/43	74	74,840
3.50%, 05/15/43	77	77,917
3.50%, 04/20/45	1,102	1,106,982
3.50%, 03/20/46	1,756	1,761,808
3.50%, 06/20/46	2,296	2,304,326

Security	Principal (000s)	Value
3.50%, 07/20/46	$16,609	$16,668,073
3.50%, 12/20/46	603	604,943
3.50%, 01/20/47	197	197,911
3.50%, 02/20/47	617	619,171
3.50%, 03/20/47	677	678,771
3.50%, 04/20/47	309	309,881
3.50%, 08/20/47	452	452,791
3.50%, 10/20/47	8,510	8,527,927
3.50%, 12/15/47	736	739,018
3.50%, 12/20/47	877	881,252
3.50%, 01/20/48	4,423	4,431,365
3.50%, 05/01/48[a]	6,723	6,728,994
4.00%, 03/20/26	7	7,388
4.00%, 07/20/26	6	5,955
4.00%, 02/15/41	24	25,048
4.00%, 03/15/41	21	22,123
4.00%, 04/15/41	74	76,801
4.00%, 05/15/41	15	15,558
4.00%, 12/15/41	24	24,890
4.00%, 01/15/42	17	17,655
4.00%, 02/15/42	59	60,666
4.00%, 03/15/42	98	100,662
4.00%, 05/15/42	19	19,850
4.00%, 08/15/42	27	27,422
4.00%, 09/20/42	490	505,076
4.00%, 04/15/44	140	144,421
4.00%, 05/15/44	116	119,432
4.00%, 08/20/44	90	92,317
4.00%, 10/20/44	969	997,976
4.00%, 08/15/45	7,037	7,234,550
4.00%, 09/20/45	2,721	2,798,340
4.00%, 10/20/45	24	24,363
4.00%, 01/20/46	39	40,199
4.00%, 03/20/46	456	468,962
4.00%, 07/20/46	46	47,629
4.00%, 09/20/46	1,339	1,374,757
4.00%, 11/20/46	551	566,172
4.00%, 12/15/46	85	87,657
4.00%, 11/20/47	635	650,059
4.00%, 03/20/48	1,107	1,133,064
4.00%, 04/20/48	225	230,453
4.00%, 05/01/48[a]	3,472	3,550,662
4.50%, 04/15/24	11	11,541

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GNMA BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.50%, 07/20/24	$7	$6,756
4.50%, 08/15/39	304	317,304
4.50%, 07/15/40	82	85,207
4.50%, 08/15/40	138	144,422
4.50%, 11/20/45	757	791,868
4.50%, 08/20/46	1,316	1,385,591
4.50%, 09/20/46	205	216,067
4.50%, 10/20/46	226	237,618
4.50%, 11/20/46	245	258,431
4.50%, 12/20/47	264	274,313
4.50%, 01/20/48	1,011	1,049,756
4.50%, 02/20/48	2,705	2,809,400
4.50%, 05/01/48[a]	150	155,637
5.00%, 07/15/39	59	62,862
5.00%, 07/20/42	314	333,846
5.00%, 07/20/46	151	159,535
5.00%, 12/20/47	2,315	2,420,813
5.00%, 05/01/48[a]	143	150,315
5.50%, 10/15/38	40	43,801
5.50%, 07/20/40	505	545,658
5.50%, 05/01/48[a]	455	486,888
6.00%, 09/20/38	50	55,216
6.00%, 05/01/48[a]	200	222,500

		113,254,224

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $114,642,657)		113,254,224

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 25.44%

MONEY MARKET FUNDS — 25.44%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	28,890	$28,889,763

		28,889,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,889,763)		28,889,763

TOTAL INVESTMENTS IN SECURITIES — 125.15%
(Cost: $143,532,420)		142,143,987
Other Assets, Less Liabilities — (25.15)%		(28,563,722)

NET ASSETS — 100.00%		$113,580,265

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	78,122	—	(49,232)[b]	28,890	$28,889,763	$424,131	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GNMA BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government agency obligations	$—	$113,254,224	$—	$113,254,224
Money market funds	28,889,763	—	—	28,889,763

Total	$28,889,763	$113,254,224	$—	$142,143,987

See notes to financial statements.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.35%
U.S. Treasury Floating Rate Note
(3 mo.Treasury money market yield)
1.84%, 01/31/20[a]	$3,378	$3,376,987
(3 mo.Treasury money market yield + 0.033%)
1.88%, 04/30/20[a]	7,389	7,389,616
(3 mo.Treasury money market yield + 0.048%)
1.89%, 10/31/19[a]	633	633,402
(3 mo.Treasury money market yield + 0.060%)
1.90%, 07/31/19[a]	26,136	26,167,896
(3 mo.Treasury money market yield + 0.070%)
1.91%, 04/30/19[a]	15,947	15,966,229
(3 mo.Treasury money market yield + 0.140%)
1.98%, 01/31/19[a]	15,516	15,539,138
(3 mo.Treasury money market yield + 0.170%)
2.01%, 10/31/18[a]	12,903	12,918,070
(3 mo.Treasury money market yield + 0.174%)
2.02%, 07/31/18[a]	12,888	12,896,038

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $94,866,042)		94,887,376

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	404	$403,702

TOTAL MONEY MARKET FUNDS
(Cost: $403,702)		403,702
TOTAL INVESTMENTS IN SECURITIES — 99.77%
(Cost: $95,269,744)		95,291,078
Other Assets, Less Liabilities — 0.23%		223,984

NET ASSETS — 100.00%		$95,515,062

[a]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	5	399	[b]	—	404	$403,702	$7,943	$3	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® TREASURY FLOATING RATE BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$94,887,376	$—	$94,887,376
Money market funds	403,702	—	—	403,702

Total	$403,702	$94,887,376	$—	$95,291,078

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.18%
U.S. Treasury Note/Bond
1.13%, 08/31/21	$98,239	$93,373,100
1.25%, 03/31/21	57,590	55,371,885
1.38%, 02/29/20	13,786	13,514,588
1.38%, 05/31/20	29,182	28,507,166
1.38%, 10/31/20	7,878	7,649,661
1.38%, 04/30/21	7,034	6,779,018
1.38%, 06/30/23	52,975	49,332,969
1.38%, 08/31/23	9,068	8,421,551
1.50%, 05/31/19	63,442	62,894,317
1.50%, 11/30/19	85,715	84,482,847
1.50%, 05/31/20	97,320	95,305,172
1.50%, 06/15/20	58,846	57,609,315
1.50%, 08/15/26	9,924	8,881,950
1.63%, 06/30/19	52,040	51,615,142
1.63%, 07/31/19	262,591	260,201,012
1.63%, 08/31/19	18,115	17,933,850
1.63%, 11/30/20	81,044	79,100,210
1.63%, 04/30/23	24,904	23,546,927
1.63%, 05/31/23	31,966	30,185,394
1.63%, 02/15/26	30,543	27,791,744
1.63%, 05/15/26	39,431	35,765,149
1.75%, 09/30/19	210,518	208,568,965
1.75%, 11/30/21	66,889	64,720,333
1.75%, 02/28/22	113,344	109,385,814
1.75%, 06/30/22	43,930	42,232,861
1.75%, 09/30/22	12,000	11,497,223
1.75%, 01/31/23	13,130	12,529,405
1.75%, 05/15/23	2,512	2,388,461
1.88%, 01/31/22	65,504	63,554,233
1.88%, 02/28/22	23,360	22,646,425
1.88%, 03/31/22	20,561	19,916,863
1.88%, 04/30/22	80,999	78,372,860
1.88%, 07/31/22	30,312	29,253,448
1.88%, 08/31/22	110,273	106,339,831
1.88%, 09/30/22	77,666	74,817,235
2.00%, 07/31/20	18,447	18,228,564
2.00%, 11/30/20	130,509	128,592,543
2.00%, 02/28/21	35,921	35,315,128
2.00%, 08/31/21	40,811	39,918,259
2.00%, 12/31/21	23,360	22,782,388
2.00%, 10/31/22	16,410	15,878,598

Security	Principal (000s)	Value
2.00%, 02/15/25	$138,175	$130,548,388
2.00%, 08/15/25	202,418	190,343,988
2.00%, 11/15/26	70,027	65,100,491
2.13%, 09/30/24	8,976	8,579,093
2.13%, 08/31/20	32,849	32,528,209
2.13%, 01/31/21	54,697	53,987,550
2.13%, 06/30/21	98,156	96,553,199
2.13%, 08/15/21	85,885	84,375,303
2.13%, 09/30/21	81,228	79,724,013
2.13%, 12/31/21	39,368	38,572,853
2.13%, 06/30/22	32,826	32,039,971
2.13%, 12/31/22	40,644	39,490,876
2.13%, 05/15/25	81,831	77,781,385
2.25%, 03/31/21	17,984	17,792,920
2.25%, 04/30/21	155,064	153,319,728
2.25%, 01/31/24	44,479	43,083,819
2.25%, 11/15/24	144,935	139,432,384
2.25%, 11/15/25	65,089	62,155,006
2.25%, 02/15/27	158,638	150,241,340
2.25%, 08/15/27	13,095	12,367,102
2.38%, 12/31/20	41,201	40,964,416
2.38%, 08/15/24	261,038	253,523,156
2.38%, 05/15/27	48,352	46,213,935
2.50%, 08/15/23	16,224	15,972,937
2.50%, 02/15/45	88,644	79,080,055
2.50%, 02/15/46	27,063	24,056,825
2.50%, 05/15/46	84,422	74,980,586
2.63%, 08/15/20	3,171	3,176,450
2.63%, 11/15/20	135,385	135,511,423
2.75%, 08/15/42	29,326	27,702,477
2.75%, 11/15/42	33,994	32,080,887
2.88%, 05/15/43	5,966	5,750,528
2.88%, 08/15/45	87,530	83,998,028
2.88%, 11/15/46	149,275	143,024,109
3.00%, 11/15/44	40,400	39,754,547
3.00%, 02/15/47	5,934	5,826,187
3.00%, 05/15/47	7,624	7,483,730
3.13%, 05/15/21	4,494	4,555,617
3.13%, 11/15/41	74,681	75,457,083
3.13%, 02/15/42	2,684	2,711,256
3.13%, 02/15/43	7,123	7,178,346
3.13%, 08/15/44	34,127	34,357,523
3.38%, 11/15/19	25,496	25,858,521
3.38%, 05/15/44	10,479	11,017,570

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TREASURY BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.50%, 05/15/20	$136,939	$139,586,335
3.63%, 08/15/19	11,595	11,775,266
3.63%, 02/15/21	25,068	25,751,084
3.75%, 11/15/43	53,090	59,311,037
3.88%, 08/15/40	5,354	6,070,098
4.25%, 05/15/39	8,729	10,395,693
4.25%, 11/15/40	14,196	16,966,438
4.38%, 02/15/38	27,388	32,984,232
4.38%, 05/15/41	2,951	3,593,847
4.50%, 02/15/36	21,014	25,431,865
4.50%, 05/15/38	25,882	31,705,817
4.75%, 02/15/37	4,495	5,636,309
5.00%, 05/15/37	2,689	3,472,171
5.25%, 02/15/29	13,526	16,402,388
5.50%, 08/15/28	4,882	5,987,315
6.25%, 05/15/30	2,774	3,696,872
6.75%, 08/15/26	13,740	17,632,413
7.13%, 02/15/23	105,745	126,328,219
8.13%, 05/15/21	3,302	3,828,385
U.S. Treasury STRIPS Coupon
0.00%, 08/15/36[a]	11,525	6,559,379

		5,446,571,377

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,626,619,940)		5,446,571,377

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,c]	38,598	$38,597,864

		38,597,864

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,597,864)		38,597,864

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $5,665,217,804)		5,485,169,241
Other Assets, Less Liabilities — 0.12%		6,762,275

NET ASSETS — 100.00%		$5,491,931,516

STRIPS — Separate Trading of Registered Interest & Principal of Securities

[a]	Zero-coupon bond.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,863	32,735	[b]	—	38,598	$38,597,864	$328,614	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TREASURY BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$5,446,571,377	$—	$5,446,571,377
Money market funds	38,597,864	—	—	38,597,864

Total	$38,597,864	$5,446,571,377	$—	$5,485,169,241

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$256,019,244	$114,642,657	$94,866,042
Affiliated (Note 2)	1,259,873	28,889,763	403,702

Total cost of investments in securities	$257,279,117	$143,532,420	$95,269,744

Investments in securities, at fair value (Note 1):
Unaffiliated	$247,953,192	$113,254,224	$94,887,376
Affiliated (Note 2)	1,259,873	28,889,763	403,702
Cash	1,914	—	226,029
Receivables:
Investment securities sold	1,332,349	4,779,824	—
Due from custodian (Note 4)	—	—	388,840
Dividends and interest	704,799	361,714	7,844

Total Assets	251,252,127	147,285,525	95,913,791

LIABILITIES
Payables:
Investment securities purchased	2,043,648	33,693,949	388,840
Investment advisory fees (Note 2)	51,309	11,311	9,889

Total Liabilities	2,094,957	33,705,260	398,729

NET ASSETS	$249,157,170	$113,580,265	$95,515,062

Net assets consist of:
Paid-in capital	$257,352,290	$119,433,141	$95,371,385
Undistributed (distributions in excess of) net investment income	547,264	(77,179)	111,222
Undistributed net realized gain (accumulated net realized loss)	(676,332)	(4,387,264)	11,121
Net unrealized appreciation (depreciation)	(8,066,052)	(1,388,433)	21,334

NET ASSETS	$249,157,170	$113,580,265	$95,515,062

Shares outstanding[a]	5,000,000	2,350,000	1,900,000

Net asset value per share	$49.83	$48.33	$50.27

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2018

iShares U.S. Treasury Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$5,626,619,940
Affiliated (Note 2)	38,597,864

Total cost of investments in securities	$5,665,217,804

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,446,571,377
Affiliated (Note 2)	38,597,864
Receivables:
Dividends and interest	36,444,533

Total Assets	5,521,613,774

LIABILITIES
Payables:
Investment securities purchased	29,005,648
Investment advisory fees (Note 2)	676,610

Total Liabilities	29,682,258

NET ASSETS	$5,491,931,516

Net assets consist of:
Paid-in capital	$5,688,238,365
Undistributed net investment income	8,908,894
Accumulated net realized loss	(25,167,180)
Net unrealized depreciation	(180,048,563)

NET ASSETS	$5,491,931,516

Shares outstanding[a]	224,400,000

Net asset value per share	$24.47

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$4,120	$424,131	$7,943
Interest — unaffiliated	3,549,790	834,833	356,258

Total investment income	3,553,910	1,258,964	364,201

EXPENSES
Investment advisory fees (Note 2)	307,305	92,850	33,849
Proxy fees	26	19	3

Total expenses	307,331	92,869	33,852
Less investment advisory fees waived (Note 2)	—	(30,168)	—

Net expenses	307,331	62,701	33,852

Net investment income	3,246,579	1,196,263	330,349

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(98,728)	(2,733,978)	6,974
In-kind redemptions — unaffiliated	—	—	4,144
Realized gain distributions from affiliated funds	—	—	3

Net realized gain (loss)	(98,728)	(2,733,978)	11,121

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(8,558,000)	(979,167)	7,176

Net change in unrealized appreciation/depreciation	(8,558,000)	(979,167)	7,176

Net realized and unrealized gain (loss)	(8,656,728)	(3,713,145)	18,297

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,410,149)	$(2,516,882)	$348,646

See notes to financial statements.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2018

iShares U.S. Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$328,614
Interest — unaffiliated	51,863,368

Total investment income	52,191,982

EXPENSES
Investment advisory fees (Note 2)	3,967,980
Proxy fees	428

Total expenses	3,968,408

Net investment income	48,223,574

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,397,825)
In-kind redemptions — unaffiliated	1,994,549

Net realized loss	(11,403,276)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(136,886,150)

Net change in unrealized appreciation/depreciation	(136,886,150)

Net realized and unrealized loss	(148,289,426)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(100,065,852)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares CMBS ETF		iShares GNMA Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,246,579	$5,818,836	$1,196,263	$2,533,359
Net realized loss	(98,728)	(353,469)	(2,733,978)	(1,648,474)
Net change in unrealized appreciation/depreciation	(8,558,000)	(3,868,811)	(979,167)	(881,534)

Net increase (decrease) in net assets resulting from operations	(5,410,149)	1,596,556	(2,516,882)	3,351

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,243,527)	(5,610,333)	(1,273,442)	(2,538,171)
From net realized gain	—	—	—	(833,139)
Return of capital	—	—	—	(368,616)

Total distributions to shareholders	(3,243,527)	(5,610,333)	(1,273,442)	(3,739,926)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,125,953	30,882,686	51,144,505	14,895,077
Cost of shares redeemed	(2,562,409)	(23,033,765)	(60,600,817)	(59,707,008)

Net increase (decrease) in net assets from capital share transactions	7,563,544	7,848,921	(9,456,312)	(44,811,931)

INCREASE (DECREASE) IN NET ASSETS	(1,090,132)	3,835,144	(13,246,636)	(48,548,506)

NET ASSETS
Beginning of period	250,247,302	246,412,158	126,826,901	175,375,407

End of period	$249,157,170	$250,247,302	$113,580,265	$126,826,901

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$547,264	$544,212	$(77,179)	$—

SHARES ISSUED AND REDEEMED
Shares sold	200,000	600,000	1,050,000	300,000
Shares redeemed	(50,000)	(450,000)	(1,250,000)	(1,200,000)

Net increase (decrease) in shares outstanding	150,000	150,000	(200,000)	(900,000)

See notes to financial statements.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Treasury Floating Rate Bond ETF		iShares U.S. Treasury Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$330,349	$182,039	$48,223,574	$62,600,407
Net realized gain (loss)	11,121	10,130	(11,403,276)	(5,259,672)
Net change in unrealized appreciation/depreciation	7,176	3,498	(136,886,150)	(53,408,393)

Net increase (decrease) in net assets resulting from operations	348,646	195,667	(100,065,852)	3,932,342

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(261,743)	(144,126)	(46,388,237)	(57,965,180)

Total distributions to shareholders	(261,743)	(144,126)	(46,388,237)	(57,965,180)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	75,330,955	10,033,261	984,754,897	3,486,165,656
Cost of shares redeemed	(5,024,298)	(5,018,905)	(558,002,840)	(856,094,795)

Net increase in net assets from capital share transactions	70,306,657	5,014,356	426,752,057	2,630,070,861

INCREASE IN NET ASSETS	70,393,560	5,065,897	280,297,968	2,576,038,023

NET ASSETS
Beginning of period	25,121,502	20,055,605	5,211,633,548	2,635,595,525

End of period	$95,515,062	$25,121,502	$5,491,931,516	$5,211,633,548

Undistributed net investment income included in net assets at end of period	$111,222	$42,616	$8,908,894	$7,073,557

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	200,000	39,800,000	138,700,000
Shares redeemed	(100,000)	(100,000)	(22,500,000)	(34,000,000)

Net increase in shares outstanding	1,400,000	100,000	17,300,000	104,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$51.60	$52.43	$51.45	$51.46	$51.08	$51.75

Income from investment operations:
Net investment income[a]	0.66	1.28	1.20	1.17	1.09	1.04
Net realized and unrealized gain (loss)[b]	(1.77)	(0.88)	0.97	(0.03)	0.32	(0.64)

Total from investment operations	(1.11)	0.40	2.17	1.14	1.41	0.40

Less distributions from:
Net investment income	(0.66)	(1.23)	(1.19)	(1.15)	(1.03)	(1.07)

Total distributions	(0.66)	(1.23)	(1.19)	(1.15)	(1.03)	(1.07)

Net asset value, end of period	$49.83	$51.60	$52.43	$51.45	$51.46	$51.08

Total return	(2.16)%[c]	0.80%	4.27%	2.22%	2.80%	0.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$249,157	$250,247	$246,412	$169,782	$126,085	$81,724
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.64%	2.49%	2.29%	2.28%	2.13%	2.03%
Portfolio turnover rate[e]	6%[c]	19%	61%	40%	45%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$49.74	$50.83	$50.26	$50.32	$48.91	$50.29

Income from investment operations:
Net investment income[a]	0.47	0.80	0.53	0.57	0.43	0.31
Net realized and unrealized gain (loss)[b]	(1.37)	(0.72)	0.83	0.27	1.44	(1.03)

Total from investment operations	(0.90)	0.08	1.36	0.84	1.87	(0.72)

Less distributions from:
Net investment income	(0.51)	(0.79)	(0.54)	(0.59)	(0.46)	(0.36)
Net realized gain	—	(0.26)	(0.25)	(0.31)	—	(0.16)
Return of capital	—	(0.12)	—	—	—	(0.14)

Total distributions	(0.51)	(1.17)	(0.79)	(0.90)	(0.46)	(0.66)

Net asset value, end of period	$48.33	$49.74	$50.83	$50.26	$50.32	$48.91

Total return	(1.83)%[c]	0.18%	2.71%	1.68%	3.84%	(1.44)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$113,580	$126,827	$175,375	$60,309	$40,254	$29,346
Ratio of expenses to average net assets[d]	0.10%	0.12%	0.10%	0.11%	0.15%	0.17%
Ratio of expenses to average net assets prior to waived fees[d]	0.15%	0.15%	0.15%	0.15%	0.21%	0.25%
Ratio of net investment income to average net assets[d]	1.93%	1.60%	1.05%	1.13%	0.88%	0.64%
Portfolio turnover rate[e,f]	582%[c]	917%	1,233%	1,071%	1,242%	1,335%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from Feb. 3, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$50.24	$50.14	$50.08	$50.10	$50.09

Income from investment operations:
Net investment income[b]	0.36	0.39	0.14	0.05	0.03
Net realized and unrealized gain (loss)[c]	0.01	0.01	0.06	(0.02)	0.01

Total from investment operations	0.37	0.40	0.20	0.03	0.04

Less distributions from:
Net investment income	(0.34)	(0.30)	(0.14)	(0.05)	(0.03)

Total distributions	(0.34)	(0.30)	(0.14)	(0.05)	(0.03)

Net asset value, end of period	$50.27	$50.24	$50.14	$50.08	$50.10

Total return	0.74%[d]	0.80%	0.40%	0.05%	0.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$95,515	$25,122	$20,056	$15,025	$5,010
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.11%	0.00%	0.00%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.46%	0.77%	0.29%	0.10%	0.09%
Portfolio turnover rate[f]	35%[d]	68%	25%	62%	57%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$25.16	$25.74	$25.28	$25.01	$24.63	$25.27

Income from investment operations:
Net investment income[a]	0.22	0.40	0.36	0.33	0.30	0.21
Net realized and unrealized gain (loss)[b]	(0.69)	(0.61)	0.45	0.25	0.36	(0.61)

Total from investment operations	(0.47)	(0.21)	0.81	0.58	0.66	(0.40)

Less distributions from:
Net investment income	(0.22)	(0.37)	(0.35)	(0.31)	(0.28)	(0.24)

Total distributions	(0.22)	(0.37)	(0.35)	(0.31)	(0.28)	(0.24)

Net asset value, end of period	$24.47	$25.16	$25.74	$25.28	$25.01	$24.63

Total return	(1.89)%[c]	(0.82)%	3.23%	2.32%	2.69%	(1.57)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,491,932	$5,211,634	$2,635,596	$1,519,361	$237,581	$98,523
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.82%	1.58%	1.39%	1.30%	1.21%	0.84%
Portfolio turnover rate[e]	17%[c]	47%	48%	36%	38%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
U.S. Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares GNMA Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s, investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities — affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
CMBS	0.25%
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.15

For its investment advisory services to the iShares GNMA Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies. For the six months ended April 30, 2018, BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $30,168.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2018, the purchase and sales transactions executed by the iShares U.S. Treasury Bond ETF pursuant to Rule 17a-7 under the 1940 Act were $371,434,233 and $384,532,289, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$11,592,736	$8,575,054	$11,499,432	$6,827,459
GNMA Bond	706,874,599	715,832,943	—	—
Treasury Floating Rate Bond	15,907,102	11,865,026	—	—
U.S. Treasury Bond	902,365,478	886,181,972	—	—

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Treasury Floating Rate Bond	$73,209,351	$4,871,737
U.S. Treasury Bond	951,842,488	538,065,136

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
CMBS	$571,411
GNMA Bond	1,613,966
U.S. Treasury Bond	11,023,147

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$257,285,310	$191,700	$(8,263,945)	$(8,072,245)
GNMA Bond	143,571,740	3,077	(1,430,830)	(1,427,753)
Treasury Floating Rate Bond	95,269,744	21,838	(504)	21,334
U.S. Treasury Bond	5,667,958,561	—	(182,789,320)	(182,789,320)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
CMBS	$0.663034	$—	$—	$0.663034	100%	—%	—%	100%
GNMA Bond	0.434853	—	0.070612	0.505465	86	—	14	100
Treasury Floating Rate Bond	0.340441	—	—	0.340441	100	—	—	100
U.S. Treasury Bond	0.217451	—	—	0.217451	100	—	—	100

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	49

Notes:

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Interactive Data Pricing and Reference Data LLC. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1005-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ
➢	iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX

Fund Performance Overview

iSHARES® CORE 1-5 YEAR USD BOND ETF

Performance as of April 30, 2018

The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg Barclays U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -0.98%, net of fees, while the total return for the Index was -0.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.13)%	(0.27)%	(0.06)%	(0.13)%	(0.27)%	(0.06)%
5 Years	1.05%	1.04%	1.16%	5.36%	5.30%	5.92%
Since Inception	1.08%	1.09%	1.20%	6.15%	6.18%	6.82%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Index Performance through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 1-5 Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$990.20	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 4/30/18

Investment Type	Percentage of Total Investments [1]

U.S. Government Obligations	48.34%
Corporate Bonds & Notes	36.52
Mortgage-Backed Securities	7.53
Foreign Government Obligations	4.63
U.S. Government Agency Obligations	2.65
Asset-Backed Securities	0.33

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	60.27%
Aa	4.70
A	13.65
Baa	11.12
Ba	3.84
B	2.95
Caa	1.03
Ca	0.03
C	0.01
Not Rated	2.40

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

Performance as of April 30, 2018

The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Barclays Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 1.14%, net of fees, while the total return for the Index was 1.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.71%	2.68%	2.76%	2.71%	2.68%	2.76%
Since Inception	3.55%	3.62%	3.58%	9.00%	9.20%	9.08%

The inception date of the Fund was 11/10/15. The first day of secondary market trading was 11/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,011.40	$0.45	$1,000.00	$1,024.30	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

TEN LARGEST COUNTRIES

As of 4/30/18

Country	Percentage of Total Investments*
France	13.19%
Japan	12.54
Germany	11.27
United Kingdom	10.75
Italy	8.97
Spain	6.15
Canada	5.90
Supranational	3.35
Netherlands	3.34
Australia	3.11

TOTAL	78.57%

ALLOCATION BY MATURITY

As of 4/30/18

Maturity	Percentage of Total Investments*

0-1 Year	2.04%
1-5 Years	39.49
5-10 Years	30.87
10-15 Years	8.97
15-20 Years	5.84
More than 20 Years	12.79

TOTAL	100.00%

*	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE	7

Schedule of Investments (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Shares or Principal (000s)	Value
COMMON STOCKS — 0.00%

DIVERSIFIED FINANCIAL SERVICES — 0.00%
HoldCo.[a,b]	16	$15,264

		15,264

TOTAL COMMON STOCKS
(Cost: $15,264)		15,264

PREFERRED STOCKS — 0.00%

DIVERSIFIED FINANCIAL SERVICES — 0.00%
HoldCo. Preference Shares[a,b]	1	97

		97

TOTAL PREFERRED STOCKS
(Cost: $97)		97

ASSET-BACKED SECURITIES — 0.33%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 07/15/22	$500	497,133
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.15%, 07/15/21	500	496,938
Series 2016-A1, Class A1
1.75%, 11/19/21	1,000	984,424
Series 2017-A3, Class A3
1.92%, 04/07/22	2,000	1,966,584
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.67%, 01/18/22	250	246,968
Series 2014-A4, Class A4
2.12%, 12/15/21	500	496,916
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3
1.32%, 01/15/21 (Call 07/15/20)	780	772,033
Synchrony Credit Card Master Note Trust
Series 2015-1, Class A
2.37%, 03/15/23	800	791,845

TOTAL ASSET-BACKED SECURITIES
(Cost: $6,356,741)		6,252,841

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.40%

MORTGAGE-BACKED SECURITIES — 0.40%
COMM Mortgage Trust
Series 2012-CR1, Class A3	$757	$758,666
3.39%, 05/15/45
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	225	231,977
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A5
3.80%, 07/15/47	150	152,347
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS
4.22%, 07/15/46[c]	1,000	1,016,554
Series 2015-C22, Class A4
3.31%, 04/15/48	250	245,310
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4
3.18%, 03/10/46	800	792,354
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB
3.24%, 12/15/47	1,500	1,495,061
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	3,000	2,939,192

		7,631,461

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $7,838,661)		7,631,461

CORPORATE BONDS & NOTES — 36.06%

ADVERTISING — 0.08%
Acosta Inc.
7.75%, 10/01/22 (Call 05/31/18)[d]	100	59,714

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Clear Channel International BV
8.75%, 12/15/20 (Call 05/31/18)[d]	$100	$104,182
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	620	620,595
4.45%, 08/15/20	275	282,337
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/31/18)	195	198,202
WPP Finance 2010
3.63%, 09/07/22	85	83,842
4.75%, 11/21/21	77	79,519

		1,428,391
AEROSPACE & DEFENSE — 0.45%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	260	267,790
5.87%, 02/23/22	100	105,060
6.15%, 08/15/20	200	210,062
BAE Systems Holdings Inc.
6.38%, 06/01/19[d]	175	181,346
Boeing Capital Corp.
4.70%, 10/27/19	25	25,722
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	25	24,303
2.13%, 03/01/22 (Call 02/01/22)	400	386,104
2.35%, 10/30/21	150	146,784
2.80%, 03/01/23 (Call 02/01/23)	55	54,012
4.88%, 02/15/20	235	243,871
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	84	80,314
Harris Corp.
5.55%, 10/01/21	50	53,179
KLX Inc.
5.88%, 12/01/22 (Call 05/31/18)[d]	250	260,770
L3 Technologies Inc.
4.75%, 07/15/20	225	231,914

Security	Principal (000s)	Value
5.20%, 10/15/19	$225	$231,606
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	970	958,845
3.10%, 01/15/23 (Call 11/15/22)	50	49,409
3.35%, 09/15/21	260	261,500
4.25%, 11/15/19	150	153,117
Moog Inc.
5.25%, 12/01/22 (Call 05/31/18)[d]	100	102,098
Northrop Grumman Corp.
2.08%, 10/15/20	50	48,794
2.55%, 10/15/22 (Call 09/15/22)	1,300	1,252,784
3.50%, 03/15/21	385	388,935
Orbital ATK Inc.
5.25%, 10/01/21 (Call 06/14/18)	100	102,146
Pioneer Holdings LLC/Pioneer Finance Corp.
9.00%, 11/01/22 (Call 11/01/19)[d]	25	25,764
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	140	135,619
3.13%, 10/15/20	275	275,976
Rockwell Collins Inc.
1.95%, 07/15/19	55	54,313
2.80%, 03/15/22 (Call 02/15/22)	238	231,124
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/18)	100	100,371
6.00%, 07/15/22 (Call 05/31/18)	250	253,847
Triumph Group Inc.
4.88%, 04/01/21 (Call 05/31/18)	75	72,935
5.25%, 06/01/22 (Call 05/31/18)	65	63,034
United Technologies Corp.
1.50%, 11/01/19	425	416,483

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
1.95%, 11/01/21 (Call 10/01/21)	$560	$536,032
2.30%, 05/04/22 (Call 04/04/22)	250	239,795
3.10%, 06/01/22	125	123,469
4.50%, 04/15/20	275	283,008

		8,632,235
AGRICULTURE — 0.30%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[d]	48	49,715
9.88%, 07/15/21 (Call 05/31/18)	125	118,955
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	480	477,269
2.85%, 08/09/22	390	380,055
4.75%, 05/05/21	275	286,256
9.25%, 08/06/19	220	237,158
BAT Capital Corp.
2.30%, 08/14/20[d]	240	234,833
2.76%, 08/15/22 (Call 07/15/22)[d]	550	529,034
BAT International Finance PLC
2.75%, 06/15/20[d]	288	284,973
3.50%, 06/15/22[d]	250	247,907
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	160	160,088
8.50%, 06/15/19	25	26,445
Cargill Inc.
3.05%, 04/19/21[d]	500	498,480
3.25%, 03/01/23[d]	95	94,130
Imperial Brands Finance PLC
2.95%, 07/21/20[d]	300	297,492
Kernel Holding SA
8.75%, 01/31/22[e]	200	205,546
Philip Morris International Inc.
1.88%, 11/01/19	85	83,733
1.88%, 02/25/21 (Call 01/25/21)	180	173,758
2.38%, 08/17/22 (Call 07/17/22)	96	91,913
2.50%, 08/22/22	50	48,102

Security	Principal (000s)	Value
2.63%, 02/18/22 (Call 01/18/22)	$240	$233,542
2.90%, 11/15/21	245	241,849
4.50%, 03/26/20	50	51,376
Reynolds American Inc.
3.25%, 06/12/20	200	199,864
4.00%, 06/12/22	80	80,806
6.88%, 05/01/20	25	26,717
Viterra Inc.
5.95%, 08/01/20[d]	250	262,870

		5,622,866

AIRLINES — 0.13%
Air Canada
7.75%, 04/15/21[d]	105	114,974
Allegiant Travel Co.
5.50%, 07/15/19	115	116,337
American Airlines Group Inc.
4.63%, 03/01/20[d]	75	75,497
5.50%, 10/01/19[d]	175	178,500
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	140	144,040
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	32	33,158
Delta Air Lines Inc.
2.88%, 03/13/20	250	248,552
3.63%, 03/15/22 (Call 02/15/22)	300	297,096
3.80%, 04/19/23 (Call 03/19/23)	190	188,463
Delta Air Lines Inc. Pass Through Trust
Series 2017-1, Class A
6.82%, 02/10/24	4	4,095
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	232	229,098
2.75%, 11/06/19 (Call 10/06/19)	260	259,147
2.75%, 11/16/22 (Call 10/16/22)	115	111,610

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
United Continental Holdings Inc.
4.25%, 10/01/22	$100	$97,898
6.00%, 12/01/20	65	68,120
Unity 1 Sukuk Ltd.
3.86%, 11/30/21[e]	200	199,542
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[d]	75	75,946
8.50%, 11/15/19[d]	75	76,993

		2,519,066
APPAREL — 0.01%
Nine West Holdings Inc.
8.25%, 03/15/19 [d,f]	25	3,262
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	99,130
William Carter Co. (The)
5.25%, 08/15/21 (Call 06/14/18)	100	101,687

		204,079
AUTO MANUFACTURERS — 1.24%
American Honda Finance Corp.
1.20%, 07/12/19	100	98,136
1.65%, 07/12/21	120	114,552
1.70%, 09/09/21	206	196,382
1.95%, 07/20/20	100	97,683
2.00%, 02/14/20	155	152,542
2.25%, 08/15/19	475	471,751
2.45%, 09/24/20	175	172,657
2.65%, 02/12/21	100	98,942
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 04/15/19)[d]	200	208,044
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)[d]	100	95,362
2.00%, 04/11/21 (Call 03/11/21)[d]	1,130	1,091,546
3.45%, 04/12/23 (Call 03/12/23)[d]	100	99,198
Daimler Finance North America LLC
1.50%, 07/05/19[d]	250	246,057
2.20%, 05/05/20[d]	250	245,188

Security	Principal (000s)	Value
2.25%, 03/02/20[d]	$250	$246,130
2.45%, 05/18/20[d]	300	295,605
2.70%, 08/03/20[d]	150	148,286
2.85%, 01/06/22[d]	400	390,956
3.00%, 02/22/21[d]	500	495,520
3.10%, 05/04/20	400	399,708
3.35%, 05/04/21	500	499,420
3.70%, 05/04/23	250	249,525
3.88%, 09/15/21[d]	250	253,500
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	320	323,603
5.25%, 04/15/23	250	259,600
Ford Motor Credit Co. LLC
2.02%, 05/03/19	200	198,374
2.34%, 11/02/20	1,000	973,590
2.46%, 03/27/20	200	196,922
2.60%, 11/04/19	1,200	1,190,172
2.68%, 01/09/20	400	396,584
3.20%, 01/15/21	750	743,355
3.34%, 03/18/21	1,050	1,042,030
3.34%, 03/28/22 (Call 02/28/22)	200	195,784
5.88%, 08/02/21	750	797,250
General Motors Financial Co. Inc.
2.35%, 10/04/19	215	212,738
2.40%, 05/09/19	150	149,213
2.45%, 11/06/20	70	68,378
3.15%, 01/15/20 (Call 12/15/19)	60	59,935
3.15%, 06/30/22 (Call 05/30/22)	340	330,837
3.20%, 07/13/20 (Call 06/13/20)	460	458,537
3.20%, 07/06/21 (Call 06/06/21)	1,550	1,530,919
3.45%, 01/14/22 (Call 12/14/21)	314	310,354
3.45%, 04/10/22 (Call 02/10/22)	75	73,977
3.70%, 11/24/20 (Call 10/24/20)	600	603,780
4.20%, 03/01/21 (Call 02/01/21)	177	180,083
4.38%, 09/25/21	327	334,106

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Harley-Davidson Financial Services Inc.
2.85%, 01/15/21 (Call 12/15/20)[d]	$100	$98,473
Hyundai Capital America
2.45%, 06/15/21[e]	500	481,805
2.55%, 02/06/19[e]	170	169,169
2.60%, 03/19/20[e]	300	295,209
Hyundai Capital Services Inc.
3.00%, 03/06/22[e]	600	580,200
3.75%, 03/05/23[d]	250	245,310
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[d]	110	109,465
4.13%, 12/15/18[d]	200	200,892
Nissan Motor Acceptance Corp.
1.55%, 09/13/19[d]	135	132,449
2.15%, 09/28/20[d]	250	243,798
2.55%, 03/08/21[d]	250	244,680
PACCAR Financial Corp.
2.05%, 11/13/20	45	43,967
2.30%, 08/10/22	100	96,156
2.50%, 08/14/20	100	98,991
2.80%, 03/01/21	70	69,465
Toyota Motor Credit Corp.
1.40%, 05/20/19	25	24,693
1.55%, 10/18/19	50	49,103
1.90%, 04/08/21	318	307,888
1.95%, 04/17/20	525	515,697
2.13%, 07/18/19	495	491,584
2.15%, 03/12/20	170	167,804
2.15%, 09/08/22	150	143,088
2.20%, 01/10/20	60	59,371
2.60%, 01/11/22	565	553,259
2.70%, 01/11/23	75	73,002
2.75%, 05/17/21	125	123,849
2.80%, 07/13/22	25	24,526
2.95%, 04/13/21	400	398,540
3.30%, 01/12/22	108	108,315
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[d]	200	198,610
2.40%, 05/22/20[d]	200	196,602

		23,542,771

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.08%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 05/31/18)[g]	$175	$180,743
7.75%, 11/15/19	40	42,482
Goodyear Tire & Rubber Co. (The)
8.75%, 08/15/20	65	72,154
IHO Verwaltungs GmbH
4.13% (4.88% PIK), 09/15/21 (Call 09/15/18)[d,h]	200	199,916
International Automotive Components Group SA
9.13%, 06/01/18 (Call 05/23/18)[d]	20	20,065
Toyota Industries Corp.
3.24%, 03/16/23 (Call 02/16/23)[d]	250	246,992
Weichai International Hong Kong Energy Group Co. Ltd.
3.75%, (Call 09/14/22)[c,e,i,j]	400	375,696
ZF North America Capital Inc.
4.00%, 04/29/20[d]	150	151,310
4.50%, 04/29/22[d]	150	153,048

		1,442,406
BANKS — 11.29%
ABN AMRO Bank NV
2.65%, 01/19/21[d]	500	491,420
ADCB Finance Cayman Ltd.
4.50%, 03/06/23[e]	400	400,512
Agricultural Bank of China Ltd./New York
2.00%, 05/21/18	250	249,872
Akbank Turk AS
4.00%, 01/24/20[e]	200	198,844
Al Ahli Bank of Kuwait KSCP
3.50%, 04/05/22[e]	200	194,604
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[e]	200	215,384
Amber Circle Funding Ltd.
3.25%, 12/04/22[e]	480	470,184
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21[d]	250	246,205

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.88%, 01/25/22[d]	$250	$244,223
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	250	244,225
2.25%, 12/19/19[d]	250	247,108
5.10%, 01/13/20[d]	200	206,704
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	200	198,776
2.25%, 11/09/20	250	244,418
2.55%, 11/23/21	250	243,080
2.63%, 05/19/22	250	241,833
2.63%, 11/09/22	250	240,528
Axis Bank Ltd./Dubai
2.88%, 06/01/21[e]	200	194,360
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	200	198,828
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[e]	200	206,010
5.90%, 01/16/21[e]	200	206,218
6.75%, 09/29/19[e]	100	104,630
Banco Davivienda SA
5.88%, 07/09/22[e]	200	209,566
Banco de Bogota SA
5.38%, 02/19/23[e]	200	205,744
Banco de Credito del Peru/Panama
6.13%, 04/24/27 (Call 04/24/22)[c,e,i]	120	128,022
Banco del Estado de Chile
4.13%, 10/07/20[d]	200	203,784
Banco do Brasil SA/Cayman Islands
5.38%, 01/15/21[e]	100	102,479
5.88%, 01/26/22[e]	200	204,306
5.88%, 01/19/23[e]	600	616,062
8.50%, 10/29/49 [c,e,i]	100	108,990
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26[c,e,i]	200	195,270
Banco Nacional de Costa Rica
5.88%, 04/25/21[e]	200	205,940

Security	Principal (000s)	Value
Banco Santander SA
3.50%, 04/11/22	$200	$197,474
3.85%, 04/12/23	200	198,496
Banco Votorantim SA
7.38%, 01/21/20[e]	100	105,024
Bancolombia SA
5.13%, 09/11/22	387	397,832
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[e]	200	200,114
Bank Nederlandse Gemeenten NV
1.75%, 03/24/20[d]	550	540,061
1.88%, 06/11/19[d]	100	99,212
2.50%, 02/16/21[d]	250	247,415
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	125	122,108
2.33%, 10/01/21 (Call 10/01/20)[c,i]	20	19,548
2.37%, 07/21/21 (Call 07/21/20)[c,i]	1,315	1,289,791
2.50%, 10/21/22 (Call 10/21/21)	1,475	1,410,336
2.63%, 10/19/20	350	345,275
2.63%, 04/19/21	220	216,240
2.74%, 01/23/22 (Call 01/23/21)[c,i]	75	73,730
2.82%, 07/21/23 (Call 07/21/22)[c,i]	50	48,338
2.88%, 04/24/23 (Call 04/24/22)[c,i]	425	413,151
3.00%, 12/20/23 (Call 12/20/22)[c,d,i]	2,448	2,375,490
3.12%, 01/20/23 (Call 01/20/22)[c,i]	525	516,652
5.00%, 05/13/21	620	649,989
5.63%, 07/01/20	75	78,829
5.70%, 01/24/22	575	621,592
Series L
2.25%, 04/21/20	350	344,722
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[d]	200	206,094
Bank of China Ltd./Hong Kong
2.88%, 06/30/20[e]	200	197,834

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Bank of China Ltd./Luxembourg
1.88%, 07/12/19[e]	$200	$196,830
2.25%, 07/12/21[e]	200	192,094
Bank of China Ltd./Macau
2.88%, 04/20/22[e]	400	388,708
Bank of China Ltd./Paris
(3 mo. LIBOR US + 0.880%)
2.78%, 11/22/22[c,e]	1,000	1,002,690
Bank of Communications Co. Ltd.
4.50%, 10/03/24 (Call 10/03/19)[c,e,i]	200	200,940
Bank of Communications Co. Ltd./Hong Kong
(3 mo. LIBOR US + 0.780%)
2.62%, 05/15/20[c,e]	200	200,198
(3 mo. LIBOR US + 0.900%)
2.92%, 12/04/22[c,e]	400	401,224
Bank of East Asia Ltd. (The)
6.13%, 07/16/20[e]	200	209,844
Bank of India/Jersey
3.13%, 05/06/20[e]	200	196,394
Bank of Montreal
1.50%, 07/18/19	25	24,604
1.75%, 09/11/19	200	197,018
1.90%, 08/27/21	1,460	1,397,600
2.10%, 06/15/20	325	318,363
2.35%, 09/11/22	250	238,613
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	535	518,672
2.30%, 09/11/19 (Call 08/11/19)	401	398,426
2.45%, 11/27/20 (Call 10/27/20)	315	310,168
2.50%, 04/15/21 (Call 03/15/21)	100	98,199
2.60%, 08/17/20 (Call 07/17/20)	1,975	1,960,819
2.60%, 02/07/22 (Call 01/07/22)	150	146,310
2.66%, 05/16/23 (Call 05/16/22)[c,i]	86	83,282

Security	Principal (000s)	Value
2.95%, 01/29/23 (Call 12/29/22)	$150	$146,904
3.55%, 09/23/21 (Call 08/23/21)	153	154,711
Series G
2.15%, 02/24/20 (Call 01/24/20)	50	49,368
2.20%, 05/15/19 (Call 04/15/19)	100	99,565
Bank of Nova Scotia (The)
1.65%, 06/14/19	275	271,397
2.05%, 06/05/19	375	371,962
2.35%, 10/21/20	300	294,216
2.45%, 09/19/22	305	292,773
2.70%, 03/07/22	485	472,720
2.80%, 07/21/21	103	101,700
3.13%, 04/20/21	750	747,682
4.65%, (Call 10/12/22)[c,i,j]	250	236,030
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21[d]	200	195,456
2.70%, 07/20/22[d]	200	193,102
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	1,900	1,867,016
10.18%, 06/12/21[d]	100	116,975
Barclays PLC
2.75%, 11/08/19	200	198,710
3.20%, 08/10/21	650	641,394
3.25%, 01/12/21	650	644,494
3.68%, 01/10/23 (Call 01/10/22)	200	197,184
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	457	441,403
2.15%, 02/01/21 (Call 01/01/21)	200	194,972
2.45%, 01/15/20 (Call 12/15/19)	405	401,335
2.63%, 06/29/20 (Call 05/29/20)	160	158,546
2.75%, 04/01/22 (Call 03/01/22)	100	97,772
5.25%, 11/01/19	150	154,776

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
BBVA Banco Continental SA
5.00%, 08/26/22[d]	$350	$365,893
BBVA Bancomer SA/Texas
6.50%, 03/10/21[e]	498	525,808
7.25%, 04/22/20[e]	200	209,926
BNP Paribas SA
2.38%, 05/21/20	300	296,427
3.50%, 03/01/23[d]	500	492,420
5.00%, 01/15/21	400	419,580
BNZ International Funding Ltd./London
2.65%, 11/03/22[d]	250	239,478
3.38%, 03/01/23[d]	500	492,025
BOS Funding Ltd.
3.37%, 06/08/20[e]	200	197,254
BPCE SA
2.25%, 01/27/20	250	246,085
2.75%, 12/02/21	250	244,460
3.00%, 05/22/22[d]	250	243,345
12.50%, (Call 09/30/19)[c,d,i,j]	100	111,651
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	250	245,755
Caixa Economica Federal
3.50%, 11/07/22[e]	200	188,964
4.50%, 10/03/18[e]	150	150,795
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	223	219,024
2.10%, 10/05/20	250	243,833
2.55%, 06/16/22	270	261,997
2.70%, 02/02/21	350	344,813
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	417	407,722
2.50%, 05/12/20 (Call 04/12/20)	133	131,016
3.05%, 03/09/22 (Call 02/09/22)	635	621,386
3.20%, 01/30/23 (Call 12/30/22)	150	145,568
3.45%, 04/30/21 (Call 03/30/21)	250	249,962

Security	Principal (000s)	Value
4.75%, 07/15/21	$230	$238,963
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	250	240,045
2.35%, 01/31/20 (Call 12/31/19)	250	246,028
2.65%, 08/08/22 (Call 07/08/22)	250	239,143
CBQ Finance Ltd.
3.25%, 06/13/21[e]	200	195,062
China CITIC Bank Corp. Ltd.
(3 mo. LIBOR US + 0.900%)
3.01%, 12/14/20[c,e]	300	300,174
(3 mo. LIBOR US + 1.000%)
3.11%, 12/14/22[c,e]	800	800,704
China CITIC Bank International Ltd.
6.88%, 06/24/20[e]	205	216,324
China Construction Bank Asia Corp. Ltd.
3.25%, 07/02/19[e]	200	199,922
4.25%, 08/20/24 (Call 08/20/19)[c,e,i]	550	552,145
China Construction Bank Corp.
3.88%, 05/13/25 (Call 05/13/20)[c,e,i]	700	697,186
China Development Bank
2.13%, 06/01/21[e]	200	192,506
2.50%, 10/09/20[e]	200	196,166
2.63%, 01/24/22[e]	900	871,812
China Development Bank Corp./Hong Kong
1.88%, 11/03/21[e]	200	189,818
China Everbright Bank Co. Ltd.
2.50%, 03/08/20[e]	200	195,832
CIMB Bank Bhd
3.26%, 03/15/22[e]	400	393,000
CIT Group Inc.
3.88%, 02/19/19	63	62,795
4.13%, 03/09/21 (Call 02/09/21)	100	100,126
5.00%, 08/15/22	200	204,498
5.38%, 05/15/20	60	61,979

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	$250	$246,560
2.10%, 06/12/20 (Call 05/12/20)	250	244,985
2.13%, 10/20/20 (Call 09/20/20)	500	487,325
CITIC Ltd.
2.80%, 12/14/21[e]	200	192,470
6.38%, 04/10/20[e]	200	209,790
6.80%, 01/17/23[e]	300	332,895
8.63%, (Call 11/22/18)[c,e,i,j]	200	204,782
Citigroup Inc.
2.05%, 06/07/19	125	123,984
2.35%, 08/02/21	100	97,078
2.40%, 02/18/20	220	217,615
2.45%, 01/10/20 (Call 12/10/19)	450	445,657
2.50%, 07/29/19	300	298,533
2.65%, 10/26/20	475	468,616
2.70%, 03/30/21	400	393,480
2.75%, 04/25/22 (Call 03/25/22)	1,550	1,506,491
2.88%, 07/24/23 (Call 07/24/22)[c,i]	1,257	1,215,921
2.90%, 12/08/21 (Call 11/08/21)	450	441,688
3.14%, 01/24/23 (Call 01/24/22)[c,i]	1,150	1,129,748
4.05%, 07/30/22	275	278,118
4.50%, 01/14/22	350	362,488
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	245,865
2.45%, 12/04/19 (Call 11/04/19)	250	247,437
2.55%, 05/13/21 (Call 04/13/21)	500	489,100
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	25	24,176
Commonwealth Bank of Australia
1.75%, 11/07/19[d]	250	245,330

Security	Principal (000s)	Value
2.00%, 09/06/21[d]	$400	$383,084
2.25%, 03/10/20[d]	500	492,205
2.50%, 09/18/22[d]	550	527,642
2.75%, 03/10/22[d]	250	243,938
3.45%, 03/16/23[d]	100	99,354
5.00%, 10/15/19[d]	50	51,400
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	246,470
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	241,135
Cooperatieve Rabobank UA
3.88%, 02/08/22	400	406,756
4.50%, 01/11/21	50	51,650
11.00%, (Call 06/30/19)[c,d,i,j]	350	379,960
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	550	542,949
2.50%, 01/19/21	750	737,107
2.75%, 01/10/22	250	244,303
2.75%, 01/10/23	650	629,570
3.13%, 04/26/21	250	249,270
Corp. Financiera de Desarrollo SA
4.75%, 02/08/22[e]	300	306,588
Credit Agricole SA/London
3.38%, 01/10/22[d]	250	246,933
3.75%, 04/24/23[d]	250	247,922
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[e]	200	194,060
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	248,937
3.00%, 10/29/21	325	321,903
5.40%, 01/14/20	775	803,962
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)[c,d,i]	250	240,003
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	600	594,750
3.13%, 12/10/20	800	795,632
3.80%, 09/15/22	250	250,145
Danske Bank A/S
2.70%, 03/02/22[d]	250	243,458

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
DBS Group Holdings Ltd.
3.60%, (Call 09/07/21)[c,e,i,j]	$200	$194,592
Deutsche Bank AG
2.85%, 05/10/19	75	74,829
3.13%, 01/13/21	925	908,230
3.38%, 05/12/21	500	493,265
4.25%, 10/14/21	400	403,832
Deutsche Bank AG/New York NY
2.70%, 07/13/20	100	97,979
3.15%, 01/22/21	100	98,215
3.30%, 11/16/22	250	240,448
Development Bank of Japan Inc.
1.63%, 09/01/21[d]	250	238,008
2.50%, 10/18/22[e]	700	679,665
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[e]	400	399,384
Dexia Credit Local SA
2.25%, 02/18/20[d]	250	247,397
2.38%, 09/20/22[d]	1,500	1,451,715
DIB Sukuk Ltd.
3.66%, 02/14/22[e]	600	590,220
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	500	497,415
3.20%, 08/09/21 (Call 07/09/21)	250	246,840
3.35%, 02/06/23 (Call 01/06/23)	250	244,788
DNB Bank ASA
2.13%, 10/02/20[d]	400	389,984
2.38%, 06/02/21[d]	200	194,186
EI Sukuk Co. Ltd.
3.54%, 05/31/21[e]	200	199,060
Emirates NBD PJSC
3.25%, 11/19/19[e]	200	200,030
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	325	313,891
2.88%, 07/27/20 (Call 06/27/20)	200	199,018
3.50%, 03/15/22 (Call 02/15/22)	200	199,930

Security	Principal (000s)	Value
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	$200	$196,338
2.88%, 10/01/21 (Call 09/01/21)	250	246,538
First Abu Dhabi Bank PJSC
2.25%, 02/11/20[e]	200	196,030
5.25%, (Call 06/17/20)[c,e,i,j]	200	201,138
First Gulf Bank PJSC
3.25%, 01/14/19[e]	200	200,334
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	500	479,740
Global Bank Corp.
4.50%, 10/20/21[e]	200	200,162
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	1,650	1,632,460
2.35%, 11/15/21 (Call 11/15/20)	875	843,080
2.55%, 10/23/19	400	398,100
2.60%, 04/23/20 (Call 03/23/20)	275	272,409
2.60%, 12/27/20 (Call 12/27/19)	120	118,244
2.63%, 04/25/21 (Call 03/25/21)	750	734,182
2.75%, 09/15/20 (Call 08/15/20)	170	168,247
2.88%, 02/25/21 (Call 01/25/21)	150	148,187
2.88%, 10/31/22 (Call 10/31/21)[c,i]	774	754,526
2.91%, 06/05/23 (Call 06/05/22)[c,i]	1,080	1,043,798
2.91%, 07/24/23 (Call 07/24/22)[c,i]	865	834,716
3.00%, 04/26/22 (Call 04/26/21)	860	840,521
3.20%, 02/23/23 (Call 01/23/23)	875	855,452
3.63%, 01/22/23	60	59,789
5.25%, 07/27/21	862	911,531
5.38%, 03/15/20	200	208,404

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.75%, 01/24/22	$856	$921,398
Series D
6.00%, 06/15/20	100	105,673
Halyk Savings Bank of Kazakhstan JSC
7.25%, 01/28/21[e]	200	217,210
HSBC Bank PLC
4.13%, 08/12/20[d]	250	255,187
HSBC Bank USA N.A.
4.88%, 08/24/20	250	258,297
HSBC Holdings PLC
2.65%, 01/05/22	1,350	1,309,108
2.95%, 05/25/21	250	247,140
3.03%, 11/22/23 (Call 11/22/22)[c,i]	200	194,234
3.26%, 03/13/23 (Call 03/13/22)[c,i]	250	246,133
3.40%, 03/08/21	850	852,210
4.00%, 03/30/22	25	25,482
5.10%, 04/05/21	475	498,816
HSBC USA Inc.
2.25%, 06/23/19	100	99,269
2.35%, 03/05/20	300	296,088
2.38%, 11/13/19	350	346,587
2.75%, 08/07/20	200	198,436
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	359	344,504
3.15%, 03/14/21 (Call 02/14/21)	50	49,883
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	275	263,997
2.88%, 08/20/20 (Call 07/20/20)	250	248,392
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[e]	200	197,008
3.25%, 09/09/22[e]	400	383,740
3.50%, 03/18/20[e]	400	398,084
4.80%, 05/22/19[e]	200	202,698
Industrial & Commercial Bank of China (Asia) Ltd.
5.13%, 11/30/20[e]	200	206,590

Security	Principal (000s)	Value
Industrial & Commercial Bank of China Ltd.
2.50%, 06/16/21[e]	$200	$193,552
Industrial & Commercial Bank of China Ltd./Hong Kong
2.88%, 02/21/22[e]	400	387,284
Industrial & Commercial Bank of China Ltd./New York
2.96%, 11/08/22	250	241,473
Industrial & Commercial Bank of China Ltd./Singapore
1.88%, 08/11/19[e]	200	196,438
(3 mo. LIBOR US + 0.950%)
3.31%, 04/24/22[c,e]	200	200,944
Industrial & Commercial Bank of China Macau Ltd.
3.88%, 09/10/24 (Call 09/10/19)[c,e,i]	1,200	1,198,656
Industrial Bank Co. Ltd./Hong Kong
2.00%, 09/21/19[e]	200	195,958
ING Bank NV
2.45%, 03/16/20[d]	400	394,664
2.50%, 10/01/19[d]	200	198,490
2.75%, 03/22/21[d]	250	246,255
ING Groep NV
3.15%, 03/29/22	400	393,804
Intesa Sanpaolo SpA
3.13%, 07/14/22[d]	250	240,980
6.50%, 02/24/21[d]	100	107,309
Itau Unibanco Holding SA/Cayman Islands
5.50%, 08/06/22[e]	600	612,888
5.75%, 01/22/21[e]	485	501,519
6.20%, 12/21/21[e]	200	207,996
JPMorgan Chase & Co.
2.20%, 10/22/19	330	326,987
2.25%, 01/23/20 (Call 12/23/19)	775	765,925
2.30%, 08/15/21 (Call 08/15/20)	1,339	1,298,468
2.40%, 06/07/21 (Call 05/07/21)	100	97,257

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.55%, 10/29/20 (Call 09/29/20)	$1,700	$1,675,248
2.55%, 03/01/21 (Call 02/01/21)	500	490,160
2.75%, 06/23/20 (Call 05/23/20)	400	397,340
2.78%, 04/25/23 (Call 04/25/22)[c,i]	484	469,940
3.20%, 01/25/23	1,075	1,059,316
3.25%, 09/23/22	525	519,682
3.56%, 04/23/24 (Call 04/23/23)[c,i]	500	496,820
4.25%, 10/15/20	355	364,262
4.35%, 08/15/21	188	194,227
4.40%, 07/22/20	500	513,960
4.50%, 01/24/22	1,590	1,649,418
4.63%, 05/10/21	225	233,667
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	500	492,140
2.60%, 02/01/21 (Call 02/01/20)[c,i]	250	247,877
Kasikornbank PCL/Hong Kong
2.38%, 04/06/22[e]	400	380,888
KEB Hana Bank
2.50%, 06/12/19[e]	200	198,232
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	241,065
3.38%, 03/07/23	250	249,255
KeyCorp.
2.90%, 09/15/20	265	263,150
5.10%, 03/24/21	171	179,386
KfW
1.00%, 07/15/19	1,850	1,817,273
1.25%, 09/30/19	1,025	1,006,581
1.50%, 09/09/19	100	98,610
1.50%, 04/20/20	1,950	1,906,417
1.50%, 06/15/21[g]	470	451,665
1.63%, 05/29/20	1,570	1,536,747
1.63%, 03/15/21	940	910,146
1.75%, 10/15/19	500	494,165
1.75%, 03/31/20	900	884,853
1.75%, 09/15/21	25	24,110

Security	Principal (000s)	Value
1.88%, 06/30/20	$1,350	$1,327,198
1.88%, 11/30/20	750	733,672
1.88%, 12/15/20	300	293,361
2.00%, 11/30/21	275	266,904
2.00%, 09/29/22	140	134,599
2.00%, 10/04/22	300	288,435
2.13%, 03/07/22	660	641,659
2.13%, 06/15/22	628	609,091
2.13%, 01/17/23	745	717,793
2.38%, 08/25/21	15	14,779
2.38%, 12/29/22	2,000	1,949,960
2.63%, 04/12/21	500	497,740
2.63%, 01/25/22	205	203,143
2.75%, 09/08/20	275	275,121
2.75%, 10/01/20	550	550,060
4.00%, 01/27/20	300	306,948
4.88%, 06/17/19	1,000	1,026,400
Kookmin Bank
2.25%, 02/03/21[e]	300	290,403
Korea Development Bank (The)
1.38%, 09/12/19	200	195,278
2.25%, 05/18/20	200	195,740
3.00%, 03/17/19	200	199,938
3.00%, 09/14/22	420	409,592
4.63%, 11/16/21	250	258,935
(3 mo. LIBOR US + 0.675%)
2.85%, 09/19/20[c]	250	250,562
(3 mo. LIBOR US + 0.705%)
2.66%, 02/27/22[c]	300	299,706
Krung Thai Bank PCL/Cayman Islands
5.20%, 12/26/24 (Call 12/26/19)[c,e,i]	200	203,208
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 07/21/21[e]	500	476,495
Landwirtschaftliche Rentenbank
1.63%, 08/18/20[e]	200	195,086
1.88%, 01/22/20[e]	300	296,190
2.25%, 10/01/21	100	98,015
2.38%, 03/24/21[e]	500	494,000
Series 29
1.38%, 10/23/19	400	393,172

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series 36
2.00%, 12/06/21	$125	$121,261
Lloyds Bank PLC
2.70%, 08/17/20	250	247,752
5.80%, 01/13/20[d]	100	104,441
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)[c,i]	1,025	984,984
3.00%, 01/11/22	225	220,766
3.10%, 07/06/21	300	297,531
Macquarie Bank Ltd.
2.60%, 06/24/19[d]	250	248,720
2.85%, 07/29/20[d]	250	247,490
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)[c,d,i]	250	239,333
4.15%, 03/27/24 (Call 03/27/23)[c,d,i]	200	199,078
6.00%, 01/14/20[d]	140	145,828
Malayan Banking Bhd
3.91%, 10/29/26 (Call 10/29/21)[c,e,i]	200	198,498
Manufacturers & Traders Trust Co.
2.63%, 01/25/21 (Call 12/25/20)	500	493,200
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	240,288
2.67%, 07/25/22	1,975	1,908,225
2.95%, 03/01/21	259	256,340
3.00%, 02/22/22	52	51,074
3.46%, 03/02/23	500	496,480
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[d]	250	246,133
Mizuho Bank Ltd.
2.40%, 03/26/20[d]	200	196,948
2.70%, 10/20/20[d]	250	246,340
Mizuho Financial Group Inc.
2.27%, 09/13/21	200	192,292
2.60%, 09/11/22	250	239,493
2.63%, 04/12/21[d]	200	195,388
2.95%, 02/28/22	200	195,356
3.55%, 03/05/23	500	495,855

Security	Principal (000s)	Value
Morgan Stanley
2.38%, 07/23/19	$575	$572,021
2.50%, 04/21/21	2,195	2,143,571
2.63%, 11/17/21	360	350,420
2.65%, 01/27/20	475	472,126
2.75%, 05/19/22	1,600	1,551,936
2.80%, 06/16/20	2,440	2,422,700
3.13%, 01/23/23	1,000	977,210
4.88%, 11/01/22	240	249,192
5.50%, 01/26/20	58	60,364
5.50%, 07/24/20	400	420,144
5.50%, 07/28/21	250	265,685
5.75%, 01/25/21	300	318,744
7.30%, 05/13/19	300	313,659
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	250	245,985
MUFG Bank Ltd.
2.30%, 03/05/20[d]	652	641,601
2.35%, 09/08/19[d]	200	198,116
National Australia Bank Ltd./New York
1.88%, 07/12/21	250	239,145
2.25%, 01/10/20	250	246,703
2.50%, 01/12/21	250	245,390
2.50%, 05/22/22	500	482,140
2.63%, 07/23/20	350	346,339
2.80%, 01/10/22	250	245,058
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	250	245,098
National Savings Bank
8.88%, 09/18/18[e]	200	203,112
NBK SPC Ltd.
2.75%, 05/30/22[e]	200	190,912
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[d]	200	196,124
NongHyup Bank
1.88%, 09/12/21[e]	600	565,218
Nordea Bank AB
2.13%, 05/29/20[d]	600	587,862
2.25%, 05/27/21[d]	300	290,829
2.50%, 09/17/20[d]	200	197,122

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.88%, 05/13/21[d]	$250	$258,145
Northern Trust Corp.
2.38%, 08/02/22	100	96,480
3.38%, 08/23/21	50	50,526
NRW Bank
1.25%, 07/29/19[e]	500	491,615
1.75%, 08/17/20[e]	500	487,970
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	250	244,498
1.50%, 10/21/20	740	717,467
1.75%, 01/24/20	350	344,739
1.88%, 01/20/21	350	341,320
2.38%, 10/01/21	200	196,558
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (Call 10/15/19)[c,d,i]	500	502,175
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[k]	250	242,465
2.25%, 07/02/19 (Call 06/02/19)[k]	250	248,437
2.40%, 10/18/19 (Call 09/18/19)[k]	500	496,395
2.50%, 01/22/21 (Call 12/23/20)[k]	250	245,290
2.63%, 02/17/22 (Call 01/18/22)[k]	600	583,152
2.70%, 11/01/22 (Call 10/01/22)[k]	350	336,812
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20[k]	100	102,534
5.13%, 02/08/20[k]	400	414,792
6.70%, 06/10/19[k]	75	78,054
QNB Finance Ltd.
2.75%, 10/31/18[e]	200	199,704
2.88%, 04/29/20[e]	200	197,300
QNB Finansbank AS/Turkey
4.88%, 05/19/22[e]	400	383,288
Rakfunding Cayman Ltd.
3.25%, 06/24/19[e]	362	361,881

Security	Principal (000s)	Value
Regions Bank/Birmingham AL
2.75%, 04/01/21 (Call 03/01/21)	$250	$245,473
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	135	130,212
3.20%, 02/08/21 (Call 01/08/21)	100	99,566
Royal Bank of Canada
1.50%, 07/29/19	300	295,242
2.13%, 03/02/20	200	196,790
2.15%, 10/26/20	750	732,502
2.35%, 10/30/20	250	245,405
2.50%, 01/19/21	165	162,068
2.75%, 02/01/22	50	48,954
3.20%, 04/30/21	1,250	1,250,450
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)[c,g,i]	250	244,538
6.13%, 12/15/22	475	503,077
6.40%, 10/21/19	250	261,440
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	195	194,241
3.40%, 01/18/23 (Call 12/18/22)	100	96,896
3.70%, 03/28/22 (Call 02/28/22)	400	396,676
Santander UK Group Holdings PLC
2.88%, 10/16/20	150	148,376
2.88%, 08/05/21	200	195,620
3.13%, 01/08/21	315	312,767
3.37%, 01/05/24 (Call 01/05/23)[c,i]	200	194,114
3.57%, 01/10/23 (Call 01/10/22)	200	196,424
Santander UK PLC
2.35%, 09/10/19	150	148,704
2.38%, 03/16/20	300	295,746
Shinhan Bank Co. Ltd.
3.88%, 12/07/26 (Call 12/07/21)[c,e,i]	200	198,516

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
SIB Sukuk Co. III Ltd.
3.08%, 09/08/21[e]	$250	$244,083
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	237,968
2.30%, 03/11/20	250	246,455
2.63%, 11/17/20[d]	500	493,085
Skysea International Capital Management Ltd.
4.88%, 12/07/21[e]	200	208,366
Societe Generale SA
2.50%, 04/08/21[d]	200	195,120
5.20%, 04/15/21[d]	250	262,510
Standard Chartered PLC
2.25%, 04/17/20[d]	200	196,036
3.05%, 01/15/21[d]	650	643,766
3.89%, 03/15/24 (Call 03/15/23)[c,d,i]	200	197,306
5.70%, 01/25/22[e]	250	262,882
State Bank of India/London
3.25%, 01/24/22[e]	240	233,906
3.62%, 04/17/19[e]	200	200,356
State Street Corp.
1.95%, 05/19/21	204	197,209
2.55%, 08/18/20	321	318,615
2.65%, 05/15/23 (Call 05/15/22)[c,i]	350	338,936
4.38%, 03/07/21	102	105,649
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	247,805
2.51%, 01/17/20	500	494,920
2.65%, 07/23/20	250	246,938
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	575	552,333
2.44%, 10/19/21	275	266,087
2.78%, 07/12/22	500	484,560
2.78%, 10/18/22	380	366,388
2.85%, 01/11/22	249	243,231
2.93%, 03/09/21	258	255,412
3.10%, 01/17/23	250	244,260
Suncorp-Metway Ltd.
2.38%, 11/09/20[d]	250	244,293

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	$25	$24,677
2.45%, 08/01/22 (Call 07/01/22)	300	287,832
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	49,874
2.70%, 01/27/22 (Call 12/27/21)	555	539,976
2.90%, 03/03/21 (Call 02/03/21)	325	321,558
Svenska Handelsbanken AB
1.88%, 09/07/21	250	238,375
2.40%, 10/01/20	750	736,725
5.13%, 03/30/20[d]	100	103,760
Swedbank AB
2.65%, 03/10/21[d]	250	246,175
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	300	288,759
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	100	95,943
TC Ziraat Bankasi AS
5.13%, 05/03/22[e]	200	194,948
Toronto-Dominion Bank (The)
1.45%, 08/13/19	175	172,009
1.80%, 07/13/21	446	426,688
1.85%, 09/11/20	500	486,630
1.90%, 10/24/19	750	739,545
2.13%, 07/02/19	150	148,908
2.13%, 04/07/21	210	203,608
2.50%, 12/14/20	225	221,506
2.55%, 01/25/21	250	246,073
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[e]	200	201,056
6.13%, 05/24/27 (Call 05/24/22)[c,e,i]	600	585,924
Turkiye Halk Bankasi AS
5.00%, 07/13/21[e]	200	189,852
Turkiye Is Bankasi AS
5.00%, 04/30/20[e]	200	199,036
5.38%, 10/06/21[e]	200	197,296

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.50%, 04/21/22[e]	$400	$393,544
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23[e]	200	194,102
6.00%, 11/01/22[e]	200	194,194
6.88%, 02/03/25 (Call 02/03/20)[c,e,i]	200	199,992
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	102	100,144
2.95%, 07/15/22 (Call 06/15/22)	185	181,187
3.00%, 03/15/22 (Call 02/15/22)	95	94,098
4.13%, 05/24/21 (Call 04/23/21)	112	115,291
Series V
2.63%, 01/24/22 (Call 12/23/21)	585	572,779
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	250	246,118
2.35%, 01/23/20 (Call 12/23/19)	250	247,642
2.85%, 01/23/23 (Call 12/23/22)	250	244,920
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)[d]	750	734,535
2.45%, 12/01/20 (Call 11/01/20)[d]	200	196,078
UBS AG/Stamford CT
2.35%, 03/26/20	250	246,430
2.38%, 08/14/19	500	496,605
UBS Group Funding Switzerland AG
2.65%, 02/01/22[d]	250	241,043
2.86%, 08/15/23 (Call 08/15/22)[c,d,i]	250	239,725
2.95%, 09/24/20[d]	250	247,797
3.00%, 04/15/21[d]	250	246,518
UniCredit SpA
3.75%, 04/12/22[d]	250	247,517

Security	Principal (000s)	Value
United Overseas Bank Ltd.
2.50%, 03/18/20[e]	$200	$197,494
2.88%, 03/08/27 (Call 03/08/22)[c,e,i]	400	382,844
3.75%, 09/19/24 (Call 09/19/19)[c,e,i]	400	400,344
Wells Fargo & Co.
2.10%, 07/26/21	585	562,015
2.50%, 03/04/21	645	631,661
2.55%, 12/07/20	575	566,599
2.60%, 07/22/20	560	554,064
2.63%, 07/22/22	1,380	1,327,726
3.00%, 01/22/21	100	99,381
3.07%, 01/24/23 (Call 01/24/22)	2,500	2,434,750
3.50%, 03/08/22	1,025	1,024,118
4.60%, 04/01/21	460	476,316
Series N
2.15%, 01/30/20	146	144,028
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	247,870
2.15%, 12/06/19	250	246,990
2.40%, 01/15/20	500	495,405
2.60%, 01/15/21	300	295,008
Westpac Banking Corp.
1.60%, 08/19/19	350	344,102
1.65%, 05/13/19	250	246,908
2.00%, 08/19/21	250	239,928
2.10%, 05/13/21	250	241,665
2.15%, 03/06/20	300	295,155
2.50%, 06/28/22	425	409,560
2.60%, 11/23/20	1,300	1,282,164
2.65%, 01/25/21	50	49,330
2.75%, 01/11/23	500	483,745
2.80%, 01/11/22	150	147,234
4.88%, 11/19/19	150	154,361
Woori Bank
2.63%, 07/22/20[e]	500	490,680
5.25%, (Call 05/16/22)[c,e,i,j]	200	196,362
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[e]	400	383,956
5.75%, 02/24/22[e]	200	197,664

		215,040,817

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
BEVERAGES — 0.52%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$50	$48,252
2.65%, 02/01/21 (Call 01/01/21)	3,815	3,770,822
3.30%, 02/01/23 (Call 12/01/22)	890	882,827
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	85	82,259
3.75%, 01/15/22	400	406,736
6.88%, 11/15/19	50	52,949
Beverages & More Inc.
11.50%, 06/15/22 (Call 06/15/19)[d]	35	31,850
Coca-Cola Co. (The)
1.55%, 09/01/21	600	572,802
1.88%, 10/27/20	320	312,816
2.20%, 05/25/22	535	518,099
3.15%, 11/15/20	100	101,021
3.30%, 09/01/21	105	106,217
Constellation Brands Inc.
2.00%, 11/07/19	11	10,833
2.25%, 11/06/20	61	59,610
2.70%, 05/09/22 (Call 04/09/22)	264	254,995
3.75%, 05/01/21	160	161,414
3.88%, 11/15/19	60	60,734
Diageo Investment Corp.
2.88%, 05/11/22	200	196,772
Molson Coors Brewing Co.
1.45%, 07/15/19	50	49,061
2.10%, 07/15/21 (Call 06/15/21)	430	412,366
PepsiCo Inc.
1.35%, 10/04/19	230	226,019
1.70%, 10/06/21 (Call 09/06/21)	75	71,817
1.85%, 04/30/20 (Call 03/30/20)	100	98,334
2.15%, 10/14/20 (Call 09/14/20)	400	393,564

Security	Principal (000s)	Value
2.25%, 05/02/22 (Call 04/02/22)	$256	$247,652
2.75%, 03/05/22	25	24,726
3.00%, 08/25/21	252	252,096
3.10%, 07/17/22 (Call 05/17/22)	40	39,924
3.13%, 11/01/20	50	50,341
4.50%, 01/15/20	150	154,429
Pernod Ricard SA
4.45%, 01/15/22[d]	250	258,187

		9,909,524
BIOTECHNOLOGY — 0.38%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	245	234,298
2.13%, 05/01/20 (Call 04/01/20)	230	226,106
2.20%, 05/22/19 (Call 04/22/19)	505	502,303
2.20%, 05/11/20	75	73,745
2.65%, 05/11/22 (Call 04/11/22)	210	203,715
3.45%, 10/01/20	100	100,767
3.88%, 11/15/21 (Call 08/15/21)	290	295,011
4.10%, 06/15/21 (Call 03/15/21)	60	61,477
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	65	64,275
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	305	316,233
Biogen Inc.
2.90%, 09/15/20	525	521,882
Celgene Corp.
2.25%, 05/15/19	83	82,449
2.25%, 08/15/21	310	298,806
2.88%, 08/15/20	875	868,717
3.25%, 08/15/22	50	49,164
3.55%, 08/15/22	181	180,149
Concordia International Corp.
9.00%, 04/01/22 (Call 10/01/19)[d]	25	22,912

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)[g]	$125	$119,041
2.55%, 09/01/20	2,389	2,370,127
3.25%, 09/01/22 (Call 07/01/22)	75	74,825
4.40%, 12/01/21 (Call 09/01/21)	354	367,806
4.50%, 04/01/21 (Call 01/01/21)	25	25,881
Sotera Health Topco Inc.
8.13% (8.88% PIK), 11/01/21 (Call 05/31/18)[d,h]	95	95,851

		7,155,540
BUILDING MATERIALS — 0.04%
CPG Merger Sub LLC
8.00%, 10/01/21 (Call 05/31/18)[d]	50	51,333
Griffon Corp.
5.25%, 03/01/22 (Call 05/31/18)	200	199,994
Johnson Controls International PLC
5.00%, 03/30/20	75	77,701
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	40,010
Masonite International Corp.
5.63%, 03/15/23 (Call 05/31/18)[d]	150	154,504
Norbord Inc.
5.38%, 12/01/20[d]	40	41,300
Omnimax International Inc.
12.00%, 08/15/20 (Call 05/16/18)[d]	100	106,160
Standard Industries Inc./NJ
5.50%, 02/15/23 (Call 02/15/19)[d]	100	103,380
Summit Materials LLC/Summit Materials Finance Corp.
8.50%, 04/15/22 (Call 04/15/19)	50	54,013

		828,395

Security	Principal (000s)	Value
CHEMICALS — 0.70%
Air Products & Chemicals Inc.
3.00%, 11/03/21	$275	$273,223
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	25	24,709
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	200	202,116
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[e]	200	201,238
Braskem Finance Ltd.
5.75%, 04/15/21[e]	400	415,076
Celanese U.S. Holdings LLC
4.63%, 11/15/22	66	68,038
5.88%, 06/15/21	50	53,247
CF Industries Inc.
3.40%, 12/01/21[d]	50	49,223
7.13%, 05/01/20	149	158,771
CNAC HK Finbridge Co. Ltd.
3.00%, 07/19/20[e]	200	195,794
3.50%, 07/19/22[e]	700	675,654
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	165	160,895
4.13%, 11/15/21 (Call 08/15/21)	395	403,643
4.25%, 11/15/20 (Call 08/15/20)	255	261,242
8.55%, 05/15/19	475	502,901
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	475	472,060
3.60%, 08/15/22 (Call 05/15/22)	100	99,969
EI du Pont de Nemours & Co.
2.20%, 05/01/20	429	422,363
2.80%, 02/15/23	125	120,825
3.63%, 01/15/21	50	50,664
4.63%, 01/15/20	250	256,915
Equate Petrochemical BV
3.00%, 03/03/22[e]	200	191,140

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd.
3.80%, 04/12/20[e]	$200	$194,692
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/18)	300	281,625
10.00%, 04/15/20 (Call 05/31/18)	50	49,333
10.38%, 02/01/22 (Call 02/01/19)[d]	90	87,426
13.75%, 02/01/22 (Call 02/01/19)[d]	75	62,288
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/31/18)[g]	125	98,181
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	125	127,611
5.13%, 11/15/22 (Call 08/15/22)	100	103,879
INVISTA Finance LLC
4.25%, 10/15/19[d]	125	125,459
Mexichem SAB de CV
4.88%, 09/19/22[e]	200	203,408
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 05/31/18)	100	105,644
Monsanto Co.
2.13%, 07/15/19	350	346,829
2.75%, 07/15/21	100	97,969
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	250	241,445
MPM Escrow LLC
8.88%, 10/15/20[a,b]	100	—
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	50	48,822
6.50%, 05/15/19	100	103,697

Security	Principal (000s)	Value
OCI NV
6.63%, 04/15/23 (Call 04/15/20)[d]	$200	$204,500
Olin Corp.
5.50%, 08/15/22	75	78,059
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[d]	200	209,728
Phosagro OAO via Phosagro Bond Funding DAC
3.95%, 11/03/21[e]	200	192,300
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 05/31/18)[d]	200	204,922
PolyOne Corp.
5.25%, 03/15/23	150	153,703
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	177	175,485
PQ Corp.
6.75%, 11/15/22 (Call 05/15/19)[d]	85	90,080
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	100	97,241
4.50%, 08/15/19	150	153,274
SABIC Capital II BV
2.63%, 10/03/18[e]	200	199,798
Sherwin-Williams Co. (The)
2.25%, 05/15/20	2,750	2,702,425
2.75%, 06/01/22 (Call 05/01/22)	419	406,133
Sinochem Offshore Capital Co. Ltd.
3.25%, 04/29/19[e]	200	199,738
Syngenta Finance NV
3.13%, 03/28/22	252	240,206
3.93%, 04/23/21[d]	250	250,135
TPC Group Inc.
8.75%, 12/15/20 (Call 05/31/18)[d]	175	174,813
WR Grace & Co.-Conn
5.13%, 10/01/21[d]	125	128,652

		13,399,206

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
COAL — 0.04%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	$71	$71,540
Korea Resources Corp.
2.25%, 04/19/21[e]	200	191,030
3.00%, 04/24/22[e]	200	192,092
Murray Energy Corp.
11.25%, 04/15/21 (Call 05/31/18)[d]	100	43,534
Natural Resource Partners LP/NRP Finance Corp.
10.50%, 03/15/22 (Call 03/15/19)	100	107,735
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[d]	100	102,714

		708,645
COMMERCIAL SERVICES — 0.31%
ADT Corp. (The)
3.50%, 07/15/22	175	163,669
5.25%, 03/15/20	50	51,030
6.25%, 10/15/21	225	235,071
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/18)	59	58,711
7.88%, 12/01/22 (Call 12/01/18)	200	202,000
8.75%, 12/01/20 (Call 05/31/18)	140	137,928
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	240	237,098
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 05/31/18)[d]	225	224,350
5.50%, 04/01/23 (Call 05/31/18)[g]	100	99,030
BakerCorp International Inc.
8.25%, 06/01/19 (Call 05/31/18)	59	57,120

Security	Principal (000s)	Value
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	$235	$237,916
Cardtronics Inc.
5.13%, 08/01/22 (Call 05/31/18)	25	24,294
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/31/18)[d]	75	77,439
DP World Ltd.
3.25%, 05/18/20[e]	200	199,046
Ecolab Inc.
2.25%, 01/12/20	210	207,434
3.25%, 01/14/23 (Call 11/14/22)	240	237,955
4.35%, 12/08/21	108	112,004
Emeco Pty Ltd.
9.25%, 03/31/22 (Call 03/31/20)	100	107,506
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	55	53,094
ERAC USA Finance LLC
2.35%, 10/15/19[d]	100	98,987
4.50%, 08/16/21[d]	45	46,456
Flexi-Van Leasing Inc.
10.00%, 02/15/23 (Call 02/15/20)[d]	75	74,726
FTI Consulting Inc.
6.00%, 11/15/22 (Call 05/31/18)	50	51,512
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/22 (Call 05/15/20)	75	76,252
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[d]	244	259,672
Hertz Corp. (The)
5.88%, 10/15/20 (Call 05/31/18)	120	118,799
6.25%, 10/15/22 (Call 05/31/18)[g]	125	117,749
7.38%, 01/15/21 (Call 05/31/18)[g]	75	74,371

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
7.63%, 06/01/22 (Call 06/01/19)[d]	$225	$229,273
IHS Markit Ltd.
5.00%, 11/01/22 (Call 08/01/22)[d]	154	159,441
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.
7.88%, 10/01/22 (Call 05/16/18)[d]	50	49,620
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/31/18)[g]	75	53,141
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	25	24,432
5.50%, 09/01/20	100	105,100
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 05/31/18)[d]	200	202,664
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/31/18)	95	95,097
5.00%, 04/15/22 (Call 05/31/18)[d]	450	452,875
Quad/Graphics Inc.
7.00%, 05/01/22	70	72,270
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 05/31/18)[g]	75	70,774
6.63%, 11/15/20 (Call 05/31/18)	25	23,896
RR Donnelley & Sons Co.
7.63%, 06/15/20	49	51,347
7.88%, 03/15/21	75	78,475
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	35	35,056
Service Corp. International/U.S.
4.50%, 11/15/20 (Call 05/31/18)	15	15,075

Security	Principal (000s)	Value
5.38%, 01/15/22 (Call 05/31/18)	$106	$107,894
8.00%, 11/15/21	50	56,500
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary
7.88%, 06/01/21 (Call 05/31/18)	20	19,775
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 05/31/18)	2	1,995
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	60	60,281
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	260	257,702
WEX Inc.
4.75%, 02/01/23 (Call 05/31/18)[d]	25	25,208

		5,889,110
COMPUTERS — 0.70%
Apple Inc.
1.10%, 08/02/19	45	44,192
1.50%, 09/12/19	12	11,826
1.55%, 02/07/20	200	196,380
1.55%, 08/04/21 (Call 07/04/21)	225	215,086
1.90%, 02/07/20	240	237,002
2.00%, 05/06/20	385	379,618
2.00%, 11/13/20	100	98,057
2.10%, 05/06/19	160	159,587
2.10%, 09/12/22 (Call 08/12/22)	270	258,422
2.15%, 02/09/22	50	48,347
2.25%, 02/23/21 (Call 01/23/21)	945	928,793
2.30%, 05/11/22 (Call 04/11/22)	250	242,170
2.40%, 01/13/23 (Call 12/13/22)	1,160	1,117,892
2.50%, 02/09/22 (Call 01/09/22)	210	205,792

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.70%, 05/13/22	$25	$24,608
2.85%, 05/06/21	825	822,616
2.85%, 02/23/23 (Call 12/23/22)	25	24,570
Dell Inc.
4.63%, 04/01/21[g]	75	75,928
5.88%, 06/15/19	100	102,755
Dell International LLC/EMC Corp.
3.48%, 06/01/19[d]	425	426,347
4.42%, 06/15/21 (Call 05/15/21)[d]	1,985	2,023,350
5.88%, 06/15/21 (Call 06/15/18)[d]	300	308,211
DynCorp International Inc.
11.88% (11.88% PIK), 11/30/20 (Call 05/31/18)[h]	46	47,953
EMC Corp.
2.65%, 06/01/20	450	437,373
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 06/14/18)[d]	100	101,431
8.38%, 08/15/22 (Call 02/15/19)[d]	150	153,369
9.25%, 03/01/21 (Call 05/31/18)[d]	125	128,939
Hewlett Packard Enterprise Co.
2.10%, 10/04/19[d]	150	147,887
3.60%, 10/15/20 (Call 09/15/20)	429	432,020
4.40%, 10/15/22 (Call 08/15/22)	1,170	1,202,409
HP Inc.
3.75%, 12/01/20	40	40,443
4.05%, 09/15/22	120	122,000
IBM Credit LLC
1.80%, 01/20/21	100	96,915
2.20%, 09/08/22	100	95,445
3.00%, 02/06/23	200	196,614
International Business Machines Corp.
1.63%, 05/15/20	135	131,825
1.88%, 05/15/19	200	198,418
1.88%, 08/01/22	350	330,015

Security	Principal (000s)	Value
2.25%, 02/19/21	$100	$97,933
2.50%, 01/27/22	100	97,580
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	100	101,109
Lenovo Group Ltd.
3.88%, 03/16/22[e]	400	382,488
Lenovo Perpetual Securities Ltd.
5.38%, (Call 03/16/22)[c,e,i,j]	200	182,500
NCR Corp.
4.63%, 02/15/21 (Call 05/31/18)	100	99,991
5.00%, 07/15/22 (Call 05/31/18)	125	124,448
5.88%, 12/15/21 (Call 05/31/18)	50	50,916
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	400	397,236
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[d]	50	31,001

		13,379,807
COSMETICS & PERSONAL CARE — 0.17%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[d]	100	101,684
Avon Products Inc.
6.60%, 03/15/20	75	75,671
7.00%, 03/15/23	100	91,996
Colgate-Palmolive Co.
2.25%, 11/15/22	75	72,474
Edgewell Personal Care Co.
4.70%, 05/19/21	125	124,211
4.70%, 05/24/22	100	97,446
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	182,151
1.80%, 02/07/20	215	210,964
2.35%, 08/15/22	25	24,024

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/31/18)[d]	$125	$124,053
Procter & Gamble Co. (The)
1.70%, 11/03/21	30	28,769
1.85%, 02/02/21	100	97,243
1.90%, 11/01/19	450	445,270
2.15%, 08/11/22	320	308,134
2.30%, 02/06/22	390	379,977
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/31/18)	75	55,568
Unilever Capital Corp.
1.38%, 07/28/21	150	142,070
1.80%, 05/05/20	100	97,965
2.10%, 07/30/20	100	98,248
2.20%, 05/05/22 (Call 04/05/22)	350	336,542
4.25%, 02/10/21	100	103,263

		3,197,723
DISTRIBUTION & WHOLESALE — 0.02%
American Builders & Contractors Supply Co. Inc.
5.63%, 04/15/21 (Call 05/31/18)[d]	20	20,254
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 05/31/18)[d]	210	112,245
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 05/31/18)	75	74,780
Sinochem International Development Pte Ltd.
3.13%, 07/25/22[e]	200	192,780

		400,059
DIVERSIFIED FINANCIAL SERVICES — 1.86%
ABCL Glory Capital Ltd.
2.50%, 06/21/21[e]	750	726,217
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	300	302,235
4.25%, 07/01/20	250	253,630
4.50%, 05/15/21	300	306,822

Security	Principal (000s)	Value
4.63%, 10/30/20	$175	$179,419
AIG Global Funding
2.70%, 12/15/21[d]	25	24,399
Air Lease Corp.
2.13%, 01/15/20	195	191,250
2.50%, 03/01/21	100	97,341
2.63%, 07/01/22 (Call 06/01/22)	160	153,408
2.75%, 01/15/23 (Call 12/15/22)	8	7,655
3.88%, 04/01/21 (Call 03/01/21)	50	50,497
Aircastle Ltd.
5.00%, 04/01/23	100	102,421
5.13%, 03/15/21	100	102,566
5.50%, 02/15/22	220	228,815
6.25%, 12/01/19	100	103,924
Airvessel Finance Holding Ltd.
3.25%, 08/11/19[e]	200	199,554
Alliance Data Systems Corp.
5.38%, 08/01/22 (Call 06/14/18)[d]	175	175,885
5.88%, 11/01/21 (Call 11/01/18)[d]	75	76,499
Ally Financial Inc.
3.50%, 01/27/19	25	25,024
3.75%, 11/18/19	150	150,390
4.13%, 03/30/20	175	175,812
4.13%, 02/13/22	150	149,645
4.25%, 04/15/21	125	125,704
4.63%, 05/19/22	100	100,948
4.75%, 09/10/18	50	50,272
7.50%, 09/15/20	100	108,296
8.00%, 03/15/20	108	116,559
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	3,122	3,053,441
2.65%, 12/02/22	150	144,303
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	235	230,906
2.25%, 08/15/19	275	273,234
2.25%, 05/05/21 (Call 04/04/21)	585	570,340

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.38%, 05/26/20 (Call 04/25/20)	$444	$438,232
2.70%, 03/03/22 (Call 01/31/22)	510	498,989
Series F
2.60%, 09/14/20 (Call 08/14/20)	375	371,235
Ameriprise Financial Inc.
5.30%, 03/15/20	205	212,679
Azure Nova International Finance Ltd.
2.63%, 11/01/21[e]	400	382,260
3.50%, 03/21/22[e]	200	194,656
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[e]	400	399,868
Azure Orbit III International Finance Ltd.
2.63%, 03/21/21[e]	200	194,072
Azure Orbit IV International Finance Ltd.
3.75%, 01/25/23[e]	200	194,094
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[e,g]	450	439,947
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)[e]	200	191,280
3.00%, 03/30/20 [e]	200	197,928
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21[e]	200	193,600
CDP Financial Inc.
4.40%, 11/25/19[d]	250	256,195
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	309,414
Charming Light Investments Ltd.
2.38%, 08/30/21[e]	400	380,184
China Cinda Finance 2015 I Ltd.
3.13%, 04/23/20[e]	200	197,294
China Cinda Finance 2017 I Ltd.
3.65%, 03/09/22[e]	500	491,930
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21[e]	200	191,312

Security	Principal (000s)	Value
3.13%, 08/31/22[e]	$800	$765,168
CITIC Securities Finance MTN Co. Ltd.
3.50%, 10/30/19[e]	200	199,524
CME Group Inc.
3.00%, 09/15/22	35	34,543
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc.
8.50%, 12/15/22 (Call 06/15/20)[d]	50	50,447
CPPIB Capital Inc.
1.25%, 09/20/19[d]	250	245,382
2.25%, 01/25/22[d]	700	681,317
Daiwa Securities Group Inc.
3.13%, 04/19/22[d]	40	39,177
Discover Financial Services
5.20%, 04/27/22	25	26,076
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	165	159,994
Enova International Inc.
9.75%, 06/01/21 (Call 05/31/18)	45	47,408
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[d]	75	78,918
Fly Leasing Ltd.
6.38%, 10/15/21 (Call 05/31/18)	200	208,352
Fondo MIVIVIENDA SA
3.50%, 01/31/23[e]	400	391,052
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	3,650	3,568,933
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[d]	275	267,074
goeasy Ltd.
7.88%, 11/01/22 (Call 11/01/19)[d]	85	90,379
Haitong International Finance Holdings 2015 Ltd.
3.50%, 04/21/20[e]	200	198,192

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Huarong Finance 2017 Co. Ltd.
3.75%, 04/27/22[e]	$1,200	$1,178,904
ICBCIL Finance Co. Ltd.
2.13%, 09/29/19[e]	400	391,800
3.00%, 04/05/20[e]	200	197,022
3.20%, 11/10/20[e]	200	197,062
3.38%, 04/05/22[e]	550	534,754
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	150	143,480
2.75%, 12/01/20 (Call 11/01/20)	428	424,135
International Lease Finance Corp.
4.63%, 04/15/21	535	548,717
5.88%, 08/15/22	175	187,470
6.25%, 05/15/19	200	206,460
8.25%, 12/15/20	475	528,884
Inventive Global Investments Ltd.
2.50%, 09/19/20[e]	400	391,104
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 05/31/18)[d]	200	201,834
7.50%, 04/15/21 (Call 05/31/18)[d]	200	202,948
Jefferies Group LLC
5.13%, 01/20/23	70	73,350
6.88%, 04/15/21	220	238,770
8.50%, 07/15/19	100	106,148
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[d]	90	90,113
5.88%, 08/01/21 (Call 05/31/18)[d]	50	50,979
Lazard Group LLC
4.25%, 11/14/20	320	327,139
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	145	140,424
Nasdaq Inc.
5.55%, 01/15/20	375	389,745

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	$150	$147,000
2.30%, 11/15/19 (Call 10/15/19)	105	104,068
2.30%, 11/01/20 (Call 10/01/20)	100	97,985
2.30%, 09/15/22 (Call 08/15/22)	315	301,672
2.90%, 03/15/21	25	24,796
3.05%, 02/15/22 (Call 11/15/21)	215	212,977
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 05/31/18)	112	113,528
6.50%, 06/01/22 (Call 05/31/18)	100	102,334
7.88%, 10/01/20 (Call 05/31/18)	50	50,825
9.63%, 05/01/19 (Call 06/14/18)	35	35,540
Navient Corp.
4.88%, 06/17/19	175	176,188
5.00%, 10/26/20	125	125,623
5.50%, 01/15/19	150	152,020
5.50%, 01/25/23	200	196,842
5.88%, 03/25/21	135	138,140
6.50%, 06/15/22	150	154,153
6.63%, 07/26/21	100	103,841
7.25%, 01/25/22	200	212,094
8.00%, 03/25/20	250	266,250
Nomura Holdings Inc.
6.70%, 03/04/20	300	317,721
Och-Ziff Finance Co. LLC
4.50%, 11/20/19[d]	50	51,188
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[d]	25	25,884
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 05/31/18)[d,g]	100	103,696
ORIX Corp.
2.90%, 07/18/22	30	29,043

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[e]	$200	$208,696
Protective Life Global Funding
2.00%, 09/14/21[d]	250	239,505
2.16%, 09/25/20[d]	300	293,160
Sistema JSFC via Sistema International Funding SA
6.95%, 05/17/19[e]	200	201,122
Springleaf Finance Corp.
5.25%, 12/15/19	125	126,684
5.63%, 03/15/23	200	200,312
6.00%, 06/01/20	50	51,754
6.13%, 05/15/22	150	154,198
7.75%, 10/01/21	125	136,123
8.25%, 12/15/20	225	247,363
Stearns Holdings LLC
9.38%, 08/15/20 (Call 05/31/18)[d]	20	20,291
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	75	74,212
3.00%, 08/15/19 (Call 07/15/19)	518	516,632
3.75%, 08/15/21 (Call 06/15/21)	31	31,112
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	196,542
USAA Capital Corp.
2.00%, 06/01/21[d]	150	144,948
VFH Parent LLC/Orchestra Co-Issuer Inc.
6.75%, 06/15/22 (Call 06/15/19)[d]	125	129,804
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	1,054	1,037,463
2.80%, 12/14/22 (Call 10/14/22)	150	147,387

		35,496,474

Security	Principal (000s)	Value
ELECTRIC — 1.49%
Abu Dhabi National Energy Co.PJSC
3.63%, 06/22/21[e]	$200	$198,816
3.63%, 01/12/23[d]	730	714,020
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	275	262,333
AES Corp./VA
4.00%, 03/15/21	50	50,301
4.50%, 03/15/23 (Call 03/15/20)	50	50,252
Alabama Power Co.
Series 17A
2.45%, 03/30/22 (Call 02/28/22)	25	24,185
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	280	276,175
American Electric Power Co. Inc.
2.15%, 11/13/20	325	316,677
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	125	123,306
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 02/01/23)[d]	250	250,362
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	25	24,221
3.50%, 11/15/21 (Call 08/15/21)	8	8,067
Berkshire Hathaway Energy Co.
2.38%, 01/15/21[d]	115	112,638
2.40%, 02/01/20 (Call 01/01/20)	115	114,081
2.80%, 01/15/23 (Call 12/15/22)[d]	158	153,363
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	300	288,072
6.00%, 01/15/22 (Call 05/31/18)[d]	125	127,757

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	$290	$278,867
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	50	47,910
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[e]	200	204,012
6.88%, 07/30/19[e]	100	103,211
China Southern Power Grid International Finance BVI Co. Ltd.
2.75%, 05/08/22[e]	400	386,620
CLP Power HK Finance Ltd.
4.25%, (Call 11/07/19)[c,e,i,j]	200	200,652
CMS Energy Corp.
5.05%, 03/15/22 (Call 12/15/21)	50	52,525
Comision Federal de Electricidad
4.88%, 05/26/21[e]	200	205,050
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	770	740,517
Consumers Energy Co.
5.65%, 04/15/20	2	2,102
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	106	104,869
2.58%, 07/01/20	150	147,738
2.96%, 07/01/19[l]	105	104,767
4.45%, 03/15/21	250	256,495
Series B
1.60%, 08/15/19	185	181,748
2.75%, 01/15/22 (Call 12/15/21)	250	242,022
DPL Inc.
6.75%, 10/01/19 (Call 09/01/19)	20	20,768
7.25%, 10/15/21 (Call 07/15/21)	135	146,814
DTE Electric Co.
3.90%, 06/01/21 (Call 03/01/21)	25	25,425

Security	Principal (000s)	Value
DTE Energy Co.
1.50%, 10/01/19	$255	$249,176
Series B
3.30%, 06/15/22 (Call 04/15/22)	60	59,323
Dubai Electricity & Water Authority
7.38%, 10/21/20[d]	200	218,392
Duke Energy Carolinas LLC
3.05%, 03/15/23 (Call 02/15/23)	130	128,979
3.90%, 06/15/21 (Call 03/15/21)	200	204,448
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	927	880,224
3.55%, 09/15/21 (Call 06/15/21)	25	25,133
5.05%, 09/15/19	75	77,008
Duke Energy Florida LLC
1.85%, 01/15/20	610	598,642
Duquesne Light Holdings Inc.
6.40%, 09/15/20[d]	500	531,735
Edison International
2.13%, 04/15/20	50	49,003
2.40%, 09/15/22 (Call 08/15/22)	415	393,872
EDP Finance BV
4.90%, 10/01/19[d]	100	102,313
Electricite de France SA
2.35%, 10/13/20 (Call 09/13/20)[d]	750	736,417
4.60%, 01/27/20[d]	750	768,667
Emera U.S. Finance LP
2.15%, 06/15/19	145	143,383
2.70%, 06/15/21 (Call 05/15/21)	50	48,707
EnBW Energie Baden-Wuerttemberg AG
5.13%, 04/05/77 (Call 04/05/22)[c,e,i]	500	514,600
Enel Finance International NV
2.88%, 05/25/22[d]	450	437,778
Engie SA
2.88%, 10/10/22[d]	135	132,056

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	$200	$202,792
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[e]	600	598,818
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	200	196,000
Series K
2.75%, 03/15/22 (Call 02/15/22)	50	48,741
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	100	97,030
2.85%, 06/15/20 (Call 05/15/20)	375	371,985
3.50%, 06/01/22 (Call 05/01/22)	263	259,221
5.15%, 12/01/20 (Call 09/01/20)	75	77,799
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	941	937,490
3.40%, 03/15/22 (Call 02/15/22)	95	94,119
4.25%, 06/15/22 (Call 03/15/22)	245	250,566
5.20%, 10/01/19	100	102,645
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	335	322,638
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	190	181,007
Georgia Power Co.
2.00%, 03/30/20	50	49,026
Series C
2.00%, 09/08/20	205	199,928
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	140	143,969
Integrys Holding Inc.
4.17%, 11/01/20	25	25,524

Security	Principal (000s)	Value
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	$125	$124,512
Israel Electric Corp. Ltd.
9.38%, 01/28/20[e]	400	438,020
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[d]	115	110,063
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[e]	200	199,454
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[d]	600	581,640
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	275	282,851
Majapahit Holding BV
7.75%, 01/20/20[e]	200	214,228
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	8	7,708
4.50%, 06/01/21 (Call 03/01/21)	75	77,224
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	65	62,098
2.20%, 08/15/20 (Call 07/15/20)	30	29,489
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	200	205,548
NTPC Ltd.
4.75%, 10/03/22[e]	200	205,308
NV Energy Inc.
6.25%, 11/15/20	255	273,773
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	25	24,757
7.00%, 09/01/22	25	28,498
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	50	47,612

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.50%, 10/01/20 (Call 07/01/20)	$200	$200,700
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	100	95,261
Perusahaan Listrik Negara PT
5.50%, 11/22/21[e]	500	523,365
PNM Resources Inc.
3.25%, 03/09/21	100	99,321
Power Grid Corp. of India Ltd.
3.88%, 01/17/23[e]	200	197,630
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	500	497,665
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	95	93,455
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	370	366,799
Public Service Co. of Colorado
5.13%, 06/01/19	25	25,591
Public Service Enterprise Group Inc.
1.60%, 11/15/19	105	102,519
2.00%, 11/15/21 (Call 10/15/21)	150	142,714
2.65%, 11/15/22 (Call 10/15/22)	58	55,623
San Diego Gas & Electric Co.
3.00%, 08/15/21	140	139,192
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	150	151,803
Sempra Energy
1.63%, 10/07/19	65	63,715
2.40%, 02/01/20	625	617,144
2.40%, 03/15/20 (Call 02/15/20)	100	98,619
2.88%, 10/01/22 (Call 07/01/22)	50	48,584
Shanghai Electric Power Finance Ltd.
3.63%, 08/11/20[e]	200	198,940

Security	Principal (000s)	Value
Southern California Edison Co.
1.85%, 02/01/22	$5	$4,459
Southern Co. (The)
1.85%, 07/01/19	400	395,092
2.15%, 09/01/19 (Call 08/01/19)	80	79,072
2.35%, 07/01/21 (Call 06/01/21)	970	941,453
2.75%, 06/15/20 (Call 05/15/20)	350	346,860
Series B
5.50%, 03/15/57 (Call 03/15/22)[c,i]	50	51,977
Southern Power Co.
Series 158
2.38%, 06/01/20 (Call 05/01/20)	25	24,609
Series D
1.95%, 12/15/19	50	49,100
Series E
2.50%, 12/15/21 (Call 11/15/21)	250	241,592
SPIC 2016 U.S. dollar Bond Co. Ltd.
3.00%, 12/06/21[e]	300	293,643
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[e]	850	847,144
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	100	85,027
9.50%, 07/15/22 (Call 07/15/20)[d,g]	110	104,866
TECO Finance Inc.
5.15%, 03/15/20	70	72,289
Three Gorges Finance I Cayman Islands Ltd.
2.30%, 06/02/21[e]	200	193,526
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	25	25,034
Virginia Electric & Power Co.
Series C
2.75%, 03/15/23 (Call 12/15/22)	82	79,344

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Vistra Energy Corp.
6.75%, 11/01/19 (Call 05/01/18)	$50	$50,844
7.38%, 11/01/22 (Call 11/01/18)	375	395,089
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	44,309
Wisconsin Electric Power Co.
4.25%, 12/15/19	25	25,549
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	100	97,613
2.60%, 03/15/22 (Call 02/15/22)	50	48,650
4.70%, 05/15/20 (Call 11/15/19)	225	230,701

		28,365,157
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 06/14/18)[d]	45	43,433
Emerson Electric Co.
5.00%, 04/15/19	25	25,502
General Cable Corp.
5.75%, 10/01/22 (Call 05/11/18)	80	82,117
Schneider Electric SE
2.95%, 09/27/22[d]	25	24,407
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 05/31/18)	135	137,727

		313,186
ELECTRONICS — 0.20%
Amphenol Corp.
2.20%, 04/01/20	175	172,296
3.13%, 09/15/21 (Call 08/15/21)	75	74,380
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	50	49,052
Flex Ltd.
4.63%, 02/15/20	75	76,388

Security	Principal (000s)	Value
5.00%, 02/15/23	$100	$104,125
Fortive Corp.
1.80%, 06/15/19	70	69,134
2.35%, 06/15/21 (Call 05/15/21)	175	169,592
Honeywell International Inc.
1.40%, 10/30/19	1,925	1,887,135
1.85%, 11/01/21 (Call 10/01/21)	375	360,270
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	60	58,189
Jabil Inc.
4.70%, 09/15/22	155	158,999
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	70	73,300
Sanmina Corp.
4.38%, 06/01/19[d]	52	52,517
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	105	103,383
Tsinghua Unic Ltd.
5.38%, 01/31/23[e]	400	387,396

		3,796,156
ENERGY — ALTERNATE SOURCES — 0.01%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)	68	71,605
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[d]	100	95,606

		167,211
ENGINEERING & CONSTRUCTION — 0.04%
AECOM Global II LLC/URS Fox U.S. LP
5.00%, 04/01/22 (Call 01/01/22)	75	76,188
Dianjian Haiyu Ltd.
3.50%, (Call 06/14/22)[c,e,i,j]	400	379,212
Fluor Corp.
3.38%, 09/15/21	50	50,147
MasTec Inc.
4.88%, 03/15/23 (Call 06/14/18)	100	99,233

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
New Enterprise Stone & Lime Co. Inc.
10.13%, 04/01/22 (Call 04/01/19)[d]	$100	$106,304
Zachry Holdings Inc.
7.50%, 02/01/20 (Call 05/31/18)[d]	75	75,444

		786,528
ENTERTAINMENT — 0.11%
Amber Treasure Ventures Ltd.
3.00%, 05/25/20 (Call 11/25/18)[e]	200	195,986
AMC Entertainment Holdings Inc.
5.88%, 02/15/22 (Call 05/31/18)[g]	100	101,324
CCM Merger Inc.
6.00%, 03/15/22 (Call 03/15/19)[d]	33	33,585
Cinemark USA Inc.
5.13%, 12/15/22 (Call 05/31/18)	100	101,728
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 02/15/23 (Call 02/15/20)[d]	50	51,599
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	225	229,948
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[d]	200	205,266
6.25%, 02/15/22 (Call 08/15/21)[d]	200	210,228
Live Nation Entertainment Inc.
5.38%, 06/15/22 (Call 05/31/18)[d]	75	76,765
National CineMedia LLC
6.00%, 04/15/22 (Call 05/31/18)	100	101,563

Security	Principal (000s)	Value
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[d]	$175	$172,091
Scientific Games International Inc.
6.25%, 09/01/20 (Call 05/31/18)	59	59,049
6.63%, 05/15/21 (Call 05/31/18)	75	76,525
10.00%, 12/01/22 (Call 12/01/18)	400	431,004
WMG Acquisition Corp.
5.63%, 04/15/22 (Call 05/31/18)[d]	100	102,240

		2,148,901
ENVIRONMENTAL CONTROL — 0.06%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/31/18)	150	151,161
5.25%, 08/01/20 (Call 05/31/18)	79	79,318
Covanta Holding Corp.
6.38%, 10/01/22 (Call 05/31/18)	120	122,695
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)[d]	85	84,187
5.63%, 05/01/22 (Call 05/01/19)[d]	100	100,082
9.88%, 02/01/21 (Call 05/31/18)[d]	67	70,510
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	50	50,117
5.50%, 09/15/19	250	258,222
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[b,d]	50	50,988
Waste Management Inc.
4.75%, 06/30/20	250	258,685

		1,225,965

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
FOOD — 0.36%
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/31/18)	$150	$148,482
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 05/31/18)[d]	50	47,287
Campbell Soup Co.
2.50%, 08/02/22	100	95,401
3.65%, 03/15/23 (Call 02/15/23)	100	99,301
Danone SA
2.08%, 11/02/21 (Call 10/02/21)[d]	250	239,017
Darling Ingredients Inc.
5.38%, 01/15/22 (Call 05/31/18)	150	153,067
Dean Foods Co.
6.50%, 03/15/23 (Call 05/31/18)[d]	150	143,856
General Mills Inc.
2.20%, 10/21/19	300	296,199
2.60%, 10/12/22 (Call 09/12/22)	100	95,835
3.15%, 12/15/21 (Call 09/15/21)	55	54,542
Grupo Bimbo SAB de CV
4.50%, 01/25/22[e]	400	409,012
Hershey Co. (The)
4.13%, 12/01/20	25	25,752
JBS Investments GmbH
7.75%, 10/28/20 (Call 05/30/18)[e,g]	500	510,130
JBS USA LUX SA/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 06/15/18)[d]	228	230,237
JM Smucker Co. (The)
2.20%, 12/06/19	100	98,805
2.50%, 03/15/20	100	98,952
Kellogg Co.
4.00%, 12/15/20	195	198,992
4.15%, 11/15/19	50	50,837

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	$275	$272,855
3.50%, 06/06/22	365	363,274
3.50%, 07/15/22 (Call 05/15/22)	250	248,795
5.38%, 02/10/20	145	150,616
Kroger Co. (The)
1.50%, 09/30/19	100	97,912
2.60%, 02/01/21 (Call 01/01/21)	350	343,752
3.30%, 01/15/21 (Call 12/15/20)	75	75,040
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	127	122,296
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (Call 09/28/19)[d]	200	196,134
2.00%, 10/28/21 (Call 09/28/21)[d]	250	238,180
Nestle Holdings Inc.
1.38%, 07/13/21[e]	150	142,647
2.38%, 11/17/22[e]	40	38,504
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 05/16/18)	100	100,616
Safeway Inc.
5.00%, 08/15/19	18	18,050
Smithfield Foods Inc.
2.65%, 10/03/21 (Call 09/03/21)[d]	100	95,377
SUPERVALU Inc.
6.75%, 06/01/21 (Call 05/31/18)[g]	110	109,985
7.75%, 11/15/22 (Call 11/15/18)[g]	50	49,793
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	300	296,715
2.60%, 06/12/22	25	24,170

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/31/18)	$100	$99,166
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	95	91,421
2.65%, 08/15/19 (Call 07/15/19)	475	472,734
4.50%, 06/15/22 (Call 03/15/22)	50	51,696
Wm Wrigley Jr Co.
3.38%, 10/21/20 (Call 09/21/20)[d]	100	100,534
Woolworths Group Ltd.
4.00%, 09/22/20[d]	150	152,020

		6,947,986
FOREST PRODUCTS & PAPER — 0.02%
Cascades Inc.
5.50%, 07/15/22 (Call 05/31/18)[d]	106	106,265
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 05/31/18)	50	46,875
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[d]	168	166,770
5.40%, 11/01/20[d]	75	79,004
PH Glatfelter Co.
5.38%, 10/15/20 (Call 06/14/18)	12	12,122

		411,036
GAS — 0.07%
Beijing Gas Singapore Capital Corp.
2.75%, 05/31/22[e]	300	286,563
British Transco International Finance BV
0.00%, 11/04/21[e]	250	222,860
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	100	99,390
Dominion Energy Gas Holdings LLC

Security	Principal (000s)	Value
2.50%, 12/15/19 (Call 11/15/19)	$50	$49,485
2.80%, 11/15/20 (Call 10/15/20)	195	192,666
Korea Gas Corp.
1.88%, 07/18/21[e]	200	189,788
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	25	24,959
6.88%, 10/15/21 (Call 05/31/18)	90	90,051
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/23 (Call 03/31/20)[d]	100	99,820
Southern Star Central Corp.
5.13%, 07/15/22 (Call 05/31/18)[d]	100	101,750

		1,357,332
HAND & MACHINE TOOLS — 0.02%
Apex Tool Group LLC/BC Mountain Finance Inc.
9.00%, 02/15/23 (Call 02/15/19)[d]	150	147,692
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	150	148,521
Stanley Black & Decker Inc.
2.90%, 11/01/22	25	24,450

		320,663
HEALTH CARE — PRODUCTS — 0.49%
Abbott Laboratories
2.00%, 03/15/20	190	186,384
2.35%, 11/22/19	126	124,896
2.55%, 03/15/22	64	62,156
2.80%, 09/15/20 (Call 08/15/20)	50	49,695
2.90%, 11/30/21 (Call 10/30/21)	1,860	1,836,099
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	125	118,679

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Becton Dickinson and Co.
2.40%, 06/05/20	$175	$171,514
2.68%, 12/15/19	275	273,025
2.89%, 06/06/22 (Call 05/06/22)	275	266,233
3.13%, 11/08/21	680	669,718
3.25%, 11/12/20	100	99,365
Boston Scientific Corp.
2.85%, 05/15/20	175	173,467
3.38%, 05/15/22	10	9,898
6.00%, 01/15/20	325	339,482
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[d]	150	150,387
10.75%, 04/15/20 (Call 05/16/18)	90	87,075
Halyard Health Inc.
6.25%, 10/15/22 (Call 05/31/18)	25	25,692
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[d]	50	51,750
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 05/16/18)[d]	129	133,674
12.50%, 11/01/21 (Call 05/01/19)[d]	100	112,050
Life Technologies Corp.
6.00%, 03/01/20	320	335,357
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/31/18)[d,g]	160	152,926
5.75%, 08/01/22 (Call 05/31/18)[d,g]	175	146,304
Medtronic Inc.
2.50%, 03/15/20	1,035	1,028,790
3.15%, 03/15/22	1,575	1,571,629
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/31/18)[d]	225	221,173

Security	Principal (000s)	Value
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	$125	$123,034
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	25	24,420
3.60%, 08/15/21 (Call 05/15/21)	110	110,700
4.50%, 03/01/21	250	258,610
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/31/18)	100	100,505
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	300	297,279
3.70%, 03/19/23 (Call 02/19/23)	95	94,326

		9,406,292
HEALTH CARE — SERVICES — 0.72%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 05/31/18)	50	50,175
5.63%, 02/15/23 (Call 05/31/18)	100	101,032
6.13%, 03/15/21 (Call 05/31/18)	100	101,465
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	137	132,093
4.13%, 06/01/21 (Call 03/01/21)	235	239,239
Anthem Inc.
2.25%, 08/15/19	380	376,033
2.95%, 12/01/22 (Call 11/01/22)	233	225,924
3.13%, 05/15/22	300	294,000
4.35%, 08/15/20	150	153,808
Catholic Health Initiatives
2.95%, 11/01/22	75	72,279
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	175	176,909
5.63%, 02/15/21 (Call 05/31/18)	295	303,062

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/31/18)[g]	$150	$138,351
6.25%, 03/31/23 (Call 03/31/20)	500	456,635
6.88%, 02/01/22 (Call 05/31/18)[g]	575	313,565
7.13%, 07/15/20 (Call 05/31/18)[g]	225	179,050
8.00%, 11/15/19 (Call 05/31/18)[g]	350	318,339
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	357	361,484
5.13%, 06/15/20	25	25,961
DaVita Inc.
5.75%, 08/15/22 (Call 05/31/18)	250	255,710
Eagle Holding Co. II LLC
7.63% (8.38% PIK), 05/15/22 (Call 05/31/18)[d,h]	75	76,065
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 05/11/18)[d]	200	197,326
5.63%, 07/15/22 (Call 05/31/18)	175	175,532
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[d]	345	349,088
5.63%, 07/31/19[d]	290	298,361
5.88%, 01/31/22[d]	100	106,836
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[d]	100	105,409
HCA Healthcare Inc.
6.25%, 02/15/21	225	236,644
HCA Inc.
3.75%, 03/15/19	200	200,588
4.25%, 10/15/19	75	75,604
5.88%, 03/15/22	275	290,177
6.50%, 02/15/20	551	577,040
7.50%, 02/15/22	525	577,568

Security	Principal (000s)	Value
Humana Inc.
2.50%, 12/15/20	$105	$103,324
2.63%, 10/01/19	250	248,682
3.15%, 12/01/22 (Call 09/01/22)	75	73,684
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/31/18)	175	180,017
8.00%, 01/15/20	125	133,908
8.75%, 01/15/23 (Call 05/31/18)	100	107,121
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	99,191
3.20%, 02/01/22	100	98,631
LifePoint Health Inc.
5.50%, 12/01/21 (Call 05/31/18)	200	201,678
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	125	125,011
Polaris Intermediate Corp.
8.50% (9.25% PIK), 12/01/22 (Call 06/01/19)[d,h]	210	213,060
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	98,863
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)	100	106,238
Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[d]	200	198,526
Select Medical Corp.
6.38%, 06/01/21 (Call 05/31/18)	145	147,340
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 05/31/18)[d]	50	51,721
Tenet Healthcare Corp.
4.38%, 10/01/21	225	222,615
4.50%, 04/01/21	200	198,684
4.75%, 06/01/20	50	50,394
6.00%, 10/01/20	300	310,056

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.75%, 02/01/20	$29	$29,936
7.50%, 01/01/22 (Call 01/01/19)[d]	125	131,886
8.13%, 04/01/22	550	572,990
UnitedHealth Group Inc.
1.95%, 10/15/20	55	53,693
2.13%, 03/15/21	116	112,892
2.30%, 12/15/19	150	148,601
2.38%, 10/15/22	30	28,820
2.70%, 07/15/20	1,060	1,054,880
2.75%, 02/15/23 (Call 11/15/22)	100	97,122
2.88%, 12/15/21	100	98,815
2.88%, 03/15/22 (Call 12/15/21)	430	423,709
3.35%, 07/15/22	275	275,434
3.88%, 10/15/20 (Call 07/15/20)	100	101,906
Universal Health Services Inc.
3.75%, 08/01/19[d]	25	25,063

		13,665,843
HOLDING COMPANIES — DIVERSIFIED — 0.43%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	97,909
3.88%, 01/15/20 (Call 12/15/19)	275	276,427
Bright Galaxy International Ltd.
3.38%, 11/03/21[e]	200	192,946
CK Hutchison International 17 II Ltd.
2.75%, 03/29/23[d]	200	191,274
CK Hutchison International 17 Ltd.
2.88%, 04/05/22[d]	1,050	1,022,259
HRG Group Inc.
7.75%, 01/15/22 (Call 05/31/18)	200	205,796
Huarong Finance II Co. Ltd.
2.88%, 11/22/19[e]	200	197,056
3.63%, 11/22/21[e]	200	196,564
3.75%, 11/19/20[e]	200	198,628
4.50%, 01/16/20[e]	600	604,920
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/19[d]	300	310,743

Security	Principal (000s)	Value
IPIC GMTN Ltd.
5.00%, 11/15/20[d]	$250	$259,743
5.50%, 03/01/22[d]	200	213,212
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)[e]	400	403,216
MDC-GMTN BV
3.25%, 04/28/22[e]	600	590,016
Mumtalakat Sukuk Holding Co.
4.00%, 11/25/21[e]	200	189,126
Prospect Capital Corp.
5.00%, 07/15/19	155	156,251
Rongshi International Finance Ltd.
2.88%, 05/04/22[e]	200	193,010
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[d]	500	509,875
State Elite Global Ltd.
2.25%, 10/20/21[e]	800	763,584
2.75%, 06/13/22[e]	200	192,936
Swire Pacific MTN Financing Ltd.
4.50%, 02/28/22[e]	600	618,738
Temasek Financial I Ltd.
2.38%, 01/23/23[d]	500	480,125
Wharf Finance Ltd.
3.50%, 01/23/19[e]	200	200,376

		8,264,730
HOME BUILDERS — 0.15%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 02/15/21 (Call 05/31/18)[d]	50	50,341
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)	75	76,861
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	15	15,337
8.75%, 03/15/22 (Call 03/15/19)	90	97,155
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/31/18)[d]	75	75,891

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 05/31/18)[d]	$125	$127,160
Century Communities Inc.
6.88%, 05/15/22 (Call 06/14/18)	100	102,274
DR Horton Inc.
2.55%, 12/01/20	3	2,944
4.00%, 02/15/20	75	76,000
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[d]	50	53,692
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	100,862
7.00%, 12/15/21 (Call 09/15/21)	75	80,062
7.50%, 09/15/22	50	54,569
8.00%, 03/15/20	75	80,238
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)[d]	25	24,365
4.13%, 01/15/22 (Call 10/15/21)	160	159,438
4.50%, 06/15/19 (Call 04/16/19)	100	101,016
4.50%, 11/15/19 (Call 08/15/19)	100	101,119
4.75%, 04/01/21 (Call 02/01/21)	95	96,236
4.75%, 11/15/22 (Call 08/15/22)	100	100,099
5.38%, 10/01/22[d]	75	77,437
6.25%, 12/15/21 (Call 06/15/21)[d]	50	52,735
6.63%, 05/01/20[d]	35	36,855
8.38%, 05/15/18[d]	50	50,088
8.38%, 01/15/21[d]	75	83,035
M/I Homes Inc.
6.75%, 01/15/21 (Call 05/16/18)	50	51,537

Security	Principal (000s)	Value
MDC Holdings Inc.
5.63%, 02/01/20	$50	$51,452
Meritage Homes Corp.
7.00%, 04/01/22	50	54,931
7.15%, 04/15/20	75	78,995
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)	75	76,886
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	150	150,828
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/31/18)[d]	125	125,926
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	100	105,693
6.75%, 11/01/19	50	52,396
TRI Pointe Group Inc.
4.88%, 07/01/21 (Call 06/01/21)	50	50,278
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	108	108,540
Williams Scotsman International Inc.
7.88%, 12/15/22 (Call 12/15/19)[d]	50	51,982

		2,835,253
HOME FURNISHINGS — 0.02%
Well Hope Development Ltd.
3.88%, (Call 10/19/22)[c,e,i,j]	400	373,612

		373,612
HOUSEHOLD PRODUCTS & WARES — 0.16%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	49,602
2.45%, 08/01/22 (Call 07/01/22)	245	235,225
Health and Happiness H&H International Holdings Ltd.
7.25%, 06/21/21 (Call 06/21/18)[e]	400	408,052

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Kimberly-Clark Corp.
2.15%, 08/15/20	$85	$83,435
3.88%, 03/01/21	25	25,496
Prestige Brands Inc.
5.38%, 12/15/21 (Call 06/14/18)[d]	100	100,611
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 04/24/22)[d]	2,250	2,150,392
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 05/31/18)	75	77,591

		3,130,404
HOUSEWARES — 0.02%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	165	163,228
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	160	163,637

		326,865
INSURANCE — 0.67%
Aflac Inc.
2.40%, 03/16/20	100	98,856
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	10	10,584
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	430	426,822
3.30%, 03/01/21 (Call 02/01/21)	737	734,914
3.38%, 08/15/20	75	75,147
4.88%, 06/01/22	440	460,266
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	98,307
Athene Global Funding
3.00%, 07/01/22[d]	250	241,335
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)[d]	25	24,911

Security	Principal (000s)	Value
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	$250	$251,230
3.00%, 05/15/22	209	208,298
4.25%, 01/15/21	85	87,910
Berkshire Hathaway Inc.
2.10%, 08/14/19	215	213,811
2.20%, 03/15/21 (Call 02/15/21)	329	323,453
2.75%, 03/15/23 (Call 01/15/23)	300	292,569
3.40%, 01/31/22	25	25,295
China Life Insurance Co. Ltd.
4.00%, 07/03/75 (Call 07/03/20)[c,e,i]	200	197,016
China Reinsurance Finance Corp. Ltd.
3.38%, 03/09/22[e]	200	192,134
CNA Financial Corp.
5.88%, 08/15/20	150	158,111
CNO Financial Group Inc.
4.50%, 05/30/20	100	100,527
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	150	149,753
Fidelity & Guaranty Life Holdings Inc.
6.38%, 04/01/21 (Call 05/16/18)[d]	50	50,862
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)[e]	600	569,502
Genworth Holdings Inc.
7.20%, 02/15/21	50	47,004
7.63%, 09/24/21	125	117,464
7.70%, 06/15/20	45	44,100
Guardian Life Global Funding
1.95%, 10/27/21[d]	250	239,323
3.40%, 04/25/23[d]	50	49,829
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	100	104,196

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Hub Holdings LLC/Hub Holdings Finance Inc.
8.13% (8.88% PIK), 07/15/19 (Call 05/25/18)[d,h]	$50	$50,150
HUB International Ltd.
7.88%, 10/01/21 (Call 05/25/18)[d]	250	260,572
Jackson National Life Global Funding
2.20%, 01/30/20[d]	250	246,645
2.60%, 12/09/20[d]	225	221,945
Liberty Mutual Group Inc.
5.00%, 06/01/21[d]	250	260,740
Markel Corp.
5.35%, 06/01/21	25	26,285
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	200	198,366
2.35%, 03/06/20 (Call 02/06/20)	50	49,295
2.75%, 01/30/22 (Call 12/30/21)	125	121,831
4.80%, 07/15/21 (Call 04/15/21)	103	107,205
MassMutual Global Funding II
1.95%, 09/22/20[d]	250	243,560
2.45%, 11/23/20[d]	500	491,950
MetLife Inc.
3.05%, 12/15/22	50	49,084
Metropolitan Life Global Funding I
1.95%, 09/15/21[d]	250	239,248
2.40%, 01/08/21[d]	500	489,960
2.50%, 12/03/20[d]	150	147,488
2.65%, 04/08/22[d]	250	243,387
3.88%, 04/11/22[d]	500	508,770
New York Life Global Funding
1.95%, 09/28/20[d]	250	243,467
2.00%, 04/13/21[d]	550	532,207
2.15%, 06/18/19[d]	150	148,941
2.30%, 06/10/22[d]	250	240,173
Pricoa Global Funding I
2.55%, 11/24/20[d]	250	246,385

Security	Principal (000s)	Value
Principal Life Global Funding II
2.15%, 01/10/20[d]	$250	$246,342
2.63%, 11/19/20[d]	100	98,647
Prudential Financial Inc.
2.35%, 08/15/19	115	114,180
4.50%, 11/16/21	360	374,281
5.38%, 06/21/20	175	183,045
Radian Group Inc.
5.25%, 06/15/20	109	112,259
7.00%, 03/15/21	25	26,772
Reliance Standard Life Global Funding II
2.38%, 05/04/20[d]	100	98,282
Sunshine Life Insurance Corp. Ltd.
3.15%, 04/20/21[e]	200	193,394
Travelers Companies Inc. (The)
3.90%, 11/01/20	150	152,973
WR Berkley Corp.
7.38%, 09/15/19	100	105,613

		12,666,971
INTERNET — 0.35%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,200	1,190,124
3.13%, 11/28/21 (Call 09/28/21)	650	644,722
Alphabet Inc.
3.63%, 05/19/21	135	138,156
Amazon.com Inc.
1.90%, 08/21/20[d]	125	122,349
2.40%, 02/22/23 (Call 01/22/23)[d]	50	47,964
2.50%, 11/29/22 (Call 08/29/22)	72	69,879
2.60%, 12/05/19 (Call 11/05/19)	475	474,259
3.30%, 12/05/21 (Call 10/05/21)	85	85,632
Baidu Inc.
2.88%, 07/06/22	200	192,658
3.00%, 06/30/20	200	198,056
3.50%, 11/28/22	200	197,122

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[d]	$75	$76,897
Dr. Peng Holding HongKong Ltd.
5.05%, 06/01/20[e]	200	193,040
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	435	431,885
2.60%, 07/15/22 (Call 04/15/22)	250	240,658
2.88%, 08/01/21 (Call 06/01/21)	360	354,726
3.25%, 10/15/20 (Call 07/15/20)	50	50,043
3.80%, 03/09/22 (Call 02/09/22)	10	10,112
Expedia Group Inc.
5.95%, 08/15/20	170	179,292
Netflix Inc.
5.38%, 02/01/21	125	129,063
5.50%, 02/15/22	175	181,956
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	25	24,856
4.20%, 09/15/20	245	248,209
Tencent Holdings Ltd.
2.88%, 02/11/20[e]	760	756,139
3.38%, 05/02/19[e]	200	200,706
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 05/31/18)	250	257,465

		6,695,968
IRON & STEEL — 0.20%
AK Steel Corp.
7.63%, 10/01/21 (Call 05/31/18)	75	76,552
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	101,758
ArcelorMittal
5.13%, 06/01/20	100	103,032
5.50%, 08/05/20	125	129,838
5.75%, 03/01/21	125	131,260

Security	Principal (000s)	Value
6.50%, 02/25/22	$150	$162,100
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[d,g]	75	82,346
Baosteel Financing 2015 Pty Ltd.
3.88%, 01/28/20[e]	200	200,018
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/31/18)[d]	160	165,158
Carpenter Technology Corp.
5.20%, 07/15/21 (Call 04/15/21)	50	51,143
CSN Resources SA
6.50%, 07/21/20[e]	300	291,507
Evraz Group SA
6.50%, 04/22/20[e]	200	203,314
6.75%, 01/31/22[e]	400	412,000
Gerdau Trade Inc.
5.75%, 01/30/21[e]	500	520,065
JSW Steel Ltd.
5.25%, 04/13/22[e]	400	397,072
Koks OAO Via Koks Finance DAC
7.50%, 05/04/22[e]	200	203,408
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 05/31/18)	200	203,710
U.S. Steel Corp.
7.38%, 04/01/20	125	132,570
Vale Overseas Ltd.
4.38%, 01/11/22	159	161,005

		3,727,856
LEISURE TIME — 0.03%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 05/31/18)[d]	135	135,212
Carnival Corp.
3.95%, 10/15/20	150	153,000
Gibson Brands Inc.
8.88%, 08/01/18 (Call 05/31/18)[d,f]	25	19,414

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
NCL Corp. Ltd.
4.75%, 12/15/21 (Call 12/15/18)[d]	$121	$123,147
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	80	78,420
5.25%, 11/15/22	50	53,193

		562,386
LODGING — 0.14%
Choice Hotels International Inc.
5.75%, 07/01/22	100	105,909
Interval Acquisition Corp.
5.63%, 04/15/23 (Call 05/31/18)	74	77,063
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[d]	125	129,381
10.25%, 11/15/22 (Call 11/15/19)[d]	110	120,375
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	289	277,119
2.88%, 03/01/21 (Call 02/01/21)	100	98,995
MGM Resorts International
5.25%, 03/31/20	75	76,980
6.00%, 03/15/23	250	261,455
6.63%, 12/15/21	275	293,942
6.75%, 10/01/20	150	159,390
7.75%, 03/15/22	170	188,692
8.63%, 02/01/19	100	103,887
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC
5.88%, 05/15/21 (Call 05/31/18)[d]	42	42,066
Studio City Co. Ltd.
7.25%, 11/30/21 (Call 11/30/18)[d]	200	209,066
Studio City Finance Ltd.
8.50%, 12/01/20 (Call 05/31/18)[d]	250	254,502

Security	Principal (000s)	Value
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	$185	$181,848

		2,580,670
MACHINERY — 0.37%
ABB Finance USA Inc.
2.88%, 05/08/22	350	343,791
Briggs & Stratton Corp.
6.88%, 12/15/20	44	47,265
Caterpillar Financial Services Corp.
1.35%, 05/18/19	175	172,525
1.70%, 08/09/21	240	229,150
1.85%, 09/04/20	19	18,508
2.00%, 11/29/19	145	143,037
2.00%, 03/05/20	125	122,902
2.10%, 06/09/19	100	99,361
2.10%, 01/10/20	1,600	1,580,720
2.25%, 12/01/19	25	24,785
2.40%, 06/06/22	75	72,441
2.50%, 11/13/20	250	246,235
2.55%, 11/29/22	33	31,878
2.85%, 06/01/22	50	49,171
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	50	48,706
3.90%, 05/27/21	160	163,533
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[d]	85	88,276
CNH Industrial Capital LLC
3.38%, 07/15/19	225	225,517
3.88%, 10/15/21	225	225,578
4.38%, 11/06/20	100	102,093
4.38%, 04/05/22	125	126,935
4.88%, 04/01/21	100	103,521
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	65	63,302
John Deere Capital Corp.
1.25%, 10/09/19	100	97,840
1.70%, 01/15/20	75	73,514
1.95%, 06/22/20	100	97,950
2.05%, 03/10/20	100	98,393

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.15%, 09/08/22	$285	$271,337
2.20%, 03/13/20	255	251,830
2.30%, 09/16/19	60	59,591
2.35%, 01/08/21	135	132,621
2.38%, 07/14/20	90	88,816
2.55%, 01/08/21	100	98,760
2.65%, 01/06/22	55	53,898
2.70%, 01/06/23	50	48,581
2.80%, 03/04/21	100	99,187
2.80%, 03/06/23	100	97,373
2.88%, 03/12/21	100	99,357
3.15%, 10/15/21	115	114,928
Series 0014
2.45%, 09/11/20	125	123,422
Manitowoc Co. Inc. (The)
12.75%, 08/15/21 (Call 02/15/19)[d]	50	56,055
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	120	117,382
3.00%, 12/15/20 (Call 11/15/20)	50	49,740
3.13%, 11/15/22 (Call 08/15/22)	50	49,079
Vertiv Intermediate Holding Corp.
12.00% (13.00% PIK), 02/15/22 (Call 02/15/19)[d,h]	140	142,289
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	125	130,442
Zoomlion HK SPV Co. Ltd.
6.13%, 12/20/22[d]	200	196,004

		6,977,619
MANUFACTURING — 0.41%
3M Co.
1.63%, 06/15/19	200	197,766
1.63%, 09/19/21 (Call 08/19/21)	25	23,938
2.00%, 08/07/20	100	98,479
2.00%, 06/26/22	125	119,853
Amsted Industries Inc.
5.00%, 03/15/22 (Call 05/31/18)[d]	150	150,029

Security	Principal (000s)	Value
Bombardier Inc.
5.75%, 03/15/22[d]	$100	$100,385
6.00%, 10/15/22 (Call 05/31/18)[d]	250	249,562
6.13%, 01/15/23[d]	225	226,498
7.75%, 03/15/20[d]	150	160,138
8.75%, 12/01/21[d]	300	333,192
CTP Transportation Products LLC/CTP Finance Inc.
8.25%, 12/15/19 (Call 06/14/18)[d]	50	50,181
Eaton Corp.
2.75%, 11/02/22	250	242,385
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 05/16/18)[d]	71	71,892
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	250	246,477
2.70%, 10/09/22	2,545	2,455,187
3.10%, 01/09/23	50	48,876
4.38%, 09/16/20	150	154,016
4.63%, 01/07/21	300	310,125
4.65%, 10/17/21	650	677,865
5.30%, 02/11/21	335	351,495
5.50%, 01/08/20	175	181,659
6.00%, 08/07/19	150	155,613
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	50	50,297
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	100	99,129
LSB Industries Inc.
9.63%, 05/01/23 (Call 05/01/20)[d,g]	20	20,073
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21[d]	250	238,122
2.15%, 05/27/20[d]	250	245,797
2.20%, 03/16/20[d]	500	493,165
Techniplas LLC
10.00%, 05/01/20 (Call 06/14/18)[d]	31	27,421

		7,779,615

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MEDIA — 0.91%
21st Century Fox America Inc.
3.00%, 09/15/22	$50	$49,041
4.50%, 02/15/21	125	129,331
Altice Financing SA
6.63%, 02/15/23 (Call 05/31/18)[d]	350	349,541
Altice France SA/France
6.00%, 05/15/22 (Call 05/31/18)[d]	800	789,024
Altice Luxembourg SA
7.75%, 05/15/22 (Call 05/31/18)[d,g]	690	660,509
AMC Networks Inc.
4.75%, 12/15/22 (Call 05/31/18)	125	125,570
Cable One Inc.
5.75%, 06/15/22 (Call 06/15/18)[d]	100	103,040
Cablevision Systems Corp.
5.88%, 09/15/22	100	98,480
8.00%, 04/15/20	50	52,954
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	125	123,804
3.38%, 03/01/22 (Call 12/01/21)	275	272,412
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)[d]	50	48,131
5.13%, 02/15/23 (Call 05/31/18)	350	351,298
5.25%, 03/15/21 (Call 05/31/18)	100	101,095
5.25%, 09/30/22 (Call 05/31/18)	250	253,765
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21[d]	300	299,832
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	525	526,265
4.46%, 07/23/22 (Call 05/23/22)	625	636,937
Clear Channel Worldwide Holdings Inc.
Series B
6.50%, 11/15/22 (Call 05/31/18)	350	357,854
7.63%, 03/15/20 (Call 05/31/18)	275	275,693

Security	Principal (000s)	Value
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 05/22/18)[d]	$40	$40,484
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100	125,205
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	300	290,214
2.85%, 01/15/23	75	73,049
3.13%, 07/15/22	305	302,551
5.15%, 03/01/20	264	274,370
5.70%, 07/01/19	250	258,205
CSC Holdings LLC
6.75%, 11/15/21	225	236,821
10.13%, 01/15/23 (Call 01/15/19)[d]	400	443,992
Discovery Communications LLC
2.20%, 09/20/19	61	60,314
2.75%, 11/15/19 (Call 10/15/19)[d]	260	258,508
2.95%, 03/20/23 (Call 02/20/23)	325	311,889
3.50%, 06/15/22 (Call 04/15/22)[d]	250	247,322
5.63%, 08/15/19	100	103,248
DISH DBS Corp.
5.00%, 03/15/23	300	260,199
5.13%, 05/01/20	200	199,002
5.88%, 07/15/22[g]	435	400,413
6.75%, 06/01/21	375	373,515
7.88%, 09/01/19	300	310,944
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 05/31/18)[d]	100	104,058
LIN Television Corp.
5.88%, 11/15/22 (Call 05/11/18)	100	103,090
McClatchy Co. (The)
9.00%, 12/15/22 (Call 05/31/18)[g]	100	104,715
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.50%, 04/15/21 (Call 05/31/18)	25	25,222
MHGE Parent LLC/MHGE Parent Finance Inc.
8.50% (9.25% PIK), 08/01/19 (Call 05/20/18)[d,h]	129	129,325

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Myriad International Holdings BV
6.00%, 07/18/20[e]	$200	$210,550
NBCUniversal Media LLC
4.38%, 04/01/21	374	386,772
5.15%, 04/30/20	535	557,550
Nexstar Broadcasting Inc.
6.13%, 02/15/22 (Call 05/11/18)[d]	25	25,750
Quebecor Media Inc.
5.75%, 01/15/23	150	153,732
Radiate Holdco LLC/Radiate Finance Inc.
6.88%, 02/15/23 (Call 02/15/20)[d]	60	58,117
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	300	297,270
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 05/16/18)	100	100,960
6.13%, 10/01/22 (Call 05/16/18)	100	103,055
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[d]	210	204,076
TEGNA Inc.
4.88%, 09/15/21 (Call 05/31/18)[d]	75	75,654
5.13%, 10/15/19 (Call 05/31/18)	53	53,424
5.13%, 07/15/20 (Call 05/31/18)	150	151,832
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	335	336,209
4.13%, 02/15/21 (Call 11/15/20)	50	50,426
5.00%, 02/01/20	325	333,437
Time Warner Inc.
2.10%, 06/01/19	335	331,925
4.00%, 01/15/22	250	254,235
4.70%, 01/15/21	260	269,248
4.75%, 03/29/21	150	155,767
4.88%, 03/15/20	245	252,987
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	250	253,892
Univision Communications Inc.
6.75%, 09/15/22 (Call 05/31/18)[d]	100	103,132

Security	Principal (000s)	Value
Urban One Inc.
7.38%, 04/15/22 (Call 05/31/18)[d]	$50	$49,153
9.25%, 02/15/20 (Call 05/31/18)[d,g]	75	71,274
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	11	10,899
3.88%, 12/15/21	120	121,073
5.88%, 02/28/57 (Call 02/28/22)[c,i]	125	125,366
Videotron Ltd.
5.00%, 07/15/22	200	204,314
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	205,208
Walt Disney Co. (The)
0.88%, 07/12/19	30	29,381
1.85%, 05/30/19	125	124,109
2.15%, 09/17/20	250	245,665
2.30%, 02/12/21	343	336,610
2.35%, 12/01/22	241	232,158
2.45%, 03/04/22	100	97,447
2.55%, 02/15/22	8	7,831
3.75%, 06/01/21	50	51,055

		17,272,774
METAL FABRICATE & HARDWARE — 0.03%
MCC Holding Hong Kong Corp. Ltd.
2.95%, 05/31/20[e]	200	195,776
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	275	271,334
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[e]	200	198,578

		665,688
MINING — 0.49%
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/18)	75	74,196
9.50%, 04/01/21 (Call 05/31/18)[d]	175	182,327
ALROSA Finance SA
7.75%, 11/03/20[e]	200	215,232
Anglo American Capital PLC
3.75%, 04/10/22[d]	230	228,066
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	341	349,610

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[d]	$100	$96,903
Barrick North America Finance LLC
4.40%, 05/30/21	435	449,546
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	385	380,630
6.25%, 10/19/75 (Call 10/19/20)[c,d,i]	250	262,542
Century Aluminum Co.
7.50%, 06/01/21 (Call 05/31/18)[d]	50	50,820
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21[e]	200	193,838
4.25%, 04/21/22[e]	200	193,826
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[d]	200	194,170
3.88%, 11/03/21[d]	200	201,920
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 05/31/18)[d]	150	138,740
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[d]	150	157,836
First Quantum Minerals Ltd.
7.25%, 05/15/22 (Call 05/30/18)[e]	400	403,000
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[d]	150	148,763
5.13%, 03/15/23 (Call 12/15/22)[d]	110	109,764
Freeport-McMoRan Inc.
3.10%, 03/15/20	200	197,476
3.55%, 03/01/22 (Call 12/01/21)	350	338,929
3.88%, 03/15/23 (Call 12/15/22)	450	431,640
4.00%, 11/14/21	125	124,363
6.88%, 02/15/23 (Call 02/15/20)	150	161,233
Glencore Finance Canada Ltd.
4.25%, 10/25/22[d]	100	101,007
Glencore Funding LLC
2.88%, 04/16/20[d]	100	98,915

Security	Principal (000s)	Value
3.00%, 10/27/22 (Call 09/27/22)[d]	$100	$95,740
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/31/18)	100	101,362
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 07/15/19)[d]	100	104,317
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[d]	25	23,699
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[d]	100	110,755
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	125	128,171
Lundin Mining Corp.
7.88%, 11/01/22 (Call 11/01/18)[d]	100	105,121
Minmetals Bounteous Finance BVI Ltd.
3.13%, 07/27/21[e]	400	389,560
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22[e]	400	382,668
5.55%, 10/28/20[e]	200	204,246
Mountain Province Diamonds Inc.
8.00%, 12/15/22 (Call 12/15/19)[d]	50	49,708
New Gold Inc.
6.25%, 11/15/22 (Call 05/08/18)[d]	100	102,029
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	225	223,913
5.13%, 10/01/19	100	102,751
Northwest Acquisitions ULC/Dominion Finco Inc.
7.13%, 11/01/22 (Call 11/01/19)[d]	100	101,829
Petra Diamonds U.S. Treasury PLC
7.25%, 05/01/22 (Call 05/01/19)[e]	200	200,016
Petropavlovsk 2016 Ltd.
8.13%, 11/14/22 (Call 08/14/22)[e]	400	368,248

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Polyus Gold International Ltd.
4.70%, 03/28/22[e]	$200	$188,628
Rusal Capital DAC
4.85%, 02/01/23[e]	400	128,000
Southern Copper Corp.
3.50%, 11/08/22	25	24,857
Taseko Mines Ltd.
8.75%, 06/15/22 (Call 06/15/19)[d]	35	36,225
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	100	96,844
4.50%, 01/15/21 (Call 10/15/20)	75	75,942
4.75%, 01/15/22 (Call 10/15/21)	150	152,176
Vedanta Resources PLC
8.25%, 06/07/21[e]	300	322,056

		9,304,153
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	475	454,869
4.13%, 05/15/22 (Call 04/15/22)	175	164,462
Xerox Corp.
2.75%, 09/01/20	83	81,345
4.07%, 03/17/22	708	704,241

		1,404,917
OIL & GAS — 2.59%
Aker BP ASA
6.00%, 07/01/22 (Call 07/01/19)[d]	150	155,688
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	395	408,857
6.95%, 06/15/19	50	52,102
Andeavor
5.38%, 10/01/22 (Call 06/14/18)	25	25,626
Antero Resources Corp.
5.13%, 12/01/22 (Call 05/31/18)	250	251,720
5.38%, 11/01/21 (Call 05/31/18)	150	151,893
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	85	83,894
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[d]	297	319,275

Security	Principal (000s)	Value
Athabasca Oil Corp.
9.88%, 02/24/22 (Call 02/24/19)[d]	$50	$50,545
Baytex Energy Corp.
5.13%, 06/01/21 (Call 05/31/18)[d]	100	94,005
BG Energy Capital PLC
4.00%, 10/15/21[d]	200	203,896
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	236	228,224
2.24%, 05/10/19	275	273,606
2.32%, 02/13/20	635	629,158
2.50%, 11/06/22	250	240,857
2.52%, 01/15/20	1,400	1,392,594
2.52%, 09/19/22 (Call 08/19/22)	66	63,747
3.06%, 03/17/22	8	7,938
3.25%, 05/06/22	416	414,877
3.56%, 11/01/21	365	370,008
4.50%, 10/01/20	190	196,709
4.74%, 03/11/21	1,700	1,777,537
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[d]	425	365,419
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/31/18)	175	172,916
7.63%, 01/15/22 (Call 05/31/18)	75	74,333
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	140	139,887
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/31/18)[d]	50	50,785
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 05/31/18)	125	128,098
7.50%, 09/15/20 (Call 05/31/18)	16	16,170
Cenovus Energy Inc.
5.70%, 10/15/19	220	226,525
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/31/18)[g]	100	96,140
5.38%, 06/15/21 (Call 05/31/18)	50	48,738
5.75%, 03/15/23	50	46,061
6.13%, 02/15/21[g]	125	126,399
6.63%, 08/15/20	100	102,289

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
8.00%, 12/15/22 (Call 12/15/18)[d,g]	$250	$265,057
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	2,410	2,376,983
1.99%, 03/03/20	150	148,044
2.10%, 05/16/21 (Call 04/15/21)	475	463,087
2.19%, 11/15/19 (Call 10/15/19)	300	297,582
2.36%, 12/05/22 (Call 09/05/22)	40	38,612
2.42%, 11/17/20 (Call 10/17/20)	525	520,532
Citgo Holding Inc.
10.75%, 02/15/20[e]	100	106,355
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 06/14/18)[d]	50	50,061
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21[d]	400	407,740
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22[d]	500	501,095
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	199,956
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	197,096
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21[d]	346	356,086
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/31/18)	300	301,383
Comstock Resources Inc.
10.00% (12.25% PIK), 03/15/20 (Call 05/31/18)[h]	160	167,000
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	125	119,523
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	250	253,017
5.00%, 09/15/22 (Call 05/31/18)	450	457,438
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 05/31/18)	100	102,238
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[d]	125	130,723
9.25%, 03/31/22 (Call 03/31/19)[d]	89	92,862

Security	Principal (000s)	Value
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	$510	$502,906
Dolphin Energy Ltd. LLC
5.50%, 12/15/21[d]	200	212,298
Ecopetrol SA
7.63%, 07/23/19	350	369,274
Encana Corp.
6.50%, 05/15/19	75	77,534
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	100	99,454
Ensco PLC
8.00%, 01/31/24 (Call 10/31/23)	64	63,610
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	98,762
2.63%, 03/15/23 (Call 12/15/22)	90	86,163
4.10%, 02/01/21	272	277,649
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/24 (Call 05/01/20)[d]	150	114,744
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	118	115,030
3.00%, 10/01/22 (Call 09/01/22)	205	198,030
4.88%, 11/15/21	2	2,075
8.13%, 06/01/19	50	52,602
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	450	443,871
2.22%, 03/01/21 (Call 02/01/21)	2,260	2,222,258
2.40%, 03/06/22 (Call 01/06/22)	210	205,206
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20[e]	200	198,900
4.95%, 07/19/22[e]	400	405,180
6.00%, 01/23/21[e]	200	207,514
9.25%, 04/23/19[e]	300	314,619
Great Western Petroleum LLC/Great Western Finance Corp.
9.00%, 09/30/21 (Call 03/31/19)[d]	70	72,216
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 05/31/18)	50	50,716
Husky Energy Inc.
7.25%, 12/15/19	110	116,822

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 05/31/18)[g]	$50	$31,245
9.25%, 03/15/23 (Call 03/15/20)[d]	75	73,576
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 05/31/18)[d]	200	87,622
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[e]	100	100,842
KazMunayGas National Co. JSC
3.88%, 04/19/22[e]	200	198,092
6.38%, 04/09/21[e]	200	214,320
7.00%, 05/05/20[e]	200	214,206
Korea National Oil Corp.
2.00%, 10/24/21[d]	200	189,486
2.75%, 01/23/19[e]	200	199,458
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 05/31/18)	125	126,425
6.25%, 03/15/23 (Call 05/31/18)	75	75,956
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.63%, 12/01/21 (Call 05/31/18)	25	19,419
8.00%, 12/01/20 (Call 05/31/18)	65	53,121
Lonestar Resources America Inc.
11.25%, 01/01/23 (Call 01/01/21)[d]	75	75,725
Lukoil International Finance BV
6.13%, 11/09/20[e]	500	521,245
6.66%, 06/07/22[e]	200	214,538
7.25%, 11/05/19[e]	100	104,487
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	176	168,267
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	190	190,555
5.13%, 03/01/21	35	36,661
MEG Energy Corp.
6.38%, 01/30/23 (Call 05/31/18)[d]	150	135,380
Motiva Enterprises LLC
5.75%, 01/15/20[d]	49	50,744
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	100	98,193

Security	Principal (000s)	Value
4.45%, 12/01/22 (Call 09/01/22)	$125	$122,933
Nabors Industries Inc.
4.63%, 09/15/21	150	146,562
5.00%, 09/15/20	150	151,215
5.50%, 01/15/23 (Call 11/15/22)	100	98,220
Newfield Exploration Co.
5.75%, 01/30/22	150	157,662
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	600	609,492
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 05/31/18)[g]	50	47,375
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 05/31/18)	100	102,488
6.88%, 03/15/22 (Call 05/31/18)[g]	150	154,125
6.88%, 01/15/23 (Call 05/31/18)	100	102,618
Occidental Petroleum Corp.
3.13%, 02/15/22 (Call 11/15/21)	275	274,142
Series 1
4.10%, 02/01/21 (Call 11/01/20)	225	230,816
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22[e]	400	383,772
Parker Drilling Co.
6.75%, 07/15/22 (Call 05/31/18)	50	37,786
7.50%, 08/01/20 (Call 06/14/18)	65	61,401
Pertamina Persero PT
4.88%, 05/03/22[e]	400	410,248
Petrobras Global Finance BV
5.38%, 01/27/21	252	261,468
5.75%, 01/20/20	275	288,530
6.13%, 01/17/22	900	951,273
8.38%, 05/23/21	316	356,555
Petroleos Mexicanos
3.50%, 01/30/23	1,200	1,134,240
4.88%, 01/24/22	500	508,265
5.38%, 03/13/22	300	310,458
5.50%, 01/21/21	900	930,267
6.00%, 03/05/20	108	112,250
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[d]	170	179,039
Petronas Capital Ltd.
3.13%, 03/18/22[e]	900	886,932

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.25%, 08/12/19[d]	$100	$102,685
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[e]	1,000	989,580
Phillips 66
4.30%, 04/01/22	115	118,923
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	75	76,127
7.50%, 01/15/20	50	53,552
Precision Drilling Corp.
6.50%, 12/15/21 (Call 06/14/18)	63	63,709
Pride International LLC
6.88%, 08/15/20	100	105,176
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	100	101,000
6.88%, 03/01/21	75	80,625
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)	150	147,697
5.00%, 03/15/23 (Call 12/15/22)	150	144,340
5.75%, 06/01/21 (Call 03/01/21)	50	51,157
5.88%, 07/01/22 (Call 04/01/22)	50	50,683
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19[d]	250	261,157
Reliance Holdings USA Inc.
5.40%, 02/14/22[e]	250	261,360
Resolute Energy Corp.
8.50%, 05/01/20 (Call 05/31/18)	90	90,005
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	125	115,443
7.88%, 08/01/19	75	78,374
RSP Permian Inc.
6.63%, 10/01/22 (Call 05/31/18)	150	156,460
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 05/31/18)[d]	100	73,113
7.38%, 11/01/21 (Call 05/31/18)[d,g]	115	83,275
8.00%, 06/15/20 (Call 05/31/18)[d]	50	50,124
13.00%, 11/30/20 (Call 11/30/18)[d]	111	126,635

Security	Principal (000s)	Value
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[g]	$200	$144,508
7.25%, 02/15/23 (Call 02/15/20)[d,g]	100	101,022
7.75%, 06/15/21 (Call 05/31/18)	120	111,526
Shell International Finance BV
1.38%, 05/10/19	250	247,145
1.38%, 09/12/19	50	49,126
1.75%, 09/12/21	600	574,842
1.88%, 05/10/21	650	628,907
2.13%, 05/11/20	350	345,422
2.25%, 11/10/20	180	177,302
2.38%, 08/21/22	65	62,828
4.30%, 09/22/19	200	204,412
4.38%, 03/25/20	125	128,556
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[e]	1,000	983,190
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[e]	200	190,594
2.13%, 05/03/19[e]	200	197,910
2.75%, 05/03/21[e]	200	195,918
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22[e]	400	379,692
3.00%, 04/12/22[e]	700	679,742
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)[g]	100	101,073
6.50%, 11/15/21 (Call 05/31/18)	78	79,384
6.50%, 01/01/23 (Call 06/14/18)	100	100,540
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[g]	225	218,774
Statoil ASA
2.25%, 11/08/19	550	545,330
2.45%, 01/17/23	240	230,568
2.75%, 11/10/21	280	276,786
2.90%, 11/08/20	500	498,870
3.15%, 01/23/22	390	389,392

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)[d]	$200	$196,700
Tapstone Energy LLC/Tapstone Energy Finance Corp.
9.75%, 06/01/22 (Call 06/01/20)[d]	50	43,055
Teine Energy Ltd.
6.88%, 09/30/22 (Call 05/31/18)[d]	75	76,627
Total Capital International SA
2.10%, 06/19/19	350	347,700
2.70%, 01/25/23	250	242,467
2.75%, 06/19/21	25	24,763
2.88%, 02/17/22	200	197,466
Total Capital SA
4.13%, 01/28/21	115	118,207
4.45%, 06/24/20	100	103,134
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[g]	100	98,276
6.50%, 11/15/20	50	51,604
8.38%, 12/15/21[g]	100	107,045
Tullow Oil PLC
6.25%, 04/15/22 (Call 05/25/18)[d]	200	203,208
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[d,g]	175	128,756
Unit Corp.
6.63%, 05/15/21 (Call 05/31/18)	125	124,931
Valero Energy Corp.
6.13%, 02/01/20	145	152,315
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)[d]	69	64,954
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[g]	175	179,112
6.25%, 04/01/23 (Call 01/01/23)	100	102,845
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	130	135,932

Security	Principal (000s)	Value
YPF SA
8.50%, 03/23/21[e]	$150	$163,044

		49,322,814
OIL & GAS SERVICES — 0.16%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 05/31/18)	100	99,841
6.00%, 10/01/22 (Call 05/31/18)	50	50,002
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	130	126,274
Bristow Group Inc.
6.25%, 10/15/22 (Call 05/31/18)	75	62,012
8.75%, 03/01/23 (Call 03/01/20)[d]	100	102,615
Calfrac Holdings LP
7.50%, 12/01/20 (Call 05/31/18)[d]	50	49,564
COSL Finance BVI Ltd.
3.25%, 09/06/22[d]	200	192,648
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 05/31/18)	75	74,590
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/31/18)[d]	200	194,982
9.88%, 04/01/22 (Call 04/01/20)[d]	200	210,160
McDermott International Inc.
8.00%, 05/01/21 (Call 06/08/18)[d]	75	76,585
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	100	95,372
PHI Inc.
5.25%, 03/15/19 (Call 05/31/18)	125	120,498
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20[d]	250	244,092
2.65%, 11/20/22 (Call 10/20/22)[d]	250	242,008
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[d]	470	467,396

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[d]	$100	$100,110
SEACOR Holdings Inc.
7.38%, 10/01/19	21	21,244
SESI LLC
7.13%, 12/15/21 (Call 05/31/18)	148	150,590
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[d]	25	24,149
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[g]	125	110,670
5.13%, 09/15/20	50	48,883
7.75%, 06/15/21 (Call 05/15/21)[g]	220	217,813

		3,082,098
PACKAGING & CONTAINERS — 0.15%
ARD Securities Finance SARL
8.75% (8.75% PIK), 01/31/23 (Call 09/15/19)[d,h]	200	210,442
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[d]	200	198,896
Ball Corp.
4.38%, 12/15/20	177	180,386
5.00%, 03/15/22	150	155,454
Berry Global Inc.
5.50%, 05/15/22 (Call 05/31/18)	125	128,375
6.00%, 10/15/22 (Call 10/15/18)	75	78,038
Coveris Holdings SA
7.88%, 11/01/19 (Call 05/07/18)[d,g]	200	204,042
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	195	192,059
Graphic Packaging International LLC
4.75%, 04/15/21 (Call 01/15/21)	50	50,757
4.88%, 11/15/22 (Call 08/15/22)	100	102,052
Greif Inc.
7.75%, 08/01/19	33	34,575

Security	Principal (000s)	Value
Multi-Color Corp.
6.13%, 12/01/22 (Call 05/31/18)[d]	$50	$51,540
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[d]	125	126,809
Packaging Corp. of America
2.45%, 12/15/20	150	147,036
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20 (Call 05/31/18)	581	585,704
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[d]	100	101,682
5.25%, 04/01/23 (Call 01/01/23)[d]	100	102,579
6.50%, 12/01/20 (Call 09/01/20)[d]	75	79,603
Silgan Holdings Inc.
5.50%, 02/01/22 (Call 05/31/18)	100	101,783

		2,831,812
PHARMACEUTICALS — 1.34%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	615	597,602
2.50%, 05/14/20 (Call 04/14/20)	2,425	2,395,415
2.90%, 11/06/22	290	282,190
3.20%, 11/06/22 (Call 09/06/22)	50	49,224
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	143	138,776
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	2,015	1,999,626
3.45%, 03/15/22 (Call 01/15/22)	1,375	1,352,092
Allergan Inc./U.S.
3.38%, 09/15/20	50	49,859
Allergan Sales LLC
5.00%, 12/15/21 (Call 09/16/21)[d]	250	259,330
AstraZeneca PLC
1.95%, 09/18/19	325	320,872
2.38%, 11/16/20	150	147,329
2.38%, 06/12/22 (Call 05/12/22)	510	489,508
Bayer U.S. Finance LLC
2.38%, 10/08/19[d]	200	198,082

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
BioScrip Inc.
8.88%, 02/15/21 (Call 05/31/18)	$27	$25,920
Cardinal Health Inc.
1.95%, 06/14/19	25	24,744
2.62%, 06/15/22 (Call 05/15/22)	455	437,232
3.20%, 06/15/22	25	24,550
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,095	1,056,259
2.25%, 08/12/19 (Call 07/12/19)	225	223,090
2.75%, 12/01/22 (Call 09/01/22)	40	38,435
2.80%, 07/20/20 (Call 06/20/20)	1,025	1,018,020
3.50%, 07/20/22 (Call 05/20/22)	1,184	1,178,127
3.70%, 03/09/23 (Call 02/09/23)	500	498,035
Eli Lilly & Co.
2.35%, 05/15/22	123	119,173
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[d]	100	98,592
2.95%, 03/19/22 (Call 01/19/22)[d]	50	48,985
Endo Finance LLC
5.75%, 01/15/22 (Call 05/31/18)[d]	175	143,700
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 05/31/18)[d]	100	72,465
7.25%, 01/15/22 (Call 05/31/18)[d]	125	106,283
Express Scripts Holding Co.
2.25%, 06/15/19	230	228,056
3.05%, 11/30/22 (Call 10/30/22)	275	265,394
3.30%, 02/25/21 (Call 01/25/21)	35	34,871
3.90%, 02/15/22	6	6,024
4.75%, 11/15/21	350	362,435
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	283	278,526
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	715	693,693
1.95%, 11/10/20	3	2,939
2.05%, 03/01/23 (Call 01/01/23)	90	86,043
2.25%, 03/03/22 (Call 02/03/22)	28	27,253
2.45%, 12/05/21	10	9,839
Mead Johnson Nutrition Co.
3.00%, 11/15/20	255	254,266

Security	Principal (000s)	Value
4.90%, 11/01/19	$50	$51,370
Merck & Co. Inc.
1.85%, 02/10/20	150	147,891
2.35%, 02/10/22	150	146,004
2.40%, 09/15/22 (Call 06/15/22)	75	72,735
3.88%, 01/15/21 (Call 10/15/20)	220	225,025
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	50	51,264
Mylan NV
2.50%, 06/07/19	102	101,198
3.15%, 06/15/21 (Call 05/15/21)	510	501,248
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	930	903,634
Owens & Minor Inc.
3.88%, 09/15/21	50	48,953
Pfizer Inc.
1.45%, 06/03/19	200	197,514
1.70%, 12/15/19	210	206,863
1.95%, 06/03/21	200	194,494
2.10%, 05/15/19	300	298,644
2.20%, 12/15/21	254	247,660
Sanofi
4.00%, 03/29/21	402	412,830
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	425	417,630
2.40%, 09/23/21 (Call 08/23/21)	3,250	3,120,227
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	8	7,017
Series 2
3.65%, 11/10/21	250	233,385
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	250	234,077
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	225	219,114
2.20%, 07/21/21	600	541,620
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 05/31/18)[d]	200	181,082
5.63%, 12/01/21 (Call 05/31/18)[d]	225	218,707

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.50%, 03/15/22 (Call 03/15/19)[d]	$220	$228,690
6.75%, 08/15/21 (Call 05/31/18)[d]	150	151,191
7.25%, 07/15/22 (Call 05/31/18)[d]	125	126,255
7.50%, 07/15/21 (Call 05/31/18)[d]	315	320,005
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	100	100,398

		25,549,579
PIPELINES — 0.60%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[d]	100	99,415
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	16	15,721
5.50%, 10/15/19 (Call 09/15/19)	265	272,494
6.25%, 10/15/22 (Call 10/15/18)	47	49,042
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 05/31/18)[d]	125	128,099
Boardwalk Pipelines LP
5.75%, 09/15/19	100	103,294
Buckeye Partners LP
6.38%, 01/22/78 (Call 01/22/23)[c,i]	100	97,660
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	400	398,992
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23 (Call 05/31/18)	50	50,767
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	100	98,961
3.88%, 03/15/23 (Call 12/15/22)	100	96,531
4.75%, 09/30/21 (Call 06/30/21)[d]	125	126,579
4.95%, 04/01/22 (Call 01/01/22)	50	50,940

Security	Principal (000s)	Value
5.35%, 03/15/20[d]	$165	$169,620
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	100	99,041
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	185	188,545
5.20%, 03/15/20	50	51,568
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	120	116,054
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	200	193,180
7.50%, 10/15/20	225	241,137
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	395	400,573
4.65%, 06/01/21 (Call 03/01/21)	175	179,399
5.20%, 02/01/22 (Call 11/01/21)	50	51,985
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	250	260,932
5.88%, 03/01/22 (Call 12/01/21)	350	371,546
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	275	273,259
2.85%, 04/15/21 (Call 03/15/21)	460	453,233
5.20%, 09/01/20	110	114,786
Series D
4.88%, 08/16/77 (Call 08/16/22)[c,i]	250	243,570
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 08/01/22 (Call 08/01/18)	150	152,812
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	50	48,767
3.50%, 03/01/21 (Call 01/01/21)	450	449,428
3.95%, 09/01/22 (Call 06/01/22)	100	100,242
5.00%, 10/01/21 (Call 07/01/21)	260	270,054
5.30%, 09/15/20	75	78,024
6.85%, 02/15/20	125	132,468
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	400	398,980
3.15%, 01/15/23 (Call 12/15/22)	350	337,900
Magellan Midstream Partners LP
6.55%, 07/15/19	25	25,991
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 05/31/18)	70	70,203

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Midcontinent Express Pipeline LLC
6.70%, 09/15/19[d]	$75	$76,437
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[d]	140	139,377
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	50	48,537
4.80%, 09/01/20	100	99,703
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	192	195,174
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	74,217
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	220	216,764
3.65%, 06/01/22 (Call 03/01/22)	58	56,888
5.00%, 02/01/21 (Call 11/01/20)	155	159,478
5.75%, 01/15/20	125	129,379
Rockies Express Pipeline LLC
5.63%, 04/15/20[d]	150	155,337
6.85%, 07/15/18[d]	100	100,500
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	500	524,710
6.25%, 03/15/22 (Call 12/15/21)	300	323,823
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 05/16/18)	100	96,995
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	153,337
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 05/31/18)	50	48,625
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	260	265,148
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 05/31/18)	150	150,753
TransCanada PipeLines Ltd.
2.50%, 08/01/22	92	88,627
3.80%, 10/01/20	225	228,472
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	25	25,934

Security	Principal (000s)	Value
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	$150	$145,071
7.88%, 09/01/21	50	56,021
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	200	195,118
3.60%, 03/15/22 (Call 01/15/22)	244	241,655
4.00%, 11/15/21 (Call 08/15/21)	110	111,085
5.25%, 03/15/20	325	335,884

		11,504,841
PRIVATE EQUITY — 0.05%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 05/31/18)	300	302,871
6.00%, 08/01/20 (Call 05/31/18)	320	326,816
6.25%, 02/01/22 (Call 02/01/19)	275	281,309

		910,996
REAL ESTATE — 0.57%
Agile Group Holdings Ltd.
9.00%, 05/21/20 (Call 05/30/18)[e]	200	209,260
Alpha Star Holding III Ltd.
6.25%, 04/20/22[e]	400	393,224
Central Plaza Development Ltd.
3.88%, 01/30/21[e]	400	394,976
China Evergrande Group
6.25%, 06/28/21[e]	211	203,197
8.25%, 03/23/22 (Call 03/23/20)[e]	400	397,260
China Merchants Land Ltd.
4.02%, 12/11/18[e]	200	200,954
China Overseas Finance Cayman V Ltd. Series A
3.95%, 11/15/22[e]	800	793,424
China Overseas Finance Cayman VI Ltd.
4.25%, 05/08/19[e]	200	201,638
China Resources Land Ltd.
4.38%, 02/27/19[e]	200	201,408
China SCE Property Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/20)[e]	200	185,094
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)[e]	300	296,676

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
7.50%, 03/09/20 (Call 05/30/18)[e]	$200	$207,522
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[d]	63	66,359
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21[e]	200	194,338
2.90%, 07/05/22[e]	600	577,368
Dar Al-Arkan Sukuk Co. Ltd.
6.88%, 04/10/22[e]	200	195,982
Double Rosy Ltd.
3.63%, 11/18/19[e]	200	198,968
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)[e]	200	189,432
Ezdan Sukuk Co. Ltd.
4.88%, 04/05/22[e]	700	592,109
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)[e]	200	188,192
Franshion Brilliant Ltd.
5.75%, (Call 01/17/22)[c,e,i,j]	200	196,528
5.75%, 03/19/19[e]	200	203,572
Greentown China Holdings Ltd.
5.88%, 08/11/20 (Call 08/11/18)[e]	200	202,620
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
4.50%, 06/01/22[e]	400	414,896
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)[e]	200	174,020
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 06/13/18)[e]	200	204,520
Leading Affluence Ltd.
4.50%, 01/24/23[e]	200	191,880
Mitsui Fudosan Co. Ltd.
2.95%, 01/23/23 (Call 12/23/22)[d]	200	195,856
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/22 (Call 02/20/22)[d]	750	739,732

Security	Principal (000s)	Value
Poly Real Estate Finance Ltd.
5.25%, 04/25/19[e]	$200	$202,416
Qatari Diar Finance QSC
5.00%, 07/21/20[d]	300	309,024
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[d]	75	75,687
5.25%, 12/01/21 (Call 05/31/18)[d,g]	110	112,181
Shimao Property Holdings Ltd.
8.38%, 02/10/22 (Call 02/10/19)[e]	400	426,044
Shui On Development Holding Ltd.
6.40%, (Call 06/20/22)[c,e,i,j]	200	196,714
8.70%, 05/19/18[e]	150	150,320
Sino-Ocean Land Treasure Finance II Ltd.
4.45%, 02/04/20[e]	200	200,776
Sun Hung Kai Properties Capital Market Ltd.
3.38%, 02/25/24 (Call 02/25/19)[c,e,i]	200	200,004
3.63%, 01/16/23[e]	400	399,552
Sunac China Holdings Ltd.
7.95%, 08/08/22 (Call 08/08/20)[e]	200	196,040

		10,879,763
REAL ESTATE INVESTMENT TRUSTS — 0.48%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	25	24,961
American Tower Corp.
2.25%, 01/15/22	362	344,964
2.80%, 06/01/20 (Call 05/01/20)	300	297,138
3.30%, 02/15/21 (Call 01/15/21)	135	134,421
3.45%, 09/15/21	25	24,943
4.70%, 03/15/22	175	181,377
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	25	25,393
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	25	25,253
4.13%, 05/15/21 (Call 02/15/21)	190	193,903
5.88%, 10/15/19 (Call 07/17/19)	400	413,880

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CoreCivic Inc.
4.13%, 04/01/20 (Call 01/01/20)	$50	$50,305
5.00%, 10/15/22 (Call 07/15/22)	45	45,476
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	325	312,026
3.40%, 02/15/21 (Call 01/15/21)	150	150,102
4.88%, 04/15/22	125	129,868
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	150	150,351
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	51,401
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	235	248,035
Equinix Inc.
5.38%, 01/01/22 (Call 05/31/18)	155	160,017
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	350	347,294
4.63%, 12/15/21 (Call 09/15/21)	377	391,741
4.75%, 07/15/20 (Call 04/15/20)	150	154,537
GEO Group Inc. (The)
5.88%, 01/15/22 (Call 05/31/18)	50	51,314
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	9	8,994
4.00%, 07/15/22 (Call 06/15/22)	100	98,870
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	258	255,374
4.00%, 12/01/22 (Call 10/01/22)	25	25,129
5.38%, 02/01/21 (Call 11/03/20)	49	51,118
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	25	24,178
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	150	154,630
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	75	78,748
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[d]	100	100,088
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	70	69,897
5.00%, 07/01/19 (Call 05/31/18)	114	113,997
5.25%, 09/15/22 (Call 09/15/19)	100	97,547
6.00%, 04/01/22 (Call 04/01/19)	100	100,679
6.50%, 07/01/21 (Call 07/01/18)	50	50,940

Security	Principal (000s)	Value
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	$300	$298,323
6.88%, 10/01/19	50	52,505
Mack-Cali Realty LP
4.50%, 04/18/22 (Call 01/18/22)	50	48,788
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	350	335,317
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 05/31/18)	100	100,750
5.00%, 04/15/23 (Call 06/14/18)	100	100,527
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 05/31/18)	200	204,306
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[d]	175	166,749
4.88%, 07/15/22 (Call 05/31/18)	150	150,813
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[d]	100	98,877
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	75	74,594
4.15%, 02/01/22 (Call 12/01/21)	75	74,651
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	25	24,097
2.50%, 07/15/21 (Call 04/15/21)	300	292,329
2.63%, 06/15/22 (Call 03/15/22)	450	436,230
3.38%, 03/15/22 (Call 12/15/21)	75	74,752
4.13%, 12/01/21 (Call 09/01/21)	360	368,726
4.38%, 03/01/21 (Call 12/01/20)	225	231,599
SL Green Operating Partnership LP
3.25%, 10/15/22 (Call 09/15/22)	8	7,749
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[d]	130	128,216
5.00%, 12/15/21 (Call 09/15/21)	125	126,365
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/31/18)[d]	43	42,024
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	75	74,220

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.75%, 06/01/21 (Call 03/01/21)	$125	$129,194
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	85	86,040
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	250	260,452
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	25	26,249
6.13%, 04/15/20	25	26,300

		9,179,631
RETAIL — 0.65%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 05/31/18)[d]	250	250,907
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 06/26/22)[d]	100	96,118
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	44,678
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	30	31,502
Brinker International Inc.
2.60%, 05/15/18	25	24,990
Carrols Restaurant Group Inc.
8.00%, 05/01/22 (Call 06/14/18)	82	85,344
CEC Entertainment Inc.
8.00%, 02/15/22 (Call 05/31/18)	50	39,108
Conn’s Inc.
7.25%, 07/15/22 (Call 05/31/18)	75	74,246
Costco Wholesale Corp.
1.70%, 12/15/19	415	408,588
2.15%, 05/18/21 (Call 04/18/21)	89	86,955
2.30%, 05/18/22 (Call 04/18/22)	318	307,814
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 05/31/18)[d]	75	75,074
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/18)[g]	100	95,686
6.75%, 01/15/22 (Call 05/31/18)[g]	100	94,598

Security	Principal (000s)	Value
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.63%, 06/15/20	$80	$74,160
GameStop Corp.
5.50%, 10/01/19 (Call 05/31/18)[d]	50	50,240
6.75%, 03/15/21 (Call 05/31/18)[d,g]	125	126,993
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	250	263,060
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 05/31/18)	100	100,440
Guitar Center Escrow Issuer Inc.
9.50%, 10/15/21 (Call 03/15/19)[b,d]	100	97,495
Home Depot Inc. (The)
1.80%, 06/05/20	50	49,065
2.00%, 06/15/19 (Call 05/15/19)	100	99,376
2.00%, 04/01/21 (Call 03/01/21)	525	510,930
2.63%, 06/01/22 (Call 05/01/22)	1,400	1,370,600
4.40%, 04/01/21 (Call 01/01/21)	60	62,168
Hot Topic Inc.
9.25%, 06/15/21 (Call 05/31/18)[d]	50	49,124
J Crew Brand LLC/J Crew Brand Corp.
13.00%, 09/15/21[d]	50	58,490
JC Penney Corp. Inc.
8.13%, 10/01/19	13	13,639
Jo-Ann Stores Holdings Inc.
9.75% (10.50% PIK), 10/15/19 (Call 05/21/18)[d,h]	50	49,977
L Brands Inc.
5.63%, 02/15/22	250	259,400
6.63%, 04/01/21	250	265,635
7.00%, 05/01/20	50	53,020
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	200	200,100
4.63%, 04/15/20 (Call 10/15/19)	100	102,564
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)[g]	50	49,679
3.88%, 01/15/22 (Call 10/15/21)	430	427,644

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	$50	$49,270
2.63%, 01/15/22	191	187,447
2.75%, 12/09/20 (Call 11/09/20)	425	423,317
3.50%, 07/15/20	10	10,114
3.63%, 05/20/21	100	101,633
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 05/31/18)	75	77,095
Michaels Stores Inc.
5.88%, 12/15/20 (Call 06/14/18)[d]	100	101,576
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/31/18)[d,g]	125	84,381
Nordstrom Inc.
4.75%, 05/01/20	165	169,618
Penske Automotive Group Inc.
3.75%, 08/15/20	50	49,827
5.75%, 10/01/22 (Call 05/31/18)	125	128,133
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 05/31/18)[d]	15	12,408
QVC Inc.
4.38%, 03/15/23	150	149,368
5.13%, 07/02/22	175	179,986
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/31/18)[d]	323	327,851
6.75%, 06/15/21 (Call 05/31/18)	125	127,159
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	575	561,401
2.20%, 11/22/20	155	152,244
3.10%, 03/01/23 (Call 02/01/23)	50	49,617
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	170	163,715
Target Corp.
2.30%, 06/26/19	375	373,627
2.90%, 01/15/22	285	284,396
3.88%, 07/15/20	156	159,338
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	100	99,307
Walgreen Co.
3.10%, 09/15/22	100	97,842

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	$1,100	$1,096,007
3.30%, 11/18/21 (Call 09/18/21)	225	224,032
Walmart Inc.
1.75%, 10/09/19	450	445,284
2.35%, 12/15/22 (Call 11/15/22)	30	29,025
3.63%, 07/08/20	200	203,984
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	150	148,201
3.88%, 11/01/20 (Call 08/01/20)	50	50,115

		12,366,725
SEMICONDUCTORS — 0.39%
Advanced Micro Devices Inc.
7.50%, 08/15/22	125	136,377
Amkor Technology Inc.
6.38%, 10/01/22 (Call 05/31/18)	70	71,811
6.63%, 06/01/21 (Call 06/14/18)	50	50,064
Analog Devices Inc.
2.95%, 01/12/21	95	94,335
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	175	173,428
4.30%, 06/15/21	185	191,266
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	200	197,254
3.00%, 01/15/22 (Call 12/15/21)	835	814,559
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	120	115,532
1.85%, 05/11/20	50	49,123
2.35%, 05/11/22 (Call 04/11/22)	104	100,905
2.45%, 07/29/20	825	818,870
2.70%, 12/15/22	40	39,167
3.10%, 07/29/22	10	9,978
3.30%, 10/01/21	345	348,029
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	40	40,808
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	49,737
2.80%, 06/15/21 (Call 05/15/21)	75	73,883
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	287	278,536
NXP BV/NXP Funding LLC
3.88%, 09/01/22[d]	200	196,886

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.13%, 06/01/21[d]	$200	$200,498
4.63%, 06/15/22[d]	200	201,914
QUALCOMM Inc.
1.85%, 05/20/19	50	49,882
2.10%, 05/20/20	70	69,764
2.25%, 05/20/20	300	295,362
2.60%, 01/30/23 (Call 12/30/22)	50	47,320
3.00%, 05/20/22	2,300	2,241,902
Texas Instruments Inc.
1.65%, 08/03/19	450	444,447
2.75%, 03/12/21 (Call 02/12/21)	15	14,923

		7,416,560
SOFTWARE — 0.64%
ACI Worldwide Inc.
6.38%, 08/15/20 (Call 05/31/18)[d]	25	25,262
Blackboard Inc.
9.75%, 10/15/21 (Call 05/31/18)[d,g]	25	19,433
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/31/18)[d]	345	344,731
Boxer Parent Co. Inc.
9.00% (9.75% PIK), 10/15/19 (Call 06/14/18)[d,h]	63	62,970
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	70	69,930
CDK Global Inc.
3.80%, 10/15/19 (Call 09/15/19)	50	50,149
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[d]	65	71,893
Dun & Bradstreet Corp. (The)
4.63%, 12/01/22 (Call 09/01/22)	100	99,499
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	75	75,781
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	75	72,346
3.63%, 10/15/20 (Call 09/15/20)	400	404,060
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	150	148,773
3.50%, 10/01/22 (Call 07/01/22)	100	99,897

Security	Principal (000s)	Value
Infor Software Parent LLC/Infor Software Parent Inc.
7.13% (7.88% PIK), 05/01/21 (Call 05/31/18)[d,h]	$150	$151,485
Infor U.S. Inc.
5.75%, 08/15/20 (Call 05/16/18)[d]	100	101,972
6.50%, 05/15/22 (Call 05/16/18)	320	324,925
Microsoft Corp.
1.10%, 08/08/19	550	540,270
1.55%, 08/08/21 (Call 07/08/21)	1,150	1,101,780
1.85%, 02/12/20 (Call 01/12/20)	205	202,259
2.00%, 11/03/20 (Call 10/03/20)	625	613,900
2.13%, 11/15/22	25	24,011
2.38%, 02/12/22 (Call 01/12/22)	200	195,226
2.40%, 02/06/22 (Call 01/06/22)	305	298,229
2.65%, 11/03/22 (Call 09/03/22)	130	127,565
3.00%, 10/01/20	75	75,524
4.00%, 02/08/21	20	20,635
4.20%, 06/01/19	175	178,162
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/31/18)[d]	66	66,312
Open Text Corp.
5.63%, 01/15/23 (Call 05/31/18)[d]	150	155,725
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	820	791,325
2.25%, 10/08/19	558	555,366
2.50%, 05/15/22 (Call 03/15/22)	2,125	2,072,746
2.50%, 10/15/22	530	514,561
2.80%, 07/08/21	260	258,807
3.88%, 07/15/20	175	179,440
5.00%, 07/08/19	175	179,937
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 05/31/18)[d]	100	92,956
TIBCO Software Inc.
11.38%, 12/01/21 (Call 05/31/18)[d]	100	108,865
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[d]	200	194,796

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
VMware Inc.
2.30%, 08/21/20	$50	$48,653
2.95%, 08/21/22 (Call 07/21/22)	1,430	1,374,630

		12,094,786
STORAGE & WAREHOUSING — 0.01%
Algeco Global Finance PLC
8.00%, 02/15/23 (Call 02/15/20)[d]	200	204,160

		204,160
TELECOMMUNICATIONS — 1.55%
America Movil SAB de CV
3.13%, 07/16/22	250	245,012
5.00%, 03/30/20	700	721,609
Anixter Inc.
5.13%, 10/01/21	100	102,809
5.50%, 03/01/23	100	103,803
5.63%, 05/01/19	50	50,907
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	2,030	2,004,260
2.80%, 02/17/21 (Call 01/17/21)	725	715,669
3.00%, 02/15/22	420	413,293
3.00%, 06/30/22 (Call 04/30/22)	140	136,720
3.20%, 03/01/22 (Call 02/01/22)	550	543,361
3.80%, 03/15/22	710	716,262
3.88%, 08/15/21	597	605,836
4.45%, 05/15/21	60	61,838
4.60%, 02/15/21 (Call 11/15/20)	50	51,639
5.00%, 03/01/21	200	209,102
5.20%, 03/15/20	300	311,142
5.88%, 10/01/19	350	364,185
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[e]	400	403,108
CenturyLink Inc.
6.15%, 09/15/19	50	51,378
Series S
6.45%, 06/15/21	235	240,487
Series T
5.80%, 03/15/22	275	273,636
Series V
5.63%, 04/01/20	175	177,410
Cisco Systems Inc.
1.40%, 09/20/19	250	246,045

Security	Principal (000s)	Value
1.85%, 09/20/21 (Call 08/20/21)	$725	$697,443
2.20%, 02/28/21	960	942,720
2.45%, 06/15/20	950	943,559
2.90%, 03/04/21	60	59,954
3.00%, 06/15/22	75	74,613
4.45%, 01/15/20	335	344,618
Colombia Telecomunicaciones SA ESP
8.50%, 12/29/49[c,e,i]	100	104,317
CommScope Inc.
5.00%, 06/15/21 (Call 05/11/18)[d]	210	211,968
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 05/31/18)[g]	100	92,044
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)[d]	250	238,947
2.82%, 01/19/22 (Call 12/19/21)[d]	150	146,473
6.00%, 07/08/19	100	103,628
Digicel Group Ltd.
8.25%, 09/30/20 (Call 06/13/18)[e]	400	358,152
Digicel Ltd.
6.75%, 03/01/23 (Call 05/15/18)[e,g]	600	549,456
Frontier Communications Corp.
7.13%, 03/15/19	75	74,809
7.13%, 01/15/23	150	107,229
8.13%, 10/01/18	50	50,771
8.75%, 04/15/22[g]	125	104,323
10.50%, 09/15/22 (Call 06/15/22)	425	374,000
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[d]	141	157,190
GTH Finance BV
6.25%, 04/26/20 (Call 01/26/20)[e]	200	203,238
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 05/31/18)[d]	100	102,557

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Hughes Satellite Systems Corp.
6.50%, 06/15/19	$240	$247,646
7.63%, 06/15/21	175	187,733
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/31/18)[d]	200	193,214
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[d]	164	144,741
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 05/31/18)	425	414,783
7.50%, 04/01/21 (Call 05/31/18)	215	203,850
9.50%, 09/30/22[d]	100	114,644
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 05/31/18)	325	220,301
Iridium Communications Inc.
10.25%, 04/15/23 (Call 04/15/20)[d]	35	36,491
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 05/31/18)	195	195,762
5.63%, 02/01/23 (Call 05/31/18)	100	101,353
6.13%, 01/15/21 (Call 05/31/18)	150	151,947
Level 3 Parent LLC
5.75%, 12/01/22 (Call 05/31/18)	100	100,050
Motorola Solutions Inc.
3.50%, 09/01/21	50	49,802
3.75%, 05/15/22	188	187,218
Nokia OYJ
3.38%, 06/12/22	100	96,718
5.38%, 05/15/19	85	86,842
Ooredoo International Finance Ltd.
3.25%, 02/21/23[d]	400	383,836
Ooredoo Tamweel Ltd.
3.04%, 12/03/18[e]	200	200,052
Orange SA
1.63%, 11/03/19	430	421,753
4.13%, 09/14/21	75	77,234
5.38%, 07/08/19	180	185,134
Qwest Corp.
6.75%, 12/01/21	225	242,199
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[d]	200	209,282

Security	Principal (000s)	Value
SoftBank Group Corp.
4.50%, 04/15/20[d]	$600	$616,614
Sprint Capital Corp.
6.90%, 05/01/19	334	343,930
Sprint Communications Inc.
6.00%, 11/15/22	475	483,963
7.00%, 03/01/20[d]	150	158,476
7.00%, 08/15/20	300	317,985
11.50%, 11/15/21	200	238,956
Sprint Corp.
7.25%, 09/15/21	460	488,253
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 03/20/23[d]	219	218,011
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	100	99,911
Telecom Italia Capital SA
7.18%, 06/18/19	125	130,269
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	250	247,650
Telefonica Emisiones SAU
5.13%, 04/27/20	695	721,855
5.46%, 02/16/21	325	344,087
5.88%, 07/15/19	250	258,450
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)[e]	250	239,537
7.50%, 03/01/22[e]	400	428,740
Verizon Communications Inc.
1.75%, 08/15/21	200	190,676
2.45%, 11/01/22 (Call 08/01/22)	90	86,081
2.95%, 03/15/22	3,043	2,988,104
3.00%, 11/01/21 (Call 09/01/21)	389	385,110
3.13%, 03/16/22	110	108,812
3.45%, 03/15/21	77	77,522
3.50%, 11/01/21	324	326,511
Vodafone Group PLC
2.50%, 09/26/22	115	109,640
2.95%, 02/19/23	150	144,719
5.45%, 06/10/19	200	205,426
Windstream Services LLC/Windstream Finance Corp.
7.75%, 10/15/20 (Call 05/31/18)[g]	75	64,302

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
8.75%, 12/15/24 (Call 12/15/22)[d,g]	$159	$94,820
WTT Investment Ltd./Hong Kong
5.50%, 11/21/22 (Call 11/21/20)[d]	200	193,292
Xplornet Communications Inc.
9.63% (10.63% PIK), 06/01/22 (Call 06/01/19)[d,h]	32	33,127

		29,588,934
TEXTILES — 0.02%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	200	196,056
Springs Industries Inc.
6.25%, 06/01/21 (Call 05/31/18)	230	233,211

		429,267
TOYS, GAMES & HOBBIES — 0.02%
Mattel Inc.
2.35%, 05/06/19	200	196,462
2.35%, 08/15/21 (Call 07/15/21)	100	89,742

		286,204
TRANSPORTATION — 0.32%
AP Moller – Maersk A/S
2.88%, 09/28/20[d]	100	98,715
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	50	49,675
3.05%, 09/01/22 (Call 06/01/22)	375	371,861
4.10%, 06/01/21 (Call 03/01/21)	25	25,634
4.70%, 10/01/19	30	30,759
Canadian National Railway Co.
2.40%, 02/03/20	50	49,623
Canadian Pacific Railway Co.
7.25%, 05/15/19	150	156,754
CEVA Group PLC
7.00%, 03/01/21 (Call 05/11/18)[d]	100	100,906
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	202,706
4.25%, 06/01/21 (Call 03/01/21)	375	385,080
Eastern Creation Investment Holdings Ltd.
3.63%, 03/20/19[e]	200	200,252
FedEx Corp.
2.30%, 02/01/20	340	336,189

Security	Principal (000s)	Value
2.63%, 08/01/22	$45	$43,733
Global Ship Lease Inc.
9.88%, 11/15/22 (Call 11/15/19)[d]	200	196,560
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 06/14/18)	50	28,079
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 05/31/18)[d]	135	109,561
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/31/18)[d]	135	102,149
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 05/31/18)[d]	75	59,051
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	37	36,572
3.25%, 12/01/21 (Call 09/01/21)	254	253,812
5.90%, 06/15/19	100	103,272
Norfolk Southern Railway Co.
9.75%, 06/15/20	100	113,450
Russian Railways via RZD Capital PLC
3.45%, 10/06/20[e]	200	195,348
5.70%, 04/05/22[e]	400	415,116
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	190	183,029
2.45%, 09/03/19 (Call 08/03/19)	360	357,199
2.50%, 09/01/22 (Call 08/01/22)	25	23,925
2.55%, 06/01/19 (Call 05/01/19)	75	74,670
3.40%, 03/01/23 (Call 02/01/23)	200	197,896
Teekay Corp.
8.50%, 01/15/20	100	103,641
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	98,691
4.16%, 07/15/22 (Call 04/15/22)	182	187,880
United Parcel Service Inc.
2.05%, 04/01/21	200	194,944
2.35%, 05/16/22 (Call 04/16/22)	275	266,491

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.45%, 10/01/22	$65	$63,023
3.13%, 01/15/21	220	221,258
United Parcel Service of America Inc.
8.38%, 04/01/20	50	55,042
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[d]	300	309,576

		6,002,122
TRUCKING & LEASING — 0.14%
Aviation Capital Group LLC
6.75%, 04/06/21[d]	250	272,652
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)[d]	45	43,749
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (Call 12/15/22)[d]	75	74,551
CMBLEMTN 1 Ltd.
2.63%, 11/29/19[e]	200	196,250
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/19)[e]	150	144,830
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[d]	125	126,928
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)	50	49,412
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)[d]	25	24,127
4.50%, 03/15/23 (Call 02/15/23)[d]	200	191,512
5.25%, 08/15/22 [d]	375	373,777
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.50%, 06/15/19 (Call 05/15/19)[d]	100	99,423
2.70%, 03/14/23 (Call 02/14/23)[d]	300	286,218
3.05%, 01/09/20 (Call 12/09/19)[d]	250	249,600

Security	Principal (000s)	Value
3.38%, 02/01/22 (Call 12/01/21)[d]	$325	$322,091
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)[d]	250	241,895

		2,697,015

TOTAL CORPORATE BONDS & NOTES
(Cost: $696,908,308)		686,626,158

FOREIGN GOVERNMENT OBLIGATIONS[m] — 7.84%

ARGENTINA — 0.19%
Argentine Republic Government International Bond
4.63%, 01/11/23	550	526,988
5.63%, 01/26/22	758	763,761
6.25%, 04/22/19	300	306,903
6.88%, 04/22/21	1,200	1,259,040
Autonomous City of Buenos Aires Argentina
8.95%, 02/19/21[e]	200	213,050
Provincia de Buenos Aires/Argentina
6.50%, 02/15/23[e]	200	202,036
9.95%, 06/09/21[e]	150	166,525
10.88%, 01/26/21[e]	200	219,248

		3,657,551
BAHRAIN — 0.04%
Bahrain Government International Bond
5.50%, 03/31/20[d]	200	200,004
5.88%, 01/26/21[e]	200	201,104
6.13%, 07/05/22[d]	400	402,256

		803,364
BELARUS — 0.01%
Republic of Belarus International Bond
6.88%, 02/28/23[e]	200	209,790

		209,790
BELGIUM — 0.07%
Kingdom of Belgium Government International Bond
1.13%, 08/03/19[d]	1,250	1,228,125

		1,228,125

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
BOLIVIA — 0.01%
Bolivian Government International Bond
4.88%, 10/29/22[e]	$200	$204,098

		204,098
BRAZIL — 0.09%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[e]	200	201,342
5.50%, 07/12/20[e]	200	206,992
Brazilian Government International Bond
2.63%, 01/05/23	1,000	941,840
4.88%, 01/22/21	300	309,849

		1,660,023
CANADA — 0.70%
Canada Government International Bond
2.00%, 11/15/22[g]	150	144,377
Export Development Canada
1.00%, 09/13/19	85	83,259
1.50%, 05/26/21	250	240,313
1.63%, 01/17/20	945	929,615
1.75%, 08/19/19	350	346,574
1.75%, 07/21/20[g]	770	754,508
2.00%, 11/30/20	470	461,216
2.00%, 05/17/22	325	313,719
2.50%, 01/24/23	250	244,825
Province of Alberta Canada
1.90%, 12/06/19	650	641,647
2.20%, 07/26/22	300	288,717
Province of British Columbia Canada
2.00%, 10/23/22	695	664,795
2.65%, 09/22/21	240	237,794
Province of Manitoba Canada
1.75%, 05/30/19	920	911,922
2.05%, 11/30/20	400	391,068
2.10%, 09/06/22	295	282,227
2.13%, 05/04/22	125	120,194
Province of Ontario Canada
1.25%, 06/17/19	25	24,634

Security	Principal (000s)	Value
1.65%, 09/27/19	$350	$345,272
1.88%, 05/21/20	545	534,803
2.20%, 10/03/22	75	71,954
2.25%, 05/18/22	675	652,084
2.40%, 02/08/22	325	316,599
2.45%, 06/29/22[g]	100	97,206
2.50%, 09/10/21	375	368,460
2.55%, 02/12/21	1,750	1,731,100
4.00%, 10/07/19	380	387,136
4.40%, 04/14/20	280	288,554
Province of Quebec Canada
2.38%, 01/31/22	475	463,120
2.63%, 02/13/23	225	219,742
2.75%, 08/25/21	100	99,151
3.50%, 07/29/20	675	684,841

		13,341,426
CHILE — 0.06%
Chile Government International Bond
3.25%, 09/14/21	700	700,812
3.88%, 08/05/20	514	523,812

		1,224,624
CHINA — 0.13%
China Government International Bond
2.13%, 11/02/22[e]	800	773,848
Export-Import Bank of China (The)
2.00%, 04/26/21[e]	200	192,282
2.50%, 07/31/19[e]	200	198,608
2.75%, 11/28/22[e]	1,400	1,352,610

		2,517,348
COLOMBIA — 0.08%
Colombia Government International Bond
4.38%, 07/12/21	450	462,186
7.38%, 03/18/19	300	311,469
11.75%, 02/25/20	610	700,835

		1,474,490
COSTA RICA — 0.01%
Costa Rica Government International Bond
4.25%, 01/26/23[e]	200	191,616

		191,616

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CROATIA — 0.05%
Croatia Government International Bond
6.38%, 03/24/21[e]	$500	$536,695
6.63%, 07/14/20[e]	200	213,268
6.75%, 11/05/19[e]	200	210,016

		959,979
DENMARK — 0.03%
Kommunekredit
2.25%, 11/16/22[e]	500	483,995

		483,995
DOMINICAN REPUBLIC — 0.03%
Dominican Republic International Bond
7.50%, 05/06/21[e]	600	635,646

		635,646
ECUADOR — 0.05%
Ecuador Government International Bond
10.50%, 03/24/20[e]	200	206,014
10.75%, 03/28/22[e]	650	686,166

		892,180
EGYPT — 0.05%
Egypt Government International Bond
5.75%, 04/29/20[e]	200	205,012
6.13%, 01/31/22[e]	200	205,694
6.13%, 01/31/22[e]	600	617,082

		1,027,788
EL SALVADOR — 0.02%
El Salvador Government International Bond
7.75%, 01/24/23[e,g]	400	431,196

		431,196
FINLAND — 0.03%
Finland Government International Bond
1.75%, 09/10/19[d]	200	197,960
Municipality Finance PLC
2.88%, 03/07/23[d]	400	396,540

		594,500

Security	Principal (000s)	Value
FRANCE — 0.17%
Agence Francaise de Developpement
1.63%, 01/21/20[e]	$500	$490,345
1.88%, 09/14/20[e]	800	780,888
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/21[d]	1,250	1,218,862
SNCF Reseau EPIC
2.00%, 10/13/20[e]	700	684,572

		3,174,667
GERMANY — 0.23%
FMS Wertmanagement
1.00%, 08/16/19	200	196,138
1.38%, 06/08/21	500	478,380
1.75%, 01/24/20	750	738,900
1.75%, 03/17/20[g]	200	196,602
2.00%, 08/01/22	500	481,025
2.75%, 03/06/23	300	296,685
State of North Rhine-Westphalia
1.88%, 06/17/19[e]	500	496,090
State of North Rhine-Westphalia Germany
1.25%, 09/16/19[e]	300	294,357
1.63%, 01/22/20[e]	500	490,705
State of Saxony-Anhalt
1.38%, 10/15/19[e]	700	686,280

		4,355,162
HUNGARY — 0.10%
Hungary Government International Bond
5.38%, 02/21/23	450	481,950
6.25%, 01/29/20	400	420,060
6.38%, 03/29/21	770	830,168
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[e]	200	201,354

		1,933,532
INDIA — 0.07%
Export-Import Bank of India
2.75%, 04/01/20[e]	600	590,604
3.13%, 07/20/21[e]	200	196,072
4.00%, 01/14/23[e]	600	598,686

		1,385,362

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
INDONESIA — 0.16%
Indonesia Government International Bond
2.95%, 01/11/23	$200	$192,580
3.75%, 04/25/22[e]	250	249,515
4.88%, 05/05/21[e]	400	415,028
5.88%, 03/13/20[e]	350	367,563
11.63%, 03/04/19[e]	470	504,075
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22[e]	1,100	1,081,311
6.13%, 03/15/19[e]	200	205,260

		3,015,332
ISRAEL — 0.04%
Israel Government International Bond
4.00%, 06/30/22	700	719,509

		719,509
JAPAN — 0.17%
Japan Bank for International Cooperation
1.50%, 07/21/21	500	475,680
1.88%, 04/20/21	300	290,247
2.13%, 07/21/20	500	491,150
2.13%, 11/16/20	400	391,512
2.38%, 07/21/22	500	484,265
2.38%, 11/16/22	500	482,755
2.50%, 06/01/22	500	486,965
Japan Finance Organization for Municipalities
4.00%, 01/13/21	100	102,323

		3,204,897
JERSEY — 0.08%
IDB Trust Services Ltd.
1.78%, 03/10/21[e]	500	482,015
1.83%, 03/12/20[e]	250	244,982
2.26%, 12/07/21[e]	400	388,348
Series 019
2.11%, 09/25/19[e]	450	445,491

		1,560,836

Security	Principal (000s)	Value
KUWAIT — 0.02%
Kuwait International Government Bond
2.75%, 03/20/22[e]	$400	$387,900

		387,900
LEBANON — 0.09%
Lebanon Government International Bond
5.45%, 11/28/19[e]	189	186,191
5.50%, 04/23/19	100	99,342
5.80%, 04/14/20[e]	300	294,795
6.00%, 01/27/23[e]	200	188,854
6.25%, 05/27/22	560	538,916
6.38%, 03/09/20	200	199,516
8.25%, 04/12/21[e]	200	205,026

		1,712,640
LITHUANIA — 0.06%
Lithuania Government International Bond
6.13%, 03/09/21[e]	500	537,950
6.63%, 02/01/22[e]	200	222,930
7.38%, 02/11/20[e]	350	376,344

		1,137,224
MALAYSIA — 0.02%
Export-Import Bank of Malaysia Bhd
2.48%, 10/20/21[e]	200	193,790
Wakala Global Sukuk Bhd
4.65%, 07/06/21[d]	250	261,598

		455,388
MEXICO — 0.09%
Mexico Government International Bond
3.50%, 01/21/21	445	449,259
3.63%, 03/15/22	1,280	1,287,872

		1,737,131
MONGOLIA — 0.02%
Mongolia Government International Bond
5.13%, 12/05/22[e]	400	385,356

		385,356

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MOROCCO — 0.01%
Morocco Government International Bond
4.25%, 12/11/22[e]	$200	$201,030

		201,030
NIGERIA — 0.04%
Nigeria Government International Bond
6.75%, 01/28/21[e]	690	726,301

		726,301
NORWAY — 0.05%
Kommunalbanken AS
1.63%, 01/15/20[d]	250	245,717
1.63%, 02/10/21[d]	500	483,790
2.50%, 01/11/23	200	195,212

		924,719
OMAN — 0.05%
Oman Government International Bond
3.63%, 06/15/21[e]	200	193,810
3.88%, 03/08/22[e]	200	192,122
4.13%, 01/17/23[e]	500	475,890

		861,822
PAKISTAN — 0.05%
Second Pakistan International Sukuk Co. Ltd. (The)
6.75%, 12/03/19[e]	490	500,927
Third Pakistan International Sukuk Co. Ltd. (The)
5.63%, 12/05/22[e]	400	385,740

		886,667
PANAMA — 0.03%
Panama Government International Bond
5.20%, 01/30/20	600	623,268

		623,268
PARAGUAY — 0.01%
Paraguay Government International Bond
4.63%, 01/25/23[e]	200	203,550

		203,550

Security	Principal (000s)	Value
PHILIPPINES — 0.06%
Philippine Government International Bond
4.00%, 01/15/21	$720	$736,582
8.38%, 06/17/19	325	345,091

		1,081,673
POLAND — 0.11%
Republic of Poland Government International Bond
3.00%, 03/17/23	500	492,250
5.00%, 03/23/22	525	557,644
5.13%, 04/21/21	400	422,204
6.38%, 07/15/19	635	661,486

		2,133,584
QATAR — 0.13%
Qatar Government International Bond
2.38%, 06/02/21[e]	600	578,304
4.50%, 01/20/22[d]	914	937,344
5.25%, 01/20/20[d]	900	927,945

		2,443,593
ROMANIA — 0.04%
Romanian Government International Bond
6.75%, 02/07/22[e]	700	770,392

		770,392
RUSSIA — 0.11%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[e]	200	199,830
4.50%, 04/04/22[e]	800	812,696
5.00%, 04/29/20[e]	900	920,403
11.00%, 07/24/18[e]	200	203,600

		2,136,529
SAUDI ARABIA — 0.12%
KSA Sukuk Ltd.
2.89%, 04/20/22[e]	1,000	964,870
Saudi Government International Bond
2.38%, 10/26/21[e]	1,400	1,342,320

		2,307,190
SERBIA — 0.05%
Serbia International Bond
4.88%, 02/25/20[e]	200	203,976

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.88%, 12/03/18[e]	$200	$202,812
7.25%, 09/28/21[e]	400	442,056

		848,844
SOUTH AFRICA — 0.08%
Republic of South Africa Government International Bond
5.50%, 03/09/20	300	310,833
5.88%, 05/30/22	1,000	1,066,340
6.88%, 05/27/19	100	103,709

		1,480,882
SOUTH KOREA — 0.16%
Export-Import Bank of Korea
1.88%, 10/21/21	200	189,122
2.25%, 01/21/20	200	196,692
2.38%, 08/12/19	200	198,100
2.50%, 05/10/21	200	194,232
2.75%, 01/25/22	800	776,328
2.88%, 09/17/18	200	199,958
3.00%, 11/01/22	200	194,190
4.38%, 09/15/21	400	410,152
5.00%, 04/11/22	700	733,677

		3,092,451
SRI LANKA — 0.04%
Sri Lanka Government International Bond
5.13%, 04/11/19[e]	200	201,494
5.75%, 01/18/22[e]	200	201,636
6.25%, 10/04/20[e]	300	309,777

		712,907
SUPRANATIONAL — 3.03%
African Development Bank
1.00%, 05/15/19	425	418,672
1.13%, 09/20/19	370	362,852
1.25%, 07/26/21	655	622,885
1.88%, 03/16/20	300	295,818
2.13%, 11/16/22	325	313,518
2.38%, 09/23/21	290	285,380
2.63%, 03/22/21	400	398,156
African Export-Import Bank (The)
4.00%, 05/24/21[e]	250	248,197
Asian Development Bank
1.00%, 08/16/19	350	343,280
1.38%, 03/23/20	250	244,313

Security	Principal (000s)	Value
1.50%, 01/22/20	$800	$785,256
1.63%, 05/05/20	850	833,076
1.63%, 08/26/20	500	487,950
1.63%, 03/16/21[g]	200	193,646
1.75%, 01/10/20[g]	925	912,078
1.75%, 06/08/21	500	484,230
1.75%, 09/13/22[g]	1,700	1,618,961
1.88%, 02/18/22	350	337,358
2.00%, 02/16/22	545	527,816
2.75%, 03/17/23	500	495,325
Corp. Andina de Fomento
2.13%, 09/27/21	310	299,010
4.38%, 06/15/22	750	779,602
Council of Europe Development Bank
1.63%, 03/10/20	50	49,079
1.63%, 03/16/21	550	532,163
1.75%, 11/14/19	375	370,234
1.88%, 01/27/20	350	345,590
2.63%, 02/13/23	1,000	984,260
European Bank for Reconstruction & Development
0.88%, 07/22/19	55	53,924
1.13%, 08/24/20	1,205	1,162,560
1.63%, 05/05/20	280	274,406
1.75%, 06/14/19	675	669,613
1.75%, 11/26/19	350	345,635
1.88%, 02/23/22	400	385,360
2.13%, 03/07/22	250	243,038
European Investment Bank
1.13%, 08/15/19	575	565,001
1.25%, 05/15/19	660	651,948
1.25%, 12/16/19	675	660,960
1.38%, 06/15/20[g]	920	895,583
1.38%, 09/15/21	325	309,897
1.63%, 03/16/20	2,100	2,062,011
1.63%, 08/14/20	25	24,405
1.63%, 12/15/20	1,600	1,554,992
1.63%, 06/15/21[g]	15	14,472
1.75%, 06/17/19	400	396,848
1.75%, 05/15/20	625	613,787
2.00%, 03/15/21	800	783,016
2.00%, 12/15/22[g]	1,150	1,103,689

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.13%, 10/15/21	$540	$527,110
2.25%, 03/15/22	1,250	1,221,325
2.25%, 08/15/22	310	301,841
2.38%, 05/13/21	500	494,065
2.38%, 06/15/22	2,080	2,037,755
2.50%, 04/15/21	1,750	1,735,790
2.50%, 03/15/23	500	489,795
2.88%, 09/15/20	50	50,177
4.00%, 02/16/21	100	103,244
Inter-American Development Bank
1.00%, 05/13/19	275	270,966
1.25%, 09/14/21	255	242,013
1.63%, 05/12/20	870	852,556
1.75%, 10/15/19	175	173,026
1.75%, 04/14/22	780	746,889
1.75%, 09/14/22	500	476,250
1.88%, 06/16/20	1,508	1,483,585
1.88%, 03/15/21	935	911,803
2.13%, 11/09/20	550	541,783
2.13%, 01/18/22	650	632,807
2.50%, 01/18/23	500	490,370
2.63%, 04/19/21	700	697,081
3.88%, 02/14/20	500	510,985
International Bank for Reconstruction & Development
0.88%, 08/15/19	150	146,961
1.13%, 11/27/19	800	782,456
1.13%, 08/10/20	1,000	965,850
1.25%, 07/26/19	875	861,884
1.38%, 03/30/20	1,350	1,319,004
1.38%, 05/24/21[g]	1,040	997,048
1.38%, 09/20/21	700	667,310
1.63%, 09/04/20[g]	195	190,336
1.63%, 03/09/21	85	82,361
1.63%, 02/10/22	175	167,227
1.88%, 10/07/19	450	445,905
1.88%, 04/21/20	1,570	1,547,549
2.00%, 01/26/22	1,735	1,681,007
2.13%, 11/01/20	250	246,400
2.25%, 06/24/21	800	786,544
7.63%, 01/19/23	1,200	1,444,272
International Finance Corp.
1.13%, 07/20/21[g]	250	237,168

Security	Principal (000s)	Value
1.63%, 07/16/20	$465	$454,565
1.75%, 09/16/19	750	742,155
1.75%, 03/30/20	175	172,148
2.00%, 10/24/22	665	639,517
Nordic Investment Bank
1.25%, 08/02/21	650	617,714
1.50%, 09/29/20	200	194,216
1.88%, 06/14/19	500	496,600
2.25%, 02/01/21	250	246,458
North American Development Bank
2.40%, 10/26/22	150	144,677

		57,608,398
SWEDEN — 0.28%
Svensk Exportkredit AB
1.75%, 05/18/20	200	196,054
1.75%, 08/28/20	650	634,335
1.75%, 03/10/21	700	678,356
1.88%, 06/17/19	250	248,115
2.00%, 08/30/22	500	479,440
2.38%, 03/09/22	200	195,558
Sweden Government International Bond
1.13%, 10/21/19[d]	2,500	2,448,725
1.63%, 04/06/20[d]	500	490,605

		5,371,188
TURKEY — 0.19%
Export Credit Bank of Turkey
4.25%, 09/18/22[e]	600	568,734
5.38%, 02/08/21[e]	200	200,834
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21[e]	200	198,710
Turkey Government International Bond
3.25%, 03/23/23	400	369,336
5.63%, 03/30/21	200	206,310
6.25%, 09/26/22	280	294,521
7.00%, 03/11/19	300	308,667
7.00%, 06/05/20	800	845,064
7.50%, 11/07/19	500	526,905

		3,519,081

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
UKRAINE — 0.04%
Ukraine Government International Bond
7.75%, 09/01/19[e]	$250	$258,463
7.75%, 09/01/20[e]	350	364,084
7.75%, 09/01/21[e]	200	206,818

		829,365
UNITED ARAB EMIRATES — 0.12%
Abu Dhabi Government International Bond
2.13%, 05/03/21[e]	600	580,098
2.50%, 10/11/22[e]	600	574,266
6.75%, 04/08/19[d]	200	207,256
Dubai DOF Sukuk Ltd.
6.45%, 05/02/22[e]	600	659,220
Emirate of Dubai Government International Bonds
7.75%, 10/05/20[e]	100	110,027
Sharjah Sukuk 2 Ltd.
3.84%, 01/27/21[e]	200	201,514

		2,332,381
UNITED KINGDOM — 0.01%
Ukreximbank Via Biz Finance PLC
9.63%, 04/27/22[e]	150	155,523

		155,523
URUGUAY — 0.01%
Uruguay Government International Bond
8.00%, 11/18/22	230	263,822

		263,822
VENEZUELA — 0.01%
Venezuela Government International Bond
6.00%, 12/09/20[e,f]	200	56,350
7.75%, 10/13/19[e,f]	325	94,354
12.75%, 08/23/22[e,f]	300	94,260

		244,964
VIETNAM — 0.01%
Vietnam Government International Bond
6.75%, 01/29/20[e]	200	210,310

		210,310

Security	Principal (000s)	Value
ZAMBIA — 0.03%
Zambia Government International Bond
5.38%, 09/20/22[e]	$567	$521,175

		521,175

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $151,563,737)		149,194,284

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.10%

MORTGAGE-BACKED SECURITIES — 7.03%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	1,133	1,107,728
2.50%, 12/01/31	995	967,329
2.50%, 02/01/32	1,091	1,060,645
2.50%, 05/01/33[n]	23,307	22,644,207
3.00%, 05/01/29	471	469,388
3.00%, 05/01/30	1,019	1,014,199
3.00%, 06/01/30	84	84,285
3.00%, 07/01/30	610	606,621
3.00%, 12/01/30	1,038	1,032,629
3.00%, 05/01/31	426	423,996
3.00%, 06/01/31	279	276,894
3.00%, 05/01/33[n]	16,737	16,595,782
3.50%, 05/01/32	189	192,023
3.50%, 09/01/32	191	193,619
3.50%, 05/01/33[n]	4,589	4,643,494
4.00%, 05/01/33	631	650,584
4.00%, 05/01/33[n]	144	147,712
4.50%, 05/01/33[n]	355	357,163
(12 mo. LIBOR US + 1.622%)
2.50%, 02/01/45[c]	101	101,842
Federal National Mortgage Association
2.50%, 07/01/28	1,426	1,401,051
2.50%, 12/01/29	377	370,633
2.50%, 03/01/30	190	185,444
2.50%, 07/01/30	231	226,061
2.50%, 08/01/30	664	649,054
2.50%, 12/01/30	110	107,590
2.50%, 01/01/31	97	95,230
2.50%, 09/01/31	1,931	1,880,442
2.50%, 10/01/31	9,290	9,076,351

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.50%, 12/01/31	$1,427	$1,389,326
2.50%, 02/01/32	1,936	1,884,809
2.50%, 04/01/32	2,512	2,445,438
2.50%, 05/01/33[n]	12,145	11,811,012
3.00%, 10/01/27	113	113,030
3.00%, 10/01/28	542	541,616
3.00%, 11/01/28	512	511,395
3.00%, 04/01/30	221	220,343
3.00%, 07/01/30	145	144,270
3.00%, 08/01/30	508	505,781
3.00%, 09/01/30	1,028	1,023,624
3.00%, 10/01/30	494	491,290
3.00%, 11/01/30	123	121,952
3.00%, 12/01/30	419	417,316
3.00%, 02/01/31	506	503,482
3.00%, 10/01/31	140	138,947
3.00%, 01/01/32	648	644,350
3.00%, 02/01/32	286	284,445
3.00%, 03/01/32	429	426,306
3.00%, 11/01/32	1,002	994,171
3.00%, 01/01/33	774	767,750
3.00%, 05/01/33[n]	20,121	19,957,517
3.50%, 01/01/27	29	29,592
3.50%, 12/01/29	45	46,091
3.50%, 07/01/30	519	525,818
3.50%, 10/01/30	294	297,690
3.50%, 11/01/30	33	33,081
3.50%, 03/01/31	353	357,711
3.50%, 06/01/31	447	454,302
3.50%, 01/01/32	209	212,291
3.50%, 05/01/32	390	396,103
3.50%, 06/01/32	349	355,175
3.50%, 07/01/32	116	117,173
3.50%, 08/01/32	157	158,764
3.50%, 10/01/32	153	155,614
3.50%, 11/01/32	96	97,488
3.50%, 05/01/33[n]	5,433	5,496,668
4.00%, 05/01/33	1,483	1,531,324
4.00%, 05/01/33[n]	1,562	1,601,050
4.50%, 05/01/33[n]	507	510,090
5.00%, 05/01/33[n]	178	180,559
(12 mo. LIBOR US + 1.575%)
2.51%, 12/01/44[c]	101	102,495

Security	Principal (000s)	Value
(12 mo. LIBOR US + 1.590%)
2.53%, 04/01/44[c]	$237	$242,702
Series 2012-M13, Class A2
2.38%, 05/25/22	1,000	972,345
Series 2014-M13, Class A2
3.02%, 08/25/24[c]	100	98,671
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2
4.33%, 10/25/20[c]	1,000	1,029,386
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[c]	50	51,153
Series K017, Class A2
2.87%, 12/25/21	750	744,774
Series K020, Class A2
2.37%, 05/25/22	100	97,289
Series K028, Class A2
3.11%, 02/25/23	500	498,679
Series K034, Class A2
3.53%, 07/25/23[c]	1,250	1,268,773
Series K036, Class A2
3.53%, 10/25/23[c]	500	507,409
Series K038, Class A1
2.60%, 10/25/23	71	70,260
Series K703, Class A2
2.70%, 05/25/18	66	65,622
Series K725, Class A1
2.67%, 05/25/23	681	671,949
Series K729, Class A1
2.95%, 02/25/24	2,977	2,961,366

		133,839,623
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.61%
Federal Home Loan Banks
0.88%, 10/01/18	1,700	1,691,942
0.88%, 08/05/19	800	784,840
1.13%, 06/21/19	225	221,933
1.13%, 07/14/21	430	409,584
1.25%, 01/16/19	2,400	2,383,608
1.38%, 03/18/19	1,000	992,110
1.38%, 05/28/19	1,100	1,088,989
1.38%, 09/28/20	250	242,883
1.38%, 02/18/21	900	869,346

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
1.50%, 10/21/19	$900	$887,652
1.63%, 06/14/19	1,225	1,215,016
1.88%, 03/08/19	100	99,672
1.88%, 03/13/20	400	395,052
1.88%, 12/11/20	180	176,308
1.88%, 11/29/21	6,765	6,569,153
2.13%, 02/11/20	2,500	2,482,950
2.38%, 12/13/19	675	673,724
2.38%, 09/10/21	600	592,446
4.13%, 03/13/20	1,250	1,285,712
Federal Home Loan Mortgage Corp.
0.88%, 10/12/18	1,450	1,442,431
1.13%, 08/12/21	1,150	1,092,604
1.25%, 10/02/19	675	663,822
1.38%, 08/15/19	300	296,085
1.38%, 04/20/20	1,000	978,150
1.38%, 05/01/20	3,000	2,932,170
1.50%, 01/17/20	1,650	1,622,742
1.75%, 05/30/19	150	149,064
2.38%, 01/13/22	1,000	985,260
Federal National Mortgage Association
0.88%, 05/21/18	370	369,785
1.25%, 05/06/21	250	239,888
1.25%, 08/17/21	530	505,350
1.38%, 02/26/21	150	144,788
1.38%, 10/07/21	175	167,186
1.50%, 06/22/20	1,650	1,613,386
1.63%, 01/21/20	1,125	1,108,778
1.75%, 06/20/19	1,000	993,610
1.75%, 09/12/19	4,750	4,706,680
1.88%, 09/18/18	300	299,865
1.88%, 02/19/19	350	348,999
1.88%, 04/05/22	2,350	2,271,533
2.00%, 01/05/22	150	145,877
2.00%, 10/05/22	1,000	962,970
2.38%, 01/19/23	2,750	2,692,112

		49,796,055
U.S. GOVERNMENT OBLIGATIONS — 44.46%
U.S. Treasury Note/Bond
0.75%, 07/15/19	9,200	9,026,610
0.75%, 08/15/19	7,600	7,444,144
0.88%, 05/15/19	4,200	4,139,229

Security	Principal (000s)	Value
0.88%, 06/15/19	$3,000	$2,952,223
0.88%, 07/31/19	29,200	28,668,588
0.88%, 09/15/19	2,500	2,448,940
1.00%, 03/15/19	7,000	6,925,106
1.00%, 06/30/19	1,500	1,477,069
1.00%, 08/31/19	1,000	981,944
1.00%, 09/30/19	4,100	4,020,402
1.00%, 11/15/19	3,000	2,935,820
1.00%, 11/30/19	1,200	1,173,445
1.13%, 05/31/19	1,000	987,305
1.13%, 12/31/19	1,200	1,174,475
1.13%, 03/31/20	4,000	3,898,826
1.13%, 04/30/20	20,000	19,466,012
1.13%, 02/28/21	3,000	2,878,480
1.13%, 06/30/21	10,500	10,012,546
1.13%, 09/30/21	3,500	3,322,061
1.25%, 01/31/19	3,600	3,574,850
1.25%, 03/31/19	3,320	3,289,974
1.25%, 05/31/19	3,000	2,966,115
1.25%, 06/30/19	3,700	3,654,473
1.25%, 10/31/19	600	589,766
1.25%, 01/31/20	5,000	4,897,508
1.25%, 02/29/20	3,500	3,423,416
1.25%, 03/31/21	2,000	1,923,164
1.25%, 10/31/21	8,900	8,473,948
1.38%, 02/28/19	4,730	4,696,513
1.38%, 07/31/19	8,000	7,903,453
1.38%, 12/15/19	9,800	9,635,317
1.38%, 01/31/20	2,300	2,257,863
1.38%, 02/29/20	3,400	3,333,575
1.38%, 03/31/20	6,300	6,170,299
1.38%, 04/30/20	6,800	6,651,921
1.38%, 05/31/20	1,841	1,798,640
1.38%, 08/31/20	13,100	12,752,855
1.38%, 09/30/20	10,000	9,722,903
1.38%, 01/31/21	2,800	2,708,877
1.38%, 04/30/21	2,000	1,927,645
1.38%, 05/31/21	8,000	7,699,094
1.50%, 01/31/19	3,800	3,780,425
1.50%, 03/31/19	4,500	4,469,255
1.50%, 05/31/19	6,500	6,444,340
1.50%, 10/31/19	2,000	1,972,989
1.50%, 11/30/19	9,800	9,659,175
1.50%, 04/15/20	22,500	22,073,578

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
1.50%, 05/15/20	$7,500	$7,350,265
1.50%, 05/31/20	7,500	7,345,559
1.50%, 06/15/20	1,500	1,468,601
1.50%, 01/31/22	1,700	1,626,683
1.50%, 02/28/23	13,000	12,247,465
1.50%, 03/31/23	2,000	1,881,790
1.63%, 03/31/19	1,500	1,491,437
1.63%, 04/30/19	2,090	2,076,679
1.63%, 06/30/19	3,200	3,174,227
1.63%, 07/31/19	3,500	3,468,544
1.63%, 08/31/19	2,800	2,772,231
1.63%, 12/31/19	7,060	6,966,531
1.63%, 03/15/20	1,500	1,476,680
1.63%, 06/30/20	6,000	5,887,237
1.63%, 07/31/20	10,000	9,802,183
1.63%, 11/30/20	2,100	2,049,699
1.63%, 08/15/22	3,500	3,341,528
1.63%, 08/31/22	1,500	1,431,342
1.63%, 11/15/22	15,000	14,271,499
1.75%, 09/30/19	4,500	4,458,931
1.75%, 11/30/19	4,800	4,749,028
1.75%, 10/31/20	3,300	3,234,013
1.75%, 11/15/20	2,000	1,959,628
1.75%, 12/31/20	13,700	13,403,477
1.75%, 11/30/21	3,300	3,193,386
1.75%, 02/28/22	2,400	2,316,059
1.75%, 03/31/22	8,000	7,711,322
1.75%, 04/30/22	6,700	6,451,546
1.75%, 05/15/22	6,000	5,776,178
1.75%, 05/31/22	2,500	2,405,284
1.75%, 06/30/22	500	480,664
1.75%, 09/30/22	9,000	8,623,879
1.75%, 01/31/23	10,000	9,544,000
1.88%, 12/31/19	3,800	3,765,273
1.88%, 06/30/20	11,500	11,342,206
1.88%, 12/15/20	4,000	3,928,564
1.88%, 11/30/21	5,000	4,861,883
1.88%, 01/31/22	3,500	3,395,681
1.88%, 02/28/22	6,500	6,301,647
1.88%, 03/31/22	7,200	6,973,832
1.88%, 04/30/22	5,250	5,079,956
1.88%, 05/31/22	2,800	2,707,980
1.88%, 07/31/22	1,000	965,082
1.88%, 08/31/22	10,500	10,125,432

Security	Principal (000s)	Value
1.88%, 09/30/22	$13,500	$13,006,406
2.00%, 07/31/20	23,500	23,223,934
2.00%, 09/30/20	6,000	5,920,902
2.00%, 11/30/20	20,100	19,805,719
2.00%, 02/28/21	15,000	14,747,974
2.00%, 05/31/21	6,800	6,669,789
2.00%, 08/31/21	9,500	9,292,917
2.00%, 10/31/21	4,500	4,395,983
2.00%, 11/15/21	8,700	8,498,826
2.00%, 12/31/21	6,000	5,852,554
2.00%, 07/31/22	3,200	3,105,250
2.00%, 10/31/22	14,200	13,741,591
2.00%, 11/30/22	5,500	5,319,553
2.00%, 02/15/23	8,000	7,721,410
2.13%, 08/31/20	25,000	24,757,812
2.13%, 01/31/21	1,500	1,480,693
2.13%, 06/30/21	4,000	3,935,263
2.13%, 08/15/21	11,800	11,593,733
2.13%, 09/30/21	3,000	2,944,682
2.13%, 12/31/21	5,000	4,899,334
2.13%, 06/30/22	7,400	7,223,020
2.13%, 12/31/22	20,300	19,724,168
2.25%, 03/31/21	18,500	18,305,517
2.25%, 04/30/21	3,500	3,461,006
2.38%, 12/31/20	4,000	3,977,213
2.38%, 01/31/23	6,000	5,892,229
2.50%, 03/31/23	8,000	7,894,342
2.63%, 08/15/20	6,190	6,201,060
2.63%, 11/15/20	4,000	4,003,827
2.63%, 02/28/23	5,000	4,964,808
2.75%, 02/15/19	3,500	3,514,541
3.13%, 05/15/19	1,430	1,441,954
3.13%, 05/15/21	24,000	24,331,920
3.50%, 05/15/20	5,000	5,096,884
3.63%, 08/15/19	15,500	15,742,799
3.63%, 02/15/20	11,800	12,037,955
3.63%, 02/15/21	2,000	2,054,629
7.13%, 02/15/23	6,500	7,764,918
7.25%, 08/15/22	1,000	1,183,271
7.88%, 02/15/21	2,000	2,284,152
8.00%, 11/15/21	1,000	1,178,490

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
8.88%, 02/15/19	$1,000	$1,052,456

		846,515,751

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,046,094,386)		1,030,151,429

WARRANTS — 0.00%
Affinion Group Inc.
(Expires 11/20/22)[a,b]	108	—

TOTAL WARRANTS
(Cost: $0)		—
SHORT-TERM INVESTMENTS — 5.85%

MONEY MARKET FUNDS — 5.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[k,o]	96,611	96,620,862
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[k,o,p]	14,684	14,684,386

		111,305,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $111,300,544)		111,305,248

TOTAL INVESTMENTS IN SECURITIES — 104.58%
(Cost: $2,020,077,738)		1,991,176,782
Other Assets, Less Liabilities — (4.58)%		(87,170,441)

NET ASSETS — 100.00%		$1,904,006,341

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income producing security.
[c]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Issuer is in default of interest payments.
[g]	All or a portion of this security is on loan.
[h]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[i]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[j]	Security is perpetual in nature with no stated maturity date.
[k]	Affiliate of the Fund.
[l]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[m]	Investments are denominated in U.S. dollars.
[n]	To-be-announced (TBA). See Note 1.
[o]	Annualized 7-day yield as of period end.
[p]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	59,666	36,945	[b]	—	96,611	$96,620,862	$665,197		$(13,005)	$2,142
BlackRock Cash Funds: Treasury, SL Agency Shares	9,059	5,625	[b]	—	14,684	14,684,386	44,103	[c]	—	—
PNC Bank N.A.
2.15%, 04/29/21	$250	$—		$—	$250	242,465	2,574		—	(6,264)
2.25%, 07/02/19	250	—		—	250	248,437	1,825		—	(1,876)
2.40%, 10/18/19	—	500		—	500	496,395	2,582		—	(1,805)
2.50%, 01/22/21	—	250		—	250	245,290	1,632		—	(3,032)
2.63%, 02/17/22	600	—		—	600	583,152	7,732		—	(21,219)
2.70%, 11/01/22	—	350		—	350	336,812	2,307		—	(5,462)
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	—	100		—	100	102,534	671		—	(1,218)
5.13%, 02/08/20	400	—		—	400	414,792	4,648		—	(6,606)
6.70%, 06/10/19	75	—		—	75	78,054	913		—	(926)

						$114,053,179	$734,184		$(13,005)	$(46,266)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$—	$—	$15,264		$15,264
Preferred stocks	—	—	97		97
Asset-backed securities	—	6,252,841	—		6,252,841
Collateralized mortgage obligations	—	7,631,461	—		7,631,461
Corporate bonds & notes	—	686,626,158	0	[a]	686,626,158
Foreign government obligations	—	149,194,284	—		149,194,284
U.S. government & agency obligations	—	1,030,151,429	—		1,030,151,429
Warrants	—	—	0	[a]	0	[a]
Money market funds	111,305,248	—	—		111,305,248

Total	$111,305,248	$1,879,856,173	$15,361		$1,991,176,782

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
CORPORATE BONDS & NOTES — 22.94%

AUSTRALIA — 0.62%
APT Pipelines Ltd.
2.00%, 03/22/27[a]	EUR	100	$123,624
3.50%, 03/22/30[a]	GBP	100	141,853
Asciano Finance Ltd.
5.25%, 05/19/25	AUD	50	39,638
Aurizon Network Pty Ltd.
2.00%, 09/18/24[a]	EUR	100	125,565
Ausgrid Finance Pty Ltd.
3.75%, 10/30/24 (Call 07/30/24)[a]	AUD	200	150,114
Australia & New Zealand Banking Group Ltd.
0.38%, 11/19/19[a]	EUR	100	122,050
0.45%, 11/22/23[a]	EUR	100	120,477
0.75%, 09/29/26[a]	EUR	200	235,756
BHP Billiton Finance Ltd.
5.63%, 10/22/79 (Call 10/22/24)[a,b,c]	EUR	100	146,192
Series 09
2.25%, 09/25/20[a]	EUR	100	127,191
Series 11
3.25%, 09/25/24[a]	GBP	150	223,488
Commonwealth Bank of Australia
0.75%, 11/04/21[a]	EUR	300	370,318
2.75%, 11/17/21[a]	AUD	200	150,020
3.00%, 09/04/26[a]	GBP	100	149,715
3.75%, 10/18/19	AUD	200	153,527
Macquarie Bank Ltd.
Series GDIP
1.13%, 01/20/22[a]	EUR	100	124,225
National Australia Bank Ltd.
0.30%, 10/31/25[a]	CHF	150	149,303
0.35%, 09/07/22[a]	EUR	100	120,305
1.38%, 06/27/22[a]	GBP	200	271,897
2.25%, 06/06/25[a]	EUR	100	133,485
4.25%, 05/20/19[a]	AUD	100	76,911
Origin Energy Finance Ltd.
2.88%, 10/11/19[a]	EUR	100	125,776

Security		Principal (000s)	Value
Scentre Group Trust 1/Scentre Group Trust 2
1.38%, 03/22/23 (Call 12/22/22)[a]	EUR	150	$187,268
Telstra Corp. Ltd.
3.50%, 09/21/22[a]	EUR	150	205,529
4.00%, 09/16/22[a]	AUD	50	39,197
Wesfarmers Ltd.
3.66%, 11/18/20[a]	AUD	100	76,810
Westpac Banking Corp.
0.50%, 05/17/24[a]	EUR	200	240,444
1.13%, 09/05/27[a]	EUR	200	240,009
1.50%, 03/24/21[a]	EUR	100	126,059
3.25%, 01/22/20	AUD	100	76,325

			4,573,071
AUSTRIA — 0.38%
Autobahnen-und Schnellstrassen-Finanzierungs-AG
0.63%, 09/15/22[a]	EUR	100	123,733
1.38%, 04/09/21[a]	EUR	300	379,720
4.38%, 07/08/19[a]	EUR	50	63,911
Erste Group Bank AG
3.50%, 02/08/22	EUR	100	136,261
HYPO NOE Gruppe Bank AG
0.38%, 04/04/23[a]	EUR	200	241,555
Hypo Tirol Bank AG
0.50%, 02/11/21[a]	EUR	100	122,313
Novomatic AG
1.63%, 09/20/23	EUR	25	30,954
OeBB Infrastruktur AG
1.00%, 11/18/24[a]	EUR	50	62,617
3.38%, 05/18/32[a]	EUR	50	76,283
3.50%, 10/19/20[a]	EUR	600	793,185
Oesterreichische Kontrollbank AG
0.25%, 09/26/24[a]	EUR	200	239,079
0.75%, 03/07/22[a]	GBP	100	135,107
OMV AG
4.25%, 10/12/21[a]	EUR	50	68,862
5.25%, (Call 12/09/21)[a,b,c,d]	EUR	50	68,565
Telekom Finanzmanagement GmbH
1.50%, 12/07/26 (Call 09/07/26)[a]	EUR	100	122,337

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
UniCredit Bank Austria AG
4.13%, 02/24/21[a]	EUR	100	$135,057

			2,799,539
BELGIUM — 0.29%
Anheuser-Busch InBev Finance Inc.
Series MPLE
2.60%, 05/15/24 (Call 03/15/24)	CAD	150	112,916
Anheuser-Busch InBev SA/NV
0.63%, 03/17/20[a]	EUR	100	122,369
0.80%, 04/20/23[a]	EUR	50	61,369
0.88%, 03/17/22[a]	EUR	100	123,571
2.00%, 03/17/28[a]	EUR	50	63,590
2.25%, 05/24/29[a]	GBP	100	132,187
2.75%, 03/17/36[a]	EUR	100	128,980
2.85%, 05/25/37[a]	GBP	100	133,947
4.00%, 06/02/21[a]	EUR	200	270,605
Belfius Bank SA/NV
0.13%, 09/14/26[a]	EUR	200	228,212
1.38%, 06/05/20[a]	EUR	100	124,892
Eandis System Operator SCRL
1.75%, 12/04/26[a]	EUR	100	127,133
Flemish Community (The)
0.38%, 10/13/26[a]	EUR	100	116,990
KBC Bank NV
0.45%, 01/22/22[a]	EUR	100	122,688
2.00%, 01/31/23[a]	EUR	100	130,995
KBC Group NV
0.75%, 10/18/23[a]	EUR	100	119,795

			2,120,239
CANADA — 1.45%
407 International Inc.
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	147,580
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	20,265
Alimentation Couche-Tard Inc.
3.06%, 07/26/24 (Call 05/26/24)	CAD	150	114,787
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	39,285

Security		Principal (000s)	Value
Bank of Montreal
0.20%, 01/26/23[a]	EUR	150	$180,104
0.75%, 09/21/22[a]	EUR	150	185,016
2.57%, 06/01/27 (Call 06/01/22)[a,b,c]	CAD	200	152,165
2.70%, 09/11/24	CAD	200	153,164
2.70%, 12/09/26	CAD	50	37,789
2.84%, 06/04/20	CAD	100	78,575
3.12%, 09/19/24 (Call 09/19/19)[a,b,c]	CAD	50	39,295
3.19%, 03/01/28	CAD	200	156,260
Bank of Nova Scotia (The)
0.38%, 04/06/22[a]	EUR	200	241,120
0.38%, 03/10/23[a]	EUR	150	181,330
1.90%, 12/02/21	CAD	100	75,747
2.09%, 09/09/20	CAD	200	154,388
2.27%, 01/13/20	CAD	100	77,863
2.29%, 06/28/24	CAD	200	149,808
3.37%, 12/08/25 (Call 12/08/20)[a,b,c]	CAD	100	78,956
Bell Canada Inc.
2.70%, 02/27/24 (Call 12/27/23)	CAD	100	75,679
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	38,969
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	78,256
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	155,240
Series M-26
3.35%, 03/22/23 (Call 12/22/22)	CAD	100	78,835
Brookfield Asset Management Inc.
4.54%, 03/31/23	CAD	150	123,472
Canadian Imperial Bank of Commerce
0.25%, 01/28/20[a]	EUR	200	243,600
1.70%, 10/09/18	CAD	50	38,986
2.04%, 03/21/22	CAD	100	75,934
2.47%, 12/05/22	CAD	200	153,511
Canadian Natural Resources Ltd.
3.42%, 12/01/26 (Call 09/01/26)	CAD	100	75,946

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
CPPIB Capital Inc.
0.38%, 06/20/24[a]	EUR	250	$299,664
CU Inc.
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	20,493
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	91,028
Enbridge Gas Distribution Inc.
4.00%, 08/22/44 (Call 02/22/44)[a]	CAD	50	40,931
Enbridge Inc.
4.24%, 08/27/42	CAD	100	72,028
Enbridge Pipelines Inc.
5.33%, 04/06/40	CAD	50	45,281
Fairfax Financial Holdings Ltd.
4.50%, 03/22/23	CAD	100	81,513
First Capital Realty Inc.
Series R
4.79%, 08/30/24	CAD	200	165,225
Fortis Inc./Canada
2.85%, 12/12/23 (Call 10/12/23)	CAD	50	38,404
Granite REIT Holdings LP
Series 3
3.87%, 11/30/23 (Call 09/30/23)	CAD	50	38,905
Great-West Lifeco Inc.
2.50%, 04/18/23[a]	EUR	100	131,689
Greater Toronto Airports Authority
1.51%, 02/16/21	CAD	100	76,013
HSBC Bank Canada
2.91%, 09/29/21	CAD	100	78,235
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	114,290
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	38,986
6.93%, 06/01/32	CAD	130	138,582
Hydro-Quebec
1.00%, 05/25/19	CAD	300	232,100
5.00%, 02/15/45	CAD	250	259,359
5.00%, 02/15/50	CAD	320	341,907
6.50%, 02/15/35	CAD	100	112,091
9.63%, 07/15/22	CAD	320	320,477

Security		Principal (000s)	Value
Inter Pipeline Ltd.
3.48%, 12/16/26 (Call 09/16/26)	CAD	100	$75,979
Manufacturers life Insurance Co. (The)
3.18%, 11/22/27 (Call 11/22/22)[a,b,c]	CAD	50	39,379
Manulife Financial Corp.
3.05%, 08/20/29 (Call 08/20/24)[b,c]	CAD	50	38,136
Metro Inc.
3.39%, 12/06/27 (Call 09/06/27)	CAD	150	113,522
National Bank of Canada
0.00%, 09/29/23[a,e]	EUR	100	117,970
2.11%, 03/18/22	CAD	100	76,097
North West Redwater Partnership/NWR Financing Co. Ltd.
Series G
4.75%, 06/01/37 (Call 12/01/36)[a]	CAD	50	43,418
Series J
2.80%, 06/01/27 (Call 03/01/27)	CAD	200	148,120
Pembina Pipeline Corp.
2.99%, 01/22/24 (Call 11/22/23)	CAD	200	152,184
4.81%, 03/25/44 (Call 09/25/43)[a]	CAD	25	19,776
Series 11
4.75%, 03/26/48 (Call 09/26/47)	CAD	150	117,269
PSP Capital Inc.
1.73%, 06/21/22[a]	CAD	300	226,989
Rogers Communications Inc.
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	24,217
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	204,262
Royal Bank of Canada
1.40%, 04/26/19[a]	CAD	300	232,731
1.58%, 09/13/21	CAD	150	112,769
1.63%, 08/04/20[a]	EUR	150	188,425
1.92%, 07/17/20	CAD	200	154,120

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
2.33%, 12/05/23	CAD	150	$113,593
2.77%, 12/11/18	CAD	100	78,439
3.45%, 09/29/26 (Call 09/29/21)[b,c]	CAD	400	315,834
Saputo Inc.
2.83%, 11/21/23 (Call 09/21/23)	CAD	100	76,757
Shaw Communications Inc.
6.75%, 11/09/39	CAD	50	48,880
Sun Life Financial Inc.
3.05%, 09/19/28 (Call 09/19/23)[b,c]	CAD	50	38,766
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100	76,303
3.35%, 04/01/24 (Call 01/02/24)	CAD	100	78,388
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	118,675
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	80,223
Toronto-Dominion Bank (The)
0.25%, 04/27/22[a]	EUR	100	121,025
0.50%, 04/03/24[a]	EUR	200	241,389
0.63%, 07/29/19[a]	EUR	100	122,248
1.91%, 07/18/23	CAD	100	74,448
1.99%, 03/23/22	CAD	250	189,805
2.05%, 03/08/21	CAD	300	230,550
2.98%, 09/30/25 (Call 09/30/20)[b,c]	CAD	25	19,586
4.86%, 03/04/31 (Call 03/04/26)[b,c]	CAD	200	168,117
TransCanada PipeLines Ltd.
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	116,145
4.35%, 06/06/46 (Call 12/06/45)	CAD	50	40,022
Union Gas Ltd.
4.88%, 06/21/41 (Call 12/21/40)	CAD	50	46,010
Wells Fargo Canada Corp.
3.04%, 01/29/21	CAD	50	39,373

			10,659,065

Security		Principal (000s)	Value
CZECH REPUBLIC — 0.04%
CEZ AS
4.50%, 06/29/20[a]	EUR	200	$264,637

			264,637
DENMARK — 0.30%
AP Moller — Maersk A/S
1.50%, 11/24/22[a]	EUR	100	124,788
BRFkredit A/S
0.50%, 10/01/26[a]	EUR	100	117,136
Carlsberg Breweries A/S
0.50%, 09/06/23 (Call 06/06/23)[a]	EUR	150	177,988
Danske Bank A/S
0.13%, 02/14/22[a]	EUR	100	120,813
0.38%, 09/08/20[a]	EUR	150	183,434
0.75%, 05/04/20[a]	EUR	100	122,849
4.13%, 11/26/19	EUR	50	64,599
DLR Kredit AS
Series B
1.00%, 10/01/22	DKK	1,500	251,307
Nordea Kredit Realkreditaktieselskab
Series C2
3.00%, 10/01/44	DKK	382	65,475
Series CT2
1.00%, 10/01/22[a]	DKK	1,500	251,660
Nykredit Realkredit A/S
0.38%, 06/16/20[a]	EUR	200	243,198
Series 01E
2.00%, 10/01/47	DKK	1,127	182,687
Series 13H
1.00%, 07/01/21	DKK	1,000	167,533
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)[a]	EUR	100	120,286

			2,193,753
FINLAND — 0.21%
Citycon Treasury BV
2.38%, 09/16/22 (Call 06/16/22)[a]	EUR	100	127,632
Nordea Mortgage Bank PLC
0.25%, 11/21/23[a]	EUR	200	239,774
4.00%, 02/10/21[a]	EUR	200	269,150

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Series FI43
1.00%, 11/05/24[a]	EUR	150	$186,614
OP Corporate Bank PLC
0.38%, 10/11/22[a]	EUR	100	120,447
0.88%, 06/21/21[a]	EUR	200	246,966
OP Mortgage Bank
0.25%, 11/23/20[a]	EUR	100	122,057
0.25%, 03/13/24[a]	EUR	100	119,607
Sampo OYJ
1.00%, 09/18/23[a]	EUR	100	121,556

			1,553,803
FRANCE — 4.08%
Accor SA
1.25%, 01/25/24[a]	EUR	100	121,406
Aeroports de Paris
4.00%, 07/08/21	EUR	200	271,006
Air Liquide Finance SA
1.88%, 06/05/24[a]	EUR	100	129,663
Airbus Group Finance BV
0.88%, 05/13/26 (Call 02/13/26)[a]	EUR	100	119,040
APRR SA
1.25%, 01/06/27 (Call 10/06/26)[a]	EUR	100	121,797
Arkea Home Loans SFH
2.38%, 07/11/23[a]	EUR	100	133,380
Arkea Home Loans SFH SA
0.75%, 10/05/27[a]	EUR	200	237,720
Arkema SA
1.50%, 04/20/27 (Call 01/20/27)[a]	EUR	200	244,182
Auchan Holding SA
1.75%, 04/23/21[a]	EUR	200	252,313
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)[a]	EUR	200	243,061
5.63%, 07/04/22	EUR	100	146,999
AXA Bank Europe SCF
0.13%, 03/14/22[a]	EUR	100	120,866
AXA SA
3.94%, (Call 11/07/24)[a,b,c,d]	EUR	100	130,763
5.25%, 04/16/40 (Call 04/16/20)[a,b,c]	EUR	50	65,952

Security		Principal (000s)	Value
5.45%, (Call 03/04/26)[a,b,c,d]	GBP	100	$150,172
6.69%, (Call 07/06/26)[b,c,d]	GBP	50	80,605
Banque Federative du Credit Mutuel SA
1.25%, 01/14/25[a]	EUR	300	369,753
1.63%, 01/19/26[a]	EUR	100	125,414
2.38%, 03/24/26[a]	EUR	100	125,623
4.00%, 10/22/20[a]	EUR	100	132,037
4.13%, 07/20/20[a]	EUR	200	263,960
BNP Paribas Cardif SA
1.00%, 11/29/24[a]	EUR	300	349,002
BNP Paribas Home Loan SFH SA
0.38%, 07/22/24[a]	EUR	200	240,173
1.38%, 06/17/20[a]	EUR	200	250,102
3.75%, 01/11/21[a]	EUR	100	133,568
BNP Paribas SA
0.75%, 11/11/22[a]	EUR	200	244,822
1.13%, 10/10/23[a]	EUR	100	122,138
1.50%, 11/17/25[a]	EUR	200	244,138
2.00%, 01/28/19[a]	EUR	100	122,847
2.38%, 05/20/24[a]	EUR	50	66,264
2.63%, 10/14/27 (Call 10/14/22)[a,b,c]	EUR	100	128,413
2.88%, 03/20/26 (Call 03/20/21)[a,b,c]	EUR	100	128,095
2.88%, 10/01/26[a]	EUR	100	130,298
Bouygues SA
4.50%, 02/09/22[a]	EUR	200	278,712
BPCE SA
1.13%, 12/14/22[a]	EUR	200	248,940
1.13%, 01/18/23[a]	EUR	300	368,049
2.75%, 11/30/27 (Call 11/30/22)[a,b,c]	EUR	100	129,129
5.25%, 04/16/29[a]	GBP	100	162,100
BPCE SFH SA
0.38%, 02/10/23[a]	EUR	200	242,761
1.00%, 06/08/29[a]	EUR	200	238,728
1.75%, 06/27/24[a]	EUR	200	260,041
Caisse Centrale du Credit Immobilier de France SA
0.13%, 03/01/21[a]	EUR	100	121,545
1.13%, 04/22/19[a]	EUR	100	122,526

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Capgemini SA
0.50%, 11/09/21 (Call 08/09/21)[a]	EUR	100	$121,545
Carrefour SA
1.75%, 07/15/22 (Call 04/15/22)[a]	EUR	300	378,955
4.00%, 04/09/20[a]	EUR	50	65,060
Cie. de Financement Foncier SA
0.23%, 09/14/26[a]	EUR	100	114,808
0.38%, 09/17/19	EUR	100	122,029
0.38%, 12/11/24[a]	EUR	200	238,718
0.63%, 02/10/23[a]	EUR	100	122,830
2.25%, 10/13/21[a]	CHF	400	439,188
4.00%, 10/24/25[a]	EUR	100	150,118
4.38%, 04/15/21[a]	EUR	100	136,779
Cie. de Saint-Gobain
4.50%, 09/30/19[a]	EUR	100	128,666
4.63%, 10/09/29[a]	GBP	100	161,208
CIF Euromortgage SA
4.13%, 01/19/22[a]	EUR	200	277,736
CNP Assurances
4.00%, (Call 11/18/24)[a,b,c,d]	EUR	100	131,541
Coentreprise de Transport d’Electricite SA
0.88%, 09/29/24 (Call 06/29/24)[a]	EUR	200	240,903
Credit Agricole Assurances SA
4.25%, (Call 01/13/25)[a,b,c,d]	EUR	100	130,486
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20[a]	EUR	200	243,735
0.38%, 10/21/21[a]	EUR	150	183,840
0.50%, 04/03/25[a]	EUR	100	120,090
0.75%, 05/05/27[a]	EUR	100	119,328
1.38%, 02/03/32[a]	EUR	200	244,885
Credit Agricole Public Sector SCF SA
1.88%, 06/07/23[a]	EUR	200	261,005
Credit Agricole SA
0.84%, 06/09/27[a]	JPY	100,000	924,176
2.63%, 03/17/27[a]	EUR	100	127,333
3.90%, 04/19/21[a]	EUR	50	66,808
Credit Agricole SA/London
0.75%, 12/01/22[a]	EUR	300	366,867

Security		Principal (000s)	Value
0.88%, 01/19/22[a]	EUR	200	$246,666
2.38%, 11/27/20[a]	EUR	100	128,160
Credit Mutuel Arkea SA
1.88%, 10/25/29 (Call 10/25/24)[a,b,c]	EUR	200	237,602
Credit Mutuel-CIC Home Loan SFH SA
0.38%, 09/12/22[a]	EUR	200	243,754
1.13%, 02/06/19[a]	EUR	100	122,183
1.75%, 06/19/24[a]	EUR	100	130,040
3.13%, 09/09/20[a]	EUR	200	260,684
Danone SA
0.71%, 11/03/24 (Call 08/03/24)[a]	EUR	100	119,875
1.25%, 05/30/24 (Call 02/29/24)[a]	EUR	100	124,324
3.60%, 11/23/20[a]	EUR	250	329,887
Dexia Credit Local SA
0.04%, 12/11/19[a]	EUR	50	60,756
0.25%, 03/19/20[a]	EUR	50	61,020
0.25%, 06/02/22[a]	EUR	150	182,078
0.63%, 02/03/24[a]	EUR	100	122,099
2.00%, 01/22/21[a]	EUR	300	383,638
2.13%, 02/12/25[a]	GBP	100	140,283
Electricite de France SA
1.88%, 10/13/36 (Call 07/13/36)[a]	EUR	100	109,791
2.75%, 03/10/23[a]	EUR	100	133,203
4.25%, (Call 01/29/20)[a,b,c,d]	EUR	200	254,647
4.50%, 11/12/40[a]	EUR	550	863,789
5.38%, (Call 01/29/25)[a,b,c,d]	EUR	100	134,119
5.50%, 10/17/41[a]	GBP	100	175,893
6.00%, (Call 01/29/26)[a,b,c,d]	GBP	100	144,277
6.13%, 06/02/34[a]	GBP	100	184,829
6.25%, 05/30/28[a]	GBP	100	178,981
Engie SA
0.88%, 03/27/24 (Call 12/27/23)[a]	EUR	300	364,830
1.38%, 02/28/29 (Call 11/28/28)[a]	EUR	200	240,458
1.50%, 03/13/35 (Call 12/13/34)[a]	EUR	100	115,732
4.75%, (Call 07/10/21)[a,b,c,d]	EUR	100	135,037
5.00%, 10/01/60[a]	GBP	50	105,460
7.00%, 10/30/28	GBP	50	97,377

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Gecina SA
1.38%, 01/26/28 (Call 10/26/27)[a]	EUR	200	$237,194
Groupama SA
6.00%, 01/23/27	EUR	100	148,473
Holding d’Infrastructures de Transport SAS
0.63%, 03/27/23 (Call 12/27/22)[a]	EUR	300	357,066
ICADE
1.13%, 11/17/25 (Call 08/17/25)[a]	EUR	200	237,897
Imerys SA
1.50%, 01/15/27 (Call 10/15/26)[a]	EUR	100	120,176
Kering
2.50%, 07/15/20[a]	EUR	100	127,451
Klepierre
1.00%, 04/17/23 (Call 01/17/23)[a]	EUR	200	246,113
La Banque Postale Home Loan SFH
0.50%, 01/18/23[a]	EUR	50	61,136
La Banque Postale SA
4.38%, 11/30/20[a]	EUR	100	133,517
La Poste SA
1.13%, 06/04/25[a]	EUR	100	123,246
LVMH Moet Hennessy Louis Vuitton SE
0.75%, 05/26/24 (Call 02/26/24)[a]	EUR	250	302,865
Orange SA
0.88%, 02/03/27 (Call 11/03/26)[a]	EUR	300	352,061
1.38%, 03/20/28	EUR	200	240,183
1.50%, 09/09/27 (Call 06/09/27)[a]	EUR	100	123,157
3.88%, 01/14/21[a]	EUR	100	133,212
4.00%, (Call 10/01/21)[a,b,c,d]	EUR	200	265,487
8.13%, 11/20/28[a]	GBP	50	103,285
Pernod Ricard SA
1.88%, 09/28/23 (Call 06/28/23)[a]	EUR	100	128,394

Security		Principal (000s)	Value
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)[a]	EUR	100	$118,689
0.75%, 09/26/22 (Call 06/26/22)[a]	EUR	150	182,310
1.63%, 04/11/25 (Call 01/11/25)[a]	EUR	100	123,924
Regie Autonome des Transports Parisiens
0.88%, 05/25/27[a]	EUR	100	121,062
2.88%, 09/09/22[a]	EUR	50	67,706
Renault SA
3.13%, 03/05/21[a]	EUR	75	97,982
RTE Reseau de Transport d’Electricite SA
1.63%, 11/27/25 (Call 08/27/25)[a]	EUR	200	251,699
Sanofi
1.75%, 09/10/26 (Call 06/10/26)[a]	EUR	100	128,619
1.88%, 09/04/20 (Call 06/04/20)[a]	EUR	200	251,448
Series 05
0.50%, 03/21/23 (Call 12/21/22)[a]	EUR	100	121,534
Series 08
1.00%, 03/21/26 (Call 12/21/25)[a]	EUR	200	243,979
Series 12FX
1.38%, 03/21/30 (Call 12/21/29)[a]	EUR	100	121,064
Schneider Electric SE
1.50%, 09/08/23 (Call 06/08/23)[a]	EUR	100	126,543
SNCF Mobilites
1.50%, 02/02/29[a]	EUR	100	126,014
SNCF Mobilites Group
4.63%, 02/02/24[a]	EUR	50	74,954
SNCF Reseau
2.25%, 12/20/47[a]	EUR	100	131,157
4.25%, 10/07/26[a]	EUR	100	155,720
4.50%, 01/30/24[a]	EUR	150	223,710
SNCF Reseau EPIC
1.00%, 11/09/31[a]	EUR	100	116,925

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
1.13%, 05/19/27[a]	EUR	200	$247,016
5.25%, 12/07/28[a]	GBP	150	267,296
Societe Generale SA
0.75%, 02/19/21[a]	EUR	200	246,171
1.00%, 04/01/22[a]	EUR	100	122,430
1.38%, 02/23/28 (Call 02/23/23)[a,b,c]	EUR	200	239,956
2.50%, 09/16/26 (Call 09/16/21)[a,b,c]	EUR	100	126,743
Societe Generale SFH SA
0.25%, 01/23/24[a]	EUR	100	119,878
0.75%, 10/18/27[a]	EUR	200	238,373
2.88%, 03/14/19[a]	EUR	100	124,191
4.13%, 02/15/22[a]	EUR	100	139,442
Suez
1.25%, 05/19/28 (Call 02/19/28)[a]	EUR	100	120,195
2.88%, (Call 04/19/24)[a,b,c,d]	EUR	100	124,704
Total Capital Canada Ltd.
1.13%, 03/18/22[a]	EUR	100	125,033
Total Capital International SA
0.25%, 07/12/23[a]	EUR	300	358,513
0.75%, 07/12/28[a]	EUR	100	115,532
TOTAL SA
2.25%, (Call 02/26/21)[a,b,c,d]	EUR	100	124,915
2.71%, (Call 05/05/23)[a,b,c,d]	EUR	100	126,861
3.37%, (Call 10/06/26)[a,b,c,d]	EUR	100	128,824
Unibail-Rodamco SE
1.50%, 02/22/28[a]	EUR	100	121,669
3.88%, 11/05/20[a]	EUR	100	132,575
Valeo SA
0.63%, 01/11/23 (Call 10/11/22)[a]	EUR	100	121,012
Veolia Environnement SA
1.50%, 11/30/26 (Call 08/30/26)[a]	EUR	100	124,210
4.38%, 12/11/20[a]	EUR	100	134,334
6.13%, 11/25/33	EUR	25	48,271
Vivendi SA
1.13%, 11/24/23 (Call 08/24/23)[a]	EUR	100	122,639
Wendel SA
1.00%, 04/20/23 (Call 01/20/23)[a]	EUR	200	242,350

			30,037,297

Security		Principal (000s)	Value
GERMANY — 3.42%
Allianz Finance II BV
5.75%, 07/08/41 (Call 07/08/21)[b,c]	EUR	100	$139,607
Allianz Finance II BV Co.
1.38%, 04/21/31 (Call 01/21/31)[a]	EUR	100	120,190
Allianz SE
2.24%, 07/07/45 (Call 07/07/25)[a,b,c]	EUR	200	246,693
3.10%, 07/06/47 (Call 07/06/27)[a,b,c]	EUR	100	128,198
3.25%, (Call 07/04/19)[a,b,c,d]	CHF	50	51,971
3.38%, (Call 09/18/24)[a,b,c,d]	EUR	100	129,277
alstria office REIT-AG
2.13%, 04/12/23 (Call 01/12/23)[a]	EUR	100	128,200
Aroundtown SA
1.63%, 01/31/28 (Call 10/31/27)[a]	EUR	200	229,207
BASF SE
0.88%, 10/06/31 (Call 07/06/31)[a]	EUR	100	112,555
Series 10Y
2.00%, 12/05/22 [a]	EUR	100	130,366
Bayer AG
2.38%, 04/02/75 (Call 10/02/22)[a,b,c]	EUR	100	123,648
Bayerische Landesbank
0.75%, 01/20/26[a]	EUR	100	122,347
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR	100	119,820
Berlin Hyp AG
1.25%, 04/23/21	EUR	200	251,670
Bertelsmann SE & Co. KGaA
1.75%, 10/14/24 (Call 07/14/24)[a]	EUR	100	128,539
BMW Finance NV
0.13%, 04/15/20[a]	EUR	200	242,580
0.38%, 07/10/23[a]	EUR	200	239,412
0.88%, 11/17/20[a]	EUR	150	185,186
0.88%, 04/03/25[a]	EUR	200	241,679
1.00%, 01/21/25[a]	EUR	50	61,109
Commerzbank AG
0.05%, 07/11/24[a]	EUR	100	117,960

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
0.13%, 02/23/23[a]	EUR	250	$300,751
1.00%, 02/05/19[a]	EUR	50	61,047
1.13%, 09/19/25[a]	EUR	200	237,600
4.00%, 03/23/26[a]	EUR	25	33,658
4.00%, 03/30/27[a]	EUR	110	148,626
Continental Rubber of America Corp.
0.50%, 02/19/19	EUR	100	121,432
CRH Finance Germany GmbH
1.75%, 07/16/21 (Call 04/16/21)[a]	EUR	100	126,256
Daimler AG
0.63%, 03/05/20[a]	EUR	200	244,643
0.85%, 02/28/25[a]	EUR	100	120,560
1.00%, 11/15/27[a]	EUR	200	234,388
1.50%, 07/03/29[a]	EUR	150	180,135
2.75%, 12/04/20[a]	GBP	100	142,476
Daimler Canada Finance Inc.
1.78%, 08/19/19[a]	CAD	50	38,704
Deutsche Bahn Finance BV
0.63%, 09/26/28[a]	EUR	150	174,214
0.88%, 07/11/31[a]	EUR	20	22,793
Deutsche Bahn Finance BV Co. AG
4.38%, 09/23/21[a]	EUR	200	276,397
Deutsche Bahn Finance GMBH
1.38%, 07/07/25 (Call 04/07/25)[a]	GBP	100	134,567
3.50%, 09/27/24[a]	AUD	100	75,829
Deutsche Bank AG
0.25%, 08/31/28[a]	EUR	150	167,464
0.63%, 12/19/23[a]	CHF	100	97,855
0.75%, 03/21/22[a]	CHF	150	150,794
1.13%, 03/17/25[a]	EUR	100	116,431
1.75%, 01/17/28[a]	EUR	100	114,827
Deutsche Genossenschafts-Hypothekenbank AG
0.05%, 12/06/24	EUR	100	117,247
Deutsche Hypothekenbank AG
0.25%, 05/17/24	EUR	100	119,648
Deutsche Pfandbriefbank AG
0.05%, 08/09/21	EUR	100	121,239
0.05%, 09/05/22[a]	EUR	200	240,589
0.50%, 01/19/23[a]	EUR	100	122,428

Security		Principal (000s)	Value
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)[a]	EUR	25	$30,465
2.88%, 12/11/24[a]	EUR	75	103,133
Deutsche Telekom International Finance BV
0.38%, 10/30/21[a]	EUR	150	182,042
0.63%, 04/03/23[a]	EUR	100	120,931
0.63%, 12/13/24[a]	EUR	200	236,433
1.50%, 04/03/28[a]	EUR	75	90,393
2.00%, 10/30/19[a]	EUR	50	62,364
2.25%, 04/13/29[a]	GBP	100	131,997
DVB Bank SE
0.88%, 04/09/21[a]	EUR	100	121,028
E.ON International Finance BV
5.53%, 02/21/23	EUR	100	149,117
6.38%, 06/07/32	GBP	50	94,676
E.ON SE
1.63%, 05/22/29 (Call 02/22/29)[a]	EUR	250	301,790
EnBW International Finance BV
6.13%, 07/07/39	EUR	30	60,468
Eurogrid GmbH
3.88%, 10/22/20[a]	EUR	150	198,043
Evonik Finance BV
0.00%, 03/08/21 (Call 12/08/20)[a,e]	EUR	100	120,354
Fresenius Finance Ireland PLC
0.88%, 01/31/22 (Call 10/31/21)[a]	EUR	100	122,516
HeidelbergCement AG
1.50%, 02/07/25 (Call 11/07/24)[a]	EUR	345	423,394
HSH Nordbank AG
0.38%, 04/27/23[a]	EUR	75	89,974
innogy Finance BV
6.13%, 07/06/39[a]	GBP	50	98,586
6.25%, 06/03/30[a]	GBP	50	91,258
6.50%, 08/10/21[a]	EUR	100	145,379
KfW
0.00%, 04/28/22[e]	EUR	300	363,533
0.00%, 09/15/23[e]	EUR	200	239,199
0.05%, 05/30/24	EUR	50	59,565
0.13%, 06/01/20	EUR	710	867,378

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
0.25%, 06/30/25	EUR	1,000	$1,195,115
0.38%, 03/15/23	EUR	300	367,636
0.38%, 03/09/26	EUR	370	441,182
0.63%, 07/04/22	EUR	200	248,345
0.63%, 02/22/27	EUR	120	144,445
0.63%, 01/07/28	EUR	300	358,147
0.88%, 03/15/22[a]	GBP	500	680,741
1.00%, 12/15/22[a]	GBP	300	408,110
1.13%, 01/15/20	EUR	240	297,846
1.13%, 09/15/32[a]	EUR	120	145,545
1.13%, 06/15/37[a]	EUR	100	117,536
1.25%, 10/17/19	EUR	50	61,959
1.25%, 07/04/36[a]	EUR	110	132,886
1.38%, 02/01/21[a]	GBP	120	166,713
1.75%, 10/29/19	CAD	50	38,892
2.13%, 08/15/23	EUR	50	66,651
2.75%, 04/16/20[a]	AUD	600	456,415
3.38%, 01/18/21	EUR	50	66,500
3.88%, 01/21/19	EUR	50	62,328
5.00%, 03/19/24	AUD	70	58,849
6.00%, 08/20/20	AUD	50	40,790
6.00%, 12/07/28	GBP	50	97,155
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21[a]	EUR	100	121,261
0.13%, 02/21/22[a]	EUR	200	242,691
0.20%, 12/13/21[a]	EUR	300	361,300
0.38%, 01/29/19[a]	EUR	300	364,196
0.50%, 06/07/22[a]	EUR	200	242,191
Landesbank Hessen-Thueringen Girozentrale
0.00%, 11/23/20[a,e]	EUR	200	243,124
1.00%, 02/25/19[a]	EUR	100	122,194
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26[a]	EUR	130	154,272
0.88%, 03/07/22[a]	GBP	100	135,713
Landwirtschaftliche Rentenbank
0.25%, 07/15/24[a]	EUR	200	240,487
0.38%, 01/22/24[a]	EUR	100	121,655
0.63%, 05/18/27[a]	EUR	200	239,463
1.25%, 05/20/22[a]	EUR	50	63,610
1.50%, 12/23/19[a]	GBP	50	69,597

Security		Principal (000s)	Value
2.60%, 03/23/27[a]	AUD	100	$71,630
2.70%, 01/20/20	AUD	50	37,986
2.70%, 09/05/22[a]	AUD	70	52,790
Linde AG
Series 10
2.00%, 04/18/23[a]	EUR	50	65,437
Linde Finance BV
0.25%, 01/18/22	EUR	100	121,475
Merck KGaA
2.63%, 12/12/74 (Call 06/12/21)[a,b,c]	EUR	25	31,658
3.38%, 12/12/74 (Call 12/12/24)[a,b,c]	EUR	200	263,107
Muenchener Hypothekenbank eG
0.63%, 10/23/26[a]	EUR	200	239,844
2.50%, 07/04/28[a]	EUR	100	139,113
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
6.63%, 05/26/42 (Call 05/26/22)[a,b,c]	GBP	100	160,288
Norddeutsche Landesbank Girozentrale
0.03%, 01/31/19[a]	EUR	50	60,587
0.25%, 10/28/26	EUR	150	173,673
NRW Bank
0.13%, 07/07/23	EUR	300	360,887
0.25%, 05/16/24[a]	EUR	150	180,075
0.38%, 11/17/26[a]	EUR	100	117,693
0.50%, 05/11/26[a]	EUR	50	59,806
1.25%, 10/22/18[a]	EUR	50	60,901
SAP SE
2.13%, 11/13/19[a]	EUR	100	125,108
Siemens Financieringsmaatschappij NV
1.75%, 03/12/21[a]	EUR	150	190,163
2.88%, 03/10/28[a]	EUR	100	141,280
UniCredit Bank AG
0.13%, 03/01/22[a]	EUR	150	182,036
Volkswagen Financial Services NV
1.75%, 04/17/20[a]	GBP	25	34,605

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Volkswagen International Finance NV
2.00%, 03/26/21[a]	EUR	100	$126,956
2.50%, (Call 03/20/22)[a,b,c,d]	EUR	25	30,885
2.70%, (Call 12/14/22)[a,b,c,d]	EUR	200	248,217
3.88%, (Call 06/14/27)[a,b,c,d]	EUR	100	125,505
4.63%, (Call 03/24/26)[a,b,c,d]	EUR	50	66,831
Series 10Y
1.88%, 03/30/27[a]	EUR	100	122,961
Series 4Y
0.50%, 03/30/21[a]	EUR	200	243,126
Volkswagen Leasing GmbH
1.13%, 04/04/24[a]	EUR	150	181,621
Vonovia Finance BV
0.75%, 01/25/22[a]	EUR	200	244,235
1.50%, 06/10/26[a]	EUR	100	120,494
1.63%, 12/15/20[a]	EUR	100	125,639
VW Credit Canada Inc.
2.80%, 08/20/18	CAD	100	78,243
3.25%, 03/29/23	CAD	250	195,156
WL BANK AG Westfaelische Landschaft Bodenkreditbank
0.50%, 07/29/22	EUR	100	122,863
0.75%, 02/02/26[a]	EUR	100	122,033

			25,197,275
HONG KONG — 0.03%
CK Hutchison Finance 16 II Ltd.
0.88%, 10/03/24[a]	EUR	100	118,819
Hutchison Whampoa Finance 14 Ltd.
1.38%, 10/31/21[a]	EUR	100	124,900

			243,719
INDIA — 0.02%
Bharti Airtel International Netherlands BV
3.38%, 05/20/21[a]	EUR	100	129,028

			129,028
IRELAND — 0.05%
AIB Mortgage Bank
0.88%, 02/04/23[a]	EUR	100	124,449
Bank of Ireland
3.25%, 01/15/19[a]	EUR	100	123,720

Security		Principal (000s)	Value
ESB Finance DAC
3.49%, 01/12/24[a]	EUR	100	$138,875

			387,044
ITALY — 1.05%
A2A SpA
1.63%, 10/19/27 (Call 07/19/27)[a]	EUR	100	118,777
Aeroporti di Roma SpA
1.63%, 06/08/27 (Call 03/08/27)[a]	EUR	150	183,160
Assicurazioni Generali SpA
4.13%, 05/04/26[a]	EUR	100	135,016
7.75%, 12/12/42 (Call 12/12/22)[a,b,c]	EUR	100	152,082
Autostrade per l’Italia SpA
1.13%, 11/04/21[a]	EUR	100	124,576
1.88%, 11/04/25[a]	EUR	100	125,103
1.88%, 09/26/29 (Call 06/26/29)[a]	EUR	100	120,259
Banca Monte dei Paschi di Siena SpA
2.88%, 04/16/21[a]	EUR	100	130,197
Series 16
2.88%, 07/16/24[a]	EUR	200	269,110
Banco BPM SpA
0.75%, 03/31/22[a]	EUR	150	183,338
Credit Agricole Cariparma SpA
0.25%, 09/30/24[a]	EUR	100	117,163
1.13%, 03/21/25	EUR	300	369,174
Enel Finance International NV
1.38%, 06/01/26[a]	EUR	150	182,279
5.00%, 09/14/22[a]	EUR	300	434,292
5.63%, 08/14/24[a]	GBP	100	163,778
5.75%, 09/14/40[a]	GBP	50	93,465
Eni SpA
0.75%, 05/17/22[a]	EUR	150	184,228
1.13%, 09/19/28[a]	EUR	150	172,469
1.75%, 01/18/24[a]	EUR	100	127,466
2.63%, 11/22/21[a]	EUR	100	131,312
FCA Bank SpA/Ireland
0.25%, 10/12/20[a]	EUR	200	241,785
1.25%, 09/23/20[a]	EUR	100	123,981

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Ferrovie dello Stato Italiane SpA
1.50%, 06/27/25[a]	EUR	400	$487,373
Hera SpA
0.88%, 10/14/26[a]	EUR	100	115,431
Intesa Sanpaolo SpA
0.63%, 01/20/22[a]	EUR	100	123,058
0.63%, 03/23/23[a]	EUR	300	367,255
1.13%, 01/14/20[a]	EUR	300	369,444
1.38%, 01/18/24[a]	EUR	100	122,839
1.38%, 12/18/25[a]	EUR	100	125,861
4.38%, 10/15/19[a]	EUR	100	128,549
Italgas SpA
0.50%, 01/19/22[a]	EUR	200	242,568
Mediobanca SpA Series 4
1.38%, 11/10/25[a]	EUR	100	124,430
Snam SpA
0.88%, 10/25/26[a]	EUR	100	115,587
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22[a]	EUR	100	123,224
1.38%, 07/26/27[a]	EUR	200	239,141
UniCredit SpA
0.38%, 10/31/26[a]	EUR	200	229,171
3.25%, 01/14/21[a]	EUR	150	196,707
5.00%, 10/31/21[a]	EUR	200	283,424
Unione di Banche Italiane SpA
1.00%, 01/27/23[a]	EUR	150	185,978
1.13%, 10/04/27[a]	EUR	200	240,666

			7,703,716
JAPAN — 0.21%
American Honda Finance Corp.
1.38%, 11/10/22	EUR	100	125,873
Asahi Group Holdings Ltd.
1.15%, 09/19/25 (Call 06/19/25)[a]	EUR	200	240,212
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.88%, 03/11/22[a]	EUR	100	122,937
East Japan Railway Co.
4.50%, 01/25/36[a]	GBP	50	88,069

Security		Principal (000s)	Value
Honda Canada Finance Inc.
Series 16-4
1.82%, 12/07/21	CAD	50	$37,757
Mitsubishi UFJ Financial Group Inc.
0.87%, 09/07/24[a]	EUR	200	239,731
Nomura Europe Finance NV
1.50%, 05/12/21[a]	EUR	100	125,343
Sumitomo Mitsui Financial Group Inc.
0.93%, 10/11/24[a]	EUR	200	240,813
1.55%, 06/15/26[a]	EUR	100	123,710
Toyota Motor Credit Corp.
0.75%, 07/21/22[a]	EUR	150	184,356

			1,528,801
JERSEY — 0.02%
Heathrow Funding Ltd.
1.50%, 02/11/30[a]	EUR	150	178,292

			178,292
LIECHTENSTEIN — 0.01%
LGT Bank AG
1.88%, 02/08/23[a]	CHF	100	109,270

			109,270
LUXEMBOURG — 0.08%
JAB Holdings BV
1.25%, 05/22/24[a]	EUR	200	243,931
NORD/LB Luxembourg SA Covered Bond Bank
0.25%, 03/10/20[a]	EUR	300	364,877

			608,808
MEXICO — 0.14%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100	131,409
4.75%, 06/28/22	EUR	50	70,960
5.00%, 10/27/26	GBP	100	163,873
5.75%, 06/28/30	GBP	50	88,192
Petroleos Mexicanos
2.50%, 08/21/21[a]	EUR	150	187,827
2.75%, 04/21/27[a]	EUR	100	112,603
3.75%, 02/21/24[a]	EUR	100	127,820
3.75%, 11/16/25[a]	GBP	100	135,213

			1,017,897

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
NETHERLANDS — 1.46%
ABN AMRO Bank NV
0.63%, 05/31/22[a]	EUR	200	$244,295
0.88%, 01/14/26[a]	EUR	100	122,840
1.13%, 01/12/32[a]	EUR	200	236,672
1.38%, 01/12/37[a]	EUR	100	118,729
1.88%, 07/31/19[a]	EUR	100	124,214
2.50%, 09/05/23[a]	EUR	200	269,617
2.88%, 06/30/25 (Call 06/30/20)[a,b,c]	EUR	100	126,914
3.38%, 08/15/31[a]	CHF	200	272,733
4.13%, 03/28/22[a]	EUR	300	415,644
Achmea Bank NV
0.38%, 11/22/24[a]	EUR	300	357,233
Achmea BV
4.25%, (Call 02/04/25)[a,b,c,d]	EUR	100	125,969
Aegon Bank NV
0.25%, 05/25/23[a]	EUR	100	120,061
Aegon NV
6.13%, 12/15/31	GBP	50	93,216
Akzo Nobel NV
1.13%, 04/08/26 (Call 01/08/26)[a]	EUR	100	118,998
ASML Holding NV
1.38%, 07/07/26 (Call 04/07/26)[a]	EUR	100	122,699
Bank Nederlandse Gemeenten NV
0.20%, 11/09/24[a]	EUR	150	178,582
0.25%, 06/07/24[a]	EUR	200	239,999
0.38%, 01/14/22[a]	EUR	50	61,370
1.00%, 03/15/22[a]	GBP	200	272,724
1.00%, 01/12/26[a]	EUR	200	248,386
1.38%, 10/21/30[a]	EUR	50	62,149
1.88%, 06/06/19[a]	EUR	50	61,953
2.25%, 07/17/23[a]	EUR	80	106,988
Cooperatieve Rabobank UA
0.25%, 05/31/24[a]	EUR	200	238,827
0.50%, 12/06/22[a]	EUR	200	242,495
1.13%, 04/08/21[a]	CHF	100	104,674
1.25%, 03/23/26[a]	EUR	100	122,787
1.38%, 02/03/27[a]	EUR	50	62,088
2.25%, 03/23/22[a]	GBP	100	141,524

Security		Principal (000s)	Value
3.88%, 07/25/23[a]	EUR	100	$138,603
4.13%, 01/14/20	EUR	150	194,373
4.38%, 06/07/21[a]	EUR	150	205,091
5.38%, 08/03/60[a]	GBP	50	111,895
Series 2541
4.00%, 09/19/22	GBP	50	75,941
de Volksbank NV
0.13%, 09/28/20[a]	EUR	200	241,763
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)[a]	EUR	150	179,084
2.13%, 08/04/20[a]	EUR	100	126,588
ING Bank NV
0.70%, 04/16/20[a]	EUR	100	122,656
0.75%, 02/22/21[a]	EUR	100	123,131
3.38%, 01/10/22[a]	EUR	100	135,719
4.00%, 01/17/20[a]	EUR	200	259,570
ING Groep NV
1.13%, 02/14/25[a]	EUR	300	360,811
1.63%, 09/26/29 (Call 09/26/24)[a,b,c]	EUR	200	239,509
Koninklijke KPN NV
3.75%, 09/21/20[a]	EUR	150	197,113
5.63%, 09/30/24[a]	EUR	50	77,719
5.75%, 09/17/29[a]	GBP	100	171,341
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
0.13%, 06/01/23[a]	EUR	100	120,407
Nederlandse Gasunie NV
0.00%, 11/18/19 (Call 10/18/19)[a,e]	EUR	100	121,158
Nederlandse Waterschapsbank NV
0.50%, 01/19/23[a]	EUR	100	122,863
0.50%, 04/29/30[a]	EUR	100	112,347
1.00%, 03/01/28[a]	EUR	100	122,102
1.25%, 06/07/32[a]	EUR	100	120,559
1.63%, 01/29/48[a]	EUR	100	121,269
NN Group NV
1.00%, 03/18/22[a]	EUR	100	123,529
4.63%, 04/08/44 (Call 04/08/24)[a,b,c]	EUR	100	135,922

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Shell International Finance BV
0.75%, 08/15/28[a]	EUR	150	$172,547
0.88%, 08/21/28[a]	CHF	75	77,354
1.25%, 03/15/22[a]	EUR	100	125,525
1.88%, 09/15/25[a]	EUR	100	129,747
TenneT Holding BV
0.75%, 06/26/25 (Call 03/26/25)[a]	EUR	100	119,266
1.00%, 06/13/26 (Call 03/13/26)[a]	EUR	400	482,313
Unibail-Rodamco SE
2.13%, (Call 10/25/23)[a,b,c,d]	EUR	300	362,878
Unilever NV
1.00%, 02/14/27[a]	EUR	100	119,107
1.63%, 02/12/33[a]	EUR	100	120,285

			10,784,465
NEW ZEALAND — 0.11%
ANZ New Zealand Int’l Ltd./London
0.13%, 09/22/23[a]	EUR	100	118,354
ASB Finance Ltd./London
0.63%, 10/18/24[a]	EUR	200	240,874
BNZ International Funding Ltd./London
0.13%, 06/17/21[a]	EUR	150	181,386
Westpac Securities NZ Ltd./London
0.13%, 06/16/21[a]	EUR	100	120,998
0.38%, 02/05/24[a]	CHF	150	151,944

			813,556
NORWAY — 0.37%
DNB Bank ASA
1.13%, 03/01/23	EUR	200	248,877
4.38%, 02/24/21[a]	EUR	100	135,393
DNB Boligkreditt AS
0.05%, 01/11/22[a]	EUR	300	361,626
0.38%, 01/14/21[a]	EUR	100	122,356
0.38%, 11/20/24[a]	EUR	100	119,116
1.88%, 06/18/19[a]	EUR	100	123,840
Eika Boligkreditt AS
1.50%, 03/12/21[a]	EUR	100	126,152
SpareBank 1 Boligkreditt AS
0.05%, 01/25/22[a]	EUR	200	240,901

Security		Principal (000s)	Value
0.50%, 01/30/25	EUR	200	$239,615
1.50%, 01/20/20[a]	EUR	100	124,487
SpareBank 1 SR-Bank ASA
0.38%, 02/10/22[a]	EUR	100	120,323
Statoil ASA
1.25%, 02/17/27 (Call 11/17/26)[a]	EUR	100	122,317
2.88%, 09/10/25[a]	EUR	100	138,266
5.63%, 03/11/21[a]	EUR	280	391,649
Telenor ASA
2.63%, 12/06/24[a]	EUR	100	135,405

			2,750,323
POLAND — 0.02%
Powszechna Kasa Oszczednosci Bank Polski SA
0.75%, 07/25/21[a]	EUR	150	183,135

			183,135
PORTUGAL — 0.04%
Caixa Geral de Depositos SA
1.00%, 01/27/22[a]	EUR	100	123,539
EDP Finance BV
1.13%, 02/12/24[a]	EUR	100	121,709
4.13%, 06/29/20[a]	EUR	50	65,692

			310,940
QATAR — 0.04%
CBQ Finance Ltd.
0.70%, 03/22/21[a]	CHF	300	302,888

			302,888
RUSSIA — 0.02%
Gazprom OAO Via Gaz Capital SA
4.36%, 03/21/25[a]	EUR	100	134,178

			134,178
SINGAPORE — 0.03%
DBS Bank Ltd.
0.38%, 11/21/24[a]	EUR	200	237,085

			237,085
SPAIN — 1.24%
Abertis Infraestructuras SA
1.00%, 02/27/27[a]	EUR	100	113,873
Adif — Alta Velocidad
1.88%, 09/22/22[a]	EUR	100	128,545

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
AyT Cedulas Cajas Global
Series 10
4.25%, 10/25/23	EUR	100	$144,972
AyT Cedulas Cajas VIII FTA
Series VIII
4.25%, 11/18/19	EUR	300	387,672
AyT Cedulas Cajas X Fondo de Titulizacion de Activos
Series X
3.75%, 06/30/25	EUR	100	145,843
Banco Bilbao Vizcaya Argentaria SA
0.63%, 05/17/21[a]	EUR	200	246,753
0.63%, 01/17/22[a]	EUR	100	122,201
0.63%, 03/18/23	EUR	200	245,603
Banco de Sabadell SA
0.13%, 10/20/23[a]	EUR	100	118,611
0.63%, 11/03/20[a]	EUR	200	245,922
Banco Popular Espanol SA
0.75%, 09/29/20[a]	EUR	200	246,659
2.13%, 10/08/19[a]	EUR	100	124,900
Banco Santander SA
0.75%, 09/09/22[a]	EUR	100	123,799
0.75%, 06/12/23[a]	CHF	200	204,592
1.13%, 11/27/24[a]	EUR	100	125,562
1.38%, 02/09/22[a]	EUR	100	124,356
2.00%, 11/27/34[a]	EUR	100	129,717
2.50%, 03/18/25[a]	EUR	300	377,429
Bankia SA
1.00%, 03/14/23[a]	EUR	200	248,725
1.00%, 09/25/25[a]	EUR	100	121,803
4.00%, 02/03/25	EUR	100	146,111
Bankinter SA
0.88%, 08/03/22[a]	EUR	100	123,837
CaixaBank SA
0.63%, 11/12/20[a]	EUR	200	245,948
0.75%, 04/18/23[a]	EUR	100	120,100
1.00%, 01/17/28	EUR	400	478,283
1.13%, 01/12/23[a]	EUR	200	242,413
1.25%, 01/11/27[a]	EUR	100	123,260
Series 29
3.63%, 01/18/21	EUR	100	132,812

Security		Principal (000s)	Value
Cedulas TDA 6 Fond de Titulizacion de Activos
3.88%, 05/23/25	EUR	100	$147,095
Criteria Caixa SAU
1.50%, 05/10/23[a]	EUR	100	122,292
Deutsche Bank SA Espanola
0.63%, 12/15/21[a]	EUR	100	122,967
1.13%, 01/20/23[a]	EUR	100	124,731
Enagas Financiaciones SAU
1.00%, 03/25/23[a]	EUR	100	123,403
FCC Aqualia SA
2.63%, 06/08/27 (Call 03/08/27)[a]	EUR	150	185,150
Gas Natural Capital Markets SA
6.00%, 01/27/20[a]	EUR	100	133,454
Gas Natural Fenosa Finance BV
1.25%, 04/19/26 (Call 01/19/26)[a]	EUR	100	119,498
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)[a]	EUR	100	122,369
1.62%, 11/29/29[a]	EUR	200	241,778
4.13%, 03/23/20	EUR	50	65,167
Iberdrola International BV
1.13%, 01/27/23[a]	EUR	100	124,184
Inmobiliaria Colonial Socimi SA
2.00%, 04/17/26 (Call 01/17/26)[a]	EUR	300	363,458
Mapfre SA
4.38%, 03/31/47 (Call 03/31/27)[a,b,c]	EUR	100	134,412
Merlin Properties SOCIMI SA
1.88%, 11/02/26 (Call 08/02/26)[a]	EUR	100	120,878
Programa Cedulas TDA Fondo de Titulizacion de Activos
Series A4
4.13%, 04/10/21	EUR	100	135,456
Series A6
4.25%, 04/10/31	EUR	100	156,792

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Repsol International Finance BV
4.88%, 02/19/19[a]	EUR	100	$125,706
Santander Consumer Finance SA
1.00%, 05/26/21[a]	EUR	100	123,740
Telefonica Emisiones SAU
1.46%, 04/13/26[a]	EUR	100	121,347
1.48%, 09/14/21[a]	EUR	100	125,925
1.53%, 01/17/25[a]	EUR	100	124,092
1.72%, 01/12/28[a]	EUR	100	120,978
2.32%, 10/17/28[a]	EUR	100	126,828
4.69%, 11/11/19[a]	EUR	100	129,645
5.29%, 12/09/22[a]	GBP	150	237,739

			9,119,385
SWEDEN — 1.07%
Atlas Copco AB
0.63%, 08/30/26 (Call 05/30/26)[a]	EUR	100	116,795
Danske Hypotek AB
Series 2112
1.00%, 12/15/21[a]	SEK	2,000	234,398
Essity AB
0.63%, 03/28/22 (Call 12/28/21)[a]	EUR	100	121,695
Lansforsakringar Hypotek AB
0.25%, 04/12/23[a]	EUR	100	120,229
Series 516
1.25%, 09/20/23[a]	SEK	2,500	292,008
Nordea Bank AB
4.00%, 07/11/19[a]	EUR	100	126,889
4.00%, 03/29/21[a]	EUR	150	199,924
Nordea Hypotek AB
Series 5531
1.00%, 04/08/22	SEK	7,500	877,705
Nordea Mortgage Bank PLC
1.38%, 02/28/33[a]	EUR	100	121,322
Securitas AB
1.25%, 03/15/22[a]	EUR	200	249,169
Skandinaviska Enskilda Banken AB
0.15%, 02/11/21[a]	EUR	100	121,606
0.25%, 06/20/24[a]	EUR	250	297,365

Security		Principal (000s)	Value
0.30%, 02/17/22[a]	EUR	150	$181,252
1.25%, 08/05/22[a]	GBP	100	135,645
1.88%, 11/14/19[a]	EUR	100	124,673
3.00%, 06/19/19	SEK	2,000	237,763
Stadshypotek AB
0.38%, 02/21/24[a]	EUR	150	180,266
1.50%, 12/15/21[a]	SEK	2,000	238,630
1.63%, 10/30/20[a]	EUR	100	126,164
Series 1581
3.00%, 12/19/18	SEK	1,000	116,925
Series 1587
1.50%, 06/01/23[a]	SEK	2,000	237,177
Svenska Handelsbanken AB
2.25%, 08/27/20[a]	EUR	300	381,706
Sveriges Sakerstallda Obligationer AB
0.38%, 10/05/20[a]	EUR	100	122,330
0.88%, 03/29/27[a]	EUR	100	120,831
1.00%, 03/17/21	SEK	1,000	117,525
Swedbank AB
1.25%, 12/29/21[a]	GBP	200	272,586
Swedbank Hypotek AB
0.13%, 07/18/22[a]	EUR	150	180,751
0.38%, 03/11/22[a]	EUR	100	121,940
Series 180
5.70%, 05/12/20	SEK	1,000	128,218
Series 187
3.75%, 09/19/18	SEK	2,000	232,504
Series 189
1.00%, 12/16/20[a]	SEK	2,000	234,965
Series 191
1.00%, 06/15/22[a]	SEK	4,000	467,364
Telia Co. AB
3.00%, 04/04/78 (Call 04/04/23)[a,b,c]	EUR	100	126,106
4.00%, 03/22/22[a]	EUR	100	138,218
TeliaSonera AB
4.75%, 11/16/21	EUR	50	70,221
Vattenfall AB
6.25%, 03/17/21[a]	EUR	490	696,041

			7,868,906

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value

SWITZERLAND — 0.67%
ABB Finance BV
0.75%, 05/16/24 (Call 02/16/24)[a]	EUR	200	$243,075
Cloverie PLC for Zurich Insurance Co. Ltd.
7.50%, 07/24/39 (Call 07/24/19)[b,c]	EUR	50	65,639
Credit Suisse AG/Guernsey
1.75%, 01/15/21[a]	EUR	200	253,374
Credit Suisse AG/London
1.38%, 11/29/19[a]	EUR	200	247,355
4.75%, 08/05/19[a]	EUR	50	64,146
Credit Suisse Group AG
2.13%, 09/12/25 (Call 09/12/24)[a,b,c]	GBP	100	134,395
Credit Suisse Group Funding Guernsey Ltd.
1.00%, 04/14/23[a]	CHF	100	103,618
1.25%, 04/14/22[a]	EUR	300	370,546
Demeter Investments BV for Zurich Insurance Co. Ltd.
3.50%, 10/01/46 (Call 10/01/26)[a,b,c]	EUR	100	130,912
ELM BV for Swiss Life Insurance & Pension Group
4.50%, (Call 05/19/27)[a,b,c,d]	EUR	100	133,495
Glencore Canada Financial Corp.
7.38%, 05/27/20[a]	GBP	50	76,785
Glencore Finance Europe Ltd.
2.63%, 12/03/18[a]	CHF	150	154,075
Glencore Finance Europe SA
3.75%, 04/01/26 (Call 01/01/26)[a]	EUR	100	137,322
Holcim Finance Luxembourg SA
1.38%, 05/26/23 (Call 02/26/23)[a]	EUR	100	123,983
LafargeHolcim Ltd.
3.00%, 11/22/22[a]	CHF	100	112,537
Nestle Finance International Ltd.
0.75%, 11/08/21[a]	EUR	100	123,567
Nestle Holdings Inc.
0.25%, 10/04/27[a]	CHF	900	890,535
Novartis Finance SA

Security		Principal (000s)	Value
0.63%, 09/20/28[a]	EUR	100	$114,073
1.38%, 08/14/30 (Call 05/14/30)[a]	EUR	100	120,706
Richemont International Holding SA
1.50%, 03/26/30 (Call 12/26/29)[a]	EUR	250	305,777
Roche Kapitalmarkt AG
0.10%, 09/23/24 (Call 06/23/24)[a]	CHF	200	201,115
Swiss Re ReAssure Ltd.
1.38%, 05/27/23[a]	EUR	150	186,757
UBS AG/London
0.13%, 11/05/21 (Call 10/05/21)[a]	EUR	200	240,137
1.25%, 09/03/21[a]	EUR	100	124,837
UBS Group Funding Switzerland AG
1.50%, 11/30/24 (Call 11/30/23)[a]	EUR	200	246,352

			4,905,113
UNITED KINGDOM — 2.98%
AA Bond Co. Ltd.
2.88%, 07/31/43 (Call 10/31/21)[a]	GBP	100	135,991
Affordable Housing Finance PLC
3.80%, 05/20/42[a]	GBP	100	178,557
Anglian Water Services Financing PLC
4.50%, 02/22/26[a]	GBP	100	152,022
Anglo American Capital PLC
1.63%, 09/18/25[a]	EUR	200	242,377
Annington Funding PLC
3.18%, 07/12/29 (Call 04/12/29)[a]	GBP	100	137,824
Aspire Defence Finance PLC
Series B
4.67%, 03/31/40	GBP	139	233,411
AstraZeneca PLC
0.25%, 05/12/21 (Call 02/12/21)[a]	EUR	200	242,220
Aviva PLC
3.88%, 07/03/44 (Call 07/03/24)[a,b,c]	EUR	100	131,995
5.90%, (Call 07/27/20)[b,c,d]	GBP	25	36,384

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
6.88%, 05/20/58 (Call 05/20/38)[b,c]	GBP	50	$89,295
Bank of Scotland PLC
4.50%, 07/13/21[a]	EUR	200	276,018
4.88%, 12/20/24	GBP	125	205,361
Barclays Bank PLC
4.25%, 01/12/22[a]	GBP	100	152,113
10.00%, 05/21/21[a]	GBP	100	167,428
Barclays PLC
1.38%, 01/24/26 (Call 01/24/25)[a,b,c]	EUR	200	235,302
1.88%, 03/23/21[a]	EUR	100	125,784
3.13%, 01/17/24[a]	GBP	100	139,775
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)[a]	EUR	100	119,880
2.25%, 01/16/30 (Call 10/16/29)[a]	EUR	200	242,928
6.00%, 11/24/34[a]	GBP	50	93,575
7.25%, 03/12/24	GBP	50	86,962
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)[a]	EUR	100	125,113
5.13%, 12/01/25[a]	GBP	150	251,435
BP Capital Markets PLC
1.12%, 01/25/24 (Call 10/25/23)[a]	EUR	100	123,159
1.95%, 03/03/25[a]	EUR	150	192,765
4.15%, 06/01/20[a]	EUR	150	196,948
British Telecommunications PLC
1.13%, 03/10/23[a]	EUR	100	123,000
1.75%, 03/10/26[a]	EUR	100	122,747
3.13%, 11/21/31 (Call 08/21/31)[a]	GBP	100	136,333
Broadgate Financing PLC
5.10%, 04/05/35[a]	GBP	118	189,092
Cadent Finance PLC
2.13%, 09/22/28[a]	GBP	100	130,365
Centrica PLC
7.00%, 09/19/33[a]	GBP	150	301,718
Chancellor Masters and Scholars of the University of Oxford (The)
2.54%, 12/08/17[a]	GBP	100	137,966

Security		Principal (000s)	Value
Channel Link Enterprises Finance PLC
Series A5
3.04%, 06/30/50 (Call 06/20/29)[a,b,c]	GBP	150	$204,175
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)[a]	EUR	200	247,195
Compass Group International BV
0.63%, 07/03/24 (Call 04/03/24)[a]	EUR	100	119,147
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)[a]	EUR	100	132,918
DS Smith PLC
Series EMT7
1.38%, 07/26/24 (Call 04/26/24)[a]	EUR	200	240,864
Eastern Power Networks PLC
5.75%, 03/08/24[a]	GBP	50	82,049
Eversholt Funding PLC
3.53%, 08/07/42[a]	GBP	100	135,972
FCE Bank PLC
1.88%, 06/24/21[a]	EUR	100	126,433
2.73%, 06/03/22[a]	GBP	100	141,305
G4S International Finance PLC
1.50%, 06/02/24 (Call 03/02/24)[a]	EUR	100	121,539
Gatwick Funding Ltd.
6.13%, 03/02/26[a]	GBP	100	171,966
GlaxoSmithKline Capital PLC
0.00%, 09/12/20 (Call 08/12/20)[a,e]	EUR	200	241,442
1.00%, 09/12/26 (Call 06/12/26)[a]	EUR	100	118,841
5.25%, 12/19/33	GBP	100	180,898
6.38%, 03/09/39	GBP	50	105,489
Great Rolling Stock Co. Ltd. (The)
6.88%, 07/27/35[a]	GBP	80	140,223
Hammerson PLC
7.25%, 04/21/28	GBP	25	46,964

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
HBOS PLC
4.50%, 03/18/30 (Call 03/18/25)[b,c]	EUR	100	$140,112
Heathrow Funding Ltd.
5.23%, 02/15/23[a]	GBP	50	79,577
6.45%, 12/10/31[a]	GBP	100	191,384
HSBC Bank PLC
5.38%, 08/22/33[a]	GBP	50	85,787
6.50%, 07/07/23[a]	GBP	50	82,439
HSBC Holdings PLC
0.88%, 09/06/24[a]	EUR	150	179,965
2.26%, 11/13/26 (Call 11/13/25)[a,b,c]	GBP	200	268,721
3.13%, 06/07/28	EUR	200	266,790
3.20%, 12/05/23	CAD	50	38,887
6.50%, 05/20/24[a]	GBP	50	84,890
6.75%, 09/11/28[a]	GBP	150	268,046
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)[a]	EUR	100	120,830
5.00%, 12/02/19[a]	EUR	100	130,437
8.13%, 03/15/24[a]	GBP	50	89,851
Land Securities Capital Markets PLC
2.63%, 09/22/37[a]	GBP	100	134,575
Leeds Building Society
4.88%, 11/16/20[a]	GBP	100	150,679
Legal & General Finance PLC
5.88%, 04/05/33[a]	GBP	25	46,248
Legal & General Group PLC
5.38%, 10/27/45 (Call 10/27/25)[a,b,c]	GBP	100	152,356
Lloyds Bank PLC
0.38%, 01/18/21[a]	EUR	100	122,208
0.50%, 07/22/20[a]	EUR	200	245,238
1.38%, 04/16/21[a]	EUR	200	251,467
6.50%, 03/24/20[a]	EUR	50	67,538
7.50%, 04/15/24[a]	GBP	100	179,535
7.63%, 04/22/25[a]	GBP	100	179,401
Lloyds Banking Group PLC
0.75%, 11/09/21[a]	EUR	100	122,565
4.00%, 03/07/25	AUD	250	188,052
London & Quadrant Housing Trust
5.50%, 01/27/40[a]	GBP	50	94,318

Security		Principal (000s)	Value
Manchester Airport Group Funding PLC
4.13%, 04/02/24[a]	GBP	100	$152,887
Marks & Spencer PLC
3.00%, 12/08/23[a]	GBP	100	140,379
Martlet Homes Ltd.
3.00%, 05/09/52	GBP	100	131,230
Motability Operations Group PLC
2.38%, 03/14/32[a]	GBP	100	133,048
Nationwide Building Society
0.13%, 01/25/21[a]	EUR	200	242,814
0.75%, 06/25/19[a]	EUR	100	122,330
1.13%, 06/03/22[a]	EUR	100	124,509
2.00%, 07/25/29 (Call 07/25/24)[a,b,c]	EUR	150	181,866
2.25%, 06/25/29[a]	EUR	150	201,790
3.25%, 01/20/28[a]	GBP	100	145,983
Natwest Markets PLC
0.63%, 03/02/22[a]	EUR	500	601,925
5.50%, 03/23/20[a]	EUR	50	66,613
Network Rail Infrastructure Finance PLC
4.63%, 07/21/20[a]	GBP	200	297,623
4.75%, 01/22/24[a]	GBP	50	81,606
4.75%, 11/29/35	GBP	50	97,202
NGG Finance PLC
4.25%, 06/18/76 (Call 06/18/20)[a,b,c]	EUR	100	129,949
Northumbrian Water Finance PLC
1.63%, 10/11/26[a]	GBP	100	128,543
Notting Hill Housing Trust
3.75%, 12/20/32[a]	GBP	100	149,361
Orbit Capital PLC
3.50%, 03/24/45[a]	GBP	100	145,492
Places for People Homes Ltd.
3.63%, 11/22/28[a]	GBP	100	138,943
Prudential PLC
6.13%, 12/19/31[a]	GBP	150	260,916
RELX Capital Inc.
1.30%, 05/12/25 (Call 02/12/25)	EUR	250	304,877
RL Finance Bonds No. 2 PLC
6.13%, 11/30/43 (Call 11/30/23)[a,b,c]	GBP	100	155,665

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Royal Bank of Scotland Group PLC
2.50%, 03/22/23[a]	EUR	100	$128,701
Royal Bank of Scotland PLC (The)
0.50%, 05/15/24[a]	EUR	150	180,536
Santander UK Group Holdings PLC
1.13%, 09/08/23[a]	EUR	100	121,498
Santander UK PLC
0.25%, 08/09/21[a]	EUR	100	121,558
1.13%, 03/10/25[a]	EUR	200	242,742
1.63%, 11/26/20[a]	EUR	200	252,245
5.25%, 02/16/29[a]	GBP	150	267,507
Scottish Widows Ltd.
5.50%, 06/16/23[a]	GBP	100	153,362
Segro PLC
2.38%, 10/11/29[a]	GBP	100	133,821
Severn Trent Utilities Finance PLC
3.63%, 01/16/26[a]	GBP	100	148,342
Sky PLC
1.50%, 09/15/21[a]	EUR	100	125,500
2.25%, 11/17/25[a]	EUR	200	258,920
Smiths Group PLC
2.00%, 02/23/27 (Call 11/23/26)[a]	EUR	100	123,821
South Eastern Power Networks PLC
5.63%, 09/30/30	GBP	100	177,219
Southern Electric Power Co. Ltd.
5.50%, 06/07/32[a]	GBP	50	89,568
Southern Gas Networks PLC
Series A7
4.88%, 03/21/29[a]	GBP	50	83,009
Southern Water Services Finance Ltd.
6.19%, 03/31/29[a]	GBP	25	46,258
SSE PLC
3.88%, (Call 09/10/20)[a,b,c,d]	GBP	100	142,228
Standard Chartered PLC
3.63%, 11/23/22[a]	EUR	100	132,866
4.00%, 10/21/25 (Call 10/21/20)[a,b,c]	EUR	100	129,873
4.38%, 01/18/38[a]	GBP	100	150,572
Standard Life Aberdeen PLC
6.75%, (Call 07/12/27)a,b,cd	GBP	25	43,449

Security		Principal (000s)	Value
Student Finance PLC
2.67%, 09/30/24[a]	GBP	100	$137,068
Thames Water Utilities Cayman Finance Ltd.
2.63%, 01/24/32[a]	GBP	100	131,001
2.88%, 05/03/27[a]	GBP	100	133,100
5.75%, 09/13/30 (Call 09/13/22)[b,c]	GBP	50	77,368
THFC Funding No. 2 PLC
6.35%, 07/08/41	GBP	50	102,010
United Utilities Water Ltd.
4.25%, 01/24/20[a]	EUR	150	194,724
Vodafone Group PLC
0.38%, 12/03/24[a]	CHF	100	99,503
0.50%, 01/30/24[a]	EUR	100	117,569
1.13%, 11/20/25[a]	EUR	200	236,394
1.25%, 08/25/21[a]	EUR	100	124,701
1.88%, 11/20/29[a]	EUR	200	236,116
5.63%, 12/04/25	GBP	50	83,449
5.90%, 11/26/32[a]	GBP	50	89,796
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)[a]	EUR	100	122,246
Western Power Distribution South West PLC
2.38%, 05/16/29[a]	GBP	100	132,993
Western Power Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)[a]	GBP	100	150,949
WPP Finance SA
2.25%, 09/22/26[a]	EUR	100	125,586
Yorkshire Building Society
1.25%, 03/17/22[a]	EUR	100	123,688
Yorkshire Water Services Bradford Finance Ltd.
3.63%, 08/01/29	GBP	100	151,915

			21,934,481

UNITED STATES — 2.49%
3M Co.
0.38%, 02/15/22 (Call 11/15/21)	EUR	100	121,739
AbbVie Inc.
0.38%, 11/18/19 (Call 10/18/19)	EUR	100	121,562

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
American International Group Inc.
1.88%, 06/21/27	EUR	150	$180,933
Amgen Inc.
0.41%, 03/08/23[a]	CHF	100	101,835
Apple Inc.
0.75%, 02/25/30[a]	CHF	150	152,038
3.05%, 07/31/29	GBP	100	149,090
3.35%, 01/10/24[a]	AUD	150	114,333
Series MPLE
2.51%, 08/19/24 (Call 06/19/24)	CAD	200	151,767
AT&T Inc.
1.30%, 09/05/23 (Call 06/05/23)	EUR	100	123,508
1.45%, 06/01/22 (Call 03/01/22)	EUR	100	125,214
3.15%, 09/04/36 (Call 06/04/36)	EUR	100	122,635
3.55%, 12/17/32 (Call 09/17/32)	EUR	100	134,007
4.38%, 09/14/29	GBP	100	154,099
5.50%, 03/15/27[a]	GBP	150	250,472
7.00%, 04/30/40	GBP	50	102,872
Series MPLE
2.85%, 05/25/24 (Call 03/25/24)	CAD	200	150,733
Bank of America Corp.
2.30%, 07/25/25[a]	GBP	100	137,173
2.38%, 06/19/24[a]	EUR	100	130,350
2.50%, 07/27/20[a]	EUR	150	191,152
6.13%, 09/15/21[a]	GBP	100	157,584
Series MPLE
3.41%, 09/20/25 (Call 09/20/24)[b,c]	CAD	200	155,390
Berkshire Hathaway Inc.
0.75%, 03/16/23 (Call 12/16/22)	EUR	200	243,863
1.13%, 03/16/27 (Call 12/16/26)	EUR	100	119,266
Booking Holdings Inc.
2.15%, 11/25/22 (Call 08/25/22)	EUR	100	128,917
Celanese U.S. Holdings LLC
1.13%, 09/26/23 (Call 06/26/23)	EUR	150	181,386

Security		Principal (000s)	Value
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)[a]	EUR	100	$119,714
1.38%, 10/27/21[a]	EUR	200	250,462
1.50%, 10/26/28 (Call 07/26/28)[a]	EUR	150	178,347
5.15%, 05/21/26[a]	GBP	100	164,118
Coca-Cola Co. (The)
0.25%, 12/22/22[a]	CHF	50	51,015
0.75%, 03/09/23 (Call 12/09/22)	EUR	150	183,921
1.63%, 03/09/35 (Call 12/09/34)	EUR	100	120,578
Coca-Cola European Partners PLC
1.88%, 03/18/30 (Call 12/18/29)[a]	EUR	100	124,170
DH Europe Finance SA
2.50%, 07/08/25 (Call 04/08/25)	EUR	100	132,636
Digital Stout Holding LLC
4.25%, 01/17/25 (Call 10/19/24)[a]	GBP	200	301,411
Ecolab Inc.
1.00%, 01/15/24 (Call 10/15/23)	EUR	100	122,112
Eli Lilly & Co.
1.63%, 06/02/26 (Call 03/02/26)	EUR	100	126,535
Fidelity National Information Services Inc.
1.10%, 07/15/24 (Call 04/15/24)	EUR	200	239,690
Ford Credit Canada Co.
3.35%, 09/19/22	CAD	200	155,285
GE Capital European Funding Un Ltd. Co.
2.63%, 03/15/23[a]	EUR	300	395,534
GE Capital European Funding Unlimited Co.
5.38%, 01/23/20	EUR	150	198,001
GE Capital UK Funding
6.25%, 05/05/38	GBP	50	97,337

104	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	200	$235,998
1.25%, 05/26/23 (Call 02/26/23)	EUR	100	123,547
1.50%, 05/17/29 (Call 02/17/29)	EUR	100	117,541
2.13%, 05/17/37 (Call 02/17/37)	EUR	100	113,159
Goldman Sachs Group Inc. (The)
0.50%, 12/04/24[a]	CHF	250	249,929
1.63%, 07/27/26[a]	EUR	100	121,296
2.00%, 07/27/23[a]	EUR	100	127,343
2.00%, 03/22/28[a]	EUR	300	367,715
2.63%, 08/19/20[a]	EUR	100	127,856
2.88%, 06/03/26[a]	EUR	50	66,304
5.50%, 10/12/21	GBP	100	153,353
HCN Canadian Holdings-1 LP
3.35%, 11/25/20	CAD	100	79,048
Honeywell International Inc.
0.65%, 02/21/20	EUR	100	122,307
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	902,280
0.95%, 05/23/25	EUR	200	241,531
1.13%, 09/06/24	EUR	100	123,141
2.75%, 12/21/20	GBP	100	143,145
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	100	121,362
JPMorgan Chase & Co.
0.50%, 12/04/23[a]	CHF	50	50,996
0.63%, 01/25/24 (Call 11/25/23)[a]	EUR	100	118,881
1.50%, 10/26/22[a]	EUR	300	377,582
1.50%, 01/27/25[a]	EUR	150	185,860
2.63%, 04/23/21[a]	EUR	200	259,019
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)[a]	EUR	100	123,378
MasterCard Inc.
1.10%, 12/01/22 (Call 09/01/22)	EUR	100	124,024

Security		Principal (000s)	Value
McDonald’s Corp.
0.17%, 10/04/24[a]	CHF	100	$99,640
0.63%, 01/29/24[a]	EUR	200	238,675
5.88%, 04/23/32	GBP	25	46,101
McKesson Corp.
1.50%, 11/17/25 (Call 08/17/25)	EUR	150	183,370
Merck & Co. Inc.
0.50%, 11/02/24 (Call 08/02/24)	EUR	100	118,968
Metropolitan Life Global Funding I
0.88%, 01/20/22[a]	EUR	150	184,293
2.63%, 12/05/22[a]	GBP	150	216,154
Microsoft Corp.
2.13%, 12/06/21 (Call 09/06/21)	EUR	100	129,218
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)[a]	CHF	50	51,210
Morgan Stanley
1.00%, 12/02/22	EUR	150	184,048
1.34%, 10/23/26 (Call 10/23/25)[b,c]	EUR	200	238,644
1.75%, 03/11/24	EUR	100	125,313
2.38%, 03/31/21	EUR	50	64,170
5.38%, 08/10/20	EUR	50	67,701
Mylan NV
2.25%, 11/22/24 (Call 09/22/24)[a]	EUR	100	124,675
Oracle Corp.
3.13%, 07/10/25	EUR	100	140,616
PepsiCo Inc.
2.15%, 05/06/24 (Call 03/06/24)	CAD	200	148,862
Pfizer Inc.
0.25%, 03/06/22 (Call 02/06/22)	EUR	150	181,208
6.50%, 06/03/38[a]	GBP	50	107,985
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100	126,151
2.88%, 03/03/26	EUR	100	134,102
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	200	238,238
2.00%, 08/16/22[a]	EUR	100	129,507

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Prologis LP
1.38%, 05/13/21 (Call 02/13/21)	EUR	100	$124,970
Southern Power Co.
Series 2016
1.00%, 06/20/22	EUR	100	122,685
Thermo Fisher Scientific Inc.
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	241,623
1.45%, 03/16/27 (Call 12/16/26)	EUR	100	120,198
Time Warner Cable LLC
5.75%, 06/02/31	GBP	50	79,297
Toyota Motor Credit Corp.
0.63%, 11/21/24[a]	EUR	200	239,059
1.00%, 03/09/21[a]	EUR	50	62,030
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	100	126,712
5.13%, 02/12/50[a]	GBP	50	103,367
Verizon Communications Inc.
1.00%, 11/30/27[a]	CHF	200	199,343
1.38%, 11/02/28	EUR	100	115,945
3.38%, 10/27/36	GBP	100	137,351
4.05%, 02/17/25	AUD	200	151,755
Wal-Mart Stores Inc.
4.88%, 09/21/29	EUR	50	82,516
Walgreens Boots Alliance Inc.
2.13%, 11/20/26 (Call 08/20/26)	EUR	100	124,380
Walmart Inc.
5.63%, 03/27/34	GBP	50	96,730
5.75%, 12/19/30	GBP	25	47,052
Wells Fargo & Co.
1.00%, 02/02/27[a]	EUR	100	115,794
1.38%, 06/30/22[a]	GBP	250	337,099
1.38%, 10/26/26[a]	EUR	200	240,248
1.50%, 05/24/27[a]	EUR	150	180,587
2.25%, 09/03/20[a]	EUR	100	126,921
3.50%, 09/12/29[a]	GBP	100	148,978
3.87%, 05/21/25	CAD	25	19,554
Series MPLE
2.09%, 04/25/22	CAD	200	150,806

Security		Principal (000s)	Value
Welltower Inc.
4.80%, 11/20/28 (Call 08/20/28)	GBP	100	$157,678

			18,370,906

TOTAL CORPORATE BONDS & NOTES
(Cost: $161,800,349)			169,020,615

FOREIGN GOVERNMENT OBLIGATIONS — 75.46%

AUSTRALIA — 2.44%
Australia Government Bond
1.75%, 11/21/20[a]	AUD	1,100	822,779
2.00%, 12/21/21[a]	AUD	550	411,576
2.25%, 05/21/28[a]	AUD	500	360,924
2.25%, 05/21/28[a]	AUD	400	288,739
2.75%, 10/21/19[a]	AUD	1,750	1,335,188
2.75%, 04/21/24[a]	AUD	800	611,211
2.75%, 11/21/27[a]	AUD	700	528,812
2.75%, 11/21/28[a]	AUD	1,030	776,290
2.75%, 06/21/35[a]	AUD	320	232,308
3.00%, 03/21/47[a]	AUD	430	307,587
3.25%, 04/21/25[a]	AUD	600	471,370
3.25%, 04/21/29[a]	AUD	1,480	1,167,573
3.25%, 06/21/39[a]	AUD	180	138,200
3.75%, 04/21/37[a]	AUD	320	264,680
4.25%, 04/21/26[a]	AUD	1,700	1,428,367
4.50%, 04/21/33[a]	AUD	360	323,375
4.75%, 04/21/27[a]	AUD	250	219,052
5.50%, 04/21/23[a]	AUD	600	517,934
5.75%, 05/15/21[a]	AUD	2,050	1,709,119
5.75%, 07/15/22[a]	AUD	700	601,065
Australian Capital Territory
2.50%, 05/21/26[a]	AUD	60	43,427
New South Wales Treasury Corp.
3.00%, 05/20/27[a]	AUD	100	75,017
3.00%, 03/20/28	AUD	240	178,834
3.00%, 04/20/29[a]	AUD	100	73,727
4.00%, 04/20/23	AUD	500	401,969
5.00%, 08/20/24	AUD	150	127,786
6.00%, 05/01/20	AUD	50	40,607
6.00%, 03/01/22	AUD	300	256,010
Northern Territory Treasury Corp.
2.50%, 11/21/22	AUD	300	224,045

106	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
Queensland Treasury Corp.
2.75%, 08/20/27[f]	AUD	470	$342,188
3.00%, 03/22/24[f]	AUD	150	114,313
3.25%, 07/21/28[f]	AUD	200	150,935
4.00%, 06/21/19[f]	AUD	200	154,300
4.25%, 07/21/23[f]	AUD	150	121,638
4.75%, 07/21/25[f]	AUD	680	573,071
5.75%, 07/22/24[a]	AUD	400	351,956
6.00%, 07/21/22[a]	AUD	170	146,018
6.25%, 02/21/20[a]	AUD	50	40,471
South Australian Government Financing Authority
1.50%, 09/22/22[a]	AUD	100	72,032
3.00%, 09/20/27[a]	AUD	100	74,119
5.00%, 05/20/21	AUD	80	65,066
Tasmanian Public Finance Corp.
4.00%, 06/11/24[a]	AUD	40	31,876
Treasury Corp. of Victoria
1.75%, 07/27/21[a]	AUD	200	148,052
3.00%, 10/20/28[a]	AUD	200	148,825
5.50%, 11/15/18	AUD	50	38,448
5.50%, 12/17/24	AUD	490	430,854
6.00%, 10/17/22	AUD	80	69,292
Western Australian Treasury Corp.
2.50%, 07/22/20[a]	AUD	150	113,838
2.50%, 07/23/24	AUD	100	73,664
2.75%, 10/20/22	AUD	800	606,845
3.00%, 10/21/26	AUD	150	111,789
3.00%, 10/21/27	AUD	40	29,543
5.00%, 07/23/25[a]	AUD	50	42,685

			17,989,389
AUSTRIA — 1.30%
KAF Karntner Ausgleichszahlungs-Fonds
0.00%, 01/14/32[a,e]	EUR	150	151,550
Republic of Austria Government Bond
0.00%, 07/15/23[e,f]	EUR	500	601,466
0.25%, 10/18/19[f]	EUR	400	488,881
0.50%, 04/20/27[f]	EUR	620	739,668
0.75%, 02/20/28[f]	EUR	400	483,652
1.20%, 10/20/25[f]	EUR	290	370,325
1.50%, 02/20/47[f]	EUR	130	158,420
1.50%, 11/02/86[f]	EUR	170	182,891
1.65%, 10/21/24[f]	EUR	650	854,674
1.95%, 06/18/19[f]	EUR	400	496,952

Security		Principal (000s)	Value
2.40%, 05/23/34[f]	EUR	300	$430,269
3.15%, 06/20/44[f]	EUR	220	370,233
3.40%, 11/22/22[f]	EUR	763	1,068,136
3.65%, 04/20/22[f]	EUR	350	486,905
3.80%, 01/26/62[f]	EUR	135	276,208
3.90%, 07/15/20[f]	EUR	539	714,127
4.15%, 03/15/37[f]	EUR	290	526,747
4.15%, 03/15/37[f]	EUR	210	381,438
4.85%, 03/15/26[f]	EUR	250	405,762
6.25%, 07/15/27	EUR	200	363,839

			9,552,143
BELGIUM — 2.09%
Kingdom of Belgium Government Bond
0.20%, 10/22/23[f]	EUR	360	436,291
0.80%, 06/22/27[f]	EUR	400	487,876
0.80%, 06/22/28[f]	EUR	314	378,874
1.00%, 06/22/26[f]	EUR	1,010	1,263,052
1.00%, 06/22/31[f]	EUR	440	529,332
1.25%, 04/22/33[a]	EUR	160	195,266
1.45%, 06/22/37[f]	EUR	160	196,668
1.60%, 06/22/47[f]	EUR	395	478,203
1.90%, 06/22/38[f]	EUR	220	290,279
2.15%, 06/22/66[f]	EUR	90	119,353
2.25%, 06/22/23[a]	EUR	550	739,686
2.25%, 06/22/57[f]	EUR	140	192,331
2.60%, 06/22/24[f]	EUR	300	414,350
3.00%, 09/28/19[a]	EUR	180	228,241
3.00%, 06/22/34[f]	EUR	290	442,531
3.75%, 09/28/20[f]	EUR	850	1,130,960
3.75%, 06/22/45[a]	EUR	255	460,269
4.00%, 03/28/32[a]	EUR	400	669,797
4.25%, 09/28/21[f]	EUR	1,500	2,093,350
4.25%, 09/28/22[a]	EUR	500	720,310
4.25%, 03/28/41[f]	EUR	600	1,128,881
4.50%, 03/28/26[f]	EUR	850	1,349,356
5.00%, 03/28/35[f]	EUR	510	977,511
5.50%, 03/28/28	EUR	275	484,972

			15,407,739
BULGARIA — 0.09%
Bulgaria Government International Bond
2.95%, 09/03/24[a]	EUR	400	547,155
3.00%, 03/21/28[a]	EUR	100	135,080

			682,235

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
CANADA — 4.36%
Canada Housing Trust
2.00%, 12/15/19[f]	CAD	100	$78,122
2.35%, 12/15/18[f]	CAD	50	39,197
Canada Housing Trust No. 1
1.15%, 12/15/21[f]	CAD	200	150,017
1.20%, 06/15/20[f]	CAD	100	76,709
1.25%, 06/15/21[f]	CAD	880	667,117
1.50%, 12/15/21[f]	CAD	200	151,886
1.75%, 06/15/22[f]	CAD	250	190,579
1.90%, 09/15/26[f]	CAD	160	117,928
1.95%, 06/15/19[f]	CAD	300	234,510
1.95%, 12/15/25[f]	CAD	210	156,428
2.25%, 12/15/25[f]	CAD	100	76,099
2.35%, 06/15/23[f]	CAD	600	466,104
2.35%, 06/15/27[f]	CAD	200	151,961
2.35%, 03/15/28[f]	CAD	350	264,956
2.55%, 03/15/25[f]	CAD	120	93,518
2.65%, 03/15/28[f]	CAD	200	155,437
2.90%, 06/15/24[f]	CAD	350	278,826
Canadian Government Bond
0.75%, 03/01/21	CAD	2,500	1,884,219
1.00%, 09/01/22	CAD	730	543,803
1.25%, 11/01/19	CAD	1,000	773,759
1.50%, 03/01/20	CAD	2,300	1,782,229
1.75%, 03/01/19	CAD	1,740	1,358,990
1.75%, 03/01/23	CAD	400	306,829
2.00%, 12/01/51	CAD	150	106,421
2.25%, 06/01/25	CAD	500	390,319
2.75%, 12/01/48	CAD	630	529,147
2.75%, 12/01/64	CAD	330	285,453
3.50%, 06/01/20	CAD	1,800	1,449,646
3.50%, 12/01/45	CAD	200	190,415
3.75%, 06/01/19	CAD	700	558,072
4.00%, 06/01/41	CAD	1,045	1,044,095
5.00%, 06/01/37	CAD	450	490,954
5.75%, 06/01/33	CAD	740	825,092
City of Montreal Canada
3.15%, 12/01/36	CAD	50	37,718
3.50%, 09/01/23	CAD	60	48,475
City of Toronto Canada
2.40%, 06/07/27	CAD	100	73,672
2.95%, 04/28/35	CAD	50	36,941

Security		Principal (000s)	Value
Financement-Quebec
2.45%, 12/01/19	CAD	200	$157,162
Labrador-Island Link Funding Trust
3.76%, 06/01/33[f]	CAD	300	253,632
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD	300	229,638
4.88%, 06/03/19	CAD	130	104,669
Province of Alberta Canada
1.60%, 09/01/22	CAD	250	187,909
2.20%, 06/01/26	CAD	100	74,132
2.35%, 06/01/25	CAD	50	37,880
2.55%, 12/15/22	CAD	200	156,234
2.55%, 06/01/27	CAD	150	113,223
3.05%, 12/01/48	CAD	200	150,705
3.30%, 12/01/46	CAD	190	149,978
3.45%, 12/01/43	CAD	25	20,226
3.90%, 12/01/33	CAD	200	169,955
Province of British Columbia Canada
2.55%, 06/18/27	CAD	100	76,173
2.80%, 06/18/48	CAD	150	110,632
2.85%, 06/18/25	CAD	50	39,384
3.20%, 06/18/44	CAD	300	238,622
3.25%, 12/18/21	CAD	650	523,139
4.95%, 06/18/40	CAD	170	172,008
5.00%, 06/18/31	CAD	120	113,997
6.35%, 06/18/31	CAD	40	42,605
Province of Manitoba Canada
0.75%, 12/15/21[a]	GBP	100	134,735
1.15%, 11/21/19	CAD	150	115,554
2.45%, 06/02/25	CAD	50	38,043
2.60%, 06/02/27	CAD	200	151,034
2.85%, 09/05/46	CAD	40	28,644
3.40%, 09/05/48	CAD	280	223,131
4.10%, 03/05/41	CAD	100	88,032
4.15%, 06/03/20	CAD	50	40,630
4.60%, 03/05/38	CAD	70	65,100
Province of New Brunswick Canada
2.35%, 08/14/27	CAD	150	110,377
2.60%, 08/14/26	CAD	200	151,644

108	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
2.85%, 06/02/23	CAD	50	$39,373
3.55%, 06/03/43	CAD	110	88,595
4.50%, 06/02/20	CAD	40	32,712
4.55%, 03/26/37	CAD	60	54,743
Province of Newfoundland and Labrador Canada
3.00%, 06/02/26	CAD	130	101,366
3.30%, 10/17/46	CAD	100	76,450
3.70%, 10/17/48	CAD	20	16,500
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD	110	79,985
3.50%, 06/02/62	CAD	30	24,880
4.40%, 06/01/42	CAD	20	18,615
4.70%, 06/01/41	CAD	100	96,530
Province of Ontario Canada
0.38%, 06/14/24[a]	EUR	200	239,361
1.35%, 03/08/22	CAD	1,090	816,546
1.95%, 01/27/23	CAD	150	114,121
2.40%, 06/02/26	CAD	200	150,660
2.60%, 06/02/25	CAD	250	192,597
2.60%, 06/02/27	CAD	1,700	1,290,459
2.80%, 06/02/48	CAD	540	390,563
2.85%, 06/02/23	CAD	50	39,481
2.90%, 12/02/46	CAD	230	169,758
2.90%, 06/02/49	CAD	300	221,545
3.00%, 09/28/20	EUR	50	65,156
3.45%, 06/02/45	CAD	190	155,203
3.50%, 06/02/24	CAD	470	382,845
3.50%, 06/02/43	CAD	400	328,837
4.00%, 06/02/21	CAD	200	163,849
4.20%, 06/02/20	CAD	50	40,670
4.60%, 06/02/39	CAD	200	189,822
4.65%, 06/02/41	CAD	700	676,684
4.70%, 06/02/37	CAD	240	228,305
5.60%, 06/02/35	CAD	250	258,111
5.85%, 03/08/33	CAD	60	61,979
6.20%, 06/02/31	CAD	80	83,409
6.50%, 03/08/29	CAD	50	51,444
Province of Quebec Canada
0.88%, 01/15/25[a]	EUR	100	122,984
0.88%, 05/04/27[a]	EUR	750	903,177
1.65%, 03/03/22	CAD	400	304,052

Security		Principal (000s)	Value
2.45%, 03/01/23	CAD	300	$233,789
2.50%, 09/01/26	CAD	300	227,988
2.75%, 09/01/25	CAD	250	194,660
2.75%, 09/01/27	CAD	500	385,167
3.00%, 09/01/23	CAD	50	39,796
3.50%, 12/01/45	CAD	380	315,137
3.50%, 12/01/48	CAD	170	141,879
3.75%, 09/01/24	CAD	100	82,775
4.25%, 12/01/21	CAD	200	166,066
4.25%, 12/01/43	CAD	210	195,118
4.50%, 12/01/20	CAD	50	41,276
5.00%, 12/01/38	CAD	420	419,161
5.00%, 12/01/41	CAD	350	356,416
5.75%, 12/01/36	CAD	50	53,368
6.25%, 06/01/32	CAD	110	116,840
Province of Saskatchewan Canada
2.65%, 06/02/27	CAD	250	190,230
2.75%, 12/02/46	CAD	160	113,428
3.20%, 06/03/24	CAD	20	16,031
3.40%, 02/03/42	CAD	100	80,100
4.75%, 06/01/40	CAD	100	96,531
Regional Municipality of York
2.60%, 12/15/25	CAD	50	37,988

			32,109,581
CHILE — 0.02%
Chile Government International Bond
1.75%, 01/20/26	EUR	100	125,920

			125,920
CHINA — 0.04%
China Development Bank
0.38%, 11/16/21[a]	EUR	150	180,140
Export-Import Bank of China (The)
0.25%, 03/14/20[a]	EUR	100	120,883

			301,023
COLOMBIA — 0.02%
Colombia Government International Bond
3.88%, 03/22/26 (Call 12/22/25)	EUR	100	138,641

			138,641

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
CZECH REPUBLIC — 0.30%
Czech Republic Government Bond
0.45%, 10/25/23[a]	CZK	3,500	$159,085
0.95%, 05/15/30[a]	CZK	1,500	63,176
1.50%, 10/29/19[a]	CZK	3,000	143,852
2.50%, 08/25/28[a]	CZK	7,000	355,125
3.63%, 04/14/21[a]	EUR	50	67,033
3.75%, 09/12/20[a]	CZK	10,000	506,641
3.85%, 09/29/21[a]	CZK	2,600	135,722
4.20%, 12/04/36[a]	CZK	2,200	132,912
4.70%, 09/12/22[a]	CZK	2,000	109,655
5.70%, 05/25/24[a]	CZK	4,750	284,716
Czech Republic International
3.88%, 05/24/22[a]	EUR	200	278,560

			2,236,477
DENMARK — 0.53%
Denmark Government Bond
0.50%, 11/15/27	DKK	2,050	330,336
1.50%, 11/15/23	DKK	2,650	464,393
1.75%, 11/15/25	DKK	3,100	556,936
3.00%, 11/15/21	DKK	1,600	289,983
4.00%, 11/15/19	DKK	4,750	825,508
4.50%, 11/15/39	DKK	4,400	1,188,981
7.00%, 11/10/24	DKK	500	117,390
Kommunekredit
0.75%, 05/18/27[a]	EUR	120	143,943

			3,917,470
FINLAND — 0.52%
Finland Government Bond
0.00%, 04/15/22[e,f]	EUR	200	242,991
0.38%, 09/15/20[f]	EUR	700	862,105
0.50%, 04/15/26[f]	EUR	280	338,820
0.50%, 09/15/27[f]	EUR	300	357,153
0.88%, 09/15/25[f]	EUR	230	287,448
1.13%, 04/15/34[f]	EUR	200	242,679
1.38%, 04/15/47[f]	EUR	50	61,074
1.50%, 04/15/23[f]	EUR	600	777,563
1.63%, 09/15/22[f]	EUR	50	64,970
2.63%, 07/04/42[f]	EUR	150	235,603
3.38%, 04/15/20[f]	EUR	50	65,017
Finnvera OYJ
1.13%, 05/17/32[a]	EUR	100	120,262

Security		Principal (000s)	Value
Municipality Finance PLC
0.75%, 09/07/27[a]	EUR	150	$181,616

			3,837,301
FRANCE — 8.90%
Agence Francaise de Developpement
0.25%, 07/21/26[a]	EUR	200	231,607
0.50%, 10/25/22[a]	EUR	200	245,190
1.38%, 07/05/32[a]	EUR	100	121,489
3.63%, 04/21/20[a]	EUR	50	65,095
Agence France Locale
0.50%, 06/20/24[a]	EUR	100	120,921
Bpifrance Financement SA
0.13%, 11/25/20[a]	EUR	100	121,779
0.25%, 02/14/23[a]	EUR	300	362,975
0.75%, 10/25/21[a]	EUR	100	124,135
0.75%, 11/25/24[a]	EUR	100	122,824
1.00%, 05/25/27[a]	EUR	100	122,345
Caisse d’Amortissement de la Dette Sociale
0.05%, 11/25/20[a]	EUR	700	852,607
0.13%, 11/25/22[a]	EUR	400	485,227
1.13%, 05/25/19[a]	EUR	100	122,774
1.38%, 11/25/24[a]	EUR	250	322,221
2.50%, 10/25/22	EUR	50	67,141
4.00%, 12/15/25[a]	EUR	300	457,798
Caisse de Refinancement de l’Habitat SA
2.38%, 03/05/24[a]	CHF	150	171,896
2.50%, 03/29/21[a]	CHF	500	546,516
3.50%, 06/22/20	EUR	150	195,919
3.90%, 01/18/21	EUR	150	201,410
4.00%, 06/17/22	EUR	150	210,640
4.30%, 02/24/23	EUR	300	433,549
Caisse des Depots et Consignations
0.20%, 03/01/22[a]	EUR	100	122,196
4.13%, 02/20/19	EUR	50	62,619
Caisse Francaise de Financement Local
0.38%, 05/11/24[a]	EUR	100	120,050
0.63%, 04/13/26[a]	EUR	200	239,050
0.75%, 01/11/27[a]	EUR	100	119,789
1.00%, 04/25/28[a]	EUR	500	602,018

110	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
3.50%, 09/24/20[a]	EUR	200	$263,020
5.38%, 07/08/24[a]	EUR	100	156,675
Caisse Francaise de Financement Local SADIR
0.20%, 04/27/23[a]	EUR	100	120,220
City of Paris France
1.38%, 11/20/34[a]	EUR	100	120,681
French Republic Government Bond OAT
0.00%, 02/25/20[a,e]	EUR	2,000	2,438,750
0.00%, 05/25/22[a,e]	EUR	500	607,060
0.00%, 03/25/23 [a,e]	EUR	610	735,246
0.25%, 11/25/20[a]	EUR	1,500	1,843,126
0.25%, 11/25/26[a]	EUR	540	634,701
0.50%, 11/25/19[a]	EUR	2,000	2,455,907
0.50%, 05/25/25[a]	EUR	500	609,996
0.50%, 05/25/26[a]	EUR	460	555,360
0.75%, 05/25/28[a]	EUR	1,200	1,445,098
1.00%, 05/25/19[a]	EUR	2,000	2,456,390
1.00%, 11/25/25[a]	EUR	800	1,007,136
1.00%, 05/25/27[a]	EUR	2,700	3,362,025
1.25%, 05/25/36[f]	EUR	1,020	1,225,265
1.50%, 05/25/31[a]	EUR	1,360	1,738,388
1.75%, 05/25/23[a]	EUR	900	1,181,209
1.75%, 11/25/24[a]	EUR	1,050	1,389,292
1.75%, 06/25/39[f]	EUR	300	386,669
1.75%, 05/25/66[f]	EUR	295	352,313
2.00%, 05/25/48[f]	EUR	650	854,501
2.25%, 10/25/22[a]	EUR	550	733,645
2.25%, 05/25/24[a]	EUR	1,120	1,519,571
2.50%, 10/25/20[a]	EUR	3,300	4,278,910
2.50%, 05/25/30[a]	EUR	550	782,799
3.00%, 04/25/22[a]	EUR	3,230	4,396,968
3.25%, 10/25/21[a]	EUR	500	678,102
3.25%, 05/25/45[a]	EUR	659	1,096,850
3.50%, 04/25/20[a]	EUR	800	1,043,430
3.50%, 04/25/26[a]	EUR	1,050	1,571,947
3.75%, 04/25/21[a]	EUR	130	176,363
3.75%, 04/25/21[a]	EUR	500	678,319
4.00%, 10/25/38[a]	EUR	1,026	1,838,246
4.00%, 04/25/55[a]	EUR	440	868,488
4.00%, 04/25/60[a]	EUR	490	992,926
4.25%, 04/25/19[a]	EUR	400	506,115

Security		Principal (000s)	Value
4.25%, 10/25/23[a]	EUR	1,000	$1,482,871
4.50%, 04/25/41[a]	EUR	1,210	2,354,366
4.75%, 04/25/35[a]	EUR	734	1,377,388
5.50%, 04/25/29[a]	EUR	950	1,712,559
5.75%, 10/25/32[a]	EUR	1,200	2,368,878
5.75%, 10/25/32[a]	EUR	300	592,219
6.00%, 10/25/25[a]	EUR	150	256,857
Region of Ile de France
0.50%, 06/14/25[a]	EUR	100	120,468
SFIL SA
0.10%, 10/18/22[a]	EUR	100	120,559
UNEDIC ASSEO
0.13%, 11/25/24	EUR	200	236,851
0.30%, 11/04/21[a]	EUR	100	122,589
0.63%, 02/17/25[a]	EUR	100	122,608
0.63%, 03/03/26[a]	EUR	100	121,604
0.88%, 10/25/22[a]	EUR	300	375,816
1.50%, 04/20/32[a]	EUR	100	126,456

			65,565,576
GERMANY — 7.67%
Bundesobligation
0.00%, 04/17/20[a,e]	EUR	2,150	2,626,982
0.00%, 04/09/21[a,e]	EUR	1,100	1,346,190
0.00%, 10/07/22[a,e]	EUR	700	851,829
0.25%, 10/16/20[a]	EUR	2,300	2,831,518
0.50%, 04/12/19[a]	EUR	3,500	4,274,960
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26[a,e]	EUR	100	117,174
0.25%, 02/15/27[a]	EUR	700	832,960
0.50%, 02/15/25[a]	EUR	1,200	1,480,518
0.50%, 02/15/26[a]	EUR	620	760,148
1.00%, 08/15/24[a]	EUR	450	573,538
1.00%, 08/15/25[a]	EUR	150	191,156
1.25%, 08/15/48[a]	EUR	400	485,464
1.50%, 09/04/22[a]	EUR	500	648,815
1.50%, 02/15/23[a]	EUR	500	651,177
1.50%, 05/15/23[a]	EUR	2,120	2,764,065
1.50%, 05/15/24[a]	EUR	1,500	1,965,982
1.75%, 07/04/22[a]	EUR	1,010	1,321,662
1.75%, 02/15/24[a]	EUR	1,400	1,856,990
2.00%, 01/04/22[a]	EUR	1,360	1,783,098
2.25%, 09/04/20[a]	EUR	1,000	1,287,493

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
2.25%, 09/04/21[a]	EUR	970	$1,275,144
2.50%, 01/04/21[a]	EUR	1,350	1,762,484
2.50%, 07/04/44[a]	EUR	460	722,581
2.50%, 08/15/46[a]	EUR	580	920,323
3.00%, 07/04/20[a]	EUR	900	1,171,847
3.25%, 01/04/20[a]	EUR	1,300	1,673,867
3.25%, 07/04/21[a]	EUR	500	674,671
3.25%, 07/04/42[a]	EUR	750	1,317,741
3.50%, 07/04/19[a]	EUR	970	1,229,356
4.00%, 01/04/37[a]	EUR	562	1,029,281
4.25%, 07/04/39[a]	EUR	710	1,381,959
4.75%, 07/04/28[a]	EUR	1,100	1,882,077
4.75%, 07/04/34[a]	EUR	905	1,729,168
4.75%, 07/04/40[a]	EUR	630	1,318,521
5.50%, 01/04/31[a]	EUR	970	1,853,491
6.25%, 01/04/30[a]	EUR	250	493,429
Erste Abwicklungsanstalt
0.00%, 12/07/18[a,e]	EUR	100	121,139
0.00%, 02/25/21[a,e]	EUR	100	121,448
FMS Wertmanagement
0.13%, 04/16/20[a]	EUR	100	122,033
1.88%, 05/09/19[a]	EUR	100	123,724
FMS Wertmanagement AoeR
0.00%, 10/20/20[a,e]	EUR	200	243,476
0.05%, 07/06/21[a]	EUR	300	365,030
1.25%, 03/08/19[a]	GBP	100	138,297
Free and Hanseatic City of Hamburg
0.50%, 04/27/26[a]	EUR	150	179,751
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20	EUR	175	214,456
0.25%, 03/18/24	EUR	100	120,389
0.63%, 10/25/27[a]	EUR	100	119,236
HSH Finanzfonds AoeR
0.13%, 09/20/24	EUR	100	117,599
Land Hessen
0.38%, 07/04/22[a]	EUR	50	61,376
Land Niedersachsen
0.40%, 07/10/20	EUR	50	61,447
0.75%, 02/15/28[a]	EUR	300	360,231
Land Thueringen
0.20%, 10/26/26[a]	EUR	60	69,713

Security		Principal (000s)	Value
0.50%, 03/02/27[a]	EUR	100	$118,599
State of Baden-Wurttemberg
0.63%, 01/27/26[a]	EUR	100	121,407
State of Berlin
0.63%, 03/20/26[a]	EUR	100	121,126
0.75%, 11/11/22[a]	EUR	50	62,292
1.50%, 08/28/20[a]	EUR	150	189,119
3.13%, 08/17/21[a]	EUR	30	40,196
State of Berlin Germany
1.38%, 06/05/37[a]	EUR	170	203,751
State of Bremen
0.00%, 06/06/19[a,e]	EUR	200	242,843
0.50%, 10/07/22[a]	EUR	100	123,137
State of Hesse
0.00%, 09/15/21[a,e]	EUR	200	242,778
0.38%, 07/06/26	EUR	200	236,773
1.75%, 01/20/23[a]	EUR	50	65,147
State of Lower Saxony
0.00%, 08/02/24[a,e]	EUR	100	118,069
0.38%, 01/09/26[a]	EUR	200	238,047
0.50%, 06/08/26[a]	EUR	150	179,570
State of North Rhine-Westphalia Germany
0.00%, 02/16/21[a,e]	EUR	150	182,553
0.00%, 12/05/22[a,e]	EUR	400	481,535
0.20%, 02/16/24[a]	EUR	160	192,224
0.50%, 02/16/27[a]	EUR	100	118,665
0.63%, 07/21/31[a]	EUR	160	179,664
0.75%, 08/16/41[a]	EUR	50	50,944
1.45%, 02/16/43[a]	EUR	100	117,149
1.55%, 06/16/48[a]	EUR	50	59,341
1.63%, 10/24/30[a]	EUR	50	63,713
1.65%, 05/16/47[a]	EUR	70	85,192
1.75%, 05/17/19[a]	EUR	200	247,330
1.75%, 10/26/57[a]	EUR	100	122,716
1.88%, 09/15/22[a]	EUR	50	65,285
State of Rhineland-Palatinate
0.75%, 01/19/26[a]	EUR	500	612,382

			56,508,551
HUNGARY — 0.16%
Hungary Government Bond
1.00%, 09/23/20	HUF	55,000	214,466
1.75%, 10/26/22	HUF	68,130	267,915

112	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
2.50%, 10/27/21	HUF	50,000	$203,427
2.75%, 12/22/26	HUF	40,000	158,073
5.50%, 06/24/25	HUF	75,000	355,509

			1,199,390
INDONESIA — 0.02%
Indonesia Government International Bond
3.75%, 06/14/28[a]	EUR	100	137,584

			137,584
IRELAND — 0.75%
Ireland Government Bond
1.00%, 05/15/26[a]	EUR	480	595,049
1.70%, 05/15/37[a]	EUR	220	273,549
2.00%, 02/18/45[a]	EUR	260	334,576
2.40%, 05/15/30[a]	EUR	600	829,301
3.40%, 03/18/24[a]	EUR	110	157,002
3.90%, 03/20/23[a]	EUR	400	572,754
4.40%, 06/18/19	EUR	300	382,551
4.50%, 04/18/20	EUR	600	795,802
5.00%, 10/18/20	EUR	225	308,139
5.00%, 10/18/20	EUR	560	766,923
5.40%, 03/13/25	EUR	300	483,134

			5,498,780
ISRAEL — 0.25%
Israel Government Bond — Fixed
1.00%, 04/30/21	ILS	860	241,986
1.25%, 11/30/22	ILS	1,000	281,209
2.00%, 03/31/27	ILS	900	253,201
3.75%, 03/31/24	ILS	1,050	333,060
5.00%, 01/31/20	ILS	100	30,063
5.50%, 01/31/22	ILS	500	163,284
5.50%, 01/31/42	ILS	550	223,088
6.00%, 02/28/19	ILS	100	29,129
6.25%, 10/30/26	ILS	350	131,820
Israel Government International Bond
1.50%, 01/18/27[a]	EUR	100	123,393

			1,810,233
ITALY — 7.78%
Cassa Depositi e Prestiti SpA
0.75%, 11/21/22[a]	EUR	200	243,015

Security		Principal (000s)	Value
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	300	$364,381
0.20%, 10/15/20	EUR	800	973,026
0.35%, 11/01/21	EUR	970	1,178,059
0.45%, 06/01/21	EUR	1,300	1,589,067
0.65%, 11/01/20	EUR	1,400	1,722,552
0.65%, 10/15/23	EUR	1,310	1,571,504
0.70%, 05/01/20	EUR	200	246,016
0.90%, 08/01/22	EUR	250	307,571
0.95%, 03/15/23	EUR	1,450	1,778,150
1.05%, 12/01/19	EUR	1,400	1,727,406
1.20%, 04/01/22	EUR	2,510	3,131,200
1.25%, 12/01/26	EUR	1,100	1,298,292
1.35%, 04/15/22	EUR	200	250,752
1.45%, 11/15/24	EUR	200	246,676
1.50%, 08/01/19	EUR	2,700	3,337,396
1.50%, 06/01/25	EUR	300	368,458
1.60%, 06/01/26	EUR	2,500	3,049,223
1.65%, 03/01/32[f]	EUR	250	284,603
1.85%, 05/15/24	EUR	480	609,199
2.00%, 12/01/25	EUR	1,300	1,641,056
2.00%, 02/01/28	EUR	1,200	1,479,039
2.05%, 08/01/27	EUR	1,000	1,245,086
2.15%, 12/15/21	EUR	150	193,628
2.20%, 06/01/27	EUR	500	631,598
2.25%, 09/01/36[f]	EUR	540	637,161
2.45%, 09/01/33[f]	EUR	1,040	1,284,611
2.50%, 05/01/19	EUR	910	1,130,829
2.50%, 12/01/24	EUR	600	787,980
2.70%, 03/01/47[f]	EUR	500	596,814
2.80%, 03/01/67[f]	EUR	290	330,427
2.95%, 09/01/38[f]	EUR	500	640,877
3.25%, 09/01/46[f]	EUR	375	496,552
3.45%, 03/01/48[f]	EUR	300	405,614
3.50%, 03/01/30[f]	EUR	770	1,071,749
3.75%, 03/01/21	EUR	850	1,135,736
3.75%, 05/01/21	EUR	470	630,340
3.75%, 08/01/21[a]	EUR	350	472,384
4.00%, 09/01/20	EUR	80	105,956
4.00%, 02/01/37[a]	EUR	656	978,486
4.25%, 09/01/19	EUR	200	256,469
4.25%, 03/01/20	EUR	500	654,053

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
4.50%, 02/01/20[a]	EUR	500	$654,518
4.50%, 05/01/23	EUR	1,030	1,477,928
4.50%, 03/01/24	EUR	1,200	1,743,200
4.50%, 03/01/26[a]	EUR	100	148,639
4.75%, 09/01/21	EUR	250	348,025
4.75%, 08/01/23[f]	EUR	100	145,938
4.75%, 09/01/28[f]	EUR	530	814,795
4.75%, 09/01/44[f]	EUR	500	825,484
5.00%, 03/01/25[f]	EUR	350	529,107
5.00%, 08/01/34[a]	EUR	1,268	2,085,293
5.00%, 08/01/39[a]	EUR	311	521,575
5.00%, 09/01/40[a]	EUR	1,184	1,983,643
5.25%, 11/01/29	EUR	100	161,657
5.50%, 11/01/22	EUR	1,200	1,769,804
5.75%, 02/01/33	EUR	640	1,111,791
6.00%, 05/01/31	EUR	600	1,044,413
6.50%, 11/01/27	EUR	500	859,163

			57,307,964
JAPAN — 12.13%
Japan Government Five Year Bond
0.10%, 06/20/19	JPY	60,000	549,812
0.10%, 09/20/19	JPY	35,000	320,877
0.10%, 03/20/20	JPY	130,000	1,192,994
0.10%, 06/20/20	JPY	300,000	2,754,791
0.10%, 09/20/20	JPY	205,000	1,883,134
0.10%, 12/20/20	JPY	140,000	1,287,079
0.10%, 03/20/21	JPY	314,500	2,892,193
0.10%, 06/20/21	JPY	320,000	2,944,702
0.10%, 06/20/22	JPY	60,000	553,020
0.20%, 03/20/19	JPY	28,000	256,664
0.20%, 06/20/19	JPY	20,000	183,479
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	26,000	202,423
0.90%, 03/20/57	JPY	5,000	46,159
1.40%, 03/20/55	JPY	33,000	354,545
1.70%, 03/20/54	JPY	20,000	232,194
1.90%, 03/20/53	JPY	35,000	424,686
2.00%, 03/20/52	JPY	28,000	346,983
2.20%, 03/20/49	JPY	34,000	433,146
2.20%, 03/20/50	JPY	20,000	256,300
2.20%, 03/20/51	JPY	49,000	630,903

Security		Principal (000s)	Value
Japan Government Ten Year Bond
0.10%, 06/20/26	JPY	200,000	$1,843,345
0.10%, 09/20/26	JPY	290,000	2,670,597
0.10%, 12/20/26	JPY	80,000	736,285
0.10%, 03/20/27	JPY	45,000	414,029
0.10%, 09/20/27	JPY	55,000	505,734
0.10%, 12/20/27	JPY	35,000	321,581
0.30%, 12/20/24	JPY	110,000	1,028,134
0.40%, 03/20/25	JPY	100,000	941,412
0.40%, 06/20/25	JPY	35,000	329,741
0.40%, 09/20/25	JPY	57,500	542,253
0.50%, 09/20/24	JPY	135,000	1,276,939
0.50%, 12/20/24	JPY	50,000	473,406
0.60%, 03/20/23	JPY	200,000	1,890,171
0.60%, 12/20/23	JPY	329,000	3,120,907
0.60%, 03/20/24	JPY	210,000	1,994,467
0.60%, 06/20/24	JPY	70,000	665,520
0.70%, 12/20/22	JPY	110,000	1,042,771
0.80%, 09/20/22	JPY	70,000	665,091
0.80%, 12/20/22	JPY	70,000	666,569
0.80%, 06/20/23	JPY	90,000	860,291
0.80%, 09/20/23	JPY	90,000	861,705
0.90%, 03/20/22	JPY	160,000	1,519,945
0.90%, 06/20/22	JPY	30,000	285,618
1.00%, 09/20/21	JPY	110,000	1,043,585
1.00%, 12/20/21	JPY	115,000	1,093,921
1.00%, 03/20/22	JPY	20,000	190,706
1.20%, 12/20/20	JPY	200,000	1,891,762
1.20%, 06/20/21	JPY	20,000	190,425
1.30%, 12/20/19	JPY	20,000	187,052
1.30%, 03/20/20	JPY	150,000	1,407,786
1.40%, 03/20/20	JPY	130,000	1,222,327
1.50%, 06/20/19	JPY	32,000	297,886
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	53,000	433,048
0.50%, 09/20/46	JPY	29,000	249,918
0.60%, 12/20/46	JPY	15,000	132,600
0.80%, 03/20/46	JPY	36,000	336,049
0.80%, 03/20/47	JPY	26,000	242,149
0.80%, 06/20/47	JPY	37,000	343,954
1.40%, 12/20/45	JPY	25,000	267,980

114	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
1.50%, 12/20/44	JPY	54,500	$596,205
1.60%, 06/20/45	JPY	15,000	167,324
1.70%, 03/20/44	JPY	10,000	113,556
1.70%, 06/20/44	JPY	45,000	511,287
1.70%, 09/20/44	JPY	19,000	216,158
1.80%, 03/20/43	JPY	30,000	346,240
1.80%, 09/20/43	JPY	20,000	230,869
1.90%, 09/20/42	JPY	34,000	398,766
2.00%, 09/20/40	JPY	90,000	1,062,308
2.00%, 09/20/41	JPY	28,000	332,420
2.20%, 09/20/39	JPY	40,000	484,672
2.20%, 03/20/41	JPY	62,000	758,142
2.30%, 03/20/35	JPY	29,000	347,677
2.30%, 06/20/35	JPY	15,000	180,289
2.30%, 12/20/35	JPY	60,000	722,917
2.30%, 03/20/39	JPY	34,500	422,989
2.30%, 03/20/40	JPY	49,000	604,389
2.40%, 09/20/38	JPY	12,000	148,763
2.50%, 09/20/37	JPY	49,000	612,020
2.50%, 03/20/38	JPY	5,000	62,578
Japan Government Twenty Year Bond
0.40%, 03/20/36	JPY	90,000	817,193
0.50%, 09/20/36	JPY	34,000	312,887
0.60%, 09/20/37	JPY	62,000	576,128
0.70%, 03/20/37	JPY	40,000	379,588
0.80%, 06/20/23	JPY	100,000	955,540
1.00%, 12/20/35	JPY	65,000	652,186
1.20%, 12/20/34	JPY	60,000	621,587
1.20%, 09/20/35	JPY	45,000	465,475
1.30%, 06/20/35	JPY	62,500	656,311
1.40%, 09/20/34	JPY	75,000	798,787
1.50%, 03/20/34	JPY	25,000	269,443
1.50%, 06/20/34	JPY	10,000	107,847
1.60%, 03/20/32	JPY	40,000	433,791
1.60%, 03/20/33	JPY	85,000	925,923
1.60%, 12/20/33	JPY	15,000	163,694
1.70%, 12/20/22	JPY	100,000	990,240
1.70%, 12/20/31	JPY	10,000	109,491
1.70%, 03/20/32	JPY	24,000	263,231
1.70%, 06/20/32	JPY	30,000	329,555
1.70%, 09/20/32	JPY	46,000	506,082
1.70%, 12/20/32	JPY	25,000	275,259

Security		Principal (000s)	Value
1.70%, 06/20/33	JPY	10,000	$110,388
1.70%, 09/20/33	JPY	85,000	938,795
1.80%, 06/20/31	JPY	11,000	121,342
1.80%, 09/20/31	JPY	80,000	884,171
1.80%, 12/20/31	JPY	10,000	110,721
1.80%, 12/20/32	JPY	17,600	196,178
1.90%, 12/20/28	JPY	100,000	1,089,267
1.90%, 09/20/30	JPY	45,000	498,452
1.90%, 06/20/31	JPY	30,000	334,448
2.00%, 03/20/27	JPY	35,000	375,681
2.00%, 06/20/30	JPY	20,000	223,335
Series 49
2.10%, 03/22/21	JPY	120,000	1,167,342
2.10%, 09/20/25	JPY	70,000	740,129
2.10%, 12/20/26	JPY	107,000	1,152,803
2.10%, 03/20/27	JPY	50,000	540,795
2.10%, 09/20/27	JPY	60,000	653,944
2.10%, 12/20/27	JPY	50,000	547,284
2.10%, 06/20/29	JPY	60,000	669,077
2.10%, 09/20/29	JPY	25,000	279,593
2.10%, 03/20/30	JPY	10,000	112,452
2.10%, 12/20/30	JPY	60,000	680,066
2.20%, 09/21/20	JPY	130,000	1,254,071
2.20%, 03/20/28	JPY	75,000	830,308
2.20%, 12/20/29	JPY	18,000	203,758
2.20%, 03/20/30	JPY	15,000	170,282
2.30%, 06/20/27	JPY	25,000	275,655
2.40%, 03/20/20	JPY	30,000	287,213
Japan Government Two Year Bond
0.10%, 04/15/19	JPY	100,000	915,970
0.10%, 06/15/19	JPY	80,000	733,017
0.10%, 08/15/19	JPY	160,000	1,466,619
0.10%, 02/15/20	JPY	100,000	917,798

			89,344,504
LATVIA — 0.06%
Latvia Government International Bond
1.38%, 09/23/25[a]	EUR	100	126,763
2.63%, 01/21/21[a]	EUR	250	324,081

			450,844

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
LITHUANIA — 0.03%
Lithuania Government International Bond
0.95%, 05/26/27[a]	EUR	120	$144,895
2.13%, 10/22/35[a]	EUR	60	79,303

			224,198
LUXEMBOURG — 0.04%
Luxembourg Government Bond
0.63%, 02/01/27[a]	EUR	70	84,574
2.13%, 07/10/23[a]	EUR	100	133,770
2.25%, 03/19/28[a]	EUR	50	69,068

			287,412
MALAYSIA — 0.64%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,200	547,928
3.66%, 10/15/20	MYR	600	152,724
3.80%, 08/17/23	MYR	2,500	631,872
3.89%, 07/31/20	MYR	1,000	255,790
3.90%, 11/30/26	MYR	1,900	474,189
3.90%, 11/16/27	MYR	800	200,176
4.06%, 09/30/24	MYR	2,000	510,381
4.25%, 05/31/35	MYR	800	189,914
4.38%, 11/29/19	MYR	600	154,682
4.50%, 04/15/30	MYR	850	215,749
4.76%, 04/07/37	MYR	800	203,312
4.94%, 09/30/43	MYR	450	116,733
Malaysia Government Investment Issue
3.23%, 04/15/20	MYR	2,500	630,235
3.99%, 10/15/25	MYR	150	37,694
4.58%, 08/30/33	MYR	1,600	400,255

			4,721,634
MEXICO — 0.82%
Mexican Bonos
5.75%, 03/05/26	MXN	8,000	383,739
6.50%, 06/10/21	MXN	33,500	1,741,961
6.50%, 06/09/22	MXN	3,000	154,863
7.50%, 06/03/27	MXN	4,000	213,222
7.75%, 05/29/31	MXN	11,000	593,598
7.75%, 11/13/42	MXN	5,000	269,415
8.00%, 06/11/20	MXN	16,000	864,216
8.00%, 12/07/23	MXN	8,000	438,344
8.50%, 12/13/18	MXN	5,000	267,738

Security		Principal (000s)	Value
8.50%, 05/31/29	MXN	2,000	$114,293
8.50%, 11/18/38	MXN	5,500	318,843
10.00%, 12/05/24	MXN	4,000	242,454
Mexico Government International Bond
1.38%, 01/15/25	EUR	250	299,029
3.00%, 03/06/45	EUR	100	117,497

			6,019,212
NETHERLANDS — 1.83%
Netherlands Government Bond
0.00%, 01/15/22[e,f]	EUR	300	365,755
0.00%, 01/15/24[e,f]	EUR	1,040	1,247,078
0.25%, 01/15/20	EUR	600	735,627
0.50%, 07/15/26[f]	EUR	500	606,081
0.75%, 07/15/27[f]	EUR	1,170	1,434,868
1.75%, 07/15/23[f]	EUR	710	935,334
2.25%, 07/15/22[f]	EUR	1,300	1,731,605
2.50%, 01/15/33[f]	EUR	500	734,887
2.75%, 01/15/47[f]	EUR	240	397,676
3.25%, 07/15/21[f]	EUR	1,020	1,376,463
3.50%, 07/15/20[f]	EUR	1,100	1,448,485
3.75%, 01/15/42[f]	EUR	520	972,426
4.00%, 07/15/19[f]	EUR	500	638,020
4.00%, 01/15/37[f]	EUR	455	829,846

			13,454,151
NEW ZEALAND — 0.24%
New Zealand Government Bond
2.75%, 04/15/25[a]	NZD	200	141,896
2.75%, 04/15/37[a]	NZD	110	70,537
3.00%, 04/15/20	NZD	300	213,940
3.50%, 04/14/33[a]	NZD	330	240,238
4.50%, 04/15/27[a]	NZD	100	79,682
5.00%, 03/15/19[a]	NZD	200	144,771
5.50%, 04/15/23[a]	NZD	520	419,764
6.00%, 05/15/21[a]	NZD	600	471,475

			1,782,303
NORWAY — 0.40%
Kommunalbanken AS
0.88%, 05/24/27[a]	EUR	100	120,745
4.25%, 07/16/25	AUD	150	121,159
Norway Government Bond
1.50%, 02/19/26[f]	NOK	1,700	207,951

116	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
1.75%, 03/13/25[f]	NOK	550	$68,909
1.75%, 02/17/27[f]	NOK	1,540	190,657
2.00%, 05/24/23[f]	NOK	3,000	383,816
3.00%, 03/14/24[f]	NOK	4,517	608,172
3.75%, 05/25/21[f]	NOK	5,700	766,726
4.50%, 05/22/19[f]	NOK	3,790	491,421

			2,959,556
PERU — 0.02%
Peruvian Government International Bond
2.75%, 01/30/26	EUR	100	132,600

			132,600
POLAND — 0.66%
Bank Gospodarstwa Krajowego
1.63%, 04/30/28[a]	EUR	100	120,633
Republic of Poland Government International Bond
0.88%, 10/14/21[a]	EUR	940	1,165,792
0.88%, 05/10/27[a]	EUR	100	118,118
1.38%, 10/22/27[a]	EUR	310	380,726
1.50%, 09/09/25[a]	EUR	100	125,732
1.50%, 01/19/26[a]	EUR	170	213,096
1.63%, 01/15/19[a]	EUR	300	367,168
2.38%, 01/18/36[a]	EUR	150	193,902
3.00%, 01/15/24[a]	EUR	400	548,378
3.38%, 07/09/24[a]	EUR	720	1,009,219
4.00%, 03/23/21	EUR	200	269,805
4.50%, 01/18/22[a]	EUR	160	224,986
5.25%, 01/20/25	EUR	100	155,651

			4,893,206
PORTUGAL — 0.67%
Portugal Obrigacoes do Tesouro OT
2.13%, 10/17/28[f]	EUR	250	315,219
3.85%, 04/15/21[f]	EUR	600	808,988
4.10%, 04/15/37[f]	EUR	400	609,155
4.10%, 02/15/45[f]	EUR	150	230,838
4.13%, 04/14/27[f]	EUR	800	1,179,125
4.95%, 10/25/23[f]	EUR	1,200	1,791,610

			4,934,935

Security		Principal (000s)	Value
ROMANIA — 0.10%
Romanian Government International Bond
2.75%, 10/29/25[a]	EUR	60	$78,563
2.88%, 05/26/28[a]	EUR	150	188,729
3.38%, 02/08/38[a]	EUR	100	118,706
3.63%, 04/24/24[a]	EUR	50	69,018
4.88%, 11/07/19[a]	EUR	200	259,782

			714,798
RUSSIA — 0.24%
Russian Federal Bond — OFZ
6.70%, 05/15/19	RUB	10,000	159,120
7.00%, 08/16/23	RUB	2,000	32,132
7.05%, 01/19/28	RUB	11,455	180,755
7.10%, 10/16/24	RUB	15,000	239,960
7.40%, 12/07/22	RUB	20,000	325,192
7.60%, 04/14/21	RUB	15,000	244,921
7.70%, 03/23/33	RUB	10,000	163,190
7.75%, 09/16/26	RUB	15,000	247,200
8.50%, 09/17/31	RUB	11,500	201,611

			1,794,081
SINGAPORE — 0.47%
Singapore Government Bond
1.25%, 10/01/21	SGD	150	110,155
1.75%, 04/01/22	SGD	500	372,316
2.25%, 06/01/21	SGD	400	303,659
2.25%, 08/01/36	SGD	100	69,682
2.38%, 06/01/25	SGD	150	112,782
2.50%, 06/01/19	SGD	250	190,231
2.75%, 07/01/23	SGD	450	347,683
2.75%, 04/01/42	SGD	100	73,662
2.75%, 03/01/46	SGD	230	168,528
2.88%, 09/01/30	SGD	400	307,877
3.00%, 09/01/24	SGD	250	195,538
3.25%, 09/01/20	SGD	1,350	1,049,076
3.38%, 09/01/33	SGD	50	40,553
3.50%, 03/01/27	SGD	130	105,758

			3,447,500
SLOVAKIA — 0.21%
Slovakia Government Bond
0.63%, 05/22/26	EUR	350	423,060
1.38%, 01/21/27[a]	EUR	100	127,129

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
1.63%, 01/21/31[a]	EUR	130	$163,266
1.88%, 03/09/37[a]	EUR	140	177,162
3.00%, 02/28/23[a]	EUR	150	207,856
4.00%, 04/27/20[a]	EUR	300	394,302
4.35%, 10/14/25[a]	EUR	50	78,631

			1,571,406
SLOVENIA — 0.12%
Slovenia Government Bond
1.25%, 03/22/27[a]	EUR	230	283,846
1.75%, 11/03/40[a]	EUR	80	95,443
2.13%, 07/28/25[a]	EUR	100	133,291
2.25%, 03/03/32[a]	EUR	160	214,826
3.00%, 04/08/21[a]	EUR	50	65,991
3.13%, 08/07/45[a]	EUR	80	120,725

			914,122
SOUTH KOREA — 2.57%
Korea Treasury Bond
1.25%, 12/10/19	KRW	1,000,000	925,250
1.38%, 09/10/21	KRW	1,050,000	953,326
1.50%, 12/10/26	KRW	450,000	383,272
1.50%, 09/10/36	KRW	380,000	293,852
1.75%, 12/10/18	KRW	1,000,000	937,229
1.75%, 06/10/20	KRW	1,000,000	929,655
1.75%, 12/10/20	KRW	500,000	463,096
1.88%, 03/10/22	KRW	860,000	790,040
1.88%, 06/10/26	KRW	300,000	264,712
2.00%, 03/10/20	KRW	400,000	373,993
2.00%, 09/10/20	KRW	200,000	186,499
2.00%, 03/10/21	KRW	270,000	251,116
2.00%, 09/10/22	KRW	1,250,000	1,148,561
2.00%, 03/10/46	KRW	300,000	242,354
2.13%, 06/10/27	KRW	800,000	714,867
2.13%, 03/10/47	KRW	930,000	771,339
2.25%, 06/10/25	KRW	1,050,000	959,794
2.25%, 12/10/25	KRW	330,000	300,701
2.38%, 12/10/27	KRW	1,700,000	1,548,458
2.63%, 09/10/35	KRW	740,000	684,841
2.75%, 09/10/19	KRW	80,000	75,704
2.75%, 12/10/44	KRW	600,000	566,877
3.00%, 03/10/23	KRW	250,000	239,176
3.00%, 09/10/24	KRW	120,000	114,885
3.00%, 12/10/42	KRW	590,000	579,626
3.13%, 03/10/19	KRW	600,000	568,205

Security		Principal (000s)	Value
3.38%, 09/10/23	KRW	600,000	$584,748
3.50%, 03/10/24	KRW	225,000	220,868
3.75%, 12/10/33	KRW	530,000	561,584
4.00%, 12/10/31	KRW	750,000	804,752
4.25%, 06/10/21	KRW	900,000	893,843
4.75%, 12/10/30	KRW	160,000	182,285
5.00%, 06/10/20	KRW	150,000	149,026
5.25%, 03/10/27	KRW	100,000	112,638
5.50%, 12/10/29	KRW	150,000	179,755

			18,956,927
SPAIN — 4.81%
Autonomous Community of Madrid Spain
0.75%, 04/30/22[a]	EUR	100	123,543
1.00%, 09/30/24[a]	EUR	50	61,477
1.19%, 05/08/22[a]	EUR	170	213,700
1.77%, 04/30/28[a]	EUR	150	187,116
1.83%, 04/30/25[a]	EUR	50	64,300
FADE — Fondo de Amortizacion del Deficit Electrico
0.03%, 06/17/20[a]	EUR	200	242,548
0.50%, 03/17/23[a]	EUR	200	243,107
0.85%, 09/17/19[a]	EUR	100	122,730
Instituto de Credito Oficial
0.25%, 04/30/22[a]	EUR	200	243,082
4.38%, 05/20/19[a]	EUR	50	63,435
Spain Government Bond
0.40%, 04/30/22	EUR	330	404,029
0.75%, 07/30/21	EUR	2,620	3,252,280
1.15%, 07/30/20	EUR	1,300	1,620,638
1.30%, 10/31/26[f]	EUR	1,660	2,046,044
1.40%, 01/31/20	EUR	1,600	1,992,214
1.45%, 10/31/27[f]	EUR	400	494,067
1.50%, 04/30/27[f]	EUR	1,300	1,619,428
1.60%, 04/30/25[f]	EUR	1,000	1,278,178
1.95%, 04/30/26[f]	EUR	600	779,100
1.95%, 07/30/30[f]	EUR	950	1,203,101
2.15%, 10/31/25[f]	EUR	690	910,596
2.35%, 07/30/33[f]	EUR	700	908,747
2.70%, 10/31/48[f]	EUR	250	324,734
2.75%, 04/30/19	EUR	800	997,306
2.75%, 10/31/24[f]	EUR	670	918,354

118	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
2.90%, 10/31/46[f]	EUR	310	$423,176
3.45%, 07/30/66[f]	EUR	550	812,828
3.80%, 04/30/24[f]	EUR	700	1,007,868
4.20%, 01/31/37[f]	EUR	590	968,910
4.20%, 01/31/37[f]	EUR	150	246,333
4.30%, 10/31/19[f]	EUR	480	620,943
4.40%, 10/31/23[f]	EUR	300	440,940
4.60%, 07/30/19[f]	EUR	260	333,938
4.65%, 07/30/25[f]	EUR	400	614,466
4.70%, 07/30/41[f]	EUR	350	623,822
4.80%, 01/31/24[f]	EUR	250	376,085
4.85%, 10/31/20[f]	EUR	1,450	1,973,783
4.90%, 07/30/40[f]	EUR	700	1,269,624
5.15%, 10/31/28[f]	EUR	950	1,578,784
5.15%, 10/31/44[f]	EUR	640	1,228,428
5.40%, 01/31/23[f]	EUR	1,050	1,577,452
5.50%, 04/30/21[f]	EUR	300	423,531
5.75%, 07/30/32	EUR	250	460,744
6.00%, 01/31/29	EUR	100	177,335

			35,472,844
SUPRANATIONAL — 3.30%
African Development Bank
0.13%, 10/07/26	EUR	50	57,240
Asian Development Bank
2.60%, 01/16/20[a]	AUD	50	37,923
Council of Europe Development Bank
0.13%, 04/10/24[a]	EUR	150	179,664
0.75%, 06/09/25[a]	EUR	50	61,563
EUROFIMA
0.25%, 04/25/23[a]	EUR	150	180,568
European Financial Stability Facility
0.00%, 11/17/22[a,e]	EUR	710	857,101
0.10%, 01/19/21[a]	EUR	200	244,119
0.38%, 10/11/24[a]	EUR	350	422,921
0.40%, 02/17/25[a]	EUR	925	1,114,075
0.50%, 01/20/23[a]	EUR	100	123,333
0.75%, 05/03/27[a]	EUR	440	532,650
1.25%, 01/22/19[a]	EUR	250	305,844
1.25%, 05/24/33[a]	EUR	350	427,086
1.38%, 05/31/47[a]	EUR	120	139,694
1.45%, 09/05/40[a]	EUR	450	547,061

Security		Principal (000s)	Value
1.50%, 01/22/20[a]	EUR	100	$124,826
1.70%, 02/13/43[a]	EUR	250	316,222
1.75%, 06/27/24[a]	EUR	100	131,329
1.80%, 07/10/48[a]	EUR	200	256,276
2.13%, 02/19/24[a]	EUR	50	66,896
2.35%, 07/29/44[a]	EUR	50	71,884
2.75%, 12/03/29[a]	EUR	80	115,900
3.00%, 09/04/34[a]	EUR	50	76,257
3.38%, 07/05/21[a]	EUR	50	67,337
3.38%, 04/03/37[a]	EUR	80	130,054
European Investment Bank
0.00%, 10/16/23[e]	EUR	200	238,921
0.00%, 03/15/24[e]	EUR	250	296,939
0.00%, 03/13/26[e]	EUR	60	69,342
0.13%, 04/15/25	EUR	50	59,136
0.25%, 10/14/24[a]	EUR	130	156,309
0.38%, 03/15/22[a]	EUR	1,000	1,229,862
0.38%, 04/14/26[a]	EUR	350	416,370
0.50%, 01/15/27	EUR	891	1,061,036
0.63%, 01/17/20[a]	GBP	200	274,423
0.88%, 12/15/23[a]	GBP	200	268,209
1.00%, 07/13/18	EUR	200	242,365
1.00%, 09/21/26[a]	GBP	40	52,479
1.00%, 04/14/32[a]	EUR	90	107,632
1.13%, 02/18/20	CAD	50	38,381
1.13%, 09/07/21[a]	GBP	270	372,178
1.13%, 04/13/33[a]	EUR	400	482,255
1.13%, 09/15/36[a]	EUR	100	118,145
Series 2000
1.50%, 07/15/20	EUR	100	125,870
1.50%, 10/16/48	EUR	450	546,055
1.75%, 09/15/45[a]	EUR	60	77,049
2.13%, 02/04/19[a]	CAD	180	140,839
2.13%, 01/15/24	EUR	540	722,283
2.25%, 03/07/20[a]	GBP	50	70,606
2.25%, 10/14/22[a]	EUR	200	266,048
2.70%, 01/12/23[a]	AUD	500	376,315
2.75%, 09/15/21	EUR	300	398,662
3.50%, 04/15/27[a]	EUR	50	75,690
3.88%, 06/08/37[a]	GBP	150	268,540
4.00%, 04/15/30	EUR	100	163,294
4.00%, 10/15/37	EUR	150	265,891
4.25%, 04/15/19	EUR	50	63,147

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
4.63%, 04/15/20	EUR	50	$66,405
5.00%, 04/15/39	GBP	40	83,505
5.38%, 06/07/21	GBP	1,000	1,557,576
5.63%, 06/07/32	GBP	100	200,853
6.00%, 08/06/20	AUD	50	40,749
6.50%, 08/07/19	AUD	100	79,489
European Stability Mechanism
0.00%, 10/18/22[a,e]	EUR	350	422,620
0.13%, 04/22/24[a]	EUR	300	359,183
0.50%, 03/02/26[a]	EUR	200	241,125
0.75%, 03/15/27[a]	EUR	200	243,542
Series 43
0.88%, 10/15/19 [a]	EUR	20	24,642
0.88%, 07/18/42[a]	EUR	80	86,162
1.00%, 09/23/25[a]	EUR	100	125,267
1.13%, 05/03/32[a]	EUR	150	182,658
1.25%, 10/15/18[a]	EUR	50	60,897
1.38%, 03/04/21[a]	EUR	50	63,329
1.63%, 11/17/36[a]	EUR	50	64,044
1.80%, 11/02/46[a]	EUR	150	195,926
1.85%, 12/01/55[a]	EUR	50	65,394
European Union
0.50%, 04/04/25[a]	EUR	1,480	1,801,314
0.75%, 04/04/31[a]	EUR	160	187,464
1.13%, 04/04/36[a]	EUR	100	118,621
1.50%, 10/04/35[a]	EUR	60	76,021
1.88%, 04/04/24[a]	EUR	270	357,622
2.50%, 11/04/27[a]	EUR	250	351,202
2.75%, 09/21/21[a]	EUR	50	66,418
3.38%, 04/04/32[a]	EUR	50	78,578
3.75%, 04/04/42[a]	EUR	130	232,869
Inter-American Development Bank
2.50%, 04/14/27[a]	AUD	100	71,194
3.25%, 02/07/20	AUD	50	38,351
International Bank for Reconstruction & Development
0.63%, 12/15/23	GBP	200	265,308
0.63%, 01/12/33[a]	EUR	60	67,031
1.13%, 03/11/20	CAD	50	38,352
1.38%, 12/15/20	GBP	100	139,145
2.50%, 03/12/20	AUD	50	37,871

Security		Principal (000s)	Value
2.60%, 09/20/22	AUD	350	$263,236
3.75%, 02/10/20	NZD	50	36,042
International Finance Corp.
2.70%, 02/05/21	AUD	100	75,967
2.80%, 08/15/22	AUD	250	189,615

			24,287,681
SWEDEN — 0.54%
Kommuninvest I Sverige AB
0.75%, 02/22/23[a]	SEK	2,000	231,753
1.00%, 09/15/21[a]	SEK	700	82,639
Sweden Government Bond
0.75%, 05/12/28	SEK	3,700	424,664
1.00%, 11/12/26	SEK	2,000	237,891
1.50%, 11/13/23[f]	SEK	1,450	178,791
2.25%, 06/01/32	SEK	500	66,086
2.50%, 05/12/25	SEK	1,800	237,057
3.50%, 06/01/22	SEK	1,500	197,599
3.50%, 03/30/39	SEK	1,150	182,945
4.25%, 03/12/19	SEK	2,600	310,359
5.00%, 12/01/20	SEK	13,800	1,806,517

			3,956,301
SWITZERLAND — 0.16%
Swiss Confederation Government Bond
0.00%, 06/22/29[a,e]	CHF	1,150	1,146,085

			1,146,085
THAILAND — 0.56%
Thailand Government Bond
2.55%, 06/26/20	THB	5,000	161,811
2.88%, 06/17/46	THB	12,300	352,666
3.40%, 06/17/36	THB	5,900	194,476
3.60%, 06/17/67	THB	3,000	96,423
3.63%, 06/16/23	THB	19,500	667,474
3.65%, 12/17/21	THB	6,000	203,108
3.80%, 06/14/41	THB	2,000	69,501
3.85%, 12/12/25	THB	10,500	367,896
3.88%, 06/13/19	THB	6,500	211,429
4.00%, 06/17/66	THB	3,000	106,904
4.26%, 12/12/37[a]	THB	4,800	175,015
4.68%, 06/29/44	THB	5,500	215,512
4.85%, 06/17/61	THB	4,500	187,149
4.88%, 06/22/29	THB	29,000	1,106,484

			4,115,848

120	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Security		Principal (000s)	Value
UNITED KINGDOM — 7.60%
LCR Finance PLC
4.50%, 12/07/28[a]	GBP	150	$260,139
Transport for London
2.13%, 04/24/25[a]	GBP	100	140,554
2.25%, 08/09/22[a]	GBP	100	142,324
United Kingdom Gilt
0.50%, 07/22/22[a]	GBP	680	917,875
0.75%, 07/22/23[a]	GBP	1,310	1,770,984
1.25%, 07/22/27[a]	GBP	860	1,163,969
1.50%, 01/22/21[a]	GBP	2,000	2,805,248
1.50%, 07/22/26[a]	GBP	1,190	1,660,059
1.50%, 07/22/47[a]	GBP	1,510	1,928,243
1.75%, 07/22/19[a]	GBP	1,040	1,451,151
1.75%, 09/07/22[a]	GBP	900	1,279,902
1.75%, 09/07/37[a]	GBP	430	587,351
1.75%, 07/22/57[a]	GBP	380	535,530
2.00%, 07/22/20[a]	GBP	2,430	3,437,596
2.00%, 09/07/25[a]	GBP	1,115	1,618,706
2.25%, 09/07/23[a]	GBP	400	583,952
2.50%, 07/22/65[a]	GBP	660	1,170,885
2.75%, 09/07/24[a]	GBP	830	1,253,816
3.25%, 01/22/44[a]	GBP	890	1,577,118
3.50%, 01/22/45[a]	GBP	1,020	1,893,267
3.50%, 07/22/68[a]	GBP	510	1,153,181
3.75%, 09/07/19[a]	GBP	670	961,002
3.75%, 09/07/20[a]	GBP	900	1,326,685
3.75%, 07/22/52[a]	GBP	875	1,825,669
4.00%, 03/07/22[a]	GBP	840	1,292,930
4.00%, 01/22/60[a]	GBP	940	2,212,813
4.25%, 12/07/27[a]	GBP	390	673,789
4.25%, 06/07/32[a]	GBP	1,010	1,840,512
4.25%, 03/07/36[a]	GBP	925	1,761,207
4.25%, 09/07/39[a]	GBP	830	1,638,252
4.25%, 12/07/40[a]	GBP	1,225	2,448,913
4.25%, 12/07/46[a]	GBP	835	1,766,718
4.25%, 12/07/49[a]	GBP	530	1,162,350
4.25%, 12/07/55[a]	GBP	875	2,061,414
4.50%, 09/07/34[a]	GBP	920	1,766,348
4.50%, 12/07/42[a]	GBP	685	1,442,465
4.75%, 03/07/20[a]	GBP	400	591,809
4.75%, 12/07/30[a]	GBP	845	1,580,430
4.75%, 12/07/38[a]	GBP	730	1,520,093

Security		Principal or Shares (000s)	Value
6.00%, 12/07/28[a]	GBP	330	$655,621
8.00%, 06/07/21[a]	GBP	100	168,027

			56,028,897

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $533,241,995)			555,937,042

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[g,h,i]		4,008	4,008,007

			4,008,007

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,008,007)			4,008,007

TOTAL INVESTMENTS IN SECURITIES — 98.94%
(Cost: $699,050,351)			728,965,664
Other Assets, Less Liabilities — 1.06%			7,823,628

NET ASSETS — 100.00%			$736,789,292

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[c]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[d]	Security is perpetual in nature with no stated maturity date.
[e]	Zero-coupon bond.
[f]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received in connection with outstanding forward currency contracts.

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,826	1,182	[b]	—	4,008	$4,008,007	$33,907	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	28,240,000	USD	21,300,076	UBS	05/03/2018	$16,920
CAD	10,440,000	USD	8,115,407	CITI	05/03/2018	28,782
CAD	10,440,000	USD	8,114,139	DB	05/03/2018	30,049
CAD	10,440,000	USD	8,119,488	MS	05/03/2018	24,700
CAD	10,440,000	USD	8,117,628	UBS	05/03/2018	26,560
CAD	10,440,000	USD	8,110,981	SSB	05/03/2018	33,208
CHF	5,850,000	USD	5,906,704	UBS	05/03/2018	2,983
CZK	43,040,000	USD	2,034,411	CITI	05/03/2018	1,212
DKK	29,010,000	USD	4,701,783	CITI	05/03/2018	2,885
EUR	86,320,000	USD	104,240,895	MS	05/03/2018	50,870
EUR	86,320,000	USD	104,274,560	JPM	05/03/2018	17,206
EUR	86,320,000	USD	104,235,716	SSB	05/03/2018	56,050
NZD	2,410,000	USD	1,697,716	CITI	05/03/2018	360
SGD	3,390,000	USD	2,556,927	SSB	05/03/2018	3,399
THB	122,370,000	USD	3,875,534	BBP	05/03/2018	1,842
USD	20,672,477	AUD	26,910,000	DB	05/03/2018	359,433
USD	804,018	AUD	1,050,000	MS	05/03/2018	11,425
USD	214,396	AUD	280,000	CITI	05/03/2018	3,037
USD	2,049,627	CAD	2,620,000	JPM	05/03/2018	5,779
USD	523,731	CHF	500,000	UBS	05/03/2018	18,630
USD	5,611,066	CHF	5,350,000	DB	05/03/2018	206,480
USD	2,087,531	CZK	43,040,000	JPM	05/03/2018	51,908
USD	4,438,887	DKK	26,800,000	DB	05/03/2018	92,623
USD	366,255	DKK	2,210,000	CITI	05/03/2018	7,850
USD	80,196,800	EUR	64,900,000	SSB	05/03/2018	1,784,664
USD	80,139,818	EUR	64,900,000	UBS	05/03/2018	1,727,682
USD	84,031,508	EUR	68,030,000	DB	05/03/2018	1,837,708
USD	271,579	EUR	220,000	MS	05/03/2018	5,775
USD	101,018,737	EUR	81,900,000	JPM	05/03/2018	2,067,213
USD	81,302,617	EUR	65,830,000	CITI	05/03/2018	1,766,856
USD	84,769,786	GBP	59,550,000	JPM	05/03/2018	2,745,035
USD	83,172,473	GBP	59,550,000	JPM	06/04/2018	1,032,195
USD	1,227,141	HUF	310,670,000	CITI	05/03/2018	29,848
USD	1,200,540	HUF	310,670,000	DB	06/04/2018	1,012
USD	1,851,263	ILS	6,480,000	CITI	05/03/2018	50,102

122	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,810,848	ILS	6,480,000	MS	06/04/2018	$6,447
USD	17,346,818	JPY	1,843,455,000	CITI	05/07/2018	494,793
USD	17,352,827	JPY	1,843,455,000	SSB	05/07/2018	500,802
USD	17,344,107	JPY	1,843,460,000	UBS	05/07/2018	492,036
USD	17,345,267	JPY	1,843,455,000	DB	05/07/2018	493,243
USD	22,172,906	JPY	2,359,455,000	JPM	05/07/2018	603,845
USD	17,833,043	JPY	1,946,655,000	CITI	06/04/2018	6,361
USD	17,837,174	JPY	1,946,660,000	SSB	06/04/2018	10,446
USD	17,835,412	JPY	1,946,655,000	DB	06/04/2018	8,730
USD	17,827,817	JPY	1,946,655,000	MS	06/04/2018	1,135
USD	17,828,584	JPY	1,946,655,000	UBS	06/04/2018	1,902
USD	16,477,216	KRW	17,577,400,000	DB	06/07/2018	5,575
USD	346,727	KRW	365,000,000	CITI	06/07/2018	4,689
USD	1,499,813	KRW	1,600,000,000	MS	06/07/2018	465
USD	4,666,038	MXN	85,710,000	CITI	05/03/2018	102,662
USD	1,142,225	MXN	21,000,000	JPM	05/03/2018	24,142
USD	5,670,675	MXN	106,710,000	CITI	06/04/2018	17,660
USD	4,413,480	MYR	17,270,000	MS	06/07/2018	16,964
USD	1,869,003	NOK	14,680,000	MS	05/03/2018	36,545
USD	959,001	NOK	7,500,000	JPM	05/03/2018	22,800
USD	2,774,215	NOK	22,180,000	CITI	06/04/2018	2,660
USD	1,735,757	NZD	2,410,000	DB	05/03/2018	37,681
USD	2,153,494	RUB	123,000,000	CITI	06/07/2018	208,441
USD	563,502	SEK	4,700,000	MS	05/03/2018	25,929
USD	7,188,475	SEK	59,870,000	DB	05/03/2018	340,711
USD	7,441,469	SEK	64,570,000	DB	06/04/2018	38,936
USD	2,586,436	SGD	3,390,000	JPM	05/03/2018	26,109
USD	1,511,487	SGD	2,000,000	DB	06/04/2018	23
USD	3,715,532	THB	115,880,000	HSBC	05/03/2018	43,795
USD	208,069	THB	6,490,000	BNP	05/03/2018	2,429

						17,680,237

EUR	500,000	USD	615,700	SSB	05/03/2018	(11,600)
EUR	86,320,000	USD	104,291,824	DB	05/03/2018	(58)
GBP	59,550,000	USD	83,062,901	JPM	05/03/2018	(1,038,150)
HUF	621,340,000	USD	2,396,590	DB	05/03/2018	(2,003)
ILS	6,480,000	USD	1,807,573	MS	05/03/2018	(6,413)
JPY	1,946,655,000	USD	17,802,058	CITI	05/07/2018	(6,626)
JPY	1,946,660,000	USD	17,806,305	SSB	05/07/2018	(10,827)
JPY	1,946,655,000	USD	17,804,500	DB	05/07/2018	(9,068)
JPY	1,946,655,000	USD	17,796,687	MS	05/07/2018	(1,255)
JPY	1,946,655,000	USD	17,797,614	UBS	05/07/2018	(2,182)
MXN	106,710,000	USD	5,699,407	CITI	05/03/2018	(17,949)
NOK	22,180,000	USD	2,771,298	CITI	05/03/2018	(2,639)
SEK	64,570,000	USD	7,424,228	DB	05/03/2018	(38,892)
USD	143,428	AUD	190,000	DB	06/04/2018	(2)
USD	21,300,924	AUD	28,240,000	UBS	06/04/2018	(17,162)
USD	7,637,271	CAD	9,845,000	CITI	05/03/2018	(42,761)
USD	7,631,783	CAD	9,845,000	SSB	05/03/2018	(48,249)
USD	7,630,036	CAD	9,840,000	UBS	05/03/2018	(46,095)
USD	7,631,990	CAD	9,845,000	JPM	05/03/2018	(48,042)
USD	7,917,589	CAD	10,205,000	DB	05/03/2018	(43,277)
USD	8,120,722	CAD	10,440,000	CITI	06/04/2018	(28,944)
USD	8,116,176	CAD	10,440,000	SSB	06/04/2018	(33,490)
USD	8,634,400	CAD	11,100,000	DB	06/04/2018	(30,475)
USD	8,124,590	CAD	10,440,000	MS	06/04/2018	(25,076)
USD	8,122,680	CAD	10,440,000	UBS	06/04/2018	(26,986)

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	658,356	CHF	650,000	DB	06/04/2018	$(12)
USD	5,922,521	CHF	5,850,000	UBS	06/04/2018	(2,789)
USD	2,037,755	CZK	43,040,000	CITI	06/04/2018	(1,149)
USD	4,712,801	DKK	29,010,000	CITI	06/04/2018	(2,915)
USD	114,076,883	EUR	94,210,000	DB	06/04/2018	(7,595)
USD	104,474,391	EUR	86,320,000	SSB	06/04/2018	(55,618)
USD	104,477,412	EUR	86,320,000	MS	06/04/2018	(52,597)
USD	104,512,026	EUR	86,320,000	JPM	06/04/2018	(17,983)
USD	1,471,638	GBP	1,070,000	JPM	06/04/2018	(4,266)
USD	2,720,988	JPY	297,130,000	DB	06/04/2018	(9)
USD	463,994	KRW	500,000,000	JPM	06/07/2018	(4,552)
USD	200,468	KRW	214,000,000	CITI	06/07/2018	(69)
USD	417,013	KRW	447,100,000	DB	06/07/2018	(1,961)
USD	203,511	MYR	800,000	MS	06/07/2018	(150)
USD	211,346	NZD	300,000	DB	06/05/2018	(7)
USD	1,697,467	NZD	2,410,000	CITI	06/05/2018	(402)
USD	2,558,587	SGD	3,390,000	SSB	06/04/2018	(3,345)
USD	294,085	THB	9,280,000	MS	06/04/2018	(214)
USD	3,876,762	THB	122,370,000	BBP	06/04/2018	(3,996)

						(1,697,850)

			Net unrealized appreciation			$15,982,387

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

CITI — Citibank N.A. London

DB — Deutsche Bank AG London

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

SSB — State Street Bank London

UBS — UBS AG London

Currency abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SGD — Singapore Dollar

SEK — Swedish Krona

THB — Thai Baht

USD — United States Dollar

124	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE INTERNATIONAL AGGREGATE BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$169,020,615	$—	$169,020,615
Foreign government obligations	—	555,937,042	—	555,937,042
Money market funds	4,008,007	—	—	4,008,007

Total	$4,008,007	$724,957,657	$—	$728,965,664

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$17,680,237	$—	$17,680,237
Liabilities
Forward currency contracts	—	(1,697,850)	—	(1,697,850)

Total	$—	$15,982,387	$—	$15,982,387

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	125

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,905,981,279	$695,042,344
Affiliated (Note 2)	114,096,459	4,008,007

Total cost of investments in securities	$2,020,077,738	$699,050,351

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,877,123,603	$724,957,657
Affiliated (Note 2)	114,053,179	4,008,007
Foreign currency, at value[b]	—	3,650,960
Cash	24,747	930,000
Receivables:
Investment securities sold	21,461,114	4,785,725
Due from custodian (Note 4)	49,919	1,093,507
Dividends and interest	12,022,080	5,589,653
Unrealized appreciation on forward currency contracts (Note 1)	—	17,680,237
Capital shares sold	—	5,251,997

Total Assets	2,024,734,642	767,947,743

LIABILITIES
Payables:
Investment securities purchased	106,058,079	26,807,431
Collateral for securities on loan (Note 1)	14,584,386	—
Due to broker for collateral on forward currency contracts	—	2,600,000
Unrealized depreciation on forward currency contracts (Note 1)	—	1,697,850
Investment advisory fees (Note 2)	85,836	53,170

Total Liabilities	120,728,301	31,158,451

NET ASSETS	$1,904,006,341	$736,789,292

Net assets consist of:
Paid-in capital	$1,931,881,675	$725,380,849
Undistributed (distributions in excess of) net investment income	3,591,989	(16,511,259)
Accumulated net realized loss	(2,566,367)	(17,888,753)
Net unrealized appreciation (depreciation)	(28,900,956)	45,808,455

NET ASSETS	$1,904,006,341	$736,789,292

Shares outstanding[c]	38,800,000	14,050,000

Net asset value per share	$49.07	$52.44

[a]	Securities on loan with values of $14,062,572 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $3,731,099, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

126	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$665,856	$33,907
Interest — unaffiliated[a]	16,778,285	2,912,246
Interest — affiliated (Note 2)	24,884	—
Securities lending income — affiliated — net (Note 2)	43,444	—

Total investment income	17,512,469	2,946,153

EXPENSES
Investment advisory fees (Note 2)	438,125	280,047
Proxy fees	96	30

Total expenses	438,221	280,077
Less investment advisory fees waived (Note 2)	(36,705)	—

Net expenses	401,516	280,077

Net investment income	17,110,953	2,666,076

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,321,001)	2,127,153
Investments — affiliated (Note 2)	(13,005)	—
In-kind redemptions — unaffiliated	(61,380)	257,121
Foreign currency transactions	—	226,776
Forward currency contracts	—	(20,209,287)

Net realized loss	(2,395,386)	(17,598,237)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(27,954,452)	12,839,102
Investments — affiliated (Note 2)	(46,266)	—
Forward currency contracts	—	8,699,939
Translation of assets and liabilities in foreign currencies	—	(91,101)

Net change in unrealized appreciation/depreciation	(28,000,718)	21,447,940

Net realized and unrealized gain (loss)	(30,396,104)	3,849,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,285,151)	$6,515,779

[a]	Net of foreign withholding tax of $ — and $27,359, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	127

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,110,953	$17,717,539	$2,666,076	$2,707,638
Net realized loss	(2,395,386)	(22,481)	(17,598,237)	(10,301,370)
Net change in unrealized appreciation/depreciation	(28,000,718)	(4,798,934)	21,447,940	13,923,229

Net increase (decrease) in net assets resulting from operations	(13,285,151)	12,896,124	6,515,779	6,329,497

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,673,674)	(17,176,009)	(1,509,307)	(4,777,072)
From net realized gain	—	—	—	(780,098)
Return of capital	—	—	—	(2,592,443)

Total distributions to shareholders	(14,673,674)	(17,176,009)	(1,509,307)	(8,149,613)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	779,977,188	581,059,513	269,148,898	311,241,723
Cost of shares redeemed	(4,904,788)	—	(2,601,110)	(30,977,586)

Net increase in net assets from capital share transactions	775,072,400	581,059,513	266,547,788	280,264,137

INCREASE IN NET ASSETS	747,113,575	576,779,628	271,554,260	278,444,021

NET ASSETS
Beginning of period	1,156,892,766	580,113,138	465,235,032	186,791,011

End of period	$1,904,006,341	$1,156,892,766	$736,789,292	$465,235,032

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,591,989	$1,154,710	$(16,511,259)	$(17,668,028)

SHARES ISSUED AND REDEEMED
Shares sold	15,800,000	11,600,000	5,150,000	6,000,000
Shares redeemed	(100,000)	—	(50,000)	(600,000)

Net increase in shares outstanding	15,700,000	11,600,000	5,100,000	5,400,000

See notes to financial statements.

128	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016 [a]	Year ended Oct. 31, 2015 [a]	Year ended Oct. 31, 2014 [a]	Year ended Oct. 31, 2013 [a]
Net asset value, beginning of period	$50.08	$50.44	$50.00	$50.12	$50.06	$50.06

Income from investment operations:
Net investment income[b]	0.57	1.03	0.94	0.77	0.54	0.31
Net realized and unrealized gain (loss)[c]	(1.06)	(0.38)	0.43	(0.13)	(0.02)	(0.05)

Total from investment operations	(0.49)	0.65	1.37	0.64	0.52	0.26

Less distributions from:
Net investment income	(0.52)	(1.01)	(0.93)	(0.76)	(0.46)	(0.26)

Total distributions	(0.52)	(1.01)	(0.93)	(0.76)	(0.46)	(0.26)

Net asset value, end of period	$49.07	$50.08	$50.44	$50.00	$50.12	$50.06

Total return	(0.98)%[d]	1.29%	2.79%	1.28%	1.04%	0.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,904,006	$1,156,893	$580,113	$429,973	$220,508	$65,073
Ratio of expenses to average net assets[e]	0.05%	0.07%	0.11%	0.12%	0.12%	0.12%
Ratio of expenses to average net assets prior to waived fees[e]	0.06%	0.08%	0.12%	0.12%	0.12%	n/a
Ratio of net investment income to average net assets[e]	2.34%	2.06%	1.87%	1.53%	1.07%	0.61%
Portfolio turnover rate[f],g	55%[d]	124%	124%	138%	116%	56%

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core International Aggregate Bond ETF

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Period from Nov. 10, 2015[a] to Oct. 31, 2016
Net asset value, beginning of period	$51.98	$52.62	$49.85

Income from investment operations:
Net investment income[b]	0.22	0.44	0.42
Net realized and unrealized gain[c]	0.37	0.30	2.67

Total from investment operations	0.59	0.74	3.09

Less distributions from:
Net investment income	(0.13)	(0.76)	(0.32)
Net realized gain	—	(0.20)	—
Return of capital	—	(0.42)	—

Total distributions	(0.13)	(1.38)	(0.32)

Net asset value, end of period	$52.44	$51.98	$52.62

Total return	1.14%[d]	1.46%	6.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$736,789	$465,235	$186,791
Ratio of expenses to average net assets[e]	0.09%	0.11%	0.15%
Ratio of net investment income to average net assets[e]	0.86%	0.84%	0.83%
Portfolio turnover rate[f]	7%[d]	20%	110%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

130	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement

132	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core 1-5 Year USD Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2018, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received

134	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 1-5 Year USD Bond
Barclays Capital Inc.	$3,663,842	$3,663,842	$—
BNP Paribas New York Branch	30,875	30,875	—
BNP Paribas Prime Brokerage International Ltd.	79,000	79,000	—
Citigroup Global Markets Inc.	5,340,647	5,340,647	—
Credit Suisse Securities (USA) LLC	86,900	86,900	—
Goldman Sachs & Co.	1,866,677	1,866,677	—
Jefferies LLC	481,863	481,863	—
JPMorgan Securities LLC	52,850	52,850	—
Merrill Lynch, Pierce, Fenner & Smith	47,875	47,875	—
RBC Capital Markets LLC	582,386	582,386	—
RBS Securities Inc.	244,538	244,538	—
SG Americas Securities LLC	961	961	—
State Street Bank & Trust Company	49,679	49,679	—
Wells Fargo Securities LLC	1,534,479	1,534,479	—

	$14,062,572	$14,062,572	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Core International Aggregate Bond ETF.

For its investment advisory services to the iShares Core 1-5 Year USD Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

For its investment advisory services to the iShares Core International Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core 1-5 Year USD Bond	$12,421

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

136	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2018, the purchase transactions executed by the iShares Core 1-5 Year USD Bond ETF pursuant to Rule 17a-7 under the 1940 Act were $1,206,378.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of the Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of the Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of April 30, 2018, the number of affiliated accounts that individually represent more than 10% ownership of the Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Core International Aggregate Bond	1	11%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$794,774,410	$709,484,482	$103,609,203	$83,113,684
Core International Aggregate Bond	—	—	253,031,131	41,573,902

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$665,025,141	$4,556,750
Core International Aggregate Bond	45,273,880	2,475,610

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FORWARD CURRENCY CONTRACTS

The iShares Core International Aggregate Bond ETF uses forward currency contracts to offset the Fund’s exposure to the component currencies of the non-U.S. dollar-denominated securities held in its portfolio. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Core International Aggregate Bond ETF as of April 30, 2018 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$17,680,237

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$1,697,850

138	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Core International Aggregate Bond ETF during the six months ended April 30, 2018 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts	$(20,209,287)	$8,699,939

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended April 30, 2018:

iShares Core International Aggregate Bond ETF
Average amounts purchased in U.S. dollars	$612,266,225
Average amounts sold in U.S. dollars	$1,258,657,241

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Fund generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker for forward currency contracts” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table presents the exposure of the open forward currency contracts held by the iShares Core International Aggregate Bond ETF that are subject to potential offset on the statement of assets and liabilities as of April 30, 2018:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Received [a]	Net Amount of Derivative Assets
Forward currency contracts	$17,680,237	$(1,695,696)	$(2,600,000)	$13,384,541

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Cash Collateral Pledged [a]	Net Amount of Derivative Liabilities
Forward currency contracts	$1,697,850	$(1,695,696)	$—	$2,154

[a]	Excess of collateral received and/or pledged is not shown for financial reporting purposes.

6.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties;

140	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	141

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core 1-5 Year USD Bond	$140,336
Core International Aggregate Bond	7,614

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$2,020,108,383	$1,302,462	$(30,234,063)	$(28,931,601)
Core International Aggregate Bond	699,490,975	50,708,081	(5,251,005)	45,457,076

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision

142	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	143

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 1-5 Year USD Bond	$0.511929	$—	$0.007411	$0.519340	99%	—%	1%	100%
Core International Aggregate Bond	—	—	0.131416	0.131416	—	—	100	100

144	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	145

Notes:

146	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders only. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1006-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Total USD Bond Market ETF | IUSB | NASDAQ

Fund Performance Overview

iSHARES® CORE TOTAL USD BOND MARKET ETF

Performance as of April 30, 2018

The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield, as represented by the Bloomberg Barclays U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -1.88%, net of fees, while the total return for the Index was -1.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.07)%	(0.26)%	0.01%	(0.07)%	(0.26)%	0.01%
Since Inception	2.10%	2.11%	2.12%	8.42%	8.44%	8.51%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$981.20	$0.25	$1,000.00	$1,024.50	$0.25	0.05%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY INVESTMENT TYPE

AS of 4/30/18

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	34.61%
U.S. Government Obligations	32.02
Mortgage-Backed Securities	25.10
Foreign Government Obligations	6.12
U.S. Government Agency Obligations	1.41
Municipal Debt Obligations	0.50
Asset-Backed Securities	0.24

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [2]

Aaa	61.23%
Aa	3.60
A	11.15
Baa	13.87
Ba	4.57
B	3.30
Caa	0.88
Ca	0.01
C	0.04
Not Rated	1.35

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
ASSET-BACKED SECURITIES — 0.23%
Chase Issuance Trust
Series 2016-A2, Class A
1.37%, 06/15/21	$600	$591,412
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.88%, 01/23/23	500	498,931
Series 2016-A1, Class A1
1.75%, 11/19/21	700	689,097
Series 2017-A3, Class A3
1.92%, 04/07/22	800	786,634
Discover Card Execution Note Trust
Series 2017-A2, Class A2
2.39%, 07/15/24	2,000	1,951,564
Toyota Auto Receivables Owner Trust
Series 2017-D, Class A4
2.12%, 02/15/23 (Call 06/15/21)	550	536,810

TOTAL ASSET-BACKED SECURITIES
(Cost: $5,177,657)		5,054,448

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.29%

MORTGAGE-BACKED SECURITIES — 1.29%
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4
3.57%, 06/15/50	1,000	989,271
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4
3.31%, 04/10/49	1,000	973,129
Series 2017-P7, Class A4
3.71%, 04/14/50	750	751,015
COMM Mortgage Trust
Series 2012-CR1, Class A3
3.39%, 05/15/45	947	948,333
Series 2013-CR12, Class A4
4.05%, 10/10/46	200	205,149
Series 2014-UBS4, Class AM
3.97%, 08/10/47	750	751,911
Series 2015-CR25, Class A4
3.76%, 08/10/48	650	653,629
Series 2017-COR2, Class A3
3.51%, 09/10/50	1,000	981,528

Security	Principal (000s)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4
4.13%, 08/15/46[a]	$1,020	$1,052,696
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,031,010
Series 2015-C29, Class A2
2.92%, 05/15/48 (Call 06/15/20)	500	498,895
Series 2015-C32, Class A5
3.60%, 11/15/48	2,500	2,493,639
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class A5
3.45%, 09/15/50	1,000	980,300
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49[a]	2,499	2,491,403
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5
4.06%, 02/15/47	2,000	2,053,524
Series 2014-C17, Class A5
3.74%, 08/15/47 (Call 07/11/24)	2,500	2,531,378
Series 2015-C22, Class A4
3.31%, 04/15/48	500	490,619
Series 2015-C23, Class A4
3.72%, 07/15/50	500	502,033
UBS Commercial Mortgage Trust
Series 2018-C8, Class A4
3.98%, 02/15/51	875	887,805
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4
3.18%, 03/10/46	2,000	1,980,884
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB
3.24%, 12/15/47	750	747,531
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2
3.43%, 06/15/45	200	200,679
Series 2012-C10, Class A3
2.88%, 12/15/45	3,325	3,257,604

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Series 2014-C21, Class A2
2.92%, 08/15/47	$425	$424,882

		27,878,847

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $28,912,846)		27,878,847

CORPORATE BONDS & NOTES — 34.24%

ADVERTISING — 0.06%
Acosta Inc.
7.75%, 10/01/22 (Call 05/31/18)[b]	75	44,786
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	50	49,581
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/31/18)	75	75,761
5.38%, 01/15/24 (Call 01/15/19)	50	51,375
5.75%, 02/01/26 (Call 02/01/21)	50	51,582
MDC Partners Inc.
6.50%, 05/01/24 (Call 05/01/19)[b]	100	98,313
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	150	143,583
3.63%, 05/01/22	250	250,240
3.65%, 11/01/24 (Call 08/01/24)	5	4,903
4.45%, 08/15/20	100	102,668
6.25%, 07/15/19	70	72,626
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/31/18)	15	15,246
5.63%, 02/15/24 (Call 02/15/19)	25	25,244
5.88%, 03/15/25 (Call 09/15/19)	75	76,552
WPP Finance 2010
3.75%, 09/19/24	75	72,528
4.75%, 11/21/21	5	5,164
5.63%, 11/15/43	50	51,990

		1,192,142
AEROSPACE & DEFENSE — 0.44%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	155	156,548
5.40%, 04/15/21 (Call 01/15/21)	115	118,445
5.87%, 02/23/22	100	105,060

Security	Principal (000s)	Value
5.90%, 02/01/27	$50	$51,845
5.95%, 02/01/37	50	50,692
6.15%, 08/15/20	54	56,717
6.75%, 01/15/28	25	27,182
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	125	124,582
BBA U.S. Holdings Inc.
5.38%, 05/01/26 (Call 05/01/21)[b]	15	15,064
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	35	31,738
2.35%, 10/30/21	15	14,678
2.80%, 03/01/23 (Call 02/01/23)	55	54,012
2.80%, 03/01/27 (Call 12/01/26)	250	235,327
2.85%, 10/30/24 (Call 07/30/24)	50	48,334
3.25%, 03/01/28 (Call 12/01/27)	70	68,136
3.38%, 06/15/46 (Call 12/15/45)	25	22,561
3.55%, 03/01/38 (Call 09/01/37)	55	52,917
3.65%, 03/01/47 (Call 09/01/46)	100	94,706
4.88%, 02/15/20	65	67,454
5.88%, 02/15/40	100	126,419
6.13%, 02/15/33	45	56,291
Embraer Netherlands Finance BV
5.05%, 06/15/25	225	234,686
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	25	26,688
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	225	208,138
2.13%, 08/15/26 (Call 05/15/26)	55	48,983
2.25%, 11/15/22 (Call 08/15/22)	75	71,709
2.38%, 11/15/24 (Call 09/15/24)	50	46,789
2.63%, 11/15/27 (Call 08/15/27)	50	45,874
3.60%, 11/15/42 (Call 05/15/42)	10	9,439
3.88%, 07/15/21 (Call 04/15/21)	5	5,115
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	100	99,725
4.40%, 12/15/20	100	102,379
4.85%, 04/27/35 (Call 10/27/34)	50	52,573
5.05%, 04/27/45 (Call 10/27/44)	135	146,336
5.55%, 10/01/21	10	10,636
KLX Inc.
5.88%, 12/01/22 (Call 05/31/18)[b]	50	52,154

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (Call 11/30/20)[b]	$25	$25,871
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	100	99,555
4.75%, 07/15/20	150	154,609
4.95%, 02/15/21 (Call 11/15/20)	25	25,940
5.20%, 10/15/19	60	61,762
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	215	212,527
2.90%, 03/01/25 (Call 12/01/24)	157	149,148
3.35%, 09/15/21	300	301,731
3.55%, 01/15/26 (Call 10/15/25)	150	147,513
3.60%, 03/01/35 (Call 09/01/34)	125	117,192
3.80%, 03/01/45 (Call 09/01/44)	200	185,024
4.09%, 09/15/52 (Call 03/15/52)	57	54,094
4.25%, 11/15/19	25	25,520
4.50%, 05/15/36 (Call 11/15/35)	25	26,065
4.70%, 05/15/46 (Call 11/15/45)	475	505,685
Series B
6.15%, 09/01/36	50	62,099
Northrop Grumman Corp.
2.08%, 10/15/20	64	62,456
2.55%, 10/15/22 (Call 09/15/22)	100	96,368
2.93%, 01/15/25 (Call 11/15/24)	120	113,686
3.20%, 02/01/27 (Call 11/01/26)	65	61,277
3.25%, 08/01/23	90	88,768
3.25%, 01/15/28 (Call 10/15/27)	161	150,788
3.85%, 04/15/45 (Call 10/15/44)	85	77,386
4.03%, 10/15/47 (Call 04/15/47)	140	130,382
4.75%, 06/01/43	105	109,658
Orbital ATK Inc.
5.25%, 10/01/21 (Call 06/14/18)	25	25,537
5.50%, 10/01/23 (Call 10/01/18)	25	26,137
Pioneer Holdings LLC/Pioneer Finance Corp.
9.00%, 11/01/22 (Call 11/01/19)[b]	25	25,764
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	100	96,871
3.13%, 10/15/20	175	175,621
4.88%, 10/15/40	15	17,089

Security	Principal (000s)	Value
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	$15	$14,567
3.50%, 03/15/27 (Call 12/15/26)	400	379,356
3.70%, 12/15/23 (Call 09/15/23)	25	24,895
4.35%, 04/15/47 (Call 10/15/46)	125	120,105
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/18)	65	65,241
6.00%, 07/15/22 (Call 05/31/18)	100	101,539
6.38%, 06/15/26 (Call 06/15/21)	175	176,129
6.50%, 07/15/24 (Call 07/15/19)	150	152,706
6.50%, 05/15/25 (Call 05/15/20)	50	50,793
Triumph Group Inc.
4.88%, 04/01/21 (Call 05/31/18)	50	48,623
United Technologies Corp.
1.50%, 11/01/19	125	122,495
1.95%, 11/01/21 (Call 10/01/21)	180	172,296
3.10%, 06/01/22	470	464,242
3.13%, 05/04/27 (Call 02/04/27)	290	268,151
3.75%, 11/01/46 (Call 05/01/46)	95	82,828
4.15%, 05/15/45 (Call 11/16/44)	50	46,539
4.50%, 04/15/20	285	293,299
4.50%, 06/01/42	460	451,973
5.40%, 05/01/35	15	16,488
5.70%, 04/15/40	125	141,787
6.05%, 06/01/36	25	29,510
6.13%, 07/15/38	50	59,349
7.50%, 09/15/29	25	31,798

		9,466,764
AGRICULTURE — 0.38%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[b]	55	56,965
9.88%, 07/15/21 (Call 05/31/18)	60	57,098
Altria Group Inc.
2.85%, 08/09/22	234	228,033
3.88%, 09/16/46 (Call 03/16/46)	150	132,813
4.00%, 01/31/24	195	197,441
4.25%, 08/09/42	125	117,825
4.75%, 05/05/21	435	452,805
5.38%, 01/31/44	250	274,482
9.25%, 08/06/19	250	269,497
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	235	214,266
3.75%, 09/15/47 (Call 03/15/47)	50	46,190

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.02%, 04/16/43	$25	$23,907
4.54%, 03/26/42	125	129,070
5.38%, 09/15/35	25	28,583
BAT Capital Corp.
2.30%, 08/14/20[b]	160	156,555
2.76%, 08/15/22 (Call 07/15/22)[b]	185	177,948
3.22%, 08/15/24 (Call 06/15/24)[b]	375	356,325
3.56%, 08/15/27 (Call 05/15/27)[b]	380	356,957
4.39%, 08/15/37 (Call 02/15/37)[b]	220	210,613
4.54%, 08/15/47 (Call 02/15/47)[b]	235	223,525
BAT International Finance PLC
2.75%, 06/15/20[b]	25	24,737
3.50%, 06/15/22[b]	150	148,744
3.95%, 06/15/25[b]	150	148,046
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	57	54,838
3.25%, 08/15/26 (Call 05/15/26)	25	23,050
3.50%, 11/24/20 (Call 10/24/20)	240	240,132
3.75%, 09/25/27 (Call 06/25/27)	115	109,053
8.50%, 06/15/19	35	37,023
Cargill Inc.
3.05%, 04/19/21[b]	300	299,088
3.25%, 03/01/23[b]	95	94,130
Imperial Brands Finance PLC
3.75%, 07/21/22 (Call 05/21/22)[b]	200	200,156
Philip Morris International Inc.
1.88%, 11/01/19	58	57,136
1.88%, 02/25/21 (Call 01/25/21)	175	168,931
2.00%, 02/21/20	125	122,831
2.38%, 08/17/22 (Call 07/17/22)	130	124,466
2.75%, 02/25/26 (Call 11/25/25)	175	162,286
2.90%, 11/15/21	50	49,357
3.13%, 08/17/27 (Call 05/17/27)	25	23,584
3.25%, 11/10/24	250	242,377
3.38%, 08/11/25 (Call 05/11/25)	75	73,016
4.13%, 05/17/21	15	15,382
4.13%, 03/04/43	80	75,812
4.25%, 11/10/44	300	290,883

Security	Principal (000s)	Value
4.38%, 11/15/41	$25	$24,630
4.50%, 03/26/20	300	308,256
6.38%, 05/16/38	125	157,447
Reynolds American Inc.
3.25%, 06/12/20	15	14,990
4.00%, 06/12/22	335	338,373
4.45%, 06/12/25 (Call 03/12/25)	285	287,870
5.70%, 08/15/35 (Call 02/15/35)	90	99,176
5.85%, 08/15/45 (Call 02/15/45)	200	225,006
6.15%, 09/15/43	25	29,088
6.88%, 05/01/20	115	122,899
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[b]	35	34,688

		8,138,379
AIRLINES — 0.13%
Air Canada
7.75%, 04/15/21[b]	25	27,375
Air Canada Pass Through Trust
Series 2015-1, Class A
3.60%, 09/15/28[b]	89	85,965
Series 2017-1, Class AA
3.30%, 07/15/31[b]	100	95,041
Allegiant Travel Co.
5.50%, 07/15/19	73	73,849
American Airlines Group Inc.
4.63%, 03/01/20[b]	50	50,332
5.50%, 10/01/19[b]	150	153,000
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	279	288,079
Series 2016-3, Class AA
3.00%, 04/15/30	234	219,418
Delta Air Lines Inc.
2.60%, 12/04/20	125	122,549
3.63%, 03/15/22 (Call 02/15/22)	25	24,758
3.80%, 04/19/23 (Call 03/19/23)	375	371,966
Delta Air Lines Inc. Pass Through Trust
Series 2015-1, Class AA
3.63%, 01/30/29	67	66,072
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	205	202,435

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.75%, 11/06/19 (Call 10/06/19)	$320	$318,950
2.75%, 11/16/22 (Call 10/16/22)	20	19,410
3.00%, 11/15/26 (Call 08/15/26)	35	32,835
3.45%, 11/16/27 (Call 08/16/27)	25	23,840
U.S. Airways Pass Through Trust
Series 2013-1, Class A
3.95%, 05/15/27	19	19,280
United Airlines Pass Through Trust
Series 2013-1, Class A
4.30%, 02/15/27	41	41,834
Series 2015-1, Class AA
3.45%, 06/01/29	139	135,352
Series 2016-1, Class AA
3.10%, 01/07/30	92	87,631
Series 2016-2, Class AA
2.88%, 04/07/30	49	45,217
Series 2018-1, Class AA
3.50%, 09/01/31	100	96,903
United Continental Holdings Inc.
4.25%, 10/01/22	50	48,949
5.00%, 02/01/24	100	99,238
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[b]	50	50,631
8.50%, 11/15/19[b]	35	35,930

		2,836,839
APPAREL — 0.06%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[b,c]	100	96,992
4.88%, 05/15/26 (Call 02/15/26)[b]	125	120,586
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	140	141,044
Michael Kors USA Inc.
4.00%, 11/01/24 (Call 09/01/24)[b]	50	49,078
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	65	62,057
2.38%, 11/01/26 (Call 08/01/26)	200	182,726
3.63%, 05/01/43 (Call 11/01/42)	10	9,382
3.88%, 11/01/45 (Call 05/01/45)	120	116,977
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	182	180,417

Security	Principal (000s)	Value
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)	$90	$79,632
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	100	101,357
William Carter Co. (The)
5.25%, 08/15/21 (Call 06/14/18)	50	50,843
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)[b]	25	23,945

		1,215,036
AUTO MANUFACTURERS — 0.73%
American Honda Finance Corp.
1.20%, 07/12/19	25	24,534
1.70%, 09/09/21	100	95,331
1.95%, 07/20/20	210	205,134
2.25%, 08/15/19	15	14,897
2.30%, 09/09/26	60	54,559
2.45%, 09/24/20	150	147,991
2.60%, 11/16/22	320	311,258
2.65%, 02/12/21	100	98,942
2.90%, 02/16/24	25	24,234
3.50%, 02/15/28	100	98,857
BCD Acquisition Inc.
9.63%, 09/15/23 (Call 09/15/19)[b]	75	81,385
BMW U.S. Capital LLC
2.15%, 04/06/20[b]	6	5,902
2.25%, 09/15/23 (Call 07/15/23)[b]	25	23,332
2.80%, 04/11/26 (Call 01/11/26)[b]	50	46,679
3.45%, 04/12/23 (Call 03/12/23)[b]	250	247,995
3.75%, 04/12/28 (Call 01/12/28)[b]	250	246,582
Daimler Finance North America LLC
1.50%, 07/05/19[b]	175	172,240
2.45%, 05/18/20[b]	150	147,802
3.00%, 02/22/21[b]	250	247,760
3.10%, 05/04/20[b]	200	199,854
3.25%, 08/01/24[b]	150	145,813
3.35%, 05/04/21[b]	250	249,710
3.35%, 02/22/23[b]	250	246,852

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
3.70%, 05/04/23[b]	$250	$249,525
8.50%, 01/18/31	707	1,010,664
Deck Chassis Acquisition Inc.
10.00%, 06/15/23 (Call 06/15/19)[b]	25	26,376
Fiat Chrysler Automobiles NV
5.25%, 04/15/23[c]	200	207,680
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	155	151,691
4.75%, 01/15/43	211	188,607
5.29%, 12/08/46 (Call 06/08/46)	200	192,102
7.45%, 07/16/31	128	151,837
Ford Motor Credit Co. LLC
2.34%, 11/02/20	400	389,436
2.68%, 01/09/20	200	198,292
3.10%, 05/04/23	505	481,260
3.20%, 01/15/21	300	297,342
3.81%, 01/09/24 (Call 11/09/23)	200	194,664
3.82%, 11/02/27 (Call 08/02/27)	300	279,255
5.75%, 02/01/21	200	211,010
5.88%, 08/02/21	200	212,600
8.13%, 01/15/20	200	215,802
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	150	144,239
4.88%, 10/02/23	75	77,292
5.00%, 04/01/35	100	97,290
5.20%, 04/01/45	117	111,103
5.40%, 04/01/48 (Call 10/01/47)[c]	50	49,034
6.25%, 10/02/43	100	106,469
6.60%, 04/01/36 (Call 10/01/35)	75	84,350
6.75%, 04/01/46 (Call 10/01/45)	15	17,051
General Motors Financial Co. Inc.
2.40%, 05/09/19	135	134,291
2.45%, 11/06/20	30	29,305
2.65%, 04/13/20	200	197,596
3.15%, 06/30/22 (Call 05/30/22)	275	267,589
3.20%, 07/13/20 (Call 06/13/20)	285	284,094
3.20%, 07/06/21 (Call 06/06/21)	88	86,917
3.25%, 01/05/23 (Call 12/05/22)	25	24,222
3.45%, 01/14/22 (Call 12/14/21)	25	24,710
3.45%, 04/10/22 (Call 02/10/22)	285	281,113
3.50%, 07/10/19	375	377,059
3.55%, 04/09/21	50	49,963

Security	Principal (000s)	Value
3.70%, 11/24/20 (Call 10/24/20)	$135	$135,851
3.70%, 05/09/23 (Call 03/09/23)	35	34,439
3.85%, 01/05/28 (Call 10/05/27)	25	23,347
3.95%, 04/13/24 (Call 02/13/24)	25	24,538
4.00%, 01/15/25 (Call 10/15/24)	300	292,998
4.20%, 03/01/21 (Call 02/01/21)	100	101,742
4.25%, 05/15/23	150	151,006
4.30%, 07/13/25 (Call 04/13/25)	225	222,012
4.35%, 04/09/25 (Call 02/09/25)	115	113,922
4.35%, 01/17/27 (Call 10/17/26)	50	48,698
4.38%, 09/25/21	25	25,543
5.25%, 03/01/26 (Call 12/01/25)	67	69,768
Hyundai Capital America
2.50%, 03/18/19[d]	200	198,734
2.60%, 03/19/20[d]	100	98,403
2.75%, 09/27/26[d]	50	43,991
3.45%, 03/12/21[b]	200	198,912
Hyundai Capital Services Inc.
3.00%, 03/06/22[d]	200	193,400
3.75%, 03/05/23[b]	250	245,310
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)[b]	200	181,114
JB Poindexter & Co. Inc.
7.13%, 04/15/26 (Call 04/15/21)[b]	25	25,522
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[b]	105	109,256
Nissan Motor Acceptance Corp.
2.15%, 07/13/20[b]	100	97,692
2.60%, 09/28/22[b]	250	240,177
2.65%, 07/13/22[b]	100	96,584
2.80%, 01/13/22[b]	200	195,552
PACCAR Financial Corp.
1.30%, 05/10/19	75	74,054
2.05%, 11/13/20	190	185,638
2.30%, 08/10/22	155	149,042
2.80%, 03/01/21	50	49,618
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[b,c]	175	155,101
Toyota Motor Credit Corp.
1.40%, 05/20/19	50	49,386

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
1.55%, 10/18/19	$9	$8,839
1.90%, 04/08/21	25	24,205
1.95%, 04/17/20	100	98,228
2.13%, 07/18/19	150	148,965
2.15%, 09/08/22	75	71,544
2.20%, 01/10/20	25	24,738
2.60%, 01/11/22	50	48,961
2.63%, 01/10/23	150	145,396
2.70%, 01/11/23	25	24,334
2.75%, 05/17/21	45	44,586
2.80%, 07/13/22	90	88,292
2.90%, 04/17/24	125	120,966
2.95%, 04/13/21	250	249,087
3.20%, 01/11/27	110	106,284
3.30%, 01/12/22	225	225,657
3.40%, 09/15/21	25	25,192
3.40%, 04/14/25	250	246,520

		15,772,617
AUTO PARTS & EQUIPMENT — 0.12%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)[b]	120	112,837
5.00%, 10/01/24 (Call 10/01/19)[b]	50	49,112
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[c]	35	34,965
6.25%, 03/15/26 (Call 03/15/21)	30	29,693
6.50%, 04/01/27 (Call 04/01/22)[c]	50	49,743
6.63%, 10/15/22 (Call 05/31/18)[c]	50	51,641
7.75%, 11/15/19	27	28,675
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	100	100,368
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	30	29,151
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)[b]	45	44,645
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[b]	100	101,413

Security	Principal (000s)	Value
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)	$100	$102,000
Delphi Technologies PLC
5.00%, 10/01/25[b]	75	72,259
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	50	46,859
5.00%, 05/31/26 (Call 05/31/21)	100	95,262
5.13%, 11/15/23 (Call 11/15/18)	150	149,801
IHO Verwaltungs GmbH
4.50% (5.25% PIK), 09/15/23 (Call 09/15/19)[b,e]	200	196,000
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	30	28,547
5.25%, 01/15/25 (Call 01/15/20)	100	105,412
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	20	19,967
4.15%, 10/01/25 (Call 07/01/25)	55	55,922
Meritor Inc.
6.25%, 02/15/24 (Call 02/15/19)	50	51,442
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	50	46,895
Titan International Inc.
6.50%, 11/30/23 (Call 11/30/19)[b]	75	76,533
Toyota Industries Corp.
3.24%, 03/16/23 (Call 02/16/23)[b]	250	246,992
3.57%, 03/16/28 (Call 12/16/27)[b]	250	246,408
ZF North America Capital Inc.
4.75%, 04/29/25[b]	300	305,841

		2,478,383
BANKS — 7.31%
ABN AMRO Bank NV
2.45%, 06/04/20[b]	200	196,832
2.65%, 01/19/21[b]	750	737,130
4.75%, 07/28/25[b]	200	202,572
ADCB Finance Cayman Ltd.
2.63%, 03/10/20[d]	250	246,175
3.00%, 03/04/19[d]	200	199,770
Agricultural Bank of China Ltd./New York
2.75%, 05/21/20	250	246,690

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Akbank Turk AS
5.13%, 03/31/25[d]	$200	$189,762
(5 year USD Swap + 5.026%)
7.20%, 03/16/27 (Call 03/16/22)[a,d]	400	407,000
Alfa Bank AO Via Alfa Bond Issuance PLC
7.50%, 09/26/19[d]	200	205,588
Amber Circle Funding Ltd.
3.25%, 12/04/22[d]	200	195,910
ANZ New Zealand Int’l Ltd./London
2.75%, 01/22/21[b]	450	443,169
3.45%, 01/21/28[b]	250	239,458
Australia & New Zealand Banking Group Ltd.
4.88%, 01/12/21[b]	110	114,500
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	525	521,787
2.63%, 05/19/22	250	241,833
Axis Bank Ltd./Dubai
2.88%, 06/01/21[d]	200	194,360
BAC Capital Trust XI
6.63%, 05/23/36	250	299,687
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[d]	200	206,010
5.90%, 01/16/21[d]	100	103,109
Banco Davivienda SA
5.88%, 07/09/22[d]	200	209,566
Banco de Credito del Peru
4.25%, 04/01/23[d]	200	203,262
Banco do Brasil SA/Cayman Islands
5.38%, 01/15/21[d]	200	204,958
5.88%, 01/26/22[d]	200	204,306
5.88%, 01/19/23[d]	400	410,708
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/24[c,d]	150	147,095
Banco Santander Mexico SA
4.13%, 11/09/22[d]	400	399,344
Banco Santander SA
3.13%, 02/23/23	200	192,370

Security	Principal (000s)	Value
3.80%, 02/23/28	$200	$189,622
3.85%, 04/12/23	200	198,496
4.25%, 04/11/27	200	197,242
Banco Votorantim SA
7.38%, 01/21/20[d]	100	105,024
Bancolombia SA
5.13%, 09/11/22	87	89,435
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	200,114
Bank Nederlandse Gemeenten NV
2.38%, 03/16/26[b]	250	235,568
2.50%, 02/16/21[b]	250	247,415
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	25	24,422
2.33%, 10/01/21 (Call 10/01/20)[a,f]	289	282,471
2.37%, 07/21/21 (Call 07/21/20)[a,f]	35	34,329
2.50%, 10/21/22 (Call 10/21/21)	345	329,875
2.63%, 10/19/20	200	197,300
2.63%, 04/19/21	325	319,446
2.74%, 01/23/22 (Call 01/23/21)[a,f]	264	259,530
2.82%, 07/21/23 (Call 07/21/22)[a,f]	35	33,837
2.88%, 04/24/23 (Call 04/24/22)[a,f]	315	306,218
3.00%, 12/20/23 (Call 12/20/22)[a,b,f]	530	514,301
3.09%, 10/01/25 (Call 10/01/24)[a,f]	10	9,512
3.25%, 10/21/27 (Call 10/21/26)	150	139,568
3.30%, 01/11/23	260	256,875
3.37%, 01/23/26 (Call 01/23/25)[a,f]	36	34,608
3.42%, 12/20/28 (Call 12/20/27)[a,b,f]	487	456,363
3.50%, 04/19/26	250	241,058
3.55%, 03/05/24 (Call 03/05/23)[a,f]	100	99,215
3.59%, 07/21/28 (Call 07/21/27)[a,f]	49	46,798
3.71%, 04/24/28 (Call 04/24/27)[a,f]	394	378,642

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
3.82%, 01/20/28 (Call 01/20/27)[a,f]	$138	$134,321
3.88%, 08/01/25	380	376,945
3.95%, 01/23/49 (Call 01/23/48)[a,f]	25	23,025
4.00%, 04/01/24	75	75,968
4.00%, 01/22/25	350	345,268
4.10%, 07/24/23	85	86,915
4.13%, 01/22/24	125	127,893
4.20%, 08/26/24	1,025	1,026,783
4.24%, 04/24/38 (Call 04/24/37)[a,f]	410	402,985
4.25%, 10/22/26	75	74,351
4.44%, 01/20/48 (Call 01/20/47)[a,f]	215	215,660
4.45%, 03/03/26	150	150,843
4.88%, 04/01/44	5	5,315
5.00%, 01/21/44	122	131,693
5.63%, 07/01/20	40	42,042
5.88%, 02/07/42	61	73,296
6.11%, 01/29/37	100	116,380
7.75%, 05/14/38	150	204,621
Series L
2.25%, 04/21/20	135	132,964
4.18%, 11/25/27 (Call 11/25/26)	190	185,001
4.75%, 04/21/45	75	76,631
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	200	206,094
Bank of China Ltd.
5.00%, 11/13/24[d]	300	306,798
Bank of China Ltd./Hong Kong
3.13%, 01/23/19[d]	200	199,928
(3 mo. LIBOR US + 0.770%)
3.13%, 02/14/20[a,d]	800	800,896
Bank of China Ltd./Luxembourg
2.25%, 07/12/21[d]	200	192,094
Bank of Communications Co. Ltd.
(5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[a,d]	200	200,940
Bank of Montreal
1.50%, 07/18/19	50	49,208
1.90%, 08/27/21	285	272,819

Security	Principal (000s)	Value
2.10%, 06/15/20	$83	$81,305
2.55%, 11/06/22 (Call 10/06/22)	125	120,229
3.80%, 12/15/32 (Call 12/15/27)[a,f]	35	32,850
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	176	170,628
2.20%, 08/16/23 (Call 06/16/23)	5	4,688
2.30%, 09/11/19 (Call 08/11/19)	35	34,775
2.45%, 11/27/20 (Call 10/27/20)	14	13,785
2.45%, 08/17/26 (Call 05/17/26)	250	225,988
2.50%, 04/15/21 (Call 03/15/21)	225	220,948
2.60%, 08/17/20 (Call 07/17/20)	180	178,708
2.60%, 02/07/22 (Call 01/07/22)	185	180,449
2.66%, 05/16/23 (Call 05/16/22)[a,f]	10	9,684
2.80%, 05/04/26 (Call 02/04/26)	75	70,212
2.95%, 01/29/23 (Call 12/29/22)	265	259,530
3.00%, 10/30/28 (Call 07/30/28)	125	113,781
3.25%, 05/16/27 (Call 02/16/27)	320	305,891
3.30%, 08/23/29 (Call 05/23/29)	81	74,936
3.40%, 05/15/24 (Call 04/15/24)	175	173,215
3.44%, 02/07/28 (Call 02/07/27)[a,f]	220	212,601
3.65%, 02/04/24 (Call 01/05/24)	75	75,384
5.45%, 05/15/19	1	1,029
Series G
2.15%, 02/24/20 (Call 01/24/20)	190	187,597
2.20%, 05/15/19 (Call 04/15/19)	50	49,783
3.00%, 02/24/25 (Call 01/24/25)	45	43,087
Bank of Nova Scotia (The)
1.65%, 06/14/19	405	399,694
2.05%, 06/05/19	50	49,595
2.15%, 07/14/20	35	34,285
2.35%, 10/21/20	650	637,468
2.45%, 03/22/21	75	73,355
2.45%, 09/19/22	150	143,987
2.70%, 03/07/22	140	136,455
2.80%, 07/21/21	150	148,107
3.13%, 04/20/21	100	99,691
4.50%, 12/16/25	100	100,709
Bank One Corp.
7.63%, 10/15/26	50	61,096

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	$490	$481,494
5.14%, 10/14/20	110	113,249
Barclays PLC
2.75%, 11/08/19	200	198,710
2.88%, 06/08/20	400	395,680
3.20%, 08/10/21	200	197,352
3.25%, 01/12/21	200	198,306
4.38%, 01/12/26	400	395,608
4.95%, 01/10/47	200	199,878
5.20%, 05/12/26	200	200,154
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	100	96,587
2.15%, 02/01/21 (Call 01/01/21)	100	97,486
2.45%, 01/15/20 (Call 12/15/19)	590	584,660
2.63%, 06/29/20 (Call 05/29/20)	400	396,364
2.75%, 04/01/22 (Call 03/01/22)	50	48,886
2.85%, 10/26/24 (Call 09/26/24)	100	95,245
5.25%, 11/01/19	35	36,114
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	158,376
6.75%, 09/30/22[d]	200	216,798
7.25%, 04/22/20[d]	100	104,963
BNP Paribas SA
3.38%, 01/09/25[b]	500	478,495
4.38%, 03/01/33 (Call 03/01/28)[a,b,f]	200	192,770
4.63%, 03/13/27[b]	200	200,144
5.00%, 01/15/21	225	236,014
7.20%, (Call 06/25/37)[a,b,f,g]	100	109,681
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	130	128,705
BNZ International Funding Ltd./London
2.40%, 02/21/20[b]	250	246,605
2.75%, 03/02/21[b]	250	245,740
3.38%, 03/01/23[b]	500	492,025
BPCE SA
2.50%, 07/15/19	250	248,457
2.75%, 12/02/21	250	244,460
3.38%, 12/02/26	250	238,848
3.50%, 10/23/27[b]	250	233,815

Security	Principal (000s)	Value
4.00%, 04/15/24	$250	$251,122
4.50%, 03/15/25[b]	1,450	1,441,604
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	250	245,755
Caixa Economica Federal
3.50%, 11/07/22[d]	250	236,205
4.50%, 10/03/18[d]	150	150,795
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	49	48,126
2.10%, 10/05/20	108	105,336
2.55%, 06/16/22	275	266,849
2.70%, 02/02/21	164	161,570
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	85	83,109
2.50%, 05/12/20 (Call 04/12/20)	25	24,627
3.05%, 03/09/22 (Call 02/09/22)	74	72,413
3.20%, 01/30/23 (Call 12/30/22)	200	194,090
3.20%, 02/05/25 (Call 01/05/25)	135	127,501
3.30%, 10/30/24 (Call 09/30/24)	100	95,440
3.50%, 06/15/23	330	323,037
3.75%, 04/24/24 (Call 03/24/24)	175	172,195
3.75%, 07/28/26 (Call 06/28/26)	100	93,611
3.75%, 03/09/27 (Call 02/09/27)	300	285,138
3.80%, 01/31/28 (Call 12/31/27)	25	23,772
4.20%, 10/29/25 (Call 09/29/25)	260	254,215
4.75%, 07/15/21	75	77,923
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	450	442,534
2.40%, 09/05/19 (Call 08/05/19)	300	297,324
CBQ Finance Ltd.
3.25%, 06/13/21[d]	200	195,062
China Construction Bank Asia Corp. Ltd.
4.25%, 08/20/24 (Call 08/20/19)[a,d,f]	200	200,780
China Development Bank
2.50%, 10/09/20[d]	200	196,166
3.38%, 01/24/27[d]	200	190,958
China Development Bank Corp./Hong Kong
(3 mo. LIBOR US + 0.700%)
2.73%, 03/06/22[a,d]	200	199,986

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
China Everbright Bank Co. Ltd.
2.50%, 03/08/20[d]	$200	$195,832
CIT Group Inc.
3.88%, 02/19/19	50	50,236
5.00%, 08/15/22	70	71,574
5.00%, 08/01/23	100	101,886
5.25%, 03/07/25 (Call 12/07/24)	50	51,063
5.38%, 05/15/20	50	51,649
6.13%, 03/09/28	50	51,812
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,000	979,940
CITIC Ltd.
3.70%, 06/14/26[d]	200	186,522
6.80%, 01/17/23[d]	200	221,930
Citigroup Inc.
2.05%, 06/07/19	400	396,748
2.40%, 02/18/20	150	148,374
2.65%, 10/26/20	226	222,963
2.70%, 03/30/21	235	231,170
2.70%, 10/27/22 (Call 09/27/22)	225	216,812
2.75%, 04/25/22 (Call 03/25/22)	785	762,965
2.88%, 07/24/23 (Call 07/24/22)[a,f]	554	535,895
2.90%, 12/08/21 (Call 11/08/21)	350	343,535
3.14%, 01/24/23 (Call 01/24/22)[a,f]	25	24,560
3.20%, 10/21/26 (Call 07/21/26)	605	563,951
3.30%, 04/27/25	35	33,525
3.40%, 05/01/26	50	47,259
3.50%, 05/15/23	65	63,721
3.52%, 10/27/28 (Call 10/27/27)[a,f]	28	26,367
3.67%, 07/24/28 (Call 07/24/27)[a,f]	586	559,196
3.88%, 10/25/23	25	25,125
3.88%, 03/26/25	157	152,664
3.88%, 01/24/39 (Call 01/24/38)[a,f]	25	23,194
3.89%, 01/10/28 (Call 01/10/27)[a,f]	15	14,577
4.00%, 08/05/24	200	198,372
4.05%, 07/30/22	100	101,134
4.13%, 07/25/28	348	335,375

Security	Principal (000s)	Value
4.28%, 04/24/48 (Call 04/24/47)[a,f]	$228	$220,298
4.30%, 11/20/26	108	106,540
4.40%, 06/10/25	106	105,927
4.45%, 09/29/27	600	594,906
4.60%, 03/09/26	276	278,418
4.65%, 07/30/45	220	226,983
4.75%, 05/18/46	145	141,384
5.30%, 05/06/44	150	159,552
5.50%, 09/13/25	59	63,006
5.88%, 01/30/42	89	106,308
6.63%, 06/15/32	359	428,948
6.68%, 09/13/43	50	62,763
8.13%, 07/15/39	65	94,312
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	245,865
2.25%, 10/30/20 (Call 09/30/20)	250	243,945
3.70%, 03/29/23 (Call 02/28/23)	250	249,705
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	215	214,729
4.35%, 08/01/25 (Call 07/03/25)	100	99,728
Commonwealth Bank of Australia
2.00%, 09/06/21[b]	125	119,714
2.50%, 09/18/22[b]	325	311,789
3.15%, 09/19/27[b]	275	258,159
3.45%, 03/16/23[b]	250	248,385
3.90%, 03/16/28[b]	250	247,840
3.90%, 07/12/47[b]	150	142,641
4.32%, 01/10/48[b]	250	238,935
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	246,470
Cooperatieve Rabobank UA
3.88%, 02/08/22	650	660,978
3.95%, 11/09/22	250	249,620
4.38%, 08/04/25	250	248,950
4.50%, 01/11/21	1	1,033
4.75%, 01/15/20[b]	100	102,800
5.25%, 05/24/41	67	77,973
5.25%, 08/04/45	250	271,360
5.75%, 12/01/43	250	289,980
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	250	246,795

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.75%, 01/10/22	$250	$244,302
2.75%, 01/10/23	250	242,143
Credit Agricole SA
8.38%, (Call 10/13/19)[a,b,f,g]	100	106,269
Credit Agricole SA/London
3.38%, 01/10/22[b]	500	493,865
3.75%, 04/24/23[b]	250	247,922
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[d]	200	194,060
Credit Suisse AG/New York NY
3.00%, 10/29/21	250	247,617
3.63%, 09/09/24	250	247,092
5.40%, 01/14/20	250	259,342
Credit Suisse Group AG
3.57%, 01/09/23 (Call 01/09/22)[b]	300	295,539
3.87%, 01/12/29 (Call 01/12/28)[a,b,f]	250	237,365
4.28%, 01/09/28 (Call 01/09/27)[b]	1,250	1,232,575
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	500	497,270
3.80%, 09/15/22	250	250,145
4.55%, 04/17/26	250	252,765
Deutsche Bank AG
2.85%, 05/10/19	100	99,772
2.95%, 08/20/20	13	12,777
3.13%, 01/13/21	100	98,187
3.38%, 05/12/21	75	73,990
4.25%, 10/14/21	450	454,311
4.30%, 05/24/28 (Call 05/24/23)[a,f]	200	190,494
Deutsche Bank AG/London
3.70%, 05/30/24	205	195,798
Deutsche Bank AG/New York NY
2.70%, 07/13/20	265	259,644
3.15%, 01/22/21	300	294,645
4.88%, 12/01/32 (Call 12/01/27)[a,f]	250	230,050
Development Bank of Japan Inc.
1.63%, 09/01/21[b]	200	190,406
2.50%, 10/18/22[d]	200	194,190

Security	Principal (000s)	Value
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[d]	$200	$199,692
Dexia Credit Local SA
2.38%, 09/20/22[b]	1,000	967,810
DIB Sukuk Ltd.
3.66%, 02/14/22[d]	600	590,220
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	248,707
DNB Bank ASA
2.13%, 10/02/20[b]	200	194,992
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[b]	200	255,298
Emirates NBD PJSC
3.25%, 11/19/19[d]	200	200,030
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	300	289,746
3.50%, 03/15/22 (Call 02/15/22)	100	99,965
3.95%, 03/14/28 (Call 02/14/28)	100	99,053
4.30%, 01/16/24 (Call 12/16/23)	135	137,234
8.25%, 03/01/38	145	202,487
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	196,338
2.20%, 10/30/20 (Call 09/30/20)	200	195,302
3.85%, 03/15/26 (Call 02/15/26)	200	196,046
First Abu Dhabi Bank PJSC
3.00%, 03/30/22[d]	200	194,328
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	100	100,223
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)[b]	50	49,986
8.25%, 04/15/25 (Call 04/15/21)[b]	30	30,033
Goldman Sachs Capital I
6.35%, 02/15/34	250	292,245
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	40	39,575
2.35%, 11/15/21 (Call 11/15/20)	525	505,848
2.55%, 10/23/19	975	970,369
2.60%, 04/23/20 (Call 03/23/20)	100	99,058
2.63%, 04/25/21 (Call 03/25/21)	50	48,946

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.75%, 09/15/20 (Call 08/15/20)	$230	$227,629
2.88%, 02/25/21 (Call 01/25/21)	125	123,489
2.88%, 10/31/22 (Call 10/31/21)[a,f]	25	24,371
2.91%, 06/05/23 (Call 06/05/22)[a,f]	325	314,106
3.00%, 04/26/22 (Call 04/26/21)	150	146,603
3.20%, 02/23/23 (Call 01/23/23)	100	97,766
3.27%, 09/29/25 (Call 09/29/24)[a,f]	300	285,225
3.50%, 01/23/25 (Call 10/23/24)	500	483,620
3.63%, 01/22/23	255	254,105
3.69%, 06/05/28 (Call 06/05/27)[a,f]	57	54,263
3.75%, 05/22/25 (Call 02/22/25)	132	128,994
3.75%, 02/25/26 (Call 11/25/25)	455	441,195
3.81%, 04/23/29 (Call 04/23/28)[a,f]	150	143,382
3.85%, 07/08/24 (Call 04/08/24)	55	54,713
3.85%, 01/26/27 (Call 01/26/26)	205	198,106
4.00%, 03/03/24	200	200,920
4.02%, 10/31/38 (Call 10/31/37)[a,f]	91	84,397
4.22%, 05/01/29 (Call 05/01/28)[a,f]	300	295,200
4.25%, 10/21/25	315	312,162
4.75%, 10/21/45 (Call 04/21/45)	260	264,121
4.80%, 07/08/44 (Call 01/08/44)	250	255,860
5.15%, 05/22/45	225	234,295
5.25%, 07/27/21	300	317,238
5.38%, 03/15/20	50	52,101
5.75%, 01/24/22	125	134,550
5.95%, 01/15/27	22	24,150
6.13%, 02/15/33	89	103,792
6.25%, 02/01/41	120	145,181
6.45%, 05/01/36	185	218,145
6.75%, 10/01/37	575	697,757
HSBC Bank PLC
4.13%, 08/12/20[b]	100	102,075
HSBC Holdings PLC
2.65%, 01/05/22	200	193,942
2.95%, 05/25/21	200	197,712

Security	Principal (000s)	Value
3.26%, 03/13/23 (Call 03/13/22)[a,f]	$500	$492,265
4.00%, 03/30/22	55	56,060
4.25%, 03/14/24	200	199,460
4.25%, 08/18/25	200	198,024
4.30%, 03/08/26	900	912,249
5.10%, 04/05/21	375	393,802
5.25%, 03/14/44	250	268,922
6.10%, 01/14/42	200	256,182
6.50%, 05/02/36	350	429,292
6.50%, 09/15/37	200	246,082
6.80%, 06/01/38	212	269,789
HSBC USA Inc.
2.25%, 06/23/19	100	99,269
2.35%, 03/05/20	150	148,044
2.75%, 08/07/20	100	99,218
3.50%, 06/23/24	200	196,576
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	25	23,991
3.15%, 03/14/21 (Call 02/14/21)	46	45,892
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	250	239,998
2.88%, 08/20/20 (Call 07/20/20)	250	248,392
ICICI Bank Ltd./Dubai
3.25%, 09/09/22[d]	600	575,610
3.50%, 03/18/20[d]	200	199,042
IDBI Bank Ltd./DIFC Dubai
3.75%, 01/25/19[d]	200	199,626
Industrial & Commercial Bank of China Ltd.
4.88%, 09/21/25[d]	200	202,728
Industrial & Commercial Bank of China Ltd./Dubai DIFC
2.63%, 05/26/20[d]	200	196,546
Industrial & Commercial Bank of China Ltd./Hong Kong (3 mo. LIBOR US + 0.965%)
2.86%, 02/21/22 [a,d]	1,000	1,004,960
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	250	249,435
Industrial & Commercial Bank of China Ltd./Singapore
2.00%, 05/10/19[d]	200	197,566

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
ING Bank NV
2.50%, 10/01/19[b]	$250	$248,112
ING Groep NV
3.95%, 03/29/27	200	196,382
Intesa Sanpaolo SpA
3.38%, 01/12/23[b]	200	193,700
3.88%, 01/12/28[b]	550	513,700
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[d]	200	200,876
6.20%, 12/21/21[d]	600	623,988
JPMorgan Chase & Co.
2.20%, 10/22/19	250	247,717
2.25%, 01/23/20 (Call 12/23/19)	270	266,838
2.30%, 08/15/21 (Call 08/15/20)	80	77,578
2.55%, 03/01/21 (Call 02/01/21)	425	416,636
2.70%, 05/18/23 (Call 03/18/23)	425	407,290
2.75%, 06/23/20 (Call 05/23/20)	150	149,003
2.95%, 10/01/26 (Call 07/01/26)	350	323,645
2.97%, 01/15/23 (Call 01/15/22)	395	384,983
3.13%, 01/23/25 (Call 10/23/24)	775	739,179
3.20%, 06/15/26 (Call 03/15/26)	132	124,648
3.22%, 03/01/25 (Call 03/01/24)[a,f]	31	29,860
3.25%, 09/23/22	225	222,721
3.30%, 04/01/26 (Call 01/01/26)	340	323,836
3.38%, 05/01/23	271	265,331
3.51%, 01/23/29 (Call 01/23/28)[a,f]	500	474,495
3.54%, 05/01/28 (Call 05/01/27)[a,f]	160	152,918
3.63%, 05/13/24	25	24,802
3.63%, 12/01/27 (Call 12/01/26)	75	70,367
3.78%, 02/01/28 (Call 02/01/27)[a,f]	21	20,351
3.88%, 02/01/24	75	75,480
3.88%, 09/10/24	200	197,082
3.88%, 07/24/38 (Call 07/24/37)[a,f]	350	326,770
3.90%, 07/15/25 (Call 04/15/25)	225	223,794
3.90%, 01/23/49 (Call 01/23/48)[a,f]	25	22,684
3.96%, 11/15/48 (Call 11/15/47)[a,f]	25	22,925

Security	Principal (000s)	Value
4.03%, 07/24/48 (Call 07/24/47)[a,f]	$52	$48,505
4.13%, 12/15/26	170	168,470
4.25%, 10/15/20	460	472,001
4.25%, 10/01/27	50	49,478
4.26%, 02/22/48 (Call 02/22/47)[a,f]	240	232,565
4.40%, 07/22/20	120	123,350
4.63%, 05/10/21	125	129,815
4.85%, 02/01/44	115	122,971
4.95%, 06/01/45	105	109,568
5.50%, 10/15/40	32	36,872
5.60%, 07/15/41	15	17,446
5.63%, 08/16/43	1,129	1,286,225
6.40%, 05/15/38	250	314,092
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)[a,f]	250	247,877
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 06/13/18)[d]	100	99,729
KEB Hana Bank
2.50%, 01/27/21[d]	200	194,210
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	245,832
3.40%, 05/20/26	250	237,703
KeyCorp.
2.90%, 09/15/20	259	257,192
4.10%, 04/30/28	250	249,367
5.10%, 03/24/21	108	113,296
KfW
0.00%, 04/18/36[h]	150	84,408
0.00%, 06/29/37[h]	100	53,966
1.00%, 07/15/19	195	191,550
1.25%, 09/30/19	500	491,015
1.50%, 09/09/19	140	138,054
1.50%, 04/20/20	1,185	1,158,515
1.50%, 06/15/21	900	864,891
1.63%, 05/29/20	400	391,528
1.63%, 03/15/21	180	174,283
1.75%, 10/15/19	100	98,833
1.75%, 03/31/20	50	49,159
1.88%, 06/30/20	2,035	2,000,629

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.00%, 11/30/21	$250	$242,640
2.00%, 09/29/22	100	96,142
2.00%, 10/04/22	100	96,145
2.00%, 05/02/25	955	891,817
2.13%, 03/07/22	395	384,023
2.13%, 06/15/22	470	455,848
2.13%, 01/17/23	635	611,810
2.13%, 08/07/23[d]	25	23,958
2.50%, 11/20/24	400	387,136
2.63%, 01/25/22	65	64,411
2.75%, 09/08/20	65	65,029
2.75%, 10/01/20	275	275,030
4.00%, 01/27/20	475	486,001
4.88%, 06/17/19	100	102,640
Korea Development Bank (The)
2.00%, 09/12/26[c]	200	173,688
2.50%, 01/13/21	200	195,176
3.00%, 09/14/22	400	390,088
3.00%, 01/13/26	200	188,748
3.38%, 09/16/25	200	194,120
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	100	90,234
2.00%, 01/13/25	150	140,279
2.38%, 03/24/21[d]	220	217,360
2.38%, 06/10/25[c]	200	191,066
Series 29
1.38%, 10/23/19	400	393,172
Series 37
2.50%, 11/15/27	25	23,736
Lloyds Bank PLC
2.70%, 08/17/20	250	247,752
6.38%, 01/21/21	9	9,720
Lloyds Banking Group PLC
3.00%, 01/11/22	200	196,236
3.75%, 01/11/27	200	191,538
4.34%, 01/09/48	275	249,791
4.50%, 11/04/24	200	199,736
4.58%, 12/10/25	200	197,716
Macquarie Bank Ltd.
2.60%, 06/24/19[b]	350	348,208
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)[a,b,f]	25	23,933

Security	Principal (000s)	Value
3.76%, 11/28/28 (Call 11/28/27)[a,b,f]	$50	$46,671
4.15%, 03/27/24 (Call 03/27/23)[a,b,f]	200	199,078
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	250	241,218
2.63%, 01/25/21 (Call 12/25/20)	250	246,600
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	320	309,181
2.95%, 03/01/21	200	197,946
3.29%, 07/25/27	110	104,566
3.46%, 03/02/23	515	511,374
3.68%, 02/22/27	100	98,179
3.78%, 03/02/25	290	288,480
3.85%, 03/01/26	400	398,376
Mitsubishi UFJ Trust & Banking Corp.
2.65%, 10/19/20[b]	250	246,132
Mizuho Financial Group Inc.
2.63%, 04/12/21[b]	200	195,388
3.17%, 09/11/27	250	234,218
3.55%, 03/05/23	500	495,855
3.66%, 02/28/27	200	195,372
4.35%, 10/20/25[b]	250	250,660
Morgan Stanley
2.38%, 07/23/19	275	273,575
2.50%, 04/21/21	200	195,314
2.63%, 11/17/21	225	219,013
2.65%, 01/27/20	550	546,672
2.75%, 05/19/22	275	266,739
2.80%, 06/16/20	145	143,972
3.13%, 01/23/23	150	146,582
3.13%, 07/27/26	200	186,490
3.59%, 07/22/28 (Call 07/22/27)[a,f]	81	76,899
3.63%, 01/20/27	173	166,853
3.70%, 10/23/24	36	35,529
3.74%, 04/24/24 (Call 04/24/23)[a,f]	275	274,535
3.75%, 02/25/23	230	230,869
3.77%, 01/24/29 (Call 01/24/28)[a,f]	300	288,459
3.88%, 01/27/26	113	111,401

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
3.95%, 04/23/27	$125	$120,088
4.00%, 07/23/25	180	179,417
4.10%, 05/22/23	54	54,346
4.30%, 01/27/45	465	448,432
4.35%, 09/08/26	150	149,049
4.38%, 01/22/47	149	145,056
4.46%, 04/22/39 (Call 04/22/38)[a,f]	200	197,724
4.88%, 11/01/22	520	539,916
5.00%, 11/24/25	150	155,522
5.50%, 01/26/20	300	312,225
5.50%, 07/28/21	180	191,293
5.63%, 09/23/19	290	300,402
6.38%, 07/24/42	302	378,663
7.25%, 04/01/32	202	260,592
7.30%, 05/13/19	875	914,839
Series F
3.88%, 04/29/24	114	113,993
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	9	8,855
3.00%, 02/10/25 (Call 01/10/25)	125	119,491
MUFG Bank Ltd.
2.30%, 03/05/20[b]	250	246,012
National Australia Bank Ltd./New York
2.50%, 05/22/22	500	482,140
2.63%, 07/23/20	650	643,201
Nederlandse Waterschapsbank NV
2.38%, 03/24/26[b]	200	188,384
NongHyup Bank
2.88%, 07/17/22[d]	200	192,808
Nordea Bank AB
2.25%, 05/27/21[b]	200	193,886
Northern Trust Corp.
2.38%, 08/02/22	50	48,240
3.38%, 08/23/21	245	247,575
3.95%, 10/30/25	25	25,353
NRW Bank
1.25%, 07/29/19[d]	250	245,807
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	205	198,758
1.75%, 01/24/20	25	24,624
1.88%, 01/20/21	100	97,520

Security	Principal (000s)	Value
2.38%, 10/01/21	$250	$245,697
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[i]	350	339,451
2.45%, 11/05/20 (Call 10/06/20)[i]	300	294,930
2.63%, 02/17/22 (Call 01/18/22)[i]	250	242,980
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[i,j]	25	24,318
3.15%, 05/19/27 (Call 04/19/27)[i]	60	56,948
3.90%, 04/29/24 (Call 03/29/24)[i]	50	50,079
5.13%, 02/08/20 [i]	19	19,703
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 06/15/25 (Call 06/15/20)[b]	25	25,149
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	199,704
RBC USA Holdco Corp.
5.25%, 09/15/20	25	26,140
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	175	168,793
3.20%, 02/08/21 (Call 01/08/21)	5	4,978
Royal Bank of Canada
2.15%, 10/26/20	240	234,401
2.35%, 10/30/20	400	392,648
2.50%, 01/19/21	275	270,113
2.75%, 02/01/22	100	97,908
3.20%, 04/30/21	500	500,180
4.65%, 01/27/26	165	168,010
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200	196,820
4.80%, 04/05/26	250	255,207
5.13%, 05/28/24	250	254,140
6.00%, 12/19/23	250	265,097
6.10%, 06/10/23	100	106,169
6.13%, 12/15/22	200	211,822
7.65%, (Call 09/30/31)[a,f,g]	65	81,714

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	$275	$271,483
2.70%, 05/24/19 (Call 04/24/19)	136	135,471
3.40%, 01/18/23 (Call 12/18/22)	5	4,845
3.70%, 03/28/22 (Call 02/28/22)	25	24,792
4.40%, 07/13/27 (Call 06/13/27)	50	48,883
4.50%, 07/17/25 (Call 04/17/25)	125	125,916
Santander UK Group Holdings PLC
2.88%, 10/16/20	394	389,733
2.88%, 08/05/21	200	195,620
3.13%, 01/08/21	8	7,943
3.57%, 01/10/23 (Call 01/10/22)	200	196,424
Santander UK PLC
2.35%, 09/10/19	3	2,974
2.38%, 03/16/20	38	37,461
4.00%, 03/13/24	300	302,634
5.00%, 11/07/23[b]	200	205,682
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[d]	200	198,580
Shinhan Bank Co. Ltd.
3.88%, 03/24/26[d]	200	191,092
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	246,455
2.63%, 11/17/20[b]	250	246,542
2.80%, 03/11/22	250	244,585
Societe Generale SA
2.63%, 09/16/20[b]	250	246,392
4.75%, 11/24/25[b]	200	201,852
5.20%, 04/15/21[b]	200	210,008
Standard Chartered PLC
2.25%, 04/17/20[b]	200	196,036
3.05%, 01/15/21[b]	400	396,164
3.89%, 03/15/24 (Call 03/15/23)[a,b,f]	200	197,306
4.05%, 04/12/26[b]	400	390,456
7.01%, (Call 07/30/37)[a,b,f,g]	100	112,769
State Bank of India/London
3.62%, 04/17/19[d]	200	200,356
State Street Corp.
1.95%, 05/19/21	30	29,001
2.55%, 08/18/20	234	232,261

Security	Principal (000s)	Value
2.65%, 05/15/23 (Call 05/15/22)[a,f]	$100	$96,839
2.65%, 05/19/26	175	161,938
3.10%, 05/15/23	85	83,547
3.30%, 12/16/24	100	98,328
3.55%, 08/18/25	60	59,685
3.70%, 11/20/23	297	301,791
4.38%, 03/07/21	75	77,683
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	247,805
2.51%, 01/17/20	250	247,460
3.65%, 07/23/25	250	248,240
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	240,145
2.63%, 07/14/26	45	40,900
2.78%, 10/18/22	225	216,941
2.85%, 01/11/22	350	341,890
2.93%, 03/09/21	475	470,236
3.01%, 10/19/26	100	93,394
3.10%, 01/17/23	250	244,260
3.35%, 10/18/27[c]	260	248,373
3.36%, 07/12/27	40	38,237
3.45%, 01/11/27	25	24,097
3.54%, 01/17/28	250	241,823
Suncorp-Metway Ltd.
2.38%, 11/09/20[b]	250	244,292
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	225	215,874
2.59%, 01/29/21 (Call 01/29/20)[a,f]	6	5,947
3.00%, 02/02/23 (Call 01/02/23)	150	146,612
3.30%, 05/15/26 (Call 04/15/26)	200	189,008
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	135	134,658
2.70%, 01/27/22 (Call 12/27/21)	345	335,661
2.90%, 03/03/21 (Call 02/03/21)	175	173,147
4.00%, 05/01/25 (Call 03/01/25)	200	200,894
SVB Financial Group
3.50%, 01/29/25	35	33,974
Svenska Handelsbanken AB
2.25%, 06/17/19	250	248,445
2.40%, 10/01/20	500	491,150

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.45%, 03/30/21	$250	$244,347
Swedbank AB
2.20%, 03/04/20[b]	200	196,938
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	100	95,943
TC Ziraat Bankasi AS
5.13%, 09/29/23[d]	200	191,494
Toronto-Dominion Bank (The)
1.45%, 08/13/19	350	344,018
1.80%, 07/13/21	259	247,785
1.85%, 09/11/20	100	97,326
1.90%, 10/24/19	275	271,166
2.13%, 07/02/19	25	24,818
2.13%, 04/07/21	50	48,478
2.25%, 11/05/19	50	49,548
2.50%, 12/14/20	225	221,506
2.55%, 01/25/21	275	270,680
3.63%, 09/15/31 (Call 09/15/26)[a,f]	230	217,631
Turkiye Garanti Bankasi AS
5.88%, 03/16/23[d]	200	200,684
Turkiye Is Bankasi AS
5.00%, 04/30/20[d]	400	398,072
5.38%, 10/06/21[d]	400	394,592
Turkiye Vakiflar Bankasi TAO
(5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[a,d]	200	199,992
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	3	2,945
2.95%, 07/15/22 (Call 06/15/22)	195	190,981
3.00%, 03/15/22 (Call 02/15/22)	250	247,627
3.10%, 04/27/26 (Call 03/27/26)	50	46,984
3.60%, 09/11/24 (Call 08/11/24)	50	49,457
3.70%, 01/30/24 (Call 12/29/23)	150	151,553
3.90%, 04/26/28 (Call 03/24/28)	100	100,312
4.13%, 05/24/21 (Call 04/23/21)	27	27,793
Series V
2.38%, 07/22/26 (Call 06/22/26)	375	336,499
2.63%, 01/24/22 (Call 12/23/21)	119	116,514
Series X
3.15%, 04/27/27 (Call 03/27/27)	100	94,739

Security	Principal (000s)	Value
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	$250	$236,943
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)[b]	400	391,752
UBS AG/Stamford CT
2.38%, 08/14/19	750	744,907
UBS Group Funding Switzerland AG
2.95%, 09/24/20[b]	220	218,062
3.00%, 04/15/21[b]	250	246,517
3.49%, 05/23/23 (Call 05/23/22)[b]	200	196,384
4.13%, 04/15/26[b]	200	198,350
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)[a,b,f]	200	199,694
United Bank for Africa PLC
7.75%, 06/08/22[d]	400	411,980
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18[d]	200	200,008
Wachovia Corp.
6.55%, 10/15/35	200	237,072
Wells Fargo & Co.
2.10%, 07/26/21	200	192,142
2.50%, 03/04/21	207	202,719
2.55%, 12/07/20	1,750	1,724,432
2.63%, 07/22/22	13	12,508
3.00%, 02/19/25	433	407,561
3.00%, 04/22/26	250	230,835
3.00%, 10/23/26	140	128,983
3.07%, 01/24/23 (Call 01/24/22)	81	78,886
3.30%, 09/09/24	530	510,915
3.50%, 03/08/22	300	299,742
3.55%, 09/29/25	275	266,010
3.58%, 05/22/28 (Call 05/22/27)[a,f]	510	486,091
3.90%, 05/01/45	134	122,940
4.10%, 06/03/26	400	391,404
4.40%, 06/14/46	100	93,390
4.60%, 04/01/21	275	284,754
4.65%, 11/04/44	70	67,610
4.75%, 12/07/46	101	99,614

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.90%, 11/17/45	$445	$452,801
5.38%, 11/02/43	158	169,752
5.61%, 01/15/44	450	497,137
Series M
3.45%, 02/13/23	125	122,644
Series N
2.15%, 01/30/20	725	715,205
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	495,740
2.40%, 01/15/20	250	247,702
Westpac Banking Corp.
1.60%, 08/19/19	75	73,736
1.65%, 05/13/19	141	139,256
2.10%, 05/13/21	25	24,167
2.30%, 05/26/20	450	442,935
2.50%, 06/28/22	90	86,730
2.60%, 11/23/20	450	443,826
2.65%, 01/25/21	125	123,324
2.70%, 08/19/26	300	274,956
2.75%, 01/11/23	115	111,261
2.80%, 01/11/22	105	103,064
2.85%, 05/13/26	100	92,962
3.35%, 03/08/27	200	191,666
3.40%, 01/25/28	200	191,302
4.32%, 11/23/31 (Call 11/23/26)[a,f]	50	48,941
4.88%, 11/19/19	215	221,250
Woori Bank
2.63%, 07/20/21[d]	200	193,934
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[d]	200	201,332

		157,332,024
BEVERAGES — 0.70%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	200	193,006
2.65%, 02/01/21 (Call 01/01/21)	1,011	999,293
3.30%, 02/01/23 (Call 12/01/22)	250	247,985
3.65%, 02/01/26 (Call 11/01/25)	550	538,560
3.70%, 02/01/24	325	326,531
4.00%, 01/17/43	400	367,976
4.63%, 02/01/44	225	226,334
4.70%, 02/01/36 (Call 08/01/35)	365	375,107
4.90%, 02/01/46 (Call 08/01/45)	565	585,374

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$170	$164,517
3.50%, 01/12/24 (Call 12/12/23)	55	54,701
3.75%, 01/15/22	350	355,894
3.75%, 07/15/42	50	44,523
4.00%, 04/13/28 (Call 01/13/28)	315	313,466
4.38%, 04/15/38 (Call 10/15/37)	365	360,737
4.44%, 10/06/48 (Call 04/06/48)	200	195,218
4.60%, 04/15/48 (Call 10/15/47)	470	467,706
4.75%, 04/15/58 (Call 10/15/57)	50	50,019
6.88%, 11/15/19	87	92,131
8.20%, 01/15/39	75	109,202
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)[b]	100	88,235
4.45%, 05/15/25 (Call 03/15/25)[b]	100	99,686
4.70%, 05/15/28 (Call 02/15/28)[b]	100	99,615
5.15%, 05/15/38 (Call 11/15/37)[b]	100	99,201
5.30%, 05/15/48 (Call 11/15/47)[b]	100	98,654
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	120	118,148
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	50	49,051
Coca-Cola Co. (The)
1.38%, 05/30/19	25	24,698
1.55%, 09/01/21	375	358,001
1.88%, 10/27/20	1,875	1,832,906
2.25%, 09/01/26	150	136,111
2.88%, 10/27/25	200	191,478
2.90%, 05/25/27	175	165,888
3.20%, 11/01/23	350	349,279
Constellation Brands Inc.
2.00%, 11/07/19	58	57,117
2.25%, 11/06/20	11	10,749
2.70%, 05/09/22 (Call 04/09/22)	24	23,181
3.70%, 12/06/26 (Call 09/06/26)	25	24,113
3.75%, 05/01/21	25	25,221
4.25%, 05/01/23	200	204,210

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.50%, 05/09/47 (Call 11/09/46)	$200	$194,482
4.75%, 12/01/25	50	51,890
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[b]	100	99,351
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	260	250,726
5.88%, 09/30/36	100	123,484
Diageo Investment Corp.
2.88%, 05/11/22	125	122,982
4.25%, 05/11/42	150	154,753
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	10	8,723
3.40%, 11/15/25 (Call 08/15/25)	35	33,070
3.43%, 06/15/27 (Call 03/15/27)	110	102,344
4.50%, 11/15/45 (Call 05/15/45)[b]	25	23,515
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	150	144,504
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)[b]	275	264,792
4.35%, 03/29/47 (Call 09/29/46)[b]	50	50,074
Molson Coors Brewing Co.
1.45%, 07/15/19	75	73,591
2.10%, 07/15/21 (Call 06/15/21)	215	206,183
2.25%, 03/15/20 (Call 02/15/20)	50	49,120
3.00%, 07/15/26 (Call 04/15/26)	155	142,101
4.20%, 07/15/46 (Call 01/15/46)	275	251,867
5.00%, 05/01/42	30	30,926
PepsiCo Inc.
1.55%, 05/02/19	103	102,062
1.70%, 10/06/21 (Call 09/06/21)	100	95,756
2.00%, 04/15/21 (Call 03/15/21)	50	48,698
2.15%, 10/14/20 (Call 09/14/20)	700	688,737
2.25%, 05/02/22 (Call 04/02/22)	100	96,739
2.38%, 10/06/26 (Call 07/06/26)	305	277,858
2.75%, 03/05/22	70	69,231
2.75%, 03/01/23	15	14,695
3.00%, 08/25/21	25	25,010
3.00%, 10/15/27 (Call 07/15/27)	50	47,279

Security	Principal (000s)	Value
3.10%, 07/17/22 (Call 05/17/22)	$50	$49,906
3.45%, 10/06/46 (Call 04/06/46)	50	44,676
3.60%, 03/01/24 (Call 12/01/23)	75	76,102
4.00%, 05/02/47 (Call 11/02/46)	200	195,402
4.45%, 04/14/46 (Call 10/14/45)	375	393,071
4.88%, 11/01/40	72	80,582
5.50%, 01/15/40	100	121,134
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)[b]	150	143,833

		15,073,071
BIOTECHNOLOGY — 0.33%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[b]	55	54,674
Amgen Inc.
1.90%, 05/10/19	25	24,788
2.13%, 05/01/20 (Call 04/01/20)	50	49,154
2.20%, 05/22/19 (Call 04/22/19)	15	14,920
2.20%, 05/11/20	25	24,582
2.25%, 08/19/23 (Call 06/19/23)	100	93,525
2.60%, 08/19/26 (Call 05/19/26)	275	248,055
2.65%, 05/11/22 (Call 04/11/22)	75	72,755
3.13%, 05/01/25 (Call 02/01/25)	100	95,641
3.63%, 05/15/22 (Call 02/15/22)	50	50,290
3.63%, 05/22/24 (Call 02/22/24)	275	273,991
3.88%, 11/15/21 (Call 08/15/21)	125	127,160
4.10%, 06/15/21 (Call 03/15/21)	110	112,707
4.40%, 05/01/45 (Call 11/01/44)	275	266,819
4.56%, 06/15/48 (Call 12/15/47)	249	246,308
4.66%, 06/15/51 (Call 12/15/50)	297	297,092
4.95%, 10/01/41	150	160,125
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	50	49,442
4.00%, 06/23/25 (Call 03/23/25)	540	529,378
5.25%, 06/23/45 (Call 12/23/44)	140	147,416
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	35	36,289
Biogen Inc.
2.90%, 09/15/20	175	173,960
4.05%, 09/15/25 (Call 06/15/25)	275	275,894
5.20%, 09/15/45 (Call 03/15/45)	280	293,734

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Celgene Corp.
2.25%, 05/15/19	$2	$1,987
2.88%, 08/15/20	200	198,564
3.25%, 08/15/22	165	162,241
3.25%, 02/20/23 (Call 01/20/23)	250	244,217
3.45%, 11/15/27 (Call 08/15/27)	25	23,369
3.55%, 08/15/22	150	149,295
3.88%, 08/15/25 (Call 05/15/25)	325	318,822
4.00%, 08/15/23	125	125,769
4.55%, 02/20/48 (Call 08/20/47)	50	47,107
4.63%, 05/15/44 (Call 11/15/43)	116	110,397
5.00%, 08/15/45 (Call 02/15/45)	155	155,835
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	25	23,808
2.50%, 09/01/23 (Call 07/01/23)	25	23,873
2.55%, 09/01/20	370	367,077
2.95%, 03/01/27 (Call 12/01/26)	35	32,717
3.25%, 09/01/22 (Call 07/01/22)	50	49,884
3.50%, 02/01/25 (Call 11/01/24)	100	98,930
3.65%, 03/01/26 (Call 12/01/25)	100	98,904
3.70%, 04/01/24 (Call 01/01/24)	100	100,772
4.15%, 03/01/47 (Call 09/01/46)	490	468,019
4.40%, 12/01/21 (Call 09/01/21)	50	51,950
4.50%, 02/01/45 (Call 08/01/44)	275	273,586
4.75%, 03/01/46 (Call 09/01/45)	225	232,722
5.65%, 12/01/41 (Call 06/01/41)	50	58,364
Sotera Health Topco Inc.
8.13% (8.88% PIK), 11/01/21 (Call 05/31/18)[b,e]	25	25,224

		7,162,132
BUILDING MATERIALS — 0.15%
Atrium Windows & Doors Inc.
7.75%, 05/01/19 (Call 05/01/18)[b]	20	20,000
BMC East LLC
5.50%, 10/01/24 (Call 10/01/19)[b]	25	24,739
Boise Cascade Co.
5.63%, 09/01/24 (Call 09/01/19)[b]	25	25,304
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[b]	125	123,766

Security	Principal (000s)	Value
Griffon Corp.
5.25%, 03/01/22 (Call 05/31/18)	$50	$49,998
Holcim U.S. Finance Sarl & Cie. SCS
6.00%, 12/30/19[b]	100	104,191
James Hardie International Finance DAC
4.75%, 01/15/25 (Call 01/15/21)[b]	250	243,765
Jeld-Wen Inc.
4.88%, 12/15/27 (Call 12/15/22)[b]	50	47,387
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[j]	50	49,518
3.90%, 02/14/26 (Call 11/14/25)	90	89,536
4.25%, 03/01/21	25	25,610
4.50%, 02/15/47 (Call 08/15/46)	265	261,335
6.00%, 01/15/36	50	58,289
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	75	71,754
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)	40	39,913
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	50	47,095
3.50%, 12/15/27 (Call 09/15/27)	75	70,383
4.25%, 12/15/47 (Call 06/15/47)	25	22,467
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,013
3.50%, 11/15/27 (Call 08/15/27)	150	140,350
4.38%, 04/01/26 (Call 01/01/26)	25	25,168
4.45%, 04/01/25 (Call 01/01/25)	275	279,108
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	50	47,096
4.20%, 12/15/22 (Call 09/15/22)	175	177,746
4.30%, 07/15/47 (Call 01/15/47)	25	21,976
4.40%, 01/30/48 (Call 07/30/47)	50	44,465
7.00%, 12/01/36	43	53,015
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[b]	80	74,646
5.00%, 02/15/27 (Call 02/15/22)[b]	50	48,128

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
5.38%, 11/15/24 (Call 11/15/19)[b]	$200	$202,220
5.50%, 02/15/23 (Call 02/15/19)[b]	25	25,845
6.00%, 10/15/25 (Call 10/15/20)[b]	95	98,608
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)[b]	25	24,321
6.13%, 07/15/23 (Call 07/15/18)	75	76,568
U.S. Concrete Inc.
6.38%, 06/01/24 (Call 06/01/19)	80	82,788
USG Corp.
4.88%, 06/01/27 (Call 06/01/22)[b]	100	100,004
Votorantim Cimentos SA
7.25%, 04/05/41[d]	200	217,766
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	50,873
4.50%, 06/15/47 (Call 12/15/46)	125	115,880

		3,331,634
CHEMICALS — 0.67%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)[b]	200	187,284
Alpek SAB de CV
4.50%, 11/20/22[d]	400	396,452
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	50	50,529
6.88%, 05/15/43 (Call 02/15/43)	50	53,624
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	100	114,890
10.00%, 10/15/25 (Call 10/15/20)	25	29,308
Bluestar Finance Holdings Ltd.
4.38%, 06/11/20[d]	200	201,238
Braskem Finance Ltd.
5.75%, 04/15/21[d]	200	207,538
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	25	23,413
Celanese U.S. Holdings LLC
4.63%, 11/15/22	50	51,544
5.88%, 06/15/21	50	53,247

Security	Principal (000s)	Value
CF Industries Inc.
3.45%, 06/01/23	$75	$71,507
4.50%, 12/01/26[b]	25	25,030
4.95%, 06/01/43	100	83,734
5.15%, 03/15/34	70	63,953
5.38%, 03/15/44	75	65,765
7.13%, 05/01/20	50	53,279
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	50	49,494
6.63%, 05/15/23 (Call 05/31/18)	100	105,107
7.00%, 05/15/25 (Call 05/15/20)	75	80,690
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22[d]	400	386,088
4.13%, 07/19/27[d]	200	185,230
Cornerstone Chemical Co.
6.75%, 08/15/24 (Call 08/15/20)[b]	80	79,496
CVR Partners LP/CVR Nitrogen Finance Corp.
9.25%, 06/15/23 (Call 06/15/19)[b]	56	57,669
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	200	195,024
3.50%, 10/01/24 (Call 07/01/24)	75	73,345
4.13%, 11/15/21 (Call 08/15/21)	275	281,017
4.25%, 11/15/20 (Call 08/15/20)	50	51,224
4.25%, 10/01/34 (Call 04/01/34)	75	73,534
4.38%, 11/15/42 (Call 05/15/42)	325	315,380
4.63%, 10/01/44 (Call 04/01/44)	75	75,177
5.25%, 11/15/41 (Call 05/15/41)	65	70,246
7.38%, 11/01/29	25	31,828
8.55%, 05/15/19	350	370,559
9.40%, 05/15/39	100	156,958
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	537	533,676
3.60%, 08/15/22 (Call 05/15/22)	13	12,996
3.80%, 03/15/25 (Call 12/15/24)	76	75,975
4.65%, 10/15/44 (Call 04/15/44)	60	60,799
4.80%, 09/01/42 (Call 03/01/42)	191	198,145
EI du Pont de Nemours & Co.
2.80%, 02/15/23	275	265,815
3.63%, 01/15/21	25	25,332
4.15%, 02/15/43	245	231,968

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.63%, 01/15/20	$250	$256,915
4.90%, 01/15/41	25	26,127
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	190	191,269
5.20%, 12/15/19	252	258,953
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/18)	150	140,812
10.00%, 04/15/20 (Call 05/31/18)	25	24,666
10.38%, 02/01/22 (Call 02/01/19)[b]	105	101,997
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/31/18)[c]	25	19,636
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)	50	51,940
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[b,c]	200	201,676
Ingevity Corp.
4.50%, 02/01/26 (Call 02/01/21)[b]	25	24,104
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	200	195,362
INVISTA Finance LLC
4.25%, 10/15/19[b]	25	25,092
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA
8.38%, 12/01/22 (Call 06/01/19)[b]	25	25,620
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 04/15/25 (Call 04/15/20)[b]	100	103,301
Lubrizol Corp. (The)
6.50%, 10/01/34	25	32,717
LYB International Finance BV
4.00%, 07/15/23	125	126,007
4.88%, 03/15/44 (Call 09/15/43)	275	281,185
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	170	161,259

Security	Principal (000s)	Value
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	$185	$176,090
5.75%, 04/15/24 (Call 01/15/24)	200	217,316
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	50	48,582
Mexichem SAB de CV
5.50%, 01/15/48 (Call 07/15/47)[d]	200	182,582
5.88%, 09/17/44[c,d]	200	191,672
Monsanto Co.
2.13%, 07/15/19	125	123,867
3.95%, 04/15/45 (Call 10/15/44)	25	22,030
4.20%, 07/15/34 (Call 01/15/34)	150	144,624
4.40%, 07/15/44 (Call 01/15/44)	179	168,881
4.70%, 07/15/64 (Call 01/15/64)	75	69,286
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	25	24,145
4.05%, 11/15/27 (Call 08/15/27)	50	47,315
4.25%, 11/15/23 (Call 08/15/23)	295	295,499
5.63%, 11/15/43 (Call 05/15/43)	45	44,734
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[b]	70	67,901
4.88%, 06/01/24 (Call 03/03/24)[d]	100	97,002
5.00%, 05/01/25 (Call 01/31/25)[b]	75	72,219
5.25%, 08/01/23 (Call 08/01/18)[b]	65	65,196
5.25%, 06/01/27 (Call 03/03/27)[d]	50	48,103
Nufarm Australia Ltd./Nufarm Americas Inc.
5.75%, 04/30/26 (Call 04/30/21)[b]	80	79,698
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	125	116,660
3.15%, 10/01/22 (Call 07/01/22)	200	195,286
3.38%, 03/15/25 (Call 12/15/24)	10	9,520
3.63%, 03/15/24 (Call 12/15/23)	35	34,295
4.88%, 03/30/20	25	25,657
5.25%, 01/15/45 (Call 07/15/44)	115	121,977
5.63%, 12/01/40	30	33,623

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
5.88%, 12/01/36	$5	$5,649
6.50%, 05/15/19	60	62,218
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	25	23,824
5.13%, 09/15/27 (Call 03/15/22)	125	122,450
Perstorp Holding AB
8.50%, 06/30/21 (Call 11/18/18)[b]	200	209,728
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)[b]	100	97,553
6.50%, 02/01/22 (Call 05/31/18)[b]	100	102,461
PolyOne Corp.
5.25%, 03/15/23	25	25,617
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	2	1,983
3.20%, 03/15/23 (Call 02/15/23)	25	24,705
3.60%, 11/15/20	25	25,284
3.75%, 03/15/28 (Call 12/15/27)	65	64,377
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)[b]	50	49,567
6.75%, 11/15/22 (Call 05/15/19)[b]	25	26,494
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	300	284,349
3.55%, 11/07/42 (Call 05/07/42)	35	32,804
Rain CII Carbon LLC/CII Carbon Corp.
7.25%, 04/01/25 (Call 04/01/20)[b]	100	103,265
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	50	48,397
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	35	34,658
4.25%, 01/15/48 (Call 07/15/47)	25	22,897
5.25%, 06/01/45 (Call 12/01/44)	25	26,879
6.13%, 10/15/19	2	2,083
Sherwin-Williams Co. (The)
2.25%, 05/15/20	471	462,852
2.75%, 06/01/22 (Call 05/01/22)	90	87,236

Security	Principal (000s)	Value
3.45%, 08/01/25 (Call 05/01/25)	$25	$24,177
3.45%, 06/01/27 (Call 03/01/27)	125	118,000
4.50%, 06/01/47 (Call 12/01/46)	112	109,685
Sinochem Offshore Capital Co. Ltd.
3.12%, 05/24/22[d]	200	193,396
Syngenta Finance NV
3.13%, 03/28/22	325	309,790
4.89%, 04/24/25 (Call 02/24/25)[b]	200	197,926
TPC Group Inc.
8.75%, 12/15/20 (Call 05/31/18)[b]	75	74,920
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.38%, 09/01/25 (Call 09/01/20)[b]	50	49,258
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)[b]	75	72,877
Tronox Inc.
6.50%, 04/15/26 (Call 04/15/21)[b]	100	99,295
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)	100	96,678
Versum Materials Inc.
5.50%, 09/30/24 (Call 09/30/21)[b]	25	25,546
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	215	203,771
4.38%, 11/15/47 (Call 05/15/47)	90	84,289
WR Grace & Co.-Conn
5.13%, 10/01/21[b]	25	25,731

		14,380,174
COAL — 0.02%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.50%, 05/01/25 (Call 05/01/20)[b]	25	26,383
China Shenhua Overseas Capital Co. Ltd.
3.88%, 01/20/25[d]	200	196,896

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	$21	$21,160
Foresight Energy LLC/Foresight Energy Finance Corp.
11.50%, 04/01/23 (Call 04/01/20)[b]	25	21,093
Murray Energy Corp.
11.25%, 04/15/21 (Call 05/31/18)[b]	50	21,767
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	25	25,678
6.38%, 03/31/25 (Call 03/31/20)[b,c]	25	26,066
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%, 06/15/25 (Call 06/15/20)[b]	90	93,235
Warrior Met Coal Inc.
8.00%, 11/01/24 (Call 11/01/20)[b]	25	25,436

		457,714
COMMERCIAL SERVICES — 0.41%
ACE Cash Express Inc.
12.00%, 12/15/22 (Call 12/15/19)[b]	35	38,850
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)[d]	200	184,642
ADT Corp. (The)
3.50%, 07/15/22	150	140,287
4.13%, 06/15/23	125	117,090
4.88%, 07/15/32[b]	75	61,672
5.25%, 03/15/20	25	25,515
6.25%, 10/15/21	25	26,119
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/31/18)[b]	50	48,244
APTIM Corp.
7.75%, 06/15/25 (Call 06/15/20)[b]	100	87,193

Security	Principal (000s)	Value
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/18)	$19	$18,907
7.63%, 09/01/23 (Call 09/01/19)	44	41,070
7.88%, 12/01/22 (Call 12/01/18)	150	151,500
8.75%, 12/01/20 (Call 05/31/18)	50	49,260
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)[b]	200	190,462
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	546	539,399
3.38%, 09/15/25 (Call 06/15/25)	95	94,232
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 05/31/18)[b]	50	49,856
5.25%, 03/15/25 (Call 03/15/20)[b]	50	47,865
5.50%, 04/01/23 (Call 05/31/18)[c]	125	123,787
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	239	241,966
5.25%, 10/01/25 (Call 07/01/25)	125	128,612
5.50%, 11/01/22 (Call 05/01/22)	5	5,254
Board of Trustees of The Leland Stanford Junior University (The)
3.65%, 05/01/48 (Call 11/01/47)	25	24,829
Booz Allen Hamilton Inc.
5.13%, 05/01/25 (Call 05/01/20)[b]	25	24,750
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)[b]	75	69,666
Cardtronics Inc./Cardtronics USA Inc.
5.50%, 05/01/25 (Call 05/01/20)[b]	60	55,647
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/31/18)[b]	25	25,813
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	30	31,273
DP World Ltd.
6.85%, 07/02/37[b]	320	381,590

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	$100	$96,078
2.70%, 11/01/26 (Call 08/01/26)	50	46,245
3.25%, 01/14/23 (Call 11/14/22)	215	213,168
3.25%, 12/01/27 (Call 09/01/27)	50	47,660
3.95%, 12/01/47 (Call 06/01/47)	160	151,664
4.35%, 12/08/21	65	67,410
5.50%, 12/08/41	14	16,492
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	25	24,493
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)[b]	125	123,955
3.85%, 11/15/24 (Call 08/15/24)[b]	100	99,830
5.63%, 03/15/42[b]	150	167,362
7.00%, 10/15/37[b]	100	127,880
Flexi-Van Leasing Inc.
10.00%, 02/15/23 (Call 02/15/20)[b]	25	24,909
Garda World Security Corp.
8.75%, 05/15/25 (Call 05/15/20)[b]	115	120,096
Gartner Inc.
5.13%, 04/01/25 (Call 04/01/20)[b]	50	50,251
George Washington University (The)
Series 2018
4.13%, 09/15/48 (Call 03/15/48)	25	24,878
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[b]	40	42,569
7.75%, 06/01/24 (Call 06/01/19)[b]	50	53,829
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[b]	75	62,929
5.88%, 10/15/20 (Call 05/31/18)	100	98,999
6.25%, 10/15/22 (Call 05/31/18)[c]	75	70,649
7.38%, 01/15/21 (Call 05/31/18)	50	49,581
7.63%, 06/01/22 (Call 06/01/19)[b]	75	76,424

Security	Principal (000s)	Value
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)[b]	$50	$47,884
4.75%, 02/15/25 (Call 11/15/24)[b]	80	80,374
5.00%, 11/01/22 (Call 08/01/22)[b]	25	25,883
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	50	50,881
Johns Hopkins University
Series 2013
4.08%, 07/01/53	25	25,216
Laureate Education Inc.
8.25%, 05/01/25 (Call 05/01/20)[b]	50	53,929
LSC Communications Inc.
8.75%, 10/15/23 (Call 10/15/19)[b]	25	25,573
Massachusetts Institute of Technology
4.68%, 07/01/14	160	171,670
5.60%, 07/01/11	175	226,480
Matthews International Corp.
5.25%, 12/01/25 (Call 12/01/20)[b]	16	15,693
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.
7.88%, 10/01/22 (Call 05/16/18)[b]	50	49,620
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/31/18)[c]	75	53,141
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	75	71,869
2.75%, 07/15/19 (Call 06/15/19)	27	26,919
3.25%, 01/15/28 (Call 10/15/27)	126	118,382
4.50%, 09/01/22 (Call 06/01/22)	44	45,577
5.25%, 07/15/44	50	57,012

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[b]	$50	$49,116
5.50%, 10/01/21 (Call 05/31/18)[b]	25	25,333
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/31/18)	50	50,051
5.00%, 04/15/22 (Call 05/31/18)[b]	175	176,118
Northwestern University
3.66%, 12/01/57 (Call 06/01/57)	40	39,086
3.87%, 12/01/48	25	24,957
4.64%, 12/01/44	50	57,165
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	110	98,177
3.30%, 07/15/56 (Call 01/15/56)	200	181,518
3.62%, 10/01/37	15	14,748
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[b]	146	156,654
RR Donnelley & Sons Co.
6.00%, 04/01/24[c]	50	48,789
7.88%, 03/15/21	50	52,317
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	50	46,450
4.00%, 06/15/25 (Call 03/15/25)	85	85,830
4.40%, 02/15/26 (Call 11/15/25)	100	103,592
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	50	48,958
5.38%, 01/15/22 (Call 05/31/18)	75	76,340
5.38%, 05/15/24 (Call 05/15/19)	25	25,654
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[b]	50	48,529
Sotheby’s
4.88%, 12/15/25 (Call 12/15/20)[b]	50	48,124
Team Health Holdings Inc.
6.38%, 02/01/25 (Call 02/01/20)[b,c]	90	78,615

Security	Principal (000s)	Value
TMS International Corp.
7.25%, 08/15/25 (Call 08/15/20)b	$40	$41,583
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,117
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	50	50,812
4.63%, 10/15/25 (Call 10/15/20)	80	77,700
4.88%, 01/15/28 (Call 01/15/23)	200	189,342
5.50%, 07/15/25 (Call 07/15/20)	50	51,282
5.50%, 05/15/27 (Call 05/15/22)	80	79,414
5.75%, 11/15/24 (Call 05/15/19)	50	51,716
5.88%, 09/15/26 (Call 09/15/21)	150	156,181
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45	20	18,966
Series 2017
3.39%, 02/15/48 (Call 08/15/47)	85	79,332
University of Southern California
3.03%, 10/01/39	315	280,416
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	65	64,638
Weight Watchers International Inc.
8.63%, 12/01/25 (Call 12/01/20)[b]	25	26,816
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	75	74,337

		8,832,577
COMPUTERS — 0.72%
Apple Inc.
1.10%, 08/02/19	175	171,857
1.50%, 09/12/19	204	201,046
2.00%, 05/06/20	185	182,414
2.00%, 11/13/20	60	58,834
2.10%, 05/06/19	395	393,981
2.10%, 09/12/22 (Call 08/12/22)	25	23,928
2.25%, 02/23/21 (Call 01/23/21)	885	869,822
2.40%, 05/03/23	610	585,832
2.45%, 08/04/26 (Call 05/04/26)	25	22,937
2.50%, 02/09/22 (Call 01/09/22)	900	881,964
2.50%, 02/09/25	100	93,817
2.85%, 05/06/21	325	324,061
2.85%, 05/11/24 (Call 03/11/24)	105	101,644

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.90%, 09/12/27 (Call 06/12/27)	$250	$235,275
3.00%, 02/09/24 (Call 12/09/23)	175	171,274
3.00%, 11/13/27 (Call 08/13/27)	25	23,670
3.20%, 05/13/25	135	132,145
3.20%, 05/11/27 (Call 02/11/27)	276	266,232
3.25%, 02/23/26 (Call 11/23/25)	185	180,442
3.35%, 02/09/27 (Call 11/09/26)	180	175,813
3.45%, 05/06/24	105	104,993
3.45%, 02/09/45	325	290,443
3.75%, 11/13/47 (Call 05/13/47)	100	93,274
3.85%, 05/04/43	150	143,436
3.85%, 08/04/46 (Call 02/04/46)	97	92,049
4.25%, 02/09/47 (Call 08/09/46)	130	131,990
4.38%, 05/13/45	50	51,641
4.45%, 05/06/44	25	26,166
4.50%, 02/23/36 (Call 08/23/35)	100	107,591
4.65%, 02/23/46 (Call 08/23/45)	275	294,544
Conduent Finance Inc./Conduent Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[b]	78	92,233
Dell Inc.
5.88%, 06/15/19	100	102,755
6.50%, 04/15/38	25	24,656
7.10%, 04/15/28	75	81,885
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	630	631,997
4.42%, 06/15/21 (Call 05/15/21)[b]	719	732,891
5.45%, 06/15/23 (Call 04/15/23)[b]	110	115,680
5.88%, 06/15/21 (Call 06/15/18)[b]	175	179,790
6.02%, 06/15/26 (Call 03/15/26)[b]	475	504,825
7.13%, 06/15/24 (Call 06/15/19)[b]	250	266,352
8.10%, 07/15/36 (Call 01/15/36)[b]	130	154,066
8.35%, 07/15/46 (Call 01/15/46)[b]	275	337,210
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/19)	45	46,637

Security	Principal (000s)	Value
DXC Technology Co.
2.88%, 03/27/20	$4	$3,972
4.25%, 04/15/24 (Call 02/15/24)	25	25,245
4.45%, 09/18/22	175	178,391
4.75%, 04/15/27 (Call 01/15/27)	50	51,317
EMC Corp.
1.88%, 06/01/18	50	49,910
2.65%, 06/01/20	100	97,194
3.38%, 06/01/23 (Call 03/01/23)	100	93,214
Everi Payments Inc.
7.50%, 12/15/25 (Call 12/15/20)[b]	50	50,652
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[b]	100	100,407
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 06/14/18)[b]	25	25,358
8.38%, 08/15/22 (Call 02/15/19)[b]	50	51,123
9.25%, 03/01/21 (Call 05/31/18)[b]	75	77,363
Hewlett Packard Enterprise Co.
2.10%, 10/04/19[b]	235	231,689
3.60%, 10/15/20 (Call 09/15/20)	75	75,528
4.40%, 10/15/22 (Call 08/15/22)	195	200,401
4.90%, 10/15/25 (Call 07/15/25)	195	200,442
6.20%, 10/15/35 (Call 04/15/35)	154	162,265
6.35%, 10/15/45 (Call 04/15/45)	265	273,082
HP Inc.
6.00%, 09/15/41	165	172,880
IBM Credit LLC
1.80%, 01/20/21	110	106,606
3.00%, 02/06/23	100	98,307
International Business Machines Corp.
1.63%, 05/15/20	200	195,296
1.80%, 05/17/19	500	496,200
2.25%, 02/19/21	100	97,933
3.30%, 01/27/27	100	97,173
3.38%, 08/01/23	200	199,292
3.45%, 02/19/26	100	98,480

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
3.63%, 02/12/24	$100	$100,582
4.00%, 06/20/42	150	147,706
4.70%, 02/19/46	200	219,136
8.38%, 11/01/19	25	27,036
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/04/40)	25	24,380
Leidos Inc.
5.50%, 07/01/33	25	23,525
7.13%, 07/01/32	25	27,349
Lenovo Group Ltd.
3.88%, 03/16/22[d]	200	191,244
NCR Corp.
4.63%, 02/15/21 (Call 05/31/18)	25	24,998
5.00%, 07/15/22 (Call 05/31/18)	90	89,602
6.38%, 12/15/23 (Call 12/15/18)	75	77,599
NetApp Inc.
2.00%, 09/27/19	56	55,096
3.25%, 12/15/22 (Call 09/15/22)	150	146,455
3.30%, 09/29/24 (Call 07/29/24)	175	167,834
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	50	49,655
4.75%, 06/01/23	268	267,389
4.75%, 01/01/25	150	145,515
4.88%, 06/01/27 (Call 03/01/27)	145	135,810
5.75%, 12/01/34 (Call 06/01/34)	35	33,019
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[b]	50	31,001
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[b]	100	96,748
Western Digital Corp.
4.75%, 02/15/26 (Call 11/15/25)	145	143,047

		15,438,538
COSMETICS & PERSONAL CARE — 0.11%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[b]	75	76,263
Avon Products Inc.
6.60%, 03/15/20[c]	25	25,224
7.00%, 03/15/23	75	68,997

Security	Principal (000s)	Value
Colgate-Palmolive Co.
2.25%, 11/15/22	$250	$241,580
4.00%, 08/15/45	60	59,771
Coty Inc.
6.50%, 04/15/26 (Call 04/15/21)[b]	85	82,645
Edgewell Personal Care Co.
4.70%, 05/19/21	40	39,748
4.70%, 05/24/22	50	48,723
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	56	54,949
3.15%, 03/15/27 (Call 12/15/26)	50	48,376
4.38%, 06/15/45 (Call 12/15/44)	50	52,837
First Quality Finance Co. Inc.
5.00%, 07/01/25 (Call 07/01/20)[b]	95	91,200
High Ridge Brands Co.
8.88%, 03/15/25 (Call 03/15/20)[b]	6	5,189
Procter & Gamble Co. (The)
1.75%, 10/25/19	130	128,437
1.90%, 11/01/19	25	24,737
1.90%, 10/23/20	262	257,053
2.15%, 08/11/22	55	52,961
2.30%, 02/06/22	175	170,502
2.45%, 11/03/26	125	115,155
3.10%, 08/15/23	60	59,907
3.50%, 10/25/47	100	92,868
5.55%, 03/05/37	75	93,141
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/31/18)	50	37,045
6.25%, 08/01/24 (Call 08/01/19)	50	30,216
Unilever Capital Corp.
1.38%, 07/28/21	100	94,713
1.80%, 05/05/20	120	117,558
2.00%, 07/28/26	100	88,259
5.90%, 11/15/32	82	100,907

		2,358,961
DISTRIBUTION & WHOLESALE — 0.03%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/18)[b]	25	25,762

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 05/31/18)[b]	$105	$56,122
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 06/15/18)	25	25,252
H&E Equipment Services Inc.
5.63%, 09/01/25 (Call 09/01/20)	50	50,226
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[b]	100	105,142
KAR Auction Services Inc.
5.13%, 06/01/25 (Call 06/01/20)[b]	75	73,210
LKQ Corp.
4.75%, 05/15/23 (Call 06/14/18)	50	49,729
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	50	50,280
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[b]	25	25,883
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	22,595
4.20%, 05/15/47 (Call 11/15/46)	100	97,420
4.60%, 06/15/45 (Call 12/15/44)	125	129,230

		710,851
DIVERSIFIED FINANCIAL SERVICES — 1.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	300	300,129
4.25%, 07/01/20	200	202,904
4.50%, 05/15/21	150	153,411
4.63%, 10/30/20	150	153,787
4.63%, 07/01/22	150	153,409
5.00%, 10/01/21	150	155,946
Air Lease Corp.
2.13%, 01/15/20	216	211,846
2.50%, 03/01/21	25	24,335
2.63%, 07/01/22 (Call 06/01/22)	115	110,262
3.00%, 09/15/23 (Call 07/15/23)	560	533,770
3.25%, 03/01/25 (Call 01/01/25)	25	23,495
3.38%, 06/01/21 (Call 05/01/21)	30	29,822

Security	Principal (000s)	Value
3.63%, 12/01/27 (Call 09/01/27)	$65	$60,335
3.88%, 04/01/21 (Call 03/01/21)	100	100,993
4.25%, 09/15/24 (Call 06/15/24)	55	55,252
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	50	48,937
5.00%, 04/01/23	100	102,421
5.13%, 03/15/21	40	41,026
5.50%, 02/15/22	25	26,002
6.25%, 12/01/19	50	51,962
Alliance Data Systems Corp.
5.38%, 08/01/22 (Call 06/14/18)[b]	50	50,253
5.88%, 11/01/21 (Call 11/01/18)[b]	100	101,998
Ally Financial Inc.
3.75%, 11/18/19	50	50,130
4.13%, 03/30/20	50	50,232
4.13%, 02/13/22	50	49,882
4.25%, 04/15/21	67	67,377
4.63%, 05/19/22	50	50,474
4.63%, 03/30/25	50	49,671
4.75%, 09/10/18	50	50,272
5.13%, 09/30/24	150	154,045
5.75%, 11/20/25 (Call 10/20/25)	150	155,578
8.00%, 03/15/20	50	53,962
8.00%, 11/01/31	213	258,997
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	5	4,890
2.50%, 08/01/22 (Call 07/01/22)	32	30,732
2.65%, 12/02/22	25	24,051
3.40%, 02/27/23 (Call 01/27/23)	25	24,799
3.63%, 12/05/24 (Call 11/04/24)	125	122,449
4.05%, 12/03/42	166	161,702
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	195	191,603
1.88%, 05/03/19 (Call 04/03/19)	50	49,605
2.25%, 08/15/19	304	302,048
2.25%, 05/05/21 (Call 04/04/21)	515	502,094
2.38%, 05/26/20 (Call 04/25/20)	540	532,985
2.70%, 03/03/22 (Call 01/31/22)	35	34,244
3.30%, 05/03/27 (Call 04/03/27)	180	172,402
Series F
2.60%, 09/14/20 (Call 08/14/20)	50	49,498

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	$90	$83,824
3.70%, 10/15/24	165	165,041
4.00%, 10/15/23	275	281,666
7.30%, 06/28/19	80	83,902
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (Call 05/15/20)b	75	67,381
Azure Nova International Finance Ltd.
2.63%, 11/01/21[d]	200	191,130
Azure Orbit International Finance Ltd.
3.75%, 03/06/23[d]	200	197,970
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45[b]	25	24,632
5.00%, 06/15/44[b]	50	53,403
BOC Aviation Ltd.
3.88%, 04/27/26 (Call 01/27/26)[d]	400	381,768
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	250	238,387
4.25%, 06/02/26 (Call 03/02/26)	25	24,710
4.70%, 09/20/47 (Call 03/20/47)	25	23,930
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	250	248,112
Cboe Global Markets Inc.
3.65%, 01/12/27 (Call 10/12/26)	110	106,133
CCBL Cayman 1 Corp. Ltd.
2.75%, 05/31/21[d]	200	193,600
CDP Financial Inc.
3.15%, 07/24/24[b]	250	246,377
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	100	97,058
3.00%, 03/10/25 (Call 12/10/24)	25	24,105
3.20%, 03/02/27 (Call 12/02/26)	90	86,115
3.20%, 01/25/28 (Call 10/25/27)	90	85,119
3.45%, 02/13/26 (Call 11/13/25)	40	39,198
China Cinda Finance 2014 Ltd.
5.63%, 05/14/24[d]	200	210,240
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[d]	400	389,892

Security	Principal (000s)	Value
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24[d]	$600	$583,938
4.40%, 03/09/27[d]	200	191,420
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21[d]	200	191,312
3.13%, 08/31/22[d]	250	239,115
Citadel LP
5.38%, 01/17/23 (Call 12/17/22)[b]	35	35,333
CITIC Securities Finance MTN Co. Ltd.
3.25%, 04/20/22[d]	200	194,058
CME Group Inc.
3.00%, 09/15/22	175	172,714
3.00%, 03/15/25 (Call 12/15/24)	110	106,404
5.30%, 09/15/43 (Call 03/15/43)	200	239,200
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc.
8.50%, 12/15/22 (Call 06/15/20)[b]	50	50,447
CPPIB Capital Inc.
2.25%, 01/25/22[b]	500	486,655
Credit Suisse USA Inc.
7.13%, 07/15/32	100	130,191
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	50	48,277
3.85%, 11/21/22	5	4,960
3.95%, 11/06/24 (Call 08/06/24)	298	292,028
4.10%, 02/09/27 (Call 11/09/26)	169	163,484
5.20%, 04/27/22	25	26,076
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	65	63,028
3.80%, 08/24/27 (Call 05/24/27)	25	23,958
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	125	122,596
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/20)[b]	50	53,117
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[b]	50	52,612

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Fly Leasing Ltd.
5.25%, 10/15/24 (Call 10/15/20)	$200	$194,558
Franklin Resources Inc.
2.85%, 03/30/25	100	94,921
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	581	568,096
3.37%, 11/15/25	764	728,039
4.42%, 11/15/35	900	862,614
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	150	145,677
goeasy Ltd.
7.88%, 11/01/22 (Call 11/01/19)[b]	35	37,215
High Street Funding Trust I
4.11%, 02/15/28 (Call 11/15/27)[b]	150	149,002
HSBC Finance Corp.
6.68%, 01/15/21	5	5,387
Huarong Finance 2017 Co. Ltd.
4.75%, 04/27/27[d]	400	386,696
ICBCIL Finance Co. Ltd.
2.75%, 05/19/21[d]	200	193,300
3.38%, 04/05/22[d]	200	194,456
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	90	86,088
2.75%, 12/01/20 (Call 11/01/20)	35	34,684
3.10%, 09/15/27 (Call 06/15/27)	175	164,544
3.75%, 12/01/25 (Call 09/01/25)	270	270,497
4.00%, 10/15/23	195	199,226
International Lease Finance Corp.
4.63%, 04/15/21	50	51,282
5.88%, 08/15/22	390	417,791
6.25%, 05/15/19	385	397,435
8.25%, 12/15/20	125	139,180
8.63%, 01/15/22	50	57,948
Invesco Finance PLC
3.13%, 11/30/22	25	24,597
4.00%, 01/30/24	175	178,220
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	100	103,665

Security	Principal (000s)	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 05/31/18)[b]	$200	$199,464
7.38%, 04/01/20 (Call 05/31/18)[b]	200	201,834
Jefferies Group LLC
5.13%, 01/20/23	150	157,179
6.25%, 01/15/36	135	144,087
6.88%, 04/15/21	50	54,266
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	140	128,358
4.85%, 01/15/27	175	174,722
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[b]	65	65,082
5.25%, 10/01/25 (Call 10/01/20)[b]	70	66,769
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	50	46,912
Legg Mason Inc.
5.63%, 01/15/44	50	52,354
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 05/11/18)[b]	200	207,032
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)[b]	39	39,970
LPL Holdings Inc.
5.75%, 09/15/25 (Call 03/15/20)[b]	125	121,140
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	100	95,703
3.38%, 04/01/24	25	25,032
3.50%, 02/26/28 (Call 11/26/27)	180	179,159
3.80%, 11/21/46 (Call 05/21/46)	36	35,446
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	225	218,374
4.25%, 06/01/24 (Call 03/01/24)	85	85,787
5.55%, 01/15/20	100	103,932

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	$175	$167,596
2.40%, 04/25/22 (Call 03/25/22)	200	192,994
2.85%, 01/27/25 (Call 10/27/24)	30	28,639
3.05%, 02/15/22 (Call 11/15/21)	25	24,765
3.05%, 04/25/27 (Call 01/25/27)	100	94,578
3.25%, 11/01/25 (Call 08/01/25)	125	121,311
3.40%, 02/07/28 (Call 11/07/27)	100	97,247
4.02%, 11/01/32 (Call 05/01/32)	75	75,406
5.25%, 04/20/46 (Call 04/20/26)[a,f]	50	52,268
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 05/31/18)	50	50,682
9.63%, 05/01/19 (Call 06/14/18)	25	25,386
Navient Corp.
4.88%, 06/17/19	50	50,340
5.00%, 10/26/20	50	50,249
5.50%, 01/25/23	75	73,816
5.63%, 08/01/33	25	21,579
5.88%, 03/25/21	75	76,744
5.88%, 10/25/24	25	24,483
6.13%, 03/25/24	100	100,050
6.50%, 06/15/22	50	51,385
6.63%, 07/26/21	75	77,881
6.75%, 06/25/25[c]	125	126,355
7.25%, 01/25/22	75	79,535
7.25%, 09/25/23	25	26,187
8.00%, 03/25/20	200	213,000
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)b	70	69,313
Nomura Holdings Inc.
6.70%, 03/04/20	62	65,662
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[b]	25	25,884
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 05/31/18)[b]	25	25,924
ORIX Corp.
2.90%, 07/18/22	25	24,202
3.25%, 12/04/24	320	305,997

Security	Principal (000s)	Value
3.70%, 07/18/27	$75	$72,386
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.
6.38%, 12/15/22 (Call 12/15/19)[b]	25	25,616
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[d]	200	239,792
Protective Life Global Funding
2.00%, 09/14/21[b]	250	239,505
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)[b]	100	91,534
5.75%, 05/01/25 (Call 05/01/20)[b]	100	98,426
Raymond James Financial Inc.
3.63%, 09/15/26	150	144,996
4.95%, 07/15/46	150	156,789
Springleaf Finance Corp.
5.25%, 12/15/19	125	126,684
5.63%, 03/15/23	85	85,133
6.13%, 05/15/22	100	102,799
6.88%, 03/15/25	90	90,866
7.75%, 10/01/21	100	108,898
8.25%, 12/15/20	161	177,002
Stearns Holdings LLC
9.38%, 08/15/20 (Call 05/31/18)[b]	25	25,364
Stifel Financial Corp.
4.25%, 07/18/24	140	139,252
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	410	408,918
3.75%, 08/15/21 (Call 06/15/21)	25	25,091
3.95%, 12/01/27 (Call 09/01/27)	25	23,248
4.25%, 08/15/24 (Call 05/15/24)	194	190,675
4.50%, 07/23/25 (Call 04/24/25)	325	320,300
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	60	58,963
3.30%, 04/01/27 (Call 01/01/27)	85	82,089
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 06/01/25 (Call 06/01/20)[b]	50	49,649

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Travelport Corporate Finance PLC
6.00%, 03/15/26 (Call 03/15/21)[b]	$65	$66,461
VFH Parent LLC/Orchestra Co-Issuer Inc.
6.75%, 06/15/22 (Call 06/15/19)[b]	50	51,922
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	190	187,019
2.75%, 09/15/27 (Call 06/15/27)	50	46,639
2.80%, 12/14/22 (Call 10/14/22)	250	245,645
3.15%, 12/14/25 (Call 09/14/25)	650	633,919
4.15%, 12/14/35 (Call 06/14/35)	300	312,897
4.30%, 12/14/45 (Call 06/14/45)	355	369,083

		28,405,371
ELECTRIC — 2.19%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24[d]	200	195,566
6.25%, 09/16/19[b]	100	103,869
6.50%, 10/27/36[b]	100	116,826
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	50	47,697
3.80%, 10/01/47 (Call 04/01/47)	150	140,781
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	100	95,400
AES Corp./VA
4.00%, 03/15/21	25	25,151
4.50%, 03/15/23 (Call 03/15/20)	25	25,126
4.88%, 05/15/23 (Call 05/31/18)	140	140,848
5.13%, 09/01/27 (Call 09/01/22)	70	70,975
5.50%, 04/15/25 (Call 04/15/20)	49	50,224
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	75	70,948
4.15%, 08/15/44 (Call 02/15/44)	35	35,268
4.30%, 01/02/46 (Call 07/02/45)	50	51,773
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	131	129,211
3.65%, 02/15/26 (Call 11/15/25)	135	131,643
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	48,870
3.70%, 12/01/47 (Call 06/01/47)	75	71,091

Security	Principal (000s)	Value
American Electric Power Co. Inc.
2.15%, 11/13/20	$15	$14,616
3.20%, 11/13/27 (Call 08/13/27)	100	93,758
Series F
2.95%, 12/15/22 (Call 09/15/22)	150	146,271
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	100	102,698
7.00%, 04/01/38	25	33,602
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	100	93,777
4.35%, 11/15/45 (Call 05/15/45)	50	51,692
4.50%, 04/01/42 (Call 10/01/41)	25	26,444
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 02/01/23)[b]	250	250,362
4.35%, 08/01/28 (Call 05/01/28)[b]	250	251,132
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	95	91,246
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (Call 02/15/46)	125	113,421
Berkshire Hathaway Energy Co.
2.38%, 01/15/21[b]	65	63,665
2.80%, 01/15/23 (Call 12/15/22)[b]	215	208,690
3.25%, 04/15/28 (Call 01/15/28)[b]	230	219,521
3.75%, 11/15/23 (Call 08/15/23)	80	80,781
3.80%, 07/15/48 (Call 01/15/48)[b]	275	257,117
4.50%, 02/01/45 (Call 08/01/44)	235	243,707
5.15%, 11/15/43 (Call 05/15/43)	200	227,488
6.13%, 04/01/36	175	219,207
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[b]	110	105,378
5.38%, 01/15/23 (Call 10/15/18)	150	144,036
5.50%, 02/01/24 (Call 02/01/19)	25	22,929
5.75%, 01/15/25 (Call 10/15/19)[c]	175	160,538
5.88%, 01/15/24 (Call 11/01/18)[b]	125	125,894

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	$140	$139,238
4.50%, 04/01/44 (Call 10/01/43)	150	162,471
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	25	23,955
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[d]	200	204,012
China Clean Energy Development Ltd.
4.00%, 11/05/25[d]	200	196,174
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/27[d]	400	380,412
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	235	220,254
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)[b]	100	94,589
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27[d]	200	190,416
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	150	146,611
Comision Federal de Electricidad
4.88%, 01/15/24[d]	200	204,628
6.13%, 06/16/45[d]	200	216,456
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	165	152,501
2.95%, 08/15/27 (Call 05/15/27)	150	141,906
3.70%, 03/01/45 (Call 09/01/44)	25	23,547
3.75%, 08/15/47 (Call 02/15/47)	50	47,386
4.00%, 03/01/48 (Call 09/01/47)	100	99,361
4.60%, 08/15/43 (Call 02/15/43)	25	26,872
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	50	48,147
4.30%, 04/15/44 (Call 10/15/43)	10	10,470
6.35%, 06/01/36	15	19,151
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	50	47,888
3.95%, 03/01/43 (Call 09/01/42)	295	286,221

Security	Principal (000s)	Value
4.45%, 03/15/44 (Call 09/15/43)	$182	$189,780
5.70%, 06/15/40	25	30,450
Series 2017
3.88%, 06/15/47 (Call 12/15/46)	75	71,839
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	20	19,234
Consumers Energy Co.
3.95%, 07/15/47 (Call 01/15/47)	75	74,633
5.65%, 04/15/20	116	121,925
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	225	222,599
3.63%, 12/01/24 (Call 09/01/24)	175	171,920
3.90%, 10/01/25 (Call 07/01/25)	100	98,864
5.20%, 08/15/19	50	51,343
6.30%, 03/15/33	50	59,933
7.00%, 06/15/38	30	39,150
Series B
2.75%, 01/15/22 (Call 12/15/21)	100	96,809
2.75%, 09/15/22 (Call 06/15/22)	100	96,063
5.95%, 06/15/35	30	35,110
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	53,478
Series D
2.85%, 08/15/26 (Call 05/15/26)	200	182,616
Series F
5.25%, 08/01/33	25	27,373
DPL Inc.
6.75%, 10/01/19 (Call 09/01/19)	13	13,499
7.25%, 10/15/21 (Call 07/15/21)	78	84,826
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	50	47,547
3.75%, 08/15/47 (Call 02/15/47)	25	23,889
3.80%, 03/15/27 (Call 12/15/26)	50	49,034
4.30%, 07/01/44 (Call 01/01/44)	50	51,962
5.70%, 10/01/37	40	48,001
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	295	268,252
Series B
3.30%, 06/15/22 (Call 04/15/22)	20	19,774
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	218,392
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	25	24,070
2.95%, 12/01/26 (Call 09/01/26)	25	23,766

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
3.05%, 03/15/23 (Call 02/15/23)	$190	$188,508
3.88%, 03/15/46 (Call 09/15/45)	40	39,129
3.90%, 06/15/21 (Call 03/15/21)	150	153,336
3.95%, 03/15/48 (Call 09/15/47)	100	99,554
4.00%, 09/30/42 (Call 03/30/42)	375	373,177
5.30%, 02/15/40	25	29,405
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	625	593,462
2.65%, 09/01/26 (Call 06/01/26)	275	249,065
3.15%, 08/15/27 (Call 05/15/27)	25	23,338
3.75%, 04/15/24 (Call 01/15/24)	350	349,093
3.75%, 09/01/46 (Call 03/01/46)	460	412,510
3.95%, 08/15/47 (Call 02/15/47)	25	23,094
4.80%, 12/15/45 (Call 06/15/45)	100	106,083
Duke Energy Florida LLC
2.10%, 12/15/19	3	2,606
3.20%, 01/15/27 (Call 10/15/26)	300	289,263
6.35%, 09/15/37	85	111,801
6.40%, 06/15/38	204	269,339
Duke Energy Progress LLC
4.10%, 03/15/43 (Call 09/15/42)	25	25,134
4.20%, 08/15/45 (Call 02/15/45)	50	51,174
E.ON International Finance BV
6.65%, 04/30/38[b]	25	31,568
Edison International
2.40%, 09/15/22 (Call 08/15/22)	125	118,636
4.13%, 03/15/28 (Call 12/15/27)	150	149,200
EDP Finance BV
4.90%, 10/01/19[b]	100	102,313
Electricite de France SA
2.35%, 10/13/20 (Call 09/13/20)[b]	275	270,020
3.63%, 10/13/25 (Call 07/13/25)[b]	75	74,040
4.60%, 01/27/20[b]	100	102,489
4.75%, 10/13/35 (Call 04/13/35)[b]	900	935,883
4.88%, 01/22/44[b]	10	10,359
4.95%, 10/13/45 (Call 04/13/45)[b]	50	52,392
5.25%, (Call 01/29/23)[a,b,f,g]	100	100,537
5.25%, 10/13/55 (Call 04/13/55)[b]	300	324,147

Security	Principal (000s)	Value
6.00%, 01/22/14[b]	$41	$43,609
6.95%, 01/26/39[b]	25	32,523
Emera U.S. Finance LP
2.15%, 06/15/19	65	64,275
2.70%, 06/15/21 (Call 05/15/21)	50	48,707
3.55%, 06/15/26 (Call 03/15/26)	355	337,371
4.75%, 06/15/46 (Call 12/15/45)	250	248,882
Empresa Electrica Guacolda SA
4.56%, 04/30/25 (Call 01/30/25)[d]	200	186,686
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	75	72,418
Enel Finance International NV
3.63%, 05/25/27[b]	200	189,152
6.00%, 10/07/39[b]	150	173,746
Engie SA
2.88%, 10/10/22[b]	50	48,910
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	150	148,263
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	480	441,010
4.00%, 07/15/22 (Call 05/15/22)	75	76,047
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	175	158,508
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	25	23,069
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[d]	600	607,260
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	15	14,700
2.90%, 10/01/24 (Call 08/01/24)	105	99,790
3.35%, 03/15/26 (Call 12/15/25)	315	303,695
Series K
2.75%, 03/15/22 (Call 02/15/22)	50	48,741
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	75	72,772
2.85%, 06/15/20 (Call 05/15/20)	25	24,799
3.40%, 04/15/26 (Call 01/15/26)	160	152,829
3.50%, 06/01/22 (Call 05/01/22)	145	142,916
3.95%, 06/15/25 (Call 03/15/25)	842	837,015
4.45%, 04/15/46 (Call 10/15/45)	75	75,001
5.10%, 06/15/45 (Call 12/15/44)	30	32,901

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	$625	$622,669
4.25%, 06/15/22 (Call 03/15/22)	5	5,114
5.20%, 10/01/19	50	51,322
5.60%, 06/15/42 (Call 12/15/41)	90	91,676
6.25%, 10/01/39	110	118,270
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	75	72,232
Series B
3.90%, 07/15/27 (Call 04/15/27)	150	146,538
4.25%, 03/15/23 (Call 12/15/22)	400	405,952
Series C
4.85%, 07/15/47 (Call 01/15/47)	265	276,172
7.38%, 11/15/31	188	245,818
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	25	25,438
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	25	23,846
3.95%, 03/01/48 (Call 09/01/47)	25	24,861
4.05%, 06/01/42 (Call 12/01/41)	55	55,753
4.05%, 10/01/44 (Call 04/01/44)	55	55,661
4.13%, 02/01/42 (Call 08/01/41)	25	25,536
5.69%, 03/01/40	50	62,503
5.95%, 02/01/38	150	190,344
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	84	80,024
3.06%, 10/04/26 (Call 07/04/26)	275	252,279
Georgia Power Co.
4.30%, 03/15/42	211	211,158
5.40%, 06/01/40	165	188,326
Hongkong Electric Finance Ltd.
2.88%, 05/03/26[d]	200	184,966
Hydro-Quebec
9.38%, 04/15/30	75	114,652
Indiana Michigan Power Co.
Series L
3.75%, 07/01/47 (Call 01/01/47)	25	23,162
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	25	23,343
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	25	24,903
3.70%, 09/01/24 (Call 07/01/24)	105	101,684

Security	Principal (000s)	Value
Israel Electric Corp. Ltd.
5.63%, 06/21/18[d]	$200	$200,264
Series 6
5.00%, 11/12/24[d]	200	205,422
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[b]	70	66,995
3.25%, 06/30/26 (Call 03/30/26)	50	47,249
3.35%, 11/15/27 (Call 08/15/27)[b]	250	235,810
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	100	98,987
4.20%, 06/15/47 (Call 12/15/46)	25	24,604
4.20%, 03/15/48 (Call 09/15/47)	45	44,497
5.30%, 10/01/41 (Call 04/01/41)	25	28,193
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	57,884
Korea East-West Power Company Ltd.
2.63%, 06/19/22[d]	600	574,446
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	193,880
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	5	5,051
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	25,838
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	24,493
Majapahit Holding BV
7.75%, 01/20/20[d]	120	128,537
Mexico Generadora de Energia S de rl
5.50%, 12/06/32[d]	359	368,281
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	115	107,877
4.25%, 05/01/46 (Call 11/01/45)	175	180,649
4.40%, 10/15/44 (Call 04/15/44)	100	105,498
5.75%, 11/01/35	25	30,277
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[b]	25	29,550
Nevada Power Co.
2.75%, 04/15/20	50	49,832

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
New England Power Co.
3.80%, 12/05/47 (Call 06/05/47)[b]	$250	$236,727
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	15	14,452
3.55%, 05/01/27 (Call 02/01/27)	425	408,259
3.63%, 06/15/23 (Call 03/15/23)	75	74,591
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[b]	50	48,399
4.50%, 09/15/27 (Call 06/15/27)[b]	75	70,211
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[b]	100	102,485
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	25	23,884
3.40%, 08/15/42 (Call 02/15/42)	150	137,115
4.13%, 05/15/44 (Call 11/15/43)	50	50,976
5.35%, 11/01/39	10	11,819
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[b]	50	49,525
6.25%, 07/15/22 (Call 07/15/18)	100	102,774
6.25%, 05/01/24 (Call 05/01/19)	125	128,885
6.63%, 01/15/27 (Call 07/15/21)	100	102,880
7.25%, 05/15/26 (Call 05/15/21)	100	106,591
NRG Yield Operating LLC
5.00%, 09/15/26 (Call 09/15/21)	100	97,779
5.38%, 08/15/24 (Call 08/15/19)	50	50,076
NTPC Ltd.
4.38%, 11/26/24[d]	200	201,028
NV Energy Inc.
6.25%, 11/15/20	5	5,368
Oglethorpe Power Corp.
4.20%, 12/01/42	75	71,144
4.25%, 04/01/46 (Call 10/01/45)	100	94,459
5.38%, 11/01/40	25	28,305
Oklahoma Gas & Electric Co.
4.15%, 04/01/47 (Call 10/01/46)	25	25,369
OmGrid Funding Ltd.
5.20%, 05/16/27[d]	200	187,440

Security	Principal (000s)	Value
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)[b]	$85	$82,025
4.55%, 12/01/41 (Call 06/01/41)	25	26,914
5.30%, 06/01/42 (Call 12/01/41)	150	177,898
7.00%, 05/01/32	25	32,733
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	100	92,250
3.30%, 03/15/27 (Call 12/15/26)	55	51,586
3.40%, 08/15/24 (Call 05/15/24)	10	9,668
3.50%, 10/01/20 (Call 07/01/20)	75	75,262
3.50%, 06/15/25 (Call 03/15/25)	50	48,088
4.00%, 12/01/46 (Call 06/01/46)	80	73,874
4.25%, 03/15/46 (Call 09/15/45)	175	165,662
4.75%, 02/15/44 (Call 08/15/43)	25	25,429
5.13%, 11/15/43 (Call 05/15/43)	25	26,551
5.40%, 01/15/40	50	54,948
5.80%, 03/01/37	54	61,631
6.05%, 03/01/34	1,175	1,380,073
6.25%, 03/01/39	75	89,827
PacifiCorp
6.00%, 01/15/39	50	63,334
Pampa Energia SA
7.50%, 01/24/27 (Call 01/24/22)[d]	250	253,705
PECO Energy Co.
5.95%, 10/01/36	25	31,107
Perusahaan Listrik Negara PT
5.25%, 05/15/47[d]	200	190,500
5.50%, 11/22/21[d]	200	209,346
Pinnacle West Capital Corp.
2.25%, 11/30/20	52	50,669
PNM Resources Inc.
3.25%, 03/09/21	100	99,321
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	200	203,420
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	8	7,462
3.40%, 06/01/23 (Call 03/01/23)	25	24,606
3.95%, 03/15/24 (Call 12/15/23)	100	100,537
5.00%, 03/15/44 (Call 09/15/43)	25	26,858
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	50	49,799

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
3.95%, 06/01/47 (Call 12/01/46)	$250	$247,285
4.15%, 10/01/45 (Call 04/01/45)	25	25,324
PPL WEM Ltd./Western Power Distribution Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b]	125	130,687
Progress Energy Inc.
7.75%, 03/01/31	25	33,502
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	10	9,914
8.63%, 04/15/31	220	285,912
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	95,871
3.55%, 06/15/46 (Call 12/15/45)	100	90,764
3.80%, 06/15/47 (Call 12/15/46)	110	106,305
5.13%, 06/01/19	25	25,591
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	58,030
2.25%, 09/15/26 (Call 06/15/26)	100	90,010
3.60%, 12/01/47 (Call 06/01/47)	50	46,728
3.95%, 05/01/42 (Call 11/01/41)	15	14,899
4.05%, 05/01/45 (Call 11/01/44)	50	49,690
4.15%, 11/01/45 (Call 05/01/45)	50	50,506
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	50	47,951
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	200	196,532
6.50%, 12/15/20	15	16,107
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	25,833
5.76%, 10/01/39	81	99,141
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	92,104
3.00%, 08/15/21	100	99,423
Series RRR
3.75%, 06/01/47 (Call 12/01/46)	26	25,054
Saudi Electricity Global Sukuk Co.3
4.00%, 04/08/24[d]	400	396,768
5.50%, 04/08/44[d]	400	405,864
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	25	25,301
Sempra Energy
1.63%, 10/07/19	100	98,023

Security	Principal (000s)	Value
2.40%, 02/01/20	$100	$98,743
2.90%, 02/01/23 (Call 01/01/23)	50	48,544
3.25%, 06/15/27 (Call 03/15/27)	100	93,833
3.40%, 02/01/28 (Call 10/01/27)	50	47,295
3.55%, 06/15/24 (Call 03/15/24)	65	63,948
3.75%, 11/15/25 (Call 08/15/25)	100	98,473
3.80%, 02/01/38 (Call 08/01/37)	25	23,181
4.00%, 02/01/48 (Call 08/01/47)	25	22,984
6.00%, 10/15/39	335	403,494
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	25	23,114
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	40	37,994
4.60%, 06/15/43 (Call 12/15/42)	25	24,676
6.05%, 01/15/38	50	57,071
Southern California Edison Co.
1.85%, 02/01/22	3	2,787
3.65%, 03/01/28 (Call 12/01/27)	125	123,682
3.88%, 06/01/21 (Call 03/01/21)	125	127,401
4.00%, 04/01/47 (Call 10/01/46)	75	73,334
4.65%, 10/01/43 (Call 04/01/43)	105	113,320
6.00%, 01/15/34	42	50,953
Series 05-E
5.35%, 07/15/35	85	97,266
Series 06-E
5.55%, 01/15/37	100	117,874
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	25	24,064
Series C
3.60%, 02/01/45 (Call 08/01/44)	50	45,790
Southern Co. (The)
1.85%, 07/01/19	323	319,037
2.15%, 09/01/19 (Call 08/01/19)	200	197,680
2.35%, 07/01/21 (Call 06/01/21)	300	291,171
2.75%, 06/15/20 (Call 05/15/20)	50	49,552
2.95%, 07/01/23 (Call 05/01/23)	221	213,128
3.25%, 07/01/26 (Call 04/01/26)	771	723,730
4.25%, 07/01/36 (Call 01/01/36)	140	140,340
4.40%, 07/01/46 (Call 01/01/46)	180	177,698
Series B
5.50%, 03/15/57 (Call 03/15/22)[a,f]	50	51,976
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	35	35,391
5.15%, 09/15/41	275	288,810

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Series 158
2.38%, 06/01/20 (Call 05/01/20)	$50	$49,217
Series D
1.95%, 12/15/19	200	196,398
Southwestern Electric Power Co.
Series K
2.75%, 10/01/26 (Call 07/01/26)	100	92,077
Series L
3.85%, 02/01/48 (Call 08/01/47)	115	108,205
Southwestern Public Service Co.
3.70%, 08/15/47 (Call 02/15/47)	255	240,751
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[d]	400	388,804
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[d]	400	405,988
4.85%, 05/07/44[d]	200	218,600
State Grid Overseas Investment 2016 Ltd.
2.88%, 05/18/26[d]	200	184,188
3.50%, 05/04/27[d]	1,050	1,000,345
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	50	42,514
6.50%, 06/01/25 (Call 06/01/20)	75	54,738
9.50%, 07/15/22 (Call 07/15/20)[b]	70	66,733
10.50%, 01/15/26 (Call 01/15/22)[b]	50	43,682
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	50	48,655
4.35%, 05/15/44 (Call 11/15/43)	35	35,027
6.55%, 05/15/36	90	112,707
TECO Finance Inc.
5.15%, 03/15/20	278	287,091
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 06/02/26[d]	200	186,686
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	25	25,034
6.50%, 03/15/40	111	110,355
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	100	93,583

Security	Principal (000s)	Value
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	$120	$117,222
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	15	14,657
4.20%, 05/15/45 (Call 11/15/44)	80	80,781
4.45%, 02/15/44 (Call 08/15/43)	50	52,014
6.35%, 11/30/37	40	51,380
8.88%, 11/15/38	50	79,663
Series A
3.15%, 01/15/26 (Call 10/15/25)	50	48,076
3.80%, 04/01/28 (Call 01/01/28)	175	174,407
6.00%, 05/15/37	41	50,663
Series B
3.80%, 09/15/47 (Call 03/15/47)	50	47,310
Series C
2.75%, 03/15/23 (Call 12/15/22)	45	43,542
4.00%, 11/15/46 (Call 05/15/46)	25	24,450
Vistra Energy Corp.
5.88%, 06/01/23 (Call 06/01/18)	107	109,475
7.38%, 11/01/22 (Call 11/01/18)	125	131,696
7.63%, 11/01/24 (Call 11/01/19)	100	107,434
8.00%, 01/15/25 (Call 01/15/20)[b]	25	27,013
8.13%, 01/30/26 (Call 07/30/20)[b]	100	109,754
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	3	2,954
3.55%, 06/15/25 (Call 03/15/25)	100	98,423
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	20	19,065
3.25%, 12/01/25 (Call 09/01/25)	50	48,156
4.25%, 12/01/45 (Call 06/01/45)	20	20,574
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	40	40,655
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	120	113,681
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	235	229,391
3.30%, 06/01/25 (Call 12/01/24)	125	121,134
3.35%, 12/01/26 (Call 06/01/26)	100	96,096
4.70%, 05/15/20 (Call 11/15/19)	200	205,068

		47,071,789

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Acuity Brands Lighting Inc.
6.00%, 12/15/19	$2	$2,085
Artesyn Embedded Technologies Inc.
9.75%, 10/15/20 (Call 06/14/18)[b]	32	30,886
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	25	24,160
3.15%, 06/01/25 (Call 03/01/25)	100	98,055
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b]	50	49,602
General Cable Corp.
5.75%, 10/01/22 (Call 05/11/18)	75	76,985
Hubbell Inc.
3.50%, 02/15/28 (Call 11/15/27)	95	91,381
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/19)	50	50,500

		423,654
ELECTRONICS — 0.14%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	150	147,292
3.88%, 07/15/23 (Call 04/15/23)	10	10,062
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	50	47,858
3.55%, 10/01/27 (Call 07/01/27)	50	46,723
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	25	24,793
3.20%, 04/01/24 (Call 02/01/24)	200	192,352
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	45	42,350
4.00%, 04/01/25 (Call 01/01/25)	10	9,776
4.50%, 03/01/23 (Call 12/01/22)	150	151,834
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	35	34,820
4.88%, 12/01/22	50	51,362
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	142,249
4.38%, 11/15/57 (Call 05/15/57)	25	22,350
4.75%, 03/15/42	50	52,083
5.75%, 08/15/40	10	11,702

Security	Principal (000s)	Value
Flex Ltd.
4.63%, 02/15/20	$3	$3,056
4.75%, 06/15/25 (Call 03/15/25)	50	51,425
5.00%, 02/15/23	50	52,062
Fortive Corp.
1.80%, 06/15/19	2	1,975
3.15%, 06/15/26 (Call 03/15/26)	220	207,319
Honeywell International Inc.
1.40%, 10/30/19	50	49,017
1.85%, 11/01/21 (Call 10/01/21)	200	192,144
2.50%, 11/01/26 (Call 08/01/26)	380	348,042
3.81%, 11/21/47 (Call 05/21/47)	150	144,187
4.25%, 03/01/21	200	207,212
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)	75	72,847
Itron Inc.
5.00%, 01/15/26 (Call 01/15/21)[b]	150	147,444
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	175	166,864
4.70%, 09/15/22	50	51,290
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	2	1,995
4.60%, 04/06/27 (Call 01/06/27)	150	151,488
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	55	57,593
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	35	34,461
4.95%, 02/15/27 (Call 11/16/26)	5	4,897
TTM Technologies Inc.
5.63%, 10/01/25 (Call 10/01/20)[b]	40	39,202
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	25	24,611

		2,996,737
ENERGY – ALTERNATE SOURCES — 0.01%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)	25	26,326
Pattern Energy Group Inc.
5.88%, 02/01/24 (Call 02/01/20)[b]	65	66,525

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[b]	$40	$38,242
5.00%, 01/31/28 (Call 07/31/27)[b]	80	75,034

		206,127
ENGINEERING & CONSTRUCTION — 0.08%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	100	96,109
5.88%, 10/15/24 (Call 07/15/24)	75	78,113
Brand Industrial Services Inc.
8.50%, 07/15/25 (Call 07/15/20)[b]	150	154,793
Chongqing Nan’an Urban Construction & Development Group Co. Ltd.
3.63%, 07/19/21[d]	250	244,402
Engility Corp.
8.88%, 09/01/24 (Call 09/01/19)	70	73,047
Fluor Corp.
3.38%, 09/15/21	5	5,015
MasTec Inc.
4.88%, 03/15/23 (Call 06/14/18)	25	24,808
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)[d]	400	359,276
5.50%, 10/31/46[d]	200	178,520
5.50%, 07/31/47[d]	250	222,440
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (Call 03/15/21)[b]	40	40,527
Pisces Midco Inc.
8.00%, 04/15/26 (Call 04/15/21)[b]	40	40,018
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/01/20)[b]	50	51,180
Weekley Homes LLC/Weekley Finance Corp.
6.63%, 08/15/25 (Call 08/15/20)[b]	50	49,067

Security	Principal (000s)	Value
Zachry Holdings Inc.
7.50%, 02/01/20 (Call 05/31/18)[b]	$50	$50,296

		1,667,611
ENTERTAINMENT — 0.10%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[c]	75	72,988
5.88%, 02/15/22 (Call 05/31/18)[c]	25	25,331
5.88%, 11/15/26 (Call 11/15/21)[c]	35	34,074
6.13%, 05/15/27 (Call 05/15/22)[c]	125	121,446
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[b]	185	176,656
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	50,643
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)[b]	50	49,747
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)[b]	50	47,180
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	49,504
5.13%, 12/15/22 (Call 05/31/18)	100	101,728
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	90	89,144
7.00%, 08/01/23 (Call 08/01/18)	50	52,677
Gateway Casinos & Entertainment Ltd.
8.25%, 03/01/24 (Call 03/01/20)[b]	25	26,625
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	61	62,341
5.38%, 11/01/23 (Call 08/01/23)	50	51,671

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
5.38%, 04/15/26	$100	$100,770
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[b]	200	210,228
Jacobs Entertainment Inc.
7.88%, 02/01/24 (Call 02/01/20)[b]	30	31,292
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[b]	75	73,409
5.63%, 03/15/26 (Call 03/15/21)[b]	25	24,990
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/19)[b,c]	50	50,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 08/01/18 (Call 05/08/18)[b]	44	44,011
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)	50	46,086
Penn National Gaming Inc.
5.63%, 01/15/27 (Call 01/15/22)[b]	50	47,996
Pinnacle Entertainment Inc.
5.63%, 05/01/24 (Call 05/01/19)	75	78,539
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)[b]	155	149,781
10.00%, 12/01/22 (Call 12/01/18)	200	215,502
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[b]	85	83,020
5.50%, 04/15/27 (Call 04/15/22)[b]	25	24,826
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)[b]	25	24,680
5.00%, 08/01/23 (Call 08/01/19)b	25	24,879

		2,241,764

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.07%
Advanced Disposal Services Inc.
5.63%, 11/15/24 (Call 11/15/19)[b]	$25	$25,235
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/31/18)	50	50,387
Core & Main LP
6.13%, 08/15/25 (Call 08/15/20)[b]	100	98,438
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	115	113,526
5.88%, 07/01/25 (Call 07/01/20)	100	97,062
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)[b]	135	133,708
5.63%, 05/01/22 (Call 05/01/19)[b]	40	40,033
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	75	69,417
3.20%, 03/15/25 (Call 12/15/24)	175	168,544
3.38%, 11/15/27 (Call 08/15/27)	50	47,509
4.75%, 05/15/23 (Call 02/15/23)	30	31,431
5.00%, 03/01/20	20	20,688
5.25%, 11/15/21	50	53,036
5.50%, 09/15/19	25	25,822
5.70%, 05/15/41 (Call 11/15/40)	25	29,114
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	25	24,536
3.15%, 11/15/27 (Call 08/15/27)	25	23,505
4.10%, 03/01/45 (Call 09/01/44)	155	153,988
4.60%, 03/01/21 (Call 12/01/20)	200	206,978
4.75%, 06/30/20	120	124,169
Waste Pro USA Inc.
5.50%, 02/15/26 (Call 02/15/21)[b]	55	54,441

		1,591,567
FOOD — 0.51%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	100	87,184
6.63%, 06/15/24 (Call 06/15/19)	115	107,277

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)[c]	$150	$137,385
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 05/31/18)[b]	50	47,287
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	95,916
3.65%, 03/15/23 (Call 02/15/23)	100	99,301
3.95%, 03/15/25 (Call 01/15/25)	50	49,293
4.15%, 03/15/28 (Call 12/15/27)	100	97,246
Chobani LLC/Chobani Finance Corp. Inc.
7.50%, 04/15/25 (Call 04/15/20)[b]	45	45,226
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	325	319,072
Dean Foods Co.
6.50%, 03/15/23 (Call 05/31/18)[b]	100	95,904
Dole Food Co. Inc.
7.25%, 06/15/25 (Call 06/15/20)[b]	75	75,753
Fresh Market Inc. (The)
9.75%, 05/01/23 (Call 05/01/19)[b]	50	28,352
General Mills Inc.
2.20%, 10/21/19	200	197,466
2.60%, 10/12/22 (Call 09/12/22)	150	143,752
3.15%, 12/15/21 (Call 09/15/21)	50	49,584
4.00%, 04/17/25 (Call 02/17/25)	50	49,635
4.55%, 04/17/38 (Call 10/17/37)	30	29,139
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	385	347,181
3.20%, 08/21/25 (Call 05/21/25)	10	9,699
4.13%, 12/01/20	150	154,513
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	50	49,881
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	50	47,068
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	125	117,510

Security	Principal (000s)	Value
5.88%, 07/15/24 (Call 07/15/19)[b]	$25	$24,314
6.75%, 02/15/28 (Call 02/15/23)[b]	100	95,947
7.25%, 06/01/21 (Call 06/15/18)[b]	200	201,962
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	200	187,848
3.50%, 03/15/25	280	271,961
Kellogg Co.
2.65%, 12/01/23	200	189,312
3.40%, 11/15/27 (Call 08/15/27)	50	47,014
4.00%, 12/15/20	365	372,472
4.50%, 04/01/46	75	72,824
Series B
7.45%, 04/01/31	51	65,122
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	26	28,872
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	250	248,050
3.00%, 06/01/26 (Call 03/01/26)	275	249,631
3.50%, 06/06/22	450	447,871
3.50%, 07/15/22 (Call 05/15/22)	100	99,518
3.95%, 07/15/25 (Call 04/15/25)	250	246,415
4.38%, 06/01/46 (Call 12/01/45)	495	442,218
4.88%, 02/15/25 (Call 02/15/20)[b]	135	140,477
5.00%, 07/15/35 (Call 01/15/35)	25	25,303
5.00%, 06/04/42	275	270,058
5.20%, 07/15/45 (Call 01/15/45)	235	233,047
5.38%, 02/10/20	50	51,936
7.13%, 08/01/39[b]	125	154,960
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	115	112,947
2.65%, 10/15/26 (Call 07/15/26)	150	133,060
3.30%, 01/15/21 (Call 12/15/20)	18	18,010
3.70%, 08/01/27 (Call 05/01/27)	45	42,814
3.85%, 08/01/23 (Call 05/01/23)	100	100,799
4.45%, 02/01/47 (Call 08/01/46)	115	105,492
5.15%, 08/01/43 (Call 02/01/43)	200	201,584
5.40%, 07/15/40 (Call 01/15/40)	25	26,358
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[b]	50	49,519

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.88%, 11/01/26 (Call 11/01/21)[b]	$100	$99,669
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	14	13,481
3.15%, 08/15/24 (Call 06/15/24)	100	95,953
3.40%, 08/15/27 (Call 05/15/27)	100	94,737
4.20%, 08/15/47 (Call 02/15/47)	100	96,482
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)[b]	200	190,544
New Albertsons LP
7.45%, 08/01/29	150	121,926
8.00%, 05/01/31	50	41,578
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)b	50	49,081
5.88%, 09/30/27 (Call 09/30/22)b	135	128,909
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 01/15/24 (Call 01/15/19)	50	51,508
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[b]	135	126,896
5.50%, 03/01/25 (Call 03/01/20)[b]	85	83,420
5.63%, 01/15/28 (Call 12/01/22)[b]	100	95,500
5.75%, 03/01/27 (Call 03/01/22)[b]	150	146,931
Safeway Inc.
7.25%, 02/01/31	25	20,687
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)[b]	30	25,550
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)[b]	245	238,446
SUPERVALU Inc.
6.75%, 06/01/21 (Call 05/31/18)	50	49,993
7.75%, 11/15/22 (Call 11/15/18)[c]	50	49,793

Security	Principal (000s)	Value
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	$50	$48,857
2.60%, 10/01/20 (Call 09/01/20)	115	113,741
2.60%, 06/12/22	25	24,170
3.25%, 07/15/27 (Call 04/15/27)	25	23,583
3.30%, 07/15/26 (Call 04/15/26)	150	143,031
3.55%, 03/15/25 (Call 01/15/25)	25	24,563
3.75%, 10/01/25 (Call 07/01/25)	50	49,729
4.50%, 04/01/46 (Call 10/01/45)	75	73,683
5.38%, 09/21/35	75	84,645
Tesco PLC
6.15%, 11/15/37[b]	100	107,427
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/31/18)	25	24,792
6.00%, 02/15/24 (Call 02/15/19)[b]	100	99,500
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	110	109,475
3.55%, 06/02/27 (Call 03/02/27)	90	85,364
4.50%, 06/15/22 (Call 03/15/22)	175	180,936
4.88%, 08/15/34 (Call 02/15/34)	390	404,180
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/19)[b]	50	50,897

		10,907,996
FOOD SERVICE — 0.01%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	50	48,583
5.00%, 04/01/25 (Call 04/01/20)[b]	100	100,622
5.00%, 02/01/28 (Call 02/01/23)[b]	100	97,304
		246,509
FOREST PRODUCTS & PAPER — 0.08%
Cascades Inc.
5.75%, 07/15/23 (Call 07/15/18)[b]	26	26,154
Clearwater Paper Corp.
5.38%, 02/01/25[b]	50	44,433
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	5	4,812
5.50%, 01/17/27[c]	50	51,580

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[b]	$100	$99,268
3.73%, 07/15/23 (Call 04/15/23)[b]	200	200,966
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	125	113,336
3.65%, 06/15/24 (Call 03/15/24)	275	270,930
3.80%, 01/15/26 (Call 10/15/25)	25	24,368
4.40%, 08/15/47 (Call 02/15/47)	275	250,943
4.80%, 06/15/44 (Call 12/15/43)	132	127,908
5.15%, 05/15/46 (Call 11/15/45)	5	5,064
7.30%, 11/15/39	175	223,396
Inversiones CMPC SA/Cayman Islands Branch
4.38%, 05/15/23 (Call 02/15/23)[d]	200	202,522
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)[b]	50	49,242
PH Glatfelter Co.
5.38%, 10/15/20 (Call 06/14/18)	26	26,264
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/31/18)	50	50,913

		1,772,099
GAS — 0.17%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	75	73,879
5.63%, 05/20/24 (Call 03/20/24)	50	50,043
5.75%, 05/20/27 (Call 02/20/27)	50	48,187
5.88%, 08/20/26 (Call 05/20/26)	75	74,422
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	25	23,752
4.13%, 10/15/44 (Call 04/15/44)	25	25,315
4.15%, 01/15/43 (Call 07/15/42)	25	25,132
5.50%, 06/15/41 (Call 12/15/40)	15	17,741
Boston Gas Co.
3.15%, 08/01/27 (Call 05/01/27)[b]	25	23,700
4.49%, 02/15/42[b]	100	104,653
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	165	163,993

Security	Principal (000s)	Value
4.00%, 04/01/28 (Call 01/01/28)	$100	$99,036
4.10%, 09/01/47 (Call 03/01/47)	75	70,848
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	24,701
4.60%, 12/15/44 (Call 06/15/44)	35	35,708
KeySpan Corp.
5.80%, 04/01/35	50	58,404
8.00%, 11/15/30	10	13,341
Korea Gas Corp.
3.88%, 02/12/24[d]	400	399,524
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	49,414
3.95%, 09/15/27 (Call 06/15/27)	90	85,371
5.20%, 07/15/25 (Call 04/15/25)	50	51,500
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	50	47,565
6.88%, 10/15/21 (Call 05/31/18)	25	25,014
7.50%, 11/01/23 (Call 11/01/19)	50	49,976
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	185	177,197
3.95%, 03/30/48 (Call 09/30/47)	53	48,948
4.38%, 05/15/47 (Call 11/15/46)	16	15,829
4.80%, 02/15/44 (Call 08/15/43)	325	339,791
5.65%, 02/01/45 (Call 08/01/44)	295	339,527
5.95%, 06/15/41 (Call 12/15/40)	25	29,410
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[d]	200	204,954
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	10	9,773
3.20%, 06/15/25 (Call 03/15/25)	100	97,752
Series TT
2.60%, 06/15/26 (Call 03/15/26)	205	190,418
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	25	23,375
3.50%, 09/15/21 (Call 06/15/21)	25	24,937
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	250	248,022
3.80%, 09/29/46 (Call 03/29/46)	25	23,429
Transportadora de Gas del Peru SA
4.25%, 04/30/28[d]	200	197,448

		3,612,029

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.01%
Apex Tool Group LLC/BC Mountain Finance Inc.
9.00%, 02/15/23 (Call 02/15/19)[b]	$75	$73,846
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	50	49,507
Stanley Black & Decker Inc.
5.75%, 12/15/53 (Call 12/15/18)[a,f]	100	101,669

		225,022
HEALTH CARE – PRODUCTS — 0.45%
Abbott Laboratories
2.00%, 03/15/20	225	220,718
2.80%, 09/15/20 (Call 08/15/20)	50	49,695
2.90%, 11/30/21 (Call 10/30/21)	250	246,787
3.25%, 04/15/23 (Call 01/15/23)	35	34,421
3.40%, 11/30/23 (Call 09/30/23)	250	247,282
3.75%, 11/30/26 (Call 08/30/26)	168	165,618
3.88%, 09/15/25 (Call 06/15/25)	150	149,848
4.75%, 11/30/36 (Call 05/30/36)	291	308,093
4.90%, 11/30/46 (Call 05/30/46)	400	432,884
5.30%, 05/27/40	110	123,270
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[b]	85	85,429
9.00%, 10/01/25 (Call 10/01/20)[b]	200	202,324
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	95	85,495
3.50%, 08/15/46 (Call 02/15/46)	25	21,444
Becton Dickinson and Co.
2.40%, 06/05/20	23	22,542
2.68%, 12/15/19	295	292,882
2.89%, 06/06/22 (Call 05/06/22)	50	48,406
3.13%, 11/08/21	331	325,995
3.25%, 11/12/20	40	39,746
3.36%, 06/06/24 (Call 04/06/24)	50	48,103
3.70%, 06/06/27 (Call 03/06/27)	380	360,362
3.73%, 12/15/24 (Call 09/15/24)	100	97,564
4.67%, 06/06/47 (Call 12/06/46)	274	266,668
4.69%, 12/15/44 (Call 06/15/44)	75	73,214
4.88%, 05/15/44 (Call 11/15/43)	100	96,489

Security	Principal (000s)	Value
Boston Scientific Corp.
3.85%, 05/15/25	$203	$202,113
4.00%, 03/01/28 (Call 12/01/27)	50	49,452
6.00%, 01/15/20	107	111,768
7.00%, 11/15/35	50	64,159
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	99,706
4.20%, 06/15/20	10	10,252
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	50	52,307
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	125	125,322
Fresenius U.S. Finance II Inc.
4.25%, 02/01/21[b]	25	25,329
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[b]	37	40,004
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)[b]	25	24,800
5.75%, 09/01/23 (Call 09/01/18)[b]	25	25,862
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)[b]	100	96,227
4.63%, 02/01/28 (Call 02/01/23)[b]	50	47,667
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[b]	50	51,750
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 05/16/18)[b]	25	25,906
12.50%, 11/01/21 (Call 05/01/19)[b]	75	84,037
Mallinckrodt International Finance SA
4.75%, 04/15/23[c]	50	35,565
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/31/18)[b,c]	40	38,232

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
5.50%, 04/15/25 (Call 04/15/20)[b,c]	$75	$56,475
5.63%, 10/15/23 (Call 10/15/18)[b,c]	75	58,877
5.75%, 08/01/22 (Call 05/31/18)[b,c]	125	104,502
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	50	48,629
Medtronic Inc.
2.50%, 03/15/20	200	198,800
3.15%, 03/15/22	225	224,518
3.50%, 03/15/25	150	148,758
3.63%, 03/15/24 (Call 12/15/23)	75	75,367
4.38%, 03/15/35	635	658,457
4.50%, 03/15/42 (Call 09/15/41)	25	26,102
4.63%, 03/15/45	355	376,279
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/31/18)[b]	75	73,724
Sotera Health Holdings LLC
6.50%, 05/15/23 (Call 05/31/18)[b]	100	100,325
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	100	98,427
3.38%, 05/15/24 (Call 02/15/24)	50	49,394
3.38%, 11/01/25 (Call 08/01/25)	35	34,238
3.65%, 03/07/28 (Call 12/07/27)	25	24,702
4.63%, 03/15/46 (Call 09/15/45)	455	474,301
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	75	71,945
4.88%, 06/01/26 (Call 06/01/21)	50	49,195
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	170	157,462
3.00%, 04/15/23 (Call 02/15/23)	355	344,091
3.15%, 01/15/23 (Call 10/15/22)	100	97,680
3.30%, 02/15/22	20	19,849
3.65%, 12/15/25 (Call 09/15/25)	35	34,267
4.50%, 03/01/21	120	124,133
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/31/18)	40	40,202
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	300	297,279
3.15%, 04/01/22 (Call 02/01/22)	94	92,251

Security	Principal (000s)	Value
3.55%, 04/01/25 (Call 01/01/25)	$200	$192,662
3.70%, 03/19/23 (Call 02/19/23)	40	39,716
4.25%, 08/15/35 (Call 02/15/35)	12	11,270
5.75%, 11/30/39	50	56,087

		9,715,701
HEALTH CARE – SERVICES — 0.81%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 05/31/18)	103	104,063
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	200	192,836
2.80%, 06/15/23 (Call 04/15/23)	500	476,900
3.50%, 11/15/24 (Call 08/15/24)	275	267,803
3.88%, 08/15/47 (Call 02/15/47)	89	79,151
4.13%, 11/15/42 (Call 05/15/42)	150	139,273
4.50%, 05/15/42 (Call 11/15/41)	150	148,779
4.75%, 03/15/44 (Call 09/15/43)	100	101,937
6.63%, 06/15/36	15	18,685
Air Medical Group Holdings Inc.
6.38%, 05/15/23 (Call 05/31/18)[b]	25	23,931
Anthem Inc.
2.25%, 08/15/19	150	148,434
2.50%, 11/21/20	75	73,743
3.30%, 01/15/23	616	606,329
3.50%, 08/15/24 (Call 05/15/24)	75	72,874
3.65%, 12/01/27 (Call 09/01/27)	63	59,960
4.10%, 03/01/28 (Call 12/01/27)	75	73,740
4.35%, 08/15/20	10	10,254
4.38%, 12/01/47 (Call 06/01/47)	59	55,280
4.55%, 03/01/48 (Call 09/01/47)	100	96,516
4.63%, 05/15/42	210	205,178
4.65%, 01/15/43	150	146,860
4.65%, 08/15/44 (Call 02/15/44)	75	73,576
Ascension Health
3.95%, 11/15/46	200	195,364
4.85%, 11/15/53	25	27,993
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	25	25,273
4.75%, 01/15/25 (Call 01/15/20)	95	92,369
5.63%, 02/15/21 (Call 05/31/18)	80	82,186
6.13%, 02/15/24 (Call 02/15/19)	125	130,964

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Charles River Laboratories International Inc.
5.50%, 04/01/26 (Call 04/01/21)[b]	$75	$76,284
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/31/18)[c]	50	46,117
6.25%, 03/31/23 (Call 03/31/20)	265	242,017
6.88%, 02/01/22 (Call 05/31/18)[c]	275	149,966
7.13%, 07/15/20 (Call 05/31/18)[c]	75	59,683
8.00%, 11/15/19 (Call 05/31/18)[c]	200	181,908
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	500	452,405
3.25%, 04/15/25 (Call 01/15/25)	330	311,543
3.88%, 10/15/47 (Call 04/15/47)	342	299,123
4.00%, 02/15/22 (Call 11/15/21)	25	25,314
Dartmouth-Hitchcock Health
Series B
4.18%, 08/01/48 (Call 02/01/48)	25	24,869
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	155	146,937
5.13%, 07/15/24 (Call 07/15/19)	150	145,500
5.75%, 08/15/22 (Call 05/31/18)	50	51,142
Duke University Health System Inc.
Series 2017
3.92%, 06/01/47 (Call 12/01/46)	50	49,217
Encompass Health Corp.
5.75%, 11/01/24 (Call 05/31/18)	125	127,196
5.75%, 09/15/25 (Call 09/15/20)	50	50,951
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 05/11/18)[b]	45	44,398
5.63%, 07/15/22 (Call 05/31/18)	200	200,608
6.25%, 12/01/24 (Call 12/01/19)[b]	45	46,797
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	50	50,593

Security	Principal (000s)	Value
5.63%, 07/31/19[b]	$75	$77,162
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	100	105,409
Hadrian Merger Sub Inc.
8.50%, 05/01/26 (Call 05/01/21)[b]	80	80,194
HCA Healthcare Inc.
6.25%, 02/15/21	100	105,175
HCA Inc.
3.75%, 03/15/19	50	50,147
4.50%, 02/15/27 (Call 08/15/26)	125	119,669
4.75%, 05/01/23	275	277,348
5.00%, 03/15/24	150	151,728
5.25%, 04/15/25	125	126,707
5.25%, 06/15/26 (Call 12/15/25)	200	200,908
5.38%, 02/01/25	250	248,770
5.50%, 06/15/47 (Call 12/15/46)	200	188,956
5.88%, 03/15/22	56	59,091
5.88%, 05/01/23	100	104,266
5.88%, 02/15/26 (Call 08/15/25)	150	151,981
6.50%, 02/15/20	260	272,288
7.50%, 02/15/22	150	165,019
7.69%, 06/15/25	25	28,010
Humana Inc.
2.50%, 12/15/20	35	34,441
2.90%, 12/15/22 (Call 11/15/22)	5	4,852
3.85%, 10/01/24 (Call 07/01/24)	45	44,813
3.95%, 03/15/27 (Call 12/15/26)	20	19,745
4.63%, 12/01/42 (Call 06/01/42)	100	100,196
4.80%, 03/15/47 (Call 09/15/46)	50	51,790
4.95%, 10/01/44 (Call 04/01/44)	275	291,338
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	360	363,251
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/31/18)	25	25,717
8.00%, 01/15/20	50	53,563
8.75%, 01/15/23 (Call 05/31/18)	75	80,341
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	300	291,792
3.60%, 09/01/27 (Call 06/01/27)	75	71,620
3.75%, 08/23/22 (Call 05/23/22)	25	25,161
4.70%, 02/01/45 (Call 08/01/44)	25	24,280

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)	$125	$118,955
5.50%, 12/01/21 (Call 05/31/18)	50	50,420
5.88%, 12/01/23 (Call 12/01/18)[c]	40	39,587
Magellan Health Inc.
4.40%, 09/22/24 (Call 07/22/24)	250	244,862
Mayo Clinic
Series 2013
4.00%, 11/15/47	25	24,321
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/18)[b]	50	49,362
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	100	98,941
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)[b]	40	38,000
5.38%, 11/15/22 (Call 08/15/22)	75	75,007
Mount Sinai Hospitals Group Inc.
Series 2017
3.98%, 07/01/48	23	22,189
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[b]	80	81,342
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	10	9,252
4.26%, 11/01/47 (Call 11/01/46)	15	14,477
One Call Corp.
10.00%, 10/01/24 (Call 07/01/19)[b]	31	27,682
Partners Healthcare System Inc.
Series 2017
3.77%, 07/01/48 (Call 01/01/48)	30	28,022
Polaris Intermediate Corp.
8.50% (9.25% PIK), 12/01/22 (Call 06/01/19)[b,e]	135	136,967
Providence St Joseph Health Obligated Group
Series I
3.74%, 10/01/47	200	185,430

Security	Principal (000s)	Value
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	$5	$4,779
3.50%, 03/30/25 (Call 12/30/24)	75	73,104
4.75%, 01/30/20	7	7,198
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)	25	26,560
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (Call 05/01/19)[b]	75	78,658
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)[b]	400	373,044
Select Medical Corp.
6.38%, 06/01/21 (Call 05/31/18)	50	50,807
Stanford Health Care
Series 2018
3.80%, 11/15/48 (Call 05/15/48)	20	19,367
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)[b]	25	23,735
Sutter Health
Series 2018
3.70%, 08/15/28 (Call 05/15/28)	29	28,628
4.09%, 08/15/48 (Call 02/15/48)	36	35,061
Tenet Healthcare Corp.
4.38%, 10/01/21	100	98,940
4.50%, 04/01/21	100	99,342
4.63%, 07/15/24 (Call 07/15/20)[b]	180	174,029
5.13%, 05/01/25 (Call 05/01/20)[b]	100	97,196
6.00%, 10/01/20	250	258,380
6.75%, 06/15/23[c]	100	98,489
6.88%, 11/15/31	25	22,864
7.00%, 08/01/25 (Call 08/01/20)[b,c]	100	98,302
7.50%, 01/01/22 (Call 01/01/19)[b]	100	105,509
8.13%, 04/01/22	300	312,540
UnitedHealth Group Inc.
1.95%, 10/15/20	155	151,317
2.38%, 10/15/22	45	43,230

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.70%, 07/15/20	$250	$248,792
2.75%, 02/15/23 (Call 11/15/22)	115	111,690
2.88%, 12/15/21	310	306,326
2.88%, 03/15/22 (Call 12/15/21)	125	123,171
2.88%, 03/15/23	75	73,220
2.95%, 10/15/27	40	37,361
3.35%, 07/15/22	165	165,261
3.38%, 04/15/27	50	48,373
3.45%, 01/15/27	100	97,458
3.75%, 07/15/25	625	625,581
3.75%, 10/15/47 (Call 04/15/47)	28	25,847
4.20%, 01/15/47 (Call 07/15/46)	9	8,911
4.25%, 03/15/43 (Call 09/15/42)	169	168,049
4.25%, 04/15/47 (Call 10/15/46)	302	302,308
4.38%, 03/15/42 (Call 09/15/41)	50	50,863
4.63%, 07/15/35	309	331,690
4.63%, 11/15/41 (Call 05/15/41)	25	26,520
4.75%, 07/15/45	219	235,445
5.80%, 03/15/36	25	29,998
5.95%, 02/15/41 (Call 08/15/40)	10	12,363
6.88%, 02/15/38	125	168,064
Universal Health Services Inc.
5.00%, 06/01/26 (Call 06/01/21)[b]	25	24,543
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	115	115,789
West Street Merger Sub Inc.
6.38%, 09/01/25 (Call 09/01/20)[b]	65	63,842

		17,435,907
HOLDING COMPANIES – DIVERSIFIED — 0.26%
Apollo Investment Corp.
5.25%, 03/03/25	25	24,006
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	215	210,504
3.88%, 01/15/20 (Call 12/15/19)	25	25,130
4.25%, 03/01/25 (Call 01/01/25)	65	62,465
Beijing State-Owned Assets Management Hong Kong Co. Ltd.
4.13%, 05/26/25[d]	400	389,576

Security	Principal (000s)	Value
Compass Diversified Holdings/Compass Group Diversified Holdings LLC
8.00%, 05/01/26 (Call 05/01/21)[b]	$50	$49,623
FS Investment Corp.
4.00%, 07/15/19	25	24,964
HRG Group Inc.
7.75%, 01/15/22 (Call 05/31/18)	150	154,347
Huarong Finance II Co. Ltd.
2.75%, 06/03/19[d]	200	197,790
3.63%, 11/22/21[d]	200	196,564
4.50%, 01/16/20[d]	200	147,718
4.88%, 11/22/26[d]	200	195,526
5.50%, 01/16/25[d]	400	411,616
Hutchison Whampoa International 11 Ltd.
4.63%, 01/13/22[b]	300	310,776
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22[b]	200	196,956
ICD Sukuk Co. Ltd.
5.00%, 02/01/27[d]	200	199,858
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	200	213,212
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)[d]	200	201,608
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	155	161,098
MDC-GMTN BV
2.75%, 05/11/23[d]	200	190,032
Prospect Capital Corp.
5.00%, 07/15/19	85	85,686
Rongshi International Finance Ltd.
3.63%, 05/04/27[d]	400	381,068
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	101,975
6.30%, 11/12/40[b]	200	245,856
State Elite Global Ltd.
2.75%, 06/13/22[d]	200	192,936
3.13%, 01/20/20[d]	200	198,704

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Swire Pacific MTN Financing Ltd.
3.00%, 07/05/24[d]	$600	$572,058
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	240,062

		5,581,714
HOME BUILDERS — 0.15%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25 (Call 08/01/20)[b]	35	33,915
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)	50	51,240
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	15	15,337
5.88%, 10/15/27 (Call 10/15/22)	50	45,759
6.75%, 03/15/25 (Call 03/15/20)	12	11,797
8.75%, 03/15/22 (Call 03/15/19)	60	64,770
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/31/18)[b]	25	25,297
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 05/31/18)[b]	50	50,864
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)	55	52,511
6.88%, 05/15/22 (Call 06/14/18)	100	102,274
DR Horton Inc.
2.55%, 12/01/20	165	161,931
4.00%, 02/15/20	62	62,826
5.75%, 08/15/23 (Call 05/15/23)	30	32,669
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[b]	50	53,692
10.50%, 07/15/24 (Call 07/15/20)[b]	50	51,070
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	25,215
7.00%, 12/15/21 (Call 09/15/21)	50	53,375
8.00%, 03/15/20	25	26,746

Security	Principal (000s)	Value
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)[b]	$50	$48,729
4.13%, 12/01/18 (Call 10/01/18)	61	61,167
4.13%, 01/15/22 (Call 10/15/21)	85	84,702
4.50%, 06/15/19 (Call 04/16/19)	25	25,254
4.50%, 11/15/19 (Call 08/15/19)	25	25,280
4.50%, 04/30/24 (Call 01/31/24)	50	48,731
4.75%, 05/30/25 (Call 02/28/25)	50	48,781
4.75%, 11/29/27 (Call 05/29/27)[b]	75	70,732
4.88%, 12/15/23 (Call 09/15/23)	100	100,267
5.00%, 06/15/27 (Call 12/15/26)[b]	25	24,135
5.25%, 06/01/26 (Call 12/01/25)[b]	105	102,846
5.88%, 11/15/24 (Call 05/15/24)[b]	75	77,368
8.38%, 05/15/18[b]	50	50,088
8.38%, 01/15/21[b]	50	55,356
M/I Homes Inc.
6.75%, 01/15/21 (Call 05/16/18)	50	51,536
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)[b]	25	24,950
6.88%, 12/15/23 (Call 12/15/19)[b]	160	165,011
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	100	102,083
6.00%, 01/15/43 (Call 10/15/42)	25	23,140
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	25	23,528
6.00%, 06/01/25 (Call 03/01/25)	25	25,735
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)	25	25,629
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	50	50,276
5.00%, 01/15/27 (Call 10/15/26)	100	97,755
5.50%, 03/01/26 (Call 12/01/25)	150	152,580
6.38%, 05/15/33	25	26,003
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 06/14/18)[b]	45	45,454

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/31/18)[b]	$25	$25,185
5.63%, 03/01/24 (Call 12/01/23)[b]	25	24,922
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	50	46,268
4.38%, 04/15/23 (Call 01/15/23)	35	34,984
4.88%, 03/15/27 (Call 12/15/26)	150	145,921
5.88%, 02/15/22 (Call 11/15/21)	50	52,846
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	25	23,751
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	125	125,625
5.88%, 06/15/24	95	96,353
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	64	62,015
6.00%, 09/01/23 (Call 09/01/20)[b]	45	44,933
Williams Scotsman International Inc.
7.88%, 12/15/22 (Call 12/15/19)[b]	25	25,991

		3,267,198
HOME FURNISHINGS — 0.01%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	115	109,025
Tempur Sealy International Inc.
5.63%, 10/15/23 (Call 10/15/18)	100	101,039
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	50	47,980

		258,044
HOUSEHOLD PRODUCTS & WARES — 0.04%
ACCO Brands Corp.
5.25%, 12/15/24 (Call 12/15/19)[b]	80	80,070
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	56	55,554
3.15%, 08/01/27 (Call 05/01/27)	125	116,044
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	100	95,141

Security	Principal (000s)	Value
Kimberly-Clark Corp.
2.65%, 03/01/25	$200	$188,314
3.20%, 07/30/46 (Call 01/30/46)	40	34,323
6.63%, 08/01/37	25	33,573
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[b]	100	95,238
Prestige Brands Inc.
5.38%, 12/15/21 (Call 06/14/18)[b]	50	50,305
6.38%, 03/01/24 (Call 03/01/19)[b]	50	50,246
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	50	50,004
6.13%, 12/15/24 (Call 12/15/19)	25	25,500
6.63%, 11/15/22 (Call 05/31/18)	50	51,727

		926,039
HOUSEWARES — 0.05%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	95	93,980
3.85%, 04/01/23 (Call 02/01/23)	140	138,831
4.00%, 12/01/24 (Call 09/01/24)	135	132,373
4.20%, 04/01/26 (Call 01/01/26)	230	225,818
5.50%, 04/01/46 (Call 10/01/45)	369	382,181
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23 (Call 10/15/18)	100	104,535
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	85	86,932

		1,164,650
INSURANCE — 1.05%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)[b]	95	89,688
Aflac Inc.
3.63%, 06/15/23	25	25,207
3.63%, 11/15/24	300	298,893
4.00%, 10/15/46 (Call 04/15/46)	50	47,586
AIA Group Ltd.
3.90%, 04/06/28 (Call 01/06/28)[b]	250	248,612
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
8.25%, 08/01/23 (Call 08/01/18)[b]	25	25,947

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	$50	$48,886
5.50%, 11/15/20	5	5,292
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	125	124,152
4.50%, 06/15/43	155	161,071
5.55%, 05/09/35	32	37,129
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (Call 03/15/27)	50	49,567
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	50	48,176
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	450	446,674
3.30%, 03/01/21 (Call 02/01/21)	210	209,406
3.75%, 07/10/25 (Call 04/10/25)	200	195,230
3.88%, 01/15/35 (Call 07/15/34)	89	81,505
3.90%, 04/01/26 (Call 01/01/26)	575	561,988
4.13%, 02/15/24	240	241,565
4.38%, 01/15/55 (Call 07/15/54)	155	140,216
4.50%, 07/16/44 (Call 01/16/44)	320	307,546
4.70%, 07/10/35 (Call 01/10/35)	25	25,060
4.80%, 07/10/45 (Call 01/10/45)	125	125,717
4.88%, 06/01/22	625	653,787
6.25%, 05/01/36	100	117,961
Aon Corp.
5.00%, 09/30/20	200	207,816
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	55	53,928
3.88%, 12/15/25 (Call 09/15/25)	70	69,281
4.60%, 06/14/44 (Call 03/14/44)	25	24,924
4.75%, 05/15/45 (Call 11/15/44)	200	203,600
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	90	97,548
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24[c]	25	25,930
AssuredPartners Inc.
7.00%, 08/15/25 (Call 08/15/20)[b]	80	78,625
Athene Global Funding
3.00%, 07/01/22[b]	100	96,534
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	40	37,500

Security	Principal (000s)	Value
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)[b]	$25	$24,911
AXA SA
8.60%, 12/15/30	100	135,250
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	350	332,570
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	40	40,197
3.00%, 05/15/22	175	174,412
4.25%, 01/15/21	155	160,307
4.40%, 05/15/42	125	129,845
5.75%, 01/15/40	50	60,912
Berkshire Hathaway Inc.
2.10%, 08/14/19	250	248,617
2.20%, 03/15/21 (Call 02/15/21)	102	100,280
2.75%, 03/15/23 (Call 01/15/23)	602	587,088
3.13%, 03/15/26 (Call 12/15/25)	510	491,059
3.75%, 08/15/21[c]	200	204,982
4.50%, 02/11/43	265	279,620
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	100	90,544
4.70%, 06/22/47 (Call 12/22/46)	325	282,919
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	25	24,549
3.15%, 03/15/25	75	72,698
3.35%, 05/15/24	100	98,742
3.35%, 05/03/26 (Call 02/03/26)	125	121,830
4.35%, 11/03/45 (Call 05/03/45)	110	113,984
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	25	23,432
3.95%, 05/15/24 (Call 02/15/24)	25	24,973
4.50%, 03/01/26 (Call 12/01/25)	75	76,782
5.88%, 08/15/20	75	79,055
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	25	25,186
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	150	149,752
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (Call 01/17/28)[b]	250	246,300
Farmers Exchange Capital II
6.15%, 11/01/53 (Call 11/01/33)[a,b,f]	250	276,437

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Fidelity & Guaranty Life Holdings Inc.
5.50%, 05/01/25 (Call 02/01/25)[b]	$35	$34,818
6.38%, 04/01/21 (Call 05/16/18)[b]	9	9,155
Five Corners Funding Trust
4.42%, 11/15/23[b]	100	103,383
Genworth Holdings Inc.
4.80%, 02/15/24	75	59,020
4.90%, 08/15/23	50	39,875
7.20%, 02/15/21	25	23,502
7.63%, 09/24/21	50	46,986
7.70%, 06/15/20	25	24,500
Guardian Life Global Funding
3.40%, 04/25/23[b]	50	49,829
Guardian Life Insurance Co. of America (The)
4.88%, 06/19/64[b]	150	153,594
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	100	105,918
5.50%, 03/30/20	150	156,294
6.10%, 10/01/41	275	339,831
6.63%, 03/30/40	100	127,267
HUB International Ltd.
7.00%, 05/01/26 (Call 05/01/21)[b]	32	32,036
7.88%, 10/01/21 (Call 05/25/18)[b]	150	156,343
Jackson National Life Global Funding
2.60%, 12/09/20[b]	100	98,642
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	25	24,725
Liberty Mutual Group Inc.
4.25%, 06/15/23[b]	75	76,061
4.85%, 08/01/44[b]	50	51,214
5.00%, 06/01/21[b]	450	469,332
7.80%, 03/07/87[b]	75	90,863
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	25	24,185
3.80%, 03/01/28 (Call 12/01/27)	25	24,292

Security	Principal (000s)	Value
4.35%, 03/01/48 (Call 09/01/47)	$25	$23,978
7.00%, 06/15/40	100	130,381
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	10	9,568
3.75%, 04/01/26 (Call 01/01/26)	25	24,932
4.13%, 05/15/43 (Call 11/15/42)	25	23,841
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)[a,f]	150	144,315
4.15%, 03/04/26	145	145,661
4.90%, 09/17/20	195	201,564
5.38%, 03/04/46	125	143,000
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	25	23,615
4.30%, 11/01/47 (Call 05/01/47)	105	98,155
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	15	14,620
3.30%, 03/14/23 (Call 01/14/23)	250	246,682
3.50%, 03/10/25 (Call 12/10/24)	100	97,762
3.75%, 03/14/26 (Call 12/14/25)	150	148,231
4.20%, 03/01/48 (Call 09/01/47)	75	73,609
4.35%, 01/30/47 (Call 07/30/46)	25	25,051
5.88%, 08/01/33	25	29,462
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	23	35,721
MassMutual Global Funding II
1.95%, 09/22/20[b]	250	243,560
2.95%, 01/11/25[b]	200	191,676
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	160	156,686
MetLife Capital Trust IV
7.88%, 12/15/67 (Call 12/15/32)[b]	150	187,795
MetLife Inc.
3.00%, 03/01/25	150	142,858
3.05%, 12/15/22	215	211,061
3.60%, 04/10/24	100	100,106
3.60%, 11/13/25 (Call 08/13/25)	65	64,143
4.05%, 03/01/45	8	7,548
4.13%, 08/13/42	125	119,265
4.60%, 05/13/46 (Call 11/13/45)	184	188,606
4.72%, 12/15/44	300	313,296

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.75%, 02/08/21	$230	$239,184
5.70%, 06/15/35	50	58,936
5.88%, 02/06/41	100	118,912
6.40%, 12/15/66 (Call 12/15/31)	140	152,653
6.50%, 12/15/32	65	81,839
9.25%, 04/08/38 (Call 04/08/33)[b]	150	204,525
Series D
4.37%, 09/15/23	80	82,730
Metropolitan Life Global Funding I
2.40%, 01/08/21[b]	500	489,960
3.45%, 12/18/26[b]	200	193,544
MGIC Investment Corp.
5.75%, 08/15/23	50	51,119
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[b]	50	78,809
New York Life Global Funding
2.15%, 06/18/19[b]	250	248,235
2.35%, 07/14/26[b]	100	90,867
3.00%, 01/10/28[b]	150	140,811
Nippon Life Insurance Co.
5.00%, 10/18/42 (Call 10/18/22)[a,b,f]	200	206,802
Northwestern Mutual Life Insurance Co. (The)
3.85%, 09/30/47 (Call 03/30/47)[b]	30	27,884
6.06%, 03/30/40[b]	100	125,214
Nuveen Finance LLC
4.13%, 11/01/24[b]	175	175,691
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	7	6,774
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47)[a,b,f]	100	91,967
Pacific LifeCorp
5.13%, 01/30/43[b]	50	53,121
Primerica Inc.
4.75%, 07/15/22	10	10,383
Principal Financial Group Inc.
4.70%, 05/15/55 (Call 05/15/20)[a,f]	225	226,620

Security	Principal (000s)	Value
Progressive Corp. (The)
2.45%, 01/15/27	$90	$81,203
3.70%, 01/26/45	100	91,671
4.13%, 04/15/47 (Call 10/15/46)	250	244,837
6.63%, 03/01/29	55	66,567
Prudential Financial Inc.
2.35%, 08/15/19	10	9,929
3.50%, 05/15/24	25	24,903
3.88%, 03/27/28 (Call 12/27/27)	50	49,703
3.91%, 12/07/47 (Call 06/07/47)[b]	100	92,563
3.94%, 12/07/49 (Call 06/07/49)[b]	15	13,818
4.50%, 11/16/21	95	98,769
4.50%, 09/15/47 (Call 09/15/27)[a,f]	50	47,421
4.60%, 05/15/44	44	45,431
5.20%, 03/15/44 (Call 03/15/24)[a,f]	100	100,876
5.38%, 06/21/20	375	392,239
5.38%, 05/15/45 (Call 05/15/25)[a,f]	210	212,144
5.63%, 06/15/43 (Call 06/15/23)[a,f]	175	182,703
5.70%, 12/14/36	225	268,607
5.88%, 09/15/42 (Call 09/15/22)[a,f]	25	26,554
7.38%, 06/15/19	50	52,443
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	125	120,280
5.25%, 06/15/20	15	15,449
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	25	23,528
Sunshine Life Insurance Corp. Ltd.
3.15%, 04/20/21[d]	200	193,394
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[b]	75	74,665
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	10	13,200
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	75	70,414
4.00%, 05/30/47 (Call 11/30/46)	40	39,081

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.30%, 08/25/45 (Call 02/25/45)	$50	$51,035
4.60%, 08/01/43	50	53,330
5.35%, 11/01/40	100	117,629
5.90%, 06/02/19	50	51,636
6.25%, 06/15/37	51	65,176
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	5	4,973
Unum Group
5.75%, 08/15/42	25	28,395
USIS Merger Sub Inc.
6.88%, 05/01/25 (Call 05/01/20)[b]	100	100,389
Voya Financial Inc.
3.65%, 06/15/26	100	95,570
4.70%, 01/23/48 (Call 01/23/28)[a,b,f]	25	22,554
5.65%, 05/15/53 (Call 05/15/23)[a,f]	100	101,792
5.70%, 07/15/43	85	94,871
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	25	24,232
WR Berkley Corp.
7.38%, 09/15/19	100	105,613
XLIT Ltd.
5.50%, 03/31/45	90	94,228

		22,598,588
INTERNET — 0.42%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	965	957,058
3.60%, 11/28/24 (Call 08/28/24)[c]	400	394,040
4.00%, 12/06/37 (Call 06/06/37)	200	189,192
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	725	648,056
3.38%, 02/25/24	255	256,306
3.63%, 05/19/21	360	368,417
Amazon.com Inc.
1.90%, 08/21/20[b]	225	220,228
2.40%, 02/22/23 (Call 01/22/23)[b]	105	100,724
2.50%, 11/29/22 (Call 08/29/22)	240	232,930
2.60%, 12/05/19 (Call 11/05/19)	50	49,922

Security	Principal (000s)	Value
2.80%, 08/22/24 (Call 06/22/24)[b]	$125	$120,125
3.15%, 08/22/27 (Call 05/22/27)[b]	150	143,949
3.30%, 12/05/21 (Call 10/05/21)	105	105,781
3.80%, 12/05/24 (Call 09/05/24)	50	50,921
3.88%, 08/22/37 (Call 02/22/37)[b]	65	64,180
4.05%, 08/22/47 (Call 02/22/47)[b]	275	271,851
4.25%, 08/22/57 (Call 02/22/57)[b]	100	98,824
4.80%, 12/05/34 (Call 06/05/34)	260	286,653
4.95%, 12/05/44 (Call 06/05/44)	35	39,510
5.20%, 12/03/25 (Call 09/03/25)	430	474,440
Baidu Inc.
2.75%, 06/09/19	200	199,020
3.63%, 07/06/27	200	189,062
3.88%, 09/29/23 (Call 08/29/23)	200	198,604
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	105	100,818
3.55%, 03/15/28 (Call 12/15/27)	50	47,647
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	55	56,391
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	75	74,463
2.60%, 07/15/22 (Call 04/15/22)	45	43,318
2.75%, 01/30/23 (Call 12/30/22)	75	72,121
2.88%, 08/01/21 (Call 06/01/21)	125	123,169
3.45%, 08/01/24 (Call 05/01/24)	50	48,900
3.60%, 06/05/27 (Call 03/05/27)	375	355,661
3.80%, 03/09/22 (Call 02/09/22)	50	50,561
4.00%, 07/15/42 (Call 01/15/42)	25	22,085
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	75	68,338
4.50%, 08/15/24 (Call 05/15/24)	25	25,012
5.00%, 02/15/26 (Call 11/15/25)	120	121,799
5.95%, 08/15/20	225	237,298
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)[b]	50	49,124

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Netflix Inc.
4.38%, 11/15/26[c]	$90	$84,255
4.88%, 04/15/28[b]	165	155,491
5.50%, 02/15/22	25	25,994
5.75%, 03/01/24	125	129,911
5.88%, 02/15/25	70	71,888
5.88%, 11/15/28[b]	150	149,662
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	75	74,567
4.20%, 09/15/20	75	75,982
5.00%, 04/15/25 (Call 04/15/20)[b]	100	100,119
Tencent Holdings Ltd.
2.88%, 02/11/20[d]	200	198,984
3.80%, 02/11/25[d]	200	198,390
VeriSign Inc.
4.63%, 05/01/23 (Call 05/31/18)	75	75,163
4.75%, 07/15/27 (Call 07/15/22)	90	86,424
5.25%, 04/01/25 (Call 01/01/25)	75	76,956
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	220	218,302
6.00%, 04/01/23 (Call 05/31/18)	70	72,090
6.38%, 05/15/25 (Call 05/15/20)	100	103,514

		9,054,190
IRON & STEEL — 0.20%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24[d]	200	200,460
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	25	23,323
7.00%, 03/15/27 (Call 03/15/22)[c]	75	72,765
7.50%, 07/15/23 (Call 07/15/19)	65	68,331
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	50	50,879
7.88%, 08/15/23 (Call 05/15/23)	85	92,171
ArcelorMittal
5.13%, 06/01/20	50	51,516
5.50%, 08/05/20	50	51,935
5.75%, 03/01/21	50	52,504
6.13%, 06/01/25	25	27,051
6.50%, 02/25/22	150	162,100
7.00%, 03/01/41	100	115,192

Security	Principal (000s)	Value
7.25%, 10/15/39	$75	$88,795
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[b,c]	50	54,897
Big River Steel LLC/BRS Finance Corp.
7.25%, 09/01/25 (Call 09/01/20)[b]	60	62,630
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/31/18)[b]	50	51,612
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[b]	50	48,999
5.75%, 03/01/25 (Call 03/01/20)	150	144,739
Commercial Metals Co.
5.38%, 07/15/27 (Call 07/15/22)	75	73,189
5.75%, 04/15/26 (Call 04/15/21)[b]	20	20,040
CSN Resources SA
6.50%, 07/21/20[d]	100	97,169
Evraz Group SA
6.75%, 01/31/22[d]	200	206,000
Gerdau Holdings Inc.
7.00%, 01/20/20[d]	250	262,527
GTL Trade Finance Inc./Gerdau Holdings Inc.
5.89%, 04/29/24 (Call 01/29/24)[d]	150	157,968
Novolipetsk Steel via Steel Funding DAC
4.00%, 09/21/24[d]	400	372,152
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	160	163,562
6.40%, 12/01/37	25	31,369
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[d]	200	207,154
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)	150	143,157
5.00%, 12/15/26 (Call 12/15/21)	50	49,683
5.25%, 04/15/23 (Call 05/31/18)	100	101,707

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)	$100	$101,952
7.38%, 04/01/20[c]	37	39,241
United States Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	60	59,526
Vale Overseas Ltd.
4.38%, 01/11/22	143	144,803
6.88%, 11/21/36	150	173,484
6.88%, 11/10/39	150	174,886
8.25%, 01/17/34	125	160,281
Vale SA
5.63%, 09/11/42	216	223,811

		4,383,560
LEISURE TIME — 0.05%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 05/31/18)[b]	50	50,078
Carnival Corp.
3.95%, 10/15/20	190	193,800
Constellation Merger Sub Inc.
8.50%, 09/15/25 (Call 09/15/20)[b]	50	48,707
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	48,803
NCL Corp. Ltd.
4.75%, 12/15/21 (Call 12/15/18)[b]	40	40,710
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	6	5,882
3.70%, 03/15/28 (Call 12/15/27)	225	212,654
5.25%, 11/15/22	150	159,580
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[b]	50	50,508
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (Call 02/01/20)[b]	50	52,979
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[b]	75	72,342
VOC Escrow Ltd.
5.00%, 02/15/28 (Call 02/15/23)[b]	100	96,745

		1,032,788

Security	Principal (000s)	Value
LODGING — 0.14%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)	$75	$78,445
6.88%, 05/15/23 (Call 05/16/18)	50	52,500
Choice Hotels International Inc.
5.75%, 07/01/22	50	52,955
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[b]	100	108,028
10.75%, 09/01/24 (Call 09/01/19)[b]	50	55,638
Gohl Capital Ltd.
4.25%, 01/24/27[d]	800	773,216
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	25	24,030
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)	25	26,426
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	145	140,521
4.88%, 04/01/27 (Call 04/01/22)	50	48,433
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	24,540
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[b]	50	51,753
10.25%, 11/15/22 (Call 11/15/19)[b]	50	54,716
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	15	14,383
3.13%, 02/15/23 (Call 11/15/22)	25	24,305
3.75%, 10/01/25 (Call 07/01/25)	25	24,478
Series R
3.13%, 06/15/26 (Call 03/15/26)	115	106,974
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	100	94,513
5.25%, 03/31/20	50	51,320
6.00%, 03/15/23	200	209,164
6.63%, 12/15/21	75	80,166
6.75%, 10/01/20	75	79,695
7.75%, 03/15/22	100	110,995

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/25 (Call 05/15/20)[b]	$16	$15,340
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (Call 04/15/21)[b]	35	35,337
Wyndham Worldwide Corp.
4.15%, 04/01/24 (Call 02/01/24)	25	24,795
4.25%, 03/01/22 (Call 12/01/21)	145	142,529
4.50%, 04/01/27 (Call 01/01/27)	50	49,498
5.10%, 10/01/25 (Call 07/01/25)	110	113,903
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[b]	50	48,215
5.25%, 05/15/27 (Call 02/15/27)[b]	175	168,696
5.50%, 03/01/25 (Call 12/01/24)[b]	225	223,652

		3,109,159
MACHINERY — 0.26%
ABB Finance USA Inc.
2.88%, 05/08/22	75	73,669
3.38%, 04/03/23 (Call 03/03/23)	100	99,623
3.80%, 04/03/28 (Call 01/03/28)	90	90,465
4.38%, 05/08/42	25	25,733
Apache Corp.
6.38%, 05/01/26 (Call 05/01/21)[b]	15	15,223
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[b]	100	106,320
Briggs & Stratton Corp.
6.88%, 12/15/20	30	32,226
Caterpillar Financial Services Corp.
1.35%, 05/18/19	5	4,929
1.70%, 08/09/21	50	47,740
1.85%, 09/04/20	53	51,627
2.10%, 06/09/19	564	560,396
2.55%, 11/29/22	75	72,451

Security	Principal (000s)	Value
3.25%, 12/01/24	$140	$137,374
3.30%, 06/09/24	15	14,807
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	442	440,007
3.80%, 08/15/42	165	160,147
3.90%, 05/27/21	50	51,104
4.75%, 05/15/64 (Call 11/15/63)	100	107,674
5.20%, 05/27/41	25	29,279
6.05%, 08/15/36	30	37,823
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[b]	50	51,927
Cloud Crane LLC
10.13%, 08/01/24 (Call 08/01/19)[b]	75	81,904
CNH Industrial Capital LLC
3.38%, 07/15/19	100	100,230
3.88%, 10/15/21	75	75,193
4.38%, 11/06/20	190	193,977
4.38%, 04/05/22	145	147,245
4.88%, 04/01/21	115	119,049
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	30	28,659
4.50%, 08/15/23	115	116,747
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	20	20,358
4.88%, 10/01/43 (Call 04/01/43)	50	55,735
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	20	19,477
3.90%, 06/09/42 (Call 12/09/41)	230	227,806
5.38%, 10/16/29	25	28,697
John Deere Capital Corp.
1.25%, 10/09/19	200	195,680
1.95%, 06/22/20	10	9,795
2.15%, 09/08/22	50	47,603
2.30%, 09/16/19	106	105,277
2.35%, 01/08/21	35	34,383
2.55%, 01/08/21	25	24,690
2.65%, 01/06/22	207	202,854
2.65%, 06/10/26	40	37,121
2.70%, 01/06/23	25	24,290
2.80%, 03/04/21	75	74,390
2.80%, 01/27/23	50	48,702

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.80%, 03/06/23	$260	$253,170
2.80%, 09/08/27	200	185,614
3.15%, 10/15/21	25	24,984
3.35%, 06/12/24	10	9,902
3.45%, 03/13/25	25	24,735
3.90%, 07/12/21	50	51,113
JPW Industries Holding Corp.
9.00%, 10/01/24 (Call 10/01/20)[b]	50	52,783
Manitowoc Co. Inc. (The)
12.75%, 08/15/21 (Call 02/15/19)[b]	25	28,028
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)[b]	100	98,945
RBS Global Inc./Rexnord LLC
4.88%, 12/15/25 (Call 12/15/20)[b]	50	48,408
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	100	99,480
3.80%, 12/15/26 (Call 09/15/26)	15	14,711
3.85%, 12/15/25 (Call 09/15/25)	50	49,792
SPX FLOW Inc.
5.88%, 08/15/26 (Call 08/15/21)[b]	25	25,562
Terex Corp.
5.63%, 02/01/25 (Call 02/01/20)[b]	100	99,807
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[b]	35	35,378
Vertiv Intermediate Holding Corp.
12.00% (13.00% PIK), 02/15/22 (Call 02/15/19)[b,e]	50	50,817
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	175	163,231
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)	25	26,089
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	45	42,856

		5,615,811

Security	Principal (000s)	Value
MANUFACTURING — 0.36%
3M Co.
1.63%, 06/15/19	$25	$24,721
1.63%, 09/19/21 (Call 08/19/21)	30	28,725
2.00%, 06/26/22	245	234,911
2.25%, 03/15/23 (Call 02/15/23)	100	96,083
3.63%, 10/15/47 (Call 04/15/47)	75	70,832
3.88%, 06/15/44	100	97,984
5.70%, 03/15/37	25	30,655
Amsted Industries Inc.
5.00%, 03/15/22 (Call 05/31/18)[b]	50	50,010
Bombardier Inc.
6.00%, 10/15/22 (Call 05/31/18)[b]	125	124,781
6.13%, 01/15/23[b]	175	176,165
7.50%, 12/01/24 (Call 12/01/20)[b]	100	105,250
7.50%, 03/15/25 (Call 03/15/20)[b]	150	156,325
7.75%, 03/15/20[b]	50	53,380
8.75%, 12/01/21[b]	125	138,830
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	5	4,840
3.75%, 11/15/22 (Call 08/15/22)	50	49,953
CTP Transportation Products LLC/CTP Finance Inc.
8.25%, 12/15/19 (Call 06/14/18)[b]	27	27,097
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	96,394
5.38%, 03/01/41 (Call 12/01/40)	50	57,527
Eaton Corp.
2.75%, 11/02/22	175	169,669
3.10%, 09/15/27 (Call 06/15/27)	50	46,418
4.00%, 11/02/32	105	103,049
4.15%, 11/02/42	300	289,926
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/20)[b]	30	29,701
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 05/16/18)[b]	36	36,452

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
General Electric Co.
2.70%, 10/09/22	$750	$723,532
3.10%, 01/09/23	35	34,213
3.15%, 09/07/22	25	24,607
3.38%, 03/11/24	75	73,171
3.45%, 05/15/24 (Call 02/13/24)	101	98,766
4.13%, 10/09/42	200	182,246
4.38%, 09/16/20	25	25,669
4.50%, 03/11/44	300	288,600
4.63%, 01/07/21	50	51,688
4.65%, 10/17/21	185	192,931
5.50%, 01/08/20	75	77,854
5.55%, 05/04/20	201	210,415
5.88%, 01/14/38	525	596,395
6.00%, 08/07/19	25	25,936
6.15%, 08/07/37	25	29,155
6.88%, 01/10/39	170	214,377
Series A
6.75%, 03/15/32	216	264,833
Hexcel Corp.
4.70%, 08/15/25 (Call 05/15/25)	5	5,155
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	30	27,695
3.50%, 03/01/24 (Call 12/01/23)	21	21,146
3.90%, 09/01/42 (Call 03/01/42)	304	303,255
4.88%, 09/15/41 (Call 03/15/41)	10	11,396
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	100	99,129
3.75%, 08/21/28 (Call 05/21/28)	148	144,865
4.25%, 06/15/23	100	102,963
5.75%, 06/15/43	25	29,397
Koppers Inc.
6.00%, 02/15/25 (Call 02/15/20)[b]	50	50,971
LSB Industries Inc.
9.63%, 05/01/23 (Call 05/01/20)[b,c]	25	25,092
Pall Corp.
5.00%, 06/15/20	100	104,059
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	75	72,220
3.50%, 09/15/22	5	5,032
4.45%, 11/21/44 (Call 05/21/44)	10	10,486

Security	Principal (000s)	Value
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19[b]	$250	$244,748
2.90%, 05/27/22[b]	250	245,922
3.25%, 05/27/25[b]	250	244,360
4.20%, 03/16/47[b]	250	256,232
Techniplas LLC
10.00%, 05/01/20 (Call 06/14/18)[b]	15	13,268
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	50	46,779
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	200	195,160

		7,673,396
MEDIA — 1.31%
21st Century Fox America Inc.
3.00%, 09/15/22	100	98,081
3.38%, 11/15/26 (Call 08/15/26)	100	96,702
3.70%, 10/15/25 (Call 07/15/25)	175	174,270
4.00%, 10/01/23	125	127,235
4.50%, 02/15/21	65	67,252
4.75%, 11/15/46 (Call 05/15/46)	100	106,099
5.40%, 10/01/43	50	57,606
5.65%, 08/15/20	3	3,168
6.15%, 03/01/37	175	214,228
6.15%, 02/15/41	265	331,616
6.20%, 12/15/34	100	121,936
6.55%, 03/15/33	90	111,246
6.65%, 11/15/37	40	51,482
7.75%, 12/01/45	85	126,591
Altice Financing SA
6.63%, 02/15/23 (Call 05/31/18)[b]	200	199,738
7.50%, 05/15/26 (Call 05/15/21)[b]	200	197,086
Altice France SA/France
6.00%, 05/15/22 (Call 05/31/18)[b]	400	394,512
7.38%, 05/01/26 (Call 05/01/21)[b]	400	388,024
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[b,c]	200	180,236
7.75%, 05/15/22 (Call 05/31/18)[b]	200	191,452

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	$200	$201,006
5.50%, 05/15/26 (Call 05/15/21)[b]	200	195,500
AMC Networks Inc.
4.75%, 12/15/22 (Call 05/31/18)	50	50,228
4.75%, 08/01/25 (Call 08/01/21)	155	147,217
5.00%, 04/01/24 (Call 04/01/20)	75	73,305
Block Communications Inc.
6.88%, 02/15/25 (Call 02/15/20)[b]	21	21,186
Cablevision Systems Corp.
5.88%, 09/15/22[c]	29	28,559
8.00%, 04/15/20	50	52,954
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	49,522
2.50%, 02/15/23 (Call 01/15/23)	250	235,637
2.90%, 06/01/23 (Call 05/01/23)[b]	250	238,985
2.90%, 01/15/27 (Call 10/15/26)	200	178,716
3.38%, 03/01/22 (Call 12/01/21)	250	247,647
3.38%, 02/15/28 (Call 11/15/27)	69	63,435
3.50%, 01/15/25 (Call 10/15/24)	125	120,315
3.70%, 06/01/28 (Call 03/01/28)[b]	25	23,506
4.00%, 01/15/26 (Call 10/15/25)	80	78,522
4.85%, 07/01/42 (Call 01/01/42)	99	97,790
4.90%, 08/15/44 (Call 02/15/44)	250	247,637
7.88%, 07/30/30	50	63,130
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[b,c]	100	101,492
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)[b]	75	72,196
5.00%, 02/01/28 (Call 08/01/22)[b]	200	184,058
5.13%, 02/15/23 (Call 05/31/18)	80	80,297
5.13%, 05/01/23 (Call 05/31/18)[b]	75	75,317
5.13%, 05/01/27 (Call 05/01/22)[b]	250	234,187

Security	Principal (000s)	Value
5.25%, 09/30/22 (Call 05/31/18)	$75	$76,130
5.38%, 05/01/25 (Call 05/01/20)[b]	50	49,241
5.50%, 05/01/26 (Call 05/01/21)[b]	125	121,816
5.75%, 09/01/23 (Call 05/31/18)	100	101,216
5.75%, 01/15/24 (Call 07/15/18)	125	126,319
5.75%, 02/15/26 (Call 02/15/21)[b]	300	297,426
5.88%, 04/01/24 (Call 04/01/19)[b]	75	75,930
5.88%, 05/01/27 (Call 05/01/21)[b]	190	186,612
Cengage Learning Inc.
9.50%, 06/15/24 (Call 06/15/19)[b]	75	58,478
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 05/31/18)[b]	100	99,985
7.50%, 04/01/28 (Call 04/01/23)[b]	200	202,738
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	240	240,578
3.75%, 02/15/28 (Call 11/15/27)	31	28,269
4.20%, 03/15/28 (Call 12/15/27)	299	282,938
4.46%, 07/23/22 (Call 05/23/22)	220	224,202
4.91%, 07/23/25 (Call 04/23/25)	525	533,662
5.38%, 04/01/38 (Call 10/01/37)	100	98,295
5.38%, 05/01/47 (Call 11/01/46)	65	61,341
6.38%, 10/23/35 (Call 04/23/35)	250	272,640
6.48%, 10/23/45 (Call 04/23/45)	405	435,330
6.83%, 10/23/55 (Call 04/23/55)	100	110,776
Clear Channel Worldwide Holdings Inc.
Series B
6.50%, 11/15/22 (Call 05/31/18)	100	102,244
7.63%, 03/15/20 (Call 05/31/18)	75	75,189
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	50	47,096
2.35%, 01/15/27 (Call 10/15/26)	230	203,187

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.75%, 03/01/23 (Call 02/01/23)	$25	$24,185
2.85%, 01/15/23	125	121,748
3.00%, 02/01/24 (Call 01/01/24)	50	48,309
3.13%, 07/15/22	53	52,574
3.15%, 03/01/26 (Call 12/01/25)	125	118,993
3.15%, 02/15/28 (Call 11/15/27)	84	78,430
3.20%, 07/15/36 (Call 01/15/36)	35	30,058
3.30%, 02/01/27 (Call 11/01/26)	25	23,806
3.38%, 02/15/25 (Call 11/15/24)	150	146,130
3.38%, 08/15/25 (Call 05/15/25)	225	218,542
3.40%, 07/15/46 (Call 01/15/46)	120	100,091
3.55%, 05/01/28 (Call 02/01/28)	30	28,963
3.60%, 03/01/24	118	117,620
3.90%, 03/01/38 (Call 09/01/37)	15	14,093
3.97%, 11/01/47 (Call 05/01/47)	144	131,797
4.00%, 08/15/47 (Call 02/15/47)	40	36,732
4.00%, 03/01/48 (Call 09/01/47)	50	45,765
4.00%, 11/01/49 (Call 05/01/49)	345	315,306
4.05%, 11/01/52 (Call 05/01/52)	50	45,643
4.20%, 08/15/34 (Call 02/15/34)	140	137,801
4.25%, 01/15/33	345	348,654
4.40%, 08/15/35 (Call 02/15/35)	200	201,350
4.50%, 01/15/43	100	99,413
4.60%, 08/15/45 (Call 02/15/45)	150	150,871
4.65%, 07/15/42	50	50,814
4.75%, 03/01/44	175	179,625
5.15%, 03/01/20	200	207,856
5.70%, 07/01/19	50	51,641
6.45%, 03/15/37	1	1,244
6.50%, 11/15/35	162	202,584
Cox Communications Inc.
3.25%, 12/15/22[b]	250	243,435
3.35%, 09/15/26 (Call 06/15/26)[b]	100	93,816
3.50%, 08/15/27 (Call 05/15/27)[b]	25	23,563
4.70%, 12/15/42[b]	100	92,091
CSC Holdings LLC
5.25%, 06/01/24	100	93,672
5.38%, 02/01/28 (Call 02/01/23)[b]	200	187,182
6.75%, 11/15/21	125	131,567
10.13%, 01/15/23 (Call 01/15/19)[b]	200	221,996

Security	Principal (000s)	Value
10.88%, 10/15/25 (Call 10/15/20)[b]	$350	$410,427
Discovery Communications LLC
2.20%, 09/20/19	203	200,718
2.80%, 06/15/20 (Call 05/15/20)[b]	55	54,374
2.95%, 03/20/23 (Call 02/20/23)	40	38,386
3.30%, 05/15/22	150	147,538
3.90%, 11/15/24 (Call 08/15/24)[d]	30	29,556
3.95%, 03/20/28 (Call 12/20/27)	193	183,234
4.88%, 04/01/43	135	127,452
4.90%, 03/11/26 (Call 12/11/25)	40	41,049
4.95%, 05/15/42	35	33,151
5.00%, 09/20/37 (Call 03/20/37)	50	49,000
5.20%, 09/20/47 (Call 03/20/47)	95	92,953
DISH DBS Corp.
5.00%, 03/15/23	139	120,559
5.13%, 05/01/20	100	99,501
5.88%, 07/15/22[c]	175	161,086
5.88%, 11/15/24	250	213,090
7.75%, 07/01/26[c]	193	175,862
7.88%, 09/01/19	150	155,472
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[b]	50	47,677
5.88%, 07/15/26 (Call 07/15/21)[b]	75	72,338
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	180,528
6.63%, 03/18/25	310	348,384
6.63%, 01/15/40	25	27,879
LBI Media Inc.
10.00%, 04/15/19 (Call 05/17/18)[b]	33	33,001
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 05/31/18)[b]	25	26,015
Liberty Interactive LLC
8.25%, 02/01/30	25	26,872
LIN Television Corp.
5.88%, 11/15/22 (Call 05/11/18)	150	154,635

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
McClatchy Co. (The)
9.00%, 12/15/22 (Call 05/31/18)[c]	$42	$43,980
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.88%, 05/15/24 (Call 05/15/19)[b]	50	47,176
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[b]	125	126,541
MHGE Parent LLC/MHGE Parent Finance Inc.
8.50% (9.25% PIK), 08/01/19 (Call 05/20/18)[b,e]	72	72,181
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 08/15/23 (Call 08/15/18)[b]	35	36,750
NBCUniversal Media LLC
2.88%, 01/15/23	250	243,822
4.38%, 04/01/21	295	305,074
4.45%, 01/15/43	75	73,399
5.15%, 04/30/20	470	489,810
5.95%, 04/01/41	160	191,026
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[b]	80	78,797
6.13%, 02/15/22 (Call 05/11/18)[b]	53	54,590
Quebecor Media Inc.
5.75%, 01/15/23	50	51,244
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)[b]	40	37,100
6.88%, 02/15/23 (Call 02/15/20)[b]	35	33,901
Salem Media Group Inc.
6.75%, 06/01/24 (Call 06/01/20)[b]	14	13,231
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[b,c]	125	115,788

Security	Principal (000s)	Value
5.63%, 08/01/24 (Call 08/01/19)[b,c]	$25	$24,656
6.13%, 10/01/22 (Call 05/16/18)	75	77,291
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[b]	35	34,013
4.63%, 05/15/23 (Call 05/31/18)[b]	25	24,671
5.00%, 08/01/27 (Call 08/01/22)[b]	170	162,358
5.38%, 04/15/25 (Call 04/15/20)[b]	50	49,872
5.38%, 07/15/26 (Call 07/15/21)[b]	75	73,692
6.00%, 07/15/24 (Call 07/15/19)[b]	198	203,485
TEGNA Inc.
5.13%, 10/15/19 (Call 05/31/18)	13	13,104
5.13%, 07/15/20 (Call 05/31/18)	50	50,611
5.50%, 09/15/24 (Call 09/15/19)[b]	110	112,603
6.38%, 10/15/23 (Call 10/15/18)	125	129,217
Telenet Finance Luxembourg Note
5.50%, 03/01/28 (Call 12/01/22)[b]	200	189,954
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	35	32,379
3.85%, 09/29/24 (Call 06/29/24)	250	246,342
4.30%, 11/23/23 (Call 08/23/23)	120	121,577
4.70%, 10/15/19	25	25,565
5.65%, 11/23/43 (Call 05/23/43)	75	83,955
5.85%, 04/15/40	25	27,969
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	75	75,271
4.50%, 09/15/42 (Call 03/15/42)	178	151,517
5.00%, 02/01/20	135	138,505
5.50%, 09/01/41 (Call 03/01/41)	100	97,514
5.88%, 11/15/40 (Call 05/15/40)	121	123,635
6.55%, 05/01/37	90	98,918
6.75%, 06/15/39	165	185,970
7.30%, 07/01/38	73	86,140
Time Warner Entertainment Co. LP
8.38%, 03/15/23	160	188,515
8.38%, 07/15/33	26	33,653

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	$50	$45,816
3.40%, 06/15/22	25	24,821
3.55%, 06/01/24 (Call 03/01/24)	140	136,954
3.60%, 07/15/25 (Call 04/15/25)	150	145,095
3.80%, 02/15/27 (Call 11/15/26)	375	362,794
3.88%, 01/15/26 (Call 10/15/25)	100	97,800
4.65%, 06/01/44 (Call 12/01/43)	200	191,728
4.70%, 01/15/21	105	108,735
4.75%, 03/29/21	200	207,690
4.85%, 07/15/45 (Call 01/15/45)	140	137,533
4.88%, 03/15/20	125	129,075
4.90%, 06/15/42	60	59,633
6.25%, 03/29/41	125	145,814
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	90	91,401
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/31/18)[b]	175	166,381
5.13%, 02/15/25 (Call 02/15/20)[b]	175	161,588
UPC Holding BV
5.50%, 01/15/28 (Call 10/15/22)[b]	200	186,598
Urban One Inc.
7.38%, 04/15/22 (Call 05/31/18)[b]	25	24,576
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	40	39,308
4.25%, 09/01/23 (Call 06/01/23)	25	25,146
4.38%, 03/15/43	125	111,271
5.25%, 04/01/44 (Call 10/01/43)	100	100,339
5.63%, 09/15/19	3	3,098
5.85%, 09/01/43 (Call 03/01/43)	22	23,533
5.88%, 02/28/57 (Call 02/28/22)[a,f]	100	100,293
6.25%, 02/28/57 (Call 02/28/27)[a,f]	50	50,804
6.88%, 04/30/36	189	219,246
Videotron Ltd.
5.00%, 07/15/22	25	25,539
5.13%, 04/15/27 (Call 04/15/22)[b]	35	34,385

Security	Principal (000s)	Value
5.38%, 06/15/24 (Call 03/15/24)[b]	$50	$51,438
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[b]	250	239,112
6.00%, 10/15/24 (Call 10/15/19)[b]	200	197,204
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[d]	200	206,388
Walt Disney Co. (The)
1.85%, 05/30/19	75	74,465
1.85%, 07/30/26	60	52,786
2.15%, 09/17/20	100	98,266
2.35%, 12/01/22	15	14,450
2.75%, 08/16/21	50	49,499
2.95%, 06/15/27[c]	40	38,104
3.00%, 02/13/26	25	24,113
3.15%, 09/17/25	165	161,594
4.13%, 06/01/44	375	378,465
4.38%, 08/16/41	45	47,664
7.00%, 03/01/32	25	33,048
Ziggo Bond Finance BV
6.00%, 01/15/27 (Call 01/15/22)[b]	150	140,077
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[b]	150	141,402

		28,163,670
METAL FABRICATE & HARDWARE — 0.04%
Grinding Media Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (Call 12/15/19)[b]	75	79,136
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	150	149,026
6.25%, 08/15/24 (Call 08/15/19)[b]	100	101,985
Park-Ohio Industries Inc.
6.63%, 04/15/27 (Call 04/15/22)	25	26,063
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	95	93,734

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.50%, 01/15/23 (Call 10/15/22)	$100	$96,615
3.25%, 06/15/25 (Call 03/15/25)	210	205,254

		751,813
MINING — 0.55%
Alcoa Nederland Holding BV
7.00%, 09/30/26 (Call 09/30/21)[b]	200	218,028
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/18)	75	74,196
9.50%, 04/01/21 (Call 05/31/18)[b]	45	46,884
Anglo American Capital PLC
4.13%, 09/27/22[b]	200	200,764
4.50%, 03/15/28[b]	300	294,195
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	250	256,580
5.38%, 04/15/20	50	51,263
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[b]	100	96,903
Barrick Gold Corp.
3.85%, 04/01/22	50	50,745
5.25%, 04/01/42	125	134,512
Barrick North America Finance LLC
4.40%, 05/30/21	25	25,836
5.70%, 05/30/41	300	337,758
5.75%, 05/01/43	195	223,546
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	171	169,059
5.00%, 09/30/43	371	418,009
6.42%, 03/01/26	100	117,053
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21[d]	200	193,838
Coeur Mining Inc.
5.88%, 06/01/24 (Call 06/01/20)	50	49,272
Constellium NV
5.88%, 02/15/26 (Call 11/15/20)[b]	250	247,277
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)[d]	200	190,378
4.50%, 08/13/23[d]	200	205,334
4.50%, 09/16/25[d]	400	409,144

Security	Principal (000s)	Value
4.50%, 08/01/47 (Call 02/01/47)[d]	$250	$245,435
5.63%, 10/18/43[d]	200	228,862
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 05/31/18)[b]	50	46,247
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)[b]	200	191,000
7.50%, 04/01/25 (Call 04/01/20)[d]	600	594,132
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[b]	150	148,762
5.13%, 03/15/23 (Call 12/15/22)[b]	65	64,860
5.13%, 05/15/24 (Call 02/15/24)[b,c]	50	49,558
Freeport-McMoRan Inc.
3.10%, 03/15/20	50	49,369
3.55%, 03/01/22 (Call 12/01/21)	150	145,255
3.88%, 03/15/23 (Call 12/15/22)	130	124,696
4.00%, 11/14/21	50	49,745
4.55%, 11/14/24 (Call 08/14/24)[c]	75	72,743
5.40%, 11/14/34 (Call 05/14/34)	125	115,339
5.45%, 03/15/43 (Call 09/15/42)	150	135,919
6.88%, 02/15/23 (Call 02/15/20)	35	37,621
Glencore Finance Canada Ltd.
4.25%, 10/25/22[b]	75	75,755
5.55%, 10/25/42[b]	50	52,067
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)[b]	150	143,610
3.88%, 10/27/27 (Call 07/27/27)[b]	150	141,370
4.00%, 04/16/25[b]	100	97,208
4.63%, 04/29/24[b]	40	40,440
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	490	482,787
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/31/18)	25	25,341

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[b,c]	$55	$58,618
IAMGOLD Corp.
7.00%, 04/15/25 (Call 04/15/20)[b]	50	51,251
International Wire Group Inc.
10.75%, 08/01/21 (Call 08/01/19)[b]	25	23,699
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[b]	75	83,066
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[b]	105	98,747
5.95%, 03/15/24 (Call 12/15/23)	100	104,216
Lundin Mining Corp.
7.88%, 11/01/22 (Call 11/01/18)[b]	50	52,561
Minmetals Bounteous Finance BVI Ltd.
4.20%, 07/27/26[d]	400	385,572
MMC Norilsk Nickel OJSC via MMC Finance DAC
4.10%, 04/11/23[d]	250	240,625
5.55%, 10/28/20[d]	200	204,246
Mountain Province Diamonds Inc.
8.00%, 12/15/22 (Call 12/15/19)[b]	50	49,708
New Gold Inc.
6.25%, 11/15/22 (Call 05/08/18)[b]	25	25,507
6.38%, 05/15/25 (Call 05/15/20)[b]	50	50,938
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)[b]	70	66,105
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	191	190,077
4.88%, 03/15/42 (Call 09/15/41)	165	170,658
6.25%, 10/01/39	275	328,545

Security	Principal (000s)	Value
Northwest Acquisitions ULC/Dominion Finco Inc.
7.13%, 11/01/22 (Call 11/01/19)[b]	$125	$127,286
Polyus Finance PLC
5.25%, 02/07/23[d]	200	190,276
Rio Tinto Alcan Inc.
5.75%, 06/01/35	50	59,915
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	365	367,595
5.20%, 11/02/40	325	375,011
7.13%, 07/15/28	25	31,700
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	100	100,230
Southern Copper Corp.
3.50%, 11/08/22	30	29,828
5.25%, 11/08/42	80	82,591
5.38%, 04/16/20	2	2,081
5.88%, 04/23/45	150	167,812
6.75%, 04/16/40	75	90,923
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	25	24,211
4.50%, 01/15/21 (Call 10/15/20)	55	55,691
4.75%, 01/15/22 (Call 10/15/21)	75	76,088
5.40%, 02/01/43 (Call 08/01/42)	50	48,025
6.13%, 10/01/35	150	160,230
6.25%, 07/15/41 (Call 01/15/41)	45	47,766
8.50%, 06/01/24 (Call 06/01/19)[b]	100	111,444
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[b]	75	72,289

		11,773,826
OFFICE & BUSINESS EQUIPMENT — 0.03%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 05/31/18)	25	25,504
5.00%, 09/01/25 (Call 03/01/20)	55	54,874
5.50%, 12/01/24 (Call 06/01/24)	50	51,776
Pitney Bowes Inc.
3.63%, 09/15/20	25	24,789
3.63%, 10/01/21 (Call 09/01/21)	50	47,881
4.63%, 03/15/24 (Call 12/15/23)[c]	70	64,163

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.70%, 04/01/23 (Call 03/01/23)	$50	$46,917
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	86	83,430
4.07%, 03/17/22	125	124,336
4.50%, 05/15/21	100	102,065
6.75%, 12/15/39[c]	75	79,181

		704,916
OIL & GAS — 2.82%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24 (Call 12/15/19)	30	31,131
Anadarko Finance Co.
7.50%, 05/01/31	56	70,575
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	150	144,441
4.85%, 03/15/21 (Call 02/15/21)	150	155,262
5.55%, 03/15/26 (Call 12/15/25)	100	107,846
6.20%, 03/15/40	35	40,678
6.45%, 09/15/36	275	325,825
6.60%, 03/15/46 (Call 09/15/45)	40	49,456
6.95%, 06/15/19	25	26,051
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	60	62,649
5.13%, 12/15/26 (Call 09/15/26)	80	84,433
5.38%, 10/01/22 (Call 06/14/18)	100	102,503
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	50	49,989
5.13%, 12/01/22 (Call 05/31/18)	84	84,578
5.63%, 06/01/23 (Call 06/01/18)	100	102,128
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	236	232,930
4.25%, 01/15/44 (Call 07/15/43)	70	63,766
4.75%, 04/15/43 (Call 10/15/42)	103	101,881
5.10%, 09/01/40 (Call 03/01/40)	505	512,838
6.00%, 01/15/37	100	112,712
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[b]	125	134,375
Baytex Energy Corp.
5.13%, 06/01/21 (Call 05/31/18)[b]	50	47,003
5.63%, 06/01/24 (Call 06/01/19)[b]	50	44,362

Security	Principal (000s)	Value
Berry Petroleum Co. LLC
7.00%, 02/15/26 (Call 02/15/21)[b]	$50	$51,158
BG Energy Capital PLC
4.00%, 10/15/21[b]	200	203,896
BP Capital Markets PLC
1.68%, 05/03/19	15	14,855
1.77%, 09/19/19	50	49,278
2.11%, 09/16/21 (Call 08/16/21)	377	364,578
2.24%, 05/10/19	150	149,239
2.32%, 02/13/20	100	99,080
2.50%, 11/06/22	75	72,257
2.52%, 01/15/20	25	24,868
2.52%, 09/19/22 (Call 08/19/22)	50	48,294
2.75%, 05/10/23	150	145,240
3.02%, 01/16/27 (Call 10/16/26)	100	94,461
3.06%, 03/17/22	110	109,151
3.12%, 05/04/26 (Call 02/04/26)	75	71,734
3.22%, 11/28/23 (Call 09/28/23)	25	24,641
3.22%, 04/14/24 (Call 02/14/24)	100	97,992
3.25%, 05/06/22	125	124,662
3.28%, 09/19/27 (Call 06/19/27)	300	287,838
3.51%, 03/17/25	300	298,191
3.54%, 11/04/24	225	223,798
3.56%, 11/01/21	150	152,058
3.59%, 04/14/27 (Call 01/14/27)	150	147,889
3.72%, 11/28/28 (Call 08/28/28)	270	268,809
4.50%, 10/01/20	152	157,367
4.74%, 03/11/21	50	52,280
BPRL International Singapore Pte Ltd.
4.38%, 01/18/27[d]	200	194,238
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	211	181,420
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	25	25,560
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/31/18)	100	98,809
7.63%, 01/15/22 (Call 05/31/18)	75	74,333
7.75%, 04/15/23 (Call 06/14/18)	50	49,404

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	$225	$217,235
3.45%, 11/15/21 (Call 08/15/21)	105	104,915
3.85%, 06/01/27 (Call 03/01/27)	135	130,527
4.95%, 06/01/47 (Call 12/01/46)	25	25,881
6.75%, 02/01/39	250	312,572
7.20%, 01/15/32	35	43,091
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 05/31/18)[c]	100	102,478
7.50%, 09/15/20 (Call 05/31/18)	6	6,064
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	175	167,960
4.25%, 04/15/27 (Call 01/15/27)[c]	75	72,090
4.45%, 09/15/42 (Call 03/15/42)	50	43,593
5.70%, 10/15/19	345	355,233
6.75%, 11/15/39	335	380,865
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)[b]	25	24,778
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/31/18)[c]	50	48,070
6.13%, 02/15/21[c]	50	50,559
8.00%, 12/15/22 (Call 12/15/18)[b,c]	111	117,686
8.00%, 01/15/25 (Call 01/15/20)[b,c]	185	179,430
8.00%, 06/15/27 (Call 06/15/22)[b,c]	85	81,829
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	290	286,027
2.10%, 05/16/21 (Call 04/15/21)	225	219,357
2.36%, 12/05/22 (Call 09/05/22)	375	361,991
2.42%, 11/17/20 (Call 10/17/20)	100	99,149
2.43%, 06/24/20 (Call 05/24/20)	110	109,180
2.50%, 03/03/22 (Call 02/03/22)	150	146,646
2.57%, 05/16/23 (Call 03/16/23)	25	24,153
2.90%, 03/03/24 (Call 01/03/24)	200	194,826
2.95%, 05/16/26 (Call 02/16/26)	60	57,337
3.19%, 06/24/23 (Call 03/24/23)	50	49,760
3.33%, 11/17/25 (Call 08/17/25)	175	172,468

Security	Principal (000s)	Value
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	$450	$437,800
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	106,355
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 06/14/18)[b]	25	25,030
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[d]	400	410,184
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	199,956
3.00%, 05/09/23	200	191,522
CNOOC Finance 2015 Australia Pty Ltd.
4.20%, 05/05/45	200	189,706
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200	191,978
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	201,546
4.88%, 04/30/44	200	210,132
CNPC General Capital Ltd.
3.95%, 04/19/22[b]	200	201,966
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/31/18)	125	125,576
8.00%, 04/01/23 (Call 05/31/18)	50	52,949
Comstock Resources Inc.
10.00% (12.25% PIK), 03/15/20 (Call 05/31/18)[e]	100	104,375
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	50	48,020
4.38%, 01/15/25 (Call 01/15/20)	195	196,657
4.88%, 10/01/47 (Call 04/01/47)	58	59,180
ConocoPhillips
6.50%, 02/01/39	245	318,152
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	65	62,152
3.35%, 11/15/24 (Call 08/15/24)	75	73,586
3.35%, 05/15/25 (Call 02/15/25)	100	97,905
4.15%, 11/15/34 (Call 05/15/34)	115	116,089
4.30%, 11/15/44 (Call 05/15/44)	125	128,516
4.95%, 03/15/26 (Call 12/15/25)	145	156,326
5.95%, 03/15/46 (Call 09/15/45)	25	31,866

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
ConocoPhillips Holding Co.
6.95%, 04/15/29	$223	$278,833
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	125	121,642
4.38%, 01/15/28 (Call 10/15/27)[b]	80	78,814
4.50%, 04/15/23 (Call 01/15/23)	100	101,207
4.90%, 06/01/44 (Call 12/01/43)	75	73,492
5.00%, 09/15/22 (Call 05/31/18)	300	304,959
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 05/15/25 (Call 05/15/20)[b]	40	40,400
CrownRock LP/CrownRock Finance Inc.
5.63%, 10/15/25 (Call 10/15/20)[b]	125	123,794
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 05/31/18)	50	51,119
Delek Logistics Partners LP
6.75%, 05/15/25 (Call 05/15/20)[b]	6	5,993
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[b]	75	78,433
9.25%, 03/31/22 (Call 03/31/19)[b]	52	54,256
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	365	359,923
4.75%, 05/15/42 (Call 11/15/41)	133	132,709
5.00%, 06/15/45 (Call 12/15/44)	55	57,048
5.60%, 07/15/41 (Call 01/15/41)	83	91,670
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	60	43,176
5.70%, 10/15/39	50	40,044
7.88%, 08/15/25 (Call 05/15/25)	80	82,135
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	75	74,625
5.38%, 05/31/25 (Call 05/31/20)[c]	35	35,568
Dolphin Energy Ltd. LLC
5.50%, 12/15/21[b]	200	212,298

Security	Principal (000s)	Value
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	$65	$61,314
Ecopetrol SA
4.13%, 01/16/25	350	338,359
5.38%, 06/26/26 (Call 03/26/26)	250	258,382
5.88%, 09/18/23	250	266,410
5.88%, 05/28/45	375	362,929
7.38%, 09/18/43	200	229,208
7.63%, 07/23/19	100	105,507
Empresa Nacional del Petroleo
3.75%, 08/05/26[d]	400	379,888
4.50%, 09/14/47 (Call 03/14/47)[d]	250	229,280
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	156	157,114
6.50%, 05/15/19	25	25,845
6.50%, 08/15/34	125	147,911
6.63%, 08/15/37	50	60,168
7.20%, 11/01/31	100	122,808
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)[b]	50	50,155
5.75%, 01/30/28 (Call 01/30/23)[b]	50	50,267
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	25	24,864
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[c]	150	121,999
5.75%, 10/01/44 (Call 04/01/44)	125	86,311
7.75%, 02/01/26	100	94,364
8.00%, 01/31/24 (Call 10/31/23)	37	36,775
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	98,762
3.15%, 04/01/25 (Call 01/01/25)	50	47,950
3.90%, 04/01/35 (Call 10/01/34)	50	48,313
4.10%, 02/01/21	100	102,077
4.15%, 01/15/26 (Call 10/15/25)	25	25,504
5.63%, 06/01/19	40	41,109
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	50	27,000

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
8.00%, 11/29/24 (Call 11/30/19)[b,c]	$50	$51,728
8.00%, 02/15/25 (Call 02/15/20)[b]	80	56,686
9.38%, 05/01/24 (Call 05/01/20)[b]	100	76,496
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	27	26,320
3.00%, 10/01/22 (Call 09/01/22)	100	96,600
3.90%, 10/01/27 (Call 07/01/27)	115	109,502
4.88%, 11/15/21	145	150,433
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)[b]	75	72,676
7.38%, 05/15/24 (Call 05/15/20)[b]	25	26,211
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	50	49,319
2.22%, 03/01/21 (Call 02/01/21)	50	49,165
2.40%, 03/06/22 (Call 01/06/22)	225	219,863
2.71%, 03/06/25 (Call 12/06/24)	375	358,204
2.73%, 03/01/23 (Call 01/01/23)	175	171,626
3.04%, 03/01/26 (Call 12/01/25)	350	339,556
3.57%, 03/06/45 (Call 09/06/44)	125	116,396
4.11%, 03/01/46 (Call 09/01/45)	255	261,041
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[d]	200	202,590
6.00%, 01/23/21[d]	200	207,514
7.29%, 08/16/37[d]	400	461,640
8.63%, 04/28/34[d]	100	126,962
Global Marine Inc.
7.00%, 06/01/28	25	24,661
Great Western Petroleum LLC/Great Western Finance Corp.
9.00%, 09/30/21 (Call 03/31/19)[b]	25	25,792
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	50	47,654
6.38%, 05/15/25 (Call 05/15/20)	60	57,637
6.38%, 01/15/26 (Call 01/15/21)	75	71,834
Halcon Resources Corp.
6.75%, 02/15/25 (Call 02/15/20)	40	39,940

Security	Principal (000s)	Value
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	$75	$72,724
5.60%, 02/15/41	253	255,978
5.80%, 04/01/47 (Call 10/01/46)	10	10,400
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.63%, 02/15/26 (Call 02/15/21)[b]	70	70,683
HighPoint Operating Corp.
8.75%, 06/15/25 (Call 06/15/20)	25	27,125
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	50	48,716
5.75%, 10/01/25 (Call 04/01/20)[b]	25	24,748
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	65	69,522
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	50,307
Indigo Natural Resources LLC
6.88%, 02/15/26 (Call 02/15/21)[b]	85	81,518
Jagged Peak Energy LLC
5.88%, 05/01/26 (Call 05/01/21)[b]	20	20,083
Jonah Energy LLC/Jonah Energy Finance Corp.
7.25%, 10/15/25 (Call 10/15/20)[b]	75	60,003
Jones Energy Holdings LLC/Jones Energy Finance Corp.
9.25%, 03/15/23 (Call 03/15/20)[b]	25	24,525
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 05/31/18)[b]	100	43,811
KazMunayGas National Co. JSC
3.88%, 04/19/22[d]	600	594,276
5.75%, 04/30/43[d]	200	213,254
Kerr-McGee Corp.
7.88%, 09/15/31	10	12,866

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Korea National Oil Corp.
4.00%, 01/23/24[d]	$200	$200,358
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 05/31/18)	75	75,855
Lonestar Resources America Inc.
11.25%, 01/01/23 (Call 01/01/21)[b]	25	25,242
Lukoil International Finance BV
4.56%, 04/24/23[d]	400	397,064
4.75%, 11/02/26[d]	200	196,900
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	25	24,693
2.80%, 11/01/22 (Call 08/01/22)	250	239,015
4.40%, 07/15/27 (Call 04/15/27)	25	25,113
5.20%, 06/01/45 (Call 12/01/44)	20	20,998
6.60%, 10/01/37	25	29,972
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	55	55,161
3.63%, 09/15/24 (Call 06/15/24)	185	182,212
4.75%, 09/15/44 (Call 03/15/44)	85	84,016
5.13%, 03/01/21	135	141,407
5.85%, 12/15/45 (Call 06/15/45)	100	108,885
Matador Resources Co.
6.88%, 04/15/23 (Call 05/31/18)	25	26,095
MEG Energy Corp.
6.38%, 01/30/23 (Call 05/31/18)[b]	75	67,690
6.50%, 01/15/25 (Call 01/15/20)[b,c]	75	74,999
7.00%, 03/31/24 (Call 09/30/18)[b]	100	89,811
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)[b]	300	302,184
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	50	49,173
5.75%, 08/15/25 (Call 08/15/20)	50	50,041
5.88%, 12/01/42 (Call 06/01/42)	50	45,692
6.88%, 08/15/24 (Call 08/15/19)	50	53,006
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	50	49,875
6.00%, 08/15/23 (Call 08/15/18)	50	51,635

Security	Principal (000s)	Value
Nabors Industries Inc.
4.63%, 09/15/21	$75	$73,281
5.00%, 09/15/20	50	50,405
5.10%, 09/15/23 (Call 06/15/23)	25	23,797
5.50%, 01/15/23 (Call 11/15/22)	100	98,220
5.75%, 02/01/25 (Call 11/01/24)[b,c]	100	95,057
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	50	51,825
5.63%, 07/01/24[c]	175	185,512
5.75%, 01/30/22	50	52,554
Nexen Energy ULC
6.40%, 05/15/37	300	366,519
7.50%, 07/30/39	50	68,992
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	50	48,247
3.90%, 11/15/24 (Call 08/15/24)	50	49,725
4.15%, 12/15/21 (Call 09/15/21)	275	279,350
4.95%, 08/15/47 (Call 02/15/47)	75	76,534
5.25%, 11/15/43 (Call 05/15/43)	100	105,388
6.00%, 03/01/41 (Call 09/01/40)	26	29,419
Noble Holding International Ltd.
6.20%, 08/01/40	100	70,000
7.75%, 01/15/24 (Call 10/15/23)[c]	55	51,360
7.88%, 02/01/26 (Call 02/01/21)[b]	50	50,402
7.95%, 04/01/25 (Call 01/01/25)	100	89,755
8.95%, 04/01/45 (Call 10/01/44)	50	43,126
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 05/31/18)	25	23,688
Oasis Petroleum Inc.
6.25%, 05/01/26[b]	15	15,000
6.88%, 03/15/22 (Call 05/31/18)[c]	125	128,437
6.88%, 01/15/23 (Call 05/31/18)	50	51,309
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	225	218,504
3.13%, 02/15/22 (Call 11/15/21)	100	99,688
3.40%, 04/15/26 (Call 01/15/26)	75	73,390
4.20%, 03/15/48 (Call 09/15/47)	50	49,702
4.40%, 04/15/46 (Call 10/15/45)	505	518,473
4.63%, 06/15/45 (Call 12/15/44)	75	79,033

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Series1
4.10%, 02/01/21 (Call 11/01/20)	$225	$230,816
Oil India International Pte Ltd.
4.00%, 04/21/27[d]	200	188,374
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/26[d]	800	758,216
Par Petroleum LLC/Petroleum Finance Corp.
7.75%, 12/15/25 (Call 12/15/20)[b]	25	25,413
Parker Drilling Co.
7.50%, 08/01/20 (Call 06/14/18)	25	23,616
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	50	49,914
5.38%, 01/15/25 (Call 01/15/20)[b]	25	25,050
5.63%, 10/15/27 (Call 10/15/22)[b]	100	101,314
6.25%, 06/01/24 (Call 06/01/19)[b]	125	130,390
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)[b]	145	137,614
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	75	77,476
7.25%, 06/15/25 (Call 06/15/20)	100	103,961
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)[b]	55	55,406
6.13%, 09/15/24 (Call 09/15/19)	75	76,897
Pertamina Persero PT
4.88%, 05/03/22[d]	200	205,124
6.00%, 05/03/42[d]	200	209,606
6.45%, 05/30/44[d]	200	221,668
6.50%, 05/27/41[d]	200	221,352
Petro-Canada
6.80%, 05/15/38	200	260,510
Petrobras Global Finance BV
4.38%, 05/20/23	345	336,441
5.30%, 01/27/25[b]	53	52,139

Security	Principal (000s)	Value
5.38%, 01/27/21	$80	$83,006
5.63%, 05/20/43	166	138,819
5.75%, 01/20/20	200	209,840
5.75%, 02/01/29	200	189,946
6.00%, 01/27/28[b]	1,000	975,000
6.25%, 03/17/24	200	210,356
6.75%, 01/27/41	125	118,391
6.85%, 06/05/15	200	185,174
7.25%, 03/17/44	150	149,371
7.38%, 01/17/27	100	107,203
8.38%, 05/23/21	190	214,385
8.75%, 05/23/26	773	905,600
Petroleos de Venezuela SA
5.50%, 04/12/37[d,k]	300	79,050
6.00%, 05/16/24[d,k]	300	75,912
6.00%, 11/15/26[d,k]	200	50,402
9.00%, 11/17/21[d,k]	125	37,800
9.75%, 05/17/35[d,k]	450	127,287
12.75%, 02/17/22[d,k]	180	54,472
Petroleos del Peru SA
5.63%, 06/19/47[d]	200	195,066
Petroleos Mexicanos
3.50%, 01/30/23	270	255,204
4.88%, 01/18/24	200	198,252
5.38%, 03/13/22	150	155,229
5.50%, 01/21/21	200	206,726
5.50%, 06/27/44	200	168,688
5.63%, 01/23/46	500	424,420
6.00%, 03/05/20	223	231,775
6.38%, 02/04/21	329	346,845
6.38%, 01/23/45	250	232,290
6.50%, 03/13/27	350	362,603
6.50%, 06/02/41	700	670,922
6.63%, 06/15/35	255	253,210
6.63%, 06/15/38	350	341,243
6.75%, 09/21/47	100	96,522
(3 mo. LIBOR US + 3.650%)
5.72%, 03/11/22[a]	400	437,348
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	105,317
Petroliam Nasional Bhd
7.63%, 10/15/26[d]	115	143,988

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Petronas Capital Ltd.
3.50%, 03/18/25[d]	$400	$389,624
4.50%, 03/18/45[d]	300	307,308
5.25%, 08/12/19[b]	200	205,370
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	25	24,544
4.30%, 04/01/22	75	77,558
4.65%, 11/15/34 (Call 05/15/34)	154	159,091
4.88%, 11/15/44 (Call 05/15/44)	500	522,030
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,062
3.95%, 07/15/22 (Call 04/15/22)	100	101,503
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	50	47,089
6.50%, 12/15/21 (Call 06/14/18)	34	34,383
7.13%, 01/15/26 (Call 11/15/20)[b]	100	101,051
7.75%, 12/15/23 (Call 12/15/19)	25	26,083
PTT PCL
4.50%, 10/25/42[d]	200	197,158
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)[b]	250	235,620
5.13%, 10/06/24 (Call 10/06/20)[b]	400	393,180
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	75	73,110
5.38%, 10/01/22 (Call 07/01/22)	50	50,500
5.63%, 03/01/26 (Call 12/01/25)	50	48,180
6.88%, 03/01/21	50	53,750
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[c]	100	92,689
5.00%, 08/15/22 (Call 05/15/22)	25	24,616
5.00%, 03/15/23 (Call 12/15/22)	50	48,114
5.88%, 07/01/22 (Call 04/01/22)	47	47,642
Reliance Holdings USA Inc.
5.40%, 02/14/22[d]	250	261,360
Resolute Energy Corp.
8.50%, 05/01/20 (Call 05/31/18)	25	25,002
8.50%, 05/01/20 (Call 06/14/18)[b]	30	29,925

Security	Principal (000s)	Value
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	$50	$42,875
4.88%, 06/01/22 (Call 03/01/22)	50	46,177
5.85%, 01/15/44 (Call 07/15/43)	25	17,951
7.38%, 06/15/25 (Call 03/15/25)	100	96,772
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)	50	51,436
6.63%, 10/01/22 (Call 05/31/18)	40	41,723
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 05/31/18)[b]	100	73,113
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[c]	150	108,381
7.75%, 06/15/21 (Call 05/31/18)	40	37,175
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)[b]	50	48,644
6.75%, 05/01/23 (Call 05/31/18)[b]	25	26,014
6.88%, 06/30/23 (Call 06/30/18)[b]	100	104,244
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25 (Call 02/15/21)[b]	25	25,419
Shell International Finance BV
1.38%, 05/10/19	75	74,143
1.38%, 09/12/19	25	24,563
1.75%, 09/12/21	280	268,260
1.88%, 05/10/21	75	72,566
2.13%, 05/11/20	555	547,741
2.25%, 11/10/20	125	123,126
2.25%, 01/06/23	25	23,903
2.38%, 08/21/22	25	24,165
2.50%, 09/12/26	125	115,370
2.88%, 05/10/26	50	47,526
3.25%, 05/11/25	325	319,410
3.40%, 08/12/23	142	142,459
3.75%, 09/12/46	60	56,613
4.00%, 05/10/46	100	97,862
4.13%, 05/11/35	40	40,866
4.30%, 09/22/19	325	332,169

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.38%, 03/25/20	$280	$287,966
4.38%, 05/11/45	561	582,037
4.55%, 08/12/43	50	53,025
5.50%, 03/25/40	107	127,476
6.38%, 12/15/38	175	229,687
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[d]	200	192,584
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	200	200,826
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[d]	400	406,912
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	200	196,638
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21[d]	200	190,594
2.75%, 09/29/26[d]	200	179,718
3.50%, 05/03/26[d]	200	190,798
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20[d]	200	196,290
2.50%, 09/13/22[d]	250	237,307
3.63%, 04/12/27[d]	200	191,482
4.25%, 04/12/47[d]	400	381,060
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	50	47,645
5.63%, 06/01/25 (Call 06/01/20)[c]	50	48,333
6.13%, 11/15/22 (Call 11/15/18)[c]	175	176,878
6.50%, 01/01/23 (Call 06/14/18)	25	25,135
6.75%, 09/15/26 (Call 09/15/21)[c]	50	50,947
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[c]	25	24,308
6.45%, 01/23/25 (Call 10/23/24)	100	97,783
7.50%, 04/01/26 (Call 04/01/21)	50	51,125
7.75%, 10/01/27 (Call 10/01/22)[c]	50	51,500

Security	Principal (000s)	Value
SRC Energy Inc.
6.25%, 12/01/25 (Call 12/01/20)[b]	$75	$76,044
Statoil ASA
2.45%, 01/17/23	307	294,935
2.65%, 01/15/24	385	369,161
3.15%, 01/23/22	130	129,797
3.25%, 11/10/24	150	147,763
3.70%, 03/01/24	125	126,571
3.95%, 05/15/43	255	249,846
4.80%, 11/08/43	100	110,802
5.10%, 08/17/40	84	96,104
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	85	81,161
5.95%, 12/01/34	50	59,454
6.50%, 06/15/38	60	76,400
6.85%, 06/01/39	50	66,003
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26 (Call 02/15/21)[b]	100	97,044
5.88%, 03/15/28 (Call 03/15/23)[b]	75	72,848
Tosco Corp.
8.13%, 02/15/30	50	67,937
Total Capital International SA
2.10%, 06/19/19	250	248,357
2.70%, 01/25/23	50	48,494
2.75%, 06/19/21	50	49,526
2.88%, 02/17/22	175	172,783
3.70%, 01/15/24	15	15,159
3.75%, 04/10/24	125	126,474
Total Capital SA
4.45%, 06/24/20	100	103,134
Transocean Inc.
6.80%, 03/15/38	50	42,059
7.50%, 01/15/26 (Call 01/15/21)[b]	50	50,732
7.50%, 04/15/31[c]	125	115,637
8.38%, 12/15/21	150	160,567
9.00%, 07/15/23 (Call 07/15/20)[b]	100	107,924
Trinidad Drilling Ltd.
6.63%, 02/15/25 (Call 02/15/20)[b]	30	28,760

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Tullow Oil PLC
6.25%, 04/15/22 (Call 05/25/18)[b]	$200	$203,208
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[b,c]	50	36,788
7.13%, 04/15/25 (Call 04/15/20)[b,c]	75	50,348
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	710	678,284
4.90%, 03/15/45	125	130,699
6.13%, 02/01/20	25	26,261
6.63%, 06/15/37	25	31,177
7.50%, 04/15/32	7	9,057
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)[b]	100	94,136
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[c]	119	121,796
6.25%, 04/01/23 (Call 01/01/23)[c]	50	51,422
6.63%, 01/15/26 (Call 10/15/25)[b]	80	82,294
WildHorse Resource Development Corp.
6.88%, 02/01/25 (Call 02/01/20)	70	71,371
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)[b]	130	126,716
3.70%, 09/15/26 (Call 06/15/26)[b]	100	96,629
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	50	50,376
6.00%, 01/15/22 (Call 10/15/21)	87	90,970
8.25%, 08/01/23 (Call 06/01/23)	25	28,422
YPF SA
8.75%, 04/04/24[d]	200	220,910

		60,744,705
OIL & GAS SERVICES — 0.21%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	100	107,552

Security	Principal (000s)	Value
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	$25	$24,284
3.34%, 12/15/27 (Call 09/15/27)	50	46,933
4.08%, 12/15/47 (Call 06/15/47)	45	41,239
Calfrac Holdings LP
7.50%, 12/01/20 (Call 05/31/18)[b]	25	24,782
COSL Singapore Capital Ltd.
4.50%, 07/30/25[d]	200	198,264
CSI Compressco LP/CSI Compressco Finance Inc.
7.50%, 04/01/25 (Call 04/01/21)[b]	65	65,325
Exterran Energy Solutions LP/EES Finance Corp.
8.13%, 05/01/25 (Call 05/01/20)	100	106,100
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	75	74,778
3.80%, 11/15/25 (Call 08/15/25)	225	223,731
4.75%, 08/01/43 (Call 02/01/43)	35	35,927
4.85%, 11/15/35 (Call 05/15/35)	75	79,341
5.00%, 11/15/45 (Call 05/15/45)	460	491,634
6.70%, 09/15/38	100	125,779
KCA Deutag UK Finance PLC
9.88%, 04/01/22 (Call 04/01/20)[b]	200	210,160
McDermott Escrow 1 Inc./McDermott Escrow 2 Inc.
10.63%, 05/01/24 (Call 05/01/21)[b,c,l]	70	70,720
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/18)[b]	200	204,226
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	231	220,309
3.95%, 12/01/42 (Call 06/01/42)	15	13,076
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	25	23,984
6.00%, 02/01/28 (Call 11/01/27)	50	49,549
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20[b]	500	488,185
2.65%, 11/20/22 (Call 10/20/22)[b]	250	242,007

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)[b]	$120	$119,335
4.00%, 12/21/25 (Call 09/21/25)[b]	180	180,275
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	125,137
3.65%, 12/01/23 (Call 09/01/23)	13	13,087
SESI LLC
7.13%, 12/15/21 (Call 05/31/18)	25	25,438
7.75%, 09/15/24 (Call 09/15/20)[b]	25	25,948
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[b]	90	92,474
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)[b]	65	66,300
Weatherford International LLC
9.88%, 03/01/25 (Call 12/01/24)[b,c]	75	71,413
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[c]	200	177,072
5.95%, 04/15/42 (Call 10/17/41)	25	17,989
7.00%, 03/15/38	100	78,500
7.75%, 06/15/21 (Call 05/15/21)[c]	100	99,006
8.25%, 06/15/23 (Call 03/15/23)[c]	45	42,417
9.88%, 02/15/24 (Call 11/15/23)	125	120,035

		4,422,311
PACKAGING & CONTAINERS — 0.17%
ARD Finance SA
7.13% (7.88% PIK), 09/15/23 (Call 09/15/19)[e]	200	204,884
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 02/15/25 (Call 02/15/20)[b]	200	202,564
7.25%, 05/15/24 (Call 05/15/19)[b]	200	211,564

Security	Principal (000s)	Value
Ball Corp.
4.00%, 11/15/23	$100	$98,155
4.38%, 12/15/20	50	50,957
4.88%, 03/15/26 (Call 12/15/25)	100	100,041
5.00%, 03/15/22	100	103,636
5.25%, 07/01/25	100	103,108
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	25	22,943
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[b]	40	38,201
5.13%, 07/15/23 (Call 07/15/18)	50	50,431
5.50%, 05/15/22 (Call 05/31/18)	50	51,350
6.00%, 10/15/22 (Call 10/15/18)	50	52,026
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[b]	75	75,472
7.25%, 04/15/25 (Call 04/15/20)[b]	200	205,208
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	75	73,869
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)	75	69,424
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (Call 02/01/21)[b]	100	96,508
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)[b]	25	25,169
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)	51	49,985
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b]	75	76,085
5.88%, 08/15/23[b]	150	153,559
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	50	49,319
4.50%, 11/01/23 (Call 08/01/23)	100	103,143

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Pactiv LLC
7.95%, 12/15/25	$25	$27,772
Plastipak Holdings Inc.
6.25%, 10/15/25 (Call 10/15/20)[b]	100	97,203
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[b]	215	216,034
5.75%, 10/15/20 (Call 05/31/18)	97	97,617
7.00%, 07/15/24 (Call 07/15/19)[b]	150	156,097
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	100	101,682
5.13%, 12/01/24 (Call 09/01/24)[b]	100	101,585
5.25%, 04/01/23 (Call 01/01/23)[b]	100	102,579
5.50%, 09/15/25 (Call 06/15/25)[b]	75	77,701
6.88%, 07/15/33[b]	25	27,874
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/18)[b]	110	113,507
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	28,282
WestRock MWV LLC
7.95%, 02/15/31	60	79,888
8.20%, 01/15/30	75	100,196
WestRock RKT Co.
4.90%, 03/01/22	50	52,288

		3,647,906
PHARMACEUTICALS — 1.36%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	75	72,878
2.50%, 05/14/20 (Call 04/14/20)	435	429,693
2.90%, 11/06/22	225	218,941
3.20%, 11/06/22 (Call 09/06/22)	145	142,748
3.20%, 05/14/26 (Call 02/14/26)	275	257,078
3.60%, 05/14/25 (Call 02/14/25)	235	227,785

Security	Principal (000s)	Value
4.30%, 05/14/36 (Call 11/14/35)	$15	$14,554
4.40%, 11/06/42	325	308,331
4.45%, 05/14/46 (Call 11/14/45)	130	124,541
4.50%, 05/14/35 (Call 11/14/34)	135	134,507
4.70%, 05/14/45 (Call 11/14/44)	250	247,530
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	45	43,671
4.63%, 10/01/42 (Call 04/01/42)	50	47,422
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	675	669,850
3.45%, 03/15/22 (Call 01/15/22)	675	663,754
3.80%, 03/15/25 (Call 12/15/24)	732	703,386
4.55%, 03/15/35 (Call 09/15/34)	550	516,516
4.75%, 03/15/45 (Call 09/15/44)	50	47,145
4.85%, 06/15/44 (Call 12/15/43)	175	166,700
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	175	164,986
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	95,570
3.40%, 05/15/24 (Call 02/15/24)	50	48,838
3.45%, 12/15/27 (Call 09/15/27)	125	116,849
4.25%, 03/01/45 (Call 09/01/44)	20	18,198
4.30%, 12/15/47 (Call 06/15/47)	50	45,705
AstraZeneca PLC
1.95%, 09/18/19	25	24,683
2.38%, 11/16/20	345	338,856
2.38%, 06/12/22 (Call 05/12/22)	25	23,996
3.38%, 11/16/25	400	388,440
4.00%, 09/18/42	125	118,438
4.38%, 11/16/45	125	124,890
6.45%, 09/15/37	300	381,519
Bristol-Myers Squibb Co.
2.00%, 08/01/22	132	126,129
3.25%, 02/27/27	250	241,532
4.50%, 03/01/44 (Call 09/01/43)	100	107,180
Cardinal Health Inc.
1.95%, 06/14/19	30	29,693
2.62%, 06/15/22 (Call 05/15/22)	235	225,823
3.08%, 06/15/24 (Call 04/15/24)	125	118,485
3.41%, 06/15/27 (Call 03/15/27)	145	134,635
3.75%, 09/15/25 (Call 06/15/25)	150	145,867
4.37%, 06/15/47 (Call 12/15/46)	300	280,332
4.60%, 03/15/43	50	48,166

SCHEDULE OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	$375	$361,732
2.25%, 08/12/19 (Call 07/12/19)	285	282,580
2.75%, 12/01/22 (Call 09/01/22)	250	240,220
2.80%, 07/20/20 (Call 06/20/20)	275	273,127
2.88%, 06/01/26 (Call 03/01/26)	255	232,866
3.13%, 03/09/20	100	99,972
3.35%, 03/09/21	300	300,420
3.50%, 07/20/22 (Call 05/20/22)	225	223,884
3.70%, 03/09/23 (Call 02/09/23)	50	49,804
3.88%, 07/20/25 (Call 04/20/25)	65	63,961
4.00%, 12/05/23 (Call 09/05/23)	160	160,992
4.30%, 03/25/28 (Call 12/25/27)	275	272,002
4.78%, 03/25/38 (Call 09/25/37)	650	643,883
4.88%, 07/20/35 (Call 01/20/35)	210	214,059
5.05%, 03/25/48 (Call 09/25/47)	775	791,438
5.13%, 07/20/45 (Call 01/20/45)	180	186,579
5.30%, 12/05/43 (Call 06/05/43)	50	53,169
Eli Lilly & Co.
2.35%, 05/15/22	15	14,533
2.75%, 06/01/25 (Call 03/01/25)	150	143,427
3.10%, 05/15/27 (Call 02/15/27)	140	134,616
3.70%, 03/01/45 (Call 09/01/44)	100	95,605
3.95%, 05/15/47 (Call 11/15/46)	25	24,935
5.55%, 03/15/37	20	24,290
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[b]	100	96,386
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[b]	200	140,768
Endo Finance LLC
5.75%, 01/15/22 (Call 05/31/18)[b]	50	41,057
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 05/31/18)[b]	200	144,930
7.25%, 01/15/22 (Call 05/31/18)[b]	50	42,513
Express Scripts Holding Co.
2.25%, 06/15/19	300	297,465
3.00%, 07/15/23 (Call 05/15/23)	25	23,764

Security	Principal (000s)	Value
3.40%, 03/01/27 (Call 12/01/26)	$60	$55,241
3.50%, 06/15/24 (Call 03/15/24)	25	23,999
3.90%, 02/15/22	275	276,122
4.50%, 02/25/26 (Call 11/27/25)	260	260,897
4.75%, 11/15/21	100	103,553
4.80%, 07/15/46 (Call 01/15/46)	325	319,199
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	35	34,064
4.20%, 03/18/43	25	25,140
5.38%, 04/15/34	25	28,276
6.38%, 05/15/38	234	302,709
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	150	147,628
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[b]	30	31,880
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	200	194,040
1.95%, 11/10/20	3	2,939
2.05%, 03/01/23 (Call 01/01/23)	50	47,802
2.45%, 03/01/26 (Call 12/01/25)	255	237,436
2.63%, 01/15/25 (Call 11/15/24)	50	47,821
2.90%, 01/15/28 (Call 10/15/27)	7	6,615
2.95%, 03/03/27 (Call 12/03/26)	25	23,937
3.38%, 12/05/23	150	151,465
3.50%, 01/15/48 (Call 07/15/47)	10	9,292
3.55%, 03/01/36 (Call 09/01/35)	125	121,379
3.63%, 03/03/37 (Call 09/03/36)	140	136,612
3.70%, 03/01/46 (Call 09/01/45)	450	433,408
3.75%, 03/03/47 (Call 09/03/46)	200	195,208
4.38%, 12/05/33 (Call 06/05/33)	20	21,381
5.95%, 08/15/37	85	108,566
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	150	149,032
3.95%, 02/16/28 (Call 11/16/27)	80	78,144
Mead Johnson Nutrition Co.
3.00%, 11/15/20	67	66,807
4.13%, 11/15/25 (Call 08/15/25)	225	228,330
4.90%, 11/01/19	2	2,055
Merck & Co. Inc.
2.35%, 02/10/22	140	136,270
2.40%, 09/15/22 (Call 06/15/22)	145	140,621

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.75%, 02/10/25 (Call 11/10/24)	$425	$406,704
2.80%, 05/18/23	150	146,359
3.70%, 02/10/45 (Call 08/10/44)	165	157,189
3.88%, 01/15/21 (Call 10/15/20)	30	30,685
4.15%, 05/18/43	150	153,157
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	15	15,379
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)[b]	300	292,494
5.40%, 11/29/43 (Call 05/29/43)	28	28,564
Mylan NV
2.50%, 06/07/19	250	248,035
3.15%, 06/15/21 (Call 05/15/21)	140	137,598
3.95%, 06/15/26 (Call 03/15/26)	200	189,996
5.25%, 06/15/46 (Call 12/15/45)	230	224,303
Novartis Capital Corp.
1.80%, 02/14/20	50	49,153
2.40%, 05/17/22 (Call 04/17/22)	380	369,227
2.40%, 09/21/22	100	96,623
3.00%, 11/20/25 (Call 08/20/25)	100	96,304
3.10%, 05/17/27 (Call 02/17/27)	200	192,226
3.40%, 05/06/24	60	59,735
4.00%, 11/20/45 (Call 05/20/45)	50	50,372
4.40%, 05/06/44	180	193,039
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	195,502
4.38%, 03/15/26 (Call 12/15/25)	200	198,906
Pfizer Inc.
1.70%, 12/15/19	270	265,966
2.10%, 05/15/19	50	49,774
2.20%, 12/15/21	100	97,504
2.75%, 06/03/26	125	117,225
3.00%, 06/15/23	173	171,725
3.00%, 12/15/26	259	247,648
3.40%, 05/15/24	50	49,798
4.00%, 12/15/36	10	10,058
4.13%, 12/15/46	150	149,206
4.30%, 06/15/43	50	51,012
4.40%, 05/15/44	125	129,458
5.80%, 08/12/23	350	392,010
7.20%, 03/15/39	235	330,668

Security	Principal (000s)	Value
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	$350	$343,931
2.40%, 09/23/21 (Call 08/23/21)	457	438,752
2.88%, 09/23/23 (Call 07/23/23)	335	315,600
3.20%, 09/23/26 (Call 06/23/26)	248	226,769
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	175,424
Series 2
3.65%, 11/10/21	50	46,677
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	80	75,898
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	125	119,476
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	250	243,460
2.20%, 07/21/21	275	248,242
2.80%, 07/21/23	265	222,277
3.15%, 10/01/26	250	199,037
4.10%, 10/01/46	270	197,000
6.75%, 03/01/28[b,c]	200	197,432
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 05/31/18)[b]	100	90,541
5.50%, 11/01/25 (Call 11/01/20)[b]	55	54,725
5.63%, 12/01/21 (Call 05/31/18)[b]	150	145,805
5.88%, 05/15/23 (Call 05/31/18)[b]	280	257,090
6.13%, 04/15/25 (Call 04/15/20)[b]	325	292,581
6.50%, 03/15/22 (Call 03/15/19)[b]	105	109,148
7.00%, 03/15/24 (Call 03/15/20)[b]	200	211,190
7.25%, 07/15/22 (Call 05/31/18)[b]	50	50,502

SCHEDULE OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
7.50%, 07/15/21 (Call 05/31/18)[b]	$100	$101,589
9.00%, 12/15/25 (Call 12/15/21)[b]	140	142,029
9.25%, 04/01/26 (Call 04/01/22)[b]	125	127,390
Wyeth LLC
5.95%, 04/01/37	335	416,204
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	90	83,456
3.25%, 02/01/23 (Call 11/01/22)	50	49,295
3.45%, 11/13/20 (Call 10/13/20)	30	30,119
3.95%, 09/12/47 (Call 03/12/47)	50	46,696
4.50%, 11/13/25 (Call 08/13/25)	205	213,335
4.70%, 02/01/43 (Call 08/01/42)	50	52,119

		29,326,076
PIPELINES — 1.01%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47[d]	200	188,736
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[b]	95	94,444
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	63	61,900
5.20%, 12/01/47 (Call 06/01/47)	25	24,717
5.25%, 01/15/25 (Call 01/15/21)	280	286,969
5.50%, 10/15/19 (Call 09/15/19)	25	25,707
6.25%, 10/15/22 (Call 10/15/18)	37	38,608
6.38%, 05/01/24 (Call 05/01/19)	125	133,080
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)	25	24,922
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[b]	75	74,707
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 05/31/18)[b]	25	25,620

Security	Principal (000s)	Value
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	$135	$143,923
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	50	47,120
4.15%, 07/01/23 (Call 04/01/23)	50	49,832
6.38%, 01/22/78 (Call 01/22/23)[a,f]	50	48,830
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	85	82,994
5.88%, 03/31/25 (Call 10/02/24)	170	175,124
7.00%, 06/30/24 (Call 01/01/24)	100	109,303
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[b]	180	175,855
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)[b]	50	49,409
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	100	99,185
6.25%, 04/01/23 (Call 05/31/18)	100	101,534
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	100	96,531
4.75%, 09/30/21 (Call 06/30/21)[b]	50	50,631
4.95%, 04/01/22 (Call 01/01/22)	25	25,470
5.35%, 03/15/20[b]	175	179,900
5.60%, 04/01/44 (Call 10/01/43)	50	49,008
5.85%, 05/21/43 (Call 05/21/23)[a,b,f]	75	71,406
6.75%, 09/15/37[b]	50	54,276
8.13%, 08/16/30	25	30,049
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	18	17,827
3.90%, 05/15/24 (Call 02/15/24)	200	193,426
4.40%, 03/15/27 (Call 12/15/26)	25	24,258
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	80	81,533
5.50%, 09/15/40 (Call 03/15/40)	30	31,687
5.88%, 10/15/25 (Call 07/15/25)	100	109,105
Series B
7.50%, 04/15/38	10	12,745

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	$100	$96,533
3.70%, 07/15/27 (Call 04/15/27)	65	61,435
4.25%, 12/01/26 (Call 09/01/26)	40	39,750
5.50%, 12/01/46 (Call 05/29/46)	50	55,092
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	85	82,101
5.50%, 06/01/27 (Call 03/01/27)	75	74,786
5.88%, 01/15/24 (Call 10/15/23)	50	51,028
7.50%, 10/15/20	150	160,758
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	225	219,100
4.05%, 03/15/25 (Call 12/15/24)	100	96,849
4.75%, 01/15/26 (Call 10/15/25)	100	99,744
4.90%, 03/15/35 (Call 09/15/34)	390	366,701
5.15%, 02/01/43 (Call 08/01/42)	55	49,985
5.15%, 03/15/45 (Call 09/15/44)	100	90,974
5.20%, 02/01/22 (Call 11/01/21)	400	415,876
5.30%, 04/15/47 (Call 10/15/46)	40	37,319
6.13%, 12/15/45 (Call 06/15/45)	190	194,794
6.50%, 02/01/42 (Call 08/01/41)	215	227,313
7.50%, 07/01/38	50	58,354
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	25	25,931
5.88%, 03/01/22 (Call 12/01/21)	260	276,006
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	38	36,686
4.40%, 04/01/24 (Call 01/01/24)	150	148,515
4.85%, 07/15/26 (Call 04/15/26)	75	74,935
5.05%, 04/01/45 (Call 10/01/44)	400	362,136
5.60%, 04/01/44 (Call 10/01/43)	50	48,711
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	15	14,905
2.85%, 04/15/21 (Call 03/15/21)	25	24,632
3.35%, 03/15/23 (Call 12/15/22)	525	518,973
3.70%, 02/15/26 (Call 11/15/25)	50	48,955
3.75%, 02/15/25 (Call 11/15/24)	50	49,594
3.95%, 02/15/27 (Call 11/15/26)[c]	125	124,261
4.25%, 02/15/48 (Call 08/15/47)	250	236,512
4.45%, 02/15/43 (Call 08/15/42)	10	9,735
4.85%, 08/15/42 (Call 02/15/42)	126	129,761

Security	Principal (000s)	Value
4.85%, 03/15/44 (Call 09/15/43)	$240	$247,771
4.90%, 05/15/46 (Call 11/15/45)	175	182,086
4.95%, 10/15/54 (Call 04/15/54)	50	50,746
5.10%, 02/15/45 (Call 08/15/44)	70	74,495
5.20%, 09/01/20	40	41,740
5.70%, 02/15/42	20	22,966
7.55%, 04/15/38	65	86,719
Series J
5.75%, 03/01/35	100	109,976
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/31/18)	75	73,354
6.25%, 05/15/26 (Call 02/15/21)	100	95,434
6.75%, 08/01/22 (Call 08/01/18)	100	101,875
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)[b]	50	51,742
Holly Energy Partners LP/Holly Energy Finance Corp.
6.00%, 08/01/24 (Call 08/01/19)[b]	25	25,168
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	25	24,254
3.95%, 09/01/22 (Call 06/01/22)	50	50,121
4.15%, 02/01/24 (Call 11/01/23)	50	49,894
5.00%, 10/01/21 (Call 07/01/21)	25	25,967
5.00%, 03/01/43 (Call 09/01/42)	10	9,474
5.30%, 09/15/20	100	104,032
5.40%, 09/01/44 (Call 03/01/44)	25	24,906
5.50%, 03/01/44 (Call 09/01/43)	60	60,399
6.85%, 02/15/20	25	26,494
6.95%, 01/15/38	175	207,055
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	500	498,725
3.15%, 01/15/23 (Call 12/15/22)	109	105,232
4.30%, 06/01/25 (Call 03/01/25)	1,150	1,149,195
5.05%, 02/15/46 (Call 08/15/45)	86	82,680
5.30%, 12/01/34 (Call 06/01/34)	175	178,159
5.55%, 06/01/45 (Call 12/01/44)	410	420,004
7.75%, 01/15/32	7	8,722
7.80%, 08/01/31	25	31,005
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	47,367
4.20%, 12/01/42 (Call 06/01/42)	25	22,938

SCHEDULE OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.20%, 10/03/47 (Call 04/03/47)	$30	$28,245
5.00%, 03/01/26 (Call 12/01/25)	50	53,302
5.15%, 10/15/43 (Call 04/15/43)	25	26,609
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 05/31/18)	15	15,044
Midcontinent Express Pipeline LLC
6.70%, 09/15/19[b]	25	25,479
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	25	24,591
4.13%, 03/01/27 (Call 12/01/26)	150	146,622
4.88%, 12/01/24 (Call 09/01/24)	490	509,409
4.88%, 06/01/25 (Call 03/01/25)	10	10,334
5.20%, 03/01/47 (Call 09/01/46)	115	116,746
5.50%, 02/15/23 (Call 05/31/18)	157	160,733
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[b]	40	39,822
4.88%, 08/15/27 (Call 02/15/27)[b]	100	97,164
7.77%, 12/15/37[b]	75	90,452
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	50	47,364
Oleoducto Central SA
4.00%, 05/07/21[d]	400	400,956
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	15	14,599
4.25%, 02/01/22 (Call 11/01/21)	25	25,413
7.50%, 09/01/23 (Call 06/01/23)	60	69,479
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	355	349,253
5.00%, 09/15/23 (Call 06/15/23)	200	209,308
6.20%, 09/15/43 (Call 03/15/43)	60	68,766
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	100	94,291
3.75%, 03/01/28 (Call 12/01/27)	75	71,332
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	150	147,793
3.60%, 11/01/24 (Call 08/01/24)	250	236,497
3.65%, 06/01/22 (Call 03/01/22)	89	87,293
4.30%, 01/31/43 (Call 07/31/42)	25	21,127
4.50%, 12/15/26 (Call 09/15/26)	250	246,230

Security	Principal (000s)	Value
4.65%, 10/15/25 (Call 07/15/25)	$160	$160,026
5.00%, 02/01/21 (Call 11/01/20)	45	46,300
5.15%, 06/01/42 (Call 12/01/41)	350	328,237
5.75%, 01/15/20	130	134,554
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	50	51,779
6.88%, 04/15/40[b]	50	57,706
7.50%, 07/15/38[b]	25	30,067
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	11	10,706
5.00%, 03/15/27 (Call 09/15/26)	150	154,383
5.63%, 04/15/23 (Call 01/15/23)	250	266,437
5.63%, 03/01/25 (Call 12/01/24)	286	305,036
5.75%, 05/15/24 (Call 02/15/24)	100	107,505
5.88%, 06/30/26 (Call 12/31/25)	190	206,112
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)	51	48,636
7.25%, 03/15/26 (Call 03/15/21)	50	49,519
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	75	69,637
3.50%, 03/15/25 (Call 12/15/24)	100	95,165
4.50%, 03/15/45 (Call 09/15/44)	25	23,536
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 05/31/18)	50	48,625
5.75%, 04/15/25 (Call 04/15/20)	35	33,391
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	65	60,810
5.35%, 05/15/45 (Call 11/15/44)	150	139,498
5.40%, 10/01/47 (Call 04/01/47)	50	47,519
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[b]	25	25,337
5.50%, 01/15/28 (Call 01/15/23)[b]	105	104,487
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 05/31/18)	20	20,100
4.25%, 11/15/23 (Call 05/31/18)	50	47,308
5.00%, 01/15/28 (Call 01/15/23)[b]	100	93,251

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
5.13%, 02/01/25 (Call 02/01/20)	$70	$67,789
5.25%, 05/01/23 (Call 05/31/18)	25	25,016
5.38%, 02/01/27 (Call 02/01/22)	25	23,938
5.88%, 04/15/26 (Call 04/15/21)[b]	45	44,673
6.75%, 03/15/24 (Call 09/15/19)	25	26,141
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	25	24,929
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)[b]	230	206,643
TransCanada PipeLines Ltd.
2.13%, 11/15/19	55	54,306
2.50%, 08/01/22	185	178,218
4.63%, 03/01/34 (Call 12/01/33)	25	25,615
4.88%, 01/15/26 (Call 10/15/25)	105	111,349
5.00%, 10/16/43 (Call 04/16/43)	15	15,956
5.85%, 03/15/36	50	57,926
6.20%, 10/15/37	15	17,968
7.63%, 01/15/39	415	568,438
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	100	95,653
4.60%, 03/15/48 (Call 09/15/47)[b]	25	23,985
7.85%, 02/01/26 (Call 11/01/25)	87	106,342
Valero Energy Partners LP
4.50%, 03/15/28 (Call 12/15/27)	15	14,849
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	100	96,175
4.65%, 07/01/26 (Call 04/01/26)	50	50,113
5.30%, 03/01/48 (Call 09/01/47)	100	97,461
5.38%, 06/01/21 (Call 03/01/21)	50	51,867
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	75	72,535
4.55%, 06/24/24 (Call 03/24/24)	160	159,469
5.75%, 06/24/44 (Call 12/24/43)	100	104,485
7.88%, 09/01/21	50	56,020
Series A
7.50%, 01/15/31	25	30,229
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	95	92,681
3.60%, 03/15/22 (Call 01/15/22)	250	247,597

Security	Principal (000s)	Value
3.75%, 06/15/27 (Call 03/15/27)	$100	$94,270
3.90%, 01/15/25 (Call 10/15/24)	100	97,490
4.00%, 09/15/25 (Call 06/15/25)	75	73,045
4.30%, 03/04/24 (Call 12/04/23)	250	251,022
4.90%, 01/15/45 (Call 07/15/44)	50	48,144
5.25%, 03/15/20	25	25,837
5.80%, 11/15/43 (Call 05/15/43)	25	26,736
6.30%, 04/15/40	250	282,897

		21,837,533
PRIVATE EQUITY — 0.03%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)[b]	25	25,269
5.00%, 03/15/48 (Call 09/15/47)[b]	75	75,251
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	25	24,676
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 05/31/18)	50	50,479
6.00%, 08/01/20 (Call 05/31/18)	162	165,451
6.25%, 02/01/22 (Call 02/01/19)	125	127,867
6.38%, 12/15/25 (Call 12/15/20)	100	100,286
6.75%, 02/01/24 (Call 02/01/20)	75	76,671
KKR Group Finance Co. III LLC
5.13%, 06/01/44 (Call 12/01/43)[b]	85	85,433

		731,383
REAL ESTATE — 0.24%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	200	207,584
5.25%, 03/15/25 (Call 12/15/24)	10	10,615
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)[d]	400	376,456
8.75%, 06/28/25 (Call 06/28/21)[d]	211	202,729
China Overseas Finance Cayman III Ltd.
5.38%, 10/29/23[d]	600	628,788
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24[d]	200	215,866

SCHEDULE OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[b]	$48	$50,559
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21[d]	200	194,338
Ezdan Sukuk Co. Ltd.
4.38%, 05/18/21[d]	200	169,672
Five Point Operating Co. LP/Five Point Capital Corp.
7.88%, 11/15/25 (Call 11/15/20)[b]	25	25,492
Franshion Development Ltd.
6.75%, 04/15/21[b]	200	213,846
Greystar Real Estate Partners
LLC 5.75%, 12/01/25 (Call 12/01/20)[b]	35	34,705
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[b]	75	74,802
Hunt Companies Inc.
6.25%, 02/15/26 (Call 02/15/21)[b]	135	128,594
Kaisa Group Holdings Ltd.
9.38%, 06/30/24 (Call 06/30/21)[d]	200	173,214
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)	107	105,519
5.88%, 04/01/24 (Call 04/01/19)[b]	25	24,662
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 06/13/18)[d]	200	204,520
Mitsui Fudosan Co. Ltd.
2.95%, 01/23/23 (Call 12/23/22)[b]	200	195,856
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	25	24,921
4.25%, 08/15/23 (Call 05/15/23)	75	77,297
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[b]	25	24,159

Security	Principal (000s)	Value
5.25%, 12/01/21 (Call 05/31/18)[b]	$25	$25,496
Shimao Property Holdings Ltd.
8.38%, 02/10/22 (Call 02/10/19)[d]	575	612,438
Shui On Development Holding Ltd.
5.70%, 02/06/21[d]	200	198,182
Sino-Ocean Land Treasure Finance I Ltd.
6.00%, 07/30/24[d]	200	210,962
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23[d]	200	199,776
Swire Properties MTN Financing Ltd.
3.63%, 01/13/26[d]	600	586,914
WeWork Companies Inc.
7.88%, 05/01/25[b]	50	48,525

		5,246,487
REAL ESTATE INVESTMENT TRUSTS — 0.86%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	5	4,776
4.50%, 07/30/29 (Call 04/30/29)	200	199,852
4.60%, 04/01/22 (Call 01/01/22)	90	93,032
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	75	74,883
3.63%, 11/15/27 (Call 08/15/27)	25	23,434
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	45	43,345
American Tower Corp.
3.00%, 06/15/23	90	86,305
3.13%, 01/15/27 (Call 10/15/26)	200	181,794
3.30%, 02/15/21 (Call 01/15/21)	175	174,249
3.38%, 10/15/26 (Call 07/15/26)	50	46,368
3.45%, 09/15/21	150	149,659
3.50%, 01/31/23	190	187,302
3.55%, 07/15/27 (Call 04/15/27)	75	70,125
3.60%, 01/15/28 (Call 10/15/27)	100	93,480
4.00%, 06/01/25 (Call 03/01/25)	25	24,674
4.70%, 03/15/22	25	25,911
5.00%, 02/15/24	25	26,232
5.90%, 11/01/21	25	26,896

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	$25	$23,157
2.95%, 05/11/26 (Call 02/11/26)	75	70,019
3.35%, 05/15/27 (Call 02/15/27)	50	47,777
3.45%, 06/01/25 (Call 03/03/25)	30	29,255
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	125	112,285
3.13%, 09/01/23 (Call 06/01/23)	50	48,563
3.65%, 02/01/26 (Call 11/03/25)	125	120,721
3.80%, 02/01/24 (Call 11/01/23)	100	99,446
3.85%, 02/01/23 (Call 11/01/22)	250	252,532
4.13%, 05/15/21 (Call 02/15/21)	23	23,472
5.88%, 10/15/19 (Call 07/17/19)	65	67,255
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	100	95,291
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	25	23,849
3.65%, 06/15/24 (Call 04/15/24)	50	48,205
3.85%, 02/01/25 (Call 11/01/24)	40	38,772
3.88%, 08/15/22 (Call 06/15/22)	150	149,458
3.90%, 03/15/27 (Call 12/15/26)	155	146,492
4.13%, 06/15/26 (Call 03/15/26)	100	96,917
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	97,115
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	60	47,614
5.25%, 12/01/23 (Call 09/01/23)[c]	75	62,762
5.95%, 12/15/26 (Call 09/15/26)[c]	50	40,313
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200	199,290
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	100	93,479
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	50	46,762
5.00%, 10/15/22 (Call 07/15/22)	50	50,528
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	25,988
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	175	168,014

Security	Principal (000s)	Value
3.15%, 07/15/23 (Call 06/15/23)	$25	$24,111
3.40%, 02/15/21 (Call 01/15/21)	10	10,007
3.65%, 09/01/27 (Call 06/01/27)	40	37,575
3.70%, 06/15/26 (Call 03/15/26)	150	142,642
3.80%, 02/15/28 (Call 11/15/27)	25	23,753
4.45%, 02/15/26 (Call 11/15/25)	25	25,032
4.88%, 04/15/22	140	145,452
5.25%, 01/15/23	90	94,907
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 06/01/25 (Call 06/01/20)	75	74,614
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	100	100,421
5.38%, 03/15/27 (Call 03/15/22)	50	50,067
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	115	109,141
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	50	47,561
3.95%, 07/01/22 (Call 05/01/22)	270	272,128
4.75%, 10/01/25 (Call 07/01/25)	50	51,685
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	225	231,304
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	25	24,494
5.75%, 08/15/22 (Call 05/15/22)	40	42,219
Equinix Inc.
5.38%, 01/01/22 (Call 05/31/18)	75	77,428
5.38%, 04/01/23 (Call 06/05/18)	125	128,361
5.38%, 05/15/27 (Call 05/15/22)	100	101,577
5.75%, 01/01/25 (Call 01/01/20)	25	26,100
5.88%, 01/15/26 (Call 01/15/21)	125	129,357
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	155	153,802
2.85%, 11/01/26 (Call 08/01/26)	54	50,026
3.25%, 08/01/27 (Call 05/01/27)	50	47,542
4.50%, 07/01/44 (Call 01/01/44)	50	51,078
4.50%, 06/01/45 (Call 12/01/44)	40	40,862
4.63%, 12/15/21 (Call 09/15/21)	75	77,932
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[b]	125	122,154
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	50	49,628

SCHEDULE OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.50%, 03/15/48 (Call 09/15/47)	$65	$63,419
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	50	46,868
4.50%, 12/01/44 (Call 06/01/44)	25	25,319
Felcor Lodging LP
6.00%, 06/01/25 (Call 06/01/20)	75	76,864
GEO Group Inc. (The)
5.88%, 01/15/22 (Call 05/31/18)	59	60,550
6.00%, 04/15/26 (Call 04/15/21)	100	98,649
Goodman U.S. Finance Three LLC
3.70%, 03/15/28 (Call 12/15/27)[b]	65	61,516
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	253	252,823
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	25	24,746
3.40%, 02/01/25 (Call 11/01/24)	125	118,542
3.88%, 08/15/24 (Call 05/17/24)	100	97,885
4.00%, 12/01/22 (Call 10/01/22)	160	160,824
4.00%, 06/01/25 (Call 03/01/25)	100	98,495
4.20%, 03/01/24 (Call 12/01/23)	25	24,968
4.25%, 11/15/23 (Call 08/15/23)	500	504,435
5.38%, 02/01/21 (Call 11/03/20)	63	65,723
6.75%, 02/01/41 (Call 08/01/40)	100	125,719
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	50	46,730
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (Call 04/01/27)	115	109,065
Highwoods Realty LP
4.13%, 03/15/28 (Call 12/15/27)	25	24,422
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	25	24,743
5.00%, 08/15/22 (Call 02/15/22)	225	231,946
5.25%, 02/15/26 (Call 08/15/25)	10	10,251
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	50	48,786
Series E
4.00%, 06/15/25 (Call 03/15/25)	75	72,907
Series F
4.50%, 02/01/26 (Call 11/01/25)	75	75,204
Hudson Pacific Properties LP
3.95%, 11/01/27	24	22,527

Security	Principal (000s)	Value
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)[b]	$100	$93,609
5.25%, 03/15/28 (Call 12/27/22)[b]	100	94,088
5.75%, 08/15/24 (Call 05/11/18)	50	49,307
6.00%, 08/15/23 (Call 08/15/18)	97	100,172
Iron Mountain U.S. Holdings Inc.
5.38%, 06/01/26 (Call 06/01/21)[b]	50	48,146
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	100	99,853
5.25%, 09/15/22 (Call 09/15/19)	25	24,387
6.00%, 04/01/22 (Call 04/01/19)	100	100,679
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	25	23,917
4.25%, 08/15/29 (Call 05/15/29)	40	39,084
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	100	88,599
3.20%, 05/01/21 (Call 03/01/21)	75	74,581
3.30%, 02/01/25 (Call 12/01/24)	50	47,165
3.80%, 04/01/27 (Call 01/01/27)[c]	150	142,581
4.25%, 04/01/45 (Call 10/01/44)	50	45,159
4.45%, 09/01/47 (Call 03/01/47)	50	46,645
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	25	25,751
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	40	37,930
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	88,837
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	28,330
4.50%, 01/15/28 (Call 10/15/27)	50	46,070
5.63%, 05/01/24 (Call 02/01/24)	78	79,561
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	5	4,769
3.75%, 06/15/24 (Call 03/15/24)	25	24,557
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	145	137,408
6.38%, 03/01/24 (Call 03/01/19)	100	104,664

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	$100	$105,453
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	53	52,524
4.50%, 04/01/27 (Call 01/01/27)[c]	150	141,523
4.75%, 01/15/28 (Call 10/15/27)[c]	100	96,178
4.95%, 04/01/24 (Call 01/01/24)	100	100,989
5.25%, 01/15/26 (Call 10/15/25)	100	100,688
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	55	52,693
3.09%, 09/15/27 (Call 06/15/27)	190	179,185
QCP SNF West/Central/East/AL REIT LLC
8.13%, 11/01/23 (Call 11/01/19)[b]	125	136,049
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	15	15,022
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	51	46,525
3.25%, 10/15/22 (Call 07/15/22)	100	98,155
3.65%, 01/15/28 (Call 10/15/27)	55	52,453
3.88%, 07/15/24 (Call 04/15/24)	50	49,502
3.88%, 04/15/25 (Call 02/15/25)	25	24,596
4.13%, 10/15/26 (Call 07/15/26)	200	197,908
4.65%, 03/15/47 (Call 09/15/46)	15	15,256
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	150	142,201
4.40%, 02/01/47 (Call 08/01/46)	25	23,986
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/23 (Call 06/14/18)	50	50,263
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 05/31/18)	89	90,916
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[b]	75	71,464
4.88%, 07/15/22 (Call 05/31/18)	50	50,271
4.88%, 09/01/24 (Call 09/01/19)	100	96,280
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/06/19)[b]	100	98,877

Security	Principal (000s)	Value
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	$100	$99,459
4.25%, 05/15/24 (Call 02/15/24)	250	241,655
Senior Housing Properties Trust
4.75%, 02/15/28 (Call 08/15/27)	25	24,179
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	25	24,097
2.50%, 09/01/20 (Call 06/01/20)	215	211,932
2.50%, 07/15/21 (Call 04/15/21)	25	24,361
2.63%, 06/15/22 (Call 03/15/22)	100	96,940
2.75%, 02/01/23 (Call 11/01/22)	220	212,443
3.30%, 01/15/26 (Call 10/15/25)	310	296,642
3.38%, 10/01/24 (Call 07/01/24)	155	150,838
3.38%, 06/15/27 (Call 03/15/27)	350	333,441
3.75%, 02/01/24 (Call 11/01/23)	225	224,865
4.13%, 12/01/21 (Call 09/01/21)	10	10,242
4.25%, 11/30/46 (Call 05/30/46)	25	24,314
6.75%, 02/01/40 (Call 11/01/39)	100	131,142
SL Green Operating Partnership LP
3.25%, 10/15/22 (Call 09/15/22)	100	96,862
SL Green Realty Corp.
4.50%, 12/01/22 (Call 09/01/22)	240	243,485
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[b]	85	83,834
4.75%, 03/15/25 (Call 09/15/24)[b]	60	57,956
5.00%, 12/15/21 (Call 09/15/21)	25	25,273
Tanger Properties LP
3.88%, 07/15/27 (Call 04/15/27)	50	47,352
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[d]	200	200,800
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	50	45,604
3.50%, 07/01/27 (Call 04/01/27)	25	23,722
3.50%, 01/15/28 (Call 10/15/27)	40	37,705
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/31/18)[b]	100	97,730
7.13%, 12/15/24 (Call 12/15/19)[b,c]	75	69,029
8.25%, 10/15/23 (Call 04/15/19)	75	72,120

SCHEDULE OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	$50	$48,536
3.25%, 10/15/26 (Call 07/15/26)	135	125,256
3.50%, 02/01/25 (Call 11/01/24)	200	192,214
3.85%, 04/01/27 (Call 01/01/27)	125	120,047
4.13%, 01/15/26 (Call 10/15/25)	130	129,030
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	25	24,514
4.25%, 03/01/22 (Call 12/01/21)	160	163,270
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	115	106,566
4.13%, 06/01/21 (Call 05/01/21)	265	268,241
4.60%, 02/06/24 (Call 11/06/23)	125	124,506
4.88%, 06/01/26 (Call 03/01/26)	75	74,486
Vornado Realty LP
3.50%, 01/15/25 (Call 11/15/24)	5	4,760
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	200	198,754
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	450	441,585
4.25%, 04/01/26 (Call 01/01/26)	25	24,670
6.50%, 03/15/41 (Call 09/15/40)	75	91,327
Weyerhaeuser Co.
7.38%, 03/15/32	228	296,035

		18,421,159
RETAIL — 0.79%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[b,c]	150	143,400
4.63%, 01/15/22 (Call 05/31/18)[b]	50	50,181
5.00%, 10/15/25 (Call 10/15/20)[b]	240	231,290
Alimentation Couche-Tard Inc.
2.35%, 12/13/19[b]	48	47,368
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	25	24,814
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	44,678

Security	Principal (000s)	Value
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	$20	$19,486
3.25%, 04/15/25 (Call 01/15/25)	35	33,530
3.75%, 06/01/27 (Call 03/01/27)	170	163,768
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (Call 11/01/20)[b]	100	94,441
6.38%, 10/01/23 (Call 10/01/18)	18	18,926
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)[c]	35	26,639
5.17%, 08/01/44 (Call 02/01/44)	25	18,111
Brinker International Inc.
3.88%, 05/15/23	100	95,144
5.00%, 10/01/24 (Call 07/01/24)[b]	50	49,644
Carrols Restaurant Group Inc.
8.00%, 05/01/22 (Call 06/14/18)	25	26,020
Costco Wholesale Corp.
1.75%, 02/15/20	127	124,798
2.15%, 05/18/21 (Call 04/18/21)	275	268,680
2.30%, 05/18/22 (Call 04/18/22)	25	24,199
2.75%, 05/18/24 (Call 03/18/24)	47	45,409
3.00%, 05/18/27 (Call 02/18/27)	25	23,796
Cumberland Farms Inc.
6.75%, 05/01/25 (Call 05/01/20)[b]	25	25,829
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	145	140,966
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	150	147,417
3.88%, 04/15/27 (Call 01/15/27)	100	97,506
4.13%, 05/01/28 (Call 02/01/28)	50	49,610
Dollar Tree Inc.
5.75%, 03/01/23 (Call 05/05/18)	150	156,477
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 05/31/18)[b]	50	50,049
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/18)[c]	75	71,764

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
6.75%, 01/15/22 (Call 05/31/18)[c]	$20	$18,920
6.75%, 06/15/23 (Call 06/15/19)[c]	68	61,400
FirstCash Inc.
5.38%, 06/01/24 (Call 06/01/20)[b]	70	71,060
GameStop Corp.
6.75%, 03/15/21 (Call 05/31/18)[b,c]	50	50,797
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	105,224
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[b]	150	152,208
8.75%, 10/01/25 (Call 10/01/20)[b]	100	104,540
Guitar Center Escrow Issuer Inc.
9.50%, 10/15/21 (Call 03/15/19)[b,l]	25	24,374
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	248,440
2.00%, 04/01/21 (Call 03/01/21)	230	223,836
2.63%, 06/01/22 (Call 05/01/22)	340	332,860
2.70%, 04/01/23 (Call 01/01/23)	50	48,754
2.80%, 09/14/27 (Call 06/14/27)	25	23,312
3.00%, 04/01/26 (Call 01/01/26)	160	153,179
3.35%, 09/15/25 (Call 06/15/25)	40	39,450
3.75%, 02/15/24 (Call 11/15/23)	60	61,049
3.90%, 06/15/47 (Call 12/15/46)	85	82,120
4.20%, 04/01/43 (Call 10/01/42)	145	147,087
4.25%, 04/01/46 (Call 10/01/45)	185	188,789
4.40%, 04/01/21 (Call 01/01/21)	25	25,904
4.40%, 03/15/45 (Call 09/15/44)	270	281,945
4.88%, 02/15/44 (Call 08/15/43)	25	27,897
5.88%, 12/16/36	275	343,313
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/21)[b]	70	67,896
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)[b,c]	100	96,186
6.38%, 10/15/36	25	15,896

Security	Principal (000s)	Value
7.40%, 04/01/37	$25	$16,625
7.63%, 03/01/97	25	16,134
8.13%, 10/01/19	6	6,295
8.63%, 03/15/25 (Call 03/15/21)[b]	25	23,356
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[b]	50	48,020
5.00%, 06/01/24 (Call 06/01/19)[b]	95	94,913
5.25%, 06/01/26 (Call 06/01/21)[b]	175	175,875
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)[c]	75	74,392
L Brands Inc.
5.25%, 02/01/28[c]	75	70,479
5.63%, 02/15/22	75	77,820
5.63%, 10/15/23[c]	50	51,911
6.63%, 04/01/21	150	159,381
6.75%, 07/01/36	75	70,415
6.88%, 11/01/35	100	94,864
7.60%, 07/15/37	25	24,696
Lithia Motors Inc.
5.25%, 08/01/25 (Call 08/01/20)[b]	25	24,816
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	75	68,668
3.10%, 05/03/27 (Call 02/03/27)	100	95,214
3.13%, 09/15/24 (Call 06/15/24)	75	73,201
3.38%, 09/15/25 (Call 06/15/25)	275	269,940
3.70%, 04/15/46 (Call 10/15/45)	200	181,450
4.05%, 05/03/47 (Call 11/03/46)	415	398,840
4.38%, 09/15/45 (Call 03/15/45)	75	75,803
4.65%, 04/15/42 (Call 10/15/41)	125	131,864
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[c]	344	322,142
3.63%, 06/01/24 (Call 03/01/24)	50	47,819
3.88%, 01/15/22 (Call 10/15/21)	75	74,589
4.50%, 12/15/34 (Call 06/15/34)	48	40,608
6.90%, 04/01/29	50	53,026

SCHEDULE OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
McDonald’s Corp.
2.63%, 01/15/22	$50	$49,070
2.75%, 12/09/20 (Call 11/09/20)	50	49,802
3.38%, 05/26/25 (Call 02/26/25)	50	49,007
3.70%, 01/30/26 (Call 10/30/25)	405	403,757
3.70%, 02/15/42	35	31,584
3.80%, 04/01/28 (Call 01/01/28)	105	104,558
4.60%, 05/26/45 (Call 11/26/44)	50	51,007
4.70%, 12/09/35 (Call 06/09/35)	65	68,459
4.88%, 12/09/45 (Call 06/09/45)	511	541,037
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 05/31/18)	50	51,396
Michaels Stores Inc.
5.88%, 12/15/20 (Call 06/14/18)[b]	50	50,788
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/31/18)[b]	50	33,753
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	50	45,550
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	25	24,051
3.60%, 09/01/27 (Call 06/01/27)	50	47,625
Penske Automotive Group Inc.
3.75%, 08/15/20	25	24,914
5.38%, 12/01/24 (Call 12/01/19)	25	24,797
5.50%, 05/15/26 (Call 05/15/21)	50	48,536
5.75%, 10/01/22 (Call 05/31/18)	15	15,376
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[b]	50	35,971
7.13%, 03/15/23 (Call 05/31/18)[b]	200	116,404
8.88%, 06/01/25 (Call 06/01/20)[b,c]	75	43,691
QVC Inc.
4.38%, 03/15/23	75	74,684
4.45%, 02/15/25 (Call 11/15/24)	135	131,444
4.85%, 04/01/24	135	136,280
5.13%, 07/02/22	430	442,251
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/31/18)[b,c]	150	152,253
6.75%, 06/15/21 (Call 05/31/18)	75	76,295

Security	Principal (000s)	Value
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[c]	$125	$122,185
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	75	71,235
Sonic Automotive Inc.
6.13%, 03/15/27 (Call 03/15/22)	25	24,094
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[b]	85	79,369
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	125	122,044
3.10%, 03/01/23 (Call 02/01/23)	65	64,501
3.50%, 03/01/28 (Call 12/01/27)	50	49,164
3.75%, 12/01/47 (Call 06/01/47)	130	122,253
3.85%, 10/01/23 (Call 07/01/23)	133	136,292
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,049
5.88%, 03/01/27 (Call 03/01/22)	100	95,154
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	100	96,303
4.25%, 04/01/25 (Call 01/01/25)	65	64,102
Target Corp.
2.30%, 06/26/19	75	74,725
2.50%, 04/15/26	175	159,852
2.90%, 01/15/22	100	99,788
3.50%, 07/01/24	470	471,184
3.63%, 04/15/46	400	358,372
3.90%, 11/15/47 (Call 05/15/47)	25	23,249
4.00%, 07/01/42	75	72,067
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	185	164,911
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	205	204,256
3.30%, 11/18/21 (Call 09/18/21)	600	597,420
3.45%, 06/01/26 (Call 03/01/26)	775	726,927
3.80%, 11/18/24 (Call 08/18/24)	25	24,616
4.50%, 11/18/34 (Call 05/18/34)	25	24,186
4.65%, 06/01/46 (Call 12/01/45)	50	47,562
4.80%, 11/18/44 (Call 05/18/44)	325	314,837
Walmart Inc.
1.75%, 10/09/19	15	14,843
1.90%, 12/15/20	223	218,210

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.35%, 12/15/22 (Call 11/15/22)	$25	$24,188
2.55%, 04/11/23 (Call 01/11/23)	250	242,727
2.65%, 12/15/24 (Call 10/15/24)	125	119,604
3.30%, 04/22/24 (Call 01/22/24)	390	389,629
3.63%, 12/15/47 (Call 06/15/47)	100	93,846
4.30%, 04/22/44 (Call 10/22/43)	125	130,489
5.25%, 09/01/35	65	76,907
5.88%, 04/05/27	12	13,959
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	25	24,700
3.88%, 11/01/20 (Call 08/01/20)	25	25,058
3.88%, 11/01/23 (Call 08/01/23)	25	23,980
5.35%, 11/01/43 (Call 05/01/43)	25	22,610
6.88%, 11/15/37	25	26,520

		16,979,839
SAVINGS & LOANS — 0.01%
Nationwide Building Society
3.77%, 03/08/24 (Call 03/08/23)[a,b,f]	200	197,718

		197,718
SEMICONDUCTORS — 0.40%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	24	25,305
7.50%, 08/15/22	41	44,732
Amkor Technology Inc.
6.63%, 06/01/21 (Call 06/14/18)	25	25,032
Analog Devices Inc.
2.95%, 01/12/21	195	193,635
3.13%, 12/05/23 (Call 10/05/23)	110	106,704
3.50%, 12/05/26 (Call 09/05/26)	115	110,156
3.90%, 12/15/25 (Call 09/15/25)	150	149,188
5.30%, 12/15/45 (Call 06/15/45)	75	82,104
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	35	34,686
3.30%, 04/01/27 (Call 01/01/27)	140	135,778
3.90%, 10/01/25 (Call 07/01/25)	90	91,446
4.35%, 04/01/47 (Call 10/01/46)	80	82,550
5.10%, 10/01/35 (Call 04/01/35)	40	45,112
5.85%, 06/15/41	50	61,331
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	165	159,537
2.38%, 01/15/20	305	300,812

Security	Principal (000s)	Value
2.65%, 01/15/23 (Call 12/15/22)	$125	$118,206
3.00%, 01/15/22 (Call 12/15/21)	615	599,945
3.13%, 01/15/25 (Call 11/15/24)	200	185,844
3.50%, 01/15/28 (Call 10/15/27)	133	122,700
3.63%, 01/15/24 (Call 11/15/23)	375	364,417
3.88%, 01/15/27 (Call 10/15/26)	300	286,425
Entegris Inc.
4.63%, 02/10/26 (Call 11/10/20)[b]	50	48,363
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	100	96,277
1.85%, 05/11/20	40	39,298
2.45%, 07/29/20	125	124,071
2.60%, 05/19/26 (Call 02/19/26)	25	23,219
2.70%, 12/15/22	50	48,958
2.88%, 05/11/24 (Call 03/11/24)	115	111,243
3.10%, 07/29/22	50	49,889
3.15%, 05/11/27 (Call 02/11/27)	350	337,344
3.30%, 10/01/21	25	25,220
3.70%, 07/29/25 (Call 04/29/25)	255	256,961
3.73%, 12/08/47 (Call 06/08/47)[b]	798	748,604
4.00%, 12/15/32	82	83,198
4.10%, 05/19/46 (Call 11/19/45)	25	25,041
4.10%, 05/11/47 (Call 11/11/46)	25	24,996
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	120	122,425
4.65%, 11/01/24 (Call 08/01/24)	10	10,337
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	10	9,967
Maxim Integrated Products Inc.
3.45%, 06/15/27 (Call 03/15/27)	20	19,176
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/21/18)[b]	50	52,004
5.50%, 02/01/25 (Call 08/01/19)	50	52,172
5.63%, 01/15/26 (Call 05/21/18)[b]	25	26,903
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	15	14,558
NXP BV/NXP Funding LLC
4.63%, 06/01/23[b]	200	201,770

SCHEDULE OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	$125	$132,756
7.00%, 12/01/25 (Call 12/01/20)	25	27,126
QUALCOMM Inc.
1.85%, 05/20/19	50	49,881
2.10%, 05/20/20	100	99,663
2.25%, 05/20/20	205	201,831
2.60%, 01/30/23 (Call 12/30/22)	500	473,200
2.90%, 05/20/24 (Call 03/20/24)	50	46,975
3.00%, 05/20/22	50	48,737
3.25%, 05/20/27 (Call 02/20/27)	90	82,851
3.45%, 05/20/25 (Call 02/20/25)	240	229,802
4.30%, 05/20/47 (Call 11/20/46)	25	22,703
4.65%, 05/20/35 (Call 11/20/34)	100	99,510
4.80%, 05/20/45 (Call 11/20/44)	325	318,318
Sensata Technologies BV
4.88%, 10/15/23[b]	75	75,286
5.00%, 10/01/25[b]	100	99,459
5.63%, 11/01/24[b]	100	104,005
STATS ChipPAC Pte Ltd.
8.50%, 11/24/20 (Call 11/24/18)[b]	250	263,810
Texas Instruments Inc.
1.65%, 08/03/19	200	197,532
1.85%, 05/15/22 (Call 04/15/22)	5	4,758
2.90%, 11/03/27 (Call 08/03/27)	50	46,907
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	25	23,779

		8,526,528
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 11/15/25 (Call 11/15/20)[b]	305	320,018

		320,018
SOFTWARE — 0.67%
09/15/21 (Call 08/15/21)	10	9,647
Activision Blizzard Inc. 2.30%,
3.40%, 09/15/26 (Call 06/15/26)	330	315,698
6.13%, 09/15/23 (Call 09/15/18)[b]	200	208,256
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	118,158

Security	Principal (000s)	Value
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	$110	$103,704
3.60%, 12/15/22 (Call 09/15/22)	25	24,878
4.38%, 06/15/25 (Call 03/15/25)	100	101,511
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/31/18)[b]	165	164,871
Boxer Parent Co. Inc.
9.00% (9.75% PIK), 10/15/19 (Call 06/14/18)[b,e]	25	24,988
CA Inc.
4.70%, 03/15/27 (Call 12/15/26)	50	50,302
5.38%, 12/01/19	2	2,066
Camelot Finance SA
7.88%, 10/15/24 (Call 10/15/19)[b]	50	52,090
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	50	47,954
5.00%, 10/15/24 (Call 07/15/24)	50	50,742
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	65	63,587
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	100	97,100
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[b]	48	53,090
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	20	19,292
3.00%, 08/15/26 (Call 05/15/26)	400	367,244
3.50%, 04/15/23 (Call 01/15/23)	50	49,630
3.63%, 10/15/20 (Call 09/15/20)	50	50,508
4.50%, 08/15/46 (Call 02/15/46)	75	73,182
5.00%, 10/15/25 (Call 07/15/25)	190	200,408
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[b]	109	109,806
5.38%, 08/15/23 (Call 08/15/18)[b]	75	76,273
5.75%, 01/15/24 (Call 01/15/19)[b]	275	278,822

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
7.00%, 12/01/23 (Call 12/01/18)[b]	$239	$250,130
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	25	24,796
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Holdings
10.00%, 11/30/24 (Call 11/30/19)[b]	80	88,860
Infor Software Parent LLC/Infor Software Parent Inc.
7.13% (7.88% PIK), 05/01/21 (Call 05/31/18)[b,e]	75	75,742
Infor U.S. Inc.
5.75%, 08/15/20 (Call 05/16/18)[b]	50	50,986
6.50%, 05/15/22 (Call 05/16/18)	100	101,539
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[b]	125	125,214
IQVIA Inc.
4.88%, 05/15/23 (Call 05/31/18)[b]	50	50,780
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%, 07/15/25 (Call 07/15/20)[b]	40	41,252
Microsoft Corp.
1.10%, 08/08/19	425	417,482
1.55%, 08/08/21 (Call 07/08/21)	215	205,985
1.85%, 02/06/20	150	148,023
1.85%, 02/12/20 (Call 01/12/20)	250	246,657
2.00%, 11/03/20 (Call 10/03/20)	195	191,537
2.00%, 08/08/23 (Call 06/08/23)	25	23,536
2.38%, 02/12/22 (Call 01/12/22)	75	73,210
2.38%, 05/01/23 (Call 02/01/23)	500	481,745
2.40%, 02/06/22 (Call 01/06/22)	125	122,225
2.40%, 08/08/26 (Call 05/08/26)	300	276,042
2.65%, 11/03/22 (Call 09/03/22)	110	107,940
2.70%, 02/12/25 (Call 11/12/24)	75	71,794
2.88%, 02/06/24 (Call 12/06/23)	100	97,637
3.13%, 11/03/25 (Call 08/03/25)	125	121,797
3.30%, 02/06/27 (Call 11/06/26)	150	146,889

Security	Principal (000s)	Value
3.45%, 08/08/36 (Call 02/08/36)	$50	$47,883
3.50%, 02/12/35 (Call 08/12/34)	125	121,500
3.50%, 11/15/42	25	23,273
3.63%, 12/15/23 (Call 09/15/23)	135	137,511
3.70%, 08/08/46 (Call 02/08/46)	325	310,450
3.75%, 05/01/43 (Call 11/01/42)	150	145,507
3.75%, 02/12/45 (Call 08/12/44)	150	144,318
3.95%, 08/08/56 (Call 02/08/56)	25	24,397
4.00%, 02/12/55 (Call 08/12/54)	625	615,094
4.10%, 02/06/37 (Call 08/06/36)	35	36,203
4.20%, 06/01/19	25	25,452
4.45%, 11/03/45 (Call 05/03/45)	275	294,082
4.50%, 10/01/40	51	55,627
4.50%, 02/06/57 (Call 08/06/56)	202	217,087
4.75%, 11/03/55 (Call 05/03/55)	405	452,960
5.30%, 02/08/41	25	29,999
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	107	112,153
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[b]	75	74,440
5.75%, 08/15/25 (Call 08/15/20)[b]	50	52,208
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/31/18)[b]	21	21,099
5.63%, 12/15/26 (Call 12/15/21)	100	99,732
6.00%, 07/01/24 (Call 07/01/19)	25	25,708
Open Text Corp.
5.63%, 01/15/23 (Call 05/31/18)[b]	100	103,817
5.88%, 06/01/26 (Call 06/01/21)[b]	95	98,857
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	280	270,208
2.25%, 10/08/19	450	447,876
2.40%, 09/15/23 (Call 07/15/23)	125	119,194
2.50%, 05/15/22 (Call 03/15/22)	720	702,295
2.50%, 10/15/22	210	203,883
2.63%, 02/15/23 (Call 01/15/23)	135	131,097
2.65%, 07/15/26 (Call 04/15/26)	325	300,323
2.80%, 07/08/21	25	24,885
2.95%, 11/15/24 (Call 09/15/24)	100	96,567

SCHEDULE OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.95%, 05/15/25 (Call 02/15/25)	$135	$129,376
3.25%, 11/15/27 (Call 08/15/27)	15	14,434
3.63%, 07/15/23	100	101,536
3.80%, 11/15/37 (Call 05/15/37)	50	48,397
3.85%, 07/15/36 (Call 01/15/36)	100	97,913
3.90%, 05/15/35 (Call 11/15/34)	225	222,311
4.00%, 07/15/46 (Call 01/15/46)	350	338,859
4.00%, 11/15/47 (Call 05/15/47)	145	140,786
4.30%, 07/08/34 (Call 01/08/34)	375	390,109
4.38%, 05/15/55 (Call 11/15/54)	25	25,221
4.50%, 07/08/44 (Call 01/08/44)	175	182,378
5.00%, 07/08/19	150	154,231
5.38%, 07/15/40	85	98,970
6.13%, 07/08/39	100	127,930
6.50%, 04/15/38	22	29,036
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[b]	100	101,437
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 05/31/18)[b]	75	69,717
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	75	83,479
TIBCO Software Inc.
11.38%, 12/01/21 (Call 05/31/18)[b]	50	54,432
Veritas U.S. Inc./Veritas Bermuda Ltd.
10.50%, 02/01/24 (Call 02/01/19)[b]	200	174,212
VMware Inc.
2.30%, 08/21/20	25	24,326
2.95%, 08/21/22 (Call 07/21/22)	100	96,128

		14,526,508
TELECOMMUNICATIONS — 1.73%
America Movil SAB de CV
5.00%, 10/16/19	250	256,820
6.13%, 11/15/37	325	382,401
6.38%, 03/01/35	125	149,510
Anixter Inc.
5.13%, 10/01/21	75	77,107
5.63%, 05/01/19	8	8,145

Security	Principal (000s)	Value
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	$460	$454,167
2.80%, 02/17/21 (Call 01/17/21)	75	74,035
3.00%, 02/15/22	83	81,674
3.00%, 06/30/22 (Call 04/30/22)	965	942,390
3.20%, 03/01/22 (Call 02/01/22)	60	59,276
3.40%, 08/14/24 (Call 05/23/18)	125	126,314
3.40%, 05/15/25 (Call 02/15/25)	610	580,824
3.60%, 02/17/23 (Call 12/17/22)	100	99,551
3.80%, 03/15/22	50	50,441
3.80%, 03/01/24 (Call 01/01/24)	80	79,433
3.88%, 08/15/21	81	82,199
3.90%, 03/11/24 (Call 12/11/23)	175	174,562
3.90%, 08/14/27 (Call 05/23/18)	100	101,083
3.95%, 01/15/25 (Call 10/15/24)	200	198,218
4.10%, 02/15/28 (Call 11/15/27)[b]	96	93,091
4.13%, 02/17/26 (Call 11/17/25)	250	247,495
4.25%, 03/01/27 (Call 12/01/26)	225	223,220
4.30%, 02/15/30 (Call 11/15/29)[b]	140	135,772
4.30%, 12/15/42 (Call 06/15/42)	200	178,784
4.35%, 06/15/45 (Call 12/15/44)	225	198,063
4.45%, 05/15/21	75	77,297
4.45%, 04/01/24 (Call 01/01/24)	200	205,110
4.50%, 05/15/35 (Call 11/15/34)	1,200	1,146,516
4.50%, 03/09/48 (Call 09/09/47)	375	334,297
4.55%, 03/09/49 (Call 09/09/48)	175	156,760
4.75%, 05/15/46 (Call 11/15/45)	300	279,318
4.80%, 06/15/44 (Call 12/15/43)	50	47,251
4.90%, 08/14/37 (Call 05/23/18)	750	758,572
5.00%, 03/01/21	270	282,288
5.15%, 03/15/42	50	49,682
5.15%, 11/15/46 (Call 05/15/46)[b]	352	346,699
5.15%, 02/14/50 (Call 05/23/18)	300	303,528
5.25%, 03/01/37 (Call 09/01/36)	200	204,494
5.30%, 08/14/58 (Call 05/23/18)	15	15,177
5.35%, 09/01/40	228	232,585
5.45%, 03/01/47 (Call 09/01/46)	100	102,226
5.55%, 08/15/41	35	36,603
5.65%, 02/15/47 (Call 08/15/46)	110	116,215
5.70%, 03/01/57 (Call 09/01/56)	80	83,910

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
5.88%, 10/01/19	$50	$52,027
6.00%, 08/15/40 (Call 05/15/40)	35	38,293
6.35%, 03/15/40	100	115,158
6.38%, 03/01/41	100	114,757
Batelco International Finance No. 1 Ltd.
4.25%, 05/01/20[d]	200	195,118
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[d]	200	201,554
British Telecommunications PLC
9.13%, 12/15/30	450	647,662
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[b]	200	199,476
CB Escrow Corp.
8.00%, 10/15/25 (Call 10/15/20)[b]	50	47,516
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[c]	94	86,384
6.15%, 09/15/19	27	27,744
7.60%, 09/15/39	100	84,318
7.65%, 03/15/42	75	63,563
Series S
6.45%, 06/15/21	150	153,502
Series T
5.80%, 03/15/22	125	124,380
Series V
5.63%, 04/01/20	75	76,033
Series W
6.75%, 12/01/23[c]	125	124,609
Series Y
7.50%, 04/01/24 (Call 01/01/24)[c]	100	101,958
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[b]	75	68,805
Cisco Systems Inc.
1.40%, 09/20/19	25	24,605
1.85%, 09/20/21 (Call 08/20/21)	50	48,100
2.20%, 02/28/21	690	677,580
2.20%, 09/20/23 (Call 07/20/23)	200	189,304

Security	Principal (000s)	Value
2.45%, 06/15/20	$235	$233,407
2.50%, 09/20/26 (Call 06/20/26)	200	185,022
2.60%, 02/28/23	100	97,062
2.95%, 02/28/26	275	263,989
3.63%, 03/04/24	65	66,008
4.45%, 01/15/20	125	128,589
5.50%, 01/15/40	115	139,605
5.90%, 02/15/39	90	114,009
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 06/13/18)[d]	200	200,108
CommScope Inc.
5.00%, 06/15/21 (Call 05/11/18)[b]	50	50,469
5.50%, 06/15/24 (Call 06/15/19)[b]	150	153,384
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[b]	120	114,938
6.00%, 06/15/25 (Call 06/15/20)[b]	75	77,252
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 05/31/18)[c]	100	92,044
Deutsche Telekom International Finance BV
8.75%, 06/15/30	796	1,100,382
Digicel Group Ltd.
8.25%, 09/30/20 (Call 06/13/18)[d]	200	179,076
Digicel Ltd.
6.00%, 04/15/21 (Call 06/13/18)[d]	250	238,192
Embarq Corp.
8.00%, 06/01/36	61	58,079
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24[d]	200	200,944
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[c]	50	30,600
7.13%, 01/15/23	50	35,743

SCHEDULE OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
7.63%, 04/15/24	$125	$82,168
8.50%, 04/01/26 (Call 04/01/21)[b,c]	160	155,272
8.75%, 04/15/22[c]	75	62,594
9.00%, 08/15/31	100	61,732
10.50%, 09/15/22 (Call 06/15/22)	150	132,000
11.00%, 09/15/25 (Call 06/15/25)	325	249,496
GCI Inc.
6.88%, 04/15/25 (Call 04/15/20)	50	52,555
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[b]	50	55,741
GTT Communications Inc.
7.88%, 12/31/24 (Call 12/31/19)[b]	50	51,119
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 05/31/18)[b]	28	28,716
HKT Capital No. 4 Ltd.
3.00%, 07/14/26[d]	200	183,698
Hughes Satellite Systems Corp.
5.25%, 08/01/26	72	70,642
6.63%, 08/01/26	100	100,463
7.63%, 06/15/21	75	80,457
IHS Netherlands Holdco BV
9.50%, 10/27/21 (Call 10/27/18)[d]	200	206,628
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/31/18)[b]	100	96,607
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b]	77	67,958
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	165	138,555
7.25%, 10/15/20 (Call 05/31/18)	150	146,394
7.50%, 04/01/21 (Call 05/31/18)	150	142,221
8.00%, 02/15/24 (Call 02/15/19)[b]	50	52,859
9.75%, 07/15/25 (Call 07/15/21)[b]	200	196,222

Security	Principal (000s)	Value
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 05/31/18)	$100	$67,785
8.13%, 06/01/23 (Call 06/15/18)	125	78,373
Juniper Networks Inc.
4.50%, 03/15/24	50	50,792
5.95%, 03/15/41	25	25,093
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/31/18)	50	49,559
5.25%, 03/15/26 (Call 03/15/21)	80	77,202
5.38%, 08/15/22 (Call 05/31/18)	50	50,196
5.38%, 01/15/24 (Call 01/15/19)	69	68,168
5.38%, 05/01/25 (Call 05/01/20)	127	124,905
5.63%, 02/01/23 (Call 05/31/18)	70	70,947
Level 3 Parent LLC
5.75%, 12/01/22 (Call 05/31/18)	150	150,075
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)[b]	200	189,058
Motorola Solutions Inc.
3.50%, 09/01/21	100	99,604
3.75%, 05/15/22	127	126,472
4.00%, 09/01/24	50	49,271
4.60%, 02/23/28 (Call 11/23/27)	25	24,858
5.50%, 09/01/44	60	59,033
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[d]	600	576,612
Nokia OYJ
3.38%, 06/12/22	50	48,359
4.38%, 06/12/27	100	92,813
5.38%, 05/15/19	15	15,325
6.63%, 05/15/39	75	78,442
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	191,918
Orange SA
5.38%, 07/08/19	75	77,139
5.38%, 01/13/42	25	28,087
5.50%, 02/06/44 (Call 08/06/43)	125	143,117
9.00%, 03/01/31	147	209,826
Plantronics Inc.
5.50%, 05/31/23 (Call 05/31/18)[b]	50	49,987
Proven Honour Capital Ltd.
4.13%, 05/06/26[d]	200	190,120

104	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Qualitytech LP/QTS Finance Corp.
4.75%, 11/15/25 (Call 11/15/20)[b]	$25	$23,548
Qwest Corp.
6.75%, 12/01/21	125	134,555
6.88%, 09/15/33 (Call 05/31/18)	200	189,252
7.25%, 09/15/25	25	26,810
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	23,093
3.63%, 12/15/25 (Call 09/15/25)	75	73,245
4.10%, 10/01/23 (Call 07/01/23)	225	230,103
4.50%, 03/15/43 (Call 09/15/42)	25	24,916
5.00%, 03/15/44 (Call 09/15/43)	25	26,388
Sprint Capital Corp.
6.88%, 11/15/28	225	229,394
6.90%, 05/01/19	100	102,973
8.75%, 03/15/32	160	183,742
Sprint Communications Inc.
6.00%, 11/15/22	175	178,302
7.00%, 03/01/20[b]	50	52,826
7.00%, 08/15/20	175	185,491
9.00%, 11/15/18[b]	100	103,092
11.50%, 11/15/21	75	89,609
Sprint Corp.
7.13%, 06/15/24	300	310,803
7.25%, 09/15/21	200	212,284
7.63%, 02/15/25 (Call 11/15/24)[c]	175	184,187
7.63%, 03/01/26 (Call 11/01/25)	130	136,922
7.88%, 09/15/23	375	401,415
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 03/20/23[b]	175	174,408
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	25	24,978
4.50%, 02/01/26 (Call 02/01/21)	100	96,208
4.75%, 02/01/28 (Call 02/01/23)	110	105,938
5.38%, 04/15/27 (Call 04/15/22)	80	80,948
6.00%, 03/01/23 (Call 09/01/18)	175	181,741
6.00%, 04/15/24 (Call 04/15/19)	150	157,071
6.38%, 03/01/25 (Call 09/01/19)	150	157,197

Security	Principal (000s)	Value
6.50%, 01/15/24 (Call 01/15/19)	$150	$157,074
6.50%, 01/15/26 (Call 01/15/21)	175	186,154
Telecom Italia Capital SA
6.00%, 09/30/34	50	51,944
6.38%, 11/15/33	115	125,036
7.20%, 07/18/36	200	229,722
7.72%, 06/04/38	50	60,325
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	125	123,825
Telefonica Emisiones SAU
4.57%, 04/27/23	150	156,117
4.67%, 03/06/38	150	148,683
5.13%, 04/27/20	115	119,444
5.21%, 03/08/47	150	156,204
5.46%, 02/16/21	325	344,087
7.05%, 06/20/36	200	251,412
Telefonica Europe BV
8.25%, 09/15/30	97	129,517
Telesat Canada/Telesat LLC
8.88%, 11/15/24 (Call 11/15/19)[b]	75	82,364
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	50	48,911
U.S. Cellular Corp.
6.70%, 12/15/33	78	82,175
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)[d]	200	189,960
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	150	143,467
2.63%, 08/15/26	125	112,279
2.95%, 03/15/22	628	616,671
3.00%, 11/01/21 (Call 09/01/21)	130	128,700
3.13%, 03/16/22	25	24,730
3.38%, 02/15/25	700	677,425
3.50%, 11/01/21	250	251,937
3.50%, 11/01/24 (Call 08/01/24)	365	358,178
3.85%, 11/01/42 (Call 05/01/42)	125	106,786
4.13%, 03/16/27	65	64,797
4.13%, 08/15/46	25	21,922
4.15%, 03/15/24 (Call 12/15/23)	75	76,444
4.27%, 01/15/36	375	353,167
4.40%, 11/01/34 (Call 05/01/34)	150	145,141

SCHEDULE OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.52%, 09/15/48	$275	$255,362
4.60%, 04/01/21	25	25,970
4.67%, 03/15/55	425	389,164
4.75%, 11/01/41	150	147,025
4.81%, 03/15/39	273	270,974
4.86%, 08/21/46	425	414,473
5.01%, 04/15/49	316	315,226
5.01%, 08/21/54	340	329,973
5.15%, 09/15/23	345	370,909
5.25%, 03/16/37	50	52,218
5.50%, 03/16/47	34	36,224
6.55%, 09/15/43	608	730,074
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)[b]	100	95,629
Vodafone Group PLC
2.50%, 09/26/22	190	181,144
2.95%, 02/19/23	250	241,197
4.38%, 03/16/21	100	102,916
4.38%, 02/19/43	115	105,371
5.45%, 06/10/19	60	61,628
6.15%, 02/27/37	200	228,448
6.25%, 11/30/32	40	45,284
7.88%, 02/15/30	100	128,314
Wind Tre SpA
5.00%, 01/20/26 (Call 11/03/20)[b]	200	167,280
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 05/31/18)[b,c]	26	14,746
6.38%, 08/01/23 (Call 05/31/18)[c]	75	43,714
7.75%, 10/15/20 (Call 05/31/18)	50	42,868
8.63%, 10/31/25 (Call 10/31/20)[b]	50	45,875
8.75%, 12/15/24 (Call 12/15/22)[b,c]	26	15,505
Xplornet Communications Inc.
9.63% (10.63% PIK), 06/01/22 (Call 06/01/19)[b,e]	32	33,127

		37,248,359

Security	Principal (000s)	Value
TEXTILES — 0.02%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	$25	$24,507
3.25%, 06/01/22 (Call 03/01/22)	125	123,935
3.70%, 04/01/27 (Call 01/01/27)	125	122,779
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	50	50,572
Springs Industries Inc.
6.25%, 06/01/21 (Call 05/31/18)	25	25,349

		347,142
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	24,866
3.50%, 09/15/27 (Call 06/15/27)	180	165,821
5.10%, 05/15/44 (Call 11/15/43)	25	23,739
6.35%, 03/15/40	15	16,795
Mattel Inc.
2.35%, 05/06/19	200	196,462
2.35%, 08/15/21 (Call 07/15/21)	25	22,435
3.15%, 03/15/23 (Call 12/15/22)	25	21,396
5.45%, 11/01/41 (Call 05/01/41)	75	60,616
6.75%, 12/31/25 (Call 12/31/20)[b]	80	78,002

		610,132
TRANSPORTATION — 0.49%
AP Moller – Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)[b]	50	48,089
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	10	9,814
3.00%, 04/01/25 (Call 01/01/25)	45	43,474
3.05%, 09/01/22 (Call 06/01/22)	50	49,581
3.25%, 06/15/27 (Call 03/15/27)[c]	100	97,025
3.65%, 09/01/25 (Call 06/01/25)	50	50,221
3.75%, 04/01/24 (Call 01/01/24)	25	25,346
3.90%, 08/01/46 (Call 02/01/46)	25	24,165
4.05%, 06/15/48 (Call 12/15/47)	25	24,669
4.13%, 06/15/47 (Call 12/15/46)	180	180,781
4.15%, 04/01/45 (Call 10/01/44)	150	150,532
4.40%, 03/15/42 (Call 09/15/41)	15	15,518
4.45%, 03/15/43 (Call 09/15/42)	125	129,941

106	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.55%, 09/01/44 (Call 03/01/44)	$380	$400,037
4.70%, 10/01/19	125	128,162
4.90%, 04/01/44 (Call 10/01/43)	125	138,210
5.40%, 06/01/41 (Call 12/01/40)	50	58,497
5.75%, 05/01/40 (Call 11/01/39)	150	180,825
6.15%, 05/01/37	25	31,548
6.20%, 08/15/36	150	189,388
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	115	108,496
2.95%, 11/21/24 (Call 08/21/24)	110	106,799
3.20%, 08/02/46 (Call 02/02/46)	175	152,330
6.20%, 06/01/36	25	31,626
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	47,308
4.45%, 03/15/23 (Call 12/15/22)	50	51,934
4.80%, 08/01/45 (Call 02/01/45)	75	82,075
5.75%, 01/15/42	75	89,644
5.95%, 05/15/37	10	12,197
6.13%, 09/15/15 (Call 03/15/15)	14	17,078
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	125	113,105
3.25%, 06/01/27 (Call 03/01/27)	165	155,988
3.35%, 11/01/25 (Call 08/01/25)	200	193,834
3.40%, 08/01/24 (Call 05/01/24)	115	113,084
3.70%, 11/01/23 (Call 08/01/23)	100	100,390
3.80%, 03/01/28 (Call 12/01/27)	100	98,434
3.80%, 11/01/46 (Call 05/01/46)	100	90,302
3.95%, 05/01/50 (Call 11/01/49)	75	67,515
4.10%, 03/15/44 (Call 09/15/43)	175	166,136
4.25%, 06/01/21 (Call 03/01/21)	25	25,672
4.75%, 05/30/42 (Call 11/30/41)	150	156,195
5.50%, 04/15/41 (Call 10/15/40)	25	28,308
6.00%, 10/01/36	25	29,898
6.22%, 04/30/40	200	245,878
FedEx Corp.
2.63%, 08/01/22	100	97,184
3.20%, 02/01/25	125	120,622
3.25%, 04/01/26 (Call 01/01/26)	75	71,770
3.30%, 03/15/27 (Call 12/15/26)	95	90,766
3.40%, 02/15/28 (Call 11/15/27)	125	119,385
3.88%, 08/01/42	35	31,581
3.90%, 02/01/35	50	47,370

Security	Principal (000s)	Value
4.00%, 01/15/24	$140	$143,167
4.10%, 04/15/43	25	23,503
4.10%, 02/01/45	25	23,117
4.40%, 01/15/47 (Call 07/15/46)	50	48,199
4.55%, 04/01/46 (Call 10/01/45)	50	49,244
4.75%, 11/15/45 (Call 05/15/45)	335	340,725
4.90%, 01/15/34	50	53,094
5.10%, 01/15/44	150	159,492
Hornbeck Offshore Services Inc.
5.00%, 03/01/21 (Call 06/14/18)	25	14,040
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	49,435
Kansas City Southern
3.13%, 06/01/26 (Call 03/01/26)	100	92,789
Kirby Corp.
4.20%, 03/01/28 (Call 12/01/27)	25	24,675
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/31/18)[b,c]	50	37,833
11.25%, 08/15/22 (Call 05/31/18)[b]	25	24,701
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 05/31/18)[b]	50	39,368
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	160	150,229
3.00%, 04/01/22 (Call 01/01/22)	250	247,105
3.15%, 06/01/27 (Call 03/01/27)	100	94,406
3.94%, 11/01/47 (Call 05/01/47)[b]	213	200,180
4.45%, 06/15/45 (Call 12/15/44)	25	25,346
4.65%, 01/15/46 (Call 07/15/45)	80	83,380
4.84%, 10/01/41	295	315,797
Pelabuhan Indonesia II PT
5.38%, 05/05/45[d]	200	190,604
Russian Railways via RZD Capital PLC
5.70%, 04/05/22[d]	200	207,558
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	250	240,827
2.50%, 05/11/20 (Call 04/11/20)	35	34,528

SCHEDULE OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.55%, 06/01/19 (Call 05/01/19)	$50	$49,780
2.88%, 09/01/20 (Call 08/01/20)	85	84,315
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	246,727
2.75%, 03/01/26 (Call 12/01/25)	35	32,878
3.00%, 04/15/27 (Call 01/15/27)	25	23,801
3.25%, 08/15/25 (Call 05/15/25)	25	24,438
3.60%, 09/15/37 (Call 03/15/37)	150	141,282
3.88%, 02/01/55 (Call 08/01/54)	125	115,621
4.00%, 04/15/47 (Call 10/15/46)[c]	400	388,868
4.05%, 11/15/45 (Call 05/15/45)	50	49,103
4.05%, 03/01/46 (Call 09/01/45)	25	24,568
4.16%, 07/15/22 (Call 04/15/22)	162	167,234
4.38%, 11/15/65 (Call 05/15/65)	25	24,173
United Parcel Service Inc.
2.05%, 04/01/21	50	48,736
2.40%, 11/15/26 (Call 08/15/26)	25	22,702
2.45%, 10/01/22	410	397,528
2.50%, 04/01/23 (Call 03/01/23)	35	33,782
2.80%, 11/15/24 (Call 09/15/24)	100	95,511
3.05%, 11/15/27 (Call 08/15/27)	250	237,707
3.13%, 01/15/21	15	15,086
3.40%, 11/15/46 (Call 05/15/46)	95	83,353
3.63%, 10/01/42	40	37,052
3.75%, 11/15/47 (Call 05/15/47)	40	37,384
6.20%, 01/15/38	72	91,655
XPO CNW Inc.
6.70%, 05/01/34	50	51,901
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[b]	70	72,569
6.50%, 06/15/22 (Call 06/15/18)[b]	150	154,788

		10,504,611
TRUCKING & LEASING — 0.12%
Aviation Capital Group LLC
3.88%, 05/01/23 (Call 04/01/23)[b]	500	499,065
4.88%, 10/01/25 (Call 07/01/25)[b]	50	51,469
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (Call 12/15/22)[b]	50	49,701

Security	Principal (000s)	Value
CMBLEMTN 1 Ltd.
3.25%, 11/29/21[d]	$200	$194,820
DAE Funding LLC
5.00%, 08/01/24 (Call 08/01/20)[d]	600	577,410
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[b]	25	25,386
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	70	66,003
3.25%, 09/15/26 (Call 06/15/26)	55	50,879
3.85%, 03/30/27 (Call 12/30/26)	150	144,720
5.20%, 03/15/44 (Call 09/15/43)	75	79,249
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)[b]	50	48,254
4.50%, 03/15/23 (Call 02/15/23)[b]	140	134,058
5.25%, 08/15/22[b]	135	134,560
5.50%, 02/15/24[b]	135	131,013
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)[b]	100	99,671
3.38%, 02/01/22 (Call 12/01/21)[b]	25	24,776
3.40%, 11/15/26 (Call 08/15/26)[b]	172	161,778

		2,472,812
WATER — 0.01%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	50	46,972
3.40%, 03/01/25 (Call 12/01/24)	45	44,516
3.75%, 09/01/47 (Call 03/01/47)	34	31,716
4.30%, 09/01/45 (Call 03/01/45)	100	102,897
6.59%, 10/15/37	25	32,852

		258,953

TOTAL CORPORATE BONDS & NOTES
(Cost: $759,996,362)		737,127,261

108	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[m] — 6.05%

ARGENTINA—0.34%
Argentina Bonar Bonds
8.75%, 05/07/24	$1,275	$1,470,967
Argentine Republic Government International Bond
2.50%, 12/31/38[j]	25	16,168
2.50%, 12/31/38[j]	1,272	830,158
4.63%, 01/11/23	112	107,314
5.63%, 01/26/22	500	503,800
5.88%, 01/11/28	150	137,547
6.63%, 07/06/28	300	289,635
6.88%, 04/22/21	700	734,440
6.88%, 01/26/27	300	299,244
6.88%, 01/11/48	150	133,491
7.13%, 07/06/36	450	429,826
7.13%, 06/28/17[d]	250	223,230
7.50%, 04/22/26	300	314,757
7.63%, 04/22/46	150	145,683
8.28%, 12/31/33	561	589,125
8.28%, 12/31/33	400	428,870
Autonomous City of Buenos Aires Argentina
7.50%, 06/01/27[d]	250	258,823
Provincia de Buenos Aires/Argentina
9.13%, 03/16/24[d]	150	166,574
10.88%, 01/26/21[d]	100	109,624
Provincia de Cordoba
7.45%, 09/01/24[d]	150	155,796

		7,345,072
AZERBAIJAN — 0.01%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[d]	200	199,168

		199,168
BAHRAIN — 0.06%
Bahrain Government International Bond
5.50%, 03/31/20[b]	100	100,002
6.13%, 08/01/23[d]	400	399,588
7.00%, 10/12/28[d]	200	190,930
CBB International Sukuk Co. SPC
5.25%, 03/20/25[d]	600	566,436

		1,256,956

Security	Principal (000s)	Value
BELGIUM — 0.01%
Belgium Government International Bond
2.88%, 09/18/24[d]	$200	$196,376

		196,376
BOLIVIA — 0.02%
Bolivian Government International Bond
4.50%, 03/20/28[d]	400	373,136

		373,136
BRAZIL — 0.24%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[d]	200	206,992
5.75%, 09/26/23[d]	200	210,760
Brazilian Government International Bond
4.25%, 01/07/25[c]	550	542,184
4.63%, 01/13/28 (Call 10/13/27)	250	240,980
4.88%, 01/22/21	100	103,283
5.00%, 01/27/45	400	346,260
5.63%, 01/07/41	100	95,444
6.00%, 04/07/26	1,000	1,082,190
7.13%, 01/20/37	125	142,917
8.25%, 01/20/34	500	620,070
8.75%, 02/04/25	100	125,848
8.88%, 04/15/24	130	163,101
10.13%, 05/15/27	908	1,269,330

		5,149,359
CANADA — 0.40%
Export Development Canada
1.50%, 05/26/21	350	336,437
1.63%, 12/03/19	200	197,012
1.63%, 01/17/20	90	88,535
1.75%, 08/19/19	55	54,462
1.75%, 07/21/20[c]	200	195,976
2.00%, 05/17/22	150	144,794
Province of Alberta Canada
1.90%, 12/06/19	200	197,430
2.05%, 08/17/26[b]	250	226,907
2.20%, 07/26/22	145	139,547

SCHEDULE OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Province of British Columbia Canada
2.00%, 10/23/22	$300	$286,962
2.25%, 06/02/26	585	542,500
2.65%, 09/22/21	25	24,770
Province of Manitoba Canada
1.75%, 05/30/19	295	292,410
2.05%, 11/30/20	100	97,767
2.10%, 09/06/22	370	353,979
2.13%, 05/04/22	95	91,347
2.13%, 06/22/26	200	182,076
3.05%, 05/14/24	125	123,179
Province of Ontario Canada
1.25%, 06/17/19	220	216,779
1.88%, 05/21/20	280	274,761
2.20%, 10/03/22	125	119,924
2.25%, 05/18/22	200	193,210
2.40%, 02/08/22	300	292,245
2.45%, 06/29/22[c]	200	194,412
2.50%, 09/10/21	325	319,332
2.50%, 04/27/26	295	277,067
3.20%, 05/16/24	225	223,628
4.00%, 10/07/19	275	280,164
4.40%, 04/14/20	100	103,055
Province of Quebec Canada
2.38%, 01/31/22	250	243,747
2.50%, 04/20/26	475	448,006
2.63%, 02/13/23	295	288,106
2.75%, 04/12/27	450	430,141
2.88%, 10/16/24	630	616,134
3.50%, 07/29/20	255	258,718
7.50%, 09/15/29	225	307,487

		8,663,006
CHILE — 0.05%
Chile Government International Bond
2.25%, 10/30/22[c]	255	243,415
3.13%, 03/27/25	400	388,236
3.86%, 06/21/47	450	425,669

		1,057,320
CHINA — 0.03%
Avi Funding Co. Ltd.
2.85%, 09/16/20[d]	200	196,648

Security	Principal (000s)	Value
Export-Import Bank of China (The)
2.00%, 04/26/21[d]	$200	$192,282
2.50%, 07/31/19[d]	200	198,608

		587,538
COLOMBIA — 0.12%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	200	189,650
3.88%, 04/25/27 (Call 01/25/27)	200	193,380
4.00%, 02/26/24 (Call 11/26/23)	205	204,697
4.38%, 07/12/21	500	513,540
4.50%, 01/28/26 (Call 10/28/25)	200	203,898
5.00%, 06/15/45 (Call 12/15/44)	200	197,904
5.63%, 02/26/44 (Call 08/26/43)	400	429,196
6.13%, 01/18/41	400	452,068
7.38%, 03/18/19	100	103,823
8.13%, 05/21/24	150	182,412

		2,670,568
COSTA RICA — 0.03%
Costa Rica Government International Bond
4.25%, 01/26/23[d]	450	431,136
7.00%, 04/04/44[d]	200	199,592

		630,728
CROATIA — 0.03%
Croatia Government International Bond
5.50%, 04/04/23[d]	200	212,288
6.00%, 01/26/24[d]	200	218,092
6.38%, 03/24/21[d]	200	214,678

		645,058
DOMINICAN REPUBLIC — 0.05%
Dominican Republic International Bond
5.88%, 04/18/24[d]	200	207,208
5.95%, 01/25/27[d]	600	615,000
6.60%, 01/28/24[d]	100	106,656
6.85%, 01/27/45[d]	100	103,450
7.45%, 04/30/44[d]	100	109,754

		1,142,068
ECUADOR — 0.06%
Ecuador Government International Bond
7.88%, 01/23/28[d]	200	177,040

110	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
7.95%, 06/20/24[d]	$200	$188,168
8.75%, 06/02/23[d]	400	391,312
9.65%, 12/13/26[d]	200	196,692
10.75%, 03/28/22[d]	400	422,256

		1,375,468
EGYPT — 0.06%
Egypt Government International Bond
5.75%, 04/29/20[d]	100	102,506
5.88%, 06/11/25[d]	200	196,620
7.50%, 01/31/27[d]	600	634,302
8.50%, 01/31/47[d]	400	429,620

		1,363,048
EL SALVADOR — 0.03%
El Salvador Government International Bond
6.38%, 01/18/27[d]	200	198,304
7.63%, 02/01/41[d]	150	156,549
8.25%, 04/10/32[d]	100	111,128
8.63%, 02/28/29[d]	200	229,148

		695,129
FINLAND — 0.01%
Finland Government International Bond
1.75%, 09/10/19[b]	200	197,960

		197,960
FRANCE — 0.03%
Agence Francaise de Developpement
1.88%, 09/14/20[d]	200	195,222
Caisse d’Amortissement de la Dette Sociale
3.00%, 10/26/20	350	351,071

		546,293
GABON — 0.02%
Gabon Government International Bond
6.38%, 12/12/24[d]	400	390,452

		390,452
GERMANY — 0.06%
FMS Wertmanagement
1.38%, 06/08/21	750	717,570

Security	Principal (000s)	Value
1.75%, 01/24/20	$200	$197,040
1.75%, 05/15/20[d]	200	196,212
State of North Rhine-Westphalia Germany
1.63%, 01/22/20[d]	100	98,141

		1,208,963
GHANA — 0.01%
Ghana Government International Bond
8.13%, 01/18/26[d]	200	213,918

		213,918
GUATEMALA — 0.01%
Guatemala Government Bond
5.75%, 06/06/22[d]	200	211,070

		211,070
HONG KONG — 0.01%
Hong Kong Sukuk 2017 Ltd.
3.13%, 02/28/27[d]	200	192,634

		192,634
HUNGARY — 0.08%
Hungary Government International Bond
5.38%, 03/25/24	400	430,340
5.75%, 11/22/23	150	163,701
6.38%, 03/29/21	720	776,261
7.63%, 03/29/41	60	84,621
Magyar Export-Import Bank Zrt
4.00%, 01/30/20[d]	200	201,354

		1,656,277
INDIA — 0.01%
Export-Import Bank of India
3.13%, 07/20/21[d]	200	196,072

		196,072
INDONESIA — 0.28%
Indonesia Government International Bond
3.38%, 04/15/23[d]	200	194,536
3.85%, 07/18/27[d]	400	386,100
4.13%, 01/15/25[d]	200	199,604
4.88%, 05/05/21[d]	200	207,514
5.25%, 01/08/47[d]	600	621,966
5.38%, 10/17/23[d]	400	427,036

SCHEDULE OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
5.88%, 03/13/20[d]	$100	$105,018
5.95%, 01/08/46[d]	300	340,698
6.75%, 01/15/44[d]	200	248,564
7.75%, 01/17/38[d]	420	561,250
8.50%, 10/12/35[d]	200	280,734
11.63%, 03/04/19[d]	200	214,500
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22[d]	400	393,204
4.15%, 03/29/27[d]	800	779,144
4.35%, 09/10/24[d]	200	201,722
4.40%, 03/01/28[d]	400	395,624
4.55%, 03/29/26[d]	200	201,444
6.13%, 03/15/19[d]	200	205,260

		5,963,918
ISRAEL — 0.04%
Israel Government International Bond
2.88%, 03/16/26	200	190,164
4.00%, 06/30/22	200	205,574
4.50%, 01/30/43	300	301,332
5.13%, 03/26/19	100	102,241

		799,311
ITALY — 0.02%
Republic of Italy Government International Bond
5.38%, 06/15/33	100	115,385
6.88%, 09/27/23	250	289,270

		404,655
IVORY COAST — 0.02%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/18)[d,j]	189	181,037
6.38%, 03/03/28[d]	200	201,564

		382,601
JAMAICA — 0.03%
Jamaica Government International Bond
6.75%, 04/28/28	550	606,711
8.00%, 03/15/39	100	117,539

		724,250

Security	Principal (000s)	Value
JAPAN — 0.11%
Japan Bank for International Cooperation
1.50%, 07/21/21	$450	$428,112
1.75%, 05/29/19	200	198,068
1.88%, 04/20/21	100	96,749
1.88%, 07/21/26	200	179,782
2.13%, 11/16/20	500	489,390
2.13%, 02/10/25	200	185,896
2.38%, 04/20/26	250	233,918
2.88%, 06/01/27	250	241,360
3.00%, 05/29/24	250	246,060

		2,299,335
JORDAN — 0.03%
Jordan Government International Bond
5.75%, 01/31/27[d]	600	570,450

		570,450
KAZAKHSTAN — 0.04%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	200	197,034
5.13%, 07/21/25[d]	600	640,224

		837,258
KENYA — 0.01%
Kenya Government International Bond
6.88%, 06/24/24[d]	200	207,464

		207,464
KUWAIT — 0.04%
Kuwait International Government Bond
2.75%, 03/20/22[d]	200	193,950
3.50%, 03/20/27[d]	600	577,518

		771,468
LEBANON — 0.10%
Lebanon Government International Bond
6.00%, 01/27/23[d]	100	94,427
6.20%, 02/26/25[d]	1,000	916,670
6.38%, 03/09/20	100	99,758
6.65%, 04/22/24[d]	300	285,339

112	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
6.65%, 02/26/30[d]	$200	$175,064
6.75%, 11/29/27[d]	25	22,570
7.00%, 03/23/32[d]	50	44,402
7.25%, 03/23/37[d]	215	191,844
8.25%, 04/12/21[d]	300	307,539

		2,137,613
LITHUANIA — 0.01%
Lithuania Government International Bond
6.13%, 03/09/21[d]	200	215,180
7.38%, 02/11/20[d]	100	107,527

		322,707
MALAYSIA — 0.02%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25[d]	200	193,870
Malaysia Sukuk Global Bhd
4.08%, 04/27/46[d]	250	247,000

		440,870
MEXICO — 0.21%
Mexico Government International Bond
3.50%, 01/21/21	620	625,933
3.60%, 01/30/25	200	194,210
3.63%, 03/15/22	350	352,153
4.00%, 10/02/23	770	779,563
4.13%, 01/21/26	200	199,226
4.15%, 03/28/27[c]	550	542,344
4.35%, 01/15/47	600	531,672
4.75%, 03/08/44	300	282,018
5.55%, 01/21/45	550	579,299
5.75%, 10/12/10	200	196,812
6.05%, 01/11/40	180	197,937
7.50%, 04/08/33	65	83,992

		4,565,159
MOROCCO — 0.01%
Morocco Government International Bond
4.25%, 12/11/22[d]	200	201,030

		201,030
NIGERIA — 0.01%
Nigeria Government International Bond
7.88%, 02/16/32[d]	200	215,306

		215,306

Security	Principal (000s)	Value
NORWAY — 0.01%
Kommunalbanken AS
2.50%, 04/17/20[b]	$250	$248,963

		248,963
OMAN — 0.05%
Oman Government International Bond
4.75%, 06/15/26[d]	200	186,454
6.50%, 03/08/47[d]	650	602,290
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24[d]	200	187,132

		975,876
PAKISTAN — 0.02%
Pakistan Government International Bond
8.25%, 09/30/25[d]	400	415,616

		415,616
PANAMA — 0.09%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	200	202,584
5.20%, 01/30/20	310	322,022
6.70%, 01/26/36	685	846,571
7.13%, 01/29/26	100	119,925
9.38%, 04/01/29	300	426,732

		1,917,834
PARAGUAY — 0.01%
Paraguay Government International Bond
6.10%, 08/11/44[d]	200	218,046

		218,046
PERU — 0.09%
Peruvian Government International Bond
4.13%, 08/25/27[c]	836	859,458
5.63%, 11/18/50	450	527,531
6.55%, 03/14/37	40	50,405
7.13%, 03/30/19	205	213,524
7.35%, 07/21/25	100	122,868
8.75%, 11/21/33	80	117,723

		1,891,509

SCHEDULE OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
PHILIPPINES — 0.15%
Philippine Government International Bond
3.70%, 03/01/41	$600	$562,818
3.70%, 02/02/42	300	280,557
3.95%, 01/20/40	200	194,994
4.00%, 01/15/21	600	613,818
5.00%, 01/13/37	400	441,368
6.38%, 01/15/32	200	245,704
6.38%, 10/23/34	225	283,151
6.50%, 01/20/20	200	212,010
7.75%, 01/14/31	138	186,085
9.50%, 02/02/30	100	148,306
10.63%, 03/16/25	80	114,083

		3,282,894
POLAND — 0.07%
Republic of Poland Government International Bond
3.00%, 03/17/23	50	49,225
3.25%, 04/06/26	605	589,161
4.00%, 01/22/24	436	446,996
5.00%, 03/23/22	200	212,436
6.38%, 07/15/19	300	312,513

		1,610,331
QATAR — 0.08%
Qatar Government International Bond
2.38%, 06/02/21[d]	200	192,768
3.25%, 06/02/26[d]	200	187,030
4.50%, 01/20/22[b]	200	205,108
4.63%, 06/02/46[d]	500	471,270
6.40%, 01/20/40[b]	100	118,282
SoQ Sukuk A QSC
3.24%, 01/18/23[d]	600	583,818

		1,758,276
ROMANIA — 0.03%
Romanian Government International Bond
4.88%, 01/22/24[d]	400	415,968
6.75%, 02/07/22[d]	300	330,168

		746,136

Security	Principal (000s)	Value
RUSSIA — 0.17%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[d]	$200	$199,830
4.25%, 06/23/27[d]	200	195,540
4.50%, 04/04/22[d]	200	203,174
4.75%, 05/27/26[d]	800	812,904
4.88%, 09/16/23[d]	1,000	1,036,540
5.00%, 04/29/20[d]	200	204,534
5.25%, 06/23/47[d]	200	194,290
5.63%, 04/04/42[d]	200	210,310
5.88%, 09/16/43[d]	200	217,304
7.50%, 03/31/30[d,j]	140	156,559
12.75%, 06/24/28[d]	200	323,608

		3,754,593
SAUDI ARABIA — 0.14%
KSA Sukuk Ltd.
3.63%, 04/20/27[d]	1,200	1,136,964
Saudi Government International Bond
2.38%, 10/26/21[d]	400	383,520
3.25%, 10/26/26[d]	400	369,428
3.63%, 03/04/28[d]	200	187,376
4.50%, 10/26/46[d]	1,150	1,043,970

		3,121,258
SENEGAL — 0.01%
Senegal Government International Bond
6.25%, 05/23/33[d]	200	193,010

		193,010
SERBIA — 0.01%
Serbia International Bond
4.88%, 02/25/20[d]	200	203,976

		203,976
SLOVENIA — 0.01%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	201,864

		201,864
SOUTH AFRICA — 0.07%
Republic of South Africa Government International Bond
4.30%, 10/12/28	600	551,490

114	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.85%, 09/27/27	$200	$193,874
5.50%, 03/09/20	100	103,611
5.65%, 09/27/47	200	192,076
6.25%, 03/08/41	153	160,003
6.88%, 05/27/19	390	404,465

		1,605,519
SOUTH KOREA — 0.12%
Export-Import Bank of Korea
1.50%, 10/21/19	200	195,256
2.63%, 12/30/20	400	392,408
2.88%, 01/21/25	200	187,786
3.25%, 11/10/25	400	382,524
4.00%, 01/29/21	250	253,370
4.38%, 09/15/21	200	205,076
5.13%, 06/29/20	200	207,436
Korea International Bond
2.75%, 01/19/27[c]	200	187,758
3.88%, 09/11/23	200	204,826
4.13%, 06/10/44[c]	450	480,730

		2,697,170
SRI LANKA — 0.05%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	200	201,494
6.13%, 06/03/25[d]	200	197,442
6.25%, 07/27/21[d]	400	412,596
6.83%, 07/18/26[d]	200	202,986

		1,014,518
SUPRANATIONAL — 1.50%
African Development Bank
1.00%, 05/15/19	325	320,161
1.13%, 09/20/19	55	53,937
1.25%, 07/26/21	130	123,626
1.88%, 03/16/20	495	488,100
2.13%, 11/16/22	25	24,117
2.38%, 09/23/21	185	182,053
2.63%, 03/22/21	250	248,847
Asian Development Bank
1.00%, 08/16/19	100	98,080
1.38%, 03/23/20	200	195,450
1.50%, 01/22/20	275	269,932
1.63%, 05/05/20	825	808,574
1.63%, 03/16/21	275	266,263

Security	Principal (000s)	Value
1.75%, 01/10/20	$175	$172,555
1.75%, 09/13/22[c]	320	304,746
1.88%, 02/18/22[c]	350	337,358
2.00%, 02/16/22	560	542,343
2.00%, 01/22/25	405	379,493
2.00%, 04/24/26	100	92,442
2.25%, 01/20/21	250	246,660
2.38%, 08/10/27	150	141,387
2.63%, 01/12/27[c]	300	289,521
2.75%, 03/17/23	250	247,662
Corp. Andina de Fomento
2.00%, 05/10/19	100	99,146
2.13%, 09/27/21	75	72,341
4.38%, 06/15/22	100	103,947
Council of Europe Development Bank
1.50%, 05/17/19	150	148,502
1.63%, 03/10/20	420	412,259
2.63%, 02/13/23	200	196,852
European Bank for Reconstruction & Development
1.13%, 08/24/20	2,180	2,103,220
1.75%, 06/14/19	50	49,601
1.75%, 11/26/19	250	246,882
1.88%, 02/23/22	185	178,229
European Investment Bank
0.00%, 11/06/26[h]	150	114,194
1.13%, 08/15/19	300	294,783
1.25%, 05/15/19	680	671,704
1.25%, 12/16/19	525	514,080
1.38%, 06/15/20[c]	810	788,503
1.38%, 09/15/21	100	95,353
1.63%, 03/16/20	100	98,191
1.63%, 08/14/20	500	488,095
1.63%, 12/15/20	150	145,781
1.63%, 06/15/21	50	48,239
1.75%, 06/17/19	380	377,006
1.75%, 05/15/20	2,000	1,964,120
1.88%, 02/10/25	475	441,075
2.00%, 03/15/21	125	122,346
2.00%, 12/15/22	200	191,946
2.13%, 10/15/21	20	19,523
2.13%, 04/13/26	100	93,368

SCHEDULE OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.25%, 03/15/22	$100	$97,706
2.25%, 08/15/22	730	710,786
2.38%, 06/15/22	100	97,969
2.38%, 05/24/27	50	47,247
2.50%, 04/15/21	285	282,686
2.88%, 09/15/20	250	250,882
3.25%, 01/29/24	450	456,093
4.88%, 02/15/36	225	277,065
IDB Trust Services Ltd.
Series 019
2.11%, 09/25/19[d]	250	247,495
Inter-American Development Bank
1.00%, 05/13/19	415	408,912
1.13%, 09/12/19	100	98,129
1.63%, 05/12/20	525	514,474
1.75%, 10/15/19	350	346,052
1.75%, 09/14/22	245	233,363
1.88%, 06/16/20	100	98,381
1.88%, 03/15/21	160	156,030
2.00%, 06/02/26	150	138,462
2.13%, 11/09/20	255	251,190
2.13%, 01/15/25	450	424,921
2.38%, 07/07/27	365	344,447
2.63%, 04/19/21	150	149,375
3.00%, 10/04/23	800	800,048
3.00%, 02/21/24	280	279,628
3.20%, 08/07/42[c]	80	78,181
3.88%, 09/17/19	75	76,349
3.88%, 02/14/20	75	76,648
3.88%, 10/28/41	50	54,715
4.38%, 01/24/44	75	88,441
Series GDP
1.25%, 10/15/19	150	147,261
International Bank for Reconstruction & Development
0.88%, 08/15/19	475	465,376
1.13%, 11/27/19	615	601,513
1.13%, 08/10/20	100	96,585
1.25%, 07/26/19	500	492,505
1.38%, 05/24/21	305	292,403
1.38%, 09/20/21	50	47,665
1.63%, 09/04/20[c]	395	385,552
1.63%, 03/09/21	130	125,964

Security	Principal (000s)	Value
1.63%, 02/10/22[c]	$250	$238,895
1.88%, 10/07/19	200	198,180
1.88%, 04/21/20	535	527,349
1.88%, 10/27/26	2,250	2,049,412
2.00%, 01/26/22	200	193,776
2.13%, 02/13/23	250	241,008
2.13%, 03/03/25	155	146,532
2.25%, 06/24/21	50	49,159
2.50%, 11/25/24	375	363,255
2.50%, 07/29/25	275	265,199
2.50%, 11/22/27	125	118,991
7.63%, 01/19/23	600	722,136
International Finance Corp.
1.63%, 07/16/20	330	322,595
1.75%, 09/16/19	275	272,123
2.00%, 10/24/22	175	168,294
2.13%, 04/07/26	410	382,915
Nordic Investment Bank
1.50%, 09/29/20	250	242,770
2.13%, 02/01/22	200	194,542

		32,350,223
SWEDEN — 0.07%
Svensk Exportkredit AB
1.13%, 08/28/19	700	686,539
1.75%, 08/28/20	200	195,180
2.38%, 03/09/22	200	195,558
Sweden Government International Bond
1.13%, 10/21/19[b]	250	244,873
1.63%, 04/06/20[b]	250	245,302

		1,567,452
TRINIDAD AND TOBAGO — 0.01%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26[d]	200	200,512

		200,512
TURKEY — 0.23%
Export Credit Bank of Turkey
5.38%, 10/24/23[d]	200	195,920
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24[d]	200	193,016

116	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
Turkey Government International Bond
4.25%, 04/14/26	$200	$180,964
4.88%, 10/09/26	400	373,944
4.88%, 04/16/43	650	517,549
5.13%, 02/17/28	200	187,064
5.63%, 03/30/21	200	206,310
5.75%, 03/22/24	800	811,568
6.00%, 03/25/27	600	602,526
6.00%, 01/14/41	450	414,796
6.25%, 09/26/22	200	210,372
6.63%, 02/17/45	450	439,236
6.75%, 05/30/40	100	100,567
6.88%, 03/17/36	110	113,079
7.25%, 03/05/38	50	53,453
7.38%, 02/05/25	20	21,955
7.50%, 11/07/19	250	263,453

		4,885,772
UKRAINE — 0.08%
Ukraine Government International Bond
7.38%, 09/25/32[d]	200	184,742
7.75%, 09/01/20[d]	512	532,603
7.75%, 09/01/23[d]	200	202,180
7.75%, 09/01/25[d]	400	397,112
7.75%, 09/01/27[d]	200	196,158
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25[d]	200	210,058

		1,722,853
UNITED ARAB EMIRATES — 0.09%
Abu Dhabi Government International Bond
2.13%, 05/03/21[d]	200	193,366
3.13%, 05/03/26[d]	1,200	1,133,244
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23[d]	200	199,528
RAK Capital
3.09%, 03/31/25[d]	200	189,088
Sharjah Sukuk Ltd.
3.76%, 09/17/24[d]	200	198,788

		1,914,014

Security	Principal (000s)	Value
URUGUAY — 0.07%
Uruguay Government International Bond
4.13%, 11/20/45	$200	$178,838
4.38%, 10/27/27	350	353,244
4.50%, 08/14/24[c]	480	497,333
5.10%, 06/18/50	320	315,782
7.63%, 03/21/36	100	130,338
8.00%, 11/18/22	75	86,029

		1,561,564
VENEZUELA — 0.03%
Venezuela Government International Bond
7.00%, 12/01/18[d],k	50	18,354
7.00%, 03/31/38[d],k	75	22,240
7.65%, 04/21/25[d],k	350	98,598
7.75%, 10/13/19[d],k	200	58,064
8.25%, 10/13/24[d],k	250	71,160
9.00%, 05/07/23[d],k	100	28,521
9.25%, 09/15/27[k]	365	113,873
9.25%, 05/07/28[d,k]	150	42,717
9.38%, 01/13/34[k]	100	33,345
11.75%, 10/21/26[d],k	200	62,194
11.95%, 08/05/31[d],k	200	61,992
12.75%, 08/23/22[d],k	75	23,565

		634,623
VIETNAM — 0.02%
Vietnam Government International Bond
4.80%, 11/19/24[d]	400	406,768

		406,768
ZAMBIA — 0.01%
Zambia Government International Bond
8.97%, 07/30/27[d]	200	201,476

		201,476

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $134,673,792)		130,309,678

SCHEDULE OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 0.50%

CALIFORNIA — 0.15%
Bay Area Toll Authority RB BAB
Series F-2
6.26%, 04/01/49	$110	$152,218
Series S-1
7.04%, 04/01/50[c]	50	74,014
Series S-3
6.91%, 10/01/50	100	147,831
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	50	71,587
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	72,734
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
6.60%, 07/01/50	50	73,308
Series D
6.57%, 07/01/45	100	141,878
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	175	212,586
Series RY
6.76%, 07/01/34	100	131,689
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H
6.55%, 05/15/48	50	66,582
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	60	78,448
State of California Department of Water Resources Power Supply Revenue RB
Series P
2.00%, 05/01/22	80	76,945

Security	Principal (000s)	Value
State of California GO
2.37%, 04/01/22	$100	$97,249
3.50%, 04/01/28	65	64,507
4.60%, 04/01/38 (Call 04/01/28)	125	130,670
State of California GO BAB
7.30%, 10/01/39	400	571,636
7.50%, 04/01/34	100	140,860
7.55%, 04/01/39	355	530,097
7.60%, 11/01/40	100	152,147
7.63%, 03/01/40	35	52,236
University of California RB
Series AQ
4.77%, 05/15/15	100	101,734
Series AX
3.06%, 07/01/25 (Call 04/01/25)	50	48,843
University of California RB BAB
5.77%, 05/15/43	100	125,245

		3,315,044
CONNECTICUT — 0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	90	104,835
State of Connecticut GO BAB
Series D
5.09%, 10/01/30	50	52,925

		157,760
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	150	150,286

		150,286
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	100	123,403
Project M, Series 2010-A
6.66%, 04/01/57	100	122,752
Project P, Series 2010-A
7.06%, 04/01/57	25	29,511

		275,666

118	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
ILLINOIS — 0.05%
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	$180	$223,880
State of Illinois GO
4.95%, 06/01/23[c]	50	51,030
5.10%, 06/01/33[c]	750	697,732
State of Illinois GO BAB
Series 5
7.35%, 07/01/35	50	53,774

		1,026,416
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	145	175,166

		175,166
MISSOURI — 0.01%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
3.65%, 08/15/57 (Call 02/15/57)	200	185,460

		185,460
NEW JERSEY — 0.04%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	50	60,265
Series B
0.00%, 02/15/22 (AGM)[h]	100	87,043
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	135	191,551
Series F
7.41%, 01/01/40	305	446,014
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	50	55,036

		839,909

Security	Principal (000s)	Value
NEW YORK — 0.09%
City of New York NY GO BAB
Series A-2
5.21%, 10/01/31	$135	$152,862
Metropolitan Transportation Authority RB BAB
Series 2010-A
6.67%, 11/15/39	150	200,022
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	100	120,246
Series C-2
5.77%, 08/01/36	40	47,206
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	122,289
5.72%, 06/15/42	250	317,010
5.88%, 06/15/44	115	148,884
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	50	59,051
Series D
5.60%, 03/15/40	40	47,856
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	125	145,105
5.65%, 11/01/40 (GOI)	25	30,848
Series 174
4.46%, 10/01/62	400	429,068
Series 181
4.96%, 08/01/46	100	115,905

		1,936,352
OHIO — 0.01%
Ohio State University (The) RB BAB
Series C
4.91%, 06/01/40	75	85,018
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
Series B-2
4.88%, 12/01/34	50	54,370

		139,388

SCHEDULE OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
OREGON — 0.02%
Oregon School Boards Association GOL
Series B
5.68%, 06/30/28 (NPFGC)	$100	$113,216
State of Oregon GO
5.89%, 06/01/27	340	394,737

		507,953
TENNESSEE — 0.01%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB
Series 2016B
4.05%, 07/01/26 (Call 04/01/26)	250	255,347

		255,347
TEXAS — 0.06%
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.81%, 02/01/41	200	250,252
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	64,613
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	50	61,020
North Texas Tollway Authority RB BAB
Series B
6.72%, 01/01/49	200	284,762
Permanent University Fund - Texas A&M University System RB
Series B
3.66%, 07/01/47 (Call 07/01/27)	100	95,442
Permanent University Fund – University of Texas System RB
Series A
3.38%, 07/01/47 (Call 01/01/47)	120	111,130
State of Texas GO BAB
5.52%, 04/01/39	100	123,212
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	265	301,392

		1,291,823

Security	Principal (000s)	Value
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	$30	$36,353
State of Washington GO BAB
Series F
5.14%, 08/01/40	100	118,417

		154,770
WISCONSIN — 0.01%
State of Wisconsin RB
Series A
5.70%, 05/01/26 (AGM)	20	22,147
Series C
3.15%, 05/01/27	250	240,490

		262,637

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $11,023,065)		10,673,977

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.60%

MORTGAGE-BACKED SECURITIES — 23.54%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	57	55,386
2.50%, 12/01/31	549	534,196
2.50%, 02/01/32	1,019	991,446
2.50%, 05/01/33[n]	13,155	12,780,905
2.50%, 05/01/48[n]	750	697,383
3.00%, 05/01/29	52	51,633
3.00%, 05/01/30	120	119,318
3.00%, 06/01/30	61	61,034
3.00%, 07/01/30	133	132,394
3.00%, 12/01/30	1,484	1,477,051
3.00%, 02/01/31	46	45,327
3.00%, 05/01/31	50	49,466
3.00%, 06/01/31	33	32,796
3.00%, 05/01/33[n]	11,649	11,550,712
3.00%, 08/01/46	392	378,563
3.00%, 09/01/46	867	837,053
3.00%, 10/01/46	2,584	2,496,275
3.00%, 11/01/46	2,851	2,751,334
3.00%, 12/01/46	3,364	3,251,199
3.00%, 01/01/47	534	515,805
3.00%, 05/01/47	905	874,995

120	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
3.00%, 08/01/47	$369	$355,666
3.00%, 05/01/48[n]	12,816	12,355,425
3.50%, 05/01/32	156	158,697
3.50%, 09/01/32	139	141,031
3.50%, 05/01/33[n]	4,273	4,323,742
3.50%, 04/01/43	45	45,443
3.50%, 01/01/44	142	142,578
3.50%, 09/01/44	38	37,919
3.50%, 12/01/45	295	293,936
3.50%, 01/01/46	31	30,714
3.50%, 03/01/46	213	212,478
3.50%, 05/01/46	273	271,865
3.50%, 07/01/46	401	398,611
3.50%, 08/01/46	430	427,613
3.50%, 09/01/46	209	208,333
3.50%, 11/01/46	118	116,763
3.50%, 12/01/46	3,441	3,424,433
3.50%, 02/01/47	1,514	1,506,131
3.50%, 03/01/47	293	290,661
3.50%, 04/01/47	310	307,871
3.50%, 05/01/47	293	291,720
3.50%, 07/01/47	1,185	1,178,320
3.50%, 08/01/47	24	23,546
3.50%, 09/01/47	5,085	5,055,514
3.50%, 01/01/48	1,559	1,559,431
3.50%, 02/01/48	4,038	4,005,198
3.50%, 03/01/48	885	879,181
3.50%, 05/01/48[n]	12,235	12,150,884
4.00%, 05/01/33	509	524,665
4.00%, 05/01/33[n]	106	108,733
4.00%, 07/01/44	74	76,003
4.00%, 06/01/45	25	25,017
4.00%, 08/01/45	218	222,866
4.00%, 01/01/46	376	383,684
4.00%, 03/01/46	21	21,223
4.00%, 05/01/46	40	41,137
4.00%, 11/01/46	1,156	1,179,619
4.00%, 02/01/47	466	475,252
4.00%, 03/01/47	396	403,476
4.00%, 09/01/47	2,103	2,145,002
4.00%, 10/01/47	262	266,879
4.00%, 11/01/47	1,417	1,444,034
4.00%, 12/01/47	805	820,347

Security	Principal (000s)	Value
4.00%, 01/01/48	$1,442	$1,470,647
4.00%, 03/01/48	1,028	1,048,269
4.00%, 05/01/48	775	790,425
4.00%, 05/01/48[n]	6,154	6,269,430
4.50%, 05/01/33[n]	175	176,066
4.50%, 05/01/42	224	235,218
4.50%, 01/01/45	164	172,083
4.50%, 04/01/46	37	38,171
4.50%, 05/01/46	29	29,538
4.50%, 07/01/46	15	15,554
4.50%, 09/01/46	173	182,592
4.50%, 03/01/47	38	40,033
4.50%, 05/01/47	929	968,786
4.50%, 06/01/47	315	330,181
4.50%, 08/01/47	363	378,324
4.50%, 11/01/47	548	571,041
4.50%, 05/01/48	2,398	2,503,050
4.50%, 05/01/48[n]	3,925	4,086,906
5.00%, 09/01/47	84	89,494
5.00%, 03/01/48	462	490,211
5.00%, 04/01/48	2,821	2,998,060
5.00%, 05/01/48	480	510,715
5.00%, 05/01/48[n]	691	732,028
5.50%, 05/01/48[n]	1,225	1,323,000
Federal National Mortgage Association
2.50%, 12/01/29	221	216,872
2.50%, 03/01/30	286	280,059
2.50%, 07/01/30	275	268,571
2.50%, 08/01/30	78	76,359
2.50%, 12/01/30	99	96,358
2.50%, 01/01/31	81	79,167
2.50%, 09/01/31	839	817,097
2.50%, 10/01/31	4,392	4,292,081
2.50%, 12/01/31	621	605,066
2.50%, 02/01/32	950	925,407
2.50%, 04/01/32	897	873,053
2.50%, 05/01/33[n]	4,789	4,657,302
2.50%, 05/01/48[n]	855	796,753
3.00%, 10/01/27	155	155,293
3.00%, 04/01/30	207	206,127
3.00%, 07/01/30	176	174,941
3.00%, 08/01/30	647	643,722

SCHEDULE OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
3.00%, 09/01/30	$1,146	$1,140,440
3.00%, 10/01/30	460	458,262
3.00%, 11/01/30	114	113,241
3.00%, 12/01/30	255	252,973
3.00%, 03/01/31	48	47,648
3.00%, 09/01/31	34	34,019
3.00%, 10/01/31	130	129,606
3.00%, 01/01/32	333	331,434
3.00%, 02/01/32	78	77,412
3.00%, 03/01/32	117	116,020
3.00%, 11/01/32	544	540,250
3.00%, 01/01/33	974	966,341
3.00%, 05/01/33[n]	11,891	11,794,386
3.00%, 01/01/37	654	644,388
3.00%, 12/01/42	718	700,139
3.00%, 05/01/45	932	906,849
3.00%, 11/01/45	109	105,133
3.00%, 08/01/46	908	877,006
3.00%, 10/01/46	106	102,225
3.00%, 11/01/46	300	289,662
3.00%, 12/01/46	5,953	5,748,480
3.00%, 01/01/47	4,308	4,161,906
3.00%, 02/01/47	8,762	8,462,044
3.00%, 03/01/47	1,656	1,599,451
3.00%, 05/01/47	136	131,568
3.00%, 12/01/47	892	863,293
3.00%, 05/01/48[n]	15,035	14,501,727
3.50%, 01/01/27	13	13,356
3.50%, 12/01/29	33	33,521
3.50%, 07/01/30	596	603,910
3.50%, 10/01/30	68	68,964
3.50%, 03/01/31	445	451,276
3.50%, 06/01/31	385	391,836
3.50%, 01/01/32	180	183,100
3.50%, 05/01/32	312	316,882
3.50%, 06/01/32	290	295,067
3.50%, 07/01/32	170	172,398
3.50%, 08/01/32	130	131,897
3.50%, 10/01/32	394	399,765
3.50%, 11/01/32	247	250,442
3.50%, 05/01/33[n]	3,976	4,022,594
3.50%, 10/01/44	1,673	1,673,429
3.50%, 02/01/45	969	969,180

Security	Principal (000s)	Value
3.50%, 03/01/45	$293	$291,105
3.50%, 05/01/45	149	148,775
3.50%, 07/01/45	362	360,760
3.50%, 10/01/45	460	460,212
3.50%, 11/01/45	386	384,657
3.50%, 12/01/45	4,684	4,664,768
3.50%, 02/01/46	1,089	1,084,010
3.50%, 03/01/46	2,716	2,701,353
3.50%, 04/01/46	83	83,027
3.50%, 05/01/46	132	131,224
3.50%, 06/01/46	314	312,426
3.50%, 07/01/46	249	247,449
3.50%, 08/01/46	483	480,250
3.50%, 09/01/46	801	797,437
3.50%, 10/01/46	438	437,695
3.50%, 11/01/46	236	235,260
3.50%, 12/01/46	3,554	3,535,350
3.50%, 01/01/47	2,092	2,088,740
3.50%, 04/01/47	1,633	1,624,714
3.50%, 05/01/47	405	402,983
3.50%, 06/01/47	1,605	1,596,553
3.50%, 07/01/47	1,661	1,658,296
3.50%, 08/01/47	1,372	1,364,394
3.50%, 09/01/47	2,773	2,754,204
3.50%, 10/01/47	2,061	2,060,129
3.50%, 11/01/47	5,069	5,041,420
3.50%, 12/01/47	1,573	1,562,049
3.50%, 01/01/48	1,886	1,885,839
3.50%, 02/01/48	19,836	19,730,125
3.50%, 05/01/48[n]	9,923	9,851,678
4.00%, 05/01/33	1,675	1,729,340
4.00%, 05/01/33[n]	1,769	1,813,225
4.00%, 06/01/42	5,017	5,155,362
4.00%, 10/01/44	28	28,197
4.00%, 12/01/44	244	250,303
4.00%, 02/01/45	552	566,900
4.00%, 05/01/45	309	317,161
4.00%, 09/01/45	169	172,962
4.00%, 01/01/46	201	204,719
4.00%, 04/01/46	71	71,931
4.00%, 07/01/46	607	618,753
4.00%, 08/01/46	53	54,635
4.00%, 03/01/47	44	44,516

122	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
4.00%, 04/01/47	$2,138	$2,184,943
4.00%, 05/01/47	703	720,420
4.00%, 06/01/47	865	886,926
4.00%, 07/01/47	1,685	1,717,594
4.00%, 08/01/47	1,597	1,632,083
4.00%, 09/01/47	1,038	1,059,695
4.00%, 10/01/47	3,134	3,195,426
4.00%, 11/01/47	2,799	2,856,172
4.00%, 12/01/47	1,439	1,474,728
4.00%, 01/01/48	2,932	2,990,248
4.00%, 04/01/48	2,047	2,089,531
4.00%, 05/01/48[n]	9,740	9,919,072
4.50%, 05/01/33[n]	785	789,784
4.50%, 06/01/41	34	35,978
4.50%, 01/01/42	31	32,783
4.50%, 09/01/42	136	142,780
4.50%, 08/01/43	332	347,378
4.50%, 04/01/44	490	512,934
4.50%, 02/01/45	158	167,003
4.50%, 08/01/45	194	205,036
4.50%, 12/01/45	176	185,276
4.50%, 02/01/46	468	491,953
4.50%, 08/01/46	27	27,853
4.50%, 10/01/46	75	77,645
4.50%, 01/01/47	45	47,291
4.50%, 06/01/47	427	447,562
4.50%, 12/01/47	366	382,130
4.50%, 01/01/48	4,903	5,125,853
4.50%, 02/01/48	2,359	2,471,359
4.50%, 04/01/48	120	125,931
4.50%, 05/01/48	1,277	1,333,104
4.50%, 05/01/48[n]	1,812	1,887,311
5.00%, 05/01/33[n]	293	297,212
5.00%, 06/01/39	22	23,360
5.00%, 02/01/41	91	97,285
5.00%, 04/01/41	1,000	1,076,428
5.00%, 10/01/41	41	43,771
5.00%, 01/01/42	127	135,922
5.00%, 05/01/42	96	102,346
5.00%, 06/01/47	389	414,757
5.00%, 09/01/47	566	601,489
5.00%, 10/01/47	475	505,181
5.00%, 03/01/48	2,421	2,582,411

Security	Principal (000s)	Value
5.00%, 04/01/48	$4,114	$4,382,047
5.00%, 05/01/48[n]	1,928	2,046,692
5.50%, 05/01/48[n]	3,455	3,722,762
Series 2014-M02, Class ASV2
2.78%, 06/25/21[a]	343	340,962
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	10	9,867
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2
2.87%, 12/25/21	1,250	1,241,290
Series K020, Class A2
2.37%, 05/25/22	50	48,644
Series K028, Class A2
3.11%, 02/25/23	2,700	2,692,865
Series K034, Class A2
3.53%, 07/25/23[a]	1,000	1,015,018
Series K036, Class A2
3.53%, 10/25/23[a]	750	761,114
Government National Mortgage Association
2.50%, 05/20/45	197	187,158
2.50%, 05/01/48[n]	925	873,836
3.00%, 03/15/43	27	26,015
3.00%, 11/20/43	60	58,649
3.00%, 12/20/43	76	74,580
3.00%, 05/20/45	1,358	1,329,336
3.00%, 06/20/45	361	353,214
3.00%, 10/20/45	968	947,174
3.00%, 11/20/45	100	97,744
3.00%, 12/20/45	203	198,833
3.00%, 02/20/46	3,329	3,259,149
3.00%, 05/20/46	2,846	2,780,530
3.00%, 06/20/46	3,256	3,181,964
3.00%, 07/20/46	4,738	4,629,372
3.00%, 09/20/46	3,776	3,690,039
3.00%, 12/20/46	1,556	1,520,809
3.00%, 02/20/47	1,078	1,053,578
3.00%, 07/20/47	2,094	2,042,423
3.00%, 05/01/48[n]	24,638	24,006,651
3.50%, 04/20/45	971	975,407
3.50%, 05/20/45	702	705,360
3.50%, 09/20/45	1,409	1,415,070

SCHEDULE OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
3.50%, 10/20/45	$255	$256,186
3.50%, 03/20/46	4,946	4,963,925
3.50%, 06/20/46	7,269	7,294,838
3.50%, 10/20/46	708	710,622
3.50%, 12/20/46	1,909	1,915,382
3.50%, 01/20/47	562	563,804
3.50%, 02/20/47	3,959	3,973,449
3.50%, 03/20/47	1,504	1,507,165
3.50%, 04/20/47	570	571,041
3.50%, 08/20/47	1,243	1,245,792
3.50%, 10/20/47	6,222	6,235,213
3.50%, 11/20/47	69	68,889
3.50%, 12/15/47	2,250	2,259,615
3.50%, 12/20/47	939	942,811
3.50%, 01/20/48	2,654	2,659,018
3.50%, 05/01/48[n]	18,976	18,996,755
4.00%, 09/20/45	567	583,484
4.00%, 10/20/45	24	24,363
4.00%, 01/20/46	91	93,798
4.00%, 03/20/46	1,167	1,199,990
4.00%, 07/20/46	108	111,135
4.00%, 09/20/46	26	27,193
4.00%, 11/20/46	293	300,779
4.00%, 12/15/46	192	197,228
4.00%, 11/20/47	1,212	1,241,021
4.00%, 03/20/48	6,317	6,467,192
4.00%, 04/20/48	600	614,541
4.00%, 05/01/48[n]	24,701	25,260,632
4.50%, 04/15/40	37	38,338
4.50%, 11/20/45	209	218,707
4.50%, 08/20/46	208	218,923
4.50%, 09/20/46	33	35,246
4.50%, 10/20/46	188	197,749
4.50%, 11/20/46	93	97,983
4.50%, 10/20/47	234	243,281
4.50%, 12/20/47	1,614	1,676,357
4.50%, 01/20/48	1,701	1,766,663
4.50%, 04/20/48	4,165	4,324,873
4.50%, 05/01/48[n]	1,337	1,387,137
5.00%, 07/20/46	50	53,178
5.00%, 09/20/47	86	89,839
5.00%, 03/20/48	899	938,373
5.00%, 04/20/48	460	478,626

Security	Principal (000s)	Value
5.00%, 05/01/48[n]	$693	$728,083
5.50%, 04/20/48	137	145,191

		506,744,872
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.39%
Federal Farm Credit Banks
1.68%, 10/13/20	250	244,053
Federal Home Loan Banks
0.88%, 08/05/19	250	245,263
1.00%, 09/26/19	200	196,084
1.13%, 07/14/21	700	666,764
1.38%, 03/18/19	100	99,211
1.38%, 05/28/19	200	197,998
1.38%, 09/13/19	150	147,837
1.38%, 11/15/19	200	196,796
1.38%, 02/18/21	1,600	1,545,504
1.50%, 10/21/19	1,250	1,232,850
1.63%, 06/14/19	150	148,778
1.75%, 06/12/20	225	221,000
1.88%, 03/13/20	150	148,145
1.88%, 11/29/21	450	436,972
2.00%, 09/13/19	250	248,508
2.00%, 09/09/22	250	241,520
2.50%, 12/08/23	550	537,218
2.75%, 12/13/24	1,140	1,120,221
2.88%, 09/11/20	500	502,405
2.88%, 09/13/24	250	247,700
5.50%, 07/15/36	25	32,543
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29[h]	200	133,694
0.88%, 10/12/18	750	746,085
1.25%, 08/01/19	300	295,767
1.38%, 05/01/20	3,290	3,215,613
1.75%, 05/30/19	200	198,752
2.38%, 01/13/22	1,625	1,601,047
3.75%, 03/27/19	200	202,618
6.25%, 07/15/32	700	930,426
6.75%, 09/15/29	1,500	1,991,880
Federal National Mortgage Association
1.13%, 12/14/18	450	447,120
1.25%, 05/06/21	300	287,865
1.25%, 08/17/21	350	333,722
1.38%, 02/26/21	450	434,362

124	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
1.50%, 06/22/20	$1,430	$1,398,268
1.63%, 01/21/20	193	190,217
1.75%, 09/12/19	2,200	2,179,936
1.88%, 09/18/18	450	449,797
1.88%, 04/05/22	500	483,305
2.00%, 01/05/22	850	826,633
2.13%, 04/24/26	2,300	2,142,450
2.38%, 01/19/23	850	832,107
2.63%, 09/06/24	1,055	1,032,739
6.25%, 05/15/29	650	828,847
6.63%, 11/15/30	140	187,452

		30,028,072
U.S. GOVERNMENT OBLIGATIONS — 31.67%
U.S. Treasury Note/Bond
0.75%, 07/15/19	4,000	3,924,613
0.88%, 04/15/19	500	493,550
0.88%, 05/15/19	5,500	5,420,419
0.88%, 07/31/19	4,400	4,319,924
1.00%, 11/15/19	4,200	4,110,148
1.00%, 11/30/19	13,000	12,712,317
1.13%, 01/15/19	1,000	992,685
1.13%, 05/31/19	3,000	2,961,914
1.13%, 03/31/20	2,500	2,436,766
1.13%, 04/30/20	500	486,650
1.13%, 02/28/21	1,000	959,493
1.13%, 07/31/21	2,500	2,380,358
1.13%, 08/31/21	3,650	3,469,813
1.13%, 09/30/21	2,000	1,898,321
1.25%, 01/31/20	9,250	9,060,391
1.25%, 02/29/20	5,200	5,086,218
1.25%, 03/31/21	4,600	4,423,278
1.25%, 10/31/21	1,400	1,332,981
1.38%, 12/31/18	7,700	7,660,245
1.38%, 12/15/19	8,000	7,865,565
1.38%, 01/15/20	4,800	4,714,399
1.38%, 02/29/20	7,000	6,863,243
1.38%, 03/31/20	2,000	1,958,825
1.38%, 04/30/20	5,000	4,891,119
1.38%, 05/31/20	1,700	1,660,794
1.38%, 08/31/20	2,000	1,947,001
1.38%, 04/30/21	8,750	8,433,449
1.38%, 06/30/23	1,750	1,629,745
1.38%, 09/30/23	4,900	4,544,072

Security	Principal (000s)	Value
1.50%, 12/31/18[c]	$8,000	$7,965,965
1.50%, 02/28/19	5,000	4,969,827
1.50%, 05/31/19	3,700	3,668,317
1.50%, 10/31/19	7,950	7,842,633
1.50%, 11/30/19	5,500	5,420,966
1.50%, 05/15/20	3,000	2,940,106
1.50%, 05/31/20	6,200	6,072,329
1.50%, 06/15/20	2,250	2,202,902
1.50%, 08/15/20	1,400	1,367,887
1.50%, 01/31/22	4,900	4,688,675
1.50%, 02/28/23	4,000	3,768,451
1.50%, 03/31/23	2,250	2,117,014
1.50%, 08/15/26	700	626,590
1.63%, 04/30/19	1,950	1,937,572
1.63%, 06/30/19	5,000	4,959,730
1.63%, 07/31/19	11,150	11,049,789
1.63%, 12/31/19	12,600	12,433,186
1.63%, 06/30/20	8,500	8,340,252
1.63%, 07/31/20	3,500	3,430,764
1.63%, 11/30/20	7,550	7,369,155
1.63%, 04/30/23	1,600	1,512,810
1.63%, 05/31/23	2,500	2,360,924
1.63%, 02/15/26	6,550	5,960,706
1.63%, 05/15/26	6,300	5,714,853
1.75%, 09/30/19	1,200	1,189,048
1.75%, 12/31/20	3,900	3,815,588
1.75%, 11/30/21	11,950	11,563,928
1.75%, 02/28/22	7,900	7,623,694
1.75%, 03/31/22	1,000	963,915
1.75%, 04/30/22	1,300	1,251,793
1.75%, 05/31/22	500	481,057
1.75%, 09/30/22	9,700	9,294,625
1.75%, 01/31/23	2,600	2,481,440
1.88%, 12/31/19	3,000	2,972,584
1.88%, 06/30/20	1,400	1,380,790
1.88%, 11/30/21	2,000	1,944,753
1.88%, 01/31/22	2,200	2,134,428
1.88%, 02/28/22	3,000	2,908,452
1.88%, 05/31/22	6,600	6,383,095
1.88%, 07/31/22	3,200	3,088,263
1.88%, 08/31/22	7,368	7,105,064
1.88%, 09/30/22	28,000	26,976,250
1.88%, 10/31/22	3,000	2,887,697

SCHEDULE OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal (000s)	Value
2.00%, 11/30/20	$12,000	$11,824,310
2.00%, 01/15/21	500	492,228
2.00%, 02/28/21	1,350	1,327,318
2.00%, 08/31/21	3,105	3,036,827
2.00%, 12/31/21	4,000	3,901,703
2.00%, 10/31/22	1,200	1,161,261
2.00%, 11/30/22	6,500	6,286,744
2.00%, 02/15/23	6,000	5,791,058
2.00%, 05/31/24	1,250	1,189,886
2.00%, 06/30/24	4,000	3,803,896
2.00%, 02/15/25	7,811	7,381,380
2.00%, 08/15/25	11,700	11,002,438
2.00%, 11/15/26	7,750	7,205,979
2.13%, 08/31/20	4,900	4,852,531
2.13%, 01/31/21	4,050	3,997,870
2.13%, 06/30/21	7,833	7,706,326
2.13%, 08/15/21	7,450	7,319,772
2.13%, 09/30/21	7,500	7,361,704
2.13%, 12/31/21	5,500	5,389,268
2.13%, 06/30/22	5,950	5,807,698
2.13%, 12/31/22	9,000	8,744,705
2.13%, 11/30/23	2,000	1,927,197
2.13%, 02/29/24	2,000	1,922,401
2.13%, 03/31/24	300	288,138
2.13%, 11/30/24	5,000	4,772,210
2.13%, 05/15/25	1,900	1,806,027
2.25%, 03/31/21	3,200	3,166,360
2.25%, 04/30/21	5,500	5,438,724
2.25%, 07/31/21	1,000	986,941
2.25%, 12/31/23	2,000	1,938,352
2.25%, 01/31/24	5,100	4,939,978
2.25%, 11/15/24	2,840	2,732,476
2.25%, 12/31/24	750	720,921
2.25%, 11/15/25	5,350	5,109,008
2.25%, 02/15/27	7,050	6,677,352
2.25%, 08/15/27	5,500	5,194,243
2.25%, 11/15/27	7,500	7,072,265
2.25%, 08/15/46	4,000	3,363,323
2.38%, 12/31/20	1,550	1,541,170
2.38%, 01/31/23	6,500	6,383,248
2.38%, 08/15/24	2,200	2,136,844
2.38%, 05/15/27	3,000	2,867,537
2.50%, 08/15/23	2,950	2,904,655

Security	Principal (000s)	Value
2.50%, 05/15/24	$6,050	$5,928,281
2.50%, 02/15/45	100	89,202
2.50%, 02/15/46	3,920	3,484,188
2.50%, 05/15/46	4,663	4,142,583
2.63%, 11/15/20	9,650	9,659,233
2.75%, 08/15/42	4,250	4,016,389
2.75%, 11/15/42	7,000	6,609,642
2.75%, 08/15/47	2,400	2,239,674
2.75%, 11/15/47[c]	4,500	4,198,660
2.88%, 05/15/43	600	578,527
2.88%, 08/15/45	5,400	5,182,384
2.88%, 11/15/46	8,050	7,710,897
3.00%, 05/15/42	3,500	3,461,487
3.00%, 11/15/44	1,660	1,633,233
3.00%, 05/15/45	700	688,367
3.00%, 11/15/45	4,300	4,226,727
3.00%, 02/15/47	3,050	2,994,758
3.00%, 05/15/47	3,100	3,042,833
3.00%, 02/15/48	2,000	1,962,813
3.13%, 05/15/21	4,800	4,866,384
3.13%, 11/15/41	6,010	6,074,342
3.13%, 02/15/42	1,500	1,515,952
3.13%, 02/15/43	500	504,152
3.13%, 08/15/44	580	583,927
3.38%, 05/15/44	1,120	1,177,687
3.50%, 05/15/20	11,738	11,965,140
3.50%, 02/15/39	1,750	1,882,217
3.63%, 02/15/44	700	767,057
3.75%, 08/15/41	2,900	3,233,189
3.75%, 11/15/43	3,000	3,352,497
3.88%, 08/15/40	1,700	1,928,192
4.25%, 05/15/39	1,425	1,697,647
4.25%, 11/15/40	2,500	2,988,939
4.38%, 02/15/38	1,000	1,204,775
4.38%, 11/15/39	1,000	1,212,906
4.38%, 05/15/40	2,150	2,610,628
4.38%, 05/15/41	3,800	4,630,097
4.50%, 02/15/36	3,400	4,116,172
4.50%, 05/15/38	1,800	2,206,029
4.63%, 02/15/40	800	1,002,803
4.75%, 02/15/41	2,050	2,621,586
5.00%, 05/15/37	2,000	2,583,526
5.38%, 02/15/31	3,450	4,335,873

126	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
5.50%, 08/15/28	$2,000	$2,453,176
6.00%, 02/15/26	1,700	2,066,972
6.38%, 08/15/27	1,000	1,280,138
6.50%, 11/15/26	1,000	1,270,476
6.63%, 02/15/27	2,000	2,576,025
7.25%, 08/15/22	500	591,635
7.63%, 11/15/22	1,000	1,208,301
8.00%, 11/15/21	400	471,396
8.13%, 05/15/21	600	695,743
8.50%, 02/15/20	1,972	2,180,456
8.75%, 05/15/20	2,500	2,813,015

		681,799,363

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,244,220,268)		1,218,572,307

SHORT-TERM INVESTMENTS — 10.88%

MONEY MARKET FUNDS — 10.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[i,o]	211,248	211,268,802
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[i,o,p]	22,938	22,938,429

		234,207,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $234,209,266)		234,207,231

TOTAL INVESTMENTS IN SECURITIES — 109.79%
(Cost: $2,418,213,256)		2,363,823,749
Other Assets, Less Liabilities — (9.79)%		(210,788,446)

NET ASSETS — 100.00%		$2,153,035,303

BAB — Build America Bond

CMT — Constant Maturity Treasury

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[f]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[g]	Security is perpetual in nature with no stated maturity date.
[h]	Zero-coupon bond.
[i]	Affiliate of the Fund.
[j]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[k]	Issuer is in default of interest payments.
[l]	Non-income producing security.
[m]	Investments are denominated in U.S. dollars.
[n]	To-be-announced (TBA). See Note 1.
[o]	Annualized 7-day yield as of period end.
[p]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	172,184	39,064	[b]	—	211,248	$211,268,802	$2,479,227		$(35,428)	$(5,899)
BlackRock Cash Funds: Treasury,
SL Agency Shares	10,526	12,412	[b]	—	22,938	22,938,429	79,116	[c]	—	—
PNC Bank N.A.
2.15%, 04/29/21	$—	$350		$—	$350	339,451	2,291		—	(4,995)
2.20%, 01/28/19	500	—		(500)	—	—	2,072		(2,480)	1,423
2.45%, 11/05/20	300	—		—	300	294,930	3,621		—	(7,431)
2.63%, 02/17/22	—	250		—	250	242,980	640		—	(1,453)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	—		—	25	24,318	357		—	(1,010)
3.15%, 05/19/27	—	60		—	60	56,948	475		—	(1,983)
3.90%, 04/29/24	50	—		—	50	50,079	797		—	(2,319)
5.13%, 02/08/20	—	19		—	19	19,703	108		—	(41)

						$235,235,640	$2,568,704		$(37,908)	$(23,708)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-backed securities	$—	$5,054,448	$—	$5,054,448
Collateralized mortgage obligations	—	27,878,847	—	27,878,847
Corporate bonds & notes	—	737,127,261	—	737,127,261
Foreign government obligations	—	130,309,678	—	130,309,678
Municipal debt obligations	—	10,673,977	—	10,673,977
U.S. government & agency obligations	—	1,218,572,307	—	1,218,572,307
Money market funds	234,207,231	—	—	234,207,231

Total	$234,207,231	$2,129,616,518	$—	$2,363,823,749

See notes to financial statements.

128	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$2,182,959,509
Affiliated (Note 2)	235,253,747

Total cost of investments in securities	$2,418,213,256

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,128,588,109
Affiliated (Note 2)	235,235,640
Cash	44,528
Receivables:
Investment securities sold	46,819,258
Due from custodian (Note 4)	13,691
Dividends and interest	15,810,970
Capital shares sold	12,537,905

Total Assets	2,439,050,101

LIABILITIES
Payables:
Investment securities purchased	263,090,805
Collateral for securities on loan (Note 1)	22,838,429
Investment advisory fees (Note 2)	85,564

Total Liabilities	286,014,798

NET ASSETS	$2,153,035,303

Net assets consist of:
Paid-in capital	$2,212,378,461
Undistributed net investment income	4,026,844
Accumulated net realized loss	(8,980,495)
Net unrealized depreciation	(54,389,507)

NET ASSETS	$2,153,035,303

Shares outstanding[b]	43,600,000

Net asset value per share	$49.38

[a]	Securities on loan with a value of $22,147,345. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	129

Statement of Operations (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$2,479,890
Interest — unaffiliated	25,093,526
Interest — affiliated (Note 2)	10,361
Securities lending income — affiliated — net (Note 2)	78,453

Total investment income	27,662,230

EXPENSES
Investment advisory fees (Note 2)	598,206
Proxy fees	99

Total expenses	598,305
Less investment advisory fees waived (Note 2)	(141,172)

Net expenses	457,133

Net investment income	27,205,097

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,230,308)
Investments — affiliated (Note 2)	(37,908)
In-kind redemptions — unaffiliated	(98,446)

Net realized loss	(8,366,662)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(58,210,406)
Investments — affiliated (Note 2)	(23,708)

Net change in unrealized appreciation/depreciation	(58,234,114)

Net realized and unrealized loss	(66,600,776)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,395,679)

See notes to financial statements.

130	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® CORE TOTAL USD BOND MARKET ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,205,097	$23,808,648
Net realized loss	(8,366,662)	(620,566)
Net change in unrealized appreciation/depreciation	(58,234,114)	(720,548)

Net increase (decrease) in net assets resulting from operations	(39,395,679)	22,467,534

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,186,781)	(23,362,590)
From net realized gain	—	(1,112,233)

Total distributions to shareholders	(24,186,781)	(24,474,823)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	438,634,731	1,197,562,316
Cost of shares redeemed	(4,980,441)	(30,218,503)

Net increase in net assets from capital share transactions	433,654,290	1,167,343,813

INCREASE IN NET ASSETS	370,071,830	1,165,336,524

NET ASSETS
Beginning of period	1,782,963,473	617,626,949

End of period	$2,153,035,303	$1,782,963,473

Undistributed net investment income included in net assets at end of period	$4,026,844	$1,008,528

SHARES ISSUED AND REDEEMED
Shares sold	8,700,000	23,600,000
Shares redeemed	(100,000)	(600,000)

Net increase in shares outstanding	8,600,000	23,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	131

Financial Highlights

iSHARES® CORE TOTAL USD BOND MARKET ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016[b]	Year ended Oct. 31, 2015[b]	Period from Jun. 10, 2014[a] to Oct. 31, 2014[b]
Net asset value, beginning of period	$50.94	$51.47	$50.17	$50.49	$49.92

Income from investment operations:
Net investment income[c]	0.68	1.30	1.20	1.01	0.35
Net realized and unrealized gain (loss)[d]	(1.63)	(0.45)	1.27	(0.11)	0.49

Total from investment operations	(0.95)	0.85	2.47	0.90	0.84

Less distributions from:
Net investment income	(0.61)	(1.30)	(1.17)	(1.18)	(0.27)
Net realized gain	—	(0.08)	—	(0.02)	—
Return of capital	—	—	—	(0.02)	—

Total distributions	(0.61)	(1.38)	(1.17)	(1.22)	(0.27)

Net asset value, end of period	$49.38	$50.94	$51.47	$50.17	$50.49

Total return	(1.88)%[e]	1.70%	4.97%	1.79%	1.69%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,153,035	$1,782,963	$617,627	$431,463	$25,243
Ratio of expenses to average net assets[f]	0.05%	0.06%	0.11%	0.04%	0.04%
Ratio of expenses to average net assets prior to waived fees[f]	0.06%	0.08%	0.12%	0.15%	0.15%
Ratio of net investment income to average net assets[f]	2.73%	2.56%	2.36%	2.01%	1.76%
Portfolio turnover rate[g,h]	163%[e]	264%	234%	454%	191%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

132	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core Total USD Bond Market	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

134	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Barclays Capital Inc.	$7,167,562	$7,167,562	$—
BMO Capital Markets	270,247	270,247	—
BNP Paribas New York Branch	422,316	422,316	—
BNP Paribas Prime Brokerage International Ltd.	57,570	57,570	—
Citigroup Global Markets Inc.	3,935,080	3,935,080	—
Credit Suisse Securities (USA) LLC	368,422	368,422	—
Deutsche Bank Securities Inc.	30,923	30,923	—
Goldman Sachs & Co.	1,926,343	1,926,343	—
HSBC Securities (USA) Inc.	23,815	23,815	—
Jefferies LLC	929,697	929,697	—
JPMorgan Securities LLC	2,157,398	2,157,398	—
Merrill Lynch, Pierce, Fenner & Smith	4,222,597	4,222,597	—
Nomura Securities International Inc.	598,275	598,275	—
Scotia Capital (USA) Inc.	37,100	37,100	—

	$22,147,345	$22,147,345	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

136	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $21,821.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of the Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of the Fund acquired for their own accounts. A large sale or redemption of shares of the Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of April 30, 2018, the number of affiliated accounts that individually represent more than 10% ownership of the Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Core Total USD Bond Market	3	52%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$3,319,482,174	$3,184,208,848	$75,151,239	$40,127,023

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

In-kind Purchases	In-kind Sales
$296,240,075	$3,561,185

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

138	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

140	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

As of October 31, 2017, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $590,878 available to offset future realized capital gains.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $2,418,236,242. Net unrealized depreciation was $54,412,493, of which $2,736,794 represented gross unrealized appreciation on securities and $57,149,287 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	141

Supplemental Information (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.593301	$—	$0.016656	$0.609957	97%	—%	3%	100%

142	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	143

Notes:

144	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	145

Notes:

146	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders only. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1022-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Fund Performance Overview

iSHARES® YIELD OPTIMIZED BOND ETF

Performance as of April 30, 2018

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar® U.S. Bond Market Yield-Optimized IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -1.81%, net of fees, while the total return for the Index was -1.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.28%	0.28%	0.10%	0.28%	0.28%	0.10%
Since Inception	2.37%	2.37%	2.25%	9.90%	9.89%	9.37%

The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual				Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]		Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]		Annualized Expense Ratio [a]
$1,000.00	$981.90	$0.00	[c]	$1,000.00	$1,024.80	$0.00	[c]	0.00%	[d]

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.
[c]	Rounds to less than $0.01.
[d]	Rounds to less than 0.01%.

ALLOCATION BY ASSET CLASS

As of 4/30/18

Asset Class	Percentage of Total Investments*

Mortgage-Backed Securities	30.09%
Investment Grade Bonds	29.88
Non-Investment Grade Bonds	20.09
Domestic Fixed Income	10.04
International Fixed Income	9.90

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Total Investments*

iShares MBS ETF	30.09%
iShares Intermediate Credit Bond ETF	21.82
iShares iBoxx $ High Yield Corporate Bond ETF	20.09
iShares Agency Bond ETF	10.04
iShares J.P. Morgan USD Emerging Markets Bond ETF	9.90

TOTAL	91.94%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.98%

DOMESTIC FIXED INCOME — 10.04%
iShares Agency Bond ETF[a]	36,113	$4,009,989

		4,009,989
INTERNATIONAL FIXED INCOME — 9.90%
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	35,931	3,957,440

		3,957,440
INVESTMENT GRADE BONDS — 29.88%
iShares 10+ Year Credit Bond ETF[a]	54,916	3,220,274
iShares Intermediate Credit Bond ETF[a]	81,966	8,718,724

		11,938,998
MORTGAGE-BACKED SECURITIES — 30.08%
iShares MBS ETF[a]	115,800	12,021,198

		12,021,198
NON-INVESTMENT GRADE BONDS — 20.08%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	93,645	8,025,376

		8,025,376

TOTAL INVESTMENT COMPANIES
(Cost: $41,228,605)		39,953,001

Security	Shares	Value
SHORT-TERM INVESTMENTS — 19.89%

MONEY MARKET FUNDS — 19.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,c,d]	7,946,051	$7,946,845
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,c]	1,249	1,249

		7,948,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,947,984)		7,948,094

TOTAL INVESTMENTS IN SECURITIES — 119.87%
(Cost: $49,176,589)		47,901,095
Other Assets, Less Liabilities — (19.87)%		(7,938,424)

NET ASSETS — 100.00%		$39,962,671

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,433,821	2,512,230	[b]	—	7,946,051	$7,946,845	$35,364	[c]	$(1,592)	$262
BlackRock Cash Funds: Treasury, SL Agency Shares	437	812	[b]	—	1,249	1,249	51		—	—
iShares 10+ Year Credit Bond ETF	31,131	43,699		(19,914)	54,916	3,220,274	60,561		28,989	(226,113)
iShares Agency Bond ETF	24,184	19,959		(8,030)	36,113	4,009,989	30,378		(396)	(75,585)
iShares iBoxx $ High Yield Corporate Bond ETF	62,718	51,680		(20,753)	93,645	8,025,376	170,403		43,978	(270,589)
iShares Intermediate Credit Bond ETF	57,636	48,955		(24,625)	81,966	8,718,724	94,123		4,294	(245,402)
iShares J.P. Morgan USD Emerging Markets Bond ETF	23,787	19,787		(7,643)	35,931	3,957,440	68,524		12,487	(212,154)
iShares MBS ETF	77,228	63,541		(24,969)	115,800	12,021,198	121,283		(2,712)	(300,768)

						$47,901,095	$580,687		$85,048	$(1,330,349)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$39,953,001	$—	$—	$39,953,001
Money market funds	7,948,094	—	—	7,948,094

Total	$47,901,095	$—	$—	$47,901,095

See notes to financial statements.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$49,176,589

Total cost of investments in securities	$49,176,589

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$47,901,095
Receivables:
Dividends	9,166

Total Assets	47,910,261

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	7,947,590

Total Liabilities	7,947,590

NET ASSETS	$39,962,671

Net assets consist of:
Paid-in capital	$41,213,281
Undistributed net investment income	10,964
Undistributed net realized gain	13,920
Net unrealized depreciation	(1,275,494)

NET ASSETS	$39,962,671

Shares outstanding[b]	1,650,000

Net asset value per share	$24.22

[a]	Securities on loan with a value of $7,782,246. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$545,323
Securities lending income — affiliated — net (Note 2)	35,364

Total investment income	580,687

EXPENSES
Investment advisory fees (Note 2)	46,811
Proxy fees	2

Total expenses	46,813
Less investment advisory fees waived (Note 2)	(46,811)

Net expenses	2

Net investment income	580,685

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(37,948)
In-kind redemptions — affiliated (Note 2)	122,996

Net realized gain	85,048

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	(1,330,349)

Net change in unrealized appreciation/depreciation	(1,330,349)

Net realized and unrealized loss	(1,245,301)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(664,616)

See notes to financial statements.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® YIELD OPTIMIZED BOND ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$580,685	$632,554
Net realized gain	85,048	61,342
Net change in unrealized appreciation/depreciation	(1,330,349)	6,325

Net increase (decrease) in net assets resulting from operations	(664,616)	700,221

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(572,608)	(629,667)

Total distributions to shareholders	(572,608)	(629,667)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,320,514	16,195,990
Cost of shares redeemed	(8,713,992)	(3,700,197)

Net increase in net assets from capital share transactions	13,606,522	12,495,793

INCREASE IN NET ASSETS	12,369,298	12,566,347

NET ASSETS
Beginning of period	27,593,373	15,027,026

End of period	$39,962,671	$27,593,373

Undistributed net investment income included in net assets at end of period	$10,964	$2,887

SHARES ISSUED AND REDEEMED
Shares sold	900,000	650,000
Shares redeemed	(350,000)	(150,000)

Net increase in shares outstanding	550,000	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® YIELD OPTIMIZED BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Period from Apr. 22, 2014[a] to Oct. 31, 2014
Net asset value, beginning of period	$25.08	$25.05	$24.72	$25.32	$25.00

Income from investment operations:
Net investment income[b]	0.42	0.82	0.81	0.72	0.32
Net realized and unrealized gain (loss)[c]	(0.87)	0.04	0.33	(0.55)	0.31

Total from investment operations	(0.45)	0.86	1.14	0.17	0.63

Less distributions from:
Net investment income	(0.41)	(0.83)	(0.81)	(0.72)	(0.31)
Net realized gain	—	—	—	(0.05)	—

Total distributions	(0.41)	(0.83)	(0.81)	(0.77)	(0.31)

Net asset value, end of period	$24.22	$25.08	$25.05	$24.72	$25.32

Total return	(1.81)%[d]	3.53%	4.72%	0.67%	2.55%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,963	$27,593	$15,027	$12,359	$8,864
Ratio of expenses to average net assets[e,f]	0.00%[g]	0.00%[g]	0.01%	0.01%	0.01%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.28%	0.28%	0.28%	0.28%	0.28%
Ratio of net investment income to average net assets[f]	3.47%	3.30%	3.26%	2.87%	2.41%
Portfolio turnover rate[h]	4%[d]	27%	47%	29%	47%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Rounds to less than 0.01%.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The underlying index is comprised entirely of securities of iShares funds (each, an “underlying fund,” collectively, the “underlying funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. The Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated underlying funds. The financial statements and schedule of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Citigroup Global Markets Inc.	$7,782,246	$7,782,246	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. BFA has contractually agreed to waive its investment advisory fees for the Fund through February 28, 2021.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

For the six months ended April 30, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $9,647.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018, were $1,456,244 and $1,455,787, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2018, were $22,313,024 and $8,707,168, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $49,248,696. Net unrealized depreciation was $1,347,601, of which $110 represented gross unrealized appreciation on securities and $1,347,711 represented gross unrealized depreciation on securities.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	19

Supplemental Information (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.409962	$—	$0.000015	$0.409977	100%	—%	0%[a]	100%

[a]	Rounds to less than 1%.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	21

Notes:

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1009-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF | IBCD | NYSE Arca
➢	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF | IBCE | NYSE Arca
➢	iShares iBonds Mar 2020 Term Corporate ETF | IBDC | NYSE Arca
➢	iShares iBonds Mar 2023 Term Corporate ETF | IBDD | NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2018

The iShares iBonds Mar 2020 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2019 and before April 1, 2020, as represented by the Bloomberg Barclays 2020 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -0.31%, net of fees, while the total return for the Index was -0.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.53%	0.57%	0.61%	0.53%	0.57%	0.61%
5 Years	1.50%	1.44%	1.59%	7.73%	7.40%	8.20%
Since Inception	1.53%	1.55%	1.64%	7.98%	8.07%	8.56%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$996.90	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	4.24%
Aa	12.86
A	59.60
Baa	20.64
Not Rated	0.21
Short-Term and Other Net Assets	2.45

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

America Movil SAB de CV, 5.00%, 03/30/20	1.98%
Medtronic Inc., 2.50%, 03/15/20	1.94
Cisco Systems Inc., 4.45%, 01/15/20	1.78
Alibaba Group Holding Ltd., 2.50%, 11/28/19	1.57
Oracle Corp., 2.25%, 10/08/19	1.55

TOTAL	8.82%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

Performance as of April 30, 2018

The iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.32%, net of fees, while the total return for the Index was -2.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.66)%	(0.87)%	(0.65)%	(0.66)%	(0.87)%	(0.65)%
5 Years	1.62%	1.51%	1.68%	8.35%	7.80%	8.69%
Since Inception	1.67%	1.66%	1.74%	8.73%	8.67%	9.10%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$976.80	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	2.65%
Aa	14.64
A	61.17
Baa	19.27
Not Rated	0.88
Short-Term and Other Net Assets	1.39

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

Visa Inc., 2.80%, 12/14/22	2.38%
United Technologies Corp., 3.10%, 06/01/22	2.16
General Electric Co., 2.70%, 10/09/22	2.09
Oracle Corp., 2.50%, 10/15/22	1.91
BP Capital Markets PLC, 2.50%, 11/06/22	1.79

TOTAL	10.33%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Mar 2020 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2019 and before April 1, 2020, as represented by the Bloomberg Barclays 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -0.23%, net of fees, while the total return for the Index was -0.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.82%	0.90%	0.88%	0.82%	0.90%	0.88%
Since Inception	3.07%	3.09%	3.17%	15.65%	15.78%	16.17%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$997.70	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY1 As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Net Assets

Aaa	1.95%
Aa	12.20
A	47.33
Baa	33.12
Ba	1.51
Not Rated	1.20
Short-Term and Other Net Assets	2.69

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 4/30/18

Security	Percentage of Net Assets

iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	2.78%
Apple Inc., 2.10%, 05/06/19	1.09
JPMorgan Chase & Co., 2.25%, 01/23/20	1.04
Wells Fargo & Co., 2.15%, 01/30/20	0.94
Goldman Sachs Group Inc. (The), 5.38%, 03/15/20	0.87

TOTAL	6.72%

[1]	Includes exposure to the investments of the underlying iShares ETF.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Mar 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Bloomberg Barclays 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.22%, net of fees, while the total return for the Index was -2.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.30)%	(0.72)%	(0.22)%	(0.30)%	(0.72)%	(0.22)%
Since Inception	3.67%	3.65%	3.84%	18.91%	18.83%	19.89%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$977.80	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY1

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Net Assets

Aaa	0.72%
Aa	6.48
A	43.52
Baa	43.93
Ba	3.36
Not Rated	0.81
Short-Term and Other Net Assets	1.18

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3.76%
Bank of America Corp., 3.30%, 01/11/23	1.59
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23	1.41
Morgan Stanley, 3.75%, 02/25/23	1.21
Goldman Sachs Group Inc. (The), 3.63%, 01/22/23	1.05

TOTAL	9.02%

[1]	Includes exposure to the investments of the underlying iShares ETF.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.55%

AEROSPACE & DEFENSE — 1.92%
Boeing Capital Corp.
4.70%, 10/27/19	$184	$189,316
Boeing Co. (The)
4.88%, 02/15/20	478	496,044
L3 Technologies Inc.
5.20%, 10/15/19[a]	119	122,494
Lockheed Martin Corp.
4.25%, 11/15/19	184	187,823
Northrop Grumman Corp.
5.05%, 08/01/19	82	84,200
Raytheon Co.
4.40%, 02/15/20	336	344,837
United Technologies Corp.
1.50%, 11/01/19	385	377,285

		1,801,999
AGRICULTURE — 3.74%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	1,175	1,168,314
9.25%, 08/06/19	300	323,397
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	235	248,581
Philip Morris International Inc.
2.00%, 02/21/20	1,050	1,031,783
4.50%, 03/26/20	552	567,191
Reynolds American Inc.
8.13%, 06/23/19	154	162,622

		3,501,888
AIRLINES — 0.34%
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	93	98,146
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	225	224,262

		322,408
AUTO MANUFACTURERS — 6.86%
American Honda Finance Corp.
1.20%, 07/12/19	751	737,001
2.00%, 02/14/20[a]	400	393,656
2.15%, 03/13/20	345	340,153

Security	Principal (000s)	Value
2.25%, 08/15/19	$850	$844,186
Ford Motor Credit Co. LLC
2.46%, 03/27/20	198	194,953
8.13%, 01/15/20	298	321,545
General Motors Financial Co. Inc.
2.40%, 05/09/19[a]	275	273,556
3.15%, 01/15/20 (Call 12/15/19)	335	334,638
PACCAR Financial Corp.
1.30%, 05/10/19	518	511,463
1.95%, 02/27/20	250	246,190
2.20%, 09/15/19	25	24,816
Toyota Motor Credit Corp.
1.40%, 05/20/19[a]	444	438,548
2.13%, 07/18/19[a]	818	812,356
2.15%, 03/12/20	965	952,532

		6,425,593
BEVERAGES — 2.92%
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	100	105,898
Coca-Cola Co. (The)
1.38%, 05/30/19	700	691,544
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	198	203,116
Molson Coors Brewing Co.
2.25%, 03/15/20 (Call 02/15/20)	100	98,239
PepsiCo Inc.
1.55%, 05/02/19	585	579,671
4.50%, 01/15/20	1,028	1,058,357

		2,736,825
BIOTECHNOLOGY — 1.65%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)[a]	518	515,234
Gilead Sciences Inc.
1.85%, 09/20/19	500	493,595
2.05%, 04/01/19	134	133,338
2.35%, 02/01/20	409	405,781

		1,547,948
CHEMICALS — 3.10%
Air Products & Chemicals Inc.
4.38%, 08/21/19	184	187,382
Dow Chemical Co. (The)
8.55%, 05/15/19	410	434,083

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	$250	$248,452
EI du Pont de Nemours & Co.
4.63%, 01/15/20	868	892,009
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	296	300,316
Monsanto Co.
2.13%, 07/15/19	175	173,414
Nutrien Ltd.
4.88%, 03/30/20	150	153,941
Praxair Inc.
4.50%, 08/15/19	500	510,915

		2,900,512
COMMERCIAL SERVICES — 0.05%
Ecolab Inc.
2.25%, 01/12/20	50	49,389

		49,389
COMPUTERS — 5.64%
Apple Inc.
1.10%, 08/02/19	550	540,122
1.55%, 02/07/20	650	638,235
1.90%, 02/07/20	250	246,877
2.10%, 05/06/19[a]	895	892,691
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	675	677,140
International Business Machines Corp.
1.80%, 05/17/19	800	793,920
1.88%, 05/15/19	493	489,100
1.90%, 01/27/20[a]	250	246,288
8.38%, 11/01/19	700	757,001

		5,281,374
COSMETICS & PERSONAL CARE — 0.26%
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	250	245,308

		245,308
DIVERSIFIED FINANCIAL SERVICES — 1.42%
Mastercard Inc.
2.00%, 04/01/19	500	497,695
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	595	585,510
2.30%, 11/15/19 (Call 10/15/19)	247	244,806

		1,328,011

Security	Principal (000s)	Value
ELECTRIC — 5.31%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	$120	$119,041
CMS Energy Corp.
6.25%, 02/01/20	99	104,052
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	393	406,849
Consumers Energy Co.
6.70%, 09/15/19	368	385,679
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	85	84,093
Series B
1.60%, 08/15/19	275	270,165
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	25	24,675
Duke Energy Corp.
5.05%, 09/15/19	247	253,612
Duke Energy Ohio Inc.
5.45%, 04/01/19	175	179,366
Eversource Energy
4.50%, 11/15/19	119	121,613
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	250	249,068
5.20%, 10/01/19	150	153,968
Georgia Power Co.
2.00%, 03/30/20	100	98,051
4.25%, 12/01/19	281	286,353
Kansas City Power & Light Co.
7.15%, 04/01/19	184	191,200
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	200	198,504
Portland General Electric Co.
6.10%, 04/15/19	99	102,097
Progress Energy Inc.
4.88%, 12/01/19	100	102,584
Public Service Co. of Colorado
5.13%, 06/01/19	315	322,443
Sempra Energy
2.40%, 02/01/20	45	44,434
2.40%, 03/15/20 (Call 02/15/20)	119	117,357
Southern Co. (The)
1.85%, 07/01/19	367	362,497
2.15%, 09/01/19 (Call 08/01/19)	344	340,010

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
Southern Power Co.
Series D
1.95%, 12/15/19	$100	$98,199
TECO Finance Inc.
5.15%, 03/15/20	150	154,905
Virginia Electric & Power Co.
5.00%, 06/30/19	200	204,566

		4,975,381
ELECTRICAL COMPONENTS & EQUIPMENT — 0.60%
Emerson Electric Co.
4.88%, 10/15/19	550	565,769

		565,769
ELECTRONICS — 1.36%
Honeywell International Inc.
1.40%, 10/30/19	945	926,412
1.80%, 10/30/19	350	345,257

		1,271,669
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.
5.00%, 03/01/20	25	25,860
5.50%, 09/15/19	184	190,052

		215,912
FOOD — 1.43%
General Mills Inc.
2.20%, 10/21/19	199	196,479
Kellogg Co.
4.15%, 11/15/19	54	54,903
Kraft Heinz Foods Co.
5.38%, 02/10/20	284	294,999
Kroger Co. (The)
1.50%, 09/30/19	100	97,912
6.15%, 01/15/20	200	210,130
Sysco Corp.
1.90%, 04/01/19	198	196,648
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	289	287,622

		1,338,693
GAS — 0.08%
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	80	79,177

		79,177

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.18%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$168	$166,344

		166,344
HEALTH CARE — PRODUCTS — 3.17%
Abbott Laboratories
2.00%, 03/15/20	300	294,291
2.35%, 11/22/19	126	124,896
Boston Scientific Corp.
6.00%, 01/15/20	179	186,976
Life Technologies Corp.
6.00%, 03/01/20	184	192,830
Medtronic Inc.
2.50%, 03/15/20	1,827	1,816,038
Stryker Corp.
4.38%, 01/15/20	250	255,435
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	99	101,143

		2,971,609
HEALTH CARE — SERVICES — 0.27%
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	50	49,432
2.70%, 04/01/19	205	204,969

		254,401
HOUSEWARES — 0.11%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	100	99,259

		99,259
INTERNET — 2.94%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	1,479	1,466,828
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	250	249,610
Baidu Inc.
2.75%, 06/09/19[a]	690	686,619
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	350	347,494

		2,750,551
MACHINERY — 5.25%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	750	739,395
2.00%, 03/05/20	247	242,855

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
2.10%, 06/09/19	$533	$529,594
2.10%, 01/10/20[a]	250	246,988
2.25%, 12/01/19[a]	625	619,612
John Deere Capital Corp.
1.25%, 10/09/19	625	611,500
1.70%, 01/15/20[a]	1,075	1,053,704
2.05%, 03/10/20	247	243,031
2.25%, 04/17/19	389	388,028
2.30%, 09/16/19[a]	60	59,591
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	184	180,747

		4,915,045
MANUFACTURING — 3.02%
3M Co.
1.63%, 06/15/19	205	202,710
General Electric Co.
2.10%, 12/11/19	535	526,574
2.20%, 01/09/20 (Call 12/09/19)	247	243,520
5.50%, 01/08/20[a]	600	622,830
6.00%, 08/07/19[a]	770	798,813
Illinois Tool Works Inc.
6.25%, 04/01/19	419	432,789

		2,827,236
MEDIA — 4.12%
Comcast Corp.
5.15%, 03/01/20	1,200	1,247,136
5.70%, 07/01/19	515	531,902
Thomson Reuters Corp.
4.70%, 10/15/19	107	109,417
Time Warner Inc.
2.10%, 06/01/19	250	247,705
4.88%, 03/15/20	200	206,520
Viacom Inc.
5.63%, 09/15/19	50	51,628
Walt Disney Co. (The)
0.88%, 07/12/19	357	349,628
1.85%, 05/30/19	1,120	1,112,014

		3,855,950
MINING — 0.44%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	300	310,446

Security	Principal (000s)	Value
Newmont Mining Corp.
5.13%, 10/01/19	$94	$96,586

		407,032
OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
5.63%, 12/15/19	107	110,703

		110,703
OIL & GAS — 10.16%
BP Capital Markets PLC
1.68%, 05/03/19	250	247,575
2.24%, 05/10/19	583	580,044
2.32%, 02/13/20	667	660,864
2.52%, 01/15/20	885	880,318
Chevron Corp.
1.56%, 05/16/19	465	460,606
1.96%, 03/03/20 (Call 02/03/20)	1,441	1,421,258
2.19%, 11/15/19 (Call 10/15/19)	503	498,946
EOG Resources Inc.
5.63%, 06/01/19	250	256,933
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	1,113	1,097,841
Husky Energy Inc.
7.25%, 12/15/19	94	99,830
Pioneer Natural Resources Co.
7.50%, 01/15/20	148	158,514
Shell International Finance BV
1.38%, 05/10/19[a]	843	833,373
4.30%, 09/22/19[a]	874	893,280
4.38%, 03/25/20	550	565,647
Total Capital International SA
2.10%, 06/19/19	762	756,994
Valero Energy Corp.
6.13%, 02/01/20	94	98,742

		9,510,765
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
6.80%, 08/01/19	41	42,866

		42,866
PHARMACEUTICALS — 9.00%
Allergan Funding SCS
2.45%, 06/15/19	155	153,896
3.00%, 03/12/20 (Call 02/12/20)	600	595,422

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
AstraZeneca PLC
1.95%, 09/18/19	$365	$360,365
Cardinal Health Inc.
1.95%, 06/14/19	175	173,206
2.40%, 11/15/19[a]	198	195,640
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	99,151
3.13%, 03/09/20	500	499,860
Express Scripts Holding Co.
2.25%, 06/15/19	264	261,769
Express Scripts Inc.
7.25%, 06/15/19	54	56,419
Johnson & Johnson
1.88%, 12/05/19[a]	507	501,895
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	55,479
Merck & Co. Inc.
1.85%, 02/10/20	1,200	1,183,128
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	720	738,194
Mylan NV
2.50%, 06/07/19	296	293,673
Novartis Capital Corp.
1.80%, 02/14/20[a]	675	663,566
Pfizer Inc.
1.45%, 06/03/19	530	523,412
1.70%, 12/15/19	400	394,024
2.10%, 05/15/19	1,184	1,178,648
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	507	498,209

		8,425,956
PIPELINES — 1.64%
Enbridge Energy Partners LP
5.20%, 03/15/20	94	96,947
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	224	222,582
5.25%, 01/31/20	100	103,622
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	147	155,782
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	185	184,528
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)[a]	99	97,967

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
2.13%, 11/15/19	$500	$493,690
Williams Partners LP
5.25%, 03/15/20	176	181,894

		1,537,012
REAL ESTATE INVESTMENT TRUSTS — 0.09%
Weyerhaeuser Co.
7.38%, 10/01/19	82	86,718

		86,718
RETAIL — 4.07%
AutoNation Inc.
5.50%, 02/01/20	82	84,946
Costco Wholesale Corp.
1.70%, 12/15/19	896	882,157
1.75%, 02/15/20	150	147,399
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	694	689,669
Lowe’s Companies Inc.
1.15%, 04/15/19	350	345,426
McDonald’s Corp.
1.88%, 05/29/19	150	148,593
Target Corp.
2.30%, 06/26/19	818	815,006
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	348	346,737
Walmart Inc.
1.75%, 10/09/19	350	346,332

		3,806,265
SEMICONDUCTORS — 2.19%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	525	517,792
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	210	208,895
QUALCOMM Inc.
1.85%, 05/20/19	785	783,139
Texas Instruments Inc.
1.65%, 08/03/19	545	538,275

		2,048,101
SOFTWARE — 5.48%
Adobe Systems Inc.
4.75%, 02/01/20	478	493,669

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
Microsoft Corp.
1.10%, 08/08/19	$705	$692,529
1.85%, 02/12/20 (Call 01/12/20)	1,443	1,423,707
4.20%, 06/01/19	250	254,517
Oracle Corp.
2.25%, 10/08/19	1,459	1,452,113
5.00%, 07/08/19	794	816,399

		5,132,934
TELECOMMUNICATIONS — 6.61%
America Movil SAB de CV
5.00%, 03/30/20	1,800	1,855,566
AT&T Inc.
5.20%, 03/15/20	199	206,391
5.88%, 10/01/19	225	234,119
Cisco Systems Inc.
1.40%, 09/20/19	685	674,163
4.45%, 01/15/20	1,621	1,667,539
Deutsche Telekom International Finance BV
6.00%, 07/08/19	311	322,283
Orange SA
1.63%, 11/03/19	250	245,205
5.38%, 07/08/19	132	135,765
Telefonica Emisiones SAU
5.88%, 07/15/19	94	97,177
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	200	207,304
Verizon Communications Inc.
2.63%, 02/21/20	300	298,332
Vodafone Group PLC
5.45%, 06/10/19	237	243,430

		6,187,274
TRANSPORTATION — 1.73%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	252	258,376
Norfolk Southern Corp.
5.90%, 06/15/19	198	204,478
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	68	67,471
2.55%, 06/01/19 (Call 05/01/19)	194	193,146

Security	Principal or Shares (000s)	Value
United Parcel Service Inc.
5.13%, 04/01/19	$878	$897,720

		1,621,191

TOTAL CORPORATE BONDS & NOTES
(Cost: $92,496,916)		91,345,068

SHORT-TERM INVESTMENTS — 7.85%

MONEY MARKET FUNDS — 7.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	4,882	4,882,089
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	2,470	2,470,139

		7,352,228

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,351,855)		7,352,228

TOTAL INVESTMENTS IN SECURITIES — 105.40%
(Cost: $99,848,771)		98,697,296
Other Assets, Less Liabilities — (5.40)%		(5,060,401)

NET ASSETS — 100.00%		$93,636,895

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,973	2,909	[b]	—	4,882	$4,882,089	$3,682	[c]	$(567)	$141
BlackRock Cash Funds: Treasury, SL Agency Shares	856	1,614	[b]	—	2,470	2,470,139	7,665		—	—

						$7,352,228	$11,347		$(567)	$141

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$91,345,068	$—	$91,345,068
Money market funds	7,352,228	—	—	7,352,228

Total	$7,352,228	$91,345,068	$—	$98,697,296

See notes to financial statements.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.61%

ADVERTISING — 0.39%
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	$174	$174,167

		174,167
AEROSPACE & DEFENSE — 4.26%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	425	406,351
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	75	74,113
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	474	459,169
United Technologies Corp.
3.10%, 06/01/22	980	967,995

		1,907,628
AGRICULTURE — 3.00%
Altria Group Inc.
2.85%, 08/09/22	551	536,950
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[a]	150	144,282
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	100	95,743
2.50%, 08/22/22	25	24,051
2.63%, 03/06/23	564	540,701

		1,341,727
AIRLINES — 0.32%
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	140	144,040

		144,040
AUTO MANUFACTURERS —2.44%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	201,788
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	48,443
3.45%, 04/10/22 (Call 02/10/22)	125	123,295
Toyota Motor Credit Corp.
2.15%, 09/08/22	350	333,872
2.63%, 01/10/23	398	385,785

		1,093,183

Security	Principal (000s)	Value
BEVERAGES — 4.44%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	$185	$178,531
3.30%, 02/01/23 (Call 12/01/22)	45	44,637
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	122	118,066
Coca-Cola Co. (The)
2.20%, 05/25/22	100	96,841
Diageo Investment Corp.
2.88%, 05/11/22	473	465,366
8.00%, 09/15/22	100	117,922
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	250	241,847
2.75%, 03/01/23	614	601,511
3.10%, 07/17/22 (Call 05/17/22)	125	124,764

		1,989,485
BIOTECHNOLOGY — 1.71%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	66	66,382
Biogen Inc.
3.63%, 09/15/22	85	85,077
Celgene Corp.
3.25%, 08/15/22	66	64,896
3.55%, 08/15/22	125	124,412
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	425	424,010

		764,777
CHEMICALS — 2.76%
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	64,374
Cabot Corp.
3.70%, 07/15/22	76	75,995
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	166	161,870
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	65,980
EI du Pont de Nemours & Co.
2.80%, 02/15/23	550	531,630
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	83	81,044
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	63,183
2.70%, 02/21/23 (Call 11/21/22)	199	193,112

		1,237,188

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
COMPUTERS — 4.85%
Apple Inc.
2.70%, 05/13/22[b]	$550	$541,365
2.85%, 02/23/23 (Call 12/23/22)	610	599,508
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	110	113,047
HP Inc.
4.05%, 09/15/22	58	58,967
IBM Credit LLC
2.20%, 09/08/22	200	190,890
International Business Machines Corp.
1.88%, 08/01/22	500	471,450
2.88%, 11/09/22	200	196,156

		2,171,383
COSMETICS & PERSONAL CARE — 2.12%
Colgate-Palmolive Co.
1.95%, 02/01/23	300	284,409
2.30%, 05/03/22	191	185,579
Procter & Gamble Co. (The)
2.15%, 08/11/22	400	385,168
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	100	96,155

		951,311
DIVERSIFIED FINANCIAL SERVICES — 3.24%
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)[b]	100	95,769
2.40%, 04/25/22 (Call 03/25/22)	250	241,242
2.70%, 02/15/23 (Call 12/15/22)	50	48,496
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	1,085	1,066,099

		1,451,606
ELECTRIC — 5.39%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	64,213
American Electric Power Co. Inc.
Series F
2.95%, 12/15/22 (Call 09/15/22)	85	82,887
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	63,218
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	240	231,103

Security	Principal (000s)	Value
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	$66	$64,933
Dominion Energy Inc.
Series B
2.75%, 09/15/22 (Call 06/15/22)	66	63,402
DTE Energy Co.
Series B
3.30%, 06/15/22 (Call 04/15/22)	85	84,041
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	85	81,839
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	185	181,491
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	150	147,390
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	25	25,349
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	191	195,340
Georgia Power Co.
2.85%, 05/15/22	199	193,766
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	250	238,837
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	133	127,665
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	135	138,316
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	66	62,847
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)[b]	91	90,575
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	64,927
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	66	70,413
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	66	64,130
Virginia Electric & Power Co.
Series C
2.75%, 03/15/23 (Call 12/15/22)	80	77,409

		2,414,091
ELECTRICAL COMPONENTS & EQUIPMENT — 0.54%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	249	240,631

		240,631

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
ELECTRONICS — 0.32%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	$145	$142,612

		142,612
ENVIRONMENTAL CONTROL — 0.40%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	75	75,175
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[b]	106	104,031

		179,206
FOOD — 1.04%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	91	89,340
Kraft Heinz Foods Co.
3.50%, 06/06/22	100	99,527
3.50%, 07/15/22 (Call 05/15/22)	135	134,349
Sysco Corp.
2.60%, 06/12/22	75	72,509
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[b]	66	68,239

		463,964
GAS — 0.15%
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	70	69,180

		69,180
HAND & MACHINE TOOLS — 0.14%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	64,549

		64,549
HEALTH CARE - PRODUCTS — 0.77%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	231,318
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	116	113,309

		344,627
HEALTH CARE - SERVICES — 0.85%
Catholic Health Initiatives
2.95%, 11/01/22	66	63,605
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	251,265
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	66	66,424

		381,294

Security	Principal (000s)	Value
HOME BUILDERS — 0.24%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$108	$108,971

		108,971
HOUSEHOLD PRODUCTS & WARES — 0.22%
Church & Dwight Co. Inc.
2.88%, 10/01/22[b]	66	64,256
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	33	32,741

		96,997
INTERNET — 2.15%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	191	185,373
Baidu Inc.
2.88%, 07/06/22	200	192,658
3.50%, 11/28/22	400	394,244
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	198	190,601

		962,876
IRON & STEEL — 0.11%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	49	50,427

		50,427
MACHINERY — 5.10%
ABB Finance USA Inc.
2.88%, 05/08/22	529	519,616
Caterpillar Financial Services Corp.
2.40%, 06/06/22	150	144,882
2.63%, 03/01/23	199	192,435
2.85%, 06/01/22	100	98,341
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	225,993
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	613	596,982
John Deere Capital Corp.
2.80%, 03/06/23	520	506,340

		2,284,589
MANUFACTURING — 3.71%
3M Co.
2.00%, 06/26/22	292	279,975
2.25%, 03/15/23 (Call 02/15/23)	100	96,083
Eaton Corp.
2.75%, 11/02/22	168	162,883

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
General Electric Co.
2.70%, 10/09/22	$970	$935,769
3.15%, 09/07/22	125	123,036
Parker-Hannifin Corp.
3.50%, 09/15/22	65	65,410

		1,663,156
MEDIA — 3.84%
21st Century Fox America Inc.
3.00%, 09/15/22	116	113,774
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	166	207,840
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)[b]	150	145,107
2.85%, 01/15/23	523	509,392
3.13%, 07/15/22	133	131,932
NBCUniversal Media LLC
2.88%, 01/15/23	100	97,529
Time Warner Inc.
3.40%, 06/15/22	116	115,167
Walt Disney Co. (The)
2.35%, 12/01/22[b]	415	399,774

		1,720,515
METAL FABRICATE & HARDWARE — 0.86%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	398	384,528

		384,528
MINING — 0.22%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	100	98,528

		98,528
OIL & GAS — 10.63%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	150	148,049
BP Capital Markets PLC
2.50%, 11/06/22	830	799,647
3.25%, 05/06/22	257	256,306
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	825	796,381
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	130	124,303
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	100	95,737

Security	Principal (000s)	Value
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	$485	$475,649
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)[b]	175	170,688
2.70%, 02/15/23 (Call 11/15/22)	485	470,998
Phillips 66
4.30%, 04/01/22	193	199,583
Shell International Finance BV
2.25%, 01/06/23	439	419,732
2.38%, 08/21/22	400	386,636
Total Capital International SA
2.70%, 01/25/23	431	418,014

		4,761,723
OIL & GAS SERVICES — 0.64%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	100	97,134
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	130	123,984
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[a]	66	63,754

		284,872
PHARMACEUTICALS — 8.37%
AbbVie Inc.
2.90%, 11/06/22	342	332,790
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	133	129,071
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	66	62,223
Bristol-Myers Squibb Co.
2.00%, 08/01/22	265	253,213
Cardinal Health Inc.
3.20%, 03/15/23	99	96,607
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	125	120,110
3.50%, 07/20/22 (Call 05/20/22)	50	49,752
Eli Lilly & Co.
2.35%, 05/15/22	150	145,334
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	400	389,308
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	572	562,957
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	75	71,702

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	$66	$63,336
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	400	387,920
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	385	374,085
2.40%, 09/21/22	600	579,738
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	133	131,125

		3,749,271
PIPELINES — 2.21%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	86	83,745
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	115	113,680
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	91	88,756
MPLX LP
5.50%, 02/15/23 (Call 05/31/18)	60	61,427
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	101	99,365
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	66	63,989
TransCanada PipeLines Ltd.
2.50%, 08/01/22	407	392,079
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	91	88,778

		991,819
REAL ESTATE INVESTMENT TRUSTS — 0.77%
American Tower Corp.
3.50%, 01/31/23	125	123,225
Crown Castle International Corp.
4.88%, 04/15/22	25	25,974
5.25%, 01/15/23	185	195,086

		344,285
RETAIL — 3.79%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	33	33,239
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)[b]	250	241,992
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	500	489,500

Security	Principal (000s)	Value
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	$325	$325,162
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	58	54,315
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	250	245,002
Walgreen Co.
3.10%, 09/15/22	66	64,576
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	250	241,878

		1,695,664
SEMICONDUCTORS — 4.94%
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	100	97,024
2.70%, 12/15/22[b]	773	756,898
3.10%, 07/29/22	200	199,556
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	51	50,173
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	250	236,600
3.00%, 05/20/22[b]	800	779,792
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	100	95,158

		2,215,201
SOFTWARE — 4.11%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	51	50,752
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	65,932
Microsoft Corp.
2.13%, 11/15/22[b]	275	264,115
2.65%, 11/03/22 (Call 09/03/22)	385	377,789
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)[b]	210	204,836
2.50%, 10/15/22	880	854,366
2.63%, 02/15/23 (Call 01/15/23)	25	24,277

		1,842,067
TELECOMMUNICATIONS — 3.93%
America Movil SAB de CV
3.13%, 07/16/22	600	588,030
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	225	215,793
3.00%, 06/30/22 (Call 04/30/22)	75	73,243

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Security	Principal (000s)	Value
Cisco Systems Inc.
2.60%, 02/28/23[b]	$215	$208,683
3.00%, 06/15/22	200	198,968
Motorola Solutions Inc.
3.50%, 03/01/23	75	73,131
3.75%, 05/15/22	66	65,725
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	150	143,468
Vodafone Group PLC
2.95%, 02/19/23	200	192,958

		1,759,999
TEXTILES — 0.15%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	66,755

		66,755
TRANSPORTATION — 3.49%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	493	483,850
3.05%, 09/01/22 (Call 06/01/22)	50	49,581
FedEx Corp.
2.63%, 08/01/22	75	72,888
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	64,378
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	64,859
4.16%, 07/15/22 (Call 04/15/22)	341	352,017
United Parcel Service Inc.
2.45%, 10/01/22	491	476,063

		1,563,636

TOTAL CORPORATE BONDS & NOTES
(Cost: $45,201,187)		44,172,528

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 5.63%

MONEY MARKET FUNDS — 5.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	2,016	$2,016,672
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	504	504,278

		2,520,949

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,520,792)		2,520,950

TOTAL INVESTMENTS IN SECURITIES — 104.24%
(Cost: $47,721,979)		46,693,478
Other Assets, Less Liabilities — (4.24)%		(1,898,907)

NET ASSETS — 100.00%		$44,794,571

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ex-FINANCIALS ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,533	—		(517)[b]	2,016	$2,016,672	$4,094	[c]	$(234)	$(151)
BlackRock Cash Funds: Treasury, SL Agency Shares	417	87	[b]	—	504	504,278	1,877		—	—

						$2,520,950	$5,971		$(234)	$(151)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$44,172,528	$—	$44,172,528
Money market funds	2,520,950	—	—	2,520,950

Total	$2,520,950	$44,172,528	$—	$46,693,478

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 94.53%

AEROSPACE & DEFENSE — 0.97%
Boeing Capital Corp.
4.70%, 10/27/19	$175	$180,056
Boeing Co. (The)
4.88%, 02/15/20	148	153,587
L3 Technologies Inc.
5.20%, 10/15/19	451	464,241
Lockheed Martin Corp.
4.25%, 11/15/19	260	265,403
United Technologies Corp.
1.50%, 11/01/19	30	29,399

		1,092,686
AGRICULTURE — 1.31%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	255	253,549
9.25%, 08/06/19	245	264,108
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	185	195,691
Philip Morris International Inc.
1.88%, 11/01/19	50	49,255
4.50%, 03/26/20[a]	515	529,173
Reynolds American Inc.
8.13%, 06/23/19	170	179,518

		1,471,294
AIRLINES — 0.18%
Delta Air Lines Inc.
2.88%, 03/13/20	200	198,842

		198,842
AUTO MANUFACTURERS — 4.11%
American Honda Finance Corp.
2.00%, 02/14/20[a]	550	541,277
2.25%, 08/15/19	300	297,948
Ford Motor Credit Co. LLC
1.90%, 08/12/19	200	196,992
2.02%, 05/03/19	265	262,846
2.46%, 03/27/20[a]	200	196,922
2.60%, 11/04/19	200	198,362
2.68%, 01/09/20	250	247,865
8.13%, 01/15/20	300	323,703
General Motors Financial Co. Inc.
2.40%, 05/09/19	435	432,716
3.15%, 01/15/20 (Call 12/15/19)	565	564,390

Security	Principal (000s)	Value
PACCAR Financial Corp.
1.30%, 05/10/19	$300	$296,214
Toyota Motor Credit Corp.
1.40%, 05/20/19	275	271,623
2.13%, 07/18/19	300	297,930
2.15%, 03/12/20	500	493,540

		4,622,328
BANKS — 34.86%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19[a]	250	246,190
2.25%, 06/13/19	250	248,470
Bank of America Corp.
2.65%, 04/01/19	500	500,575
7.63%, 06/01/19	715	751,100
Bank of Montreal
1.50%, 07/18/19	250	246,040
1.75%, 09/11/19	100	98,509
2.10%, 12/12/19	450	443,911
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	400	397,432
Series G
2.15%, 02/24/20 (Call 01/24/20)	350	345,572
2.20%, 05/15/19 (Call 04/15/19)	375	373,369
Bank of Nova Scotia (The)
1.65%, 06/14/19	625	616,812
2.05%, 06/05/19	355	352,124
Barclays Bank PLC
6.75%, 05/22/19	300	311,640
Barclays PLC
2.75%, 11/08/19	400	397,420
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	410	406,289
6.85%, 04/30/19	200	208,044
BPCE SA
2.25%, 01/27/20	250	246,085
2.50%, 07/15/19	250	248,458
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	250	246,935
2.10%, 01/15/20 (Call 12/15/19)	350	344,624
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	280	275,008

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	$450	$448,677
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	500	491,705
2.35%, 01/31/20 (Call 12/31/19)[a]	315	309,995
Citigroup Inc.
2.40%, 02/18/20	550	544,038
2.45%, 01/10/20 (Call 12/10/19)	450	445,657
2.50%, 07/29/19	625	621,944
2.55%, 04/08/19	710	709,368
8.50%, 05/22/19[a]	257	271,978
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	450	442,557
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	50	49,636
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	247,810
2.30%, 03/12/20	250	246,470
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	245,268
2.25%, 01/14/20	250	246,795
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	248,937
5.30%, 08/13/19	300	308,766
5.40%, 01/14/20[a]	240	248,969
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	500	495,625
Deutsche Bank AG
2.85%, 05/10/19	523	521,808
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	196,338
2.38%, 04/25/19 (Call 03/25/19)[a]	200	199,564
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	750	746,437
5.38%, 03/15/20	940	979,499
HSBC USA Inc.
2.25%, 06/23/19[a]	300	297,807
2.35%, 03/05/20	600	592,176
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	248,897
2.38%, 03/10/20 (Call 02/10/20)	200	197,370
JPMorgan Chase & Co.
2.20%, 10/22/19[a]	600	594,522

Security	Principal (000s)	Value
2.25%, 01/23/20 (Call 12/23/19)	$1,185	$1,171,124
4.95%, 03/25/20	520	538,231
6.30%, 04/23/19	535	553,816
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	250	245,833
2.50%, 12/15/19	450	446,800
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	250	245,533
Morgan Stanley
2.38%, 07/23/19	550	547,151
2.65%, 01/27/20	905	899,525
5.50%, 01/26/20	200	208,150
5.63%, 09/23/19	850	880,489
7.30%, 05/13/19	550	575,041
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	75	73,796
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	248,015
National Australia Bank Ltd./New York
2.25%, 01/10/20	250	246,703
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[b]	175	172,058
2.25%, 07/02/19 (Call 06/02/19)[b]	250	248,438
2.40%, 10/18/19 (Call 09/18/19)[a,b]	500	496,395
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[b]	410	425,162
Royal Bank of Canada
1.63%, 04/15/19[a]	565	559,593
2.13%, 03/02/20	560	551,012
2.15%, 03/06/20	362	356,251
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	200	209,152
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	200	199,222
Santander UK PLC
2.35%, 09/10/19	287	284,520
2.38%, 03/16/20	458	451,506
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	315	308,801
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	350	346,927
2.45%, 01/16/20	500	494,535
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)[a]	275	271,444

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	$50	$49,874
Svenska Handelsbanken AB
1.50%, 09/06/19	315	309,046
2.25%, 06/17/19	250	248,445
Toronto-Dominion Bank (The)
1.90%, 10/24/19	300	295,818
2.13%, 07/02/19	500	496,360
2.25%, 11/05/19	680	673,846
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	281	279,851
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	350	344,564
2.13%, 10/28/19 (Call 09/28/19)	750	742,260
UBS AG/Stamford CT
2.35%, 03/26/20	250	246,430
2.38%, 08/14/19	800	794,568
Wells Fargo & Co.
2.13%, 04/22/19	742	738,357
Series N
2.15%, 01/30/20	1,069	1,054,558
Wells Fargo Bank N.A.
1.75%, 05/24/19	450	446,166
2.15%, 12/06/19	250	246,990
Westpac Banking Corp.
1.60%, 08/19/19	100	98,315
2.15%, 03/06/20	560	550,956
4.88%, 11/19/19	840	864,419

		39,239,266
BEVERAGES — 1.21%
Coca-Cola Co. (The)
1.38%, 05/30/19	275	271,678
Constellation Brands Inc.
2.00%, 11/07/19	250	246,195
Molson Coors Brewing Co.
2.25%, 03/15/20 (Call 02/15/20)	250	245,597
PepsiCo Inc.
1.55%, 05/02/19	410	406,265
4.50%, 01/15/20	190	195,611

		1,365,346
BIOTECHNOLOGY — 1.18%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)[a]	675	671,396
Celgene Corp.
2.25%, 05/15/19	220	218,539

Security	Principal (000s)	Value
Gilead Sciences Inc.
2.05%, 04/01/19	$115	$114,432
2.35%, 02/01/20	325	322,442

		1,326,809
CHEMICALS — 2.15%
Dow Chemical Co. (The)
8.55%, 05/15/19[a]	610	645,831
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	415	412,431
EI du Pont de Nemours & Co.
4.63%, 01/15/20	218	224,030
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	350	355,103
Methanex Corp.
3.25%, 12/15/19[a]	100	99,312
Monsanto Co.
2.13%, 07/15/19	300	297,282
Nutrien Ltd.
4.88%, 03/30/20	100	102,627
6.50%, 05/15/19	35	36,294
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	99,144
Praxair Inc.
4.50%, 08/15/19	150	153,275

		2,425,329
COMPUTERS — 3.38%
Apple Inc.
1.10%, 08/02/19	105	103,114
1.55%, 02/07/20	400	392,760
1.90%, 02/07/20	80	79,001
2.10%, 05/06/19[a]	1,223	1,219,845
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	923	925,926
DXC Technology Co.
2.88%, 03/27/20	15	14,893
IBM Credit LLC
1.63%, 09/06/19	350	345,156
International Business Machines Corp.
1.80%, 05/17/19	265	262,986
1.90%, 01/27/20	250	246,287
8.38%, 11/01/19	200	216,286

		3,806,254

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.13%
Procter & Gamble Co. (The)
1.90%, 11/01/19	$150	$148,423

		148,423
DIVERSIFIED FINANCIAL SERVICES — 3.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	250	251,862
Air Lease Corp.
2.13%, 01/15/20	140	137,308
American Express Co.
8.13%, 05/20/19	200	211,168
American Express Credit Corp.
1.88%, 05/03/19 (Call 04/03/19)	50	49,605
2.20%, 03/03/20 (Call 02/01/20)	535	528,173
2.25%, 08/15/19	713	708,423
Ameriprise Financial Inc.
5.30%, 03/15/20	190	197,117
International Lease Finance Corp.
5.88%, 04/01/19	240	246,430
6.25%, 05/15/19	250	258,075
Jefferies Group LLC
8.50%, 07/15/19	155	164,529
Mastercard Inc.
2.00%, 04/01/19	125	124,424
Nasdaq Inc.
5.55%, 01/15/20	150	155,898
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	246,013
Nomura Holdings Inc.
6.70%, 03/04/20	300	317,721
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	325	321,584
3.00%, 08/15/19 (Call 07/15/19)	225	224,406
TD Ameritrade Holding Corp.
5.60%, 12/01/19	300	311,850

		4,454,586
ELECTRIC — 2.95%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	175	173,602
Consolidated Edison Inc.
2.00%, 03/15/20	100	98,028

Security	Principal (000s)	Value
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	$250	$247,332
5.20%, 08/15/19	140	143,762
Series B
1.60%, 08/15/19	215	211,220
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	98,701
Duke Energy Corp.
5.05%, 09/15/19	300	308,031
Eversource Energy
4.50%, 11/15/19	50	51,098
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	240	239,105
5.20%, 10/01/19	100	102,645
Georgia Power Co.
2.00%, 03/30/20	50	49,025
4.25%, 12/01/19	75	76,429
Kansas City Power & Light Co.
7.15%, 04/01/19	100	103,913
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	75	74,439
2.70%, 09/15/19 (Call 08/15/19)	100	99,563
Portland General Electric Co.
6.10%, 04/15/19	25	25,782
Public Service Co. of Colorado
5.13%, 06/01/19	100	102,363
Sempra Energy
2.40%, 02/01/20	100	98,743
2.40%, 03/15/20 (Call 02/15/20)	325	320,512
Southern Co. (The)
1.85%, 07/01/19	330	325,951
2.15%, 09/01/19 (Call 08/01/19)	375	370,650

		3,320,894
ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
4.88%, 10/15/19	150	154,300

		154,300
ELECTRONICS — 0.44%
Honeywell International Inc.
1.40%, 10/30/19	352	345,076
1.80%, 10/30/19	150	147,968

		493,044

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.22%
Republic Services Inc.
5.00%, 03/01/20[a]	$235	$243,084

		243,084
FOOD — 1.42%
General Mills Inc.
2.20%, 10/21/19	325	320,882
JM Smucker Co. (The)
2.50%, 03/15/20	100	98,952
Kellogg Co.
4.15%, 11/15/19	50	50,837
Kraft Heinz Foods Co.
5.38%, 02/10/20	240	249,295
Kroger Co. (The)
1.50%, 09/30/19	210	205,615
6.15%, 01/15/20	100	105,065
Sysco Corp.
1.90%, 04/01/19	200	198,634
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	375	373,211

		1,602,491
GAS — 0.18%
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	200	197,942

		197,942
HAND & MACHINE TOOLS — 0.11%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	123,768

		123,768
HEALTH CARE — PRODUCTS — 2.40%
Abbott Laboratories
2.00%, 03/15/20	470	461,056
2.35%, 11/22/19	293	290,433
Becton Dickinson and Co.
2.13%, 06/06/19	250	247,355
2.68%, 12/15/19	250	248,205
Boston Scientific Corp.
6.00%, 01/15/20	200	208,912
Life Technologies Corp.
6.00%, 03/01/20	325	340,597
Medtronic Inc.
2.50%, 03/15/20	864	858,816

Security	Principal (000s)	Value
Stryker Corp.
4.38%, 01/15/20	$50	$51,087

		2,706,461
HEALTH CARE — SERVICES — 0.86%
Anthem Inc.
2.25%, 08/15/19	325	321,607
Humana Inc.
2.63%, 10/01/19	100	99,473
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	148,787
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	98,863
2.70%, 04/01/19[a]	170	169,974
UnitedHealth Group Inc.
2.30%, 12/15/19	135	133,740

		972,444
HOLDING COMPANIES — DIVERSIFIED — 0.29%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	125	125,649
FS Investment Corp.
4.00%, 07/15/19	100	99,854
4.25%, 01/15/20 (Call 12/15/19)	100	100,151

		325,654
HOME BUILDERS — 0.04%
DR Horton Inc.
4.00%, 02/15/20	50	50,667

		50,667
HOUSEWARES — 0.02%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	25	24,815

		24,815
INSURANCE — 2.06%
Aflac Inc.
2.40%, 03/16/20	200	197,712
Allstate Corp. (The)
7.45%, 05/16/19	150	157,083
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	485	481,416
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	35	34,416
Berkshire Hathaway Inc.
2.10%, 08/14/19	350	348,064

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Chubb INA Holdings Inc.
5.90%, 06/15/19	$60	$61,992
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	250	260,490
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	225	221,828
Protective Life Corp.
7.38%, 10/15/19	125	132,269
Prudential Financial Inc.
7.38%, 06/15/19	290	304,166
Travelers Companies Inc. (The)
5.90%, 06/02/19[a]	100	103,271
WR Berkley Corp.
7.38%, 09/15/19	10	10,561

		2,313,268
INTERNET — 1.07%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	396,708
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)[a]	243	242,621
Baidu Inc.
2.75%, 06/09/19	200	199,020
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	370	367,351

		1,205,700
MACHINERY — 1.82%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	290	285,899
2.00%, 03/05/20	285	280,218
2.10%, 06/09/19	335	332,859
2.10%, 01/10/20[a]	50	49,397
John Deere Capital Corp.
1.25%, 10/09/19	100	97,840
1.70%, 01/15/20	65	63,712
2.05%, 03/10/20	100	98,393
2.20%, 03/13/20	50	49,379
2.25%, 04/17/19	250	249,375
2.30%, 09/16/19	285	283,056
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	130	127,702
Roper Technologies Inc.
6.25%, 09/01/19	130	135,481

		2,053,311

Security	Principal (000s)	Value
MANUFACTURING — 1.41%
3M Co.
1.63%, 06/15/19	$300	$296,649
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	387	381,547
5.50%, 01/08/20	330	342,557
6.00%, 08/07/19	375	389,032
Illinois Tool Works Inc.
6.25%, 04/01/19	175	180,759

		1,590,544
MEDIA — 2.64%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	225	222,847
Comcast Corp.
5.15%, 03/01/20	325	337,766
5.70%, 07/01/19	255	263,369
Discovery Communications LLC
2.20%, 09/20/19	275	271,909
Time Warner Cable LLC
5.00%, 02/01/20	550	564,278
8.25%, 04/01/19[a]	235	245,989
Time Warner Inc.
2.10%, 06/01/19	205	203,118
4.88%, 03/15/20	275	283,965
Viacom Inc.
5.63%, 09/15/19	35	36,139
Walt Disney Co. (The)
1.85%, 05/30/19	365	362,397
1.95%, 03/04/20	180	177,266

		2,969,043
MINING — 0.09%
Newmont Mining Corp.
5.13%, 10/01/19	100	102,751

		102,751
OFFICE & BUSINESS EQUIPMENT — 0.11%
Xerox Corp.
5.63%, 12/15/19	125	129,326

		129,326
OIL & GAS — 5.18%
BP Capital Markets PLC
1.68%, 05/03/19	475	470,392
2.24%, 05/10/19	285	283,555
2.32%, 02/13/20	260	257,608

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
2.52%, 01/15/20	$260	$258,625
Cenovus Energy Inc.
5.70%, 10/15/19	210	216,229
Chevron Corp.
1.56%, 05/16/19	470	465,558
1.96%, 03/03/20 (Call 02/03/20)	455	448,766
2.19%, 11/15/19 (Call 10/15/19)	165	163,670
EOG Resources Inc.
5.63%, 06/01/19	250	256,932
EQT Corp.
8.13%, 06/01/19	300	315,609
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	615	606,624
Husky Energy Inc.
7.25%, 12/15/19	140	148,683
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	107,104
Shell International Finance BV
1.38%, 05/10/19	300	296,574
1.38%, 09/12/19	150	147,377
4.30%, 09/22/19	650	664,339
4.38%, 03/25/20	260	267,397
Total Capital International SA
2.10%, 06/19/19	225	223,522
Valero Energy Corp.
6.13%, 02/01/20	218	228,998

		5,827,562
PACKAGING & CONTAINERS — 0.09%
WestRock RKT Co.
3.50%, 03/01/20	100	100,452

		100,452
PHARMACEUTICALS — 4.55%
Allergan Funding SCS
2.45%, 06/15/19	230	228,362
3.00%, 03/12/20 (Call 02/12/20)[a]	765	759,163
AstraZeneca PLC
1.95%, 09/18/19	235	232,016
Cardinal Health Inc.
1.95%, 06/14/19	250	247,438
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	275	272,665
Express Scripts Holding Co.
2.25%, 06/15/19	415	411,493
Express Scripts Inc.
7.25%, 06/15/19	25	26,120

Security	Principal (000s)	Value
Johnson & Johnson
1.88%, 12/05/19	$215	$212,835
Mead Johnson Nutrition Co.
4.90%, 11/01/19	60	61,643
Merck & Co. Inc.
1.85%, 02/10/20	260	256,345
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	352	360,895
Mylan NV
2.50%, 06/07/19	400	396,856
Novartis Capital Corp.
1.80%, 02/14/20	50	49,153
Pfizer Inc.
2.10%, 05/15/19[a]	765	761,542
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	855	840,174

		5,116,700
PIPELINES — 1.85%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	60	61,697
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	50	49,521
Enbridge Energy Partners LP
5.20%, 03/15/20	20	20,627
Energy Transfer Partners LP
9.00%, 04/15/19	125	132,052
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	99,367
5.25%, 01/31/20	225	233,149
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50	52,987
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	525	523,661
Magellan Midstream Partners LP
6.55%, 07/15/19	124	128,913
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)[a]	75	74,217
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	20	19,706
5.75%, 01/15/20	100	103,503
TransCanada PipeLines Ltd.
2.13%, 11/15/19	250	246,845

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Williams Partners LP
5.25%, 03/15/20	$325	$335,884

		2,082,129
REAL ESTATE INVESTMENT TRUSTS — 1.29%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	50	49,586
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	275	284,543
Digital Realty Trust LP
5.88%, 02/01/20 (Call 11/03/19)	68	70,657
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	205	203,415
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	150	149,895
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	210	207,862
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	99,459
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	300	302,487
Weyerhaeuser Co.
7.38%, 10/01/19	75	79,316

		1,447,220
RETAIL — 1.74%
AutoNation Inc.
5.50%, 02/01/20	100	103,593
Costco Wholesale Corp.
1.70%, 12/15/19	260	255,983
1.75%, 02/15/20	225	221,098
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	350	347,816
McDonald’s Corp.
1.88%, 05/29/19	175	173,359
Target Corp.
2.30%, 06/26/19	291	289,935
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	225	224,183
Walmart Inc.
1.75%, 10/09/19	350	346,332

		1,962,299
SEMICONDUCTORS — 0.89%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	625	616,419

Security	Principal (000s)	Value
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	$215	$213,869
QUALCOMM Inc.
1.85%, 05/20/19	170	169,597

		999,885
SOFTWARE — 2.61%
Adobe Systems Inc.
4.75%, 02/01/20	250	258,195
CA Inc.
5.38%, 12/01/19	270	278,926
Microsoft Corp.
1.10%, 08/08/19	245	240,666
1.85%, 02/06/20	75	74,012
1.85%, 02/12/20 (Call 01/12/20)	750	739,972
4.20%, 06/01/19	315	320,692
Oracle Corp.
2.25%, 10/08/19	550	547,404
5.00%, 07/08/19	460	472,977

		2,932,844
TELECOMMUNICATIONS — 3.52%
America Movil SAB de CV
5.00%, 10/16/19	300	308,184
5.00%, 03/30/20[a]	400	412,348
AT&T Inc.
5.20%, 03/15/20	460	477,084
Cisco Systems Inc.
1.40%, 09/20/19	225	221,441
4.45%, 01/15/20	685	704,666
Deutsche Telekom International Finance BV
6.00%, 07/08/19	325	336,791
Orange SA
1.63%, 11/03/19	375	367,808
5.38%, 07/08/19	325	334,269
Telefonica Emisiones SAU
5.88%, 07/15/19[a]	250	258,450
Verizon Communications Inc.
2.63%, 02/21/20	300	298,332
Vodafone Group PLC
5.45%, 06/10/19	240	246,511

		3,965,884

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
TRANSPORTATION — 0.97%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	$200	$205,060
Canadian National Railway Co.
2.40%, 02/03/20	45	44,660
FedEx Corp.
2.30%, 02/01/20	180	177,982
Norfolk Southern Corp.
5.90%, 06/15/19	60	61,963
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	125	124,028
2.55%, 06/01/19 (Call 05/01/19)	150	149,340
2.65%, 03/02/20 (Call 02/02/20)	130	128,785
United Parcel Service Inc.
5.13%, 04/01/19	200	204,492

		1,096,310
TRUCKING & LEASING — 0.13%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	150	148,235

		148,235

TOTAL CORPORATE BONDS & NOTES
(Cost: $107,439,462)		106,410,190

INVESTMENT COMPANIES — 2.78%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF[b]	128	3,125,153

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,125,153

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 7.49%

MONEY MARKET FUNDS — 7.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[b,d,e]	6,009	$6,009,853
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,d]	2,424	2,423,621

		8,433,474

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,432,901)		8,433,474

TOTAL INVESTMENTS IN SECURITIES — 104.80%
(Cost: $118,919,448)		117,968,817
Other Assets, Less Liabilities — (4.80)%		(5,408,166)

NET ASSETS — 100.00%		$112,560,651

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 TERM CORPORATE ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ Shares held at 10/31/17 (000s)	Principal/ Shares purchased (000s)		Principal/ Shares sold (000s)	Principal/ Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,614	4,395	[b]	—	6,009	$6,009,853	$3,750	[c]	$(118)	$250
BlackRock Cash Funds: Treasury, SL Agency Shares	1,177	1,247	[b]	—	2,424	2,423,621	8,119		—	—
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	128	—		—	128	3,125,153	28,573		—	(42,475)
PNC Bank N.A.
1.45%, 07/29/19	$—	$175		$—	$175	172,058	250		—	(155)
2.25%, 07/02/19	250	—		—	250	248,438	2,399		—	(2,449)
2.40%, 10/18/19	500	—		—	500	496,395	5,108		—	(6,713)
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	200	230		(20)	410	425,162	5,049		324	(7,032)

						$12,900,680	$53,248		$206	$(58,574)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$106,410,190	$—	$106,410,190
Investment companies	3,125,153	—	—	3,125,153
Money market funds	8,433,474	—	—	8,433,474

Total	$11,558,627	$106,410,190	$—	$117,968,817

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.06%

ADVERTISING — 0.60%
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	$340	$340,326
WPP Finance 2010
3.63%, 09/07/22[a]	150	147,957

		488,283
AEROSPACE & DEFENSE — 1.58%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	200	191,224
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	125	123,523
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	250	240,920
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	193,742
United Technologies Corp.
3.10%, 06/01/22	535	528,446

		1,277,855
AGRICULTURE - 2.00%
Altria Group Inc.
2.85%, 08/09/22	505	492,123
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[b]	775	745,457
Philip Morris International Inc.
2.50%, 08/22/22	300	288,615
2.63%, 03/06/23	100	95,869

		1,622,064
AUTO MANUFACTURERS — 1.38%
Ford Motor Credit Co. LLC
4.25%, 09/20/22[a]	200	201,788
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	75	72,979
3.25%, 01/05/23 (Call 12/05/22)	50	48,443
3.45%, 04/10/22 (Call 02/10/22)	460	453,725
Toyota Motor Credit Corp.
2.63%, 01/10/23	100	96,931
2.80%, 07/13/22	250	245,255

		1,119,121

Security	Principal (000s)	Value
BANKS — 19.32%
Banco Santander SA
3.13%, 02/23/23	$200	$192,370
3.50%, 04/11/22	200	197,474
Bank of America Corp.
3.30%, 01/11/23	1,300	1,284,374
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	384,732
Bank of Nova Scotia (The)
2.45%, 09/19/22	250	239,978
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)	200	197,184
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)[a]	215	210,210
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	285	282,161
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	215	208,627
Capital One N.A.
2.65%, 08/08/22 (Call 07/08/22)	250	239,143
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	500	485,965
3.38%, 03/01/23	200	197,466
4.05%, 07/30/22	275	278,119
Cooperatieve Rabobank UA
3.95%, 11/09/22	500	499,240
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500	500,290
Deutsche Bank AG/New York NY
3.95%, 02/27/23	250	246,400
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	25	24,146
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	200	195,470
3.63%, 01/22/23	850	847,016
JPMorgan Chase & Co.
3.20%, 01/25/23	725	714,422
3.25%, 09/23/22	735	727,554
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	238,890
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	350	338,167

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Mizuho Financial Group Inc.
2.60%, 09/11/22[a]	$200	$191,594
Morgan Stanley
2.75%, 05/19/22	325	315,237
3.75%, 02/25/23	975	978,685
4.88%, 11/01/22	360	373,788
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	99,722
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	244,695
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[c]	250	240,580
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,d]	375	364,762
Santander UK Group Holdings PLC
3.57%, 01/10/23 (Call 01/10/22)[a]	200	196,424
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	246,685
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	250	242,280
2.78%, 10/18/22	250	241,045
3.10%, 01/17/23	250	244,260
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	100	95,944
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	250	240,633
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	350	342,787
Wells Fargo & Co.
2.63%, 07/22/22[a]	650	625,378
3.07%, 01/24/23 (Call 01/24/22)	685	667,121
Series M
3.45%, 02/13/23	700	686,805
Westpac Banking Corp.
2.50%, 06/28/22	275	265,009

		15,632,832
BEVERAGES — 3.71%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	400	386,012
3.30%, 02/01/23 (Call 12/01/22)[a]	1,150	1,140,731
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	405	391,939

Security	Principal (000s)	Value
Diageo Investment Corp.
2.88%, 05/11/22	$400	$393,544
Molson Coors Brewing Co.
3.50%, 05/01/22	100	99,861
PepsiCo Inc.
2.75%, 03/01/23	325	318,389
3.10%, 07/17/22 (Call 05/17/22)	275	274,480

		3,004,956
BIOTECHNOLOGY — 1.89%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	380	382,200
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	100	98,865
Biogen Inc.
3.63%, 09/15/22	300	300,270
Celgene Corp.
3.25%, 08/15/22	250	245,820
3.55%, 08/15/22	350	348,355
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)[a]	150	149,651

		1,525,161
BUILDING MATERIALS — 0.21%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	170	172,667

		172,667
CHEMICALS — 2.18%
Celanese U.S. Holdings LLC
4.63%, 11/15/22	200	206,176
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	355	346,168
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	220	219,932
EI du Pont de Nemours & Co.
2.80%, 02/15/23	275	265,815
NewMarket Corp.
4.10%, 12/15/22	100	101,241
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	150	146,464
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	250	239,330
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	250	242,322

		1,767,448

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.86%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	$75	$78,808
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	250	240,195
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	100	97,971
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	150	143,737
Verisk Analytics Inc.
4.13%, 09/12/22	130	132,513

		693,224
COMPUTERS — 2.39%
Apple Inc.
2.70%, 05/13/22	550	541,365
2.85%, 02/23/23 (Call 12/23/22)	410	402,948
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	380	390,526
HP Inc.
4.05%, 09/15/22	75	76,250
International Business Machines Corp.
1.88%, 08/01/22	550	518,595

		1,929,684
COSMETICS & PERSONAL CARE — 0.26%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	213,307

		213,307
DIVERSIFIED FINANCIAL SERVICES — 4.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	150	147,578
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	150	143,526
American Express Co.
2.65%, 12/02/22	560	538,731
Capital One Bank USA N.A.
3.38%, 02/15/23	250	242,952
CME Group Inc.
3.00%, 09/15/22	185	182,584
Discover Financial Services
3.85%, 11/21/22	250	248,020
International Lease Finance Corp.
5.88%, 08/15/22	300	321,378

Security	Principal (000s)	Value
Invesco Finance PLC
3.13%, 11/30/22	$200	$196,778
Jefferies Group LLC
5.13%, 01/20/23	185	193,854
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	150	145,487
ORIX Corp.
2.90%, 07/18/22	125	121,011
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	235	230,937
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	660	648,503

		3,361,339
ELECTRIC — 3.65%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	85	82,698
American Electric Power Co. Inc.
Series F
2.95%, 12/15/22 (Call 09/15/22)	185	180,401
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	105	103,303
Dominion Energy Inc.
Series B
2.75%, 09/15/22 (Call 06/15/22)	100	96,063
DTE Energy Co.
Series B
3.30%, 06/15/22 (Call 04/15/22)	100	98,872
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	225	220,732
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	200	196,520
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	202,792
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	325	332,384
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	110	111,637
Georgia Power Co.
2.85%, 05/15/22	100	97,370
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	97,501

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	$155	$158,807
7.00%, 09/01/22	100	113,992
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	190,446
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	250	248,833
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	135	144,026
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	75,101
Virginia Electric & Power Co.
Series C
2.75%, 03/15/23 (Call 12/15/22)	205	198,360

		2,949,838
ELECTRONICS — 0.55%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	150	147,293
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	245,882
Jabil Inc.
4.70%, 09/15/22	50	51,290

		444,465
ENVIRONMENTAL CONTROL — 0.52%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	270	270,629
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	150	147,215

		417,844
FOOD — 1.84%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	314	308,272
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)	100	102,271
Kraft Heinz Foods Co.
3.50%, 06/06/22	425	422,990
3.50%, 07/15/22 (Call 05/15/22)	250	248,795
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	150	145,260
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	250	258,480

		1,486,068

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.24%
Stanley Black & Decker Inc.
2.90%, 11/01/22	$200	$195,602

		195,602
HEALTH CARE — PRODUCTS — 1.23%
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)[a]	375	363,045
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	99,706
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	270	263,736
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	275	269,882

		996,369
HEALTH CARE — SERVICES — 1.92%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	150	144,627
Anthem Inc.
3.30%, 01/15/23	525	516,758
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	160	157,192
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	200	201,284
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	150	145,683
2.88%, 03/15/23	400	390,508

		1,556,052
HOME BUILDERS — 0.19%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	150	151,349

		151,349
HOUSEHOLD PRODUCTS & WARES — 0.30%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	97,357
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	150	148,824

		246,181
INSURANCE — 2.84%
American International Group Inc.
4.88%, 06/01/22[a]	400	418,424

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	$200	$199,328
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)[a]	275	268,188
3.00%, 02/11/23	285	282,597
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	290,535
2.88%, 11/03/22 (Call 09/03/22)	125	122,744
Fidelity National Financial Inc.
5.50%, 09/01/22	50	53,535
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	275	291,274
MetLife Inc.
3.05%, 12/15/22	190	186,519
Primerica Inc.
4.75%, 07/15/22	75	77,875
Voya Financial Inc.
5.50%, 07/15/22	100	107,135

		2,298,154
INTERNET — 1.18%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	420	407,627
Baidu Inc.
3.50%, 11/28/22	200	197,122
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	365	351,360

		956,109
IRON & STEEL — 0.17%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	135	138,931

		138,931
MACHINERY — 1.45%
ABB Finance USA Inc.
2.88%, 05/08/22	250	245,565
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	300	292,233
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	325	316,508
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	97,274

Security	Principal (000s)	Value
John Deere Capital Corp.
2.80%, 03/06/23	$225	$219,089

		1,170,669
MANUFACTURING — 1.92%
3M Co.
2.00%, 06/26/22	250	239,705
Eaton Corp.
2.75%, 11/02/22	325	315,101
General Electric Co.
2.70%, 10/09/22	275	265,295
3.10%, 01/09/23	400	391,004
3.15%, 09/07/22	350	344,501

		1,555,606
MEDIA — 3.65%
21st Century Fox America Inc.
3.00%, 09/15/22	300	294,243
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	25	23,564
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	675	687,892
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	185	231,629
Comcast Corp.
3.13%, 07/15/22	400	396,788
Discovery Communications LLC
3.30%, 05/15/22	175	172,128
NBCUniversal Media LLC
2.88%, 01/15/23	400	390,116
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	97,676
Time Warner Entertainment Co. LP
8.38%, 03/15/23	200	235,644
Time Warner Inc.
3.40%, 06/15/22	195	193,600
Walt Disney Co. (The)
2.35%, 12/01/22	235	226,378

		2,949,658
METAL FABRICATE & HARDWARE — 0.24%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	200	193,230

		193,230

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
MINING — 0.36%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	$245	$241,394
Southern Copper Corp.
3.50%, 11/08/22	50	49,713

		291,107
OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	100	97,012

		97,012
OIL & GAS — 5.36%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	325	320,772
BP Capital Markets PLC
2.50%, 11/06/22	575	553,972
3.25%, 05/06/22	55	54,852
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	200	193,098
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	400	386,124
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	200	191,236
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	250	246,522
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	250	239,342
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	100	96,600
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	250	245,180
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	150	151,839
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	220	210,333
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)[a]	125	121,920
2.70%, 02/15/23 (Call 11/15/22)	200	194,226
Phillips 66
4.30%, 04/01/22	405	418,815
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	130	131,954
Shell International Finance BV
2.38%, 08/21/22	400	386,636

Security	Principal (000s)	Value
Total Capital International SA
2.70%, 01/25/23	$200	$193,974

		4,337,395
OIL & GAS SERVICES — 0.41%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	300	286,116
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[b]	50	48,299

		334,415
PACKAGING & CONTAINERS — 0.19%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	75	75,809
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	75	75,865

		151,674
PHARMACEUTICALS — 6.51%
AbbVie Inc.
2.90%, 11/06/22	750	729,802
3.20%, 11/06/22 (Call 09/06/22)	150	147,671
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	525	509,491
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)[a]	25	23,996
Bristol-Myers Squibb Co.
2.00%, 08/01/22	305	291,434
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)[a]	300	288,285
3.20%, 03/15/23	75	73,187
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	385	369,939
3.50%, 07/20/22 (Call 05/20/22)[a]	300	298,512
3.70%, 03/09/23 (Call 02/09/23)	550	547,838
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	235	228,718
GlaxoSmithKline Capital PLC
2.85%, 05/08/22[a]	400	393,676
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	200	191,928
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	250	242,450
Novartis Capital Corp.
2.40%, 09/21/22[a]	525	507,271

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	$425	$419,008

		5,263,206
PIPELINES — 2.47%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	175	170,411
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	150	155,585
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	235	232,302
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	146,301
3.95%, 09/01/22 (Call 06/01/22)	400	400,968
MPLX LP
5.50%, 02/15/23 (Call 05/31/18)	160	163,805
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	132,814
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	130	122,074
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	50	48,477
TransCanada PipeLines Ltd.
2.50%, 08/01/22	175	168,585
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	98,976
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	160	156,094

		1,996,392
REAL ESTATE INVESTMENT TRUSTS — 4.23%
American Tower Corp.
3.50%, 01/31/23	245	241,521
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	335	338,394
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	165	164,404
Crown Castle International Corp.
5.25%, 01/15/23	550	579,986
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	100	102,768

Security	Principal (000s)	Value
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	$100	$95,082
3.63%, 10/01/22 (Call 07/03/22)	100	99,422
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	100,750
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	97,692
4.00%, 12/01/22 (Call 10/01/22)	150	150,772
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	103,087
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)	75	76,893
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	74,646
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)	100	98,471
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	203,774
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	100	99,385
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	295	284,867
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	270	264,751
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	50	49,317
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	200	199,698

		3,425,680
RETAIL — 2.47%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	275	276,988
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	320	313,280
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	150	146,741
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	250	250,125
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	175	163,881
QVC Inc.
4.38%, 03/15/23	220	219,074

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	$25	$24,076
Walgreen Co.
3.10%, 09/15/22[a]	370	362,015
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	250	241,877

		1,998,057
SAVINGS & LOANS — 0.12%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	100,103

		100,103
SEMICONDUCTORS — 2.05%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	250	236,413
Intel Corp.
2.70%, 12/15/22	625	611,981
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	98,378
QUALCOMM Inc.
3.00%, 05/20/22	580	565,349
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	150	142,737

		1,654,858
SOFTWARE — 2.38%
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	199,794
Microsoft Corp.
2.13%, 11/15/22[a]	150	144,063
2.65%, 11/03/22 (Call 09/03/22)	200	196,254
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	505	492,582
2.50%, 10/15/22	620	601,939
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	300	288,384

		1,923,016
TELECOMMUNICATIONS — 3.87%
America Movil SAB de CV
3.13%, 07/16/22	400	392,020
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	350	335,678
3.00%, 06/30/22 (Call 04/30/22)	510	498,051
3.60%, 02/17/23 (Call 12/17/22)	275	273,765

Security	Principal or Shares (000s)	Value
Cisco Systems Inc.
2.60%, 02/28/23	$275	$266,920
Motorola Solutions Inc.
3.50%, 03/01/23	70	68,256
3.75%, 05/15/22[a]	300	298,752
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	125	122,191
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	390	373,015
Vodafone Group PLC
2.50%, 09/26/22	110	104,873
2.95%, 02/19/23	410	395,564

		3,129,085
TEXTILES — 0.13%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	101,144

		101,144
TRANSPORTATION — 1.97%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	245	240,453
3.05%, 09/01/22 (Call 06/01/22)	150	148,744
FedEx Corp.
2.63%, 08/01/22	225	218,664
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	195,084
3.00%, 04/01/22 (Call 01/01/22)	125	123,553
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	50	49,474
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	120	117,925
4.16%, 07/15/22 (Call 04/15/22)	100	103,231
United Parcel Service Inc.
2.45%, 10/01/22	410	397,528

		1,594,656

TOTAL CORPORATE BONDS & NOTES
(Cost: $78,620,523)		76,911,866

INVESTMENT COMPANIES — 3.76%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF[c]	129	3,042,491

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,042,491

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 5.85%

MONEY MARKET FUNDS — 5.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,e,f]	4,387	$4,387,234
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,e]	344	343,910

		4,731,144

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,730,762)		4,731,144

Value
TOTAL INVESTMENTS IN SECURITIES —104.67%
(Cost: $86,325,538)	$84,685,501
Other Assets, Less Liabilities — (4.67)%	(3,775,590)

NET ASSETS — 100.00%	$80,909,911

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ Shares held at 10/31/17 (000s)	Principal/ Shares purchased (000s)	Principal/ Shares sold (000s)	Principal/ Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,433	—	(46)[b]	4,387	$4,387,234	$7,674	[c]	$(894)	$(88)
BlackRock Cash Funds: Treasury, SL Agency Shares	753	—	(409)[b]	344	343,910	2,574		—	—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	129	—	—	129	3,042,491	42,168		—	(124,459)
PNC Bank N.A.
2.70%, 11/01/22	$250	$—	$—	$250	240,580	3,517		—	(10,846)
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22	375	—	—	375	364,762	5,345		—	(15,137)

					$8,378,977	$61,278		$(894)	$(150,530)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 TERM CORPORATE ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$76,911,866	$—	$76,911,866
Investment companies	3,042,491	—	—	3,042,491
Money market funds	4,731,144	—	—	4,731,144

Total	$7,773,635	$76,911,866	$—	$84,685,501

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2020 Term Corporate ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$92,496,916	$45,201,187	$106,085,245
Affiliated (Note 2)	7,351,855	2,520,792	12,834,203

Total cost of investments in securities	$99,848,771	$47,721,979	$118,919,448

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$91,345,068	$44,172,528	$105,068,137
Affiliated (Note 2)	7,352,228	2,520,950	12,900,680
Receivables:
Investment securities sold	106,755	—	—
Dividends and interest	724,185	368,775	858,996

Total Assets	99,528,236	47,062,253	118,827,813

LIABILITIES
Payables:
Investment securities purchased	1,001,950	247,434	249,755
Collateral for securities on loan (Note 1)	4,881,815	2,016,585	6,008,788
Investment advisory fees (Note 2)	7,576	3,663	8,619

Total Liabilities	5,891,341	2,267,682	6,267,162

NET ASSETS	$93,636,895	$44,794,571	$112,560,651

Net assets consist of:
Paid-in capital	$95,641,369	$46,596,080	$113,528,292
Undistributed net investment income	148,618	106,130	194,675
Accumulated net realized loss	(1,001,617)	(879,138)	(211,685)
Net unrealized depreciation	(1,151,475)	(1,028,501)	(950,631)

NET ASSETS	$93,636,895	$44,794,571	$112,560,651

Shares outstanding[b]	3,850,000	1,900,000	4,350,000

Net asset value per share	$24.32	$23.58	$25.88

[a]	Securities on loan with values of $4,734,702, $1,952,210 and $5,835,389, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2018

iShares iBonds Mar 2023 Term Corporate ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$77,996,978
Affiliated (Note 2)	8,328,560

Total cost of investments in securities	$86,325,538

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$76,306,524
Affiliated (Note 2)	8,378,977
Receivables:
Investment securities sold	194,188
Dividends and interest	671,784

Total Assets	85,551,473

LIABILITIES
Payables:
Investment securities purchased	248,288
Collateral for securities on loan (Note 1)	4,386,837
Investment advisory fees (Note 2)	6,437

Total Liabilities	4,641,562

NET ASSETS	$80,909,911

Net assets consist of:
Paid-in capital	$82,866,449
Undistributed net investment income	205,121
Accumulated net realized loss	(521,622)
Net unrealized depreciation	(1,640,037)

NET ASSETS	$80,909,911

Shares outstanding[b]	3,150,000

Net asset value per share	$25.69

[a]	Securities on loan with values of $4,257,654. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	iShares iBonds Mar 2020 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$7,665	$1,877	$36,692
Interest — unaffiliated	910,513	646,456	1,083,372
Interest — affiliated (Note 2)	—	—	12,806
Securities lending income — affiliated — net (Note 2)	3,682	4,094	3,750

Total investment income	921,860	652,427	1,136,620

EXPENSES
Investment advisory fees (Note 2)	46,612	22,824	51,496
Proxy fees	9	5	10

Total expenses	46,621	22,829	51,506
Less investment advisory fees waived (Note 2)	(485)	(125)	(2,079)

Net expenses	46,136	22,704	49,427

Net investment income	875,724	629,723	1,087,193

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,952)	(1,461)	(22,982)
Investments — affiliated (Note 2)	(567)	(234)	(118)
In-kind redemptions — unaffiliated	—	14,735	116
In-kind redemptions — affiliated (Note 2)	—	—	324

Net realized gain (loss)	(17,519)	13,040	(22,660)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(1,167,171)	(1,728,112)	(1,253,527)
Investments — affiliated (Note 2)	141	(151)	(58,574)

Net change in unrealized appreciation/depreciation	(1,167,030)	(1,728,263)	(1,312,101)

Net realized and unrealized loss	(1,184,549)	(1,715,223)	(1,334,761)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(308,825)	$(1,085,500)	$(247,568)

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2018

iShares iBonds Mar 2023 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$44,742
Interest — unaffiliated	1,238,218
Interest — affiliated (Note 2)	8,862
Securities lending income — affiliated — net (Note 2)	7,674

Total investment income	1,299,496

EXPENSES
Investment advisory fees (Note 2)	42,467
Proxy fees	9

Total expenses	42,476
Less investment advisory fees waived (Note 2)	(1,718)

Net expenses	40,758

Net investment income	1,258,738

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,599)
Investments — affiliated (Note 2)	(894)
In-kind redemptions — unaffiliated	49,913

Net realized gain	42,420

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(3,070,755)
Investments — affiliated (Note 2)	(150,530)

Net change in unrealized appreciation/depreciation	(3,221,285)

Net realized and unrealized loss	(3,178,865)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,920,127)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF		iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$875,724	$1,611,314	$629,723	$1,242,899
Net realized gain (loss)	(17,519)	42,674	13,040	14,634
Net change in unrealized appreciation/depreciation	(1,167,030)	(699,917)	(1,728,263)	(511,358)

Net increase (decrease) in net assets resulting from operations	(308,825)	954,071	(1,085,500)	746,175

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(856,710)	(1,589,948)	(629,267)	(1,225,588)

Total distributions to shareholders	(856,710)	(1,589,948)	(629,267)	(1,225,588)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	17,239,803	—	6,038,210
Cost of shares redeemed	—	(7,371,888)	(1,206,767)	—

Net increase (decrease) in net assets from capital share transactions	—	9,867,915	(1,206,767)	6,038,210

INCREASE (DECREASE) IN NET ASSETS	(1,165,535)	9,232,038	(2,921,534)	5,558,797

NET ASSETS
Beginning of period	94,802,430	85,570,392	47,716,105	42,157,308

End of period	$93,636,895	$94,802,430	$44,794,571	$47,716,105

Undistributed net investment income included in net assets at end of period	$148,618	$129,604	$106,130	$105,674

SHARES ISSUED AND REDEEMED
Shares sold	—	700,000	—	250,000
Shares redeemed	—	(300,000)	(50,000)	—

Net increase (decrease) in shares outstanding	—	400,000	(50,000)	250,000

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Mar 2020 Term Corporate ETF		iShares iBonds Mar 2023 Term Corporate ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,087,193	$1,898,730	$1,258,738	$2,468,420
Net realized gain (loss)	(22,660)	168,217	42,420	61,245
Net change in unrealized appreciation/depreciation	(1,312,101)	(774,595)	(3,221,285)	(750,411)

Net increase (decrease) in net assets resulting from operations	(247,568)	1,292,352	(1,920,127)	1,779,254

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,051,855)	(1,876,492)	(1,259,363)	(2,429,003)

Total distributions to shareholders	(1,051,855)	(1,876,492)	(1,259,363)	(2,429,003)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,413,757	10,479,089	1,330,147	7,878,801
Cost of shares redeemed	(2,601,309)	(13,066,715)	(5,204,103)	(1,306,592)

Net increase (decrease) in net assets from capital share transactions	20,812,448	(2,587,626)	(3,873,956)	6,572,209

INCREASE (DECREASE) IN NET ASSETS	19,513,025	(3,171,766)	(7,053,446)	5,922,460

NET ASSETS
Beginning of period	93,047,626	96,219,392	87,963,357	82,040,897

End of period	$112,560,651	$93,047,626	$80,909,911	$87,963,357

Undistributed net investment income included in net assets at end of period	$194,675	$159,337	$205,121	$205,746

SHARES ISSUED AND REDEEMED
Shares sold	900,000	400,000	50,000	300,000
Shares redeemed	(100,000)	(500,000)	(200,000)	(50,000)

Net increase (decrease) in shares outstanding	800,000	(100,000)	(150,000)	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2020 Term Corporate ex-Financials ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016[b]	Year ended Oct. 31, 2015[b]	Year ended Oct. 31, 2014[b]	Period from Apr. 17, 2013[a] to Oct. 31, 2013[b]
Net asset value, beginning of period	$24.62	$24.80	$24.56	$24.55	$24.12	$24.88

Income from investment operations:
Net investment income[c]	0.23	0.46	0.50	0.53	0.52	0.25
Net realized and unrealized gain (loss)[d]	(0.31)	(0.19)	0.25	0.02	0.42	(0.81)

Total from investment operations	(0.08)	0.27	0.75	0.55	0.94	(0.56)

Less distributions from:
Net investment income	(0.22)	(0.45)	(0.51)	(0.54)	(0.51)	(0.20)

Total distributions	(0.22)	(0.45)	(0.51)	(0.54)	(0.51)	(0.20)

Net asset value, end of period	$24.32	$24.62	$24.80	$24.56	$24.55	$24.12

Total return	(0.31)%[e]	1.12%	3.09%	2.23%	3.96%	(2.24)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$93,637	$94,802	$85,570	$58,951	$54,015	$57,884
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets[f]	1.88%	1.86%	2.04%	2.17%	2.13%	1.89%
Portfolio turnover rate[g]	2%[e]	11%	8%	35%	43%	2%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ex-Financials ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016[b]	Year ended Oct. 31, 2015[b]	Year ended Oct. 31, 2014[b]	Period from Apr. 17, 2013[a] to Oct. 31, 2013[b]
Net asset value, beginning of period	$24.47	$24.80	$24.01	$24.02	$23.33	$24.88

Income from investment operations:
Net investment income[c]	0.33	0.66	0.68	0.69	0.68	0.34
Net realized and unrealized gain (loss)[d]	(0.89)	(0.33)	0.79	(0.01)	0.68	(1.63)

Total from investment operations	(0.56)	0.33	1.47	0.68	1.36	(1.29)

Less distributions from:
Net investment income	(0.33)	(0.66)	(0.68)	(0.69)	(0.67)	(0.26)

Total distributions	(0.33)	(0.66)	(0.68)	(0.69)	(0.67)	(0.26)

Net asset value, end of period	$23.58	$24.47	$24.80	$24.01	$24.02	$23.33

Total return	(2.32)%[e]	1.37%	6.24%	2.86%	5.93%	(5.14)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,795	$47,716	$42,157	$38,411	$52,843	$41,998
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%	n/a	n/a
Ratio of net investment income to average net assets[f]	2.76%	2.72%	2.77%	2.86%	2.86%	2.73%
Portfolio turnover rate[g]	1%[e]	10%	12%	17%	8%	1%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2020 Term Corporate ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016[b]	Year ended Oct. 31, 2015[b]	Year ended Oct. 31, 2014[b]	Period from Jul. 9, 2013[a] to Oct. 31, 2013[b]
Net asset value, beginning of period	$26.21	$26.36	$26.06	$26.08	$25.65	$24.99

Income from investment operations:
Net investment income[c]	0.27	0.55	0.58	0.61	0.70	0.21
Net realized and unrealized gain (loss)[d]	(0.33)	(0.15)	0.30	(0.01)	0.41	0.62

Total from investment operations	(0.06)	0.40	0.88	0.60	1.11	0.83

Less distributions from:
Net investment income	(0.27)	(0.55)	(0.58)	(0.62)	(0.68)	(0.17)

Total distributions	(0.27)	(0.55)	(0.58)	(0.62)	(0.68)	(0.17)

Net asset value, end of period	$25.88	$26.21	$26.36	$26.06	$26.08	$25.65

Total return	(0.23)%[e]	1.54%	3.46%	2.30%	4.36%	3.36%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$112,561	$93,048	$96,219	$78,167	$26,076	$10,262
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.09%	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.11%	2.11%	2.23%	2.33%	2.70%	2.68%
Portfolio turnover rate[g]	2%[e]	6%	9%	3%	9%	6%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Mar 2023 Term Corporate ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016[b]	Year ended Oct. 31, 2015[b]	Year ended Oct. 31, 2014[b]	Period from Jul. 9, 2013[a] to Oct. 31, 2013[b]
Net asset value, beginning of period	$26.66	$26.90	$25.91	$26.18	$25.36	$24.99

Income from investment operations:
Net investment income[c]	0.38	0.77	0.79	0.81	0.87	0.25
Net realized and unrealized gain (loss)[d]	(0.97)	(0.25)	0.99	(0.27)	0.80	0.32

Total from investment operations	(0.59)	0.52	1.78	0.54	1.67	0.57

Less distributions from:
Net investment income	(0.38)	(0.76)	(0.79)	(0.81)	(0.85)	(0.20)

Total distributions	(0.38)	(0.76)	(0.79)	(0.81)	(0.85)	(0.20)

Net asset value, end of period	$25.69	$26.66	$26.90	$25.91	$26.18	$25.36

Total return	(2.22)%[e]	2.01%	6.99%	2.07%	6.68%	2.33%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$80,910	$87,963	$82,041	$62,186	$26,178	$10,144
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.09%	0.09%	0.08%	0.07%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.96%	2.92%	3.01%	3.11%	3.36%	3.20%
Portfolio turnover rate[g]	1%[e]	12%	6%	6%	3%	2%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on July 22, 2016.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Mar 2020 Term Corporate ex-Financials	Diversified
iBonds Mar 2023 Term Corporate ex-Financials	Diversified
iBonds Mar 2020 Term Corporate	Diversified
iBonds Mar 2023 Term Corporate	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Mar 2020 Term Corporate ex-Financials
BNP Paribas Prime Brokerage International Ltd.	$227,405	$227,405	$—
Citigroup Global Markets Inc.	631,865	631,865	—
JPMorgan Securities LLC	2,577,248	2,577,248	—
Merrill Lynch, Pierce, Fenner & Smith	679,439	679,439	—
Morgan Stanley & Co. LLC	453,762	453,762	—
RBC Capital Markets LLC	99,310	99,310	—
Wells Fargo Securities LLC	65,673	65,673	—

	$4,734,702	$4,734,702	$—

iBonds Mar 2023 Term Corporate ex-Financials
BNP Paribas New York Branch	24,369	24,369	$—
Deutsche Bank Securities Inc.	24,883	24,883	—
Jefferies LLC	95,769	95,769	—
JPMorgan Securities LLC	505,582	505,582	—
Merrill Lynch, Pierce, Fenner & Smith	241,799	241,799	—
Morgan Stanley & Co. LLC	238,927	238,927	—
Wells Fargo Securities LLC	820,881	820,881	—

	$1,952,210	$1,952,210	$—

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Mar 2020 Term Corporate
BNP Paribas Prime Brokerage International Ltd.	$74,217	$74,217	$—
Deutsche Bank Securities Inc.	102,588	102,588	—
Goldman Sachs & Co.	338,332	338,332	—
HSBC Securities (USA) Inc.	1,219,845	1,219,845	—
JPMorgan Securities LLC	1,357,924	1,357,924	—
Merrill Lynch, Pierce, Fenner & Smith	9,304	9,304	—
Morgan Stanley & Co. LLC	483,028	483,028	—
Nomura Securities International Inc.	196,922	196,922	—
RBS Securities Inc.	559,593	559,593	—
Wells Fargo Securities LLC	1,493,636	1,493,636	—

	$5,835,389	$5,835,389	$—

iBonds Mar 2023 Term Corporate
Barclays Capital Inc.	$229,089	$229,089	$—
Credit Suisse Securities (USA) LLC	111,962	111,962	—
Goldman Sachs & Co.	796,453	796,453	—
HSBC Securities (USA) Inc.	1,581,989	1,581,989	—
JPMorgan Securities LLC	338,202	338,202	—
Merrill Lynch, Pierce, Fenner & Smith	363,045	363,045	—
Morgan Stanley & Co. LLC	836,914	836,914	—

	$4,257,654	$4,257,654	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock.Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”).

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBonds Mar 2020 Term Corporate ex-Financials	$1,403
iBonds Mar 2023 Term Corporate ex-Financials	1,524
iBonds Mar 2020 Term Corporate	1,427
iBonds Mar 2023 Term Corporate	2,872

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

iShares ETF	Purchases	Sales
iBonds Mar 2020 Term Corporate ex-Financials	$1,795,365	$2,064,370
iBonds Mar 2023 Term Corporate ex-Financials	939,726	609,294
iBonds Mar 2020 Term Corporate	8,283,138	2,256,521
iBonds Mar 2023 Term Corporate	1,596,746	1,101,086

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Mar 2023 Term Corporate ex-Financials	$—	$1,180,750
iBonds Mar 2020 Term Corporate	16,546,997	2,541,056
iBonds Mar 2023 Term Corporate	1,243,022	5,008,749

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2017, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Mar 2020 Term Corporate ex-Financials	$943,129
iBonds Mar 2023 Term Corporate ex-Financials	887,816
iBonds Mar 2020 Term Corporate	188,812
iBonds Mar 2023 Term Corporate	559,265

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Mar 2020 Term Corporate ex-Financials	$99,889,739	$4,243	$(1,196,686)	$(1,192,443)
iBonds Mar 2023 Term Corporate ex-Financials	47,726,341	27,519	(1,060,382)	(1,032,863)
iBonds Mar 2020 Term Corporate	118,919,661	84,324	(1,035,168)	(950,844)
iBonds Mar 2023 Term Corporate	86,330,315	121,527	(1,766,341)	(1,644,814)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Mar 2020 Term Corporate ex-Financials	$0.222522	$—	$—	$0.222522	100%	—%	—%	100%
iBonds Mar 2023 Term Corporate ex-Financials	0.326886	—	—	0.326886	100	—	—	100
iBonds Mar 2020 Term Corporate	0.269141	—	—	0.269141	100	—	—	100
iBonds Mar 2023 Term Corporate	0.383548	—	—	0.383548	100	—	—	100

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	65

Notes:

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1007-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Dec 2018 Term Corporate ETF | IBDH | NYSE Arca
➢	iShares iBonds Dec 2019 Term Corporate ETF I IBDK I NYSE Arca
➢	iShares iBonds Dec 2020 Term Corporate ETF I IBDL I NYSE Arca
➢	iShares iBonds Dec 2021 Term Corporate ETF I IBDM I NYSE Arca
➢	iShares iBonds Dec 2022 Term Corporate ETF I IBDN I NYSE Arca
➢	iShares iBonds Dec 2023 Term Corporate ETF I IBDO I NYSE Arca
➢	iShares iBonds Dec 2024 Term Corporate ETF I IBDP I NYSE Arca
➢	iShares iBonds Dec 2025 Term Corporate ETF I IBDQ I NYSE Arca
➢	iShares iBonds Dec 2026 Term Corporate ETF I IBDR I NYSE Arca
➢	iShares iBonds Dec 2027 Term Corporate ETF I IBDS I NYSE Arca

Fund Performance Overview

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2018 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2018, as represented by the Bloomberg Barclays December 2018 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.68%, net of fees, while the total return for the Index was 0.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.51%	1.31%	1.48%	1.51%	1.31%	1.48%
Since Inception	1.59%	1.58%	1.70%	6.38%	6.36%	6.85%

The inception date of the Fund was 5/28/14. The first day of secondary market trading was 5/29/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.80	$0.45	$1,000.00	$1,024.30	$0.45	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	1.62%
Aa	12.17
A	27.36
Baa	21.88
Ba	0.77
Not Rated	0.53
Short-Term and Other Net Assets	35.67

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

Apple Inc., 1.00%, 05/03/18	1.15%
JPMorgan Chase & Co., 1.63%, 05/15/18	0.98
Goldman Sachs Group Inc. (The), 2.90%, 07/19/18	0.86
Citigroup Inc., 2.05%, 12/07/18	0.85
International Business Machines Corp., 7.63%, 10/15/18	0.82

TOTAL	4.66%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2019 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2019, as represented by the Bloomberg Barclays December 2019 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.09%, net of fees, while the total return for the Index was 0.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.05%	1.00%	1.12%	1.05%	1.00%	1.12%
Since Inception	1.85%	1.87%	2.00%	5.95%	6.00%	6.41%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.90	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	1.58%
Aa	15.78
A	43.20
Baa	33.09
Ba	2.24
Not Rated	1.11
Short-Term and Other Net Assets	3.00

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

Dell International LLC/EMC Corp., 3.48%, 06/01/19	0.84%
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	0.76
JPMorgan Chase & Co., 6.30%, 04/23/19	0.67
Morgan Stanley, 5.63%, 09/23/19	0.64
Dow Chemical Co. (The), 8.55%, 05/15/19	0.62

TOTAL	3.53%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2020 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2020, as represented by the Bloomberg Barclays December 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -0.82%, net of fees, while the total return for the Index was -0.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.40%	0.28%	0.48%	0.40%	0.28%	0.48%
Since Inception	2.18%	2.19%	2.32%	7.62%	7.67%	8.14%

The inception date of the Fund was 12/2/14. The first day of secondary market trading was 12/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$991.80	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	1.87%
Aa	10.81
A	44.35
Baa	38.39
Ba	1.97
Not Rated	0.84
Short-Term and Other Net Assets	1.77

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1.02%
Allergan Funding SCS, 3.00%, 03/12/20	0.80
AbbVie Inc., 2.50%, 05/14/20	0.80
Citigroup Inc., 2.65%, 10/26/20	0.74
JPMorgan Chase & Co., 2.25%, 01/23/20	0.73

TOTAL	4.09%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2021 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2021, as represented by the Bloomberg Barclays December 2021 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -1.29%, net of fees, while the total return for the Index was -1.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.23%	0.10%	0.26%	0.23%	0.10%	0.26%
Since Inception	1.89%	1.92%	2.04%	6.07%	6.16%	6.55%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.10	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	1.65%
Aa	11.50
A	42.53
Baa	39.31
Ba	1.95
Not Rated	0.93
Short-Term and Other Net Assets	2.13

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21	1.51%
Dell International LLC/EMC Corp., 4.42%, 06/15/21	1.01
Oracle Corp., 1.90%, 09/15/21	0.83
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	0.72
Deutsche Bank AG, 4.25%, 10/14/21	0.71

TOTAL	4.78%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2022 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2022, as represented by the Bloomberg Barclays December 2022 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.02%, net of fees, while the total return for the Index was -1.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.22)%	(0.43)%	(0.17)%	(0.22)%	(0.43)%	(0.17)%
Since Inception	2.15%	2.16%	2.27%	6.92%	6.96%	7.31%

The inception date of the Fund was 3/10/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$979.80	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	1.48%
Aa	7.48
A	39.99
Baa	45.07
Ba	3.26
Not Rated	1.09
Short-Term and Other Net Assets	1.63

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

Goldman Sachs Group Inc. (The), 5.75%, 01/24/22	1.11%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22	0.84
Cooperatieve Rabobank UA, 3.88%, 02/08/22	0.84
Wells Fargo & Co., 2.63%, 07/22/22	0.75
JPMorgan Chase & Co., 3.25%, 09/23/22	0.74

TOTAL	4.28%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2023 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2023, as represented by the Bloomberg Barclays December 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.40%, net of fees, while the total return for the Index was -2.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.14)%	(0.22)%	(0.07)%	(0.14)%	(0.22)%	(0.07)%
Since Inception	2.29%	2.35%	2.32%	7.37%	7.58%	7.47%
The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$976.00	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	2.41%
Aa	9.90
A	35.75
Baa	47.54
Ba	1.63
Not Rated	1.08
Short-Term and Other Net Assets	1.69

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

Verizon Communications Inc., 5.15%, 09/15/23	1.65%
Apple Inc., 2.40%, 05/03/23	1.51
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23	1.49
CVS Health Corp., 3.70%, 03/09/23	1.41
Bank of America Corp., 3.30%, 01/11/23	1.37

TOTAL	7.43%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2024, as represented by the Bloomberg Barclays December 2024 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.83%, net of fees, while the total return for the Index was -2.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.08)%	(0.32)%	0.01%	(0.08)%	(0.32)%	0.01%
Since Inception	2.20%	2.22%	2.41%	7.06%	7.13%	7.76%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$971.70	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	1.33%
Aa	7.48
A	35.38
Baa	48.47
Ba	3.95
Not Rated	1.46
Short-Term and Other Net Assets	1.93

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

Morgan Stanley, 3.88%, 04/29/24	1.17%
Apple Inc., 3.45%, 05/06/24	1.14
Bank of America Corp., 4.20%, 08/26/24	1.13
Goldman Sachs Group Inc. (The), 4.00%, 03/03/24	1.12
Verizon Communications Inc., 3.50%, 11/01/24	1.09

TOTAL	5.65%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2025, as represented by the Bloomberg Barclays December 2025 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -3.04%, net of fees, while the total return for the Index was -3.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.15)%	(0.44)%	(0.08)%	(0.15)%	(0.44)%	(0.08)%
Since Inception	2.16%	2.16%	2.30%	6.94%	6.93%	7.39%

The inception date of the Fund was 3/11/15. The first day of secondary market trading was 3/12/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$969.60	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	2.47%
Aa	6.26
A	32.36
Baa	52.73
Ba	3.43
Not Rated	1.39
Short-Term and Other Net Assets	1.36

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

AT&T Inc., 3.40%, 05/15/25	1.55%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	1.44
CVS Health Corp., 4.10%, 03/25/25	1.40
Visa Inc., 3.15%, 12/14/25	1.38
Medtronic Inc., 3.50%, 03/15/25	1.35

TOTAL	7.12%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2026, as represented by the Bloomberg Barclays December 2026 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -3.52%, net of fees, while the total return for the Index was -3.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.78)%	(0.95)%	(0.66)%	(0.78)%	(0.95)%	(0.66)%
Since Inception	(0.67)%	(0.63)%	(0.48)%	(1.09)%	(1.02)%	(0.78)%

The inception date of the Fund was 9/13/16. The first day of secondary market trading was 9/15/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$964.80	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	2.31%
Aa	6.60
A	36.04
Baa	50.54
Ba	2.17
Not Rated	0.84
Short-Term and Other Net Assets	1.50

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	2.70%
Dell International LLC/EMC Corp., 6.02%, 06/15/26	1.41
JPMorgan Chase & Co., 3.30%, 04/01/26	1.13
Microsoft Corp., 2.40%, 08/08/26	1.08
Wells Fargo & Co., 3.00%, 04/22/26	1.07

TOTAL	7.39%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing in 2027, as represented by the Bloomberg Barclays December 2027 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -3.69%, net of fees, while the total return for the Index was -3.56%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(3.31)%	(3.27)%	(3.23)%

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$963.10	$0.49	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating*	Percentage of Net Assets

Aaa	2.09%
Aa	4.76
A	33.54
Baa	52.32
Ba	4.20
Not Rated	1.59
Short-Term and Other Net Assets	1.50

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/18

Security	Percentage of Net Assets

Microsoft Corp., 3.30%, 02/06/27	1.67%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	1.65
AT&T Inc., 3.90%, 08/14/27	1.57
BAT Capital Corp., 3.56%, 08/15/27	1.30
Citigroup Inc., 4.45%, 09/29/27	1.27

TOTAL	7.46%

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 64.33%

AEROSPACE & DEFENSE — 0.89%
Lockheed Martin Corp.
1.85%, 11/23/18	$842	$840,517
Northrop Grumman Corp.
1.75%, 06/01/18	1,007	1,006,507
United Technologies Corp.
1.78%, 05/04/18[a]	1,345	1,344,946

		3,191,970
AGRICULTURE — 1.09%
Altria Group Inc.
9.70%, 11/10/18	571	591,756
Philip Morris International Inc.
5.65%, 05/16/18	2,131	2,133,834
Reynolds American Inc.
2.30%, 06/12/18	1,162	1,161,861

		3,887,451
APPAREL — 0.06%
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	200	199,850

		199,850
AUTO MANUFACTURERS — 4.15%
American Honda Finance Corp.
1.50%, 11/19/18	415	412,730
1.60%, 07/13/18[b]	555	554,290
2.13%, 10/10/18[b]	1,039	1,037,556
Ford Motor Credit Co. LLC
2.24%, 06/15/18[b]	1,800	1,799,676
2.55%, 10/05/18	1,050	1,049,653
2.88%, 10/01/18	900	900,684
5.00%, 05/15/18	1,725	1,726,639
General Motors Co.
3.50%, 10/02/18[b]	2,281	2,288,550
General Motors Financial Co. Inc.
3.25%, 05/15/18	709	709,156
6.75%, 06/01/18	425	426,402
PACCAR Financial Corp.
1.40%, 05/18/18	450	449,838
Toyota Motor Credit Corp.
1.55%, 07/13/18	1,783	1,780,718
2.00%, 10/24/18[b]	1,729	1,725,784

		14,861,676

Security	Principal (000s)	Value
BANKS — 21.15%
Australia & New Zealand Banking Group Ltd./New York NY
2.00%, 11/16/18	$750	$747,532
Bank of America Corp.
5.65%, 05/01/18	1,710	1,710,000
6.50%, 07/15/18	565	569,531
6.88%, 11/15/18[b]	835	854,088
Series L
1.95%, 05/12/18[b]	950	949,791
Bank of America N.A.
1.75%, 06/05/18	1,000	999,600
2.05%, 12/07/18[b]	1,050	1,046,545
Bank of Montreal
1.35%, 08/28/18[b]	1,427	1,422,177
1.80%, 07/31/18	332	331,539
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	1,108	1,107,103
Bank of Nova Scotia (The)
1.70%, 06/11/18 (Call 05/11/18)	1,345	1,343,978
2.05%, 10/30/18[b]	1,548	1,545,090
BB&T Corp.
2.05%, 06/19/18 (Call 05/19/18)[b]	870	869,687
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
2.40%, 12/12/18[b]	1,509	1,510,026
2.70%, 08/20/18	1,038	1,040,066
BPCE SA
2.50%, 12/10/18	1,195	1,194,343
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	1,000	998,850
Capital One N.A.
2.35%, 08/17/18 (Call 07/17/18)	1,550	1,549,225
Citigroup Inc.
1.75%, 05/01/18	1,343	1,343,000
2.05%, 12/07/18[b]	3,065	3,055,131
2.15%, 07/30/18[b]	1,065	1,064,233
2.50%, 09/26/18[b]	1,442	1,444,423
6.13%, 05/15/18[b]	795	796,018
Citizens Bank N.A./Providence RI
2.30%, 12/03/18 (Call 11/03/18)	700	698,705

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
1.75%, 11/02/18	$1,250	$1,245,162
2.50%, 09/20/18[b]	1,500	1,499,700
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	1,000	999,130
Fifth Third Bancorp.
4.50%, 06/01/18	561	561,797
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	905	904,801
Goldman Sachs Group Inc. (The)
2.90%, 07/19/18	3,083	3,086,206
HSBC USA Inc.
2.00%, 08/07/18	800	799,176
2.63%, 09/24/18	1,000	1,000,940
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[b]	480	479,986
Huntington National Bank (The)
2.00%, 06/30/18	1,000	999,340
2.20%, 11/06/18 (Call 10/06/18)	1,250	1,247,550
JPMorgan Chase & Co.
1.63%, 05/15/18[b]	3,500	3,498,985
JPMorgan Chase Bank N.A.
1.45%, 09/21/18 (Call 08/21/18)	250	249,078
KeyBank N.A./Cleveland OH
1.70%, 06/01/18	250	249,855
KeyCorp.
2.30%, 12/13/18 (Call 11/13/18)	1,447	1,444,931
Lloyds Bank PLC
2.30%, 11/27/18	600	598,968
Morgan Stanley
2.20%, 12/07/18	784	782,424
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	250	250,067
National Australia Bank Ltd./New York
1.88%, 07/23/18[b]	750	748,920
2.30%, 07/25/18	250	249,863
National Bank of Canada
2.10%, 12/14/18[b]	1,500	1,495,905
PNC Bank N.A.
1.60%, 06/01/18 (Call 05/01/18)[c]	1,250	1,249,263
1.70%, 12/07/18 (Call 11/07/18)[b,c]	1,050	1,044,876

Security	Principal (000s)	Value
1.80%, 11/05/18 (Call 10/05/18)[c]	$750	$747,570
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	1,000	998,690
Royal Bank of Canada
1.80%, 07/30/18[b]	1,400	1,399,384
2.00%, 12/10/18[b]	2,760	2,751,140
2.20%, 07/27/18[b]	1,369	1,369,383
Santander UK PLC
2.00%, 08/24/18	615	613,985
3.05%, 08/23/18	814	815,490
Societe Generale SA
2.63%, 10/01/18	500	500,300
State Street Corp.
1.35%, 05/15/18	275	274,904
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	850	846,183
1.95%, 07/23/18[b]	750	749,287
2.50%, 07/19/18	525	525,136
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,122	1,120,889
Toronto-Dominion Bank (The)
1.45%, 09/06/18[b]	1,120	1,116,338
1.75%, 07/23/18[b]	1,627	1,624,934
2.63%, 09/10/18[b]	1,223	1,224,040
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)[b]	1,231	1,227,959
Wells Fargo Bank N.A.
1.80%, 11/28/18	1,655	1,647,652
Westpac Banking Corp.
1.55%, 05/25/18[b]	930	929,637
1.95%, 11/23/18[b]	975	971,451
2.25%, 07/30/18	1,390	1,389,402

		75,721,358
BEVERAGES — 1.20%
Anheuser-Busch InBev Worldwide Inc.
2.20%, 08/01/18	700	699,783
Coca-Cola Co. (The)
1.65%, 11/01/18[b]	1,270	1,265,504
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18[b]	732	730,455
PepsiCo Inc.
5.00%, 06/01/18	1,591	1,594,628

		4,290,370

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.66%
Amgen Inc.
6.15%, 06/01/18	$673	$674,965
Baxalta Inc.
2.00%, 06/22/18	380	379,708
Gilead Sciences Inc.
1.85%, 09/04/18	1,300	1,297,881

		2,352,554
CHEMICALS — 0.65%
Dow Chemical Co. (The)
5.70%, 05/15/18[b]	380	380,445
EI du Pont de Nemours & Co.
6.00%, 07/15/18[b]	1,092	1,100,299
Monsanto Co.
1.85%, 11/15/18	150	149,391
Praxair Inc.
1.25%, 11/07/18	710	705,683

		2,335,818
COMMERCIAL SERVICES — 0.37%
S&P Global Inc.
2.50%, 08/15/18	675	674,878
Total System Services Inc.
2.38%, 06/01/18	423	422,869
Western Union Co. (The)
3.65%, 08/22/18	225	225,945

		1,323,692
COMPUTERS — 2.97%
Apple Inc.
1.00%, 05/03/18	4,119	4,119,000
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[b]	2,690	2,692,502
International Business Machines Corp.
7.63%, 10/15/18	2,850	2,915,208
Seagate HDD Cayman
3.75%, 11/15/18	907	909,385

		10,636,095
COSMETICS & PERSONAL CARE — 0.46%
Colgate-Palmolive Co.
1.50%, 11/01/18[b]	475	472,748
Procter & Gamble Co. (The)
1.60%, 11/15/18[b]	1,166	1,160,555

		1,633,303

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.68%
Air Lease Corp.
2.63%, 09/04/18	$618	$617,950
American Express Co.
1.55%, 05/22/18	1,267	1,266,430
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	917	916,624
1.88%, 11/05/18 (Call 10/03/18)[b]	1,072	1,068,516
2.13%, 07/27/18	474	473,678
Bear Stearns Companies LLC (The)
4.65%, 07/02/18[b]	768	770,865
Capital One Bank USA N.A.
2.15%, 11/21/18 (Call 10/21/18)	1,310	1,306,384
Intercontinental Exchange Inc.
2.50%, 10/15/18	725	724,862
International Lease Finance Corp.
7.13%, 09/01/18[d]	1,025	1,038,725
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	1,353	1,404,319

		9,588,353
ELECTRIC — 3.39%
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	930	927,461
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	600	600,000
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	357	365,864
Dominion Energy Inc.
1.90%, 06/15/18	967	966,400
6.40%, 06/15/18	335	336,628
Duke Energy Carolinas LLC Series C
7.00%, 11/15/18	556	568,832
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	1,307	1,306,530
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	385	385,000
Georgia Power Co.
1.95%, 12/01/18[b]	340	338,497
Nevada Power Co.
6.50%, 08/01/18	540	545,330

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	$506	$504,335
Ohio Power Co.
6.05%, 05/01/18	150	150,000
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	451	456,994
PacifiCorp
5.65%, 07/15/18	330	332,181
Public Service Co. of New Mexico
7.95%, 05/15/18	100	100,190
Public Service Electric & Gas Co.
5.30%, 05/01/18	260	260,000
Sempra Energy
6.15%, 06/15/18	724	727,005
South Carolina Electric & Gas Co.
6.50%, 11/01/18	260	263,986
Southern California Edison Co.
5.50%, 08/15/18	350	352,632
Southern Co. (The)
1.55%, 07/01/18	725	723,913
2.45%, 09/01/18	863	861,136
Southern Power Co.
1.50%, 06/01/18	275	274,744
WEC Energy Group Inc.
1.65%, 06/15/18	785	784,239

		12,131,897
ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
5.25%, 10/15/18	255	258,012

		258,012
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
3.80%, 05/15/18	532	532,255

		532,255
FOOD — 0.99%
Hershey Co. (The)
1.60%, 08/21/18	300	299,328
Kellogg Co.
3.25%, 05/21/18	250	250,125
Kraft Heinz Foods Co.
2.00%, 07/02/18[b]	1,705	1,703,346
6.13%, 08/23/18	687	694,179

Security	Principal (000s)	Value
Kroger Co. (The)
6.80%, 12/15/18	$335	$343,331
Mondelez International Inc.
6.13%, 08/23/18	250	252,573

		3,542,882
HAND & MACHINE TOOLS — 0.37%
Stanley Black & Decker Inc.
1.62%, 11/17/18	620	618,152
2.45%, 11/17/18	721	720,438

		1,338,590
HEALTH CARE – PRODUCTS — 0.62%
Abbott Laboratories
2.00%, 09/15/18	590	588,596
Danaher Corp.
1.65%, 09/15/18[b]	1,080	1,076,900
Edwards Lifesciences Corp.
2.88%, 10/15/18	545	545,131

		2,210,627
HEALTH CARE – SERVICES — 1.12%
Aetna Inc.
1.70%, 06/07/18	1,454	1,452,677
Anthem Inc.
2.30%, 07/15/18	512	511,616
Laboratory Corp. of America Holdings
2.50%, 11/01/18	195	194,791
UnitedHealth Group Inc.
1.90%, 07/16/18[b]	1,872	1,870,035

		4,029,119
HOLDING COMPANIES – DIVERSIFIED — 0.36%
Ares Capital Corp.
4.88%, 11/30/18	1,284	1,296,005

		1,296,005
HOUSEHOLD PRODUCTS & WARES — 0.05%
Kimberly-Clark Corp.
6.25%, 07/15/18	175	176,388

		176,388
HOUSEWARES — 0.11%
Newell Brands Inc.
2.15%, 10/15/18	385	383,703

		383,703

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
INSURANCE — 1.24%
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	$187	$186,939
2.00%, 08/15/18	164	163,838
5.40%, 05/15/18[b]	1,162	1,163,313
Berkshire Hathaway Inc.
1.15%, 08/15/18	665	662,566
Chubb Corp. (The)
5.75%, 05/15/18[b]	196	196,237
MetLife Inc. Series A
6.82%, 08/15/18	953	965,389
Prudential Financial Inc.
2.30%, 08/15/18	528	527,588
XLIT Ltd.
2.30%, 12/15/18	575	572,809

		4,438,679
INTERNET — 0.47%
Baidu Inc.
3.25%, 08/06/18	1,350	1,350,553
Expedia Group Inc.
7.46%, 08/15/18	345	349,544

		1,700,097
IRON & STEEL — 0.07%
Nucor Corp.
5.85%, 06/01/18	236	236,597

		236,597
MACHINERY — 1.88%
Caterpillar Financial Services Corp.
1.70%, 06/16/18[b]	675	674,298
1.80%, 11/13/18[b]	1,396	1,390,765
7.05%, 10/01/18	170	173,104
Series G
2.45%, 09/06/18	260	259,987
John Deere Capital Corp.
1.60%, 07/13/18[b]	590	589,044
1.75%, 08/10/18	440	439,168
1.95%, 12/13/18	1,472	1,468,629
5.75%, 09/10/18	588	594,833
Roper Technologies Inc.
2.05%, 10/01/18	1,144	1,141,209

		6,731,037

Security	Principal (000s)	Value
MANUFACTURING — 0.93%
3M Co.
1.38%, 08/07/18	$385	$383,957
Eaton Corp.
5.60%, 05/15/18	345	345,379
General Electric Co.
5.63%, 05/01/18	2,163	2,163,000
Parker-Hannifin Corp.
5.50%, 05/15/18	450	450,531

		3,342,867
MEDIA — 1.32%
21st Century Fox America Inc.
7.25%, 05/18/18	370	370,792
Comcast Corp.
5.70%, 05/15/18	1,177	1,178,401
Historic TW Inc.
6.88%, 06/15/18	406	408,066
Time Warner Cable LLC
6.75%, 07/01/18	2,181	2,194,849
Walt Disney Co. (The)
1.50%, 09/17/18	594	592,747

		4,744,855
OIL & GAS — 3.66%
Apache Corp.
6.90%, 09/15/18	190	192,896
BP Capital Markets PLC
1.38%, 05/10/18	1,494	1,493,731
2.24%, 09/26/18	610	609,738
British Transco Finance Inc.
6.63%, 06/01/18	75	75,236
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)[b]	1,431	1,429,798
1.79%, 11/16/18[b]	2,565	2,557,920
EOG Resources Inc.
6.88%, 10/01/18	225	228,832
Pioneer Natural Resources Co.
6.88%, 05/01/18	450	450,000
Shell International Finance BV
1.63%, 11/10/18	2,205	2,196,753
1.90%, 08/10/18[b]	771	770,399
2.00%, 11/15/18[b]	1,184	1,181,952

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Total Capital SA
2.13%, 08/10/18	$1,228	$1,227,091
XTO Energy Inc.
6.50%, 12/15/18	665	680,927

		13,095,273
OIL & GAS SERVICES — 0.13%
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	475	474,207

		474,207
PHARMACEUTICALS — 4.65%
AbbVie Inc.
1.80%, 05/14/18	2,892	2,891,421
2.00%, 11/06/18[b]	1,255	1,251,135
AstraZeneca PLC
1.75%, 11/16/18[b]	1,160	1,155,604
Cardinal Health Inc.
1.95%, 06/15/18	457	456,739
CVS Health Corp.
1.90%, 07/20/18	1,960	1,957,707
2.25%, 12/05/18 (Call 11/05/18)	1,686	1,682,122
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	2,749	2,752,794
Johnson & Johnson
1.65%, 12/05/18[b]	574	571,526
5.15%, 07/15/18	612	615,201
Merck & Co. Inc.
1.30%, 05/18/18[b]	543	542,783
Pfizer Inc.
1.20%, 06/01/18	1,830	1,828,774
1.50%, 06/15/18	849	848,261
Pharmacia LLC
6.50%, 12/01/18[b]	100	102,271

		16,656,338
PIPELINES — 1.49%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	360	359,600
Columbia Pipeline Group Inc.
2.45%, 06/01/18	675	674,912
Energy Transfer Partners LP
2.50%, 06/15/18	1,235	1,234,753
6.70%, 07/01/18[b]	756	760,733
Enterprise Products Operating LLC
1.65%, 05/07/18	753	752,917

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
7.25%, 06/01/18	$90	$90,326
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	275	275,462
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	648	648,564
TransCanada PipeLines Ltd.
6.50%, 08/15/18	306	309,433
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	231	230,723

		5,337,423
RETAIL — 0.78%
Best Buy Co. Inc.
5.00%, 08/01/18	583	586,002
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[b]	791	790,431
McDonald’s Corp.
2.10%, 12/07/18	898	895,683
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	490	488,476
Walmart Inc.
1.95%, 12/15/18	35	34,892

		2,795,484
SEMICONDUCTORS — 0.77%
Altera Corp.
2.50%, 11/15/18	850	849,983
Maxim Integrated Products Inc.
2.50%, 11/15/18	433	432,446
QUALCOMM Inc.
1.40%, 05/18/18	1,099	1,098,615
Texas Instruments Inc.
1.00%, 05/01/18	385	385,000

		2,766,044
SOFTWARE — 1.31%
Fidelity National Information Services Inc.
2.85%, 10/15/18	740	740,822
Microsoft Corp.
1.00%, 05/01/18	120	120,000
1.30%, 11/03/18[b]	2,725	2,712,138
1.63%, 12/06/18[b]	1,123	1,118,474

		4,691,434

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
TELECOMMUNICATIONS — 1.85%
AT&T Inc.
2.38%, 11/27/18[b]	$2,267	$2,264,008
5.60%, 05/15/18	1,419	1,420,674
Cisco Systems Inc.
1.65%, 06/15/18	1,851	1,850,056
Deutsche Telekom International Finance BV
6.75%, 08/20/18	650	658,138
Vodafone Group PLC
4.63%, 07/15/18[b]	414	415,689

		6,608,565
TRANSPORTATION — 0.22%
Canadian National Railway Co.
5.55%, 05/15/18	325	325,387
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	240	239,726
Union Pacific Corp.
5.70%, 08/15/18	225	227,063

		792,176

TOTAL CORPORATE BONDS & NOTES
(Cost: $230,798,571)		230,333,044

SHORT-TERM INVESTMENTS — 43.73%

MONEY MARKET FUNDS — 43.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,e,f]	33,074	33,077,173
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,e]	123,476	123,475,968

		156,553,141

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,551,157)		156,553,141

Value
TOTAL INVESTMENTS IN SECURITIES — 108.06%
(Cost: $387,349,728)	$386,886,185
Other Assets, Less Liabilities — (8.06)%	(28,846,377)

NET ASSETS — 100.00%	$358,039,808

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 TERM CORPORATE ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)			Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	12,179		20,895	[b]	—	33,074	$33,077,173	$25,347	[c]	$(3,886)	$2,590
BlackRock Cash Funds: Treasury,
SL Agency Shares	4,389		119,087	[b]	—	123,476	123,475,968	339,016		—	—
PNC Bank N.A.
1.50%, 02/23/18	$1,000	$			$(1,000)	$—	—	3,291		(60)	187
1.60%, 06/01/18	1,250		—		—	1,250	1,249,263	9,080		—	(892)
1.70%, 12/07/18	800		500		(250)	1,050	1,044,876	9,083		(680)	(4,135)
1.80%, 11/05/18	750		—		—	750	747,570	6,209		—	(2,151)

							$159,594,850	$392,026		$(4,626)	$(4,401)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$230,333,044	$—	$230,333,044
Money market funds	156,553,141	—	—	156,553,141

Total	$156,553,141	$230,333,044	$—	$386,886,185

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.00%

ADVERTISING — 0.10%
Omnicom Group Inc./Omnicom Capital Inc.
6.25%, 07/15/19	$536	$556,111

		556,111
AEROSPACE & DEFENSE — 1.33%
Boeing Capital Corp.
4.70%, 10/27/19	625	643,056
Boeing Co. (The)
6.00%, 03/15/19	928	954,327
L3 Technologies Inc.
5.20%, 10/15/19	1,394	1,434,928
Lockheed Martin Corp.
4.25%, 11/15/19[a]	1,806	1,843,529
Northrop Grumman Corp.
5.05%, 08/01/19	785	806,061
Rockwell Collins Inc.
1.95%, 07/15/19	542	535,225
5.25%, 07/15/19	282	289,290
United Technologies Corp.
1.50%, 11/01/19	1,351	1,323,926

		7,830,342
AGRICULTURE — 1.14%
Altria Group Inc.
9.25%, 08/06/19[a]	1,453	1,566,319
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	808	854,694
Philip Morris International Inc.
1.38%, 02/25/19[a]	1,094	1,083,115
1.63%, 02/21/19[a]	1,215	1,204,721
1.88%, 01/15/19	1,187	1,181,184
Reynolds American Inc.
8.13%, 06/23/19	788	832,120

		6,722,153
AIRLINES — 0.16%
Continental Airlines Inc. Pass Through Trust Series 2009-2, Class A
7.25%, 05/10/21	238	250,008
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	684	681,756

		931,764

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 4.48%
American Honda Finance Corp.
1.20%, 07/12/19	$1,630	$1,599,617
1.70%, 02/22/19[a]	975	967,863
2.00%, 11/13/19	371	366,370
2.25%, 08/15/19	1,260	1,251,381
Ford Motor Credit Co. LLC
1.90%, 08/12/19	925	911,088
2.02%, 05/03/19	1,275	1,264,634
2.26%, 03/28/19	750	745,635
2.38%, 03/12/19	1,550	1,543,505
2.60%, 11/04/19	1,895	1,879,480
2.94%, 01/08/19	1,380	1,380,814
General Motors Financial Co. Inc.
2.35%, 10/04/19	1,281	1,267,524
2.40%, 05/09/19[a]	1,749	1,739,818
3.10%, 01/15/19[a]	1,698	1,701,345
3.50%, 07/10/19	1,322	1,329,258
PACCAR Financial Corp.
1.30%, 05/10/19	717	707,951
Toyota Motor Credit Corp.
1.40%, 05/20/19[a]	783	773,385
1.55%, 10/18/19[a]	1,514	1,486,839
1.70%, 01/09/19[a]	691	687,545
1.70%, 02/19/19[a]	1,967	1,953,467
2.10%, 01/17/19	1,197	1,193,517
2.13%, 07/18/19	1,659	1,647,553

		26,398,589
BANKS — 33.58%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	850	837,046
2.05%, 09/23/19	1,250	1,234,413
2.25%, 06/13/19[a]	1,645	1,634,933
Bank of America Corp.
2.60%, 01/15/19[a]	3,635	3,633,510
2.65%, 04/01/19	3,268	3,271,758
7.63%, 06/01/19	2,690	2,825,818
Bank of Montreal
1.50%, 07/18/19	2,635	2,593,262
1.75%, 09/11/19	828	815,655
2.10%, 12/12/19	932	919,390
2.38%, 01/25/19 (Call 12/25/18)[a]	1,769	1,766,293

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)[a]	$676	$674,188
2.20%, 03/04/19 (Call 02/02/19)	229	228,347
2.30%, 09/11/19 (Call 08/11/19)	2,206	2,191,837
5.45%, 05/15/19[a]	561	577,185
Series G
2.20%, 05/15/19 (Call 04/15/19)[a]	1,682	1,674,683
Bank of Nova Scotia (The)
1.65%, 06/14/19[a]	2,025	1,998,472
1.95%, 01/15/19[a]	1,603	1,596,027
2.05%, 06/05/19	1,492	1,479,915
Barclays Bank PLC
2.50%, 02/20/19	300	299,331
6.75%, 05/22/19	600	623,280
Barclays PLC
2.75%, 11/08/19	2,995	2,975,682
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)[a]	1,340	1,336,261
5.25%, 11/01/19	195	201,209
6.85%, 04/30/19	903	939,319
BNP Paribas SA
2.45%, 03/17/19	1,711	1,708,211
BPCE SA
2.50%, 07/15/19	1,120	1,113,090
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,350	1,333,449
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	1,906	1,872,016
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	1,853	1,847,552
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)[a]	2,150	2,114,331
2.40%, 09/05/19 (Call 08/05/19)	550	545,094
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	1,435	1,415,254
Citigroup Inc.
2.05%, 06/07/19	1,414	1,402,504
2.50%, 07/29/19[a]	3,100	3,084,841
2.55%, 04/08/19[a]	3,125	3,122,219
8.50%, 05/22/19[a]	1,311	1,387,405
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	550	544,363
2.50%, 03/14/19 (Call 02/14/19)	850	848,309

Security	Principal (000s)	Value
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	$554	$549,967
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	750	745,568
2.25%, 03/13/19	1,100	1,096,469
2.30%, 09/06/19	1,525	1,511,641
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	500	496,085
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,645	1,613,860
2.25%, 01/14/19	1,560	1,556,334
Credit Suisse AG/New York NY
2.30%, 05/28/19	3,590	3,574,742
5.30%, 08/13/19	1,275	1,312,255
Deutsche Bank AG
2.85%, 05/10/19[a]	2,806	2,799,602
Deutsche Bank AG/London
2.50%, 02/13/19[a]	2,358	2,346,163
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)[a]	1,609	1,603,288
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	500	490,845
2.30%, 03/15/19 (Call 02/15/19)	815	812,482
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	350	347,407
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	250	248,443
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19[a]	835	825,565
2.00%, 04/25/19 (Call 03/25/19)	1,030	1,023,171
2.30%, 12/13/19 (Call 11/13/19)	2,999	2,967,121
2.55%, 10/23/19	3,174	3,158,923
2.63%, 01/31/19[a]	2,892	2,892,145
7.50%, 02/15/19[a]	3,332	3,457,017
HSBC USA Inc.
2.25%, 06/23/19	625	620,431
2.38%, 11/13/19	1,435	1,421,009
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	248,898
Intesa Sanpaolo SpA
3.88%, 01/15/19	1,240	1,246,770
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)[a]	1,591	1,581,136

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
2.20%, 10/22/19[a]	$3,074	$3,045,934
2.35%, 01/28/19[a]	1,763	1,760,038
6.30%, 04/23/19	3,801	3,934,681
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)[a]	1,325	1,304,171
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	395	388,415
2.35%, 03/08/19	1,300	1,297,400
2.50%, 12/15/19	850	843,957
Lloyds Bank PLC
2.05%, 01/22/19	650	646,692
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	850	842,894
2.30%, 01/30/19 (Call 12/30/18)	400	399,124
Morgan Stanley
2.38%, 07/23/19	3,283	3,265,994
2.45%, 02/01/19[a]	2,815	2,811,143
2.50%, 01/24/19[a]	2,931	2,928,362
5.63%, 09/23/19	3,665	3,796,464
7.30%, 05/13/19	3,255	3,403,200
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	248,015
National Australia Bank Ltd./New York
1.38%, 07/12/19	1,000	983,830
2.00%, 01/14/19[a]	1,095	1,090,105
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[a,b]	1,000	983,190
1.95%, 03/04/19 (Call 02/02/19)[a,b]	1,165	1,158,185
2.20%, 01/28/19 (Call 12/29/18)[b]	825	823,028
2.25%, 07/02/19 (Call 06/02/19)[b]	1,600	1,590,000
2.40%, 10/18/19 (Call 09/18/19)[b]	1,865	1,851,553
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19[b]	590	614,025
6.88%, 05/15/19[b]	581	604,077
Royal Bank of Canada
1.50%, 07/29/19	1,959	1,927,930
1.63%, 04/15/19[a]	1,868	1,850,123
2.15%, 03/15/19[a]	1,319	1,313,526
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	1,080	1,129,421
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	1,799	1,792,002

Security	Principal (000s)	Value
Santander UK PLC
2.35%, 09/10/19	$1,275	$1,263,984
2.50%, 03/14/19[a]	2,675	2,669,837
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	900	882,288
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19[a]	370	367,403
2.05%, 01/18/19	1,100	1,093,873
2.09%, 10/18/19	250	246,535
2.25%, 07/11/19	1,345	1,333,191
2.45%, 01/10/19	1,500	1,498,320
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	1,500	1,496,205
Svenska Handelsbanken AB
1.50%, 09/06/19	1,250	1,226,375
2.25%, 06/17/19	875	869,558
2.50%, 01/25/19[a]	1,900	1,898,860
Toronto-Dominion Bank (The)
1.45%, 08/13/19	1,635	1,607,058
1.90%, 10/24/19	1,149	1,132,983
1.95%, 01/22/19[a]	2,094	2,085,184
2.13%, 07/02/19[a]	2,628	2,608,868
2.25%, 11/05/19	1,931	1,913,524
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	2,801	2,789,544
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	1,150	1,136,522
2.13%, 10/28/19 (Call 09/28/19)	1,275	1,261,842
UBS AG/Stamford CT
2.38%, 08/14/19	3,315	3,292,491
Wells Fargo & Co.
2.13%, 04/22/19	3,514	3,496,746
2.15%, 01/15/19[a]	2,515	2,506,424
Wells Fargo Bank N.A.
1.75%, 05/24/19	2,100	2,082,108
2.15%, 12/06/19	2,150	2,124,114
Westpac Banking Corp.
1.60%, 08/19/19	1,820	1,789,333
1.65%, 05/13/19	1,397	1,379,719
2.25%, 01/17/19[a]	1,422	1,417,492
4.88%, 11/19/19	2,600	2,675,582

		197,987,231

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
BEVERAGES — 1.67%
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	$1,436	$1,520,695
Coca-Cola Co. (The)
1.38%, 05/30/19[a]	1,904	1,881,000
Constellation Brands Inc.
3.88%, 11/15/19	910	921,139
Molson Coors Brewing Co.
1.45%, 07/15/19	1,254	1,230,437
1.90%, 03/15/19	289	286,818
PepsiCo Inc.
1.35%, 10/04/19	918	902,110
1.50%, 02/22/19	1,135	1,125,409
1.55%, 05/02/19	942	933,418
2.25%, 01/07/19 (Call 12/07/18)	1,047	1,045,649

		9,846,675
BIOTECHNOLOGY — 1.29%
Amgen Inc.
1.90%, 05/10/19	1,150	1,140,260
2.20%, 05/22/19 (Call 04/22/19)[a]	2,269	2,256,884
5.70%, 02/01/19[a]	1,000	1,022,130
Celgene Corp.
2.25%, 05/15/19	1,187	1,179,118
Gilead Sciences Inc.
1.85%, 09/20/19	1,513	1,493,618
2.05%, 04/01/19	534	531,362

		7,623,372
CHEMICALS — 1.43%
Dow Chemical Co. (The)
8.55%, 05/15/19	3,448	3,650,536
EI du Pont de Nemours & Co.
5.75%, 03/15/19	467	478,955
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)[a]	718	728,468
Methanex Corp.
3.25%, 12/15/19	435	432,007
Monsanto Co.
2.13%, 07/15/19	1,366	1,353,624
Nutrien Ltd.
6.50%, 05/15/19	805	834,761
6.75%, 01/15/19	178	182,815
Praxair Inc.
4.50%, 08/15/19	365	372,968

Security	Principal (000s)	Value
RPM International Inc.
6.13%, 10/15/19	$397	$413,507

		8,447,641
COMMERCIAL SERVICES — 0.25%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	100	101,966
Ecolab Inc.
2.00%, 01/14/19	514	511,307
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	764	761,700
Princeton University Series A
4.95%, 03/01/19	87	88,615

		1,463,588
COMPUTERS — 3.10%
Apple Inc.
1.10%, 08/02/19	1,369	1,344,413
1.55%, 02/08/19	880	873,849
1.70%, 02/22/19[a]	1,347	1,340,090
1.80%, 11/13/19	2,049	2,024,043
2.10%, 05/06/19[a]	2,650	2,643,163
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	4,926	4,941,615
IBM Credit LLC
1.63%, 09/06/19[a]	670	660,727
International Business Machines Corp.
1.80%, 05/17/19	1,285	1,275,234
1.88%, 05/15/19	830	823,435
1.95%, 02/12/19	1,350	1,344,033
8.38%, 11/01/19[a]	952	1,029,521

		18,300,123
COSMETICS & PERSONAL CARE — 0.55%
Colgate-Palmolive Co.
1.75%, 03/15/19	301	299,185
Procter & Gamble Co. (The)
1.75%, 10/25/19	504	497,942
1.90%, 11/01/19	1,183	1,170,567
Unilever Capital Corp.
2.20%, 03/06/19[a]	945	941,900
4.80%, 02/15/19	300	304,977

		3,214,571

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 3.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	$875	$881,519
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	1,167	1,169,999
American Express Co.
8.13%, 05/20/19[a]	798	842,560
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)[a]	1,061	1,042,517
1.88%, 05/03/19 (Call 04/03/19)	1,747	1,733,181
2.13%, 03/18/19[a]	1,935	1,927,067
2.25%, 08/15/19	2,584	2,567,411
Ameriprise Financial Inc.
7.30%, 06/28/19	831	871,536
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)[a]	795	791,923
2.30%, 06/05/19 (Call 05/05/19)[a]	550	545,848
Cboe Global Markets Inc.
1.95%, 06/28/19	269	265,586
International Lease Finance Corp.
5.88%, 04/01/19	1,247	1,280,407
6.25%, 05/15/19	1,169	1,206,759
Jefferies Group LLC
8.50%, 07/15/19	383	406,547
Mastercard Inc.
2.00%, 04/01/19	763	759,483
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	690	676,200
1.65%, 02/08/19	465	461,619
2.15%, 02/01/19 (Call 01/01/19)	415	413,103
2.30%, 11/15/19 (Call 10/15/19)	723	716,580
Nomura Holdings Inc.
2.75%, 03/19/19[a]	1,244	1,243,490
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)[a]	1,472	1,469,571
3.00%, 08/15/19 (Call 07/15/19)	2,142	2,136,486
TD Ameritrade Holding Corp.
5.60%, 12/01/19	13	13,514

		23,422,906
ELECTRIC — 4.30%
Arizona Public Service Co.
8.75%, 03/01/19	320	335,402

Security	Principal (000s)	Value
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	$330	$329,092
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19[a]	355	367,510
Consumers Energy Co.
6.13%, 03/15/19	320	329,533
6.70%, 09/15/19	550	576,422
Dominion Energy Inc.
1.88%, 01/15/19	507	503,578
2.50%, 12/01/19 (Call 11/01/19)	1,403	1,388,030
2.96%, 07/01/19[d]	642	640,575
5.20%, 08/15/19	438	449,769
Series B
1.60%, 08/15/19	1,315	1,291,882
DTE Energy Co.
1.50%, 10/01/19	869	849,152
2.40%, 12/01/19 (Call 11/01/19)	370	365,194
Duke Energy Corp.
5.05%, 09/15/19	442	453,832
Duke Energy Florida LLC
2.10%, 12/15/19[a]	267	264,943
Duke Energy Ohio Inc.
5.45%, 04/01/19[a]	615	630,344
Duke Energy Progress LLC
5.30%, 01/15/19	945	962,001
Emera U.S. Finance LP
2.15%, 06/15/19	1,246	1,232,107
Entergy Texas Inc.
7.13%, 02/01/19	223	230,156
Eversource Energy
4.50%, 11/15/19	377	385,279
Exelon Generation Co. LLC
5.20%, 10/01/19	1,049	1,076,746
Georgia Power Co.
4.25%, 12/01/19	488	497,296
Indiana Michigan Power Co.
7.00%, 03/15/19	341	352,983
Jersey Central Power & Light Co.
7.35%, 02/01/19	310	319,461
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	1,197	1,194,187
Nevada Power Co.
7.13%, 03/15/19	463	479,974

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	$855	$851,614
2.40%, 09/15/19 (Call 08/15/19)	715	709,652
2.70%, 09/15/19 (Call 08/15/19)	690	686,985
Oglethorpe Power Corp.
6.10%, 03/15/19	399	409,071
Portland General Electric Co.
6.10%, 04/15/19	50	51,564
Progress Energy Inc.
4.88%, 12/01/19	542	556,005
7.05%, 03/15/19	495	513,117
Public Service Co. of Colorado
5.13%, 06/01/19	575	588,587
Public Service Enterprise Group Inc.
1.60%, 11/15/19	605	590,704
Sempra Energy
1.63%, 10/07/19	630	617,545
Southern Co. (The)
1.85%, 07/01/19	2,441	2,411,049
2.15%, 09/01/19 (Call 08/01/19)	535	528,794
Southern Power Co. Series D
1.95%, 12/15/19	515	505,725
Southwestern Electric Power Co.
6.45%, 01/15/19	318	324,344
Union Electric Co.
6.70%, 02/01/19	490	503,847

		25,354,051
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
4.88%, 10/15/19	587	603,829

		603,829
ELECTRONICS — 0.67%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	1,110	1,107,880
Honeywell International Inc.
1.40%, 10/30/19	2,191	2,147,903
1.80%, 10/30/19	548	540,575
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	150	149,644

		3,946,002
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
5.50%, 09/15/19	805	831,476

		831,476

Security	Principal (000s)	Value
FOOD — 1.31%
Campbell Soup Co.
4.50%, 02/15/19	$162	$163,976
General Mills Inc.
2.20%, 10/21/19	1,059	1,045,583
5.65%, 02/15/19[a]	1,426	1,457,172
Kellogg Co.
4.15%, 11/15/19	478	485,997
Kroger Co. (The)
2.00%, 01/15/19	979	973,655
2.30%, 01/15/19 (Call 12/15/18)	332	330,977
Sysco Corp.
1.90%, 04/01/19	1,297	1,288,142
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	2,013	2,003,398

		7,748,900
GAS — 0.35%
Atmos Energy Corp.
8.50%, 03/15/19	275	288,197
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	476	471,102
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	380	378,009
Sempra Energy
9.80%, 02/15/19	745	784,500
Southern Co. Gas Capital Corp.
5.25%, 08/15/19	160	163,795

		2,085,603
HAND & MACHINE TOOLS — 0.13%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	761	753,497

		753,497
HEALTH CARE – PRODUCTS — 1.54%
Abbott Laboratories
2.35%, 11/22/19	2,097	2,078,630
Becton Dickinson and Co.
2.13%, 06/06/19[a]	685	677,753
2.68%, 12/15/19	1,903	1,889,336
Medtronic Global Holdings SCA
1.70%, 03/28/19	1,500	1,487,805
Stryker Corp.
2.00%, 03/08/19	1,397	1,388,353

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	$1,205	$1,205,699
Zimmer Biomet Holdings Inc.
4.63%, 11/30/19	344	351,444

		9,079,020
HEALTH CARE – SERVICES — 1.05%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	696	692,374
Anthem Inc.
2.25%, 08/15/19	1,339	1,325,021
Dignity Health
2.64%, 11/01/19	82	81,501
Humana Inc.
2.63%, 10/01/19	500	497,365
Quest Diagnostics Inc.
2.70%, 04/01/19	579	578,913
UnitedHealth Group Inc.
1.63%, 03/15/19	727	720,631
1.70%, 02/15/19	1,471	1,459,658
2.30%, 12/15/19	858	849,995

		6,205,458
HOLDING COMPANIES – DIVERSIFIED — 0.17%
FS Investment Corp.
4.00%, 07/15/19	200	199,708
Prospect Capital Corp.
5.00%, 07/15/19	780	786,295

		986,003
HOME BUILDERS — 0.10%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[a]	605	607,934

		607,934
HOUSEHOLD PRODUCTS & WARES — 0.21%
Kimberly-Clark Corp.
1.40%, 02/15/19	431	427,078
1.90%, 05/22/19	825	819,481

		1,246,559
HOUSEWARES — 0.09%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	530	526,073

		526,073

Security	Principal (000s)	Value
INSURANCE — 2.30%
Allstate Corp. (The)
7.45%, 05/16/19	$352	$368,621
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	2,225	2,208,557
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	1,275	1,253,708
1.70%, 03/15/19[a]	2,017	2,004,071
Berkshire Hathaway Inc.
2.10%, 08/14/19	1,082	1,076,017
Chubb INA Holdings Inc.
5.90%, 06/15/19	332	343,022
Hartford Financial Services Group Inc. (The)
6.00%, 01/15/19	325	332,231
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	685	679,404
MetLife Inc.
7.72%, 02/15/19[a]	1,742	1,809,938
Protective Life Corp.
7.38%, 10/15/19	432	457,121
Prudential Financial Inc.
2.35%, 08/15/19	1,048	1,040,528
7.38%, 06/15/19	1,252	1,313,160
Reinsurance Group of America Inc.
6.45%, 11/15/19	205	214,842
Travelers Companies Inc. (The)
5.90%, 06/02/19	391	403,790
WR Berkley Corp.
7.38%, 09/15/19	65	68,648

		13,573,658
INTERNET — 1.20%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	2,100	2,082,717
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	2,142	2,138,658
Baidu Inc.
2.75%, 06/09/19[a]	875	870,713
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	2,002	1,987,666

		7,079,754

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
LODGING — 0.13%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	$753	$754,084

		754,084
MACHINERY — 1.93%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	954	940,510
1.90%, 03/22/19	855	849,186
2.00%, 11/29/19	499	492,243
2.10%, 06/09/19	1,062	1,055,214
2.25%, 12/01/19	794	787,156
7.15%, 02/15/19	1,441	1,491,478
CNH Industrial Capital LLC
3.38%, 07/15/19	500	501,150
Deere & Co.
4.38%, 10/16/19	585	597,613
John Deere Capital Corp.
1.25%, 10/09/19	601	588,018
1.95%, 01/08/19	1,484	1,478,183
1.95%, 03/04/19[a]	700	696,500
2.25%, 04/17/19	408	406,980
2.30%, 09/16/19	989	982,255
Roper Technologies Inc.
6.25%, 09/01/19	510	531,502

		11,397,988
MANUFACTURING — 0.95%
3M Co.
1.63%, 06/15/19	855	845,450
Eaton Corp.
6.95%, 03/20/19	420	435,154
General Electric Co.
2.10%, 12/11/19	387	380,905
2.30%, 01/14/19	539	537,593
6.00%, 08/07/19	1,919	1,990,809
Illinois Tool Works Inc.
1.95%, 03/01/19	515	512,435
6.25%, 04/01/19	886	915,158

		5,617,504
MEDIA — 2.32%
21st Century Fox America Inc.
6.90%, 03/01/19[a]	449	464,517
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)[a]	1,037	1,027,076

Security	Principal (000s)	Value
Comcast Corp.
5.70%, 07/01/19	$1,627	$1,680,398
Discovery Communications LLC
2.20%, 09/20/19	631	623,908
2.75%, 11/15/19 (Call 10/15/19)[c]	594	590,590
5.63%, 08/15/19[a]	400	412,992
RELX Capital Inc.
8.63%, 01/15/19	224	232,754
Thomson Reuters Corp.
4.70%, 10/15/19	263	268,941
Time Warner Cable LLC
8.25%, 04/01/19[a]	1,997	2,090,380
8.75%, 02/14/19	1,505	1,570,242
Time Warner Inc.
2.10%, 06/01/19	1,091	1,080,985
Viacom Inc.
5.63%, 09/15/19	368	379,978
Walt Disney Co. (The)
0.88%, 07/12/19	745	729,616
1.65%, 01/08/19[a]	935	929,895
1.85%, 05/30/19	1,288	1,278,816
5.50%, 03/15/19	334	342,477

		13,703,565
MINING — 0.34%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	1,457	1,507,733
Newmont Mining Corp.
5.13%, 10/01/19	471	483,957

		1,991,690
OFFICE & BUSINESS EQUIPMENT — 0.24%
Pitney Bowes Inc.
6.25%, 03/15/19	335	343,134
Xerox Corp.
2.75%, 03/15/19	733	731,094
5.63%, 12/15/19	347	359,010

		1,433,238
OIL & GAS — 5.16%
Anadarko Petroleum Corp.
6.95%, 06/15/19	658	685,656
8.70%, 03/15/19	752	788,735
BP Capital Markets PLC
1.68%, 05/03/19	1,569	1,553,781
1.77%, 09/19/19[a]	748	737,199

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
2.24%, 05/10/19	$1,454	$1,446,628
4.75%, 03/10/19	989	1,007,030
Cenovus Energy Inc.
5.70%, 10/15/19	1,710	1,760,719
Chevron Corp.
1.56%, 05/16/19	1,740	1,723,557
1.69%, 02/28/19	566	562,474
2.19%, 11/15/19 (Call 10/15/19)	1,618	1,604,959
4.95%, 03/03/19[a]	1,312	1,337,755
Encana Corp.
6.50%, 05/15/19	647	668,862
EOG Resources Inc.
5.63%, 06/01/19	1,285	1,320,633
EQT Corp.
8.13%, 06/01/19	258	271,424
Exxon Mobil Corp.
1.71%, 03/01/19[a]	1,636	1,627,607
1.82%, 03/15/19 (Call 02/15/19)[a]	1,808	1,798,815
Husky Energy Inc.
7.25%, 12/15/19	1,167	1,239,377
Shell International Finance BV
1.38%, 05/10/19[a]	2,523	2,494,187
1.38%, 09/12/19	1,800	1,768,518
4.30%, 09/22/19	2,387	2,439,657
Total Capital International SA
2.10%, 06/19/19[a]	1,512	1,502,066
2.13%, 01/10/19[a]	1,357	1,352,780
Valero Energy Corp.
9.38%, 03/15/19	702	740,364

		30,432,783
PACKAGING & CONTAINERS — 0.27%
Bemis Co. Inc.
6.80%, 08/01/19	761	795,625
WestRock RKT Co.
4.45%, 03/01/19	764	772,924

		1,568,549
PHARMACEUTICALS — 5.04%
Allergan Funding SCS
2.45%, 06/15/19	1,402	1,392,018
AstraZeneca PLC
1.95%, 09/18/19	1,330	1,313,109
Bristol-Myers Squibb Co.
1.60%, 02/27/19	976	968,114
1.75%, 03/01/19	616	611,688

Security	Principal (000s)	Value
Cardinal Health Inc.
1.95%, 06/14/19	$1,644	$1,627,149
2.40%, 11/15/19	467	461,433
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	1,821	1,805,540
Eli Lilly & Co.
1.95%, 03/15/19	730	726,335
Express Scripts Holding Co.
2.25%, 06/15/19	1,649	1,635,066
Express Scripts Inc.
7.25%, 06/15/19	177	184,930
Johnson & Johnson
1.13%, 03/01/19	809	800,239
1.88%, 12/05/19[a]	710	702,850
McKesson Corp.
2.28%, 03/15/19	1,368	1,363,185
Mead Johnson Nutrition Co.
4.90%, 11/01/19	752	772,597
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	1,562	1,601,472
Mylan Inc.
2.55%, 03/28/19	128	127,480
Mylan NV
2.50%, 06/07/19	1,436	1,424,713
Novartis Securities Investment Ltd.
5.13%, 02/10/19[a]	3,375	3,437,640
Pfizer Inc.
1.45%, 06/03/19	1,021	1,008,309
1.70%, 12/15/19	1,508	1,485,471
2.10%, 05/15/19[a]	1,809	1,800,823
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	4,549	4,470,120

		29,720,281
PIPELINES — 2.26%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	461	474,037
Boardwalk Pipelines LP
5.75%, 09/15/19	360	371,858
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	651	644,757
Enbridge Energy Partners LP
9.88%, 03/01/19	312	329,207

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Energy Transfer Partners LP
9.00%, 04/15/19	$600	$633,852
9.70%, 03/15/19	462	488,205
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	623	620,327
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	1,107	1,099,993
6.50%, 01/31/19	942	966,615
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,114	1,111,338
9.00%, 02/01/19	677	705,651
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,797	1,792,418
Magellan Midstream Partners LP
6.55%, 07/15/19	408	424,165
ONEOK Partners LP
8.63%, 03/01/19	358	374,296
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	1,101	1,084,804
TransCanada PipeLines Ltd.
2.13%, 11/15/19	1,156	1,141,411
3.13%, 01/15/19[a]	846	848,453
7.13%, 01/15/19	215	221,540

		13,332,927
REAL ESTATE INVESTMENT TRUSTS — 1.71%
American Tower Corp.
3.40%, 02/15/19	1,480	1,484,721
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)[a]	1,158	1,198,182
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	1,144	1,135,157
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	350	349,755
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)[a]	1,117	1,121,736
Kimco Realty Corp.
6.88%, 10/01/19	519	545,002
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	402	402,740
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	1,425	1,420,768

Security	Principal (000s)	Value
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)[a]	$1,127	$1,126,729
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	645	650,347
Weyerhaeuser Co.
7.38%, 10/01/19	592	626,064

		10,061,201
RETAIL — 1.63%
Costco Wholesale Corp.
1.70%, 12/15/19[a]	1,316	1,295,668
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,476	1,466,790
Lowe’s Companies Inc.
1.15%, 04/15/19	397	391,811
McDonald’s Corp.
1.88%, 05/29/19[a]	505	500,263
5.00%, 02/01/19[a]	275	279,540
Target Corp.
2.30%, 06/26/19	1,515	1,509,455
Wal-Mart Stores Inc.
4.13%, 02/01/19	463	468,991
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	2,132	2,124,261
Walmart Inc.
1.75%, 10/09/19	1,594	1,577,295

		9,614,074
SEMICONDUCTORS — 0.65%
QUALCOMM Inc.
1.85%, 05/20/19	2,288	2,282,578
Texas Instruments Inc.
1.65%, 08/03/19	991	978,771
Xilinx Inc.
2.13%, 03/15/19	598	595,279

		3,856,628
SOFTWARE — 2.08%
CA Inc.
5.38%, 12/01/19	855	883,266
Microsoft Corp.
1.10%, 08/08/19	3,457	3,395,846
4.20%, 06/01/19	798	812,420
Oracle Corp.
2.25%, 10/08/19	2,587	2,574,789
2.38%, 01/15/19[a]	1,826	1,826,548

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
5.00%, 07/08/19	$2,703	$2,779,252

		12,272,121
TELECOMMUNICATIONS — 4.30%
America Movil SAB de CV
5.00%, 10/16/19	1,100	1,130,008
AT&T Inc.
2.30%, 03/11/19[a]	1,852	1,846,481
5.80%, 02/15/19	1,996	2,043,006
5.88%, 10/01/19	2,375	2,471,259
British Telecommunications PLC
2.35%, 02/14/19	695	692,825
Cisco Systems Inc.
1.40%, 09/20/19	1,853	1,823,686
1.60%, 02/28/19[a]	1,407	1,396,982
2.13%, 03/01/19[a]	2,162	2,156,227
4.95%, 02/15/19	2,206	2,247,848
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,175	1,217,629
Juniper Networks Inc.
3.13%, 02/26/19	630	630,050
Orange SA
1.63%, 11/03/19	1,814	1,779,207
2.75%, 02/06/19	1,298	1,298,532
5.38%, 07/08/19	1,625	1,671,345
Telefonica Emisiones SAU
5.88%, 07/15/19	1,261	1,303,622
Vodafone Group PLC
5.45%, 06/10/19	1,587	1,630,055

		25,338,762

TRANSPORTATION — 1.15%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	880	902,264
Canadian National Railway Co.
5.55%, 03/01/19	752	769,100
Canadian Pacific Railway Co.
7.25%, 05/15/19	215	224,681
FedEx Corp.
8.00%, 01/15/19[a]	702	727,588
Norfolk Southern Corp.
5.90%, 06/15/19	239	246,820
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	858	851,325
2.55%, 06/01/19 (Call 05/01/19)	808	804,445

Security	Principal or Shares (000s)	Value
Union Pacific Corp.
2.25%, 02/15/19	$620	$618,152
United Parcel Service Inc.
5.13%, 04/01/19[a]	1,599	1,634,914

		6,779,289
TRUCKING & LEASING — 0.13%
GATX Corp.
2.50%, 03/15/19	762	759,775

		759,775

TOTAL CORPORATE BONDS & NOTES
(Cost: $576,067,047)	572,007,342

SHORT-TERM INVESTMENTS — 10.03%

MONEY MARKET FUNDS — 10.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[b,e,f]	42,390	42,394,399
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,e]	16,721	16,721,292

		59,115,691

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,113,420)		59,115,691

TOTAL INVESTMENTS IN SECURITIES — 107.03%
(Cost: $635,180,467)		631,123,033
Other Assets, Less Liabilities — (7.03)%		(41,433,549)

NET ASSETS — 100.00%		$589,689,484

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 TERM CORPORATE ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,236	31,154	[b]	—	42,390	$42,394,399	$28,693	[c]	$(2,897)	$1,679
BlackRock Cash Funds: Treasury, SL Agency Shares	4,492	12,229	[b]	—	16,721	16,721,292	42,818		—	—
PNC Bank N.A.
1.45%, 07/29/19	$900	$100		$—	$1,000	983,190	6,803		—	(7,736)
1.95%, 03/04/19	840	325		—	1,165	1,158,185	8,057		—	(5,428)
2.20%, 01/28/19	250	575		—	825	823,028	4,913		—	(2,674)
2.25%, 07/02/19	1,250	350		—	1,600	1,590,000	13,164		—	(13,154)
2.40%, 10/18/19	1,000	865		—	1,865	1,851,553	12,961		—	(16,053)
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19	460	130		—	590	614,025	5,544		—	(5,644)
6.88%, 05/15/19	—	581		—	581	604,077	6,333		—	(5,051)

						$66,739,749	$129,286		$(2,897)	$(54,061)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$572,007,342	$—	$572,007,342
Money market funds	59,115,691	—	—	59,115,691

Total	$59,115,691	$572,007,342	$—	$631,123,033

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.23%

ADVERTISING — 0.20%
Omnicom Group Inc./Omnicom Capital Inc.
4.45%, 08/15/20	$1,172	$1,203,269

		1,203,269
AEROSPACE & DEFENSE — 1.84%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	680	661,048
4.88%, 02/15/20	1,150	1,193,413
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	707	700,071
4.40%, 12/15/20	100	102,379
L3 Technologies Inc.
4.75%, 07/15/20	889	916,319
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)[a]	2,522	2,492,997
Raytheon Co.
3.13%, 10/15/20	1,431	1,436,080
4.40%, 02/15/20	532	545,992
United Technologies Corp.
1.90%, 05/04/20	1,650	1,616,538
4.50%, 04/15/20[a]	1,700	1,749,504

		11,414,341
AGRICULTURE — 1.59%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	1,777	1,766,889
BAT Capital Corp.
2.30%, 08/14/20[b]	2,353	2,302,340
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	225	225,124
Philip Morris International Inc.
2.00%, 02/21/20[a]	1,370	1,346,231
4.50%, 03/26/20	1,521	1,562,858
Reynolds American Inc.
3.25%, 06/12/20	1,942	1,940,679
6.88%, 05/01/20	657	702,129

		9,846,250
AIRLINES — 0.37%
Delta Air Lines Inc.
2.60%, 12/04/20	442	433,332
2.88%, 03/13/20	1,318	1,310,369

Security	Principal (000s)	Value
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	$577	$569,782

		2,313,483
APPAREL — 0.08%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	480	475,824

		475,824
AUTO MANUFACTURERS — 3.50%
American Honda Finance Corp.
1.95%, 07/20/20	1,145	1,118,470
2.00%, 02/14/20	371	365,116
2.15%, 03/13/20	730	719,744
2.45%, 09/24/20	1,163	1,147,427
Ford Motor Credit Co. LLC
2.34%, 11/02/20	1,250	1,216,988
2.46%, 03/27/20[a]	1,500	1,476,915
2.68%, 01/09/20[a]	1,150	1,140,179
3.16%, 08/04/20	2,250	2,240,212
8.13%, 01/15/20	875	944,134
General Motors Financial Co. Inc.
2.65%, 04/13/20[a]	771	761,733
3.15%, 01/15/20 (Call 12/15/19)[a]	2,040	2,037,797
3.20%, 07/13/20 (Call 06/13/20)	2,602	2,593,726
3.70%, 11/24/20 (Call 10/24/20)	1,735	1,745,930
PACCAR Financial Corp.
1.95%, 02/27/20	369	363,376
Toyota Motor Credit Corp.
1.95%, 04/17/20	1,525	1,497,977
2.15%, 03/12/20	1,333	1,315,778
2.20%, 01/10/20	650	643,188
4.50%, 06/17/20	372	383,673

		21,712,363
AUTO PARTS & EQUIPMENT — 0.06%
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)	340	338,028

		338,028
BANKS — 31.49%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	600	586,140
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	250	244,418
2.70%, 11/16/20	2,100	2,076,585

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	$870	$864,902
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)[a]	1,180	1,152,695
2.63%, 10/19/20	3,175	3,132,137
5.63%, 07/01/20	2,940	3,090,087
Series L
2.25%, 04/21/20	3,103	3,056,207
Bank of Montreal
2.10%, 06/15/20[a]	1,827	1,789,693
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	1,695	1,668,999
2.60%, 08/17/20 (Call 07/17/20)	1,537	1,525,964
4.60%, 01/15/20	415	426,313
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,775	1,752,546
Bank of Nova Scotia (The)
2.15%, 07/14/20	1,536	1,504,620
2.35%, 10/21/20	2,087	2,046,763
Barclays Bank PLC
5.14%, 10/14/20	1,365	1,405,322
Barclays PLC
2.88%, 06/08/20	1,500	1,483,800
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	2,845	2,819,253
2.63%, 06/29/20 (Call 05/29/20)	2,573	2,549,611
BNP Paribas SA
2.38%, 05/21/20	1,250	1,235,112
BPCE SA
2.25%, 01/27/20	600	590,604
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	250	245,755
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	1,401	1,366,437
Capital One Financial Corp.
2.50%, 05/12/20 (Call 04/12/20)	3,000	2,955,240
Capital One N.A.
2.35%, 01/31/20 (Call 12/31/19)	1,495	1,471,244
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,885	1,847,187
2.13%, 10/20/20 (Call 09/20/20)	500	487,325
3.05%, 05/01/20 (Call 04/01/20)	2,000	1,999,860

Security	Principal (000s)	Value
Citigroup Inc.
2.40%, 02/18/20	$3,114	$3,080,244
2.45%, 01/10/20 (Call 12/10/19)	2,580	2,555,103
2.65%, 10/26/20	4,629	4,566,786
5.38%, 08/09/20	1,398	1,464,629
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	600	587,082
2.25%, 03/02/20 (Call 02/03/20)	500	491,730
2.25%, 10/30/20 (Call 09/30/20)	750	731,835
Comerica Bank
2.50%, 06/02/20	250	246,978
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	910	897,151
2.40%, 11/02/20[a]	1,000	981,450
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	800	789,744
Credit Suisse AG/New York NY
4.38%, 08/05/20	750	770,925
5.40%, 01/14/20	2,964	3,074,765
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	1,700	1,685,125
3.13%, 12/10/20[a]	1,845	1,834,926
Deutsche Bank AG
2.95%, 08/20/20	1,509	1,483,060
Deutsche Bank AG/New York NY
2.70%, 07/13/20[a]	1,971	1,931,166
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	1,540	1,532,038
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)[a]	2,331	2,319,555
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)	640	641,427
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)[a]	3,308	3,276,839
2.75%, 09/15/20 (Call 08/15/20)	3,080	3,048,245
5.38%, 03/15/20	3,078	3,207,338
Series D
6.00%, 06/15/20[a]	1,605	1,696,052
HSBC Bank USA N.A.
4.88%, 08/24/20	795	821,386

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
HSBC USA Inc.
2.35%, 03/05/20	$1,660	$1,638,354
2.75%, 08/07/20	2,360	2,341,545
5.00%, 09/27/20	1,125	1,165,747
Huntington Bancshares Inc./OH
7.00%, 12/15/20[a]	200	216,552
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	450	444,083
2.40%, 04/01/20 (Call 03/01/20)	750	739,620
2.88%, 08/20/20 (Call 07/20/20)	500	496,785
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	4,606	4,552,064
2.55%, 10/29/20 (Call 09/29/20)	3,255	3,207,607
2.75%, 06/23/20 (Call 05/23/20)[a]	3,222	3,200,574
4.25%, 10/15/20	2,823	2,896,652
4.40%, 07/22/20[a]	3,456	3,552,492
4.95%, 03/25/20	1,463	1,514,293
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	525	517,939
KeyCorp.
2.90%, 09/15/20	2,603	2,584,831
Lloyds Bank PLC
2.70%, 08/17/20	1,100	1,090,111
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	750	732,630
2.10%, 02/06/20 (Call 01/06/20)	500	491,065
Morgan Stanley
2.65%, 01/27/20	4,452	4,425,065
2.80%, 06/16/20[a]	4,130	4,100,718
5.50%, 01/26/20	1,550	1,613,162
5.50%, 07/24/20	1,765	1,853,885
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	767	754,682
National Australia Bank Ltd./New York
2.13%, 05/22/20	750	735,345
2.25%, 01/10/20	1,150	1,134,831
2.63%, 07/23/20	1,350	1,335,879
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	1,100	1,078,429
2.20%, 11/02/20 (Call 10/02/20)	1,000	974,790
Natwest Markets PLC
5.63%, 08/24/20	268	281,239

Security	Principal (000s)	Value
Northern Trust Corp.
3.45%, 11/04/20	$617	$624,472
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)[c]	1,500	1,468,755
2.30%, 06/01/20 (Call 05/02/20)[c]	1,250	1,231,275
2.45%, 11/05/20 (Call 10/06/20)[c]	1,550	1,523,805
2.60%, 07/21/20 (Call 06/21/20)[c]	500	494,550
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20[c]	969	993,554
5.13%, 02/08/20[c]	954	989,279
RBC USA Holdco Corp.
5.25%, 09/15/20	290	303,218
Royal Bank of Canada
2.13%, 03/02/20	2,423	2,384,111
2.15%, 03/06/20[a]	1,214	1,194,722
2.15%, 10/26/20	1,529	1,493,328
2.35%, 10/30/20[a]	2,047	2,009,376
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	1,879	1,854,968
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,243	2,218,708
Santander UK PLC
2.38%, 03/16/20	1,610	1,587,170
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	500	492,910
State Street Corp.
2.55%, 08/18/20	2,579	2,559,838
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	2,000	1,978,140
2.45%, 10/20/20	250	244,910
2.51%, 01/17/20	1,750	1,732,220
2.65%, 07/23/20	500	493,875
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	1,137	1,122,299
Svenska Handelsbanken AB
1.95%, 09/08/20	300	291,822
2.40%, 10/01/20	1,750	1,719,025
Toronto-Dominion Bank (The)
1.85%, 09/11/20	1,043	1,015,110
2.50%, 12/14/20	3,579	3,523,418
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)[a]	1,250	1,230,587

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
2.05%, 10/23/20 (Call 09/23/20)	$1,350	$1,318,545
2.35%, 01/23/20 (Call 12/23/19)	500	495,285
UBS AG/Stamford CT
2.35%, 03/26/20	2,100	2,070,012
4.88%, 08/04/20	340	351,703
Wells Fargo & Co.
2.55%, 12/07/20	2,655	2,616,210
2.60%, 07/22/20	3,420	3,383,748
Series N
2.15%, 01/30/20	3,540	3,492,175
Wells Fargo Bank N.A.
2.40%, 01/15/20	250	247,703
Westpac Banking Corp.
2.15%, 03/06/20	1,782	1,753,221
2.30%, 05/26/20	1,364	1,342,585
2.60%, 11/23/20	2,582	2,546,575

		195,154,574
BEVERAGES — 2.13%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20	957	994,868
Coca-Cola Co. (The)
1.88%, 10/27/20[a]	2,392	2,338,300
2.45%, 11/01/20[a]	1,622	1,609,089
3.15%, 11/15/20	1,367	1,380,957
Coca-Cola European Partners PLC
3.50%, 09/15/20	300	302,040
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	200	205,168
Diageo Capital PLC
4.83%, 07/15/20	862	894,420
Molson Coors Brewing Co.
2.25%, 03/15/20 (Call 02/15/20)	730	717,145
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	833	819,122
2.15%, 10/14/20 (Call 09/14/20)	1,832	1,802,523
3.13%, 11/01/20	1,265	1,273,640
4.50%, 01/15/20	830	854,510

		13,191,782
BIOTECHNOLOGY — 2.67%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	1,498	1,472,639
2.20%, 05/11/20	1,267	1,245,803
3.45%, 10/01/20	1,355	1,365,393

Security	Principal (000s)	Value
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	$1,490	$1,473,372
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	898	931,073
Biogen Inc.
2.90%, 09/15/20	2,695	2,678,992
Celgene Corp.
2.88%, 08/15/20	2,522	2,503,892
3.95%, 10/15/20	390	396,673
Genzyme Corp.
5.00%, 06/15/20	323	335,871
Gilead Sciences Inc.
2.35%, 02/01/20	1,309	1,298,698
2.55%, 09/01/20	2,833	2,810,619

		16,513,025
BUILDING MATERIALS — 0.12%
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	200	198,324
Johnson Controls International PLC
5.00%, 03/30/20	540	559,445

		757,769
CHEMICALS — 1.86%
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	2,216	2,270,247
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,712	1,701,403
EI du Pont de Nemours & Co.
2.20%, 05/01/20	2,432	2,394,377
4.63%, 01/15/20[a]	1,578	1,621,647
Nutrien Ltd.
4.88%, 03/30/20[a]	415	425,902
PPG Industries Inc.
3.60%, 11/15/20	88	88,998
Praxair Inc.
2.25%, 09/24/20	225	221,182
Sherwin-Williams Co. (The)
2.25%, 05/15/20	2,874	2,824,280

		11,548,036
COMMERCIAL SERVICES — 0.65%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	1,792	1,770,335
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	1,138	1,152,123

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Ecolab Inc.
2.25%, 01/12/20	$118	$116,558
Moody’s Corp.
5.50%, 09/01/20	465	488,715
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	355	355,571
Western Union Co. (The)
5.25%, 04/01/20	128	132,091

		4,015,393
COMPUTERS — 2.20%
Apple Inc.
1.55%, 02/07/20	1,530	1,502,307
1.80%, 05/11/20	970	952,967
1.90%, 02/07/20	1,925	1,900,957
2.00%, 05/06/20	2,042	2,013,453
2.00%, 11/13/20	830	813,873
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	3,534	3,558,879
HP Inc.
3.75%, 12/01/20	743	751,232
International Business Machines Corp.
1.63%, 05/15/20	1,540	1,503,779
1.90%, 01/27/20	650	640,348

		13,637,795
COSMETICS & PERSONAL CARE — 0.41%
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	811	795,777
Unilever Capital Corp.
1.80%, 05/05/20	1,195	1,170,682
2.10%, 07/30/20	585	574,751

		2,541,210
DIVERSIFIED FINANCIAL SERVICES — 5.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20	865	877,560
4.63%, 10/30/20	695	712,549
Air Lease Corp.
2.13%, 01/15/20	1,118	1,096,501
4.75%, 03/01/20	108	110,686
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	2,569	2,536,220
2.38%, 05/26/20 (Call 04/25/20)	3,663	3,615,418

Security	Principal (000s)	Value
Series F
2.60%, 09/14/20 (Call 08/14/20)	$2,794	$2,765,948
Ameriprise Financial Inc.
5.30%, 03/15/20	609	631,813
Charles Schwab Corp. (The)
4.45%, 07/22/20[a]	705	727,123
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	6,479	6,335,101
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	2,205	2,185,089
International Lease Finance Corp.
8.25%, 12/15/20	2,139	2,381,648
Lazard Group LLC
4.25%, 11/14/20	754	770,822
Nasdaq Inc.
5.55%, 01/15/20	1,082	1,124,544
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	468	460,535
2.30%, 11/01/20 (Call 10/01/20)[a]	792	776,041
2.35%, 06/15/20 (Call 05/15/20)	260	256,123
Nomura Holdings Inc.
6.70%, 03/04/20	1,118	1,184,040
Stifel Financial Corp.
3.50%, 12/01/20[a]	311	310,431
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,236	1,223,010
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	4,403	4,333,917

		34,415,119
ELECTRIC — 4.06%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	1,089	1,074,124
American Electric Power Co. Inc.
2.15%, 11/13/20	597	581,711
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	563	558,502
CMS Energy Corp.
6.25%, 02/01/20	635	667,404
Consolidated Edison Co. of New York Inc.
4.45%, 06/15/20	290	298,071

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Consolidated Edison Inc.
2.00%, 03/15/20	$794	$778,342
Dominion Energy Inc.
2.58%, 07/01/20	1,548	1,524,656
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	350	353,388
Duke Energy Indiana LLC
3.75%, 07/15/20	937	951,823
Edison International
2.13%, 04/15/20	775	759,539
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	693	717,172
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	1,515	1,502,819
5.15%, 12/01/20 (Call 09/01/20)	821	851,640
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	2,109	2,101,133
4.00%, 10/01/20 (Call 07/01/20)	731	741,366
Georgia Power Co.
2.00%, 03/30/20	462	452,996
Series C
2.00%, 09/08/20	436	425,213
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	230	231,617
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	404	408,157
Nevada Power Co.
2.75%, 04/15/20	250	249,160
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	285	280,141
NV Energy Inc.
6.25%, 11/15/20	813	872,853
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	1,026	1,029,591
Pinnacle West Capital Corp.
2.25%, 11/30/20	90	87,697
PSEG Power LLC
5.13%, 04/15/20	250	258,598
Public Service Co. of Colorado
3.20%, 11/15/20 (Call 05/15/20)[a]	1,035	1,039,461
Puget Energy Inc.
6.50%, 12/15/20	485	520,808

Security	Principal (000s)	Value
Sempra Energy
2.40%, 02/01/20	$447	$441,381
2.40%, 03/15/20 (Call 02/15/20)	975	961,535
2.85%, 11/15/20 (Call 10/15/20)	798	788,671
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	2,094	2,075,217
Southern Power Co. Series 158
2.38%, 06/01/20 (Call 05/01/20)	368	362,237
TECO Finance Inc.
5.15%, 03/15/20	652	673,320
UIL Holdings Corp.
4.63%, 10/01/20	108	111,405
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	429	422,415

		25,154,163
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
4.25%, 11/15/20	150	154,318

		154,318
ELECTRONICS — 0.35%
Agilent Technologies Inc.
5.00%, 07/15/20	223	231,296
Amphenol Corp.
2.20%, 04/01/20	630	620,267
Avnet Inc.
5.88%, 06/15/20	100	104,426
Corning Inc.
4.25%, 08/15/20	100	102,231
Flex Ltd.
4.63%, 02/15/20	688	700,728
Jabil Inc.
5.63%, 12/15/20	384	404,148

		2,163,096
ENVIRONMENTAL CONTROL — 0.32%
Republic Services Inc.
5.00%, 03/01/20[a]	751	776,835
Waste Management Inc.
4.75%, 06/30/20	1,184	1,225,132

		2,001,967
FOOD — 1.50%
Hershey Co. (The)
4.13%, 12/01/20	300	309,027

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Ingredion Inc.
4.63%, 11/01/20	$275	$284,149
JM Smucker Co. (The)
2.50%, 03/15/20	787	778,752
Kellogg Co.
4.00%, 12/15/20	1,266	1,291,915
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	2,554	2,534,079
5.38%, 02/10/20	1,434	1,489,539
Kroger Co. (The)
6.15%, 01/15/20	982	1,031,738
Mondelez International Inc.
5.38%, 02/10/20	130	134,844
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	1,469	1,452,915

		9,306,958
GAS — 0.23%
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	1,061	1,048,300
NiSource Inc.
5.45%, 09/15/20	365	382,542

		1,430,842
HEALTH CARE – PRODUCTS — 2.61%
Abbott Laboratories
2.00%, 03/15/20	1,439	1,411,616
2.80%, 09/15/20 (Call 08/15/20)[a]	925	919,357
4.13%, 05/27/20	380	388,041
Becton Dickinson and Co.
2.40%, 06/05/20	722	707,618
3.25%, 11/12/20	1,709	1,698,148
Boston Scientific Corp.
2.85%, 05/15/20	998	989,258
6.00%, 01/15/20	1,050	1,096,788
Covidien International Finance SA
4.20%, 06/15/20[a]	174	178,390
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	650	642,648
Life Technologies Corp.
6.00%, 03/01/20	1,130	1,184,229
Medtronic Inc.
2.50%, 03/15/20[a]	4,485	4,458,090
Stryker Corp.
4.38%, 01/15/20	249	254,413

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
4.70%, 05/01/20	$150	$154,611
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	2,130	2,110,681

		16,193,888
HEALTH CARE – SERVICES — 1.46%
Anthem Inc.
2.50%, 11/21/20[a]	1,119	1,100,246
4.35%, 08/15/20	1,054	1,080,761
Cigna Corp.
5.13%, 06/15/20	200	207,688
Humana Inc.
2.50%, 12/15/20	986	970,263
Laboratory Corp. of America Holdings
2.63%, 02/01/20	876	868,913
4.63%, 11/15/20 (Call 08/15/20)	175	180,351
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	340	336,134
UnitedHealth Group Inc.
2.70%, 07/15/20	3,715	3,697,057
3.88%, 10/15/20 (Call 07/15/20)	611	622,646

		9,064,059
HOLDING COMPANIES – DIVERSIFIED — 0.09%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	477	479,476
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	100	100,151

		579,627
HOME BUILDERS — 0.16%
DR Horton Inc.
4.00%, 02/15/20	961	973,810

		973,810
INSURANCE — 2.17%
AEGON Funding Co. LLC
5.75%, 12/15/20	226	239,632
Aflac Inc.
2.40%, 03/16/20	675	667,278
Alterra Finance LLC
6.25%, 09/30/20[a]	225	238,318
American International Group Inc.
3.38%, 08/15/20	1,602	1,605,140
6.40%, 12/15/20	815	879,507

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Aon Corp.
5.00%, 09/30/20	$677	$703,457
AXIS Specialty Finance LLC
5.88%, 06/01/20	451	472,946
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20[a]	1,070	1,075,264
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	1,200	1,177,056
CNA Financial Corp.
5.88%, 08/15/20	475	500,683
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	970	1,010,701
Manulife Financial Corp.
4.90%, 09/17/20	165	170,554
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	947	933,647
PartnerRe Finance B LLC
5.50%, 06/01/20	428	445,831
Prudential Financial Inc.
4.50%, 11/15/20	430	443,498
5.38%, 06/21/20	1,400	1,464,358
Travelers Companies Inc. (The)
3.90%, 11/01/20	760	775,063
Unum Group
5.63%, 09/15/20	460	483,920
WR Berkley Corp.
5.38%, 09/15/20	150	157,131

		13,443,984
INTERNET — 1.06%
Amazon.com Inc.
1.90%, 08/21/20[b]	2,089	2,044,693
Baidu Inc.
3.00%, 06/30/20	665	658,536
eBay Inc.
2.15%, 06/05/20[a]	1,206	1,182,688
3.25%, 10/15/20 (Call 07/15/20)	900	900,765
Expedia Group Inc.
5.95%, 08/15/20	1,676	1,767,610

		6,554,292
LEISURE TIME — 0.16%
Carnival Corp.
3.95%, 10/15/20[a]	750	765,000

Security	Principal (000s)	Value
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	$247	$242,122

		1,007,122
LODGING — 0.03%
Marriott International Inc./MD
3.38%, 10/15/20 (Call 07/15/20)	195	195,831

		195,831
MACHINERY — 1.49%
ABB Finance USA Inc.
2.80%, 04/03/20	200	199,600
Caterpillar Financial Services Corp.
2.00%, 03/05/20	1,145	1,125,787
2.10%, 01/10/20[a]	1,681	1,660,744
CNH Industrial Capital LLC
4.38%, 11/06/20[a]	525	535,988
IDEX Corp.
4.50%, 12/15/20 (Call 09/15/20)	310	318,200
John Deere Capital Corp.
1.70%, 01/15/20	879	861,587
1.95%, 06/22/20[a]	914	895,263
2.05%, 03/10/20	632	621,844
2.20%, 03/13/20	328	323,923
2.38%, 07/14/20[a]	722	712,506
Series 0014
2.45%, 09/11/20	625	617,112
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	150	147,348
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	1,243	1,236,536

		9,256,438
MANUFACTURING — 1.18%
3M Co.
2.00%, 08/07/20	747	735,638
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	2,027	1,998,440
4.38%, 09/16/20[a]	1,401	1,438,505
5.50%, 01/08/20	1,528	1,586,140
5.55%, 05/04/20	987	1,033,231
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	245	242,386
Pall Corp.
5.00%, 06/15/20	250	260,147

		7,294,487

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
MEDIA — 2.64%
21st Century Fox America Inc.
5.65%, 08/15/20	$436	$460,447
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,860	2,866,893
Comcast Corp.
5.15%, 03/01/20	2,625	2,728,110
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)[b]	402	397,421
5.05%, 06/01/20	925	957,912
NBCUniversal Media LLC
5.15%, 04/30/20	2,656	2,767,950
Time Warner Cable LLC
5.00%, 02/01/20	1,576	1,616,913
Time Warner Inc.
4.88%, 03/15/20	2,069	2,136,449
Walt Disney Co. (The)
1.80%, 06/05/20	765	748,843
2.15%, 09/17/20	1,685	1,655,782

		16,336,720
METAL FABRICATE & HARDWARE — 0.17%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	1,041	1,027,123

		1,027,123
MINING — 0.01%
Southern Copper Corp.
5.38%, 04/16/20	77	80,121

		80,121
OFFICE & BUSINESS EQUIPMENT — 0.17%
Xerox Corp.
2.75%, 09/01/20	535	524,332
2.80%, 05/15/20[a]	555	546,864

		1,071,196
OIL & GAS — 4.47%
BP Capital Markets PLC
2.32%, 02/13/20	2,240	2,219,392
2.52%, 01/15/20	1,968	1,957,589
4.50%, 10/01/20	2,053	2,125,491
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	2,656	2,619,613

Security	Principal (000s)	Value
1.99%, 03/03/20[a]	$845	$833,981
2.42%, 11/17/20 (Call 10/17/20)	1,869	1,853,095
2.43%, 06/24/20 (Call 05/24/20)	1,060	1,052,103
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)[a]	629	621,213
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	250	243,707
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	2,615	2,579,384
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	786	776,332
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	710	712,073
Pioneer Natural Resources Co.
7.50%, 01/15/20	100	107,104
Shell International Finance BV
2.13%, 05/11/20	3,093	3,052,544
2.25%, 11/10/20[a]	2,005	1,974,945
4.38%, 03/25/20	1,668	1,715,455
Total Capital SA
4.45%, 06/24/20	2,440	2,516,470
Valero Energy Corp.
6.13%, 02/01/20	676	710,104

		27,670,595
PACKAGING & CONTAINERS — 0.03%
WestRock RKT Co.
3.50%, 03/01/20	175	175,791

		175,791
PHARMACEUTICALS — 4.11%
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	4,995	4,934,061
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	5,005	4,966,812
Allergan Inc./U.S.
3.38%, 09/15/20	824	821,676
AstraZeneca PLC
2.38%, 11/16/20	2,361	2,318,951
Cardinal Health Inc.
4.63%, 12/15/20	469	484,383
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	3,990	3,962,828
Express Scripts Holding Co.
2.60%, 11/30/20[a]	804	787,671

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Johnson & Johnson
2.95%, 09/01/20	$600	$602,424
Mead Johnson Nutrition Co.
3.00%, 11/15/20	1,056	1,052,959
Medco Health Solutions Inc.
4.13%, 09/15/20	355	360,655
Merck & Co. Inc.
1.85%, 02/10/20	1,388	1,368,485
Mylan NV
3.75%, 12/15/20 (Call 11/15/20)	758	761,745
Novartis Capital Corp.
1.80%, 02/14/20	857	842,482
4.40%, 04/24/20	1,565	1,611,089
Pfizer Inc.
5.20%, 08/12/20	245	256,811
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)[a]	356	357,417

		25,490,449
PIPELINES — 2.24%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	890	887,757
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	1,153	1,175,091
5.20%, 03/15/20	346	356,847
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	1,461	1,481,615
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)[a]	305	318,338
Enterprise Products Operating LLC
5.20%, 09/01/20	1,456	1,519,350
5.25%, 01/31/20	730	756,441
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,183	1,230,699
6.50%, 04/01/20	530	560,009
6.85%, 02/15/20	864	915,615
ONEOK Partners LP
3.80%, 03/15/20 (Call 02/15/20)	160	161,109
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)[a]	250	247,390
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	500	517,515

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
3.80%, 10/01/20	$1,207	$1,225,624
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	716	725,895
5.25%, 03/15/20	1,766	1,825,143

		13,904,438
REAL ESTATE INVESTMENT TRUSTS — 1.96%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	196	194,377
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	730	728,861
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,612	1,596,622
5.05%, 09/01/20	986	1,023,231
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)[a]	430	433,625
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	1,037	1,092,085
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	552	553,292
5.88%, 02/01/20 (Call 11/03/19)	675	701,379
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	645	664,511
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	1,556	1,540,160
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)[a]	58	59,743
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	431	428,668
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	1,478	1,456,909
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	310	312,942
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	831	822,358
Welltower Inc.
6.13%, 04/15/20	479	503,913

		12,112,676
RETAIL — 2.02%
Advance Auto Parts Inc.
5.75%, 05/01/20	115	120,270

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
AutoNation Inc.
5.50%, 02/01/20	$432	$447,522
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)	395	402,450
Costco Wholesale Corp.
1.75%, 02/15/20	495	486,417
Home Depot Inc. (The)
1.80%, 06/05/20	969	950,870
3.95%, 09/15/20 (Call 06/15/20)	683	698,121
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	405	415,384
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	1,593	1,569,742
2.75%, 12/09/20 (Call 11/09/20)[a]	1,993	1,985,108
3.50%, 07/15/20	245	247,798
Nordstrom Inc.
4.75%, 05/01/20	622	639,410
Starbucks Corp.
2.20%, 11/22/20	763	749,434
Target Corp.
3.88%, 07/15/20	1,153	1,177,674
Walmart Inc.
1.90%, 12/15/20	1,315	1,286,754
3.25%, 10/25/20	65	65,836
3.63%, 07/08/20	1,245	1,269,800

		12,512,590
SAVINGS & LOANS — 0.05%
First Niagara Financial Group Inc.
6.75%, 03/19/20	305	324,227

		324,227
SEMICONDUCTORS — 2.23%
Analog Devices Inc.
2.85%, 03/12/20	450	448,366
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	663	657,046
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	3,542	3,493,368
Intel Corp.
1.85%, 05/11/20	868	852,767
2.45%, 07/29/20	2,837	2,815,921
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	533	530,196

Security	Principal (000s)	Value
QUALCOMM Inc.
2.10%, 05/20/20	$1,804	$1,797,921
2.25%, 05/20/20	2,756	2,713,392
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	544	532,843

		13,841,820
SOFTWARE — 2.84%
Adobe Systems Inc.
4.75%, 02/01/20	1,020	1,053,436
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)[a]	440	439,424
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	532	540,230
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	375	377,175
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	2,504	2,529,416
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	1,145	1,135,634
4.63%, 10/01/20	180	185,715
Microsoft Corp.
1.85%, 02/06/20	1,858	1,833,511
1.85%, 02/12/20 (Call 01/12/20)	1,815	1,790,733
2.00%, 11/03/20 (Call 10/03/20)	2,989	2,935,915
3.00%, 10/01/20	1,779	1,791,435
Oracle Corp.
3.88%, 07/15/20	1,397	1,432,442
VMware Inc.
2.30%, 08/21/20	1,567	1,524,769

		17,569,835
TELECOMMUNICATIONS — 2.82%
America Movil SAB de CV
5.00%, 03/30/20	1,450	1,494,761
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	3,810	3,761,689
5.20%, 03/15/20	1,677	1,739,284
Cisco Systems Inc.
2.45%, 06/15/20	2,754	2,735,328
4.45%, 01/15/20	2,849	2,930,795
Telefonica Emisiones SAU
5.13%, 04/27/20	2,042	2,120,903

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Verizon Communications Inc.
2.63%, 02/21/20	$2,693	$2,678,027

		17,460,787
TRANSPORTATION — 0.79%
Canadian National Railway Co.
2.40%, 02/03/20	360	357,282
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	768	778,391
FedEx Corp.
2.30%, 02/01/20	1,106	1,093,602
Norfolk Southern Railway Co.
9.75%, 06/15/20	388	440,186
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)[a]	357	352,180
2.65%, 03/02/20 (Call 02/02/20)	542	536,932
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	725	715,510
United Parcel Service of America Inc.
8.38%, 04/01/20	562	618,672

		4,892,755
TRUCKING & LEASING — 0.06%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[a]	376	371,574

		371,574

TOTAL CORPORATE BONDS & NOTES (Cost: $617,244,972)		608,695,840

SHORT-TERM INVESTMENTS — 6.05%

MONEY MARKET FUNDS — 6.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	27,794	27,796,702
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	9,701	9,700,675

		37,497,377

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,495,629)		37,497,377

Value
TOTAL INVESTMENTS IN SECURITIES — 104.28% (Cost: $654,740,601)	$646,193,217
Other Assets, Less Liabilities — (4.28)%	(26,508,056)

NET ASSETS — 100.00%	$619,685,161

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 TERM CORPORATE ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,839	15,955	[b]	—	27,794	$27,796,702	$24,617	[c]	$(2,298)	$915
BlackRock Cash Funds: Treasury, SL Agency Shares	5,087	4,614	[b]	—	9,701	9,700,675	32,604		—	—
PNC Bank N.A.
2.00%, 05/19/20	$1,500	$—		$—	$1,500	1,468,755	14,384		—	(27,209)
2.30%, 06/01/20	250	1,000		—	1,250	1,231,275	12,265		—	(24,383)
2.45%, 11/05/20	1,000	550		—	1,550	1,523,805	13,747		—	(26,597)
2.60%, 07/21/20	250	250		—	500	494,550	3,397		—	(6,023)
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	371	598		—	969	993,554	7,625		—	(14,392)
5.13%, 02/08/20	497	457		—	954	989,279	7,927		—	(10,460)

						$44,198,595	$116,566		$(2,298)	$(108,149)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$608,695,840	$—	$608,695,840
Money market funds	37,497,377	—	—	37,497,377

Total	$37,497,377	$608,695,840	$—	$646,193,217

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.87%

ADVERTISING — 0.18%
WPP Finance 2010
4.75%, 11/21/21	$1,157	$1,194,846

		1,194,846
AEROSPACE & DEFENSE — 1.26%
Boeing Co. (The)
2.35%, 10/30/21	1,255	1,228,093
General Dynamics Corp.
3.88%, 07/15/21 (Call 04/15/21)[a]	651	665,921
Harris Corp.
5.55%, 10/01/21	655	696,638
L3 Technologies Inc.
4.95%, 02/15/21 (Call 11/15/20)	965	1,001,265
Lockheed Martin Corp.
3.35%, 09/15/21	2,038	2,049,759
Northrop Grumman Corp.
3.50%, 03/15/21	779	786,961
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	2,010	1,923,972

		8,352,609
AGRICULTURE — 0.90%
Altria Group Inc.
4.75%, 05/05/21	2,302	2,396,221
Archer-Daniels-Midland Co.
4.48%, 03/01/21	372	384,841
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	1,496	1,444,119
2.90%, 11/15/21[a]	1,566	1,545,861
4.13%, 05/17/21	180	184,581

		5,955,623
AIRLINES — 0.03%
Delta Air Lines Inc.
3.40%, 04/19/21	190	189,434

		189,434
APPAREL — 0.07%
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	430	435,835

		435,835

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 3.82%
American Honda Finance Corp.
1.65%, 07/12/21	$920	$878,232
1.70%, 09/09/21	1,971	1,878,974
2.65%, 02/12/21	404	399,726
Ford Motor Credit Co. LLC
3.20%, 01/15/21	1,855	1,838,565
3.34%, 03/18/21[a]	2,375	2,356,974
3.47%, 04/05/21	700	697,081
5.75%, 02/01/21[a]	1,560	1,645,878
5.88%, 08/02/21	2,855	3,034,865
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	3,033	2,995,664
3.55%, 04/09/21	50	49,963
4.20%, 03/01/21 (Call 02/01/21)[a]	1,973	2,007,369
4.38%, 09/25/21	2,127	2,173,220
PACCAR Financial Corp.
2.80%, 03/01/21	150	148,854
Toyota Motor Credit Corp.
1.90%, 04/08/21	1,348	1,305,133
2.75%, 05/17/21	1,363	1,350,447
2.95%, 04/13/21	500	498,175
3.40%, 09/15/21[a]	1,085	1,093,333
4.25%, 01/11/21	898	925,730

		25,278,183
BANKS — 33.91%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	1,600	1,554,304
2.55%, 11/23/21	750	729,240
Bancolombia SA
5.95%, 06/03/21	1,050	1,108,212
Bank of America Corp.
2.63%, 04/19/21	3,179	3,124,671
5.00%, 05/13/21[a]	2,090	2,191,093
5.88%, 01/05/21	1,780	1,904,155
Bank of Montreal
1.90%, 08/27/21	3,615	3,460,495
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	2,839	2,752,354
2.50%, 04/15/21 (Call 03/15/21)	2,205	2,165,288
3.55%, 09/23/21 (Call 08/23/21)	1,639	1,657,324
4.15%, 02/01/21	105	107,888

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
2.45%, 03/22/21	$3,073	$3,005,609
2.50%, 01/08/21	1,126	1,105,698
2.80%, 07/21/21[a]	1,625	1,604,493
3.13%, 04/20/21	500	498,455
4.38%, 01/13/21	404	416,274
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	2,345	2,304,291
Barclays PLC
3.20%, 08/10/21	2,200	2,170,872
3.25%, 01/12/21	1,735	1,720,305
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	2,569	2,481,320
2.15%, 02/01/21 (Call 01/01/21)	830	809,134
BNP Paribas SA
5.00%, 01/15/21	3,899	4,089,856
BPCE SA
2.65%, 02/03/21[a]	750	737,228
2.75%, 12/02/21	2,055	2,009,461
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	545	540,171
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	1,246	1,227,534
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	500	499,925
4.75%, 07/15/21	2,730	2,836,388
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	825	792,149
2.95%, 07/23/21 (Call 06/23/21)	1,295	1,273,633
Citibank N.A.
2.85%, 02/12/21 (Call 01/12/21)	390	385,464
Citigroup Inc.
2.35%, 08/02/21[a]	2,658	2,580,333
2.70%, 03/30/21[a]	4,599	4,524,036
2.90%, 12/08/21 (Call 11/08/21)	3,356	3,294,015
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	1,380	1,349,916
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,005	971,855
Commonwealth Bank of Australia/New York NY
2.55%, 03/15/21[a]	1,230	1,207,184

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
4.50%, 01/11/21	$2,697	$2,786,001
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	2,875	2,825,579
Credit Suisse AG/New York NY
3.00%, 10/29/21[a]	2,335	2,312,747
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[a]	2,225	2,222,174
Deutsche Bank AG
3.13%, 01/13/21	1,727	1,695,689
3.38%, 05/12/21	2,452	2,418,972
4.25%, 10/14/21	4,657	4,701,614
Deutsche Bank AG/New York NY
3.15%, 01/22/21	1,700	1,669,655
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	1,000	987,360
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)[a]	1,400	1,361,626
2.88%, 10/01/21 (Call 09/01/21)	1,220	1,203,103
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	3,509	3,380,992
2.63%, 04/25/21 (Call 03/25/21)	2,725	2,667,530
2.88%, 02/25/21 (Call 01/25/21)	2,541	2,510,279
5.25%, 07/27/21	4,285	4,531,216
HSBC Holdings PLC
2.95%, 05/25/21	3,760	3,716,986
3.40%, 03/08/21	3,785	3,794,841
5.10%, 04/05/21[a]	3,391	3,561,025
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	1,583	1,579,280
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	4,238	4,109,716
2.40%, 06/07/21 (Call 05/07/21)	1,478	1,437,458
2.55%, 03/01/21 (Call 02/01/21)	4,397	4,310,467
4.35%, 08/15/21	3,633	3,753,325
4.63%, 05/10/21	2,122	2,203,739
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	750	731,820
KeyCorp.
5.10%, 03/24/21	2,560	2,685,542
Lloyds Bank PLC
6.38%, 01/21/21[a]	1,092	1,179,305

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Lloyds Banking Group PLC
3.10%, 07/06/21[a]	$1,875	$1,859,569
Manufacturers & Traders Trust Co.
2.63%, 01/25/21 (Call 12/25/20)	775	764,460
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,100	2,018,415
2.95%, 03/01/21	3,760	3,721,385
Mizuho Financial Group Inc.
2.27%, 09/13/21	1,525	1,466,227
Morgan Stanley
2.50%, 04/21/21	3,585	3,501,003
2.63%, 11/17/21	4,341	4,225,486
5.50%, 07/28/21	4,286	4,554,904
5.75%, 01/25/21	2,450	2,603,076
National Australia Bank Ltd./New York
1.88%, 07/12/21	350	334,803
2.50%, 01/12/21	2,000	1,963,120
2.63%, 01/14/21[a]	1,400	1,378,566
Northern Trust Corp.
3.38%, 08/23/21	310	313,258
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[b]	2,000	1,939,720
2.50%, 01/22/21 (Call 12/23/20)[b]	1,090	1,069,464
2.55%, 12/09/21 (Call 11/09/21)[a,b]	610	594,360
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	1,240	1,234,618
Royal Bank of Canada
2.50%, 01/19/21	1,350	1,326,011
3.20%, 04/30/21	1,750	1,750,630
Santander UK Group Holdings PLC
2.88%, 08/05/21	1,200	1,173,720
3.13%, 01/08/21	2,301	2,284,686
Santander UK PLC
2.50%, 01/05/21	500	490,355
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	600	571,122
2.63%, 03/15/21[a]	1,800	1,768,608
State Street Corp.
1.95%, 05/19/21[a]	1,185	1,145,551
4.38%, 03/07/21	1,495	1,548,476
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	2,496	2,397,608

Security	Principal (000s)	Value
2.44%, 10/19/21	$649	$627,966
2.93%, 03/09/21	3,703	3,665,859
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)	2,237	2,213,310
Svenska Handelsbanken AB
1.88%, 09/07/21[a]	950	905,825
2.45%, 03/30/21	2,240	2,189,354
Toronto-Dominion Bank (The)
1.80%, 07/13/21	2,852	2,728,508
2.13%, 04/07/21[a]	2,987	2,896,076
2.55%, 01/25/21	960	944,918
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)[a]	2,004	1,967,527
4.13%, 05/24/21 (Call 04/23/21)	1,272	1,309,371
Wells Fargo & Co.
2.10%, 07/26/21	4,795	4,606,604
2.50%, 03/04/21	4,276	4,187,572
3.00%, 01/22/21[a]	2,157	2,143,648
4.60%, 04/01/21	3,700	3,831,239
Wells Fargo Bank N.A.
2.60%, 01/15/21	1,500	1,475,040
Westpac Banking Corp.
2.00%, 08/19/21	2,374	2,278,352
2.10%, 05/13/21[a]	1,893	1,829,887
2.65%, 01/25/21	1,165	1,149,377

		224,478,298
BEVERAGES — 2.95%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	10,100	9,983,042
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	402	415,503
Coca-Cola Co. (The)
1.55%, 09/01/21	570	544,162
3.30%, 09/01/21	2,170	2,195,150
Constellation Brands Inc.
3.75%, 05/01/21	1,022	1,031,035
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	2,362	2,265,134
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	1,032	988,202
2.00%, 04/15/21 (Call 03/15/21)	735	715,861
3.00%, 08/25/21	1,402	1,402,533

		19,540,622

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.54%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	$1,177	$1,125,589
3.88%, 11/15/21 (Call 08/15/21)	2,577	2,621,531
4.10%, 06/15/21 (Call 03/15/21)	1,817	1,861,716
Celgene Corp.
2.25%, 08/15/21	625	602,431
2.88%, 02/19/21[a]	550	543,477
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	2,323	2,413,597
4.50%, 04/01/21 (Call 01/01/21)	998	1,033,159

		10,201,500
BUILDING MATERIALS — 0.14%
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	200	202,220
4.25%, 03/01/21	185	189,510
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	545	545,142

		936,872
CHEMICALS — 1.27%
Air Products & Chemicals Inc.
3.00%, 11/03/21	250	248,385
Celanese U.S. Holdings LLC
5.88%, 06/15/21[a]	619	659,198
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	2,670	2,728,420
EI du Pont de Nemours & Co.
3.63%, 01/15/21	1,653	1,674,935
4.25%, 04/01/21	602	619,873
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	1,050	1,128,739
Monsanto Co.
2.75%, 07/15/21	445	435,962
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	400	399,008
Praxair Inc.
3.00%, 09/01/21	300	298,572
4.05%, 03/15/21	218	223,762

		8,416,854
COMMERCIAL SERVICES — 0.71%
Ecolab Inc.
4.35%, 12/08/21	1,700	1,763,019

Security	Principal (000s)	Value
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	$190	$183,415
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	940	918,634
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	1,244	1,249,834
Verisk Analytics Inc.
5.80%, 05/01/21	565	601,352

		4,716,254
COMPUTERS — 3.04%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	2,305	2,203,442
2.25%, 02/23/21 (Call 01/23/21)	3,816	3,750,556
2.85%, 05/06/21	4,078	4,066,215
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[c]	6,547	6,673,488
IBM Credit LLC
1.80%, 01/20/21	850	823,777
2.65%, 02/05/21	200	198,072
International Business Machines Corp.
2.25%, 02/19/21[a]	1,280	1,253,542
2.90%, 11/01/21[a]	525	520,553
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	623	620,215

		20,109,860
COSMETICS & PERSONAL CARE — 0.84%
Colgate-Palmolive Co.
2.45%, 11/15/21	145	142,393
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)[a]	385	369,096
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,351	1,295,542
1.85%, 02/02/21[a]	1,215	1,181,502
Series A
9.36%, 01/01/21	33	35,340
Unilever Capital Corp.
1.38%, 07/28/21	800	757,704
2.75%, 03/22/21	600	596,010
4.25%, 02/10/21	1,175	1,213,340

		5,590,927

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.07%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	$1,385	$1,416,495
5.00%, 10/01/21	1,090	1,133,208
Air Lease Corp.
2.50%, 03/01/21	825	803,063
3.38%, 06/01/21 (Call 05/01/21)	857	851,918
3.88%, 04/01/21 (Call 03/01/21)	925	934,185
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	3,240	3,158,805
HSBC Finance Corp.
6.68%, 01/15/21	664	715,440
International Lease Finance Corp.
4.63%, 04/15/21 [a]	820	841,025
Jefferies Group LLC
6.88%, 04/15/21	1,228	1,332,773
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	1,095	1,060,442
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	175	173,572
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	1,248	1,252,518

		13,673,444
ELECTRIC — 3.79%
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	170	175,659
Baltimore Gas & Electric Co.
3.50%, 11/15/21 (Call 08/15/21)	75	75,631
Berkshire Hathaway Energy Co.
2.38%, 01/15/21[c]	720	705,211
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	630	605,814
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	560	563,158
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	1,203	1,156,937
Dominion Energy Inc.
4.10%, 04/01/21[d]	415	421,262
4.45%, 03/15/21	795	815,654

Security	Principal (000s)	Value
Series C
2.00%, 08/15/21 (Call 07/15/21)	$945	$900,850
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	757	773,836
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,868	1,773,741
3.55%, 09/15/21 (Call 06/15/21)	1,345	1,352,128
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	320	319,098
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	335	332,993
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	1,500	1,461,195
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	375	380,359
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)[a]	589	577,220
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)[a]	1,038	1,007,171
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	1,340	1,276,578
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	225	219,440
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	150	154,252
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	535	550,868
Ohio Power Co. Series M
5.38%, 10/01/21	423	451,299
Pacific Gas & Electric Co.
4.25%, 05/15/21 (Call 02/15/21)[a]	125	127,644
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	452	461,072
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	100	95,261
PNM Resources Inc.
3.25%, 03/09/21	100	99,321
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	215	214,134
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	385	394,567
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	982	973,506

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	$325	$314,330
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	275	261,643
Puget Energy Inc.
6.00%, 09/01/21	205	220,248
San Diego Gas & Electric Co.
3.00%, 08/15/21	825	820,240
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	523	533,047
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)[a]	3,617	3,510,552
Southern Power Co. Series E
2.50%, 12/15/21 (Call 11/15/21)	280	270,584
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	170	168,495
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	610	595,439

		25,110,437
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	683	672,256

		672,256
ELECTRONICS — 0.83%
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	210	208,263
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	400	397,948
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	225	222,597
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	794	769,466
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	2,725	2,617,962
4.25%, 03/01/21[a]	639	662,042
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	592	619,907

		5,498,185
ENGINEERING & CONSTRUCTION — 0.06%
Fluor Corp.
3.38%, 09/15/21	403	404,181

		404,181

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.17%
Republic Services Inc.
5.25%, 11/15/21	$579	$614,162
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	475	491,573

		1,105,735
FOOD — 1.09%
Campbell Soup Co.
3.30%, 03/15/21	675	675,743
4.25%, 04/15/21	365	374,797
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	1,457	1,444,878
JM Smucker Co. (The)
3.50%, 10/15/21[a]	824	829,438
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	403	395,806
2.95%, 11/01/21 (Call 10/01/21)	1,100	1,085,018
3.30%, 01/15/21 (Call 12/15/20)	896	896,475
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	1,175	1,148,139
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	387	372,422

		7,222,716
FOREST PRODUCTS & PAPER — 0.02%
International Paper Co.
7.50%, 08/15/21[a]	144	161,813

		161,813
GAS — 0.15%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	625	640,975
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	226	233,234
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	125	124,683

		998,892
HAND & MACHINE TOOLS — 0.05%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	310	311,624

		311,624
HEALTH CARE – PRODUCTS — 1.91%
Abbott Laboratories
2.90%, 11/30/21 (Call 10/30/21)	4,500	4,442,175

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	$475	$450,979
Becton Dickinson and Co.
3.13%, 11/08/21[a]	2,332	2,296,740
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	375	388,365
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)	416	426,828
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)[a]	1,676	1,649,637
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	1,662	1,672,570
4.50%, 03/01/21	1,163	1,203,054
Zimmer Biomet Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)[a]	85	84,169

		12,614,517
HEALTH CARE – SERVICES — 0.96%
Aetna Inc.
4.13%, 06/01/21 (Call 03/01/21)	380	386,855
Anthem Inc.
3.70%, 08/15/21 (Call 05/15/21)	1,096	1,103,639
Cigna Corp.
4.50%, 03/15/21 (Call 12/15/20)	295	302,534
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	780	822,440
Quest Diagnostics Inc.
4.70%, 04/01/21	422	437,002
UnitedHealth Group Inc.
2.13%, 03/15/21	1,735	1,688,519
2.88%, 12/15/21	973	961,470
3.38%, 11/15/21 (Call 08/15/21)	225	226,373
4.70%, 02/15/21 (Call 11/15/20)	410	425,884

		6,354,716
HOME FURNISHINGS — 0.06%
Whirlpool Corp.
4.85%, 06/15/21	355	369,541

		369,541
HOUSEHOLD PRODUCTS & WARES — 0.02%
Clorox Co. (The)
3.80%, 11/15/21	150	152,772

		152,772

Security	Principal (000s)	Value
HOUSEWARES — 0.40%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	$1,580	$1,563,031
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,027	1,050,344

		2,613,375
INSURANCE — 1.94%
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	2,711	2,703,328
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)[a]	510	501,366
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	1,671	1,728,215
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	1,681	1,652,658
3.75%, 08/15/21[a]	648	664,142
CNA Financial Corp.
5.75%, 08/15/21	315	335,661
Lincoln National Corp.
4.85%, 06/24/21	150	156,511
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	1,060	1,103,280
MetLife Inc.
4.75%, 02/08/21	990	1,029,531
Progressive Corp. (The)
3.75%, 08/23/21	282	286,777
Prudential Financial Inc.
4.50%, 11/16/21	690	717,372
Reinsurance Group of America Inc.
5.00%, 06/01/21	150	156,284
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	600	596,754
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	285	280,739
Willis Towers Watson PLC
5.75%, 03/15/21	258	272,438
XLIT Ltd.
5.75%, 10/01/21	624	667,742

		12,852,798
INTERNET — 1.19%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	1,650	1,636,602

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Alphabet Inc.
3.63%, 05/19/21[a]	$1,631	$1,669,133
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)	1,865	1,878,876
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	1,610	1,586,413
JD.com Inc.
3.13%, 04/29/21	1,150	1,124,562

		7,895,586
LODGING — 0.12%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[a]	570	564,271
Series N
3.13%, 10/15/21 (Call 07/15/21)	250	247,078

		811,349
MACHINERY — 1.68%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	2,109	2,013,652
2.90%, 03/15/21[a]	275	273,471
Caterpillar Inc.
3.90%, 05/27/21	2,223	2,272,084
CNH Industrial Capital LLC
3.88%, 10/15/21	465	466,195
4.88%, 04/01/21	1,305	1,350,949
John Deere Capital Corp.
2.35%, 01/08/21[a]	713	700,437
2.55%, 01/08/21	806	796,006
2.80%, 03/04/21	661	655,626
3.15%, 10/15/21	1,022	1,021,356
3.90%, 07/12/21	328	335,305
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	480	469,526
Xylem Inc./NY
4.88%, 10/01/21	735	769,479

		11,124,086
MANUFACTURING — 1.13%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,235	1,182,513
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	100	102,554
General Electric Co.
4.63%, 01/07/21[a]	1,703	1,760,476
4.65%, 10/17/21[a]	2,439	2,543,560

Security	Principal (000s)	Value
5.30%, 02/11/21	$1,818	$1,907,518

		7,496,621
MEDIA — 2.31%
21st Century Fox America Inc.
4.50%, 02/15/21	1,321	1,366,773
CBS Corp.
4.30%, 02/15/21 (Call 11/15/20)	200	204,738
Discovery Communications LLC
4.38%, 06/15/21[a]	485	497,173
NBCUniversal Media LLC
4.38%, 04/01/21	3,396	3,511,973
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	85	85,635
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,272	2,280,202
4.13%, 02/15/21 (Call 11/15/20)	513	517,366
Time Warner Inc.
4.70%, 01/15/21	1,689	1,749,078
4.75%, 03/29/21	1,280	1,329,216
Viacom Inc.
3.88%, 12/15/21	965	973,627
Walt Disney Co. (The)
2.30%, 02/12/21[a]	1,125	1,104,041
2.75%, 08/16/21	1,015	1,004,830
3.75%, 06/01/21	670	684,137

		15,308,789
MINING — 0.54%
Barrick North America Finance LLC
4.40%, 05/30/21	995	1,028,273
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21[a]	1,475	1,485,620
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	927	929,252
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	100	102,537

		3,545,682
OFFICE & BUSINESS EQUIPMENT — 0.34%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	775	742,155
Xerox Corp.
4.50%, 05/15/21	1,501	1,531,996

		2,274,151

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
OIL & GAS — 4.85%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	$1,690	$1,749,285
Apache Corp.
3.63%, 02/01/21 (Call 11/01/20)	581	583,981
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	1,395	1,349,035
3.56%, 11/01/21	2,217	2,247,417
4.74%, 03/11/21[a]	1,623	1,697,025
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	1,318	1,316,932
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	2,860	2,788,271
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	885	898,514
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	645	649,605
EOG Resources Inc.
4.10%, 02/01/21	1,159	1,183,072
EQT Corp.
4.88%, 11/15/21	1,119	1,160,929
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	3,815	3,751,289
Marathon Petroleum Corp.
5.13%, 03/01/21	1,071	1,121,830
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,340	1,361,199
5.63%, 05/01/21 (Call 05/01/18)	382	387,371
Occidental Petroleum Corp. Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,637	1,679,316
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,110	1,112,731
Shell International Finance BV
1.75%, 09/12/21	1,685	1,614,348
1.88%, 05/10/21	2,690	2,602,710
Total Capital International SA
2.75%, 06/19/21	1,596	1,580,854
Total Capital SA
4.13%, 01/28/21	680	698,965
4.25%, 12/15/21	538	557,013

		32,091,692
OIL & GAS SERVICES — 0.19%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	663	662,032

Security	Principal (000s)	Value
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	$579	$579,567

		1,241,599
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	125	129,108

		129,108
PHARMACEUTICALS — 4.54%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	2,633	2,558,512
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)[a]	471	471,641
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	3,493	3,369,418
3.35%, 03/09/21[a]	2,650	2,653,710
4.13%, 05/15/21 (Call 02/15/21)	513	524,168
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	720	717,350
4.75%, 11/15/21	2,518	2,607,465
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	1,873	1,817,185
2.45%, 12/05/21	455	447,656
3.55%, 05/15/21	290	296,299
Merck & Co. Inc.
3.88%, 01/15/21 (Call 10/15/20)	1,618	1,654,955
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[a]	3,242	3,186,367
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	200	198,600
Pfizer Inc.
1.95%, 06/03/21	1,075	1,045,405
2.20%, 12/15/21	1,655	1,613,691
Sanofi
4.00%, 03/29/21	2,066	2,121,658
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	4,975	4,776,348

		30,060,428
PIPELINES — 1.84%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	422	431,925
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	518	523,247

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	$1,233	$1,263,998
Enterprise Products Operating LLC
2.80%, 02/15/21[a]	258	254,796
2.85%, 04/15/21 (Call 03/15/21)	955	940,952
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	1,475	1,473,127
5.00%, 10/01/21 (Call 07/01/21)	690	716,682
5.80%, 03/01/21	234	247,371
Magellan Midstream Partners LP
4.25%, 02/01/21	345	352,314
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	442	454,769
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	2,780	2,917,387
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	375	383,344
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	562	573,128
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	817	847,515
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	820	828,085

		12,208,640
REAL ESTATE INVESTMENT TRUSTS — 2.88%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	1,788	1,780,329
3.45%, 09/15/21	713	711,381
5.90%, 11/01/21	673	724,027
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	1,096	1,118,512
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	185	183,894
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	1,088	1,044,567
3.40%, 02/15/21 (Call 01/15/21)	1,598	1,599,087
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	435	455,245
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	1,693	1,759,196

Security	Principal (000s)	Value
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	$742	$774,077
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	138	137,467
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	100	98,663
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	460	465,433
Host Hotels & Resorts LP
6.00%, 10/01/21 (Call 07/01/21)	290	310,152
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	733	728,903
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	250	263,632
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 05/31/18)	495	505,657
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	1,426	1,389,537
4.13%, 12/01/21 (Call 09/01/21)	1,122	1,149,197
4.38%, 03/01/21 (Call 12/01/20)	1,309	1,347,393
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	996	1,029,416
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	920	931,252
Welltower Inc.
4.95%, 01/15/21 (Call 10/15/20)	225	232,837
Weyerhaeuser Co.
4.70%, 03/15/21 (Call 12/15/20)	334	345,386

		19,085,240
RETAIL — 2.26%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	335	332,605
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	814	854,765
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)[a]	1,512	1,477,254
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	2,565	2,496,258
4.40%, 04/01/21 (Call 01/01/21)[a]	1,520	1,574,933

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	$1,039	$1,051,936
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	205	208,913
3.80%, 11/15/21 (Call 08/15/21)	570	581,793
Macy’s Retail Holdings Inc.
3.45%, 01/15/21 (Call 12/15/20)	680	675,628
McDonald’s Corp.
3.63%, 05/20/21	600	609,798
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	283	286,532
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)[a]	515	533,391
4.88%, 01/14/21 (Call 10/14/20)	270	279,922
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	978	954,870
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	959	952,354
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)[a]	2,077	2,068,069

		14,939,021
SAVINGS & LOANS — 0.01%
First Niagara Financial Group Inc.
7.25%, 12/15/21	40	44,466

		44,466
SEMICONDUCTORS — 1.70%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,020	989,604
2.95%, 01/12/21	295	292,935
Applied Materials Inc.
4.30%, 06/15/21	769	795,046
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	661	639,114
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	710	683,567
3.30%, 10/01/21	2,593	2,615,767
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	616	628,449
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	1,314	1,294,421
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	2,202	2,137,063

Security	Principal (000s)	Value
Texas Instruments Inc.
2.75%, 03/12/21 (Call 02/12/21)[a]	$684	$680,471
Xilinx Inc.
3.00%, 03/15/21	510	505,257

		11,261,694
SOFTWARE — 2.39%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	1,139	1,098,771
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	630	636,565
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	1,209	1,166,213
Fiserv Inc.
4.75%, 06/15/21	100	104,040
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	3,958	3,792,041
4.00%, 02/08/21	799	824,352
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)[a]	5,675	5,476,545
2.80%, 07/08/21	2,744	2,731,405

		15,829,932
TELECOMMUNICATIONS — 4.42%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)[a]	2,138	2,110,484
3.88%, 08/15/21	2,613	2,651,673
4.45%, 05/15/21[a]	1,653	1,703,631
4.60%, 02/15/21 (Call 11/15/20)	740	764,250
5.00%, 03/01/21	1,345	1,406,211
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	3,408	3,278,462
2.20%, 02/28/21	3,281	3,221,942
2.90%, 03/04/21[a]	573	572,565
Juniper Networks Inc.
4.60%, 03/15/21	125	128,845
Motorola Solutions Inc.
3.50%, 09/01/21	500	498,020
Orange SA
4.13%, 09/14/21	1,068	1,099,816
Telefonica Emisiones SAU
5.46%, 02/16/21	2,025	2,143,928
Verizon Communications Inc.
1.75%, 08/15/21	1,351	1,288,016

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
3.00%, 11/01/21 (Call 09/01/21)	$2,077	$2,056,230
3.45%, 03/15/21[a]	1,120	1,127,594
3.50%, 11/01/21	2,835	2,856,971
4.60%, 04/01/21[a]	1,588	1,649,630
Vodafone Group PLC
4.38%, 03/16/21[a]	651	669,983

		29,228,251
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	325	323,261

		323,261
TRANSPORTATION — 1.07%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	650	654,537
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	500	494,435
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	700	718,816
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	521	520,615
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	530	510,554
3.45%, 11/15/21 (Call 10/15/21)	195	195,004
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)	805	823,096
United Parcel Service Inc.
2.05%, 04/01/21[a]	1,221	1,190,133
3.13%, 01/15/21	1,957	1,968,194

		7,075,384
TRUCKING & LEASING — 0.06%
GATX Corp.
4.85%, 06/01/21[a]	350	364,140

		364,140

TOTAL CORPORATE BONDS & NOTES
(Cost: $660,461,733)		647,853,839

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 8.60%

MONEY MARKET FUNDS — 8.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[b],e,f	46,160	$46,165,097
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,e]	10,749	10,748,804

		56,913,901

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,910,469)		56,913,901

TOTAL INVESTMENTS IN SECURITIES — 106.47%
(Cost: $717,372,202)		704,767,740
Other Assets, Less Liabilities — (6.47)%		(42,828,053)

NET ASSETS — 100.00%		$661,939,687

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM CORPORATE ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,634	25,526	[b]	—	46,160	$46,165,097	$41,044	[c]	$(3,685)	$1,090
BlackRock Cash Funds: Treasury, SL Agency Shares	3,887	6,862	[b]	—	10,749	10,748,804	61,785		—	—
PNC Bank N.A.
2.15%, 04/29/21	$1,250	$750		$—	$2,000	1,939,720	18,440		—	(42,353)
2.50%, 01/22/21	—	1,090		—	1,090	1,069,464	7,040		—	(13,840)
2.55%, 12/09/21	510	100		—	610	594,360	6,203		—	(16,612)

						$60,517,445	$134,512		$(3,685)	$(71,715)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$647,853,839	$—	$647,853,839
Money market funds	56,913,901	—	—	56,913,901

Total	$56,913,901	$647,853,839	$—	$704,767,740

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.37%

ADVERTISING — 0.43%
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	$1,299	$1,300,247
WPP Finance 2010
3.63%, 09/07/22	569	561,250

		1,861,497
AEROSPACE & DEFENSE — 1.90%
Embraer SA
5.15%, 06/15/22[a]	350	365,537
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	1,060	1,013,487
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	1,592	1,534,179
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,121	1,085,924
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)[a]	1,356	1,316,825
United Technologies Corp.
2.30%, 05/04/22 (Call 04/04/22)[a]	425	407,651
3.10%, 06/01/22	2,567	2,535,554

		8,259,157
AGRICULTURE — 1.85%
Altria Group Inc.
2.85%, 08/09/22	2,206	2,149,747
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[b]	1,904	1,831,419
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	1,385	1,326,041
2.50%, 08/22/22	1,012	973,595
2.63%, 02/18/22 (Call 01/18/22)	315	306,523
Reynolds American Inc.
4.00%, 06/12/22	1,448	1,462,581

		8,049,906
AIRLINES — 0.38%
Continental Airlines Inc. Pass Through Trust Series 2007-1, Class A
5.98%, 10/19/23	238	253,910
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	1,015	1,005,175

Security	Principal (000s)	Value
Southwest Airlines Co.
2.75%, 11/16/22 (Call 10/16/22)	$385	$373,650

		1,632,735
AUTO MANUFACTURERS — 2.58%
American Honda Finance Corp.
2.60%, 11/16/22[a]	240	233,443
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	885	849,892
3.22%, 01/09/22	840	821,318
3.34%, 03/28/22 (Call 02/28/22)	770	753,768
4.25%, 09/20/22	1,000	1,008,940
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	914	889,368
3.45%, 01/14/22 (Call 12/14/21)[a]	843	833,213
3.45%, 04/10/22 (Call 02/10/22)	2,479	2,445,186
PACCAR Financial Corp.
2.30%, 08/10/22	310	298,084
Toyota Motor Credit Corp.
2.15%, 09/08/22	403	384,430
2.60%, 01/11/22	785	768,688
2.80%, 07/13/22	355	348,262
3.30%, 01/12/22	1,584	1,588,625

		11,223,217
BANKS — 23.05%
Australia & New Zealand Banking Group Ltd./New York NY
2.63%, 11/09/22	875	841,846
Banco Santander SA
3.50%, 04/11/22	1,047	1,033,776
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)[a]	1,675	1,601,568
5.70%, 01/24/22	1,573	1,700,460
Bank of Montreal
2.35%, 09/11/22	931	888,593
2.55%, 11/06/22 (Call 10/06/22)	1,344	1,292,700
Bank of New York Mellon Corp. (The)
2.60%, 02/07/22 (Call 01/07/22)	940	916,876
Bank of Nova Scotia (The)
2.45%, 09/19/22	982	942,632
2.70%, 03/07/22[a]	1,507	1,468,843
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)	1,333	1,303,301
3.95%, 03/22/22 (Call 02/22/22)	145	147,372
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	1,090	1,062,172

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	$1,148	$1,113,973
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	1,125	1,100,880
Capital One N.A.
2.65%, 08/08/22 (Call 07/08/22)	844	807,345
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	771	742,943
2.75%, 04/25/22 (Call 03/25/22)[a]	2,217	2,154,769
4.05%, 07/30/22	1,434	1,450,262
4.50%, 01/14/22	2,986	3,092,540
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	325	314,028
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	575	554,611
Cooperatieve Rabobank UA
3.88%, 02/08/22	3,597	3,657,753
3.95%, 11/09/22	1,845	1,842,196
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22[a]	1,835	1,836,064
Deutsche Bank AG/New York NY
3.30%, 11/16/22	475	456,850
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	610	589,150
3.50%, 03/15/22 (Call 02/15/22)	681	680,762
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	325	311,831
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	3,121	3,050,309
5.75%, 01/24/22	4,483	4,825,501
HSBC Holdings PLC
2.65%, 01/05/22	1,840	1,784,266
4.00%, 03/30/22	2,528	2,576,740
4.88%, 01/14/22	586	613,056
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,576	1,512,361
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	550	527,995
ING Groep NV
3.15%, 03/29/22[a]	1,495	1,471,842
JPMorgan Chase & Co.
3.25%, 09/23/22	3,243	3,210,148
4.50%, 01/24/22	2,840	2,946,131

Security	Principal (000s)	Value
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	$760	$726,226
2.40%, 06/09/22	385	371,240
3.18%, 10/15/27	500	489,760
Lloyds Banking Group PLC
3.00%, 01/11/22	1,355	1,329,499
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	360	347,353
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	1,948	1,882,138
3.00%, 02/22/22[a]	954	937,019
Mizuho Financial Group Inc.
2.60%, 09/11/22[a]	1,245	1,192,673
2.95%, 02/28/22	1,425	1,391,911
Morgan Stanley
2.75%, 05/19/22	2,838	2,752,746
4.88%, 11/01/22	2,280	2,367,324
MUFG Americas Holdings Corp.
3.50%, 06/18/22	150	149,583
National Australia Bank Ltd./New York
2.50%, 05/22/22	1,165	1,123,386
2.80%, 01/10/22	765	749,876
Northern Trust Corp.
2.38%, 08/02/22	846	816,221
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)[c]	750	721,928
2.63%, 02/17/22 (Call 01/18/22)[c]	1,075	1,044,814
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[a,c,d]	595	578,757
3.30%, 03/08/22 (Call 02/06/22)[a,c]	1,490	1,483,161
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	1,250	1,205,662
Royal Bank of Canada
2.75%, 02/01/22[a]	1,191	1,166,084
Santander Holdings USA Inc.
3.70%, 03/28/22 (Call 02/28/22)	1,390	1,378,449
Skandinaviska Enskilda Banken AB
2.80%, 03/11/22[a]	250	244,585
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	1,075	1,060,745
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	1,625	1,574,820
2.78%, 10/18/22	916	883,189

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
2.85%, 01/11/22	$637	$622,241
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	1,095	1,050,587
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	1,236	1,202,541
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	875	842,214
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	430	412,555
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	1,867	1,828,521
3.00%, 03/15/22 (Call 02/15/22)	608	602,230
Series V
2.63%, 01/24/22 (Call 12/23/21)	1,145	1,121,081
Wells Fargo & Co.
2.63%, 07/22/22	3,405	3,276,019
3.50%, 03/08/22	2,706	2,703,673
Westpac Banking Corp.
2.50%, 06/28/22	1,177	1,134,240
2.80%, 01/11/22	1,082	1,062,048

		100,251,544
BEVERAGES — 2.63%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	2,852	2,760,023
3.75%, 01/15/22	2,370	2,409,911
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	335	329,831
Coca-Cola Co. (The)
2.20%, 05/25/22	405	392,206
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	250	239,650
2.70%, 05/09/22 (Call 04/09/22)	535	516,751
Diageo Investment Corp.
2.88%, 05/11/22	1,386	1,363,630
Molson Coors Brewing Co.
3.50%, 05/01/22	442	441,386
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	717	693,619
2.75%, 03/05/22[a]	1,423	1,407,375
3.10%, 07/17/22 (Call 05/17/22)	892	890,314

		11,444,696

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.84%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	$1,333	$1,293,103
2.70%, 05/01/22 (Call 03/01/22)	552	535,473
3.63%, 05/15/22 (Call 02/15/22)	815	819,719
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)	495	489,382
Biogen Inc.
3.63%, 09/15/22[a]	1,281	1,282,153
Celgene Corp.
3.25%, 08/15/22	1,140	1,120,939
3.55%, 08/15/22	944	939,563
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	550	523,782
3.25%, 09/01/22 (Call 07/01/22)[a]	1,005	1,002,658

		8,006,772
BUILDING MATERIALS — 0.23%
Masco Corp.
5.95%, 03/15/22	452	487,066
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	513	521,049

		1,008,115
CHEMICALS — 1.65%
Cabot Corp.
3.70%, 07/15/22	450	449,973
Celanese U.S. Holdings LLC
4.63%, 11/15/22	648	668,010
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	1,531	1,492,909
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	805	804,751
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)[a]	385	371,825
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	590	576,094
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	373	357,080
2.45%, 02/15/22 (Call 11/15/21)	535	520,239
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	210	207,951
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	1,769	1,714,674

		7,163,506

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.61%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	$520	$546,400
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	508	488,076
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	429	420,296
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	419	434,017
Verisk Analytics Inc.
4.13%, 09/12/22	270	275,219
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	500	495,580

		2,659,588
COMPUTERS — 2.44%
Apple Inc.
2.10%, 09/12/22 (Call 08/12/22)	700	669,984
2.15%, 02/09/22	1,433	1,385,625
2.50%, 02/09/22 (Call 01/09/22)	1,959	1,919,742
2.70%, 05/13/22	1,559	1,534,524
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	1,305	1,341,148
HP Inc.
4.05%, 09/15/22	603	613,052
IBM Credit LLC
2.20%, 09/08/22	400	381,780
International Business Machines Corp.
1.88%, 08/01/22	1,905	1,796,224
2.50%, 01/27/22[a]	340	331,772
2.88%, 11/09/22[a]	675	662,027

		10,635,878
COSMETICS & PERSONAL CARE — 0.94%
Colgate-Palmolive Co.
2.25%, 11/15/22	370	357,538
2.30%, 05/03/22	659	640,298
Procter & Gamble Co. (The)
2.15%, 08/11/22	1,292	1,244,093
2.30%, 02/06/22	996	970,403
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	890	855,779

		4,068,111

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 4.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	$1,740	$1,740,748
4.63%, 07/01/22	500	511,365
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	915	877,302
3.75%, 02/01/22 (Call 12/01/21)	418	418,694
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,542	1,480,875
2.65%, 12/02/22	1,360	1,308,347
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)[a]	1,401	1,370,752
CME Group Inc.
3.00%, 09/15/22	783	772,774
Discover Financial Services
3.85%, 11/21/22	784	777,791
5.20%, 04/27/22	175	182,532
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	270	261,808
Franklin Resources Inc.
2.80%, 09/15/22[a]	305	297,204
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	347	336,999
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	675	645,658
International Lease Finance Corp.
5.88%, 08/15/22	980	1,049,835
8.63%, 01/15/22	430	498,353
Invesco Finance PLC
3.13%, 11/30/22	274	269,586
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)[a]	495	474,057
2.40%, 04/25/22 (Call 03/25/22)	425	410,112
3.05%, 02/15/22 (Call 11/15/21)	379	375,434
ORIX Corp.
2.90%, 07/18/22[a]	677	655,397
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	1,244	1,222,491
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	717	687,897
2.80%, 12/14/22 (Call 10/14/22)	2,369	2,327,732

		18,953,743

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
ELECTRIC — 4.18%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	$470	$448,352
Alabama Power Co. Series 17A
2.45%, 03/30/22 (Call 02/28/22)	700	677,166
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	215	209,178
American Electric Power Co. Inc. Series F
2.95%, 12/15/22 (Call 09/15/22)	224	218,431
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)[a]	620	594,084
CMS Energy Corp.
5.05%, 03/15/22 (Call 12/15/21)	490	514,750
Dominion Energy Inc.
Series B
2.75%, 01/15/22 (Call 12/15/21)	195	188,778
2.75%, 09/15/22 (Call 06/15/22)	565	542,756
DTE Energy Co. Series B
3.30%, 06/15/22 (Call 04/15/22)	420	415,262
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	605	577,926
3.05%, 08/15/22 (Call 05/15/22)	623	611,182
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	360	353,736
Edison International
2.40%, 09/15/22 (Call 08/15/22)[a]	960	911,126
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	1,029	1,043,365
Eversource Energy Series K
2.75%, 03/15/22 (Call 02/15/22)	449	437,690
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	1,653	1,629,246
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	450	460,224
FirstEnergy Corp. Series A
2.85%, 07/15/22 (Call 05/15/22)	765	736,772
Georgia Power Co.
2.85%, 05/15/22	330	321,321

Security	Principal (000s)	Value
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[b]	$160	$153,131
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	575	549,326
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	150	143,984
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	525	537,894
7.00%, 09/01/22	561	639,495
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	595	566,577
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	360	357,721
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	320	308,378
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	220	218,973
4.20%, 06/15/22 (Call 03/15/22)	512	523,535
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	682	670,911
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	190	182,155
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	410	393,198
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	165	176,032
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	572	555,795
Southern California Edison Co. Series B
2.40%, 02/01/22 (Call 12/01/21)	270	261,179
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	717	717,968
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	305	301,398
Xcel Energy Inc.
2.60%, 03/15/22 (Call 02/15/22)	55	53,514

		18,202,509
ELECTRONICS — 0.66%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	345	338,773
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	237	242,041

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	$250	$245,883
Avnet Inc.
4.88%, 12/01/22	485	498,211
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	250	245,258
Jabil Inc.
4.70%, 09/15/22	598	613,428
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	560	551,376
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)[a]	121	121,571

		2,856,541
ENVIRONMENTAL CONTROL — 0.36%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	931	933,169
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	628	616,338

		1,549,507
FOOD — 1.72%
Campbell Soup Co.
2.50%, 08/02/22[a]	165	157,412
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	200	204,542
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	550	527,092
JM Smucker Co. (The)
3.00%, 03/15/22	375	368,378
Kellogg Co.
3.13%, 05/17/22[a]	250	245,658
Kraft Heinz Foods Co.
3.50%, 06/06/22	1,993	1,983,573
3.50%, 07/15/22 (Call 05/15/22)	1,407	1,400,218
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	410	397,044
3.40%, 04/15/22 (Call 01/15/22)	370	368,246
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	665	640,368
Sysco Corp.
2.60%, 06/12/22	290	280,369
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	900	930,528

		7,503,428

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.24%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	$300	$308,100
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	687	716,040

		1,024,140
HAND & MACHINE TOOLS — 0.17%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	75	75,382
Stanley Black & Decker Inc.
2.90%, 11/01/22	673	658,201

		733,583
HEALTH CARE – PRODUCTS — 1.96%
Abbott Laboratories
2.55%, 03/15/22	873	847,849
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	1,828	1,769,723
Boston Scientific Corp.
3.38%, 05/15/22	432	427,602
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	731	728,851
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	438	436,261
3.15%, 03/15/22	2,544	2,538,556
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	818	811,841
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	965	947,041

		8,507,724
HEALTH CARE – SERVICES — 2.03%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	1,402	1,351,780
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	250	242,408
3.13%, 05/15/22	1,248	1,223,040
Catholic Health Initiatives
2.95%, 11/01/22	415	399,944
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	889	900,166
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	330	320,232
3.15%, 12/01/22 (Call 09/01/22)	480	471,576

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
3.20%, 02/01/22	$607	$598,690
3.75%, 08/23/22 (Call 05/23/22)	246	247,579
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	1,267	1,248,464
3.35%, 07/15/22[a]	1,821	1,823,877

		8,827,756
HOLDING COMPANIES – DIVERSIFIED — 0.17%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	767	750,962

		750,962
HOME BUILDERS — 0.11%
DR Horton Inc.
4.38%, 09/15/22 (Call 06/15/22)	235	241,559
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	235	237,113

		478,672
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
4.70%, 06/01/22	100	104,078

		104,078
HOUSEHOLD PRODUCTS & WARES — 0.34%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	655	628,865
2.88%, 10/01/22	105	102,225
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	575	570,492
Kimberly-Clark Corp.
2.40%, 03/01/22	165	160,281

		1,461,863
INSURANCE — 2.15%
Alleghany Corp.
4.95%, 06/27/22	344	361,011
American International Group Inc.
4.88%, 06/01/22	1,998	2,090,028
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	1,225	1,220,884
Berkshire Hathaway Inc.
3.40%, 01/31/22[a]	445	450,247
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	845	829,748

Security	Principal (000s)	Value
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	$75	$74,876
Fidelity National Financial Inc.
5.50%, 09/01/22	150	160,603
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	992	1,050,707
Lincoln National Corp.
4.20%, 03/15/22	625	640,550
Markel Corp.
4.90%, 07/01/22	100	104,516
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	825	804,086
MetLife Inc.
3.05%, 12/15/22	527	517,345
Primerica Inc.
4.75%, 07/15/22	145	150,558
Principal Financial Group Inc.
3.30%, 09/15/22	285	282,255
Sompo International Holdings Ltd.
4.70%, 10/15/22	270	276,599
WR Berkley Corp.
4.63%, 03/15/22[a]	325	335,982

		9,349,995
INTERNET — 1.00%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	1,317	1,278,201
Baidu Inc.
2.88%, 07/06/22	500	481,645
3.50%, 11/28/22	900	887,049
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	903	869,255
3.80%, 03/09/22 (Call 02/09/22)	812	821,103

		4,337,253
IRON & STEEL — 0.40%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	600	617,472
Vale Overseas Ltd.
4.38%, 01/11/22	1,089	1,102,732

		1,720,204
LEISURE TIME — 0.16%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	649	690,452

		690,452

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
LODGING — 0.45%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	$1,118	$1,072,039
3.25%, 09/15/22 (Call 06/15/22)	190	186,808
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	726	713,629

		1,972,476
MACHINERY — 1.76%
ABB Finance USA Inc.
2.88%, 05/08/22	1,316	1,292,654
Caterpillar Financial Services Corp.
2.40%, 06/06/22	655	632,651
2.55%, 11/29/22	270	260,823
2.85%, 06/01/22	617	606,764
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	765	745,194
CNH Industrial Capital LLC
4.38%, 04/05/22	425	431,579
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,245	1,212,468
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	628	610,881
John Deere Capital Corp.
2.15%, 09/08/22[a]	515	490,311
2.65%, 01/06/22[a]	615	602,681
2.75%, 03/15/22	595	583,844
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	179	175,701

		7,645,551
MANUFACTURING — 1.59%
3M Co.
2.00%, 06/26/22	849	814,038
Eaton Corp.
2.75%, 11/02/22	2,023	1,961,379
General Electric Co.
2.70%, 10/09/22[a]	2,959	2,854,577
3.15%, 09/07/22	1,050	1,033,505
Parker-Hannifin Corp.
3.50%, 09/15/22	265	266,670

		6,930,169
MEDIA — 2.73%
21st Century Fox America Inc.
3.00%, 09/15/22	1,033	1,013,177

Security	Principal (000s)	Value
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	$958	$948,985
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	2,811	2,864,690
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	867	1,085,527
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	967	910,827
3.13%, 07/15/22	1,135	1,125,886
Discovery Communications LLC
3.30%, 05/15/22	377	370,813
3.50%, 06/15/22 (Call 04/15/22)[b]	525	519,377
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	534	521,590
Time Warner Inc.
3.40%, 06/15/22	215	213,456
4.00%, 01/15/22	591	601,012
Walt Disney Co. (The)
2.35%, 12/01/22[a]	1,406	1,354,414
2.45%, 03/04/22	370	360,554

		11,890,308
MINING — 0.61%
Barrick Gold Corp.
3.85%, 04/01/22	369	374,494
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	1,083	1,070,708
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,064	1,058,861
Southern Copper Corp.
3.50%, 11/08/22	170	169,026

		2,673,089
OFFICE & BUSINESS EQUIPMENT — 0.15%
Pitney Bowes Inc.
4.13%, 05/15/22 (Call 04/15/22)	695	653,147

		653,147
OIL & GAS — 4.38%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	725	715,568
BP Capital Markets PLC
2.50%, 11/06/22[a]	1,272	1,225,483
3.06%, 03/17/22	908	900,990
3.25%, 05/06/22	1,993	1,987,619

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$405	$388,707
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	1,992	1,922,898
2.41%, 03/03/22 (Call 01/03/22)	882	859,412
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,082	1,034,587
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	1,081	1,065,963
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	706	681,996
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)	1,012	988,896
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	314	317,850
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	871	832,728
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	630	614,477
3.13%, 02/15/22 (Call 11/15/21)	735	732,707
Phillips 66
4.30%, 04/01/22	2,049	2,118,891
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	697	707,476
Shell International Finance BV
2.38%, 08/21/22	948	916,327
Total Capital International SA
2.88%, 02/17/22	1,073	1,059,405

		19,071,980
OIL & GAS SERVICES — 0.56%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)[a]	875	849,923
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	1,267	1,208,363
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[b]	372	359,341

		2,417,627
PACKAGING & CONTAINERS — 0.13%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	340	343,665
WestRock RKT Co.
4.90%, 03/01/22	220	230,067

		573,732

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.45%
AbbVie Inc.
2.90%, 11/06/22	$2,925	$2,846,230
3.20%, 11/06/22 (Call 09/06/22)	922	907,681
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	1,863	1,807,967
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	2,741	2,695,335
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	1,001	960,780
Bristol-Myers Squibb Co.
2.00%, 08/01/22	874	835,124
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)[a]	1,236	1,187,734
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	1,360	1,306,797
3.50%, 07/20/22 (Call 05/20/22)	1,835	1,825,898
4.75%, 12/01/22 (Call 09/01/22)	240	250,049
Eli Lilly & Co.
2.35%, 05/15/22	451	436,969
Express Scripts Holding Co.
3.05%, 11/30/22 (Call 10/30/22)[a]	525	506,662
3.90%, 02/15/22	1,058	1,062,317
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	2,143	2,109,119
Johnson & Johnson
2.25%, 03/03/22 (Call 02/03/22)	647	629,745
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	180	172,454
Merck & Co. Inc.
2.35%, 02/10/22[a]	1,268	1,234,221
2.40%, 09/15/22 (Call 06/15/22)	663	642,977
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	1,135	1,102,823
2.40%, 09/21/22	1,215	1,173,969

		23,694,851
PIPELINES — 3.05%
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	355	343,328
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	1,082	1,124,945
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	283	293,536
5.88%, 03/01/22 (Call 12/01/21)	1,646	1,747,328

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Enterprise Products Operating LLC
4.05%, 02/15/22	$562	$572,436
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	1,577	1,580,816
4.15%, 03/01/22	65	65,727
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	255	259,215
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,225	1,205,167
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	710	696,382
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (Call 12/15/21)	1,145	1,235,925
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	180	184,270
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,195	1,151,191
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	622	615,631
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	929	906,323
3.60%, 03/15/22 (Call 01/15/22)	1,311	1,298,401

		13,280,621
REAL ESTATE INVESTMENT TRUSTS — 4.08%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)[a]	608	628,484
American Tower Corp.
2.25%, 01/15/22	867	826,199
4.70%, 03/15/22	996	1,032,294
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	475	462,963
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	658	655,625
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	190	183,928
Crown Castle International Corp.
4.88%, 04/15/22	1,050	1,090,887
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	750	770,760
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)	495	492,139
3.95%, 07/01/22 (Call 05/01/22)	344	346,711

Security	Principal (000s)	Value
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	$260	$261,950
4.38%, 06/15/22 (Call 03/15/22)	280	287,846
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	600	633,282
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	200	199,024
Government Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	425	420,198
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	155	151,423
4.00%, 12/01/22 (Call 10/01/22)	890	894,583
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	465	449,715
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	823	848,406
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	185	194,244
Kimco Realty Corp.
3.40%, 11/01/22 (Call 09/01/22)[a]	682	671,572
National Retail Properties Inc.
3.80%, 10/15/22 (Call 07/15/22)[a]	150	149,880
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	420	402,381
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	445	436,790
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	300	298,155
Select Income REIT
4.15%, 02/01/22 (Call 12/01/21)	300	298,605
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	472	454,942
2.63%, 06/15/22 (Call 03/15/22)	825	799,755
3.38%, 03/15/22 (Call 12/15/21)[a]	430	428,577
SL Green Operating Partnership LP
3.25%, 10/15/22 (Call 09/15/22)	250	242,155
UDR Inc.
4.63%, 01/10/22 (Call 10/10/21)	170	175,222
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	545	534,405
4.25%, 03/01/22 (Call 12/01/21)	578	589,814
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	245	255,243

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Washington Real Estate Investment Trust
3.95%, 10/15/22 (Call 07/15/22)	$415	$415,959
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	100	98,634
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	641	673,024

		17,755,774
RETAIL — 2.50%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)[a]	100	102,482
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	332	334,400
Costco Wholesale Corp.
2.25%, 02/15/22	645	624,592
2.30%, 05/18/22 (Call 04/18/22)[a]	865	837,294
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	1,553	1,520,387
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	850	850,425
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	703	699,148
McDonald’s Corp.
2.63%, 01/15/22	1,460	1,432,844
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	75	76,102
QVC Inc.
5.13%, 07/02/22	520	534,815
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	517	506,665
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)[a]	395	380,397
Target Corp.
2.90%, 01/15/22	932	930,024
Walgreen Co.
3.10%, 09/15/22	1,481	1,449,040
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	615	595,019

		10,873,634
SAVINGS & LOANS — 0.06%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	257	257,265

		257,265

Security	Principal (000s)	Value
SEMICONDUCTORS — 2.17%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (Call 12/15/21)	$3,756	$3,664,053
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	478	463,775
2.70%, 12/15/22	1,686	1,650,881
3.10%, 07/29/22	1,177	1,174,387
QUALCOMM Inc.
3.00%, 05/20/22	2,037	1,985,545
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	545	518,611

		9,457,252
SOFTWARE — 2.86%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	200	199,026
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	445	444,555
Fidelity National Information Services Inc.
4.50%, 10/15/22 (Call 08/15/22)	385	398,852
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	431	430,556
Microsoft Corp.
2.13%, 11/15/22[a]	508	487,894
2.38%, 02/12/22 (Call 01/12/22)	1,226	1,196,736
2.40%, 02/06/22 (Call 01/06/22)	1,467	1,434,433
2.65%, 11/03/22 (Call 09/03/22)	1,716	1,683,859
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	2,298	2,241,492
2.50%, 10/15/22	2,467	2,395,136
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)[a]	1,575	1,514,016

		12,426,555
TELECOMMUNICATIONS — 3.71%
America Movil SAB de CV
3.13%, 07/16/22	1,355	1,327,968
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	1,081	1,036,765
3.00%, 02/15/22	1,457	1,433,732
3.00%, 06/30/22 (Call 04/30/22)	1,781	1,739,271
3.20%, 03/01/22 (Call 02/01/22)	1,300	1,284,309
3.80%, 03/15/22	986	994,697

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Cisco Systems Inc.
3.00%, 06/15/22	$693	$689,424
Motorola Solutions Inc.
3.75%, 05/15/22	772	768,788
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	1,238	1,184,085
2.95%, 03/15/22[a]	2,983	2,929,187
3.13%, 03/16/22	1,618	1,600,526
Vodafone Group PLC
2.50%, 09/26/22	1,210	1,153,602

		16,142,354
TEXTILES — 0.18%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	790	774,421

		774,421
TRANSPORTATION — 1.39%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	891	885,218
3.05%, 09/01/22 (Call 06/01/22)	353	350,045
FedEx Corp.
2.63%, 08/01/22[a]	904	878,543
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	49,435
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	836	826,319
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	335	320,588
2.80%, 03/01/22 (Call 02/01/22)	60	58,440
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	704	726,746
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	635	615,353
2.45%, 10/01/22	1,372	1,330,264

		6,040,951

TOTAL CORPORATE BONDS & NOTES
(Cost: $438,432,625)		427,848,889

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 5.89%

MONEY MARKET FUNDS — 5.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,e,f]	19,931	$19,932,594
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,e]	5,695	5,695,158

		25,627,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,625,831)		25,627,752

TOTAL INVESTMENTS IN SECURITIES — 104.26%
(Cost: $464,058,456)		453,476,641
Other Assets, Less Liabilities — (4.26)%		(18,518,706)

NET ASSETS — 100.00%		$434,957,935

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM CORPORATE ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal /shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,740	—		(2,809)[b]	19,931	$19,932,594	$33,553	[c]	$(5,390)	$2,081
BlackRock Cash Funds: Treasury, SL Agency Shares	1,395	4,300	[b]	—	5,695	5,695,158	18,062		—	—
PNC Bank N.A.
2.45%, 07/28/22	$—	$750		$—	$750	721,928	5,259		—	(17,076)
2.63%, 02/17/22	1,075	—		—	1,075	1,044,814	14,242		—	(38,404)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	546	49		—	595	578,757	7,305		—	(22,510)
3.30%, 03/08/22	1,460	30		—	1,490	1,483,161	18,700		—	(53,497)

						$29,456,412	$97,121		$(5,390)	$(129,406)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$427,848,889	$—	$427,848,889
Money market funds	25,627,752	—	—	25,627,752

Total	$25,627,752	$427,848,889	$—	$453,476,641

See notes to financial statements.

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.31%

ADVERTISING — 0.08%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$305	$302,444

		302,444
AEROSPACE & DEFENSE — 1.08%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	185	172,572
2.80%, 03/01/23 (Call 02/01/23)	235	230,779
Embraer Overseas Ltd.
5.70%, 09/16/23[a]	150	160,128
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	769	711,371
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	836	826,118
Northrop Grumman Corp.
3.25%, 08/01/23	1,576	1,554,425
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	375	373,418

		4,028,811
AGRICULTURE — 0.89%
Altria Group Inc.
2.95%, 05/02/23[b]	779	755,171
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	840	784,585
2.63%, 03/06/23	587	562,751
3.60%, 11/15/23	593	591,891
Reynolds American Inc.
4.85%, 09/15/23	600	629,178

		3,323,576
AIRLINES — 0.30%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	803	828,228
Delta Air Lines Inc.
3.80%, 04/19/23 (Call 03/19/23)	290	287,654

		1,115,882
APPAREL — 0.18%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	695	663,537

		663,537

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 2.43%
Ford Motor Credit Co. LLC
3.10%, 05/04/23	$960	$914,870
4.38%, 08/06/23[b]	1,200	1,207,140
General Motors Co.
4.88%, 10/02/23	1,678	1,729,280
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)[b]	1,140	1,104,500
3.70%, 05/09/23 (Call 03/09/23)	1,589	1,563,528
4.25%, 05/15/23[b]	864	869,798
Toyota Motor Credit Corp.
2.25%, 10/18/23	720	678,060
2.63%, 01/10/23	1,052	1,019,714

		9,086,890
BANKS — 20.76%
Banco Santander SA
3.13%, 02/23/23	800	769,480
3.85%, 04/12/23	800	793,984
Bank of America Corp.
3.30%, 01/11/23	5,180	5,117,736
4.10%, 07/24/23	1,757	1,796,585
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	1,890	1,772,026
2.95%, 01/29/23 (Call 12/29/22)[b]	955	935,289
3.50%, 04/28/23	345	345,345
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)[b]	1,485	1,464,091
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	1,650	1,633,566
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	1,339	1,299,433
3.50%, 06/15/23	1,675	1,639,658
Citigroup Inc.
3.38%, 03/01/23	433	427,514
3.50%, 05/15/23	1,167	1,144,033
3.88%, 10/25/23	1,299	1,305,469
Citizens Bank N.A./Providence RI
3.70%, 03/29/23 (Call 02/28/23)[b]	600	599,292
Cooperatieve Rabobank UA
4.63%, 12/01/23	1,625	1,663,464
Cooperatieve Rabobank UA/NY
2.75%, 01/10/23	1,480	1,433,484

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 06/09/23	$2,225	$2,213,007
Deutsche Bank AG/New York NY
3.95%, 02/27/23[b]	250	246,400
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	850	832,278
4.20%, 08/08/23	940	951,007
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)	1,434	1,401,964
3.63%, 01/22/23	3,273	3,261,512
HSBC Holdings PLC
3.60%, 05/25/23[b]	2,080	2,074,550
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	2,051	1,965,535
2.97%, 01/15/23 (Call 01/15/22)	1,890	1,842,070
3.20%, 01/25/23	3,219	3,172,035
3.38%, 05/01/23	2,278	2,230,344
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23[b]	300	283,128
3.46%, 03/02/23	990	983,030
Morgan Stanley
3.13%, 01/23/23[b]	2,245	2,193,836
3.75%, 02/25/23	3,283	3,295,410
4.10%, 05/22/23	2,248	2,262,410
National Australia Bank Ltd./New York
2.88%, 04/12/23	750	727,598
3.00%, 01/20/23	575	562,799
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[c]	1,000	967,600
3.80%, 07/25/23 (Call 06/25/23)[c]	500	502,610
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	2,655	2,612,785
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	1,040	1,007,718
Santander UK Group Holdings PLC
3.57%, 01/10/23 (Call 01/10/22)	1,000	982,120
State Street Corp.
3.10%, 05/15/23	1,535	1,508,752
3.70%, 11/20/23	1,246	1,266,098
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	1,000	973,900
3.95%, 07/19/23[b]	250	253,715

Security	Principal (000s)	Value
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	$2,035	$1,988,276
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	200	192,286
3.00%, 02/02/23 (Call 01/02/23)	1,229	1,201,237
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)[b]	4,030	3,924,817
4.13%, 08/15/23[b]	1,789	1,797,390
Series M
3.45%, 02/13/23	2,490	2,443,063
Westpac Banking Corp.
2.75%, 01/11/23	1,379	1,334,169

		77,595,898
BEVERAGES — 4.45%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	2,276	2,196,408
3.30%, 02/01/23 (Call 12/01/22)	5,604	5,558,832
Coca-Cola Co. (The)
2.50%, 04/01/23[b]	1,216	1,176,249
3.20%, 11/01/23[b]	1,859	1,855,170
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	500	505,855
Constellation Brands Inc.
4.25%, 05/01/23[b]	1,500	1,531,575
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	1,538	1,483,140
Dr Pepper Snapple Group Inc.
3.13%, 12/15/23 (Call 10/15/23)	1,040	991,276
PepsiCo Inc.
2.75%, 03/01/23[b]	1,350	1,322,541

		16,621,046
BIOTECHNOLOGY — 1.17%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	1,255	1,173,739
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	940	898,132
3.25%, 02/20/23 (Call 01/20/23)	890	869,414
4.00%, 08/15/23	370	372,276
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	1,109	1,058,995

		4,372,556

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CHEMICALS — 1.46%
EI du Pont de Nemours & Co.
2.80%, 02/15/23	$2,093	$2,023,094
LYB International Finance BV
4.00%, 07/15/23[b]	1,362	1,372,978
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	1,490	1,492,518
Nutrien Ltd.
3.50%, 06/01/23 (Call 03/01/23)	390	382,161
Praxair Inc.
2.70%, 02/21/23 (Call 11/21/22)	63	61,136
Westlake Chemical Corp.
4.88%, 05/15/23 (Call 05/15/18)	110	112,740

		5,444,627
COMMERCIAL SERVICES — 0.45%
Ecolab Inc.
3.25%, 01/14/23 (Call 11/14/22)	740	733,695
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	690	661,193
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	290	287,564

		1,682,452
COMPUTERS — 4.22%
Apple Inc.
2.40%, 05/03/23	5,882	5,648,955
2.85%, 02/23/23 (Call 12/23/22)[b]	1,920	1,886,976
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)[a,b]	4,229	4,447,385
IBM Credit LLC
3.00%, 02/06/23	825	811,033
International Business Machines Corp.
3.38%, 08/01/23	1,665	1,659,106
Seagate HDD Cayman
4.75%, 06/01/23[b]	1,333	1,329,961

		15,783,416
COSMETICS & PERSONAL CARE — 0.72%
Colgate-Palmolive Co.
1.95%, 02/01/23[b]	472	447,470
2.10%, 05/01/23	365	347,152
Procter & Gamble Co. (The)
3.10%, 08/15/23[b]	1,465	1,462,729

Security	Principal (000s)	Value
Unilever Capital Corp.
3.13%, 03/22/23 (Call 02/22/23)	$450	$446,368

		2,703,719
DIVERSIFIED FINANCIAL SERVICES — 2.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	900	870,912
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	2,004	1,910,133
American Express Co.
3.40%, 02/27/23 (Call 01/27/23)	565	560,446
Ameriprise Financial Inc.
4.00%, 10/15/23	1,396	1,429,839
Capital One Bank USA N.A.
3.38%, 02/15/23	890	864,911
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	825	800,728
Intercontinental Exchange Inc.
4.00%, 10/15/23	1,282	1,309,781
Jefferies Group LLC
5.13%, 01/20/23[b]	702	735,598
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	920	892,317
3.40%, 11/15/23 (Call 08/15/23)	235	234,403

		9,609,068
ELECTRIC — 4.52%
Alabama Power Co. Series 13-A
3.55%, 12/01/23	525	524,874
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)	390	388,167
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)[a]	215	208,690
3.75%, 11/15/23 (Call 08/15/23)	1,110	1,120,833
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	249	252,429
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	330	317,767
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	260	259,340
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	685	688,562

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	$695	$669,153
3.05%, 03/15/23 (Call 02/15/23)	315	312,527
Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	515	522,215
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	320	324,185
Edison International
2.95%, 03/15/23 (Call 01/15/23)	720	693,209
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	220	224,633
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)[b]	855	822,681
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)	977	991,538
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	275	266,684
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	680	656,472
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	410	402,485
3.85%, 11/15/23 (Call 08/15/23)[b]	485	485,529
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	1,043	1,026,552
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	536	511,992
San Diego Gas & Electric Co. Series NNN
3.60%, 09/01/23 (Call 06/01/23)	300	301,908
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,162	1,128,151
4.05%, 12/01/23 (Call 09/01/23)	689	700,968
Southern California Edison Co. Series C
3.50%, 10/01/23 (Call 07/01/23)	467	467,145
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	1,790	1,726,240
Virginia Electric & Power Co. Series C
2.75%, 03/15/23 (Call 12/15/22)	925	895,039

		16,889,968

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.13%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	$483	$466,766

		466,766
ELECTRONICS — 0.35%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	272	273,675
Flex Ltd.
5.00%, 02/15/23	1,003	1,044,374

		1,318,049
ENVIRONMENTAL CONTROL — 0.46%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	667	698,816
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	1,060	1,001,679

		1,700,495
FOOD — 0.88%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	400	397,204
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	845	829,587
Kellogg Co.
2.65%, 12/01/23	1,210	1,145,338
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	920	927,351

		3,299,480
GAS — 0.24%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	175	173,932
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	50	49,416
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	281	277,707
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	420	392,700

		893,755
HEALTH CARE – PRODUCTS — 1.70%
Abbott Laboratories
3.25%, 04/15/23 (Call 01/15/23)	793	779,876
3.40%, 11/30/23 (Call 09/30/23)[b]	2,265	2,240,379
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)[b]	200	203,354

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	$50	$48,673
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)[b]	187	181,252
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	1,895	1,836,767
3.15%, 01/15/23 (Call 10/15/22)	790	771,672
Zimmer Biomet Holdings Inc.
3.70%, 03/19/23 (Call 02/19/23)	280	278,012

		6,339,985
HEALTH CARE – SERVICES — 1.73%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	2,016	1,922,861
Anthem Inc.
3.30%, 01/15/23	1,497	1,473,497
Howard Hughes Medical Institute
3.50%, 09/01/23	769	777,252
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	150	151,428
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	965	937,227
2.88%, 03/15/23	1,223	1,193,978

		6,456,243
HOLDING COMPANIES – DIVERSIFIED — 0.43%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	665	636,631
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	942	979,058

		1,615,689
HOME BUILDERS — 0.14%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	225	234,047
5.75%, 08/15/23 (Call 05/15/23)	275	299,467

		533,514
HOUSEHOLD PRODUCTS & WARES — 0.04%
Kimberly-Clark Corp.
2.40%, 06/01/23	140	134,162

		134,162
HOUSEWARES — 0.66%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	2,505	2,484,083

		2,484,083

Security	Principal (000s)	Value
INSURANCE — 2.39%
Aflac Inc.
3.63%, 06/15/23	$930	$937,682
Allstate Corp. (The)
3.15%, 06/15/23	757	746,871
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	408	414,377
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	250	255,933
Assurant Inc.
4.00%, 03/15/23	400	396,524
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	2,112	2,059,686
3.00%, 02/11/23	588	583,043
Chubb INA Holdings Inc.
2.70%, 03/13/23	190	184,006
Lincoln National Corp.
4.00%, 09/01/23[b]	650	658,983
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	729	697,536
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	410	404,559
MetLife Inc. Series D
4.37%, 09/15/23[b]	1,539	1,591,526

		8,930,726
INTERNET — 1.44%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	1,200	1,153,872
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)[a]	1,854	1,778,505
Baidu Inc.
3.88%, 09/29/23 (Call 08/29/23)	450	446,859
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	630	604,907
eBay Inc.
2.75%, 01/30/23 (Call 12/30/22)	1,467	1,410,682

		5,394,825
IRON & STEEL — 0.11%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	325	332,234
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	80	82,161

		414,395

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
LODGING — 0.13%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	$205	$201,230
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)[b]	310	293,955

		495,185
MACHINERY — 1.27%
ABB Finance USA Inc.
3.38%, 04/03/23 (Call 03/03/23)	450	448,304
Caterpillar Financial Services Corp.
2.63%, 03/01/23	200	193,402
3.75%, 11/24/23[b]	450	456,934
CNH Industrial NV
4.50%, 08/15/23	1,075	1,091,329
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)[b]	245	242,864
John Deere Capital Corp.
2.80%, 01/27/23[b]	273	265,913
2.80%, 03/06/23	2,095	2,039,964

		4,738,710
MANUFACTURING — 1.08%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	1,148	1,103,033
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	100	103,570
General Electric Co.
3.10%, 01/09/23	2,111	2,063,524
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	731	752,659

		4,022,786
MEDIA — 2.93%
21st Century Fox America Inc.
4.00%, 10/01/23	225	229,023
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	1,065	1,003,816
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)[b]	1,421	1,374,647
2.85%, 01/15/23	478	465,562
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	1,595	1,530,658
3.25%, 04/01/23	640	619,565

Security	Principal (000s)	Value
NBCUniversal Media LLC
2.88%, 01/15/23[b]	$1,115	$1,087,448
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	375	371,587
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	305	309,008
Time Warner Entertainment Co. LP
8.38%, 03/15/23	978	1,152,299
Time Warner Inc.
4.05%, 12/15/23	1,045	1,057,895
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	1,734	1,744,127

		10,945,635
METAL FABRICATE & HARDWARE — 0.33%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	1,265	1,222,180

		1,222,180
MINING — 0.63%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	670	688,398
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	1,693	1,668,079

		2,356,477
OFFICE & BUSINESS EQUIPMENT — 0.36%
Pitney Bowes Inc.
4.70%, 04/01/23 (Call 03/01/23)	380	356,569
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	1,027	996,313

		1,352,882
OIL & GAS — 5.48%
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	890	929,294
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	540	513,221
BP Capital Markets PLC
2.75%, 05/10/23	2,095	2,028,526
3.22%, 11/28/23 (Call 09/28/23)	1,367	1,347,343
3.99%, 09/26/23	405	415,485
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	1,475	1,424,098
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	365	357,054

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	$1,293	$1,249,180
3.19%, 06/24/23 (Call 03/24/23)[b]	2,316	2,304,883
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,505	1,440,842
Exxon Mobil Corp.
2.73%, 03/01/23 (Call 01/01/23)	1,716	1,682,916
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	1,817	1,764,543
Shell International Finance BV
2.25%, 01/06/23	890	850,938
3.40%, 08/12/23	1,635	1,640,281
Total Capital Canada Ltd.
2.75%, 07/15/23	1,435	1,388,104
Total Capital International SA
2.70%, 01/25/23	1,176	1,140,567

		20,477,275
OIL & GAS SERVICES — 0.83%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	987	984,079
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	2,112	2,126,087

		3,110,166
PACKAGING & CONTAINERS — 0.21%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	500	515,715
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	250	252,885

		768,600
PHARMACEUTICALS — 6.09%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	1,294	1,245,915
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	455	428,965
Bristol-Myers Squibb Co.
3.25%, 11/01/23	800	797,424
Cardinal Health Inc.
3.20%, 03/15/23	202	197,118
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	5,278	5,257,257
4.00%, 12/05/23 (Call 09/05/23)[b]	1,500	1,509,300
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	1,575	1,497,116

Security	Principal (000s)	Value
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[b]	$1,610	$1,566,965
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	1,319	1,261,003
3.38%, 12/05/23	595	600,813
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	375	359,865
Merck & Co. Inc.
2.80%, 05/18/23	1,857	1,811,931
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	355	355,593
Pfizer Inc.
3.00%, 06/15/23	1,494	1,482,989
5.80%, 08/12/23	210	235,206
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	3,033	2,857,359
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,323	1,304,346

		22,769,165
PIPELINES — 4.00%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	278	267,136
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	515	513,264
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)[b]	1,139	1,142,109
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	1,443	1,405,165
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	505	507,267
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	1,596	1,577,678
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	555	541,314
3.50%, 09/01/23 (Call 06/01/23)	975	945,886
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	1,274	1,229,958
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)	1,582	1,621,724
5.50%, 02/15/23 (Call 05/31/18)	520	532,366

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
ONEOK Inc.
7.50%, 09/01/23 (Call 06/01/23)	$450	$521,091
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	315	329,660
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	385	361,527
3.85%, 10/15/23 (Call 07/15/23)	455	442,856
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	1,735	1,849,076
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	215	208,449
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[b]	420	423,007
Williams Partners LP
4.50%, 11/15/23 (Call 08/15/23)	535	544,309

		14,963,842
REAL ESTATE — 0.38%
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	1,382	1,424,331

		1,424,331
REAL ESTATE INVESTMENT TRUSTS — 5.68%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	302	302,365
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)[b]	140	138,778
American Tower Corp.
3.00%, 06/15/23	340	326,040
3.50%, 01/31/23	2,214	2,182,561
AvalonBay Communities Inc.
4.20%, 12/15/23 (Call 09/16/23)	259	265,317
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	790	767,287
3.85%, 02/01/23 (Call 11/01/22)	1,237	1,249,531
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	255	253,763
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)[b]	600	572,382
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,430	1,424,923

Security	Principal (000s)	Value
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	$150	$145,292
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	638	615,313
5.25%, 01/15/23	2,096	2,210,274
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	250	255,015
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	1,085	1,031,640
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	705	686,642
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)[b]	150	145,965
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	1,318	1,329,691
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	505	510,040
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)[b]	490	502,368
Series D
3.75%, 10/15/23 (Call 07/15/23)	510	498,622
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)[b]	100	99,528
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	355	340,764
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	355	348,198
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[b]	300	292,353
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	945	936,504
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	250	240,805
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	402	417,079
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	998	963,719
2.75%, 06/01/23 (Call 03/01/23)	790	758,913
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)[b]	225	218,412
3.13%, 06/15/23 (Call 03/15/23)	320	310,013
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	630	629,049

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Weyerhaeuser Co.
4.63%, 09/15/23	$235	$244,360

		21,213,506
RETAIL — 3.02%
Advance Auto Parts Inc.
4.50%, 12/01/23 (Call 09/01/23)[b]	230	235,364
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	250	243,570
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,122	1,102,679
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	1,000	992,730
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	1,000	975,090
Lowe’s Companies Inc.
3.88%, 09/15/23 (Call 06/15/23)	273	279,306
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[b]	1,369	1,282,014
4.38%, 09/01/23 (Call 06/01/23)	205	204,186
McDonald’s Corp.
3.35%, 04/01/23 (Call 03/01/23)	285	284,322
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	150	151,878
QVC Inc.
4.38%, 03/15/23	1,185	1,180,011
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	805	798,826
3.85%, 10/01/23 (Call 07/01/23)	729	747,043
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	310	297,705
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	2,589	2,513,686

		11,288,410
SEMICONDUCTORS — 1.31%
Altera Corp.
4.10%, 11/15/23	200	207,976
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	330	317,513
3.13%, 12/05/23 (Call 10/05/23)[b]	950	921,538
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	1,642	1,552,757
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	315	309,891

Security	Principal (000s)	Value
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	$1,604	$1,518,025
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)	53	50,389

		4,878,089
SOFTWARE — 3.01%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	1,332	1,322,130
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,861	1,752,001
2.38%, 05/01/23 (Call 02/01/23)	1,274	1,227,486
3.63%, 12/15/23 (Call 09/15/23)	1,656	1,686,802
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	4,236	4,039,238
3.63%, 07/15/23[b]	1,203	1,221,478

		11,249,135
TELECOMMUNICATIONS — 4.02%
AT&T Inc.
3.60%, 02/17/23 (Call 12/17/22)[b]	2,330	2,319,538
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	1,550	1,467,106
2.60%, 02/28/23	500	485,310
Motorola Solutions Inc.
3.50%, 03/01/23	901	878,547
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	495	483,878
4.10%, 10/01/23 (Call 07/01/23)[b]	553	565,542
Telefonica Emisiones SAU
4.57%, 04/27/23	750	780,585
Verizon Communications Inc.
5.15%, 09/15/23[b]	5,741	6,172,149
Vodafone Group PLC
2.95%, 02/19/23	1,928	1,860,115

		15,012,770
TRANSPORTATION — 1.57%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,519	1,490,808
3.85%, 09/01/23 (Call 06/01/23)	880	896,887
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	175	181,769
CSX Corp.
3.70%, 11/01/23 (Call 08/01/23)	585	587,282

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	$235	$225,480
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)[b]	589	574,523
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	190	188,001
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)[b]	530	517,937
2.95%, 01/15/23 (Call 10/15/22)	569	559,162
United Parcel Service Inc.
2.50%, 04/01/23 (Call 03/01/23)	680	656,329

		5,878,178

TOTAL CORPORATE BONDS & NOTES
(Cost: $376,693,707)		367,373,379

SHORT-TERM INVESTMENTS — 9.38%

MONEY MARKET FUNDS — 9.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	30,533	30,535,668

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	4,537	$4,536,864

		35,072,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,071,268)		35,072,532

TOTAL INVESTMENTS IN SECURITIES — 107.69%
(Cost: $411,764,975)		402,445,911
Other Assets, Less Liabilities — (7.69)%		(28,740,722)

NET ASSETS — 100.00%		$373,705,189

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,933	16,600	[b]	—	30,533	$30,535,668	$31,571	[c]	$(4,149)	$1,104
BlackRock Cash Funds: Treasury, SL Agency Shares	3,125	1,412	[b]	—	4,537	4,536,864	15,140		—	—
PNC Bank N.A.
2.95%, 01/30/23	$750	$250		$—	$1,000	967,600	11,488		—	(35,704)
3.80%, 07/25/23	250	250		—	500	502,610	6,788		—	(21,090)

						$36,542,742	$64,987		$(4,149)	$(55,690)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM CORPORATE ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$367,373,379	$—	$367,373,379
Money market funds	35,072,532	—	—	35,072,532

Total	$35,072,532	$367,373,379	$—	$402,445,911

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.07%

ADVERTISING — 0.79%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24	$525	$529,163
Omnicom Group Inc./Omnicom Capital Inc.
3.65%, 11/01/24 (Call 08/01/24)[a]	625	612,919
WPP Finance 2010
3.75%, 09/19/24	749	724,313

		1,866,395
AEROSPACE & DEFENSE — 1.66%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	738	713,410
General Dynamics Corp.
2.38%, 11/15/24 (Call 09/15/24)	508	475,376
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	286	284,727
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)[a]	223	220,146
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	1,331	1,277,720
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)	1,011	949,986

		3,921,365
AGRICULTURE — 1.88%
Altria Group Inc.
4.00%, 01/31/24[a]	1,472	1,490,430
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)[b]	2,165	2,057,183
Philip Morris International Inc.
3.25%, 11/10/24	926	897,766

		4,445,379
AIRLINES — 0.10%
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26	238	238,370

		238,370
AUTO MANUFACTURERS — 1.46%
American Honda Finance Corp.
2.90%, 02/16/24	385	373,207

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
3.66%, 09/08/24	$600	$573,462
3.81%, 01/09/24 (Call 11/09/23)[a]	400	389,328
General Motors Financial Co. Inc.
3.95%, 04/13/24 (Call 02/13/24)	1,270	1,246,505
Toyota Motor Credit Corp.
2.90%, 04/17/24	894	865,151

		3,447,653
AUTO PARTS & EQUIPMENT — 0.45%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	452	458,559
Lear Corp.
5.38%, 03/15/24 (Call 03/15/19)	100	104,676
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	512	511,165

		1,074,400
BANKS — 19.20%
Bank of America Corp.
4.00%, 04/01/24	2,175	2,203,079
4.13%, 01/22/24[a]	1,981	2,026,840
4.20%, 08/26/24	2,664	2,668,635
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	605	591,581
3.40%, 05/15/24 (Call 04/15/24)	556	550,329
3.65%, 02/04/24 (Call 01/05/24)	768	771,932
BB&T Corp.
2.85%, 10/26/24 (Call 09/26/24)[a]	546	520,038
BNP Paribas SA
4.25%, 10/15/24	600	601,110
BPCE SA
4.00%, 04/15/24	1,250	1,255,612
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)[a]	263	251,007
3.75%, 04/24/24 (Call 03/24/24)	1,455	1,431,676
Citigroup Inc.
3.75%, 06/16/24	1,010	1,004,647
4.00%, 08/05/24[a]	610	605,035
Credit Suisse AG/New York NY
3.63%, 09/09/24[a]	1,895	1,872,961
Deutsche Bank AG/London
3.70%, 05/30/24	1,670	1,595,034
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	815	828,488

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)[a]	$2,073	$2,062,200
4.00%, 03/03/24[a]	2,646	2,658,172
HSBC Holdings PLC
4.25%, 03/14/24	1,450	1,446,085
HSBC USA Inc.
3.50%, 06/23/24	940	923,907
Intesa Sanpaolo SpA
5.25%, 01/12/24	600	626,460
JPMorgan Chase & Co.
3.63%, 05/13/24	1,642	1,628,963
3.88%, 02/01/24	1,565	1,575,016
3.88%, 09/10/24	2,600	2,562,066
Lloyds Banking Group PLC
4.50%, 11/04/24	800	798,944
Morgan Stanley
3.70%, 10/23/24	2,430	2,398,240
Series F
3.88%, 04/29/24	2,777	2,776,833
People’s United Bank N.A.
4.00%, 07/15/24 (Call 04/16/24)	250	248,722
PNC Bank N.A.
3.30%, 10/30/24 (Call 09/30/24)[a,c]	250	244,345
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	767	768,212
Santander UK PLC
4.00%, 03/13/24	970	978,517
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	246,260
U.S. Bancorp.
3.60%, 09/11/24 (Call 08/11/24)	1,466	1,450,065
3.70%, 01/30/24 (Call 12/29/23)	675	681,986
Wells Fargo & Co.
3.30%, 09/09/24[a]	2,146	2,068,723
4.48%, 01/16/24	544	554,276

		45,475,996
BEVERAGES — 1.61%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24[a]	1,432	1,438,745
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)	485	482,366

Security	Principal (000s)	Value
Constellation Brands Inc.
4.75%, 11/15/24	$540	$563,636
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	1,302	1,321,126

		3,805,873
BIOTECHNOLOGY — 1.76%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	1,373	1,367,961
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	1,114	1,089,225
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	1,703	1,716,147

		4,173,333
BUILDING MATERIALS — 0.23%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[d]	213	210,947
Owens Corning
4.20%, 12/01/24 (Call 09/01/24)[a]	333	331,681

		542,628
CHEMICALS — 2.04%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	58	57,599
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	70	70,155
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	361	366,047
Braskem Finance Ltd.
6.45%, 02/03/24	400	430,312
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	1,382	1,351,513
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	175	175,766
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	600	651,948
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	108	105,999
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	623	605,288
Nutrien Ltd.
3.63%, 03/15/24 (Call 12/15/23)	409	400,759
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	640	614,662

		4,830,048

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.20%
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	$453	$475,881

		475,881
COMPUTERS — 3.50%
Apple Inc.
2.85%, 05/11/24 (Call 03/11/24)[a]	1,470	1,423,019
3.00%, 02/09/24 (Call 12/09/23)[a]	1,480	1,448,491
3.45%, 05/06/24	2,697	2,696,811
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	685	691,699
International Business Machines Corp.
3.63%, 02/12/24[a]	1,235	1,242,188
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	225	215,786
Seagate HDD Cayman
4.88%, 03/01/24 (Call 01/01/24)	574	563,410

		8,281,404
COSMETICS & PERSONAL CARE — 0.29%
Colgate-Palmolive Co.
3.25%, 03/15/24	410	408,758
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	300	285,417

		694,175
DIVERSIFIED FINANCIAL SERVICES — 4.10%
Air Lease Corp.
4.25%, 09/15/24 (Call 06/15/24)	679	682,117
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	1,364	1,299,292
3.63%, 12/05/24 (Call 11/04/24)[a]	725	710,203
Ameriprise Financial Inc.
3.70%, 10/15/24	463	463,116
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	734	729,559
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	844	827,086
Invesco Finance PLC
4.00%, 01/30/24	291	296,354
Mastercard Inc.
3.38%, 04/01/24	1,192	1,193,502
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	887	895,214

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/24 (Call 12/07/23)	$333	$322,051
ORIX Corp.
3.25%, 12/04/24	415	396,840
Stifel Financial Corp.
4.25%, 07/18/24	502	499,319
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	1,419	1,394,678

		9,709,331
ELECTRIC — 3.99%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	813	780,870
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	50	54,447
Dominion Energy Inc.
3.63%, 12/01/24 (Call 09/01/24)	943	926,403
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)[a]	420	423,394
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)	475	466,265
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	1,396	1,392,384
Enel Generacion Chile SA
4.25%, 04/15/24 (Call 01/15/24)	150	151,905
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	415	416,677
Entergy Louisiana LLC
5.40%, 11/01/24	225	245,990
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	275	272,910
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	135	132,858
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	725	727,349
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	623	602,316
3.75%, 02/15/24 (Call 11/15/23)	645	639,763
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	125	125,556

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	$418	$419,333
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	660	663,544
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	667	656,208
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	285	285,268
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	75	74,182

		9,457,622
ELECTRONICS — 0.60%
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	370	354,149
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	85	81,750
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	483	454,551
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	345	351,538
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	75	77,216
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	113	111,239

		1,430,443
ENGINEERING & CONSTRUCTION — 0.16%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	385	381,677

		381,677
ENVIRONMENTAL CONTROL — 0.15%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	360	357,599

		357,599
FOOD — 1.17%
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	400	395,480
Kroger Co. (The)
4.00%, 02/01/24 (Call 11/01/23)	370	371,443
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	805	772,421
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	1,240	1,238,165

		2,777,509

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.84%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	$200	$202,136
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	390	402,675
Georgia-Pacific LLC
8.00%, 01/15/24	331	404,059
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	986	971,407

		1,980,277
GAS — 0.28%
Dominion Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	388	383,290
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	281	274,613

		657,903
HEALTH CARE – PRODUCTS — 2.08%
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,287	1,238,158
3.73%, 12/15/24 (Call 09/15/24)	1,551	1,513,218
Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	649	652,174
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	455	449,485
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	1,057	1,077,146

		4,930,181
HEALTH CARE – SERVICES — 1.63%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	1,214	1,182,230
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)[a]	230	221,497
3.50%, 08/15/24 (Call 05/15/24)	1,288	1,251,485
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	850	846,472
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)[a]	138	133,026
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	210	215,471

		3,850,181
HOME FURNISHINGS — 0.06%
Whirlpool Corp.
4.00%, 03/01/24[a]	150	152,154

		152,154

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.08%
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)[a]	$184	$182,848

		182,848
HOUSEWARES — 0.29%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	693	679,514

		679,514
INSURANCE — 3.65%
Aflac Inc.
3.63%, 11/15/24[a]	1,250	1,245,387
American International Group Inc.
4.13%, 02/15/24	1,385	1,394,030
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	743	728,512
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24[a]	346	358,864
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	197	198,381
Chubb INA Holdings Inc.
3.35%, 05/15/24	257	253,767
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	512	511,447
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	820	808,987
MetLife Inc.
3.60%, 04/10/24	1,449	1,450,536
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	225	234,092
Prudential Financial Inc.
3.50%, 05/15/24	620	617,601
Unum Group
4.00%, 03/15/24	180	180,590
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	595	576,722
XLIT Ltd.
6.38%, 11/15/24	75	84,836

		8,643,752
INTERNET — 2.77%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)[a]	1,150	1,132,865
Alphabet Inc.
3.38%, 02/25/24	1,020	1,025,222

Security	Principal (000s)	Value
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)[b]	$1,567	$1,505,887
3.80%, 12/05/24 (Call 09/05/24)[a]	1,433	1,459,410
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)[a]	825	806,842
Expedia Group Inc.
4.50%, 08/15/24 (Call 05/15/24)	629	629,296

		6,559,522
MACHINERY — 1.13%
Caterpillar Financial Services Corp.
3.25%, 12/01/24[a]	455	446,464
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	1,212	1,206,534
John Deere Capital Corp.
2.65%, 06/24/24	378	359,157
3.35%, 06/12/24	660	653,519

		2,665,674
MANUFACTURING — 1.46%
General Electric Co.
3.38%, 03/11/24	784	764,886
3.45%, 05/15/24 (Call 02/13/24)	641	626,821
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	356	358,471
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	245	241,786
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	630	622,849
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	425	435,353
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)[a]	415	404,957

		3,455,123
MEDIA — 2.66%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	750	751,507
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	565	555,079
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	1,121	1,083,088
3.60%, 03/01/24	1,288	1,283,853
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)[a]	263	258,805
3.90%, 11/15/24 (Call 08/15/24)[b]	68	66,994

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	$305	$300,538
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	1,352	1,322,580
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	695	682,977

		6,305,421
METAL FABRICATE & HARDWARE — 0.04%
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	100	97,154

		97,154
MINING — 0.15%
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	100	104,216
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	240	243,434

		347,650
OFFICE & BUSINESS EQUIPMENT — 0.36%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	564	516,968
Xerox Corp.
3.80%, 05/15/24[a]	350	339,812

		856,780
OIL & GAS — 5.65%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	546	525,765
BP Capital Markets PLC
3.22%, 04/14/24 (Call 02/14/24)	604	591,872
3.54%, 11/04/24	1,494	1,486,022
3.81%, 02/10/24	692	700,775
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	310	307,067
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	1,441	1,403,721
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	820	834,424
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	1,170	1,147,946
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)[a]	963	959,591
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	233	222,040

Security	Principal (000s)	Value
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	$538	$541,298
Kerr-McGee Corp.
6.95%, 07/01/24	321	367,914
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	670	659,903
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	627	623,545
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	1,112	1,096,310
Total Capital International SA
3.70%, 01/15/24	928	937,818
3.75%, 04/10/24	960	971,318

		13,377,329
PACKAGING & CONTAINERS — 0.54%
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	523	515,871
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)[b]	815	770,330

		1,286,201
PHARMACEUTICALS — 3.96%
Allergan Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	1,060	1,031,465
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	320	312,560
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	917	869,206
3.50%, 11/15/24 (Call 08/15/24)	433	419,218
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	861	831,183
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	1,134	1,088,572
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	1,206	1,198,221
Novartis Capital Corp.
3.40%, 05/06/24	1,687	1,679,560
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	400	391,004
Pfizer Inc.
3.40%, 05/15/24[a]	1,196	1,191,156
Wyeth LLC
6.45%, 02/01/24	327	377,427

		9,389,572

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
PIPELINES — 4.59%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	$455	$464,728
Buckeye Partners LP
4.35%, 10/15/24 (Call 07/15/24)	83	82,538
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[a]	380	367,509
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	605	584,025
Energy Transfer Partners LP
4.90%, 02/01/24 (Call 11/01/23)	248	252,982
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	485	480,198
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	651	654,314
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	358	343,247
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	664	662,599
4.25%, 09/01/24 (Call 06/01/24)	793	791,002
4.30%, 05/01/24 (Call 02/01/24)	331	331,622
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	1,455	1,512,633
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	622	588,406
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (Call 02/15/24)	1,425	1,531,946
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	784	802,165
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	328	325,255
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	1,085	1,089,438

		10,864,607
REAL ESTATE INVESTMENT TRUSTS — 4.84%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	85	84,482
American Tower Corp.
5.00%, 02/15/24	947	993,678

Security	Principal (000s)	Value
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	$175	$172,259
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)[a]	911	905,953
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	255	242,530
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	100	98,791
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	258	256,080
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	1,381	1,351,792
4.20%, 03/01/24 (Call 12/01/23)	235	234,702
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	215	216,737
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	330	321,984
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	353	337,705
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	575	535,388
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	215	220,143
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	375	368,355
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	175	172,807
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	340	343,363
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	158	158,662
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	393	389,086
Select Income REIT
4.25%, 05/15/24 (Call 02/15/24)	398	384,715
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	993	966,338
3.75%, 02/01/24 (Call 11/01/23)[a]	480	479,712
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	150	147,993
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)[a]	345	340,453
VEREIT Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	465	463,163

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Washington Prime Group LP
5.95%, 08/15/24 (Call 06/15/24)[a]	$475	$446,039
Welltower Inc.
4.50%, 01/15/24 (Call 10/15/23)	315	321,798
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	513	518,171

		11,472,879
RETAIL — 4.04%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	535	457,243
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	1,107	1,069,528
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	1,042	1,060,214
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	353	344,532
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	600	573,828
McDonald’s Corp.
3.25%, 06/10/24	351	344,721
QVC Inc.
4.85%, 04/01/24	436	440,133
Target Corp.
3.50%, 07/01/24	1,158	1,160,918
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)[a]	1,973	1,942,695
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	616	589,407
3.30%, 04/22/24 (Call 01/22/24)	1,590	1,588,489

		9,571,708
SEMICONDUCTORS — 3.20%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	2,514	2,443,055
Intel Corp.
2.88%, 05/11/24 (Call 03/11/24)	1,686	1,630,918
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)[a]	1,253	1,295,214
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)[a]	1,735	1,630,015
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	612	582,104

		7,581,306

Security	Principal (000s)	Value
SOFTWARE — 2.17%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	$329	$328,905
Microsoft Corp.
2.88%, 02/06/24 (Call 12/06/23)	2,231	2,178,282
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	1,114	1,075,756
3.40%, 07/08/24 (Call 04/08/24)	1,576	1,567,852

		5,150,795
TELECOMMUNICATIONS — 4.45%
AT&T Inc.
3.40%, 08/14/24 (Call 05/23/18)	1,402	1,416,735
3.80%, 03/01/24 (Call 01/01/24)[a]	890	883,690
3.90%, 03/11/24 (Call 12/11/23)	830	827,925
4.45%, 04/01/24 (Call 01/01/24)[a]	1,644	1,686,004
Cisco Systems Inc.
3.63%, 03/04/24	1,135	1,152,592
Juniper Networks Inc.
4.50%, 03/15/24	650	660,290
Motorola Solutions Inc.
4.00%, 09/01/24	384	378,401
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	2,625	2,575,939
4.15%, 03/15/24 (Call 12/15/23)	941	959,114

		10,540,690
TRANSPORTATION — 1.64%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	768	763,308
3.75%, 04/01/24 (Call 01/01/24)	339	343,695
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	345	334,961
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	806	792,572
FedEx Corp.
4.00%, 01/15/24	741	757,761
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	305	308,239
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	210	211,829
3.75%, 03/15/24 (Call 12/15/23)	378	382,442

		3,894,807

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
WATER — 0.17%
American Water Capital Corp.
3.85%, 03/01/24 (Call 12/01/23)	$390	$395,480

		395,480

TOTAL CORPORATE BONDS & NOTES
(Cost: $239,069,506)		232,276,589

SHORT-TERM INVESTMENTS — 6.60%

MONEY MARKET FUNDS — 6.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,e,f]	13,470	13,471,834
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,e]	2,163	2,163,113

		15,634,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,633,959)		15,634,947

Value
TOTAL INVESTMENTS IN SECURITIES — 104.67%
(Cost: $254,703,465)	$247,911,536
Other Assets, Less Liabilities — (4.67)%	(11,062,974)

NET ASSETS — 100.00%	$236,848,562

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	9,980	3,490	[b]	—	13,470	$13,471,834	$33,711	[c]	$(1,402)	$152
BlackRock Cash Funds: Treasury,
SL Agency Shares	905	1,258	[b]	—	2,163	2,163,113	9,682		—	—
PNC Bank N.A.
3.30%, 10/30/24	$250	$—		$—	$250	244,345	3,858		—	(12,425)
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	476	391		(100)	767	768,212	10,068		(3,642)	(25,806)

						$16,647,504	$57,319		$(5,044)	$(38,079)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM CORPORATE ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$232,276,589	$—	$232,276,589
Money market funds	15,634,947	—	—	15,634,947

Total	$15,634,947	$232,276,589	$—	$247,911,536

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.64%

AEROSPACE & DEFENSE — 1.17%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$350	$330,484
Embraer Netherlands Finance BV
5.05%, 06/15/25	825	860,516
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	455	453,749
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	995	945,240
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,005	952,117

		3,542,106
AGRICULTURE — 1.15%
Philip Morris International Inc.
3.38%, 08/11/25 (Call 05/11/25)	1,095	1,066,027
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,389	2,413,057

		3,479,084
AIRLINES — 0.10%
U.S. Airways Pass Through Trust Series 2013-1, Class A
3.95%, 05/15/27	108	107,971
United Airlines Pass Through Trust Series 2013-1, Class A
4.30%, 02/15/27	186	188,253

		296,224
AUTO MANUFACTURERS — 1.38%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	1,275	1,243,699
General Motors Co.
4.00%, 04/01/25[a]	355	346,146
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,235	1,206,175
4.30%, 07/13/25 (Call 04/13/25)	1,087	1,072,565
4.35%, 04/09/25 (Call 02/09/25)	50	49,531
Toyota Motor Credit Corp.
3.40%, 04/14/25	250	246,520

		4,164,636
AUTO PARTS & EQUIPMENT — 0.35%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	50	50,047

Security	Principal (000s)	Value
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	$655	$690,449
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	300	305,028

		1,045,524
BANKS — 21.54%
Australia & New Zealand Banking Group Ltd./New York NY
3.70%, 11/16/25	500	500,720
Banco Santander SA
5.18%, 11/19/25	1,600	1,651,472
Bank of America Corp.
3.88%, 08/01/25[a]	2,470	2,450,141
4.00%, 01/22/25[a]	1,905	1,879,244
Series L
3.95%, 04/21/25	2,844	2,785,385
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)	341	345,399
Series G
3.00%, 02/24/25 (Call 01/24/25)	1,229	1,176,743
Barclays PLC
3.65%, 03/16/25	2,200	2,101,770
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	1,300	1,279,551
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	1,255	1,185,285
4.20%, 10/29/25 (Call 09/29/25)	1,621	1,584,933
4.25%, 04/30/25 (Call 03/31/25)	50	50,061
Citigroup Inc.
3.30%, 04/27/25	1,503	1,439,679
3.88%, 03/26/25	1,052	1,022,944
4.40%, 06/10/25	2,520	2,518,261
5.50%, 09/13/25[a]	1,470	1,569,813
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	978	976,768
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	500	484,550
Cooperatieve Rabobank UA
4.38%, 08/04/25[a]	815	811,577
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25[a]	1,550	1,512,784
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[a]	2,350	2,275,387

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)[a]	$2,403	$2,324,278
3.75%, 05/22/25 (Call 02/22/25)[a]	1,985	1,939,801
4.25%, 10/21/25	2,418	2,396,214
HSBC Holdings PLC
4.25%, 08/18/25	1,675	1,658,451
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	2,759	2,631,479
3.90%, 07/15/25 (Call 04/15/25)	3,044	3,027,684
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	1,000	970,670
Lloyds Bank PLC
3.50%, 05/14/25	200	198,818
Lloyds Banking Group PLC
4.58%, 12/10/25[a]	1,600	1,581,728
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	1,000	957,310
Morgan Stanley
4.00%, 07/23/25	3,206	3,195,613
5.00%, 11/24/25	2,165	2,244,694
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	175	167,288
Northern Trust Corp.
3.95%, 10/30/25	776	786,942
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)[b]	1,000	953,150
3.25%, 06/01/25 (Call 05/02/25)[b]	850	823,701
4.20%, 11/01/25 (Call 10/02/25)[b]	250	254,205
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	1,455	1,465,665
State Street Corp.
3.55%, 08/18/25	1,698	1,689,085
SVB Financial Group
3.50%, 01/29/25	510	495,047
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	650	616,050
Wells Fargo & Co.
3.00%, 02/19/25[a]	2,764	2,601,615
3.55%, 09/29/25	2,680	2,592,391

		65,174,346
BEVERAGES — 1.50%
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	250	245,253

Security	Principal (000s)	Value
Coca-Cola Co. (The)
2.88%, 10/27/25	$1,852	$1,773,086
Constellation Brands Inc.
4.75%, 12/01/25	675	700,515
Dr Pepper Snapple Group Inc.
3.40%, 11/15/25 (Call 08/15/25)	350	330,697
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)[a]	1,052	1,001,451
3.50%, 07/17/25 (Call 04/17/25)	480	477,130

		4,528,132
BIOTECHNOLOGY — 2.97%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	910	870,333
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,800	1,764,594
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	2,070	2,076,727
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	2,683	2,631,996
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)[a]	1,655	1,637,292

		8,980,942
BUILDING MATERIALS — 0.56%
Fortune Brands Home & Security Inc.
4.00%, 06/15/25 (Call 03/15/25)	300	301,716
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	800	811,952
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	560	569,778

		1,683,446
CHEMICALS — 1.15%
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)[a]	965	964,681
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	405	375,565
5.50%, 08/15/25[a]	50	54,922
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	875	816,620
3.38%, 03/15/25 (Call 12/15/24)	445	423,649
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	173	163,975
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)[a]	718	694,371

		3,493,783

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.87%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	$849	$842,140
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)[a]	402	413,618
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	925	934,037
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	450	447,494

		2,637,289
COMPUTERS — 2.97%
Apple Inc.
2.50%, 02/09/25	1,526	1,431,648
2.75%, 01/13/25 (Call 11/13/24)	705	673,472
3.20%, 05/13/25	2,566	2,511,729
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)[a]	2,786	2,863,757
International Business Machines Corp.
7.00%, 10/30/25	386	466,358
Seagate HDD Cayman
4.75%, 01/01/25[a]	1,070	1,038,007

		8,984,971
COSMETICS & PERSONAL CARE — 0.23%
Unilever Capital Corp.
3.10%, 07/30/25	450	436,554
3.38%, 03/22/25 (Call 01/22/25)	250	246,557

		683,111
DIVERSIFIED FINANCIAL SERVICES — 4.64%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	330	313,206
Affiliated Managers Group Inc.
3.50%, 08/01/25	145	140,273
Air Lease Corp.
3.25%, 03/01/25 (Call 01/01/25)	900	845,820
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	125	120,524
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)[a]	1,140	1,102,733
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	685	661,395

Security	Principal (000s)	Value
Franklin Resources Inc.
2.85%, 03/30/25	$200	$189,842
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	2,250	2,144,093
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	1,423	1,425,618
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	485	502,775
Lazard Group LLC
3.75%, 02/13/25	430	417,625
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	420	400,945
3.25%, 11/01/25 (Call 08/01/25)	350	339,672
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	1,115	1,098,877
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (Call 01/01/25)	175	174,298
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	4,275	4,169,236

		14,046,932
ELECTRIC — 3.29%
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	75	73,305
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	29,302
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	750	742,717
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	1,145	1,131,993
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)[a]	105	103,379
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	677	662,512
Eversource Energy Series H
3.15%, 01/15/25 (Call 10/15/24)	300	289,188
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	1,430	1,421,534
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)[a]	950	926,212
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	24,747

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Louisville Gas & Electric Co. Series 25
3.30%, 10/01/25 (Call 07/01/25)	$585	$573,136
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	50	47,974
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	990	952,142
Public Service Electric & Gas Co.
3.00%, 05/15/25 (Call 02/15/25)[a]	300	288,897
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	245,665
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	465	457,899
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	905	915,100
Virginia Electric & Power Co. Series A
3.10%, 05/15/25 (Call 02/15/25)	310	298,065
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	420	413,377
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	380	368,247

		9,965,391
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	98,055

		98,055
ELECTRONICS — 0.26%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	255	249,285
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	525	539,963

		789,248
ENVIRONMENTAL CONTROL — 0.38%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)[a]	604	581,718
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	600	577,044

		1,158,762
FOOD — 1.78%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)[a]	50	47,958
3.95%, 03/15/25 (Call 01/15/25)	650	640,809

Security	Principal (000s)	Value
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	$150	$148,903
JM Smucker Co. (The)
3.50%, 03/15/25	1,306	1,268,505
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	2,445	2,409,939
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	100	98,253
3.75%, 10/01/25 (Call 07/01/25)	772	767,808

		5,382,175
FOREST PRODUCTS & PAPER — 0.08%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	250	240,590

		240,590
GAS — 0.44%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	800	824,008
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	520	508,310

		1,332,318
HEALTH CARE – PRODUCTS — 3.27%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,284	1,217,296
3.88%, 09/15/25 (Call 06/15/25)[a]	310	309,687
Boston Scientific Corp.
3.85%, 05/15/25	1,151	1,145,970
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	260	257,946
Medtronic Inc.
3.50%, 03/15/25	4,126	4,091,837
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	965	944,002
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/15/25)	125	122,382
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)[a]	1,887	1,817,766

		9,906,886
HEALTH CARE – SERVICES — 1.54%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,367	1,290,544
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	920	894,829

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	$125	$121,840
UnitedHealth Group Inc.
3.75%, 07/15/25	2,350	2,352,185

		4,659,398
HOLDING COMPANIES – DIVERSIFIED — 0.29%
Apollo Investment Corp.
5.25%, 03/03/25	100	96,024
Ares Capital Corp.
4.25%, 03/01/25 (Call 01/01/25)	803	771,683

		867,707
HOME FURNISHINGS — 0.08%
Whirlpool Corp.
3.70%, 05/01/25	250	246,323

		246,323
HOUSEHOLD PRODUCTS & WARES — 0.10%
Kimberly-Clark Corp.
3.05%, 08/15/25	310	299,227

		299,227
HOUSEWARES — 0.14%
Newell Brands Inc.
3.90%, 11/01/25 (Call 08/01/25)	450	431,982

		431,982
INSURANCE — 2.26%
Aflac Inc.
3.25%, 03/17/25	350	340,459
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	215	210,210
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	1,647	1,607,719
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	940	930,346
Chubb INA Holdings Inc.
3.15%, 03/15/25	480	465,269
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	325	321,422
Lincoln National Corp.
3.35%, 03/09/25	175	168,962
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	365	356,831

Security	Principal (000s)	Value
MetLife Inc.
3.00%, 03/01/25	$641	$610,482
3.60%, 11/13/25 (Call 08/13/25)	622	613,796
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	290	281,048
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	300	292,743
XLIT Ltd.
4.45%, 03/31/25	652	647,749

		6,847,036
INTERNET — 0.64%
Amazon.com Inc.
5.20%, 12/03/25 (Call 09/03/25)	1,162	1,282,093
Baidu Inc.
4.13%, 06/30/25	265	263,738
Booking Holdings Inc.
3.65%, 03/15/25 (Call 12/15/24)	397	388,671

		1,934,502
LEISURE TIME — 0.23%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)[a]	700	683,235

		683,235
LODGING — 0.39%
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)[a]	400	393,852
3.75%, 10/01/25 (Call 07/01/25)	375	367,174
Wyndham Worldwide Corp.
5.10%, 10/01/25 (Call 07/01/25)	420	434,901

		1,195,927
MACHINERY — 0.47%
John Deere Capital Corp.
3.40%, 09/11/25[a]	585	576,400
3.45%, 03/13/25	250	247,345
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	50	47,551
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	544	541,742

		1,413,038
MANUFACTURING — 0.35%
3M Co.
3.00%, 08/07/25	850	832,983
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	125	120,492

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	$119	$117,453

		1,070,928
MEDIA — 4.00%
21st Century Fox America Inc.
3.70%, 10/15/25 (Call 07/15/25)[a]	927	923,135
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	670	644,888
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	4,289	4,359,769
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	691	673,172
3.38%, 08/15/25 (Call 05/15/25)	2,201	2,137,831
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)[a]	326	311,343
3.95%, 06/15/25 (Call 05/15/25)[c]	180	176,621
Grupo Televisa SAB
6.63%, 03/18/25[a]	300	337,146
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	1,733	1,676,331
Walt Disney Co. (The)
3.15%, 09/17/25	883	864,775

		12,105,011
METAL FABRICATE & HARDWARE — 0.37%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,150	1,124,010

		1,124,010
MINING — 0.76%
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	1,612	1,623,462
Southern Copper Corp.
3.88%, 04/23/25	675	673,076

		2,296,538
OIL & GAS — 3.92%
BP Capital Markets PLC
3.51%, 03/17/25	1,003	996,952
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	835	825,907
Chevron Corp.
3.33%, 11/17/25 (Call 08/17/25)	950	936,254

Security	Principal (000s)	Value
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	$250	$252,125
ConocoPhillips Co.
3.35%, 05/15/25 (Call 02/15/25)	405	396,515
Devon Energy Corp.
5.85%, 12/15/25 (Call 09/15/25)	510	568,971
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	510	489,090
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	2,131	2,035,553
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)	130	134,312
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	1,025	1,002,963
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	1,176	1,167,450
Shell International Finance BV
3.25%, 05/11/25	2,933	2,882,552
Valero Energy Corp.
3.65%, 03/15/25	175	172,503

		11,861,147
OIL & GAS SERVICES — 0.74%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	2,266	2,253,220

		2,253,220
PHARMACEUTICALS — 8.20%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	3,958	3,836,489
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)[a]	4,160	3,997,386
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	415	396,616
AstraZeneca PLC
3.38%, 11/16/25	2,395	2,325,784
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)[a]	365	354,944
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	3,329	3,275,769
4.10%, 03/25/25 (Call 01/25/25)	4,250	4,234,912
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	780	745,820

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	$250	$239,105
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	664	673,827
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	2,528	2,419,170
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	1,890	1,820,146
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	469	488,070

		24,808,038
PIPELINES — 4.93%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)	250	256,223
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	725	731,757
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)	718	783,374
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)	954	923,939
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	865	835,088
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	950	942,276
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	1,732	1,730,788
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	475	467,219
4.88%, 06/01/25 (Call 03/01/25)	1,375	1,420,952
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	330	341,824
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	205	198,596
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)	771	771,123
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	2,265	2,415,758
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	210	199,847
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)	785	842,658

Security	Principal (000s)	Value
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	$130	$129,631
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	470	452,023
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	860	838,414
4.00%, 09/15/25 (Call 06/15/25)	662	644,742

		14,926,232
PRIVATE EQUITY — 0.08%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	255	251,693

		251,693
REAL ESTATE — 0.52%
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	509	540,304
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	1,047	1,043,691

		1,583,995
REAL ESTATE INVESTMENT TRUSTS — 4.24%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	924	911,942
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	535	521,711
3.50%, 11/15/25 (Call 08/15/25)	220	215,081
Boston Properties LP
3.20%, 01/15/25 (Call 10/15/24)[a]	275	261,024
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	475	460,417
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (Call 01/01/25)	150	146,565
Corporate Office Properties LP
5.00%, 07/01/25 (Call 04/01/25)	100	102,067
CubeSmart LP
4.00%, 11/15/25 (Call 08/15/25)	50	49,051
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)[a]	529	502,047
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	375	387,641
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)[a]	251	246,454
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)[a]	335	326,210

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	$250	$241,585
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,020	967,307
4.00%, 06/01/25 (Call 03/01/25)	585	576,196
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	125	123,715
Host Hotels & Resorts LP Series E
4.00%, 06/15/25 (Call 03/15/25)	525	510,352
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	220	219,765
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	958	903,672
Liberty Property LP
3.75%, 04/01/25 (Call 01/01/25)	100	98,152
Mid-America Apartments LP
4.00%, 11/15/25 (Call 08/15/25)	281	277,094
National Retail Properties Inc.
4.00%, 11/15/25 (Call 08/15/25)	520	508,622
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	600	584,298
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	455	442,879
Simon Property Group LP
3.50%, 09/01/25 (Call 06/01/25)	500	488,165
UDR Inc.
4.00%, 10/01/25 (Call 07/01/25)	375	370,920
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	775	744,829
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	1,562	1,532,791
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	100	96,528

		12,817,080
RETAIL — 2.22%
AutoNation Inc.
4.50%, 10/01/25 (Call 07/01/25)[a]	735	737,727
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	595	570,010
Dollar General Corp.
4.15%, 11/01/25 (Call 08/01/25)	420	424,654
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	500	495,280

Security	Principal (000s)	Value
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	$1,118	$1,102,616
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	520	515,788
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	1,150	1,128,840
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)[a]	815	798,822
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	405	394,332
Tapestry Inc.
4.25%, 04/01/25 (Call 01/01/25)	565	557,198

		6,725,267
SEMICONDUCTORS — 2.68%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	1,106	1,100,017
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)[a]	1,040	1,056,713
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	800	743,376
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	2,534	2,553,486
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	297	296,008
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)[a]	2,455	2,350,687

		8,100,287
SOFTWARE — 3.65%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	680	669,562
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	305	309,609
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	1,315	1,387,036
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	860	859,544
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	2,125	2,034,177
3.13%, 11/03/25 (Call 08/03/25)	3,269	3,185,248
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	2,718	2,604,768

		11,049,944

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 3.65%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	$4,923	$4,687,533
3.95%, 01/15/25 (Call 10/15/24)	1,513	1,499,519
Cisco Systems Inc.
3.50%, 06/15/25[a]	285	285,299
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	125	124,736
Motorola Solutions Inc.
7.50%, 05/15/25[a]	200	235,452
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	806	787,140
Verizon Communications Inc.
3.38%, 02/15/25	3,550	3,435,513

		11,055,192
TRANSPORTATION — 1.76%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	745	719,745
3.65%, 09/01/25 (Call 06/01/25)	810	813,580
7.00%, 12/15/25	50	60,512
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	1,125	1,064,441
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	1,020	988,553
FedEx Corp.
3.20%, 02/01/25	930	897,431
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	175	171,427
3.25%, 08/15/25 (Call 05/15/25)	610	596,293

		5,311,982
TRUCKING & LEASING — 0.03%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	105	99,005

		99,005
WATER — 0.29%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	893	883,392

		883,392

TOTAL CORPORATE BONDS & NOTES (Cost: $308,088,426)		298,515,287

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.02%

MONEY MARKET FUNDS — 7.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[b,d,e]	20,187	$20,188,741
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[b,d]	1,053	1,052,574

		21,241,315

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,239,582)		21,241,315

TOTAL INVESTMENTS IN SECURITIES — 105.66%
(Cost: $329,328,008)		319,756,602
Other Assets, Less Liabilities — (5.66)%		(17,139,679)

NET ASSETS — 100.00%		$302,616,923

[a]	All or a portion of this security is on loan.
[b]	Affiliate of the Fund.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

104	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 TERM CORPORATE ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	14,618	5,569	[b]	—	20,187	$20,188,741	$25,240	[c]	$(3,430)	$1,255
BlackRock Cash Funds: Treasury,
SL Agency Shares	1,509	—		(456)[b]	1,053	1,052,574	9,960		—	—
PNC Bank N.A.
2.95%, 02/23/25	$500	$500		$—	$1,000	953,150	11,847		—	(38,644)
3.25%, 06/01/25	850	—		—	850	823,701	12,971		—	(41,421)
4.20%, 11/01/25	250	—		—	250	254,205	4,479		—	(14,107)

						$23,272,371	$64,497		$(3,430)	$(92,917)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$298,515,287	$—	$298,515,287
Money market funds	21,241,315	—	—	21,241,315

Total	$21,241,315	$298,515,287	$—	$319,756,602

See notes to financial statements.

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.50%

ADVERTISING — 0.33%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$356	$340,770

		340,770
AEROSPACE & DEFENSE — 1.56%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	145	131,487
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)	305	271,633
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	170	166,053
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	703	691,344
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	395	356,357

		1,616,874
AGRICULTURE — 0.68%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)[a]	50	45,302
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	195	177,795
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	150	138,299
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	370	343,119

		704,515
AIRLINES — 0.30%
American Airlines Pass Through Trust Series 2014-1, Class A
3.70%, 04/01/28	40	39,397
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	150	140,722
United Airlines Pass Through Trust Series 2014-2, Class A
3.75%, 03/03/28	129	126,885

		307,004
APPAREL — 0.42%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	480	438,542

		438,542

Security	Principal (000s)	Value
AUTO MANUFACTURERS — 1.52%
American Honda Finance Corp.
2.30%, 09/09/26	$110	$100,025
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	672	657,653
Ford Motor Credit Co. LLC
4.39%, 01/08/26	100	98,422
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	380	364,363
5.25%, 03/01/26 (Call 12/01/25)	339	353,007

		1,573,470
AUTO PARTS & EQUIPMENT — 0.14%
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	140	140,515

		140,515
BANKS — 27.70%
Bank of America Corp.
3.50%, 04/19/26	761	733,779
4.25%, 10/22/26	665	659,248
4.45%, 03/03/26	849	853,771
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	380	343,501
2.80%, 05/04/26 (Call 02/04/26)	215	201,274
Bank One Corp.
7.63%, 10/15/26	75	91,644
Barclays PLC
4.38%, 01/12/26	835	825,832
BPCE SA
3.38%, 12/02/26	250	238,848
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	250	248,745
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)[a]	603	564,474
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	854	796,056
3.40%, 05/01/26	665	628,545
3.70%, 01/12/26	565	548,830
4.30%, 11/20/26	355	350,200
4.60%, 03/09/26	565	569,949
Cooperatieve Rabobank UA
3.75%, 07/21/26	365	346,790
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	565	571,249

106	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Deutsche Bank AG
4.10%, 01/13/26	$215	$206,791
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	435	404,589
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)	225	220,552
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	728	689,722
3.75%, 02/25/26 (Call 11/25/25)	778	754,395
HSBC Holdings PLC
3.90%, 05/25/26	710	701,125
4.30%, 03/08/26	1,075	1,089,631
4.38%, 11/23/26[a]	390	386,486
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	605	559,443
3.20%, 06/15/26 (Call 03/15/26)	656	619,461
3.30%, 04/01/26 (Call 01/01/26)	1,232	1,173,431
4.13%, 12/15/26[a]	548	543,068
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	300	285,243
Lloyds Banking Group PLC
4.65%, 03/24/26	525	520,999
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	215	197,183
3.85%, 03/01/26	940	936,184
Mizuho Financial Group Inc.
2.84%, 09/13/26	225	206,883
Morgan Stanley
3.13%, 07/27/26	790	736,635
3.88%, 01/27/26	841	829,100
4.35%, 09/08/26	945	939,009
6.25%, 08/09/26	150	171,458
National Australia Bank Ltd./New York
2.50%, 07/12/26	340	307,482
3.38%, 01/14/26	250	241,867
Royal Bank of Canada
4.65%, 01/27/26	623	634,364
Royal Bank of Scotland Group PLC
4.80%, 04/05/26[a]	315	321,561
State Street Corp.
2.65%, 05/19/26[a]	450	416,412
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	639	580,774
3.01%, 10/19/26	271	253,098
3.78%, 03/09/26	631	624,608

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	$250	$236,260
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	460	432,253
Series V
2.38%, 07/22/26 (Call 06/22/26)[a]	444	398,415
Wells Fargo & Co.
3.00%, 04/22/26	1,202	1,109,855
3.00%, 10/23/26	1,021	940,658
4.10%, 06/03/26	877	858,153
Westpac Banking Corp.
2.70%, 08/19/26	217	198,885
2.85%, 05/13/26	457	424,836

		28,723,604
BEVERAGES — 4.67%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)[a]	2,863	2,803,450
Coca-Cola Co. (The)
2.25%, 09/01/26	276	250,445
2.55%, 06/01/26	45	41,976
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	305	294,179
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	250	218,078
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	708	649,080
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	320	291,523
2.85%, 02/24/26 (Call 11/24/25)	315	298,626

		4,847,357
BIOTECHNOLOGY — 1.13%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	436	393,281
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	783	774,418

		1,167,699
BUILDING MATERIALS — 0.49%
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	249	247,715
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	150	151,008
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	120	113,032

		511,755

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CHEMICALS — 0.58%
Nutrien Ltd.
4.00%, 12/15/26 (Call 09/15/26)	$215	$210,268
Sherwin-Williams Co. (The)
3.95%, 01/15/26 (Call 10/15/25)	60	59,753
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	348	329,824

		599,845
COMMERCIAL SERVICES — 0.90%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	379	350,534
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	200	207,184
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	360	374,083

		931,801
COMPUTERS — 3.25%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	748	686,268
3.25%, 02/23/26 (Call 11/23/25)	874	852,465
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)[b]	1,374	1,460,273
International Business Machines Corp.
3.45%, 02/19/26[a]	380	374,224

		3,373,230
COSMETICS & PERSONAL CARE — 0.71%
Procter & Gamble Co. (The)
2.45%, 11/03/26	510	469,832
2.70%, 02/02/26	75	70,758
Unilever Capital Corp.
2.00%, 07/28/26	225	198,583

		739,173
DIVERSIFIED FINANCIAL SERVICES — 1.44%
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)[a]	100	93,138
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	90	88,955
Charles Schwab Corp. (The)
3.45%, 02/13/26 (Call 11/13/25)	125	122,493
Invesco Finance PLC
3.75%, 01/15/26	165	163,937

Security	Principal (000s)	Value
Legg Mason Inc.
4.75%, 03/15/26	$275	$285,183
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	240	229,687
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)[a]	141	136,848
Raymond James Financial Inc.
3.63%, 09/15/26	132	127,596
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	265	244,807

		1,492,644
ELECTRIC — 5.45%
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	100	95,400
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	135	131,643
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	50	45,491
CenterPoint Energy Houston Electric LLC Series Z
2.40%, 09/01/26 (Call 06/01/26)	25	22,803
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	95	89,039
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)[a]	120	112,741
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	199	183,926
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	300	272,799
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)[a]	220	209,143
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	561	508,092
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	370	351,626
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	50	48,279
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	175	172,973
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	419	384,965
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	321	306,613
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	550	504,559

108	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	$65	$61,424
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	200	184,500
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	295	275,146
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	25	22,503
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	45	41,447
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	50	46,228
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	800	750,952
Southwestern Electric Power Co. Series K
2.75%, 10/01/26 (Call 07/01/26)	270	248,608
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)	505	485,563
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	25	22,982
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	75	72,072

		5,651,517
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	40	38,734

		38,734
ELECTRONICS — 1.27%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	65	60,217
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	210	207,197
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[a]	470	442,909
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	667	610,905

		1,321,228
ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	150	138,834

		138,834

Security	Principal (000s)	Value
FOOD — 2.08%
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	$300	$270,531
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	160	150,616
Kellogg Co.
3.25%, 04/01/26[a]	385	363,213
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[a]	755	685,351
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	362	321,119
3.50%, 02/01/26 (Call 11/01/25)	25	23,779
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	365	348,042

		2,162,651
FOREST PRODUCTS & PAPER — 0.21%
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	225	219,310

		219,310
GAS — 0.20%
Southern California Gas Co. Series TT
2.60%, 06/15/26 (Call 03/15/26)	195	181,129
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	25	23,645

		204,774
HEALTH CARE – PRODUCTS — 1.92%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	1,004	989,763
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	410	368,979
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	337	331,271
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	322	298,253

		1,988,266
HEALTH CARE – SERVICES — 0.49%
UnitedHealth Group Inc.
3.10%, 03/15/26	533	509,484

		509,484
HOUSEWARES — 0.69%
Newell Brands Inc.
4.20%, 04/01/26 (Call 01/01/26)	730	716,729

		716,729

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
INSURANCE — 3.90%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	$75	$70,232
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	100	96,495
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	150	141,975
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	652	637,245
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	75	74,334
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	955	919,531
Chubb INA Holdings Inc.
3.35%, 05/03/26 (Call 02/03/26)	135	131,576
CNA Financial Corp.
4.50%, 03/01/26 (Call 12/01/25)	205	209,871
Hanover Insurance Group Inc. (The)
4.50%, 04/15/26 (Call 01/15/26)	50	49,945
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)[a]	155	149,946
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	200	199,458
Manulife Financial Corp.
4.15%, 03/04/26	391	392,783
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	220	217,406
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	180	174,182
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	235	219,850
Reinsurance Group of America Inc.
3.95%, 09/15/26 (Call 06/15/26)	100	97,788
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	85	85,132
Voya Financial Inc.
3.65%, 06/15/26	185	176,805

		4,044,554
INTERNET — 1.18%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	715	639,117
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	140	135,708

Security	Principal (000s)	Value
Expedia Group Inc.
5.00%, 02/15/26 (Call 11/15/25)	$255	$258,822
JD.com Inc.
3.88%, 04/29/26	200	189,152

		1,222,799
IRON & STEEL — 0.67%
Vale Overseas Ltd.
6.25%, 08/10/26	635	700,240

		700,240
LODGING — 0.38%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)	100	103,465
Marriott International Inc./MD Series R
3.13%, 06/15/26 (Call 03/15/26)	315	293,016

		396,481
MACHINERY — 0.84%
Caterpillar Financial Services Corp.
2.40%, 08/09/26	25	22,835
John Deere Capital Corp.
2.65%, 06/10/26	215	199,526
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	283	277,544
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	260	242,515
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	135	128,567

		870,987
MANUFACTURING — 0.43%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	170	153,342
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	285	263,103
Textron Inc.
4.00%, 03/15/26 (Call 12/15/25)	25	24,806

		441,251
MEDIA — 3.00%
21st Century Fox America Inc.
3.38%, 11/15/26 (Call 08/15/26)[a]	85	82,197
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)[a]	350	343,535
Comcast Corp.
3.15%, 03/01/26 (Call 12/01/25)	960	913,862

110	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Discovery Communications LLC
4.90%, 03/11/26 (Call 12/11/25)[a]	$320	$328,394
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	235	215,335
3.88%, 01/15/26 (Call 10/15/25)	260	254,280
Viacom Inc.
3.45%, 10/04/26 (Call 07/04/26)	275	256,402
Walt Disney Co. (The)
1.85%, 07/30/26	652	573,610
3.00%, 02/13/26[a]	146	140,817

		3,108,432
OIL & GAS — 5.04%
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)	491	529,524
Andeavor
5.13%, 12/15/26 (Call 09/15/26)	200	211,082
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	593	567,175
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	548	523,674
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	486	523,961
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)[a]	82	83,653
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	617	598,589
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	240	256,697
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	490	479,485
Pioneer Natural Resources Co.
4.45%, 01/15/26 (Call 10/15/25)	190	195,392
Shell International Finance BV
2.50%, 09/12/26	316	291,655
2.88%, 05/10/26	505	480,013
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	507	484,352

		5,225,252
PACKAGING & CONTAINERS — 0.04%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	45,886

		45,886

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.84%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$622	$581,464
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)[a]	674	615,497
Express Scripts Holding Co.
4.50%, 02/25/26 (Call 11/27/25)	551	552,901
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	725	675,062
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)[a]	725	688,735
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	250	248,633
Pfizer Inc.
2.75%, 06/03/26	320	300,096
3.00%, 12/15/26	573	547,885
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (Call 06/23/26)[a]	886	810,150

		5,020,423
PIPELINES — 3.53%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	160	170,576
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	265	249,734
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)	184	182,848
Energy Transfer Partners LP
4.75%, 01/15/26 (Call 10/15/25)	395	393,989
EnLink Midstream Partners LP
4.85%, 07/15/26 (Call 04/15/26)[a]	160	159,861
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	360	352,476
EQT Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	25	23,694
Magellan Midstream Partners LP
5.00%, 03/01/26 (Call 12/01/25)	125	133,256
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	75	70,718
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)	205	201,909
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (Call 12/31/25)	511	554,333

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	$186	$172,699
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	125	117,761
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	139	147,405
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	315	385,031
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	200	197,400
Western Gas Partners LP
4.65%, 07/01/26 (Call 04/01/26)	147	147,332

		3,661,022
REAL ESTATE — 0.15%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	150	155,688

		155,688
REAL ESTATE INVESTMENT TRUSTS — 5.71%
Alexandria Real Estate Equities Inc.
4.30%, 01/15/26 (Call 10/15/25)	50	49,994
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)[a]	299	277,278
4.40%, 02/15/26 (Call 11/15/25)	250	249,135
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	75	69,471
2.95%, 05/11/26 (Call 02/11/26)	170	158,710
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	285	256,010
3.65%, 02/01/26 (Call 11/03/25)	525	507,029
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	250	242,293
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	90	84,131
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	430	408,908
4.45%, 02/15/26 (Call 11/15/25)	194	194,248
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	130	119,167
DDR Corp.
4.25%, 02/01/26 (Call 11/01/25)[a]	50	48,951

Security	Principal (000s)	Value
Duke Realty LP
3.25%, 06/30/26 (Call 03/30/26)	$50	$46,998
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	200	195,952
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	112	103,758
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	100	94,895
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	40	37,533
Hospitality Properties Trust
5.25%, 02/15/26 (Call 08/15/25)	90	92,255
Host Hotels & Resorts LP Series F
4.50%, 02/01/26 (Call 11/01/25)[a]	50	50,136
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	270	239,217
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	50	45,745
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	25	23,362
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	150	139,989
National Retail Properties Inc.
3.60%, 12/15/26 (Call 09/15/26)	100	94,696
Omega Healthcare Investors Inc.
5.25%, 01/15/26 (Call 10/15/25)	200	201,376
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	115	113,797
Sabra Health Care LP
5.13%, 08/15/26 (Call 05/15/26)	125	119,649
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)[a]	297	281,898
3.30%, 01/15/26 (Call 10/15/25)	406	388,505
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	80	72,966
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	200	185,564
4.13%, 01/15/26 (Call 10/15/25)	136	134,985
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)	270	268,150
Welltower Inc.
4.25%, 04/01/26 (Call 01/01/26)	285	281,241
WP Carey Inc.
4.25%, 10/01/26 (Call 07/01/26)	50	48,665

		5,926,657

112	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
RETAIL — 3.24%
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	$50	$46,521
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	420	374,644
3.00%, 04/01/26 (Call 01/01/26)	431	412,626
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	580	531,031
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	479	477,530
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[a]	165	158,738
Target Corp.
2.50%, 04/15/26	408	372,684
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	412	367,261
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	655	614,370

		3,355,405
SEMICONDUCTORS — 1.10%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	470	450,204
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	395	366,864
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	335	320,300

		1,137,368
SOFTWARE — 2.61%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	192	183,679
Electronic Arts Inc.
4.80%, 03/01/26 (Call 12/01/25)	50	52,896
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	440	403,968
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	1,225	1,127,172
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	1,019	941,627

		2,709,342
TELECOMMUNICATIONS — 2.14%
AT&T Inc.
4.13%, 02/17/26 (Call 11/17/25)	869	860,293

Security	Principal or Shares (000s)	Value
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	$425	$393,172
2.95%, 02/28/26	155	148,794
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	100	92,372
Verizon Communications Inc.
2.63%, 08/15/26	807	724,871

		2,219,502
TRANSPORTATION — 1.33%
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	105	99,061
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	395	357,412
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	337	322,485
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)[a]	350	328,626
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	195	183,177
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	100	90,807

		1,381,568
TRUCKING & LEASING — 0.07%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	75	69,381

		69,381

TOTAL CORPORATE BONDS & NOTES
(Cost: $106,923,878)		102,152,563

SHORT-TERM INVESTMENTS — 7.23%

MONEY MARKET FUNDS — 7.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	6,914	6,914,338
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	583	582,675

		7,497,013

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,496,714)		7,497,013

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2026 TERM CORPORATE ETF

April 30, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 105.73%
(Cost: $114,420,592)	$109,649,576
Other Assets, Less Liabilities — (5.73)%	(5,945,297)

NET ASSETS — 100.00%	$103,704,279

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,221	693	[b]	—	6,914	$6,914,338	$11,936	[c]	$(1,435)	$656
BlackRock Cash Funds: Treasury, SL Agency Shares	650	—		(67)[b]	583	582,675	3,558		—	—

						$7,497,013	$15,494		$(1,435)	$656

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$102,152,563	$—	$102,152,563
Money market funds	7,497,013	—	—	7,497,013

Total	$7,497,013	$102,152,563	$—	$109,649,576

See notes to financial statements.

114	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.50%

AEROSPACE & DEFENSE — 2.34%
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	$265	$249,447
Embraer Netherlands Finance BV
5.40%, 02/01/27	200	212,856
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	250	229,368
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	560	527,923
Raytheon Co.
7.20%, 08/15/27	75	94,802
Rockwell Collins Inc.
3.50%, 03/15/27 (Call 12/15/26)	800	758,712
United Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	715	661,132

		2,734,240
AGRICULTURE — 1.62%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)[a]	1,615	1,517,066
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (Call 06/25/27)	125	118,536
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	275	259,419

		1,895,021
AIRLINES — 0.76%
American Airlines Pass Through Trust
Series 2015-1, Class A
3.38%, 05/01/27	299	286,775
Series 2015-2, Class AA
3.60%, 09/22/27	127	124,005
Latam Airlines Pass Through Trust Series 2015-1, Class A
4.20%, 11/15/27	221	212,048
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	225	214,560
United Airlines Pass Through Trust Series 2015-1, Class AA
3.45%, 12/01/27	46	45,117

		882,505
AUTO MANUFACTURERS — 1.13%
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)[b]	300	279,255

Security	Principal (000s)	Value
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	$300	$288,477
General Motors Financial Co. Inc.
4.35%, 01/17/27 (Call 10/17/26)	425	413,933
Toyota Motor Credit Corp.
3.20%, 01/11/27	350	338,177

		1,319,842
AUTO PARTS & EQUIPMENT — 0.29%
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	350	333,053

		333,053
BANKS — 16.00%
Banco Santander SA
4.25%, 04/11/27	600	591,726
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)[b]	1,040	967,668
Series L
4.18%, 11/25/27 (Call 11/25/26)	1,050	1,022,374
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27 (Call 02/16/27)	520	497,073
Bank One Corp.
8.00%, 04/29/27	70	88,409
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	700	665,322
Citigroup Inc.
4.45%, 09/29/27	1,500	1,487,265
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	1,410	1,362,582
5.95%, 01/15/27	275	301,873
ING Groep NV
3.95%, 03/29/27	600	589,146
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	735	689,592
4.25%, 10/01/27[b]	850	841,117
Lloyds Banking Group PLC
3.75%, 01/11/27	700	670,383
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	270	260,129
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	740	703,444
3.68%, 02/22/27	175	171,813
Mizuho Financial Group Inc.
3.17%, 09/11/27	405	379,432
3.66%, 02/28/27	400	390,744

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Morgan Stanley
3.63%, 01/20/27[b]	$1,310	$1,263,456
3.95%, 04/23/27	900	864,630
PNC Bank N.A.
3.10%, 10/25/27 (Call 09/25/27)[c]	250	235,325
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[c]	425	403,385
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 06/13/27)	350	342,178
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27[b]	600	573,168
3.36%, 07/12/27	525	501,858
3.45%, 01/11/27	505	486,764
U.S. Bancorp. Series X
3.15%, 04/27/27 (Call 03/27/27)	755	715,279
Wells Fargo & Co.
4.30%, 07/22/27	1,175	1,160,242
Westpac Banking Corp.
3.35%, 03/08/27	490	469,582

		18,695,959
BEVERAGES — 0.91%
Coca-Cola Co. (The)
2.90%, 05/25/27	290	274,900
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)[b]	215	203,583
Dr Pepper Snapple Group Inc.
3.43%, 06/15/27 (Call 03/15/27)	50	46,520
PepsiCo Inc.
3.00%, 10/15/27 (Call 07/15/27)[b]	570	538,975

		1,063,978
BIOTECHNOLOGY — 1.35%
Amgen Inc.
3.20%, 11/02/27 (Call 08/02/27)	620	579,496
Celgene Corp.
3.45%, 11/15/27 (Call 08/15/27)	560	523,454
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)[b]	505	472,054

		1,575,004
BUILDING MATERIALS — 0.37%
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	25	23,547
3.50%, 12/15/27 (Call 09/15/27)	100	93,844

Security	Principal (000s)	Value
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	$255	$238,596
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	75	72,615

		428,602
CHEMICALS — 1.74%
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	535	507,490
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	460	435,298
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	345	332,287
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	800	755,200

		2,030,275
COMMERCIAL SERVICES — 0.34%
Ecolab Inc.
3.25%, 12/01/27 (Call 09/01/27)	315	300,258
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	100	92,899

		393,157
COMPUTERS — 3.58%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	800	752,880
3.00%, 06/20/27 (Call 03/20/27)[b]	226	214,515
3.00%, 11/13/27 (Call 08/13/27)[b]	570	539,682
3.20%, 05/11/27 (Call 02/11/27)	695	670,404
3.35%, 02/09/27 (Call 11/09/26)	1,125	1,098,832
DXC Technology Co.
4.75%, 04/15/27 (Call 01/15/27)	350	359,215
International Business Machines Corp.
3.30%, 01/27/27	200	194,346
6.22%, 08/01/27	100	119,470
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)	250	234,155

		4,183,499
COSMETICS & PERSONAL CARE — 0.54%
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27 (Call 12/15/26)	74	71,596
Procter & Gamble Co. (The)
2.85%, 08/11/27[b]	170	160,626

116	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Unilever Capital Corp.
2.90%, 05/05/27 (Call 02/05/27)	$420	$394,939

		627,161
DIVERSIFIED FINANCIAL SERVICES — 4.78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)[b]	450	417,096
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	150	139,994
3.63%, 12/01/27 (Call 09/01/27)	225	208,852
American Express Credit Corp.
3.30%, 05/03/27 (Call 04/03/27)	880	842,855
Cboe Global Markets Inc.
3.65%, 01/12/27 (Call 10/12/26)	265	255,685
Charles Schwab Corp. (The)
3.20%, 03/02/27 (Call 12/02/26)	340	325,322
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	595	575,579
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	345	330,617
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	225	220,673
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	90	84,623
Jefferies Group LLC
6.45%, 06/08/27	100	110,292
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.85%, 01/15/27	440	439,300
ORIX Corp.
3.70%, 07/18/27	25	24,129
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	585	544,003
TD Ameritrade Holding Corp.
3.30%, 04/01/27 (Call 01/01/27)	540	521,505
Visa Inc.
2.75%, 09/15/27 (Call 06/15/27)	585	545,676

		5,586,201
ELECTRIC — 5.41%
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	225	210,955
Appalachian Power Co.
3.30%, 06/01/27 (Call 03/01/27)	15	14,403

Security	Principal (000s)	Value
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	$50	$46,365
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)[b]	275	263,131
Commonwealth Edison Co.
2.95%, 08/15/27 (Call 05/15/27)	165	156,097
Connecticut Light & Power Co. (The) Series A
3.20%, 03/15/27 (Call 12/15/26)	275	265,160
Consolidated Edison Co. of New York Inc.
3.13%, 11/15/27 (Call 08/15/27)	70	67,186
DTE Electric Co.
3.80%, 03/15/27 (Call 12/15/26)	325	318,721
Duke Energy Corp.
3.15%, 08/15/27 (Call 05/15/27)	535	499,428
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	260	250,695
Entergy Louisiana LLC
3.12%, 09/01/27 (Call 06/01/27)	370	351,030
FirstEnergy Corp. Series B
3.90%, 07/15/27 (Call 04/15/27)	650	634,998
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	285	270,969
Gulf Power Co.
3.30%, 05/30/27 (Call 02/28/27)	125	119,919
ITC Holdings Corp.
3.35%, 11/15/27 (Call 08/15/27)[a,b]	445	419,742
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	100	95,479
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)[b]	765	734,867
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	235	225,807
Pacific Gas & Electric Co.
3.30%, 03/15/27 (Call 12/15/26)	100	93,792
3.30%, 12/01/27 (Call 09/01/27)[a]	610	569,051
Public Service Electric & Gas Co.
3.00%, 05/15/27 (Call 02/15/27)	25	23,805
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	175	164,208
Virginia Electric & Power Co. Series A
3.50%, 03/15/27 (Call 12/15/26)	540	528,341

		6,324,149

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	$25	$23,540

		23,540
ELECTRONICS — 0.66%
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	250	233,612
Keysight Technologies Inc.
4.60%, 04/06/27 (Call 01/06/27)	200	201,984
Tech Data Corp.
4.95%, 02/15/27 (Call 11/16/26)[b]	225	220,345
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	125	117,828

		773,769
ENVIRONMENTAL CONTROL — 0.84%
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	475	451,340
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)	565	531,213

		982,553
FOOD — 2.18%
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)[b]	115	106,059
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	380	356,911
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	300	282,084
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	325	309,215
McCormick & Co. Inc./MD
3.40%, 08/15/27 (Call 05/15/27)	460	435,790
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	350	330,155
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	765	725,595

		2,545,809
FOREST PRODUCTS & PAPER — 0.92%
Fibria Overseas Finance Ltd.
5.50%, 01/17/27[b]	425	438,434
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	700	634,683

		1,073,117

Security	Principal (000s)	Value
GAS — 0.73%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	$300	$285,027
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	590	565,114

		850,141
HEALTH CARE – PRODUCTS — 1.82%
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	1,140	1,081,085
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	545	530,056
Thermo Fisher Scientific Inc.
3.20%, 08/15/27 (Call 05/15/27)	555	520,046

		2,131,187
HEALTH CARE – SERVICES — 2.61%
Anthem Inc.
3.65%, 12/01/27 (Call 09/01/27)	830	789,944
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	460	416,213
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	375	370,222
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (Call 06/01/27)	275	262,609
UnitedHealth Group Inc.
2.95%, 10/15/27	490	457,670
3.38%, 04/15/27	370	357,956
3.45%, 01/15/27[b]	400	389,832

		3,044,446
HOME FURNISHINGS — 0.04%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	50	47,402

		47,402
HOUSEHOLD PRODUCTS & WARES — 0.43%
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	365	338,848
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	175	166,497

		505,345
INSURANCE — 1.46%
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	325	308,815

118	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	$700	$633,808
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	235	220,256
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	150	141,692
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	305	298,683
Progressive Corp. (The)
2.45%, 01/15/27	75	67,670
XLIT Ltd.
6.25%, 05/15/27	25	28,194

		1,699,118
INTERNET — 2.76%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	1,005	942,610
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)[a,b]	1,475	1,415,498
Baidu Inc.
3.63%, 07/06/27	400	378,124
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	510	483,699

		3,219,931
LEISURE TIME — 0.29%
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	275	335,816

		335,816
LODGING — 0.13%
Wyndham Worldwide Corp.
4.50%, 04/01/27 (Call 01/01/27)[b]	150	148,494

		148,494
MACHINERY — 0.32%
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	390	372,567

		372,567
MANUFACTURING — 1.08%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)[b]	420	396,446
Carlisle Companies Inc.
3.75%, 12/01/27 (Call 09/01/27)	430	410,869
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)[b]	310	287,789

Security	Principal (000s)	Value
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	$25	$24,457
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	125	120,368
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	25	24,019

		1,263,948
MEDIA — 2.51%
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	450	402,111
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	761	672,283
3.30%, 02/01/27 (Call 11/01/26)	670	637,994
Time Warner Inc.
3.80%, 02/15/27 (Call 11/15/26)	665	643,354
Walt Disney Co. (The)
2.95%, 06/15/27	610	581,080

		2,936,822
MINING — 0.20%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[a]	100	94,045
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[a]	150	144,578

		238,623
OIL & GAS — 5.22%
BP Capital Markets PLC
3.02%, 01/16/27 (Call 10/16/26)	960	906,826
3.28%, 09/19/27 (Call 06/19/27)[b]	495	474,933
3.59%, 04/14/27 (Call 01/14/27)[b]	260	256,342
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	765	739,656
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)[b]	575	552,690
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	515	501,038
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	550	528,214
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	675	642,728
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[b]	450	436,343
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	560	562,531

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	$520	$493,178

		6,094,479
OIL & GAS SERVICES — 0.56%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	700	657,062

		657,062
PACKAGING & CONTAINERS — 0.29%
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)[b]	235	221,842
WestRock Co.
3.38%, 09/15/27 (Call 06/15/27)[a,b]	125	117,284

		339,126
PHARMACEUTICALS — 3.68%
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	125	116,849
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)[b]	420	396,959
Bristol-Myers Squibb Co.
3.25%, 02/27/27	530	512,049
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	730	677,820
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	375	360,577
5.50%, 03/15/27[b]	175	199,409
Express Scripts Holding Co.
3.40%, 03/01/27 (Call 12/01/26)[b]	800	736,552
Johnson & Johnson
2.95%, 03/03/27 (Call 12/03/26)	515	493,097
Novartis Capital Corp.
3.10%, 05/17/27 (Call 02/17/27)	465	446,925
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)[b]	385	357,007

		4,297,244
PIPELINES — 3.70%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%, 12/01/27 (Call 09/01/27)[b]	395	384,165
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	25	24,385
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	385	373,566

Security	Principal (000s)	Value
Enbridge Inc.
3.70%, 07/15/27 (Call 04/15/27)	$465	$439,499
Energy Transfer Partners LP
4.20%, 04/15/27 (Call 01/15/27)[b]	250	239,055
Enterprise Products Operating LLC
3.95%, 02/15/27 (Call 11/15/26)	100	99,409
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	720	703,786
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)[b]	100	97,326
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	750	771,915
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)[b]	350	327,439
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	340	320,423
Williams Partners LP
3.75%, 06/15/27 (Call 03/15/27)	575	542,052

		4,323,020
REAL ESTATE INVESTMENT TRUSTS — 6.22%
Alexandria Real Estate Equities Inc.
3.95%, 01/15/27 (Call 10/15/26)	25	24,207
American Campus Communities Operating Partnership LP
3.63%, 11/15/27 (Call 08/15/27)[b]	300	281,211
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	165	149,980
3.55%, 07/15/27 (Call 04/15/27)[b]	410	383,350
AvalonBay Communities Inc.
3.35%, 05/15/27 (Call 02/15/27)[b]	345	329,658
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	225	212,650
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	675	634,081
DDR Corp.
4.70%, 06/01/27 (Call 03/01/27)	125	125,534
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	575	546,946
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	225	209,873
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	200	190,840

120	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
ERP Operating LP
3.25%, 08/01/27 (Call 05/01/27)	$195	$185,414
Essex Portfolio LP
3.63%, 05/01/27 (Call 02/01/27)	25	23,985
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	275	257,771
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (Call 04/01/27)	275	260,807
Hospitality Properties Trust
4.95%, 02/15/27 (Call 08/15/26)	225	224,939
Kimco Realty Corp.
3.80%, 04/01/27 (Call 01/01/27)[b]	260	247,140
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	275	260,769
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)[b]	25	23,845
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	330	308,401
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	281	265,121
Physicians Realty LP
4.30%, 03/15/27 (Call 12/15/26)	125	122,633
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	410	386,663
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	48	43,788
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	230	218,042
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)[b]	335	319,151
3.38%, 12/01/27 (Call 09/01/27)	495	468,696
Ventas Realty LP
3.85%, 04/01/27 (Call 01/01/27)	275	264,105
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	325	301,164

		7,270,764
RETAIL — 3.50%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	270	253,409
AutoZone Inc.
3.75%, 06/01/27 (Call 03/01/27)[b]	175	168,585

Security	Principal (000s)	Value
Costco Wholesale Corp.
3.00%, 05/18/27 (Call 02/18/27)	$555	$528,260
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	50	48,609
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	170	165,760
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	635	592,118
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	810	771,233
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	510	498,214
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	175	168,383
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	410	390,525
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	200	193,016
Walmart Inc.
5.88%, 04/05/27	265	308,272

		4,086,384
SEMICONDUCTORS — 3.92%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	750	727,380
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (Call 10/15/26)	2,015	1,923,821
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)[b]	510	491,558
Maxim Integrated Products Inc.
3.45%, 06/15/27 (Call 03/15/27)	175	167,790
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)[b]	1,070	985,010
Texas Instruments Inc.
2.90%, 11/03/27 (Call 08/03/27)	305	286,130

		4,581,689
SHIPBUILDING — 0.22%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)[a]	275	260,796

		260,796
SOFTWARE — 4.00%
Activision Blizzard Inc.
3.40%, 06/15/27 (Call 03/15/27)	275	262,380
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	285	268,687

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

April 30, 2018

Security	Principal (000s)	Value
CA Inc.
4.70%, 03/15/27 (Call 12/15/26)	$75	$75,453
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	325	315,575
Microsoft Corp.
3.30%, 02/06/27 (Call 11/06/26)	1,995	1,953,624
Oracle Corp.
3.25%, 11/15/27 (Call 08/15/27)	1,255	1,207,636
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	625	589,887

		4,673,242
TELECOMMUNICATIONS — 4.61%
AT&T Inc.
3.90%, 08/14/27 (Call 05/23/18)	1,815	1,834,656
4.25%, 03/01/27 (Call 12/01/26)	1,035	1,026,813
Telefonica Emisiones SAU
4.10%, 03/08/27	775	765,429
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	350	319,522
3.70%, 09/15/27 (Call 06/15/27)	100	97,821
Verizon Communications Inc.
4.13%, 03/16/27[b]	1,350	1,345,775

		5,390,016
TEXTILES — 0.27%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	326	320,207

		320,207
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)[b]	150	138,185

		138,185
TRANSPORTATION — 1.58%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)	385	373,546
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	585	553,047
FedEx Corp.
3.30%, 03/15/27 (Call 12/15/26)	125	119,429
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	180	169,931
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)	665	632,302

		1,848,255

Security	Principal or Shares (000s)	Value
TRUCKING & LEASING — 0.17%
GATX Corp.
3.85%, 03/30/27 (Call 12/30/26)	$210	$202,608

		202,608
WATER — 0.28%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	350	328,804

		328,804

TOTAL CORPORATE BONDS & NOTES
(Cost: $118,863,560)		115,077,155

SHORT-TERM INVESTMENTS — 12.33%

MONEY MARKET FUNDS — 12.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[c,d,e]	13,600	13,601,504
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[c,d]	799	799,236

		14,400,740

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,400,041)		14,400,740

TOTAL INVESTMENTS IN SECURITIES — 110.83%
(Cost: $133,263,601)		129,477,895
Other Assets, Less Liabilities — (10.83)%		(12,653,108)

NET ASSETS — 100.00%		$116,824,787

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

122	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2027 TERM CORPORATE ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 10/31/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	399	13,201	[b]	—	13,600	$13,601,504	$10,987	[c]	$(1,525)	$699
BlackRock Cash Funds: Treasury, SL Agency Shares	40	759	[b]	—	799	799,236	2,731		—	—
PNC Bank N.A.
3.10%, 10/25/27	$—	$250		$—	$250	235,325	1,867		—	(4,685)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	425		—	425	403,385	3,953		—	(16,925)

						$15,039,450	$19,538		$(1,525)	$(20,911)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$115,077,155	$—	$115,077,155
Money market funds	14,400,740	—	—	14,400,740

Total	$14,400,740	$115,077,155	$—	$129,477,895

See notes to financial statements.

SCHEDULES OF INVESTMENTS	123

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares iBonds Dec 2018 Term Corporate ETF	iShares iBonds Dec 2019 Term Corporate ETF	iShares iBonds Dec 2020 Term Corporate ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$227,748,314	$568,375,850	$610,433,020
Affiliated (Note 2)	159,601,414	66,804,617	44,307,581

Total cost of investments in securities	$387,349,728	$635,180,467	$654,740,601

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$227,291,335	$564,383,284	$601,994,622
Affiliated (Note 2)	159,594,850	66,739,749	44,198,595
Cash	1,571,186	—	—
Receivables:
Investment securities sold	279,000	933,552	—
Due from custodian (Note 4)	49,990	408,968	265,983
Dividends and interest	2,404,320	4,667,374	4,794,444
Capital shares sold	—	58,385	40,119

Total Assets	391,190,681	637,191,312	651,293,763

LIABILITIES
Payables:
Investment securities purchased	49,990	4,235,622	3,763,745
Collateral for securities on loan (Note 1)	33,078,750	42,393,713	27,795,828
Due to custodian	—	826,597	—
Investment advisory fees (Note 2)	22,133	45,896	49,029

Total Liabilities	33,150,873	47,501,828	31,608,602

NET ASSETS	$358,039,808	$589,689,484	$619,685,161

Net assets consist of:
Paid-in capital	$358,006,543	$592,961,691	$627,248,484
Undistributed net investment income	525,606	895,487	1,085,205
Accumulated net realized loss	(28,798)	(110,260)	(101,144)
Net unrealized depreciation	(463,543)	(4,057,434)	(8,547,384)

NET ASSETS	$358,039,808	$589,689,484	$619,685,161

Shares outstanding[b]	14,250,000	23,850,000	24,800,000

Net asset value per share	$25.13	$24.72	$24.99

[a]	Securities on loan with values of $29,749,779, $40,335,765 and $26,876,681, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

124	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2018

	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$656,781,845	$434,479,332	$375,172,907
Affiliated (Note 2)	60,590,357	29,579,124	36,592,068

Total cost of investments in securities	$717,372,202	$464,058,456	$411,764,975

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$644,250,295	$424,020,229	$365,903,169
Affiliated (Note 2)	60,517,445	29,456,412	36,542,742
Receivables:
Investment securities sold	413,624	1,768,495	81,779
Due from custodian (Note 4)	24,441	112,566	48,162
Dividends and interest	5,550,835	3,647,359	3,251,017
Capital shares sold	—	247,552	86,875

Total Assets	710,756,640	459,252,613	405,913,744

LIABILITIES
Payables:
Investment securities purchased	2,599,176	4,324,850	1,640,357
Collateral for securities on loan (Note 1)	46,164,665	19,935,710	30,538,555
Investment advisory fees (Note 2)	53,112	34,118	29,643

Total Liabilities	48,816,953	24,294,678	32,208,555

NET ASSETS	$661,939,687	$434,957,935	$373,705,189

Net assets consist of:
Paid-in capital	$673,433,036	$444,527,741	$382,782,575
Undistributed net investment income	1,270,041	970,470	808,037
Undistributed net realized gain (accumulated net realized loss)	(158,928)	41,539	(566,359)
Net unrealized depreciation	(12,604,462)	(10,581,815)	(9,319,064)

NET ASSETS	$661,939,687	$434,957,935	$373,705,189

Shares outstanding[b]	27,200,000	17,900,000	15,400,000

Net asset value per share	$24.34	$24.30	$24.27

[a]	Securities on loan with values of $44,785,676, $19,380,166 and $29,121,201, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	125

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2018

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$238,026,698	$305,978,581	$106,923,878
Affiliated (Note 2)	16,676,767	23,349,427	7,496,714

Total cost of investments in securities	$254,703,465	$329,328,008	$114,420,592

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$231,264,032	$296,484,231	$102,152,563
Affiliated (Note 2)	16,647,504	23,272,371	7,497,013
Cash	10,105	—	—
Receivables:
Investment securities sold	983,238	1,022,476	825,983
Due from custodian (Note 4)	15,001	—	—
Dividends and interest	2,263,408	3,040,988	903,237

Total Assets	251,183,288	323,820,066	111,378,796

LIABILITIES
Payables:
Investment securities purchased	843,286	987,205	750,013
Collateral for securities on loan (Note 1)	13,472,703	20,191,243	6,916,178
Investment advisory fees (Note 2)	18,737	24,695	8,326

Total Liabilities	14,334,726	21,203,143	7,674,517

NET ASSETS	$236,848,562	$302,616,923	$103,704,279

Net assets consist of:
Paid-in capital	$243,259,882	$311,778,669	$108,355,037
Undistributed net investment income	583,527	784,169	283,901
Accumulated net realized loss	(202,918)	(374,509)	(163,643)
Net unrealized depreciation	(6,791,929)	(9,571,406)	(4,771,016)

NET ASSETS	$236,848,562	$302,616,923	$103,704,279

Shares outstanding[b]	9,850,000	12,650,000	4,450,000

Net asset value per share	$24.05	$23.92	$23.30

[a]	Securities on loan with values of $13,028,219, $19,576,870 and $6,695,458, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

126	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2018

iShares iBonds Dec 2027 Term Corporate ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$118,203,241
Affiliated (Note 2)	15,060,360

Total cost of investments in securities	$133,263,601

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$114,438,445
Affiliated (Note 2)	15,039,450
Receivables:
Investment securities sold	150,123
Dividends and interest	1,137,318

Total Assets	130,765,336

LIABILITIES
Payables:
Investment securities purchased	328,666
Collateral for securities on loan (Note 1)	13,602,330
Investment advisory fees (Note 2)	9,553

Total Liabilities	13,940,549

NET ASSETS	$116,824,787

Net assets consist of:
Paid-in capital	$120,400,408
Undistributed net investment income	249,703
Accumulated net realized loss	(39,618)
Net unrealized depreciation	(3,785,706)

NET ASSETS	$116,824,787

Shares outstanding[b]	4,950,000

Net asset value per share	$23.60

[a]	Securities on loan with a value of $13,182,598. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	127

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares iBonds Dec 2018 Term Corporate ETF	iShares iBonds Dec 2019 Term Corporate ETF	iShares iBonds Dec 2020 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$339,016	$42,818	$32,604
Interest — unaffiliated	2,573,115	4,859,522	5,917,151
Interest — affiliated (Note 2)	27,663	57,775	59,345
Securities lending income — affiliated — net (Note 2)	25,347	28,693	24,617

Total investment income	2,965,141	4,988,808	6,033,717

EXPENSES
Investment advisory fees (Note 2)	172,419	240,266	255,888
Proxy fees	29	34	34

Total expenses	172,448	240,300	255,922
Less investment advisory fees waived (Note 2)	(19,871)	(2,703)	(2,163)

Net expenses	152,577	237,597	253,759

Net investment income	2,812,564	4,751,211	5,779,958

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,066)	(99,088)	(69,107)
Investments — affiliated (Note 2)	(3,946)	(2,897)	(2,298)
In-kind redemptions — unaffiliated	(12,897)	—	—
In-kind redemptions — affiliated (Note 2)	(680)	—	—

Net realized loss	(34,589)	(101,985)	(71,405)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(416,006)	(4,010,168)	(9,607,001)
Investments — affiliated (Note 2)	(4,401)	(54,061)	(108,149)

Net change in unrealized appreciation/depreciation	(420,407)	(4,064,229)	(9,715,150)

Net realized and unrealized loss	(454,996)	(4,166,214)	(9,786,555)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,357,568	$584,997	$(4,006,597)

See notes to financial statements.

128	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares iBonds Dec 2021 Term Corporate ETF	iShares iBonds Dec 2022 Term Corporate ETF	iShares iBonds Dec 2023 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$61,785	$18,062	$15,140
Interest — unaffiliated	7,345,426	5,518,779	4,624,547
Interest — affiliated (Note 2)	31,683	45,506	18,276
Securities lending income — affiliated — net (Note 2)	41,044	33,553	31,571

Total investment income	7,479,938	5,615,900	4,689,534

EXPENSES
Investment advisory fees (Note 2)	283,693	194,449	150,111
Proxy fees	37	27	16

Total expenses	283,730	194,476	150,127
Less investment advisory fees waived (Note 2)	(3,854)	(1,107)	(1,048)

Net expenses	279,876	193,369	149,079

Net investment income	7,200,062	5,422,531	4,540,455

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(82,467)	69,031	(501,682)
Investments — affiliated (Note 2)	(3,685)	(5,390)	(4,149)
In-kind redemptions — unaffiliated	—	(6,413)	—

Net realized gain (loss)	(86,152)	57,228	(505,831)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(14,490,881)	(13,475,766)	(11,447,017)
Investments — affiliated (Note 2)	(71,715)	(129,406)	(55,690)

Net change in unrealized appreciation/depreciation	(14,562,596)	(13,605,172)	(11,502,707)

Net realized and unrealized loss	(14,648,748)	(13,547,944)	(12,008,538)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,448,686)	$(8,125,413)	$(7,468,083)

See notes to financial statements.

FINANCIAL STATEMENTS	129

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares iBonds Dec 2024 Term Corporate ETF	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$9,682	$9,960	$3,558
Interest — unaffiliated	3,295,524	4,727,883	1,568,114
Interest — affiliated (Note 2)	13,926	29,297	—
Securities lending income — affiliated — net (Note 2)	33,711	25,240	11,936

Total investment income	3,352,843	4,792,380	1,583,608

EXPENSES
Investment advisory fees (Note 2)	98,997	135,609	45,235
Proxy fees	13	18	3

Total expenses	99,010	135,627	45,238
Less investment advisory fees waived (Note 2)	(597)	(678)	(236)

Net expenses	98,413	134,949	45,002

Net investment income	3,254,430	4,657,431	1,538,606

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(40,249)	(247,125)	(137,483)
Investments — affiliated (Note 2)	(5,044)	(3,430)	(1,435)
In-kind redemptions — unaffiliated	—	(6,753)	—

Net realized loss	(45,293)	(257,308)	(138,918)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(9,222,634)	(13,126,496)	(4,900,918)
Investments — affiliated (Note 2)	(38,079)	(92,917)	656

Net change in unrealized appreciation/depreciation	(9,260,713)	(13,219,413)	(4,900,262)

Net realized and unrealized loss	(9,306,006)	(13,476,721)	(5,039,180)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,051,576)	$(8,819,290)	$(3,500,574)

See notes to financial statements.

130	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2018

iShares iBonds Dec 2027 Term Corporate ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$2,731
Interest — unaffiliated	1,148,098
Interest — affiliated (Note 2)	5,820
Securities lending income — affiliated — net (Note 2)	10,987

Total investment income	1,167,636

EXPENSES
Investment advisory fees (Note 2)	30,760

Total expenses	30,760
Less investment advisory fees waived (Note 2)	(47)

Net expenses	30,713

Net investment income	1,136,923

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(37,277)
Investments — affiliated (Note 2)	(1,525)

Net realized loss	(38,802)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(3,741,775)
Investments — affiliated (Note 2)	(20,911)

Net change in unrealized appreciation/depreciation	(3,762,686)

Net realized and unrealized loss	(3,801,488)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,664,565)

See notes to financial statements.

FINANCIAL STATEMENTS	131

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Dec 2018 Term Corporate ETF		iShares iBonds Dec 2019 Term Corporate ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,812,564	$3,999,484	$4,751,211	$5,761,596
Net realized gain (loss)	(34,589)	61,481	(101,985)	141,889
Net change in unrealized appreciation/depreciation	(420,407)	(411,783)	(4,064,229)	(1,036,382)

Net increase in net assets resulting from operations	2,357,568	3,649,182	584,997	4,867,103

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,601,507)	(3,842,630)	(4,323,256)	(5,471,294)
From net realized gain	—	—	(121,208)	—

Total distributions to shareholders	(2,601,507)	(3,842,630)	(4,444,464)	(5,471,294)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,182,233	172,181,858	174,533,137	225,510,107
Cost of shares redeemed	(22,593,980)	—	—	—

Net increase in net assets from capital share transactions	22,588,253	172,181,858	174,533,137	225,510,107

INCREASE IN NET ASSETS	22,344,314	171,988,410	170,673,670	224,905,916

NET ASSETS
Beginning of period	335,695,494	163,707,084	419,015,814	194,109,898

End of period	$358,039,808	$335,695,494	$589,689,484	$419,015,814

Undistributed net investment income included in net assets at end of period	$525,606	$314,549	$895,487	$467,532

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	6,850,000	7,050,000	9,050,000
Shares redeemed	(900,000)	—	—	—

Net increase in shares outstanding	900,000	6,850,000	7,050,000	9,050,000

See notes to financial statements.

132	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2020 Term Corporate ETF		iShares iBonds Dec 2021 Term Corporate ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,779,958	$6,835,767	$7,200,062	$8,356,166
Net realized gain (loss)	(71,405)	96,532	(86,152)	(19,216)
Net change in unrealized appreciation/depreciation	(9,715,150)	(791,814)	(14,562,596)	(415,026)

Net increase (decrease) in net assets resulting from operations	(4,006,597)	6,140,485	(7,448,686)	7,921,924

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,261,897)	(6,535,072)	(6,627,229)	(7,897,854)

Total distributions to shareholders	(5,261,897)	(6,535,072)	(6,627,229)	(7,897,854)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	197,428,551	219,587,409	194,408,374	275,553,980

Net increase in net assets from capital share transactions	197,428,551	219,587,409	194,408,374	275,553,980

INCREASE IN NET ASSETS	188,160,057	219,192,822	180,332,459	275,578,050

NET ASSETS
Beginning of period	431,525,104	212,332,282	481,607,228	206,029,178

End of period	$619,685,161	$431,525,104	$661,939,687	$481,607,228

Undistributed net investment income included in net assets at end of period	$1,085,205	$567,144	$1,270,041	$697,208

SHARES ISSUED
Shares sold	7,850,000	8,650,000	7,900,000	11,100,000

Net increase in shares outstanding	7,850,000	8,650,000	7,900,000	11,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	133

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2022 Term Corporate ETF		iShares iBonds Dec 2023 Term Corporate ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,422,531	$6,717,528	$4,540,455	$4,463,400
Net realized gain (loss)	57,228	72,470	(505,831)	162,269
Net change in unrealized appreciation/depreciation	(13,605,172)	(34,087)	(11,502,707)	664,988

Net increase (decrease) in net assets resulting from operations	(8,125,413)	6,755,911	(7,468,083)	5,290,657

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,011,764)	(6,345,610)	(4,098,203)	(4,243,648)
From net realized gain	(72,235)	—	(119,281)	—

Total distributions to shareholders	(5,083,999)	(6,345,610)	(4,217,484)	(4,243,648)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	125,804,946	213,438,762	168,427,263	133,536,716
Cost of shares redeemed	(29,444,312)	—	—	(3,740,719)

Net increase in net assets from capital share transactions	96,360,634	213,438,762	168,427,263	129,795,997

INCREASE IN NET ASSETS	83,151,222	213,849,063	156,741,696	130,843,006

NET ASSETS
Beginning of period	351,806,713	137,957,650	216,963,493	86,120,487

End of period	$434,957,935	$351,806,713	$373,705,189	$216,963,493

Undistributed net investment income included in net assets at end of period	$970,470	$559,703	$808,037	$365,785

SHARES ISSUED AND REDEEMED
Shares sold	5,100,000	8,550,000	6,800,000	5,350,000
Shares redeemed	(1,200,000)	—	—	(150,000)

Net increase in shares outstanding	3,900,000	8,550,000	6,800,000	5,200,000

See notes to financial statements.

134	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2024 Term Corporate ETF		iShares iBonds Dec 2025 Term Corporate ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,254,430	$3,747,658	$4,657,431	$5,380,042
Net realized gain (loss)	(45,293)	(96,477)	(257,308)	8,020
Net change in unrealized appreciation/depreciation	(9,260,713)	1,293,857	(13,219,413)	2,003,636

Net increase (decrease) in net assets resulting from operations	(6,051,576)	4,945,038	(8,819,290)	7,391,698

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,973,001)	(3,560,867)	(4,364,268)	(5,042,617)

Total distributions to shareholders	(2,973,001)	(3,560,867)	(4,364,268)	(5,042,617)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,289,487	100,146,934	81,329,166	163,989,935
Cost of shares redeemed	—	—	(1,207,478)	—

Net increase in net assets from capital share transactions	81,289,487	100,146,934	80,121,688	163,989,935

INCREASE IN NET ASSETS	72,264,910	101,531,105	66,938,130	166,339,016

NET ASSETS
Beginning of period	164,583,652	63,052,547	235,678,793	69,339,777

End of period	$236,848,562	$164,583,652	$302,616,923	$235,678,793

Undistributed net investment income included in net assets at end of period	$583,527	$302,098	$784,169	$491,006

SHARES ISSUED AND REDEEMED
Shares sold	3,300,000	4,050,000	3,300,000	6,650,000
Shares redeemed	—	—	(50,000)	—

Net increase in shares outstanding	3,300,000	4,050,000	3,250,000	6,650,000

See notes to financial statements.

FINANCIAL STATEMENTS	135

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2026 Term Corporate ETF		iShares iBonds Dec 2027 Term Corporate ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Period from September 12, 2017[a] to October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,538,606	$1,061,351	$1,136,923	$41,938
Net realized loss	(138,918)	(23,006)	(38,802)	(816)
Net change in unrealized appreciation/depreciation	(4,900,262)	188,563	(3,762,686)	(23,020)

Net increase (decrease) in net assets resulting from operations	(3,500,574)	1,226,908	(2,664,565)	18,102

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,391,219)	(967,305)	(929,158)	—

Total distributions to shareholders	(1,391,219)	(967,305)	(929,158)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,541,228	62,137,358	110,436,252	9,964,156

Net increase in net assets from capital share transactions	32,541,228	62,137,358	110,436,252	9,964,156

INCREASE IN NET ASSETS	27,649,435	62,396,961	106,842,529	9,982,258

NET ASSETS
Beginning of period	76,054,844	13,657,883	9,982,258	—

End of period	$103,704,279	$76,054,844	$116,824,787	$9,982,258

Undistributed net investment income included in net assets at end of period	$283,901	$136,514	$249,703	$41,938

SHARES ISSUED
Shares sold	1,350,000	2,550,000	4,550,000	400,000

Net increase in shares outstanding	1,350,000	2,550,000	4,550,000	400,000

[a]	Commencement of operations.

See notes to financial statements.

136	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2018 Term Corporate ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015[b]	Period from May 28, 2014[a] to Oct. 31, 2014[b]
Net asset value, beginning of period	$25.15	$25.19	$25.05	$24.95	$25.07

Income from investment operations:
Net investment income[c]	0.20	0.39	0.41	0.39	0.16
Net realized and unrealized gain (loss)[d]	(0.03)	(0.04)	0.13	0.10	(0.15)

Total from investment operations	0.17	0.35	0.54	0.49	0.01

Less distributions from:
Net investment income	(0.19)	(0.39)	(0.40)	(0.39)	(0.13)

Total distributions	(0.19)	(0.39)	(0.40)	(0.39)	(0.13)

Net asset value, end of period	$25.13	$25.15	$25.19	$25.05	$24.95

Total return	0.68%[e]	1.39%	2.18%	1.97%	0.04%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$358,040	$335,695	$163,707	$52,599	$9,982
Ratio of expenses to average net assets[f]	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	1.63%	1.57%	1.64%	1.57%	1.49%
Portfolio turnover rate[g]	0%[e]	10%	4%	9%	3%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	137

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2019 Term Corporate ETF

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.94	$25.05	$24.75	$24.75

Income from investment operations:
Net investment income[c]	0.24	0.47	0.50	0.32
Net realized and unrealized gain (loss)[d]	(0.22)	(0.12)	0.29	(0.05)

Total from investment operations	0.02	0.35	0.79	0.27

Less distributions from:
Net investment income	(0.23)	(0.46)	(0.49)	(0.27)
Net realized gain	(0.01)	—	—	—

Total distributions	(0.24)	(0.46)	(0.49)	(0.27)

Net asset value, end of period	$24.72	$24.94	$25.05	$24.75

Total return	0.09%[e]	1.41%	3.20%	1.14%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$589,689	$419,016	$194,110	$25,993
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	1.98%	1.89%	2.00%	1.98%
Portfolio turnover rate[g]	4%[e]	7%	7%	3%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

138	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2020 Term Corporate ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Dec. 2, 2014[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.46	$25.58	$25.14	$25.00

Income from investment operations:
Net investment income[c]	0.28	0.56	0.60	0.56
Net realized and unrealized gain (loss)[d]	(0.49)	(0.13)	0.42	0.05

Total from investment operations	(0.21)	0.43	1.02	0.61

Less distributions from:
Net investment income	(0.26)	(0.55)	(0.58)	(0.47)

Total distributions	(0.26)	(0.55)	(0.58)	(0.47)

Net asset value, end of period	$24.99	$25.46	$25.58	$25.14

Total return	(0.82)%[e]	1.71%	4.12%	2.47%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$619,685	$431,525	$212,332	$45,250
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.26%	2.21%	2.34%	2.43%
Portfolio turnover rate[g]	3%[e]	4%	6%	10%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	139

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Corporate ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$24.95	$25.13	$24.51	$24.75

Income from investment operations:
Net investment income[c]	0.31	0.62	0.64	0.41
Net realized and unrealized gain (loss)[d]	(0.63)	(0.20)	0.61	(0.30)

Total from investment operations	(0.32)	0.42	1.25	0.11

Less distributions from:
Net investment income	(0.29)	(0.60)	(0.63)	(0.35)

Total distributions	(0.29)	(0.60)	(0.63)	(0.35)

Net asset value, end of period	$24.34	$24.95	$25.13	$24.51

Total return	(1.29)%[e]	1.71%	5.17%	0.46%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$661,940	$481,607	$206,029	$17,157
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.54%	2.49%	2.58%	2.60%
Portfolio turnover rate[g]	5%[e]	3%	14%	2%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

140	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Corporate ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Mar. 10, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.13	$25.31	$24.43	$24.75

Income from investment operations:
Net investment income[c]	0.34	0.70	0.74	0.46
Net realized and unrealized gain (loss)[d]	(0.85)	(0.20)	0.86	(0.39)

Total from investment operations	(0.51)	0.50	1.60	0.07

Less distributions from:
Net investment income	(0.32)	(0.68)	(0.72)	(0.39)

Total distributions	(0.32)	(0.68)	(0.72)	(0.39)

Net asset value, end of period	$24.30	$25.13	$25.31	$24.43

Total return	(2.02)%[e]	2.01%	6.66%	0.30%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$434,958	$351,807	$137,958	$13,437
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	2.79%	2.78%	2.95%	2.89%
Portfolio turnover rate[g]	2%[e]	7%	10%	6%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	141

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Corporate ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Mar. 11, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.23	$25.33	$24.34	$24.75

Income from investment operations:
Net investment income[c]	0.37	0.75	0.78	0.47
Net realized and unrealized gain (loss)[d]	(0.97)	(0.12)	0.96	(0.48)

Total from investment operations	(0.60)	0.63	1.74	(0.01)

Less distributions from:
Net investment income	(0.35)	(0.73)	(0.75)	(0.40)
Net realized gain	(0.01)	—	—	—

Total distributions	(0.36)	(0.73)	(0.75)	(0.40)

Net asset value, end of period	$24.27	$25.23	$25.33	$24.34

Total return	(2.40)%[e]	2.57%	7.27%	(0.01)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$373,705	$216,963	$86,120	$10,952
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.02%	3.00%	3.10%	2.98%
Portfolio turnover rate[g]	4%[e]	8%	16%	7%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

142	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2024 Term Corporate ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Mar. 11, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.13	$25.22	$24.18	$24.75

Income from investment operations:
Net investment income[c]	0.40	0.81	0.82	0.49
Net realized and unrealized gain (loss)[d]	(1.10)	(0.11)	1.02	(0.64)

Total from investment operations	(0.70)	0.70	1.84	(0.15)

Less distributions from:
Net investment income	(0.38)	(0.79)	(0.80)	(0.42)

Total distributions	(0.38)	(0.79)	(0.80)	(0.42)

Net asset value, end of period	$24.05	$25.13	$25.22	$24.18

Total return	(2.83)%[e]	2.85%	7.75%	(0.58)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$236,849	$164,584	$63,053	$10,880
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.29%	3.25%	3.30%	3.15%
Portfolio turnover rate[g]	1%[e]	8%	4%	3%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	143

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Mar. 11, 2015[a] to Oct. 31, 2015[b]
Net asset value, beginning of period	$25.07	$25.21	$24.11	$24.75

Income from investment operations:
Net investment income[c]	0.42	0.84	0.85	0.52
Net realized and unrealized gain (loss)[d]	(1.17)	(0.16)	1.07	(0.71)

Total from investment operations	(0.75)	0.68	1.92	(0.19)

Less distributions from:
Net investment income	(0.40)	(0.82)	(0.82)	(0.45)

Total distributions	(0.40)	(0.82)	(0.82)	(0.45)

Net asset value, end of period	$23.92	$25.07	$25.21	$24.11

Total return	(3.04)%[e]	2.82%	8.10%	(0.77)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$302,617	$235,679	$69,340	$10,850
Ratio of expenses to average net assets[f]	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[f]	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets[f]	3.43%	3.40%	3.42%	3.33%
Portfolio turnover rate[g]	2%[e]	5%	6%	56%[e]

[a]	Commencement of operations.
[b]	Per share amounts reflect a four-for-one stock split effective after the close of trading on May 20, 2015.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

144	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2026 Term Corporate ETF

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Period from Sep. 13, 2016[a] to Oct. 31, 2016
Net asset value, beginning of period	$24.53	$24.83	$24.75

Income from investment operations:
Net investment income[b]	0.40	0.80	0.09
Net realized and unrealized gain (loss)[c]	(1.26)	(0.28)	(0.01)

Total from investment operations	(0.86)	0.52	0.08

Less distributions from:
Net investment income	(0.37)	(0.82)	—

Total distributions	(0.37)	(0.82)	—

Net asset value, end of period	$23.30	$24.53	$24.83

Total return	(3.52)%[d]	2.20%	0.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$103,704	$76,055	$13,658
Ratio of expenses to average net assets[e]	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%	n/a
Ratio of net investment income to average net assets[e]	3.40%	3.30%	2.85%
Portfolio turnover rate[f]	2%[d]	6%	2%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	145

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBonds Dec 2027 Term Corporate ETF

	Six months ended Apr. 30, 2018 (Unaudited)	Period from Sep. 12, 2017[a] to Oct. 31, 2017
Net asset value, beginning of period	$24.96	$24.86

Income from investment operations:
Net investment income[b]	0.44	0.11
Net realized and unrealized gain (loss)[c]	(1.35)	(0.01)

Total from investment operations	(0.91)	0.10

Less distributions from:
Net investment income	(0.45)	—

Total distributions	(0.45)	—

Net asset value, end of period	$23.60	$24.96

Total return	(3.69)%[d]	0.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$116,825	$9,982
Ratio of expenses to average net assets[e]	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	n/a
Ratio of net investment income to average net assets[e]	3.70%	3.19%
Portfolio turnover rate[f]	4%[d]	2%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

146	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2018 Corporate	Diversified
iBonds Dec 2019 Corporate[a]	Diversified
iBonds Dec 2020 Corporate[a]	Diversified
iBonds Dec 2021 Corporate[a]	Diversified
iBonds Dec 2022 Corporate[a]	Diversified

iShares ETF	Diversification Classification
iBonds Dec 2023 Corporate[a]	Diversified
iBonds Dec 2024 Corporate[a]	Diversified
iBonds Dec 2025 Corporate[a]	Diversified
iBonds Dec 2026 Corporate	Non-diversified
iBonds Dec 2027 Corporate	Non-diversified

[a]	The Fund’s classification changed from non-diversified to diversified during the reporting period.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

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iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

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iSHARES® TRUST

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2018 Term Corporate
BMO Capital Markets	$2,276,508	$2,276,508	$—
BNP Paribas Securities Corp.	378,562	378,562	—
Citigroup Global Markets Inc.	976,202	976,202	—
Credit Suisse Securities (USA) LLC	3,737,025	3,737,025	—
Deutsche Bank Securities Inc.	53,982	53,982	—
JPMorgan Securities LLC	19,884,530	19,884,530	—
Merrill Lynch, Pierce, Fenner & Smith	2,442,970	2,442,970	—

	$29,749,779	$29,749,779	$—

iBonds Dec 2019 Term Corporate
BMO Capital Markets	$3,653,546	$3,653,546	$—
BNP Paribas Prime Brokerage International Ltd.	3,176,742	3,176,742	—
BNP Paribas Securities Corp.	1,051,592	1,051,592	—
Citigroup Global Markets Inc.	3,318,735	3,318,735	—
Credit Suisse Securities (USA) LLC	3,554,798	3,554,798	—
Deutsche Bank Securities Inc.	499,700	499,700	—
Goldman Sachs & Co.	1,958,985	1,958,985	—
HSBC Securities (USA) Inc.	334,467	334,467	—
Jefferies LLC	1,334,200	1,334,200	—
JPMorgan Securities LLC	13,045,589	13,045,589	—
Merrill Lynch, Pierce, Fenner & Smith	2,520,860	2,520,860	—
Morgan Stanley & Co. LLC	3,557,625	3,557,625	—
Nomura Securities International Inc.	197,133	197,133	—
RBS Securities Inc.	2,037,115	2,037,115	—
Scotia Capital (USA) Inc.	94,678	94,678	—

	$40,335,765	$40,335,765	$—

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2020 Term Corporate
BMO Capital Markets	$242,100	$242,100	$—
BNP Paribas New York Branch	128,274	128,274	—
BNP Paribas Prime Brokerage International Ltd.	247,390	247,390	—
BNP Paribas Securities Corp.	390,819	390,819	—
Citigroup Global Markets Inc.	3,285,806	3,285,806	—
Credit Suisse Securities (USA) LLC	1,014,575	1,014,575	—
Deutsche Bank Securities Inc.	2,755,026	2,755,026	—
Goldman Sachs & Co.	4,300,455	4,300,455	—
HSBC Securities (USA) Inc.	6,353,446	6,353,446	—
Jefferies LLC	685,937	685,937	—
JPMorgan Securities LLC	5,088,919	5,088,919	—
Merrill Lynch, Pierce, Fenner & Smith	1,134,802	1,134,802	—
Nomura Securities International Inc.	1,249,132	1,249,132	—

	$26,876,681	$26,876,681	$—

iBonds Dec 2021 Term Corporate
BMO Capital Markets	$224,515	$224,515	$—
BNP Paribas New York Branch	9,871	9,871	—
BNP Paribas Prime Brokerage International Ltd.	1,453,007	1,453,007	—
BNP Paribas Securities Corp.	2,521,678	2,521,678	—
Citigroup Global Markets Inc.	6,425,744	6,425,744	—
Credit Suisse Securities (USA) LLC	1,630,258	1,630,258	—
Deutsche Bank Securities Inc.	379,537	379,537	—
Goldman Sachs & Co.	8,188,035	8,188,035	—
HSBC Securities (USA) Inc.	10,746,221	10,746,221	—
JPMorgan Securities LLC	6,941,979	6,941,979	—
Merrill Lynch, Pierce, Fenner & Smith	4,840,041	4,840,041	—
Morgan Stanley & Co. LLC	1,415,066	1,415,066	—
Nomura Securities International Inc.	9,724	9,724	—

	$44,785,676	$44,785,676	$—

iBonds Dec 2022 Term Corporate
BMO Capital Markets	$668,000	$668,000	$—
Citigroup Global Markets Inc.	1,018,710	1,018,710	—
Credit Suisse Securities (USA) LLC	2,039,186	2,039,186	—
Deutsche Bank Securities Inc.	452,248	452,248	—
Goldman Sachs & Co.	3,262,061	3,262,061	—
HSBC Securities (USA) Inc.	3,006,214	3,006,214	—
Jefferies LLC	621,137	621,137	—
JPMorgan Securities LLC	3,170,808	3,170,808	—
Merrill Lynch, Pierce, Fenner & Smith	3,330,189	3,330,189	—
Morgan Stanley & Co. LLC	1,174,172	1,174,172	—
Scotia Capital (USA) Inc.	637,441	637,441	—

	$19,380,166	$19,380,166	$—

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2023 Term Corporate
BMO Capital Markets	$1,319,564	$1,319,564	$—
BNP Paribas New York Branch	658,983	658,983	—
BNP Paribas Prime Brokerage International Ltd.	3,286,414	3,286,414	—
Citigroup Global Markets Inc.	825,922	825,922	—
Credit Suisse Securities (USA) LLC	593,006	593,006	—
Deutsche Bank Securities Inc.	213,774	213,774	—
Goldman Sachs & Co.	5,749,790	5,749,790	—
HSBC Securities (USA) Inc.	4,427,657	4,427,657	—
Jefferies LLC	1,815,116	1,815,116	—
JPMorgan Securities LLC	8,239,541	8,239,541	—
Merrill Lynch, Pierce, Fenner & Smith	861,628	861,628	—
Morgan Stanley & Co. LLC	1,031,840	1,031,840	—
RBS Securities Inc.	97,966	97,966	—

	$29,121,201	$29,121,201	$—

iBonds Dec 2024 Term Corporate
Barclays Capital Inc.	$1,279,904	$1,279,904	$—
BMO Capital Markets	776,713	776,713	—
BNP Paribas New York Branch	17,934	17,934	—
BNP Paribas Prime Brokerage International Ltd.	456,281	456,281	—
Citigroup Global Markets Inc.	1,263,107	1,263,107	—
Credit Suisse Securities (USA) LLC	1,387,745	1,387,745	—
Deutsche Bank Securities Inc.	419,961	419,961	—
Goldman Sachs & Co.	1,958,612	1,958,612	—
HSBC Securities (USA) Inc.	1,052,058	1,052,058	—
JPMorgan Securities LLC	2,861,151	2,861,151	—
Merrill Lynch, Pierce, Fenner & Smith	492,211	492,211	—
Morgan Stanley & Co. LLC	703,678	703,678	—
Nomura Securities International Inc.	358,864	358,864	—

	$13,028,219	$13,028,219	$—

iBonds Dec 2025 Term Corporate
BMO Capital Markets	$25,429	$25,429	$—
Citigroup Global Markets Inc.	1,506,457	1,506,457	—
Credit Suisse Securities (USA) LLC	759,764	759,764	—
Deutsche Bank Securities Inc.	1,226,640	1,226,640	—
Goldman Sachs & Co.	3,203,266	3,203,266	—
HSBC Securities (USA) Inc.	5,613,420	5,613,420	—
Jefferies LLC	225,475	225,475	—
JPMorgan Securities LLC	5,224,606	5,224,606	—
Merrill Lynch, Pierce, Fenner & Smith	485,406	485,406	—
Morgan Stanley & Co. LLC	1,306,407	1,306,407	—

	$19,576,870	$19,576,870	$—

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBonds Dec 2026 Term Corporate
BMO Capital Markets	$97,920	$97,920	$—
Citigroup Global Markets Inc.	619,343	619,343	—
Credit Suisse Securities (USA) LLC	284,681	284,681	—
Goldman Sachs & Co.	1,058,607	1,058,607	—
HSBC Securities (USA) Inc.	742,871	742,871	—
JPMorgan Securities LLC	1,846,284	1,846,284	—
Morgan Stanley & Co. LLC	816,874	816,874	—
Nomura Securities International Inc.	199,991	199,991	—
RBC Capital Markets LLC	1,028,887	1,028,887	—

	$6,695,458	$6,695,458	$—

iBonds Dec 2027 Term Corporate
BMO Capital Markets	$484,584	$484,584	$—
Citigroup Global Markets Inc.	5,537,664	5,537,664	—
Credit Suisse Securities (USA) LLC	1,717,943	1,717,943	—
Jefferies LLC	576,535	576,535	—
JPMorgan Securities LLC	2,153,252	2,153,252	—
Merrill Lynch, Pierce, Fenner & Smith	265,583	265,583	—
RBC Capital Markets LLC	1,833,919	1,833,919	—
RBS Securities Inc.	474,933	474,933	—
Scotia Capital (USA) Inc.	138,185	138,185	—

	$13,182,598	$13,182,598	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund. In addition, a fund may incur its pro rata

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iSHARES® TRUST

share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBonds Dec 2018 Term Corporate	$9,586
iBonds Dec 2019 Term Corporate	10,793
iBonds Dec 2020 Term Corporate	9,437
iBonds Dec 2021 Term Corporate	15,042
iBonds Dec 2022 Term Corporate	12,399

iShares ETF	Fees Paid to BTC
iBonds Dec 2023 Term Corporate	$11,913
iBonds Dec 2024 Term Corporate	9,963
iBonds Dec 2025 Term Corporate	9,576
iBonds Dec 2026 Term Corporate	4,001
iBonds Dec 2027 Term Corporate	4,097

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2018 Term Corporate	$—	$95,995,412
iBonds Dec 2019 Term Corporate	17,752,085	21,057,035
iBonds Dec 2020 Term Corporate	26,065,985	16,925,946
iBonds Dec 2021 Term Corporate	37,494,989	28,190,040
iBonds Dec 2022 Term Corporate	10,912,799	7,297,468
iBonds Dec 2023 Term Corporate	30,968,778	13,300,284
iBonds Dec 2024 Term Corporate	2,857,724	2,651,096
iBonds Dec 2025 Term Corporate	8,951,076	6,583,422
iBonds Dec 2026 Term Corporate	5,558,487	1,891,882
iBonds Dec 2027 Term Corporate	11,550,712	2,298,058

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2018 Term Corporate	$34,876,302	$16,949,751
iBonds Dec 2019 Term Corporate	164,414,141	—
iBonds Dec 2020 Term Corporate	187,352,709	—
iBonds Dec 2021 Term Corporate	181,841,391	—
iBonds Dec 2022 Term Corporate	119,136,436	28,568,536
iBonds Dec 2023 Term Corporate	149,443,437	—
iBonds Dec 2024 Term Corporate	79,270,178	—
iBonds Dec 2025 Term Corporate	78,875,743	1,148,595
iBonds Dec 2026 Term Corporate	28,586,231	—
iBonds Dec 2027 Term Corporate	99,744,253	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

156	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Dec 2020 Term Corporate	$14,090
iBonds Dec 2021 Term Corporate	37,059
iBonds Dec 2024 Term Corporate	81,403
iBonds Dec 2025 Term Corporate	84,539
iBonds Dec 2026 Term Corporate	15,496
iBonds Dec 2027 Term Corporate	816

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2018 Term Corporate	$387,351,456	$2,399	$(467,670)	$(465,271)
iBonds Dec 2019 Term Corporate	635,188,725	24,204	(4,089,896)	(4,065,692)
iBonds Dec 2020 Term Corporate	654,756,250	23,772	(8,586,805)	(8,563,033)
iBonds Dec 2021 Term Corporate	717,407,919	66,972	(12,707,151)	(12,640,179)
iBonds Dec 2022 Term Corporate	464,074,133	157,140	(10,754,632)	(10,597,492)
iBonds Dec 2023 Term Corporate	411,825,499	38,571	(9,418,159)	(9,379,588)
iBonds Dec 2024 Term Corporate	254,779,687	90,596	(6,958,747)	(6,868,151)
iBonds Dec 2025 Term Corporate	329,360,670	97,079	(9,701,147)	(9,604,068)
iBonds Dec 2026 Term Corporate	114,429,821	5,963	(4,786,208)	(4,780,245)
iBonds Dec 2027 Term Corporate	133,263,601	26,476	(3,812,182)	(3,785,706)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

158	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2018 Term Corporate	$0.189246	$—	$0.000013	$0.189259	100%	—%	0%[a]		100%
iBonds Dec 2019 Term Corporate	0.221594	0.006966	0.003873	0.232433	95	3	2		100
iBonds Dec 2020 Term Corporate	0.258513	—	0.004148	0.262661	98	—	2		100
iBonds Dec 2021 Term Corporate	0.283751	—	0.005774	0.289525	98	—	2		100
iBonds Dec 2022 Term Corporate	0.319327	0.004914	0.001113	0.325354	98	2	0	[a]	100
iBonds Dec 2023 Term Corporate	0.338762	0.011988	0.008684	0.359434	95	3	2		100
iBonds Dec 2024 Term Corporate	0.370386	—	0.005895	0.376281	98	—	2		100
iBonds Dec 2025 Term Corporate	0.388161	—	0.007423	0.395584	98	—	2		100
iBonds Dec 2026 Term Corporate	0.372300	—	0.002303	0.374603	99	—	1		100
iBonds Dec 2027 Term Corporate	0.427084	—	0.022862	0.449946	95	—	5		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	159

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

160	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	161

Notes:

162	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1012-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBonds Dec 2021 Term Muni Bond ETF | IBMJ | NYSE Arca
➢	iShares iBonds Dec 2022 Term Muni Bond ETF | IBMK | NYSE Arca
➢	iShares iBonds Dec 2023 Term Muni Bond ETF | IBML | Cboe BZX
➢	iShares iBonds Dec 2024 Term Muni Bond ETF | IBMM | Cboe BZX

Fund Performance Overview

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2021 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2020 and before December 2, 2021, as represented by the S&P AMT-Free Municipal Series Dec 2021 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -1.48%, net of fees, while the total return for the Index was -1.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.71)%	(0.82)%	(0.43)%	(0.71)%	(0.82)%	(0.43)%
Since Inception	1.57%	1.56%	1.50%	4.25%	4.21%	4.06%

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$985.20	$0.89	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

S&P Credit Rating [1]	Percentage of Net Assets [2]

AAA	30.57%
AA+	16.88
AA	19.01
AA-	11.40
A+	6.84
A	2.53
A-	0.61
BBB+	0.96
BBB-	1.03
Not Rated	8.88
Short-Term and Other Net Assets	1.29

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/18

State	Percentage of Net Assets [2]

Texas	11.87%
New York	9.14
California	7.89
Virginia	6.01
Florida	5.53
Washington	5.15
Massachusetts	3.90
Ohio	3.60
North Carolina	3.52
Maryland	3.23

TOTAL	59.84%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022, as represented by the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -1.93%, net of fees, while the total return for the Index was -1.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.84)%	(0.92)%	(0.49)%	(0.84)%	(0.92)%	(0.49)%
Since Inception	1.84%	1.85%	1.82%	4.97%	5.01%	4.92%

The inception date of the Fund was 9/1/15. The first day of secondary market trading was 9/3/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$980.70	$0.88	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

S&P Credit Rating [1]	Percentage of Net Assets [2]

AAA	26.75%
AA+	16.02
AA	18.57
AA-	12.50
A+	9.03
A	3.22
A-	0.66
BBB+	1.19
BBB-	1.24
BB+	0.04
Not Rated	9.55
Short-Term and Other Net Assets	1.23

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/18

State	Percentage of Net Assets [2]

Texas	10.58%
New York	9.62
California	9.50
Florida	5.69
Washington	5.67
Massachusetts	4.30
Maryland	4.21
Hawaii	3.78
Ohio	3.56
Virginia	3.38

TOTAL	60.29%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2023 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2022 and before December 2, 2023, as represented by the S&P AMT-Free Municipal Series Dec 2023 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.16%, net of fees, while the total return for the Index was -2.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.57)%	(0.49)%	(0.54)%	(0.57)%	(0.49)%	(0.54)%
Since Inception	0.10%	0.14%	(0.14)%	0.11%	0.15%	(0.15)%

The inception date of the Fund was 4/11/17. The first day of secondary market trading was 4/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$978.40	$0.88	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

S&P Credit Rating [1]	Percentage of Net Assets [2]

AAA	25.35%
AA+	22.31
AA	17.53
AA-	12.32
A+	7.57
A	2.70
A-	0.40
BBB+	1.31
BBB-	1.31
Not Rated	7.68
Short-Term and Other Net Assets	1.52

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/18

State	Percentage of Net Assets [2]

Texas	11.22%
California	8.79
New York	7.76
Virginia	7.39
Washington	6.22
Florida	5.30
Ohio	4.12
Maryland	4.11
Arizona	3.10
Nevada	3.02

TOTAL	61.03%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBONDS® DEC 2024 TERM MUNI BOND ETF

Performance as of April 30, 2018

The iShares iBonds Dec 2024 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2023 and before December 2, 2024, as represented by the S&P AMT-Free Municipal Series Dec 2024 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from March 20, 2018 (inception date of the Fund) through April 30, 2018, the total return for the Fund was -0.36%, net of fees, while the total return for the Index was -0.56%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(0.36)%	(0.28)%	(0.56)%

The inception date of the Fund was 3/20/18. The first day of secondary market trading was 3/22/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/20/18) [a]	Ending Account Value (4/30/18)	Expenses Paid During Period [b]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$996.40	$0.20	$1,000.00	$1,023.90	$0.90	0.18%

[a]	The beginning of the period (commencement of operations) is March 20, 2018.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (41 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

S&P Credit Rating [1]	Percentage of Net Assets [2]

AAA	22.05%
AA+	18.25
AA	17.96
AA-	16.83
A+	8.47
A	4.08
BBB+	1.09
BBB-	1.25
Not Rated	8.29
Short-Term and Other Net Assets	1.73

TOTAL	100.00%

TEN LARGEST STATES

As of 4/30/18

State	Percentage of Net Assets [2]

Texas	16.41%
California	10.03
Florida	8.02
New York	6.34
Washington	5.99
Arizona	5.66
Wisconsin	3.92
Illinois	3.15
Nevada	3.10
Alabama	2.42

TOTAL	65.04%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 (or commencement of operations, as applicable) and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.71%

ALABAMA — 1.22%
Alabama Federal Aid Highway Finance Authority GO
5.00%, 09/01/21	$330	$359,509
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	90	95,084
5.00%, 09/01/21	100	109,346
Alabama Public School & College Authority RB
5.00%, 03/01/21	80	86,525
Series A
5.00%, 02/01/21	70	75,565
5.00%, 05/01/21	100	108,594
Series B
5.00%, 01/01/21	130	140,030
5.00%, 05/01/21	110	119,453
City of Huntsville AL GO
5.00%, 03/01/22 (PR 09/01/21)	115	125,632
Series A
5.00%, 08/01/21	90	98,178
State of Alabama GO
5.00%, 08/01/21	445	486,318
Series A
5.00%, 11/01/21	100	109,871
University of Alabama (The) RB
Series A
5.00%, 07/01/21	310	337,770

		2,251,875
ALASKA — 0.36%
Alaska Municipal Bond Bank Authority RB
Series 3
5.00%, 07/01/21	65	70,221
5.00%, 10/01/21	50	54,270
Borough of North Slope AK GO
Series B
5.00%, 10/30/21	50	54,808
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/21	35	37,033

Security	Principal (000s)	Value
City of Valdez AK RB
Series B
5.00%, 01/01/21	$220	$235,671
Series C
5.00%, 01/01/21	95	101,614
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/21 (NPFGC)	25	27,168
State of Alaska GO
4.00%, 08/01/21	50	52,917
University of Alaska RB
Series S
4.00%, 10/01/21	20	21,090

		654,792
ARIZONA — 2.53%
Arizona Board of Regents COP
Series B
5.00%, 06/01/21	50	54,303
Series C
5.00%, 06/01/21	80	86,884
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/21	25	27,248
Arizona School Facilities Board COP
Series A
5.00%, 09/01/21	220	239,895
Arizona State University RB
Series A
5.00%, 07/01/21	90	98,033
Arizona Transportation Board RB
5.00%, 07/01/21	450	490,455
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/21	580	636,527
5.00%, 10/01/21 (ETM)	50	54,804
City of Phoenix AZ GO
4.00%, 07/01/21	215	227,775
Series C
4.00%, 07/01/21	25	26,486
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	42,314

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.00%, 07/01/21	$410	$446,609
Series A
5.00%, 07/01/21	105	114,270
City of Scottsdale AZ GOL
5.00%, 07/01/21	195	212,845
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	170	185,009
Series B
5.00%, 07/01/21	135	146,919
Maricopa County Community College District GO
5.00%, 07/01/21	340	370,892
Series D
4.00%, 07/01/21	145	153,754
Maricopa County Unified School District No. 80 Chandler GOL
5.00%, 07/01/21	300	326,778
Pima County Regional Transportation Authority RB
5.00%, 06/01/21	200	217,274
Salt River Project Agricultural Improvement & Power District RB
Series A
5.00%, 12/01/21	240	264,144
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/21	50	54,495
State of Arizona COP
5.00%, 09/01/21	45	49,069
University of Arizona RB
4.00%, 08/01/21	45	47,640
5.00%, 06/01/21	70	76,111

		4,650,533
ARKANSAS — 0.55%
Arkansas Development Finance Authority RB
Series C
5.00%, 06/01/21	90	98,026
State of Arkansas GO
5.00%, 04/01/21	100	108,390
5.00%, 06/15/21	515	560,995
5.00%, 10/01/21	120	131,530

Security	Principal (000s)	Value
University of Arkansas RB
5.00%, 09/15/21	$75	$82,063
5.00%, 11/01/21	30	32,908

		1,013,912
CALIFORNIA — 7.89%
91 Express Lanes Toll Road RB
5.00%, 08/15/21	50	54,813
Acalanes Union High School District GO
Series B
0.00%, 08/01/46 (PR 08/01/21)[a]	350	54,327
Alameda Corridor Transportation Authority RB
Series A
4.00%, 10/01/21	100	105,482
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/21 (AGM)[a]	25	23,286
California Health Facilities Financing Authority RB
5.00%, 08/15/21	25	27,357
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	108,318
Series A-1
5.00%, 10/01/21	20	22,047
California Municipal Finance Authority RB
Series A
4.00%, 10/01/21	35	37,382
California State Public Works Board RB
5.00%, 06/01/21	110	119,638
Series A
5.00%, 04/01/21	70	75,832
5.00%, 09/01/21	70	76,542
Series C
5.00%, 10/01/21	180	197,168
Series D
5.00%, 12/01/21	150	164,872
Series E
5.00%, 09/01/21	195	213,225

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series F
5.00%, 10/01/21 (ETM)	$50	$55,029
Series G
5.00%, 05/01/21	75	81,400
5.00%, 11/01/21	140	153,621
5.25%, 12/01/26 (PR 12/01/21)	250	278,302
Series I
4.00%, 11/01/21	160	170,198
5.00%, 11/01/21	40	43,892
California State University RB
Series A
4.00%, 11/01/21	105	112,390
5.00%, 11/01/21	190	209,769
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	53,998
Series A
5.00%, 08/15/21	60	65,695
City & County of San Francisco CA GO
Series A
5.00%, 06/15/21	25	27,384
City of Los Angeles CA GO
Series B
5.00%, 09/01/21	175	192,423
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/21	50	54,694
Series C
5.00%, 06/01/21	115	125,797
City of Los Angeles Department of Airports RB
Series B
5.00%, 05/15/21	50	54,381
Series C
5.00%, 05/15/21	30	32,564
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/21	130	143,667

Security	Principal (000s)	Value
City of Santa Rosa CA Wastewater Revenue RB
Series B
0.00%, 09/01/21 (AMBAC)[a]	$100	$92,666
County of Los Angeles CA COP
5.00%, 09/01/21	45	49,160
El Camino Community College District GO
Series C
0.00%, 08/01/21[a]	35	32,673
Escondido Union High School District GO
0.00%, 08/01/21 (AGC)[a]	75	69,968
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO
Series A
0.00%, 10/01/21 (NPFGC)[a]	60	55,588
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)[a]	1,020	414,599
0.00%, 08/01/34 (PR 08/01/21)[a]	1,520	570,000
Garden Grove Unified School District GO
Series A
0.00%, 08/01/21[a]	35	32,579
Los Altos Elementary School District GO
4.00%, 08/01/21	100	106,678
Los Angeles Community College District/CA GO
Series I
4.00%, 08/01/21	140	149,304
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/21	160	175,259
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	80	87,692
Los Angeles Department of Water & Power System Revenue RB
Series A
4.50%, 07/01/21	190	205,521
5.00%, 07/01/21	145	159,064

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series B
5.00%, 07/01/21	$15	$16,455
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/21	205	224,749
Series A-1
5.00%, 07/01/21	170	186,378
Series A-2
5.00%, 07/01/21	155	169,933
Series C
5.00%, 07/01/21	240	263,122
Series D
5.00%, 07/01/21	215	235,713
Metropolitan Water District of Southern California RB
Series E
5.00%, 07/01/21	150	164,451
Moreno Valley Unified School District/CA GO
0.00%, 08/01/21[a]	50	46,422
Municipal Improvement Corp. of Los Angeles RB
Series B
5.00%, 11/01/21	225	248,170
North Orange County Community College District/CA GO
Series B
0.00%, 08/01/21 (NPFGC)[a]	75	69,991
Orange County Sanitation District RB
Series A
5.00%, 02/01/21	15	16,260
Palo Alto Unified School District GO
0.00%, 08/01/21[a]	20	18,700
Rancho Cucamonga Redevelopment Agency Successor Agency RB
5.00%, 09/01/21	90	98,594
Regents of the University of California Medical Center Pooled Revenue RB
Series J
5.00%, 05/15/21	60	65,425
Rocklin Unified School District GO
0.00%, 08/01/21[a]	75	69,721

Security	Principal (000s)	Value
Sacramento City Financing Authority RB
Series A
5.00%, 05/01/21	$75	$81,605
San Diego Community College District GO
0.00%, 08/01/21[a]	100	93,501
5.00%, 08/01/21	100	109,814
San Diego County Regional Transportation Commission RB
Series A
4.00%, 04/01/21	200	212,140
San Diego Regional Building Authority RB
Series A
5.00%, 10/15/21	45	49,561
San Diego Unified School District/CA GO
Series R-3
4.00%, 07/01/21	40	42,630
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/21	100	109,235
Second Series A
5.00%, 05/01/21	100	109,235
San Mateo Union High School District GO
Series A
5.00%, 09/01/21	100	110,024
Santa Ana Unified School District GO
Series A
0.00%, 08/01/21[a]	100	92,427
Santa Monica Community College District GO
Series A
0.00%, 08/01/21 (FGIC)[a]	25	23,338
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/21	50	54,813
Southern California Public Power Authority RB

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series A
5.00%, 07/01/21	$25	$27,376
State of California Department of Water Resources Power Supply Revenue RB
Series N
5.00%, 05/01/21	200	218,286
Series O
5.00%, 05/01/21	265	289,229
State of California Department of Water Resources RB
Series AK
5.00%, 12/01/21	465	514,490
State of California GO
4.00%, 10/01/21	65	69,291
5.00%, 02/01/21	405	438,101
5.00%, 08/01/21	750	821,122
5.00%, 09/01/21	1,610	1,765,929
5.00%, 10/01/21	280	307,678
5.00%, 11/01/21	530	583,446
5.00%, 12/01/21	265	292,237
Series B
5.00%, 09/01/21	340	372,928
Sweetwater Union High School District GO
Series C
0.00%, 08/01/21 (AGM)[a]	155	144,000
University of California RB
Series AB
5.00%, 05/15/21	195	213,234
Series AO
5.00%, 05/15/21	35	38,273
Ventura County Community College District GO
Series 2002-C
0.00%, 08/01/21[a]	120	111,842

		14,526,113
COLORADO — 0.70%
Board of Governors of Colorado State University System RB
Series B
5.00%, 03/01/21	60	64,876
Series E
5.00%, 03/01/21	125	135,159

Security	Principal (000s)	Value
City & County of Denver CO Airport System Revenue RB
Series B
5.00%, 11/15/21	$125	$136,979
City & County of Denver CO COP
Series 2010-B
4.00%, 12/01/21	20	21,268
City of Colorado Springs CO Utilities System Revenue RB
Series A
5.00%, 11/15/21	50	54,899
Colorado Water Resources & Power Development Authority RB
Series A
5.00%, 03/01/21	100	108,271
Denver City & County School District No. 1 GO
Series A
5.25%, 12/01/21 (NPFGC,SAW)	50	55,404
Series B
4.00%, 12/01/21	100	106,519
Series C
5.00%, 12/01/21 (SAW)	115	126,444
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/21 (NPFGC)[a]	35	32,444
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	275	299,266
Series A
5.00%, 06/01/21	40	43,542
Series B
4.25%, 06/01/21	100	106,626

		1,291,697
CONNECTICUT — 1.58%
City of Stamford CT GO
4.00%, 07/01/21	100	106,100
5.00%, 08/01/21	75	82,013
Connecticut State Health & Educational Facilities Authority RB
Series E
5.00%, 07/01/21	25	27,135
Series O
4.00%, 11/01/21	35	36,940

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series X-2
1.80%, 07/01/37[b,c]	$400	$396,572
State of Connecticut Clean Water Fund – State Revolving Fund RB
Series A
5.00%, 03/01/21	100	108,299
State of Connecticut GO
Series A
5.00%, 10/15/21	160	172,272
Series B
5.00%, 05/15/21	65	69,486
Series C
5.00%, 07/15/21	100	107,230
Series D
5.00%, 11/01/21	110	118,503
Series E
4.00%, 09/15/21	40	41,729
5.00%, 10/15/21	250	269,175
Series G
5.00%, 11/01/21	400	430,920
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 01/01/21	100	106,881
5.00%, 08/01/21	240	258,516
5.00%, 09/01/21	80	86,298
5.00%, 10/01/21	195	211,052
Series B
5.00%, 08/01/21	25	26,929
University of Connecticut RB
Series A
5.00%, 08/15/21	240	258,886

		2,914,936
DELAWARE — 0.61%
City of Wilmington DE GO
Series A
4.00%, 10/01/21	15	15,929
County of New Castle DE GO
Series A
5.00%, 07/15/21	90	98,304
Delaware Transportation Authority RB
5.00%, 06/01/21	125	135,213
5.00%, 07/01/21	500	544,630

Security	Principal (000s)	Value
State of Delaware GO
Series B
5.00%, 07/01/21	$35	$38,214
Series D
5.00%, 07/01/21	250	272,795
University of Delaware RB
Series A
5.00%, 11/01/21	25	27,450

		1,132,535
DISTRICT OF COLUMBIA — 1.38%
District of Columbia GO
Series A
5.00%, 06/01/21	455	494,863
5.00%, 12/01/21	100	109,951
Series E
5.00%, 06/01/21	200	217,522
District of Columbia RB
5.00%, 07/15/21	80	86,888
Series A
5.00%, 12/01/21	150	164,926
Series C
4.00%, 12/01/21	175	186,408
5.00%, 12/01/21	140	153,931
Series F
5.00%, 12/01/21	80	87,961
District of Columbia Water & Sewer Authority RB
Series A
4.00%, 10/01/21	55	58,424
5.00%, 10/01/21	25	27,376
Series C
5.00%, 10/01/21	390	427,066
Metropolitan Washington Airports Authority RB
Series C
5.00%, 10/01/21	75	82,284
Series F-1
5.00%, 10/01/21	400	438,848

		2,536,448
FLORIDA — 5.53%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/21	135	146,703

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Broward County FL Water & Sewer Utility Revenue RB
5.00%, 10/01/21	$160	$175,427
City of Fort Lauderdale FL Water & Sewer Revenue RB
5.00%, 03/01/21	140	151,378
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/21	50	54,752
City of Jacksonville FL RB
5.00%, 10/01/21	315	344,065
Series B
5.00%, 10/01/21	305	333,142
Series C
5.00%, 10/01/21	110	120,150
City of Miami Beach FL RB
5.00%, 09/01/21	35	38,059
City of Orlando FL RB
Series A
5.00%, 11/01/21 (ETM)	90	98,661
City of Tallahassee GO
5.00%, 10/01/21	115	125,850
City of Tampa FL Water & Wastewater System Revenue RB
5.00%, 10/01/21	100	109,712
County of Broward FL Airport System Revenue RB
Series Q-1
5.00%, 10/01/21	80	87,326
County of Hillsborough FL RB
Series A
5.00%, 11/01/21	40	43,708
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/21 (AGM)	40	43,650
County of Manatee FL Public Utilities Revenue RB
5.00%, 10/01/21	115	125,850
County of Miami-Dade FL Aviation Revenue RB
Series B
4.00%, 10/01/21	55	58,108

Security	Principal (000s)	Value
County of Miami-Dade FL RB
Series B
5.00%, 04/01/21	$65	$70,262
County of Miami-Dade FL Transit System RB
5.00%, 07/01/21	140	151,824
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	215	234,838
Series A
5.00%, 10/01/21 (AGM)	40	43,760
County of Orange FL RB
5.00%, 10/01/21	55	60,227
County of Orange FL Sales Tax Revenue RB
Series C
5.00%, 01/01/21	155	166,833
County of Orange FL Water Utility System Revenue RB
5.00%, 10/01/21	90	98,647
County of Palm Beach FL GO
5.00%, 07/01/21	110	119,995
County of Palm Beach FL RB
4.00%, 06/01/21	160	169,069
Escambia County School Board COP
5.00%, 02/01/21	120	128,674
Florida Department of Environmental Protection RB
5.00%, 07/01/21	125	135,956
Series A
5.00%, 07/01/21	250	271,912
Series B
5.00%, 07/01/21	190	206,653
Florida Department of Management Services COP
Series A
5.00%, 08/01/21	120	130,706
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	43,622
Series A
5.00%, 10/01/21	390	425,382

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Florida State University Housing Facility Revenue RB
Series A
5.00%, 05/01/21	$125	$135,325
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/21	75	81,646
Series B
5.00%, 07/01/21	100	108,862
Series C
5.00%, 07/01/21	135	146,964
Florida’s Turnpike RB
Series A
5.00%, 07/01/21	265	288,484
Hillsborough County School Board COP
5.00%, 07/01/21	80	86,884
Hillsborough County School Board RB
5.00%, 10/01/21 (AGM)	60	65,474
Jacksonville Transportation Authority RB
5.00%, 08/01/21	95	103,633
JEA Electric System Revenue RB
Series A
5.00%, 10/01/21	100	109,227
Series B
5.00%, 10/01/21	50	54,614
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/21	225	245,692
Lee County School Board (The) COP
5.00%, 08/01/21	200	217,188
Series B
3.00%, 08/01/21	50	51,183
5.00%, 08/01/21	50	54,297
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/21	80	86,833
Series B
5.00%, 07/01/21	155	168,239
Orange County School Board COP
Series A
5.00%, 08/01/21	60	65,353

Security	Principal (000s)	Value
Orlando Utilities Commission RB
Series A
5.00%, 10/01/21	$65	$71,222
Series C
4.00%, 10/01/21	75	79,721
5.25%, 10/01/21	100	110,393
Orlando-Orange County Convention Center RB
5.00%, 10/01/21	210	229,377
Palm Beach County School District COP
Series B
5.00%, 08/01/21	50	54,396
Series D
5.00%, 08/01/21	290	315,494
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/21	75	81,998
Pasco County School Board COP
5.00%, 08/01/21	75	81,200
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	205	223,641
Series A
5.00%, 05/01/21	190	205,177
School Board of Miami-Dade County (The) GO
5.00%, 03/15/21	240	259,416
School District of Broward County/FL COP
5.00%, 07/01/21	70	76,024
Series A
5.00%, 07/01/21	95	103,175
School District of Broward County/FL GO
Series B
5.00%, 07/01/21	20	21,747
South Broward Hospital District RB
5.00%, 05/01/21	50	54,024
St. Johns County School Board COP
5.00%, 07/01/21	75	81,382
State of Florida GO
5.00%, 07/01/21	85	92,696

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series A
4.00%, 06/01/21	$105	$110,984
5.00%, 06/01/21	290	315,137
5.00%, 07/01/21	50	54,527
Series B
4.00%, 07/01/21	45	47,702
5.00%, 06/01/21	195	211,902
Series C
5.00%, 06/01/21	110	119,535
Series D
5.00%, 06/01/21	75	81,501
Series E
5.00%, 06/01/21	50	54,334
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/21	340	370,130
Tampa Bay Water RB
5.00%, 10/01/21	45	49,246
Volusia County School Board COP
Series A
5.00%, 08/01/21	35	38,065

		10,178,945
GEORGIA — 2.77%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/21	180	193,741
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21	45	48,726
Series A
4.00%, 01/01/21	75	78,791
Series B
5.00%, 01/01/21	160	172,214
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	100	109,658
Series B
5.00%, 11/01/21	100	109,658
Columbia County School District GO
5.00%, 04/01/21 (SAW)	160	173,613
County of Carroll GA GO
5.00%, 06/01/21	280	304,707

Security	Principal (000s)	Value
Forsyth County School District
5.00%, 02/01/21	$75	$81,067
Georgia State Road & Tollway Authority RB
Series A
5.00%, 03/01/21 (GTD)	145	157,034
Series B
5.00%, 06/01/21	160	173,469
Gwinnett County Development Authority COP
5.25%, 01/01/21 (NPFGC)	25	27,050
Gwinnett County School District GO
5.00%, 02/01/21 (SAW)	440	475,222
5.00%, 08/01/21 (SAW)	200	218,570
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/21	215	234,122
Municipal Electric Authority of Georgia RB
Series A
4.00%, 01/01/21	10	10,421
5.00%, 11/01/21	50	54,354
5.25%, 01/01/21	105	112,787
Series B
5.00%, 01/01/21	340	363,031
State of Georgia GO
Series A
5.00%, 07/01/21	80	87,346
Series A-1
5.00%, 02/01/21	110	118,898
Series C
5.00%, 10/01/21	275	301,898
5.00%, 07/01/22(PR 07/01/21)	150	163,581
Series E-2
5.00%, 09/01/21	15	16,437
Series I
5.00%, 07/01/21	445	485,864
5.00%, 11/01/21	130	142,971
Series J-1
4.00%, 07/01/21	450	477,167

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Washington Wilkes Payroll Development Authority RB
0.00%, 12/01/21 (ETM)[a]	$220	$201,916

		5,094,313
HAWAII — 2.96%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/21	55	58,233
5.00%, 07/01/21	110	119,775
Series A
4.00%, 07/01/21	245	259,404
5.25%, 07/01/36 (PR 07/01/21)	900	988,344
City & County of Honolulu HI GO
Series A
5.00%, 10/01/21	100	109,573
Series B
4.00%, 10/01/21	150	159,441
5.00%, 10/01/21	60	65,744
5.00%, 11/01/21	320	351,248
Series C
4.00%, 11/01/21	100	106,409
5.00%, 10/01/21	165	180,795
County of Hawaii HI GO
5.00%, 09/01/21	200	218,760
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/21	165	179,728
State of Hawaii GO
Series DZ
5.00%, 12/01/29 (PR 12/01/21)	540	593,930
5.00%, 12/01/30 (PR 12/01/21)	395	434,449
Series DZ-2016
5.00%, 12/01/26 (PR 12/01/21)	150	164,980
Series DZ-2017
5.00%, 12/01/21	70	76,991
5.00%, 12/01/21 (ETM)	25	27,406
Series EA
4.00%, 12/01/21	30	31,966
Series EE
5.00%, 11/01/21	35	38,430
Series EF
5.00%, 11/01/21	325	356,850

Security	Principal (000s)	Value
Series EH-2017
5.00%, 08/01/21	$195	$212,977
Series EP
5.00%, 08/01/21	30	32,766
Series EZ
5.00%, 10/01/21	50	54,804
Series FB
5.00%, 04/01/21	100	108,390
Series FE
5.00%, 10/01/21	240	263,059
Series FH
5.00%, 10/01/21	150	164,412
Series FN
5.00%, 10/01/21	10	10,961
State of Hawaii State Highway Fund
Series B
5.00%, 01/01/21	70	75,382

		5,445,207
ILLINOIS — 1.63%
Chicago Midway International Airport RB
Series B
5.00%, 01/01/21	70	74,836
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/21	50	53,601
Series A
5.00%, 01/01/21	65	69,682
Series B
5.00%, 01/01/21	15	16,080
Series C
5.00%, 01/01/21	100	107,203
Chicago Transit Authority RB
5.00%, 06/01/21	200	215,040
DuPage County Forest Preserve District GO
5.00%, 01/01/21	40	42,967
Illinois Finance Authority RB
5.00%, 01/01/21	110	118,160
Illinois State Toll Highway Authority RB
Series D
5.00%, 01/01/21	135	144,833

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	$40	$43,980
Series A
6.00%, 07/01/21	25	27,734
State of Illinois GO
4.00%, 02/01/21	75	75,716
4.00%, 09/01/21	75	75,931
5.00%, 02/01/21	110	113,755
5.00%, 06/01/21	45	46,674
5.00%, 07/01/21	200	207,626
5.00%, 08/01/21	225	233,791
Series A
5.00%, 06/01/21	105	108,906
5.00%, 12/01/21	300	312,549
Series B
5.25%, 01/01/21	85	88,550
Series D
5.00%, 11/01/21	600	624,570
State of Illinois RB
5.00%, 06/15/21	190	204,461

		3,006,645
INDIANA — 0.62%
Indiana Finance Authority RB
4.00%, 10/01/21 (NPFGC)	100	105,549
Series A
5.00%, 05/01/21	45	48,554
5.00%, 10/01/21	100	109,089
5.00%, 12/01/21	315	345,319
Series C
5.00%, 12/01/21	35	38,457
Indiana University RB
Series A
5.00%, 06/01/21	45	48,999
Series W-2
5.00%, 08/01/21	320	349,712
Indianapolis Local Public Improvement Bond Bank RB
Series K
5.00%, 06/01/21	50	54,131
Purdue University RB
Series CC
5.00%, 07/01/21	45	49,118

		1,148,928

Security	Principal (000s)	Value
IOWA — 0.37%
City of Cedar Rapids IA GO
Series A
5.00%, 06/01/21	$125	$135,991
City of Des Moines IA GO
Series E
5.00%, 06/01/21	105	114,069
Iowa Finance Authority RB
5.00%, 08/01/21	115	125,678
Iowa State Board of Regents RB
4.00%, 09/01/21	135	142,983
State of Iowa RB
Series A
5.00%, 06/01/21	150	162,814

		681,535
KANSAS — 0.46%
City of Wichita KS GO
Series 811
5.00%, 06/01/21	150	162,956
Kansas Development Finance Authority RB
Series C
5.00%, 05/01/21	40	43,304
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/21	310	339,183
Series B
5.00%, 09/01/21	275	300,888

		846,331
LOUISIANA — 0.16%
Louisiana Office Facilities Corp. RB
5.00%, 11/01/21	25	27,229
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/21	10	10,791
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1
4.00%, 05/01/21	20	21,104

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
State of Louisiana GO
Series A
4.00%, 09/01/21	$100	$105,715
5.00%, 02/01/21	15	16,130
Series C
5.00%, 07/15/21	100	108,643

		289,612
MAINE — 0.56%
Maine Municipal Bond Bank RB
Series B
5.00%, 11/01/21	190	208,419
Series C
5.00%, 11/01/21	305	334,765
Maine Turnpike Authority RB
5.00%, 07/01/21	110	119,819
State of Maine GO
Series B
5.00%, 06/01/21	340	370,001

		1,033,004
MARYLAND — 3.23%
City of Baltimore MD RB
Series A
5.00%, 07/01/21	325	353,456
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	42,218
5.00%, 04/01/21	25	27,090
County of Baltimore MD COP
5.00%, 10/01/21	125	136,664
County of Baltimore MD GO
5.00%, 08/01/21	300	327,558
Series B
4.50%, 09/01/21	60	64,667
County of Carroll MD GO
5.00%, 11/01/21	100	109,765
County of Harford MD GO
5.00%, 09/15/21	240	262,766
County of Prince George’s MD GOL
Series B
4.00%, 07/15/21	500	530,065
Maryland Health & Higher Educational Facilities Authority RB
Series A
5.00%, 07/01/21	25	27,232

Security	Principal (000s)	Value
Series B
5.00%, 07/01/21	$50	$54,447
Maryland State Transportation Authority RB
5.00%, 07/01/21	60	65,317
Maryland Water Quality Financing Administration Revolving Loan Fund RB
5.00%, 03/01/21	125	135,159
State of Maryland Department of Transportation RB
5.00%, 02/01/21	150	161,925
5.00%, 06/01/21	55	59,853
5.00%, 09/01/21	500	547,070
5.00%, 12/01/21	105	115,486
State of Maryland GO
First Series
5.00%, 06/01/21	400	435,172
First Series C
4.00%, 08/15/21	250	265,328
5.00%, 08/01/21	620	676,953
Series A
5.00%, 03/01/21	120	129,752
5.00%, 03/01/24 (PR 03/01/21)	70	75,508
Series B
5.00%, 08/01/21	80	87,349
Series C
5.00%, 08/01/21	725	791,598
Washington Suburban Sanitary Commission GO
5.00%, 06/01/21	435	473,250

		5,955,648
MASSACHUSETTS — 3.90%
Commonwealth of Massachusetts GOL
5.00%, 04/01/22 (PR 04/01/21)	200	216,308
Series A
4.00%, 07/01/21	200	211,758
5.00%, 04/01/27 (PR 04/01/21)	550	594,847
5.25%, 08/01/21	585	642,921
Series B
5.25%, 08/01/21(AGM)	200	219,802
5.25%, 08/01/21	275	302,228

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.25%, 09/01/21	$240	$264,271
Series C
5.00%, 10/01/21	80	87,603
Series D
5.00%, 10/01/26 (PR 10/01/21)	1,250	1,367,937
Series E
4.00%, 09/01/21	100	106,112
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/21 (AGM)	200	220,934
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
5.00%, 06/01/25 (PR 06/01/21)	450	489,708
Massachusetts Bay Transportation Authority RB
Series A
0.00%, 07/01/21[a]	200	186,624
Series C
5.25%, 07/01/21	40	43,914
5.50%, 07/01/21	200	221,092
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	38,558
Series 2014
5.00%, 08/01/21	525	574,266
Massachusetts Development Finance Agency RB
Series B-3
5.00%, 01/01/21	100	107,877
Massachusetts Health & Educational Facilities Authority RB
Series M
5.25%, 02/15/21	35	38,047
Massachusetts School Building Authority RB
Series A
5.00%, 05/15/21	40	43,493
5.00%, 08/15/21	270	295,269
Series B
4.00%, 10/15/21	75	79,773
5.00%, 10/15/21	200	219,498
Series C
5.00%, 08/15/21 (ETM)	105	114,651

Security	Principal (000s)	Value
Massachusetts Turnpike Authority RB
Series C
0.00%, 01/01/21[a]	$95	$89,362
Massachusetts Water Resources Authority RB
Series J
5.50%, 08/01/21 (AGM)	285	316,105
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	38,368
Series 1
4.00%, 11/01/21	50	53,135

		7,184,461
MICHIGAN — 1.33%
Michigan Finance Authority RB
5.00%, 08/01/21	70	76,108
5.00%, 10/01/21	440	482,424
Michigan State Building Authority RB
Series I
5.00%, 04/15/21	50	54,100
5.00%, 10/15/21	365	399,179
Series I-A
5.00%, 10/15/21	60	65,618
Michigan State Hospital Finance Authority RB
Series 200
4.00%, 11/01/21	250	264,720
Michigan Strategic Fund RB
1.45%, 09/01/30[b,c]	100	96,240
5.00%, 10/15/21	55	59,558
Royal Oak School District GO
5.00%, 05/01/21	100	108,290
State of Michigan GO
Series A
5.00%, 12/01/21	170	186,855
Series B
5.00%, 11/01/21	110	120,702

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	$225	$247,125
5.25%, 11/01/21 (AGM)	125	138,210
5.50%, 11/01/21 (AGM)	130	144,829

		2,443,958
MINNESOTA — 1.55%
County of Hennepin MN GO
Series C
5.00%, 12/01/21	250	275,332
Metropolitan Council GO
Series B
5.00%, 09/01/21	75	82,136
Series C
5.00%, 03/01/21	100	108,041
Minnesota Municipal Power Agency RB
Series A
4.00%, 10/01/21	10	10,579
South Washington County Independent School District No. 833/MN GO
Series B
5.00%, 02/01/21	150	161,925
Southern Minnesota Municipal Power Agency RB
Series A
0.00%, 01/01/21[a]	25	23,473
State of Minnesota COP
5.00%, 06/01/21	30	32,497
State of Minnesota GO
5.00%, 10/01/21	145	158,781
Series A
5.00%, 08/01/21	305	332,816
Series B
5.00%, 08/01/21	100	109,120
Series D
5.00%, 08/01/21	50	54,560
5.00%, 10/01/21	175	191,632
Series F
5.00%, 10/01/21	395	432,541
University of Minnesota RB
Series B
5.00%, 12/01/21	300	330,072

Security	Principal (000s)	Value
Series D
5.00%, 12/01/36 (PR 12/01/21)	$500	$549,030

		2,852,535
MISSISSIPPI — 1.03%
Mississippi Development Bank RB
5.00%, 01/01/21	55	58,858
State of Mississippi GO
Series A
5.00%, 10/01/29 (PR 10/01/21)	500	548,040
5.00%, 10/01/36 (PR 10/01/21)	395	432,952
5.25%, 11/01/21	340	375,567
Series C
5.00%, 10/01/21	135	147,737
Series F
5.00%, 11/01/21	105	115,104
5.25%, 10/01/21	50	55,127
Series H
4.00%, 12/01/21	145	154,247

		1,887,632
MISSOURI — 0.28%
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/21	25	27,118
Series B
5.00%, 05/01/21	120	130,166
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/21	225	245,372
University of Missouri RB
Series A
5.00%, 11/01/21	100	109,765

		512,421
MONTANA — 0.01%
State of Montana GO
5.00%, 08/01/21	20	21,870

		21,870
NEBRASKA — 0.79%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/21	255	278,574

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
City of Omaha NE GO
5.25%, 04/01/21	$70	$76,345
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/21	45	49,360
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/21	200	219,466
Nebraska Public Power District RB
5.00%, 07/01/21	50	54,399
Series A
5.00%, 01/01/21	420	451,609
Series B
5.00%, 01/01/21	90	96,773
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
4.00%, 02/01/21	50	52,345
Omaha Public Power District RB
Series B
5.00%, 02/01/21	45	48,540
University of Nebraska RB
5.00%, 07/01/21	110	119,748

		1,447,159
NEVADA — 1.82%
City of Las Vegas NV GOL
Series A
5.00%, 06/01/21	70	76,046
Clark County School District GOL
Series A
5.00%, 06/15/21	330	356,251
Series B
5.00%, 06/15/21	175	188,921
Series D
5.00%, 06/15/21	65	70,171
County of Clark Department of Aviation RB
5.00%, 07/01/21	210	227,869
County of Clark NV GOL
5.00%, 11/01/21	120	131,590
County of Clark NV RB
5.00%, 07/01/21	255	277,514

Security	Principal (000s)	Value
Series A
5.00%, 07/01/21	$500	$544,145
Las Vegas Valley Water District GOL
Series B
5.00%, 12/01/21	75	82,327
Nevada System of Higher Education RB
4.00%, 07/01/21	75	79,291
Series A
4.00%, 07/01/21	50	52,860
5.00%, 07/01/21	75	81,574
State of Nevada GOL
5.00%, 04/01/21	150	162,363
5.00%, 06/01/21	135	146,702
5.00%, 08/01/21	80	87,243
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/21	720	790,862

		3,355,729
NEW HAMPSHIRE — 0.10%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/21	70	76,341
Series D
5.00%, 08/15/21	45	49,151
State of New Hampshire GO
Series B
5.00%, 11/01/21	50	54,954

		180,446
NEW JERSEY — 1.42%
County of Monmouth NJ GO
4.00%, 03/01/21	200	211,064
New Jersey Building Authority RB
Series A
5.00%, 06/15/21	100	106,125
5.00%, 06/15/21(ETM)	5	5,431
New Jersey Economic Development Authority RB
Series B
5.00%, 11/01/21	150	159,993
Series DDD
5.00%, 06/15/21	200	212,250

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series II
5.00%, 03/01/21	$25	$26,402
Series KK
5.00%, 03/01/21	20	21,121
Series NN
5.00%, 03/01/21	180	190,094
Series UU
5.00%, 06/15/21	100	106,125
Series XX
5.00%, 06/15/21	335	355,519
New Jersey Educational Facilities Authority RB
Series 2014-A
5.00%, 09/01/21	35	37,247
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/21	125	134,239
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/21 (SAP)	65	68,981
Series A-1
5.00%, 06/15/21	100	106,125
Series AA
5.00%, 06/15/21 (SAP)	115	122,044
Series B
5.00%, 06/15/21	135	143,269
New Jersey Turnpike Authority RB
Series C
5.00%, 01/01/21	250	268,477
State of New Jersey GO
5.00%, 06/01/21	145	156,622
5.25%, 08/01/21	160	174,629

		2,605,757
NEW MEXICO — 1.02%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/21	100	109,186
New Mexico Finance Authority RB
5.00%, 06/15/21	470	511,751
Series A
5.00%, 06/15/21	50	54,450

Security	Principal (000s)	Value
Series C
5.00%, 06/01/21	$100	$108,793
State of New Mexico GO
5.00%, 03/01/21 (ETM)	260	280,831
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/21	565	615,252
Series B
5.00%, 07/01/21	80	86,935
University of New Mexico (The) RB
Series A
5.00%, 06/01/21	100	108,637

		1,875,835
NEW YORK — 9.14%
City of New York NY GO
5.00%, 08/01/21	135	147,178
Series 1
5.00%, 08/01/21	50	54,511
Series A
5.00%, 08/01/21	50	54,511
Series A-1
4.00%, 08/01/21	200	211,798
5.00%, 08/01/21	35	38,157
Series B
5.00%, 08/01/21	230	250,749
Series C
5.00%, 08/01/21	155	168,983
Series E
4.00%, 08/01/21	25	26,475
5.00%, 08/01/21	270	294,356
Series F
5.00%, 08/01/21	200	218,042
Series H
5.00%, 08/01/21	345	376,122
Series I
5.00%, 03/01/21	60	64,790
5.00%, 08/01/21	315	343,416
Series J
5.00%, 08/01/21	705	768,598
County of Nassau NY GOL
Series A
5.00%, 01/01/21	35	37,540

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.00%, 04/01/21	$50	$53,945
Series C
5.00%, 10/01/21	150	163,531
Long Island Power Authority RB
5.00%, 09/01/21	100	109,144
Series A
0.00%, 06/01/21[a]	90	83,496
Series B
5.00%, 09/01/21	205	223,745
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/21	30	32,961
Series A-1
5.00%, 11/15/21	110	120,383
4.00%, 11/15/21 (ETM)	50	53,362
Series B
5.00%, 11/15/21	290	317,374
Series B-2
5.00%, 11/15/21	210	229,822
Series B-4
5.00%, 11/15/21	195	214,245
Series C
5.00%, 11/15/21	280	306,429
Series C-1
5.00%, 11/15/21	120	131,327
Series D
5.00%, 11/15/21	255	279,069
Series E
5.00%, 11/15/21	180	196,991
Series F
4.00%, 11/15/21	25	26,497
5.00%, 11/15/21	85	93,024
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/21	50	55,096
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.00%, 10/01/21	40	43,940

Security	Principal (000s)	Value
New York City Transitional Finance Authority Building Aid RB
Series S-2
5.00%, 07/15/21	$140	$152,781
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/21	215	234,627
5.00%, 07/15/21 (ETM)	140	152,645
5.00%, 07/15/21 (ETM, SAW)	225	245,686
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
5.00%, 11/01/21	110	120,741
Series A-1
5.00%, 11/01/21	200	219,530
Series B
5.00%, 11/01/21	100	109,765
Series B-1
5.00%, 11/01/21	75	82,324
Series C
5.00%, 11/01/21	530	581,754
Series E
5.00%, 11/01/21	150	164,647
Series F-1
5.00%, 05/01/21	150	162,846
Series I
5.00%, 05/01/21	55	59,710
New York City Water & Sewer System RB
Series EE
4.00%, 06/15/21	80	84,839
New York Convention Center Development Corp. RB
5.00%, 11/15/21	200	219,594
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21	110	120,946
New York State Dormitory Authority RB
0.00%, 08/01/21[a]	80	74,466
4.00%, 05/15/21	90	95,167

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.00%, 10/01/21 (SAW)	$225	$238,628
5.00%, 08/15/21 (SAP)	150	163,687
5.50%, 05/15/21 (AMBAC)	100	110,228
Series A
4.00%, 03/15/21	100	105,548
5.00%, 02/15/21	205	221,464
5.00%, 03/15/21	330	357,335
5.00%, 07/01/21	260	282,975
5.00%, 10/01/21 (SAW)	215	234,986
5.00%, 10/01/21 (AGM)	75	81,998
Series B
5.00%, 03/15/21	800	865,888
5.00%, 07/01/21	55	59,856
Series C
5.00%, 03/15/21	200	216,472
Series D
5.00%, 02/15/21	325	351,101
5.00%, 08/15/21	70	76,504
5.00%, 10/01/21 (BAM, SAW)	225	246,618
Series E
4.00%, 03/15/21	100	105,462
5.00%, 03/15/21	100	108,236
5.00%, 08/15/21	210	229,513
Series F
5.00%, 10/01/21 (BAM, SAW)	45	49,324
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21	25	27,057
5.00%, 06/15/21	210	229,156
5.00%, 11/15/21	25	27,530
Series A
5.00%, 06/15/21	200	218,244
Series B
5.00%, 06/15/21	100	109,122
Series E
5.00%, 05/15/21	75	81,664
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21	190	206,053
Series A-1
5.00%, 04/01/21	130	140,984

Security	Principal (000s)	Value
New York State Thruway Authority RB
5.00%, 01/01/21	$130	$139,819
Series A
5.00%, 03/15/21	180	194,825
Series I
5.00%, 01/01/21	200	215,106
Series K
4.00%, 01/01/21	70	73,445
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/21	225	243,531
Series A-1
5.00%, 03/15/21	170	184,001
Series A-2
5.50%, 03/15/21 (NPFGC)	135	147,990
Series D
5.00%, 03/15/21	300	324,708
Series E
5.00%, 03/15/21	70	75,765
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	115	126,494
Series 173
4.00%, 12/01/21	30	32,052
Series 175
5.00%, 12/01/21	55	60,653
Series 189
5.00%, 05/01/21	110	119,722
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/21	165	181,434
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21	100	111,456
Series A
4.00%, 11/15/21	65	69,096
5.00%, 01/01/21	145	156,541
5.00%, 11/15/21	80	88,182
Series B
4.00%, 11/15/21	65	69,393
5.00%, 11/15/21	220	242,502

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series C
5.00%, 11/15/21	$130	$143,296

		16,817,319
NORTH CAROLINA — 3.52%
City of Asheville NC Water System Revenue RB
4.00%, 08/01/21	50	52,998
City of Charlotte NC COP
Series A
5.00%, 12/01/21	255	279,819
City of Charlotte NC GO
5.00%, 12/01/21	285	313,982
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	235	256,730
City of Durham NC GO
Series C
5.00%, 07/01/21	50	54,591
City of Raleigh NC GO
Series A
4.00%, 09/01/21	50	53,106
Series B
5.00%, 04/01/21	50	54,269
City of Raleigh NC RB
Series A
5.00%, 10/01/21	40	43,815
County of Buncombe NC RB
5.00%, 06/01/21	65	70,756
Series A
5.00%, 06/01/21	85	92,527
County of Cabarrus NC GO
5.00%, 03/01/21	75	81,031
County of Durham NC GO
5.00%, 10/01/21	160	175,650
County of Forsyth NC GO
4.00%, 12/01/21	10	10,656
5.00%, 07/01/21	50	54,591
County of Guilford NC GO
Series D
5.00%, 08/01/21	250	273,460
County of Mecklenburg NC GO
Series A
5.00%, 09/01/21	200	219,166
5.00%, 12/01/21	450	495,760

Security	Principal (000s)	Value
County of Mecklenburg NC RB
Series A
5.00%, 10/01/21	$270	$296,222
County of New Hanover NC GO
5.00%, 02/01/21	200	216,178
5.00%, 08/01/21	300	328,152
County of Wake NC GO
Series C
5.00%, 03/01/21	30	32,490
County of Wake NC RB
Series A
5.00%, 12/01/21	75	82,518
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21 (ETM)	745	800,264
Series B
5.00%, 01/01/21 (ETM)	435	468,443
North Carolina State University at Raleigh RB
Series A
5.00%, 10/01/21	100	109,538
State of North Carolina GO
5.00%, 06/01/21	345	375,984
Series C
4.00%, 05/01/21	350	370,475
State of North Carolina GOL
Series B
5.00%, 06/01/21	370	402,882
State of North Carolina RB
5.00%, 03/01/21	260	280,608
University of North Carolina at Chapel Hill RB
0.00%, 08/01/21[a]	55	51,261
University of North Carolina at Greensboro RB
5.00%, 04/01/21	80	86,594

		6,484,516
OHIO — 3.60%
City of Columbus OH GO
Series 1
5.00%, 07/01/21	340	371,113
Series 2012-3
5.00%, 08/15/21	125	136,824

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series A
5.00%, 02/15/21	$110	$118,989
5.00%, 08/15/21	305	333,850
City of Columbus OH GOL Series 2012-4
4.00%, 08/15/21	20	21,200
Cleveland Department of Public Utilities Division of Water RB
Series Y
5.00%, 01/01/21	70	75,325
Cleveland State University RB
5.00%, 06/01/21	55	59,374
Columbus City School District GO
Series A
5.00%, 12/01/21	105	115,372
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/21	505	553,788
JobsOhio Beverage System RB
Series A
5.00%, 01/01/21	150	160,926
Miami University/Oxford OH RB
5.00%, 09/01/21	185	201,916
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/21	70	76,958
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/21	100	107,580
Ohio State Building Authority RB
5.00%, 10/01/21	180	196,672
Ohio State University (The) RB
Series A
5.00%, 06/01/21	50	54,381
Series D
5.00%, 12/01/21	75	82,436
Ohio Turnpike & Infrastructure Commission RB
Series A
5.50%, 02/15/21 (NPFGC)	90	98,415

Security	Principal (000s)	Value
Ohio Water Development Authority RB
Series A
5.00%, 06/01/21	$110	$119,844
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	27,237
5.00%, 12/01/21	440	484,585
5.50%, 06/01/21	250	276,090
Series B
5.00%, 12/01/21	150	165,200
State of Ohio GO
5.00%, 09/01/21	150	163,817
Series A
5.00%, 03/01/21	100	107,983
5.00%, 05/01/21	130	140,936
5.00%, 08/01/21	55	59,962
5.00%, 09/01/21	50	54,606
5.00%, 09/15/21	760	830,793
Series B
5.00%, 08/01/21	400	436,084
Series C
5.00%, 09/15/21	165	180,370
Series R
5.00%, 05/01/21	20	21,688
Series T
5.00%, 11/01/21	200	219,246
State of Ohio RB
5.00%, 04/01/21	80	86,476
5.00%, 10/01/21	100	109,262
Series A
5.00%, 04/01/21	250	270,237
Series B
5.00%, 04/01/21	100	108,095

		6,627,630
OKLAHOMA — 0.89%
Grand River Dam Authority RB
Series A
5.00%, 06/01/21	340	369,046
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	174,984
Series B
5.00%, 07/01/21	170	184,574

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series C
5.00%, 07/01/21	$70	$76,001
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/21	160	174,487
Oklahoma Development Finance Authority RB
Series A
5.00%, 08/15/21	45	49,181
Oklahoma Turnpike Authority RB
Series A
4.00%, 01/01/21	300	314,844
Oklahoma Water Resources Board RB
Series A
5.00%, 04/01/21	145	157,295
University of Oklahoma (The) RB
Series C
5.00%, 07/01/21	125	135,876

		1,636,288
OREGON — 2.06%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/21	290	315,862
5.00%, 08/01/21	245	267,506
5.00%, 10/01/21	60	65,827
Series B
5.00%, 10/01/21	100	109,573
City of Portland OR Water System Revenue RB
Series A
4.00%, 10/01/21	100	106,430
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/21 (GTD)	150	163,350
County of Washington OR GOL
5.00%, 03/01/21	200	216,254
Lane Community College GO
4.00%, 06/15/21	65	68,729
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO
4.00%, 06/15/21 (GTD)	75	79,537

Security	Principal (000s)	Value
Metro/OR GO
Series A
5.00%, 06/01/21	$150	$163,190
Oregon Health & Science University RB
Series A
5.00%, 07/01/21	320	347,638
Oregon State Facilities Authority RB
Series A
5.00%, 11/15/21	65	71,228
Oregon State Lottery RB
Series B
5.00%, 04/01/21	190	205,996
Series D
5.00%, 04/01/21	95	102,998
Portland Community College District GO
5.00%, 06/15/21	20	21,786
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/21	80	87,895
Series C
5.00%, 11/15/21	200	219,738
State of Oregon GO
Series C
5.00%, 06/01/21	200	217,710
Series H
5.00%, 05/01/21	80	86,899
Series J
5.00%, 05/01/21	80	86,899
Series N
5.00%, 12/01/21	415	456,600
Tri-County Metropolitan Transportation District of Oregon RB
Series A
5.00%, 10/01/21	150	163,325
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series B
4.00%, 06/15/21 (GTD)	100	105,893

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Washington County Clean Water Services RB
5.00%, 10/01/21	$55	$60,227

		3,791,090
PENNSYLVANIA — 1.34%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	40	43,038
First Series
5.00%, 06/01/21	225	242,964
5.00%, 06/15/21	200	216,160
5.00%, 07/01/21	15	16,224
5.00%, 08/15/21	25	27,107
5.00%, 11/15/21	100	108,941
Second Series
5.00%, 01/15/21	400	428,348
5.00%, 07/01/21	75	81,119
5.00%, 10/15/21	60	65,264
Series T
5.00%, 07/01/21	180	194,686
County of Chester PA GO
5.00%, 11/15/21	30	32,939
Delaware County Authority RB
5.00%, 08/01/21	40	43,399
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 05/01/21 (ETM)	15	16,266
Series AN
5.00%, 06/15/21	25	27,075
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21[a]	20	18,259
Series A
5.00%, 12/01/21	295	323,122
5.25%, 07/15/21 (AGM)	80	87,530
Series B
5.00%, 12/01/23 (PR 12/01/21)	450	494,127

		2,466,568
RHODE ISLAND — 0.57%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/21	315	344,229

Security	Principal (000s)	Value
Rhode Island Infrastructure Bank RB
5.00%, 10/01/21	$90	$98,647
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B
4.00%, 10/01/21	145	154,028
Series C
5.00%, 10/01/21	180	197,044
State of Rhode Island GO
Series D
5.00%, 08/01/21	230	250,521

		1,044,469
SOUTH CAROLINA — 0.93%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/21	130	142,371
City of Columbia SC Waterworks & Sewer System Revenue RB
4.50%, 02/01/21	75	79,965
Horry County School District/SC GO
5.00%, 03/01/21 (SCSDE)	230	248,759
SCAGO Educational Facilities Corp. for Picknes School District RB
5.00%, 12/01/21	65	70,998
South Carolina Public Service Authority RB
Series B
4.00%, 12/01/21	55	57,808
5.00%, 12/01/21	205	222,445
Series C
5.00%, 12/01/21	85	92,233
South Carolina Transportation Infrastructure Bank RB
Series A
5.00%, 10/01/21	135	147,270
Series B
5.00%, 10/01/21	275	299,995
State of South Carolina GO
Series A
4.00%, 06/01/21	225	238,306
5.00%, 07/01/21 (SAW)	100	109,118

		1,709,268

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security		Principal (000s)	Value
TENNESSEE — 1.74%
City of Clarksville TN Water Sewer & Gas Revenue RB
5.00%, 02/01/21		$25	$26,981
County of Montgomery TN GO
5.00%, 04/01/21		175	189,630
County of Shelby TN GO
Series A
4.00%, 03/01/21		45	47,425
5.00%, 04/01/21		250	270,900
County of Sumner TN GO
5.00%, 06/01/21		125	135,991
5.00%, 12/01/21		70	76,991
County of Williamson TN GO
Series A
5.00%, 04/01/21		500	542,690
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB
Series D
4.00%, 10/01/21		185	196,644
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 01/01/21		100	107,634
Series C
5.00%, 07/01/21		110	119,819
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series A
5.25%, 01/01/21	(ETM, AGM)	50	54,099
State of Tennessee GO
Series A
5.00%, 08/01/21		305	333,621
5.00%, 09/01/21		50	54,791
5.00%, 10/01/21		205	225,051
Series B
5.00%, 08/01/21		250	273,460
5.00%, 11/01/21		100	109,978

Security	Principal (000s)	Value
Tennessee State School Bond Authority RB
Series B
5.00%, 11/01/21	$400	$439,344

		3,205,049
TEXAS — 11.87%
Austin Independent School District GO
Series B
5.00%, 08/01/21	50	54,577
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/21	140	150,927
Carrollton-Farmers Branch Independent School District GO
5.00%, 02/15/21 (PSF)	100	107,946
Central Texas Regional Mobility Authority RB
5.00%, 01/01/21	50	53,535
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)[a]	100	92,130
0.00%, 08/15/21 (ETM, AMBAC)[a]	375	348,304
City of Austin TX Electric Utility Revenue RB
Series A
5.00%, 11/15/21	85	93,206
City of Austin TX GOL
5.00%, 09/01/21	380	415,644
Series A
4.00%, 09/01/21	30	31,853
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	80	86,789
5.00%, 11/15/21	135	148,034
Series A
5.00%, 05/15/21	125	135,607
5.00%, 11/15/21	25	27,414
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	168,496
Series C
5.00%, 07/15/21	50	54,354
City of Dallas TX GOL
5.00%, 02/15/21	160	171,813

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	$65	$71,222
Series A
5.00%, 10/01/21	110	120,530
City of Denton TX GO
5.00%, 02/15/21	55	59,340
City of Denton TX GOL
5.00%, 02/15/21	100	107,890
City of El Paso TX GOL
4.00%, 08/15/21	110	116,205
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/21	75	81,053
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/21	25	26,987
City of Garland TX Electric Utility System Revenue RB
5.00%, 03/01/21	65	69,892
City of Garland TX GOL
5.00%, 02/15/21	95	102,549
City of Grand Prairie TX GOL
5.00%, 02/15/21	150	161,961
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/21	340	370,675
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/21	110	120,462
Series C
5.00%, 05/15/21	160	173,381
Series D
5.00%, 11/15/21	185	202,595
City of Houston TX GOL
Series A
5.00%, 03/01/21	300	323,178
City of Lubbock TX GOL
5.00%, 02/15/21	190	204,882

Security	Principal (000s)	Value
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21	$300	$315,294
5.00%, 02/01/21	250	269,388
City of San Marcos TX GOL
5.00%, 08/15/21	40	43,464
Clear Creek Independent School District GO
Series A
5.00%, 02/15/21 (PSF)	100	107,946
Clifton Higher Education Finance Corp. RB
5.00%, 03/01/21	80	86,272
County of Denton TX GOL
5.00%, 07/15/21	125	136,086
County of Fort Bend TX GO
5.00%, 03/01/21	15	16,206
County of Harris TX GOL
Series A
5.00%, 08/15/21	55	60,001
5.00%, 10/01/21	75	82,024
Series B
5.00%, 10/01/21	100	109,365
County of Harris TX RB
5.00%, 08/15/21	145	158,088
Series A
5.00%, 08/15/21	125	136,282
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF)	45	47,326
5.00%, 02/15/21 (PSF)	20	21,572
Series A
5.00%, 02/15/21 (PSF)	210	226,508
Series C
5.00%, 02/15/21 (PSF)	100	107,861
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/21	190	208,561
Series B
5.00%, 12/01/21	55	60,373
Dallas Independent School District GO
4.00%, 08/15/21	70	74,200

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/21	$125	$136,587
Series F
5.00%, 11/01/21	180	196,686
Series G
5.00%, 11/01/21	85	92,879
Denton Independent School District GO
Series A
5.00%, 08/15/21 (PSF)	80	87,274
Edinburg Consolidated Independent School District/TX GO
4.00%, 02/15/21 (PSF)	100	105,141
Fort Bend Independent School District GO
5.00%, 08/15/21	45	49,077
Fort Worth Independent School District GO
5.00%, 02/15/21 (PSF)	175	189,005
Frisco Independent School District GO
5.00%, 08/15/21	100	108,992
Series A
4.50%, 08/15/21 (PSF)	20	21,483
Garland Independent School District GO
5.00%, 02/15/21	100	107,918
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21 (PSF)	55	60,019
Series A
5.00%, 08/15/21	45	49,032
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	32,727
Series A
5.00%, 11/15/21	105	114,425
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	230	253,662
Harris County Hospital District RB
5.00%, 02/15/21	100	107,411

Security	Principal (000s)	Value
Houston Community College System GOL
5.00%, 02/15/21	$230	$248,471
Houston Community College System RB
5.00%, 04/15/21	100	108,140
Houston Independent School District GOL
5.00%, 02/15/21 (PSF)	100	107,861
Katy Independent School District GO
Series A
5.00%, 02/15/21 (PSF)	250	269,865
Keller Independent School District/TX GO
Series A
5.00%, 08/15/21 (PSF)	45	49,151
Laredo Community College District GOL
5.00%, 08/01/21	65	70,522
Leander Independent School District GO
0.00%, 08/15/21[a]	75	69,729
Series B
0.00%, 08/15/21[a]	150	138,870
Series D
0.00%, 08/15/21[a]	50	46,486
Lewisville Independent School District GO
Series A
5.00%, 08/15/21 (PSF)	150	163,788
Series B
4.00%, 08/15/21	285	301,727
Lone Star College System GOL
5.00%, 02/15/21	190	204,991
Series A
5.00%, 08/15/21	145	158,231
Longview Independent School District GO
5.00%, 02/15/21 (PSF)	70	75,562
Lower Colorado River Authority RB
5.00%, 05/15/21	215	232,958
Series A
5.00%, 05/15/21	170	183,801

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series B
5.00%, 05/15/21	$150	$162,177
Magnolia Independent School District/TX GO
5.00%, 08/15/21	60	65,475
Manor Independent School District GO
5.00%, 08/01/21 (PSF)	15	16,338
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	75	82,138
Series B
5.00%, 11/01/21	205	224,510
Midland Independent School District GO
5.00%, 02/15/21 (PSF)	50	53,973
North East Independent School District/TX GO
5.25%, 02/01/21 (PSF)	115	124,682
North Texas Municipal Water District RB
5.00%, 06/01/21	185	201,036
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/21	210	228,919
North Texas Tollway Authority RB
Series A
5.00%, 01/01/21	365	392,076
5.50%, 09/01/36 (PR 09/01/21)	500	553,375
5.00%, 09/01/21 (ETM)	20	21,815
Series D
5.00%, 09/01/29 (PR 09/01/21)	155	169,592
5.25%, 09/01/27 (PR 09/01/21)	1,500	1,653,210
Northside Independent School District GO
5.00%, 08/15/21 (PSF)	265	288,919
Series A
4.00%, 08/15/21	40	42,348
Northwest Independent School District GO
5.00%, 02/15/21 (PSF)	40	43,144
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/21	130	141,770

Security	Principal (000s)	Value
Permanent University Fund – University of Texas System RB Series A
5.00%, 07/01/21	$160	$174,435
Pflugerville Independent School District GO
5.00%, 02/15/21 (PSF)	50	54,002
Port Authority of Houston of Harris County Texas GO Series A
5.00%, 10/01/21	125	136,190
Richardson Independent School District GO
4.00%, 02/15/21	300	315,840
San Antonio Water System RB
5.00%, 05/15/21	75	81,364
Series A
5.00%, 05/15/21	55	59,667
Series B
5.00%, 05/15/21	50	54,243
South Texas College GOL
5.00%, 08/15/21	70	76,294
Southwest Higher Education Authority Inc. RB
5.00%, 10/01/21	140	152,629
Spring Branch Independent School District GO Series B
5.00%, 02/01/21 (PSF)	115	123,981
State of Texas GO
5.00%, 04/01/21	750	812,257
5.00%, 08/01/21	35	38,192
5.00%, 10/01/21	335	366,838
Series C
5.00%, 08/01/21	20	21,824
Series D
5.00%, 05/15/21	200	217,218
Series G
5.00%, 08/01/21	100	109,120
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 12/01/21	90	98,695
Tarrant Regional Water District RB
5.00%, 03/01/21	120	129,614
6.00%, 09/01/21	150	168,666

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series A
5.00%, 03/01/21	$45	$48,605
Texas State University System RB
4.50%, 03/15/21	15	15,997
5.00%, 03/15/21	125	135,040
Series A
5.00%, 03/15/21	500	540,160
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	400	438,016
Series A
5.00%, 04/01/21	640	693,126
Texas Water Development Board RB Series A
5.00%, 10/15/21	275	301,136
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/21	170	185,336
University of Houston RB
Series A
5.00%, 02/15/21	150	161,835
University of North Texas RB
Series A
5.00%, 04/15/21	40	43,292
University of Texas System (The) RB
Series A
4.00%, 08/15/21	90	95,518
Series B
5.00%, 08/15/21	80	87,434
Series C
5.00%, 08/15/21	280	306,018
Series D
5.00%, 08/15/21	150	163,938
Series I
5.00%, 08/15/21	100	109,292

		21,844,028
UTAH — 1.08%
Central Utah Water Conservancy District GOL Series C
5.00%, 04/01/21	80	86,617
County of Salt Lake UT RB Series A
5.00%, 02/01/21	75	81,046

Security	Principal (000s)	Value
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/21	$90	$95,348
State of Utah GO
Series 2011-A
5.00%, 07/01/24 (PR 07/01/21)	530	577,986
Series A
4.00%, 07/01/21	35	37,135
5.00%, 07/01/26 (PR 07/01/21)	400	436,216
University of Utah (The) RB
Series A
5.00%, 08/01/21	175	191,133
Utah State Building Ownership Authority RB
5.00%, 05/15/21	345	374,384
Utah Transit Authority RB
Series A
5.00%, 06/15/21	105	114,179

		1,994,044
VERMONT — 0.34%
Vermont Municipal Bond Bank RB Series 3
5.00%, 12/01/21	565	620,811

		620,811
VIRGINIA — 6.01%
City of Alexandria VA
5.00%, 07/15/21	35	38,263
City of Norfolk VA GO
5.00%, 08/01/21	40	43,635
City of Norfolk VA Water Revenue RB
5.00%, 11/01/21	105	115,365
City of Virginia Beach VA GO
Series B
5.00%, 09/15/21 (SAW)	75	82,217
County of Arlington VA GO
Series A
4.00%, 08/01/29 (PR 08/01/21)	2,000	2,119,280
5.00%, 08/01/21	155	169,494
5.00%, 08/15/21	210	229,864
Series C
5.00%, 08/15/22 (PR 02/15/21)	1,100	1,188,341
County of Chesterfield VA GO Series B
5.00%, 01/01/21 (SAW)	200	215,700

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security		Principal (000s)	Value
County of Fairfax VA GO
Series A
5.00%, 10/01/21	(SAW)	$100	$109,816
5.00%, 10/01/25	(PR 10/01/21) (SAW)	1,250	1,367,937
Series B
5.00%, 04/01/21	(SAW)	115	124,853
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/24	(PR 07/15/21)	580	633,140
County of Henrico VA GO
5.00%, 07/15/21		190	207,592
Fairfax County Economic Development Authority RB
Series A
5.00%, 10/01/21		80	87,465
University of Virginia RB
Series B
5.00%, 08/01/21		75	81,989
Virginia College Building Authority RB
5.00%, 02/01/21		505	544,865
5.00%, 09/01/21		50	54,673
Series 2
5.00%, 09/01/21		35	38,271
Series A
5.00%, 09/01/21		335	366,309
Series E -1
5.00%, 02/01/21		170	183,420
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21		80	86,542
5.00%, 05/15/21		200	217,218
5.00%, 05/15/21	(SAP)	125	135,761
5.00%, 09/15/21		245	268,074
Series B
5.00%, 09/15/21		75	82,064
Virginia Public Building Authority RB
Series A
5.00%, 08/01/21		265	289,255
Series B
5.00%, 08/01/21		195	212,848
Virginia Public School Authority RB
5.00%, 01/15/21	(SAW)	125	134,541
5.00%, 08/01/21		185	201,689
5.00%, 08/01/21	(SAW)	75	81,964

Security	Principal (000s)	Value
5.00%, 11/01/21	$300	$329,613
Series A
5.00%, 08/01/21 (SAW)	35	38,146
Series B
4.00%, 08/01/26 (PR 08/01/21)	525	556,311
Series IV
5.00%, 04/15/21	105	113,705
Virginia Resources Authority RB
5.00%, 10/01/21	115	126,129
5.00%, 11/01/21 (SAW)	30	32,961
Series B
5.00%, 11/01/21	140	153,819

		11,063,129
WASHINGTON — 5.15%
Auburn School District No. 408 of King & Pierce Counties GO
4.00%, 12/01/21 (GTD)	20	21,268
Central Puget Sound Regional Transit Authority RB
Series S-1
5.00%, 11/01/21	75	82,377
City of Bellevue WA GOL
5.00%, 12/01/21	475	523,132
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/21	115	124,614
City of Seattle WA GO
5.00%, 09/01/21	110	120,504
5.00%, 12/01/21	460	506,612
City of Seattle WA GOL
4.50%, 03/01/21	50	53,451
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 09/01/21	60	65,628
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	355	388,179
Series A
5.00%, 02/01/21	100	107,894
Series B
5.00%, 04/01/21	300	324,993
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	75	81,423

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.00%, 09/01/21	$125	$136,725
City of Tacoma WA Electric System Revenue RB
Series A
5.00%, 01/01/21	250	268,882
City of Vancouver WA GOL
Series B
5.00%, 12/01/21	195	214,262
Clark County Public Utility District No. 1 RB
5.00%, 01/01/21	205	220,207
County of King WA GO
5.00%, 12/01/21	125	137,439
County of King WA GOL
5.00%, 01/01/21	50	53,844
5.00%, 06/01/21	80	87,034
5.00%, 07/01/21	160	174,384
5.00%, 12/01/21	60	65,971
Series E
4.00%, 06/01/21	100	105,822
County of King WA Sewer Revenue RB
Series A
5.00%, 01/01/21	80	86,150
Series B
4.00%, 01/01/21	150	157,662
5.00%, 07/01/21	125	136,238
Energy Northwest RB
5.00%, 07/01/21	55	59,892
Series A
5.00%, 07/01/21	690	751,369
Franklin County School District No. 1 Pasco GO
4.00%, 12/01/21 (GTD)	130	138,243
King County Public Hospital District No. 2 GO
5.00%, 12/01/21	50	54,704
King County School District No. 405 Bellevue GO
Series A
5.00%, 12/01/21 (GTD)	125	137,347
Lewis County Public Utility District No. 1 RB
5.00%, 10/01/21	20	21,880

Security	Principal (000s)	Value
Pierce County School District No. 416 White River GO
5.00%, 12/01/21 (GTD)	$50	$54,885
Port of Seattle WA RB
Series A
4.00%, 08/01/21	115	121,228
5.00%, 08/01/21	100	108,529
5.25%, 07/01/21	150	163,759
Series B
5.00%, 03/01/21	165	177,700
Public Utility District No. 1 of Cowlitz County WA RB
Series A
5.00%, 09/01/21	25	27,202
Snohomish County Public Utility District No. 1 RB
4.00%, 12/01/21	175	186,097
Snohomish County School District No. 15 Edmonds RB
5.00%, 12/01/21	25	27,442
Snohomish County School District No. 2 Everett GO
5.00%, 12/01/21 (GTD)	210	230,515
State of Washington COP
5.00%, 07/01/21	40	43,506
Series B
4.00%, 07/01/21	225	237,872
State of Washington GO
5.00%, 07/01/21	260	283,374
Series 03-C
0.00%, 06/01/21[a]	115	107,373
Series 2016-A
5.00%, 07/01/21	140	152,586
Series B
5.00%, 08/01/21	215	234,750
Series C
0.00%, 06/01/21 (FGIC)[a]	200	186,736
5.00%, 06/01/21	100	108,793
Series R
5.00%, 07/01/21	255	277,924
Series R-2013A
5.00%, 07/01/21	105	114,440
Series R-2015
5.00%, 07/01/21	100	108,990

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series R-2015E
5.00%, 07/01/21	$445	$485,005
State of Washington RB
5.00%, 09/01/21	430	468,158
University of Washington RB
5.00%, 07/01/21	15	16,353
Series A
5.00%, 04/01/21	70	75,873
Series B
5.00%, 06/01/21	25	27,206
Series C
5.00%, 07/01/21	35	38,158

		9,472,584
WEST VIRGINIA — 0.36%
State of West Virginia GO
Series A
5.00%, 11/01/21	340	372,837
West Virginia State School Building Authority Lottery RB
Series A
5.00%, 07/01/21	150	163,100
West Virginia University RB Series B
5.00%, 10/01/21	25	27,281
West Virginia Water Development Authority RB
5.00%, 07/01/21	100	108,829

		672,047
WISCONSIN — 1.75%
City of Milwaukee WI GO
5.00%, 05/01/21	25	27,088
Series N-3
5.00%, 05/15/21	95	103,032
Milwaukee County Metropolitan Sewer District GO
Series A
5.25%, 10/01/21	150	165,693
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/21 (ETM)	55	58,050
5.00%, 06/01/21 (ETM)	100	108,512
Series 2
5.00%, 06/01/21 (ETM)	30	32,554
State of Wisconsin GO
5.00%, 05/01/21	205	222,679

Security	Principal or Shares (000s)	Value
Series 1
5.00%, 05/01/21	$305	$331,304
5.00%, 11/01/21	220	241,639
Series 2
4.00%, 11/01/21	210	223,606
5.00%, 05/01/21	45	48,881
5.00%, 11/01/21	155	170,246
Series 3
5.00%, 11/01/21	365	400,901
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21	505	550,237
Series 2
5.00%, 07/01/21	295	321,426
Wisconsin Health & Educational Facilities Authority RB
4.00%, 11/15/21	50	52,993
WPPI Energy RB
Series A
5.00%, 07/01/21	150	163,389

		3,222,230

TOTAL MUNICIPAL BONDS & NOTES (Cost: $185,104,525)		181,691,882

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Liquidity Funds: MuniCash
1.48%[d,e]	385	384,608

		384,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $384,608)		384,608

TOTAL INVESTMENTS IN SECURITIES — 98.92% (Cost: $185,489,133)		182,076,490
Other Assets, Less Liabilities — 1.08%		1,993,540

NET ASSETS — 100.00%		$184,070,030

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO    —  General Obligation

GOL  —  General Obligation Limited

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF

April 30, 2018

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BAM  —  Build America Mutual Assurance Co.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SCSDE  —  South Carolina Department of Education

[a]	Zero-coupon bond.
[b]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[c]	Security is payable upon demand on each reset date.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	1,078	—	(693)[b]	385	$384,608	$2,623	$(6)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$181,691,882	$—	$181,691,882
Money market funds	384,608	—	—	384,608

Total	$384,608	$181,691,882	$—	$182,076,490

See notes to financial statements.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.77%

ALABAMA — 1.13%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$305	$325,081
5.00%, 09/01/22	25	27,734
5.00%, 09/01/23 (PR 09/01/22)	150	167,189
Series H
5.00%, 09/01/22	250	278,648
Alabama Public School & College Authority RB
Series A
5.00%, 02/01/22	70	77,170
Series B
5.00%, 01/01/22	280	308,067
5.00%, 05/01/22	160	177,312
Series C
5.00%, 09/01/22	145	161,679
City of Huntsville AL Water Revenue RB
5.00%, 11/01/22	100	112,064
State of Alabama GO
Series A
5.00%, 08/01/22	490	546,590

		2,181,534
ALASKA — 0.13%
Alaska Municipal Bond Bank Authority RB
Series 1
4.00%, 02/01/22	150	158,438
Series 3
5.00%, 07/01/22	20	21,998
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/22	55	61,134

		241,570
ARIZONA — 3.35%
Arizona Board of Regents COP
Series A
5.00%, 06/01/22	90	99,597
Series B
5.00%, 06/01/22	75	82,997

Security	Principal (000s)	Value
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/22	$325	$360,873
5.00%, 07/01/27 (PR 07/01/22)	415	459,409
Arizona State University RB
Series A
5.00%, 07/01/22	230	255,677
Arizona Transportation Board RB
5.00%, 07/01/22	440	488,831
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/22 (ETM)	125	139,253
5.00%, 10/01/22	195	217,930
City of Chandler AZ GOL
4.00%, 07/01/22	120	128,744
City of Chandler AZ RB
5.00%, 07/01/22	100	111,248
City of Mesa AZ RB
5.00%, 07/01/22	250	277,067
City of Phoenix AZ GO
4.00%, 07/01/22	170	182,388
City of Phoenix AZ GOL
Series C
4.00%, 07/01/22	265	284,311
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	595	660,676
Series A
5.00%, 07/01/22	150	166,557
Series B
5.00%, 07/01/22	260	288,699
City of Scottsdale AZ GO
Series B
5.00%, 07/01/22	215	239,639
City of Tempe AZ GO
Series B
4.50%, 07/01/22	55	60,097
City of Tempe AZ GOL
Series C
4.00%, 07/01/22	55	59,008
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	90	100,010

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series A
5.00%, 07/01/22	$45	$50,005
County of Pima AZ GOL
4.00%, 07/01/22	95	101,727
County of Pima AZ RB
5.00%, 07/01/22	110	122,142
Gilbert Water Resource Municipal Property Corp. RB
5.00%, 07/01/22	105	116,590
Maricopa County Community College District GO
5.00%, 07/01/22	400	444,992
Maricopa County High School District GOL
5.00%, 07/01/22	225	249,836
Salt River Project Agricultural Improvement & Power District RB
Series A
5.00%, 01/01/22	35	38,574
5.00%, 12/01/22	200	224,456
State of Arizona COP
5.00%, 09/01/22	100	110,935
University of Arizona RB
5.00%, 06/01/22	200	221,986
Series A
5.00%, 06/01/22	80	88,794

		6,433,048
ARKANSAS — 0.16%
State of Arkansas GO
5.00%, 10/01/22	205	229,198
University of Arkansas RB
Series A
5.00%, 11/01/22	75	83,877

		313,075
CALIFORNIA — 9.50%
Alameda Corridor Transportation Authority RB
Series A
5.00%, 10/01/22	90	101,148
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/22 (AGM)[a]	110	99,526

Security	Principal (000s)	Value
Benicia Unified School District GO
Series A
0.00%, 08/01/22 (NPFGC)[a]	$25	$22,440
Beverly Hills Unified School District CA GO
0.00%, 08/01/22[a]	60	54,561
Burbank Unified School District GO
Series C
0.00%, 08/01/22 (NPFGC)[a]	90	80,919
California Health Facilities Financing Authority RB
Series A
5.00%, 03/01/22	175	192,292
5.00%, 10/01/22	165	185,439
Series C
5.00%, 08/01/31[b,c]	355	397,018
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	110,366
Series A
5.00%, 10/01/22	290	326,444
California State Public Works Board RB
Series A
4.00%, 04/01/22	20	21,374
5.00%, 04/01/22	105	116,132
Series B
5.00%, 10/01/22	310	346,177
Series C
5.00%, 11/01/22	135	150,979
Series D
5.00%, 09/01/22	210	234,156
5.00%, 09/01/37(PR 09/01/22)	200	224,678
Series F
5.00%, 05/01/22	260	288,132
Series G
5.00%, 11/01/22	95	106,244
Series H
5.00%, 12/01/22	335	375,187
California State University RB
Series A
5.00%, 11/01/22	100	112,795
Series C
5.00%, 11/01/22 (AGM)	30	33,839

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
California Statewide Communities Development Authority RB
5.00%, 05/15/22	$50	$54,911
Series A
5.00%, 05/15/22	100	109,823
Carlsbad Unified School District GO
0.00%, 05/01/22 (NPFGC)[a]	100	91,445
Chabot-Las Positas Community College District GO
5.00%, 08/01/22	120	134,533
City & County of San Francisco CA COP
Series R-1
5.00%, 09/01/22	45	50,512
City & County of San Francisco CA GO
Series R-1
5.00%, 06/15/22	25	27,993
City of Los Angeles CA Wastewater System Revenue RB
Series C
5.00%, 06/01/22	60	67,118
City of Los Angeles Department of Airports RB
Series B
5.00%, 05/15/22	30	33,239
Series C
5.00%, 05/15/22	20	22,159
City of Sacramento CA Water Revenue RB
5.00%, 09/01/22	80	89,659
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	27,152
5.00%, 11/01/22	255	287,862
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/22	95	105,887
Corona-Norco Unified School District GO
Series C
0.00%, 08/01/22 (AGM)[a]	100	90,212

Security	Principal (000s)	Value
County of Los Angeles CA COP
5.00%, 09/01/22	$80	$88,992
County of Santa Clara CA GO
Series B
5.00%, 08/01/22	40	44,827
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/22	80	89,558
East Side Union High School District GO
5.00%, 08/01/22	100	112,111
Encinitas Union School District/CA GO
0.00%, 08/01/22[a]	60	54,492
Evergreen School District GO
5.00%, 09/01/22	100	112,295
Foothill-De Anza Community College District GO
5.00%, 08/01/22	20	22,440
Healdsburg Unified School District GO
Series A
0.00%, 08/01/22[a]	80	72,230
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)[a]	55	49,691
Series D
0.00%, 09/01/22 (NPFGC)[a]	100	90,688
Los Altos Elementary School District GO
4.00%, 08/01/22	25	27,036
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/22	130	145,800
Series G
4.00%, 08/01/22	100	108,102
5.00%, 08/01/22	125	140,192
Los Angeles County Public Works Financing Authority RB
Series D
5.00%, 12/01/22	50	56,346

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Los Angeles County Redevelopment Refunding Authority RB
Series C
5.00%, 12/01/22	$25	$28,011
Los Angeles Department of Water & Power System Revenue RB
4.00%, 07/01/22	45	48,690
Series A
4.00%, 07/01/22	50	54,100
Series B
5.00%, 07/01/22	180	201,926
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/22	470	526,850
Series B
5.00%, 07/01/22	200	224,192
Series C
5.00%, 07/01/22	205	229,797
Manhattan Beach Unified School District GO
0.00%, 09/01/22[a]	25	22,672
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/22	155	173,442
Monterey Peninsula Community College District GO
Series CC
0.00%, 08/01/22[a]	110	97,670
Morgan Hill Redevelopment Agency Successor Agency TA
Series A
5.00%, 09/01/22	50	55,861
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/22[a]	160	144,582
Municipal Improvement Corp. of Los Angeles RB
Series B
5.00%, 11/01/22	130	146,336
New Haven Unified School District GO
0.00%, 08/01/22[a]	50	45,012

Security	Principal (000s)	Value
Novato Unified School District/CA GO
4.00%, 02/01/22	$80	$85,866
Oxnard Financing Authority RB
5.00%, 06/01/22	20	22,182
Poway Redevelopment Agency Successor Agency TA
Series A
5.00%, 06/15/22	25	27,846
Poway Unified School District GO
5.00%, 08/01/22	15	16,797
Redwood City Elementary School District/CA GO
0.00%, 08/01/22 (NPFGC)[a]	40	35,874
Sacramento City Financing Authority RB
Series E
5.25%, 12/01/22 (AMBAC)	330	374,547
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/22	290	323,855
San Diego Regional Building Authority RB
Series A
5.00%, 10/15/22	220	247,282
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/22 (NPFGC)[a]	380	345,485
Series H-2
5.00%, 07/01/22	75	84,072
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A
5.00%, 07/01/22	75	84,040
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A
5.00%, 05/01/22	60	66,955
Series D
5.00%, 05/01/22	100	111,592

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
San Joaquin Delta Community College District GO
Series A
5.00%, 08/01/22	$50	$56,012
San Jose Financing Authority RB
Series A
5.00%, 06/01/22	50	55,807
San Juan Unified School District GO
0.00%, 08/01/22 (AGM)[a]	25	22,620
San Mateo County Community College District GO
4.00%, 09/01/22	30	32,477
Series A
0.00%, 09/01/22 (NPFGC)[a]	175	158,907
San Rafael City High School District/CA GO
Series B
0.00%, 08/01/22 (NPFGC)[a]	100	90,516
San Rafael Redevelopment Agency TA
0.00%, 12/01/22[a]	75	66,751
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22	110	118,820
Santa Ana Unified School District GO
Series B
0.00%, 08/01/22 (NPFGC)[a]	40	35,724
Santa Monica Community College District GO
Series E
0.00%, 08/01/22[a]	50	45,410
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/22 (NPFGC)[a]	55	50,014
Saratoga Union School District GO
Series A
0.00%, 09/01/22 (NPFGC)[a]	70	63,482
Sierra Joint Community College District School Facilities District No. 2 GO
Series B
0.00%, 08/01/22 (NPFGC)[a]	50	45,087
Sonoma County Junior College District GO
5.00%, 08/01/22	115	128,928

Security	Principal (000s)	Value
Southern California Public Power Authority RB
Series A
5.00%, 07/01/22	$40	$44,736
State of California Department of Water Resources Power Supply Revenue RB
Series O
4.00%, 05/01/22	105	113,238
5.00%, 05/01/22	450	502,533
State of California Department of Water Resources RB
5.00%, 12/01/22	150	169,459
Series AS
5.00%, 12/01/22	75	84,730
Series AW
5.00%, 12/01/22	15	16,946
Series AX
5.00%, 12/01/22	100	112,973
State of California GO
4.00%, 02/01/22	30	32,110
5.00%, 02/01/22	150	165,934
5.00%, 03/01/22	30	33,244
5.00%, 04/01/22	125	138,749
5.00%, 05/01/22	365	405,975
5.00%, 08/01/22	480	536,472
5.00%, 09/01/22	2,595	2,904,895
5.00%, 10/01/22	425	476,497
5.00%, 11/01/22	290	325,647
5.00%, 12/01/22	50	56,230
5.25%, 09/01/22	115	129,917
5.25%, 10/01/22	495	560,172
Series A
5.00%, 09/01/22	105	117,539
Torrance Unified School District GO
5.00%, 08/01/22	40	44,844
University of California RB
Series AO
4.00%, 05/15/22	20	21,616
5.00%, 05/15/22	170	190,310
Series G
5.00%, 05/15/22	40	44,696

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Ventura County Community College District GO
Series C
0.00%, 08/01/22[a]	$250	$226,765
William S Hart Union High School District GO
Series B
0.00%, 09/01/22 (AGM)[a]	25	22,604

		18,262,071
COLORADO — 0.83%
Board of Governors of Colorado State University System RB
Series A
5.00%, 03/01/22	105	115,862
Series B
5.00%, 03/01/22	175	193,104
City & County of Denver CO GO
0.00%, 01/29/22[a]	20	18,272
City & County of Denver Co. Airport System Revenue RB
Series B
5.00%, 11/15/22	185	206,314
City & County of Denver Co. RB Series A
5.00%, 08/01/22	100	111,205
City of Colorado Springs CO Utilities System Revenue RB
Series A
5.00%, 11/15/22	20	22,377
Denver City & County School District No. 1 GO
Series B
4.00%, 12/01/22 (SAW)	75	80,817
5.00%, 12/01/25 (PR 12/01/22)
(SAW)	225	251,784
5.00%, 12/01/26 (PR 12/01/22)
(SAW)	170	190,237
5.00%, 12/01/31 (PR 12/01/22)
(SAW)	115	128,690
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/22 (NPFGC)[a]	90	81,062

Security	Principal (000s)	Value
Summit County School District No. Re-1 Summit GO
5.00%, 12/01/22 (SAW)	$75	$83,893
University of Colorado RB
Series A-1
4.00%, 06/01/22	25	26,797
Series B
5.00%, 06/01/22	85	94,414

		1,604,828
CONNECTICUT — 1.60%
Connecticut State Health & Educational Facilities Authority RB
Series A-1
5.00%, 07/01/42[b,c]	345	382,788
Series E
5.00%, 07/01/22	150	166,051
State of Connecticut GO
Series A
4.00%, 03/01/22	50	52,219
5.00%, 10/15/22	255	277,993
Series C
5.00%, 06/01/22	70	75,926
5.00%, 06/15/22	90	97,687
Series D
5.00%, 06/15/22	20	21,708
Series E
5.00%, 08/15/22	175	190,367
5.00%, 10/15/22	565	615,946
Series F
5.00%, 11/15/22	90	98,218
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 01/01/22	100	108,771
5.00%, 08/01/22	50	54,752
5.00%, 09/01/22	180	197,347
5.00%, 10/01/22	165	181,120
Series B
5.00%, 08/01/22	135	147,829
5.00%, 09/01/22	140	153,492
University of Connecticut RB
Series A
5.00%, 02/15/22	105	114,106
5.00%, 08/15/22	125	136,929

		3,073,249

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
DELAWARE — 0.31%
Delaware Transportation Authority RB
5.00%, 06/01/22	$170	$187,428
5.00%, 07/01/22	295	327,810
State of Delaware GO
Series B
5.00%, 07/01/22	25	27,854
University of Delaware RB
Series A
5.00%, 11/01/22	50	55,964

		599,056
DISTRICT OF COLUMBIA — 1.24%
District of Columbia GO
Series A
5.00%, 06/01/22	685	760,013
Series D
5.00%, 06/01/22	200	221,902
District of Columbia RB
5.00%, 07/15/22	75	82,939
Series A
4.00%, 12/01/22	75	80,749
5.00%, 12/01/22	290	325,058
Series C
4.00%, 12/01/22	130	139,965
5.00%, 12/01/22	120	134,507
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/22	100	111,625
Series C
5.00%, 10/01/22	140	156,275
Metropolitan Washington Airports Authority RB
Series C
5.00%, 10/01/22	330	368,953

		2,381,986
FLORIDA — 5.69%
Board of Governors State University System of Florida RB
Series A
5.00%, 07/01/22	30	33,185

Security	Principal (000s)	Value
Broward County FL Water & Sewer Utility Revenue RB
Series B
5.00%, 10/01/22	$140	$156,589
Central Florida Expressway Authority RB
Series B
4.00%, 07/01/22	55	58,826
City of Jacksonville FL RB
5.00%, 10/01/22	320	355,572
Series A
4.00%, 10/01/22	50	53,439
5.00%, 10/01/22	100	111,091
Series C
5.00%, 10/01/22	100	110,958
City of Tallahassee FL Energy System Revenue RB
5.00%, 10/01/22	25	27,906
City of Tampa FL RB
5.00%, 10/01/22	155	172,813
Series A
5.00%, 10/01/22	100	111,715
Series B
5.00%, 10/01/22	50	55,858
County of Broward FL Airport System Revenue RB
Series C
5.00%, 10/01/22	245	272,391
Series P-2
5.00%, 10/01/22	100	111,180
Series Q-1
5.00%, 10/01/22	50	55,590
County of Hillsborough FL RB
5.00%, 11/01/22	160	177,706
County of Lee FL Transportation Facilities Revenue RB
5.00%, 10/01/22 (AGM)	100	111,091
County of Miami-Dade FL Aviation Revenue RB
Series B
5.00%, 10/01/22	310	344,382
County of Miami-Dade FL RB
Series A
5.00%, 10/01/22	45	49,851

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
County of Miami-Dade FL Transit System RB
5.00%, 07/01/22	$50	$55,267
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	210	233,665
Series B
5.25%, 10/01/22 (AGM)	125	140,726
County of Orange FL Sales Tax Revenue RB
Series C
5.00%, 01/01/22	30	33,007
County of Palm Beach FL RB
5.00%, 05/01/22	60	66,419
5.00%, 06/01/22	80	88,695
5.00%, 11/01/22	45	50,265
Series A
5.00%, 11/01/22	50	55,850
County of Palm Beach FL Water & Sewer Revenue RB
4.00%, 10/01/22	30	32,207
County of Pasco FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/22	45	50,191
County of Sarasota FL RB
5.00%, 10/01/22	55	61,394
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/22	190	210,811
Florida Department of Management Services COP
Series A
5.00%, 08/01/22	145	160,937
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/22	215	238,846
Florida State University Housing Facility Revenue RB
Series A
5.00%, 05/01/22	250	275,738

Security	Principal (000s)	Value
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/22	$400	$444,320
Series B
5.00%, 07/01/22	165	183,282
Jacksonville Transportation Authority RB
5.00%, 08/01/22	155	172,301
JEA Electric System Revenue RB
Series A
5.00%, 10/01/22	265	294,310
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/22	140	155,750
Miami-Dade County Educational Facilities Authority Revenue RB
Series B
5.25%, 04/01/22	65	72,085
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/22	45	49,740
Series B
5.00%, 07/01/22	265	292,915
Orange County School Board COP
Series D
5.00%, 08/01/22	140	155,147
Orlando Utilities Commission RB
Series A
5.00%, 10/01/22	275	307,092
Series C
4.00%, 10/01/22	50	53,744
5.00%, 10/01/22	190	212,173
5.25%, 10/01/22	130	146,531
Orlando-Orange County Convention Center RB
5.00%, 10/01/22	250	278,285
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	265	293,246
Series B
5.00%, 07/01/22	185	205,108

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Palm Beach County School District COP
Series B
5.00%, 08/01/22	$165	$182,782
Series D
5.00%, 08/01/22	130	144,010
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/22	75	83,275
Series B
4.00%, 06/01/22	110	117,420
School Board of Miami-Dade County (The) COP
5.00%, 11/01/22	85	94,253
Series A
5.00%, 05/01/22	315	346,544
Series D
5.00%, 02/01/22	35	38,307
School Board of Miami-Dade County (The) GO
5.00%, 03/15/22	130	143,529
School District of Broward County/FL COP
Series A
5.00%, 07/01/22	215	238,097
Series B
5.00%, 07/01/22	20	22,149
Series C
5.00%, 07/01/22	250	276,857
State of Florida GO
Series A
5.00%, 06/01/22	430	476,914
5.00%, 07/01/22	95	105,766
Series B
5.00%, 06/01/22	280	310,548
Series C
5.00%, 06/01/22	295	327,185
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/22	410	455,428
Volusia County School Board COP
Series A
5.00%, 08/01/22	115	127,295

		10,930,549

Security	Principal (000s)	Value
GEORGIA — 1.19%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	$30	$33,537
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/22	150	165,747
Series B
5.00%, 10/01/22 (GTD)	50	56,014
Gwinnett County Development Authority COP
5.25%, 01/01/22 (NPFGC)	45	49,821
Gwinnett County School District GO
5.00%, 02/01/22	345	380,994
Municipal Electric Authority of Georgia RB
Series A
5.00%, 11/01/22	135	149,272
State of Georgia GO
Series A
5.00%, 02/01/22	100	110,547
Series C
4.00%, 09/01/22	180	193,619
4.00%, 10/01/22	1,075	1,157,367

		2,296,918
HAWAII — 3.78%
City & County Honolulu HI Wastewater System Revenue RB
Series A
5.00%, 07/01/22	150	166,625
5.00%, 07/01/25 (PR 07/01/22)	1,155	1,285,896
5.00%, 07/01/30 (PR 07/01/22)	125	139,166
Series B
5.00%, 07/01/22	120	133,346
City & County of Honolulu HI GO
Series A
5.00%, 10/01/22	375	418,594
5.00%, 11/01/22 (ETM)	25	28,004
5.00%, 11/01/25 (PR 11/01/22)	2,000	2,240,360
Series B
5.00%, 10/01/22	100	111,625
5.00%, 11/01/22	75	83,843

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series C
5.00%, 10/01/22	$145	$161,856
County of Hawaii HI GO
Series A
5.00%, 09/01/22	145	161,616
Series B
5.00%, 09/01/22	170	189,480
Honolulu City & County Board of Water Supply RB
Series A
5.00%, 07/01/22	20	22,224
State of Hawaii GO
Series EE
4.00%, 11/01/22 (ETM)	35	37,715
5.00%, 11/01/23 (PR 11/01/22)	580	648,388
5.00%, 11/01/27 (PR 11/01/22)	115	128,560
Series EF
5.00%, 11/01/22	220	246,338
Series EP
5.00%, 08/01/22	120	133,756
Series EZ
5.00%, 10/01/22	175	195,657
Series FE
5.00%, 10/01/22	180	201,247
Series FH
5.00%, 10/01/22	455	508,708
Series FN
5.00%, 10/01/22	25	27,951

		7,270,955
IDAHO — 0.11%
Idaho Housing & Finance Association RB
5.00%, 07/15/22	195	215,475

		215,475
ILLINOIS — 2.01%
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/22	55	60,147
Series B
5.00%, 01/01/22	125	136,698
Series C
5.00%, 01/01/22	110	120,294

Security	Principal (000s)	Value
Series D
5.00%, 01/01/22	$70	$76,551
Illinois Finance Authority RB
5.00%, 07/01/22	55	60,955
5.00%, 10/01/22	25	27,541
Series A
5.00%, 10/01/22	65	72,383
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/22	230	256,105
Series D
5.00%, 01/01/22	125	136,882
Metropolitan Pier & Exposition Authority RB
5.65%, 06/15/22 (ETM, NPFGC)	5	5,669
5.65%, 06/15/22 (NPFGC)	65	71,838
Regional Transportation Authority RB
Series A
5.50%, 07/01/22 (NPFGC)	55	61,485
State of Illinois GO
0.00%, 08/01/22[a]	100	83,922
4.00%, 02/01/22	25	25,059
4.00%, 09/01/22	100	100,272
5.00%, 02/01/22	425	440,678
5.00%, 05/01/22	255	265,001
Series A
4.00%, 01/01/22	210	210,487
5.00%, 12/01/22	500	522,210
Series D
5.00%, 11/01/22	700	730,604
State of Illinois RB
5.00%, 06/15/22	155	169,438
Series C
5.00%, 06/15/22	100	109,315
University of Illinois RB
Series A
5.00%, 04/01/22	105	113,302

		3,856,836
INDIANA — 0.49%
Ball State University RB
5.00%, 07/01/22	45	49,721
Series R
5.00%, 07/01/22	100	110,492

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Indiana Finance Authority RB
5.00%, 12/01/22	$50	$55,790
Series A
5.00%, 02/01/22	125	138,089
5.00%, 10/01/22	155	171,095
Series B
5.00%, 02/01/22	90	99,424
Indiana University RB Series A
5.00%, 06/01/22	225	250,200
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.50%, 01/01/22 (NPFGC)	25	27,674
Series E
0.00%, 02/01/22[a]	50	45,623

		948,108
IOWA — 0.77%
Ankeny Community School District GO
Series A
4.00%, 06/01/22	25	26,576
City of Cedar Rapids IA GO
Series A
5.00%, 06/01/22	125	138,844
City of Des Moines IA GO
Series B
5.00%, 06/01/22	175	193,588
Series E
5.00%, 06/01/22	195	215,713
Des Moines Independent Community School District RB
5.00%, 06/01/22	25	27,645
Iowa City Community School District RB
5.00%, 06/01/22	120	132,253
Iowa Finance Authority RB
5.00%, 08/01/22	65	72,507
Iowa State Board of Regents RB
4.00%, 09/01/22	215	230,162
State of Iowa RB
Series A
5.00%, 06/01/22	405	448,185

		1,485,473

Security	Principal (000s)	Value
KANSAS — 0.50%
City of Overland Park KS GO
Series A
5.00%, 09/01/22	$100	$111,766
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/22	535	597,242
Series C
5.00%, 09/01/22	100	111,634
Wyandotte County-Kansas City Unified Government Utility System Revenue RB
Series A
5.00%, 09/01/22	125	138,396

		959,038
KENTUCKY — 0.06%
Kentucky State Property & Building Commission RB
Series B
5.00%, 11/01/22	100	109,857

		109,857
LOUISIANA — 0.88%
East Baton Rouge Sewerage Commission RB
Series B
5.00%, 02/01/22	50	54,705
Louisiana Office Facilities Corp. RB
5.00%, 11/01/22	50	55,286
Louisiana State University & Agricultural & Mechanical College RB
5.00%, 07/01/22	20	21,932
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1
4.00%, 05/01/22	70	74,824
5.00%, 05/01/22	70	77,489
State of Louisiana GO
Series A
5.00%, 08/01/22	100	110,734
5.00%, 09/01/22	100	110,891
Series B
5.00%, 08/01/22	50	55,367

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series C
4.00%, 07/15/22	$125	$133,360
5.00%, 07/15/22	75	83,002
5.00%, 07/15/25 (PR 07/15/22)	295	328,730
5.00%, 07/15/26 (PR 07/15/22)	500	557,170
State of Louisiana RB
Series A
5.00%, 06/15/22	25	27,483

		1,690,973
MAINE — 0.55%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/22	360	400,464
5.00%, 11/01/22	100	111,972
Series B
5.00%, 11/01/22	55	61,435
Series C
5.00%, 11/01/22	170	189,890
Maine Turnpike Authority RB
5.00%, 07/01/22	155	172,239
State of Maine GO
Series B
5.00%, 06/01/22	110	122,183

		1,058,183
MARYLAND — 4.21%
City of Baltimore MD GO
Series B
5.00%, 10/15/22	225	251,075
City of Baltimore MD RB
Series A
5.00%, 07/01/22	135	149,730
Series D
5.00%, 07/01/22	50	55,540
County of Anne Arundel MD GOL
5.00%, 04/01/22	130	143,886
County of Baltimore MD COP
5.00%, 10/01/22	60	66,788
County of Baltimore MD GO
5.00%, 02/01/22	150	165,478
Series B
5.00%, 08/01/22	150	167,130
County of Baltimore MD RB
Series B
5.00%, 07/01/22	40	44,364

Security	Principal (000s)	Value
Series C
4.00%, 09/01/22	$105	$112,854
County of Charles MD GO
5.00%, 10/01/22	500	558,795
County of Frederick MD GO
Series A
5.00%, 08/01/22	200	222,840
County of Montgomery MD GO
Series C
5.00%, 10/01/22	500	558,795
County of Prince George’s MD COP
5.00%, 10/15/22	50	55,930
Maryland Health & Higher Educational Facilities Authority RB
Series A
5.00%, 07/01/22	195	216,852
Maryland State Transportation Authority RB
5.00%, 07/01/22	115	127,694
State of Maryland Department of Transportation RB
5.00%, 09/01/22	375	418,627
State of Maryland GO
First Series C
4.00%, 08/15/22	160	171,918
Series A
5.00%, 03/01/22	150	165,751
5.00%, 08/01/22	750	835,650
5.00%, 03/01/24 (PR 03/01/22)	1,300	1,433,991
Series B
5.00%, 08/01/22	550	612,810
Series C
5.00%, 08/01/22	565	629,523
Washington Suburban Sanitary Commission GO
5.00%, 06/01/22	830	921,923

		8,087,944
MASSACHUSETTS — 4.30%
Boston Water & Sewer Commission RB
Series A
4.25%, 11/01/22	40	43,529
City of Boston MA GO
Series B
5.00%, 04/01/22	250	277,397

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/22	$280	$319,654
Commonwealth of Massachusetts GOL
Series A
5.00%, 05/01/22	50	55,410
5.00%, 07/01/22	275	305,701
Series B
5.00%, 07/01/22	55	61,140
5.00%, 08/01/22	270	300,602
5.25%, 08/01/22	200	224,684
5.25%, 09/01/22 (AGM)	230	258,819
Series C
5.00%, 04/01/22	165	182,493
5.00%, 08/01/22	140	155,868
5.00%, 10/01/22	275	307,092
5.00%, 07/01/24 (PR 07/01/22)	260	288,917
Series E
5.00%, 09/01/22	85	94,814
5.00%, 09/01/25 (PR 09/01/22)	390	434,690
5.00%, 09/01/28 (PR 09/01/22)	1,285	1,432,248
Series F
5.00%, 11/01/23 (PR 11/01/22)	570	637,209
5.00%, 11/01/25 (PR 11/01/22)	100	111,791
5.00%, 11/01/26 (PR 11/01/22)	200	223,582
Series H
5.00%, 12/01/22	145	162,394
Massachusetts Bay Transportation Authority RB
Series A
0.00%, 07/01/22[a]	100	90,469
5.00%, 07/01/22	560	622,989
5.25%, 07/01/22	40	44,896
Series B
5.25%, 07/01/22	290	325,494
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	135	150,765
Massachusetts Department of Transportation RB
Series C
0.00%, 01/01/22 (NPFGC)[a]	25	22,891

Security	Principal (000s)	Value
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	$100	$110,743
Series A
5.00%, 07/15/22	200	223,380
Massachusetts Port Authority RB
Series B
4.00%, 07/01/22	20	21,424
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/22	530	591,517
University of Massachusetts Building Authority RB
Series 1
5.00%, 11/01/22	50	55,827
Series 2
5.00%, 11/01/22	120	133,985

		8,272,414
MICHIGAN — 1.38%
Michigan Finance Authority RB
4.00%, 10/01/22	150	161,231
5.00%, 08/01/22	80	88,587
Michigan State Building Authority RB
Series A
5.00%, 10/15/22	475	528,765
Series I
5.00%, 04/15/22	145	159,941
Michigan State Hospital Finance Authority RB
Series 200
4.00%, 11/01/22	250	267,507
Michigan State University RB
Series A
5.00%, 08/15/22	270	299,584
State of Michigan GO
Series A
5.00%, 12/01/22	300	335,988
Series B
5.00%, 11/01/22	265	296,365
State of Michigan RB
5.00%, 03/15/22	50	54,970

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22	$410	$459,110

		2,652,048
MINNESOTA — 1.30%
Metropolitan Council GO
Series B
5.00%, 09/01/22	125	139,432
Series I
4.00%, 03/01/22	325	347,357
Minneapolis-St Paul Metropolitan Airports Commission RB
Series B
5.00%, 01/01/22	245	269,287
Minnesota Municipal Power Agency RB
Series A
5.00%, 10/01/22	40	44,348
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/22	50	55,348
Southern Minnesota Municipal Power Agency RB
Series A
0.00%, 01/01/22[a]	50	45,600
5.00%, 01/01/22	45	49,394
State of Minnesota GO
Series B
5.00%, 08/01/22	765	852,034
Series F
5.00%, 10/01/22	260	290,459
State of Minnesota RB
Series A
5.00%, 06/01/22	75	83,183
Series B
5.00%, 03/01/22	185	204,138
Western Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/22	115	126,315

		2,506,895

Security	Principal (000s)	Value
MISSISSIPPI — 0.21%
Mississippi Development Bank SO
5.00%, 01/01/22	$45	$49,112
State of Mississippi GO
Series C
5.00%, 10/01/22	70	78,075
Series F
4.00%, 11/01/22	145	155,796
Series H
5.00%, 12/01/22	100	111,858

		394,841
MISSOURI — 0.74%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
5.00%, 11/15/22	75	82,891
Metropolitan St. Louis Sewer District RB
Series B
5.00%, 05/01/22	80	88,818
Missouri Highway & Transportation Commission RB
Series A
5.00%, 05/01/22	75	83,145
Series B
5.00%, 05/01/22	295	327,037
Missouri State Board of Public Buildings RB
Series A
4.00%, 04/01/22	50	53,318
5.00%, 10/01/22	300	334,206
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	42,666
Series A
5.00%, 07/01/22	50	55,687
University of Missouri RB
Series A
5.00%, 11/01/22	315	352,570

		1,420,338

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MONTANA — 0.06%
Montana Department of Transportation RB
5.00%, 06/01/22	$100	$110,047

		110,047
NEBRASKA — 0.80%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/22	75	83,528
City of Omaha NE GO
Series B
5.00%, 11/15/22	255	285,544
City of Omaha NE Sewer Revenue RB
5.00%, 11/15/22	90	100,533
Metropolitan Utilities District of Omaha RB
5.00%, 12/01/22	110	122,891
Nebraska Public Power District RB
Series A
5.00%, 01/01/22	330	362,591
Series C
5.00%, 01/01/22	110	120,864
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
5.00%, 02/01/22	110	120,684
Omaha Public Power District RB
Series A
5.00%, 02/01/23 (PR 02/01/22)	255	280,829
Series AA
5.00%, 02/01/22	55	60,446

		1,537,910
NEVADA — 2.00%
City of Las Vegas NV GOL
Series C
5.00%, 09/01/22	105	116,848
Clark County School District GOL
Series B
5.00%, 06/15/22	230	252,841
Series C
5.00%, 06/15/22	100	109,931

Security	Principal (000s)	Value
Clark County Water Reclamation District GOL
5.00%, 07/01/22	$365	$405,749
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/22	100	110,576
Series C
5.00%, 07/01/22	115	127,162
County of Clark NV GOL
5.00%, 11/01/22	265	296,005
Series A
5.00%, 07/01/22	85	94,382
5.00%, 11/01/22	140	156,380
Series B
5.00%, 11/01/22	170	189,890
County of Clark NV RB
5.00%, 07/01/22	285	315,857
Series A
5.00%, 07/01/22	200	221,654
Nevada System of Higher Education RB
4.00%, 07/01/22	50	53,438
Series A
4.00%, 07/01/22	25	26,719
Series B
5.00%, 07/01/22	285	315,857
State of Nevada GOL
Series B
4.00%, 08/01/22	135	144,742
Series C
5.00%, 08/01/22	130	144,566
Series D-1
5.00%, 03/01/22	465	512,928
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	50	53,787
5.00%, 12/01/22	60	67,142
Washoe County School District/NV GOL
Series A
5.00%, 06/01/22 (PSF)	115	127,026

		3,843,480

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
NEW HAMPSHIRE — 0.06%
New Hampshire Municipal Bond Bank RB
Series D
4.00%, 08/15/22	$100	$107,194

		107,194
NEW JERSEY — 2.40%
Monmouth County Improvement Authority RB
5.00%, 12/01/22 (GTD)	100	112,182
New Jersey Economic Development Authority RB
5.00%, 06/15/22	50	54,068
Series A
4.00%, 07/01/22	150	154,107
Series B
5.00%, 11/01/22	220	236,082
Series DDD
5.00%, 06/15/22	100	106,932
Series II
5.00%, 03/01/22	65	69,256
Series NN
5.00%, 03/01/22	860	916,313
Series XX
4.00%, 06/15/22	40	41,100
5.00%, 06/15/22	120	128,318
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	100	106,932
Series A
5.00%, 07/01/22	350	390,702
New Jersey Health Care Facilities Financing Authority RB
Series A
5.00%, 07/01/22	180	198,961
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/22	375	400,995
Series AA
5.00%, 06/15/22	215	229,904
5.00%, 06/15/22 (SAP)	130	139,012

Security	Principal (000s)	Value
New Jersey Turnpike Authority RB
Series A
5.00%, 01/01/43 (PR 07/01/22)	$500	$555,610
Series B
5.00%, 01/01/22	155	170,021
Series C
5.00%, 01/01/22	255	279,712
State of New Jersey GO
5.25%, 08/01/22	175	194,122
Series T
5.00%, 06/01/22	110	120,603

		4,604,932
NEW MEXICO — 1.03%
Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/22 (SAW)	100	111,205
County of Santa Fe NM GO
5.00%, 07/01/22	115	127,839
New Mexico Finance Authority RB
5.00%, 06/15/22	290	322,288
Series D
5.00%, 06/15/22	100	111,134
State of New Mexico GO
5.00%, 03/01/22 (ETM)	90	99,276
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/22	465	516,717
Series B
4.00%, 07/01/22	125	133,954
5.00%, 07/01/22	225	249,361
University of New Mexico (The) RB
Series A
5.00%, 06/01/22	200	221,738
Series C
5.00%, 06/01/22	75	83,152

		1,976,664
NEW YORK — 9.62%
City of New York NY GO
Series 1
5.00%, 08/01/22	295	327,928
Series A
5.00%, 08/01/22	900	1,000,458

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series B-1
5.00%, 12/01/22	$225	$251,368
Series C
5.00%, 08/01/22	370	411,299
Series D
5.00%, 08/01/22	60	66,697
Series E
5.00%, 08/01/22	150	166,743
5.25%, 08/01/22	290	325,293
Series G
5.00%, 08/01/22	100	111,162
Series H
5.00%, 08/01/22	270	300,137
Series I
5.00%, 03/01/22	75	82,701
5.00%, 08/01/22	210	233,440
Series J
5.00%, 08/01/22	360	400,183
County of Nassau NY GOL
Series B
5.00%, 04/01/22	120	131,399
Long Island Power Authority RB
5.00%, 09/01/22	100	110,848
Series B
5.00%, 09/01/22	170	188,441
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/22	75	83,984
Series A-1
5.00%, 11/15/22	85	94,637
Series A-2
5.00%, 11/15/22	165	183,708
Series B
5.00%, 11/15/22	700	779,367
5.25%, 11/15/22	35	39,343
Series B-2
5.00%, 11/15/22	335	372,982
Series C
5.00%, 11/15/22	230	256,077
5.00%, 11/15/22 (ETM)	20	22,497
Series D
5.00%, 11/15/22	45	50,102

Security	Principal (000s)	Value
Series D-1
5.00%, 11/01/22	$335	$372,677
Series E
5.00%, 11/15/22	25	27,835
Series F
5.00%, 11/15/22	220	244,944
Series H
4.00%, 11/15/22 (ETM)	40	43,272
4.00%, 11/15/22	35	37,440
Nassau County Interim Finance Authority RB
Series A
4.00%, 11/15/22	125	135,055
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/22	115	127,952
Series S-2
5.00%, 07/15/22 (SAW)	25	27,816
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/22	100	111,881
Series A-1
5.00%, 08/01/22	200	222,754
5.00%, 11/01/22	30	33,564
Series B
5.00%, 11/01/22	275	307,673
Series B-1
4.00%, 08/01/22	70	75,139
5.00%, 08/01/22	110	122,515
5.00%, 11/01/22	110	123,069
Series C
5.00%, 11/01/22	385	430,742
Series D
5.00%, 11/01/22	105	117,475
Series E-1
5.00%, 02/01/22	95	104,767
Series F-1
5.00%, 02/01/22	175	192,992
New York City Water & Sewer System RB
Series DD
4.00%, 06/15/22	60	64,475
5.00%, 06/15/22	215	239,656

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series EE
4.00%, 06/15/22	$80	$85,967
Series FF
5.00%, 06/15/23 (PR 06/15/22)	50	55,797
New York Convention Center Development Corp. RB
5.00%, 11/15/22	205	229,368
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22 (SAW)	65	72,888
New York Power Authority (The) RB
Series A
5.00%, 11/15/22	25	28,029
New York State Dormitory Authority
Series A
5.50%, 05/15/22	100	112,966
New York State Dormitory Authority RB
Series A
0.00%, 05/15/22 (NPFGC)[a]	25	22,741
5.00%, 02/15/22	255	281,183
5.00%, 03/15/22	395	436,640
5.00%, 04/01/22	130	143,064
5.00%, 07/01/22	770	853,978
5.00%, 10/01/22	260	289,280
Series B
4.00%, 10/01/22	75	80,910
4.00%, 10/01/22 (SAW)	125	133,815
Series C
5.00%, 03/15/22	180	198,805
Series D
5.00%, 02/15/22	430	474,152
Series E
5.00%, 02/15/22	100	110,268
5.00%, 03/15/22	245	270,595
Series F
5.00%, 10/01/22	240	267,473
Series H
5.00%, 10/01/22 (SAW)	100	111,715
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/22	375	417,694

Security	Principal (000s)	Value
Series B
4.00%, 11/15/22	$80	$86,291
5.00%, 06/15/22	60	66,831
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/22	80	88,640
New York State Thruway Authority RB
Series A
5.00%, 03/15/22	135	149,103
Series I
5.00%, 01/01/22	90	98,789
Series J
5.00%, 01/01/22	145	159,159
Series K
4.00%, 01/01/22	80	84,924
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/22	1,195	1,319,842
Series A-2
5.50%, 03/15/22	45	50,531
Series C
5.00%, 03/15/22	125	138,059
Series D
5.00%, 03/15/22	295	325,819
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/22	275	309,521
Series 189
5.00%, 05/01/22	60	66,784
Series 194
5.00%, 10/15/22	175	196,544
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/22	450	504,787
State of New York GO
Series A
5.00%, 03/01/22	100	110,968

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Triborough Bridge & Tunnel Authority RB
Series A
4.00%, 11/15/22	$200	$215,728
5.00%, 11/15/22	305	341,115
Series B
5.00%, 11/15/22	120	134,705
Series B-1
5.00%, 11/15/22	185	207,670

		18,487,625
NORTH CAROLINA — 2.44%
City of Charlotte NC COP
Series C
4.00%, 06/01/22	30	32,011
City of Charlotte NC GO
Series A
5.00%, 07/01/22	200	223,004
City of Fayetteville NC Public Works Commission Revenue RB
5.00%, 03/01/22	50	55,173
City of Raleigh NC GO
Series A
5.00%, 09/01/22	250	279,635
City of Raleigh NC GOL
Series A
4.00%, 10/01/22	20	21,445
County of Boncombe NC GOL
5.00%, 06/01/22	20	22,215
County of Buncombe NC RB
5.00%, 06/01/22	100	111,075
County of Durham NC GO
5.00%, 10/01/22	300	336,084
County of Forsyth NC GO
5.00%, 12/01/22	275	309,009
County of Guilford NC GO
Series A
5.00%, 02/01/22	200	221,094
Series D
5.00%, 08/01/22	115	128,430
County of Mecklenburg NC GO
Series A
5.00%, 09/01/22	110	123,039
Series B
5.00%, 12/01/22	100	112,367

Security	Principal (000s)	Value
County of Mecklenburg NC RB
Series A
5.00%, 10/01/22	$170	$190,067
County of New Hanover NC GO
5.00%, 08/01/22	400	446,712
County of Wake NC GO Series 2010C
5.00%, 03/01/22	100	110,734
County of Wake NC RB Series A
5.00%, 12/01/22	305	341,871
North Carolina Medical Care Commission RB
Series A
5.00%, 10/01/22	215	238,276
North Carolina Municipal Power Agency No. 1 RB
Series B
5.00%, 01/01/22	75	82,157
Series E
5.00%, 01/01/22	120	131,452
State of North Carolina GO
Series D
4.00%, 06/01/22	605	649,964
State of North Carolina RB
5.00%, 03/01/22	125	137,592
Series C
5.00%, 05/01/22	345	382,467

		4,685,873
OHIO — 3.56%
City of Cincinnati OH GO
Series A
4.00%, 12/01/22	50	53,629
City of Cincinnati OH Water System Revenue RB
Series B
5.00%, 12/01/22	90	101,089
City of Columbus OH GO
Series 1
5.00%, 07/01/22	205	228,493
Series A
5.00%, 08/15/22	95	106,150
City of Columbus OH GOL
4.00%, 07/01/22	40	42,800

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
County of Franklin OH GOL
5.00%, 06/01/22	$135	$149,841
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/22	160	178,677
Kent State University RB
Series A
4.00%, 05/01/22	50	53,110
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	126,400
5.00%, 12/01/22	115	128,530
Series A
5.00%, 12/01/22	60	66,728
Ohio State University (The) RB
Series D
5.00%, 12/01/22	360	403,186
Ohio Water Development Authority RB
5.00%, 06/01/22	135	150,120
5.50%, 12/01/22	165	188,753
Series A
5.00%, 06/01/22	215	239,080
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	430	482,580
Series 2015-A
5.00%, 06/01/22	110	122,320
5.00%, 12/01/22	200	224,456
State of Ohio GO
Series A
5.00%, 08/01/22	110	122,326
5.00%, 09/01/22	225	250,585
5.00%, 09/15/22	200	222,938
Series B
5.00%, 08/01/22	275	305,814
5.00%, 09/01/22	270	300,702
Series C
4.25%, 09/15/22	180	195,053
5.00%, 08/01/22	90	100,084

Security	Principal (000s)	Value
Series Q
5.00%, 05/01/22	$50	$55,369
5.00%, 05/01/26 (PR 05/01/22)	1,225	1,356,553
Series S
5.00%, 04/01/22	50	55,241
Series T
5.00%, 11/01/22	135	150,856
Series U
5.00%, 10/01/22	200	223,072
State of Ohio RB
Series A
5.00%, 04/01/22	170	187,485
Series B
5.00%, 10/01/22	250	278,285

		6,850,305
OKLAHOMA — 0.58%
Grand River Dam Authority RB
Series A
4.00%, 06/01/22	75	80,150
5.00%, 06/01/22	60	66,447
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	230	255,095
Series C
4.00%, 07/01/22	70	74,726
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/22	120	133,498
Oklahoma Municipal Power Authority RB
Series B
5.00%, 01/01/22	85	93,049
Oklahoma Turnpike Authority RB
Series D
5.00%, 01/01/22	250	274,690
Oklahoma Water Resources Board RB
5.00%, 04/01/22	100	110,919
University of Oklahoma (The) RB
Series C
5.00%, 07/01/22	25	27,675

		1,116,249

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
OREGON — 1.85%
City of Eugene OR Water Utility System Revenue RB
5.00%, 08/01/22	$65	$72,423
City of Portland OR Water System Revenue RB
5.00%, 10/01/22	50	55,946
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/22 (NPFGC, GTD)[a]	55	50,055
Clackamas Community College District GO
Series B
0.00%, 06/15/22 (GTD)[a]	25	22,752
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/22 (GTD)	100	111,092
Clackamas County Service District No. 1 RB
5.00%, 12/01/22	75	84,067
County of Clackamas OR GO
Series B
5.00%, 06/01/22	100	111,282
County of Washington OR GOL
5.00%, 06/01/22	50	55,538
Lane County School District No. 4J Eugene GO
5.00%, 06/15/22	300	333,276
5.00%, 06/15/22 (GTD)	100	111,092
Oregon State Lottery RB
Series B
5.00%, 04/01/22	85	94,147
Series C
5.00%, 04/01/22	335	371,050
Port of Portland OR Airport RB Series 23
5.00%, 07/01/22	125	138,797
Portland Community College District GO
5.00%, 06/15/22	120	133,411
Salem-Keizer School District No. 24J GO
Series B
0.00%, 06/15/22 (GTD)[a]	180	163,616

Security	Principal (000s)	Value
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/22	$495	$554,519
State of Oregon GO
Series A
5.00%, 05/01/22	105	116,531
Series D
5.00%, 05/01/22	150	166,473
Series F
5.00%, 05/01/22	25	27,746
Series I
5.00%, 08/01/22	255	284,340
Series L
5.00%, 08/01/22	100	111,506
Tri-County Metropolitan Transportation District of Oregon RB
Series A
5.00%, 09/01/22	300	334,770
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/22(GTD)	50	55,546

		3,559,975
PENNSYLVANIA — 1.86%
Bucks County Water & Sewer Authority RB
4.00%, 06/01/22	100	106,183
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 07/01/22	200	221,152
City of Philadelphia PA Water & Wastewater Revenue RB
Series B
5.00%, 07/01/22	200	221,068
Commonwealth of Pennsylvania GO
First Series
5.00%, 03/15/22	200	218,868
5.00%, 04/01/22	10	10,950
5.00%, 06/01/22	360	395,435
5.00%, 06/15/22	100	109,931

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.00%, 07/01/22	$320	$351,971
5.00%, 09/15/22	100	110,372
Second Series
5.00%, 01/15/22	280	305,430
5.00%, 10/15/22	100	110,516
Series T
5.00%, 07/01/22	150	164,986
County of Montgomery GO
5.00%, 05/01/22	175	193,935
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/22	50	55,414
Lower Merion School District GOL
5.00%, 09/15/22	200	223,734
Pennsylvania Higher Educational Facilities Authority RB
Series A
4.00%, 12/01/22	50	53,720
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	221,236
Series A-1
5.00%, 12/01/22	225	249,403
Series B
5.00%, 06/01/22	85	93,124
5.00%, 12/01/22	50	55,423
Philadelphia Gas Works Co. RB
5.00%, 08/01/22	100	110,011

		3,582,862
RHODE ISLAND — 0.92%
Rhode Island Commerce Corp. RB
5.00%, 06/15/22	430	474,479
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/22	260	289,793
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A
5.00%, 10/01/22	250	279,398
Series B
5.00%, 10/01/22	550	614,674

Security	Principal (000s)	Value
State of Rhode Island COP
Series A
5.00%, 10/01/22	$50	$55,435
State of Rhode Island GO
Series A
5.00%, 05/01/22	50	55,269

		1,769,048
SOUTH CAROLINA — 1.06%
Beaufort County School District/SC GO
Series A
5.00%, 03/01/22	35	38,675
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/22	260	289,991
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/22	50	55,105
City of Columbia SC Waterworks & Sewer System Revenue RB
4.00%, 02/01/22	110	117,287
Greenville County School District RB
5.00%, 12/01/22	75	83,444
Piedmont Municipal Power Agency RB
Series A-2
0.00%, 01/01/22[a]	25	22,603
SCAGO Educational Facilities Corp. for Pickens School District RB
5.00%, 12/01/22	70	77,688
South Carolina Public Service Authority RB
Series A
5.00%, 12/01/22	270	296,460
South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/22	515	572,119
State of South Carolina GO
Series B
5.00%, 04/01/22	400	443,360
University of South Carolina RB
5.00%, 05/01/22	35	38,730

		2,035,462

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
TENNESSEE — 1.30%
County of Hamilton TN GO
Series A
5.00%, 05/01/22	$65	$72,244
County of Knox TN GO
Series B
5.00%, 06/01/22	210	233,257
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB
Series D
5.00%, 10/01/22	75	83,619
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	640	711,181
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/22	320	355,181
State of Tennessee GO
Series A
5.00%, 08/01/22	230	256,859
5.00%, 09/01/22	120	134,225
Tennessee Energy Acquisition Corp. RB
Series C
5.00%, 02/01/22	30	32,543
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	196,032
Series A
5.00%, 11/01/22	100	112,018
Series B
5.00%, 11/01/22	140	156,825
Town of Collierville TN GO
Series A
5.00%, 01/01/22	135	148,933

		2,492,917
TEXAS — 10.58%
Aldine Independent School District GO
5.00%, 02/15/22 (PSF)	25	27,519

Security	Principal (000s)	Value
Austin Community College District GOL
5.00%, 08/01/22	$35	$38,922
Austin Community College District Public Facility Corp. RB
5.00%, 08/01/22	95	104,873
Austin Independent School District GO
Series B
5.00%, 08/01/22	75	83,501
Birdville Independent School District GO
Series A
5.00%, 02/15/22 (PSF)	95	104,682
Series B
5.00%, 02/15/22 (PSF)	35	38,567
Canadian River Municipal Water Authority Corp. RB
5.00%, 02/15/22	125	137,453
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	54,496
Series A
5.00%, 01/01/22	10	10,899
Central Texas Turnpike System RB
Series A
0.00%, 08/15/22[a]	180	160,657
City of Arlington TX
5.00%, 08/15/22	105	116,460
City of Austin TX Electric Utility Revenue RB
Series A
5.00%, 11/15/22	230	256,813
City of Austin TX GOL
4.50%, 09/01/22	75	82,119
5.00%, 09/01/22	280	312,329
Series A
5.00%, 09/01/22	105	117,123
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	130	145,155
Series A
5.00%, 05/15/22	75	83,006
5.00%, 11/15/22	90	100,492

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
City of Brownsville TX Utilities System Revenue RB
Series A
5.00%, 09/01/22	$40	$44,096
City of Carrollton TX GOL
5.00%, 08/15/22	175	194,855
City of Corpus Christi TX Utility System Revenue RB
Series C
5.00%, 07/15/22	45	49,820
City of Dallas TX GOL
5.00%, 02/15/22	190	208,059
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A
5.00%, 10/01/22	70	78,169
City of El Paso TX GOL
5.00%, 08/15/22	105	116,233
City of El Paso TX Water & Sewer Revenue RB
5.00%, 03/01/22	30	33,127
City of Fort Worth TX GO
5.00%, 03/01/22	85	93,662
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/22	295	325,178
City of Garland TX Water & Sewer System Revenue RB
5.00%, 03/01/22	50	54,902
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/22	125	139,114
City of Houston TX Combined Utility System Revenue RB
Series B
5.00%, 11/15/22	370	412,458
Series C
5.00%, 05/15/22	225	248,652
City of Houston TX GOL
Series A
5.00%, 03/01/22	290	318,432
City of Houston TX RB
5.00%, 09/01/22	80	87,504

Security	Principal (000s)	Value
City of Lubbock TX GOL
5.00%, 02/15/22	$55	$60,500
City of Plano TX GOL
5.00%, 09/01/22	365	406,505
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.00%, 02/01/22	845	929,948
City of San Antonio Texas GOL
5.00%, 02/01/22	40	44,128
City of San Antonio Texas RB
5.00%, 02/01/22	125	137,566
College Station Independent School District GO
5.00%, 08/15/22 (PSF)	100	111,000
Comal Independent School District GO
Series A
5.00%, 02/01/22 (PSF)	100	110,129
County of Fort Bend TX GO
5.00%, 03/01/22	55	60,562
County of Harris TX GOL
Series B
5.00%, 10/01/22	60	66,868
County of Harris TX RB
Series A
5.00%, 08/15/22	175	194,477
Series B
5.00%, 08/15/22	65	72,235
County of Tarrant TX GOL
5.00%, 07/15/22	55	61,241
Dallas Area Rapid Transit RB
Series A
5.00%, 12/01/22	150	167,717
Series B
4.00%, 12/01/22	125	134,356
5.00%, 12/01/22	45	50,315
Dallas/Fort Worth International Airport RB
Series E
5.00%, 11/01/22	130	144,621
Series F
5.00%, 11/01/22	75	83,435
Series G
5.00%, 11/01/22	25	27,812

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Deer Park Independent School District GOL
5.00%, 02/15/22	$60	$65,977
Eagle Mountain & Saginaw Independent School District GO
Series A
5.00%, 08/15/22 (PSF)	95	105,655
Fort Worth Independent School District GO
5.00%, 02/15/22 (PSF)	140	154,483
Grand Prairie Independent School District GO
5.00%, 02/15/22	150	165,288
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	116,599
5.00%, 11/15/22	25	27,676
Houston Community College System GOL
5.00%, 02/15/22	30	33,127
Houston Independent School District GOL
5.00%, 02/15/22	100	110,115
Series A
5.00%, 02/15/22 (PSF)	50	55,058
Katy Independent School District GO
Series A
4.00%, 02/15/22	20	21,338
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	33,417
Series A
5.00%, 08/15/22 (PSF)	45	50,126
Klein Independent School District GO
Series A
5.00%, 02/01/22 (PSF)	150	165,023
Lamar Consolidated Independent School District GO
5.00%, 02/15/22 (PSF)	295	325,066
Leander Independent School District GO
Series A
0.00%, 08/15/22[a]	135	121,775

Security	Principal (000s)	Value
Lewisville Independent School District GO
Series A
4.00%, 08/15/22 (PSF)	$100	$107,237
5.00%, 08/15/22 (PSF)	45	50,086
Lone Star College System GOL
5.00%, 09/15/22	75	83,470
Series B
5.00%, 02/15/22	95	104,573
Lower Colorado River Authority RB
5.00%, 05/15/22	610	672,708
Series D
5.00%, 05/15/22	50	55,094
Metropolitan Transit Authority of Harris County RB
Series B
5.00%, 11/01/22	120	133,877
Midway Independent School District/McLennan County GO
5.00%, 08/01/22 (PSF)	65	72,227
North Central Texas Health Facility Development Corp. RB
5.00%, 08/15/22	20	22,235
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	61,115
5.25%, 02/01/22 (PSF)	165	183,064
North Texas Municipal Water District RB
6.25%, 06/01/22	85	98,399
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/22	130	144,329
North Texas Tollway Authority RB
Series A
5.00%, 01/01/22	570	625,239
Series B
5.00%, 01/01/22	125	137,114
Northside Independent School District GO
5.00%, 06/15/22	285	315,783
5.00%, 06/15/22 (PSF)	75	83,101

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Northwest Independent School District GO
Series A
5.00%, 02/15/22	$200	$220,230
Permanent University Fund RB
5.00%, 07/01/22	280	311,732
Pflugerville Independent School District GO
5.00%, 02/15/22 (PSF)	90	99,311
Plano Independent School District GO
Series A
5.00%, 02/15/22 (PSF)	60	66,069
Port Authority of Houston of Harris County Texas GO
Series A
5.00%, 10/01/22	90	99,783
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	315	347,105
San Antonio Water System RB
5.00%, 05/15/22	70	77,501
Series A
5.00%, 05/15/22	345	381,970
Series B
5.00%, 05/15/22	200	221,432
San Jacinto College District GOL
5.00%, 02/15/22	100	110,038
Southwest Higher Education Authority Inc. RB
5.00%, 10/01/22	30	33,287
Spring Branch Independent School District GOL
Series B
5.00%, 02/01/22 (PSF)	160	176,146
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	110,871
5.00%, 08/15/22 (PSF)	250	278,040
State of Texas GO
5.00%, 04/01/22	35	38,697
5.00%, 10/01/22	695	775,794
Series A
5.00%, 10/01/22	530	591,613

Security	Principal (000s)	Value
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	$105	$116,693
5.00%, 12/01/22	45	50,294
Tarrant Regional Water District RB
5.00%, 03/01/22	235	259,221
5.00%, 09/01/22	125	139,214
Texas A&M University RB
Series A
5.00%, 05/15/22	75	83,313
Series B
5.00%, 05/15/22	20	22,217
Series D
5.00%, 05/15/22	175	194,397
Texas State University System RB
5.00%, 03/15/22	165	181,978
Series A
5.00%, 03/15/22	420	463,218
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	645	720,271
Series A
5.00%, 04/01/22	285	315,216
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/22	75	83,339
Trinity River Authority LLC RB
5.00%, 02/01/22	135	148,316
University of Houston RB
Series A
5.00%, 02/15/22	105	115,661
University of North Texas RB
5.00%, 04/15/22 (ETM)	60	66,254
5.00%, 04/15/22	125	137,980
Series A
5.00%, 04/15/22	150	165,576
University of Texas System (The) RB
Series A
5.00%, 08/15/22	360	401,472
Series B
5.00%, 08/15/22	75	83,640
Series C
5.00%, 08/15/22	70	78,064

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series E
5.00%, 08/15/22	$120	$133,824
Series I
5.00%, 08/15/22	460	512,992
Weatherford Independent School District GO
0.00%, 02/15/22 (PSF)[a]	100	90,994
Wylie Independent School District/TX GO
Series B
4.00%, 08/15/22 (PSF)	85	91,079

		20,337,958
UTAH — 0.55%
Central Utah Water Conservancy District RB
Series B
5.00%, 10/01/22	40	44,650
Metropolitan Water District of Salt Lake & Sandy RB
Series A
4.00%, 07/01/22	90	96,558
Provo School District GO
5.00%, 06/15/22	20	22,243
Salt Lake City Corp. RB
Series A
4.00%, 10/01/22	70	75,302
State of Utah GO
5.00%, 07/01/22	275	306,515
University of Utah (The) RB
Series B
5.00%, 08/01/22	220	245,219
Utah State Building Ownership Authority RB
5.00%, 05/15/22	25	27,699
Utah Transit Authority RB
5.00%, 06/15/22	105	116,297
Series A
5.25%, 06/15/22	115	128,980

		1,063,463
VERMONT — 0.22%
Vermont Municipal Bond Bank RB
Series 1
5.00%, 12/01/22	325	363,838

Security	Principal (000s)	Value
Series 5
5.00%, 12/01/22	$60	$67,170

		431,008
VIRGINIA — 3.38%
City of Alexandria VA
Series B
5.00%, 06/15/22	270	300,964
City of Alexandria VA GO
Series A
5.00%, 07/15/22 (SAW)	125	139,559
Series B
4.00%, 06/15/25 (PR 06/15/22)	1,245	1,333,793
City of Norfolk VA GO
Series A
5.00%, 09/01/22 (SAW)	130	144,840
City of Richmond VA GO
Series A
5.00%, 03/01/22	100	110,423
Series B
5.00%, 07/15/22	100	111,263
Commonwealth of Virginia GO
Series A
5.00%, 06/01/22	125	139,051
County of Fairfax VA GO
Series A
5.00%, 10/01/22	300	336,219
County of Henrico VA Water & Sewer Revenue RB
5.00%, 05/01/22	30	33,319
County of Loudoun VA GO
Series A
5.00%, 12/01/22 (SAW)	75	84,171
Virginia Beach Development Authority RB
Series B
5.00%, 12/01/22	45	50,378
Virginia College Building Authority RB
Series 2
5.00%, 09/01/22	110	122,701
Series A
5.00%, 09/01/22	190	211,937
5.00%, 09/01/22	50	55,773
Series B
5.00%, 09/01/22	340	379,256

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series D
5.00%, 02/01/22	$90	$99,253
Series E-2
5.00%, 02/01/22	50	55,141
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	235	260,086
Series A
4.50%, 03/15/22	150	162,669
Series B
5.00%, 05/15/22	75	83,006
Series C
5.00%, 05/15/22	175	193,681
Virginia Public Building Authority RB
Series A
5.00%, 08/01/22	205	228,058
Series B
5.00%, 08/01/22	70	77,874
Series C
5.00%, 08/01/22	200	222,496
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	285	316,887
Series A
5.00%, 08/01/22 (SAW)	55	61,139
Series B
5.00%, 08/01/22 (ETM)	5	5,543
5.00%, 08/01/22	335	372,537
5.00%, 08/01/22 (SAW)	65	72,255
Virginia Resources Authority RB
5.00%, 10/01/22	40	44,722
5.00%, 11/01/22	510	571,057
5.00%, 11/01/22 (ETM)	10	11,156
Series A
5.00%, 11/01/22	95	106,373

		6,497,580
WASHINGTON — 5.67%
Central Puget Sound Regional Transit Authority RB
Series S-1
5.00%, 11/01/22	70	78,413
Central Washington University RB
5.00%, 05/01/22	50	55,027

Security	Principal (000s)	Value
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	$200	$221,362
5.00%, 05/01/22	360	399,244
City of Seattle WA GO
Series A
5.00%, 04/01/22	355	393,624
5.00%, 06/01/22	65	72,333
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	145	161,679
Series A
5.00%, 05/01/22	75	83,115
City of Seattle WA Water System Revenue RB
5.00%, 09/01/22	280	312,452
City of Tacoma WA Electric System Revenue
Series B
5.00%, 01/01/22	60	65,948
City of Vancouver WA GOL
Series B
5.00%, 12/01/22	280	312,942
Clark County Public Utility District No. 1 RB
5.00%, 01/01/22	135	147,884
Clark County School District No. 119 Battleground GO
4.00%, 12/01/22 (GTD)	65	69,835
County of King WA GOL
4.00%, 12/01/22	20	21,551
5.00%, 01/01/22	100	110,098
5.00%, 07/01/22	100	111,248
5.25%, 01/01/22	80	88,780
Series C
5.00%, 12/01/22	65	72,858
County of King WA Sewer Revenue RB
Series A
5.00%, 01/01/22	25	27,506
Series B
5.00%, 07/01/22	430	478,005
Series C
4.00%, 01/01/22	100	106,519

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
County of Snohomish WA GOL
5.00%, 12/01/22	$90	$100,672
Energy Northwest RB
Series A
5.00%, 07/01/22	640	710,642
Grant County Public Utility District No. 2 RB
Series A
5.00%, 01/01/22	85	93,269
King County Rural Library District GO
4.00%, 12/01/22	250	268,825
King County School District No. 405 Bellevue GO
5.00%, 12/01/22	75	83,962
5.00%, 12/01/22 (GTD)	300	335,850
King County School District No. 409 Tahoma GO
5.00%, 12/01/22 (GTD)	135	151,382
King County School District No. 414 Lake Washington GO
5.00%, 12/01/22 (GTD)	295	330,663
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/22 (GTD)	40	44,836
Port of Seattle WA RB
Series A
5.00%, 08/01/22	235	259,823
Series B
5.00%, 03/01/22	110	120,700
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/22	190	212,091
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/22 (GTD)	100	111,858
State of Washington COP
Series B
4.00%, 07/01/22	265	283,436
State of Washington GO
Series 2013A
5.00%, 08/01/22	220	245,124
Series A
5.00%, 08/01/22	70	77,994

Security	Principal (000s)	Value
Series B
5.00%, 02/01/22	$250	$275,797
5.00%, 07/01/22	305	339,307
Series C
0.00%, 06/01/22 (AMBAC)[a]	135	122,576
Series D
5.00%, 02/01/22	100	110,319
5.00%, 07/01/22	25	27,812
5.25%, 02/01/22	100	111,215
Series F
0.00%, 12/01/22 (NPFGC)[a]	65	58,087
Series R-2012
5.00%, 07/01/22	45	50,062
Series R-2012C
4.00%, 07/01/22	165	177,024
Series R-2015
5.00%, 07/01/22	295	328,182
Series R-2015E
5.00%, 07/01/22	150	166,872
Series R-2017A
5.00%, 08/01/22	190	211,698
Series R-D
5.00%, 08/01/22	250	278,550
State of Washington RB
Series C
5.00%, 09/01/22	185	205,230
Series F
5.00%, 09/01/22	350	388,272
University of Washington RB
Series A
5.00%, 12/01/22	55	61,649
Series B
5.00%, 06/01/22	90	99,967
Series C
5.00%, 12/01/22	200	224,178
Washington Health Care Facilities Authority RB
Series A
5.00%, 11/15/22	125	139,002
Washington State University RB
5.00%, 04/01/22	215	237,199
5.00%, 10/01/22	165	183,741

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Yakima County School District No. 7 Yakima GO
5.00%, 12/01/22 (GTD)	$125	$139,822
Yakima County School District No. 90 East Valley GO
5.00%, 12/01/22 (GTD)	130	145,115

		10,903,226
WEST VIRGINIA — 0.42%
State of West Virginia GO
Series A
5.00%, 11/01/22	550	614,597
West Virginia State School Building Authority Lottery RB
Series A
5.00%, 07/01/22	70	77,579
West Virginia Water Development Authority RB
Series A
5.00%, 07/01/22	100	110,827

		803,003
WISCONSIN — 1.99%
City of Milwaukee WI GO
Series N2
5.00%, 05/01/22	30	33,173
5.00%, 05/15/22	75	83,006
City of Milwaukee WI Sewerage System Revenue RB
Series S5
5.00%, 06/01/22	60	66,620
Madison Metropolitan School District/WI GO
4.00%, 03/01/22	95	101,210
Milwaukee County Metropolitan Sewer District GO
Series A
4.00%, 10/01/22	25	26,916
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/22 (ETM)	75	80,150
5.00%, 06/01/22 (ETM)	125	138,431
State of Wisconsin GO
Series 1
5.00%, 11/01/22	125	140,023

Security	Principal or Shares (000s)	Value
Series 2
5.00%, 05/01/22	$100	$110,982
5.00%, 11/01/22	825	924,148
Series 3
4.00%, 11/01/22	95	102,368
5.00%, 11/01/22	360	403,265
Series D
5.00%, 05/01/22	75	83,237
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22	505	561,590
Series 2
5.00%, 07/01/22	365	405,902
Wisconsin Health & Educational Facilities Authority RB
4.00%, 11/15/22	100	107,015
5.00%, 08/15/22	165	183,150
Series C
5.00%, 08/15/22 (ETM)	40	44,296
WPPI Energy RB
Series A
5.00%, 07/01/22	200	222,160

		3,817,642

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $194,018,196)		189,861,685

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Liquidity Funds: MuniCash
1.48%[d,e]	348	348,336

		348,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $348,336)		348,336

TOTAL INVESTMENTS IN SECURITIES — 98.95%
(Cost: $194,366,532)		190,210,021
Other Assets, Less Liabilities — 1.05%		2,018,362

NET ASSETS — 100.00%		$192,228,383

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF

April 30, 2018

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

SO — Special Obligation

TA — Tax Allocation

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BAM — Build America Mutual Assurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Zero-coupon bond.
[b]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[c]	Security is payable upon demand on each reset date.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	923	—	(575)[b]	348	$348,336	$3,152	$(288)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$189,861,685	$—	$189,861,685
Money market funds	348,336	—	—	348,336

Total	$348,336	$189,861,685	$—	$190,210,021

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.48%

ALABAMA — 1.13%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23	$50	$56,734
Series A
5.00%, 09/01/23	70	79,428
Series B
5.00%, 09/01/23	100	113,469
Alabama Public School & College Authority RB
Series A
3.00%, 06/01/23	60	61,857
Series B
5.00%, 01/01/23	105	117,763
City of Huntsville AL GOL
Series D
5.00%, 05/01/23	115	129,695
State of Alabama GO
Series A
5.00%, 08/01/23	35	39,719
University of Alabama (The) RB
Series B
5.00%, 07/01/23	25	28,229
University of Alabama at Birmingham RB
Series A
5.00%, 10/01/23	75	84,965

		711,859
ALASKA — 0.08%
State of Alaska GO
Series B
5.00%, 08/01/23	25	28,199
University of Alaska RB
Series S
4.00%, 10/01/23	20	21,384

		49,583
ARIZONA — 3.10%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/23	110	124,666
Arizona Health Facilities Authority RB
Series A
5.00%, 01/01/23	35	39,090

Security	Principal (000s)	Value
Arizona School Facilities Board COP
Series A
5.00%, 09/01/23	$100	$112,773
Arizona Transportation Board RB
5.00%, 07/01/23	120	135,516
City of Mesa AZ Utility System Revenue RB
5.00%, 07/01/23	35	39,448
City of Phoenix AZ GO
4.00%, 07/01/23	165	178,832
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	110	124,266
Series A
5.00%, 07/01/23	130	146,829
Series B
5.00%, 07/01/23	70	79,078
City of Scottsdale AZ GO
5.00%, 07/01/23	100	113,490
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/23	100	112,969
Maricopa County Community College District GO
5.00%, 07/01/23	100	113,229
Maricopa County Unified School District No. 80 Chandler GOL
4.50%, 07/01/23	40	44,281
Regional Public Transportation Authority RB
5.25%, 07/01/23	105	120,052
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	10	11,220
Series A
5.00%, 01/01/23	125	140,252
State of Arizona COP
5.00%, 09/01/23	105	118,412
University of Arizona RB
5.00%, 06/01/23	120	135,634
5.00%, 08/01/23	55	61,980

		1,952,017

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
ARKANSAS — 0.64%
State of Arkansas GO
5.00%, 04/01/23	$100	$112,773
5.00%, 10/01/23	200	227,556
University of Arkansas RB
Series A
5.00%, 11/01/23	55	62,445

		402,774
CALIFORNIA — 8.79%
Benicia Unified School District GO
Series B
0.00%, 08/01/23 (NPFGC)[a]	80	69,534
California Educational Facilities Authority RB
Series T-5
5.00%, 03/15/23	60	68,042
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	28,546
Series A
4.00%, 03/01/23	75	80,370
5.00%, 11/15/23	15	17,237
Series B
5.00%, 11/15/23	20	22,982
California State Public Works Board RB
Series A
5.25%, 06/01/23 (ETM) (NPFGC)	15	17,242
Series B
5.00%, 10/01/23	65	73,814
Series D
5.00%, 09/01/23	185	209,820
Series G
5.00%, 09/01/23	20	22,683
Series I
5.00%, 11/01/23	35	39,815
California State University RB
Series A
5.00%, 11/01/23	175	201,022
Capistrano Unified School District Community Facilities District No. 90-2 ST
4.00%, 09/01/23 (AGM)	95	102,808

Security	Principal (000s)	Value
Chabot-Las Positas Community College District GO
4.00%, 08/01/23	$160	$174,942
City of Los Angeles CA Wastewater System Revenue RB
Series B
4.00%, 06/01/23	25	27,315
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	20	23,019
Coast Community College District GO
Series A
5.00%, 08/01/23	20	22,899
Escondido Union High School District GO
Series A
0.00%, 08/01/23 (AGC)[a]	150	131,325
Irvine Ranch Water District SA
5.00%, 02/01/23	30	33,881
Las Virgenes Unified School District GO
Series C
0.00%, 11/01/23 (NPFGC)[a]	50	43,759
Long Beach Community College District GO
Series D
0.00%, 05/01/23 (NPFGC)[a]	165	145,160
Los Angeles Community College District/CA GO
Series C
5.00%, 08/01/23	20	22,867
Los Angeles Department of Water & Power Power System Revenue RB
Series A
5.00%, 07/01/23	85	97,405
Series B
5.00%, 07/01/23	105	120,324
Series D
4.00%, 07/01/23	150	164,568
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/23	145	158,636
5.00%, 07/01/23	260	297,120

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Mount Diablo Unified School District/CA GO
Series F
5.00%, 08/01/23	$20	$22,856
Municipal Improvement Corp. of Los Angeles RB
Series B
5.00%, 11/01/23	40	45,881
Newport Mesa Unified School District GO
0.00%, 08/01/23[a]	50	44,186
Rancho Santiago Community College District GO
4.00%, 09/01/23	20	21,896
San Diego Community College District GO
0.00%, 08/01/23[a]	10	8,846
San Diego Public Facilities Financing Authority RB
5.00%, 10/15/23	50	57,295
San Jose Evergreen Community College District GO
Series A
5.00%, 09/01/23	50	57,221
San Jose Financing Authority RB
Series A
5.00%, 06/01/23	25	28,437
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/23	100	113,955
San Mateo Union High School District GO
0.00%, 09/01/23 (NPFGC)[a]	20	17,630
Santa Clara County Financing Authority RB
Series Q
5.00%, 05/15/23	30	34,014
State of California Department of Water Resources RB
Series AW
5.00%, 12/01/23	100	115,365
State of California GO
5.00%, 08/01/23	100	113,801

Security	Principal (000s)	Value
State of California GO
4.00%, 05/01/23	$60	$65,114
5.00%, 08/01/23	100	113,801
5.00%, 09/01/23	840	957,213
5.00%, 10/01/23	305	348,023
5.00%, 11/01/23	75	85,734
5.00%, 12/01/23	70	80,121
University of California RB
Series AK
5.00%, 05/15/48 (Call 05/15/23)[b,c]	500	568,950
Series AR
4.00%, 05/15/23	200	218,770

		5,536,244
COLORADO — 0.92%
City & County of Denver Co. Airport System Revenue RB
Series A
5.00%, 11/15/23	175	198,455
Denver City & County School District No. 1 GO
5.00%, 12/01/23 (SAW)	140	159,688
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/23[a]	70	61,092
University of Colorado RB
Series A-2
5.00%, 06/01/23	140	158,672

		577,907
CONNECTICUT — 1.92%
Connecticut State Health & Educational Facilities Authority RB
Series C-2
5.00%, 07/01/57 (Call 02/01/23)[b,c]	255	285,544
State of Connecticut GO
Series A
5.00%, 04/15/23	205	224,329
5.00%, 10/15/23	25	27,524
Series B
5.00%, 05/15/23	115	125,956
Series D
5.00%, 06/15/23	35	38,385
Series E
5.00%, 09/01/23	10	10,994

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	$40	$43,913
Series A
5.00%, 08/01/23	160	177,059
5.00%, 10/01/23	100	110,872
University of Connecticut RB
Series A
4.00%, 02/15/23	50	52,715
5.00%, 02/15/23	100	109,833

		1,207,124
DELAWARE — 0.87%
Delaware River & Bay Authority RB
Series B
5.00%, 01/01/23	40	44,375
Delaware Transportation Authority RB
5.00%, 07/01/23	260	293,855
State of Delaware GO
Series B
5.00%, 07/01/23	115	130,453
Series C
5.00%, 03/01/23	70	78,933

		547,616
DISTRICT OF COLUMBIA — 1.19%
District of Columbia GO
Series A
5.00%, 06/01/23	305	344,268
District of Columbia RB
5.00%, 07/15/23	20	22,456
Series A
5.00%, 12/01/23	260	296,564
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/23	45	51,101
Series C
5.00%, 10/01/23	30	34,068

		748,457
FLORIDA — 5.30%
City of Jacksonville FL RB
5.00%, 10/01/23	85	95,833
Series C
5.00%, 10/01/23	100	112,745

Security	Principal (000s)	Value
City of Orlando FL RB
Series B
5.00%, 10/01/23	$25	$28,241
City of Tallahassee FL Utility System Revenue RB
5.00%, 10/01/23	35	39,784
City of Tampa FL RB
5.00%, 10/01/23	50	56,616
County of Broward FL Airport System Revenue RB
Series C
5.00%, 10/01/23	20	22,581
County of Miami-Dade FL GO
Series 2015-D
5.00%, 07/01/23	45	50,719
Series A
5.00%, 07/01/23	75	84,532
County of Miami-Dade FL Transit System RB
5.00%, 07/01/23	155	174,941
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	30	33,889
County of Orange FL Sales Tax Revenue RB
Series C
5.00%, 01/01/23	10	11,211
County of Orange FL Water Utility System Revenue RB
5.00%, 10/01/23	50	56,889
Florida Department of Environmental Protection RB
5.00%, 07/01/23	215	242,660
Series A
5.00%, 07/01/23	55	62,076
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/23	65	73,390
Florida’s Turnpike Enterprise RB
Series B
5.00%, 07/01/23	170	192,136
Hillsborough County School Board COP
Series A
5.00%, 07/01/23	60	67,346

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Jacksonville Transportation Authority RB
5.00%, 08/01/23	$65	$73,352
Miami-Dade County Expressway Authority RB
Series A
4.00%, 07/01/23	10	10,752
Orange County Convention Center/Orlando RB
5.00%, 10/01/23	225	254,653
Orange County School Board COP
Series A
5.00%, 08/01/23	35	39,423
Series D
5.00%, 08/01/23	25	28,160
Orlando Utilities Commission RB
Series A
5.00%, 10/01/23	80	90,760
Orlando-Orange County Expressway Authority RB
Series B
5.00%, 07/01/23	70	78,571
Palm Beach County School District COP
Series B
5.00%, 08/01/23	75	84,478
Pasco County School Board COP
Series A
5.00%, 08/01/23	20	22,360
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/23	60	67,694
School Board of Miami-Dade County (The) COP
Series D
5.00%, 02/01/23	10	11,079
School Board of Miami-Dade County (The) GO
5.00%, 03/15/23	75	84,166
School District of Broward County/FL COP
Series A
5.00%, 07/01/23	100	112,450

Security	Principal (000s)	Value
Series B
5.00%, 07/01/23	$85	$95,582
Seminole County School Board COP
Series C
5.00%, 07/01/23	20	22,346
State of Florida GO
Series A
5.00%, 06/01/23	100	112,977
5.00%, 07/01/23	150	169,999
Series B
5.00%, 06/01/23	30	33,893
Series E
5.00%, 06/01/23	170	192,061
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/23	185	209,281
Series B
5.00%, 07/01/23	100	113,125
Volusia County School Board COP
Series A
5.00%, 08/01/23 (BAM)	20	22,507

		3,335,258
GEORGIA — 1.15%
City of Gainesville GA Water & Sewerage Revenue RB
5.00%, 11/15/23	35	39,749
County of Forsyth GA GO
5.00%, 03/01/23	40	45,144
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/23	50	56,131
Gwinnett County Development Authority COP
5.25%, 01/01/23 (NPFGC)	90	101,506
State of Georgia GO
Series A-1
5.00%, 02/01/23	200	225,298
Series C
5.00%, 07/01/23	75	85,156
Series C-1
5.00%, 07/01/23	150	170,313

		723,297

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
HAWAII — 1.26%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/23	$80	$90,375
Series B
5.00%, 07/01/23	45	50,836
City & County of Honolulu HI GO
Series A
5.00%, 10/01/23	105	119,122
Series C
5.00%, 10/01/23	20	22,690
Series E
4.00%, 09/01/23	40	43,329
State of Hawaii GO
Series EP
5.00%, 08/01/23	90	102,087
Series EY
5.00%, 10/01/23	115	130,781
Series FG
4.00%, 10/01/23	135	146,690
Series FH
5.00%, 10/01/23	50	56,862
State of Hawaii State Highway Fund RB
Series B
5.00%, 01/01/23	25	27,992

		790,764
IDAHO — 0.07%
Idaho Housing & Finance Association RB
5.00%, 07/15/23	40	44,807

		44,807
ILLINOIS — 2.21%
Chicago O’Hare International Airport RB
Series B
5.00%, 01/01/23	130	144,522
Series D
5.00%, 01/01/23	40	44,468
Illinois Finance Authority RB
5.00%, 01/01/23	100	111,685
5.00%, 12/01/23	65	73,813
State of Illinois GO
5.00%, 02/01/23	20	20,838
5.00%, 05/01/23	230	239,057

Security	Principal (000s)	Value
5.00%, 06/01/23	$90	$93,595
5.00%, 07/01/23	95	98,847
Series A
5.00%, 04/01/23	60	62,434
Series D
5.00%, 11/01/23	300	312,867
State of Illinois RB
5.00%, 06/15/23	100	110,673
First Series
6.00%, 06/15/23 (NPFGC)	45	51,938
Series C
4.00%, 06/15/23	25	26,458

		1,391,195
INDIANA — 0.62%
Indiana Finance Authority RB
Series A
5.00%, 06/01/23	20	22,585
5.00%, 12/01/23	35	39,667
Series B
5.00%, 02/01/23	55	61,904
Series C
5.00%, 12/01/23	75	85,421
Indiana University RB
Series A
5.00%, 06/01/23	25	28,309
Series X
5.00%, 08/01/23	115	130,627
Purdue University RB
Series BB-1
5.00%, 07/01/23	20	22,625

		391,138
IOWA — 0.29%
Iowa City Community School District RB
5.00%, 06/01/23	55	61,604
State of Iowa RB
5.00%, 06/15/23	55	61,962
Series A
5.00%, 06/01/23	50	56,284

		179,850
KANSAS — 0.57%
City of Wichita KS GO
Series 811
5.00%, 06/01/23	125	141,030

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Kansas Development Finance Authority RB
Series B
5.00%, 05/01/23	$20	$22,535
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/23	75	85,224
Wyandotte County-Kansas City Unified Government GO
Series D
5.00%, 08/01/23	100	112,638

		361,427
LOUISIANA — 0.22%
State of Louiliana RB
Series A
5.00%, 06/15/23	25	27,883
State of Louisiana GO
Series A
5.00%, 02/01/23	65	72,569
5.00%, 04/01/23	35	39,194

		139,646
MAINE — 0.61%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/23	115	129,996
5.00%, 11/01/23	70	79,746
Series C
5.00%, 11/01/23	30	34,177
State of Maine GO
Series B
5.00%, 06/01/23	125	141,350

		385,269
MARYLAND — 4.11%
City of Baltimore MD RB
Series D
5.00%, 07/01/23	120	135,625
County of Anne Arundel MD GOL
5.00%, 04/01/23	55	62,025
County of Baltimore MD GO
5.00%, 02/01/23	30	33,723
County of Charles MD GO
5.00%, 10/01/23	100	113,778
5.00%, 11/01/23	10	11,398
County of Frederick MD GO
Series A
5.00%, 08/01/23	185	209,942

Security	Principal (000s)	Value
County of Montgomery MD GO
Series B
5.00%, 12/01/23	$250	$285,297
Series C
5.00%, 10/01/23	100	113,778
County of Prince George’s MD COP
5.00%, 10/15/23	25	28,386
State of Maryland Department of Transportation RB
4.00%, 09/01/23	275	297,888
5.00%, 09/01/23	100	113,523
State of Maryland GO
First Series
5.00%, 06/01/23	235	265,858
Series A
5.00%, 03/01/23	150	168,924
5.00%, 08/01/23	250	283,705
Series B
4.00%, 08/01/23	45	48,829
Series C
5.00%, 08/01/23	235	266,683
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	25	27,077
5.00%, 06/01/23	105	118,787

		2,585,226
MASSACHUSETTS — 2.71%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/23	20	22,624
Commonwealth of Massachusetts GOL
Series A
5.00%, 05/01/23	105	118,417
5.00%, 07/01/23	100	113,125
Series B
5.00%, 07/01/23	125	141,406
5.25%, 08/01/23	70	80,187
Series D
5.00%, 07/01/23	150	169,687
Series E
5.00%, 11/01/23	300	341,436
Series H
5.00%, 12/01/23	55	62,673

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
5.00%, 06/01/23	$20	$22,678
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/23	50	56,641
Series B
5.25%, 07/01/23	80	91,594
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	75	85,311
Massachusetts School Building Authority RB
Series A
5.00%, 05/15/23	135	152,581
5.00%, 11/15/23 (ETM)	45	51,181
Series C
4.00%, 08/15/23 (ETM)	15	16,247
Massachusetts State College Building Authority RB
Series A
4.00%, 05/01/23	125	134,733
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/23	40	45,457

		1,705,978
MICHIGAN — 0.88%
Michigan Finance Authority RB
5.00%, 11/15/23	50	56,397
Michigan State Building Authority RB
Series I
5.00%, 04/15/23	140	156,970
5.00%, 10/15/23	25	28,263
State of Michigan GO
Series A
5.00%, 05/01/23	35	39,472
5.00%, 12/01/23	140	159,532
State of Michigan RB
5.00%, 03/15/23	100	111,732

		552,366

Security	Principal (000s)	Value
MINNESOTA — 1.48%
City of Rochester MN Electric Utility Revenue RB
Series E
5.00%, 12/01/23	$25	$28,417
Elk River Independent School District No. 728 GO
Series A
5.00%, 02/01/23	35	39,259
Minnesota Municipal Power Agency RB
5.00%, 10/01/23	30	33,791
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/23	135	152,361
Southern Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/23	115	128,384
State of Minnesota GO
Series A
5.00%, 08/01/23	185	209,845
Series B
5.00%, 08/01/23	140	158,802
State of Minnesota RB
Series A
5.00%, 06/01/23	160	180,354

		931,213
MISSOURI — 0.71%
Missouri Highway & Transportation Commission RB
Series A
4.00%, 05/01/23	100	108,129
5.00%, 05/01/23	110	124,111
Missouri State Board of Public Buildings RB
Series A
4.00%, 04/01/23	150	161,565
Missouri State Environmental Improvement & Energy Resources Authority RB
Series B
5.00%, 01/01/23	50	56,101

		449,906

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
NEBRASKA — 0.20%
Nebraska Public Power District RB
Series B
5.00%, 01/01/23	$25	$27,980
Omaha Public Power District RB
Series A
5.00%, 02/01/23	90	100,866

		128,846
NEVADA — 3.02%
City of Las Vegas NV GOL
Series A
5.00%, 06/01/23	40	45,007
Clark County School District GOL
Series A
5.00%, 06/15/23	105	116,950
Series B
5.00%, 06/15/23	100	111,381
Clark County Water Reclamation District GOL
5.00%, 07/01/23	110	124,380
County of Clark NV GOL
5.00%, 06/01/23	75	84,579
5.00%, 11/01/23	215	244,221
County of Clark NV RB
5.00%, 07/01/23	305	343,762
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/23	125	141,030
Nevada System of Higher Education COP
Series A
5.00%, 07/01/23	40	44,877
Nevada System of Higher Education RB
Series A
5.00%, 07/01/23	100	112,709
State of Nevada GOL
Series D-1
5.00%, 03/01/23	25	28,081
Series H-1
5.00%, 06/01/23	210	236,930

Security	Principal (000s)	Value
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/23	$110	$125,222
Truckee Meadows Water Authority RB
5.00%, 07/01/23	110	124,266
Washoe County School District/NV GOL
Series F
5.00%, 06/01/23	15	16,809

		1,900,204
NEW HAMPSHIRE — 0.48%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/23	95	106,926
New Hampshire Municipal Bond Bank RB
Series E
5.00%, 08/15/23	125	141,239
State of New Hampshire GO
Series A
5.00%, 03/01/23	50	56,308

		304,473
NEW JERSEY — 2.25%
Monmouth County Improvement Authority RB
Series B
5.00%, 12/01/23 (GTD)	150	171,517
New Jersey Economic Development Authority RB
Series B
5.00%, 11/01/23 (SAP)	100	108,326
Series DDD
5.00%, 06/15/23	100	107,944
Series NN
5.00%, 03/01/23 (SAP)	125	134,527
Series XX
5.00%, 06/15/23 (SAP)	125	134,930
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	80,917
5.00%, 06/15/23	25	26,962

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/23	$185	$200,786
Series AA
5.00%, 06/15/23	115	124,248
New Jersey Turnpike Authority RB
Series A
5.00%, 01/01/23 (ETM)	10	11,206
Series B
5.00%, 01/01/23	75	83,729
Series C
5.00%, 01/01/23	90	100,474
State of New Jersey GO
5.00%, 06/01/23	65	72,182
Series T
5.00%, 06/01/23	50	55,525

		1,413,273
NEW MEXICO — 1.13%
County of Santa Fe NM GO
5.00%, 07/01/23	95	107,321
New Mexico Finance Authority RB
Series B
5.00%, 06/01/23	90	101,633
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/23	130	146,995
Series B
4.00%, 07/01/23	80	86,584
5.00%, 07/01/23	40	44,980
University of New Mexico (The) RB
Series A
5.00%, 06/01/23	100	112,670
Series C
5.00%, 06/01/23	100	112,670

		712,853
NEW YORK — 7.76%
City of New York NY GO
Series A
4.00%, 08/01/23	50	54,049
Series C
5.00%, 08/01/23	530	598,937

Security	Principal (000s)	Value
Series D-1
5.00%, 08/01/23	$50	$56,503
Series E
5.00%, 08/01/23	35	39,552
Series I
5.00%, 08/01/23	95	107,357
Series J
5.00%, 08/01/23	245	276,867
Metropolitan Transportation Authority RB
Series A
5.00%, 11/15/23	10	11,418
Series A-1
5.00%, 11/15/23	25	28,268
Series A-2
5.00%, 11/15/23	85	96,109
Series B
5.00%, 11/15/23	250	282,675
Series B-3
5.00%, 11/15/23	35	39,575
Series C-1
5.00%, 11/15/23	40	45,228
Series F
5.00%, 11/15/23	25	28,268
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/23	80	90,490
5.00%, 07/15/23 (SAW)	25	28,278
Series S-2
5.00%, 07/15/23	100	113,113
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
4.00%, 08/01/23	125	135,509
Series B-1
4.00%, 08/01/23	100	108,407
Series C
5.00%, 11/01/23	10	11,381
Series E-1
5.00%, 02/01/23	25	28,066
Sub-Series C
5.00%, 11/01/23	80	91,050

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
New York City Water & Sewer System RB
Series DD
5.00%, 06/15/23	$75	$85,113
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	28,448
Series B
5.00%, 11/15/23	20	22,515
New York State Dormitory Authority RB
4.00%, 10/01/23 (SAW)	240	258,245
Series A
5.00%, 02/15/23	145	162,712
5.00%, 03/15/23	155	174,704
5.00%, 07/01/23	40	45,022
5.00%, 10/01/23 (SAW)	100	112,745
5.00%, 10/01/23 (AGM)	65	73,813
5.50%, 05/15/23 (NPFGC)	165	190,311
Series B
5.00%, 07/01/23	75	84,571
Series E
5.00%, 02/15/23	125	140,269
5.00%, 03/15/23	100	112,417
5.00%, 10/01/23 (SAW)	50	56,372
New York State Thruway Authority RB
Series K
5.00%, 01/01/23	100	111,779
Series L
5.00%, 01/01/23	100	111,779
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/23	375	421,564
Series D
5.00%, 03/15/23	175	196,730
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/23	20	22,840
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/23	75	85,636
5.00%, 11/15/23 (Call 05/15/23)	100	113,176

		4,881,861
NORTH CAROLINA — 2.01%
Cape Fear Public Utility Authority RB
Series A
5.00%, 06/01/23	50	56,643

Security	Principal (000s)	Value
City of Charlotte NC COP
Series C
5.00%, 12/01/23	$40	$45,401
City of Winston-Salem NC RB
Series C
5.00%, 06/01/23	20	22,483
County of Buncombe NC RB
5.00%, 06/01/23	120	135,696
County of Forsyth NC GO
5.00%, 12/01/23	25	28,600
County of Mecklenburg NC GO
Series B
5.00%, 12/01/23	25	28,600
County of Mecklenburg NC RB
Series A
5.00%, 10/01/23	105	119,352
County of Wake NC RB
Series A
5.00%, 12/01/23	100	114,063
North Carolina Medical Care Commission RB
5.00%, 06/01/23	15	16,939
North Carolina Municipal Power Agency No. 1 RB
Series B
5.00%, 01/01/23	40	44,599
Series E
5.00%, 01/01/23	10	11,150
State of North Carolina GO
5.00%, 06/01/23	65	73,702
Series A
5.00%, 06/01/23	100	113,388
State of North Carolina RB
5.00%, 03/01/23	130	145,640
Series A
5.00%, 05/01/23	175	197,449
Series C
5.00%, 05/01/23	100	112,828

		1,266,533
OHIO — 4.12%
City of Cincinnati OH Water System Revenue RB
Series B
5.00%, 12/01/23	40	45,715
City of Columbus OH GO
Series 1
5.00%, 07/01/23	20	22,635

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series 5
5.00%, 08/15/23	$70	$79,504
Series A
4.00%, 07/01/23	25	27,083
5.00%, 08/15/23	70	79,504
City of Columbus OH GOL
5.00%, 08/15/23	45	51,038
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/23	85	96,429
County of Hamilton OH Sewer System Revenue RB
Series A
5.00%, 12/01/23	20	22,745
Miami University/Oxford OH RB
5.00%, 09/01/23	75	84,701
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/28 (PR 05/15/23)	515	580,760
Ohio Higher Educational Facility Commission RB
Series A
5.00%, 12/01/23	65	73,571
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/23	120	134,254
Ohio University RB
Series A
5.00%, 12/01/23	100	113,056
Ohio Water Development Authority RB
Series A
5.00%, 06/01/23	100	113,080
Series B
5.00%, 12/01/23	70	79,844
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	50	57,032
Series 2015A
5.00%, 12/01/23	85	96,954
State of Ohio GO
Series A
5.00%, 09/15/23	120	136,080
Series B
5.00%, 08/01/23	130	147,114

Security	Principal (000s)	Value
Series C
5.00%, 11/01/23	$75	$85,234
Series S
5.00%, 04/01/23	15	16,871
5.00%, 05/01/23	70	78,874
Series T
5.00%, 11/01/23	95	108,017
State of Ohio GOL
Series A
5.00%, 09/01/23	80	90,646
State of Ohio RB
Series A
5.00%, 02/01/23	40	44,753
Series C
5.00%, 12/01/23	115	130,527

		2,596,021
OKLAHOMA — 1.60%
City of Oklahoma City OK GO
5.00%, 03/01/23	195	219,886
Grand River Dam Authority RB
Series A
5.00%, 06/01/23	175	196,994
Oklahoma Agricultural & Mechanical Colleges RB
Series C
5.00%, 08/01/23	30	33,855
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/23	85	95,847
Series A
5.00%, 07/01/23	50	56,277
Series B
5.00%, 07/01/23	65	73,160
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/23	115	130,094
Oklahoma Water Resources Board RB
5.00%, 04/01/23	125	141,152
Series A
5.00%, 04/01/23	55	62,107

		1,009,372
OREGON — 1.55%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 10/01/23	20	22,745
Series B
5.00%, 10/01/23	45	51,175

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
City of Salem OR GO
5.00%, 06/01/23	$100	$113,285
Oregon State Lottery RB
Series B
5.00%, 04/01/23	85	95,815
Series C
5.00%, 04/01/23	60	67,634
Port of Portland OR Airport Revenue RB
Series 23
5.00%, 07/01/23	175	197,423
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/23	85	96,912
State of Oregon GO
Series A
5.00%, 08/01/23	50	56,715
Series C
5.00%, 06/01/23	75	84,810
Series F
5.00%, 05/01/23	100	112,879
Series G
5.00%, 11/01/23	45	51,265
Series O
5.00%, 08/01/23	20	22,686

		973,344
PENNSYLVANIA — 2.41%
Commonwealth of Pennsylvania GO
First Series
5.00%, 01/01/23	150	165,920
5.00%, 04/01/23	100	111,051
5.00%, 06/15/23	10	11,143
5.00%, 04/01/24 (PR 04/01/23)	350	394,530
Second Series
5.00%, 10/15/23	300	335,895
Delaware County Authority RB
5.00%, 08/01/23	25	28,081
5.00%, 12/01/23	40	45,156
Pennsylvania Turnpike Commission RB
Series A
5.00%, 12/01/23	145	163,406
5.25%, 07/15/23 (AGM)	80	90,834

Security	Principal (000s)	Value
Series B
5.00%, 12/01/23	$35	$39,144
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/23	120	134,227

		1,519,387
RHODE ISLAND — 0.46%
Rhode Island Commerce Corp. RB
Series A
5.00%, 06/15/23	140	156,789
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/23	115	130,428

		287,217
SOUTH CAROLINA — 0.11%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/23	60	67,934

		67,934
TENNESSEE — 1.32%
City of Memphis TN GO
Series A
5.00%, 11/01/23	100	113,591
County of Blount TN GO
Series B
5.00%, 06/01/23	70	78,833
County of Hamilton TN GO
Series A
5.00%, 05/01/23	35	39,614
County of Knox TN GO
5.00%, 06/01/23	100	113,182
County of Shelby TN GO
Series A
5.00%, 03/01/23	100	112,567
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/23	55	62,079
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	70	79,188
Series A
5.00%, 07/01/23	20	22,625
5.00%, 01/01/29 (PR 01/01/23)	25	27,957

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
State of Tennessee GO
Series A
5.00%, 08/01/23	$55	$62,561
Tennessee State School Bond Authority RB
5.00%, 11/01/23	105	119,735

		831,932
TEXAS — 11.22%
Abilene Independent School District GO
5.00%, 02/15/23	115	128,826
Allen Independent School District GO
5.00%, 02/15/23 (PSF)	150	168,106
Alvin Independent School District/TX GO
Series C
5.00%, 02/15/23 (PSF)	25	28,030
Arlington Independent School District/TX GO
Series B
5.00%, 02/15/23 (PSF)	385	431,658
Austin Community College District GOL
5.00%, 08/01/23	150	169,668
Austin Independent School District GO
Series B
5.00%, 08/01/23	50	56,635
5.00%, 08/01/23 (PSF)	50	56,451
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	20	22,433
Series B
5.00%, 02/15/23 (PSF)	25	28,042
Central Texas Regional Mobility Authority RB
Series A
5.00%, 01/01/23	100	110,566
City of Austin TX GOL
5.00%, 09/01/23	85	96,449
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/23	25	28,379
Series A
5.00%, 11/15/23	90	102,163
City of Fort Worth TX Water & Sewer System Revenue RB
Series A
5.00%, 02/15/23	45	50,454

Security	Principal (000s)	Value
City of Garland TX GOL
5.00%, 02/15/23	$155	$173,710
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 05/15/23	100	112,213
Series D
5.00%, 11/15/23	25	28,295
City of Houston TX GOL
Series A
5.00%, 03/01/23	100	111,644
City of Lubbock TX GOL
5.00%, 02/15/23	25	27,982
City of Round Rock TX GO
5.00%, 08/15/23	55	62,116
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.00%, 02/01/23	160	179,165
City of Waco TX GOL
5.00%, 02/01/23	20	22,357
County of Bexar TX GOL
5.00%, 06/15/23	20	22,542
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/23 (PSF)	50	55,987
Dallas/Fort Worth International Airport RB
Series G
5.00%, 11/01/23	40	45,150
Denton Independent School District GO
5.00%, 08/15/23 (PSF)	80	90,393
Fort Bend Independent School District GO
Series A
5.00%, 08/15/23	35	39,565
Harris County Toll Road Authority (The) RB
Series A
5.00%, 08/15/23	80	90,350
Houston Independent School District GOL
5.00%, 02/15/23 (PSF)	175	196,040
Katy Independent School District GO
Series A
5.00%, 02/15/23 (PSF)	35	39,309
Laredo Independent School District GO
5.00%, 08/01/23 (PSF)	25	28,239

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Leander Independent School District GO
0.00%, 08/15/23 (PSF)[a]	$40	$35,040
5.00%, 08/15/23 (PSF)	20	22,566
Series B
5.00%, 08/15/23	20	22,471
Series D
0.00%, 08/15/23 (PSF)[a]	50	43,801
Lewisville Independent School District GO
5.00%, 08/15/23 (PSF)	150	169,725
Series A
4.00%, 08/15/23 (PSF)	15	16,231
Lone Star College System GOL
Series B
5.00%, 02/15/23	145	162,293
Lower Colorado River Authority RB
5.00%, 05/15/23	85	95,082
Series B
5.00%, 05/15/23	30	33,558
North East Independent School District/TX GO
5.00%, 08/01/23	25	28,252
5.25%, 02/01/23 (PSF)	70	79,166
North Texas Municipal Water District RB
5.00%, 06/01/23	100	112,568
6.25%, 06/01/23	75	89,127
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/23	120	135,456
North Texas Tollway Authority RB
Series A
5.00%, 01/01/23	310	346,224
Series B
5.00%, 01/01/23	20	22,253
Northside Independent School District GO
3.00%, 08/15/23	115	118,578
5.00%, 06/15/23 (PSF)	25	28,165
Northwest Independent School District GO
Series A
5.00%, 02/15/23 (PSF)	200	224,046

Security	Principal (000s)	Value
Permanent University Fund — Texas A&M University System RB
Series A
5.25%, 07/01/23	$50	$57,272
Permanent University Fund — University of Texas System RB
Series A
5.00%, 07/01/23	25	28,307
Series B
5.00%, 07/01/23	115	130,213
Plano Independent School District GO
5.00%, 02/15/23 (PSF)	40	44,790
Prosper Independent School District GO
5.00%, 02/15/23 (PSF)	175	196,208
San Antonio Water System RB
5.00%, 05/15/23	45	50,655
Series A
5.00%, 05/15/23	45	50,655
Series B
5.00%, 05/15/23	30	33,770
Spring Independent School District GO
5.00%, 08/15/23 (PSF)	25	28,274
State of Texas GO
5.00%, 10/01/23	300	340,677
Series A
5.00%, 10/01/23	40	45,424
Series B-1
5.00%, 08/01/23	25	28,318
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	75	84,346
5.00%, 12/01/23	40	45,356
Tarrant Regional Water District RB
5.00%, 03/01/23	260	292,040
Series A
5.00%, 03/01/23	25	28,081
Texas A&M University RB
Series B
5.00%, 05/15/23	60	67,844
Series D
5.00%, 05/15/23	25	28,269
Series E
5.00%, 05/15/23	35	39,576
Texas State Technical College RB
5.00%, 10/15/23	20	22,708

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Texas State University System RB
5.00%, 03/15/23	$100	$112,074
Series A
5.00%, 03/15/23	35	39,226
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23	95	107,830
Texas Water Development Board RB
5.00%, 04/15/23	100	112,520
United Independent School District GO
5.00%, 08/15/23	25	28,261
University of North Texas RB
Series A
5.00%, 04/15/23	100	112,221
University of Texas System (The) RB
Series C
5.00%, 08/15/23	100	113,523
Series H
5.00%, 08/15/23	25	28,381
Series I
5.00%, 08/15/23	75	85,142
Series J
5.00%, 08/15/23	80	90,818

		7,060,298
UTAH — 1.06%
Central Utah Water Conservancy District RB
Series A
5.00%, 10/01/23	55	62,457
City of Salt Lake City UT Public Utilities Revenue RB
5.00%, 02/01/23	100	112,361
Davis School District GO
5.00%, 06/01/23	100	113,182
Jordan Valley Water Conservancy District RB
Series B
5.00%, 10/01/23	15	17,018
University of Utah (The) RB
Series A
5.00%, 08/01/23 (SAP)	155	175,817
Series B
5.00%, 08/01/23	40	45,372

Security	Principal (000s)	Value
Utah State Building Ownership Authority RB
5.00%, 05/15/23	$75	$84,539
Utah Transit Authority RB
Series A
5.00%, 06/15/23	50	56,587

		667,333
VERMONT — 0.27%
State of Vermont GO
Series B
5.00%, 08/15/23	100	113,790
University of Vermont & State Agricultural College RB
5.00%, 10/01/23	25	28,227
Vermont Municipal Bond Bank RB
Series 4
5.00%, 12/01/23	25	28,459

		170,476
VIRGINIA — 7.39%
City of Newport News VA GO
Series A
5.00%, 08/01/23	60	67,899
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	60	67,931
Commonwealth of Virginia GO
Series B
5.00%, 06/01/23	100	113,234
County of Chesterfield VA Water & Sewer Revenue RB
5.00%, 11/01/23	50	57,045
County of Fairfax VA GO
Series A
5.00%, 10/01/23 (SAW)	100	114,106
County of Loudoun VA GO
Series A
5.00%, 12/01/23 (SAW)	25	28,558
5.00%, 12/01/23	50	57,116
County of Prince William VA COP
5.00%, 10/01/23	50	56,535
County of Prince William VA GO
5.00%, 08/01/23 (SAW)	100	113,589
Virginia College Building Authority RB
5.00%, 02/01/28 (PR 02/01/23)	1,000	1,121,690

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series A
5.00%, 02/01/23	$155	$173,788
Series E-1
5.00%, 02/01/23	45	50,454
Series E-2
5.00%, 02/01/23	500	560,605
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	105	118,195
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,239,293
Series A
5.00%, 05/15/23	100	112,567
Virginia Public Building Authority RB
Series A
5.00%, 08/01/26 (PR 08/01/23)	150	170,145
Series B
5.00%, 08/01/23	195	220,672
Virginia Public School Authority RB
5.00%, 07/15/23	25	28,357
Series A
5.00%, 08/01/23 (SAW)	25	28,278
Series B
5.00%, 08/01/23 (SAW)	50	56,582
Virginia Resources Authority RB
5.00%, 10/01/23	20	22,745
5.00%, 11/01/23	50	56,961
Series A
4.00%, 11/01/23	15	16,302

		4,652,647
WASHINGTON — 6.22%
City of Seattle WA GO
5.00%, 12/01/23	100	114,345
City of Seattle WA GOL
Series A
5.00%, 04/01/23	50	56,486
City of Seattle WA Municipal Light & Power Revenue RB
Series B
5.00%, 04/01/23	35	39,418
City of Spokane WA Water & Wastewater Revenue RB
5.00%, 12/01/23	155	176,536
Clark County Public Utility District No. 1 RB
5.00%, 01/01/23	30	33,379

Security	Principal (000s)	Value
Clark County School District No. 117 Camas GO
5.00%, 12/01/23 (GTD)	$100	$113,782
County of King WA GOL
5.00%, 07/01/23	25	28,307
Series E
5.00%, 12/01/23	110	125,469
County of King WA Sewer Revenue RB
Series B
5.00%, 07/01/23	205	231,800
County of Snohomish WA GOL
5.00%, 12/01/23	25	28,446
Energy Northwest RB
Series A
5.00%, 07/01/23	355	401,040
Grant County Public Utility District No. 2 RB
Series A
5.00%, 01/01/23	35	39,024
King Country School District No. 415 Kent GO
5.00%, 12/01/23	60	67,934
King County School District No. 216 Enumclaw GO
5.00%, 12/01/23	50	56,751
King County School District No. 405 Bellevue GO
5.00%, 12/01/23 (GTD)	155	176,536
Pierce County School District No. 320 Sumner GO
5.00%, 12/01/23 (GTD)	140	158,903
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/23 (GTD)	30	33,725
Pierce County School District No. 416 White River GO
5.00%, 12/01/23	20	22,734
Port of Seattle WA RB
Series B
5.00%, 03/01/23	70	78,116
Port of Tacoma WA RB
Series A
4.00%, 12/01/23	125	135,386

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Skagit County School District No. 103 Anacortes GO
5.00%, 12/01/23 (GTD)	$25	$28,488
Snohomish County School District No. 15 Edmonds GO
4.00%, 12/01/23 (GTD)	20	21,716
Snohomish County School District No. 201 Snohomish GO
5.00%, 12/01/23	20	22,756
Snohomish County School District No. 4 Lake Stevens GO
5.00%, 12/01/23 (GTD)	140	158,903
Spokane & Whitman Counties School District No. 360 Cheney GO
5.00%, 12/01/23 (GTD)	65	73,776
State of Washington COP
5.00%, 07/01/23	10	11,271
Series A
5.00%, 07/01/23	185	208,511
State of Washington GO
Series A
5.00%, 08/01/23	200	226,860
Series B
5.00%, 07/01/23	95	107,568
Series R
4.00%, 07/01/23	50	54,191
5.00%, 07/01/23	320	362,333
Series R-2015
5.00%, 07/01/23	100	113,229
Series R-2017A
5.00%, 08/01/23	20	22,686
State of Washington RB
5.00%, 09/01/23	185	208,138
University of Washington RB
Series A
4.00%, 12/01/23	20	21,771
Series C
5.00%, 12/01/23	55	62,735
Washington State University RB
5.00%, 04/01/23	65	72,948
Yakima County School District No. 90 East Valley GO
5.00%, 12/01/23	15	17,025

		3,913,022

Security	Principal (000s)	Value
WEST VIRGINIA — 0.32%
State of West Virginia GO
Series A
5.00%, 06/01/23	$75	$84,618
5.00%, 11/01/23	30	34,094
West Virginia State School Building Authority Lottery RB
Series A
5.00%, 07/01/23	75	84,532

		203,244
WISCONSIN — 2.75%
City of Madison WI Water Utility Revenue RB
5.00%, 01/01/23	50	55,960
Milwaukee County Metropolitan Sewer District GO
Series A
5.00%, 10/01/23	95	108,037
State of Wisconsin GO
5.00%, 11/01/23	85	96,740
Series 1
5.00%, 05/01/23	60	67,667
5.00%, 11/01/23	80	91,050
Series 2
5.00%, 11/01/23	25	28,453
Series C
5.00%, 05/01/23	40	45,111
Wisconsin Department of Transportation RB
Series 1
4.00%, 07/01/23	40	43,333
5.00%, 07/01/26 (PR 07/01/23)	645	726,973
5.00%, 07/01/27 (PR 07/01/23)	150	169,843
Series A
5.00%, 07/01/23	60	67,906
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	129,453
5.00%, 11/15/23	40	45,272
WPPI Energy RB
Series A
5.00%, 07/01/23	50	56,381

		1,732,179

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $63,369,712)		61,993,370

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Liquidity Funds: MuniCash
1.48%[d,e]	163	$162,986

		162,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $162,986)		162,986

TOTAL INVESTMENTS IN SECURITIES — 98.74%
(Cost: $63,532,698)		62,156,356
Other Assets, Less Liabilities — 1.26%		792,018

NET ASSETS — 100.00%		$62,948,374

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Zero-coupon bond.
[b]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[c]	Security is payable upon demand on each reset date.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 TERM MUNI BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	1,920	—	(1,757)[b]	163	$162,986	$2,273	$(265)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$61,993,370	$—	$61,993,370
Money market funds	162,986	—	—	162,986

Total	$162,986	$61,993,370	$—	$62,156,356

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2024 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 98.28%

ALABAMA — 2.42%
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/24	$50	$57,251
Auburn University RB
Series B
5.00%, 06/01/24	15	17,157
City of Huntsville AL GO
Series A
5.00%, 08/01/24	15	17,240
University of Alabama (The) RB
Series A
5.00%, 07/01/24	25	28,657

		120,305
ALASKA — 0.34%
State of Alaska GO
Series B
5.00%, 08/01/24	15	17,128

		17,128
ARIZONA — 5.66%
Arizona State University RB
Series C
5.00%, 07/01/24	10	11,494
Arizona Transportation Board RB
5.00%, 07/01/24	15	17,185
5.00%, 07/01/24	20	22,962
City of Phoenix AZ GO
5.00%, 07/01/24	50	57,344
City of Phoenix Civic Improvement Corp. RB
Series B
5.00%, 07/01/24	25	28,672
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/24	50	57,190
Regional Public Transportation Authority RB
5.25%, 07/01/24	50	58,055
State of Arizona COP
5.00%, 09/01/24	25	28,575

		281,477

Security	Principal (000s)	Value
CALIFORNIA — 10.03%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	$25	$29,017
California State Public Works Board RB
Series A
5.00%, 09/01/24	25	28,748
Series G
5.00%, 05/01/24	10	11,444
California State University RB
Series A
5.00%, 11/01/24	25	29,134
5.00%, 11/01/24	30	34,961
Los Angeles Department of Water & Power Power System RB
Series A
5.00%, 07/01/24	15	17,465
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/24	50	58,090
Placer Union High School District/CA GO
Series A
0.00%, 08/01/24[a]	25	21,314
Port of Los Angeles RB
Series A
5.00%, 08/01/24	15	17,372
San Marcos Unified School District GO
0.00%, 08/01/24[a]	40	33,560
State of California Department of Water Resources RB
Series AS
5.00%, 12/01/24	20	23,426
State of California GO
5.00%, 11/01/24	35	40,581
Series B
5.00%, 09/01/24	100	115,628
William S Hart Union High School District GO
Series B
0.00%, 08/01/24[a]	45	38,435

		499,175

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
COLORADO — 0.70%
City & County of Denver Co. Airport System Revenue RB
Series A
5.00%, 11/15/24	$20	$22,984
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/24 (SAW)	10	11,870

		34,854
CONNECTICUT — 0.78%
State of Connecticut GO
Series A
5.00%, 03/15/24	10	11,018
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 09/01/24	25	27,923

		38,941
DELAWARE — 1.97%
State of Delaware GO
Series B
5.00%, 07/01/27 (PR 07/01/24)	85	97,853

		97,853
DISTRICT OF COLUMBIA — 1.01%
District of Columbia GO
Series A
4.00%, 06/01/24	25	27,206
District of Columbia RB
Series A
5.00%, 12/01/24	20	23,108

		50,314
FLORIDA — 8.02%
Central Florida Expressway Authority RB
5.00%, 07/01/24	10	11,420
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	25	28,603
Florida Department of Environmental Protection RB
5.00%, 07/01/24	25	28,611

Security	Principal (000s)	Value
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/24	$25	$28,687
Hillsborough County School Board COP
Series A
5.00%, 07/01/24	45	51,140
Miami-Dade County Expressway Authority RB
Series B
5.00%, 07/01/24	25	28,411
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	25	28,634
Pasco County School Board COP
Series A
5.00%, 08/01/24	25	28,192
School Board of Miami-Dade County (The) GO
5.00%, 03/15/24	20	22,772
School District of Broward County/FL COP
Series A
5.00%, 07/01/24	50	56,975
Series B
5.00%, 07/01/24	20	22,790
State of Florida GO
Series A
5.00%, 01/01/24	35	39,891
5.00%, 07/01/24	20	22,987

		399,113
GEORGIA — 0.23%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	10	11,517

		11,517
HAWAII — 0.93%
City & County Honolulu HI Wastewater System RB
Series A
5.00%, 07/01/24	10	11,426
State of Hawaii GO
Series FE
5.00%, 10/01/24	20	23,087

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Series FH
5.00%, 10/01/24	$10	$11,543

		46,056
IDAHO — 0.23%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	10	11,354

		11,354
ILLINOIS — 3.15%
Chicago O’Hare International Airport RB
Series D
5.00%, 01/01/24	35	39,357
Illinois Finance Authority RB
5.00%, 07/01/24	25	28,518
State of Illinois GO
5.00%, 02/01/24	30	31,166
5.00%, 02/01/24	30	31,166
State of Illinois RB
series C
4.00%, 06/15/24	25	26,545

		156,752
LOUISIANA — 0.57%
State of Louisiana GO
Series B
5.00%, 05/01/24	25	28,312

		28,312
MAINE — 1.73%
Maine Municipal Bond Bank RB
Series B
5.00%, 11/01/24	20	23,098
Maine Turnpike Authority RB
5.00%, 07/01/24	55	63,112

		86,210
MARYLAND — 1.39%
County of Anne Arundel MD GOL
5.00%, 10/01/24	10	11,543
County of Baltimore MD GO
5.00%, 08/01/24	40	46,049
County of Montgomery MD GO
Series A
5.00%, 11/01/26 (PR 11/01/24)	10	11,569

		69,161

Security	Principal (000s)	Value
MASSACHUSETTS — 1.62%
Commonwealth of Massachusetts GOL
Series C
5.00%, 07/01/24	$50	$57,344
Massachusetts Clean Water Trust (The) RB
Series 2017
5.00%, 08/01/24	20	23,075

		80,419
MICHIGAN — 0.58%
State of Michigan GO
Series A
5.00%, 12/01/24	25	28,836

		28,836
MINNESOTA — 0.57%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series B
5.00%, 01/01/24	10	11,363
Minnesota Municipal Power Agency RB
Series A
5.00%, 10/01/24	15	17,095

		28,458
MISSOURI — 0.23%
University of Missouri RB
Series A
5.00%, 11/01/24	10	11,556

		11,556
NEBRASKA — 1.71%
City of Omaha NE GO
Series B
5.00%, 11/15/24	25	28,747
Nebraska Public Power District RB
Series A-1
5.00%, 01/01/24	15	17,002
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
5.00%, 02/01/24	35	39,616

		85,365

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
NEVADA — 3.10%
County of Clark Department of Aviation RB
5.00%, 07/01/24	$20	$22,839
County of Clark NV GOL
5.00%, 11/01/24	25	28,727
Series B
5.00%, 11/01/24	30	34,472
Las Vegas Valley Water District GOL
Series A
5.00%, 02/01/24	10	11,388
State of Nevada GOL
Series D
5.00%, 04/01/24	25	28,489
Washoe County School District/NV GOL
Series A
5.00%, 06/01/24	25	28,414

		154,329
NEW JERSEY — 1.09%
New Jersey Economic Development Authority RB
Series XX
5.00%, 06/15/24	25	27,020
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/24	25	27,163

		54,183
NEW MEXICO — 0.46%
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/24	20	22,938

		22,938
NEW YORK — 6.34%
City of New York NY GO
Series C
5.00%, 08/01/24	100	114,497
Metropolitan Transportation Authority RB
Series A-2
5.00%, 11/15/24	40	45,762
Series B
5.00%, 11/15/24	25	28,601

Security	Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series-A1
5.00%, 08/01/24	$35	$40,249
New York State Dormitory Authority RB
Series A
5.00%, 03/15/24	25	28,509
Series B
5.50%, 03/15/24	30	35,026
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	15	17,336
New York State Urban Development Corp. RB
Series A
5.00%, 03/15/24	5	5,702

		315,682
NORTH CAROLINA — 2.20%
County of Durham NC GO
5.00%, 10/01/24	15	17,373
County of Forsyth NC GO
5.00%, 12/01/24	25	29,017
County of Wake NC RB
Series A
5.00%, 12/01/24	20	23,121
State of North Carolina RB
5.00%, 03/01/24	35	39,800

		109,311
OHIO — 2.19%
City of Columbus OH GO
Series A
5.00%, 07/01/24	20	23,000
County of Franklin OH GOL
5.00%, 12/01/24	10	11,547
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015-A
5.00%, 06/01/24	20	22,962
State of Ohio GO
Series A
5.00%, 09/15/24	45	51,756

		109,265

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
OKLAHOMA — 1.91%
Grand River Dam Authority RB
Series A
4.00%, 06/01/24	$35	$37,944
5.00%, 06/01/24	10	11,402
Oklahoma Capitol Improvement Authority RB
Series C
5.00%, 07/01/24	20	23,012
Oklahoma Water Resources Board RB
5.00%, 04/01/24	20	22,898

		95,256
OREGON — 0.12%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 10/01/24	5	5,772

		5,772
PENNSYLVANIA — 1.60%
Commonwealth of Pennsylvania GO
First Series
5.00%, 09/15/24	40	45,174
County of Montgomery PA GO
Series A
5.00%, 04/01/24	20	22,862
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	10	11,377

		79,413
RHODE ISLAND — 1.24%
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
4.00%, 06/15/24	20	21,516
Series B
5.00%, 10/01/24	35	40,334

		61,850
SOUTH CAROLINA — 1.73%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24	25	28,656
County of Charleston SC GO
Series C
5.00%, 11/01/24	20	23,137

Security	Principal (000s)	Value
Lancaster County School District/SC GO
5.00%, 03/01/24	$30	$34,237

		86,030
TENNESSEE — 0.81%
Tennessee State School Bond Authority RB
5.00%, 11/01/24	35	40,490

		40,490
TEXAS — 16.41%
Aldine Independent School District GO
5.00%, 02/15/24	10	11,368
Arlington Independent School District/TX GO
Series A
5.00%, 02/15/24	25	28,462
Birdville Independent School District GO
5.00%, 02/15/24	10	11,396
City of Austin TX Water & Wastewater System RB
5.00%, 11/15/24	30	34,477
Series A
5.00%, 11/15/24	15	17,238
City of Austin/TX GOL
Series A
5.00%, 09/01/24	25	28,764
City of Brownsville TX GO
5.00%, 02/15/24	15	16,965
City of Houston TX Combined Utility System RB
Series B
5.00%, 11/15/24	50	57,300
City of Pflugerville TX GOL
5.00%, 08/01/24	10	11,394
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	5	5,685
Conroe Independent School District GO
5.00%, 02/15/24	50	57,070
Cypress-Fairbanks Independent School District GO
Series C
5.00%, 02/15/24 (PSF)	30	34,103

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM MUNI BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Fort Bend Independent School District GO
Series C
5.00%, 02/15/24 (PSF)	$25	$28,433
Frisco Independent School District GO
5.00%, 08/15/24	20	22,891
Lower Colorado River Authority RB
Series B
5.00%, 05/15/24	45	50,729
Metropolitan Transit Authority of Harris County RB
Series D
5.00%, 11/01/24	10	11,491
North Texas Municipal Water District RB
5.00%, 06/01/24	25	28,520
North Texas Tollway Authority RB
Series A
5.00%, 01/01/24	80	90,679
Pflugerville Independent School District GO
5.00%, 02/15/24	15	17,103
San Antonio Water System RB
Series A
5.00%, 05/15/24	25	28,557
State of Texas GO
5.00%, 10/01/24	15	17,286
Texas A&M University RB
Series E
5.00%, 05/15/24	10	11,489
Texas State University System RB
Series A
5.00%, 03/15/24	25	28,421
Texas Transportation Commission State Highway Fund RB
Series A
5.00%, 10/01/24	25	28,762
University of Texas System (The) RB
Series E
5.00%, 08/15/24	50	57,604
Series H
5.00%, 08/15/24	70	80,646

		816,833

Security	Principal (000s)	Value
UTAH — 2.08%
City of Ogden City UT Sewer & Water Revenue RB
5.00%, 06/15/24	$25	$28,663
University of Utah (The) RB
Series A
5.00%, 08/01/24	65	74,829

		103,492
VIRGINIA — 2.07%
City of Alexandria VA GO
Series C
5.00%, 07/01/24	10	11,531
Virginia College Building Authority RB
Series B
5.00%, 09/01/24	10	11,461
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/24	15	17,143
5.00%, 09/15/24	30	34,447
Virginia Public Building Authority RB
Series A
5.00%, 08/01/24	25	28,671

		103,253
WASHINGTON — 5.99%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/24	25	28,563
City of Seattle WA Municipal Light & Power Revenue RB
Series C
5.00%, 09/01/24	60	68,957
County of King WA GOL
Series C
5.00%, 12/01/24	25	28,918
Energy Northwest RB
Series A
5.00%, 07/01/24	25	28,672
King County School District No. 210 Federal Way GO
4.00%, 12/01/24	10	10,956
Port of Tacoma WA RB
Series A
5.00%, 12/01/24	10	11,502

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM MUNI BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
State of Washington COP
5.00%, 07/01/24	$45	$51,388
State of Washington GO
5.00%, 08/01/24	60	69,073

		298,029
WEST VIRGINIA — 1.15%
State of West Virginia GO
Series A
5.00%, 06/01/24	30	34,333
West Virginia Commissioner of Highways RB
Series A
5.00%, 09/01/24	20	22,722

		57,055
WISCONSIN — 3.92%
Milwaukee County Metropolitan Sewer District GO
Series A
5.00%, 10/01/24	20	23,125
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	68,630
Series 1
5.00%, 06/01/24 (ETM)	15	17,157
State of Wisconsin GO
Series A
5.00%, 05/01/24	25	28,626
Wisconsin Department of Transportation RB Series 1
5.00%, 07/01/24	50	57,467

		195,005

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $4,918,701)		4,891,342

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Liquidity Funds: MuniCash
1.48%[b,c]	23	23,068

		23,068

Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,068)	$23,068

TOTAL INVESTMENTS IN SECURITIES — 98.74%
(Cost: $4,941,769)	4,914,410
Other Assets, Less Liabilities — 1.26%	62,751

NET ASSETS — 100.00%	$4,977,161

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —   General Obligation

GOL  —  General Obligation Limited

PR  —   Prerefunded

PSF  —   Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

[a]	Zero-coupon bond.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 TERM MUNI BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 03/20/18 (000s) [a]	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds: MuniCash	—	23	[c]	—	23	$23,068	$80	$—	$—

[a]	The Fund commenced operations on March 20, 2018.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal debt obligations	$—	$4,891,342	$—	$4,891,342
Money market funds	23,068	—	—	23,068

Total	$23,068	$4,891,342	$—	$4,914,410

See notes to financial statements.

SCHEDULES OF INVESTMENTS	99

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$185,104,525	$194,018,196	$63,369,712
Affiliated (Note 2)	384,608	348,336	162,986

Total cost of investments in securities	$185,489,133	$194,366,532	$63,532,698

Investments in securities, at fair value (Note 1):
Unaffiliated	$181,691,882	$189,861,685	$61,993,370
Affiliated (Note 2)	384,608	348,336	162,986
Receivables:
Dividends and interest	2,285,139	2,425,175	801,105
Capital shares sold	—	1,264,657	—

Total Assets	184,361,629	193,899,853	62,957,461

LIABILITIES
Payables:
Investment securities purchased	264,733	1,643,480	—
Investment advisory fees (Note 2)	26,866	27,990	9,087

Total Liabilities	291,599	1,671,470	9,087

NET ASSETS	$184,070,030	$192,228,383	$62,948,374

Net assets consist of:
Paid-in capital	$187,316,696	$196,150,720	$64,244,306
Undistributed net investment income	171,298	239,422	80,630
Accumulated net realized loss	(5,321)	(5,248)	(220)
Net unrealized depreciation	(3,412,643)	(4,156,511)	(1,376,342)

NET ASSETS	$184,070,030	$192,228,383	$62,948,374

Shares outstanding[a]	7,300,000	7,600,000	2,550,000

Net asset value per share	$25.22	$25.29	$24.69

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2018

iShares iBonds Dec 2024 Term Muni Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$4,918,701
Affiliated (Note 2)	23,068

Total cost of investments in securities	$4,941,769

Investments in securities, at fair value (Note 1):
Unaffiliated	$4,891,342
Affiliated (Note 2)	23,068
Receivables:
Dividends and interest	63,323

Total Assets	4,977,733

LIABILITIES
Payables:
Investment advisory fees (Note 2)	572

Total Liabilities	572

NET ASSETS	$4,977,161

Net assets consist of:
Paid-in capital	$4,996,236
Undistributed net investment income	8,284
Net unrealized depreciation	(27,359)

NET ASSETS	$4,977,161

Shares outstanding[a]	200,000

Net asset value per share	$24.89

[a]	No par value, unlimited number of shares authorized.

FINANCIAL STATEMENTS	101

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares iBonds Dec 2021 Term Muni Bond ETF	iShares iBonds Dec 2022 Term Muni Bond ETF	iShares iBonds Dec 2023 Term Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$2,623	$3,152	$2,273
Interest — unaffiliated	1,247,487	1,437,383	381,422

Total investment income	1,250,110	1,440,535	383,695

EXPENSES
Investment advisory fees (Note 2)	150,790	153,852	37,953
Proxy fees	13	12	—

Total expenses	150,803	153,864	37,953

Net investment income	1,099,307	1,286,671	345,742

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,667)	(209)	—
Investments — affiliated (Note 2)	(246)	(356)	(319)
Realized gain distributions from affiliated funds	240	68	54

Net realized loss	(2,673)	(497)	(265)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(3,650,211)	(4,626,326)	(1,287,777)

Net change in unrealized appreciation/depreciation	(3,650,211)	(4,626,326)	(1,287,777)

Net realized and unrealized loss	(3,652,884)	(4,626,823)	(1,288,042)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,553,577)	$(3,340,152)	$(942,300)

See notes to financial statements.

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended April 30, 2018

iShares iBonds Dec 2024 Term Muni Bond ETF[a]

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$80
Interest — unaffiliated	8,912

Total investment income	8,992

EXPENSES
Investment advisory fees (Note 2)	708

Total expenses	708

Net investment income	8,284

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(27,359)

Net change in unrealized appreciation/depreciation	(27,359)

Net realized and unrealized loss	(27,359)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,075)

[a]	For the period from March 20, 2018 (commencement of operations) to April 30, 2018.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBonds Dec 2021 Term Muni Bond ETF		iShares iBonds Dec 2022 Term Muni Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,099,307	$1,437,850	$1,286,671	$1,553,067
Net realized loss	(2,673)	(2,479)	(497)	(4,612)
Net change in unrealized appreciation/depreciation	(3,650,211)	169,535	(4,626,326)	355,400

Net increase (decrease) in net assets resulting from operations	(2,553,577)	1,604,906	(3,340,152)	1,903,855

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,052,252)	(1,340,700)	(1,184,943)	(1,443,729)

Total distributions to shareholders	(1,052,252)	(1,340,700)	(1,184,943)	(1,443,729)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,940,871	92,280,407	43,516,052	96,613,762
Cost of shares redeemed	—	(1,292,851)	—	—

Net increase in net assets from capital share transactions	27,940,871	90,987,556	43,516,052	96,613,762

INCREASE IN NET ASSETS	24,335,042	91,251,762	38,990,957	97,073,888

NET ASSETS
Beginning of period	159,734,988	68,483,226	153,237,426	56,163,538

End of period	$184,070,030	$159,734,988	$192,228,383	$153,237,426

Undistributed net investment income included in net assets at end of period	$171,298	$124,243	$239,422	$137,694

SHARES ISSUED AND REDEEMED
Shares sold	1,100,000	3,600,000	1,700,000	3,750,000
Shares redeemed	—	(50,000)	—	—

Net increase in shares outstanding	1,100,000	3,550,000	1,700,000	3,750,000

See notes to financial statements.

104	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares iBonds Dec 2023 Term Muni Bond ETF		iShares iBonds Dec 2024 Term Muni Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Period from April 11, 2017[a] to October 31, 2017	Period from March 20, 2018[a] to April 30, 2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$345,742	$74,512	$8,284
Net realized gain (loss)	(265)	45	—
Net change in unrealized appreciation/depreciation	(1,287,777)	(88,565)	(27,359)

Net decrease in net assets resulting from operations	(942,300)	(14,008)	(19,075)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(280,393)	(59,231)	—

Total distributions to shareholders	(280,393)	(59,231)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,763,984	25,480,322	4,996,236

Net increase in net assets from capital share transactions	38,763,984	25,480,322	4,996,236

INCREASE IN NET ASSETS	37,541,291	25,407,083	4,977,161

NET ASSETS
Beginning of period	25,407,083	—	—

End of period	$62,948,374	$25,407,083	$4,977,161

Undistributed net investment income included in net assets at end of period	$80,630	$15,281	$8,284

SHARES ISSUED
Shares sold	1,550,000	1,000,000	200,000

Net increase in shares outstanding	1,550,000	1,000,000	200,000

[a]	Commencement of operations.

FINANCIAL STATEMENTS	105

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2021 Term Muni Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Sep. 1, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.76	$25.84	$25.47	$25.00

Income from investment operations:
Net investment income[b]	0.17	0.32	0.32	0.06
Net realized and unrealized gain (loss)[c]	(0.55)	(0.10)	0.37	0.47

Total from investment operations	(0.38)	0.22	0.69	0.53

Less distributions from:
Net investment income	(0.16)	(0.30)	(0.32)	(0.05)
Return of capital	—	—	—	(0.01)

Total distributions	(0.16)	(0.30)	(0.32)	(0.06)

Net asset value, end of period	$25.22	$25.76	$25.84	$25.47

Total return	(1.48)%[d]	0.86%	2.73%	2.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$184,070	$159,735	$68,483	$7,640
Ratio of expenses to average net assets[e]	0.18%	0.18%	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.25%	0.30%
Ratio of net investment income to average net assets[e]	1.31%	1.24%	1.23%	1.55%
Portfolio turnover rate[f]	0%[d,g]	0%[g]	0%[g]	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

106	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2022 Term Muni Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Sep. 1, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.97	$26.12	$25.46	$25.00

Income from investment operations:
Net investment income[b]	0.19	0.37	0.35	0.07
Net realized and unrealized gain (loss)[c]	(0.69)	(0.17)	0.67	0.46

Total from investment operations	(0.50)	0.20	1.02	0.53

Less distributions from:
Net investment income	(0.18)	(0.35)	(0.36)	(0.07)
Return of capital	—	—	—	(0.00)[d]

Total distributions	(0.18)	(0.35)	(0.36)	(0.07)

Net asset value, end of period	$25.29	$25.97	$26.12	$25.46

Total return	(1.93)%[e]	0.78%	4.02%	2.11%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$192,228	$153,237	$56,164	$5,091
Ratio of expenses to average net assets[f]	0.18%	0.18%	0.18%	0.18%
Ratio of expenses to average net assets prior to waived fees[f]	n/a	n/a	0.25%	0.30%
Ratio of net investment income to average net assets[f]	1.51%	1.43%	1.35%	1.77%
Portfolio turnover rate[g]	0%[e,h]	1%	0%[h]	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBonds Dec 2023 Term Muni Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Period from Apr. 11, 2017[a] to Oct. 31, 2017
Net asset value, beginning of period	$25.41	$25.00

Income from investment operations:
Net investment income[b]	0.20	0.20
Net realized and unrealized gain (loss)[c]	(0.75)	0.38

Total from investment operations	(0.55)	0.58

Less distributions from:
Net investment income	(0.17)	(0.17)

Total distributions	(0.17)	(0.17)

Net asset value, end of period	$24.69	$25.41

Total return	(2.16)%[d]	2.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,948	$25,407
Ratio of expenses to average net assets[e]	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.64%	1.40%
Portfolio turnover rate[f]	0%[d]	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares iBonds Dec 2024 Term Muni Bond ETF
Period from Mar. 20, 2018[a] to Apr. 30, 2018
Net asset value, beginning of period	$24.98

Income from investment operations:
Net investment income[b]	0.06
Net realized and unrealized loss[c]	(0.15)

Total from investment operations	(0.09)

Net asset value, end of period	$24.89

Total return	(0.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,977
Ratio of expenses to average net assets[e]	0.18%
Ratio of net investment income to average net assets[e]	2.11%
Portfolio turnover rate[f]	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

FINANCIAL HIGHLIGHTS	109

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Dec 2021 Term Muni Bond	Non-diversified
iBonds Dec 2022 Term Muni Bond	Non-diversified
iBonds Dec 2023 Term Muni Bond	Non-diversified
iBonds Dec 2024 Term Muni Bond[a]	Non-diversified

[a]	The Fund commenced operations on March 20, 2018.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

110	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

112	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of April 30, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
iBonds Dec 2024 Term Muni Bond	1	15%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

iShares ETF	Purchases	Sales
iBonds Dec 2021 Term Muni Bond	$30,025,023	$191,453
iBonds Dec 2022 Term Muni Bond	45,312,486	152,381
iBonds Dec 2023 Term Muni Bond	38,335,157	—
iBonds Dec 2024 Term Muni Bond	4,925,796	—

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases
iBonds Dec 2023 Term Muni Bond	$525,206

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

114	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to, government regulation, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Funds’ fiscal year end, the following funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBonds Dec 2021 Term Muni Bond	$2,208
iBonds Dec 2022 Term Muni Bond	4,362

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2021 Term Muni Bond	$185,489,573	$5,999	$(3,419,082)	$(3,413,083)
iBonds Dec 2022 Term Muni Bond	194,366,921	12,864	(4,169,764)	(4,156,900)
iBonds Dec 2023 Term Muni Bond	63,532,701	—	(1,376,345)	(1,376,345)
iBonds Dec 2024 Term Muni Bond	4,941,769	542	(27,901)	(27,359)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

116	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited)

iSHARES® TRUST

iShares iBonds Dec 2024 Term Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 15-16, 2018, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (“ETFs”) (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee rate of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	117

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale be identified in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged BFA’s expressed business purpose for launching a suite of iShares “Core” ETFs that generally are subject to lower investment advisory fees than iShares non-Core ETFs that may provide a similar investment exposure. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory

118	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion — Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	119

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBonds Dec 2021 Term Muni Bond	$0.154529	$—	$0.004954	$0.159483	97%	—%	3%		100%
iBonds Dec 2022 Term Muni Bond	0.178472	—	0.000734	0.179206	100	—	0	[a]	100
iBonds Dec 2023 Term Muni Bond	0.167536	—	0.004092	0.171628	98	—	2		100

[a]	Rounds to less than 1%.

120	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	121

Notes:

122	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1015-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged International High Yield Bond ETF | HHYX | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Performance as of April 30, 2018

The iShares Currency Hedged International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar denominated, high yield corporate bonds while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Markit iBoxx Global Developed Markets ex-US High Yield (USD Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares International High Yield Bond ETF. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.43%, net of fees, while the total return for the Index was 0.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.46%	4.88%	5.48%	5.46%	4.88%	5.48%
Since Inception	5.90%	5.81%	6.45%	17.17%	16.88%	18.82%
The inception date of the Fund was 7/28/15. The first day of secondary market trading was 7/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,004.30	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY CREDIT QUALITY1

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [3]

Ba	60.67%
B	23.88
Caa	3.70
Not Rated	11.75

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 4/30/18

Country	Percentage of Total Investments [3]

Italy	20.43%
United States	15.20
France	13.68
United Kingdom	9.75
Germany	8.63
Spain	5.60
Luxembourg	5.47
Netherlands	4.32
Ireland	3.42
Sweden	3.03

TOTAL	89.53%

[1]	Table shown is for the iShares International High Yield Bond ETF, the underlying fund in which the Fund invests.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Shares	Value
INVESTMENT COMPANIES — 99.92%

EXCHANGE-TRADED FUNDS — 99.92%
iShares International High Yield Bond ETF[a,b]	25,556	$1,401,491

		1,401,491

TOTAL INVESTMENT COMPANIES
(Cost: $1,192,372)		1,401,491

SHORT-TERM INVESTMENTS — 9.72%

MONEY MARKET FUNDS — 9.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[a,c,d]	135,586	135,600
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[a,c]	674	674

		136,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $136,274)		136,274

Value
TOTAL INVESTMENTS IN SECURITIES — 109.64%
(Cost: $1,328,646)	$1,537,765
Other Assets, Less Liabilities — (9.64)%	(135,192)

NET ASSETS — 100.00%	$1,402,573

[a]	Affiliate of the Fund.
[b]	All or a portion of this security is on loan.
[c]	Annualized 7-day yield as of period end.
[d]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17	Shares purchased		Shares sold	Shares held at 04/30/18	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	135,586	[b]	—	135,586	$135,600	$17	[c]	$1	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	623	51	[b]	—	674	674	5		—	—
iShares International High Yield Bond ETF	26,248	27,016		(27,708)	25,556	1,401,491	—		(15,324)	32,818

						$1,537,765	$22		$(15,323)	$32,818

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of April 30, 2018 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	21,000	USD	16,300	MS	05/03/2018	$56
USD	2,525,849	EUR	2,066,000	MS	05/03/2018	30,948
USD	103,011	GBP	73,000	MS	05/03/2018	2,507
USD	1,279,707	EUR	1,057,000	MS	06/04/2018	357
USD	103,423	GBP	75,000	MS	06/04/2018	21

						33,889

EUR	2,066,000	USD	2,495,997	MS	05/03/2018	(1,096)
GBP	73,000	USD	100,525	MS	05/03/2018	(22)
USD	16,274	CAD	21,000	MS	05/03/2018	(83)
USD	16,311	CAD	21,000	MS	06/04/2018	(56)

						(1,257)

			Net unrealized appreciation			$32,632

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment companies	$1,401,491	$—	$—	$1,401,491
Money market funds	136,274	—	—	136,274

Total	$1,537,765	$—	$—	$1,537,765

Derivative financial instruments[a]
Assets
Forward currency contracts	$—	$33,889	$—	$33,889
Liabilities
Forward currency contracts	—	(1,257)	—	(1,257)

Total	$—	$32,632	$—	$32,632

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Affiliated (Note 2)	$1,328,646

Total cost of investments in securities	$1,328,646

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$1,537,765
Receivables:
Dividends and interest	7
Unrealized appreciation on forward currency contracts (Note 1)	33,889

Total Assets	1,571,661

LIABILITIES
Payables:
Investment securities purchased	32,197
Collateral for securities on loan (Note 1)	135,600
Unrealized depreciation on forward currency contracts (Note 1)	1,257
Investment advisory fees (Note 2)	34

Total Liabilities	169,088

NET ASSETS	$1,402,573

Net assets consist of:
Paid-in capital	$1,285,384
Accumulated net investment loss	(228)
Accumulated net realized loss	(124,334)
Net unrealized appreciation	241,751

NET ASSETS	$1,402,573

Shares outstanding[b]	50,000

Net asset value per share	$28.05

[a]	Securities on loan with a value of $131,616. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$5
Securities lending income — affiliated — net (Note 2)	17

Total investment income	22

EXPENSES
Investment advisory fees (Note 2)	4,830

Total expenses	4,830
Less investment advisory fees waived (Note 2)	(4,580)

Net expenses	250

Net investment loss	(228)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	410
In-kind redemptions — affiliated (Note 2)	(15,733)
Forward currency transactions	(39,125)

Net realized loss	(54,448)

Net change in unrealized appreciation/depreciation on:
Investments — affiliated (Note 2)	32,818
Forward currency contracts	13,917

Net change in unrealized appreciation/depreciation	46,735

Net realized and unrealized loss	(7,713)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,941)

See notes to financial statements.

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(228)	$9,955
Net realized loss	(54,448)	(39,529)
Net change in unrealized appreciation/depreciation	46,735	152,663

Net increase (decrease) in net assets resulting from operations	(7,941)	123,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(13,067)

Total distributions to shareholders	—	(13,067)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,404,612	—
Cost of shares redeemed	(1,390,376)	—

Net increase in net assets from capital share transactions	14,236	—

INCREASE IN NET ASSETS	6,295	110,022

NET ASSETS
Beginning of period	1,396,278	1,286,256

End of period	$1,402,573	$1,396,278

Accumulated net investment loss included in net assets at end of period	$(228)	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	—
Shares redeemed	(50,000)	—

Net increase (decrease) in shares outstanding	—	—

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Jul. 28, 2015 [a] to Oct. 31, 2015
Net asset value, beginning of period	$27.93	$25.73	$24.98	$25.08

Income from investment operations:
Net investment income (loss)[b]	(0.00)[c]	0.20	0.08	0.19
Net realized and unrealized gain (loss)[d]	0.12	2.26	1.39	(0.10)

Total from investment operations	0.12	2.46	1.47	0.09

Less distributions from:
Net investment income	—	(0.26)	(0.31)	(0.19)
Net realized gain	—	—	(0.41)	—

Total distributions	—	(0.26)	(0.72)	(0.19)

Net asset value, end of period	$28.05	$27.93	$25.73	$24.98

Total return	0.43%[e]	9.63%	6.02%	0.37%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,403	$1,396	$1,286	$2,498
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets[f]	(0.03)%	0.74%	0.34%	2.99%
Portfolio turnover rate[h,i]	4%[e]	8%	9%	1%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. The ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
i	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 39 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Currency Hedged International High Yield Bond	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Fund. The financial statements and schedule of investments for the underlying fund can be found elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2018, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
JPMorgan Securities LLC	$131,616	$131,616	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.58%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares International High Yield Bond ETF (“HYXU”), after taking into account any fee waivers by HYXU, plus 0.03%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $6.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018, were $71,394 and $165,657, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2018, were $1,443,037 and $1,363,009, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

The Fund uses forward currency contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held by the Fund or its underlying fund. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

The following table shows the value of forward currency contracts held as of April 30, 2018 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$33,889

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$1,257

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended April 30, 2018 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts	$(39,125)	$13,917

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended April 30, 2018:

Average amounts purchased in U.S. dollars	$3,717,410
Average amounts sold in U.S. dollars	$5,580,969

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Except for NDFs, the forward currency contracts held by the Fund generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as “Cash pledged to broker for forward currency contracts” on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for collateral on forwards.” To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statement of assets and liabilities as of April 30, 2018:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$33,889	$(1,257)	$32,632

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$1,257	$(1,257)	$—

6.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Fund’s fiscal year end, the Fund had non-expiring capital loss carryforwards in the amount of $50,959 available to offset future realized capital gains.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $1,328,858. Net unrealized appreciation was $241,539, of which $243,008 represented gross unrealized appreciation on securities and $1,469 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED INTERNATIONAL HIGH YIELD BOND ETF

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

On June 14, 2018, the Board unanimously voted to close and liquidate the Fund. After the close of business on August 15, 2018, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on August 16, 2018. Proceeds of the liquidation are currently scheduled to be sent to shareholders on August 22, 2018.

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	23

Additional Financial Information

April 30, 2018

iShares, Inc.

iShares International High Yield Bond ETF  |  HYXU  |  Cboe BZX

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal or Shares (000s)		Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class Aa		—	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—

CORPORATE BONDS & NOTES — 97.67%

AUSTRALIA — 0.46%
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[b,c,d]	EUR	400	502,227

			502,227
AUSTRIA — 0.13%
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[c]	EUR	100	138,922

			138,922
BELGIUM — 0.58%
Barry Callebaut Services NV
2.38%, 05/24/24 (Call 02/24/24)[c]	EUR	200	253,894
5.63%, 06/15/21[c]	EUR	100	140,225
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28 (Call 12/01/22)[c]	EUR	200	236,939

			631,058
CANADA — 1.53%
Baytex Energy Corp.
6.63%, 07/19/22 (Call 05/30/18)	CAD	125	93,465
Bombardier Inc.
6.13%, 05/15/21[c]	EUR	300	396,549
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/30/18)[c]	CAD	100	79,644
Cascades Inc.
5.50%, 07/15/21 (Call 05/30/18)[e]	CAD	50	39,656
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[c]	EUR	200	256,365

Security	Principal (000s)		Value
Iron Mountain Canada Operations ULC
5.38%, 09/15/23[c]	CAD	100	$79,323
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)[e]	CAD	100	78,048
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	200	156,681
5.75%, 09/16/24 (Call 09/16/19)	CAD	150	118,594
Postmedia Network Inc.
8.25%, 07/15/21 (Call 05/30/18)[e]	CAD	3	1,875
Quebecor Media Inc.
6.63%, 01/15/23[e]	CAD	175	147,432
Southern Pacific Resource Corp.
8.75%, 01/25/18[a,e,f]	CAD	50	4
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	125	102,200
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	150	122,392

			1,672,228
CYPRUS — 0.11%
Bank of Cyprus PCL
9.25%, 01/19/27 (Call 01/19/22)[b,c,d]	EUR	100	119,159

			119,159
DENMARK — 0.33%
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[b,c,d]	EUR	300	362,782

			362,782
FINLAND — 1.81%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[c]	EUR	200	243,509
2.00%, 03/15/24 (Call 12/15/23)[c]	EUR	300	365,140
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	126,349
2.50%, 06/07/27 (Call 03/07/27)[c]	EUR	200	247,005

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
2.50%, 03/21/28 (Call 12/21/27)[c]	EUR	100	$122,344
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)[c]	EUR	200	241,269
2.50%, 03/17/21[c]	EUR	300	379,468
2.63%, 01/13/23[c]	EUR	200	252,952

			1,978,036
FRANCE — 13.37%
Altice France SA/France
5.38%, 05/15/22 (Call 05/30/18)[c]	EUR	500	618,039
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	500	623,491
Areva SA
4.38%, 11/06/19	EUR	200	256,223
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)[c]	EUR	200	234,555
3.58%, 02/07/25 (Call 11/07/24)[c]	EUR	200	240,074
4.05%, 08/05/26 (Call 05/05/26)[c]	EUR	200	243,241
4.41%, 08/06/19[c]	EUR	200	253,502
4.50%, 03/07/24 (Call 12/07/23)[c]	EUR	400	510,154
4.56%, 01/25/23[c]	EUR	300	391,648
5.24%, 03/09/20	EUR	400	520,519
5.98%, 05/26/21[c]	EUR	400	543,697
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)[c]	EUR	300	330,833
6.50%, 07/15/22 (Call 07/15/19)[c]	EUR	300	368,683
7.75%, 01/15/21 (Call 05/10/18)[c]	EUR	300	375,272
Elis SA
1.88%, 02/15/23 (Call 11/15/22)[c]	EUR	300	361,621
2.88%, 02/15/26 (Call 11/15/25)[c]	EUR	200	239,708
Europcar Groupe SA
4.13%, 11/15/24 (Call 11/15/20)[c]	EUR	400	480,974

Security	Principal (000s)		Value
5.75%, 06/15/22 (Call 06/15/18)[c]	EUR	200	$249,626
Faurecia SA
3.63%, 06/15/23 (Call 06/15/19)[c]	EUR	300	379,537
Faurecia SA
2.63%, 06/15/25 (Call 06/15/21)[c]	EUR	300	367,946
Loxam SAS
3.50%, 04/15/22 (Call 04/15/19)[c]	EUR	100	125,250
3.50%, 05/03/23 (Call 05/03/19)[c]	EUR	200	249,329
4.25%, 04/15/24 (Call 04/15/20)[c]	EUR	100	127,839
4.88%, 07/23/21 (Call 05/10/18)[c]	EUR	73	90,145
6.00%, 04/15/25 (Call 04/15/20)[c]	EUR	100	130,709
7.00%, 07/23/22 (Call 05/10/18)[c]	EUR	100	126,734
Novafives SAS
5.00%, 06/15/25 (Call 06/15/21)[c]	EUR	100	122,934
Orano SA
3.13%, 03/20/23 (Call 12/20/22)[c]	EUR	400	497,309
3.25%, 09/04/20[c]	EUR	300	382,307
3.50%, 03/22/21	EUR	300	386,962
4.88%, 09/23/24	EUR	400	530,185
Peugeot SA
2.00%, 03/23/24[c]	EUR	275	337,828
2.00%, 03/20/25 (Call 12/20/24)[c]	EUR	300	362,144
2.38%, 04/14/23[c]	EUR	250	318,969
Rexel SA
2.13%, 06/15/25 (Call 12/15/20)[c]	EUR	300	350,858
2.63%, 06/15/24 (Call 03/15/20)[c]	EUR	125	153,242
3.50%, 06/15/23 (Call 06/15/19)[c]	EUR	200	250,374

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	200	$244,836
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	400	501,625
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[c]	EUR	150	193,588
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[c]	EUR	300	345,212
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	120,572
Vallourec SA
2.25%, 09/30/24[c]	EUR	200	197,010
3.25%, 08/02/19[c]	EUR	100	124,353
6.38%, 10/15/23 (Call 10/15/20)[c]	EUR	100	120,675
6.63%, 10/15/22 (Call 10/15/20)[c]	EUR	300	373,827
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[c]	EUR	200	249,689

			14,603,848
GERMANY — 8.43%
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)[c]	EUR	200	242,242
1.88%, 04/27/23 (Call 03/27/23)[c]	EUR	100	118,983
2.13%, 02/06/24 (Call 01/06/24)[c]	EUR	200	237,095
3.00%, 04/27/26 (Call 02/27/26)[c]	EUR	100	120,479
Deutsche Bank AG
2.75%, 02/17/25[c]	EUR	600	729,310
4.50%, 05/19/26	EUR	300	398,160
Deutsche Lufthansa AG
5.13%, 08/12/75 (Call 02/12/21)[b,c,d]	EUR	200	263,451
Hapag-Lloyd AG
5.13%, 07/15/24 (Call 07/15/20)[c]	EUR	200	246,906

Security	Principal (000s)		Value
6.75%, 02/01/22 (Call 02/01/19)[c]	EUR	200	$255,753
K+S AG
2.63%, 04/06/23 (Call 01/06/23)[c]	EUR	300	378,895
3.00%, 06/20/22[c]	EUR	200	257,869
4.13%, 12/06/21[c]	EUR	200	265,980
LANXESS AG
4.50%, 12/06/76 (Call 06/06/23)[b,c,d]	EUR	200	264,689
METRO AG
1.38%, 10/28/21[c]	EUR	200	248,615
1.50%, 03/19/25[c]	EUR	200	235,746
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	300	388,637
RWE AG
2.75%, 04/21/75 (Call 10/21/20)[b,c,d]	EUR	200	248,602
3.50%, 04/21/75 (Call 04/21/25)[b,c,d]	EUR	200	252,330
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[c]	EUR	550	672,099
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	300	373,077
2.50%, 02/25/25[c]	EUR	200	254,351
2.75%, 03/08/21 (Call 12/08/20)[c]	EUR	400	509,618
3.13%, 10/25/19 (Call 07/25/19)[c]	EUR	300	375,515
4.00%, 08/27/18	EUR	300	366,918
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	300	383,773
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[c]	EUR	200	255,898
4.00%, 01/15/25 (Call 01/15/20)[c]	EUR	400	511,303
4.63%, 02/15/26 (Call 02/15/21)[c]	EUR	200	265,387

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
5.63%, 04/15/23 (Call 05/15/18)[c]	EUR	70	$86,986

			9,208,667
GREECE — 0.47%
OTE PLC
3.50%, 07/09/20[c]	EUR	300	382,210
4.38%, 12/02/19[c]	EUR	100	127,982

			510,192
IRELAND — 3.34%
AIB Group PLC
1.50%, 03/29/23[c]	EUR	200	241,944
Allied Irish Banks PLC
4.13%, 11/26/25 (Call 11/26/20)[b,c,d]	EUR	300	388,524
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[c]	EUR	325	397,748
4.13%, 05/15/23 (Call 05/15/19)[c]	EUR	200	252,605
4.75%, 07/15/27 (Call 07/15/22)[c]	GBP	200	268,608
6.75%, 05/15/24 (Call 05/15/19)[c]	EUR	300	394,557
Bank of Ireland
4.25%, 06/11/24 (Call 06/11/19)[b,c,d]	EUR	300	376,496
10.00%, 12/19/22[c]	EUR	100	167,362
Bank of Ireland Group PLC
3.13%, 09/19/27 (Call 09/19/22)[b,c,d]	GBP	200	271,525
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)[c]	EUR	200	250,607
2.75%, 02/01/25 (Call 11/01/24)[c]	EUR	100	126,735
3.25%, 06/01/21 (Call 03/10/21)[c]	EUR	300	388,039
4.13%, 01/30/20[c]	EUR	100	128,966

			3,653,716
ITALY — 19.95%
Banca IFIS SpA
2.00%, 04/24/23[c]	EUR	100	119,580

Security	Principal (000s)		Value
4.50%, 10/17/27 (Call 10/17/22)[b,c,d]	EUR	100	$122,556
Banca Monte dei Paschi di Siena SpA
5.38%, 01/18/28 (Call 01/18/23)[b,c,d]	EUR	300	345,243
Banco BPM SpA
1.75%, 04/24/23[c]	EUR	200	241,659
2.75%, 07/27/20[c]	EUR	500	629,227
4.38%, 09/21/27 (Call 09/21/22)[b,c,d]	EUR	300	372,048
6.00%, 11/05/20[c]	EUR	200	260,410
6.38%, 05/31/21[c]	EUR	100	132,320
7.13%, 03/01/21[c]	EUR	200	269,507
BPER Banca
5.13%, 05/31/27 (Call 05/31/22)[b,c,d]	EUR	200	251,185
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[c]	EUR	200	252,952
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21[c]	EUR	400	539,377
4.75%, 07/15/22[c]	EUR	600	822,850
6.75%, 10/14/19[c]	EUR	500	661,395
Iccrea Banca SpA
1.50%, 02/21/20[c]	EUR	200	243,875
1.50%, 10/11/22[c]	EUR	300	361,938
1.88%, 11/25/19[c]	EUR	200	245,655
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	400	509,212
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	300	397,393
Intesa Sanpaolo SpA
2.86%, 04/23/25[c]	EUR	300	373,467
3.93%, 09/15/26[c]	EUR	400	523,278
5.00%, 09/23/19[c]	EUR	300	385,209
5.15%, 07/16/20	EUR	500	661,937
6.63%, 09/13/23[c]	EUR	600	897,628
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)[c]	EUR	225	266,589
4.50%, 01/19/21	EUR	300	401,724
5.25%, 01/21/22	EUR	300	420,019
8.00%, 12/16/19	GBP	100	151,822

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	150	$195,065
5.00%, 11/15/20	EUR	300	401,125
5.75%, 04/18/23	EUR	200	284,402
Saipem Finance International BV
2.75%, 04/05/22[c]	EUR	300	371,537
3.00%, 03/08/21[c]	EUR	200	251,770
3.75%, 09/08/23[c]	EUR	200	255,977
Salini Impregilo SpA
1.75%, 10/26/24[c]	EUR	150	166,268
3.75%, 06/24/21[c]	EUR	200	256,172
6.13%, 08/01/18	EUR	100	122,351
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)[c]	EUR	300	359,672
2.50%, 07/19/23[c]	EUR	200	253,800
3.00%, 09/30/25[c]	EUR	200	256,933
3.25%, 01/16/23[c]	EUR	200	263,487
3.63%, 01/19/24[c]	EUR	200	267,993
3.63%, 05/25/26[c]	EUR	200	266,132
4.50%, 01/25/21[c]	EUR	100	133,955
4.88%, 09/25/20[c]	EUR	100	134,014
5.25%, 02/10/22[c]	EUR	500	702,723
5.38%, 01/29/19[c]	EUR	200	251,147
6.13%, 12/14/18	EUR	100	125,265
6.38%, 06/24/19	GBP	150	217,845
UniCredit SpA
4.38%, 01/03/27 (Call 01/03/22)[b,c,d]	EUR	400	525,241
5.75%, 10/28/25 (Call 10/28/20)[b,c,d]	EUR	400	534,179
6.13%, 04/19/21[c]	EUR	200	276,593
6.95%, 10/31/22[c]	EUR	636	941,014
Unione di Banche Italiane SpA
4.25%, 05/05/26 (Call 05/05/21)[b,c,d]	EUR	300	377,979
4.45%, 09/15/27 (Call 09/15/22)[b,c,d]	EUR	200	254,222
Unipol Gruppo SpA
3.00%, 03/18/25[c]	EUR	500	606,455
3.50%, 11/29/27 (Call 08/29/27)[c]	EUR	200	241,205
4.38%, 03/05/21[c]	EUR	100	132,130

Security	Principal (000s)		Value
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)[c]	EUR	700	$769,121
3.13%, 01/20/25 (Call 11/03/20)[c]	EUR	700	744,723

			21,800,550
JAPAN — 2.86%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)[c]	EUR	500	560,027
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	200	253,493
4.00%, 09/19/29 (Call 06/21/29)[c]	EUR	300	327,544
4.63%, 04/15/20[c]	EUR	300	394,300
4.75%, 07/30/25 (Call 04/30/25)[c]	EUR	700	856,867
5.00%, 04/15/28 (Call 01/16/28)[c]	EUR	400	478,968
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	200	249,146

			3,120,345
LUXEMBOURG — 5.34%
Altice Financing SA
5.25%, 02/15/23 (Call 05/30/18)[c]	EUR	200	250,105
Altice Finco SA
4.75%, 01/15/28 (Call 10/15/22)[c]	EUR	300	320,876
9.00%, 06/15/23 (Call 06/15/18)[c]	EUR	100	127,112
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	300	349,936
7.25%, 05/15/22 (Call 05/30/18)[c]	EUR	900	1,076,380
ArcelorMittal
0.95%, 01/17/23 (Call 10/17/22)[c]	EUR	300	357,555
2.88%, 07/06/20[c]	EUR	200	255,338
3.00%, 04/09/21[c]	EUR	200	259,069
3.13%, 01/14/22[c]	EUR	300	391,853

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[c]	EUR	100	$124,995
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	200	284,424
(3 mo. Euribor + 3.50%) 3.50%, 09/01/23 (Call 09/01/18)[c,d]	EUR	100	112,278
INEOS Finance PLC
2.13%, 11/15/25 (Call 11/15/20)[c]	EUR	200	232,758
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[c]	EUR	300	382,662
Matterhorn Telecom Holding SA
4.88%, 05/01/23 (Call 05/10/18)[c]	EUR	100	122,562
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/10/18)[c]	EUR	400	489,094
4.00%, 11/15/27 (Call 11/15/22)[c]	EUR	200	230,007
Picard Bondco SA
5.50%, 11/30/24 (Call 11/30/20)[c]	EUR	100	118,914
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	270	353,595

			5,839,513
NETHERLANDS — 4.22%
Axalta Coating Systems LLC
4.25%, 08/15/24 (Call 08/15/19)[c]	EUR	200	255,504
Constellium NV
4.25%, 02/15/26 (Call 11/15/20)[c]	EUR	200	244,216
4.63%, 05/15/21 (Call 05/30/18)[c]	EUR	100	122,008
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[c]	EUR	200	247,819
8.50%, 09/15/19[c]	EUR	150	196,395

Security	Principal (000s)		Value
Saipem Finance International BV
2.63%, 01/07/25[c]	EUR	200	$238,261
Selecta Group BV
5.88%, 02/01/24 (Call 02/01/20)[c]	EUR	300	361,244
SNS Bank NV
6.25%, 10/26/20[a,f]	EUR	50	—
United Group BV
4.38%, 07/01/22 (Call 07/01/19)[c]	EUR	200	247,119
4.88%, 07/01/24 (Call 07/01/20)[c]	EUR	200	246,922
UPC Holding BV
3.88%, 06/15/29 (Call 06/15/22)[c]	EUR	300	343,736
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[c]	EUR	300	374,390
UPCB Finance VII Ltd.
3.63%, 06/15/29 (Call 06/15/22)[c]	EUR	200	239,516
Ziggo Bond Co. BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	300	391,342
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[c]	EUR	200	244,819
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	400	489,666
4.25%, 01/15/27 (Call 01/15/22)[c]	EUR	300	369,124

			4,612,081
PORTUGAL — 0.59%
Banco Comercial Portugues SA
4.50%, 12/07/27 (Call 12/07/22)[b,c,d]	EUR	200	239,187
EDP – Energias de Portugal SA
5.38%, 09/16/75 (Call 03/16/21)[b,c,d]	EUR	300	402,779

			641,966

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
SINGAPORE — 0.69%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 05/10/18)[c]	EUR	600	$748,992

			748,992
SPAIN — 5.47%
Banco de Credito Social Cooperativo SA
7.75%, 06/07/27 (Call 06/07/22)[b,c,d]	EUR	100	118,993
Banco de Sabadell SA
5.63%, 05/06/26[c]	EUR	200	289,275
6.25%, 04/26/20	EUR	250	335,702
Bankia SA
3.38%, 03/15/27 (Call 03/15/22)[b,c,d]	EUR	200	256,326
4.00%, 05/22/24 (Call 05/22/19)[b,c,d]	EUR	400	500,392
Bankinter SA
2.50%, 04/06/27 (Call 04/06/22)[b,c,d]	EUR	200	250,021
6.38%, 09/11/19[c]	EUR	100	130,997
CaixaBank SA
2.75%, 07/14/28 (Call 07/14/23)[b,c,d]	EUR	400	503,294
3.50%, 02/15/27 (Call 02/15/22)[b,c,d]	EUR	500	648,885
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[c]	EUR	400	490,202
2.88%, 04/18/25 (Call 01/18/25)[c]	EUR	100	123,838
3.13%, 07/27/22[c]	EUR	200	260,062
Cirsa Funding Luxembourg SA
5.75%, 05/15/21 (Call 05/15/18)[c]	EUR	100	124,596
5.88%, 05/15/23 (Call 05/15/18)[c]	EUR	200	249,131
Gestamp Automocion SA
3.25%, 04/30/26 (Call 04/30/21)[c]	EUR	200	239,380
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[c]	EUR	400	486,674

Security	Principal (000s)		Value
Grupo Isolux Corsan SA
3.00%, 12/30/21 (Call 05/30/18)[f]	EUR	141	$2,550
Grupo-Antolin Irausa SA
3.38%, 04/30/26 (Call 04/30/21)[c]	EUR	100	118,403
Ibercaja Banco SA
5.00%, 07/28/25 (Call 07/28/20)[b,c,d]	EUR	200	253,656
Repsol International Finance BV
4.50%, 03/25/75 (Call 03/25/25)[b,c,d]	EUR	450	596,652

			5,979,029
SWEDEN — 2.95%
Fastighets AB Balder
3.00%, 03/07/78 (Call 03/07/23)[b,c,d]	EUR	200	236,378
Intrum Justitia AB
2.75%, 07/15/22 (Call 07/15/19)[c]	EUR	600	717,935
3.13%, 07/15/24 (Call 07/15/20)[c]	EUR	400	474,222
Telefonaktiebolaget LM Ericsson
0.88%, 03/01/21[c]	EUR	200	241,499
Series 7Y
1.88%, 03/01/24[c]	EUR	200	236,423
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	270	342,898
Verisure Midholding AB
5.75%, 12/01/23 (Call 12/01/19)[c]	EUR	400	479,497
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)[c]	EUR	200	241,113
3.25%, 05/18/21[c]	EUR	200	258,840

			3,228,805
SWITZERLAND — 0.68%
Dufry Finance SCA
4.50%, 08/01/23 (Call 08/01/18)[c]	EUR	200	251,537
Dufry One BV
2.50%, 10/15/24 (Call 10/15/20)[c]	EUR	400	489,938

			741,475

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
UNITED KINGDOM — 9.52%
Algeco Global Finance PLC
6.50%, 02/15/23 (Call 02/15/20)[c]	EUR	200	$247,684
Ardonagh Midco 3 PLC
8.38%, 07/15/23 (Call 07/15/20)[c]	GBP	200	287,381
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 09/30/18)[c]	GBP	100	144,508
Boparan Finance PLC
4.38%, 07/15/21 (Call 05/10/18)[c]	EUR	100	115,817
5.50%, 07/15/21 (Call 05/10/18)[c]	GBP	200	261,585
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[c]	GBP	200	292,017
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)[c]	EUR	300	370,396
1.75%, 09/12/25 (Call 06/12/25)[c]	EUR	200	243,451
2.88%, 05/17/23[c]	EUR	300	392,733
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[c]	EUR	500	667,929
Heathrow Finance PLC
3.88%, 03/01/27[c]	GBP	200	264,114
INEOS Finance PLC
4.00%, 05/01/23 (Call 05/10/18)[c]	EUR	400	492,609
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[c]	EUR	300	358,465
2.75%, 01/24/21[c]	GBP	200	276,084
3.88%, 03/01/23[c]	GBP	100	138,244
5.00%, 02/15/22[c]	GBP	200	290,725
Jerrold Finco PLC
6.13%, 01/15/24 (Call 01/15/20)[c]	GBP	200	275,085
6.25%, 09/15/21 (Call 09/15/18)[c]	GBP	100	141,665
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	200	123,445

Security	Principal (000s)		Value
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	300	$367,764
2.13%, 11/12/20 (Call 08/12/20)[c]	EUR	300	377,893
2.50%, 07/01/24[c]	EUR	300	385,499
Tesco PLC
6.13%, 02/24/22	GBP	400	630,550
Thomas Cook Finance 2 PLC
3.88%, 07/15/23 (Call 01/15/20)[c]	EUR	200	245,310
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[c]	EUR	300	389,392
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	200	245,970
6.38%, 10/15/24 (Call 10/15/19)[c]	GBP	100	144,363
7.00%, 04/15/23 (Call 05/10/18)[c]	GBP	100	142,428
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24 (Call 09/15/19)[c]	GBP	400	545,423
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[c]	GBP	200	270,478
5.00%, 04/15/27 (Call 04/15/22)[c]	GBP	300	408,846
5.13%, 01/15/25 (Call 01/15/20)[c]	GBP	300	421,894
6.00%, 01/15/25 (Call 01/15/21)[c,g]	GBP	100	156,252
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	200	290,773

			10,406,772
UNITED STATES — 14.84%
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[c]	EUR	400	488,374
AMC Entertainment Holdings Inc.
6.38%, 11/15/24 (Call 11/15/19)	GBP	200	279,689

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
Aramark International Finance Sarl
3.13%, 04/01/25 (Call 04/01/20)[c]	EUR	100	$123,953
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)[c]	EUR	200	241,607
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[c]	EUR	100	123,398
4.50%, 05/15/25 (Call 05/15/20)[c]	EUR	100	123,497
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	200	254,147
Ball Corp.
3.50%, 12/15/20	EUR	200	261,597
4.38%, 12/15/23	EUR	300	409,671
Belden Inc.
3.38%, 07/15/27 (Call 07/15/22)[c]	EUR	300	351,704
3.88%, 03/15/28 (Call 03/15/23)[c]	EUR	150	176,344
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/30/18)	EUR	100	126,303
CNH Industrial Finance Europe SA
2.88%, 09/27/21[c]	EUR	200	261,049
Coty Inc.
4.00%, 04/15/23 (Call 04/15/20)[c]	EUR	200	244,056
Crown European Holdings SA
2.25%, 02/01/23 (Call 11/01/22)[c]	EUR	200	243,893
2.63%, 09/30/24 (Call 03/31/24)[c]	EUR	300	363,926
2.88%, 02/01/26 (Call 08/01/25)[c]	EUR	300	356,927
3.38%, 05/15/25 (Call 11/15/24)[c]	EUR	200	249,585
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	200	263,892
Darling Global Finance BV
3.63%, 05/15/26 (Call 05/15/21)[c]	EUR	100	122,357

Security	Principal (000s)		Value
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	$123,870
Equinix Inc.
2.88%, 03/15/24 (Call 09/15/20)	EUR	300	360,943
2.88%, 10/01/25 (Call 10/01/20)	EUR	400	468,709
2.88%, 02/01/26 (Call 02/01/21)	EUR	500	581,540
Federal-Mogul LLC/Federal-Mogul Financing Corp.
4.88%, 04/15/22 (Call 04/15/19)[c]	EUR	225	281,926
5.00%, 07/15/24 (Call 07/15/20)[c]	EUR	100	126,477
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[c]	EUR	100	124,691
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[c]	EUR	200	253,754
Hertz Holdings Netherlands BV
5.50%, 03/30/23 (Call 03/30/20)[c]	EUR	200	242,796
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	100	136,872
5.13%, 04/15/21 (Call 01/15/21)	EUR	200	267,499
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	100	123,139
International Game Technology PLC
4.75%, 03/05/20[c]	EUR	200	259,273
IQVIA Inc.
2.88%, 09/15/25 (Call 09/15/20)[c]	EUR	200	235,914
3.25%, 03/15/25 (Call 03/15/20)[c]	EUR	600	735,419
3.50%, 10/15/24 (Call 10/15/19)[c]	EUR	300	375,179
Iron Mountain Inc.
3.00%, 01/15/25 (Call 06/15/20)[c]	EUR	100	119,561
Iron Mountain UK PLC
3.88%, 11/15/25 (Call 11/15/20)[c]	GBP	200	261,820
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	200	247,868

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Security	Principal (000s)		Value
LKQ European Holdings BV
3.63%, 04/01/26 (Call 04/01/21)[c]	EUR	200	$241,640
4.13%, 04/01/28[c]	EUR	100	119,159
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[c]	EUR	200	254,623
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	200	248,150
4.00%, 08/19/22 (Call 05/19/22)	EUR	200	263,651
Netflix Inc.
3.63%, 05/15/27[c]	EUR	600	720,016
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[c]	EUR	300	370,695
4.88%, 03/31/21[c]	EUR	200	267,254
6.75%, 09/15/20[c]	EUR	200	275,752
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 05/30/18)[c]	EUR	100	125,527
PVH Corp.
3.13%, 12/15/27[c]	EUR	250	299,555
3.63%, 07/15/24 (Call 04/15/24)[c]	EUR	225	294,671
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/15/21)[c]	EUR	200	233,799
5.50%, 02/15/26 (Call 02/15/21)[c]	EUR	100	115,486
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[c]	EUR	200	272,462
Silgan Holdings Inc.
3.25%, 03/15/25[c]	EUR	100	123,363
3.25%, 03/15/25 (Call 03/15/20)	EUR	200	246,629
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[c]	EUR	200	243,700
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/30/18)[c]	EUR	650	711,725

Security	Principal or Shares (000s)		Value
Vantiv LLC/Vanity Issuer Corp.
3.88%, 11/15/25 (Call 11/15/20)[c]	GBP	200	$270,573
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[c]	EUR	100	126,689

			16,218,338
TOTAL CORPORATE BONDS & NOTES
(Cost: $105,271,402)			106,718,701

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[h,i]		5	4,680

			4,680

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,680)			4,680

TOTAL INVESTMENTS IN SECURITIES — 97.67%
(Cost: $105,435,519)			106,723,381
Other Assets, Less Liabilities — 2.33%			2,541,298

NET ASSETS—100.00%			$109,264,679

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[e]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[f]	Issuer is in default of interest payments.
[g]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[h]	Affiliate of the Fund.
[i]	Annualized 7-day yield as of period end.

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1	4	[b]	—	5	$4,680	$243	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common stocks	$—	$—	$0	[a]	$0	[a]
Corporate bonds & notes	—	106,718,697	4		106,718,701
Money market funds	4,680	—	—		4,680

Total	$4,680	$106,718,697	$4		$106,723,381

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	35

Statement of Assets and Liabilities (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$105,430,839
Affiliated (Note 2)	4,680

Total cost of investments in securities	$105,435,519

Investments in securities, at fair value (Note 1):
Unaffiliated	$106,718,701
Affiliated (Note 2)	4,680
Foreign currency, at value[a]	1,141,032
Receivables:
Investment securities sold	1,501,816
Dividends and interest	1,504,918

Total Assets	110,871,147

LIABILITIES
Payables:
Investment securities purchased	1,570,038
Investment advisory fees (Note 2)	36,430

Total Liabilities	1,606,468

NET ASSETS	$109,264,679

Net assets consist of:
Paid-in capital	$110,321,225
Undistributed net investment income	1,461,709
Accumulated net realized loss	(3,778,633)
Net unrealized appreciation	1,260,378

NET ASSETS	$109,264,679

Shares outstanding[b]	2,000,000

Net asset value per share	$54.63

[a]	Cost of foreign currency: $1,159,839.
[b]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$243
Interest — unaffiliated	1,667,471

Total investment income	1,667,714

EXPENSES
Investment advisory fees (Note 2)	205,998
Proxy fees	7

Total expenses	206,005

Net investment income	1,461,709

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(241,074)
Foreign currency transactions	164,195

Net realized loss	(76,879)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	1,247,100
Translation of assets and liabilities in foreign currencies	(10,979)

Net change in unrealized appreciation/depreciation	1,236,121

Net realized and unrealized gain	1,159,242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,620,951

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,461,709	$2,700,220
Net realized loss	(76,879)	(10,896,036)
Net change in unrealized appreciation/depreciation	1,236,121	14,689,684

Net increase in net assets resulting from operations	2,620,951	6,493,868

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(622,289)
Return of capital	—	(142,861)

Total distributions to shareholders	—	(765,150)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,483,746	21,160,679
Cost of shares redeemed	—	(91,525,582)

Net increase (decrease) in net assets from capital share transactions	16,483,746	(70,364,903)

INCREASE (DECREASE) IN NET ASSETS	19,104,697	(64,636,185)

NET ASSETS
Beginning of period	90,159,982	154,796,167

End of period	$109,264,679	$90,159,982

Undistributed net investment income included in net assets at end of period	$1,461,709	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	400,000
Shares redeemed	—	(2,000,000)

Net increase (decrease) in shares outstanding	300,000	(1,600,000)

See notes to financial statements.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Year ended Oct. 31, 2013
Net asset value, beginning of period	$53.04	$46.91	$46.44	$52.90	$56.84	$52.01

Income from investmentoperations:
Net investment income[a]	0.77	1.77	1.82	1.84	2.43	3.15
Net realized and unrealized gain (loss)[b]	0.82	4.85	(0.47)	(6.57)	(3.55)	4.51

Total from investment operations	1.59	6.62	1.35	(4.73)	(1.12)	7.66

Less distributions from:
Net investment income	—	(0.40)	(0.26)	(0.05)	(2.82)	(2.83)
Net realized gain	—	—	—	(0.02)	—	—
Return of capital	—	(0.09)	(0.62)	(1.66)	—	—

Total distributions	—	(0.49)	(0.88)	(1.73)	(2.82)	(2.83)

Net asset value, end of period	$54.63	$53.04	$46.91	$46.44	$52.90	$56.84

Total return	3.00%[c]	14.21%	2.95%	(9.02)%	(2.20)%	15.20%

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,265	$90,160	$154,796	$185,756	$142,827	$51,153
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	n/a	0.51%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[d]	2.84%	3.62%	3.93%	3.85%	4.25%	5.85%
Portfolio turnover rate[e]	15%[c]	49%	24%	28%	25%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
International High Yield Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2018, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2018, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $874,612 and $2,002,114, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018, were $19,548,355 and $15,124,060, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2018, were $14,510,376 and $  —, respectively.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $3,694,489 available to offset future realized capital gains.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $105,442,784. Net unrealized appreciation was $1,280,597, of which $3,880,456 represented gross unrealized appreciation on securities and $2,599,859 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1016-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
➢	iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX
➢	iShares Fallen Angels USD Bond ETF | FALN | NASDAQ
➢	iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF | HYXE | NASDAQ

Fund Performance Overview

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2018

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was 0.76%, net of fees, while the total return for the Index was 0.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.30%	3.05%	3.55%	3.30%	3.05%	3.55%
Since Inception	3.58%	3.62%	3.85%	17.35%	17.55%	18.74%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.60	$1.49	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]
Baa	0.79%
Ba	39.71
B	39.68
Caa	17.57
Ca	0.42
Not Rated	1.83

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/18

Maturity	Percentage of Total Investments [2]
0-1 Year	5.43%
1-5 Years	94.46
5-10 Years	0.11

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2018

The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the ICE BofAML U.S. High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -0.45%, net of fees, while the total return for the Index was -0.23%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(0.45)%	0.01%	(0.21)%

The inception date of the Fund was 10/25/17. The first day of secondary market trading was 10/26/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.50	$1.09	$1,000.00	$1,023.70	$1.10	0.22%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]
Baa	0.96%
Ba	40.13
B	41.61
Caa	15.02
Ca	0.26
Not Rated	2.02

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 4/30/18

Maturity	Percentage of Total Investments [2]
0-1 Year	0.08%
1-5 Years	37.78
5-10 Years	56.01
10-15 Years	1.79
15-20 Years	1.80
More than 20 Years	2.54

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FALLEN ANGELS USD BOND ETF

Performance as of April 30, 2018

The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg Barclays U.S. High Yield Fallen Angel 3% Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -0.26%, net of fees, while the total return for the Index was 0.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.62%	2.55%	4.25%	3.62%	2.55%	4.25%
Since Inception	9.95%	9.73%	10.21%	19.52%	19.06%	20.04%

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$997.40	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating[1]	Percentage of Total Investments [2]
Baa	3.43%
Ba	66.77
B	19.63
Caa	6.95
Not Rated	3.22

TOTAL	100.00%

ALLOCATION BY MATURITY As of 4/30/18

Maturity	Percentage of Total Investments [2]
1-5 Years	41.25%
5-10 Years	20.16
10-15 Years	11.95
15-20 Years	12.27
More than 20 Years	14.37

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

Performance as of April 30, 2018

The iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of U.S. dollar-denominated, high yield corporate bonds that excludes those issued by companies in the oil and gas sector, as represented by the Markit iBoxx® USD Liquid High Yield ex-Oil and Gas Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -0.34%, net of fees, while the total return for the Index was -0.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.07%	1.85%	2.45%	2.07%	1.85%	2.45%
Since Inception	6.52%	6.51%	6.89%	12.61%	12.59%	13.33%

The inception date of the Fund was 6/14/16. The first day of secondary market trading was 6/16/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$996.60	$2.48	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]
Baa	1.07%
Ba	41.28
B	45.74
Caa	11.39
Ca	0.37
Not Rated	0.15

TOTAL	100.00%

ALLOCATION BY MATURITY As of 4/30/18

Maturity	Percentage of Total Investments [2]
1-5 Years	40.40%
5-10 Years	58.47
10-15 Years	0.35
More than 20 Years	0.78

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.17%

ADVERTISING — 0.31%
Acosta Inc.
7.75%, 10/01/22 (Call 05/31/18)[a,b]	$6,440	$3,839,003
Clear Channel International BV
8.75%, 12/15/20 (Call 06/11/18)[a]	2,840	2,957,235
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/31/18)	4,794	4,860,462

		11,656,700
AEROSPACE & DEFENSE — 1.18%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	10,311	10,606,410
5.87%, 02/23/22[b]	5,015	5,253,212
6.15%, 08/15/20	8,275	8,673,473
KLX Inc.
5.88%, 12/01/22 (Call 05/31/18)[a]	2,095	2,186,656
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/18)[b]	4,744	4,767,720
6.00%, 07/15/22 (Call 05/31/18)[b]	9,600	9,750,000
Triumph Group Inc.
4.88%, 04/01/21 (Call 05/31/18)[b]	3,025	2,939,922

		44,177,393
AGRICULTURE — 0.14%
Alliance One International Inc.
9.88%, 07/15/21 (Call 05/31/18)[b]	5,555	5,267,991

		5,267,991
AIRLINES — 0.88%
Air Canada
7.75%, 04/15/21[a]	3,513	3,844,197
Allegiant Travel Co.
5.50%, 07/15/19[b]	3,550	3,589,032

Security	Principal (000s)	Value
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	$4,768	$4,788,830
5.50%, 10/01/19[a]	6,330	6,451,852
6.13%, 06/01/18[b]	4,285	4,291,948
United Continental Holdings Inc.
4.25%, 10/01/22[b]	3,530	3,451,180
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[a,b]	2,800	2,820,020
8.50%, 11/15/19[a]	3,465	3,552,405

		32,789,464
APPAREL — 0.10%
William Carter Co. (The)
5.25%, 08/15/21 (Call 06/11/18)	3,663	3,720,411

		3,720,411
AUTO MANUFACTURERS — 1.04%
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (Call 04/15/19)[a]	3,261	3,391,440
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[b]	11,680	11,832,035
5.25%, 04/15/23[b]	8,000	8,300,558
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	3,713	3,692,764
4.13%, 12/15/18[a,b]	5,113	5,125,145
4.25%, 11/15/19[a,b]	3,825	3,835,922
5.63%, 02/01/23 (Call 05/31/18)[a]	2,720	2,750,843

		38,928,707
AUTO PARTS & EQUIPMENT — 0.15%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 05/31/18)[b]	1,478	1,525,051
ZF North America Capital Inc.
4.50%, 04/29/22[a]	4,114	4,198,337

		5,723,388
BANKS — 1.25%
CIT Group Inc.
3.88%, 02/19/19	4,243	4,253,955
4.13%, 03/09/21 (Call 02/09/21)[b]	3,945	3,948,581

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.00%, 08/15/22	$9,241	$9,437,371
5.38%, 05/15/20	6,325	6,528,805
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	2,952	2,957,987
6.13%, 12/15/22[b]	18,475	19,562,062

		46,688,761
BEVERAGES — 0.08%
Ajecorp BV
6.50%, 05/14/22 (Call 06/11/18)[a,b]	3,226	2,906,626

		2,906,626
BIOTECHNOLOGY — 0.05%
Concordia International Corp.
9.00%, 04/01/22 (Call 10/01/19)[a,b]	1,890	1,723,950

		1,723,950
BUILDING MATERIALS — 0.57%
Griffon Corp.
5.25%, 03/01/22 (Call 05/31/18)	7,751	7,748,675
Masonite International Corp.
5.63%, 03/15/23 (Call 05/31/18)[a,b]	5,252	5,409,560
Omnimax International Inc.
12.00%, 08/15/20 (Call 05/16/18)[a,b]	3,252	3,455,250
Standard Industries Inc./NJ
5.50%, 02/15/23 (Call 02/15/19)[a]	4,375	4,509,440

		21,122,925
CHEMICALS — 2.47%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	9,678	9,762,838
CF Industries Inc.
7.13%, 05/01/20	4,592	4,896,220
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/18)[b]	12,495	11,729,681
10.38%, 02/01/22 (Call 02/01/19)[a]	4,620	4,492,950

Security	Principal (000s)	Value
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/31/18)[b]	$4,705	$3,693,425
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	5,862	5,979,240
5.13%, 11/15/22 (Call 08/15/22)	3,540	3,663,900
INVISTA Finance LLC
4.25%, 10/15/19[a]	6,577	6,601,749
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA
8.38%, 12/01/22 (Call 06/01/19)[a]	3,400	3,493,500
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 06/11/18)	5,325	5,620,901
MPM Escrow LLC
8.88%, 10/15/20[c,d]	4,400	—
OCI NV
6.63%, 04/15/23 (Call 04/15/20)[a]	2,060	2,088,840
Perstorp Holding AB
11.00%, 09/30/21 (Call 11/18/18)[a]	2,398	2,595,017
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 05/31/18)[a,b]	8,935	9,128,912
PolyOne Corp.
5.25%, 03/15/23[b]	5,023	5,130,847
PQ Corp.
6.75%, 11/15/22 (Call 05/15/19)[a]	655	693,130
TPC Group Inc.
8.75%, 12/15/20 (Call 05/31/18)[a]	6,625	6,616,719
WR Grace & Co.-Conn
5.13%, 10/01/21[a]	5,847	6,029,719

		92,217,588

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
COAL — 0.09%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[a]	$3,428	$3,521,242

		3,521,242
COMMERCIAL SERVICES — 3.68%
ACE Cash Express Inc.
12.00%, 12/15/22 (Call 12/15/19)[a]	3,010	3,341,100
ADT Corp. (The)
3.50%, 07/15/22	8,285	7,725,393
6.25%, 10/15/21	8,625	9,013,125
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/18)[b]	330	328,350
7.88%, 12/01/22 (Call 12/01/18)	7,325	7,409,443
8.75%, 12/01/20 (Call 05/31/18)	7,723	7,616,809
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 05/31/18)[a,b]	3,369	3,348,846
5.50%, 04/01/23 (Call 05/31/18)	5,350	5,296,500
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/31/18)[a,b]	4,285	4,407,765
Emeco Pty Ltd.
9.25%, 03/31/22 (Call 03/31/20)[a,b]	1,600	1,712,000
Global A&T Electronics Ltd.
8.50%, 01/12/23 (Call 06/12/18)	5,400	5,392,872
Graham Holdings Co.
7.25%, 02/01/19	3,590	3,687,648
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a]	4,477	4,753,087
Hertz Corp. (The)
5.88%, 10/15/20 (Call 05/31/18)[b]	5,706	5,656,072
6.25%, 10/15/22 (Call 05/31/18)[b]	4,119	3,877,730

Security	Principal (000s)	Value
7.38%, 01/15/21 (Call 05/31/18)[b]	$4,170	$4,133,492
7.63%, 06/01/22 (Call 06/01/19)[a]	10,173	10,352,524
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 05/31/18)[a]	2,810	2,559,442
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.
7.88%, 10/01/22 (Call 05/16/18)[a,b]	3,230	3,205,775
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/31/18)[b]	4,715	3,340,860
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 05/31/18)[a,b]	5,194	5,265,417
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/31/18)	6,505	6,513,391
5.00%, 04/15/22 (Call 05/31/18)[a,b]	19,154	19,273,712
RR Donnelley & Sons Co.
7.88%, 03/15/21	3,561	3,722,411
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 05/31/18)[b]	3,770	3,830,084
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 06/11/18)	125	124,688
WEX Inc.
4.75%, 02/01/23 (Call 06/11/18)[a,b]	1,269	1,278,518

		137,167,054
COMPUTERS — 2.44%
Dell Inc.
4.63%, 04/01/21[b]	3,450	3,486,339
5.88%, 06/15/19[b]	4,761	4,870,503
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	13,400	13,785,250

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
EMC Corp.
1.88%, 06/01/18	$20,642	$20,591,803
2.65%, 06/01/20	16,427	15,928,030
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[a,b]	6,839	6,986,380
9.25%, 03/01/21 (Call 05/31/18)[a]	5,767	5,940,010
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	3,894	3,911,036
NCR Corp.
4.63%, 02/15/21 (Call 05/31/18)[b]	4,286	4,269,927
5.00%, 07/15/22 (Call 05/31/18)	5,428	5,398,922
5.88%, 12/15/21 (Call 05/31/18)	3,547	3,614,393
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[a,b]	3,450	2,114,563

		90,897,156
COSMETICS & PERSONAL CARE — 0.77%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	4,182	4,257,799
Avon Products Inc.
6.60%, 03/15/20	3,490	3,524,900
7.00%, 03/15/23[b]	4,016	3,694,720
Edgewell Personal Care Co.
4.70%, 05/19/21[b]	4,921	4,853,336
4.70%, 05/24/22[b]	4,130	4,025,098
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/31/18)[a]	5,234	5,194,745
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/31/18)[b]	4,142	3,053,246

		28,603,844

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.09%
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 05/31/18)	$3,290	$3,281,775

		3,281,775
DIVERSIFIED FINANCIAL SERVICES — 6.59%
Aircastle Ltd.
4.63%, 12/15/18[b]	3,603	3,643,534
5.00%, 04/01/23	1,500	1,537,500
5.13%, 03/15/21	4,404	4,517,790
5.50%, 02/15/22[b]	4,375	4,546,962
6.25%, 12/01/19[b]	4,310	4,482,400
Ally Financial Inc.
3.25%, 11/05/18[b]	6,114	6,110,714
3.50%, 01/27/19	6,027	6,031,520
3.60%, 05/21/18	8,270	8,259,662
3.75%, 11/18/19	6,630	6,647,238
4.13%, 03/30/20	6,010	6,040,050
4.13%, 02/13/22[b]	5,593	5,566,783
4.25%, 04/15/21	5,065	5,090,325
4.63%, 05/19/22	3,242	3,270,962
4.75%, 09/10/18	6,085	6,113,318
7.50%, 09/15/20[b]	4,241	4,582,659
8.00%, 12/31/18	3,942	4,060,260
8.00%, 03/15/20[b]	8,232	8,869,212
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[a,b]	4,925	5,183,563
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 05/31/18)[a,b]	3,500	3,491,250
7.38%, 04/01/20 (Call 05/31/18)[a]	4,697	4,736,925
7.50%, 04/15/21 (Call 05/31/18)[a,b]	3,700	3,755,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a]	4,262	4,258,224

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 05/11/18)[a]	$1,933	$1,999,229
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 06/11/18)	2,988	2,995,224
6.50%, 07/01/21 (Call 05/31/18)	4,941	5,010,946
7.88%, 10/01/20 (Call 05/31/18)	3,616	3,675,147
Navient Corp.
4.88%, 06/17/19	8,180	8,237,941
5.00%, 10/26/20[b]	4,255	4,272,286
5.50%, 01/15/19[b]	9,588	9,722,232
5.50%, 01/25/23	8,175	8,049,922
5.88%, 03/25/21	5,605	5,738,119
6.50%, 06/15/22	7,989	8,208,697
6.63%, 07/26/21	6,560	6,806,000
7.25%, 01/25/22	6,122	6,481,668
8.00%, 03/25/20	11,848	12,618,120
Och-Ziff Finance Co. LLC
4.50%, 11/20/19[a]	1,800	1,839,900
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 05/31/18)[a,b]	3,334	3,459,025
Springleaf Finance Corp.
5.25%, 12/15/19	5,543	5,626,034
5.63%, 03/15/23[b]	7,117	7,099,479
6.13%, 05/15/22[b]	8,150	8,353,779
7.75%, 10/01/21[b]	5,372	5,848,765
8.25%, 12/15/20[b]	8,245	9,030,484
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 06/11/18)[a,b]	5,610	5,326,976
VFH Parent LLC/Orchestra Co-Issuer Inc.
6.75%, 06/15/22 (Call 06/15/19)[a,b]	4,535	4,699,394

		245,895,718
ELECTRIC — 1.70%
AES Corp./VA
4.00%, 03/15/21[b]	2,000	2,008,100

Security	Principal (000s)	Value
4.50%, 03/15/23 (Call 03/15/20)	$2,500	$2,512,500
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	10,227	9,786,947
6.00%, 01/15/22 (Call 05/31/18)[a,b]	6,432	6,539,736
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	6,832	7,430,483
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	3,201	3,192,998
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	8,418	8,645,737
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	4,794	4,065,412
9.50%, 07/15/22 (Call 07/15/20)[a,b]	3,360	3,201,545
Vistra Energy Corp.
6.75%, 11/01/19 (Call 05/01/18)[b]	475	482,880
7.38%, 11/01/22 (Call 11/01/18)	14,850	15,648,187

		63,514,525
ELECTRICAL COMPONENTS & EQUIPMENT — 0.26%
General Cable Corp.
5.75%, 10/01/22 (Call 05/11/18)	5,121	5,254,658
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 05/31/18)[b]	4,272	4,357,440

		9,612,098
ELECTRONICS — 0.09%
Sanmina Corp.
4.38%, 06/01/19[a,b]	3,179	3,203,505

		3,203,505
ENERGY – ALTERNATE SOURCES — 0.20%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)[b]	3,275	3,435,514

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[a]	$4,270	$4,082,703

		7,518,217
ENGINEERING & CONSTRUCTION — 0.10%
MasTec Inc.
4.88%, 03/15/23 (Call 06/11/18)[b]	3,565	3,539,332

		3,539,332
ENTERTAINMENT — 1.73%
AMC Entertainment Holdings Inc.
5.88%, 02/15/22 (Call 05/31/18)[b]	3,350	3,384,768
Cinemark USA Inc.
5.13%, 12/15/22 (Call 05/31/18)[b]	510	518,255
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	4,728	4,722,090
4.38%, 04/15/21[b]	3,666	3,695,786
4.88%, 11/01/20 (Call 08/01/20)[b]	8,371	8,533,188
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a]	3,650	3,737,741
6.25%, 02/15/22 (Call 08/15/21)[a]	12,630	13,277,287
National CineMedia LLC
6.00%, 04/15/22 (Call 05/31/18)	3,612	3,657,202
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[a]	3,575	3,481,529
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	18,005	19,415,306

		64,423,152
ENVIRONMENTAL CONTROL — 0.75%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/31/18)	7,535	7,582,094

Security	Principal (000s)	Value
5.25%, 08/01/20 (Call 05/31/18)	$3,840	$3,853,714
Covanta Holding Corp.
6.38%, 10/01/22 (Call 05/31/18)	2,862	2,917,899
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)[a]	3,403	3,360,462
5.63%, 05/01/22 (Call 05/01/19)[a,b]	3,148	3,151,935
9.88%, 02/01/21 (Call 05/31/18)[a]	4,300	4,520,948
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[a,b]	2,396	2,440,925

		27,827,977
FOOD — 0.82%
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/31/18)[b]	5,921	5,849,918
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 05/31/18)[a,b]	3,400	3,206,929
Darling Ingredients Inc.
5.38%, 01/15/22 (Call 06/11/18)[b]	3,030	3,091,141
Dean Foods Co.
6.50%, 03/15/23 (Call 05/31/18)[a,b]	5,880	5,625,344
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.88%, 05/01/21 (Call 06/29/18)	3,229	3,242,944
SUPERVALU Inc.
6.75%, 06/01/21 (Call 05/31/18)[b]	3,310	3,310,000
7.75%, 11/15/22 (Call 11/15/18)[b]	3,002	2,990,743
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 05/31/18)	3,313	3,284,471

		30,601,490

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.09%
Cascades Inc.
5.50%, 07/15/22 (Call 05/31/18)[a]	$3,408	$3,416,222

		3,416,222
GAS — 0.33%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	3,150	3,137,750
6.88%, 10/15/21 (Call 05/31/18)	3,109	3,109,000
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/23 (Call 03/31/20)[a]	3,200	3,196,000
Southern Star Central Corp.
5.13%, 07/15/22 (Call 06/11/18)[a,b]	2,941	2,992,467

		12,435,217
HEALTH CARE – PRODUCTS — 1.34%
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	8,275	8,291,709
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[a,b]	3,250	3,354,812
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 05/16/18)[a]	5,024	5,206,874
12.50%, 11/01/21 (Call 05/01/19)[a]	3,862	4,329,716
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	750	533,670
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/31/18)[a,b]	5,840	5,577,200
5.75%, 08/01/22 (Call 05/31/18)[a,b]	7,260	6,051,099

Security	Principal (000s)	Value
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/31/18)[a,b]	$11,124	$10,966,873
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/31/18)	5,533	5,539,916

		49,851,869
HEALTH CARE – SERVICES — 8.02%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 05/31/18)[b]	5,741	5,800,132
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	8,571	8,679,923
5.63%, 02/15/21 (Call 05/31/18)[b]	11,538	11,855,295
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/31/18)[b]	8,192	7,557,120
6.25%, 03/31/23 (Call 03/31/20)	25,050	22,823,641
7.13%, 07/15/20 (Call 05/31/18)[b]	9,764	7,755,406
8.00%, 11/15/19 (Call 05/31/18)[b]	15,252	13,879,320
DaVita Inc.
5.75%, 08/15/22 (Call 05/31/18)	10,908	11,153,430
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 05/11/18)[a]	6,088	5,991,201
5.63%, 07/15/22 (Call 05/31/18)[b]	9,113	9,117,522
HCA Healthcare Inc.
6.25%, 02/15/21[b]	8,495	8,923,736
HCA Inc.
3.75%, 03/15/19[b]	11,625	11,672,081
4.25%, 10/15/19	4,985	5,020,050
5.88%, 03/15/22	11,177	11,763,127
6.50%, 02/15/20	24,306	25,430,152
7.50%, 02/15/22[b]	16,650	18,315,000

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/31/18)	$4,359	$4,484,321
8.00%, 01/15/20	6,295	6,737,649
8.75%, 01/15/23 (Call 05/31/18)	5,200	5,557,500
LifePoint Health Inc.
5.50%, 12/01/21 (Call 05/31/18)	9,414	9,457,206
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)[b]	5,754	5,728,117
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)	3,175	3,373,438
Select Medical Corp.
6.38%, 06/01/21 (Call 05/31/18)	5,815	5,892,475
Surgery Center Holdings Inc.
8.88%, 04/15/21 (Call 05/31/18)[a]	3,265	3,363,589
Tenet Healthcare Corp.
4.38%, 10/01/21	8,639	8,521,757
4.50%, 04/01/21	6,920	6,868,100
4.75%, 06/01/20[b]	4,335	4,361,072
5.50%, 03/01/19	3,737	3,783,713
6.00%, 10/01/20	14,410	14,889,853
7.50%, 01/01/22 (Call 01/01/19)[a,b]	6,140	6,459,680
8.13%, 04/01/22[b]	23,087	24,039,339

		299,254,945
HOLDING COMPANIES – DIVERSIFIED — 0.21%
HRG Group Inc.
7.75%, 01/15/22 (Call 05/31/18)[b]	7,645	7,855,238

		7,855,238
HOME BUILDERS — 2.48%
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)	3,443	3,517,120
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[b]	4,486	4,818,267

Security	Principal (000s)	Value
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/31/18)[a]	$4,895	$4,947,417
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 05/31/18)[a,b]	4,350	4,426,125
Century Communities Inc.
6.88%, 05/15/22 (Call 06/11/18)[b]	3,321	3,398,490
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	3,840	4,118,600
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	3,510	3,531,078
7.00%, 12/15/21 (Call 09/15/21)[b]	3,718	3,963,371
7.50%, 09/15/22	3,113	3,394,727
8.00%, 03/15/20	2,826	3,023,820
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)[b]	5,180	5,117,242
4.50%, 06/15/19 (Call 04/16/19)[b]	4,231	4,266,540
4.50%, 11/15/19 (Call 08/15/19)[b]	5,003	5,049,528
4.75%, 04/01/21 (Call 02/01/21)	4,010	4,057,554
4.75%, 11/15/22 (Call 08/15/22)	4,825	4,830,163
8.38%, 05/15/18[a]	4,640	4,640,000
8.38%, 01/15/21[a]	3,415	3,776,249
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[b]	5,788	5,817,519
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/31/18)[a]	5,148	5,176,498

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)[b]	$2,910	$2,914,774
5.88%, 02/15/22 (Call 11/15/21)	3,545	3,743,228
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	3,826	3,834,130

		92,362,440
HOUSEHOLD PRODUCTS & WARES — 0.12%
Prestige Brands Inc.
5.38%, 12/15/21 (Call 06/11/18)[a,b]	3,575	3,583,441
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 05/31/18)	978	1,012,230

		4,595,671
INSURANCE — 0.72%
Genworth Holdings Inc.
6.52%, 05/22/18[b]	4,610	4,601,794
7.20%, 02/15/21	3,155	2,958,685
7.63%, 09/24/21	5,735	5,376,562
7.70%, 06/15/20[b]	3,225	3,149,213
HUB International Ltd.
7.88%, 10/01/21 (Call 05/25/18)[a]	10,400	10,838,880

		26,925,134
INTERNET — 0.94%
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[a,b]	3,235	3,315,875
Netflix Inc.
5.38%, 02/01/21[b]	4,352	4,491,989
5.50%, 02/15/22	5,636	5,853,388
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[b]	3,510	3,487,094
4.20%, 09/15/20[b]	6,183	6,246,016
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 05/31/18)	11,400	11,734,613

		35,128,975

Security	Principal (000s)	Value
IRON & STEEL — 1.19%
AK Steel Corp.
7.63%, 10/01/21 (Call 05/31/18)	$3,805	$3,879,637
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	4,339	4,408,424
ArcelorMittal
5.50%, 08/05/20	5,019	5,205,149
5.75%, 03/01/21	6,222	6,514,987
6.50%, 02/25/22	6,300	6,811,875
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[a,b]	3,050	3,343,563
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/31/18)[a]	4,345	4,486,212
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 05/31/18)	5,788	5,898,261
U.S. Steel Corp.
7.38%, 04/01/20	3,694	3,914,717

		44,462,825
LEISURE TIME — 0.31%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 05/31/18)[a]	4,188	4,193,235
Gibson Brands Inc.
8.88%, 08/01/18 (Call 06/11/18)[a,b,d]	2,550	1,972,425
NCL Corp. Ltd.
4.75%, 12/15/21 (Call 12/15/18)[a,b]	5,189	5,279,808

		11,445,468
LODGING — 1.74%
Choice Hotels International Inc.
5.75%, 07/01/22	3,575	3,769,784
Interval Acquisition Corp.
5.63%, 04/15/23 (Call 06/11/18)	2,073	2,113,423

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a,b]	$6,500	$6,718,750
MGM Resorts International
5.25%, 03/31/20[b]	4,305	4,414,792
6.00%, 03/15/23	7,588	7,938,945
6.63%, 12/15/21	10,800	11,556,000
6.75%, 10/01/20	8,410	8,935,625
7.75%, 03/15/22	8,440	9,368,400
8.63%, 02/01/19	7,056	7,318,624
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC
5.88%, 05/15/21 (Call 06/11/18)[a]	2,852	2,852,594

		64,986,937
MACHINERY — 0.24%
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[a,b]	3,160	3,272,182
CNH Industrial Capital LLC
4.88%, 04/01/21	1,475	1,523,911
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)[b]	3,968	4,123,177

		8,919,270
MANUFACTURING — 1.46%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 05/31/18)[a,b]	4,616	4,604,460
Bombardier Inc.
5.75%, 03/15/22[a,b]	4,185	4,219,003
6.00%, 10/15/22 (Call 05/31/18)[a,b]	9,935	9,912,962
6.13%, 01/15/23[a]	10,325	10,396,883
7.75%, 03/15/20[a]	6,835	7,290,983
8.75%, 12/01/21[a,b]	11,272	12,543,820
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 05/16/18)[a,b]	4,858	4,914,405

Security	Principal (000s)	Value
LSB Industries Inc.
9.63%, 05/01/23 (Call 05/01/20)[a,b]	$750	$752,813

		54,635,329
MEDIA — 8.39%
Altice Financing SA
6.63%, 02/15/23 (Call 05/31/18)[a]	16,621	16,600,224
Altice France SA/France
6.00%, 05/15/22 (Call 05/31/18)[a,b]	32,515	32,128,722
Altice Luxembourg SA
7.75%, 05/15/22 (Call 05/31/18)[a,b]	23,399	22,369,425
AMC Networks Inc.
4.75%, 12/15/22 (Call 05/31/18)[b]	5,172	5,197,860
Cable One Inc.
5.75%, 06/15/22 (Call 06/15/18)[a]	3,875	3,968,969
Cablevision Systems Corp.
5.88%, 09/15/22[b]	5,200	5,118,286
8.00%, 04/15/20[b]	4,300	4,546,826
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)[a]	4,340	4,168,539
5.13%, 02/15/23 (Call 05/31/18)	8,440	8,479,212
5.25%, 03/15/21 (Call 05/31/18)	4,197	4,239,626
5.25%, 09/30/22 (Call 05/31/18)[b]	9,195	9,332,925
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21[a]	10,875	10,847,813
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 05/31/18)	6,439	6,567,780
Series B
6.50%, 11/15/22 (Call 05/31/18)	5,200	5,317,000

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
7.63%, 03/15/20 (Call 05/31/18)[b]	$14,908	$14,945,270
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 05/22/18)[a]	2,818	2,848,246
CSC Holdings LLC
6.75%, 11/15/21	8,203	8,623,404
8.63%, 02/15/19	4,546	4,730,886
10.13%, 01/15/23 (Call 01/15/19)[a]	14,700	16,292,883
DISH DBS Corp.
5.00%, 03/15/23[b]	12,367	10,666,538
5.13%, 05/01/20	9,193	9,147,035
5.88%, 07/15/22[b]	16,343	15,072,332
6.75%, 06/01/21[b]	16,269	16,187,655
7.88%, 09/01/19	11,364	11,790,150
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 05/31/18)[a,b]	3,522	3,662,880
LIN Television Corp.
5.88%, 11/15/22 (Call 05/11/18)	3,763	3,870,141
McClatchy Co. (The)
9.00%, 12/15/22 (Call 05/31/18)[b]	3,070	3,201,434
Quebecor Media Inc.
5.75%, 01/15/23[b]	4,584	4,698,600
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 05/16/18)[b]	4,980	5,029,800
6.13%, 10/01/22 (Call 05/16/18)[b]	3,236	3,327,467
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a]	8,206	7,970,078
TEGNA Inc.
4.88%, 09/15/21 (Call 06/11/18)[a,b]	3,024	3,049,471
5.13%, 10/15/19 (Call 05/31/18)[b]	641	645,808
5.13%, 07/15/20 (Call 05/31/18)	5,192	5,254,938

Security	Principal (000s)	Value
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b]	$9,100	$9,232,462
Urban One Inc.
7.38%, 04/15/22 (Call 05/31/18)[a,b]	2,923	2,883,854
Videotron Ltd.
5.00%, 07/15/22	7,113	7,240,710
Virgin Media Secured Finance PLC
5.25%, 01/15/21	3,723	3,816,075

		313,071,324
MINING — 3.13%
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/18)	3,730	3,674,718
9.50%, 04/01/21 (Call 05/31/18)[a,b]	6,580	6,859,650
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[a,b]	3,016	2,917,993
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 05/31/18)[a,b]	5,084	4,702,700
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[a]	2,480	2,605,550
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a]	6,490	6,441,325
5.13%, 03/15/23 (Call 12/15/22)[a]	4,095	4,077,112
Freeport-McMoRan Inc.
3.10%, 03/15/20	8,253	8,147,362
3.55%, 03/01/22 (Call 12/01/21)[b]	15,431	14,924,863
3.88%, 03/15/23 (Call 12/15/22)	16,100	15,412,530
4.00%, 11/14/21	5,120	5,080,683
6.88%, 02/15/23 (Call 02/15/20)	5,940	6,356,419

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/31/18)[b]	$4,461	$4,523,082
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[a]	5,598	6,199,785
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	3,853	3,945,626
Lundin Mining Corp.
7.88%, 11/01/22 (Call 11/01/18)[a]	3,986	4,181,513
New Gold Inc.
6.25%, 11/15/22 (Call 05/08/18)[a,b]	825	841,925
Northwest Acquisitions ULC/Dominion Finco Inc.
7.13%, 11/01/22 (Call 11/01/19)[a]	4,565	4,642,294
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[b]	5,371	5,211,481
4.75%, 01/15/22 (Call 10/15/21)	5,745	5,831,175

		116,577,786
OIL & GAS — 9.76%
Aker BP ASA
6.00%, 07/01/22 (Call 07/01/19)[a,b]	2,420	2,522,850
Antero Resources Corp.
5.13%, 12/01/22 (Call 05/31/18)	9,275	9,327,172
5.38%, 11/01/21 (Call 05/31/18)	8,279	8,395,320
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a,b]	12,365	13,292,375
Athabasca Oil Corp.
9.88%, 02/24/22 (Call 02/24/19)[a,b]	3,175	3,206,750
Baytex Energy Corp.
5.13%, 06/01/21 (Call 05/31/18)[a]	3,355	3,151,184

Security	Principal (000s)	Value
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a,b]	$18,473	$15,886,780
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/31/18)	7,400	7,306,233
7.63%, 01/15/22 (Call 05/31/18)[b]	2,997	2,954,959
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/31/18)[a]	3,235	3,281,792
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 05/31/18)	5,000	5,125,000
7.50%, 09/15/20 (Call 05/31/18)[b]	3,892	3,930,920
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/31/18)[b]	3,713	3,557,827
6.13%, 02/15/21	4,583	4,625,393
6.63%, 08/15/20	3,589	3,670,997
8.00%, 12/15/22 (Call 12/15/18)[a,b]	11,650	12,337,559
Citgo Holding Inc.
10.75%, 02/15/20[a]	14,995	15,898,449
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 06/11/18)[a]	4,400	4,400,000
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/31/18)	15,350	15,407,562
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	8,000	8,098,400
5.00%, 09/15/22 (Call 05/31/18)	16,510	16,778,287
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 05/31/18)[b]	2,474	2,525,995

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	$4,943	$5,164,891
9.25%, 03/31/22 (Call 03/31/19)[a,b]	4,368	4,542,330
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)[b]	3,615	3,595,644
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/24 (Call 05/01/20)[a]	1,530	1,168,435
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 05/31/18)[b]	3,281	3,318,350
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 05/31/18)[b]	2,881	1,804,226
9.25%, 03/15/23 (Call 03/15/20)[a]	755	740,353
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 05/31/18)	4,115	4,156,150
6.25%, 03/15/23 (Call 05/31/18)	2,875	2,912,335
MEG Energy Corp.
6.38%, 01/30/23 (Call 05/31/18)[a]	6,585	5,942,962
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	4,351	4,262,620
4.45%, 12/01/22 (Call 09/01/22)[b]	4,998	4,916,782
Nabors Industries Inc.
4.63%, 09/15/21[b]	5,660	5,532,650
5.00%, 09/15/20[b]	5,940	5,986,264
5.50%, 01/15/23 (Call 11/15/22)	5,030	4,926,542
Newfield Exploration Co.
5.75%, 01/30/22[b]	6,553	6,905,224
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 05/31/18)[b]	3,492	3,308,670

Security	Principal (000s)	Value
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 05/31/18)[b]	$3,050	$3,126,250
6.88%, 03/15/22 (Call 05/31/18)[b]	7,881	8,093,757
6.88%, 01/15/23 (Call 05/31/18)[b]	3,050	3,123,943
Parker Drilling Co.
6.75%, 07/15/22 (Call 05/31/18)	2,984	2,252,920
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)[b]	4,159	4,192,027
6.88%, 03/01/21[b]	4,167	4,475,804
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)[b]	4,850	4,765,125
5.00%, 03/15/23 (Call 12/15/22)[b]	6,000	5,772,000
5.75%, 06/01/21 (Call 03/01/21)[b]	3,999	4,090,366
Resolute Energy Corp.
8.50%, 05/01/20 (Call 05/31/18)[b]	4,567	4,555,583
8.50%, 05/01/20 (Call 06/14/18)[a]	240	240,000
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	5,075	4,678,838
RSP Permian Inc.
6.63%, 10/01/22 (Call 05/31/18)	2,307	2,401,523
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	9,250	6,706,250
7.25%, 02/15/23 (Call 02/15/20)[a,b]	4,103	4,151,980
7.75%, 06/15/21 (Call 05/31/18)[b]	4,980	4,619,642
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)[b]	4,525	4,581,562
6.50%, 01/01/23 (Call 06/11/18)[b]	3,260	3,272,021

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	$8,285	$8,057,162
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)[a]	8,351	8,221,309
Teine Energy Ltd.
6.88%, 09/30/22 (Call 05/31/18)[a,b]	2,985	3,052,163
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[b]	4,331	4,242,853
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a,b]	5,765	4,251,688
Unit Corp.
6.63%, 05/15/21 (Call 05/31/18)[b]	5,438	5,438,000
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)[a]	1,972	1,845,006
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[b]	7,245	7,417,069
6.25%, 04/01/23 (Call 01/01/23)	3,250	3,343,438
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	7,808	8,166,778

		364,001,289
OIL & GAS SERVICES — 1.57%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 05/31/18)	2,987	2,991,692
6.00%, 10/01/22 (Call 05/31/18)[b]	2,820	2,820,000
Bristow Group Inc.
6.25%, 10/15/22 (Call 05/31/18)	3,405	2,812,727
8.75%, 03/01/23 (Call 03/01/20)[a,b]	2,800	2,891,000

Security	Principal (000s)	Value
Calfrac Holdings LP
7.50%, 12/01/20 (Call 05/31/18)[a]	$5,076	$5,026,824
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 05/31/18)[b]	3,437	3,424,111
FTS International Inc.
6.25%, 05/01/22 (Call 05/31/18)	3,196	3,214,522
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 06/11/18)[a]	2,926	2,839,883
9.63%, 04/01/23 (Call 04/01/20)[a]	3,200	3,304,000
9.88%, 04/01/22 (Call 04/01/20)[a]	4,120	4,331,150
PHI Inc.
5.25%, 03/15/19 (Call 06/11/18)[b]	4,248	4,094,010
SESI LLC
7.13%, 12/15/21 (Call 05/31/18)	6,964	7,079,583
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	5,400	4,759,398
5.13%, 09/15/20	2,925	2,855,897
7.75%, 06/15/21 (Call 05/15/21)[b]	6,130	6,056,659

		58,501,456
PACKAGING & CONTAINERS — 2.46%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[a,b]	5,700	5,655,667
6.00%, 06/30/21 (Call 05/11/18)[a]	3,404	3,463,604
Ball Corp.
4.38%, 12/15/20[b]	8,492	8,633,975
5.00%, 03/15/22	6,525	6,758,173
Berry Global Inc.
5.50%, 05/15/22 (Call 05/31/18)	4,584	4,707,218
6.00%, 10/15/22 (Call 10/15/18)	1,542	1,605,607

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Coveris Holdings SA
7.88%, 11/01/19 (Call 05/07/18)[a,b]	$4,150	$4,229,887
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	8,423	8,289,416
Graphic Packaging International LLC
4.75%, 04/15/21 (Call 01/15/21)	3,435	3,478,785
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	4,362	4,427,430
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20 (Call 05/31/18)[b]	23,667	23,844,079
6.88%, 02/15/21 (Call 05/31/18)[b]	1,664	1,686,953
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a]	1,192	1,208,922
5.25%, 04/01/23 (Call 01/01/23)[a,b]	3,400	3,482,385
6.50%, 12/01/20 (Call 09/01/20)[a,b]	3,564	3,776,006
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/18)[a,b]	6,445	6,641,322

		91,889,429
PHARMACEUTICALS — 1.68%
Endo Finance LLC
5.75%, 01/15/22 (Call 05/31/18)[a,b]	5,765	4,720,688
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 05/31/18)[a]	6,050	4,381,393
7.25%, 01/15/22 (Call 05/31/18)[a,b]	3,295	2,802,931

Security	Principal (000s)	Value
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 05/31/18)[a]	$7,883	$7,143,969
5.63%, 12/01/21 (Call 05/31/18)[a,b]	7,830	7,597,057
6.50%, 03/15/22 (Call 03/15/19)[a]	10,873	11,294,872
6.75%, 08/15/21 (Call 05/31/18)[a]	5,545	5,577,230
7.25%, 07/15/22 (Call 05/31/18)[a,b]	4,740	4,783,964
7.50%, 07/15/21 (Call 05/31/18)[a]	13,944	14,170,590

		62,472,694
PIPELINES — 2.86%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[a]	3,610	3,579,917
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 05/31/18)[a,b]	7,471	7,644,082
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23 (Call 05/31/18)	1,775	1,801,033
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	4,174	4,027,910
4.75%, 09/30/21 (Call 06/30/21)[a]	4,200	4,252,500
4.95%, 04/01/22 (Call 01/01/22)	2,850	2,894,916
5.35%, 03/15/20[a]	5,275	5,429,188
9.75%, 03/15/19[a,b]	3,728	3,917,789
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)[b]	8,360	8,075,064
7.50%, 10/15/20	10,301	11,019,310

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 08/01/22 (Call 08/01/18)	$6,391	$6,501,130
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 05/31/18)[b]	3,186	3,184,672
Midcontinent Express Pipeline LLC
6.70%, 09/15/19[a]	2,445	2,481,675
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a]	5,845	5,823,647
NuStar Logistics LP
4.80%, 09/01/20	3,935	3,915,325
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	6,475	6,701,625
6.00%, 01/15/19[a,b]	4,475	4,558,906
6.85%, 07/15/18[a]	4,423	4,447,628
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 05/16/18)	3,299	3,187,659
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 05/31/18)	6,367	6,372,837
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	7,189	6,953,201

		106,770,014
PRIVATE EQUITY — 0.95%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 05/31/18)	11,223	11,349,259
6.00%, 08/01/20 (Call 05/31/18)	13,815	14,134,126
6.25%, 02/01/22 (Call 02/01/19)[b]	9,904	10,107,337

		35,590,722

Security	Principal (000s)	Value
REAL ESTATE — 0.32%
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[a,b]	$2,966	$3,106,885
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	3,930	3,953,703
5.25%, 12/01/21 (Call 05/31/18)[a]	4,655	4,717,843

		11,778,431
REAL ESTATE INVESTMENT TRUSTS — 1.54%
Equinix Inc.
5.38%, 01/01/22 (Call 05/31/18)	6,455	6,656,151
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a,b]	4,620	4,614,225
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)[b]	3,288	3,283,890
5.00%, 07/01/19 (Call 05/31/18)[b]	6,320	6,320,000
5.25%, 09/15/22 (Call 09/15/19)[b]	3,374	3,279,809
6.00%, 04/01/22 (Call 04/01/19)	3,193	3,200,095
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 06/11/18)[b]	3,060	3,072,784
5.00%, 04/15/23 (Call 06/14/18)	3,175	3,182,442
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 05/31/18)	985	1,007,163
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[a,b]	6,516	6,198,684
4.88%, 07/15/22 (Call 05/31/18)[b]	4,763	4,786,815

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[a]	$3,801	$3,736,858
5.00%, 12/15/21 (Call 09/15/21)	6,156	6,209,188
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/31/18)[a]	1,848	1,806,420

		57,354,524
RETAIL — 3.14%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 05/31/18)[a]	10,815	10,855,556
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 05/31/18)[a,b]	3,208	3,203,417
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/18)[b]	4,070	3,885,441
6.75%, 01/15/22 (Call 05/31/18)[b]	4,060	3,832,906
GameStop Corp.
5.50%, 10/01/19 (Call 05/31/18)[a]	2,905	2,919,525
6.75%, 03/15/21 (Call 05/31/18)[a,b]	4,000	4,052,250
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 05/31/18)[b]	4,680	4,698,954
Guitar Center Escrow Issuer Inc.
9.50%, 10/15/21 (Call 03/15/19)[a]	5,242	5,084,331
Hot Topic Inc.
9.25%, 06/15/21 (Call 05/31/18)[a]	3,030	2,976,975
L Brands Inc.
5.63%, 02/15/22[b]	8,483	8,780,871
6.63%, 04/01/21	8,585	9,108,354
7.00%, 05/01/20	3,393	3,595,166

Security	Principal (000s)	Value
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 05/31/18)[b]	$4,601	$4,733,279
Michaels Stores Inc.
5.88%, 12/15/20 (Call 06/14/18)[a]	4,094	4,143,640
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/31/18)[a,b]	7,750	5,223,177
Penske Automotive Group Inc.
5.75%, 10/01/22 (Call 05/31/18)[b]	1,532	1,568,385
QVC Inc.
3.13%, 04/01/19[b]	2,965	2,966,970
4.38%, 03/15/23[b]	6,244	6,209,167
5.13%, 07/02/22[b]	3,604	3,710,426
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/31/18)[a]	12,901	13,110,641
6.75%, 06/15/21 (Call 05/31/18)	6,787	6,910,065
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	2,838	2,809,620
3.88%, 11/01/20 (Call 08/01/20)	2,800	2,800,875

		117,179,991
SEMICONDUCTORS — 0.83%
Amkor Technology Inc.
6.38%, 10/01/22 (Call 05/31/18)	618	633,450
NXP BV/NXP Funding LLC
3.88%, 09/01/22[a]	8,200	8,051,264
4.13%, 06/15/20[a,b]	5,140	5,174,134
4.13%, 06/01/21[a]	11,065	11,092,663
4.63%, 06/15/22[a,b]	3,563	3,595,166
STATS ChipPAC Pte Ltd.
8.50%, 11/24/20 (Call 11/24/18)[a,b]	2,370	2,496,647

		31,043,324
SOFTWARE — 1.70%
Blackboard Inc.
9.75%, 10/15/21 (Call 05/31/18)[a,b]	2,685	2,075,840

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/31/18)[a]	$15,175	$15,137,062
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[a]	3,487	3,857,494
Infor U.S. Inc.
5.75%, 08/15/20 (Call 05/16/18)[a,b]	4,200	4,284,000
6.50%, 05/15/22 (Call 05/16/18)[b]	13,434	13,626,692
Marble II Pte Ltd.
5.30%, 06/20/22 (Call 06/20/19)[a,b]	3,620	3,581,760
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/31/18)[a]	3,901	3,912,703
Open Text Corp.
5.63%, 01/15/23 (Call 05/31/18)[a,b]	883	917,989
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 05/31/18)[a,b]	4,260	3,961,800
TIBCO Software Inc.
11.38%, 12/01/21 (Call 05/31/18)[a]	8,108	8,784,410
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a,b]	3,528	3,418,607

		63,558,357
STORAGE & WAREHOUSING — 0.12%
Algeco Global Finance PLC
8.00%, 02/15/23 (Call 02/15/20)[a,b]	4,220	4,302,195

		4,302,195
TELECOMMUNICATIONS — 9.35%
Anixter Inc.
5.13%, 10/01/21[b]	3,394	3,464,001
5.50%, 03/01/23	2,850	2,957,901
5.63%, 05/01/19[b]	2,833	2,882,578

Security	Principal (000s)	Value
CenturyLink Inc.
Series S
6.45%, 06/15/21[b]	$10,397	$10,630,932
Series T
5.80%, 03/15/22[b]	11,752	11,693,240
Series V
5.63%, 04/01/20	8,490	8,581,654
CommScope Inc.
5.00%, 06/15/21 (Call 05/11/18)[a]	5,685	5,734,033
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 05/31/18)[b]	4,175	3,841,000
Frontier Communications Corp.
7.13%, 03/15/19	3,685	3,670,629
7.13%, 01/15/23	6,770	4,826,229
8.13%, 10/01/18	4,878	4,958,731
8.75%, 04/15/22[b]	4,070	3,398,704
10.50%, 09/15/22 (Call 06/15/22)	17,860	15,691,944
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[a,b]	5,941	6,611,838
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 05/31/18)[a,b]	2,885	2,949,913
Hughes Satellite Systems Corp.
6.50%, 06/15/19[b]	8,228	8,473,983
7.63%, 06/15/21[b]	7,562	8,110,245
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/31/18)[a,b]	8,385	8,081,996
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	5,985	5,234,573
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 05/31/18)	18,262	17,768,672
7.50%, 04/01/21 (Call 05/31/18)	9,400	8,918,250
9.50%, 09/30/22[a,b]	4,030	4,619,387

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 05/31/18)	$6,100	$4,132,750
Iridium Communications Inc.
10.25%, 04/15/23 (Call 04/15/20)[a]	1,215	1,266,638
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 05/31/18)	8,138	8,180,318
5.63%, 02/01/23 (Call 05/31/18)	4,091	4,147,251
6.13%, 01/15/21 (Call 05/31/18)	5,120	5,184,000
Level 3 Parent LLC
5.75%, 12/01/22 (Call 05/31/18)	5,025	5,040,577
Nokia OYJ
3.38%, 06/12/22[b]	4,890	4,697,369
5.38%, 05/15/19	3,889	3,957,390
Qwest Corp.
6.75%, 12/01/21[b]	7,050	7,596,375
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[a]	5,809	6,104,614
SoftBank Group Corp.
4.50%, 04/15/20[a]	20,075	20,601,969
Sprint Communications Inc.
6.00%, 11/15/22	18,610	18,919,682
7.00%, 03/01/20[a]	8,435	8,888,381
7.00%, 08/15/20	12,490	13,198,510
9.00%, 11/15/18[a]	16,088	16,590,750
11.50%, 11/15/21	8,329	9,953,155
Sprint Corp.
7.25%, 09/15/21	18,490	19,622,512
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	4,657	4,647,129
Telecom Italia Capital SA
7.00%, 06/04/18	6,109	6,118,482
7.18%, 06/18/19[b]	6,300	6,544,357
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[b]	8,568	8,473,123

Security	Principal (000s)	Value
Windstream Services LLC/Windstream Finance Corp.
7.75%, 10/15/20 (Call 05/31/18)	$4,984	$4,273,780
8.75%, 12/15/24 (Call 12/15/22)[a,b]	3,456	2,059,776
WTT Investment Ltd./Hong Kong
5.50%, 11/21/22 (Call 11/21/20)[a]	5,500	5,302,296

		348,601,617
TEXTILES — 0.13%
Springs Industries Inc.
6.25%, 06/01/21 (Call 05/31/18)[b]	4,858	4,917,511

		4,917,511
TOYS, GAMES & HOBBIES — 0.11%
Mattel Inc.
2.35%, 05/06/19[b]	1,454	1,425,266
2.35%, 08/15/21 (Call 07/15/21)	2,800	2,506,000

		3,931,266
TRANSPORTATION — 0.61%
Hornbeck Offshore Services Inc.
5.88%, 04/01/20 (Call 05/31/18)	3,138	2,017,319
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/31/18)[a,b]	5,303	4,017,022
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 05/31/18)[a]	3,850	3,024,438
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	13,320	13,752,900

		22,811,679
TRUCKING & LEASING — 0.80%
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (Call 12/15/22)[a,b]	4,100	4,068,396

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[a,b]	$3,909	$3,969,199
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)[a,b]	7,710	7,356,625
5.25%, 08/15/22[a]	14,601	14,546,246

		29,940,466

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,624,945,106)		3,587,100,604

WARRANTS — 0.00%
Affinion Group Inc.
(Expires 11/20/22)[c,e]	8,899	—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 21.55%

MONEY MARKET FUNDS — 21.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	683,322	683,389,836
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	120,521	120,520,891

		803,910,727

TOTAL SHORT-TERM INVESTMENTS
(Cost: $803,863,802)		803,910,727

Value
TOTAL INVESTMENTS IN SECURITIES — 117.72%
(Cost: $4,428,808,908)	$4,391,011,331
Other Assets, Less Liabilities — (17.72)%	(660,973,909)

NET ASSETS — 100.00%	$3,730,037,422

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Issuer is in default of interest payments.
[e]	Non-income producing security.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	538,024	145,298	[b]	—	683,322	$683,389,836	$2,045,164	[c]	$(74,091)	$21,893
BlackRock Cash Funds: Treasury, SL Agency Shares	102,644	17,877	[b]	—	120,521	120,520,891	800,116		—	—

						$803,910,727	$2,845,280		$(74,091)	$21,893

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Corporate bonds & notes	$—	$3,587,100,604	$0	[a]	$3,587,100,604
Warrants	—	—	0	[a]	0	[a]
Money market funds	803,910,727	—	—		803,910,727

Total	$803,910,727	$3,587,100,604	$0	[a]	$4,391,011,331

[a]	Rounds to less than $1.

See notes to financial statements.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.45%

ADVERTISING — 0.36%
Acosta Inc.
7.75%, 10/01/22 (Call 05/31/18)[a]	$125	$74,375
Affinion Group Inc.
12.50% (14.00% PIK), 11/10/22 (Call 05/10/20)[a,b]	100	92,000
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/31/18)	53	53,398
5.38%, 01/15/24 (Call 01/15/19)	100	102,250
5.75%, 02/01/26 (Call 02/01/21)	20	20,675
MDC Partners Inc.
6.50%, 05/01/24 (Call 05/01/19)[a,c]	150	147,562
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/31/18)	165	167,475
5.63%, 02/15/24 (Call 02/15/19)	100	101,065
5.88%, 03/15/25 (Call 09/15/19)[c]	72	73,800

		832,600
AEROSPACE & DEFENSE — 1.17%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	225	228,165
5.40%, 04/15/21 (Call 01/15/21)	250	257,500
5.87%, 02/23/22[c]	100	104,625
5.90%, 02/01/27[c]	250	258,281
5.95%, 02/01/37	125	126,211
6.15%, 08/15/20[c]	150	157,125
BBA U.S. Holdings Inc.
5.38%, 05/01/26 (Call 05/01/21)[a]	25	25,140
KLX Inc.
5.88%, 12/01/22 (Call 05/31/18)[a]	175	182,656
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (Call 11/30/20)[a]	25	25,964
Leonardo U.S. Holdings Inc.
6.25%, 01/15/40[a]	100	110,000
Orbital ATK Inc.
5.50%, 10/01/23 (Call 10/01/18)[c]	100	104,750
TransDigm Inc.
5.50%, 10/15/20 (Call 05/31/18)	50	50,250
6.00%, 07/15/22 (Call 05/31/18)[c]	158	159,975
6.38%, 06/15/26 (Call 06/15/21)	200	201,000

Security	Principal (000s)	Value
6.50%, 07/15/24 (Call 07/15/19)	$225	$228,797
6.50%, 05/15/25 (Call 05/15/20)[c]	175	178,062
Triumph Group Inc.
4.88%, 04/01/21 (Call 05/31/18)	150	145,500
7.75%, 08/15/25 (Call 08/15/20)[c]	150	153,750

		2,697,751
AGRICULTURE — 0.13%
Alliance One International Inc.
8.50%, 04/15/21 (Call 10/15/18)[a]	50	51,625
9.88%, 07/15/21 (Call 05/31/18)[c]	125	118,438
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[a]	125	124,015

		294,078
AIRLINES — 0.28%
Air Canada
7.75%, 04/15/21[a]	70	76,563
Allegiant Travel Co.
5.50%, 07/15/19[c]	25	25,250
American Airlines Group Inc.
4.63%, 03/01/20[a]	100	100,750
5.50%, 10/01/19[a]	245	249,287
United Continental Holdings Inc.
4.25%, 10/01/22[c]	100	97,400
5.00%, 02/01/24	50	49,625
Virgin Australia Holdings Ltd.
7.88%, 10/15/21[a]	50	50,375

		649,250
APPAREL — 0.24%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,c]	125	120,625
4.88%, 05/15/26 (Call 02/15/26)[a,c]	175	168,000
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	100	100,500
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)[c]	150	133,280
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)[a]	25	23,906

		546,311
AUTO MANUFACTURERS — 0.77%
BCD Acquisition Inc.
9.63%, 09/15/23 (Call 09/15/19)[a]	125	135,625

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[c]	$325	$328,754
5.25%, 04/15/23[c]	400	415,500
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)[a]	200	180,000
5.63%, 02/01/23 (Call 05/31/18)[a]	150	151,687
JB Poindexter & Co. Inc.
7.13%, 04/15/26 (Call 04/15/21)[a]	75	76,313
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[a]	205	212,687
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,c]	325	287,625

		1,788,191
AUTO PARTS & EQUIPMENT — 0.95%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 08/15/21)[a,c]	200	187,000
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)[a]	50	47,063
5.00%, 10/01/24 (Call 10/01/19)[a]	175	171,885
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)[c]	175	174,947
6.25%, 03/15/26 (Call 03/15/21)	85	84,150
6.50%, 04/01/27 (Call 04/01/22)[c]	125	124,337
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)[a]	25	24,813
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a]	50	50,750
6.50%, 06/01/26 (Call 06/01/21)[a]	100	103,750
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[c]	100	101,750
Delphi Technologies PLC
5.00%, 10/01/25[a,c]	150	144,281
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)[c]	75	70,219
5.00%, 05/31/26 (Call 05/31/21)	300	285,750
5.13%, 11/15/23 (Call 11/15/18)[c]	150	149,250
IHO Verwaltungs GmbH
4.13% (4.88% PIK), 09/15/21 (Call 09/15/18)[a,b]	125	125,366
IHO Verwaltungs GmbH
4.50% (5.25% PIK), 09/15/23 (Call 09/15/19)[a,b]	200	196,500

Security	Principal (000s)	Value
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)[c]	$125	$116,875
Titan International Inc.
6.50%, 11/30/23 (Call 11/30/19)[a]	50	50,750

		2,209,436
BANKS — 2.50%
Bank of America Corp. Series FF
5.88%, (Call 03/15/28)[c,d,e,f]	450	449,100
CIT Group Inc.
5.00%, 08/15/22	125	127,813
5.00%, 08/01/23	150	152,625
5.25%, 03/07/25 (Call 12/07/24)	100	102,125
5.38%, 05/15/20	200	206,500
6.13%, 03/09/28	100	103,500
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)[d,e]	400	381,421
4.50%, 04/01/25	200	193,846
Deutsche Bank AG/New York NY
4.88%, 12/01/32 (Call 12/01/27)[d,e]	125	115,088
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	127,212
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)[a]	75	75,000
8.25%, 04/15/25 (Call 04/15/21)[a]	80	80,000
Goldman Sachs Capital I
6.35%, 02/15/34[c]	200	233,916
Intesa Sanpaolo SpA
5.02%, 06/26/24[a]	200	195,765
5.71%, 01/15/26[a]	400	401,399
Lloyds Bank PLC
12.00%, (Call 12/16/24)[a,c,d,e,f]	350	443,949
Lloyds Banking Group PLC
6.41%, (Call 10/01/35)[a,d,e,f]	100	107,250
Popular Inc.
7.00%, 07/01/19 (Call 06/01/19)	100	101,750
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 06/15/25 (Call 06/15/20)[a]	25	25,140
RBS Capital Trust II
6.43%, (Call 01/03/34)[c,d,e,f]	100	114,750

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	$600	$609,345
6.00%, 12/19/23	300	318,630
6.10%, 06/10/23	175	186,023
6.13%, 12/15/22	400	424,106
7.65%, (Call 09/30/31)[d,e,f]	50	62,750
Standard Chartered PLC
7.01%, (Call 07/30/37)[a,d,e,f]	200	225,750
Synovus Financial Corp.
5.75%, 12/15/25 (Call 12/15/20)[d,e]	25	26,000
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)[a,d,e]	200	200,010

		5,790,763
BEVERAGES — 0.05%
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[a]	125	124,063

		124,063
BIOTECHNOLOGY — 0.10%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[a,c]	100	99,500
Sotera Health Topco Inc.
8.13% (8.88% PIK), 11/01/21 (Call 05/31/18)[a,b,c]	125	125,938

		225,438
BUILDING MATERIALS — 0.98%
American Woodmark Corp.
4.88%, 03/15/26 (Call 03/15/21)[a]	100	96,500
Boise Cascade Co.
5.63%, 09/01/24 (Call 09/01/19)[a]	25	25,313
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a,c]	175	174,125
Griffon Corp.
5.25%, 03/01/22 (Call 05/31/18)	150	149,955
Hardwoods Acquisition Inc.
7.50%, 08/01/21 (Call 05/31/18)[a]	50	45,750
James Hardie International Finance DAC
4.75%, 01/15/25 (Call 01/15/21)[a]	200	195,000

Security	Principal (000s)	Value
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)[a]	$50	$47,875
4.88%, 12/15/27 (Call 12/15/22)[a]	250	235,625
Masonite International Corp.
5.63%, 03/15/23 (Call 05/31/18)[a,c]	125	128,750
Omnimax International Inc.
12.00%, 08/15/20 (Call 05/16/18)[a]	25	26,500
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[a]	160	149,200
5.00%, 02/15/27 (Call 02/15/22)[a]	175	168,684
5.38%, 11/15/24 (Call 11/15/19)[a]	200	202,625
5.50%, 02/15/23 (Call 02/15/19)[a]	50	51,625
6.00%, 10/15/25 (Call 10/15/20)[a,c]	200	207,500
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)[a]	100	97,000
6.13%, 07/15/23 (Call 07/15/18)	50	51,110
U.S. Concrete Inc.
6.38%, 06/01/24 (Call 06/01/19)	50	51,687
USG Corp.
4.88%, 06/01/27 (Call 06/01/22)[a]	50	50,000
5.50%, 03/01/25 (Call 03/01/20)[a]	100	104,500

		2,259,324
CHEMICALS — 2.86%
A Schulman Inc.
6.88%, 06/01/23 (Call 06/01/18)	100	105,000
Alpha 3 BV/Alpha U.S. Bidco Inc.
6.25%, 02/01/25 (Call 02/01/20)[a,c]	200	202,500
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	240	242,100
6.88%, 05/15/43 (Call 02/15/43)	25	26,750
Axalta Coating Systems LLC
4.88%, 08/15/24 (Call 08/15/19)[a]	150	151,125
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	150	172,500
10.00%, 10/15/25 (Call 10/15/20)	125	146,562
CF Industries Inc.
3.45%, 06/01/23	300	285,000
4.95%, 06/01/43	150	125,625
5.15%, 03/15/34	50	45,688
5.38%, 03/15/44[c]	150	131,397

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	$50	$49,500
6.63%, 05/15/23 (Call 05/31/18)	325	341,656
7.00%, 05/15/25 (Call 05/15/20)	125	134,531
Cornerstone Chemical Co.
6.75%, 08/15/24 (Call 08/15/20)[a,c]	25	24,750
CVR Partners LP/CVR Nitrogen Finance Corp.
9.25%, 06/15/23 (Call 06/15/19)[a]	125	128,594
GCP Applied Technologies Inc.
5.50%, 04/15/26 (Call 04/15/21)[a]	75	74,625
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/18)	300	281,625
10.00%, 04/15/20 (Call 05/31/18)	50	49,375
10.38%, 02/01/22 (Call 02/01/19)[a]	100	97,250
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 05/31/18)[c]	100	78,000
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	200	203,750
5.13%, 11/15/22 (Call 08/15/22)	50	51,865
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[a]	125	126,250
Ingevity Corp.
4.50%, 02/01/26 (Call 02/01/21)[a]	100	96,375
INVISTA Finance LLC
4.25%, 10/15/19[a,c]	200	200,250
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA
8.38%, 12/01/22 (Call 06/01/19)[a]	25	25,625
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 04/15/25 (Call 04/15/20)[a,c]	125	129,062
10.50%, 04/15/23 (Call 10/15/18)[a]	100	110,625
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a]	150	145,125
5.00%, 05/01/25 (Call 01/31/25)[a]	150	144,375
5.25%, 08/01/23 (Call 08/01/18)[a]	200	200,000
5.25%, 06/01/27 (Call 03/03/27)[a,c]	190	182,875

Security	Principal (000s)	Value
Nufarm Australia Ltd./Nufarm Americas Inc.
5.75%, 04/30/26 (Call 04/30/21)[a]	$120	$119,700
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	100	95,250
5.13%, 09/15/27 (Call 03/15/22)	125	122,500
Perstorp Holding AB
11.00%, 09/30/21 (Call 11/18/18)[a]	200	216,000
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)[a,c]	125	121,875
6.50%, 02/01/22 (Call 05/31/18)[a]	200	205,000
PolyOne Corp.
5.25%, 03/15/23[c]	75	76,781
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)[a,c]	50	49,500
Rain CII Carbon LLC/CII Carbon Corp.
7.25%, 04/01/25 (Call 04/01/20)[a]	150	154,500
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[a]	75	72,563
SPCM SA
4.88%, 09/15/25 (Call 09/15/20)[a]	125	121,056
TPC Group Inc.
8.75%, 12/15/20 (Call 05/31/18)[a]	150	149,250
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.38%, 09/01/25 (Call 09/01/20)[a]	125	123,125
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)[a,c]	75	72,938
Tronox Inc.
6.50%, 04/15/26 (Call 04/15/21)[a]	150	148,875
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)	25	24,000
5.50%, 07/15/24 (Call 07/15/19)	50	51,250
WR Grace & Co.-Conn
5.13%, 10/01/21[a,c]	125	128,411
5.63%, 10/01/24[a]	50	51,625

		6,614,529

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
COAL — 0.17%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.50%, 05/01/25 (Call 05/01/20)[a]	$25	$26,344
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
12.00%, 11/01/21 (Call 11/01/18)	25	25,188
CONSOL Energy Inc.
11.00%, 11/15/25 (Call 11/15/21)[a]	50	52,500
Foresight Energy LLC/Foresight Energy Finance Corp.
11.50%, 04/01/23 (Call 04/01/20)[a]	50	42,250
Murray Energy Corp.
11.25%, 04/15/21 (Call 05/31/18)[a]	25	10,875
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[a]	50	51,360
6.38%, 03/31/25 (Call 03/31/20)[a,c]	50	52,125
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%, 06/15/25 (Call 06/15/20)[a]	100	102,750
Warrior Met Coal Inc.
8.00%, 11/01/24 (Call 11/01/20)[a]	25	25,516

		388,908
COMMERCIAL SERVICES — 3.45%
ACE Cash Express Inc.
12.00%, 12/15/22 (Call 12/15/19)[a]	100	111,000
ADT Corp. (The)
3.50%, 07/15/22	165	154,172
4.13%, 06/15/23	150	140,344
4.88%, 07/15/32[a]	150	124,125
6.25%, 10/15/21	164	170,970
Ahern Rentals Inc.
7.38%, 05/15/23 (Call 05/31/18)[a]	75	72,375
APTIM Corp.
7.75%, 06/15/25 (Call 06/15/20)[a,c]	100	87,250
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)	125	117,188
7.88%, 12/01/22 (Call 12/01/18)	175	176,312
8.75%, 12/01/20 (Call 05/31/18)	200	197,250

Security	Principal (000s)	Value
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)[a]	$200	$190,000
4.38%, 08/15/27 (Call 08/15/22)[a]	200	188,750
5.63%, 10/01/24 (Call 10/01/19)[a]	125	128,750
Autopistas Metropolitanas de Puerto Rico LLC
6.75%, 06/30/35[a]	24	20,470
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/20)[a]	100	96,000
5.50%, 04/01/23 (Call 05/31/18)[c]	40	39,600
6.38%, 04/01/24 (Call 04/01/19)[a]	50	50,500
Booz Allen Hamilton Inc.
5.13%, 05/01/25 (Call 05/01/20)[a]	25	24,688
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)[a]	100	92,000
Cardtronics Inc.
5.13%, 08/01/22 (Call 05/31/18)	50	48,500
Cardtronics Inc./Cardtronics USA Inc.
5.50%, 05/01/25 (Call 05/01/20)[a]	25	23,188
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 05/31/18)[a]	7	7,210
Corporate Risk Holdings LLC
9.50%, 07/01/19 (Call 05/31/18)[a]	100	104,250
Emeco Pty Ltd.
9.25%, 03/31/22 (Call 03/31/20)[a]	100	106,750
Flexi-Van Leasing Inc.
10.00%, 02/15/23 (Call 02/15/20)[a]	75	74,625
Garda World Security Corp.
8.75%, 05/15/25 (Call 05/15/20)[a]	160	167,152
Gartner Inc.
5.13%, 04/01/25 (Call 04/01/20)[a]	150	150,330
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/22 (Call 05/15/20)	50	51,000
Herc Rentals Inc.
7.75%, 06/01/24 (Call 06/01/19)[a]	175	188,912
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a]	125	104,688
5.88%, 10/15/20 (Call 05/31/18)	100	98,750
6.25%, 10/15/22 (Call 05/31/18)[c]	100	94,080
7.38%, 01/15/21 (Call 05/31/18)	165	163,350
7.63%, 06/01/22 (Call 06/01/19)[a,c]	125	127,344

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	$215	$217,687
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 05/31/18)[a]	100	92,000
Laureate Education Inc.
8.25%, 05/01/25 (Call 05/01/20)[a]	125	134,375
LSC Communications Inc.
8.75%, 10/15/23 (Call 10/15/19)[a]	75	77,063
Matthews International Corp.
5.25%, 12/01/25 (Call 12/01/20)[a]	50	49,000
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc.
7.88%, 10/01/22 (Call 05/16/18)[a]	50	49,625
Monitronics International Inc.
9.13%, 04/01/20 (Call 05/31/18)	75	53,175
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a]	90	88,650
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 05/31/18)	50	50,065
5.00%, 04/15/22 (Call 05/31/18)[a]	500	503,800
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	450	482,625
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 05/31/18)[c]	50	46,750
6.63%, 11/15/20 (Call 05/31/18)	25	23,875
Ritchie Bros. Auctioneers Inc.
5.38%, 01/15/25 (Call 01/15/20)[a]	125	124,375
RR Donnelley & Sons Co.
6.00%, 04/01/24	20	19,500
6.50%, 11/15/23	50	50,465
7.88%, 03/15/21	100	104,500
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	100	97,780
5.38%, 01/15/22 (Call 05/31/18)	40	40,720
5.38%, 05/15/24 (Call 05/15/19)	190	195,272
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	200	194,800
Sotheby’s
4.88%, 12/15/25 (Call 12/15/20)[a,c]	75	72,188

Security	Principal (000s)	Value
Team Health Holdings Inc.
6.38%, 02/01/25 (Call 02/01/20)[a,c]	$150	$130,500
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	200	203,000
4.63%, 10/15/25 (Call 10/15/20)	125	121,251
4.88%, 01/15/28 (Call 01/15/23)	325	307,937
5.50%, 07/15/25 (Call 07/15/20)	150	153,750
5.50%, 05/15/27 (Call 05/15/22)	175	174,125
5.75%, 11/15/24 (Call 05/15/19)	145	149,712
5.88%, 09/15/26 (Call 09/15/21)	200	208,500
Weight Watchers International Inc.
8.63%, 12/01/25 (Call 12/01/20)[a]	75	80,625

		7,989,563
COMPUTERS — 1.56%
Conduent Finance Inc./Conduent Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[a]	100	118,200
Dell Inc.
5.88%, 06/15/19	200	204,500
6.50%, 04/15/38	150	147,945
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	250	257,209
7.13%, 06/15/24 (Call 06/15/19)[a]	300	319,500
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/19)[c]	125	129,687
EMC Corp.
2.65%, 06/01/20	350	339,885
3.38%, 06/01/23 (Call 03/01/23)	250	233,314
Everi Payments Inc.
7.50%, 12/15/25 (Call 12/15/20)[a]	75	75,938
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a]	175	175,219
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[a]	50	51,125
9.25%, 03/01/21 (Call 05/31/18)[a]	250	257,500
NCR Corp.
4.63%, 02/15/21 (Call 05/31/18)	250	250,075
5.00%, 07/15/22 (Call 05/31/18)	175	173,687
6.38%, 12/15/23 (Call 12/15/18)[c]	100	103,500
Unisys Corp.
10.75%, 04/15/22 (Call 04/15/20)[a]	150	167,625

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[a]	$200	$193,000
Western Digital Corp.
4.75%, 02/15/26 (Call 11/15/25)	410	403,850

		3,601,759
COSMETICS & PERSONAL CARE — 0.32%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,c]	75	76,500
Avon Products Inc.
6.60%, 03/15/20	50	50,375
7.00%, 03/15/23	75	68,625
Coty Inc.
6.50%, 04/15/26 (Call 04/15/21)[a]	125	121,562
Edgewell Personal Care Co.
4.70%, 05/19/21[c]	50	49,563
4.70%, 05/24/22	150	146,190
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/31/18)[a]	50	49,500
5.00%, 07/01/25 (Call 07/01/20)[a]	100	95,750
High Ridge Brands Co.
8.88%, 03/15/25 (Call 03/15/20)[a]	6	4,200
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 05/31/18)	75	54,750
6.25%, 08/01/24 (Call 08/01/19)	25	15,000

		732,015
DISTRIBUTION & WHOLESALE — 0.26%
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 05/31/18)[a,c]	200	105,500
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 05/31/18)	50	50,000
7.00%, 06/15/23 (Call 06/15/18)	50	50,500
H&E Equipment Services Inc.
5.63%, 09/01/25 (Call 09/01/20)	125	125,625
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	125	131,250
KAR Auction Services Inc.
5.13%, 06/01/25 (Call 06/01/20)[a]	125	121,250
Univar USA Inc.
6.75%, 07/15/23 (Call 07/15/18)[a]	25	25,750

		609,875

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 4.00%
Abe Investment Holdings Inc./Getty Images Inc.
10.50%, 10/16/20 (Call 05/31/18)[a]	$25	$25,313
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	50	49,000
5.00%, 04/01/23	150	153,937
5.13%, 03/15/21[c]	90	92,363
5.50%, 02/15/22	100	104,500
6.25%, 12/01/19[c]	125	129,844
Ally Financial Inc.
3.75%, 11/18/19	50	50,131
4.13%, 03/30/20	150	150,750
4.13%, 02/13/22	225	223,875
4.25%, 04/15/21	300	301,500
4.63%, 05/19/22	50	50,438
4.63%, 03/30/25	50	49,500
5.13%, 09/30/24	125	127,812
5.75%, 11/20/25 (Call 10/20/25)	175	180,906
8.00%, 03/15/20	200	215,500
8.00%, 11/01/31	500	607,080
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (Call 05/15/20)[a]	100	89,750
Blackstone CQP Holdco LP
6.50%, 03/20/21 (Call 09/20/18)[a]	325	326,625
CNG Holdings Inc.
9.38%, 05/15/20 (Call 05/31/18)[a]	25	24,750
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc.
8.50%, 12/15/22 (Call 06/15/20)[a]	25	25,125
Credit Acceptance Corp.
7.38%, 03/15/23 (Call 05/31/18)	25	26,125
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/20)[a]	100	106,250
9.75%, 06/01/21 (Call 05/31/18)	21	22,260
FBM Finance Inc.
8.25%, 08/15/21 (Call 08/15/18)[a,c]	100	105,250
Fly Leasing Ltd.
5.25%, 10/15/24 (Call 10/15/20)	200	193,500
goeasy Ltd.
7.88%, 11/01/22 (Call 11/01/19)[a]	75	79,500

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 08/15/24 (Call 08/15/20)[a]	$400	$396,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a]	175	175,000
5.25%, 10/01/25 (Call 10/01/20)[a]	100	95,250
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 05/11/18)[a]	200	206,750
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)[a]	125	127,969
LPL Holdings Inc.
5.75%, 09/15/25 (Call 03/15/20)[a]	200	194,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 05/31/18)	165	167,062
Navient Corp.
4.88%, 06/17/19	170	171,487
5.00%, 10/26/20	175	175,875
5.50%, 01/25/23	125	123,087
5.63%, 08/01/33	150	129,000
5.88%, 03/25/21	125	127,969
5.88%, 10/25/24[c]	100	98,000
6.13%, 03/25/24[c]	125	125,156
6.50%, 06/15/22	250	256,875
6.63%, 07/26/21	100	103,890
6.75%, 06/25/25[c]	25	25,250
7.25%, 01/25/22[c]	175	185,062
7.25%, 09/25/23	125	130,625
8.00%, 03/25/20	220	234,300
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)[a]	125	122,500
Ocwen Loan Servicing LLC
8.38%, 11/15/22 (Call 11/15/18)[a]	75	77,438
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 05/31/18)[a]	75	77,625
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.
6.38%, 12/15/22 (Call 12/15/19)[a]	25	25,500
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)[a]	200	182,500
5.75%, 05/01/25 (Call 05/01/20)[a]	250	245,000

Security	Principal (000s)	Value
Springleaf Finance Corp.
5.25%, 12/15/19	$125	$126,560
5.63%, 03/15/23[c]	160	158,400
6.13%, 05/15/22	225	230,344
6.88%, 03/15/25	230	232,300
7.75%, 10/01/21[c]	100	108,875
8.25%, 12/15/20	225	248,125
8.25%, 10/01/23	50	54,750
Stearns Holdings LLC
9.38%, 08/15/20 (Call 05/31/18)[a]	25	25,188
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 06/01/25 (Call 06/01/20)[a]	125	123,750
Travelport Corporate Finance PLC
6.00%, 03/15/26 (Call 03/15/21)[a,c]	145	148,262
Vantiv LLC/Vanity Issuer Corp.
4.38%, 11/15/25 (Call 11/15/20)[a]	200	191,000
VFH Parent LLC/Orchestra Co-Issuer Inc.
6.75%, 06/15/22 (Call 06/15/19)[a,c]	100	103,720
Werner FinCo LP/Werner FinCo Inc.
8.75%, 07/15/25 (Call 07/15/20)[a]	25	25,500

		9,268,028
ELECTRIC — 2.27%
AES Corp./VA
4.00%, 03/15/21	25	25,133
4.50%, 03/15/23 (Call 03/15/20)	25	25,125
4.88%, 05/15/23 (Call 05/31/18)	125	125,781
5.13%, 09/01/27 (Call 09/01/22)	100	101,500
5.50%, 04/15/25 (Call 04/15/20)	145	148,262
6.00%, 05/15/26 (Call 05/15/21)	175	182,875
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a]	225	215,297
5.38%, 01/15/23 (Call 10/15/18)	200	191,750
5.50%, 02/01/24 (Call 02/01/19)	90	82,575
5.75%, 01/15/25 (Call 10/15/19)[c]	350	321,160
5.88%, 01/15/24 (Call 11/01/18)[a]	90	90,506
6.00%, 01/15/22 (Call 05/31/18)[a]	125	127,812
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	137	149,001

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Drax Finco PLC
6.63%, 11/01/25 (Call 05/01/21)[a]	$200	$201,000
Emera Inc. Series 16-A
6.75%, 06/15/76 (Call 06/15/26)[c,d,e]	200	216,400
InterGen NV
7.00%, 06/30/23 (Call 06/30/18)[a,c]	200	199,500
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[a]	100	96,500
4.50%, 09/15/27 (Call 06/15/27)[a]	75	69,938
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[a,c]	150	148,500
6.25%, 07/15/22 (Call 07/15/18)	200	205,000
6.25%, 05/01/24 (Call 05/01/19)	150	155,062
6.63%, 01/15/27 (Call 07/15/21)	225	231,469
7.25%, 05/15/26 (Call 05/15/21)[c]	150	159,958
NRG Yield Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	250	250,625
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	100	85,000
6.50%, 06/01/25 (Call 06/01/20)	150	109,125
9.50%, 07/15/22 (Call 07/15/20)[a,c]	75	71,438
10.50%, 01/15/26 (Call 01/15/22)[a]	75	65,344
Vistra Energy Corp.
5.88%, 06/01/23 (Call 06/01/18)	75	76,688
6.75%, 11/01/19 (Call 05/01/18)	250	254,225
7.38%, 11/01/22 (Call 11/01/18)	300	316,125
7.63%, 11/01/24 (Call 11/01/19)	200	215,000
8.00%, 01/15/25 (Call 01/15/20)[a]	165	178,819
8.13%, 01/30/26 (Call 07/30/20)[a,c]	150	164,437

		5,256,930
ELECTRICAL COMPONENTS & EQUIPMENT — 0.15%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a]	150	148,875
EnerSys
5.00%, 04/30/23 (Call 01/30/23)[a]	25	25,125
General Cable Corp.
5.75%, 10/01/22 (Call 05/11/18)	25	25,669

Security	Principal (000s)	Value
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 05/31/18)[c]	$36	$36,540
5.38%, 06/15/24 (Call 06/15/19)[c]	100	101,000

		337,209
ELECTRONICS — 0.07%
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)[c]	100	97,165
Itron Inc.
5.00%, 01/15/26 (Call 01/15/21)[a]	50	49,125
TTM Technologies Inc.
5.63%, 10/01/25 (Call 10/01/20)[a]	25	24,500

		170,790
ENERGY – ALTERNATE SOURCES — 0.16%
Enviva Partners LP/Enviva Partners Finance Corp.
8.50%, 11/01/21 (Call 11/01/18)	25	26,313
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[a,c]	100	95,500
5.00%, 01/31/28 (Call 07/31/27)[a]	280	260,400

		382,213
ENGINEERING & CONSTRUCTION — 0.51%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	150	144,142
5.88%, 10/15/24 (Call 07/15/24)	200	208,270
Brand Industrial Services Inc.
8.50%, 07/15/25 (Call 07/15/20)[a]	200	206,500
Engility Corp.
8.88%, 09/01/24 (Call 09/01/19)	100	104,000
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (Call 03/15/21)[a]	85	86,062
Pisces Midco Inc.
8.00%, 04/15/26 (Call 04/15/21)[a]	115	115,034
StandardAero Aviation Holdings Inc.
10.00%, 07/15/23 (Call 07/15/18)[a]	100	108,375
TopBuild Escrow Corp.
5.63%, 05/01/26 (Call 05/01/21)[a]	25	25,094
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/01/20)[a]	75	76,853
Weekley Homes LLC/Weekley Finance Corp.
6.63%, 08/15/25 (Call 08/15/20)[a]	50	48,500

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Zachry Holdings Inc.
7.50%, 02/01/20 (Call 05/31/18)[a]	$49	$49,123

		1,171,953
ENTERTAINMENT — 1.96%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	75	72,750
5.88%, 02/15/22 (Call 05/31/18)	100	101,250
5.88%, 11/15/26 (Call 11/15/21)	100	97,375
6.13%, 05/15/27 (Call 05/15/22)	90	87,075
Boyne USA Inc.
7.25%, 05/01/25 (Call 05/01/21)[a]	75	77,460
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[a]	300	286,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)[a]	150	149,250
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)[a]	150	141,375
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	190	187,625
5.13%, 12/15/22 (Call 05/31/18)	50	50,813
Codere Finance 2 Luxembourg SA
7.63%, 11/01/21 (Call 10/31/18)[a]	200	204,040
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 02/15/23 (Call 02/15/20)[a]	50	51,625
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	150	148,687
7.00%, 08/01/23 (Call 08/01/18)[c]	100	105,625
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	50	50,375
4.88%, 11/01/20 (Call 08/01/20)	90	91,998
5.38%, 11/01/23 (Call 08/01/23)	100	103,375
5.38%, 04/15/26	200	201,500
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a]	200	204,750
6.25%, 02/15/22 (Call 08/15/21)[a]	200	209,875
6.50%, 02/15/25 (Call 08/15/24)[a,c]	200	213,250
Jacobs Entertainment Inc.
7.88%, 02/01/24 (Call 02/01/20)[a]	25	26,031

Security	Principal (000s)	Value
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)[a]	$125	$122,344
5.63%, 03/15/26 (Call 03/15/21)[a]	30	29,925
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/19)[a,c]	75	75,000
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)	25	22,875
6.00%, 04/15/22 (Call 05/31/18)	100	101,500
Penn National Gaming Inc.
5.63%, 01/15/27 (Call 01/15/22)[a]	100	95,750
Pinnacle Entertainment Inc.
5.63%, 05/01/24 (Call 05/01/19)	75	78,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 08/15/21 (Call 08/15/18)[a]	75	72,375
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)[a,c]	255	246,317
10.00%, 12/01/22 (Call 12/01/18)	350	377,230
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	150	146,580
5.50%, 04/15/27 (Call 04/15/22)[a,c]	100	99,250
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)[a]	50	49,000
5.00%, 08/01/23 (Call 08/01/19)[a,c]	100	99,375
5.50%, 04/15/26 (Call 04/15/21)[a]	55	55,275

		4,533,775
ENVIRONMENTAL CONTROL — 0.47%
Advanced Disposal Services Inc.
5.63%, 11/15/24 (Call 11/15/19)[a]	100	101,000
Clean Harbors Inc.
5.13%, 06/01/21 (Call 05/31/18)	100	100,625
5.25%, 08/01/20 (Call 05/31/18)	40	40,100
Core & Main LP
6.13%, 08/15/25 (Call 08/15/20)[a]	125	122,500
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	150	147,750
5.88%, 07/01/25 (Call 07/01/20)	50	48,625
6.38%, 10/01/22 (Call 05/31/18)	100	102,125

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)[a]	$125	$123,750
5.63%, 05/01/22 (Call 05/01/19)[a]	100	100,125
9.88%, 02/01/21 (Call 05/31/18)[a]	50	52,563
Tervita Escrow Corp.
7.63%, 12/01/21 (Call 12/01/18)[a,c]	50	51,000
Waste Pro USA Inc.
5.50%, 02/15/26 (Call 02/15/21)[a]	105	103,918

		1,094,081
FOOD — 1.75%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	200	174,250
6.63%, 06/15/24 (Call 06/15/19)	300	279,375
B&G Foods Inc.
4.63%, 06/01/21 (Call 05/31/18)	150	148,266
5.25%, 04/01/25 (Call 04/01/20)[c]	150	137,250
C&S Group Enterprises LLC
5.38%, 07/15/22 (Call 05/31/18)[a,c]	75	70,500
Chobani LLC/Chobani Finance Corp. Inc.
7.50%, 04/15/25 (Call 04/15/20)[a]	100	100,500
Dean Foods Co.
6.50%, 03/15/23 (Call 05/31/18)[a,c]	125	119,844
Dole Food Co. Inc.
7.25%, 06/15/25 (Call 06/15/20)[a]	50	50,375
FAGE International SA/FAGE USA Dairy Industry Inc.
5.63%, 08/15/26 (Call 08/15/21)[a]	200	186,500
Fresh Market Inc. (The)
9.75%, 05/01/23 (Call 05/01/19)[a]	125	68,750
Hearthside Group Holdings LLC/Hearthside Finance Co.
6.50%, 05/01/22 (Call 05/23/18)[a]	100	103,125
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	125	124,688
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	150	148,687
4.88%, 11/01/26 (Call 11/01/21)[a]	140	138,775

Security	Principal (000s)	Value
New Albertsons LP
7.45%, 08/01/29	$150	$121,875
8.00%, 05/01/31	50	41,625
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,c]	225	219,937
5.88%, 09/30/27 (Call 09/30/22)[a]	100	95,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 01/15/24 (Call 01/15/19)	150	154,500
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,c]	325	304,687
5.50%, 03/01/25 (Call 03/01/20)[a]	175	171,937
5.63%, 01/15/28 (Call 12/01/22)[a]	150	143,250
5.75%, 03/01/27 (Call 03/01/22)[a,c]	300	293,715
Safeway Inc.
7.25%, 02/01/31	75	61,875
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)[a]	75	63,875
SUPERVALU Inc.
6.75%, 06/01/21 (Call 05/31/18)	25	25,000
7.75%, 11/15/22 (Call 11/15/18)	100	99,625
Tesco PLC
6.15%, 11/15/37[a]	200	214,068
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a,c]	175	174,125
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/19)[a]	25	25,438

		4,061,917
FOOD SERVICE — 0.24%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	90	87,300
5.00%, 04/01/25 (Call 04/01/20)[a]	100	100,625
5.00%, 02/01/28 (Call 02/01/23)[a]	250	243,437
5.13%, 01/15/24 (Call 01/15/19)	125	127,188

		558,550
FOREST PRODUCTS & PAPER — 0.24%
Cascades Inc.
5.50%, 07/15/22 (Call 05/31/18)[a]	125	124,375
5.75%, 07/15/23 (Call 07/15/18)[a]	26	25,805

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 05/31/18)	$100	$93,750
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)[a]	75	73,688
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/31/18)	125	126,250
Stora Enso OYJ
7.25%, 04/15/36[a]	100	121,250

		565,118
GAS — 0.38%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	150	147,375
5.63%, 05/20/24 (Call 03/20/24)[c]	130	129,350
5.75%, 05/20/27 (Call 02/20/27)	75	72,188
5.88%, 08/20/26 (Call 05/20/26)[c]	150	148,875
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[c]	150	142,875
6.88%, 10/15/21 (Call 05/31/18)	110	110,137
7.50%, 11/01/23 (Call 11/01/19)	20	19,950
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/23 (Call 03/31/20)[a]	100	99,875

		870,625
HAND & MACHINE TOOLS — 0.06%
Apex Tool Group LLC/BC Mountain Finance Inc.
9.00%, 02/15/23 (Call 02/15/19)[a]	150	146,250

		146,250
HEALTH CARE – PRODUCTS — 1.17%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[a]	325	326,625
9.00%, 10/01/25 (Call 10/01/20)[a]	350	354,375
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	200	200,250
10.75%, 04/15/20 (Call 05/16/18)	50	48,500
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[a,c]	125	135,000
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)[a,c]	100	99,303
5.75%, 09/01/23 (Call 09/01/18)[a]	25	25,812

Security	Principal (000s)	Value
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)[a]	$150	$144,375
4.63%, 02/01/28 (Call 02/01/23)[a]	100	95,500
Immucor Inc.
11.13%, 02/15/22 (Call 08/15/18)[a,c]	25	25,813
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 05/16/18)[a]	100	103,640
12.50%, 11/01/21 (Call 05/01/19)[a]	125	140,000
Mallinckrodt International Finance SA
4.75%, 04/15/23[c]	150	106,734
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 05/31/18)[a,c]	100	95,500
5.50%, 04/15/25 (Call 04/15/20)[a,c]	100	75,187
5.63%, 10/15/23 (Call 10/15/18)[a,c]	150	117,375
5.75%, 08/01/22 (Call 05/31/18)[a,c]	150	124,875
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/31/18)[a]	225	222,750
Sotera Health Holdings LLC
6.50%, 05/15/23 (Call 05/31/18)[a]	25	25,000
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	150	143,250
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/31/18)	100	100,750

		2,710,614
HEALTH CARE – SERVICES — 6.03%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 05/31/18)	150	151,545
6.50%, 03/01/24 (Call 03/01/19)	100	103,500
Air Medical Group Holdings Inc.
6.38%, 05/15/23 (Call 05/31/18)[a]	75	71,813
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	200	202,000
4.75%, 01/15/25 (Call 01/15/20)	275	267,437
5.63%, 02/15/21 (Call 05/31/18)	125	128,281
6.13%, 02/15/24 (Call 02/15/19)	165	172,838

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Charles River Laboratories International Inc.
5.50%, 04/01/26 (Call 04/01/21)[a]	$100	$101,720
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/31/18)	140	128,975
6.25%, 03/31/23 (Call 03/31/20)	600	547,500
6.88%, 02/01/22 (Call 05/31/18)[c]	575	312,110
7.13%, 07/15/20 (Call 05/31/18)[c]	200	158,000
8.00%, 11/15/19 (Call 05/31/18)[c]	300	273,000
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	250	236,925
5.13%, 07/15/24 (Call 07/15/19)	400	387,500
5.75%, 08/15/22 (Call 05/31/18)	150	153,656
Eagle Holding Co. II LLC
7.63% (8.38% PIK), 05/15/22 (Call 05/31/18)[a,b,c]	125	126,563
Encompass Health Corp.
5.75%, 11/01/24 (Call 05/31/18)	275	279,812
5.75%, 09/15/25 (Call 09/15/20)	25	25,563
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 05/11/18)[a]	150	148,125
5.63%, 07/15/22 (Call 05/31/18)[c]	150	150,375
6.25%, 12/01/24 (Call 12/01/19)[a,c]	100	104,000
Hadrian Merger Sub Inc.
8.50%, 05/01/26 (Call 05/01/21)[a]	100	100,225
HCA Healthcare Inc.
6.25%, 02/15/21	420	441,525
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	225	215,437
4.75%, 05/01/23[c]	250	251,852
5.00%, 03/15/24	400	404,500
5.25%, 04/15/25	250	253,125
5.25%, 06/15/26 (Call 12/15/25)[c]	325	326,625
5.38%, 02/01/25	500	497,500
5.50%, 06/15/47 (Call 12/15/46)	275	259,875
5.88%, 03/15/22	290	305,587
5.88%, 05/01/23	200	208,500
5.88%, 02/15/26 (Call 08/15/25)	275	278,437
6.50%, 02/15/20	600	627,000
7.50%, 02/15/22	300	330,000
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 05/31/18)	50	51,313
8.00%, 01/15/20	140	149,975
8.75%, 01/15/23 (Call 05/31/18)	125	133,906

Security	Principal (000s)	Value
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[c]	$150	$142,875
5.50%, 12/01/21 (Call 05/31/18)	250	250,625
5.88%, 12/01/23 (Call 12/01/18)[c]	25	24,688
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/18)[a]	150	148,875
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)[a]	50	47,500
5.38%, 11/15/22 (Call 08/15/22)	250	250,000
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	325	331,500
One Call Corp.
10.00%, 10/01/24 (Call 07/01/19)[a]	75	66,938
Polaris Intermediate Corp.
8.50% (9.25% PIK), 12/01/22 (Call 06/01/19)[a,b]	195	197,925
Quorum Health Corp.
11.63%, 04/15/23 (Call 04/15/19)	75	79,688
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (Call 05/01/19)[a]	150	157,455
Select Medical Corp.
6.38%, 06/01/21 (Call 05/31/18)	100	101,250
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/20)[a]	109	103,005
8.88%, 04/15/21 (Call 05/31/18)[a]	25	25,688
Tenet Healthcare Corp.
4.38%, 10/01/21	175	172,375
4.50%, 04/01/21[c]	125	123,906
4.63%, 07/15/24 (Call 07/15/20)[a]	425	410,167
4.75%, 06/01/20[c]	40	40,200
5.13%, 05/01/25 (Call 05/01/20)[a]	225	218,812
6.00%, 10/01/20	360	371,538
6.75%, 06/15/23	250	245,781
6.88%, 11/15/31	50	45,750
7.00%, 08/01/25 (Call 08/01/20)[a]	150	147,375
7.50%, 01/01/22 (Call 01/01/19)[a,c]	150	158,063
8.13%, 04/01/22[c]	700	728,875
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)[c]	175	175,892
West Street Merger Sub Inc.
6.38%, 09/01/25 (Call 09/01/20)[a,c]	125	122,813

		13,956,179

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.21%
Apollo Investment Corp.
5.25%, 03/03/25	$75	$72,848
Compass Diversified Holdings/Compass Group Diversified Holdings LLC
8.00%, 05/01/26 (Call 05/01/21)[a]	75	74,438
HRG Group Inc.
7.75%, 01/15/22 (Call 05/31/18)	200	206,000
Stena AB
7.00%, 02/01/24[a]	125	117,437
Trident Merger Sub Inc.
6.63%, 11/01/25 (Call 11/01/20)[a]	25	24,500

		495,223
HOME BUILDERS — 2.24%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25 (Call 08/01/20)[a]	75	72,375
6.88%, 02/15/21 (Call 05/31/18)[a]	50	49,875
AV Homes Inc.
6.63%, 05/15/22 (Call 05/15/19)	100	102,375
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	75	68,625
6.75%, 03/15/25 (Call 03/15/20)	25	24,563
8.75%, 03/15/22 (Call 03/15/19)	125	134,562
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[a,c]	75	76,031
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 05/31/18)[a]	165	167,887
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)	67	63,734
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	50	53,562
10.50%, 07/15/24 (Call 07/15/20)[a]	95	97,137
KB Home
4.75%, 05/15/19 (Call 02/15/19)[c]	100	100,500
7.00%, 12/15/21 (Call 09/15/21)	50	53,063
7.50%, 09/15/22	200	219,500
8.00%, 03/15/20	50	53,500
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)[a,c]	100	97,371

Security	Principal (000s)	Value
4.13%, 01/15/22 (Call 10/15/21)	$75	$74,719
4.50%, 06/15/19 (Call 04/16/19)	150	151,125
4.50%, 04/30/24 (Call 01/31/24)	150	146,250
4.75%, 04/01/21 (Call 02/01/21)	170	172,293
4.75%, 05/30/25 (Call 02/28/25)	100	97,250
4.75%, 11/29/27 (Call 05/29/27)[a]	175	164,937
4.88%, 12/15/23 (Call 09/15/23)	120	120,300
5.00%, 06/15/27 (Call 12/15/26)[a]	100	96,500
5.25%, 06/01/26 (Call 12/01/25)[a]	75	73,312
5.38%, 10/01/22[a]	200	207,000
5.88%, 11/15/24 (Call 05/15/24)[a]	20	20,650
8.38%, 01/15/21[a]	50	55,375
M/I Homes Inc.
5.63%, 08/01/25 (Call 08/01/20)	25	24,063
6.75%, 01/15/21 (Call 05/16/18)	30	30,863
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)[a,c]	100	99,750
6.88%, 12/15/23 (Call 12/15/19)[a]	50	51,375
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)[c]	200	203,750
6.00%, 01/15/43 (Call 10/15/42)	50	46,500
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	75	71,156
New Home Co. Inc. (The)
7.25%, 04/01/22 (Call 10/01/19)	25	25,626
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	125	125,637
5.00%, 01/15/27 (Call 10/15/26)	100	97,400
5.50%, 03/01/26 (Call 12/01/25)	125	127,025
6.00%, 02/15/35[c]	50	51,063
6.38%, 05/15/33	150	156,225
Shea Homes LP/Shea Homes Funding Corp.
6.13%, 04/01/25 (Call 04/01/20)[a,c]	25	25,156
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 05/31/18)[a]	25	25,188
5.63%, 03/01/24 (Call 12/01/23)[a]	50	50,000
5.88%, 04/15/23 (Call 01/15/23)[a,c]	100	102,250
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	100	92,500

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
4.88%, 11/15/25 (Call 08/15/25)	$50	$49,625
4.88%, 03/15/27 (Call 12/15/26)	70	68,075
5.88%, 02/15/22 (Call 11/15/21)	250	264,375
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	100	95,000
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	140	140,175
5.88%, 06/15/24	50	50,688
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	75	73,054
6.00%, 09/01/23 (Call 09/01/20)[a]	90	89,900
7.00%, 08/15/22 (Call 05/31/18)	100	102,375
Williams Scotsman International Inc.
7.88%, 12/15/22 (Call 12/15/19)[a]	25	26,000

		5,179,165
HOME FURNISHINGS — 0.15%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[c]	100	94,750
5.63%, 10/15/23 (Call 10/15/18)	250	251,250

		346,000
HOUSEHOLD PRODUCTS & WARES — 0.35%
ACCO Brands Corp.
5.25%, 12/15/24 (Call 12/15/19)[a]	100	100,000
Central Garden & Pet Co.
5.13%, 02/01/28 (Call 01/01/23)	50	47,375
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	225	214,875
Prestige Brands Inc.
6.38%, 03/01/24 (Call 03/01/19)[a,c]	160	160,800
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	200	199,810
6.63%, 11/15/22 (Call 05/31/18)[c]	77	79,695

		802,555
HOUSEWARES — 0.08%
American Greetings Corp.
8.75%, 04/15/25 (Call 04/15/21)[a]	50	45,500
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/26 (Call 12/15/21)	100	97,750
6.00%, 10/15/23 (Call 10/15/18)	50	52,302

		195,552

Security	Principal (000s)	Value
INSURANCE — 1.02%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)[a,c]	$170	$160,684
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
8.25%, 08/01/23 (Call 08/01/18)[a]	100	103,688
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (Call 03/15/27)	75	74,436
Ardonagh Midco 3 PLC
8.63%, 07/15/23 (Call 07/15/20)[a,c]	200	206,000
Assurant Inc.
7.00%, 03/27/48 (Call 03/27/28)[d,e]	100	104,194
AssuredPartners Inc.
7.00%, 08/15/25 (Call 08/15/20)[a]	75	74,062
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)[c]	125	125,937
Fidelity & Guaranty Life Holdings Inc.
5.50%, 05/01/25 (Call 02/01/25)[a]	110	109,417
Genworth Holdings Inc.
4.80%, 02/15/24	75	59,250
4.90%, 08/15/23	78	62,010
7.20%, 02/15/21	50	47,125
7.63%, 09/24/21	150	141,000
7.70%, 06/15/20	65	63,213
HUB International Ltd.
7.00%, 05/01/26 (Call 05/01/21)[a]	69	69,086
7.88%, 10/01/21 (Call 05/25/18)[a]	225	234,495
Liberty Mutual Group Inc.
7.80%, 03/07/87[a]	125	151,250
MGIC Investment Corp.
5.75%, 08/15/23	25	25,563
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	50	47,750
USIS Merger Sub Inc.
6.88%, 05/01/25 (Call 05/01/20)[a]	200	200,000
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)[a,d,e]	100	90,248
5.65%, 05/15/53 (Call 05/15/23)[d,e]	200	203,800

		2,353,208

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
INTERNET — 1.33%
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[a]	$100	$102,375
EIG Investors Corp.
10.88%, 02/01/24 (Call 02/01/19)	25	27,125
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)[a]	100	98,000
6.38%, 06/01/24 (Call 06/01/19)	50	52,750
Netflix Inc.
4.38%, 11/15/26[c]	200	186,938
4.88%, 04/15/28[a,c]	300	283,125
5.38%, 02/01/21	125	129,062
5.50%, 02/15/22	100	103,750
5.75%, 03/01/24	100	103,625
5.88%, 02/15/25	100	102,720
5.88%, 11/15/28[a]	350	349,125
Symantec Corp.
4.20%, 09/15/20[c]	250	252,868
5.00%, 04/15/25 (Call 04/15/20)[a]	225	226,031
VeriSign Inc.
4.63%, 05/01/23 (Call 05/31/18)	125	125,312
4.75%, 07/15/27 (Call 07/15/22)	125	119,844
5.25%, 04/01/25 (Call 01/01/25)	50	51,313
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	275	273,042
6.00%, 04/01/23 (Call 05/31/18)	275	283,250
6.38%, 05/15/25 (Call 05/15/20)	200	207,040

		3,077,295
IRON & STEEL — 1.25%
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	125	117,111
7.00%, 03/15/27 (Call 03/15/22)[c]	25	24,250
7.63%, 10/01/21 (Call 05/31/18)[c]	25	25,500
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	101,500
7.88%, 08/15/23 (Call 05/15/23)	75	81,266
ArcelorMittal
5.50%, 08/05/20	132	136,785
5.75%, 03/01/21	100	104,750
6.13%, 06/01/25	125	135,312
6.50%, 02/25/22	125	134,688
7.00%, 03/01/41	100	115,000
7.25%, 10/15/39	200	237,000

Security	Principal (000s)	Value
Baffinland Iron Mines Corp.
12.00%, 02/01/22 (Call 02/01/21)[a]	$50	$55,000
Big River Steel LLC/BRS Finance Corp.
7.25%, 09/01/25 (Call 09/01/20)[a]	125	130,313
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
6.50%, 05/15/21 (Call 05/31/18)[a]	60	61,950
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[a]	50	48,750
5.75%, 03/01/25 (Call 03/01/20)[c]	200	192,876
6.25%, 10/01/40	50	41,750
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)[c]	100	98,508
5.38%, 07/15/27 (Call 07/15/22)	25	24,375
5.75%, 04/15/26 (Call 04/15/21)[a]	25	25,031
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)	100	95,438
5.13%, 10/01/21 (Call 05/31/18)	300	305,340
5.25%, 04/15/23 (Call 05/31/18)	175	177,625
U.S. Steel Corp.
6.65%, 06/01/37	50	47,500
6.88%, 08/15/25 (Call 08/15/20)	175	178,500
7.38%, 04/01/20	50	52,920
United States Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)[c]	140	138,950

		2,887,988
LEISURE TIME — 0.56%
24 Hour Fitness Worldwide Inc.
8.00%, 06/01/22 (Call 05/31/18)[a]	135	135,675
Carlson Travel Inc.
6.75%, 12/15/23 (Call 12/15/19)[a]	200	196,000
Constellation Merger Sub Inc.
8.50%, 09/15/25 (Call 09/15/20)[a]	75	73,125
NCL Corp. Ltd.
4.75%, 12/15/21 (Call 12/15/18)[a]	101	102,515
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	150	151,312
5.38%, 04/15/23 (Call 05/31/18)[a]	125	126,213
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (Call 02/01/20)[a,c]	125	132,225
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[a]	145	139,925

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Vista Outdoor Inc.
5.88%, 10/01/23 (Call 10/01/18)[c]	$100	$93,250
VOC Escrow Ltd.
5.00%, 02/15/28 (Call 02/15/23)[a]	150	145,125

		1,295,365
LODGING — 1.53%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)	150	157,045
6.88%, 05/15/23 (Call 05/16/18)	100	105,000
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	95	102,362
10.75%, 09/01/24 (Call 09/01/19)[a]	125	139,375
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	125	120,119
5.13%, 05/01/26 (Call 05/01/21)[a]	275	275,000
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)	100	105,760
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	100	96,980
4.88%, 04/01/27 (Call 04/01/22)	190	183,825
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	150	154,875
10.25%, 11/15/22 (Call 11/15/19)[a]	50	54,750
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	75	70,969
6.00%, 03/15/23	200	209,250
6.63%, 12/15/21	350	374,500
6.75%, 10/01/20	150	159,375
7.75%, 03/15/22	200	222,000
8.63%, 02/01/19	150	155,395
Station Casinos LLC
5.00%, 10/01/25 (Call 10/01/20)[a,c]	75	71,813
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/25 (Call 05/15/20)[a]	25	23,969
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (Call 04/15/21)[a]	83	83,623

Security	Principal (000s)	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a]	$200	$191,500
5.25%, 05/15/27 (Call 02/15/27)[a]	170	164,526
5.50%, 03/01/25 (Call 12/01/24)[a]	325	323,505

		3,545,516
MACHINERY — 0.65%
Apache Corp.
6.38%, 05/01/26 (Call 05/01/21)[a]	15	15,225
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a,c]	175	186,104
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[a]	50	51,625
Cloud Crane LLC
10.13%, 08/01/24 (Call 08/01/19)[a]	125	135,937
CNH Industrial Capital LLC
4.88%, 04/01/21	50	51,658
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	100	95,660
4.50%, 08/15/23	50	50,688
Manitowoc Co. Inc. (The)
12.75%, 08/15/21 (Call 02/15/19)[a]	100	111,500
RBS Global Inc./Rexnord LLC
4.88%, 12/15/25 (Call 12/15/20)[a]	75	72,375
SPX FLOW Inc.
5.63%, 08/15/24 (Call 08/15/19)[a]	100	101,250
5.88%, 08/15/26 (Call 08/15/21)[a]	25	25,500
Tennant Co.
5.63%, 05/01/25 (Call 05/01/20)	50	50,947
Terex Corp.
5.63%, 02/01/25 (Call 02/01/20)[a,c]	105	104,475
Titan Acquisition Ltd./Titan Co-Borrower LLC
7.75%, 04/15/26 (Call 04/15/21)[a]	150	149,437
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a]	100	101,000
Vertiv Intermediate Holding Corp.
12.00% (13.00% PIK), 02/15/22 (Call 02/15/19)[a,b]	125	127,031

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Xerium Technologies Inc.
9.50%, 08/15/21 (Call 08/15/18)[c]	$75	$78,188

		1,508,600
MANUFACTURING — 0.88%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 05/31/18)[a]	50	49,907
5.38%, 09/15/24 (Call 09/15/19)[a]	100	100,250
Bombardier Inc.
5.75%, 03/15/22[a]	200	200,500
6.00%, 10/15/22 (Call 05/31/18)[a]	290	288,550
6.13%, 01/15/23[a]	200	201,250
7.50%, 12/01/24 (Call 12/01/20)[a]	200	210,500
7.50%, 03/15/25 (Call 03/15/20)[a]	300	312,000
7.75%, 03/15/20[a]	200	213,500
8.75%, 12/01/21[a]	200	222,566
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/20)[a]	75	74,062
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 05/16/18)[a]	83	84,037
LSB Industries Inc.
9.63%, 05/01/23 (Call 05/01/20)[a,c]	70	70,263

		2,027,385
MEDIA — 9.04%
Altice Financing SA
6.63%, 02/15/23 (Call 05/31/18)[a]	400	400,000
7.50%, 05/15/26 (Call 05/15/21)[a]	450	443,250
Altice Finco SA
7.63%, 02/15/25 (Call 02/15/20)[a,c]	200	190,500
Altice France SA/France
6.00%, 05/15/22 (Call 05/31/18)[a]	800	788,496
6.25%, 05/15/24 (Call 05/15/19)[a]	325	309,562
7.38%, 05/01/26 (Call 05/01/21)[a]	750	726,562
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,c]	400	360,500
7.75%, 05/15/22 (Call 05/31/18)[a,c]	600	573,000
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	75	75,094
5.50%, 05/15/26 (Call 05/15/21)[a]	200	195,500

Security	Principal (000s)	Value
AMC Networks Inc.
4.75%, 12/15/22 (Call 05/31/18)	$75	$75,375
4.75%, 08/01/25 (Call 08/01/21)[c]	125	118,750
5.00%, 04/01/24 (Call 04/01/20)	325	317,687
Block Communications Inc.
6.88%, 02/15/25 (Call 02/15/20)[a]	75	75,375
Cablevision Systems Corp.
5.88%, 09/15/22[c]	175	172,375
8.00%, 04/15/20	100	106,000
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[a]	70	71,050
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)[a]	125	120,625
5.00%, 02/01/28 (Call 08/01/22)[a]	425	392,436
5.13%, 02/15/23 (Call 05/31/18)	200	200,900
5.13%, 05/01/23 (Call 05/31/18)[a]	200	200,940
5.13%, 05/01/27 (Call 05/01/22)[a]	600	562,182
5.25%, 09/30/22 (Call 05/31/18)	200	203,125
5.38%, 05/01/25 (Call 05/01/20)[a]	250	245,781
5.50%, 05/01/26 (Call 05/01/21)[a]	250	243,425
5.75%, 09/01/23 (Call 05/31/18)	250	253,125
5.75%, 01/15/24 (Call 07/15/18)	125	126,175
5.75%, 02/15/26 (Call 02/15/21)[a]	350	347,375
5.88%, 04/01/24 (Call 04/01/19)[a]	250	253,475
5.88%, 05/01/27 (Call 05/01/21)[a]	150	146,625
Cengage Learning Inc.
9.50%, 06/15/24 (Call 06/15/19)[a]	125	97,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 05/31/18)[a]	300	296,710
7.50%, 04/01/28 (Call 04/01/23)[a]	200	202,750
7.75%, 07/15/25 (Call 07/15/20)[a]	200	210,000
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 05/31/18)	150	153,000
Series B
6.50%, 11/15/22 (Call 05/31/18)	200	204,750
7.63%, 03/15/20 (Call 05/31/18)	350	350,875
Cogeco Communications Inc.
4.88%, 05/01/20 (Call 05/22/18)[a]	100	100,500
CSC Holdings LLC
5.25%, 06/01/24	100	93,688
5.38%, 02/01/28 (Call 02/01/23)[a]	200	187,000

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.50%, 04/15/27 (Call 04/15/22)[a]	$200	$191,960
6.63%, 10/15/25 (Call 10/15/20)[a]	200	206,250
6.75%, 11/15/21	200	210,500
10.13%, 01/15/23 (Call 01/15/19)[a]	400	443,500
10.88%, 10/15/25 (Call 10/15/20)[a]	200	234,500
DISH DBS Corp.
5.00%, 03/15/23[c]	300	259,875
5.13%, 05/01/20	150	149,250
5.88%, 07/15/22[c]	400	367,900
5.88%, 11/15/24[c]	400	340,500
6.75%, 06/01/21	300	298,500
7.75%, 07/01/26[c]	325	295,547
7.88%, 09/01/19	250	259,062
EW Scripps Co. (The)
5.13%, 05/15/25 (Call 05/15/20)[a,c]	75	69,750
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a]	125	119,219
5.88%, 07/15/26 (Call 07/15/21)[a]	175	168,438
Lee Enterprises Inc.
9.50%, 03/15/22 (Call 05/31/18)[a]	25	25,906
Liberty Interactive LLC
8.25%, 02/01/30	25	26,875
8.50%, 07/15/29[c]	100	107,750
LIN Television Corp.
5.88%, 11/15/22 (Call 05/11/18)	25	25,688
McClatchy Co. (The)
6.88%, 03/15/29[c]	25	31,781
9.00%, 12/15/22 (Call 05/31/18)[c]	159	166,553
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.88%, 05/15/24 (Call 05/15/19)[a]	75	69,750
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[a]	250	252,800
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 08/15/23 (Call 08/15/18)[a]	125	131,250
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	175	172,375
6.13%, 02/15/22 (Call 05/11/18)[a]	100	102,875
Quebecor Media Inc.
5.75%, 01/15/23	100	102,500

Security	Principal (000s)	Value
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)[a,c]	$25	$23,188
6.88%, 02/15/23 (Call 02/15/20)[a]	100	96,750
Salem Media Group Inc.
6.75%, 06/01/24 (Call 06/01/20)[a]	50	47,375
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,c]	100	92,750
5.38%, 04/01/21 (Call 05/16/18)	125	126,250
5.63%, 08/01/24 (Call 08/01/19)[a]	100	99,000
5.88%, 03/15/26 (Call 03/15/21)[a]	50	49,375
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a]	125	121,250
4.63%, 05/15/23 (Call 05/31/18)[a]	150	148,125
5.00%, 08/01/27 (Call 08/01/22)[a]	250	238,125
5.38%, 04/15/25 (Call 04/15/20)[a]	225	223,875
5.38%, 07/15/26 (Call 07/15/21)[a]	165	162,113
6.00%, 07/15/24 (Call 07/15/19)[a]	250	256,925
TEGNA Inc.
5.13%, 10/15/19 (Call 05/31/18)	250	251,875
5.13%, 07/15/20 (Call 05/31/18)	125	125,625
5.50%, 09/15/24 (Call 09/15/19)[a,c]	100	101,750
Telenet Finance Luxembourg Note
5.50%, 03/01/28 (Call 12/01/22)[a]	200	191,000
Townsquare Media Inc.
6.50%, 04/01/23 (Call 05/31/18)[a]	100	93,520
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	150	151,875
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a]	200	210,000
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/31/18)[a]	275	261,250
5.13%, 02/15/25 (Call 02/15/20)[a,c]	300	277,500
UPC Holding BV
5.50%, 01/15/28 (Call 10/15/22)[a]	125	115,625
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a]	325	317,687
Urban One Inc.
7.38%, 04/15/22 (Call 05/31/18)[a]	50	49,000
9.25%, 02/15/20 (Call 05/31/18)[a,c]	50	47,500

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)[c,d,e]	$100	$101,000
6.25%, 02/28/57 (Call 02/28/27)[d,e]	150	152,100
Videotron Ltd.
5.00%, 07/15/22	150	153,188
5.13%, 04/15/27 (Call 04/15/22)[a]	175	171,500
5.38%, 06/15/24 (Call 03/15/24)[a]	20	20,550
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a]	200	189,500
6.00%, 10/15/24 (Call 10/15/19)[a]	200	196,000
6.38%, 04/15/23 (Call 05/11/18)[a]	250	251,875
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)[a]	200	192,500
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)[a]	200	189,000
6.00%, 01/15/27 (Call 01/15/22)[a,c]	125	116,875
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[a]	300	282,750

		20,919,038
METAL FABRICATE & HARDWARE — 0.35%
Grinding Media Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (Call 12/15/19)[a,c]	150	158,437
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	300	297,750
6.25%, 08/15/24 (Call 08/15/19)[a]	165	168,094
TriMas Corp.
4.88%, 10/15/25 (Call 10/15/20)[a]	100	96,250
Zekelman Industries Inc.
9.88%, 06/15/23 (Call 06/15/19)[a]	75	82,500

		803,031
MINING — 2.28%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a]	200	214,502
7.00%, 09/30/26 (Call 09/30/21)[a]	200	218,000
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/18)	175	172,375
9.50%, 04/01/21 (Call 05/31/18)[a]	100	104,250
Barminco Finance Pty Ltd.
6.63%, 05/15/22 (Call 05/15/19)[a]	75	72,750

Security	Principal (000s)	Value
Constellium NV
6.63%, 03/01/25 (Call 03/01/20)[a,c]	$250	$253,437
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 05/31/18)[a,c]	125	115,625
Ferroglobe PLC/Globe Specialty Metals Inc.
9.38%, 03/01/22 (Call 03/01/19)[a]	150	157,500
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a,c]	165	163,597
5.13%, 03/15/23 (Call 12/15/22)[a]	85	84,575
5.13%, 05/15/24 (Call 02/15/24)[a,c]	125	123,438
Freeport-McMoRan Inc.
3.10%, 03/15/20	175	172,812
3.55%, 03/01/22 (Call 12/01/21)	490	472,850
3.88%, 03/15/23 (Call 12/15/22)	400	383,500
4.00%, 11/14/21	65	64,675
4.55%, 11/14/24 (Call 08/14/24)[c]	125	120,625
5.40%, 11/14/34 (Call 05/14/34)	125	115,313
5.45%, 03/15/43 (Call 09/15/42)	375	341,250
6.88%, 02/15/23 (Call 02/15/20)	145	155,512
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/31/18)	125	126,563
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 07/15/19)[a,c]	100	104,250
7.63%, 01/15/25 (Call 01/15/20)[a,c]	50	53,000
IAMGOLD Corp.
7.00%, 04/15/25 (Call 04/15/20)[a]	75	76,500
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[a]	75	83,063
Mountain Province Diamonds Inc.
8.00%, 12/15/22 (Call 12/15/19)[a]	25	24,750
New Gold Inc.
6.25%, 11/15/22 (Call 05/08/18)[a,c]	150	153,000
6.38%, 05/15/25 (Call 05/15/20)[a]	11	11,206
Northwest Acquisitions ULC/Dominion Finco Inc.
7.13%, 11/01/22 (Call 11/01/19)[a]	125	127,287

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Petropavlovsk 2016 Ltd.
8.13%, 11/14/22 (Call 08/14/22)[a]	$200	$183,400
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	50	48,359
4.75%, 01/15/22 (Call 10/15/21)	60	60,900
5.20%, 03/01/42 (Call 09/01/41)	200	187,500
5.40%, 02/01/43 (Call 08/01/42)	25	23,938
6.00%, 08/15/40 (Call 02/15/40)	50	52,125
6.13%, 10/01/35	100	106,250
6.25%, 07/15/41 (Call 01/15/41)	150	159,000
8.50%, 06/01/24 (Call 06/01/19)[a]	175	195,344

		5,283,021
OFFICE & BUSINESS EQUIPMENT — 0.13%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 05/31/18)	125	127,513
5.50%, 12/01/24 (Call 06/01/24)	175	181,237

		308,750
OIL & GAS — 9.30%
Aker BP ASA
5.88%, 03/31/25 (Call 03/31/21)[a]	150	155,625
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24 (Call 12/15/19)	55	56,925
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[c]	150	149,437
5.13%, 12/01/22 (Call 05/31/18)	150	150,750
5.38%, 11/01/21 (Call 05/31/18)	175	177,021
5.63%, 06/01/23 (Call 06/01/18)	150	153,187
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a]	275	295,625
Athabasca Oil Corp.
9.88%, 02/24/22 (Call 02/24/19)[a,c]	50	50,375
Baytex Energy Corp.
5.13%, 06/01/21 (Call 05/31/18)[a]	100	94,500
5.63%, 06/01/24 (Call 06/01/19)[a]	75	66,750
Berry Petroleum Co. LLC
7.00%, 02/15/26 (Call 02/15/21)[a]	50	51,250
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a,c]	415	356,900
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	75	76,500

Security	Principal (000s)	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 05/31/18)	$250	$246,875
7.63%, 01/15/22 (Call 05/31/18)	100	98,500
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/31/18)[a]	25	25,375
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 05/31/18)[c]	150	153,750
7.50%, 09/15/20 (Call 05/31/18)	6	6,060
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)[a]	50	49,625
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 05/31/18)[c]	100	96,000
5.75%, 03/15/23	25	23,063
6.13%, 02/15/21	100	100,750
6.63%, 08/15/20	250	256,250
8.00%, 12/15/22 (Call 12/15/18)[a]	175	185,500
8.00%, 01/15/25 (Call 01/15/20)[a,c]	375	363,562
8.00%, 06/15/27 (Call 06/15/22)[a,c]	175	168,437
Citgo Holding Inc.
10.75%, 02/15/20[a]	250	265,000
CNX Resources Corp.
5.88%, 04/15/22 (Call 05/31/18)	275	276,375
8.00%, 04/01/23 (Call 05/31/18)	95	99,988
Comstock Resources Inc.
10.00% (12.25% PIK), 03/15/20 (Call 05/31/18)[b]	100	104,375
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	150	146,250
4.38%, 01/15/28 (Call 10/15/27)[a]	150	147,469
4.50%, 04/15/23 (Call 01/15/23)	320	324,000
4.90%, 06/01/44 (Call 12/01/43)	150	147,000
5.00%, 09/15/22 (Call 05/31/18)	350	355,687
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 05/15/25 (Call 05/15/20)[a,c]	125	125,625
CrownRock LP/CrownRock Finance Inc.
5.63%, 10/15/25 (Call 10/15/20)[a]	150	148,125
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 05/31/18)	75	76,500

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Delek Logistics Partners LP
6.75%, 05/15/25 (Call 05/15/20)[a,c]	$50	$49,625
Denbury Resources Inc.
5.50%, 05/01/22 (Call 05/31/18)	50	43,625
9.00%, 05/15/21 (Call 12/15/18)[a,c]	150	156,750
9.25%, 03/31/22 (Call 03/31/19)[a,c]	105	109,594
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	50	44,125
4.88%, 11/01/43 (Call 05/01/43)	50	36,000
5.70%, 10/15/39	150	117,000
7.88%, 08/15/25 (Call 05/15/25)	125	128,281
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	100	99,470
5.38%, 05/31/25 (Call 05/31/20)	125	126,562
5.38%, 05/31/25 (Call 05/31/20)[a]	50	50,688
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	75	70,500
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)[a]	100	100,500
5.75%, 01/30/28 (Call 01/30/23)[a]	100	100,500
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)	25	24,750
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 02/15/23 (Call 02/15/20)[a]	50	50,875
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[c]	150	122,063
5.20%, 03/15/25 (Call 12/15/24)[c]	100	82,125
5.75%, 10/01/44 (Call 04/01/44)	250	173,750
7.75%, 02/01/26	145	136,662
8.00%, 01/31/24 (Call 10/31/23)	50	49,500
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	65	34,450
8.00%, 11/29/24 (Call 11/30/19)[a]	75	77,625
8.00%, 02/15/25 (Call 02/15/20)[a]	200	141,000
9.38%, 05/01/24 (Call 05/01/20)[a]	200	153,000
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)[a]	215	209,152
7.38%, 05/15/24 (Call 05/15/20)[a]	50	52,250

Security	Principal (000s)	Value
Great Western Petroleum LLC/Great Western Finance Corp.
9.00%, 09/30/21 (Call 03/31/19)[a]	$50	$51,500
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	150	142,500
6.38%, 05/15/25 (Call 05/15/20)[c]	75	71,977
6.38%, 01/15/26 (Call 01/15/21)	75	72,019
6.63%, 05/01/23 (Call 05/31/18)	100	100,500
Halcon Resources Corp.
6.75%, 02/15/25 (Call 02/15/20)	75	74,906
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.63%, 02/15/26 (Call 02/15/21)[a]	150	151,500
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 05/31/18)	25	25,125
8.75%, 06/15/25 (Call 06/15/20)	100	108,500
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	100	97,250
5.75%, 10/01/25 (Call 04/01/20)[a]	100	99,000
Indigo Natural Resources LLC
6.88%, 02/15/26 (Call 02/15/21)[a]	135	129,600
Jagged Peak Energy LLC
5.88%, 05/01/26 (Call 05/01/21)[a]	35	35,131
Jonah Energy LLC/Jonah Energy Finance Corp.
7.25%, 10/15/25 (Call 10/15/20)[a,c]	100	80,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 05/31/18)	25	15,438
9.25%, 03/15/23 (Call 03/15/20)[a]	150	146,625
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 05/31/18)[a]	200	87,000
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 05/31/18)	90	90,900
6.25%, 03/15/23 (Call 05/31/18)	25	25,375
Lonestar Resources America Inc.
11.25%, 01/01/23 (Call 01/01/21)[a]	25	25,188
Matador Resources Co.
6.88%, 04/15/23 (Call 05/31/18)[c]	100	104,500
MEG Energy Corp.
6.38%, 01/30/23 (Call 05/31/18)[a]	150	135,375

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.50%, 01/15/25 (Call 01/15/20)[a,c]	$150	$150,030
7.00%, 03/31/24 (Call 09/30/18)[a]	200	179,500
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)[a]	125	125,625
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	100	97,750
4.45%, 12/01/22 (Call 09/01/22)[c]	125	122,031
5.75%, 08/15/25 (Call 08/15/20)	125	124,688
5.88%, 12/01/42 (Call 06/01/42)	75	67,875
6.88%, 08/15/24 (Call 08/15/19)[c]	95	100,581
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	25	24,875
6.00%, 08/15/23 (Call 08/15/18)[c]	100	103,125
Nabors Industries Inc.
4.63%, 09/15/21[c]	25	24,438
5.00%, 09/15/20	150	151,125
5.50%, 01/15/23 (Call 11/15/22)[c]	150	146,920
5.75%, 02/01/25 (Call 11/01/24)[a,c]	225	213,187
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	125	129,531
5.63%, 07/01/24[c]	200	212,000
5.75%, 01/30/22	120	126,000
Noble Holding International Ltd.
5.25%, 03/15/42	100	66,000
6.05%, 03/01/41	100	69,500
7.75%, 01/15/24 (Call 10/15/23)	175	164,062
7.88%, 02/01/26 (Call 02/01/21)[a,c]	210	211,575
7.95%, 04/01/25 (Call 01/01/25)[c]	50	44,750
8.95%, 04/01/45 (Call 10/01/44)	75	64,500
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 05/31/18)[c]	50	49,000
Oasis Petroleum Inc.
6.25%, 05/01/26[a]	25	25,000
6.50%, 11/01/21 (Call 05/31/18)	200	205,000
6.88%, 03/15/22 (Call 05/31/18)[c]	175	180,250
6.88%, 01/15/23 (Call 05/31/18)	75	76,969
Par Petroleum LLC/Petroleum Finance Corp.
7.75%, 12/15/25 (Call 12/15/20)[a]	25	25,438
Parker Drilling Co.
6.75%, 07/15/22 (Call 05/31/18)	75	56,625

Security	Principal (000s)	Value
Parkland Fuel Corp.
6.00%, 04/01/26 (Call 04/01/21)[a]	$80	$80,000
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[a]	100	99,750
5.38%, 01/15/25 (Call 01/15/20)[a]	175	175,437
5.63%, 10/15/27 (Call 10/15/22)[a]	100	101,250
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	50	51,625
7.25%, 06/15/25 (Call 06/15/20)	150	155,625
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)[a]	130	130,975
6.13%, 09/15/24 (Call 09/15/19)	75	76,875
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	100	94,220
7.13%, 01/15/26 (Call 11/15/20)[a]	100	101,000
7.75%, 12/15/23 (Call 12/15/19)[c]	50	52,063
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	100	97,500
5.38%, 10/01/22 (Call 07/01/22)	75	75,000
5.63%, 03/01/26 (Call 12/01/25)	150	143,625
6.88%, 03/01/21	100	107,500
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[c]	125	115,703
5.00%, 08/15/22 (Call 05/15/22)	125	122,813
5.00%, 03/15/23 (Call 12/15/22)[c]	200	192,400
5.88%, 07/01/22 (Call 04/01/22)	100	101,250
Resolute Energy Corp.
8.50%, 05/01/20 (Call 05/31/18)	100	100,000
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	100	85,750
4.88%, 06/01/22 (Call 03/01/22)	120	111,000
5.85%, 01/15/44 (Call 07/15/43)	75	55,500
7.38%, 06/15/25 (Call 03/15/25)	175	169,312
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[c]	25	25,813
6.63%, 10/01/22 (Call 05/31/18)	200	208,500
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 05/31/18)[a]	50	37,000
7.38%, 11/01/21 (Call 05/31/18)[a,c]	175	127,750
13.00%, 11/30/20 (Call 11/30/18)[a]	75	85,688

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)	$175	$126,385
7.25%, 02/15/23 (Call 02/15/20)[a,c]	125	126,250
7.75%, 06/15/21 (Call 05/31/18)	120	111,300
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)[a]	125	121,563
6.75%, 05/01/23 (Call 05/31/18)[a]	50	51,875
6.88%, 06/30/23 (Call 06/30/18)[a,c]	50	52,000
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[c]	125	119,063
5.63%, 06/01/25 (Call 06/01/20)[c]	100	96,500
6.13%, 11/15/22 (Call 11/15/18)[c]	200	202,000
6.75%, 09/15/26 (Call 09/15/21)[c]	100	101,750
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	255	247,987
6.45%, 01/23/25 (Call 10/23/24)	250	245,000
7.50%, 04/01/26 (Call 04/01/21)[c]	100	102,750
7.75%, 10/01/27 (Call 10/01/22)[c]	75	77,438
SRC Energy Inc.
6.25%, 12/01/25 (Call 12/01/20)[a]	75	75,750
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)[a]	150	147,670
5.50%, 02/15/26 (Call 02/15/21)[a]	125	120,625
5.88%, 03/15/28 (Call 03/15/23)[a]	110	106,838
Tapstone Energy LLC/Tapstone Energy Finance Corp.
9.75%, 06/01/22 (Call 06/01/20)[a]	50	43,110
Tecpetrol SA
4.88%, 12/12/22 (Call 12/12/20)[a]	100	96,750
Teine Energy Ltd.
6.88%, 09/30/22 (Call 05/31/18)[a]	100	102,250
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	100	98,000
6.80%, 03/15/38	225	189,000
7.50%, 01/15/26 (Call 01/15/21)[a]	225	227,250
7.50%, 04/15/31	100	92,500
8.38%, 12/15/21[c]	100	107,250
9.00%, 07/15/23 (Call 07/15/20)[a,c]	250	269,700
Trinidad Drilling Ltd.
6.63%, 02/15/25 (Call 02/15/20)[a]	25	23,969

Security	Principal (000s)	Value
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a]	$170	$124,950
7.13%, 04/15/25 (Call 04/15/20)[a,c]	100	66,688
Unit Corp.
6.63%, 05/15/21 (Call 05/31/18)	125	125,000
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 03/15/20)[a]	50	49,875
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)[a]	100	94,000
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[c]	150	153,562
6.63%, 01/15/26 (Call 10/15/25)[a,c]	250	256,250
WildHorse Resource Development Corp.
6.88%, 02/01/25 (Call 02/01/20)	75	76,125
6.88%, 02/01/25 (Call 02/01/20)[a]	20	20,300
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	125	125,937
6.00%, 01/15/22 (Call 10/15/21)	173	180,352
8.25%, 08/01/23 (Call 06/01/23)	100	113,500

		21,523,253
OIL & GAS SERVICES — 1.40%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 05/31/18)	100	99,750
6.00%, 10/01/22 (Call 05/31/18)[c]	25	25,000
Bristow Group Inc.
6.25%, 10/15/22 (Call 05/31/18)	75	61,875
8.75%, 03/01/23 (Call 03/01/20)[a,c]	75	77,437
Calfrac Holdings LP
7.50%, 12/01/20 (Call 05/31/18)[a]	75	74,250
CGG Holding U.S. Inc.
9.00%, 05/01/23 (Call 05/01/20)[a]	200	208,250
CSI Compressco LP/CSI Compressco Finance Inc.
7.50%, 04/01/25 (Call 04/01/21)[a]	125	125,625
Exterran Energy Solutions LP/EES Finance Corp.
8.13%, 05/01/25 (Call 05/01/20)	100	106,000

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Forum Energy Technologies Inc.
6.25%, 10/01/21 (Call 05/31/18)	$50	$49,750
FTS International Inc.
6.25%, 05/01/22 (Call 05/31/18)	50	50,313
KCA Deutag UK Finance PLC
9.88%, 04/01/22 (Call 04/01/20)[a]	200	210,250
McDermott Escrow 1 Inc./McDermott Escrow 2 Inc.
10.63%, 05/01/24 (Call 05/01/21)[a,c]	240	242,424
Pioneer Energy Services Corp.
6.13%, 03/15/22 (Call 05/31/18)	50	44,798
SESI LLC
7.13%, 12/15/21 (Call 05/31/18)	50	50,875
7.75%, 09/15/24 (Call 09/15/20)[a]	150	155,250
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a]	170	182,104
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a]	90	92,475
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)[a,c]	135	137,700
Weatherford International LLC
9.88%, 03/01/25 (Call 12/01/24)[a,c]	75	71,625
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[c]	170	150,450
6.50%, 08/01/36	50	38,000
6.75%, 09/15/40	125	95,625
7.00%, 03/15/38	150	117,750
7.75%, 06/15/21 (Call 05/15/21)[c]	200	197,000
8.25%, 06/15/23 (Call 03/15/23)[c]	125	117,500
9.88%, 02/15/24 (Call 11/15/23)[c]	275	264,687
Welltec A/S
9.50%, 12/01/22 (Call 12/01/19)[a,c]	200	202,500

		3,249,263
PACKAGING & CONTAINERS — 2.76%
ARD Finance SA
7.13% (7.88% PIK), 09/15/23 (Call 09/15/19)[b]	125	127,813
ARD Securities Finance SARL
8.75% (8.75% PIK), 01/31/23 (Call 09/15/19)[a,b]	200	210,500

Security	Principal (000s)	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[a]	$125	$124,219
4.63%, 05/15/23 (Call 05/15/19)[a]	200	200,500
6.00%, 02/15/25 (Call 02/15/20)[a]	200	202,250
7.25%, 05/15/24 (Call 05/15/19)[a]	500	527,500
Ball Corp.
4.00%, 11/15/23	225	220,500
4.88%, 03/15/26 (Call 12/15/25)	150	149,625
5.00%, 03/15/22	150	155,437
5.25%, 07/01/25	175	180,250
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[a,c]	80	76,400
5.13%, 07/15/23 (Call 07/15/18)[c]	100	100,625
5.50%, 05/15/22 (Call 05/31/18)	125	128,204
6.00%, 10/15/22 (Call 10/15/18)	140	145,775
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a]	250	251,250
7.25%, 04/15/25 (Call 04/15/20)[a]	270	277,141
Coveris Holdings SA
7.88%, 11/01/19 (Call 05/07/18)[a]	200	204,060
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[c]	200	196,750
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)	220	203,775
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (Call 02/01/21)[a,c]	150	144,750
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)[a,c]	100	100,500
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)[c]	100	98,000
Multi-Color Corp.
4.88%, 11/01/25 (Call 11/01/20)[a,c]	150	139,875
OI European Group BV
4.00%, 03/15/23 (Call 12/15/22)[a]	50	47,500

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a]	$125	$126,719
5.88%, 08/15/23[a]	50	51,125
6.38%, 08/15/25[a]	100	104,750
Plastipak Holdings Inc.
6.25%, 10/15/25 (Call 10/15/20)[a]	75	72,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[a]	250	251,562
5.75%, 10/15/20 (Call 05/31/18)	775	781,101
7.00%, 07/15/24 (Call 07/15/19)[a]	150	156,187
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a]	50	50,750
5.13%, 12/01/24 (Call 09/01/24)[a,c]	125	126,875
5.25%, 04/01/23 (Call 01/01/23)[a]	125	128,125
5.50%, 09/15/25 (Call 06/15/25)[a]	20	20,675
6.88%, 07/15/33[a]	125	139,375
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/18)[a]	25	25,798
Silgan Holdings Inc.
4.75%, 03/15/25 (Call 03/15/20)	100	96,760
W/S Packaging Holdings Inc.
9.00%, 04/15/23 (Call 04/15/20)[a]	50	51,125

		6,396,876
PHARMACEUTICALS — 2.15%
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 10/15/20)[a,c]	100	97,375
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a]	400	291,000
6.00%, 02/01/25 (Call 02/01/20)[a]	200	140,500
Endo Finance LLC
5.75%, 01/15/22 (Call 05/31/18)[a,c]	125	102,500
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 05/31/18)[a]	150	108,563
7.25%, 01/15/22 (Call 05/31/18)[a]	50	42,375
Horizon Pharma Inc.
6.63%, 05/01/23 (Call 05/31/18)	200	200,000

Security	Principal (000s)	Value
Horizon Pharma Inc./Horizon Pharma USA Inc.
8.75%, 11/01/24 (Call 11/01/19)[a]	$25	$26,625
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[a]	100	106,250
NVA Holdings Inc./United States
6.88%, 04/01/26 (Call 04/01/21)[a]	96	96,720
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 05/31/18)[a]	150	135,375
5.50%, 11/01/25 (Call 11/01/20)[a]	350	348,250
5.63%, 12/01/21 (Call 05/31/18)[a]	225	217,687
5.88%, 05/15/23 (Call 05/31/18)[a,c]	625	574,219
6.13%, 04/15/25 (Call 04/15/20)[a]	530	478,044
6.50%, 03/15/22 (Call 03/15/19)[a]	250	259,375
7.00%, 03/15/24 (Call 03/15/20)[a,c]	350	369,250
7.25%, 07/15/22 (Call 05/31/18)[a]	150	151,297
7.50%, 07/15/21 (Call 05/31/18)[a]	500	508,125
9.00%, 12/15/25 (Call 12/15/21)[a]	300	303,750
9.25%, 04/01/26 (Call 04/01/22)[a]	275	280,500
Vizient Inc.
10.38%, 03/01/24 (Call 03/01/19)[a]	125	138,438

		4,976,218
PIPELINES — 3.63%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (Call 12/15/18)[a]	125	124,375
Andeavor Logistics LP Series A
6.88%, (Call 02/15/23)[d,e,f]	100	101,650
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/19)	125	124,375
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 05/31/18)[a]	125	128,125
Buckeye Partners LP
6.38%, 01/22/78 (Call 01/22/23)[c,d,e]	50	48,771

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	$200	$195,000
5.88%, 03/31/25 (Call 10/02/24)	270	278,359
7.00%, 06/30/24 (Call 01/01/24)	250	273,440
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[a]	350	342,125
CNX Midstream Partners LP/CNX Midstream Finance Corp.
6.50%, 03/15/26 (Call 03/15/21)[a]	100	97,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	25	24,813
6.25%, 04/01/23 (Call 05/31/18)	150	152,250
DCP Midstream LP Series A
7.38%, (Call 12/15/22)[d,e,f]	75	73,875
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	150	144,750
4.75%, 09/30/21 (Call 06/30/21)[a]	100	101,125
5.35%, 03/15/20[a]	125	128,654
5.85%, 05/21/43 (Call 05/21/23)[a,d,e]	145	137,750
6.75%, 09/15/37[a]	50	54,188
8.13%, 08/16/30	100	120,000
Enbridge Inc.
5.50%, 07/15/77 (Call 07/15/27)[d,e]	150	139,500
6.25%, 03/01/78 (Call 03/01/28)[d,e]	150	146,358
Series 16-A
6.00%, 01/15/77 (Call 01/15/27)[d,e]	200	194,250
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	150	144,750
5.50%, 06/01/27 (Call 03/01/27)[c]	125	125,000
5.88%, 01/15/24 (Call 10/15/23)	275	280,844
7.50%, 10/15/20	200	214,250
Energy Transfer Partners LP
Series A
6.25%, (Call 02/15/23)[d,e,f]	150	142,920
Series B
6.63%, (Call 02/15/28)[d,e,f]	100	94,570

Security	Principal (000s)	Value
EnLink Midstream Partners LP Series C
6.00%, (Call 12/15/22)[d,e,f]	$100	$93,750
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/19)	50	47,625
6.25%, 05/15/26 (Call 02/15/21)	100	95,500
6.50%, 10/01/25 (Call 10/01/20)[c]	100	98,250
6.75%, 08/01/22 (Call 08/01/18)	275	279,125
Holly Energy Partners LP/Holly Energy Finance Corp.
6.00%, 08/01/24 (Call 08/01/19)[a,c]	100	100,250
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 05/31/18)[c]	100	100,250
Midcontinent Express Pipeline LLC
6.70%, 09/15/19[a]	50	50,700
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a]	100	99,500
4.88%, 08/15/27 (Call 02/15/27)[a]	150	145,687
7.77%, 12/15/37[a]	100	120,500
NuStar Logistics LP
4.80%, 09/01/20	165	164,587
5.63%, 04/28/27 (Call 01/28/27)[c]	100	94,719
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/31/18)	25	25,250
Plains All American Pipeline LP Series B
6.13%, (Call 11/15/22)[d,e,f]	150	145,875
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	51,766
6.88%, 04/15/40[a]	89	102,795
7.50%, 07/15/38[a]	50	60,000
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)	50	47,625
7.25%, 03/15/26 (Call 03/15/21)	50	49,625
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 05/16/18)[c]	100	96,750
5.63%, 11/15/23 (Call 05/15/19)	100	94,250

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 05/31/18)	$150	$145,500
5.75%, 04/15/25 (Call 04/15/20)	25	23,850
Summit Midstream Partners LP Series A
9.50%, (Call 12/15/22)[d,e,f]	50	50,250
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[a]	100	101,500
5.50%, 01/15/28 (Call 01/15/23)[a]	175	174,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 05/31/18)	100	100,567
4.25%, 11/15/23 (Call 05/31/18)	125	118,125
5.00%, 01/15/28 (Call 01/15/23)[a,c]	100	92,500
5.13%, 02/01/25 (Call 02/01/20)	75	72,750
5.25%, 05/01/23 (Call 05/31/18)	125	124,687
5.38%, 02/01/27 (Call 02/01/22)	150	143,625
5.88%, 04/15/26 (Call 04/15/21)[a]	170	168,759
6.75%, 03/15/24 (Call 09/15/19)	100	104,500
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	165	159,588
4.55%, 06/24/24 (Call 03/24/24)	150	149,437
5.75%, 06/24/44 (Call 12/24/43)	100	104,250
8.75%, 03/15/32	200	263,500

		8,396,146
PRIVATE EQUITY — 0.41%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 05/31/18)	250	252,813
6.00%, 08/01/20 (Call 05/31/18)[c]	250	255,312
6.25%, 02/01/22 (Call 02/01/19)	250	255,000
6.38%, 12/15/25 (Call 12/15/20)	100	100,250
6.75%, 02/01/24 (Call 02/01/20)	75	76,688

		940,063
REAL ESTATE — 0.51%
Crescent Communities LLC/Crescent Ventures Inc.
8.88%, 10/15/21 (Call 10/15/18)[a]	25	26,250
Five Point Operating Co. LP/Five Point Capital Corp.
7.88%, 11/15/25 (Call 11/15/20)[a]	100	102,500

Security	Principal (000s)	Value
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (Call 12/01/20)[a]	$100	$99,000
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a,c]	225	224,437
Hunt Companies Inc.
6.25%, 02/15/26 (Call 02/15/21)[a]	135	128,925
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)[a]	50	49,250
5.88%, 04/01/24 (Call 04/01/19)	200	197,000
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[a,c]	125	120,819
5.25%, 12/01/21 (Call 05/31/18)[a,c]	175	177,187
WeWork Companies Inc.
7.88%, 05/01/25[a]	50	48,563

		1,173,931
REAL ESTATE INVESTMENT TRUSTS — 2.49%
CBL & Associates LP
5.95%, 12/15/26 (Call 09/15/26)	200	160,387
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	50	49,500
4.75%, 10/15/27 (Call 07/15/27)	100	93,500
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	50	50,125
5.38%, 03/15/27 (Call 03/15/22)	75	75,000
Equinix Inc.
5.38%, 01/01/22 (Call 05/31/18)	125	128,906
5.38%, 04/01/23 (Call 06/05/18)	125	128,438
5.38%, 05/15/27 (Call 05/15/22)	250	254,375
5.75%, 01/01/25 (Call 01/01/20)	150	155,625
5.88%, 01/15/26 (Call 01/15/21)	250	258,750
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	275	268,812
Felcor Lodging LP
6.00%, 06/01/25 (Call 06/01/20)	115	117,588
GEO Group Inc. (The)
5.88%, 01/15/22 (Call 05/31/18)	60	61,575
5.88%, 10/15/24 (Call 10/15/19)	50	49,750
6.00%, 04/15/26 (Call 04/15/21)	100	98,530

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a]	$100	$100,000
4.88%, 09/15/27 (Call 09/15/22)[a]	150	141,188
5.25%, 03/15/28 (Call 12/27/22)[a]	150	141,188
5.75%, 08/15/24 (Call 05/11/18)[c]	100	98,460
6.00%, 08/15/23 (Call 08/15/18)	190	195,700
Iron Mountain U.S. Holdings Inc.
5.38%, 06/01/26 (Call 06/01/21)[a,c]	100	96,500
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	100	99,625
5.00%, 07/01/19 (Call 05/31/18)	125	125,000
5.25%, 09/15/22 (Call 09/15/19)[c]	100	97,000
6.50%, 07/01/21 (Call 07/01/18)[c]	100	101,750
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)[c]	100	90,186
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	125	117,500
4.50%, 01/15/28 (Call 10/15/27)	75	69,000
5.63%, 05/01/24 (Call 02/01/24)	200	204,004
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	275	260,562
5.25%, 08/01/26 (Call 08/01/21)	145	140,650
6.38%, 03/01/24 (Call 03/01/19)[c]	125	130,625
QCP SNF West/Central/East/AL REIT LLC
8.13%, 11/01/23 (Call 11/01/19)[a]	100	108,940
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[a]	175	166,687
4.88%, 07/15/22 (Call 05/31/18)	150	150,375
4.88%, 09/01/24 (Call 09/01/19)	150	144,187
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[a]	115	112,988
4.75%, 03/15/25 (Call 09/15/24)[a]	75	72,188
5.00%, 12/15/21 (Call 09/15/21)	184	186,202
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/31/18)[a]	150	146,625
7.13%, 12/15/24 (Call 12/15/19)[a]	150	137,906
8.25%, 10/15/23 (Call 04/15/19)[c]	150	143,625

Security	Principal (000s)	Value
VICI Properties 1 LLC/VICI FC Inc.
8.00%, 10/15/23 (Call 10/15/20)[c]	$200	$222,500

		5,752,022
RETAIL — 3.37%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,c]	275	261,594
4.63%, 01/15/22 (Call 05/31/18)[a]	150	150,375
5.00%, 10/15/25 (Call 10/15/20)[a]	475	457,040
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)[c]	105	104,737
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (Call 11/01/20)[a]	250	236,250
Brinker International Inc.
3.88%, 05/15/23	75	70,875
Cumberland Farms Inc.
6.75%, 05/01/25 (Call 05/01/20)[a]	25	25,938
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp.
8.00%, 06/01/21 (Call 05/31/18)[a,c]	25	25,063
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/31/18)[c]	105	100,537
6.75%, 01/15/22 (Call 05/31/18)[c]	185	174,362
6.75%, 06/15/23 (Call 06/15/19)	25	22,594
GameStop Corp.
5.50%, 10/01/19 (Call 05/31/18)[a]	50	50,000
6.75%, 03/15/21 (Call 05/31/18)[a,c]	125	126,562
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[a]	275	279,125
8.75%, 10/01/25 (Call 10/01/20)[a]	125	130,625
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 05/31/18)[c]	150	150,420
Guitar Center Escrow Issuer Inc.
9.50%, 10/15/21 (Call 03/15/19)[a]	125	121,250
Hot Topic Inc.
9.25%, 06/15/21 (Call 05/31/18)[a]	25	24,563
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/21)[a,c]	95	91,675

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)[a,c]	$200	$192,440
6.38%, 10/15/36	100	62,500
7.40%, 04/01/37	50	33,250
8.63%, 03/15/25 (Call 03/15/21)[a,c]	85	79,262
Jo-Ann Stores Holdings Inc.
9.75% (10.50% PIK), 10/15/19 (Call 05/21/18)[a,b]	75	75,094
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[a]	220	210,100
5.00%, 06/01/24 (Call 06/01/19)[a]	125	125,000
5.25%, 06/01/26 (Call 06/01/21)[a]	200	201,000
L Brands Inc.
5.25%, 02/01/28	100	93,625
5.63%, 02/15/22	140	145,264
5.63%, 10/15/23[c]	100	103,875
6.63%, 04/01/21	120	127,500
6.75%, 07/01/36[c]	200	187,500
6.88%, 11/01/35	250	235,000
7.00%, 05/01/20	100	106,000
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 05/31/18)[c]	125	128,281
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/31/18)[a,c]	150	101,250
Neiman Marcus Group Ltd. LLC
8.75% (9.50% PIK), 10/15/21 (Call 05/31/18)[a,b]	131	89,037
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	150	145,500
5.75%, 10/01/22 (Call 05/31/18)	60	61,613
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a,c]	270	193,725
7.13%, 03/15/23 (Call 05/31/18)[a]	300	174,000
8.88%, 06/01/25 (Call 06/01/20)[a,c]	125	72,187
PF Chang’s China Bistro Inc.
10.25%, 06/30/20 (Call 05/31/18)[a]	25	20,625

Security	Principal (000s)	Value
QVC Inc.
4.38%, 03/15/23	$100	$99,451
4.45%, 02/15/25 (Call 11/15/24)	270	263,572
4.85%, 04/01/24	100	100,996
5.13%, 07/02/22	200	205,922
5.45%, 08/15/34 (Call 02/15/34)	38	35,851
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/31/18)[a,c]	300	304,125
6.75%, 06/15/21 (Call 05/31/18)	175	178,281
7.70%, 02/15/27	50	43,625
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[c]	100	97,750
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	25	23,798
Sonic Automotive Inc.
5.00%, 05/15/23 (Call 05/31/18)	50	48,188
6.13%, 03/15/27 (Call 03/15/22)	25	24,000
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[a,c]	200	187,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	125	120,312
5.88%, 03/01/27 (Call 03/01/22)	50	47,375
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	100	99,000
3.88%, 11/01/20 (Call 08/01/20)	150	150,000
3.88%, 11/01/23 (Call 08/01/23)	100	95,750
6.88%, 11/15/37	100	105,500

		7,797,709
SEMICONDUCTORS — 0.93%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	25	26,376
7.50%, 08/15/22	100	109,250
Amkor Technology Inc.
6.38%, 10/01/22 (Call 05/31/18)	125	128,281
Entegris Inc.
4.63%, 02/10/26 (Call 11/10/20)[a]	150	144,750
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/21/18)[a]	100	104,050
5.50%, 02/01/25 (Call 08/01/19)	125	130,000

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
NXP BV/NXP Funding LLC
3.88%, 09/01/22[a]	$325	$318,094
4.13%, 06/15/20[a]	125	125,625
4.13%, 06/01/21[a]	240	240,600
4.63%, 06/01/23[a]	125	125,859
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	100	106,250
7.00%, 12/01/25 (Call 12/01/20)	100	108,625
Sensata Technologies BV
4.88%, 10/15/23[a]	125	126,016
5.00%, 10/01/25[a]	150	149,625
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a]	200	207,920

		2,151,321
SOFTWARE — 2.55%
Ascend Learning LLC
6.88%, 08/01/25 (Call 08/01/20)[a]	19	19,333
Blackboard Inc.
9.75%, 10/15/21 (Call 05/31/18)[a]	50	38,750
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/31/18)[a]	350	349,125
Camelot Finance SA
7.88%, 10/15/24 (Call 10/15/19)[a,c]	75	78,188
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	150	144,000
5.00%, 10/15/24 (Call 07/15/24)	75	76,125
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	150	146,625
CURO Financial Technologies Corp.
12.00%, 03/01/22 (Call 03/01/19)[a]	22	24,200
Dun & Bradstreet Corp. (The)
4.63%, 12/01/22 (Call 09/01/22)[c]	100	99,494
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	200	201,500
5.38%, 08/15/23 (Call 08/15/18)[a]	200	203,960
5.75%, 01/15/24 (Call 01/15/19)[a]	500	506,250
7.00%, 12/01/23 (Call 12/01/18)[a]	700	732,466
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Holdings
10.00%, 11/30/24 (Call 11/30/19)[a]	100	110,500

Security	Principal (000s)	Value
Infor Software Parent LLC/Infor Software Parent Inc.
7.13% (7.88% PIK), 05/01/21 (Call 05/31/18)[a,b]	$90	$90,675
Infor U.S. Inc.
5.75%, 08/15/20 (Call 05/16/18)[a]	125	127,500
6.50%, 05/15/22 (Call 05/16/18)	300	304,500
Informatica LLC
7.13%, 07/15/23 (Call 07/15/18)[a]	125	125,000
IQVIA Inc.
4.88%, 05/15/23 (Call 05/31/18)[a]	125	126,562
5.00%, 10/15/26 (Call 10/15/21)[a]	325	320,531
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%, 07/15/25 (Call 07/15/20)[a]	100	103,125
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a]	165	163,490
5.25%, 11/15/24 (Call 11/15/19)[a]	27	27,540
5.75%, 08/15/25 (Call 08/15/20)[a]	200	208,940
Nuance Communications Inc.
5.38%, 08/15/20 (Call 05/31/18)[a]	40	40,200
5.63%, 12/15/26 (Call 12/15/21)	150	149,812
Open Text Corp.
5.63%, 01/15/23 (Call 05/31/18)[a]	40	41,450
5.88%, 06/01/26 (Call 06/01/21)[a]	175	181,947
PTC Inc.
6.00%, 05/15/24 (Call 05/15/19)	125	130,937
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,c]	175	177,406
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 05/31/18)[a]	150	138,750
RP Crown Parent LLC
7.38%, 10/15/24 (Call 10/15/19)[a]	25	25,938
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	250	278,125
Sophia LP/Sophia Finance Inc.
9.00%, 09/30/23 (Call 09/30/18)[a]	25	26,313
TIBCO Software Inc.
11.38%, 12/01/21 (Call 05/31/18)[a]	25	27,219
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a]	200	193,000
10.50%, 02/01/24 (Call 02/01/19)[a]	200	173,000

		5,912,476

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
STORAGE & WAREHOUSING — 0.18%
Algeco Global Finance 2 PLC
10.00%, 08/15/23 (Call 02/15/20)[a]	$200	$202,000
Algeco Global Finance PLC
8.00%, 02/15/23 (Call 02/15/20)[a]	200	204,250

		406,250
TELECOMMUNICATIONS — 8.91%
Anixter Inc.
5.13%, 10/01/21[c]	100	102,500
5.50%, 03/01/23	100	103,750
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[a]	200	198,200
CB Escrow Corp.
8.00%, 10/15/25 (Call 10/15/20)[a,c]	225	213,750
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[c]	125	115,000
7.60%, 09/15/39	250	211,250
7.65%, 03/15/42	50	42,250
Series G
6.88%, 01/15/28[c]	50	45,625
Series S
6.45%, 06/15/21	240	245,250
Series T
5.80%, 03/15/22	200	199,000
Series V
5.63%, 04/01/20	250	253,437
Series W
6.75%, 12/01/23[c]	150	148,875
Series Y
7.50%, 04/01/24 (Call 01/01/24)[c]	125	127,500
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)[a]	25	22,935
CommScope Inc.
5.00%, 06/15/21 (Call 05/11/18)[a]	250	251,875
5.50%, 06/15/24 (Call 06/15/19)[a]	65	66,138
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[a,c]	125	119,688
6.00%, 06/15/25 (Call 06/15/20)[a,c]	325	333,937
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 05/31/18)	100	92,000

Security	Principal (000s)	Value
Embarq Corp.
8.00%, 06/01/36	$275	$261,217
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[c]	125	76,563
7.13%, 01/15/23	100	71,500
7.63%, 04/15/24	150	98,625
8.13%, 10/01/18	25	25,250
8.50%, 04/01/26 (Call 04/01/21)[a]	285	277,162
8.75%, 04/15/22	75	62,438
9.00%, 08/15/31	150	91,875
10.50%, 09/15/22 (Call 06/15/22)	500	439,850
11.00%, 09/15/25 (Call 06/15/25)	700	537,250
GCI Inc.
6.88%, 04/15/25 (Call 04/15/20)	75	78,563
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[a,c]	100	111,125
GTT Communications Inc.
7.88%, 12/31/24 (Call 12/31/19)[a,c]	75	76,688
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 05/31/18)[a,c]	25	25,563
Hughes Satellite Systems Corp.
5.25%, 08/01/26	175	171,062
6.63%, 08/01/26	50	49,625
7.63%, 06/15/21	350	375,375
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/31/18)[a,c]	225	217,125
6.50%, 10/01/24 (Call 10/01/19)[a,c]	200	196,000
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	125	109,375
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	400	336,000
7.25%, 10/15/20 (Call 05/31/18)	375	366,094
7.50%, 04/01/21 (Call 05/31/18)	250	236,562
8.00%, 02/15/24 (Call 02/15/19)[a]	292	308,425
9.50%, 09/30/22[a]	100	114,250
9.75%, 07/15/25 (Call 07/15/21)[a,c]	300	294,375

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 05/31/18)	$225	$152,437
8.13%, 06/01/23 (Call 06/15/18)	125	78,125
Iridium Communications Inc.
10.25%, 04/15/23 (Call 04/15/20)[a]	60	62,550
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[a,d,e]	125	135,156
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/31/18)	125	123,750
5.25%, 03/15/26 (Call 03/15/21)	140	135,408
5.38%, 08/15/22 (Call 05/31/18)	200	201,000
5.38%, 01/15/24 (Call 01/15/19)	200	198,000
5.38%, 05/01/25 (Call 05/01/20)	140	137,858
5.63%, 02/01/23 (Call 05/31/18)	150	152,063
Level 3 Parent LLC
5.75%, 12/01/22 (Call 05/31/18)	125	125,938
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[a]	200	206,150
Nokia OYJ
3.38%, 06/12/22	150	144,825
4.38%, 06/12/27	125	115,938
6.63%, 05/15/39	75	78,188
Plantronics Inc.
5.50%, 05/31/23 (Call 05/31/18)[a,c]	150	150,000
Qualitytech LP/QTS Finance Corp.
4.75%, 11/15/25 (Call 11/15/20)[a]	50	47,125
Qwest Capital Funding Inc.
7.75%, 02/15/31	100	91,750
Qwest Corp.
6.75%, 12/01/21[c]	250	268,845
6.88%, 09/15/33 (Call 05/31/18)	150	142,415
7.25%, 09/15/25	50	53,787
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[a]	380	399,475
SoftBank Group Corp.
4.50%, 04/15/20[a]	450	461,812
Sprint Capital Corp.
6.88%, 11/15/28	500	510,000
6.90%, 05/01/19	250	257,500
8.75%, 03/15/32	350	400,969

Security	Principal (000s)	Value
Sprint Communications Inc.
6.00%, 11/15/22	$450	$459,562
7.00%, 03/01/20[a]	150	157,875
7.00%, 08/15/20	250	263,467
11.50%, 11/15/21	200	239,000
Sprint Corp.
7.13%, 06/15/24	370	383,412
7.25%, 09/15/21	400	424,500
7.63%, 02/15/25 (Call 11/15/24)[c]	300	315,750
7.63%, 03/01/26 (Call 11/01/25)	290	305,587
7.88%, 09/15/23[c]	750	804,375
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	200	200,000
4.50%, 02/01/26 (Call 02/01/21)	140	134,750
4.75%, 02/01/28 (Call 02/01/23)	275	264,632
5.13%, 04/15/25 (Call 04/15/20)	165	166,237
5.38%, 04/15/27 (Call 04/15/22)[c]	125	126,406
6.00%, 03/01/23 (Call 09/01/18)	200	207,250
6.00%, 04/15/24 (Call 04/15/19)	140	146,650
6.38%, 03/01/25 (Call 09/01/19)	370	388,500
6.50%, 01/15/24 (Call 01/15/19)	125	130,938
6.50%, 01/15/26 (Call 01/15/21)	350	371,987
Telecom Italia Capital SA
6.00%, 09/30/34	125	129,375
6.38%, 11/15/33	150	163,035
7.20%, 07/18/36	350	401,625
7.72%, 06/04/38	150	180,750
Telecom Italia SpA/Milano
5.30%, 05/30/24[a]	200	203,700
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[c]	200	198,034
Telesat Canada/Telesat LLC
8.88%, 11/15/24 (Call 11/15/19)[a]	125	136,875
U.S. Cellular Corp.
6.70%, 12/15/33[c]	75	78,938
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)[a,c]	125	119,375
Wind Tre SpA
5.00%, 01/20/26 (Call 11/03/20)[a]	400	335,760
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 05/31/18)	114	66,690
7.75%, 10/15/20 (Call 05/31/18)[c]	75	64,313

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
8.63%, 10/31/25 (Call 10/31/20)[a]	$150	$137,625
8.75%, 12/15/24 (Call 12/15/22)[a,c]	287	171,482

		20,610,416
TEXTILES — 0.03%
Springs Industries Inc.
6.25%, 06/01/21 (Call 05/31/18)[c]	60	60,825

		60,825
TOYS, GAMES & HOBBIES — 0.24%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)[c]	200	179,460
4.35%, 10/01/20[c]	100	98,250
5.45%, 11/01/41 (Call 05/01/41)	25	20,000
6.20%, 10/01/40	50	42,375
6.75%, 12/31/25 (Call 12/31/20)[a,c]	230	223,928

		564,013
TRANSPORTATION — 0.43%
CEVA Group PLC
7.00%, 03/01/21 (Call 05/11/18)[a]	100	100,500
Global Ship Lease Inc.
9.88%, 11/15/22 (Call 11/15/19)[a]	200	196,500
Hornbeck Offshore Services Inc.
5.88%, 04/01/20 (Call 05/31/18)	25	16,125
Kenan Advantage Group Inc. (The)
7.88%, 07/31/23 (Call 07/31/18)[a]	25	25,375
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 05/31/18)[a]	75	60,750
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 05/31/18)[a]	125	94,531
11.25%, 08/15/22 (Call 05/31/18)[a]	25	24,688
Neovia Logistics Services LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 05/31/18)[a]	50	39,250
Teekay Corp.
8.50%, 01/15/20	25	25,812
Watco Companies LLC/Watco Finance Corp.
6.38%, 04/01/23 (Call 05/31/18)[a]	100	102,875

Security	Principal or Shares (000s)	Value
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,c]	$90	$93,150
6.50%, 06/15/22 (Call 06/15/18)[a]	200	206,500

		986,056
TRUCKING & LEASING — 0.50%
AerCap Global Aviation Trust
6.50%, 06/15/45 (Call 06/15/25)[a,d,e]	250	265,000
Avolon Holdings Funding Ltd.
5.50%, 01/15/23 (Call 12/15/22)[a]	100	99,750
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (Call 03/15/20)[a]	25	25,375
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)[a]	200	191,500
5.25%, 08/15/22[a]	400	397,500
5.50%, 02/15/24[a]	175	169,969

		1,149,094

TOTAL CORPORATE BONDS & NOTES
(Cost: $231,604,853)		225,511,710

SHORT-TERM INVESTMENTS — 20.58%

MONEY MARKET FUNDS — 20.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[g,h,i]	43,780	43,784,148
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[g,h]	3,836	3,835,590

		47,619,738

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,618,019)		47,619,738

64	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 118.03%
(Cost: $279,222,872)	$273,131,448
Other Assets, Less Liabilities — (18.03)%	(41,713,149)

NET ASSETS — 100.00%	$231,418,299

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[c]	All or a portion of this security is on loan.
[d]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[e]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[f]	Security is perpetual in nature with no stated maturity date.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	43,780[b]	—	43,780	$43,784,148	$66,678[c]	$(3,186)	$1,719
BlackRock Cash Funds: Treasury, SL Agency Shares	4,399	—	(563)[b]	3,836	3,835,590	24,350	—	—

					$47,619,738	$91,028	$(3,186)	$1,719

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$225,511,710	$—	$225,511,710
Money market funds	47,619,738	—	—	47,619,738

Total	$47,619,738	$225,511,710	$—	$273,131,448

See notes to financial statements.

66	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.34%

AEROSPACE & DEFENSE — 3.30%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	$525	$540,729
5.87%, 02/23/22	200	210,120
5.90%, 02/01/27[a]	250	259,223
5.95%, 02/01/37	230	233,181
6.15%, 08/15/20	340	357,105
6.75%, 01/15/28	135	146,781
Leonardo U.S. Holdings Inc.
7.38%, 07/15/39[a,b]	150	181,191

		1,928,330
AIRLINES — 0.20%
UAL Pass Through Trust
Series 2007-1A
6.64%, 01/02/24	109	114,718

		114,718
APPAREL — 0.36%
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)[a]	240	212,352

		212,352
AUTO PARTS & EQUIPMENT — 0.14%
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	75	81,089

		81,089
BANKS — 10.06%
Barclays Bank PLC
6.86%, (Call 06/15/32)[b,c,d,e]	100	115,086
Barclays PLC
4.38%, 09/11/24	400	390,052
4.84%, 05/09/28 (Call 05/07/27)	600	583,068
5.20%, 05/12/26	650	650,500
BPCE SA
12.50%, (Call 09/30/19)[a,b,c,d,e]	200	223,302
Credit Agricole SA
8.38%, (Call 10/13/19)[b,c,d,e]	350	371,942
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)[c,e]	575	547,670
4.50%, 04/01/25	775	750,130
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a,b]	400	510,596
Intesa Sanpaolo SpA
5.02%, 06/26/24[b]	800	782,560

Security	Principal (000s)	Value
RBS Capital Trust II
6.43%, (Call 01/03/34)[c,d,e]	$175	$201,210
Royal Bank of Scotland Group PLC
7.65%, (Call 09/30/31)[c,d,e]	325	408,571
Standard Chartered PLC
7.01%, (Call 07/30/37)[b,c,d,e]	300	338,307

		5,872,994
CHEMICALS — 2.45%
CF Industries Inc.
3.45%, 06/01/23[a]	325	309,865
4.95%, 06/01/43	150	125,601
5.15%, 03/15/34[a]	325	296,926
5.38%, 03/15/44[a]	425	372,670
7.13%, 05/01/20	200	213,116
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	125	113,769

		1,431,947
COMMERCIAL SERVICES — 1.35%
ADT Corp. (The)
3.50%, 07/15/22	412	385,323
4.13%, 06/15/23	317	296,940
RR Donnelley & Sons Co.
7.63%, 06/15/20	103	107,934

		790,197
COMPUTERS — 3.69%
Dell Inc.
4.63%, 04/01/21	150	151,856
5.40%, 09/10/40	75	67,061
5.88%, 06/15/19	75	77,066
6.50%, 04/15/38	150	147,936
7.10%, 04/15/28	125	136,475
EMC Corp.
2.65%, 06/01/20	750	728,955
3.38%, 06/01/23 (Call 03/01/23)	366	341,163
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	225	227,495
Series 1
5.95%, 12/01/40 (Call 06/04/40)	75	73,139
Leidos Inc.
7.13%, 07/01/32	185	202,384

		2,153,530

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 1.59%
Avon Products Inc.
6.60%, 03/15/20	$200	$201,788
7.00%, 03/15/23	175	160,993
8.95%, 03/15/43	100	84,407
Edgewell Personal Care Co.
4.70%, 05/19/21	275	273,265
4.70%, 05/24/22	215	209,509

		929,962
DIVERSIFIED FINANCIAL SERVICES — 3.40%
Ally Financial Inc.
8.00%, 11/01/31	225	273,764
Navient Corp.
5.50%, 01/25/23	475	467,500
5.63%, 08/01/33	220	189,891
7.25%, 01/25/22[a]	350	371,164
8.00%, 03/25/20	500	532,500
Och-Ziff Finance Co. LLC
4.50%, 11/20/19[b]	150	153,563

		1,988,382
ELECTRIC — 1.41%
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[a]	124	122,160
4.75%, 05/15/21 (Call 02/15/21)[a]	125	126,503
6.25%, 04/01/20	200	207,624
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	420	357,113
6.00%, 12/15/36	25	12,809

		826,209
ELECTRONICS — 0.58%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	150	145,473
5.45%, 12/15/24 (Call 09/15/24)[a]	200	194,258

		339,731
ENGINEERING & CONSTRUCTION — 0.22%
AECOM Global II LLC/URS Fox U.S. LP
5.00%, 04/01/22 (Call 01/01/22)	125	126,980

		126,980
FOOD — 1.93%
New Albertson’s Inc.
7.45%, 08/01/29	325	264,173
8.00%, 05/01/31	150	124,734
8.70%, 05/01/30	100	88,551

Security	Principal (000s)	Value
New Albertsons LP
7.75%, 06/15/26	$75	$65,767
Safeway Inc.
5.00%, 08/15/19	25	25,069
7.25%, 02/01/31	250	206,865
Tesco PLC
6.15%, 11/15/37[b]	325	349,138

		1,124,297
FOREST PRODUCTS & PAPER — 0.41%
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25[a]	100	120,296
Stora Enso OYJ
7.25%, 04/15/36[b]	100	121,395

		241,691
HEALTH CARE – SERVICES — 1.18%
HCA Inc.
7.50%, 11/15/95	100	100,351
7.69%, 06/15/25	150	168,057
8.36%, 04/15/24	70	79,224
Magellan Health Inc.
4.40%, 09/22/24 (Call 07/22/24)[a]	175	171,404
Tenet Healthcare Corp.
6.88%, 11/15/31	185	169,195

		688,231
HOLDING COMPANIES – DIVERSIFIED — 0.25%
Apollo Investment Corp.
5.25%, 03/03/25	150	144,036

		144,036
HOME BUILDERS — 1.53%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	155	158,229
6.00%, 01/15/43 (Call 10/15/42)	210	194,372
PulteGroup Inc.
6.00%, 02/15/35[a]	100	99,731
6.38%, 05/15/33	200	208,022
7.88%, 06/15/32	110	129,923
Toll Brothers Finance Corp.
6.75%, 11/01/19[a]	100	104,792

		895,069
INSURANCE — 2.64%
Genworth Holdings Inc.
4.80%, 02/15/24	350	275,426
6.50%, 06/15/34	135	103,275

68	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
7.20%, 02/15/21	$175	$164,514
7.63%, 09/24/21	275	258,420
7.70%, 06/15/20	130	127,400
Liberty Mutual Group Inc.
7.80%, 03/07/87[b]	360	436,144
MBIA Inc.
5.70%, 12/01/34	75	60,083
6.40%, 08/15/22 (Call 05/31/18)	100	96,804
Provident Financing Trust I
7.41%, 03/15/38	15	16,950

		1,539,016
INTERNET — 0.78%
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	205	203,817
4.20%, 09/15/20[a]	250	253,275

		457,092
IRON & STEEL — 4.69%
Allegheny Ludlum LLC
6.95%, 12/15/25	25	25,824
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	250	254,395
7.88%, 08/15/23 (Call 05/15/23)	230	249,403
ArcelorMittal
5.50%, 08/05/20	175	181,772
5.75%, 03/01/21	385	404,281
6.50%, 02/25/22	300	324,201
7.00%, 03/01/41	235	270,701
7.25%, 10/15/39	460	544,608
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	200	201,676
5.20%, 07/15/21 (Call 04/15/21)	35	35,800
Cleveland-Cliffs Inc.
6.25%, 10/01/40	125	104,990
U.S. Steel Corp.
6.65%, 06/01/37	150	142,012

		2,739,663
LODGING — 0.27%
Choice Hotels International Inc.
5.70%, 08/28/20[a]	150	156,778

		156,778
MACHINERY — 0.24%
AGCO Corp.
5.88%, 12/01/21 (Call 09/01/21)	135	141,476

		141,476

Security	Principal (000s)	Value
MANUFACTURING — 0.17%
Bombardier Inc.
7.45%, 05/01/34[b]	$100	$101,619

		101,619
MEDIA — 1.58%
Belo Corp.
7.25%, 09/15/27	85	90,720
7.75%, 06/01/27	100	109,610
Liberty Interactive LLC
8.25%, 02/01/30	335	360,081
McClatchy Co. (The)
6.88%, 03/15/29[a]	125	157,738
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	205,208

		923,357
MINING — 5.98%
Freeport-McMoRan Inc.
3.10%, 03/15/20	225	222,161
3.55%, 03/01/22 (Call 12/01/21)	385	372,822
3.88%, 03/15/23 (Call 12/15/22)	405	388,476
4.00%, 11/14/21	100	99,490
4.55%, 11/14/24 (Call 08/14/24)	175	169,733
5.40%, 11/14/34 (Call 05/14/34)	225	207,610
5.45%, 03/15/43 (Call 09/15/42)	325	294,492
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	255	246,952
4.50%, 01/15/21 (Call 10/15/20)	100	101,256
4.75%, 01/15/22 (Call 10/15/21)	275	278,990
5.20%, 03/01/42 (Call 09/01/41)	195	183,220
6.00%, 08/15/40 (Call 02/15/40)	200	206,202
6.13%, 10/01/35	250	267,050
6.25%, 07/15/41 (Call 01/15/41)	425	451,125

		3,489,579
OFFICE & BUSINESS EQUIPMENT — 0.20%
Lexmark International Inc.
7.13%, 03/15/20	150	115,965

		115,965
OIL & GAS — 14.56%
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	330	321,136
4.50%, 04/15/23 (Call 01/15/23)	525	531,337
4.90%, 06/01/44 (Call 12/01/43)	250	244,972
5.00%, 09/15/22 (Call 05/31/18)[a]	575	584,505

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	$75	$66,581
4.88%, 11/01/43 (Call 05/01/43)	325	233,870
5.70%, 10/15/39	200	160,174
Energen Corp.
4.63%, 09/01/21 (Call 06/01/21)[a]	225	223,771
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	300	243,999
5.20%, 03/15/25 (Call 12/15/24)[a]	350	287,357
5.75%, 10/01/44 (Call 04/01/44)	400	276,196
Global Marine Inc.
7.00%, 06/01/28	125	123,306
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	225	220,934
4.45%, 12/01/22 (Call 09/01/22)[a]	275	270,451
5.88%, 12/01/42 (Call 06/01/42)	150	137,075
7.05%, 05/01/29	100	106,516
Nabors Industries Inc.
4.63%, 09/15/21	355	346,863
5.00%, 09/15/20[a]	250	252,025
5.10%, 09/15/23 (Call 06/15/23)	100	95,189
5.50%, 01/15/23 (Call 11/15/22)	275	270,105
Noble Holding International Ltd.
5.25%, 03/15/42	250	164,363
6.05%, 03/01/41	100	69,001
7.95%, 04/01/25 (Call 01/01/25)[a]	355	318,630
8.95%, 04/01/45 (Call 10/01/44)	225	194,067
Pride International LLC
7.88%, 08/15/40	75	65,512
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	200	171,500
4.88%, 06/01/22 (Call 03/01/22)	275	253,973
5.40%, 12/01/42 (Call 06/01/42)	270	193,223
5.85%, 01/15/44 (Call 07/15/43)	50	35,903
7.88%, 08/01/19	100	104,499
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	480	466,718
6.45%, 01/23/25 (Call 10/23/24)	395	386,243
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)	250	245,690
6.80%, 03/15/38	555	466,849
7.50%, 04/15/31	225	208,148
8.38%, 12/15/21	150	160,568

		8,501,249

Security	Principal (000s)	Value
OIL & GAS SERVICES — 2.67%
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)[a]	$225	$215,852
SESI LLC
7.13%, 12/15/21 (Call 05/31/18)[a]	340	345,950
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	315	278,888
5.95%, 04/15/42 (Call 10/17/41)	100	71,955
6.50%, 08/01/36	300	228,291
6.75%, 09/15/40	285	217,047
7.00%, 03/15/38	100	78,500
9.88%, 03/01/39[a]	125	120,024

		1,556,507
PACKAGING & CONTAINERS — 1.07%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	150	167,213
Pactiv LLC
7.95%, 12/15/25[a]	185	205,509
8.38%, 04/15/27	25	27,800
Sealed Air Corp.
6.88%, 07/15/33[b]	200	222,992

		623,514
PHARMACEUTICALS — 0.38%
Owens & Minor Inc.
3.88%, 09/15/21	125	122,381
4.38%, 12/15/24 (Call 09/15/24)[a]	100	97,815

		220,196
PIPELINES — 7.74%
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	250	241,327
4.75%, 09/30/21 (Call 06/30/21)[b]	280	283,536
5.35%, 03/15/20[b]	250	257,000
5.60%, 04/01/44 (Call 10/01/43)	200	196,032
6.45%, 11/03/36[b]	25	26,624
6.75%, 09/15/37[b]	225	244,242
8.13%, 08/16/30	150	180,296
IFM U.S. Colonial Pipeline 2 LLC
6.45%, 05/01/21 (Call 02/01/21)[b]	100	107,106
NGPL PipeCo LLC
7.77%, 12/15/37[b]	210	253,266
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	125	121,343
4.80%, 09/01/20	200	199,406

70	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	$350	$362,453
6.88%, 04/15/40[b]	250	288,530
7.50%, 07/15/38[b]	50	60,134
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	300	290,142
4.55%, 06/24/24 (Call 03/24/24)	450	448,506
5.75%, 06/24/44 (Call 12/24/43)	250	261,212
7.50%, 01/15/31	150	181,371
7.75%, 06/15/31	125	152,509
7.88%, 09/01/21[a]	150	168,062
8.75%, 03/15/32	150	197,442

		4,520,539
REAL ESTATE INVESTMENT TRUSTS — 1.16%
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	125	99,196
5.25%, 12/01/23 (Call 09/01/23)	175	146,445
5.95%, 12/15/26 (Call 09/15/26)	275	221,719
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	88,837
4.50%, 04/18/22 (Call 01/18/22)[a]	125	121,969

		678,166
RETAIL — 3.89%
Brinker International Inc.
3.88%, 05/15/23	150	142,716
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	525	552,426
JC Penney Corp. Inc.
6.38%, 10/15/36	150	95,378
7.40%, 04/01/37	135	89,775
7.63%, 03/01/97	200	129,068
L Brands Inc.
6.95%, 03/01/33[a]	150	143,060
7.60%, 07/15/37[a]	100	98,783
Rite Aid Corp.
7.70%, 02/15/27	125	108,665
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	175	166,215
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	150	148,201
3.88%, 11/01/20 (Call 08/01/20)	230	230,529
3.88%, 11/01/23 (Call 08/01/23)	125	119,900
5.35%, 11/01/43 (Call 05/01/43)	100	90,441

Security	Principal (000s)	Value
6.88%, 11/15/37	$150	$159,121

		2,274,278
SOFTWARE — 0.87%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	255	258,784
Dun & Bradstreet Corp. (The)
4.25%, 06/15/20 (Call 05/15/20)[a]	125	125,279
4.63%, 12/01/22 (Call 09/01/22)[a]	125	124,374

		508,437
TELECOMMUNICATIONS — 14.23%
CenturyLink Inc.
5.80%, 03/15/22	400	398,016
6.15%, 09/15/19	50	51,378
6.45%, 06/15/21	325	332,589
7.60%, 09/15/39[a]	175	147,557
7.65%, 03/15/42	150	127,125
Series G
6.88%, 01/15/28[a]	150	137,525
Embarq Corp.
8.00%, 06/01/36[a]	575	547,469
Frontier Communications Corp.
9.00%, 08/15/31	475	293,227
Frontier Florida LLC
Series E
6.86%, 02/01/28	50	45,731
Frontier North Inc.
Series G
6.73%, 02/15/28	50	45,293
Nokia of America Corp.
6.45%, 03/15/29	100	101,401
Nokia OYJ
5.38%, 05/15/19	240	245,201
6.63%, 05/15/39	205	214,407
Qwest Capital Funding Inc.
6.88%, 07/15/28	85	77,583
Qwest Corp.
6.75%, 12/01/21	25	26,911
6.88%, 09/15/33 (Call 05/31/18)[a]	225	212,908
7.13%, 11/15/43 (Call 05/31/18)	50	48,329
7.25%, 10/15/35 (Call 05/31/18)[a]	135	131,077
SoftBank Group Corp.
4.50%, 04/15/20[b]	1,150	1,181,843

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Sprint Capital Corp.
6.88%, 11/15/28	$750	$764,647
6.90%, 05/01/19	300	308,919
8.75%, 03/15/32	450	516,775
Telecom Italia Capital SA
6.00%, 09/30/34[a]	325	337,633
6.38%, 11/15/33	325	353,363
7.18%, 06/18/19	250	260,537
7.20%, 07/18/36	325	373,298
7.72%, 06/04/38	325	392,112
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	405	401,193
U.S. Cellular Corp.
6.70%, 12/15/33[a]	225	237,042

		8,311,089
TOYS, GAMES & HOBBIES — 0.95%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)[a]	150	134,613
3.15%, 03/15/23 (Call 12/15/22)[a]	100	85,583
4.35%, 10/01/20[a]	150	147,471
5.45%, 11/01/41 (Call 05/01/41)	125	101,026
6.20%, 10/01/40	100	85,541

		554,234
TRANSPORTATION — 0.22%
XPO CNW Inc.
6.70%, 05/01/34	125	129,752

		129,752

TOTAL CORPORATE BONDS & NOTES
(Cost: $58,963,591)		57,432,251

SHORT-TERM INVESTMENTS — 14.67%

MONEY MARKET FUNDS — 14.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	7,900	7,901,588
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	666	666,019

		8,567,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,567,213)		8,567,607

Value
TOTAL INVESTMENTS IN SECURITIES — 113.01%
(Cost: $67,530,804)	$65,999,858
Other Assets, Less Liabilities — (13.01)%	(7,598,372)

NET ASSETS — 100.00%	$58,401,486

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[d]	Security is perpetual in nature with no stated maturity date.
[e]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

72	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FALLEN ANGELS USD BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,854	6,046	[b]	—	7,900	$7,901,588	$16,075	[c]	$(814)	$178
BlackRock Cash Funds: Treasury, SL Agency Shares	641	25	[b]	—	666	666,019	5,641		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	6		(6)	—	—	722		1,922	—

						$8,567,607	$22,438		$1,108	$178

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$57,432,251	$—	$57,432,251
Money market funds	8,567,607	—	—	8,567,607

Total	$8,567,607	$57,432,251	$—	$65,999,858

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.00%

AEROSPACE & DEFENSE — 1.70%
Arconic Inc.
5.87%, 02/23/22	$100	$104,750
KLX Inc.
5.88%, 12/01/22 (Call 05/31/18)[a]	15	15,656
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/19)[b]	50	51,000

		171,406
AIRLINES — 0.25%
American Airlines Group Inc.
5.50%, 10/01/19[a]	25	25,481

		25,481
APPAREL — 0.19%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)[a,b]	20	19,266

		19,266
AUTO MANUFACTURERS — 0.48%
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[a]	25	25,976
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,b]	25	22,125

		48,101
AUTO PARTS & EQUIPMENT — 0.80%
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 04/01/22)[b]	25	24,838
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)	25	25,306
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)[b]	30	29,895

		80,039
BANKS — 2.30%
CIT Group Inc.
5.38%, 05/15/20	75	77,417
6.13%, 03/09/28	15	15,525
Fifth Third Bancorp.
5.10%, (Call 06/30/23)[c,d,e]	25	24,590
Freedom Mortgage Corp.
8.25%, 04/15/25 (Call 04/15/21)[a]	8	8,010
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	100	106,000

		231,542

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.74%
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[a]	$25	$23,284
5.38%, 11/15/24 (Call 11/15/19)[a]	50	50,656

		73,940
CHEMICALS — 2.67%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	15	15,131
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	20	22,942
CF Industries Inc.
3.45%, 06/01/23[b]	20	18,938
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	25	24,750
6.63%, 05/15/23 (Call 05/31/18)	30	31,537
Hexion Inc.
6.63%, 04/15/20 (Call 05/31/18)	30	28,163
10.38%, 02/01/22 (Call 02/01/19)[a]	15	14,588
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a]	70	67,744
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	10	9,504
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 05/31/18)[a,b]	20	20,434
Tronox Inc.
6.50%, 04/15/26 (Call 04/15/21)[a]	15	14,875

		268,606
COMMERCIAL SERVICES — 3.20%
ADT Corp. (The)
6.25%, 10/15/21	25	26,125
APX Group Inc.
6.38%, 12/01/19 (Call 05/31/18)	10	9,950
7.63%, 09/01/23 (Call 09/01/19)[b]	6	5,588
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 05/31/18)	20	19,800
Hertz Corp. (The)
6.25%, 10/15/22 (Call 05/31/18)	25	23,535
7.38%, 01/15/21 (Call 05/31/18)[b]	50	49,562
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 05/31/18)[a]	35	35,219

74	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	$49	$52,561
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	25	24,350
United Rentals North America Inc.
4.88%, 01/15/28 (Call 01/15/23)	25	23,620
5.50%, 07/15/25 (Call 07/15/20)[b]	50	51,184

		321,494
COMPUTERS — 1.82%
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	25	25,719
7.13%, 06/15/24 (Call 06/15/19)[a]	25	26,625
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a]	25	25,031
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 05/31/18)[a]	10	10,300
NCR Corp.
5.88%, 12/15/21 (Call 05/31/18)	50	50,950
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[a]	15	14,512
Western Digital Corp.
4.75%, 02/15/26 (Call 11/15/25)	30	29,587

		182,724
COSMETICS & PERSONAL CARE — 0.67%
Avon Products Inc.
7.00%, 03/15/23	10	9,200
Edgewell Personal Care Co.
4.70%, 05/24/22[b]	15	14,619
First Quality Finance Co. Inc.
5.00%, 07/01/25 (Call 07/01/20)[a]	45	43,200

		67,019
DISTRIBUTION & WHOLESALE — 0.26%
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	25	26,233

		26,233
DIVERSIFIED FINANCIAL SERVICES — 5.88%
Aircastle Ltd.
6.25%, 12/01/19[b]	50	52,000
Ally Financial Inc.
5.13%, 09/30/24	50	51,295
8.00%, 03/15/20	50	53,870

Security	Principal (000s)	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 05/31/18)[a]	$200	$199,500
Navient Corp.
5.50%, 01/25/23	50	49,235
6.75%, 06/25/25[b]	10	10,114
7.25%, 09/25/23[b]	25	26,149
8.00%, 03/25/20	25	26,625
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 05/31/18)[a]	13	13,488
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)[a]	20	18,300
5.75%, 05/01/25 (Call 05/01/20)[a]	15	14,741
Springleaf Finance Corp.
5.25%, 12/15/19	25	25,374
6.13%, 05/15/22	25	25,625
6.88%, 03/15/25	25	25,250

		591,566
ELECTRIC — 3.03%
AES Corp./VA
6.00%, 05/15/26 (Call 05/15/21)	25	26,092
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	25	23,924
5.75%, 01/15/25 (Call 10/15/19)[b]	35	31,991
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	15	16,314
NextEra Energy Operating Partners LP
4.50%, 09/15/27 (Call 06/15/27)[a]	25	23,372
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	20	20,541
6.25%, 05/01/24 (Call 05/01/19)	25	25,752
7.25%, 05/15/26 (Call 05/15/21)	25	26,660
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	15	10,997
10.50%, 01/15/26 (Call 01/15/22)[a]	10	8,701
Vistra Energy Corp.
7.38%, 11/01/22 (Call 11/01/18)	50	52,688
7.63%, 11/01/24 (Call 11/01/19)	15	16,106
8.13%, 01/30/26 (Call 07/30/20)[a]	20	21,875

		305,013
ENERGY – ALTERNATE SOURCES — 0.14%
TerraForm Power Operating LLC
5.00%, 01/31/28 (Call 07/31/27)[a]	15	14,006

		14,006

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.21%
AECOM
5.88%, 10/15/24 (Call 07/15/24)	$20	$20,827

		20,827
ENTERTAINMENT — 1.59%
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (Call 11/15/21)	40	38,856
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[a,b]	25	23,875
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	15	14,808
GLP Capital LP/GLP Financing II Inc.
5.38%, 04/15/26	25	25,170
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	30	32,350
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	25	24,441

		159,500
ENVIRONMENTAL CONTROL — 0.15%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	15	14,828

		14,828
FOOD — 2.08%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)	25	23,375
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)[b]	25	22,875
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	50	49,578
4.88%, 11/01/26 (Call 11/01/21)[a]	50	49,564
Post Holdings Inc.
5.75%, 03/01/27 (Call 03/01/22)[a,b]	50	49,015
TreeHouse Foods Inc.
6.00%, 02/15/24 (Call 02/15/19)[a,b]	15	14,907

		209,314
HEALTH CARE – PRODUCTS — 1.26%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[a]	25	25,125
9.00%, 10/01/25 (Call 10/01/20)[a]	25	25,226

Security	Principal (000s)	Value
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	$15	$15,030
Kinetic Concepts Inc./KCI USA Inc.
12.50%, 11/01/21 (Call 05/01/19)[a]	10	11,211
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	10	7,116
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/18)[a,b]	30	23,555
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/31/18)[a]	20	19,717

		126,980
HEALTH CARE – SERVICES — 8.59%
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	24,273
6.13%, 02/15/24 (Call 02/15/19)	30	31,425
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 05/31/18)	30	27,675
6.25%, 03/31/23 (Call 03/31/20)	40	36,445
6.88%, 02/01/22 (Call 05/31/18)[b]	40	21,812
8.00%, 11/15/19 (Call 05/31/18)[b]	40	36,400
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	50	47,350
Encompass Health Corp.
5.75%, 11/01/24 (Call 05/31/18)	25	25,402
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	40	38,300
5.25%, 06/15/26 (Call 12/15/25)	50	50,259
5.38%, 02/01/25	75	74,812
6.50%, 02/15/20[b]	125	130,781
7.50%, 02/15/22	50	55,000
Kindred Healthcare Inc.
8.00%, 01/15/20	30	32,110
LifePoint Health Inc.
5.88%, 12/01/23 (Call 12/01/18)	25	24,750
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)[a]	80	77,390
6.00%, 10/01/20	60	61,998
8.13%, 04/01/22	65	67,681

		863,863
HOME BUILDERS — 2.15%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 05/31/18)[a]	25	25,268

76	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	$25	$26,814
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	45	44,455
4.88%, 12/15/23 (Call 09/15/23)	35	35,041
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	25	25,127
5.50%, 03/01/26 (Call 12/01/25)	20	20,363
Toll Brothers Finance Corp.
4.88%, 03/15/27 (Call 12/15/26)	25	24,312
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	15	15,181

		216,561
HOUSEHOLD PRODUCTS & WARES — 0.44%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	25	23,792
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	20	20,018

		43,810
INSURANCE — 0.62%
Genworth Holdings Inc.
7.70%, 06/15/20	30	29,295
HUB International Ltd.
7.00%, 05/01/26 (Call 05/01/21)[a]	8	8,010
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[c,d]	25	25,406

		62,711
INTERNET — 1.93%
Netflix Inc.
4.38%, 11/15/26[b]	40	37,288
5.50%, 02/15/22	35	36,350
5.88%, 11/15/28[a]	25	24,937
Symantec Corp.
5.00%, 04/15/25 (Call 04/15/20)[a]	25	25,006
VeriSign Inc.
4.63%, 05/01/23 (Call 05/31/18)	15	15,043
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	25	24,822
6.00%, 04/01/23 (Call 05/31/18)	30	30,881

		194,327

Security	Principal (000s)	Value
IRON & STEEL — 1.42%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[b]	$25	$24,250
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)	10	10,860
ArcelorMittal
6.50%, 02/25/22	35	37,844
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	15	14,466
Steel Dynamics Inc.
5.50%, 10/01/24 (Call 10/01/19)	30	30,905
United States Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	25	24,807

		143,132
LEISURE TIME — 0.10%
VOC Escrow Ltd.
5.00%, 02/15/28 (Call 02/15/23)[a]	10	9,675

		9,675
LODGING — 2.99%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/16/18)	25	26,233
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	40	43,150
10.75%, 09/01/24 (Call 09/01/19)[a]	25	27,828
Hilton Domestic Operating Co. Inc.
5.13%, 05/01/26 (Call 05/01/21)[a]	25	24,906
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	15	15,505
MGM Resorts International
6.63%, 12/15/21[b]	100	107,000
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (Call 04/15/21)[a]	11	11,123
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)[a]	10	9,640
5.50%, 03/01/25 (Call 12/01/24)[a]	35	34,839

		300,224
MACHINERY — 0.42%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a]	40	42,538

		42,538

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MANUFACTURING — 1.03%
Bombardier Inc.
6.00%, 10/15/22 (Call 05/31/18)[a,b]	$50	$49,889
7.50%, 03/15/25 (Call 03/15/20)[a]	25	26,008
8.75%, 12/01/21[a]	25	27,821

		103,718
MEDIA — 16.17%
Altice Financing SA
6.63%, 02/15/23 (Call 05/31/18)[a]	200	199,750
Altice France SA/France
7.38%, 05/01/26 (Call 05/01/21)[a]	200	194,000
Cablevision Systems Corp.
5.88%, 09/15/22[b]	30	29,529
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)[a]	25	23,008
5.13%, 05/01/23 (Call 05/31/18)[a]	50	50,235
5.13%, 05/01/27 (Call 05/01/22)[a]	50	46,742
5.25%, 09/30/22 (Call 05/31/18)	25	25,375
5.75%, 02/15/26 (Call 02/15/21)[a]	100	99,125
Clear Channel Worldwide Holdings Inc.
Series B
6.50%, 11/15/22 (Call 05/31/18)	35	35,788
7.63%, 03/15/20 (Call 05/31/18)	25	25,063
CSC Holdings LLC
5.25%, 06/01/24	50	46,781
6.75%, 11/15/21	25	26,281
DISH DBS Corp.
5.88%, 07/15/22[b]	100	92,225
6.75%, 06/01/21	50	49,750
7.75%, 07/01/26[b]	25	22,734
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a,b]	35	33,302
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[a]	25	25,275
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	25	24,568
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 05/16/18)	20	20,565
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a]	35	33,994
5.38%, 04/15/25 (Call 04/15/20)[a]	50	49,711
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b]	25	25,364

Security	Principal (000s)	Value
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a]	$200	$209,935
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/31/18)[a,b]	50	47,750
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)[c,d]	50	50,074
Ziggo Bond Finance BV
6.00%, 01/15/27 (Call 01/15/22)[a,b]	150	139,610

		1,626,534
METAL FABRICATE & HARDWARE — 0.25%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	25	24,844

		24,844
MINING — 1.81%
Aleris International Inc.
9.50%, 04/01/21 (Call 05/31/18)[a]	25	26,063
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24 (Call 02/15/24)[a,b]	25	24,731
Freeport-McMoRan Inc.
3.10%, 03/15/20	35	34,552
3.88%, 03/15/23 (Call 12/15/22)	75	71,797
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	25	25,375

		182,518
OFFICE & BUSINESS EQUIPMENT — 0.25%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 05/31/18)	25	25,451

		25,451
PACKAGING & CONTAINERS — 4.45%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)[a]	300	300,442
Ball Corp.
4.00%, 11/15/23	35	34,312
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[a,b]	25	23,875
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[a]	40	40,250
5.75%, 10/15/20 (Call 05/31/18)[b]	48	48,819

		447,698

78	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
PHARMACEUTICALS — 2.59%
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 05/31/18)[a]	$60	$43,452
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 05/31/18)[a]	35	31,719
5.50%, 11/01/25 (Call 11/01/20)[a,b]	15	14,925
5.88%, 05/15/23 (Call 05/31/18)[a]	100	91,875
6.13%, 04/15/25 (Call 04/15/20)[a]	25	22,469
6.50%, 03/15/22 (Call 03/15/19)[a]	25	25,970
9.00%, 12/15/25 (Call 12/15/21)[a]	15	15,197
9.25%, 04/01/26 (Call 04/01/22)[a]	15	15,300

		260,907
PRIVATE EQUITY — 0.76%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 05/31/18)	25	25,577
6.25%, 02/01/22 (Call 02/01/19)	25	25,513
6.75%, 02/01/24 (Call 02/01/20)	25	25,563

		76,653
REAL ESTATE — 0.60%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a,b]	20	19,950
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)	15	14,783
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 12/01/21 (Call 05/31/18)[a]	25	25,337

		60,070
REAL ESTATE INVESTMENT TRUSTS — 2.94%
CyrusOne LP/CyrusOne Finance Corp.
5.38%, 03/15/27 (Call 03/15/22)	10	10,012
Equinix Inc.
5.38%, 04/01/23 (Call 06/05/18)	50	51,375
5.38%, 05/15/27 (Call 05/15/22)[b]	25	25,437
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	20	19,550
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)[a]	20	18,825
5.75%, 08/15/24 (Call 05/11/18)[b]	35	34,548
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	28,350

Security	Principal (000s)	Value
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	$15	$14,550
SBA Communications Corp.
4.88%, 09/01/24 (Call 09/01/19)	25	24,141
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[a]	45	44,241
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/31/18)[a]	10	9,775
8.25%, 10/15/23 (Call 04/15/19)[b]	15	14,422

		295,226
RETAIL — 2.82%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	25	23,903
5.00%, 10/15/25 (Call 10/15/20)[a]	25	24,133
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[a]	25	25,375
8.75%, 10/01/25 (Call 10/01/20)[a]	25	26,115
JC Penney Corp. Inc.
8.63%, 03/15/25 (Call 03/15/21)[a]	10	9,306
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[a]	25	23,946
L Brands Inc.
5.25%, 02/01/28	20	18,771
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 05/31/18)[a]	15	10,109
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a,b]	25	18,000
7.13%, 03/15/23 (Call 05/31/18)[a]	25	14,500
QVC Inc.
4.38%, 03/15/23	50	49,721
Rite Aid Corp.
6.13%, 04/01/23 (Call 05/31/18)[a,b]	25	25,406
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[a,b]	15	13,950

		283,235
SEMICONDUCTORS — 2.24%
NXP BV/NXP Funding LLC
4.13%, 06/01/21[a]	200	200,500

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Sensata Technologies BV
5.00%, 10/01/25[a]	$25	$24,879

		225,379
SOFTWARE — 3.41%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/31/18)[a]	20	19,950
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	40	39,200
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	50	50,291
5.75%, 01/15/24 (Call 01/15/19)[a]	25	25,391
7.00%, 12/01/23 (Call 12/01/18)[a,b]	50	52,312
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/16/18)	25	25,359
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[a]	25	26,118
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	25	25,960
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	50	50,596
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	25	27,812

		342,989
TELECOMMUNICATIONS — 8.79%
CenturyLink Inc.
Series S
6.45%, 06/15/21	50	51,125
Series T
5.80%, 03/15/22	25	24,875
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	25	25,500
CommScope Technologies LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	20	20,600
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[b]	35	21,428
8.50%, 04/01/26 (Call 04/01/21)[a]	25	24,179
10.50%, 09/15/22 (Call 06/15/22)	25	21,965
11.00%, 09/15/25 (Call 06/15/25)	50	38,500
Hughes Satellite Systems Corp.
6.63%, 08/01/26	30	29,976
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	11	9,621

Security	Principal (000s)	Value
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	$25	$21,000
7.25%, 10/15/20 (Call 05/31/18)	25	24,325
8.00%, 02/15/24 (Call 02/15/19)[a]	15	15,809
9.75%, 07/15/25 (Call 07/15/21)[a]	30	29,438
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 05/31/18)	25	16,938
8.13%, 06/01/23 (Call 06/15/18)	15	9,375
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	50	49,500
Sprint Communications Inc.
6.00%, 11/15/22	25	25,416
Sprint Corp.
7.13%, 06/15/24	50	51,812
7.25%, 09/15/21	50	53,062
7.63%, 03/01/26 (Call 11/01/25)	20	21,075
7.88%, 09/15/23	85	91,195
T-Mobile USA Inc.
6.38%, 03/01/25 (Call 09/01/19)[b]	100	104,750
Telecom Italia Capital SA
7.18%, 06/18/19	50	51,939
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	25	24,723
Windstream Services LLC/Windstream Finance Corp.
8.75%, 12/15/24 (Call 12/15/22)[a]	43	25,628

		883,754
TRANSPORTATION — 0.31%
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	30	30,975

		30,975
TRUCKING & LEASING — 0.50%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a]	50	49,813

		49,813

TOTAL CORPORATE BONDS & NOTES (Cost: $9,727,256)		9,754,490

80	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

April 30, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 21.77%

MONEY MARKET FUNDS — 21.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[f,g,h]	1,987	$1,987,210
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[f,g]	202	201,887

		2,189,097

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,188,975)		2,189,097

TOTAL INVESTMENTS IN SECURITIES — 118.77% (Cost: $11,916,231)		11,943,587
Other Assets, Less Liabilities — (18.77)%		(1,887,485)

NET ASSETS — 100.00%		$10,056,102

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[d]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[e]	Security is perpetual in nature with no stated maturity date.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,656	331	[b]	—	1,987	$1,987,210	$4,834	[c]	$(129)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	197	5	[b]	—	202	201,887	2,285		—	—

						$2,189,097	$7,119		$(129)	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD ex OIL & GAS CORPORATE BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$9,754,490	$—	$9,754,490
Money market funds	2,189,097	—	—	2,189,097

Total	$2,189,097	$9,754,490	$—	$11,943,587

See notes to financial statements.

82	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$3,624,945,106	$231,604,853	$58,963,591
Affiliated (Note 2)	803,863,802	47,618,019	8,567,213

Total cost of investments in securities	$4,428,808,908	$279,222,872	$67,530,804

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,587,100,604	$225,511,710	$57,432,251
Affiliated (Note 2)	803,910,727	47,619,738	8,567,607
Cash	3,610,667	—	—
Receivables:
Investment securities sold	6,844,948	—	1,264,341
Due from custodian (Note 4)	148,702	—	—
Dividends and interest	56,513,707	3,729,974	857,199
Capital shares sold	49,039	—	—

Total Assets	4,458,178,394	276,861,422	68,121,398

LIABILITIES
Payables:
Investment securities purchased	43,790,842	1,615,627	1,805,376
Collateral for securities on loan (Note 1)	683,439,591	43,785,615	7,901,898
Investment advisory fees (Note 2)	910,539	41,881	12,638

Total Liabilities	728,140,972	45,443,123	9,719,912

NET ASSETS	$3,730,037,422	$231,418,299	$58,401,486

Net assets consist of:
Paid-in capital	$3,804,044,623	$236,323,939	$59,705,034
Undistributed net investment income	16,397,066	1,133,191	196,086
Undistributed net realized gain (accumulated net realized loss)	(52,606,690)	52,593	31,312
Net unrealized depreciation	(37,797,577)	(6,091,424)	(1,530,946)

NET ASSETS	$3,730,037,422	$231,418,299	$58,401,486

Shares outstanding[b]	79,900,000	4,750,000	2,200,000

Net asset value per share	$46.68	$48.72	$26.55

[a]	Securities on loan with values of $657,097,435, $42,078,638 and $7,627,518, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2018

iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$9,727,256
Affiliated (Note 2)	2,188,975

Total cost of investments in securities	$11,916,231

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,754,490
Affiliated (Note 2)	2,189,097
Receivables:
Investment securities sold	15,833
Dividends and interest	160,227

Total Assets	12,119,647

LIABILITIES
Payables:
Investment securities purchased	72,298
Collateral for securities on loan (Note 1)	1,987,112
Investment advisory fees (Note 2)	4,135

Total Liabilities	2,063,545

NET ASSETS	$10,056,102

Net assets consist of:
Paid-in capital	$9,937,792
Undistributed net investment income	47,783
Undistributed net realized gain	43,171
Net unrealized appreciation	27,356

NET ASSETS	$10,056,102

Shares outstanding[b]	200,000

Net asset value per share	$50.28

[a]	Securities on loan with a value of $1,910,561. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

84	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$800,116	$24,350	$6,363
Interest — unaffiliated	101,299,450	5,077,140	1,245,280
Securities lending income — affiliated — net (Note 2)	2,045,164	66,678	16,075

Total investment income	104,144,730	5,168,168	1,267,718

EXPENSES
Investment advisory fees (Note 2)	5,451,477	190,757	55,247
Proxy fees	261	—	—

Total expenses	5,451,738	190,757	55,247

Net investment income	98,692,992	4,977,411	1,212,471

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,011,544)	55,779	(111,670)
Investments — affiliated (Note 2)	(74,091)	(3,186)	1,108
In-kind redemptions — unaffiliated	2,471,548	—	142,014

Net realized gain (loss)	(13,614,087)	52,593	31,452

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(57,937,026)	(5,945,267)	(2,241,040)
Investments — affiliated (Note 2)	21,893	1,719	178

Net change in unrealized appreciation/depreciation	(57,915,133)	(5,943,548)	(2,240,862)

Net realized and unrealized loss	(71,529,220)	(5,890,955)	(2,209,410)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,163,772	$(913,544)	$(996,939)

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2018

iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$2,285
Interest — unaffiliated	305,579
Securities lending income — affiliated — net (Note 2)	4,834

Total investment income	312,698

EXPENSES
Investment advisory fees (Note 2)	25,191

Total expenses	25,191

Net investment income	287,507

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	11,735
Investments — affiliated (Note 2)	(129)

Net realized gain	11,606

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(335,533)

Net change in unrealized appreciation/depreciation	(335,533)

Net realized and unrealized loss	(323,927)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,420)

See notes to financial statements.

86	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Period from October 25, 2017[a] to October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$98,692,992	$135,479,748	$4,977,411	$26,169
Net realized gain (loss)	(13,614,087)	8,151,406	52,593	—
Net change in unrealized appreciation/depreciation	(57,915,133)	8,773,122	(5,943,548)	(147,876)

Net increase (decrease) in net assets resulting from operations	27,163,772	152,404,276	(913,544)	(121,707)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(93,505,884)	(128,609,194)	(3,870,389)	—

Total distributions to shareholders	(93,505,884)	(128,609,194)	(3,870,389)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	338,306,814	2,386,905,730	186,205,332	50,118,607
Cost of shares redeemed	(144,912,909)	(37,033,642)	—	—

Net increase in net assets from capital share transactions	193,393,905	2,349,872,088	186,205,332	50,118,607

INCREASE IN NET ASSETS	127,051,793	2,373,667,170	181,421,399	49,996,900

NET ASSETS
Beginning of period	3,602,985,629	1,229,318,459	49,996,900	—

End of period	$3,730,037,422	$3,602,985,629	$231,418,299	$49,996,900

Undistributed net investment income included in net assets at end of period	$16,397,066	$11,209,958	$1,133,191	$26,169

SHARES ISSUED AND REDEEMED
Shares sold	7,200,000	50,400,000	3,750,000	1,000,000
Shares redeemed	(3,100,000)	(800,000)	—	—

Net increase in shares outstanding	4,100,000	49,600,000	3,750,000	1,000,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Fallen Angels USD Bond ETF		iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,212,471	$658,455	$287,507	$599,371
Net realized gain	31,452	218,196	11,606	61,629
Net change in unrealized appreciation/depreciation	(2,240,862)	119,156	(335,533)	48,008

Net increase (decrease) in net assets resulting from operations	(996,939)	995,807	(36,420)	709,008

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,079,865)	(626,864)	(287,968)	(583,830)
From net realized gain	(218,323)	(30,994)	—	—

Total distributions to shareholders	(1,298,188)	(657,858)	(287,968)	(583,830)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	72,113,278	4,157,946	2,507,410	5,202,993
Cost of shares redeemed	(26,620,800)	—	(2,507,410)	(5,202,993)

Net increase in net assets from capital share transactions	45,492,478	4,157,946	—	—

INCREASE (DECREASE) IN NET ASSETS	43,197,351	4,495,895	(324,388)	125,178

NET ASSETS
Beginning of period	15,204,135	10,708,240	10,380,490	10,255,312

End of period	$58,401,486	$15,204,135	$10,056,102	$10,380,490

Undistributed net investment income included in net assets at end of period	$196,086	$63,480	$47,783	$48,244

SHARES ISSUED AND REDEEMED
Shares sold	2,650,000	150,000	50,000	100,000
Shares redeemed	(1,000,000)	—	(50,000)	(100,000)

Net increase in shares outstanding	1,650,000	150,000	—	—

See notes to financial statements.

88	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$47.53	$46.92	$46.49	$49.63	$50.12	$49.78

Income from investment operations:
Net investment income[b]	1.26	2.65	2.64	2.49	2.20	0.07
Net realized and unrealized gain (loss)[c]	(0.91)	0.58	0.40	(3.37)	(0.72)	0.27

Total from investment operations	0.35	3.23	3.04	(0.88)	1.48	0.34

Less distributions from:
Net investment income	(1.20)	(2.62)	(2.61)	(2.26)	(1.97)	—

Total distributions	(1.20)	(2.62)	(2.61)	(2.26)	(1.97)	—

Net asset value, end of period	$46.68	$47.53	$46.92	$46.49	$49.63	$50.12

Total return	0.76%[d]	7.06%	6.88%	(1.84)%	2.99%	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,730,037	$3,602,986	$1,229,318	$864,643	$84,367	$25,061
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.38%	0.50%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	n/a	0.44%	0.50%	0.50%	n/a
Ratio of net investment income to average net assets[e]	5.43%	5.59%	5.80%	5.23%	4.39%	3.16%
Portfolio turnover rate[f]	20%[d]	35%	31%	25%	22%	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Broad USD High Yield Corporate Bond ETF

	Six months ended Apr. 30, 2018 (Unaudited)	Period from Oct. 25, 2017[a] to Oct. 31, 2017
Net asset value, beginning of period	$50.00	$50.00

Income from investment operations:
Net investment income[b]	1.40	0.03
Net realized and unrealized loss[c]	(1.63)	(0.03)

Total from investment operations	(0.23)	0.00

Less distributions from:
Net investment income	(1.05)	—

Total distributions	(1.05)	—

Net asset value, end of period	$48.72	$50.00

Total return	(0.45)%[d]	0.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$231,418	$49,997
Ratio of expenses to average net assets[e]	0.22%	0.22%
Ratio of net investment income to average net assets[e]	5.74%	3.19%
Portfolio turnover rate[f]	7%[d]	0%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Fallen Angels USD Bond ETF

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Period from Jun. 14, 2016[a] to Oct. 31, 2016
Net asset value, beginning of period	$27.64	$26.77	$25.00

Income from investment operations:
Net investment income[b]	0.73	1.62	0.60
Net realized and unrealized gain (loss)[c]	(0.80)	0.89	1.69

Total from investment operations	(0.07)	2.51	2.29

Less distributions from:
Net investment income	(0.68)	(1.56)	(0.52)
Net realized gain	(0.34)	(0.08)	—

Total distributions	(1.02)	(1.64)	(0.52)

Net asset value, end of period	$26.55	$27.64	$26.77

Total return	(0.26)%[d]	9.72%	9.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,401	$15,204	$10,708
Ratio of expenses to average net assets[e]	0.25%	0.33%	0.35%
Ratio of net investment income to average net assets[e]	5.49%	5.98%	6.02%
Portfolio turnover rate[f]	11%[d]	31%	8%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Period from Jun. 14, 2016[a] to Oct. 31, 2016
Net asset value, beginning of period	$51.90	$51.28	$49.48

Income from investment operations:
Net investment income[b]	1.44	3.00	1.09
Net realized and unrealized gain (loss)[c]	(1.62)	0.54	1.64

Total from investment operations	(0.18)	3.54	2.73

Less distributions from:
Net investment income	(1.44)	(2.92)	(0.93)

Total distributions	(1.44)	(2.92)	(0.93)

Net asset value, end of period	$50.28	$51.90	$51.28

Total return	(0.34)%[d]	7.09%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,056	$10,380	$10,255
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	5.71%	5.80%	5.61%
Portfolio turnover rate[f]	14%[d]	18%	7%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Non-diversified
Fallen Angels USD Bond	Non-diversified
iBoxx $ High Yield ex Oil & Gas Corporate Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

94	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$9,753,614	$9,753,614	$—
Barclays Capital Inc.	156,786,787	156,786,787	—
BNP Paribas New York Branch	9,918,663	9,918,663	—
BNP Paribas Prime Brokerage International Ltd.	4,204,957	4,204,957	—
BNP Paribas Securities Corp.	3,632,334	3,632,334	—
Citigroup Global Markets Inc.	85,504,712	85,504,712	—
Credit Suisse Securities (USA) LLC	51,666,814	51,666,814	—
Deutsche Bank Securities Inc.	18,437,901	18,437,901	—
Goldman Sachs & Co.	164,271,080	164,271,080	—
Jefferies LLC	9,379,475	9,379,475	—
JPMorgan Securities LLC	69,709,648	69,709,648	—
Merrill Lynch, Pierce, Fenner & Smith	53,423,440	53,423,440	—
State Street Bank & Trust Company	950,258	950,258	—
Wells Fargo Securities LLC	19,457,752	19,457,752	—

	$657,097,435	$657,097,435	$—

Broad USD High Yield Corporate Bond
BMO Capital Markets	$3,403,323	$3,403,323	$—
Citigroup Global Markets Inc.	8,979,075	8,979,075	—
Credit Suisse Securities (USA) LLC	5,793,533	5,793,533	—
Jefferies LLC	1,050,495	1,050,495	—
JPMorgan Securities LLC	10,945,074	10,945,074	—
Merrill Lynch, Pierce, Fenner & Smith	2,624,294	2,624,294	—
Morgan Stanley & Co. LLC	1,713,312	1,713,312	—
Nomura Securities International Inc.	666,510	666,510	—
RBC Capital Markets LLC	6,903,022	6,903,022	—

	$42,078,638	$42,078,638	$—

96	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Fallen Angels USD Bond
BMO Capital Markets	$206,543	$206,543	$—
BNP Paribas New York Branch	287,438	287,438	—
BNP Paribas Securities Corp.	244,125	244,125	—
Citigroup Global Markets Inc.	1,537,125	1,537,125	—
Credit Suisse Securities (USA) LLC	170,043	170,043	—
JPMorgan Securities LLC	3,022,561	3,022,561	—
Morgan Stanley & Co. LLC	1,952,683	1,952,683	—
Scotia Capital (USA) Inc.	207,000	207,000	—

	$7,627,518	$7,627,518	$—

iBoxx $ High Yield ex Oil & Gas Corporate Bond
BMO Capital Markets	$244,186	$244,186	$—
BNP Paribas New York Branch	52,319	52,319	—
BNP Paribas Securities Corp.	22,734	22,734	—
Citigroup Global Markets Inc.	371,154	371,154	—
Credit Suisse Securities (USA) LLC	339,419	339,419	—
JPMorgan Securities LLC	686,077	686,077	—
Morgan Stanley & Co. LLC	194,672	194,672	—

	$1,910,561	$1,910,561	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.22
Fallen Angels USD Bond	0.25
iBoxx $ High Yield ex Oil & Gas Corporate Bond	0.50

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
0-5 Year High Yield Corporate Bond	$581,444
Broad USD High Yield Corporate Bond	22,350
Fallen Angels USD Bond	4,974
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1,393

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their

98	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of April 30, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Broad USD High Yield Corporate Bond	1	11%
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1	75

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

iShares ETF	Purchases	Sales
0-5 Year High Yield Corporate Bond	$747,689,270	$705,688,641
Broad USD High Yield Corporate Bond	28,305,157	11,107,739
Fallen Angels USD Bond	28,389,216	4,763,952
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1,383,174	1,438,549

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$327,950,834	$139,890,407
Broad USD High Yield Corporate Bond	168,337,693	—
Fallen Angels USD Bond	47,494,686	25,864,932

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their

100	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Fund’s fiscal year end, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
0-5 Year High Yield Corporate Bond	$38,854,074

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$4,428,947,437	$23,831,956	$(61,768,062)	$(37,936,106)
Broad USD High Yield Corporate Bond	279,222,872	738,921	(6,830,345)	(6,091,424)
Fallen Angels USD Bond	67,530,944	253,321	(1,784,407)	(1,531,086)
iBoxx $ High Yield ex Oil & Gas Corporate Bond	11,916,347	229,518	(202,278)	27,240

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

102	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
0-5 Year High Yield Corporate Bond	$1.200789	$—	$0.000449	$1.201238	100%	—%	0%[a]		100%
Broad USD High Yield Corporate Bond	1.052341	—	0.000987	1.053328	100	—	0	[a]	100
Fallen Angels USD Bond	0.651093	0.335882	0.032932	1.019907	64	33	3		100
iBoxx $ High Yield ex Oil & Gas Corporate Bond	1.438874	—	0.000964	1.439838	100	—	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	103

General Information

iSHARES® TRUST

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

104	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	105

Notes:

106	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC or Markit Indices Limited. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1020-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
➢	iShares 5-10 Year Investment Grade Corporate Bond ETF | MLQD | Cboe BZX
➢	iShares 10+ Year Investment Grade Corporate Bond ETF | LLQD | Cboe BZX

Fund Performance Overview

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

Performance as of April 30, 2018

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -0.77%, net of fees, while the total return for the Index was -0.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.37%	0.31%	0.38%	0.37%	0.31%	0.38%
Since Inception	1.46%	1.48%	1.59%	6.79%	6.88%	7.41%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$992.30	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 4/30/18

Sector	Percentage of Total Investments [1]
Financial	42.12%
Consumer Non-Cyclical	17.06
Energy	8.12
Communications	7.85
Technology	7.68
Consumer Cyclical	6.80
Industrial	5.70
Utilities	2.86
Basic Materials	1.81

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	1.95%
Aa	13.21
A	45.13
Baa	37.26
Ba	1.71
Not Rated	0.74

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

Performance as of April 30, 2018

The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the Markit iBoxx USD Liquid Invetment Grade Intermediate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -3.20%, net of fees, while the total return for the Index was -3.18%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(3.05)%	(2.85)%	(2.98)%

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$968.00	$0.29	$1,000.00	$1,024.50	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 4/30/18

Sector	Percentage of Total Investments [1]
Financial	34.92%
Consumer Non-Cyclical	19.48
Energy	10.63
Technology	10.41
Communications	9.71
Industrial	5.18
Consumer Cyclical	4.98
Utilities	3.11
Basic Materials	1.58

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	2.81%
Aa	8.57
A	35.77
Baa	49.44
Ba	2.63
Not Rated	0.78

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

Performance as of April 30, 2018

The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the Markit iBoxx USD Liquid Investment Grade Long Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -3.86%, net of fees, while the total return for the Index was -3.89%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(2.13)%	(2.22)%	(2.26)%

The inception date of the Fund was 9/12/17. The first day of secondary market trading was 9/14/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$961.40	$0.29	$1,000.00	$1,024.50	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 4/30/18

Sector	Percentage of Total Investments [1]
Consumer Non-Cyclical	20.65%
Financial	18.94
Communications	16.32
Energy	12.04
Industrial	8.24
Technology	7.97
Utilities	7.50
Consumer Cyclical	4.85
Basic Materials	3.49

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	4.38%
Aa	6.01
A	41.90
Baa	43.19
Ba	4.14
Not Rated	0.38

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.98%

ADVERTISING — 0.23%
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	$705	$705,516
6.25%, 07/15/19	585	606,951
WPP Finance 2010
3.63%, 09/07/22	505	498,318

		1,810,785
AEROSPACE & DEFENSE — 1.40%
Boeing Co. (The)
4.88%, 02/15/20	850	881,611
6.00%, 03/15/19	290	298,270
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	25	23,881
L3 Technologies Inc.
4.75%, 07/15/20	425	438,575
4.95%, 02/15/21 (Call 11/15/20)	700	725,841
5.20%, 10/15/19	430	442,717
Lockheed Martin Corp.
1.85%, 11/23/18	60	59,733
2.50%, 11/23/20 (Call 10/23/20)	1,159	1,145,155
3.35%, 09/15/21	45	45,200
4.25%, 11/15/19	67	68,392
Northrop Grumman Corp.
2.08%, 10/15/20	437	426,445
2.55%, 10/15/22 (Call 09/15/22)	1,065	1,026,026
3.50%, 03/15/21	385	388,189
5.05%, 08/01/19	324	332,590
Raytheon Co.
3.13%, 10/15/20	1,015	1,018,237
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)[a]	910	883,273
United Technologies Corp.
1.50%, 11/01/19	100	97,966
3.10%, 06/01/22	825	813,623
4.50%, 04/15/20	2,042	2,101,619

		11,217,343
AGRICULTURE — 1.47%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	1,037	1,031,120
2.85%, 08/09/22	350	340,842
4.75%, 05/05/21	1,435	1,493,176

Security	Principal (000s)	Value
9.25%, 08/06/19	$5	$5,393
9.70%, 11/10/18	139	144,086
BAT Capital Corp.
2.30%, 08/14/20[b]	733	716,955
2.76%, 08/15/22 (Call 07/15/22)[a,b]	1,385	1,331,244
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	150	150,233
8.50%, 06/15/19	96	101,464
Philip Morris International Inc.
1.38%, 02/25/19[a]	25	24,753
1.63%, 02/21/19	175	173,530
1.88%, 01/15/19	760	756,423
1.88%, 02/25/21 (Call 01/25/21)	1,489	1,436,920
2.00%, 02/21/20	935	918,936
2.38%, 08/17/22 (Call 07/17/22)	665	636,919
2.50%, 08/22/22	500	480,858
2.63%, 02/18/22 (Call 01/18/22)	275	267,548
4.50%, 03/26/20	50	51,389
Reynolds American Inc.
2.30%, 06/12/18	535	534,579
3.25%, 06/12/20	809	808,326
6.88%, 05/01/20	335	357,849
8.13%, 06/23/19	25	26,392

		11,788,935
AIRLINES — 0.09%
Delta Air Lines Inc.
2.88%, 03/13/20	25	24,851
3.63%, 03/15/22 (Call 02/15/22)	635	628,397
3.80%, 04/19/23 (Call 03/19/23)	75	74,383

		727,631
AUTO MANUFACTURERS — 4.10%
American Honda Finance Corp.
1.20%, 07/12/19	1,127	1,106,160
1.65%, 07/12/21	503	480,430
1.70%, 02/22/19[a]	215	213,382
1.70%, 09/09/21	45	42,863
2.00%, 02/14/20	580	570,487
2.13%, 10/10/18[a]	578	576,749
2.25%, 08/15/19	385	382,325
2.45%, 09/24/20[a]	400	394,447
2.60%, 11/16/22[a]	326	316,468
Ford Motor Credit Co. LLC
2.24%, 06/15/18	300	299,779
2.34%, 11/02/20	1,250	1,216,464

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.46%, 03/27/20	$424	$417,368
2.68%, 01/09/20[a]	925	917,263
2.94%, 01/08/19	1,050	1,051,342
2.98%, 08/03/22 (Call 07/03/22)[a]	500	480,320
3.20%, 01/15/21	2,415	2,392,522
3.34%, 03/18/21	750	744,176
3.34%, 03/28/22 (Call 02/28/22)	550	538,129
5.88%, 08/02/21	850	905,260
8.13%, 01/15/20	850	917,124
General Motors Co.
3.50%, 10/02/18[a]	820	822,859
General Motors Financial Co. Inc.
2.35%, 10/04/19	185	183,072
2.40%, 05/09/19	1,255	1,248,315
3.10%, 01/15/19[a]	1,005	1,005,369
3.15%, 01/15/20 (Call 12/15/19)	545	544,272
3.15%, 06/30/22 (Call 05/30/22)	1,000	972,246
3.20%, 07/13/20 (Call 06/13/20)	1,190	1,185,872
3.20%, 07/06/21 (Call 06/06/21)	1,212	1,196,284
3.25%, 01/05/23 (Call 12/05/22)	289	279,802
3.45%, 01/14/22 (Call 12/14/21)	1,400	1,383,316
3.45%, 04/10/22 (Call 02/10/22)	25	24,650
3.50%, 07/10/19	50	50,288
3.55%, 04/09/21	50	50,043
4.20%, 03/01/21 (Call 02/01/21)	825	838,804
Toyota Motor Credit Corp.
1.40%, 05/20/19[a]	1,115	1,102,188
1.55%, 07/13/18[a]	1,025	1,023,045
1.70%, 02/19/19[a]	1,355	1,345,581
1.90%, 04/08/21	835	808,773
1.95%, 04/17/20	600	589,063
2.00%, 10/24/18[a]	350	349,349
2.13%, 07/18/19[a]	676	670,993
2.15%, 03/12/20	795	784,831
2.15%, 09/08/22	516	491,898
2.60%, 01/11/22	575	562,709
2.70%, 01/11/23[a]	760	739,158
3.30%, 01/12/22	610	611,461

		32,827,299
BANKS — 34.25%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	300	293,075

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	$450	$447,783
2.25%, 11/09/20	250	244,238
2.55%, 11/23/21	750	729,136
2.63%, 05/19/22	600	580,084
2.63%, 11/09/22	500	480,942
Banco Santander SA
3.13%, 02/23/23	400	384,759
3.50%, 04/11/22	400	394,865
3.85%, 04/12/23	600	595,485
Bank of America Corp.
2.37%, 07/21/21 (Call 07/21/20)[c,d]	595	583,863
2.50%, 10/21/22 (Call 10/21/21)	250	239,044
2.60%, 01/15/19	882	882,225
2.63%, 10/19/20	1,125	1,111,803
2.63%, 04/19/21	1,100	1,081,507
2.65%, 04/01/19	2,260	2,260,423
2.74%, 01/23/22 (Call 01/23/21)[c,d]	1,000	983,358
2.88%, 04/24/23 (Call 04/24/22)[c,d]	750	728,577
3.00%, 12/20/23 (Call 12/20/22)[b,c,d]	4,124	3,998,485
5.00%, 05/13/21[a]	250	262,327
5.49%, 03/15/19	100	102,209
5.63%, 07/01/20	1,025	1,077,965
5.65%, 05/01/18	470	470,000
5.70%, 01/24/22	950	1,027,384
6.88%, 11/15/18[a]	150	153,350
Series L
2.25%, 04/21/20[a]	925	910,643
Bank of America N.A.
1.75%, 06/05/18	500	499,716
Bank of Montreal
1.50%, 07/18/19	1,605	1,580,002
1.90%, 08/27/21	750	717,913
2.35%, 09/11/22	750	715,724
2.38%, 01/25/19 (Call 12/25/18)[a]	1,065	1,062,882
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	1,051	1,019,188
2.10%, 08/01/18 (Call 07/02/18)	130	129,923
2.10%, 01/15/19 (Call 12/15/18)[a]	827	824,454
2.30%, 09/11/19 (Call 08/11/19)	161	159,689
2.45%, 11/27/20 (Call 10/27/20)	815	803,079
2.60%, 02/07/22 (Call 01/07/22)	880	857,478

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.55%, 09/23/21 (Call 08/23/21)	$255	$257,905
5.45%, 05/15/19[a]	379	389,638
Series G
2.15%, 02/24/20 (Call 01/24/20)	930	917,911
2.20%, 05/15/19 (Call 04/15/19)[a]	594	591,403
Bank of Nova Scotia (The)
1.65%, 06/14/19	728	718,876
2.05%, 10/30/18[a]	596	594,972
2.05%, 06/05/19	40	39,681
2.15%, 07/14/20	523	512,372
2.35%, 10/21/20	465	455,812
2.45%, 03/22/21	614	600,386
2.45%, 09/19/22	1,050	1,007,446
2.80%, 07/21/21	400	395,107
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	245	240,628
Barclays PLC
2.88%, 06/08/20	700	691,806
3.20%, 08/10/21	575	567,023
3.25%, 01/12/21	1,375	1,363,509
3.68%, 01/10/23 (Call 01/10/22)	1,000	986,127
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	1,200	1,199,150
2.15%, 02/01/21 (Call 01/01/21)[a]	358	348,687
2.25%, 02/01/19 (Call 01/02/19)	521	519,224
2.45%, 01/15/20 (Call 12/15/19)	175	173,364
2.63%, 06/29/20 (Call 05/29/20)	872	863,208
2.75%, 04/01/22 (Call 03/01/22)	837	818,531
6.85%, 04/30/19	523	544,272
BNP Paribas SA
2.45%, 03/17/19	506	504,725
5.00%, 01/15/21	1,125	1,180,205
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
2.40%, 12/12/18[a]	1,765	1,762,832
2.70%, 08/20/18[a]	650	650,546
BPCE SA
2.25%, 01/27/20	850	839,545
2.50%, 07/15/19	1,102	1,094,759
2.75%, 12/02/21	400	389,590
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,250	1,234,585
2.63%, 01/15/22 (Call 12/15/21)	375	365,355
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	405	398,009

Security	Principal (000s)	Value
2.10%, 10/05/20	$506	$493,708
2.55%, 06/16/22	87	84,337
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	1,512	1,507,728
2.50%, 05/12/20 (Call 04/12/20)	910	895,821
3.05%, 03/09/22 (Call 02/09/22)	1,265	1,238,657
3.20%, 01/30/23 (Call 12/30/22)	50	48,520
3.45%, 04/30/21 (Call 03/30/21)	500	499,925
4.75%, 07/15/21	50	51,934
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	975	936,323
2.35%, 01/31/20 (Call 12/31/19)	825	812,054
2.65%, 08/08/22 (Call 07/08/22)	600	573,752
2.95%, 07/23/21 (Call 06/23/21)	300	295,011
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,250	1,224,093
Citigroup Inc.
1.75%, 05/01/18	25	25,000
2.05%, 12/07/18[a]	1,436	1,430,587
2.05%, 06/07/19	727	720,937
2.15%, 07/30/18[a]	760	759,241
2.35%, 08/02/21	781	756,426
2.40%, 02/18/20	824	815,183
2.50%, 09/26/18[a]	480	479,768
2.50%, 07/29/19	786	782,374
2.55%, 04/08/19[a]	930	928,091
2.65%, 10/26/20	994	980,114
2.70%, 03/30/21	1,680	1,653,319
2.70%, 10/27/22 (Call 09/27/22)	315	303,445
2.75%, 04/25/22 (Call 03/25/22)	1,035	1,005,484
2.90%, 12/08/21 (Call 11/08/21)	1,260	1,236,652
3.14%, 01/24/23 (Call 01/24/22)[c,d]	900	884,075
4.05%, 07/30/22	305	308,503
4.50%, 01/14/22	841	871,359
5.38%, 08/09/20	500	523,838
8.50%, 05/22/19	100	105,867
Citizens Bank N.A./Providence RI
2.25%, 10/30/20 (Call 09/30/20)	750	731,390
2.55%, 05/13/21 (Call 04/13/21)	425	415,856
2.65%, 05/26/22 (Call 04/26/22)	810	781,864
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	1,150	1,146,358
2.50%, 09/20/18[a]	500	499,674
2.55%, 03/15/21	1,050	1,029,556

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	$500	$481,901
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,615	1,641,530
3.95%, 11/09/22	700	698,679
4.50%, 01/11/21[a]	500	516,732
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,000	981,230
2.25%, 01/14/20	250	246,868
2.50%, 01/19/21	550	540,471
2.75%, 01/10/22	470	459,720
2.75%, 01/10/23	1,000	968,032
Credit Suisse AG/New York NY
2.30%, 05/28/19	1,000	994,350
3.00%, 10/29/21	1,022	1,010,670
5.30%, 08/13/19	808	832,201
5.40%, 01/14/20	790	817,501
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	600	594,950
3.13%, 12/10/20	1,500	1,491,053
3.80%, 09/15/22	500	500,085
Deutsche Bank AG
2.85%, 05/10/19	1,698	1,693,735
2.95%, 08/20/20	349	342,868
3.13%, 01/13/21	345	338,994
3.38%, 05/12/21[a]	1,008	991,910
4.25%, 10/14/21	950	957,728
Deutsche Bank AG/London
2.50%, 02/13/19[a]	1,156	1,150,613
Deutsche Bank AG/New York NY
3.15%, 01/22/21	450	442,090
3.30%, 11/16/22	650	624,361
3.95%, 02/27/23	25	24,602
Discover Bank
2.60%, 11/13/18 (Call 10/12/18)	325	324,627
3.10%, 06/04/20 (Call 05/04/20)	1,000	995,287
3.35%, 02/06/23 (Call 01/06/23)	500	489,422
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)[a]	749	746,324
2.60%, 06/15/22 (Call 05/15/22)	750	724,045
2.88%, 07/27/20 (Call 06/27/20)	680	676,368
4.50%, 06/01/18	177	177,251
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	510	500,883

Security	Principal (000s)	Value
2.20%, 10/30/20 (Call 09/30/20)	$450	$439,471
2.30%, 03/15/19 (Call 02/15/19)[a]	700	697,771
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	603	598,451
2.30%, 12/13/19 (Call 11/13/19)	1,433	1,418,180
2.55%, 10/23/19	1,327	1,320,484
2.60%, 04/23/20 (Call 03/23/20)	1,045	1,035,280
2.60%, 12/27/20 (Call 12/27/19)	1,674	1,649,064
2.63%, 01/31/19[a]	1,380	1,379,662
2.63%, 04/25/21 (Call 03/25/21)	1,416	1,385,696
2.75%, 09/15/20 (Call 08/15/20)	975	964,689
2.88%, 02/25/21 (Call 01/25/21)	2,315	2,288,872
2.88%, 10/31/22 (Call 10/31/21)[c,d]	619	603,063
2.90%, 07/19/18[a]	725	725,832
3.20%, 02/23/23 (Call 01/23/23)	1,100	1,075,024
3.63%, 01/22/23	785	780,992
5.25%, 07/27/21	1,542	1,629,715
5.38%, 03/15/20	940	979,733
5.75%, 01/24/22	365	392,798
7.50%, 02/15/19	1,671	1,734,100
Series D
6.00%, 06/15/20	667	705,346
HSBC Holdings PLC
2.65%, 01/05/22[a]	1,000	969,031
2.95%, 05/25/21	650	642,220
3.26%, 03/13/23 (Call 03/13/22)[c,d]	1,570	1,544,440
3.40%, 03/08/21	1,050	1,052,381
4.00%, 03/30/22[a]	1,593	1,624,062
4.88%, 01/14/22	400	418,146
5.10%, 04/05/21[a]	670	703,758
HSBC USA Inc.
2.00%, 08/07/18	850	848,710
2.35%, 03/05/20	500	493,323
2.75%, 08/07/20	750	743,465
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	950	913,522
3.15%, 03/14/21 (Call 02/14/21)	723	720,628
Huntington National Bank (The)
2.00%, 06/30/18[a]	250	249,810
2.20%, 04/01/19 (Call 03/01/19)	300	298,708
ING Groep NV
3.15%, 03/29/22[a]	450	442,575
JPMorgan Chase & Co.
1.63%, 05/15/18	825	824,848

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
1.85%, 03/22/19 (Call 02/22/19)[a]	$262	$260,257
2.20%, 10/22/19[a]	653	646,330
2.25%, 01/23/20 (Call 12/23/19)[a]	2,550	2,521,154
2.30%, 08/15/21 (Call 08/15/20)	2,106	2,042,497
2.35%, 01/28/19[a]	1,100	1,098,505
2.40%, 06/07/21 (Call 05/07/21)	1,438	1,399,234
2.55%, 10/29/20 (Call 09/29/20)	1,079	1,063,495
2.55%, 03/01/21 (Call 02/01/21)	2,291	2,247,333
2.75%, 06/23/20 (Call 05/23/20)	1,240	1,231,253
2.78%, 04/25/23 (Call 04/25/22)[c,d]	500	485,345
2.97%, 01/15/23 (Call 01/15/22)	250	243,540
3.20%, 01/25/23	1,040	1,025,279
3.25%, 09/23/22	365	360,800
3.56%, 04/23/24 (Call 04/23/23)[c,d]	750	745,522
4.25%, 10/15/20	1,238	1,270,508
4.50%, 01/24/22[a]	1,719	1,783,461
4.95%, 03/25/20	540	558,867
6.30%, 04/23/19	1,363	1,410,605
JPMorgan Chase Bank N.A.
3.09%, 04/26/21 (Call 04/26/20)[c,d]	300	299,856
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	500	477,795
2.35%, 03/08/19	850	847,330
KeyCorp.
2.30%, 12/13/18 (Call 11/13/18)[a]	1,540	1,537,804
2.90%, 09/15/20	785	779,410
Lloyds Banking Group PLC
3.00%, 01/11/22	550	539,120
3.10%, 07/06/21	750	743,969
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	355	346,672
2.10%, 02/06/20 (Call 01/06/20)	285	280,195
2.63%, 01/25/21 (Call 12/25/20)	500	492,683
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	900	865,437
2.67%, 07/25/22	784	757,941
2.95%, 03/01/21	1,450	1,435,847
3.46%, 03/02/23	300	297,730
Mizuho Financial Group Inc.
2.60%, 09/11/22	400	382,826
2.95%, 02/28/22	650	633,855
3.55%, 03/05/23[a]	750	743,299
Morgan Stanley
2.20%, 12/07/18[a]	56	55,877

Security	Principal (000s)	Value
2.38%, 07/23/19	$1,102	$1,096,925
2.45%, 02/01/19	1,394	1,393,222
2.50%, 01/24/19[a]	1,445	1,443,843
2.50%, 04/21/21	1,541	1,506,329
2.63%, 11/17/21	2,148	2,090,439
2.65%, 01/27/20	1,200	1,192,200
2.80%, 06/16/20	1,505	1,494,974
3.13%, 01/23/23	850	829,720
3.74%, 04/24/24 (Call 04/24/23)[c,d]	455	454,514
3.75%, 02/25/23[a]	1,200	1,204,103
4.88%, 11/01/22	220	228,268
5.50%, 01/26/20	407	423,435
5.50%, 07/24/20	1,180	1,239,610
5.50%, 07/28/21	945	1,004,271
5.63%, 09/23/19	1,055	1,092,257
5.75%, 01/25/21	790	839,252
7.30%, 05/13/19	925	967,303
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	400	393,426
National Australia Bank Ltd./New York
1.88%, 07/12/21	500	478,164
2.00%, 01/14/19	500	497,772
2.13%, 05/22/20	640	627,714
2.50%, 05/22/22	1,550	1,494,663
2.63%, 01/14/21	500	492,293
2.80%, 01/10/22	525	514,305
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	950	931,249
PNC Bank N.A.
1.60%, 06/01/18 (Call 05/31/18)[e]	800	799,422
1.70%, 12/07/18 (Call 11/07/18)[e]	550	546,826
1.80%, 11/05/18 (Call 10/06/18)[a,e]	900	896,139
1.95%, 03/04/19 (Call 02/02/19)[e]	900	895,305
2.00%, 05/19/20 (Call 04/19/20)[a,e]	500	489,733
2.15%, 04/29/21 (Call 03/30/21)[e]	350	339,333
2.30%, 06/01/20 (Call 05/02/20)[e]	400	393,718
2.45%, 11/05/20 (Call 10/06/20)[e]	250	245,769
2.45%, 07/28/22 (Call 06/28/22)[a,e]	750	721,354
2.55%, 12/09/21 (Call 11/09/21)[a,e]	250	243,533
2.63%, 02/17/22 (Call 01/18/22)[e]	600	583,496
2.70%, 11/01/22 (Call 10/01/22)[e]	300	288,457
2.95%, 01/30/23 (Call 12/30/22)[e]	1,000	967,873
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20[e]	65	67,414

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
6.88%, 05/15/19[e]	$361	$376,116
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	825	823,098
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	535	515,871
3.20%, 02/08/21 (Call 01/08/21)[a]	155	154,207
Royal Bank of Canada
1.50%, 07/29/19	1,125	1,107,580
1.63%, 04/15/19[a]	1,075	1,064,790
2.00%, 12/10/18[a]	172	171,324
2.13%, 03/02/20	402	395,388
2.15%, 03/15/19[a]	758	755,434
2.15%, 10/26/20	526	513,726
2.20%, 07/27/18[a]	840	839,174
2.35%, 10/30/20[a]	945	927,092
2.50%, 01/19/21	815	800,193
2.75%, 02/01/22	375	367,366
3.20%, 04/30/21	500	500,180
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	635	626,615
2.70%, 05/24/19 (Call 04/24/19)	75	74,717
3.40%, 01/18/23 (Call 12/18/22)	115	111,401
3.70%, 03/28/22 (Call 02/28/22)	1,060	1,051,651
Santander UK Group Holdings PLC
2.88%, 08/05/21	500	488,722
3.13%, 01/08/21	1,377	1,367,644
3.57%, 01/10/23 (Call 01/10/22)	500	490,375
Santander UK PLC
2.00%, 08/24/18	635	633,596
2.35%, 09/10/19	377	373,985
2.38%, 03/16/20	195	192,312
2.50%, 03/14/19[a]	904	901,541
3.05%, 08/23/18	741	741,746
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	450	428,495
2.80%, 03/11/22	650	634,740
State Street Corp.
1.95%, 05/19/21	950	917,932
2.55%, 08/18/20	811	804,866
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	500	497,686
2.05%, 01/18/19	750	746,749
2.45%, 01/10/19	750	749,007
2.45%, 01/16/20	950	939,531
2.51%, 01/17/20	1,000	990,230

Security	Principal (000s)	Value
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	$400	$384,113
2.78%, 07/12/22	550	533,359
2.78%, 10/18/22	1,516	1,464,906
2.85%, 01/11/22	900	879,142
2.93%, 03/09/21	666	659,760
3.10%, 01/17/23	1,025	1,000,362
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)[a]	360	355,407
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)[a]	595	594,446
2.50%, 05/01/19 (Call 04/01/19)	635	633,868
2.70%, 01/27/22 (Call 12/27/21)	775	753,818
2.90%, 03/03/21 (Call 02/03/21)	735	727,402
Svenska Handelsbanken AB
1.50%, 09/06/19	500	490,638
2.40%, 10/01/20	600	589,516
2.45%, 03/30/21	1,250	1,221,988
Toronto-Dominion Bank (The)
1.45%, 08/13/19	125	122,928
1.75%, 07/23/18[a]	371	370,284
1.80%, 07/13/21	1,341	1,282,783
1.90%, 10/24/19	500	493,161
1.95%, 01/22/19[a]	1,070	1,064,946
2.13%, 07/02/19[a]	118	117,209
2.13%, 04/07/21	760	737,106
2.25%, 11/05/19	841	833,722
2.50%, 12/14/20	780	767,925
2.55%, 01/25/21	820	806,984
2.63%, 09/10/18[a]	925	924,972
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)[a]	1,337	1,333,377
2.20%, 04/25/19 (Call 03/25/19)	1,087	1,082,919
2.35%, 01/29/21 (Call 12/29/20)	1,695	1,662,664
2.95%, 07/15/22 (Call 06/15/22)	115	112,636
3.00%, 03/15/22 (Call 02/15/22)[a]	195	193,140
Series V
2.63%, 01/24/22 (Call 12/23/21)	1,190	1,164,755
UBS AG/Stamford CT
2.35%, 03/26/20	1,000	985,487
2.38%, 08/14/19	1,010	1,003,589
Wells Fargo & Co.
2.10%, 07/26/21	1,755	1,687,221
2.13%, 04/22/19	1,809	1,799,947
2.15%, 01/15/19[a]	802	799,746

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.50%, 03/04/21	$1,525	$1,493,390
2.55%, 12/07/20	1,065	1,047,662
2.60%, 07/22/20	1,702	1,684,797
2.63%, 07/22/22	1,390	1,337,251
3.00%, 01/22/21[a]	1,118	1,111,649
3.07%, 01/24/23 (Call 01/24/22)	1,770	1,720,971
3.50%, 03/08/22	685	683,759
4.60%, 04/01/21	275	284,814
Series M
3.45%, 02/13/23	775	758,192
Series N
2.15%, 01/30/20	911	899,112
Wells Fargo Bank N.A.
1.80%, 11/28/18[a]	600	597,319
2.15%, 12/06/19	450	444,403
2.60%, 01/15/21	526	516,818
Westpac Banking Corp.
1.60%, 08/19/19	693	681,778
1.95%, 11/23/18[a]	250	249,002
2.00%, 08/19/21	395	379,043
2.10%, 05/13/21	830	802,053
2.15%, 03/06/20	589	579,245
2.25%, 07/30/18	475	474,644
2.25%, 01/17/19[a]	1,042	1,038,620
2.30%, 05/26/20[a]	519	510,742
2.50%, 06/28/22	1,115	1,074,105
2.60%, 11/23/20	735	724,810
2.80%, 01/11/22	445	436,986
4.88%, 11/19/19	966	994,724

		274,275,971
BEVERAGES — 2.48%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	4,037	3,991,471
3.30%, 02/01/23 (Call 12/01/22)	3,175	3,149,995
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	975	942,825
3.75%, 01/15/22	40	40,625
Coca-Cola Co. (The)
1.38%, 05/30/19[a]	259	255,737
1.55%, 09/01/21	905	863,250
1.65%, 11/01/18[a]	510	507,792
1.88%, 10/27/20	518	506,277
2.20%, 05/25/22	120	115,838
2.45%, 11/01/20	440	435,969

Security	Principal (000s)	Value
3.15%, 11/15/20	$532	$535,896
Constellation Brands Inc.
2.25%, 11/06/20	500	488,075
2.70%, 05/09/22 (Call 04/09/22)	550	530,726
3.20%, 02/15/23 (Call 01/15/23)	595	580,425
3.75%, 05/01/21	12	12,116
Diageo Investment Corp.
2.88%, 05/11/22[a]	300	295,083
Molson Coors Brewing Co.
1.45%, 07/15/19	415	407,120
2.10%, 07/15/21 (Call 06/15/21)	1,100	1,054,243
PepsiCo Inc.
1.50%, 02/22/19[a]	823	815,956
1.55%, 05/02/19	26	25,768
1.70%, 10/06/21 (Call 09/06/21)	300	287,249
1.85%, 04/30/20 (Call 03/30/20)	784	769,532
2.00%, 04/15/21 (Call 03/15/21)	500	486,727
2.15%, 10/14/20 (Call 09/14/20)	1,125	1,107,954
2.25%, 01/07/19 (Call 12/07/18)	300	299,664
2.75%, 03/01/23	500	489,601
3.00%, 08/25/21	783	782,706
3.10%, 07/17/22 (Call 05/17/22)	65	64,835

		19,843,455
BIOTECHNOLOGY — 1.72%
Amgen Inc.
1.90%, 05/10/19	40	39,666
2.13%, 05/01/20 (Call 04/01/20)	775	760,733
2.20%, 05/22/19 (Call 04/22/19)[a]	933	928,417
2.20%, 05/11/20	740	727,431
2.65%, 05/11/22 (Call 04/11/22)	1,405	1,360,940
3.45%, 10/01/20	75	75,546
3.88%, 11/15/21 (Call 08/15/21)	911	926,887
5.70%, 02/01/19	690	705,266
Biogen Inc.
2.90%, 09/15/20	1,474	1,467,013
Celgene Corp.
2.25%, 05/15/19	246	244,225
2.75%, 02/15/23 (Call 01/15/23)	1,025	978,699
2.88%, 08/15/20[a]	668	663,409
3.55%, 08/15/22	875	870,393
3.95%, 10/15/20	275	279,117
Gilead Sciences Inc.
1.85%, 09/04/18	420	419,024
2.05%, 04/01/19	635	631,850

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.35%, 02/01/20	$50	$49,582
2.55%, 09/01/20	1,044	1,034,884
3.25%, 09/01/22 (Call 07/01/22)[a]	51	50,927
4.40%, 12/01/21 (Call 09/01/21)[a]	1,115	1,155,223
4.50%, 04/01/21 (Call 01/01/21)	420	434,643

		13,803,875
CHEMICALS — 1.39%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	485	472,232
4.25%, 11/15/20 (Call 08/15/20)	716	732,451
8.55%, 05/15/19	1,607	1,701,778
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,159	1,151,503
EI du Pont de Nemours & Co.
2.80%, 02/15/23	25	24,155
3.63%, 01/15/21	630	638,209
4.63%, 01/15/20	309	317,843
6.00%, 07/15/18	1,491	1,500,686
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	979	993,384
Monsanto Co.
2.13%, 07/15/19	900	891,914
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	40	38,637
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	350	334,829
2.45%, 02/15/22 (Call 11/15/21)	200	194,277
3.00%, 09/01/21	212	210,912
4.50%, 08/15/19	127	129,741
Sherwin-Williams Co. (The)
2.25%, 05/15/20	1,379	1,355,085
2.75%, 06/01/22 (Call 05/01/22)[a]	435	421,423

		11,109,059
COMMERCIAL SERVICES — 0.54%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	1,043	1,027,319
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	258	260,925
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	40	38,447
4.35%, 12/08/21	1,188	1,229,212
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	500	489,433
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	570	590,702

Security	Principal (000s)	Value
Princeton University
Series A
4.95%, 03/01/19	$36	$36,664
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	90	90,156
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	550	553,233

		4,316,091
COMPUTERS — 3.17%
Apple Inc.
1.00%, 05/03/18	806	805,949
1.10%, 08/02/19	45	44,237
1.55%, 02/08/19	88	87,253
1.55%, 02/07/20	525	515,057
1.55%, 08/04/21 (Call 07/04/21)	824	787,295
1.70%, 02/22/19	25	24,865
1.80%, 05/11/20	477	468,345
2.00%, 05/06/20	1,170	1,153,482
2.10%, 05/06/19	1,660	1,656,132
2.10%, 09/12/22 (Call 08/12/22)	1,000	956,951
2.15%, 02/09/22	931	900,001
2.25%, 02/23/21 (Call 01/23/21)	1,979	1,943,772
2.30%, 05/11/22 (Call 04/11/22)[a]	685	663,503
2.50%, 02/09/22 (Call 01/09/22)[a]	1,091	1,068,122
2.85%, 05/06/21	1,506	1,501,148
2.85%, 02/23/23 (Call 12/23/22)	25	24,551
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	1,873	1,878,655
4.42%, 06/15/21 (Call 05/15/21)[b]	2,120	2,160,742
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,140	1,141,490
3.60%, 10/15/20 (Call 09/15/20)	659	663,872
4.40%, 10/15/22 (Call 08/15/22)	615	632,182
IBM Credit LLC
2.20%, 09/08/22	955	911,421
3.00%, 02/06/23	600	591,152
International Business Machines Corp.
1.63%, 05/15/20	1,450	1,415,767
1.80%, 05/17/19	1,160	1,151,042
1.88%, 08/01/22	160	150,861
1.95%, 02/12/19	650	647,266
2.50%, 01/27/22	300	292,607
7.63%, 10/15/18	1,065	1,088,398
8.38%, 11/01/19	65	70,273

		25,396,391

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.58%
Colgate-Palmolive Co.
1.75%, 03/15/19	$50	$49,709
2.30%, 05/03/22	50	48,544
Procter & Gamble Co. (The)
1.60%, 11/15/18	40	39,804
1.70%, 11/03/21	1,130	1,083,589
1.90%, 11/01/19	140	138,498
1.90%, 10/23/20	339	331,778
2.15%, 08/11/22	520	500,395
2.30%, 02/06/22	50	48,694
Unilever Capital Corp.
1.38%, 07/28/21	570	539,748
2.10%, 07/30/20	300	294,470
2.20%, 05/05/22 (Call 04/05/22)	600	576,911
3.13%, 03/22/23 (Call 02/22/23)	600	593,649
4.25%, 02/10/21	350	361,613

		4,607,402
DIVERSIFIED FINANCIAL SERVICES — 4.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)[a]	900	869,995
3.95%, 02/01/22 (Call 01/01/22)	600	600,156
4.50%, 05/15/21	1,275	1,304,140
4.63%, 10/30/20	900	923,081
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	75	71,863
3.38%, 01/15/19 (Call 12/15/18)	1,330	1,334,368
3.38%, 06/01/21 (Call 05/01/21)	738	733,829
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	620	594,875
3.40%, 02/27/23 (Call 01/27/23)	2,000	1,984,565
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	555	554,109
1.88%, 05/03/19 (Call 04/03/19)[a]	125	124,090
2.13%, 03/18/19	1,122	1,117,555
2.20%, 03/03/20 (Call 02/01/20)	564	556,765
2.25%, 08/15/19	1,053	1,046,585
2.25%, 05/05/21 (Call 04/04/21)[a]	1,432	1,392,503
2.38%, 05/26/20 (Call 04/25/20)	609	600,791
2.70%, 03/03/22 (Call 01/31/22)	2,425	2,371,699
Series F
2.60%, 09/14/20 (Call 08/14/20)	870	861,008

Security	Principal (000s)	Value
Capital One Bank USA N.A.
3.38%, 02/15/23	$500	$485,543
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	40	38,763
4.45%, 07/22/20	100	103,081
CME Group Inc.
3.00%, 09/15/22	25	24,552
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	2,680	2,619,062
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	432	412,327
2.75%, 12/01/20 (Call 11/01/20)	962	952,597
International Lease Finance Corp.
4.63%, 04/15/21[a]	585	600,674
5.88%, 04/01/19	489	501,641
6.25%, 05/15/19	890	918,080
7.13%, 09/01/18[b]	535	541,597
Jefferies Group LLC
5.13%, 01/20/23	510	534,532
6.88%, 04/15/21	460	499,339
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	565	547,331
Nasdaq Inc.
5.55%, 01/15/20	345	358,117
Nomura Holdings Inc.
2.75%, 03/19/19	450	449,572
6.70%, 03/04/20	210	222,293
ORIX Corp.
2.90%, 07/18/22	245	236,806
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)[a]	1,045	1,043,082
3.00%, 08/15/19 (Call 07/15/19)	910	907,695
3.75%, 08/15/21 (Call 06/15/21)	485	486,637
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	55	54,060
5.60%, 12/01/19	152	158,150
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	2,191	2,154,508
2.80%, 12/14/22 (Call 10/14/22)[a]	649	637,198

		32,529,214
ELECTRIC — 2.70%
American Electric Power Co. Inc.
2.15%, 11/13/20	575	559,897

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	$530	$508,625
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	125	128,112
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	605	582,065
Dominion Energy Inc.
1.90%, 06/15/18	665	664,310
2.50%, 12/01/19 (Call 11/01/19)	95	93,958
2.96%, 07/01/19[f]	500	498,734
4.10%, 04/01/21[f]	591	599,666
6.40%, 06/15/18	580	582,436
Duke Energy Carolinas LLC
3.05%, 03/15/23 (Call 02/15/23)	500	494,809
Series C
7.00%, 11/15/18	50	51,151
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/31/18)[a]	700	699,697
2.40%, 08/15/22 (Call 07/15/22)	391	373,516
3.55%, 09/15/21 (Call 06/15/21)	50	50,242
Duke Energy Progress LLC
5.30%, 01/15/19	942	958,523
Emera U.S. Finance LP
2.15%, 06/15/19	608	601,131
2.70%, 06/15/21 (Call 05/15/21)	685	667,490
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	488	494,325
Entergy Texas Inc.
7.13%, 02/01/19	62	63,991
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	842	834,051
3.50%, 06/01/22 (Call 05/01/22)	20	19,702
5.15%, 12/01/20 (Call 09/01/20)	577	599,206
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	663	660,584
3.40%, 03/15/22 (Call 02/15/22)	40	39,643
4.25%, 06/15/22 (Call 03/15/22)	80	81,900
5.20%, 10/01/19	1,002	1,029,639
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	40	38,581
Georgia Power Co.
1.95%, 12/01/18[a]	55	54,726
4.25%, 12/01/19	110	112,012

Security	Principal (000s)	Value
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	$930	$927,600
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	670	667,865
2.30%, 04/01/19	373	371,545
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18[a]	325	329,046
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	595	596,273
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	1,065	1,090,750
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	655	649,518
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	15	14,391
Sempra Energy
2.40%, 02/01/20	330	325,771
2.40%, 03/15/20 (Call 02/15/20)	384	378,435
2.90%, 02/01/23 (Call 01/01/23)	385	373,441
Southern Co. (The)
1.55%, 07/01/18	440	439,061
1.85%, 07/01/19	365	360,351
2.35%, 07/01/21 (Call 06/01/21)	1,055	1,023,637
2.45%, 09/01/18	325	324,582
2.75%, 06/15/20 (Call 05/15/20)	865	856,620
Virginia Electric & Power Co.
Series C
2.75%, 03/15/23 (Call 12/15/22)	45	43,539
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	690	707,408

		21,622,555
ELECTRONICS — 0.32%
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	450	449,253
Flex Ltd.
5.00%, 02/15/23	25	25,927
Honeywell International Inc.
1.40%, 10/30/19	102	99,935
1.80%, 10/30/19	333	328,507
1.85%, 11/01/21 (Call 10/01/21)	1,755	1,686,587

		2,590,209
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	110	104,410

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
5.00%, 03/01/20	$150	$154,963
5.50%, 09/15/19	614	635,381
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	40	39,165
4.75%, 06/30/20	219	226,575

		1,160,494
FOOD — 1.47%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	1,000	992,405
General Mills Inc.
2.20%, 10/21/19	325	320,914
2.60%, 10/12/22 (Call 09/12/22)	258	246,944
3.15%, 12/15/21 (Call 09/15/21)	590	584,329
3.70%, 10/17/23 (Call 09/17/23)	75	74,741
5.65%, 02/15/19[a]	693	707,351
JM Smucker Co. (The)
3.50%, 10/15/21	520	519,999
Kellogg Co.
4.00%, 12/15/20	518	527,301
4.15%, 11/15/19	50	50,876
Kraft Heinz Foods Co.
2.00%, 07/02/18	650	649,101
2.80%, 07/02/20 (Call 06/02/20)[a]	1,101	1,091,348
3.50%, 06/06/22	570	566,538
3.50%, 07/15/22 (Call 05/15/22)	320	318,307
5.38%, 02/10/20	560	581,653
6.13%, 08/23/18	562	568,094
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	300	298,850
2.95%, 11/01/21 (Call 10/01/21)	450	443,628
3.30%, 01/15/21 (Call 12/15/20)	438	437,971
3.40%, 04/15/22 (Call 01/15/22)	28	27,831
Sysco Corp.
1.90%, 04/01/19	202	200,662
2.50%, 07/15/21 (Call 06/15/21)	583	569,092
2.60%, 10/01/20 (Call 09/01/20)	453	447,549
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	1,416	1,409,152
4.50%, 06/15/22 (Call 03/15/22)	124	128,301

		11,762,937
GAS — 0.14%
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	475	469,199

Security	Principal (000s)	Value
NiSource Inc.
2.65%, 11/17/22 (Call 10/17/22)	$56	$53,823
Sempra Energy
9.80%, 02/15/19	539	567,274

		1,090,296
HAND & MACHINE TOOLS — 0.01%
Stanley Black & Decker Inc.
2.45%, 11/17/18	65	64,919

		64,919
HEALTH CARE – PRODUCTS — 1.78%
Abbott Laboratories
2.00%, 03/15/20	309	303,227
2.35%, 11/22/19	804	796,660
2.90%, 11/30/21 (Call 10/30/21)	1,435	1,414,961
4.13%, 05/27/20	325	331,718
Becton Dickinson and Co.
2.68%, 12/15/19	1,390	1,379,852
2.89%, 06/06/22 (Call 05/06/22)	1,448	1,400,896
Boston Scientific Corp.
2.85%, 05/15/20	305	302,325
Medtronic Global Holdings SCA
1.70%, 03/28/19	750	744,302
Medtronic Inc.
2.50%, 03/15/20	980	973,886
3.15%, 03/15/22	1,235	1,232,400
4.13%, 03/15/21 (Call 12/15/20)	559	573,653
Stryker Corp.
2.00%, 03/08/19	342	339,852
2.63%, 03/15/21 (Call 02/15/21)	915	900,058
4.38%, 01/15/20	50	51,099
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	767	764,990
3.00%, 04/15/23 (Call 02/15/23)	500	483,651
3.30%, 02/15/22	325	322,409
3.60%, 08/15/21 (Call 05/15/21)	993	999,332
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	905	896,422
3.15%, 04/01/22 (Call 02/01/22)[a]	65	63,794

		14,275,487
HEALTH CARE – SERVICES — 1.16%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	400	385,150
Anthem Inc.
2.25%, 08/15/19	555	548,966
2.30%, 07/15/18	330	329,730

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
2.95%, 12/01/22 (Call 11/01/22)	$525	$508,135
3.70%, 08/15/21 (Call 05/15/21)	820	825,747
4.35%, 08/15/20	680	697,039
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	25	26,346
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	500	489,800
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	99,169
UnitedHealth Group Inc.
1.63%, 03/15/19	329	326,268
1.70%, 02/15/19	645	640,497
1.90%, 07/16/18	675	674,105
2.13%, 03/15/21	603	586,689
2.30%, 12/15/19	264	261,742
2.38%, 10/15/22	500	480,074
2.70%, 07/15/20[a]	930	925,450
2.88%, 03/15/22 (Call 12/15/21)	980	965,564
2.88%, 03/15/23	560	546,602

		9,317,073
HOLDING COMPANIES – DIVERSIFIED — 0.06%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	500	477,821

		477,821
HOME BUILDERS — 0.08%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	648	650,417

		650,417
HOUSEWARES — 0.16%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	800	790,881
3.85%, 04/01/23 (Call 02/01/23)	500	495,557

		1,286,438
INSURANCE — 1.61%
Aflac Inc.
2.40%, 03/16/20	28	27,647
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	1,466	1,453,732
3.30%, 03/01/21 (Call 02/01/21)	1,095	1,091,377
4.88%, 06/01/22	40	41,854
6.40%, 12/15/20	180	194,278
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)[b]	500	497,409

Security	Principal (000s)	Value
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	$175	$174,939
1.30%, 08/15/19	26	25,563
1.70%, 03/15/19	1,113	1,105,679
2.00%, 08/15/18	375	374,427
4.25%, 01/15/21	621	642,513
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	977	958,691
2.75%, 03/15/23 (Call 01/15/23)	1,050	1,022,813
3.40%, 01/31/22	100	101,031
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	475	465,901
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22[a]	506	536,183
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	814	802,635
2.75%, 01/30/22 (Call 12/30/21)	15	14,626
4.80%, 07/15/21 (Call 04/15/21)	80	83,265
MetLife Inc.
4.75%, 02/08/21	560	580,755
7.72%, 02/15/19	710	738,349
Series A
6.82%, 08/15/18[a]	854	864,605
Prudential Financial Inc.
5.38%, 06/21/20	420	439,170
7.38%, 06/15/19	548	574,575
Travelers Companies Inc. (The)
3.90%, 11/01/20	105	106,918
5.80%, 05/15/18	10	10,012

		12,928,947
INTERNET — 0.74%
Alphabet Inc.
3.63%, 05/19/21	1,074	1,099,481
Amazon.com Inc.
1.90%, 08/21/20[b]	923	902,833
2.40%, 02/22/23 (Call 01/22/23)[b]	500	479,456
2.60%, 12/05/19 (Call 11/05/19)[a]	1,253	1,251,164
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	1,095	1,084,836
2.60%, 07/15/22 (Call 04/15/22)	625	601,403
2.88%, 08/01/21 (Call 06/01/21)	527	518,918

		5,938,091

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
IRON & STEEL — 0.01%
Nucor Corp.
5.85%, 06/01/18	$100	$100,249

		100,249
LODGING — 0.10%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	756	726,259
3.00%, 03/01/19 (Call 12/01/18)	95	95,164

		821,423
MACHINERY — 1.89%
ABB Finance USA Inc.
2.88%, 05/08/22	667	654,714
Caterpillar Financial Services Corp.
1.35%, 05/18/19	852	840,457
1.80%, 11/13/18	55	54,796
2.00%, 11/29/19	217	214,037
2.00%, 03/05/20	1,199	1,180,186
2.10%, 06/09/19	556	552,023
2.25%, 12/01/19	390	386,785
2.40%, 06/06/22	100	96,651
2.55%, 11/29/22	325	313,822
7.15%, 02/15/19	503	520,863
Caterpillar Inc.
3.90%, 05/27/21	1,220	1,246,962
CNH Industrial Capital LLC
4.88%, 04/01/21	715	738,709
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	575	559,500
4.38%, 10/16/19	360	367,987
John Deere Capital Corp.
1.25%, 10/09/19	127	124,185
1.95%, 12/13/18[a]	470	468,974
1.95%, 01/08/19	535	532,626
2.05%, 03/10/20	275	270,539
2.15%, 09/08/22	438	416,749
2.25%, 04/17/19	1,645	1,640,937
2.38%, 07/14/20	258	254,414
2.55%, 01/08/21	616	607,627
2.75%, 03/15/22	136	133,552
2.80%, 03/06/23	615	598,966
3.15%, 10/15/21	50	49,889
5.75%, 09/10/18	475	480,197
Roper Technologies Inc.
2.05%, 10/01/18	1,015	1,011,476

Security	Principal (000s)	Value
2.80%, 12/15/21 (Call 11/15/21)	$45	$43,977
3.00%, 12/15/20 (Call 11/15/20)	673	669,128
6.25%, 09/01/19	95	99,045

		15,129,773
MANUFACTURING — 1.10%
3M Co.
1.63%, 06/15/19	270	266,984
2.00%, 06/26/22[a]	715	690,561
2.25%, 03/15/23 (Call 02/15/23)[a]	425	407,557
Eaton Corp.
2.75%, 11/02/22	600	581,166
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	1,056	1,040,180
2.70%, 10/09/22	790	761,828
3.10%, 01/09/23[a]	755	738,261
4.38%, 09/16/20[a]	879	900,970
4.63%, 01/07/21	785	811,140
4.65%, 10/17/21	830	865,274
5.50%, 01/08/20	670	696,336
5.63%, 05/01/18	220	220,000
6.00%, 08/07/19[a]	250	259,152
Illinois Tool Works Inc.
1.95%, 03/01/19	379	376,941
6.25%, 04/01/19	217	224,136

		8,840,486
MEDIA — 2.81%
21st Century Fox America Inc.
4.50%, 02/15/21	875	906,047
6.90%, 03/01/19[a]	74	76,568
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	484	479,425
3.38%, 03/01/22 (Call 12/01/21)	718	711,486
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	1,240	1,243,542
4.46%, 07/23/22 (Call 05/23/22)	1,458	1,486,709
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	480	599,788
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	405	383,455
2.75%, 03/01/23 (Call 02/01/23)[a]	800	773,360
2.85%, 01/15/23	1,025	997,143

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
3.13%, 07/15/22	$40	$39,619
5.15%, 03/01/20	1,085	1,127,984
5.70%, 07/01/19	618	638,413
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)[b]	100	98,865
2.95%, 03/20/23 (Call 02/20/23)	530	507,787
4.38%, 06/15/21	500	512,142
5.05%, 06/01/20	200	207,251
NBCUniversal Media LLC
4.38%, 04/01/21	359	371,486
5.15%, 04/30/20	1,105	1,151,083
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	500	494,928
Time Warner Cable LLC
4.13%, 02/15/21 (Call 11/15/20)	707	712,927
5.00%, 02/01/20	743	762,914
8.25%, 04/01/19	960	1,005,893
8.75%, 02/14/19	467	487,538
Time Warner Inc.
2.10%, 06/01/19	440	436,040
3.40%, 06/15/22	45	44,632
4.70%, 01/15/21[a]	305	315,664
4.75%, 03/29/21	935	970,345
4.88%, 03/15/20	936	965,279
Viacom Inc.
3.88%, 12/15/21	450	453,793
Walt Disney Co. (The)
0.88%, 07/12/19	190	186,164
1.85%, 05/30/19[a]	723	717,929
2.30%, 02/12/21	860	844,092
2.35%, 12/01/22	1,040	1,001,127
2.45%, 03/04/22	550	536,137
5.50%, 03/15/19	244	250,215

		22,497,770
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	316	311,804

		311,804
MINING — 0.40%
Barrick North America Finance LLC
4.40%, 05/30/21	818	845,500
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	1,075	1,060,772
6.50%, 04/01/19	115	118,978

Security	Principal (000s)	Value
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	$929	$923,420
5.13%, 10/01/19	215	220,709

		3,169,379
OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	425	411,852
4.50%, 05/15/21	500	509,978

		921,830
OIL & GAS — 5.26%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	720	745,072
8.70%, 03/15/19	595	624,187
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	500	475,167
3.25%, 04/15/22 (Call 01/15/22)	475	467,741
BP Capital Markets PLC
1.68%, 05/03/19	26	25,767
2.24%, 09/26/18	365	364,905
2.24%, 05/10/19	1,255	1,250,381
2.32%, 02/13/20	790	782,849
2.50%, 11/06/22	528	508,550
2.52%, 01/15/20	795	790,667
2.52%, 09/19/22 (Call 08/19/22)	350	338,066
3.25%, 05/06/22	500	498,377
3.56%, 11/01/21	1,345	1,364,398
4.50%, 10/01/20	550	569,424
4.74%, 03/11/21	305	318,689
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	45	44,932
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	30	28,688
Chevron Corp.
1.56%, 05/16/19	1,265	1,252,742
1.72%, 06/24/18 (Call 05/31/18)[a]	1,745	1,742,685
1.79%, 11/16/18	411	409,876
1.96%, 03/03/20 (Call 02/03/20)	869	856,825
2.10%, 05/16/21 (Call 04/15/21)	1,025	998,639
2.36%, 12/05/22 (Call 09/05/22)	616	594,815
2.41%, 03/03/22 (Call 01/03/22)	350	341,040
2.42%, 11/17/20 (Call 10/17/20)	475	472,049
2.43%, 06/24/20 (Call 05/24/20)	125	124,098
2.50%, 03/03/22 (Call 02/03/22)	100	97,744
4.95%, 03/03/19	306	312,091

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	$45	$43,017
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	695	684,153
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	170	171,259
6.50%, 05/15/19	353	365,015
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)[a]	190	187,616
2.63%, 03/15/23 (Call 12/15/22)[a]	325	311,016
4.10%, 02/01/21	785	801,298
5.63%, 06/01/19	365	375,251
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	865	835,367
4.88%, 11/15/21	350	362,851
8.13%, 06/01/19	28	29,460
Exxon Mobil Corp.
1.71%, 03/01/19	535	532,169
1.82%, 03/15/19 (Call 02/15/19)	1,005	1,000,043
1.91%, 03/06/20 (Call 02/06/20)	745	735,014
2.22%, 03/01/21 (Call 02/01/21)	1,734	1,704,296
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	407	401,005
2.80%, 11/01/22 (Call 08/01/22)	25	23,926
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	793	795,140
5.13%, 03/01/21	219	229,332
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	515	499,157
3.13%, 02/15/22 (Call 11/15/21)	243	242,014
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,250	1,281,640
Phillips 66
4.30%, 04/01/22	800	828,067
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	168	170,422
Shell International Finance BV
1.38%, 05/10/19	575	568,393
1.63%, 11/10/18	112	111,584
1.88%, 05/10/21	1,165	1,126,807
1.90%, 08/10/18	850	849,302
2.00%, 11/15/18	300	299,436
2.13%, 05/11/20[a]	1,412	1,392,607
2.25%, 11/10/20	767	755,123
2.38%, 08/21/22	541	522,515

Security	Principal (000s)	Value
4.30%, 09/22/19	$735	$750,935
4.38%, 03/25/20	650	668,874
Statoil ASA
2.25%, 11/08/19	330	327,282
2.45%, 01/17/23	130	124,803
2.90%, 11/08/20	375	373,782
3.15%, 01/23/22	600	598,140
Total Capital International SA
2.10%, 06/19/19	530	526,721
2.13%, 01/10/19	625	622,848
2.70%, 01/25/23	400	387,787
2.75%, 06/19/21	450	445,485
Total Capital SA
2.13%, 08/10/18	720	719,649
4.45%, 06/24/20	1,070	1,102,970
Valero Energy Corp.
6.13%, 02/01/20	425	446,402
9.38%, 03/15/19	405	427,496

		42,157,933
OIL & GAS SERVICES — 0.22%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	865	839,621
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	955	909,345

		1,748,966
PHARMACEUTICALS — 5.68%
AbbVie Inc.
2.00%, 11/06/18[a]	926	922,402
2.30%, 05/14/21 (Call 04/14/21)	670	651,169
2.50%, 05/14/20 (Call 04/14/20)	1,695	1,674,230
2.85%, 05/14/23 (Call 03/14/23)	500	481,011
2.90%, 11/06/22	1,115	1,084,223
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	1,000	968,953
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	2,050	2,033,890
3.45%, 03/15/22 (Call 01/15/22)	1,599	1,570,345
AstraZeneca PLC
1.75%, 11/16/18	89	88,685
1.95%, 09/18/19	1,534	1,516,571
2.38%, 11/16/20	484	475,666
Bristol-Myers Squibb Co.
1.60%, 02/27/19	1,237	1,227,252

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
1.75%, 03/01/19	$58	$57,603
2.00%, 08/01/22	48	45,683
Cardinal Health Inc.
1.95%, 06/15/18	425	424,597
1.95%, 06/14/19	190	188,112
2.62%, 06/15/22 (Call 05/15/22)[a]	1,280	1,227,781
CVS Health Corp.
1.90%, 07/20/18	930	929,775
2.13%, 06/01/21 (Call 05/01/21)	910	877,808
2.25%, 12/05/18 (Call 11/05/18)	440	439,010
2.25%, 08/12/19 (Call 07/12/19)	955	947,083
2.80%, 07/20/20 (Call 06/20/20)	1,679	1,666,864
3.35%, 03/09/21[a]	500	500,426
3.50%, 07/20/22 (Call 05/20/22)	500	497,661
3.70%, 03/09/23 (Call 02/09/23)[a]	2,530	2,516,122
4.13%, 05/15/21 (Call 02/15/21)	695	709,271
Eli Lilly & Co.
1.95%, 03/15/19	360	358,597
Express Scripts Holding Co.
2.25%, 06/15/19	242	239,753
2.60%, 11/30/20[a]	383	375,049
3.05%, 11/30/22 (Call 10/30/22)	300	289,374
3.30%, 02/25/21 (Call 01/25/21)	275	273,711
3.90%, 02/15/22[a]	538	539,636
4.75%, 11/15/21	50	51,788
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	775	754,435
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	826	812,618
Johnson & Johnson
1.13%, 03/01/19	86	85,018
1.65%, 03/01/21 (Call 02/01/21)	1,330	1,288,923
1.88%, 12/05/19	75	74,160
2.25%, 03/03/22 (Call 02/03/22)	175	170,341
5.15%, 07/15/18	970	975,263
McKesson Corp.
2.28%, 03/15/19	851	848,031
Mead Johnson Nutrition Co.
4.90%, 11/01/19	70	71,893
Merck & Co. Inc.
1.85%, 02/10/20	848	835,510
2.35%, 02/10/22	804	782,538
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	645	661,509

Security	Principal (000s)	Value
Mylan Inc.
2.55%, 03/28/19	$57	$56,763
Mylan NV
2.50%, 06/07/19	10	9,921
3.15%, 06/15/21 (Call 05/15/21)[a]	1,365	1,339,675
3.75%, 12/15/20 (Call 11/15/20)	185	185,544
Novartis Capital Corp.
1.80%, 02/14/20	490	481,364
2.40%, 05/17/22 (Call 04/17/22)[a]	230	223,205
2.40%, 09/21/22	580	560,287
4.40%, 04/24/20	487	501,210
Novartis Securities Investment Ltd.
5.13%, 02/10/19[a]	1,216	1,238,962
Pfizer Inc.
1.45%, 06/03/19	720	711,106
1.50%, 06/15/18	425	424,483
1.70%, 12/15/19	463	455,861
1.95%, 06/03/21	560	544,279
2.10%, 05/15/19	868	864,453
2.20%, 12/15/21	75	73,050
Sanofi
4.00%, 03/29/21	894	917,989
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,340	1,316,445
2.40%, 09/23/21 (Call 08/23/21)	2,040	1,958,148
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	250	245,890
3.45%, 11/13/20 (Call 10/13/20)	200	200,926

		45,519,901
PIPELINES — 2.55%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)	25	25,718
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	254	253,501
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	120	121,296
4.38%, 10/15/20 (Call 09/15/20)	227	231,599
5.20%, 03/15/20	65	67,027
9.88%, 03/01/19	208	219,522
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	340	328,564

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Energy Transfer Partners LP
2.50%, 06/15/18	$525	$524,892
3.60%, 02/01/23 (Call 11/01/22)	530	516,004
4.15%, 10/01/20 (Call 08/01/20)	975	988,705
4.65%, 06/01/21 (Call 03/01/21)	695	711,831
5.20%, 02/01/22 (Call 11/01/21)	729	757,076
Enterprise Products Operating LLC
1.65%, 05/07/18	295	294,969
2.55%, 10/15/19 (Call 09/15/19)	574	570,087
2.80%, 02/15/21	60	59,261
2.85%, 04/15/21 (Call 03/15/21)	580	571,980
3.35%, 03/15/23 (Call 12/15/22)	295	291,401
5.20%, 09/01/20	710	740,998
5.25%, 01/31/20	500	518,153
6.50%, 01/31/19	129	132,389
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,080	1,077,407
3.50%, 03/01/21 (Call 01/01/21)	505	503,450
3.95%, 09/01/22 (Call 06/01/22)	776	777,732
5.30%, 09/15/20	175	182,065
6.50%, 04/01/20	125	132,080
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	511	508,795
3.15%, 01/15/23 (Call 12/15/22)	1,000	964,163
Magellan Midstream Partners LP
4.25%, 02/01/21	136	138,618
6.55%, 07/15/19	238	247,337
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	515	506,616
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	873	858,123
8.63%, 03/01/19	660	690,127
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	752	743,034
3.65%, 06/01/22 (Call 03/01/22)	430	422,093
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	850	891,123
6.25%, 03/15/22 (Call 12/15/21)	750	809,522
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (Call 03/01/21)	100	101,986
TransCanada PipeLines Ltd.
2.50%, 08/01/22	40	38,558
3.80%, 10/01/20	235	238,663

Security	Principal (000s)	Value
7.13%, 01/15/19	$425	$438,016
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	80	82,968
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	656	639,693
3.60%, 03/15/22 (Call 01/15/22)	466	461,240
5.25%, 03/15/20	1,019	1,053,205

		20,431,587
REAL ESTATE INVESTMENT TRUSTS — 1.70%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	860	851,399
3.40%, 02/15/19	667	669,829
3.50%, 01/31/23	525	517,282
4.70%, 03/15/22	970	1,005,091
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	85	85,718
4.13%, 05/15/21 (Call 02/15/21)[a]	1,025	1,044,907
5.88%, 10/15/19 (Call 07/17/19)	298	308,555
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500	498,345
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	850	816,515
3.40%, 02/15/21 (Call 01/15/21)	795	795,879
5.25%, 01/15/23	665	700,985
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	630	654,149
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	250	246,681
4.00%, 12/01/22 (Call 10/01/22)	49	49,263
5.38%, 02/01/21 (Call 11/03/20)	362	377,249
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	658	630,114
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	125	124,550
2.63%, 06/15/22 (Call 03/15/22)	500	483,415
3.38%, 03/15/22 (Call 12/15/21)[a]	1,075	1,071,543
4.13%, 12/01/21 (Call 09/01/21)	747	765,236
4.38%, 03/01/21 (Call 12/01/20)	240	247,161
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	427	422,388
3.25%, 08/15/22 (Call 05/15/22)	500	490,438
VEREIT Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	391	390,520

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	$335	$337,813
Weyerhaeuser Co.
7.38%, 10/01/19	50	52,908

		13,637,933
RETAIL — 2.14%
Best Buy Co. Inc.
5.00%, 08/01/18	225	226,177
5.50%, 03/15/21 (Call 12/15/20)[a]	473	494,951
Costco Wholesale Corp.
1.70%, 12/15/19	624	613,834
2.30%, 05/18/22 (Call 04/18/22)[a]	1,230	1,189,651
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	500	490,725
Dollar Tree Inc.
5.75%, 03/01/23 (Call 05/05/18)	15	15,648
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	525	552,234
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,150	1,142,248
2.00%, 04/01/21 (Call 03/01/21)	1,225	1,192,921
2.25%, 09/10/18 (Call 08/10/18)[a]	387	386,520
2.63%, 06/01/22 (Call 05/01/22)	500	489,494
2.70%, 04/01/23 (Call 01/01/23)	500	487,537
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	555	554,001
4.63%, 04/15/20 (Call 10/15/19)	125	128,237
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	265	248,127
McDonald’s Corp.
2.10%, 12/07/18	435	433,788
2.75%, 12/09/20 (Call 11/09/20)	1,370	1,359,026
Nordstrom Inc.
4.75%, 05/01/20	280	288,004
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	371	362,034
2.20%, 11/22/20	210	206,176
2.70%, 06/15/22 (Call 04/15/22)	50	48,982
3.10%, 03/01/23 (Call 02/01/23)	500	495,656
Target Corp.
2.30%, 06/26/19	735	732,226
2.90%, 01/15/22	540	536,079
3.88%, 07/15/20	354	361,447
Walgreen Co.
3.10%, 09/15/22[a]	375	366,988

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	$105	$104,546
3.30%, 11/18/21 (Call 09/18/21)[a]	550	547,218
Walmart Inc.
1.75%, 10/09/19	980	968,405
1.90%, 12/15/20	935	913,514
2.35%, 12/15/22 (Call 11/15/22)	206	199,267
2.55%, 04/11/23 (Call 01/11/23)	500	484,918
3.63%, 07/08/20	510	519,463

		17,140,042
SEMICONDUCTORS — 1.69%
Altera Corp.
2.50%, 11/15/18	55	54,949
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	160	158,530
4.30%, 06/15/21	223	230,544
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	277	267,728
2.38%, 01/15/20	1,508	1,486,396
2.65%, 01/15/23 (Call 12/15/22)	304	288,056
3.00%, 01/15/22 (Call 12/15/21)	1,467	1,429,450
Intel Corp.
1.85%, 05/11/20	75	73,598
2.35%, 05/11/22 (Call 04/11/22)	925	897,900
2.45%, 07/29/20	919	913,165
2.70%, 12/15/22	335	327,766
3.30%, 10/01/21	1,040	1,049,002
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	50	50,906
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	360	354,558
Maxim Integrated Products Inc.
2.50%, 11/15/18	45	44,949
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	850	824,883
QUALCOMM Inc.
1.85%, 05/20/19	895	893,109
2.10%, 05/20/20	730	726,447
2.25%, 05/20/20	770	758,421
2.60%, 01/30/23 (Call 12/30/22)	1,115	1,054,113
3.00%, 05/20/22	275	267,745
Texas Instruments Inc.
1.00%, 05/01/18	345	345,000

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
1.65%, 08/03/19	$296	$292,471
2.75%, 03/12/21 (Call 02/12/21)	44	43,761
Xilinx Inc.
2.13%, 03/15/19	266	265,171
3.00%, 03/15/21	455	450,794

		13,549,412
SOFTWARE — 2.62%
Adobe Systems Inc.
4.75%, 02/01/20	200	206,594
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	250	251,079
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	907	875,452
2.85%, 10/15/18	201	201,228
3.63%, 10/15/20 (Call 09/15/20)	533	538,525
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	350	347,098
Microsoft Corp.
1.10%, 08/08/19	1,015	998,931
1.30%, 11/03/18[a]	1,115	1,109,425
1.55%, 08/08/21 (Call 07/08/21)	1,505	1,441,537
1.63%, 12/06/18[a]	225	223,960
1.85%, 02/06/20	325	320,767
1.85%, 02/12/20 (Call 01/12/20)[a]	950	937,635
2.00%, 11/03/20 (Call 10/03/20)	1,454	1,427,655
2.38%, 02/12/22 (Call 01/12/22)	1,494	1,457,201
2.65%, 11/03/22 (Call 09/03/22)	655	642,357
4.20%, 06/01/19	326	331,713
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	2,528	2,440,639
2.25%, 10/08/19	957	952,836
2.38%, 01/15/19[a]	1,087	1,089,314
2.50%, 05/15/22 (Call 03/15/22)	500	487,220
2.50%, 10/15/22	634	615,647
2.63%, 02/15/23 (Call 01/15/23)[a]	525	509,771
2.80%, 07/08/21	1,036	1,031,415
3.88%, 07/15/20	325	333,272
5.00%, 07/08/19	559	574,535
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	500	496,265
VMware Inc.
2.30%, 08/21/20	487	473,798
2.95%, 08/21/22 (Call 07/21/22)	695	666,202

		20,982,071

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 4.00%
AT&T Inc.
2.30%, 03/11/19[a]	$675	$673,603
2.38%, 11/27/18	603	602,319
2.45%, 06/30/20 (Call 05/30/20)	1,800	1,778,226
2.63%, 12/01/22 (Call 09/01/22)	65	62,200
2.80%, 02/17/21 (Call 01/17/21)[a]	730	721,021
3.00%, 02/15/22	730	717,119
3.00%, 06/30/22 (Call 04/30/22)	265	258,776
3.20%, 03/01/22 (Call 02/01/22)[a]	450	444,701
3.60%, 02/17/23 (Call 12/17/22)	1,200	1,193,705
3.80%, 03/15/22	1,688	1,704,473
3.88%, 08/15/21[a]	445	451,420
4.60%, 02/15/21 (Call 11/15/20)	831	857,849
5.20%, 03/15/20	550	570,194
5.80%, 02/15/19	495	506,611
5.88%, 10/01/19	825	858,247
Cisco Systems Inc.
1.65%, 06/15/18	400	399,581
2.13%, 03/01/19	951	948,571
2.20%, 02/28/21	2,144	2,104,287
2.45%, 06/15/20	986	979,420
3.00%, 06/15/22	40	39,772
4.45%, 01/15/20	1,166	1,198,962
4.95%, 02/15/19	1,841	1,874,119
Deutsche Telekom International Finance BV
6.00%, 07/08/19	190	196,838
Motorola Solutions Inc.
3.75%, 05/15/22	1,040	1,033,674
Orange SA
1.63%, 11/03/19	886	869,050
2.75%, 02/06/19	838	838,206
5.38%, 07/08/19	250	257,032
Telefonica Emisiones SAU
5.13%, 04/27/20	1,462	1,519,044
5.46%, 02/16/21	391	413,361
5.88%, 07/15/19	357	369,133
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	500	477,956
2.63%, 02/21/20[a]	685	681,055
2.95%, 03/15/22	1,673	1,641,754
3.13%, 03/16/22	1,590	1,571,548
3.50%, 11/01/21	1,032	1,037,532

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal or Shares (000s)	Value
Vodafone Group PLC
2.50%, 09/26/22	$771	$735,275
2.95%, 02/19/23	500	481,352
5.45%, 06/10/19	908	932,054

		32,000,040
TEXTILES — 0.05%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	425	415,177

		415,177
TRANSPORTATION — 0.74%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	500	490,959
3.05%, 09/01/22 (Call 06/01/22)	45	44,617
4.70%, 10/01/19	596	611,051
Canadian National Railway Co.
5.55%, 03/01/19	300	306,880
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	325	329,316
FedEx Corp.
2.63%, 08/01/22[a]	85	82,613
8.00%, 01/15/19	320	331,684
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	265	261,652
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	1,025	1,059,667
United Parcel Service Inc.
2.45%, 10/01/22	755	732,299
2.50%, 04/01/23 (Call 03/01/23)	500	482,385
5.13%, 04/01/19[a]	1,135	1,160,765

		5,893,888
TOTAL CORPORATE BONDS & NOTES (Cost: $805,189,360)		792,688,799

SHORT-TERM INVESTMENTS — 8.77%

MONEY MARKET FUNDS — 8.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,g,h]	58,372	58,378,325
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,g]	11,865	11,865,290

		70,243,615
TOTAL SHORT-TERM INVESTMENTS
(Cost: $70,241,087)		70,243,615

Value
TOTAL INVESTMENTS IN SECURITIES — 107.75%
(Cost: $875,430,447)	$862,932,414
Other Assets, Less Liabilities — (7.75)%	(62,067,245)

NET ASSETS — 100.00%	$800,865,169

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[d]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[e]	Affiliate of the Fund.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ Shares held at 10/31/17 (000s)	Principal/ Shares purchased (000s)		Principal/ Shares sold (000s)	Principal/ Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,113	35,259	[b]	—	58,372	$58,378,325	$58,558	[c]	$(5,801)	$1,990
BlackRock Cash Funds: Treasury, SL Agency Shares	4,353	7,512	[b]	—	11,865	11,865,290	37,155		—	—
PNC Bank N.A.
1.50%, 02/23/18	$250	$—		$(250)	$—	—	869		1	39
1.60%, 06/01/18	800	—		—	800	799,422	5,896		—	(143)
1.70%, 12/07/18	550	—		—	550	546,826	4,656		—	(2,679)
1.80%, 11/05/18	900	—		—	900	896,139	7,797		—	(3,908)
1.95%, 03/04/19	850	50		—	900	895,305	7,423		—	(5,546)
2.00%, 05/19/20	—	500		—	500	489,733	3,761		—	(7,150)
2.15%, 04/29/21	250	100		—	350	339,333	2,546		—	(6,292)
2.30%, 06/01/20	400	—		—	400	393,718	4,453		—	(8,262)
2.45%, 11/05/20	250	—		—	250	245,769	3,275		—	(6,445)
2.45%, 07/28/22	750	—		—	750	721,354	8,933		—	(27,438)
2.55%, 12/09/21	250	—		—	250	243,533	3,137		—	(8,160)
2.63%, 02/17/22	600	—		—	600	583,496	7,456		—	(20,981)
2.70%, 11/01/22	—	300		—	300	288,457	3,332		—	(11,250)
2.95%, 01/30/23	—	1,000		—	1,000	967,873	7,689		—	(23,803)
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20	50	15		—	65	67,414	659		—	(909)
6.88%, 05/15/19	—	361		—	361	376,116	4,082		—	(2,369)

						$78,098,103	$171,677		$(5,800)	$(133,306)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$792,688,799	$—	$792,688,799
Money market funds	70,243,615	—	—	70,243,615

Total	$70,243,615	$792,688,799	$—	$862,932,414

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.41%

AEROSPACE & DEFENSE — 1.76%
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	$50	$49,180
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	25	23,573
3.25%, 01/15/28 (Call 10/15/27)	25	23,384
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	25	23,980
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)	50	47,016

		167,133
AGRICULTURE — 1.23%
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)[a,b]	25	23,773
3.56%, 08/15/27 (Call 05/15/27)[a]	50	46,778
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	50	46,348

		116,899
AUTO MANUFACTURERS — 1.82%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[b]	50	48,878
General Motors Financial Co. Inc.
4.25%, 05/15/23 [b]	50	50,322
4.30%, 07/13/25 (Call 04/13/25)	50	49,297
Toyota Motor Credit Corp.
3.05%, 01/11/28	25	23,708

		172,205
BANKS — 24.86%
Bank of America Corp.
3.37%, 01/23/26 (Call 01/23/25)[c,d]	35	33,667
3.50%, 04/19/26	75	72,247
4.20%, 08/26/24	100	100,183
Series L
4.18%, 11/25/27 (Call 11/25/26)	75	73,019
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	23,361
3.25%, 05/16/27 (Call 02/16/27)	50	47,865
Bank of Nova Scotia (The)
4.50%, 12/16/25	50	50,274
BB&T Corp.
2.85%, 10/26/24 (Call 09/26/24)	25	23,802

Security	Principal (000s)	Value
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	$100	$95,082
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	75	69,841
3.50%, 05/15/23	75	73,587
3.75%, 06/16/24	25	24,857
3.89%, 01/10/28 (Call 01/10/27)[b,c,d]	25	24,302
4.40%, 06/10/25	50	49,957
Deutsche Bank AG/London
3.70%, 05/30/24	50	47,729
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	125	118,397
4.00%, 03/03/24	100	100,405
HSBC USA Inc.
3.50%, 06/23/24	150	147,211
JPMorgan Chase & Co.
3.22%, 03/01/25 (Call 03/01/24)[c,d]	100	96,299
4.13%, 12/15/26	50	49,325
4.25%, 10/01/27	100	99,309
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	75	73,607
Morgan Stanley
3.63%, 01/20/27	100	96,440
4.00%, 07/23/25	100	99,578
4.35%, 09/08/26	25	24,835
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[e]	60	56,783
Royal Bank of Canada
4.65%, 01/27/26	25	25,466
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	25	25,107
Santander UK PLC
4.00%, 03/13/24	50	50,379
State Street Corp.
3.55%, 08/18/25	50	49,685
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	75	68,137
3.45%, 01/11/27	50	48,166
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	75	70,513
Wells Fargo & Co.
4.10%, 06/03/26	100	97,822
4.48%, 01/16/24	100	101,862

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Westpac Banking Corp.
3.35%, 03/08/27	$50	$47,836

		2,356,935
BEVERAGES — 2.55%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	125	122,368
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	25	24,890
Coca-Cola Co. (The)
2.88%, 10/27/25	50	47,828
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	25	23,672
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	25	22,887

		241,645
BIOTECHNOLOGY — 2.34%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	50	49,820
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	25	25,050
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	25	24,434
3.90%, 02/20/28 (Call 11/20/27)	50	48,189
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	75	74,149

		221,642
BUILDING MATERIALS — 0.27%
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	25	25,167

		25,167
CHEMICALS — 1.03%
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	50	48,877
LYB International Finance BV
4.00%, 07/15/23	25	25,188
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	25	23,621

		97,686
COMMERCIAL SERVICES — 0.27%
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	25	25,890

		25,890

Security	Principal (000s)	Value
COMPUTERS — 3.96%
Apple Inc.
2.40%, 05/03/23	$100	$95,910
3.20%, 05/11/27 (Call 02/11/27)	25	24,102
3.25%, 02/23/26 (Call 11/23/25)	100	97,514
3.45%, 05/06/24	25	24,999
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)[a]	50	53,054
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)[b]	25	25,703
International Business Machines Corp.
7.00%, 10/30/25	25	30,169
Seagate HDD Cayman
4.75%, 01/01/25 [b]	25	24,250

		375,701
COSMETICS & PERSONAL CARE — 0.25%
Procter & Gamble Co. (The)
2.70%, 02/02/26	25	23,575

		23,575
DIVERSIFIED FINANCIAL SERVICES — 3.84%
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	25	23,297
American Express Credit Corp.
3.30%, 05/03/27 (Call 04/03/27)	50	48,022
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	25	24,891
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)[b]	25	23,665
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	25	24,133
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	50	48,390
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	25	25,027
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.85%, 01/15/27	25	24,944
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	25	23,935
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	50	49,196
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	50	48,757

		364,257

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
ELECTRIC — 3.06%
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	$50	$49,807
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)[b]	25	23,840
FirstEnergy Corp.
Series B
3.90%, 07/15/27 (Call 04/15/27)	25	24,438
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)[b]	25	24,001
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	25	24,031
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	49,209
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	50	46,899
Virginia Electric & Power Co.
Series A
3.15%, 01/15/26 (Call 10/15/25)	50	47,971

		290,196
ENVIRONMENTAL CONTROL — 0.50%
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	23,730
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)[b]	25	23,541

		47,271
FOOD — 1.23%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[b]	50	45,384
Kroger Co. (The)
3.50%, 02/01/26 (Call 11/01/25)	25	23,750
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	25	23,834
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	25	23,753

		116,721
FOREST PRODUCTS & PAPER — 0.26%
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)	25	24,343

		24,343
HEALTH CARE – PRODUCTS — 2.56%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	50	49,253

Security	Principal (000s)	Value
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	$50	$48,059
Boston Scientific Corp.
3.85%, 05/15/25	25	24,847
Medtronic Inc.
3.50%, 03/15/25	50	49,503
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	25	24,527
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	50	46,300

		242,489
HEALTH CARE – SERVICES — 1.80%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	25	23,846
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	50	48,547
4.10%, 03/01/28 (Call 12/01/27)	25	24,568
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	25	24,906
UnitedHealth Group Inc.
3.45%, 01/15/27	50	48,692

		170,559
INSURANCE — 2.07%
Aflac Inc.
3.63%, 11/15/24	25	24,838
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	50	48,776
AXA Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)[a]	25	24,416
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	25	24,051
Chubb INA Holdings Inc.
3.35%, 05/03/26 (Call 02/03/26)	25	24,325
MetLife Inc.
3.60%, 04/10/24	50	49,982

		196,388
INTERNET — 1.49%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	50	44,712
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)[a]	25	24,032
3.15%, 08/22/27 (Call 05/22/27)[a,b]	50	48,002
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	25	24,242

		140,988

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
MACHINERY — 0.52%
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	$50	$49,636

		49,636
MANUFACTURING — 0.49%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	25	23,538
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	25	23,054

		46,592
MEDIA — 3.52%
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[b]	50	48,086
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	25	22,802
4.91%, 07/23/25 (Call 04/23/25)	25	25,428
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	50	44,233
3.00%, 02/01/24 (Call 01/01/24)	75	72,487
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	50	48,335
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	25	25,141
Walt Disney Co. (The)
2.95%, 06/15/27[b]	50	47,547

		334,059
MINING — 0.27%
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	25	25,626

		25,626
OIL & GAS — 5.18%
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)	25	26,943
BP Capital Markets PLC
2.75%, 05/10/23	50	48,365
3.54%, 11/04/24	50	49,688
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	25	24,154
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	25	24,335
2.95%, 05/16/26 (Call 02/16/26)	25	23,915

Security	Principal (000s)	Value
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	$50	$49,056
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	50	48,466
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	25	24,434
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	25	23,653
Shell International Finance BV
3.25%, 05/11/25	75	73,683
Total Capital International SA
3.70%, 01/15/24	50	50,559
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	25	23,837

		491,088
OIL & GAS SERVICES — 0.26%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	25	24,800

		24,800
PACKAGING & CONTAINERS — 0.26%
WestRock Co.
3.75%, 03/15/25 (Call 01/15/25)[a]	25	24,540

		24,540
PHARMACEUTICALS — 6.94%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	50	48,423
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	50	48,054
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)[b]	25	23,562
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	25	23,673
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)[b]	50	45,632
4.10%, 03/25/25 (Call 01/25/25)	35	34,871
4.30%, 03/25/28 (Call 12/25/27)	75	74,188
Express Scripts Holding Co.
4.50%, 02/25/26 (Call 11/27/25)	50	50,128
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	50	46,489
Merck & Co. Inc.
2.80%, 05/18/23	50	48,817
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	25	25,036

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	$50	$48,168
Pfizer Inc.
3.00%, 12/15/26	50	47,656
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	75	70,615
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)[b]	25	23,109

		658,421
PIPELINES — 5.02%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	25,531
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)	25	24,730
Energy Transfer Partners LP
4.20%, 04/15/27 (Call 01/15/27)[b]	50	47,781
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	25	24,199
Enterprise Products Operating LLC
3.90%, 02/15/24 (Call 11/15/23)	50	50,270
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	50	49,788
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	25	24,376
4.50%, 07/15/23 (Call 04/15/23)	25	25,625
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	25	25,867
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (Call 07/15/25)	25	24,999
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	25	24,324
5.88%, 06/30/26 (Call 12/31/25)	50	54,181
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	25	25,660
Williams Partners LP
3.75%, 06/15/27 (Call 03/15/27)	25	23,519
4.30%, 03/04/24 (Call 12/04/23)	25	25,095

		475,945
REAL ESTATE INVESTMENT TRUSTS — 3.59%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	50	49,304

Security	Principal (000s)	Value
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	$50	$48,479
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	25	23,841
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	25	23,751
4.00%, 03/01/27 (Call 12/01/26)	25	24,231
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	25	23,743
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	50	50,446
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	25	24,692
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)[b]	50	47,446
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	25	24,523

		340,456
RETAIL — 3.09%
Costco Wholesale Corp.
3.00%, 05/18/27 (Call 02/18/27)	25	23,798
Home Depot Inc. (The)
3.00%, 04/01/26 (Call 01/01/26)	50	47,804
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	50	47,564
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	50	49,829
Target Corp.
3.50%, 07/01/24	50	50,094
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	25	23,461
Walmart Inc.
3.30%, 04/22/24 (Call 01/22/24)	50	50,002

		292,552
SEMICONDUCTORS — 2.53%
Analog Devices Inc.
3.13%, 12/05/23 (Call 10/05/23)	25	24,212
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	25	24,223
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	75	72,824

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
Intel Corp.
2.88%, 05/11/24 (Call 03/11/24)	$25	$24,198
3.15%, 05/11/27 (Call 02/11/27)[b]	50	48,123
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)[b]	50	46,096

		239,676
SOFTWARE — 3.75%
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	50	45,895
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)[b]	100	94,139
3.30%, 02/06/27 (Call 11/06/26)	75	73,357
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	50	46,238
2.95%, 11/15/24 (Call 09/15/24)	25	24,127
2.95%, 05/15/25 (Call 02/15/25)	25	23,961
3.25%, 11/15/27 (Call 08/15/27)	25	24,034
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	25	23,598

		355,349
TELECOMMUNICATIONS — 4.54%
AT&T Inc.
3.40%, 08/14/24 (Call 05/23/18)	50	50,511
3.40%, 05/15/25 (Call 02/15/25)	50	47,622
3.90%, 08/14/27 (Call 05/23/18)	75	75,825
4.10%, 02/15/28 (Call 11/15/27)[a]	25	24,254
Cisco Systems Inc.
3.63%, 03/04/24	50	50,706
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	25	24,395
Verizon Communications Inc.
4.13%, 03/16/27[b]	50	49,888
5.15%, 09/15/23	100	107,546

		430,747
TRANSPORTATION — 1.30%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	50	48,256
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	25	23,632
FedEx Corp.
4.00%, 01/15/24	50	51,106

		122,994

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,803,081)		9,330,171

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.38%

MONEY MARKET FUNDS — 10.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	928	$928,076
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	57	56,577

		984,653

TOTAL SHORT-TERM INVESTMENTS
(Cost: $984,604)		984,653

TOTAL INVESTMENTS IN SECURITIES — 108.79%
(Cost: $10,787,685)		10,314,824
Other Assets, Less Liabilities — (8.79)%		(833,562)

NET ASSETS — 100.00%		$9,481,262

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[d]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 5-10 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ Shares held at 10/31/17 (000s)	Principal/ Shares purchased (000s)		Principal/ Shares sold (000s)	Principal/ Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	928	[b]	—	928	$928,076	$876	[c]	$(130)	$49
BlackRock Cash Funds: Treasury, SL Agency Shares	97	—		(40)[b]	57	56,577	325		—	—
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	$50	$10		$—	$60	56,783	924		—	(3,100)

						$1,041,436	$2,126		$(130)	$(3,051)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$9,330,171	$—	$9,330,171
Money market funds	984,653	—	—	984,653

Total	$984,653	$9,330,171	$—	$10,314,824

See notes to financial statements.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.53%

AEROSPACE & DEFENSE — 1.53%
Lockheed Martin Corp.
4.70%, 05/15/46 (Call 11/15/45)	$50	$53,345
Northrop Grumman Corp.
4.03%, 10/15/47 (Call 04/15/47)	25	23,224
United Technologies Corp.
4.05%, 05/04/47 (Call 11/04/46)	75	68,580

		145,149
AGRICULTURE — 2.06%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	50	44,259
Archer-Daniels-Midland Co.
4.54%, 03/26/42	25	25,911
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)[a]	50	47,725
Philip Morris International Inc.
4.38%, 11/15/41[b]	50	49,145
Reynolds American Inc.
5.85%, 08/15/45 (Call 02/15/45)	25	28,081

		195,121
AUTO MANUFACTURERS — 1.10%
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)[b]	50	47,897
General Motors Co.
6.60%, 04/01/36 (Call 10/01/35)	50	56,131

		104,028
BANKS — 14.21%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)[c,d]	100	95,234
5.00%, 01/21/44	100	108,229
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	25	23,161
Citigroup Inc.
3.67%, 07/24/28 (Call 07/24/27)[c,d]	100	95,403
4.75%, 05/18/46	75	73,150
Cooperatieve Rabobank UA
5.25%, 05/24/41	50	58,281
Fifth Third Bancorp.
8.25%, 03/01/38	25	34,709
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)[c,d]	25	23,233

Security	Principal (000s)	Value
4.80%, 07/08/44 (Call 01/08/44)	$75	$76,648
6.13%, 02/15/33	25	29,162
6.75%, 10/01/37	75	91,047
HSBC Holdings PLC
6.50%, 09/15/37	100	122,513
JPMorgan Chase & Co.
3.90%, 01/23/49 (Call 01/23/48)[c,d]	25	22,743
4.95%, 06/01/45	50	52,074
6.40%, 05/15/38	100	125,769
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)[c,d]	75	70,167
4.38%, 01/22/47	50	48,463
Wells Fargo & Co.
3.58%, 05/22/28 (Call 05/22/27)[c,d]	100	95,080
4.90%, 11/17/45	100	101,745

		1,346,811
BEVERAGES — 3.48%
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36 (Call 08/01/35)	100	102,723
4.90%, 02/01/46 (Call 08/01/45)	100	103,688
Diageo Capital PLC
5.88%, 09/30/36	25	30,823
Molson Coors Brewing Co.
5.00%, 05/01/42	25	25,716
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	75	66,784

		329,734
BIOTECHNOLOGY — 1.86%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	50	48,267
4.66%, 06/15/51 (Call 12/15/50)	25	24,988
Celgene Corp.
5.00%, 08/15/45 (Call 02/15/45)	25	25,279
Gilead Sciences Inc.
4.75%, 03/01/46 (Call 09/01/45)	75	77,606

		176,140
BUILDING MATERIALS — 0.26%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)[b]	25	24,650

		24,650
CHEMICALS — 1.67%
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	50	48,049

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	$25	$23,850
Monsanto Co.
4.40%, 07/15/44 (Call 01/15/44)[b]	35	33,067
Nutrien Ltd.
6.13%, 01/15/41 (Call 07/15/40)	25	28,909
Sherwin-Williams Co. (The)
4.50%, 06/01/47 (Call 12/01/46)	25	24,499

		158,374
COMMERCIAL SERVICES — 0.28%
Massachusetts Institute of Technology
4.68%, 07/01/14	25	26,998

		26,998
COMPUTERS — 2.42%
Apple Inc.
3.85%, 05/04/43	100	95,623
4.65%, 02/23/46 (Call 08/23/45)	50	53,287
Dell International LLC/EMC Corp.
8.35%, 07/15/46 (Call 01/15/46)[a]	25	30,646
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (Call 04/15/45)	25	25,709
International Business Machines Corp.
4.00%, 06/20/42	25	24,553

		229,818
DIVERSIFIED FINANCIAL SERVICES — 0.79%
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	25	22,942
Visa Inc.
4.30%, 12/14/45 (Call 06/14/45)	50	51,875

		74,817
ELECTRIC — 6.81%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	50	56,748
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45 (Call 06/01/45)	50	52,736
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	125	111,909
Exelon Generation Co. LLC
6.25%, 10/01/39	50	53,764

Security	Principal (000s)	Value
FirstEnergy Corp. Series C
7.38%, 11/15/31	$25	$32,685
Florida Power & Light Co.
5.69%, 03/01/40	25	31,084
Georgia Power Co.
4.30%, 03/15/42	100	100,124
Pacific Gas & Electric Co.
4.75%, 02/15/44 (Call 08/15/43)	75	76,000
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	25	23,148
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	50	53,737
Virginia Electric & Power Co. Series D
4.65%, 08/15/43 (Call 02/15/43)[b]	50	53,740

		645,675
ELECTRONICS — 0.29%
Koninklijke Philips NV
5.00%, 03/15/42	25	27,378

		27,378
FOOD — 1.29%
Kraft Heinz Foods Co.
5.00%, 06/04/42	75	73,154
Kroger Co. (The)
4.45%, 02/01/47 (Call 08/01/46)	25	22,950
Sysco Corp.
4.85%, 10/01/45 (Call 04/01/45)	25	25,738

		121,842
FOREST PRODUCTS & PAPER — 0.51%
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)[b]	50	48,725

		48,725
GAS — 0.26%
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	25	24,678

		24,678
HEALTH CARE – PRODUCTS — 1.50%
Abbott Laboratories
4.90%, 11/30/46 (Call 05/30/46)	50	54,111
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)[b]	25	24,285
Medtronic Inc.
4.63%, 03/15/45	60	63,424

		141,820

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 2.51%
Aetna Inc.
6.63%, 06/15/36	$25	$31,727
Anthem Inc.
4.63%, 05/15/42	50	48,369
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)	25	21,845
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	35	35,308
UnitedHealth Group Inc.
4.20%, 01/15/47 (Call 07/15/46)	75	74,222
4.75%, 07/15/45	25	26,876

		238,347
HOUSEHOLD PRODUCTS & WARES — 0.35%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	33,647

		33,647
HOUSEWARES — 0.27%
Newell Brands Inc.
5.50%, 04/01/46 (Call 10/01/45)	25	25,863

		25,863
INSURANCE — 3.13%
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	25	24,795
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	65	62,483
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	25	30,490
Chubb INA Holdings Inc.
4.35%, 11/03/45 (Call 05/03/45)	25	25,843
MetLife Inc.
5.70%, 06/15/35	50	58,811
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	25	24,557
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)[a]	35	32,208
Travelers Companies Inc. (The)
4.60%, 08/01/43	35	37,284

		296,471
INTERNET — 1.04%
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)[a]	50	49,438
4.25%, 08/22/57 (Call 02/22/57)[a]	50	49,363

		98,801

Security	Principal (000s)	Value
MACHINERY — 0.51%
Caterpillar Inc.
3.80%, 08/15/42	$50	$48,330

		48,330
MANUFACTURING — 2.78%
Eaton Corp.
4.15%, 11/02/42[b]	25	24,166
General Electric Co.
4.50%, 03/11/44[b]	75	72,606
5.88%, 01/14/38	100	113,407
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	25	28,346
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	25	24,932

		263,457
MEDIA — 5.61%
21st Century Fox America Inc.
6.15%, 02/15/41	65	80,907
CBS Corp.
4.90%, 08/15/44 (Call 02/15/44)	25	24,720
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45 (Call 04/23/45)	50	53,818
Comcast Corp.
4.00%, 08/15/47 (Call 02/15/47)	25	22,961
4.00%, 03/01/48 (Call 09/01/47)	25	22,888
4.00%, 11/01/49 (Call 05/01/49)	39	35,559
4.05%, 11/01/52 (Call 05/01/52)	97	88,064
Discovery Communications LLC
6.35%, 06/01/40	25	27,829
Time Warner Cable LLC
7.30%, 07/01/38	75	88,550
Time Warner Inc.
4.85%, 07/15/45 (Call 01/15/45)	25	24,512
Viacom Inc.
6.88%, 04/30/36	35	40,689
Walt Disney Co. (The)
3.00%, 07/30/46	25	20,831

		531,328
MINING — 1.22%
Barrick North America Finance LLC
5.75%, 05/01/43	25	28,626

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43[b]	$25	$28,177
Newmont Mining Corp.
6.25%, 10/01/39	25	29,856
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	25	28,717

		115,376
OIL & GAS — 6.88%
Anadarko Petroleum Corp.
6.60%, 03/15/46 (Call 09/15/45)	35	43,123
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	50	50,707
Cenovus Energy Inc.
5.40%, 06/15/47 (Call 12/15/46)[b]	25	24,795
ConocoPhillips Co.
5.95%, 03/15/46 (Call 09/15/45)	50	63,687
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)	40	41,460
Encana Corp.
6.50%, 08/15/34	25	29,555
Exxon Mobil Corp.
4.11%, 03/01/46 (Call 09/01/45)[b]	25	25,584
Hess Corp.
5.80%, 04/01/47 (Call 10/01/46)[b]	35	36,415
Marathon Oil Corp.
6.60%, 10/01/37	15	17,983
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	25	29,905
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)	25	25,705
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	25	25,584
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	50	51,681
Shell International Finance BV
4.38%, 05/11/45	100	103,515
Statoil ASA
3.95%, 05/15/43	25	24,533
Suncor Energy Inc.
6.50%, 06/15/38	25	31,708
Valero Energy Corp.
4.90%, 03/15/45	25	26,155

		652,095

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.56%
Halliburton Co.
5.00%, 11/15/45 (Call 05/15/45)	$50	$53,187

		53,187
PHARMACEUTICALS — 6.81%
AbbVie Inc.
4.70%, 05/14/45 (Call 11/14/44)	75	74,277
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	50	46,953
AstraZeneca PLC
6.45%, 09/15/37[b]	50	63,564
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	25	24,708
5.05%, 03/25/48 (Call 09/25/47)	75	76,554
5.13%, 07/20/45 (Call 01/20/45)	25	25,840
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	25	24,445
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	25	32,320
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	100	96,760
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	25	23,862
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)	25	24,349
Novartis Capital Corp.
4.40%, 05/06/44	25	26,718
Pfizer Inc.
7.20%, 03/15/39	75	105,340

		645,690
PIPELINES — 4.30%
Energy Transfer Partners LP
5.30%, 04/15/47 (Call 10/15/46)	50	46,829
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	75	77,338
Kinder Morgan Inc./DE
5.30%, 12/01/34 (Call 06/01/34)	50	50,586
5.55%, 06/01/45 (Call 12/01/44)	50	51,205
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	35	33,339
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	20	22,554
Plains All American Pipeline LP/PAA Finance Corp.
4.90%, 02/15/45 (Call 08/15/44)	25	22,965

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
7.63%, 01/15/39	$50	$67,996
Williams Partners LP
5.10%, 09/15/45 (Call 03/15/45)	35	34,547

		407,359
REAL ESTATE INVESTMENT TRUSTS — 0.34%
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	25	32,709

		32,709
RETAIL — 3.36%
Home Depot Inc. (The)
4.25%, 04/01/46 (Call 10/01/45)	75	76,279
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	50	45,331
McDonald’s Corp.
4.45%, 03/01/47 (Call 09/01/46)	50	50,181
Target Corp.
3.63%, 04/15/46	50	44,689
Walgreens Boots Alliance Inc.
4.65%, 06/01/46 (Call 12/01/45)	25	23,723
Walmart Inc.
4.30%, 04/22/44 (Call 10/22/43)	75	78,251

		318,454
SEMICONDUCTORS — 0.86%
Intel Corp.
4.10%, 05/11/47 (Call 11/11/46)[b]	50	49,711
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	35	31,833

		81,544
SOFTWARE — 4.49%
Microsoft Corp.
3.70%, 08/08/46 (Call 02/08/46)	75	71,564
4.10%, 02/06/37 (Call 08/06/36)	100	103,622
4.50%, 02/06/57 (Call 08/06/56)	75	80,458
Oracle Corp.
4.00%, 11/15/47 (Call 05/15/47)	25	24,186
5.38%, 07/15/40	125	145,494

		425,324
TELECOMMUNICATIONS — 9.27%
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	100	89,261
4.90%, 08/14/37 (Call 05/23/18)	100	101,121
5.15%, 02/14/50 (Call 05/23/18)	100	101,118

Security	Principal (000s)	Value
British Telecommunications PLC
9.13%, 12/15/30	$25	$35,964
Cisco Systems Inc.
5.90%, 02/15/39	25	31,546
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	68,944
Orange SA
9.00%, 03/01/31	35	49,869
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	25	24,204
Telefonica Emisiones SAU
7.05%, 06/20/36	50	63,026
Verizon Communications Inc.
4.40%, 11/01/34 (Call 05/01/34)	100	95,922
4.86%, 08/21/46	100	97,500
5.01%, 08/21/54	100	97,116
Vodafone Group PLC
4.38%, 02/19/43	25	22,836

		878,427
TRANSPORTATION — 2.67%
Burlington Northern Santa Fe LLC
4.13%, 06/15/47 (Call 12/15/46)	75	75,122
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	50	45,213
FedEx Corp.
4.10%, 02/01/45	50	46,320
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)[a]	31	29,080
Union Pacific Corp.
4.00%, 04/15/47 (Call 10/15/46)[b]	35	33,940
United Parcel Service Inc.
3.75%, 11/15/47 (Call 05/15/47)[b]	25	23,321

		252,996
WATER — 0.25%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	25	23,389

		23,389

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,764,473)		9,244,552

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.03%

MONEY MARKET FUNDS — 10.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[e,f,g]	687	$686,927
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[e,f]	264	263,694

		950,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $950,573)		950,621

Value
TOTAL INVESTMENTS IN SECURITIES — 107.56%
(Cost: $10,715,046)	$10,195,173
Other Assets, Less Liabilities — (7.56)%	(716,506)

NET ASSETS — 100.00%	$9,478,667

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[d]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	75	612	[b]	—	687	$686,927	$895	[c]	$(159)	$48
BlackRock Cash Funds: Treasury, SL Agency Shares	464	—		(200)[b]	264	263,694	2,189		—	—

						$950,621	$3,084		$(159)	$48

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$9,244,552	$—	$9,244,552
Money market funds	950,621	—	—	950,621

Total	$950,621	$9,244,552	$—	$10,195,173

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2018

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$797,197,272	$9,743,007	$9,764,473
Affiliated (Note 2)	78,233,175	1,044,678	950,573

Total cost of investments in securities	$875,430,447	$10,787,685	$10,715,046

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$784,834,311	$9,273,388	$9,244,552
Affiliated (Note 2)	78,098,103	1,041,436	950,621
Cash	3,745	—	—
Receivables:
Investment securities sold	12,546,956	148,215	—
Due from custodian (Note 4)	110,130	—	—
Dividends and interest	6,109,291	94,606	119,542

Total Assets	881,702,536	10,557,645	10,314,715

LIABILITIES
Payables:
Investment securities purchased	22,418,633	147,755	148,537
Collateral for securities on loan (Note 1)	58,379,778	928,158	687,038
Investment advisory fees (Note 2)	38,956	470	473

Total Liabilities	80,837,367	1,076,383	836,048

NET ASSETS	$800,865,169	$9,481,262	$9,478,667

Net assets consist of:
Paid-in capital	$812,005,435	$9,969,301	$9,955,369
Undistributed net investment income	1,525,744	26,401	34,053
Undistributed net realized gain (accumulated net realized loss)	(167,977)	(41,579)	9,118
Net unrealized depreciation	(12,498,033)	(472,861)	(519,873)

NET ASSETS	$800,865,169	$9,481,262	$9,478,667

Shares outstanding[b]	16,150,000	200,000	200,000

Net asset value per share	$49.59	$47.41	$47.39

[a]	Securities on loan with values of $54,796,289, $898,406 and $663,717, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2018

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$37,155	$325	$2,189
Interest — unaffiliated	7,974,673	151,659	199,481
Interest — affiliated (Note 2)	75,964	924	—
Securities lending income — affiliated — net (Note 2)	58,558	876	895

Total investment income	8,146,350	153,784	202,565

EXPENSES
Investment advisory fees (Note 2)	210,141	2,893	2,938
Proxy fees	40	—	—

Total expenses	210,181	2,893	2,938

Net investment income	7,936,169	150,891	199,627

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(106,743)	(40,708)	3,580
Investments — affiliated (Note 2)	(5,800)	(130)	(159)
In-kind redemptions — unaffiliated	(81,714)	—	—

Net realized gain (loss)	(194,257)	(40,838)	3,421

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(12,978,522)	(422,759)	(586,217)
Investments — affiliated (Note 2)	(133,306)	(3,051)	48

Net change in unrealized appreciation/depreciation	(13,111,828)	(425,810)	(586,169)

Net realized and unrealized loss	(13,306,085)	(466,648)	(582,748)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,369,916)	$(315,757)	$(383,121)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017	Six months ended April 30, 2018 (Unaudited)	Period from September 12, 2017[a] to October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,936,169	$7,624,515	$150,891	$38,109
Net realized gain (loss)	(194,257)	127,164	(40,838)	(741)
Net change in unrealized appreciation/depreciation	(13,111,828)	(413,043)	(425,810)	(47,051)

Net increase (decrease) in net assets resulting from operations	(5,369,916)	7,338,636	(315,757)	(9,683)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,115,709)	(7,165,708)	(162,599)	—

Total distributions to shareholders	(7,115,709)	(7,165,708)	(162,599)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	212,366,017	415,778,876	—	9,969,301
Cost of shares redeemed	(9,951,937)	(5,018,956)	—	—

Net increase in net assets from capital share transactions	202,414,080	410,759,920	—	9,969,301

INCREASE (DECREASE) IN NET ASSETS	189,928,455	410,932,848	(478,356)	9,959,618

NET ASSETS
Beginning of period	610,936,714	200,003,866	9,959,618	—

End of period	$800,865,169	$610,936,714	$9,481,262	$9,959,618

Undistributed net investment income included in net assets at end of period	$1,525,744	$705,284	$26,401	$38,109

SHARES ISSUED AND REDEEMED
Shares sold	4,250,000	8,250,000	—	200,000
Shares redeemed	(200,000)	(100,000)	—	—

Net increase in shares outstanding	4,050,000	8,150,000	—	200,000

[a]	Commencement of operations.

See notes to financial statements.

46	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Six months ended April 30, 2018 (Unaudited)	Period from September 12, 2017[a] to October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$199,627	$51,414
Net realized gain	3,421	5,697
Net change in unrealized appreciation/depreciation	(586,169)	66,296

Net increase (decrease) in net assets resulting from operations	(383,121)	123,407

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(216,988)	—

Total distributions to shareholders	(216,988)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	9,955,369

Net increase in net assets from capital share transactions	—	9,955,369

INCREASE (DECREASE) IN NET ASSETS	(600,109)	10,078,776

NET ASSETS
Beginning of period	10,078,776	—

End of period	$9,478,667	$10,078,776

Undistributed net investment income included in net assets at end of period	$34,053	$51,414

SHARES ISSUED
Shares sold	—	200,000

Net increase in shares outstanding	—	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Year ended Oct. 31, 2015	Year ended Oct. 31, 2014	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.49	$50.63	$50.30	$50.30	$50.13	$49.92

Income from investment operations:
Net investment income[b]	0.56	1.02	0.92	0.73	0.63	0.02
Net realized and unrealized gain (loss)[c]	(0.95)	(0.18)	0.30	(0.06)	0.12	0.19

Total from investment operations	(0.39)	0.84	1.22	0.67	0.75	0.21

Less distributions from:
Net investment income	(0.51)	(0.98)	(0.89)	(0.67)	(0.58)	—

Total distributions	(0.51)	(0.98)	(0.89)	(0.67)	(0.58)	—

Net asset value, end of period	$49.59	$50.49	$50.63	$50.30	$50.30	$50.13

Total return	(0.77)%[d]	1.68%	2.43%	1.37%	1.51%	0.42%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$800,865	$610,937	$200,004	$72,941	$25,148	$10,027
Ratio of expenses to average net assets[e]	0.06%	0.07%	0.12%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.27%	2.02%	1.83%	1.46%	1.25%	0.81%
Portfolio turnover rate[f]	14%[d]	20%	15%	22%	15%	0%[d,g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

48	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Period from Sep. 12, 2017[a] to Oct. 31, 2017
Net asset value, beginning of period	$49.80	$49.72

Income from investment operations:
Net investment income[b]	0.75	0.19
Net realized and unrealized loss[c]	(2.33)	(0.11)

Total from investment operations	(1.58)	0.08

Less distributions from:
Net investment income	(0.81)	—

Total distributions	(0.81)	—

Net asset value, end of period	$47.41	$49.80

Total return	(3.20)%[d]	0.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,481	$9,960
Ratio of expenses to average net assets[e]	0.06%	0.06%
Ratio of net investment income to average net assets[e]	3.13%	2.86%
Portfolio turnover rate[f]	15%[d]	1%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 10+ Year Investment Grade Corporate Bond ETF
	Six months ended Apr. 30, 2018 (Unaudited)	Period from Sep. 12, 2017[a] to Oct. 31, 2017
Net asset value, beginning of period	$50.39	$49.50

Income from investment operations:
Net investment income[b]	1.00	0.26
Net realized and unrealized gain (loss)[c]	(2.92)	0.63

Total from investment operations	(1.92)	0.89

Less distributions from:
Net investment income	(1.08)	—

Total distributions	(1.08)	—

Net asset value, end of period	$47.39	$50.39

Total return	(3.86)%[d]	1.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,479	$10,079
Ratio of expenses to average net assets[e]	0.06%	0.06%
Ratio of net investment income to average net assets[e]	4.08%	3.83%
Portfolio turnover rate[f]	4%[d]	2%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Non-diversified
10+ Year Investment Grade Corporate Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

52	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
0-5 Year Investment Grade Corporate Bond
BNP Paribas Prime Brokerage International Ltd.	$1,638,496	$1,638,496	$—
BNP Paribas Securities Corp.	550,753	550,753	—
Citigroup Global Markets Inc.	2,570,865	2,570,865	—
Credit Suisse Securities (USA) LLC	4,192,487	4,192,487	—
Deutsche Bank Securities Inc.	1,119,718	1,119,718	—
Goldman Sachs & Co.	4,097,112	4,097,112	—
HSBC Securities (USA) Inc.	5,903,559	5,903,559	—
Jefferies LLC	2,004,476	2,004,476	—
JPMorgan Securities LLC	16,699,949	16,699,949	—
Merrill Lynch, Pierce, Fenner & Smith	4,838,853	4,838,853	—
Morgan Stanley & Co. LLC	8,964,594	8,964,594	—
RBS Securities Inc.	2,215,427	2,215,427	—

	$54,796,289	$54,796,289	$—

5-10 Year Investment Grade Corporate Bond
BMO Capital Markets	$65,570	$65,570	$—
Citigroup Global Markets Inc.	238,124	238,124	—
Credit Suisse Securities (USA) LLC	212,829	212,829	—
Goldman Sachs & Co.	47,635	47,635	—
Jefferies LLC	23,562	23,562	—
JPMorgan Securities LLC	119,526	119,526	—
Merrill Lynch, Pierce, Fenner & Smith	49,950	49,950	—
Morgan Stanley & Co. LLC	95,822	95,822	—
RBC Capital Markets LLC	45,388	45,388	—

	$898,406	$898,406	$—

10+ Year Investment Grade Corporate Bond
Citigroup Global Markets Inc.	$57,720	$57,720	$—
Credit Suisse Securities (USA) LLC	116,085	116,085	—
JPMorgan Securities LLC	358,449	358,449	—
RBC Capital Markets LLC	131,463	131,463	—

	$663,717	$663,717	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

54	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year Investment Grade Corporate Bond	0.06%
5-10 Year Investment Grade Corporate Bond	0.06
10+ Year Investment Grade Corporate Bond	0.06

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended April 30, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
0-5 Year Investment Grade Corporate Bond	$21,775
5-10 Year Investment Grade Corporate Bond	319
10+ Year Investment Grade Corporate Bond	209

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of April 30, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
5-10 Year Investment Grade Corporate Bond	1	75%
10+ Year Investment Grade Corporate Bond	1	75

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$10,870,917	$10,797,755	$100,835,105	$87,307,894
5-10 Year Investment Grade Corporate Bond	—	—	1,406,065	1,415,768
10+ Year Investment Grade Corporate Bond	57,940	58,242	539,307	294,055

56	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended April 30, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year Investment Grade Corporate Bond	$199,400,350	$9,841,744

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

58	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2017, the Fund’s fiscal year end, the following fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
5-10 Year Investment Grade Corporate Bond	$741

As of April 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year Investment Grade Corporate Bond	$875,440,070	$14,063	$(12,521,719)	$(12,507,656)
5-10 Year Investment Grade Corporate Bond	10,787,685	998	(473,859)	(472,861)
10+ Year Investment Grade Corporate Bond	10,715,046	11,283	(531,156)	(519,873)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Funds’ financial statements, if any, cannot be fully determined.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

60	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
0-5 Year Investment Grade Corporate Bond	$0.510795	$—	$0.003142	$0.513937	99%	—%	1%	100%
5-10 Year Investment Grade Corporate Bond	0.812996	—	—	0.812996	100	—	—	100
10+ Year Investment Grade Corporate Bond	1.084939	—	—	1.084939	100	—	—	100

SUPPLEMENTAL INFORMATION	61

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

62	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1021-0418

APRIL 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge U.S. Fixed Income Balanced Risk ETF | FIBR | Cboe BZX

Fund Performance Overview

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Performance as of April 30, 2018

The iShares Edge U.S. Fixed Income Balanced Risk ETF (the “Fund”) seeks to track the investment results of an index composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk, as represented by the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2018, the total return for the Fund was -2.07%, net of fees, while the total return for the Index was -1.92%.

On February 5, 2018, the iShares Edge U.S. Fixed Income Balanced Risk ETF was reorganized from an actively managed exchange traded fund (“ETF”) to a passively managed or index ETF. Any data prior to this date is related to the fund before the reorganization.

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.12)%	2.00%	(0.12)%	6.51%
Fund Market	(0.40)%	1.99%	(0.40)%	6.46%
Index	0.00%	N/A	0.00%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(0.32)%	1.03%	(0.32)%	3.32%

The inception date of the Fund was 2/24/15. The first day of secondary market trading was 2/26/15.

The inception date of the Index was March 31, 2015.

The Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$979.30	$1.18	$1,000.00	$1,023.60	$1.20	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

ALLOCATION BY SECTOR As of 4/30/18

Subsector/Investment Type	Percentage of Total Investments [1]

Mortgage-Backed Securities	31.45%
Financial	27.69
Consumer Non-Cyclical	10.09
Consumer Cyclical	6.52
Communications	6.40
Technology	5.19
Energy	4.19
Industrial	3.07
Utilities	3.03
Basic Materials	2.37

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 4/30/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	28.75%
Aa	2.77
A	18.56
Baa	31.46
Ba	10.74
B	5.14
Caa	1.48
Not Rated	1.10

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2017 and held through April 30, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 86.82%

ADVERTISING — 0.08%
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	$100	$100,096

		100,096
AEROSPACE & DEFENSE — 1.41%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	100,999
BBA U.S. Holdings Inc.
5.38%, 05/01/26 (Call 05/01/21)[a]	25	25,106
General Dynamics Corp.
2.38%, 11/15/24 (Call 09/15/24)	200	187,156
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	40	39,071
4.95%, 02/15/21 (Call 11/15/20)	200	207,516
5.20%, 10/15/19	100	102,936
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	225	221,269
Northrop Grumman Corp.
1.75%, 06/01/18	200	199,902
2.55%, 10/15/22 (Call 09/15/22)	300	289,104
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	200	194,222
TransDigm Inc.
6.50%, 05/15/25 (Call 05/15/20)[b]	150	152,378

		1,719,659
AGRICULTURE — 1.93%
Alliance One International Inc.
9.88%, 07/15/21 (Call 05/31/18)	50	47,582
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[b]	150	149,147
2.85%, 08/09/22	350	341,075
9.25%, 08/06/19	650	700,693
BAT Capital Corp.
2.30%, 08/14/20[a]	190	185,909
2.76%, 08/15/22 (Call 07/15/22)[a]	255	245,279
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	70	65,382
2.63%, 02/18/22 (Call 01/18/22)	150	145,964
Reynolds American Inc.
2.30%, 06/12/18	140	139,983
4.00%, 06/12/22[b]	100	101,007
8.13%, 06/23/19	100	105,599

Security	Principal (000s)	Value
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[a]	$120	$118,931

		2,346,551
AIRLINES — 0.38%
Delta Air Lines Inc.
2.60%, 12/04/20	145	142,157
3.40%, 04/19/21	225	224,329
United Continental Holdings Inc.
5.00%, 02/01/24[b]	100	99,238

		465,724
AUTO MANUFACTURERS — 3.16%
Fiat Chrysler Automobiles NV
5.25%, 04/15/23[b]	200	207,680
Ford Motor Credit Co. LLC
2.46%, 03/27/20[b]	200	196,922
3.34%, 03/28/22 (Call 02/28/22)	600	587,352
5.00%, 05/15/18	950	950,903
General Motors Co.
4.00%, 04/01/25[b]	100	97,506
General Motors Financial Co. Inc.
2.45%, 11/06/20	300	293,049
3.15%, 06/30/22 (Call 05/30/22)	300	291,915
3.20%, 07/06/21 (Call 06/06/21)	55	54,323
3.25%, 01/05/23 (Call 12/05/22)	200	193,772
3.45%, 04/10/22 (Call 02/10/22)	100	98,636
3.50%, 07/10/19[b]	500	502,745
4.00%, 01/15/25 (Call 10/15/24)	100	97,666
4.20%, 03/01/21 (Call 02/01/21)	200	203,484
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[a]	70	72,837

		3,848,790
AUTO PARTS & EQUIPMENT — 0.70%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a]	100	98,224
IHO Verwaltungs GmbH
4.50% (5.25% PIK), 09/15/23 (Call 09/15/19)[a,c]	200	196,000
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	200	190,316
5.25%, 01/15/25 (Call 01/15/20)	100	105,412
Titan International Inc.
6.50%, 11/30/23 (Call 11/30/19)[a]	100	102,044
ZF North America Capital Inc.
4.75%, 04/29/25[a]	150	152,920

		844,916

8	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
BANKS — 23.63%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	$250	$246,882
Banco Santander SA
3.80%, 02/23/28	400	379,244
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)[b,d,e]	155	151,499
2.37%, 07/21/21 (Call 07/21/20)[d,e]	590	578,690
2.82%, 07/21/23 (Call 07/21/22)[d,e]	450	435,042
2.88%, 04/24/23 (Call 04/24/22)[d,e]	200	194,424
3.00%, 12/20/23 (Call 12/20/22)[a,d,e]	706	685,088
3.12%, 01/20/23 (Call 01/20/22)[b,d,e]	300	295,230
3.30%, 01/11/23	200	197,596
3.82%, 01/20/28 (Call 01/20/27)[d,e]	200	194,668
4.25%, 10/22/26	100	99,135
5.65%, 05/01/18	250	250,000
Bank of Montreal
1.50%, 07/18/19	140	137,782
2.10%, 12/12/19	100	98,647
Bank of New York Mellon Corp. (The)
2.60%, 08/17/20 (Call 07/17/20)	120	119,138
Bank of Nova Scotia (The)
2.45%, 03/22/21	100	97,807
2.70%, 03/07/22[b]	300	292,404
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	200	196,528
Barclays PLC
4.38%, 01/12/26	500	494,510
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	400	394,072
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	230	224,883
2.50%, 05/12/20 (Call 04/12/20)	85	83,732
3.20%, 01/30/23 (Call 12/30/22)	200	194,090
3.45%, 04/30/21 (Call 03/30/21)	106	105,984
3.50%, 06/15/23	250	244,725

Security	Principal (000s)	Value
Capital One N.A.
2.35%, 01/31/20 (Call 12/31/19)	$250	$246,028
2.65%, 08/08/22 (Call 07/08/22)	250	239,143
CIT Group Inc.
3.88%, 02/19/19	50	50,236
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	300	295,872
Citigroup Inc.
2.05%, 06/07/19	100	99,187
2.50%, 09/26/18[b]	250	250,420
2.75%, 04/25/22 (Call 03/25/22)	200	194,386
2.88%, 07/24/23 (Call 07/24/22)[d,e]	600	580,392
2.90%, 12/08/21 (Call 11/08/21)[b]	800	785,224
4.50%, 01/14/22	350	362,488
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	244,303
Credit Suisse AG/New York NY
2.30%, 05/28/19	250	248,937
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[b]	250	249,682
3.75%, 03/26/25	250	242,063
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)[d,e]	200	190,494
Deutsche Bank AG/New York NY
3.15%, 01/22/21	200	196,430
3.30%, 11/16/22[b]	500	480,895
3.95%, 02/27/23	200	197,120
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	199,956
Freedom Mortgage Corp.
8.25%, 04/15/25 (Call 04/15/21)[a]	40	40,044
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	250	248,812
2.63%, 01/31/19[b]	250	250,012
2.75%, 09/15/20 (Call 08/15/20)	130	128,660
3.20%, 02/23/23 (Call 01/23/23)	200	195,532
3.27%, 09/29/25 (Call 09/29/24)[d,e]	200	190,150
3.50%, 01/23/25 (Call 10/23/24)	200	193,448
3.50%, 11/16/26 (Call 11/16/25)	75	71,057
3.75%, 02/25/26 (Call 11/25/25)	300	290,898

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
3.85%, 01/26/27 (Call 01/26/26)	$200	$193,274
5.25%, 07/27/21[b]	700	740,222
HSBC Holdings PLC
2.65%, 01/05/22	700	678,797
3.40%, 03/08/21	1,000	1,002,600
4.04%, 03/13/28 (Call 03/13/27)[d,e]	200	195,700
4.25%, 03/14/24	400	398,920
JPMorgan Chase & Co.
1.63%, 05/15/18	350	349,898
2.55%, 03/01/21 (Call 02/01/21)	400	392,128
2.78%, 04/25/23 (Call 04/25/22)[d,e]	150	145,643
2.97%, 01/15/23 (Call 01/15/22)	300	292,392
3.13%, 01/23/25 (Call 10/23/24)[b]	850	810,713
3.22%, 03/01/25 (Call 03/01/24)[d,e]	200	192,642
3.78%, 02/01/28 (Call 02/01/27)[d,e]	100	96,911
3.88%, 09/10/24	100	98,541
4.63%, 05/10/21	100	103,852
6.30%, 04/23/19	350	362,309
Lloyds Banking Group PLC
4.58%, 12/10/25	300	296,574
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	192,230
3.00%, 02/22/22[b]	50	49,110
3.46%, 03/02/23	200	198,592
Mizuho Financial Group Inc.
2.95%, 02/28/22	200	195,356
Morgan Stanley
2.20%, 12/07/18	550	548,894
2.38%, 07/23/19[b]	300	298,446
2.63%, 11/17/21[b]	100	97,339
2.75%, 05/19/22	300	290,988
3.13%, 01/23/23	200	195,442
3.13%, 07/27/26	485	452,238
3.59%, 07/22/28 (Call 07/22/27)[d,e]	200	189,874
3.63%, 01/20/27[b]	100	96,447
3.88%, 01/27/26	400	394,340
4.88%, 11/01/22	150	155,745

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
2.88%, 04/12/23	$250	$242,533
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200	196,820
5.13%, 05/28/24	100	101,656
6.00%, 12/19/23	100	106,039
6.13%, 12/15/22	100	105,911
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	75	72,672
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	400	394,328
Sumitomo Mitsui Banking Corp.
1.97%, 01/11/19	250	248,245
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	400	387,036
2.78%, 10/18/22	400	385,672
3.10%, 01/17/23	400	390,816
SunTrust Bank/Atlanta GA
2.59%, 01/29/21 (Call 01/29/20)[d,e]	400	396,448
Svenska Handelsbanken AB
1.50%, 09/06/19	250	245,275
1.88%, 09/07/21	250	238,375
Wells Fargo & Co.
2.50%, 03/04/21	400	391,728
3.00%, 01/22/21[b]	100	99,381
4.48%, 01/16/24	100	101,889
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	495,740
2.15%, 12/06/19	300	296,388
2.60%, 01/15/21	300	295,008
Westpac Banking Corp.
1.60%, 08/19/19	100	98,315
2.15%, 03/06/20	200	196,770
2.80%, 01/11/22	200	196,312

		28,743,183
BEVERAGES — 0.35%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	125	120,629
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)	65	64,647

10	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)[b]	$250	$236,725

		422,001
BIOTECHNOLOGY — 0.69%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (Call 09/01/18)[a,b]	50	49,704
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	100	99,466
2.65%, 05/11/22 (Call 04/11/22)	135	130,959
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	45	44,498
Biogen Inc.
2.90%, 09/15/20	30	29,822
Celgene Corp.
2.25%, 08/15/21	300	289,167
2.88%, 08/15/20	200	198,564

		842,180
BUILDING MATERIALS — 0.38%
Eagle Materials Inc.
4.50%, 08/01/26 (Call 08/01/21)	100	102,113
Louisiana-Pacific Corp.
4.88%, 09/15/24 (Call 09/15/19)	100	99,782
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	40	40,010
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	100	94,193
Standard Industries Inc./NJ
5.38%, 11/15/24 (Call 11/15/19)[a]	100	101,110
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	15	15,314
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	11	11,192

		463,714
CHEMICALS — 1.09%
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	25	24,747
7.00%, 05/15/25 (Call 05/15/20)	100	107,587
EI du Pont de Nemours & Co.
2.20%, 05/01/20	40	39,381
Monsanto Co.
2.75%, 07/15/21	300	293,907
3.38%, 07/15/24 (Call 04/15/24)	200	194,314

Security	Principal (000s)	Value
Olin Corp.
5.13%, 09/15/27 (Call 03/15/22)	$100	$97,960
RPM International Inc.
6.13%, 10/15/19	100	104,158
Sherwin-Williams Co. (The)
2.25%, 05/15/20[b]	65	63,876
2.75%, 06/01/22 (Call 05/01/22)	25	24,232
3.13%, 06/01/24 (Call 04/01/24)	50	48,021
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)	140	135,349
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	200	189,554

		1,323,086
COAL — 0.09%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%, 06/15/25 (Call 06/15/20)[a]	100	103,594

		103,594
COMMERCIAL SERVICES — 1.28%
ADT Corp. (The)
5.25%, 03/15/20	100	102,059
APTIM Corp.
7.75%, 06/15/25 (Call 06/15/20)[a,b]	50	43,597
Garda World Security Corp.
8.75%, 05/15/25 (Call 05/15/20)[a]	105	109,653
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)[a]	100	95,768
4.75%, 02/15/25 (Call 11/15/24)[a,b]	25	25,117
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	100	101,762
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	25	24,432
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 05/31/18)[a]	50	50,319
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	25	23,225
Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	35	35,915

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	$50	$48,528
Sotheby’s
4.88%, 12/15/25 (Call 12/15/20)[a,b]	50	48,123
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	25	25,117
4.80%, 04/01/26 (Call 01/01/26)	300	311,736
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	30	29,138
4.88%, 01/15/28 (Call 01/15/23)	300	284,013
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	200	198,886

		1,557,388
COMPUTERS — 2.20%
Apple Inc.
3.00%, 02/09/24 (Call 12/09/23)	60	58,723
3.35%, 02/09/27 (Call 11/09/26)	145	141,627
Conduent Finance Inc./Conduent Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[a]	100	118,247
Dell International LLC/EMC Corp.
3.48%, 06/01/19[a]	50	50,159
6.02%, 06/15/26 (Call 03/15/26)[a]	125	132,849
7.13%, 06/15/24 (Call 06/15/19)[a]	150	159,811
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	250	252,445
4.75%, 04/15/27 (Call 01/15/27)	100	102,633
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[b]	150	150,139
3.60%, 10/15/20 (Call 09/15/20)	900	906,336
HP Inc.
2.75%, 01/14/19	200	199,840
International Business Machines Corp.
7.63%, 10/15/18	250	255,720
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	150	148,964

		2,677,493
COSMETICS & PERSONAL CARE — 0.04%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	50	50,842

		50,842

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.08%
H&E Equipment Services Inc.
5.63%, 09/01/25 (Call 09/01/20)	$100	$100,452

		100,452
DIVERSIFIED FINANCIAL SERVICES — 5.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	150	145,152
3.65%, 07/21/27 (Call 04/21/27)	200	185,376
5.00%, 10/01/21	150	155,946
Air Lease Corp.
3.25%, 03/01/25 (Call 01/01/25)	200	187,960
Ally Financial Inc.
4.13%, 03/30/20	200	200,928
5.13%, 09/30/24	150	154,046
8.00%, 11/01/31	100	121,572
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	150	144,054
3.40%, 02/27/23 (Call 01/27/23)	200	198,388
American Express Credit Corp.
1.88%, 05/03/19 (Call 04/03/19)	50	49,605
2.20%, 03/03/20 (Call 02/01/20)	300	296,172
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	250	249,032
Ford Motor Credit Co. LLC
4.14%, 02/15/23	200	200,000
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	195,558
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	300	286,959
3.75%, 12/01/25 (Call 09/01/25)	35	35,064
4.00%, 10/15/23	150	153,251
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.85%, 01/15/27	288	287,542
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/25 (Call 10/01/20)[a]	45	42,923
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	585	559,863
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	40	38,822
4.25%, 06/01/24 (Call 03/01/24)	200	201,852

12	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	$200	$207,586
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 05/31/18)	100	101,364
6.50%, 06/01/22 (Call 06/11/18)	50	51,167
Navient Corp.
5.00%, 10/26/20	100	100,498
6.13%, 03/25/24[b]	200	200,100
NFP Corp.
6.88%, 07/15/25 (Call 07/15/20)[a]	45	44,559
ORIX Corp.
2.90%, 07/18/22	55	53,245
3.25%, 12/04/24	185	176,904
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a]	40	39,370
Springleaf Finance Corp.
6.88%, 03/15/25	55	55,529
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	650	643,168
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	196,542
3.30%, 04/01/27 (Call 01/01/27)	50	48,288
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 06/01/25 (Call 06/01/20)[a]	35	34,754
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	705	687,558

		6,730,697
ELECTRIC — 3.58%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)[b]	97	99,422
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	100	96,882
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	50	50,488
Black Hills Corp.
2.50%, 01/11/19	45	44,900
3.95%, 01/15/26 (Call 07/15/25)	50	49,570
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a]	75	71,848
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)[b]	400	383,280

Security	Principal (000s)	Value
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	$100	$96,171
Dominion Energy Inc.
2.58%, 07/01/20	30	29,548
5.20%, 08/15/19	100	102,687
Series B
1.60%, 08/15/19	55	54,033
Series D
2.85%, 08/15/26 (Call 05/15/26)	100	91,308
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)[b]	300	285,195
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	200	199,928
3.55%, 09/15/21 (Call 06/15/21)	100	100,530
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	99,627
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	100	99,765
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	90	89,704
3.55%, 05/01/27 (Call 02/01/27)[b]	200	192,122
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[a]	35	33,879
4.50%, 09/15/27 (Call 06/15/27)[a]	100	93,615
NRG Energy Inc.
6.63%, 01/15/27 (Call 07/15/21)	400	411,520
Ohio Power Co.
Series M
5.38%, 10/01/21	100	106,690
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	95,223
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	100	95,958
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	148,702
4.15%, 09/15/21 (Call 06/15/21)	300	304,242
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	150	148,390
3.00%, 05/15/27 (Call 02/15/27)	100	95,218
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)[b]	45	43,689
Southern Co. (The)
2.45%, 09/01/18	150	149,676

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	$50	$50,558
Series D
1.95%, 12/15/19	90	88,379
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	45	32,843
Virginia Electric & Power Co.
Series C
2.75%, 03/15/23 (Call 12/15/22)	60	58,057
Vistra Energy Corp.
7.38%, 11/01/22 (Call 11/01/18)	100	105,357
8.13%, 01/30/26 (Call 07/30/20)[a]	50	54,877

		4,353,881
ELECTRICAL COMPONENTS & EQUIPMENT — 0.13%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a]	50	49,602
General Cable Corp.
5.75%, 10/01/22 (Call 05/11/18)	100	102,647

		152,249
ELECTRONICS — 0.50%
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	250	239,290
Amphenol Corp.
2.20%, 04/01/20	60	59,073
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	85	79,993
Flex Ltd.
4.63%, 02/15/20	150	152,775
Fortive Corp.
1.80%, 06/15/19	35	34,567
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	40	37,705

		603,403
ENGINEERING & CONSTRUCTION — 0.16%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	100	96,109
Pisces Midco Inc.
8.00%, 04/15/26 (Call 04/15/21)[a]	55	55,025
StandardAero Aviation Holdings Inc.
10.00%, 07/15/23 (Call 07/15/18)[a]	35	37,934

		189,068

Security	Principal (000s)	Value
ENTERTAINMENT — 0.48%
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)[a]	$200	$188,718
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	100	102,199
International Game Technology PLC
6.50%, 02/15/25 (Call 08/15/24)[a]	200	213,474
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	75	80,813

		585,204
ENVIRONMENTAL CONTROL — 0.03%
Waste Pro USA Inc.
5.50%, 02/15/26 (Call 02/15/21)[a]	35	34,644

		34,644
FOOD — 1.16%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	79	77,559
Kellogg Co.
2.65%, 12/01/23	100	94,656
Kraft Heinz Foods Co.
2.00%, 07/02/18	450	449,563
2.80%, 07/02/20 (Call 06/02/20)	250	248,050
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (Call 11/01/21)[a]	200	199,338
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	135	130,000
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)[a]	125	122,676
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)[a]	45	38,325
Sysco Corp.
3.75%, 10/01/25 (Call 07/01/25)	55	54,701

		1,414,868
FOOD SERVICE — 0.03%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)	35	35,593

		35,593
FOREST PRODUCTS & PAPER — 0.20%
Cascades Inc.
5.50%, 07/15/22 (Call 05/31/18)[a]	49	49,123
Clearwater Paper Corp.
5.38%, 02/01/25[a,b]	100	88,865

14	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	$100	$104,227

		242,215
GAS — 0.26%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	100	98,505
5.63%, 05/20/24 (Call 03/20/24)	45	45,038
5.75%, 05/20/27 (Call 02/20/27)	50	48,187
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	77	73,040
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)	50	49,976

		314,746
HAND & MACHINE TOOLS — 0.07%
Stanley Black & Decker Inc.
1.62%, 11/17/18	85	84,747

		84,747
HEALTH CARE — PRODUCTS — 2.80%
Abbott Laboratories
2.00%, 09/15/18	35	34,917
2.00%, 03/15/20	325	318,815
2.35%, 11/22/19	337	334,048
2.55%, 03/15/22	90	87,407
3.40%, 11/30/23 (Call 09/30/23)	100	98,913
3.75%, 11/30/26 (Call 08/30/26)	100	98,582
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[a]	100	100,505
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	250	224,987
Becton Dickinson and Co.
2.40%, 06/05/20	75	73,506
2.89%, 06/06/22 (Call 05/06/22)	105	101,653
3.70%, 06/06/27 (Call 03/06/27)	350	331,912
Boston Scientific Corp.
2.85%, 05/15/20	25	24,781
3.38%, 05/15/22	150	148,473
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	150	150,387
Greatbatch Ltd.
9.13%, 11/01/23 (Call 11/01/18)[a,b]	45	48,653

Security	Principal (000s)	Value
Hill-Rom Holdings Inc.
5.75%, 09/01/23 (Call 09/01/18)[a]	$85	$87,929
Medtronic Global Holdings SCA
1.70%, 03/28/19[b]	125	123,984
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/31/18)[a]	50	49,150
Stryker Corp.
2.00%, 03/08/19	175	173,917
3.38%, 05/15/24 (Call 02/15/24)	200	197,576
Teleflex Inc.
4.88%, 06/01/26 (Call 06/01/21)	100	98,389
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	165	159,930
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 05/31/18)	50	50,252
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	230	227,914
3.70%, 03/19/23 (Call 02/19/23)	55	54,609

		3,401,189
HEALTH CARE — SERVICES — 2.11%
Anthem Inc.
2.30%, 07/15/18	100	99,925
2.95%, 12/01/22 (Call 11/01/22)	100	96,963
4.10%, 03/01/28 (Call 12/01/27)	120	117,984
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	24,308
5.63%, 02/15/21 (Call 05/31/18)	30	30,820
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)	150	136,990
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[a]	100	102,883
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	100	95,735
5.00%, 03/15/24	200	202,304
5.38%, 02/01/25	200	199,016
5.50%, 06/15/47 (Call 12/15/46)	50	47,239
5.88%, 02/15/26 (Call 08/15/25)	200	202,642
Humana Inc.
2.50%, 12/15/20	125	123,005
2.63%, 10/01/19	50	49,737
Kindred Healthcare Inc.
8.75%, 01/15/23 (Call 05/31/18)	100	107,121

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
2.63%, 02/01/20	$100	$99,191
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	50	50,838
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	145	143,351
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)[a]	50	48,342
6.75%, 06/15/23[b]	100	98,489
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	100	98,537
3.10%, 03/15/26	325	310,661
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	80	80,549

		2,566,630
HOLDING COMPANIES — DIVERSIFIED — 0.28%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	350	335,069

		335,069
HOME BUILDERS — 0.70%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	50	45,759
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)[a,b]	100	101,493
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	50	48,731
4.75%, 11/29/27 (Call 05/29/27)[a]	100	94,309
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	100	97,755
5.50%, 03/01/26 (Call 12/01/25)	150	152,580
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 06/14/18)[a]	45	45,454
6.13%, 04/01/25 (Call 04/01/20)[a,b]	25	25,145
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	150	138,804
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)	100	95,003

		845,033

Security	Principal (000s)	Value
INSURANCE — 2.55%
Aflac Inc.
2.40%, 03/16/20	$800	$790,848
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	250	236,625
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	30	29,915
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	98,307
Chubb INA Holdings Inc.
3.35%, 05/15/24	75	74,057
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	145	135,903
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,132
5.25%, 05/30/25 (Call 02/28/25)	200	201,484
Fidelity & Guaranty Life Holdings Inc.
5.50%, 05/01/25 (Call 02/01/25)[a]	50	49,740
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	100	98,899
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	150	148,774
2.35%, 03/06/20 (Call 02/06/20)	200	197,180
3.75%, 03/14/26 (Call 12/14/25)	600	592,926
MetLife Inc.
4.75%, 02/08/21	150	155,989
Radian Group Inc.
5.25%, 06/15/20	117	120,498
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	40	39,402
Willis Towers Watson PLC
5.75%, 03/15/21	100	105,596

		3,101,275
INTERNET — 2.06%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	300	281,376
3.60%, 11/28/24 (Call 08/28/24)[b]	600	591,060
Baidu Inc.
2.75%, 06/09/19[b]	250	248,775
3.88%, 09/29/23 (Call 08/29/23)	200	198,604
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	170	164,788

16	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	$100	$99,284
2.75%, 01/30/23 (Call 12/30/22)	200	192,322
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)[a]	40	39,299
Netflix Inc.
4.88%, 04/15/28[a]	350	329,829
VeriSign Inc.
4.63%, 05/01/23 (Call 05/31/18)	100	100,217
4.75%, 07/15/27 (Call 07/15/22)	100	96,027
5.25%, 04/01/25 (Call 01/01/25)	100	102,608
Zayo Group LLC/Zayo Capital Inc.
6.38%, 05/15/25 (Call 05/15/20)	55	56,933

		2,501,122
IRON & STEEL — 1.13%
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)[b]	150	162,654
ArcelorMittal
5.75%, 03/01/21	200	210,016
7.25%, 10/15/39	100	118,393
Big River Steel LLC/BRS Finance Corp.
7.25%, 09/01/25 (Call 09/01/20)[a]	60	62,630
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[a]	200	195,994
5.75%, 03/01/25 (Call 03/01/20)[b]	75	72,370
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)	150	152,928
United States Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	90	89,289
Vale Overseas Ltd.
4.38%, 01/11/22	200	202,522
6.25%, 08/10/26	100	110,274

		1,377,070
LEISURE TIME — 0.17%
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	65	63,716
3.70%, 03/15/28 (Call 12/15/27)	100	94,513
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[a]	55	53,051

		211,280
LODGING — 0.32%
Hilton Domestic Operating Co. Inc.
5.13%, 05/01/26 (Call 05/01/21)[a]	25	24,964

Security	Principal (000s)	Value
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc.
6.13%, 12/01/24 (Call 12/01/21)	$100	$105,704
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	35	33,080
6.63%, 12/15/21	100	106,888
Wyndham Hotels & Resorts Inc.
5.38%, 04/15/26 (Call 04/15/21)[a]	65	65,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)[a]	50	48,199

		384,460
MACHINERY — 0.14%
Cleaver-Brooks Inc.
7.88%, 03/01/23 (Call 12/15/19)[a]	35	36,349
RBS Global Inc./Rexnord LLC
4.88%, 12/15/25 (Call 12/15/20)[a,b]	100	96,817
Roper Technologies Inc.
3.85%, 12/15/25 (Call 09/15/25)	35	34,855

		168,021
MANUFACTURING — 0.41%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	100	90,201
Bombardier Inc.
6.13%, 01/15/23[a]	100	100,666
7.50%, 03/15/25 (Call 03/15/20)[a]	50	52,108
8.75%, 12/01/21[a]	50	55,532
General Electric Co.
4.38%, 09/16/20[b]	200	205,354

		503,861
MEDIA — 2.73%
Altice France SA/France
6.00%, 05/15/22 (Call 05/31/18)[a]	200	197,256
Altice U.S. Finance I Corp.
5.50%, 05/15/26 (Call 05/15/21)[a]	200	195,500
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/21)[b]	100	94,979
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)[a,b]	250	230,072

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	$745	$746,795
4.91%, 07/23/25 (Call 04/23/25)	300	304,950
Clear Channel Worldwide Holdings Inc.
Series B
6.50%, 11/15/22 (Call 05/31/18)	50	51,122
CSC Holdings LLC
5.25%, 06/01/24	300	281,016
DISH DBS Corp.
5.00%, 03/15/23[b]	200	173,466
6.75%, 06/01/21	100	99,604
7.75%, 07/01/26[b]	200	182,240
Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 08/15/23 (Call 08/15/18)[a,b]	70	73,500
Sirius XM Radio Inc.
5.00%, 08/01/27 (Call 08/01/22)[a]	100	95,505
5.38%, 07/15/26 (Call 07/15/21)[a]	150	147,384
6.00%, 07/15/24 (Call 07/15/19)[a]	100	102,770
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	50,181
6.75%, 07/01/18	100	100,635
Time Warner Inc.
2.10%, 06/01/19	150	148,623
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/20)[a,b]	50	46,168

		3,321,766
METAL FABRICATE & HARDWARE — 0.04%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	50	49,676

		49,676
MINING — 0.58%
Alcoa Nederland Holding BV
7.00%, 09/30/26 (Call 09/30/21)[a]	200	218,028
Aleris International Inc.
7.88%, 11/01/20 (Call 05/31/18)	42	41,550
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	95,920
5.45%, 03/15/43 (Call 09/15/42)	50	45,307

Security	Principal (000s)	Value
Hudbay Minerals Inc.
7.63%, 01/15/25 (Call 01/15/20)[a,b]	$50	$53,289
Southern Copper Corp.
3.88%, 04/23/25	150	149,572
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)	100	101,451

		705,117
OFFICE & BUSINESS EQUIPMENT — 0.09%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	100	103,552

		103,552
OIL & GAS — 2.01%
Andeavor
5.13%, 12/15/26 (Call 09/15/26)	100	105,541
Antero Resources Corp.
5.13%, 12/01/22 (Call 05/31/18)	100	100,688
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	250	214,952
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	85	82,067
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	100	97,314
4.38%, 01/15/28 (Call 10/15/27)[a]	50	49,259
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 05/15/25 (Call 05/15/20)[a,b]	40	40,400
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	50	52,289
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (Call 05/15/25)	80	82,135
Diamondback Energy Inc.
5.38%, 05/31/25 (Call 05/31/20)[b]	50	50,811
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[b]	100	81,333
EP Energy LLC/Everest Acquisition Finance Inc.
8.00%, 11/29/24 (Call 11/30/19)[a,b]	50	51,729
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	25	23,827

18	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
Jagged Peak Energy LLC
5.88%, 05/01/26 (Call 05/01/21)[a]	$20	$20,083
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	95	95,277
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/20)	250	250,202
Newfield Exploration Co.
5.63%, 07/01/24	50	53,003
5.75%, 01/30/22	50	52,554
Oasis Petroleum Inc.
6.25%, 05/01/26[a]	30	30,000
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	85	82,906
3.50%, 06/15/25 (Call 03/15/25)	60	59,564
Parkland Fuel Corp.
6.00%, 04/01/26 (Call 04/01/21)[a]	25	25,160
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/15/20)[b]	100	103,961
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	250	245,435
Precision Drilling Corp.
7.13%, 01/15/26 (Call 11/15/20)[a]	100	101,051
7.75%, 12/15/23 (Call 12/15/19)[b]	50	52,165
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	50	48,740
Resolute Energy Corp.
8.50%, 05/01/20 (Call 06/14/18)[a]	45	44,888
Valero Energy Corp.
3.65%, 03/15/25	50	49,287
Whiting Petroleum Corp.
6.63%, 01/15/26 (Call 10/15/25)[a]	100	102,868

		2,449,489
OIL & GAS SERVICES — 0.21%
Bristow Group Inc.
8.75%, 03/01/23 (Call 03/01/20)[a]	40	41,046
McDermott Escrow 1 Inc./McDermott Escrow 2 Inc.
10.63%, 05/01/24 (Call 05/01/21)[a]	50	50,515
McDermott International Inc.
8.00%, 05/01/21 (Call 05/10/18)[a]	50	51,056

Security	Principal (000s)	Value
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)[a,b]	$105	$107,100

		249,717
PACKAGING & CONTAINERS — 0.39%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.25%, 05/15/24 (Call 05/15/19)[a]	200	211,564
Ball Corp.
4.00%, 11/15/23	50	49,078
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a]	25	25,157
7.25%, 04/15/25 (Call 04/15/20)[a,b]	30	30,781
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
6.88%, 02/15/21 (Call 05/31/18)	52	52,665
Sealed Air Corp.
5.50%, 09/15/25 (Call 06/15/25)[a]	100	103,602

		472,847
PHARMACEUTICALS — 2.41%
AbbVie Inc.
1.80%, 05/14/18	50	49,990
2.30%, 05/14/21 (Call 04/14/21)	55	53,444
2.50%, 05/14/20 (Call 04/14/20)	30	29,634
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	185	183,588
Cardinal Health Inc.
1.95%, 06/15/18	75	74,957
CVS Health Corp.
3.35%, 03/09/21	160	160,224
3.70%, 03/09/23 (Call 02/09/23)	350	348,625
4.13%, 05/15/21 (Call 02/15/21)	200	204,354
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 05/31/18)[a]	100	72,465
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	25	24,908
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	155	148,245
2.95%, 03/03/27 (Call 12/03/26)	260	248,942
Mead Johnson Nutrition Co.
3.00%, 11/15/20	55	54,842

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	$100	$96,304
3.40%, 05/06/24	150	149,339
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	200	196,532
2.40%, 09/23/21 (Call 08/23/21)	95	91,207
Valeant Pharmaceuticals International Inc.
5.50%, 11/01/25 (Call 11/01/20)[a]	130	129,350
6.13%, 04/15/25 (Call 04/15/20)[a]	200	180,050
7.00%, 03/15/24 (Call 03/15/20)[a]	100	105,595
Zoetis Inc.
3.45%, 11/13/20 (Call 10/13/20)	330	331,313

		2,933,908
PIPELINES — 3.01%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	49,832
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	200	206,028
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[a]	25	24,424
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)[b]	100	99,185
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	40	38,685
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	50	49,858
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	101,411
9.00%, 04/15/19	100	105,642
Enterprise Products Operating LLC
5.25%, 01/31/20	200	207,244
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	99,745
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)	200	206,684
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	400	406,612
7.50%, 09/01/23 (Call 06/01/23)	100	115,798

Security	Principal (000s)	Value
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	$700	$701,176
PBF Logistics LP/PBF Logistics Finance Corp.
6.88%, 05/15/23 (Call 05/31/18)	35	35,378
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	104,942
5.63%, 03/01/25 (Call 12/01/24)	200	213,312
5.75%, 05/15/24 (Call 02/15/24)	200	215,010
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/31/18)	150	141,922
5.13%, 02/01/25 (Call 02/01/20)	200	193,682
5.88%, 04/15/26 (Call 04/15/21)[a]	35	34,746
TransCanada PipeLines Ltd.
3.13%, 01/15/19	60	60,174
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	250	247,597

		3,659,087
PRIVATE EQUITY — 0.29%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 02/01/19)	125	127,867
6.38%, 12/15/25 (Call 12/15/20)	125	125,358
6.75%, 02/01/24 (Call 02/01/20)	100	102,228

		355,453
REAL ESTATE — 0.05%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a]	65	64,828

		64,828
REAL ESTATE INVESTMENT TRUSTS — 2.90%
American Tower Corp.
2.25%, 01/15/22	200	190,588
2.80%, 06/01/20 (Call 05/01/20)	100	99,046
3.00%, 06/15/23	260	249,324
3.40%, 02/15/19	100	100,319
3.55%, 07/15/27 (Call 04/15/27)[b]	340	317,900
5.90%, 11/01/21	100	107,582
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	100	103,470
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	100	99,645

20	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	$195	$185,464
3.40%, 02/15/21 (Call 01/15/21)	100	100,068
4.88%, 04/15/22	100	103,894
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	200	200,468
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	100	97,723
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	250	247,455
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	400	403,992
5.00%, 08/15/22 (Call 02/15/22)	200	206,174
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)[a]	150	140,414
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	85	80,549
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	98,573
4.38%, 03/01/21 (Call 12/01/20)	150	154,400
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 05/31/18)[a]	45	43,979
VEREIT Operating Partnership LP
4.88%, 06/01/26 (Call 03/01/26)	40	39,726
Welltower Inc.
5.25%, 01/15/22 (Call 10/15/21)	150	157,494

		3,528,247
RETAIL — 2.07%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a]	35	33,460
5.00%, 10/15/25 (Call 10/15/20)[a]	150	144,557
Advance Auto Parts Inc.
5.75%, 05/01/20	200	209,166
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)[b]	145	140,966
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	300	297,819
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[a]	100	101,472
Home Depot Inc. (The)
3.35%, 09/15/25 (Call 06/15/25)	35	34,518

Security	Principal (000s)	Value
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)[a,b]	$52	$50,017
8.63%, 03/15/25 (Call 03/15/21)[a,b]	25	23,356
L Brands Inc.
5.25%, 02/01/28[b]	100	93,972
6.63%, 04/01/21	150	159,381
McDonald’s Corp.
2.63%, 01/15/22	200	196,280
3.25%, 06/10/24	200	196,422
3.38%, 05/26/25 (Call 02/26/25)	300	294,045
Men's Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 05/31/18)	50	51,397
QVC Inc.
3.13%, 04/01/19	250	249,897
Rite Aid Corp.
6.75%, 06/15/21 (Call 05/31/18)	100	101,727
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	50	48,097
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	100	96,303

		2,522,852
SEMICONDUCTORS — 2.20%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	60	58,212
2.95%, 01/12/21	370	367,410
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	300	290,067
2.38%, 01/15/20	100	98,627
3.00%, 01/15/22 (Call 12/15/21)	650	634,088
3.63%, 01/15/24 (Call 11/15/23)	425	413,006
Entegris Inc.
4.63%, 02/10/26 (Call 11/10/20)[a]	100	96,727
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)	150	156,518
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	500	478,060
QUALCOMM Inc.
3.00%, 05/20/22	85	82,853

		2,675,568

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
SOFTWARE — 2.08%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	$25	$24,117
3.40%, 09/15/26 (Call 06/15/26)[b]	60	57,400
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)	30	29,961
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 05/31/18)[a]	50	49,961
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	400	379,268
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	80	79,920
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	100	97,100
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	30,313
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	95	95,702
7.00%, 12/01/23 (Call 12/01/18)[a]	80	83,725
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	49,973
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/16/18)	100	101,539
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%, 07/15/25 (Call 07/15/20)[a]	27	27,845
Microsoft Corp.
2.88%, 02/06/24 (Call 12/06/23)	75	73,228
Open Text Corp.
5.63%, 01/15/23 (Call 05/31/18)[a]	250	259,542
PTC Inc.
6.00%, 05/15/24 (Call 05/15/19)	100	105,036
Riverbed Technology Inc.
8.88%, 03/01/23 (Call 05/31/18)[a,b]	100	92,956
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	30	33,392
VMware Inc.
2.30%, 08/21/20	280	272,454
2.95%, 08/21/22 (Call 07/21/22)	415	398,931
3.90%, 08/21/27 (Call 05/21/27)	200	188,764

		2,531,127

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 3.23%
AT&T Inc.
3.00%, 06/30/22 (Call 04/30/22)	$50	$48,829
3.20%, 03/01/22 (Call 02/01/22)	165	163,008
3.40%, 08/14/24 (Call 05/23/18)	200	202,102
3.90%, 03/11/24 (Call 12/11/23)	150	149,625
5.80%, 02/15/19	300	307,065
5.88%, 10/01/19	300	312,159
CenturyLink Inc.
7.60%, 09/15/39[b]	50	42,159
Series S
6.45%, 06/15/21	50	51,167
CommScope Inc.
5.50%, 06/15/24 (Call 06/15/19)[a]	100	102,256
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)[b]	50	30,600
8.50%, 04/01/26 (Call 04/01/21)[a,b]	100	97,045
11.00%, 09/15/25 (Call 06/15/25)	50	38,384
Hughes Satellite Systems Corp.
5.25%, 08/01/26	85	83,397
6.63%, 08/01/26	130	130,602
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 05/31/18)	100	97,596
8.00%, 02/15/24 (Call 02/15/19)[a]	100	105,718
9.75%, 07/15/25 (Call 07/15/21)[a,b]	50	49,056
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	30	29,888
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	100	98,794
Motorola Solutions Inc.
3.50%, 03/01/23	150	146,262
4.60%, 02/23/28 (Call 11/23/27)	50	49,716
Plantronics Inc.
5.50%, 05/31/23 (Call 05/31/18)[a,b]	100	99,973
Sprint Communications Inc.
9.00%, 11/15/18[a]	37	38,144
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)[b]	100	105,250
7.88%, 09/15/23	175	187,327

22	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Principal (000s)	Value
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	$150	$144,460
6.50%, 01/15/26 (Call 01/15/21)	45	47,868
Telecom Italia Capital SA
7.20%, 07/18/36	100	114,861
Verizon Communications Inc.
1.75%, 08/15/21	600	572,028
3.38%, 02/15/25	268	259,357
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 05/31/18)[b]	50	29,143

		3,933,839
TRANSPORTATION — 0.01%
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a]	15	15,479

		15,479
TRUCKING & LEASING — 0.23%
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a]	100	99,674
5.50%, 02/15/24[a]	185	179,537

		279,211

TOTAL CORPORATE BONDS & NOTES (Cost: $107,670,323)		105,597,757

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.82%

MORTGAGE-BACKED SECURITIES — 39.82%
Federal Home Loan Mortgage Corp.
2.50%, 05/01/33[f]	1,050	1,020,141
3.00%, 05/01/33[f]	1,250	1,239,453
3.00%, 05/01/48[f]	2,375	2,289,648
3.50%, 05/01/33[f]	500	505,938
3.50%, 01/01/46	24	23,889
3.50%, 03/01/46	30	29,570
3.50%, 09/01/46	25	24,687
3.50%, 12/01/46	238	236,414
3.50%, 09/01/47	1,156	1,148,694
3.50%, 05/01/48[f]	2,526	2,508,634
4.00%, 05/01/33[f]	25	25,645
4.00%, 04/01/46	259	265,757
4.00%, 10/01/47	95	97,047
4.00%, 12/01/47	283	288,364
4.00%, 05/01/48[f]	1,161	1,182,769
4.50%, 05/01/48[f]	700	728,875

Security	Principal (000s)	Value
5.00%, 05/01/48[f]	$225	$238,359
Federal National Mortgage Association
2.50%, 05/01/33[f]	1,670	1,624,075
2.50%, 05/01/48[f]	150	139,781
3.00%, 02/01/31	799	796,085
3.00%, 05/01/33[f]	984	976,005
3.00%, 05/01/48[f]	4,433	4,275,767
3.50%, 05/01/33[f]	654	661,664
3.50%, 11/01/45	147	146,683
3.50%, 02/01/46	394	392,486
3.50%, 01/01/47	102	101,343
3.50%, 08/01/47	119	118,213
3.50%, 05/01/48[f]	5,639	5,598,470
4.00%, 05/01/33[f]	400	410,000
4.00%, 01/01/46	93	94,963
4.00%, 02/01/46	67	67,857
4.00%, 03/01/46	30	30,243
4.00%, 04/01/46	159	161,846
4.00%, 06/01/47	24	24,783
4.00%, 11/01/47	44	44,584
4.00%, 02/01/48	276	281,706
4.00%, 04/01/48	100	101,928
4.00%, 05/01/48[f]	3,363	3,425,005
4.50%, 05/01/33[f]	75	75,457
4.50%, 05/01/48[f]	1,375	1,432,148
5.00%, 09/01/47	70	74,884
5.00%, 05/01/48[f]	196	208,066
5.50%, 05/01/48[f]	1,150	1,239,125
Government National Mortgage Association
2.50%, 05/01/48[f]	150	141,703
3.00%, 05/01/48[f]	4,425	4,311,672
3.50%, 10/20/47	220	220,516
3.50%, 05/01/48[f]	4,993	4,998,368
4.00%, 09/20/45	58	59,539
4.00%, 09/20/46	19	19,880
4.00%, 05/01/48[f]	2,559	2,616,743
4.50%, 10/20/46	23	24,561
4.50%, 05/01/48[f]	995	1,031,593
5.00%, 05/01/48[f]	625	656,641

		48,438,267

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $48,795,992)		48,438,267

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 17.26%

MONEY MARKET FUNDS — 17.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.93%[g,h,i]	20,894	$20,895,681
BlackRock Cash Funds: Treasury, SL Agency Shares
1.61%[g,h]	100	100,000

		20,995,681

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,993,978)		20,995,681

TOTAL INVESTMENTS IN SECURITIES — 143.90%
(Cost: $177,460,293)		175,031,705
Other Assets, Less Liabilities — (43.90)%		(53,393,662)

NET ASSETS — 100.00%		$121,638,043

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
[d]	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
[e]	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
[f]	To-be-announced (TBA). See Note 1.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 04/30/18 (000s)	Value at 04/30/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,546	—	(5,652)[b]	20,894	$20,895,681	$165,323[c]	$(4,176)	$355
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	—	100	100,000	663	—	—

					$20,995,681	$165,986	$(4,176)	$355

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

24	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

Futures Contracts (Note 5)

Futures contracts outstanding as of April 30, 2018 were as follows:

Description	Number of contracts	Expiration date	Notional amount (000)	Value / unrealized appreciation (depreciation)
Long Contracts
10-Year Ultra U.S. Treasury Note	2	Jun 2018	$256	$(3,988)
2-Year U.S. Treasury Note	4	Jun 2018	848	(1,817)
5-Year U.S. Treasury Note	6	Jun 2018	681	(3,336)

				(9,141)

Short Contracts
10-Year U.S. Treasury Note	(6)	Jun 2018	718	(3,292)
U.S. Treasury Ultra Bond	(14)	Jun 2018	2,200	47,325
U.S. Treasury Long Bond	(2)	Jun 2018	288	5,747

				49,780

Total				$40,639

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$105,597,757	$—	$105,597,757
U.S. government & agency obligations	—	48,438,267	—	48,438,267
Money market funds	20,995,681	—	—	20,995,681

Total	$20,995,681	$154,036,024	$—	$175,031,705

Derivative financial instruments[a]
Assets
Futures contracts	$53,072	$—	$—	$53,072
Liabilities
Futures contracts	(12,433)	—	—	(12,433)

Total	$40,639	$—	$—	$40,639

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Statement of Assets and Liabilities (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

April 30, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$156,466,315
Affiliated (Note 2)	20,993,978

Total cost of investments in securities	$177,460,293

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$154,036,024
Affiliated (Note 2)	20,995,681
Cash pledged to broker for futures contracts	56,000
Receivables:
Investment securities sold	7,508,840
Dividends and interest	1,199,898

Total Assets	183,796,443

LIABILITIES
Payables:
Investment securities purchased	51,508,711
Collateral for securities on loan (Note 1)	10,611,118
Futures variation margin	13,138
Investment advisory fees (Note 2)	25,433

Total Liabilities	62,158,400

NET ASSETS	$121,638,043

Net assets consist of:
Paid-in capital	$125,368,254
Undistributed net investment income	355,181
Accumulated net realized loss	(1,697,443)
Net unrealized depreciation	(2,387,949)

NET ASSETS	$121,638,043

Shares outstanding[b]	1,250,000

Net asset value per share	$97.31

[a]	Securities on loan with a value of $10,252,084. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Six months ended April 30, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$148,260
Interest — unaffiliated	2,046,037
Securities lending income — affiliated — net (Note 2)	17,726

Total investment income	2,212,023

EXPENSES
Investment advisory fees (Note 2)	173,953
Proxy fees	12

Total expenses	173,965
Less investment advisory fees waived (Note 2)	(8,517)

Net expenses	165,448

Net investment income	2,046,575

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,620,089)
Investments — affiliated (Note 2)	(4,176)
In-kind redemptions — unaffiliated	(237,479)
Futures contracts	301,696

Net realized loss	(1,560,048)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(3,464,839)
Investments — affiliated (Note 2)	355
Futures contracts	(93,770)

Net change in unrealized appreciation/depreciation	(3,558,254)

Net realized and unrealized loss	(5,118,302)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,071,727)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

	Six months ended April 30, 2018 (Unaudited)	Year ended October 31, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,046,575	$2,911,720
Net realized gain (loss)	(1,560,048)	308,659
Net change in unrealized appreciation/depreciation	(3,558,254)	353,409

Net increase (decrease) in net assets resulting from operations	(3,071,727)	3,573,788

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,691,394)	(2,911,727)
From net realized gain	—	(56,260)
Return of capital	—	(28,701)

Total distributions to shareholders	(1,691,394)	(2,996,688)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,817,281	59,745,799
Cost of shares redeemed	(34,156,669)	—

Net increase (decrease) in net assets from capital share transactions	(4,339,388)	59,745,799

INCREASE (DECREASE) IN NET ASSETS	(9,102,509)	60,322,899

NET ASSETS
Beginning of period	130,740,552	70,417,653

End of period	$121,638,043	$130,740,552

Undistributed net investment income included in net assets at end of period	$355,181	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	600,000
Shares redeemed	(350,000)	—

Net increase (decrease) in shares outstanding	(50,000)	600,000

See notes to financial statements.

28	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2018 (Unaudited)	Year ended Oct. 31, 2017	Year ended Oct. 31, 2016	Period from Feb. 24, 2015 [a] to Oct. 31, 2015
Net asset value, beginning of period	$100.57	$100.60	$98.33	$99.60

Income from investment operations:
Net investment income[b]	1.44	2.66	2.75	1.74
Net realized and unrealized gain (loss)[c]	(3.51)	0.09	2.40	(1.29)

Total from investment operations	(2.07)	2.75	5.15	0.45

Less distributions from:
Net investment income	(1.19)	(2.70)	(2.79)	(1.72)
Net realized gain	—	(0.05)	—	—
Return of capital	—	(0.03)	(0.09)	—

Total distributions	(1.19)	(2.78)	(2.88)	(1.72)

Net asset value, end of period	$97.31	$100.57	$100.60	$98.33

Total return	(2.07)%[d]	2.79%	5.32%	0.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$121,638	$130,741	$70,418	$73,750
Ratio of expenses to average net assets[e]	0.24%	0.24%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%	0.25%	0.25%	0.26%
Ratio of net investment income to average net assets[e]	2.94%	2.66%	2.78%	2.58%
Portfolio turnover rate[f,g]	343%[d]	683%	569%	362%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Edge U.S. Fixed Income Balanced Risk	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

FUND REORGANIZATION

On February 5, 2018, the Fund, a series of the Trust, (the “Successor Fund”), acquired all the net assets of the iShares Edge U.S. Fixed Income Balanced Risk ETF, a series of iShares U.S. ETF Trust (the “Predecessor Fund”), pursuant to a plan of reorganization approved by the Board of Trustees of the Predecessor Fund on September 15, 2017 (the “Reorganization”). The purpose of the Reorganization was to convert the Predecessor Fund from an actively managed exchange-traded fund (“ETF”) to a passively managed or index ETF. As an index ETF, the Successor Fund will be a series of the Trust and will be covered by the iShares exemptive relief that permits the iShares funds to operate as index ETFs. The Successor Fund has the same contractual investment advisory fee as the Predecessor Fund, is advised by the same investment adviser as the Predecessor Fund, managed by the same portfolio managers, and the same persons serving as trustees and officers of the Predecessor Fund also serve as trustees and officers of the Successor Fund.

Each shareholder of the Predecessor Fund received shares of the Successor Fund in an amount equal to the aggregate net asset value of such shareholder’s Predecessor Fund shares, as determined before market open of business on February 5, 2018. The Reorganization was accomplished by a tax-free exchange of 1,500,000 shares of the Successor Fund for 1,500,000 shares of the Predecessor Fund at a conversion rate of 1.

The Predecessor Fund’s fair value and cost of investments prior to the Reorganization was $217,941,780 and $219,937,146, respectively. Prior to the Reorganization, the Successor Fund had not yet commenced operations and had no assets or liabilities. As a result of the Reorganization, the Successor Fund assumed the performance and accounting history of the Predecessor Fund. The aggregate net assets of the Successor Fund immediately after the Reorganization amounted to $147,603,957.

Since this was a non-taxable merger, for financial reporting purposes, assets received and shares issued by the Successor Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to the Successor Fund.

30	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

32	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of April 30, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of April 30, 2018:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Barclays Capital Inc.	$1,466,717	$1,466,717	$—
BMO Capital Markets	143,512	143,512	—
BNP Paribas New York Branch	55,403	55,403	—
BNP Paribas Securities Corp.	181,875	181,875	—
Citigroup Global Markets Inc.	675,085	675,085	—
Credit Suisse Securities (USA) LLC	982,540	982,540	—
Deutsche Bank Securities Inc.	42,025	42,025	—
HSBC Securities (USA) Inc.	1,656,280	1,656,280	—
Jefferies LLC	49,750	49,750	—
JPMorgan Securities LLC	3,112,465	3,112,465	—
Merrill Lynch, Pierce, Fenner & Smith	73,599	73,599	—
Nomura Securities International Inc.	240,547	240,547	—
Scotia Capital (USA) Inc.	345,404	345,404	—
Wells Fargo Securities LLC	1,226,882	1,226,882	—

	$10,252,084	$10,252,084	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

34	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, a fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended April 30, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $6,116.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2018 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$569,032,541	$580,029,066	$30,297,563	$14,789,718

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2018, were $3,944,073 and $15,852,537, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	FUTURES CONTRACTS

The Fund uses futures contracts to balance its exposure to interest rate risk against its exposure to credit spread risk. Futures contracts are standardized, exchange-traded agreements to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded.

Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract. Such receipts or payments are known as variation margin and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

36	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

The following table shows the value of futures contracts held by the Fund as of April 30, 2018 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Interest rate contracts
Variation margin/Net assets consist of – net unrealized depreciation[a]	$53,072

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

Liabilities
Interest rate contracts
Variation margin/Net assets consist of – net unrealized depreciation[b]	$12,433

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended April 30, 2018 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Interest rate contracts	$301,696	$(93,770)

The following table shows the average quarter-end balances of open futures contracts for the Fund for the six months ended April 30, 2018:

Average notional value of contracts purchased	$2,101,932
Average notional value of contracts sold	$6,586,396

6.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions,

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

38	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $177,463,279. Net unrealized depreciation was $2,390,935, of which $384,032 represented gross unrealized appreciation on securities and $2,774,967 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Although the Act does not amend any provisions directly related to the qualification or taxation of regulated investment companies (“RICs”), the Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC shareholders. While management does not anticipate significant impact to the funds or to their shareholders, there is uncertainty in the application of certain provisions in the Act. Specifically, provisions in the Act may increase the amount of or accelerate the recognition of taxable income and may limit the deductibility of certain expenses by RICs. Until full clarity around these provisions is obtained, the impact on the Fund’s financial statements, if any, cannot be fully determined.

8.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Supplemental Information (Unaudited)

iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$1.190778	$—	$—	$1.190778	100%	—%	—%	100%

40	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	41

Notes:

42	2018 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1013-0418

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	June 29, 2018

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 29, 2018